UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number    811-04367

Columbia Funds Series Trust I

(Exact name of registrant as specified in charter)

225 Franklin Street

Boston, Massachusetts 02110

(Address of principal executive offices) (Zip code)

Ryan Larrenaga

c/o Columbia Management Investment Advisers, LLC

225 Franklin Street

Boston, MA 02110

(Name and address of agent for service)

Registrant’s telephone number, including area code:        (800) 345-6611

Date of fiscal year end: August 31

Date of reporting period: February 28, 2018

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Reports to Stockholders.

SemiAnnual Report
February 28, 2018
Multi-Manager Total Return Bond Strategies Fund
Not FDIC Insured • No bank guarantee • May lose value

President’s Message
Dear Shareholders,
The year 2017 was an extraordinary year in the financial markets. The S&P 500 Index didn’t experience a single down month and returned over 20% during the 12-month period. The index continued this trend into January 2018, which marked the fastest start for the index ever. Low volatility, which had been a feature of the U.S. equity market for the last several years, along with the surge in the S&P 500 Index, seemingly drove investor sentiment to very high levels. This arguably set the stage for an overdue correction, which we witnessed in February 2018.
A return to volatility
There have been few periods of market upheaval such as were experienced in the first part of 2018. While investors were taken by surprise by the sudden and pronounced market swings, the return to some level of volatility actually marked a resumption of relatively normal market conditions. Having said that, it’s important to distinguish between a good technical correction where excess enthusiasm in the marketplace is being let out, versus a real change in the underlying fundamentals – things like an underperforming economy or weaker corporate earnings. Our view is that the recent market volatility falls into the former category, and the fundamentals remain strong. We’re continuing to see improvements in global economic activity, and we’re seeing corporate earnings expectations continue to rise – and not just because of tax reform.
Consistency is more important than ever
It’s important to keep in mind that when it comes to long-term investing, it’s the destination, not the journey that matters most. If you have a financial goal that you’ve worked out with your financial advisor, and you have a good asset allocation plan to reach it, it’s a question of sticking with your plan rather than become focused on near-term volatility. Bouts of volatility are normal. After all, it’s hard to cross the ocean without hitting an occasional rough patch. You need to focus on the destination.
One final thought. In weathering volatility, it’s the consistency of the return that is essential. Investors who chase higher returns are usually the first to sell when an investment goes through a bad patch, and they therefore don’t tend to benefit from the recovery. More disciplined investors who perhaps panic less or not at all during periods of volatility, tend to have improved long-term results and are more likely to reach their financial goals. Nothing is more important to us than making sure those who have entrusted us to protect and grow their assets are able to do what matters most to them.
Your success is our priority. Talk to your financial advisor about how working with Columbia Threadneedle Investments may help you position your portfolio for consistent, sustainable outcomes, no matter the market conditions.
Sincerely,
Christopher O. Petersen
President, Columbia Funds
The S&P 500 Index, an unmanaged index, measures the performance of 500 widely held, large-capitalization U.S. stocks and is frequently used as a general measure of market performance. Past performance is no guarantee of future results.
Columbia Funds are distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.
© 2018 Columbia Management Investment Advisers, LLC. All rights reserved.
Multi-Manager Total Return Bond Strategies Fund   |  Semiannual Report 2018

Multi-Manager Total Return Bond Strategies Fund  |  Semiannual Report 2018

Fund at a Glance
(Unaudited)
Investment objective
Multi-Manager Total Return Bond Strategies Fund (the Fund) seeks total return, consisting of capital appreciation and current income.
Portfolio management
Loomis, Sayles & Company, L.P.
Christopher Harms
Clifton Rowe, CFA
Kurt Wagner, CF, CIC
PGIM, Inc.
Michael Collins, CFA
Robert Tipp, CFA
Richard Piccirillo
Gregory Peters
TCW Investment Management Company LLC
Stephen Kane, CFA
Laird Landmann
Tad Rivelle
Bryan Whalen, CFA
Average annual total returns (%) (for the period ended February 28, 2018)
	Inception	6 Months cumulative	1 Year	5 Years	Life
Class A	04/20/12	-2.32	0.44	1.56	2.17
Institutional Class*	01/03/17	-2.10	0.81	1.64	2.24
Bloomberg Barclays U.S. Aggregate Bond Index		-2.18	0.51	1.71	1.93
All results shown assume reinvestment of distributions during the period. Returns do not reflect the deduction of taxes that a shareholder may pay on Fund distributions or on the redemption of Fund shares. Performance results reflect the effect of any fee waivers or reimbursements of Fund expenses by Columbia Management Investment Advisers, LLC and/or any of its affiliates. Absent these fee waivers or expense reimbursement arrangements, performance results would have been lower. Effective November 1, 2017, Class Z shares were renamed Institutional Class shares.
The performance information shown represents past performance and is not a guarantee of future results. The investment return and principal value of your investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance information shown. You may obtain performance information current to the most recent month-end by contacting your financial intermediary, visiting investor.columbiathreadneedleus.com or calling 800.345.6611.
*	The returns shown for periods prior to the share class inception date (including returns for the Life of the Fund, if shown, which are since Fund inception) include the returns of the Fund’s oldest share class. These returns are adjusted to reflect any higher class-related operating expenses of the newer share classes, as applicable. Please visit investor.columbiathreadneedleus.com/investment-products/mutual-funds/appended-performance for more information.
The Bloomberg Barclays U.S. Aggregate Bond Index is a broad-based benchmark that measures the investment-grade, U.S. dollar-denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities, mortgage-backed securities (agency fixed-rate and hybrid adjustable-rate mortgage passthroughs), asset-backed securities, and commercial mortgage-backed securities.
Indices are not available for investment, are not professionally managed and do not reflect sales charges, fees, brokerage commissions, taxes or other expenses of investing. Securities in the Fund may not match those in an index.
2	Multi-Manager Total Return Bond Strategies Fund | Semiannual Report 2018

Fund at a Glance   (continued)
(Unaudited)
Portfolio breakdown (%) (at February 28, 2018)
Asset-Backed Securities — Non-Agency	13.5
Commercial Mortgage-Backed Securities - Agency	3.3
Commercial Mortgage-Backed Securities - Non-Agency	5.4
Common Stocks	0.0 (a)
Corporate Bonds & Notes	32.0
Foreign Government Obligations	2.1
Inflation-Indexed Bonds	0.1
Money Market Funds	4.2
Municipal Bonds	0.5
Residential Mortgage-Backed Securities - Agency	18.7
Residential Mortgage-Backed Securities - Non-Agency	2.8
Senior Loans	0.1
Treasury Bills	0.0 (a)
U.S. Government & Agency Obligations	2.2
U.S. Treasury Obligations	15.1
Total	100.0

(a)	Rounds to zero.
Percentages indicated are based upon total investments. The Fund’s portfolio composition is subject to change.
Quality breakdown (%) (at February 28, 2018)
AAA rating	57.4
AA rating	5.2
A rating	12.0
BBB rating	18.1
BB rating	2.9
B rating	2.0
CCC rating	0.9
CC rating	0.3
C rating	0.0 (a)
Not rated	1.2
Total	100.0

(a)	Rounds to zero.
Percentages indicated are based upon total fixed income investments (excluding Money Market Funds).
Bond ratings apply to the underlying holdings of the Fund and not the Fund itself and are divided into categories ranging from highest to lowest credit quality, determined by using the middle rating of Moody’s, S&P and Fitch, after dropping the highest and lowest available ratings. When ratings are available from only two rating agencies, the lower rating is used. When a rating is available from only one rating agency, that rating is used. When a bond is not rated by any rating agency, it is designated as “Not rated.” Credit quality ratings assigned by a rating agency are subjective opinions, not statements of fact, and are subject to change, including daily. The ratings assigned by credit rating agencies are but one of the considerations that the Investment Manager and/or Fund’s subadviser incorporates into its credit analysis process, along with such other issuer-specific factors as cash flows, capital structure and leverage ratios, ability to de-leverage (repay) through free cash flow, quality of management, market positioning and access to capital, as well as such security-specific factors as the terms of the security (e.g., interest rate and time to maturity) and the amount and type of any collateral.
Market exposure through derivatives investments (% of notional exposure) (at February 28, 2018)(a)
	Long	Short	Net
Fixed Income Derivative Contracts	180.8	(280.8)	(100.0)
(a) The Fund has market exposure (long and/or short) to fixed income through its investments in derivatives. The notional exposure of a financial instrument is the nominal or face amount that is used to calculate payments made on that instrument and/or changes in value for the instrument. The notional exposure is a hypothetical underlying quantity upon which payment obligations are computed. Notional exposures provide a gauge for how the Fund may behave given changes in individual markets. For a description of the Fund’s investments in derivatives, see Investments in derivatives following the Portfolio of Investments, and Note 2 to the Notes to Financial Statements.

Multi-Manager Total Return Bond Strategies Fund | Semiannual Report 2018	3

Understanding Your Fund’s Expenses
(Unaudited)
As an investor, you incur two types of costs. There are transaction costs, which may include redemption fees. There are also ongoing costs, which generally include management fees, distribution and/or service fees, and other fund expenses. The following information is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to help you compare these costs with the ongoing costs of investing in other mutual funds.
Analyzing your Fund’s expenses
To illustrate these ongoing costs, we have provided examples and calculated the expenses paid by investors in each share class of the Fund during the period. The actual and hypothetical information in the table is based on an initial investment of $1,000 at the beginning of the period indicated and held for the entire period. Expense information is calculated two ways and each method provides you with different information. The amount listed in the “Actual” column is calculated using the Fund’s actual operating expenses and total return for the period. You may use the Actual information, together with the amount invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the results by the expenses paid during the period under the “Actual” column. The amount listed in the “Hypothetical” column assumes a 5% annual rate of return before expenses (which is not the Fund’s actual return) and then applies the Fund’s actual expense ratio for the period to the hypothetical return. You should not use the hypothetical account values and expenses to estimate either your actual account balance at the end of the period or the expenses you paid during the period. See “Compare with other funds” below for details on how to use the hypothetical data.
Compare with other funds
Since all mutual funds are required to include the same hypothetical calculations about expenses in shareholder reports, you can use this information to compare the ongoing cost of investing in the Fund with other funds. To do so, compare the hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. As you compare hypothetical examples of other funds, it is important to note that hypothetical examples are meant to highlight the ongoing costs of investing in a fund only and do not reflect any transaction costs, such as redemption or exchange fees. Therefore, the hypothetical calculations are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. If transaction costs were included in these calculations, your costs would be higher.
September 1, 2017 — February 28, 2018
	Account value at the beginning of the period ($)		Account value at the end of the period ($)		Expenses paid during the period ($)		Fund’s annualized expense ratio (%)
	Actual	Hypothetical	Actual	Hypothetical	Actual	Hypothetical	Actual
Class A	1,000.00	1,000.00	976.80	1,020.98	3.77	3.86	0.77
Institutional Class (formerly Class Z)	1,000.00	1,000.00	979.00	1,022.22	2.55	2.61	0.52
Expenses paid during the period are equal to the annualized expense ratio for each class as indicated above, multiplied by the average account value over the period and then multiplied by the number of days in the Fund’s most recent fiscal half year and divided by 365.
Expenses do not include fees and expenses incurred indirectly by the Fund from its investment in underlying funds, including affiliated and non-affiliated pooled investment vehicles, such as mutual funds and exchange-traded funds.
Had Columbia Management Investment Advisers, LLC and/or certain of its affiliates not waived/reimbursed certain fees and expenses, account value at the end of the period would have been reduced.
The Fund is offered only through certain wrap fee programs sponsored and/or managed by Ameriprise Financial, Inc. or its affiliates. Participants in wrap fee programs pay other fees that are not included in the above table. Please refer to the wrap program documents for information about the fees charged.
4	Multi-Manager Total Return Bond Strategies Fund | Semiannual Report 2018

Portfolio of Investments
February 28, 2018 (Unaudited)
(Percentages represent value of investments compared to net assets)
Asset-Backed Securities — Non-Agency 14.1%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Ally Auto Receivables Trust
Series 2017-2 Class A2
11/15/2019	1.490%	3,206,918	3,200,489
Ally Master Owner Trust
Series 2015-3 Class A
05/15/2020	1.630%	4,420,000	4,416,575
American Express Credit Account Master Trust
Series 2017-7 Class A
05/15/2025	2.350%	8,000,000	7,797,395
AmeriCredit Automobile Receivables Trust
Series 2017-1 Class B
02/18/2022	2.300%	730,000	719,813
Series 2017-3 Class B
06/19/2023	2.240%	585,000	575,227
Subordinated, Series 2016-3 Class C
04/08/2022	2.240%	6,430,000	6,319,877
Subordinated, Series 2016-4 Class B
12/08/2021	1.830%	6,360,000	6,260,366
Subordinated, Series 2017-2 Class B
05/18/2022	2.400%	2,280,000	2,254,285
Anchorage Capital CLO 8 Ltd.(a),(b)
Series 2016-8A Class A1
3-month USD LIBOR + 1.650% 07/28/2028	3.410%	14,000,000	14,065,072
Anchorage Capital CLO Ltd.(a),(b)
Series 2013-1A Class A1R
3-month USD LIBOR + 1.250% 10/13/2030	2.972%	5,250,000	5,296,258
Series 2015-6A Class AR
3-month USD LIBOR + 1.270% 07/15/2030	2.629%	11,500,000	11,595,737
Ares XXXIX CLO Ltd.(a),(b)
Series 2016-39A Class A
3-month USD LIBOR + 1.530% 07/18/2028	3.264%	14,000,000	14,114,926
ArrowMark Colorado Holdings(a),(b)
Series 2017-6A Class A1
3-month USD LIBOR + 1.280% 07/15/2029	3.002%	2,250,000	2,263,127
Atlas Senior Loan Fund Ltd.(a),(b)
Series 2017-8A Class A
3-month USD LIBOR + 1.300% 01/16/2030	2.607%	5,250,000	5,299,035
Atlas Senior Loan Fund V Ltd.(a),(b)
Series 2014-1A Class AR2
3-month USD LIBOR + 1.260% 07/16/2029	2.982%	13,750,000	13,845,452
Asset-Backed Securities — Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Atrium XII(a),(b)
Series 2012A Class AR
3-month USD LIBOR + 0.830% 04/22/2027	2.575%	15,000,000	15,004,425
Avis Budget Rental Car Funding AESOP LLC(a)
Series 2013-1A Class A
09/20/2019	1.920%	3,170,000	3,164,891
Series 2014-1A Class A
07/20/2020	2.460%	3,140,000	3,129,971
Series 2015-1A Class A
07/20/2021	2.500%	3,600,000	3,557,050
Series 2015-2A Class A
12/20/2021	2.630%	3,125,000	3,094,262
Series 2016-1A Class A
06/20/2022	2.990%	2,800,000	2,786,090
Series 2016-2A Class A
11/20/2022	2.720%	8,600,000	8,436,154
Series 2017-2A Class A
03/20/2024	2.970%	750,000	737,425
Ballyrock CLO Ltd.(a),(b)
Series 2016-1A Class A
3-month USD LIBOR + 1.590% 10/15/2028	3.312%	16,500,000	16,662,954
Battalion CLO X Ltd.(a),(b)
Series 2016-10A Class A1
3-month USD LIBOR + 1.550% 01/24/2029	3.291%	4,750,000	4,790,641
Benefit Street Partners CLO V Ltd.(a),(b)
Series 2014-VA Class AR
3-month USD LIBOR + 1.200% 10/20/2026	2.945%	11,000,000	11,038,720
Birchwood Park CLO Ltd.(a),(b)
Series 2014-1A Class AR
3-month USD LIBOR + 1.180% 07/15/2026	2.902%	2,000,000	2,005,256
BMW Floorplan Master Owner Trust(a),(b)
Series 2015-1A Class A
1-month USD LIBOR + 0.500% 07/15/2020	2.088%	800,000	801,138
Burnham Park CLO Ltd.(a),(b)
Series 2016-1A Class A
3-month USD LIBOR + 1.430% 10/20/2029	3.175%	9,500,000	9,663,713
California Republic Auto Receivables Trust
Series 2016-2 Class A3
07/15/2020	1.560%	1,402,779	1,398,644
Series 2017-1 Class A4
06/15/2022	2.280%	4,210,000	4,166,677

The accompanying Notes to Financial Statements are an integral part of this statement.
Multi-Manager Total Return Bond Strategies Fund | Semiannual Report 2018	5

Portfolio of Investments  (continued)
February 28, 2018 (Unaudited)
Asset-Backed Securities — Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Capital Auto Receivables Asset Trust
Series 2015-2 Class A3
09/20/2019	1.730%	162,110	162,035
Capital Auto Receivables Asset Trust(a)
Series 2017-1 Class A3
08/20/2021	2.020%	1,060,000	1,048,988
Capital One Multi-Asset Execution Trust
Series 2015-A4 Class A4
05/15/2025	2.750%	5,665,000	5,626,639
Series 2017-A3 Class A3
01/15/2025	2.430%	11,235,000	11,014,542
Carlyle Global Market Strategies CLO Ltd.(a),(b)
Series 2012-4A Class AR
3-month USD LIBOR + 1.450% 01/20/2029	3.195%	6,250,000	6,294,762
CarMax Auto Owner Trust
Series 2016-3 Class A3
05/17/2021	1.390%	4,365,000	4,313,802
Series 2016-4 Class A2
11/15/2019	1.210%	909,856	907,988
Series 2017-2 Class A2
06/15/2020	1.630%	7,199,226	7,179,082
Series 2017-4 Class A3
10/17/2022	2.110%	1,390,000	1,368,714
Catamaran CLO Ltd.(a),(b)
Series 2014-1A Class A1AR
3-month USD LIBOR + 1.260% 04/22/2030	2.623%	13,750,000	13,896,932
Chancelight, Inc.(a),(b)
Series 2012-2 Class A
1-month USD LIBOR + 0.730% 04/25/2039	2.351%	1,309,113	1,312,123
Chase Issuance Trust
Series 2016-A4 Class A4
07/15/2022	1.490%	6,245,000	6,072,865
Chrysler Capital Auto Receivables Trust(a)
Series 2016-BA Class A2
01/15/2020	1.360%	182,762	182,603
CIFC Funding Ltd.(a),(b)
Series 2015-1A Class ARR
3-month USD LIBOR + 1.110% 01/22/2031	2.855%	7,000,000	7,042,917
CIFC Funding Ltd.(a),(b),(c),(d)
Series 2015-3A Class AR
3-month USD LIBOR + 0.870% 04/19/2029	2.500%	6,000,000	6,000,000
CIG Auto Receivables Trust(a)
Series 2017-1A
05/15/2023	2.710%	876,616	872,084
Asset-Backed Securities — Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CIT Education Loan Trust(a),(b)
Series 2007-1 Class B
3-month USD LIBOR + 0.300% 06/25/2042	1.975%	803,745	725,700
CIT Mortgage Loan Trust(a),(b)
Series 2007-1 Class 1A
1-month USD LIBOR + 1.350% 10/25/2037	2.971%	9,762,117	9,810,612
CPS Auto Receivables Trust(a)
Series 2018-A Class C
12/15/2023	3.050%	625,000	621,493
Subordinated Series 2017-C Class B
07/15/2021	2.300%	1,310,000	1,297,245
Subordinated, Series 2016-B Class B
09/15/2020	3.180%	1,970,000	1,978,407
Credit Acceptance Auto Loan Trust(a)
Series 2016-3A Class A
04/15/2024	2.150%	2,130,000	2,111,927
Series 2017-1A Class A
10/15/2025	2.560%	685,000	681,734
Series 2017-3A Class A
06/15/2026	2.650%	1,785,000	1,775,097
Subordinated, Series 2016-2A Class B
05/15/2024	3.180%	6,300,000	6,284,285
Discover Card Execution Note Trust
Series 2017-A2 Class A2
07/15/2024	2.390%	8,265,000	8,120,332
Drive Auto Receivables Trust
Series 2017-3 Class C
07/15/2022	2.800%	1,515,000	1,509,362
Subordinated Series 2018-1 Class B
02/15/2022	2.880%	4,305,000	4,299,190
Drive Auto Receivables Trust(a)
Series 2017-AA Class C
01/18/2022	2.980%	1,240,000	1,241,481
Subordinated, Series 2016-BA Class C
07/15/2022	3.190%	6,755,000	6,771,736
Subordinated, Series 2016-CA Class B
11/16/2020	2.370%	2,236,496	2,236,077
Dryden 33 Senior Loan Fund(a),(b)
Series 2014-33A Class AR
3-month USD LIBOR + 1.430% 10/15/2028	3.152%	5,000,000	5,040,785
DT Auto Owner Trust(a)
Series 2017-3A Class B
05/17/2021	2.400%	2,600,000	2,590,709
Subordinated, Series 2016-4A Class C
10/17/2022	2.740%	9,455,000	9,425,822

The accompanying Notes to Financial Statements are an integral part of this statement.
6	Multi-Manager Total Return Bond Strategies Fund | Semiannual Report 2018

Portfolio of Investments  (continued)
February 28, 2018 (Unaudited)
Asset-Backed Securities — Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Subordinated, Series 2017-1 Class C
11/15/2022	2.700%	300,000	298,390
Earnest Student Loan Program LLC(a),(b)
Series 2016-C Class A1
1-month USD LIBOR + 1.850% 10/27/2036	3.471%	684,236	694,674
Series 2016-D Class A1
1-month USD LIBOR + 1.400% 01/25/2041	3.021%	591,546	606,212
Education Loan Asset-Backed Trust I(a),(b)
Series 2013-1 Class A2
1-month USD LIBOR + 0.800% 04/26/2032	2.421%	4,650,000	4,664,283
Educational Funding of the South, Inc.(b)
Series 2011-1 Class A2
3-month USD LIBOR + 0.650% 04/25/2035	2.395%	2,776,957	2,782,906
EFS Volunteer No. 2 LLC(a),(b)
Series 2012-1 Class A2
1-month USD LIBOR + 1.350% 03/25/2036	2.971%	2,700,000	2,772,729
Elevation CLO Ltd.(a),(b)
Series 2014-2A Class A1R
3-month USD LIBOR + 1.230% 10/15/2029	2.952%	13,000,000	13,087,334
Series 2017-7A Class A
3-month USD LIBOR + 1.220% 07/15/2030	2.824%	4,750,000	4,788,295
Ellington CLO II Ltd.(a),(b),(c)
Series 2017-2A Class A
3-month USD LIBOR + 1.700% 02/15/2029	3.467%	20,000,000	20,000,000
Enterprise Fleet Financing LLC(a)
Series 2015-2 Class A2
02/22/2021	1.590%	456,166	455,770
Series 2016-2 Class A2
02/22/2022	1.740%	1,026,225	1,021,676
Exeter Automobile Receivables Trust(a)
Series 2017-3A Class A
12/15/2021	2.050%	2,120,451	2,109,935
Series 2018-1A Class B
04/15/2022	2.750%	2,685,000	2,668,560
Subordinated, Series 2017-2A Class B
05/16/2022	2.820%	1,760,000	1,750,111
Fifth Third Auto Trust
Series 2017-1 Class A2A
04/15/2020	1.590%	2,465,000	2,456,608
First Investors Auto Owner Trust(a)
Series 2017-1A Class A2
03/15/2022	2.200%	2,170,000	2,154,881
Asset-Backed Securities — Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Flagship Credit Auto Trust(a)
Subordinated, Series 2015-3 Class B
03/15/2022	3.680%	827,000	820,333
Subordinated, Series 2016-2
09/15/2022	3.840%	1,855,000	1,872,053
Subordinated, Series 2016-3 Class B
06/15/2021	2.430%	2,195,000	2,185,668
Subordinated, Series 2016-4 Class B
10/15/2021	2.410%	1,160,000	1,149,744
Ford Credit Auto Owner Trust(a)
Series 2015-1 Class A
07/15/2026	2.120%	5,574,000	5,513,225
Series 2015-2 Class A
01/15/2027	2.440%	2,655,000	2,636,354
Series 2016-1 Class A
08/15/2027	2.310%	6,960,000	6,856,883
Series 2016-2 Class A
12/15/2027	2.030%	16,140,000	15,691,158
Series 2017-2 Class A
03/15/2029	2.360%	7,075,000	6,862,348
Series 2018-1 Class A
07/15/2031	3.190%	7,110,000	7,057,764
Ford Credit Auto Owner Trust
Series 2016-B Class A3
10/15/2020	1.330%	2,034,274	2,020,835
Ford Credit Floorplan Master Owner Trust(a)
Series 2013-2 Class A
03/15/2022	2.090%	3,775,000	3,728,552
Ford Credit Floorplan Master Owner Trust
Series 2017-3 Class A
09/15/2024	2.480%	9,600,000	9,379,977
Global SC Finance II SRL(a)
Series 2014-1A Class A2
07/17/2029	3.090%	2,460,792	2,406,354
GM Financial Automobile Leasing Trust
Series 2015-3 Class A3
03/20/2019	1.690%	717,135	716,552
Series 2016-2 Class A3
09/20/2019	1.620%	5,056,905	5,041,263
Series 2016-3 Class A2A
02/20/2019	1.350%	514,190	513,713
Series 2017-3 Class A2A
01/21/2020	1.720%	2,910,000	2,892,865
Goal Capital Funding Trust(b)
Series 2006-1 Class B
3-month USD LIBOR + 0.450% 08/25/2042	2.394%	1,040,186	968,069

The accompanying Notes to Financial Statements are an integral part of this statement.
Multi-Manager Total Return Bond Strategies Fund | Semiannual Report 2018	7

Portfolio of Investments  (continued)
February 28, 2018 (Unaudited)
Asset-Backed Securities — Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Greenwood Park CLO Ltd.(a),(b),(c),(d),(e)
Series 2018-1A Class A2
3-month USD LIBOR + 1.010% 04/15/2031	3.000%	15,000,000	15,000,000
Henderson Receivables LLC(a)
Series 2013-3A Class A
01/17/2073	4.080%	2,259,882	2,274,924
Series 2014-2A Class A
01/17/2073	3.610%	2,793,011	2,710,873
Hertz Vehicle Financing II LP(a)
Series 2015-1A Class A
03/25/2021	2.730%	5,500,000	5,455,804
Series 2015-3A Class A
09/25/2021	2.670%	1,390,000	1,372,606
Series 2016-1A Class A
03/25/2020	2.320%	1,620,000	1,607,570
Series 2016-2A Class A
03/25/2022	2.950%	6,270,000	6,206,939
Series 2016-3A Class A
07/25/2020	2.270%	4,080,000	4,030,508
Higher Education Funding I(a),(b)
Series 2014-1 Class A
3-month USD LIBOR + 1.050% 05/25/2034	2.994%	3,818,318	3,847,019
Honda Auto Receivables Owner Trust
Series 2015-3 Class A3
04/18/2019	1.270%	1,024,758	1,023,331
Hyundai Auto Lease Securitization Trust(a)
Series 2016-C Class A2
03/15/2019	1.300%	1,566,299	1,564,920
Series 2017-A
08/17/2020	1.880%	2,235,000	2,223,873
ICG US CLO Ltd.(a),(b)
Series 2017-2A Class A1
3-month USD LIBOR + 1.280% 10/23/2029	2.597%	1,000,000	1,009,875
Jackson Mill CLO Ltd.(a),(b)
Series 2015-1A Class A
3-month USD LIBOR + 1.540% 04/15/2027	3.262%	9,750,000	9,765,405
Jamestown CLO IX Ltd.(a),(b)
Series 2016-9A Class A1B
3-month USD LIBOR + 1.500% 10/20/2028	3.245%	18,400,000	18,476,802
KKR CLO Ltd.(a),(b)
Series 2018 Class A
3-month USD LIBOR + 1.270% 07/18/2030	3.004%	9,000,000	9,093,645
Asset-Backed Securities — Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Kubota Credit Owner Trust(a)
Series 2016-1A Class A2
04/15/2019	1.250%	319,093	318,652
KVK CLO Ltd.(a),(b)
Series 2014-1A Class A1R
3-month USD LIBOR + 1.300% 05/15/2026	3.139%	6,000,000	6,006,006
Lendmark Funding Trust(a)
Series 2016-2A Class A
04/21/2025	3.260%	1,100,000	1,100,788
Series 2017-1A Class A
12/22/2025	2.830%	2,060,000	2,046,766
Magnetite XI Ltd.(a),(b)
Series 2014-11A Class A1R
3-month USD LIBOR + 1.120% 01/18/2027	2.854%	5,000,000	5,014,105
Mariner CLO 5 Ltd.(a),(b),(d)
Series 2018-5A Class A
3-month USD LIBOR + 1.110% 04/25/2031	4.000%	5,500,000	5,500,000
Mariner Finance Issuance Trust(a)
Series 2017-BA Class A
12/20/2029	2.920%	6,145,000	6,071,333
Mercedes-Benz Auto Lease Trust
Series 2017-A Class A2A
08/15/2019	1.530%	6,576,393	6,560,120
Merlin Aviation Holdings DAC(a)
Series 2016-1 Class A
12/15/2032	4.500%	3,035,705	3,057,920
Midocean Credit CLO VIII(a),(b)
Series 2018-8A Class A1
3-month USD LIBOR + 1.150% 02/20/2031	3.000%	8,000,000	8,003,008
Series 2018-8A Class B
3-month USD LIBOR + 1.650% 02/20/2031	3.000%	6,600,000	6,606,244
Mid-State Capital Corp. Trust(a)
Series 2006-1 Class A
10/15/2040	5.787%	1,190,869	1,334,216
Mid-State Trust VII
Series 7 Class A (AMBAC)
12/15/2036	6.340%	1,475,761	1,559,731
Mountain View CLO LLC(a),(b)
Series 2017-2A Class A
3-month USD LIBOR + 1.210% 01/16/2031	3.075%	6,500,000	6,542,874
Mountain View CLO Ltd.(a),(b)
Series 2014-1A Class AR
3-month USD LIBOR + 1.240% 10/15/2026	2.962%	6,750,000	6,766,875

The accompanying Notes to Financial Statements are an integral part of this statement.
8	Multi-Manager Total Return Bond Strategies Fund | Semiannual Report 2018

Portfolio of Investments  (continued)
February 28, 2018 (Unaudited)
Asset-Backed Securities — Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Navient Student Loan Trust(b)
Series 2014-2 Class A
1-month USD LIBOR + 0.640% 03/25/2083	2.261%	6,652,215	6,585,036
Series 2014-3 Class A
1-month USD LIBOR + 0.620% 03/25/2083	2.241%	6,723,782	6,692,757
Series 2014-4 Class A
1-month USD LIBOR + 0.620% 03/25/2083	2.241%	2,992,579	2,990,090
Series 2015-2 Class A3
1-month USD LIBOR + 0.570% 11/26/2040	2.191%	5,400,000	5,413,331
Navient Student Loan Trust(a),(b)
Series 2017-1A Class A3
1-month USD LIBOR + 1.150% 07/26/2066	2.771%	3,530,000	3,619,274
Series 2017-3A Class A3
1-month USD LIBOR + 1.050% 07/26/2066	2.671%	13,281,000	13,647,719
Series 2017-5A Class A
1-month USD LIBOR + 0.800% 07/26/2066	2.421%	13,913,640	14,060,992
Nelnet Student Loan Trust(a),(b)
Series 2012-5A Class A
1-month USD LIBOR + 0.600% 10/27/2036	2.221%	1,973,796	1,977,562
Series 2014-4A Class A2
1-month USD LIBOR + 0.950% 11/25/2048	2.571%	4,210,000	4,241,598
Series 2015-1A Class A
1-month USD LIBOR + 0.590% 04/25/2046	2.211%	6,632,006	6,641,653
Neuberger Berman CLO XVI-S Ltd.(a),(b)
Series 2017-16SA Class A
3-month USD LIBOR + 0.850% 01/15/2028	2.572%	7,000,000	7,014,042
NextGear Floorplan Master Owner Trust(a)
Series 2016-1A Class A2
04/15/2021	2.740%	3,380,000	3,380,733
Series 2016-2A Class A2
09/15/2021	2.190%	1,845,000	1,828,356
Series 2017-1A Class A2
04/18/2022	2.540%	2,990,000	2,956,723
Series 2017-2A Class A2
10/17/2022	2.560%	595,000	586,906
Nissan Auto Receivables Owner Trust
Series 2016-B Class A3
01/15/2021	1.320%	2,105,000	2,085,609
Asset-Backed Securities — Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Nissan Master Owner Trust Receivables(b)
Series 2017-A Class A
1-month USD LIBOR + 0.310% 04/15/2021	1.898%	8,300,000	8,321,538
OCP CLO Ltd.(a),(b)
Series 2017-13A Class A1A
3-month USD LIBOR + 1.260% 07/15/2030	2.982%	4,500,000	4,543,133
Octagon Investment Partners 25 Ltd.(a),(b),(c)
Series 2015-1A Class AR
3-month USD LIBOR + 0.800% 10/20/2026	3.000%	5,000,000	5,000,000
Octagon Investment Partners 30 Ltd.(a),(b)
Series 2017-1A Class A1
3-month USD LIBOR + 1.320% 03/17/2030	3.065%	2,000,000	2,035,776
OneMain Direct Auto Receivables Trust(a)
Series 2017-1A Class B
06/15/2021	2.880%	2,600,000	2,569,825
Subordinated Series 2017-2A Class D
10/15/2024	3.420%	1,200,000	1,184,924
Subordinated, Series 2016-1A Class C
09/15/2021	4.580%	3,550,000	3,559,639
OneMain Financial Issuance Trust(a)
Series 2015-1A Class A
03/18/2026	3.190%	4,431,251	4,447,522
Series 2015-2A Class A
07/18/2025	2.570%	3,310,866	3,304,752
Series 2018-1A Class A
03/14/2029	3.300%	16,615,000	16,610,482
Subordinated Series 2017-1A Class B
09/14/2032	2.790%	1,000,000	971,407
Subordinated Series 2017-1A Class C
09/14/2032	3.350%	800,000	790,433
OZLM Funding IV Ltd.(a),(b)
Series 2013-4A
3-month USD LIBOR + 1.250% 10/22/2030	2.995%	14,000,000	14,124,782
Palmer Square CLO Ltd.(a),(b)
Series 2014-1A Class A1R2
3-month USD LIBOR + 1.130% 01/17/2031	2.861%	8,000,000	8,063,544
Series 2015-2A Class A1AR
3-month USD LIBOR + 1.270% 07/20/2030	3.015%	10,500,000	10,547,911
Park Avenue Institutional Advisers CLO Ltd.(a),(b)
Series 2017-1A Class A1
3-month USD LIBOR + 1.220% 11/14/2029	2.633%	6,000,000	6,037,116

The accompanying Notes to Financial Statements are an integral part of this statement.
Multi-Manager Total Return Bond Strategies Fund | Semiannual Report 2018	9

Portfolio of Investments  (continued)
February 28, 2018 (Unaudited)
Asset-Backed Securities — Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Prestige Auto Receivables Trust(a)
Series 2016-2A Class A3
01/15/2021	1.760%	6,300,000	6,263,383
Regatta VII Funding Ltd.(a),(b)
Series 2016-1A Class A1
3-month USD LIBOR + 1.520% 12/20/2028	3.146%	10,000,000	10,062,050
Santander Drive Auto Receivables Trust
Series 2016-3 Class B
06/15/2021	1.890%	4,095,000	4,074,772
Series 2018-1 Class B
07/15/2022	2.630%	4,615,000	4,591,326
Subordinated Series 2017-3 Class C
12/15/2022	2.760%	1,200,000	1,187,843
Subordinated, Series 2016-2 Class C
11/15/2021	2.660%	2,775,000	2,774,681
Scholar Funding Trust(a),(b)
Series 2011-A Class A
3-month USD LIBOR + 0.900% 10/28/2043	2.660%	727,021	729,340
Shackleton CLO Ltd.(a),(b)
Series 2014-5A Class B1
3-month USD LIBOR + 1.140% 05/07/2026	2.934%	14,000,000	14,009,086
Sierra Receivables Funding Co., LLC(a)
Series 2017-1A Class A
03/20/2034	2.910%	1,108,394	1,096,677
S-Jets Ltd.(a)
Series 2017-1 Class A
08/15/2042	3.970%	2,257,167	2,257,552
SLM Student Loan Trust(a),(b)
Series 2004-3 Class A6A
3-month USD LIBOR + 0.550% 10/25/2064	2.295%	5,120,000	5,104,069
SLM Student Loan Trust(b)
Series 2008-2 Class A3
3-month USD LIBOR + 0.750% 04/25/2023	2.495%	5,015,862	5,023,883
Series 2008-2 Class B
3-month USD LIBOR + 1.200% 01/25/2083	2.945%	1,165,000	1,131,966
Series 2008-3 Class B
3-month USD LIBOR + 1.200% 04/26/2083	2.945%	1,165,000	1,145,039
Series 2008-4 Class B
3-month USD LIBOR + 1.850% 04/25/2073	3.595%	1,165,000	1,159,952
Series 2008-5 Class B
3-month USD LIBOR + 1.850% 07/25/2073	3.595%	4,060,000	4,195,158
Asset-Backed Securities — Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Series 2008-6 Class B
3-month USD LIBOR + 1.850% 07/26/2083	3.595%	1,165,000	1,164,623
Series 2008-7 Class B
3-month USD LIBOR + 1.850% 07/26/2083	3.595%	1,165,000	1,197,771
Series 2008-8 Class B
3-month USD LIBOR + 2.250% 10/25/2075	3.995%	1,165,000	1,228,047
Series 2008-9 Class B
3-month USD LIBOR + 2.250% 10/25/2083	3.995%	1,165,000	1,188,226
Series 2011-1 Class A2
1-month USD LIBOR + 1.150% 10/25/2034	2.771%	3,285,000	3,361,641
Series 2012-2 Class A
1-month USD LIBOR + 0.700% 01/25/2029	2.321%	8,080,823	8,109,643
Series 2012-7 Class A3
1-month USD LIBOR + 0.650% 05/26/2026	2.271%	4,000,000	3,969,825
Series 2013-2 Class A
1-month USD LIBOR + 0.450% 09/25/2043	2.071%	5,215,724	5,232,784
SoFi Consumer Loan Program Trust(a)
Series 2018-1 Class A2
02/25/2027	3.140%	3,025,000	3,007,895
SoFi Professional Loan Program LLC(a)
Series 2016-A
12/26/2036	2.760%	2,612,205	2,594,809
Series 2016-B Class A2B
10/25/2032	2.740%	2,490,000	2,466,860
Series 2016-C Class A2B
12/27/2032	2.360%	1,405,000	1,367,237
Series 2017-A Class A2B
03/26/2040	2.400%	805,000	783,854
Series 2017-D Class A2FX
09/25/2040	2.650%	1,500,000	1,470,774
Series 2017-E Class A2B
11/26/2040	2.720%	205,000	200,724
Series 2018-A Class A2B
02/25/2042	2.950%	335,000	329,360
SoFi Professional Loan Program LLC(a),(b)
Series 2016-D Class A1
1-month USD LIBOR + 0.950% 01/25/2039	2.571%	536,996	542,424

The accompanying Notes to Financial Statements are an integral part of this statement.
10	Multi-Manager Total Return Bond Strategies Fund | Semiannual Report 2018

Portfolio of Investments  (continued)
February 28, 2018 (Unaudited)
Asset-Backed Securities — Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Sound Point CLO II Ltd.(a),(b)
Series 2013-1A Class A1R
3-month USD LIBOR + 1.070% 01/26/2031	2.823%	6,000,000	6,000,588
Sound Point CLO XII Ltd.(a),(b)
Series 2016-2A Class A
3-month USD LIBOR + 1.660% 10/20/2028	3.405%	15,000,000	15,057,975
Sound Point CLO XVI Ltd.(a),(b)
Series 2017-2A Class A
3-month USD LIBOR + 1.280% 07/25/2030	3.025%	6,250,000	6,287,181
Springleaf Funding Trust(a)
Series 2015-AA Class A
11/15/2024	3.160%	3,190,072	3,193,938
Series 2016-AA Class A
11/15/2029	2.900%	10,200,000	10,200,937
Series 2017-AA Class A
07/15/2030	2.680%	4,500,000	4,435,289
Subordinated Series 2017-AA Class B
07/15/2030	3.100%	600,000	587,903
Symphony CLO V Ltd.(a),(b)
Series 2007-5A Class A1
3-month USD LIBOR + 0.750% 01/15/2024	2.472%	1,149,110	1,149,510
Synchrony Credit Card Master Note Trust
Series 2017-2 Class A
10/15/2025	2.620%	5,400,000	5,317,344
Telos CLO Ltd.(a),(b)
Series 2013-4A Class AR
3-month USD LIBOR + 1.240% 01/17/2030	2.971%	13,000,000	13,132,626
THL Credit Wind River CLO Ltd.(a),(b)
Series 2014-1A Class AR
3-month USD LIBOR + 1.180% 04/18/2026	2.914%	3,750,000	3,751,890
TICP CLO I Ltd.(a),(b),(c),(f)
Series 2015-1A Class BR
3-month USD LIBOR + 1.300% 07/20/2027	2.500%	10,000,000	10,000,000
TICP CLO IX Ltd.(a),(b)
Series 2017-9A Class A
3-month USD LIBOR + 1.140% 01/20/2031	2.871%	10,000,000	10,048,490
Toyota Auto Receivables Owner Trust
Series 2015-C Class A3
06/17/2019	1.340%	126,665	126,463
Series 2016-B Class A3
04/15/2020	1.300%	1,165,355	1,158,156
Asset-Backed Securities — Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Toyota Auto Receivables Owner Trust(b)
Series 2017-B Class A2B
1-month USD LIBOR + 0.060% 01/15/2020	1.648%	4,037,072	4,037,437
Trinitas CLO VI Ltd.(a),(b)
Series 2017-6A Class A
3-month USD LIBOR + 1.320% 07/25/2029	2.687%	6,000,000	6,039,024
Trinitas CLO VII Ltd.(a),(b)
Series 2017-7A Class B
3-month USD LIBOR + 1.600% 01/25/2031	3.298%	9,000,000	9,041,643
Trintas CLO Ltd.(a),(b)
Series 2016-5A Class A
3-month USD LIBOR + 1.700% 10/25/2028	3.445%	16,175,000	16,259,417
Verizon Owner Trust(a)
Series 2016-1A Class A
01/20/2021	1.420%	845,000	837,215
Voya CLO Ltd.(a),(b)
Series 2013-1A Class A1AR
3-month USD LIBOR + 1.210% 10/15/2030	2.932%	7,500,000	7,550,400
Series 2016-1A Class A1R
3-month USD LIBOR + 1.070% 01/20/2031	2.787%	10,000,000	10,003,630
Voya Ltd.(a),(b)
Series 2012-4A Class A1R
3-month USD LIBOR + 1.450% 10/15/2028	3.172%	7,000,000	7,037,968
Series 2013-3A Class A1R
3-month USD LIBOR + 1.050% 01/18/2026	2.784%	4,500,000	4,501,350
Wachovia Student Loan Trust(a),(b)
Series 2006-1 Class A6
3-month USD LIBOR + 0.170% 04/25/2040	1.915%	9,000,000	8,767,067
Wellfleet CLO Ltd.(a),(b)
Series 2016-2A Class A1
3-month USD LIBOR + 1.650% 10/20/2028	3.395%	4,250,000	4,278,131
Westcott Park CLO Ltd.(a),(b)
Series 2016-1A Class A
3-month USD LIBOR + 1.530% 07/20/2028	3.275%	15,000,000	15,150,075
Westlake Automobile Receivables Trust(a)
Series 2018-1A Class B
05/17/2021	2.670%	5,610,000	5,593,875
World Financial Network Credit Card Master Trust
Series 2012-D Class A
04/17/2023	2.150%	2,150,000	2,138,971

The accompanying Notes to Financial Statements are an integral part of this statement.
Multi-Manager Total Return Bond Strategies Fund | Semiannual Report 2018	11

Portfolio of Investments  (continued)
February 28, 2018 (Unaudited)
Asset-Backed Securities — Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Series 2015-B Class A
06/17/2024	2.550%	5,030,000	4,994,524
World Omni Auto Receivables Trust
Series 2016-B Class A3
02/15/2022	1.300%	5,375,000	5,288,485
Series 2017-A Class A2A
08/17/2020	1.500%	5,734,289	5,715,551
Zais CLO 8 Ltd.(a),(b),(c),(d),(e)
Series 2018-1A Class A
3-month USD LIBOR + 0.950% 04/15/2029	4.000%	5,500,000	5,500,000
Zais CLO Ltd.(a),(b)
Series 2017-2A Class A
3-month USD LIBOR + 1.290% 04/15/2030	3.012%	4,000,000	4,044,520
Total Asset-Backed Securities — Non-Agency (Cost $1,115,770,338)			1,117,144,533

Commercial Mortgage-Backed Securities - Agency 3.4%

Federal Home Loan Mortgage Corp.
01/01/2027	3.275%	3,004,851	3,009,306
08/01/2031	3.513%	2,804,435	2,828,936
Series K026 Class A2
11/25/2022	2.510%	2,915,000	2,860,376
Series K027 Class A2
01/25/2023	2.637%	2,357,900	2,325,312
Series K050 Class A1
01/25/2025	2.802%	2,554,775	2,521,664
Series K722 Class A2
03/25/2023	2.406%	1,700,000	1,657,275
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates(g),(h)
CMO Series K028 Class X1
02/25/2023	0.314%	124,590,493	1,575,933
CMO Series K055 Class X1
03/25/2026	1.367%	2,158,765	191,176
CMO Series K057 Class X1
07/25/2026	1.193%	37,738,057	3,030,034
CMO Series K059 Class X1
09/25/2026	0.317%	7,417,858	171,985
CMO Series K060 Class X1
10/25/2026	0.079%	26,887,842	208,951
CMO Series K152 Class X1
01/25/2031	0.952%	4,401,953	378,593
CMO Series K718 Class X1
01/25/2022	0.642%	23,380,740	498,106
Series K069 Class X1
09/25/2027	0.369%	39,495,169	1,225,930
Commercial Mortgage-Backed Securities - Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Series K728 Class X1
08/25/2024	0.416%	289,902,026	6,719,987
Series K729 Class X1
10/25/2024	0.367%	183,343,262	3,845,387
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates
Series K050 Class A2
08/25/2025	3.334%	2,440,000	2,460,209
Series K054 Class A2
01/25/2026	2.745%	10,000,000	9,690,002
Series K055 Class A2
03/25/2026	2.673%	21,485,000	20,609,819
Series K056 Class A2
05/25/2026	2.525%	6,137,000	5,818,454
Series KJ18 Class A1
03/25/2022	2.455%	5,722,085	5,623,608
Series KP03 Class A2
07/25/2019	1.780%	549,053	543,382
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates(b)
Series KF34 Class A
1-month USD LIBOR + 0.360% 08/25/2024	1.924%	4,019,790	4,018,620
Federal National Mortgage Association
07/01/2020	3.950%	3,955,000	4,043,438
09/01/2020	3.589%	4,343,034	4,430,501
12/01/2020	3.667%	2,528,185	2,574,938
12/01/2020	3.767%	5,627,012	5,758,690
04/01/2021	4.250%	3,730,000	3,876,872
04/01/2021	4.386%	3,292,924	3,416,141
05/01/2021	4.540%	1,751,943	1,824,555
06/01/2021	4.357%	4,354,653	4,540,432
08/01/2022	2.699%	6,874,114	6,824,696
04/01/2023	2.610%	12,713,276	12,502,780
06/01/2023	4.650%	2,897,146	3,076,892
03/01/2024	3.550%	3,118,057	3,197,264
08/01/2025	3.850%	5,058,250	5,258,855
03/01/2026	2.860%	4,325,000	4,222,364
04/01/2027	3.320%	3,771,000	3,785,386
05/01/2028	2.780%	2,115,000	2,025,323
05/01/2028	3.010%	3,141,770	3,063,110
11/01/2028	2.810%	1,736,000	1,656,673
02/01/2029	4.140%	6,602,732	6,954,912
06/01/2029	3.210%	10,500,000	10,346,031
08/01/2029	3.245%	10,944,000	10,812,524
08/01/2029	3.580%	2,115,870	2,150,418
09/01/2029	3.180%	14,365,000	14,098,078
10/01/2029	3.200%	8,600,000	8,481,335
11/01/2029	3.100%	7,940,000	7,740,854
11/01/2031	2.770%	5,497,003	5,227,468
11/01/2031	3.400%	1,500,000	1,453,596
10/01/2032	3.180%	6,161,553	6,001,279
01/01/2037	3.610%	2,028,915	2,059,114

The accompanying Notes to Financial Statements are an integral part of this statement.
12	Multi-Manager Total Return Bond Strategies Fund | Semiannual Report 2018

Portfolio of Investments  (continued)
February 28, 2018 (Unaudited)
Commercial Mortgage-Backed Securities - Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Federal National Mortgage Association(g)
Series 2013-M6 Class 1AC
02/25/2043	3.804%	5,225,000	5,132,110
Government National Mortgage Association(g),(h)
CMO Series 2011-38 Class IO
04/16/2053	0.079%	11,887,764	193,276
CMO Series 2013-162 Class IO
09/16/2046	0.808%	93,811,034	3,618,536
CMO Series 2014-134 Class IA
01/16/2055	0.628%	25,900,221	742,342
CMO Series 2015-101 Class IO
03/16/2052	0.878%	18,403,432	1,055,444
CMO Series 2015-114
03/15/2057	0.942%	4,480,120	254,617
CMO Series 2015-120 Class IO
03/16/2057	0.905%	20,724,193	1,159,943
CMO Series 2015-125 Class IB
01/16/2055	1.285%	61,928,020	3,717,873
CMO Series 2015-125 Class IO
07/16/2055	0.795%	52,104,764	2,644,004
CMO Series 2015-146 Class IC
07/16/2055	0.862%	40,073,663	1,936,355
CMO Series 2015-171 Class IO
11/16/2055	0.892%	14,307,113	923,444
CMO Series 2015-174 Class IO
11/16/2055	0.947%	53,896,574	3,094,520
CMO Series 2015-21 Class IO
07/16/2056	1.030%	14,535,486	831,639
CMO Series 2015-29 Class EI
09/16/2049	0.760%	41,979,825	2,349,921
CMO Series 2015-41 Class IO
09/16/2056	0.708%	6,356,413	337,462
CMO Series 2015-6 Class IO
02/16/2051	0.751%	15,664,526	899,145
CMO Series 2015-70 Class IO
12/16/2049	1.067%	22,655,390	1,415,307
CMO Series 2016-39 Class IO
01/16/2056	0.840%	7,941,039	477,045
Series 2014-101 Class IO
04/16/2056	0.823%	51,383,051	2,693,315
Series 2016-152 Class IO
08/15/2058	0.984%	24,332,996	1,837,998
Series 2018-2 Class IO
12/16/2059	0.768%	20,172,047	1,471,325
Commercial Mortgage-Backed Securities - Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Government National Mortgage Association(b)
CMO Series 2013-H08 Class FA
1-month USD LIBOR + 0.350% 03/20/2063	1.912%	723,541	722,173
Government National Mortgage Association(g)
Series 2003-88 Class Z
03/16/2046	4.769%	1,045,843	1,073,769
Total Commercial Mortgage-Backed Securities - Agency (Cost $284,065,394)			271,799,127

Commercial Mortgage-Backed Securities - Non-Agency 5.7%

1211 Avenue of the Americas Trust(a)
Series 2015-1211 Class A1A2
08/10/2035	3.901%	2,130,000	2,177,975
225 Liberty Street Trust(a)
Series 2016-225L Class A
02/10/2036	3.597%	2,650,000	2,648,448
245 Park Avenue Trust(a)
Series 2017-245P Class A
06/05/2037	3.508%	3,085,000	3,054,099
Banc of America Merrill Lynch Commercial Mortgage Securities Trust(a)
Series 2012-PARK Class A
12/10/2030	2.959%	1,685,000	1,668,267
BBCMS Mortgage Trust(a)
Series 2013-TYSN Class A2
09/05/2032	3.756%	2,000,000	2,035,047
Subordinated, Series 2016-ETC Class A
08/14/2036	2.937%	13,500,000	12,863,511
Subordinated, Series 2016-ETC Class B
08/14/2036	3.189%	900,000	847,178
Subordinated, Series 2016-ETC Class C
08/14/2036	3.391%	770,000	720,232
BBCMS Mortgage Trust(a),(g)
Series 2016-ETC Class D
08/14/2036	3.609%	2,790,000	2,590,562
BBCMS Mortgage Trust
Series 2017-C1 Class A2
02/15/2050	3.189%	4,645,000	4,670,708
BB-UBS Trust(a)
Series 2012-TFT Class A
06/05/2030	2.892%	6,260,000	6,111,883
BENCHMARK Mortgage Trust
Series 2018-B2 Class A4
02/15/2051	3.615%	27,000,000	27,172,935
CD Mortgage Trust
Series 2016-CD1 Class A3
08/10/2049	2.459%	17,000,000	15,848,468
Series 2017-CD6 Class A3
11/13/2050	3.104%	10,000,000	9,815,600

The accompanying Notes to Financial Statements are an integral part of this statement.
Multi-Manager Total Return Bond Strategies Fund | Semiannual Report 2018	13

Portfolio of Investments  (continued)
February 28, 2018 (Unaudited)
Commercial Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Series 2017-CD6 Class A4
11/13/2050	3.190%	20,000,000	19,485,200
CFCRE Commercial Mortgage Trust
Series 2016-C4 Class A4
05/10/2058	3.283%	5,900,000	5,762,361
CGRBS Commercial Mortgage Trust(a)
Series 2013-VNO5 Class A
03/13/2035	3.369%	2,020,000	2,022,015
Citigroup Commercial Mortgage Trust
Series 2015-GC27 Class A5
02/10/2048	3.137%	2,945,000	2,894,283
Series 2016-C1 Class A4
05/10/2049	3.209%	8,900,000	8,711,244
Series 2016-GC37 Class A4
04/10/2049	3.314%	8,000,000	7,882,814
CityLine Commercial Mortgage Trust(a),(g)
Subordinated, Series 2016-CLNE Class B
11/10/2031	2.778%	3,600,000	3,414,386
Subordinated, Series 2016-CLNE Class C
11/10/2031	2.778%	1,350,000	1,260,114
Commercial Mortgage Pass-Through Certificates(a)
Series 2012-LTRT Class A2
10/05/2030	3.400%	3,793,000	3,682,756
Commercial Mortgage Trust
Series 2012-CR2 Class A4
08/15/2045	3.147%	7,350,000	7,317,680
Series 2013-CR13 Class A3
11/12/2046	3.928%	5,955,000	6,129,873
Series 2013-CR8 Class A4
06/10/2046	3.334%	2,645,000	2,652,735
Series 2014-UBS2 Class A5
03/10/2047	3.961%	1,165,000	1,199,541
Series 2014-UBS4 Class A5
08/10/2047	3.694%	5,000,000	5,079,457
Series 2014-UBS6 Class A4
12/10/2047	3.378%	3,605,000	3,599,370
Series 2014-UBS6 Class A5
12/10/2047	3.644%	7,300,000	7,392,098
Series 2015-CR26 Class A4
10/10/2048	3.630%	1,600,000	1,613,697
Series 2015-DC1 Class A5
02/10/2048	3.350%	13,495,000	13,336,686
Series 2015-LC19 Class A4
02/10/2048	3.183%	835,000	820,041
Series 2015-PC1 Class A5
07/10/2050	3.902%	5,515,000	5,636,507
Commercial Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Series 2016-COR1 Class A3
10/10/2049	2.826%	8,500,000	8,097,211
Series 2016-DC2 Class A5
02/10/2049	3.765%	4,832,000	4,913,473
Commercial Mortgage Trust(g)
Series 2013-CR9 Class A4
07/10/2045	4.239%	4,855,255	5,082,201
Commercial Mortgage Trust(a),(g)
Series 2016-667M Class C
10/10/2036	3.179%	6,770,000	6,378,510
Commercial Mortgage Trust(a)
Series 2016-787S Class A
02/10/2036	3.545%	2,115,000	2,099,043
CoreVest American Finance Trust(a)
Series 2017-1 Class A
10/15/2049	2.968%	2,332,830	2,285,494
Credit Suisse Mortgage Capital Trust(a)
Series 2014-USA Class A2
09/15/2037	3.953%	15,780,000	15,931,510
DBUBS Mortgage Trust(a)
Series 2011-LC2A Class A4
07/10/2044	4.537%	12,869,022	13,339,412
Series 2017-BRBK Class A
10/10/2034	3.452%	2,800,000	2,786,408
DBWF Mortgage Trust(a),(g)
Series 2016-85T Class D
12/10/2036	3.808%	2,000,000	1,916,520
Series 2016-85T Class E
12/10/2036	3.808%	2,000,000	1,757,760
General Electric Capital Assurance Co.(a)
Series 2003-1 Class A5
05/12/2035	5.743%	510,777	516,953
GS Mortgage Securities Corp. II
Series 2017-GS8 Class A3
11/10/2050	3.205%	20,000,000	19,544,108
GS Mortgage Securities Trust
Series 2015-GC28 Class A5
02/10/2048	3.396%	13,766,500	13,732,933
Series 2015-GC34 Class A3
10/10/2048	3.244%	15,000,000	14,809,548
Series 2016-GS2 Class A3
05/10/2049	2.791%	4,500,000	4,294,037
Series 2017-GS7 Class A3
08/10/2050	3.167%	10,000,000	9,731,968
Hudsons Bay Simon JV Trust(a)
Series 2015-HB10 Class A10
08/05/2034	4.155%	1,820,000	1,795,446

The accompanying Notes to Financial Statements are an integral part of this statement.
14	Multi-Manager Total Return Bond Strategies Fund | Semiannual Report 2018

Portfolio of Investments  (continued)
February 28, 2018 (Unaudited)
Commercial Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Series 2015-HB7 Class A7
08/05/2034	3.914%	2,520,000	2,505,154
IMT Trust(a)
Series 2017-APTS Class AFX
06/15/2034	3.478%	3,540,000	3,518,711
Irvine Core Office Trust(a)
Series 2013-IRV Class A1
05/15/2048	2.068%	1,441,308	1,406,493
JPMBB Commercial Mortgage Securities Trust
Series 2013-C14 Class A4
08/15/2046	4.133%	3,430,000	3,569,788
Series 2014-C26 Class A3
01/15/2048	3.231%	360,000	356,746
JPMDB Commercial Mortgage Securities Trust
Series 2016-C4 Class A2
12/15/2049	2.882%	8,500,000	8,199,662
JPMorgan Chase Commercial Mortgage Securities Trust(a)
Series 2011-C3 Class A3
02/15/2046	4.388%	1,684,829	1,694,286
Series 2012-HSBC Class A
07/05/2032	3.093%	503,424	501,938
JPMorgan Chase Commercial Mortgage Securities Trust
Series 2013-C13 Class A3
01/15/2046	3.525%	3,960,000	3,996,128
Series 2013-C13 Class A4
01/15/2046	3.994%	4,795,000	4,960,918
JPMorgan Chase Commercial Mortgage Securities Trust(a),(g),(h)
Series 2016-WPT Class XCP
10/15/2018	1.198%	141,533,000	1,095,239
LSTAR Commercial Mortgage Trust(a)
Series 2017-5 Class A4
03/10/2050	3.390%	800,000	780,904
Morgan Stanley Bank of America Merrill Lynch Trust
Series 2013-C12 Class A4
10/15/2046	4.259%	1,885,000	1,976,309
Series 2015-C21 Class A3
03/15/2048	3.077%	525,000	515,629
Series 2016-C29 Class ASB
05/15/2049	3.140%	1,000,000	992,607
Morgan Stanley Capital I Trust
Series 2016-UB11 Class A3
08/15/2049	2.531%	8,500,000	7,883,240
OBP Depositor LLC Trust(a)
Series 2010-OBP Class A
07/15/2045	4.646%	1,952,000	2,008,667
RBS Commercial Funding, Inc., Trust(a),(g)
Series 2013-GSP Class A
01/13/2032	3.834%	2,420,000	2,448,784
Commercial Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
SCG Trust(a),(b)
Series 2013-SRP1 Class A
1-month USD LIBOR + 1.650% 11/15/2026	3.238%	4,040,000	4,039,999
SG Commercial Mortgage Securities Trust
Series 2016-C5 Class A4
10/10/2048	3.055%	5,120,000	4,931,119
Starwood Retail Property Trust(a),(b)
Series 2014-STAR Class A
1-month USD LIBOR + 1.220% 11/15/2027	3.058%	2,578,122	2,580,810
UBS Commercial Mortgage Trust(c)
Series 2018-C8 Class A3
02/15/2051	3.720%	27,000,000	27,184,680
UBS-Barclays Commercial Mortgage Trust
Series 2012-C4 Class A5
12/10/2045	2.850%	5,168,582	5,084,121
Series 2013-C5 Class A4
03/10/2046	3.185%	5,410,000	5,404,622
Series 2013-C6 Class A4
04/10/2046	3.244%	1,935,000	1,932,402
Wells Fargo Commercial Mortgage Trust(a)
Series 2010-C1 Class A2
11/15/2043	4.393%	1,930,000	1,995,644
Wells Fargo Commercial Mortgage Trust(a),(g)
Series 2013-120B Class A
03/18/2028	2.710%	1,600,000	1,590,607
Wells Fargo Commercial Mortgage Trust
Series 2013-LC12 Class A4
07/15/2046	4.218%	5,090,000	5,315,396
Series 2015-LC20 Class A4
04/15/2050	2.925%	1,965,000	1,914,120
WF-RBS Commercial Mortgage Trust(a)
Series 2011-C4 Class A3
06/15/2044	4.394%	2,249,883	2,284,238
WF-RBS Commercial Mortgage Trust
Series 2013-C18 Class A2
12/15/2046	3.027%	1,428,705	1,432,228
Series 2014-C24 Class A3
11/15/2047	3.428%	1,345,000	1,342,254
Total Commercial Mortgage-Backed Securities - Non-Agency (Cost $465,361,009)			446,573,749

Common Stocks —%
Issuer	Shares	Value ($)
Energy —%
Energy Equipment & Services —%
Ocean Rig UDW, Inc.(i)	40,562	1,049,339

The accompanying Notes to Financial Statements are an integral part of this statement.
Multi-Manager Total Return Bond Strategies Fund | Semiannual Report 2018	15

Portfolio of Investments  (continued)
February 28, 2018 (Unaudited)
Common Stocks —%
Issuer	Shares	Value ($)
Oil, Gas & Consumable Fuels —%
Prairie Provident Resources, Inc.(c),(e),(i)	1,728	549
Total Energy		1,049,888
Total Common Stocks (Cost $980,984)		1,049,888

Corporate Bonds & Notes 33.4%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Aerospace & Defense 0.3%
Alcoa, Inc.
04/15/2021	5.400%	2,250,000	2,346,293
Bombardier, Inc.(a)
12/01/2021	8.750%	130,000	142,761
12/01/2024	7.500%	2,750,000	2,860,041
Embraer Netherlands Finance BV
06/15/2025	5.050%	1,550,000	1,616,675
Embraer SA
06/15/2022	5.150%	160,000	168,033
L3 Technologies, Inc.
10/15/2019	5.200%	4,225,000	4,377,561
Lockheed Martin Corp.
12/15/2042	4.070%	1,690,000	1,667,478
Northrop Grumman Corp.
01/15/2025	2.930%	4,935,000	4,737,363
10/15/2047	4.030%	715,000	687,656
Textron, Inc.
03/01/2024	4.300%	690,000	713,819
03/01/2025	3.875%	300,000	302,536
TransDigm, Inc.
05/15/2025	6.500%	175,000	179,856
06/15/2026	6.375%	496,000	509,285
Total			20,309,357
Airlines 0.3%
Air Canada Pass-Through Trust(a)
Series 2017-1 Class A
01/15/2030	3.550%	860,000	839,970
American Airlines Pass-Through Trust
01/15/2023	4.950%	725,802	757,744
Continental Airlines Pass-Through Trust
02/02/2019	6.545%	685,049	707,056
04/19/2022	5.983%	2,778,724	2,995,500
Delta Air Lines Pass-Through Trust
01/02/2023	6.718%	2,829,349	3,081,721
Southwest Airlines Co.
11/16/2027	3.450%	7,360,000	7,151,602
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
U.S. Airways Pass-Through Trust
10/01/2024	5.900%	726,858	793,057
06/03/2025	4.625%	3,160,988	3,288,031
United Airlines, Inc. Pass-Through Trust
Series 2016-1 Class AA
07/07/2028	3.100%	6,971,077	6,716,884
Total			26,331,565
Apartment REIT 0.1%
AvalonBay Communities, Inc.
03/15/2020	6.100%	1,865,000	1,981,044
ERP Operating LP
03/01/2028	3.500%	4,785,000	4,703,933
Total			6,684,977
Automotive 1.4%
American Honda Finance Corp.(a)
10/01/2018	7.625%	2,250,000	2,315,993
American Honda Finance Corp.
02/14/2020	2.000%	2,600,000	2,567,378
BMW US Capital LLC(a)
09/15/2021	1.850%	7,230,000	6,947,509
Daimler Finance North America LLC(a)
07/05/2019	1.500%	5,500,000	5,409,162
09/03/2019	2.250%	5,895,000	5,851,365
03/02/2020	2.250%	1,500,000	1,480,995
02/22/2023	3.350%	11,390,000	11,358,723
Delphi Technologies PLC(a)
10/01/2025	5.000%	126,000	124,285
Ford Motor Co.
02/01/2029	6.375%	925,000	1,046,277
01/15/2043	4.750%	2,640,000	2,437,090
12/08/2046	5.291%	1,415,000	1,390,703
Ford Motor Credit Co. LLC
05/15/2018	5.000%	1,975,000	1,985,349
06/15/2018	2.240%	3,000,000	2,998,452
08/03/2022	2.979%	7,135,000	6,910,262
09/20/2022	4.250%	1,100,000	1,119,799
General Motors Co.
10/02/2018	3.500%	2,500,000	2,511,817
04/01/2025	4.000%	1,060,000	1,049,062
10/02/2043	6.250%	1,925,000	2,148,706
General Motors Financial Co., Inc.
11/07/2024	3.500%	7,610,000	7,340,804
03/01/2026	5.250%	2,345,000	2,481,341
Goodyear Tire & Rubber Co. (The)
11/15/2023	5.125%	200,000	204,605
Harley-Davidson Financial Services, Inc.(a)
02/15/2023	3.350%	8,645,000	8,590,891

The accompanying Notes to Financial Statements are an integral part of this statement.
16	Multi-Manager Total Return Bond Strategies Fund | Semiannual Report 2018

Portfolio of Investments  (continued)
February 28, 2018 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Hyundai Capital America(a)
02/06/2019	2.550%	180,000	179,491
03/19/2020	2.600%	680,000	671,656
09/18/2020	2.750%	7,576,000	7,474,239
IHO Verwaltungs GmbH PIK(a)
09/15/2026	4.750%	2,925,000	2,836,364
Lear Corp.
03/15/2024	5.375%	1,242,000	1,302,022
Magna International, Inc.
06/15/2024	3.625%	1,100,000	1,111,760
PACCAR Financial Corp.
08/12/2019	1.200%	1,110,000	1,089,315
02/27/2020	1.950%	6,555,000	6,470,270
RCI Banque SA(a)
04/03/2018	3.500%	4,000,000	4,004,637
Schaeffler Finance BV(a)
05/15/2023	4.750%	6,315,000	6,422,671
Toyota Motor Credit Corp.
01/11/2023	2.700%	2,635,000	2,588,021
Total			112,421,014
Banking 9.6%
Ally Financial, Inc.
09/10/2018	4.750%	575,000	579,976
03/30/2020	4.125%	50,000	50,526
03/30/2025	4.625%	150,000	151,155
Subordinated
11/20/2025	5.750%	350,000	366,914
American Express Co.
03/19/2018	7.000%	2,500,000	2,506,753
10/30/2020	2.200%	11,010,000	10,787,147
02/27/2023	3.400%	11,445,000	11,421,847
ANZ New Zealand International Ltd.(a)
01/21/2028	3.450%	7,570,000	7,334,210
Banco de Credito del Peru(a)
09/16/2020	5.375%	150,000	157,691
Banco Santander SA(a)
11/09/2022	4.125%	150,000	150,753
Bank of America Corp.
04/25/2018	6.875%	6,320,000	6,361,768
05/01/2018	5.650%	2,000,000	2,011,248
07/15/2018	6.500%	3,000,000	3,040,134
10/19/2020	2.625%	2,000,000	1,981,162
01/11/2023	3.300%	2,000,000	1,993,556
01/22/2024	4.125%	3,000,000	3,101,010
04/19/2026	3.500%	2,000,000	1,973,620
Subordinated
01/22/2025	4.000%	795,000	799,454
04/21/2025	3.950%	2,500,000	2,500,338
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Bank of America Corp.(j)
07/21/2021	2.369%	3,085,000	3,038,728
10/01/2025	3.093%	4,015,000	3,885,392
04/24/2028	3.705%	8,890,000	8,737,190
12/31/2049	8.125%	3,811,000	3,864,910
Junior Subordinated
12/31/2049	6.100%	5,000,000	5,337,580
Bank of America Corp.(a),(j)
12/20/2023	3.004%	1,619,000	1,584,112
Bank of America Corp.(d),(j)
03/05/2029	3.970%	11,765,000	11,764,059
Bank of America Corp.(b)
Junior Subordinated
3-month USD LIBOR + 3.630% 12/31/2049	5.397%	11,874,000	11,962,948
Bank of Montreal
04/09/2018	1.450%	750,000	749,336
08/27/2021	1.900%	7,170,000	6,895,934
Bank of New York Mellon Corp. (The)
05/15/2019	5.450%	800,000	826,314
05/03/2021	2.050%	2,510,000	2,436,427
01/29/2023	2.950%	995,000	983,466
08/16/2023	2.200%	3,185,000	3,009,914
09/11/2024	3.250%	1,960,000	1,941,315
Barclays PLC
08/10/2021	3.200%	2,030,000	2,010,398
01/10/2023	3.684%	2,580,000	2,561,556
01/10/2028	4.337%	870,000	864,692
Subordinated
05/12/2026	5.200%	3,130,000	3,175,081
BB&T Corp.
02/01/2019	2.250%	1,600,000	1,595,357
BBVA Bancomer SA(a)
Junior Subordinated
04/22/2020	7.250%	200,000	212,731
BNP Paribas SA(a),(d)
03/01/2023	3.500%	11,400,000	11,346,716
BNP Paribas SA(a)
01/09/2025	3.375%	9,220,000	8,953,828
Subordinated
03/13/2027	4.625%	395,000	403,459
BNZ International Funding Ltd.(a)
02/21/2020	2.400%	5,745,000	5,687,435
BPCE SA(a)
01/11/2028	3.250%	460,000	436,859
Subordinated
07/11/2024	4.625%	4,200,000	4,302,274
Capital One Bank NA
07/23/2021	2.950%	1,050,000	1,039,604

The accompanying Notes to Financial Statements are an integral part of this statement.
Multi-Manager Total Return Bond Strategies Fund | Semiannual Report 2018	17

Portfolio of Investments  (continued)
February 28, 2018 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Capital One Financial Corp.
11/21/2018	2.150%	1,150,000	1,147,005
05/12/2020	2.500%	5,040,000	4,979,646
10/30/2024	3.300%	8,095,000	7,856,343
Capital One NA
08/17/2018	2.350%	2,610,000	2,609,217
01/31/2020	2.350%	3,225,000	3,186,458
Citigroup, Inc.(b)
3-month USD LIBOR + 1.700% 05/15/2018	3.539%	2,275,000	2,281,725
Citigroup, Inc.
09/26/2018	2.500%	6,921,000	6,921,055
12/07/2018	2.050%	8,000,000	7,975,336
07/29/2019	2.500%	21,000,000	20,928,810
08/09/2020	5.375%	5,000,000	5,265,965
03/30/2021	2.700%	4,340,000	4,288,610
05/01/2026	3.400%	10,695,000	10,390,481
Subordinated
06/10/2025	4.400%	4,250,000	4,363,220
05/18/2046	4.750%	2,910,000	2,979,936
Citigroup, Inc.(j)
01/24/2023	3.142%	11,035,000	10,937,539
Junior Subordinated
12/31/2049	5.950%	5,000,000	5,205,905
Citizens Bank NA
03/02/2020	2.250%	6,772,000	6,681,140
Comerica, Inc.
05/23/2019	2.125%	645,000	640,574
Subordinated
07/22/2026	3.800%	900,000	887,648
Commonwealth Bank of Australia(a)
09/19/2027	3.150%	7,710,000	7,339,242
Compass Bank
09/29/2019	2.750%	1,400,000	1,391,254
Cooperatieve Rabobank UA
01/10/2023	2.750%	13,170,000	12,843,674
Credit Suisse Group Funding Guernsey Ltd.
12/10/2020	3.125%	1,910,000	1,904,297
06/09/2023	3.800%	4,890,000	4,910,386
Danske Bank A/S(a)
03/02/2020	2.200%	10,465,000	10,327,260
Deutsche Bank AG
01/22/2021	3.150%	9,220,000	9,133,295
05/12/2021	3.375%	1,988,000	1,976,253
02/27/2023	3.950%	5,185,000	5,179,255
01/13/2026	4.100%	9,255,000	9,066,596
Discover Bank
08/08/2023	4.200%	4,000,000	4,113,732
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Discover Financial Services
04/27/2022	5.200%	2,697,000	2,844,836
11/21/2022	3.850%	1,000,000	1,005,348
Fifth Third Bancorp
03/01/2019	2.300%	310,000	309,108
06/15/2022	2.600%	1,595,000	1,551,699
Goldman Sachs Group, Inc. (The)
04/01/2018	6.150%	9,782,000	9,818,537
07/19/2018	2.900%	2,200,000	2,203,832
02/15/2019	7.500%	20,635,000	21,561,924
10/23/2019	2.550%	6,000,000	5,971,374
01/24/2022	5.750%	3,800,000	4,126,196
07/08/2024	3.850%	3,605,000	3,629,655
01/23/2025	3.500%	4,375,000	4,297,733
01/26/2027	3.850%	5,640,000	5,563,347
10/21/2045	4.750%	1,700,000	1,809,157
Subordinated
10/21/2025	4.250%	2,300,000	2,319,292
05/22/2045	5.150%	2,100,000	2,272,448
Goldman Sachs Group, Inc. (The)(j)
10/31/2022	2.876%	21,295,000	20,891,651
Junior Subordinated
12/31/2049	5.700%	5,000,000	5,130,220
Grupo Aval Ltd.(a)
09/26/2022	4.750%	200,000	201,745
HBOS PLC(a)
Subordinated
05/21/2018	6.750%	5,927,000	5,978,541
HSBC USA, Inc.
03/05/2020	2.350%	2,575,000	2,545,102
Huntington National Bank (The)
04/01/2019	2.200%	1,500,000	1,491,249
JPMorgan Chase & Co.
04/23/2019	6.300%	5,000,000	5,203,195
10/15/2020	4.250%	2,000,000	2,067,706
01/24/2022	4.500%	1,000,000	1,047,515
07/15/2025	3.900%	10,300,000	10,455,046
10/01/2026	2.950%	1,180,000	1,110,667
Subordinated
05/01/2023	3.375%	1,000,000	993,401
09/10/2024	3.875%	5,440,000	5,484,260
JPMorgan Chase & Co.(j)
03/01/2025	3.220%	6,050,000	5,935,951
02/01/2028	3.782%	5,540,000	5,518,134
05/01/2028	3.540%	4,500,000	4,388,859
01/23/2029	3.509%	3,570,000	3,460,030
11/15/2048	3.964%	3,170,000	3,015,732
Junior Subordinated
12/31/2049	5.300%	5,905,000	6,082,321
12/31/2049	6.100%	5,000,000	5,306,875

The accompanying Notes to Financial Statements are an integral part of this statement.
18	Multi-Manager Total Return Bond Strategies Fund | Semiannual Report 2018

Portfolio of Investments  (continued)
February 28, 2018 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
JPMorgan Chase Bank NA(b)
3-month USD LIBOR + 0.250% 02/13/2020	2.050%	10,700,000	10,700,802
JPMorgan Chase Bank NA(j)
02/01/2021	2.604%	10,785,000	10,748,795
Lloyds Banking Group PLC
01/11/2022	3.000%	10,440,000	10,285,394
Subordinated
11/04/2024	4.500%	5,560,000	5,652,496
Lloyds Banking Group PLC(j)
11/07/2023	2.907%	3,000,000	2,902,797
M&T Bank Corp.
07/25/2019	2.250%	3,000,000	2,981,775
Merrill Lynch & Co., Inc.
11/15/2018	6.875%	2,000,000	2,063,364
Mitsubishi UFJ Financial Group, Inc.(d)
03/02/2025	3.777%	9,405,000	9,415,891
Mizuho Financial Group, Inc.(d)
03/05/2028	4.018%	8,245,000	8,245,000
Morgan Stanley
04/01/2018	6.625%	5,000,000	5,020,102
05/13/2019	7.300%	6,000,000	6,313,794
07/23/2025	4.000%	280,000	284,209
07/24/2042	6.375%	4,300,000	5,595,427
01/22/2047	4.375%	235,000	238,136
Subordinated
11/24/2025	5.000%	4,950,000	5,282,541
Morgan Stanley(b)
3-month USD LIBOR + 0.800% 02/14/2020	2.633%	14,250,000	14,306,359
3-month USD LIBOR + 0.930% 07/22/2022	2.675%	4,050,000	4,095,226
Morgan Stanley(j)
01/24/2029	3.772%	7,640,000	7,478,605
07/22/2038	3.971%	1,475,000	1,436,550
Junior Subordinated
12/31/2049	5.450%	5,000,000	5,122,715
MUFG Union Bank NA
09/26/2018	2.625%	1,925,000	1,927,304
05/06/2019	2.250%	825,000	819,567
Northern Trust Corp.(j)
Junior Subordinated
05/08/2032	3.375%	2,005,000	1,921,646
PNC Bank NA
04/29/2021	2.150%	2,050,000	1,995,679
10/25/2027	3.100%	1,885,000	1,801,216
Santander Holdings USA, Inc.(a)
03/28/2022	3.700%	5,205,000	5,201,383
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Santander UK Group Holdings PLC
08/05/2021	2.875%	5,160,000	5,064,452
Santander UK Group Holdings PLC(a)
Subordinated
09/15/2025	4.750%	5,972,000	6,046,453
Santander UK PLC
09/10/2019	2.350%	600,000	595,445
01/05/2021	2.500%	2,375,000	2,342,600
State Street Corp.(j)
05/15/2023	2.653%	5,755,000	5,636,447
Sumitomo Mitsui Financial Group, Inc.
07/12/2022	2.784%	1,720,000	1,679,781
SunTrust Banks, Inc.
05/01/2019	2.500%	1,770,000	1,765,306
01/31/2020	2.250%	8,920,000	8,826,509
03/03/2021	2.900%	920,000	916,227
Svenska Handelsbanken AB
09/07/2021	1.875%	6,215,000	5,945,257
Synchrony Financial
07/23/2025	4.500%	2,135,000	2,169,544
12/01/2027	3.950%	2,175,000	2,091,584
U.S. Bancorp(j)
Junior Subordinated
12/31/2049	5.300%	2,980,000	3,102,314
UBS AG(a)
12/01/2020	2.450%	8,935,000	8,794,113
UBS Group Funding Switzerland AG(a)
03/23/2028	4.253%	2,790,000	2,836,872
UniCredit SpA(a)
04/12/2022	3.750%	5,165,000	5,162,428
Wells Fargo & Co.
07/22/2022	2.625%	7,230,000	7,017,734
04/22/2026	3.000%	9,000,000	8,518,662
10/23/2026	3.000%	10,280,000	9,706,839
Wells Fargo & Co.(j)
05/22/2028	3.584%	7,000,000	6,834,786
Wells Fargo Bank NA
12/06/2019	2.150%	5,060,000	5,004,806
01/15/2020	2.400%	5,000,000	4,958,725
Westpac Banking Corp.
01/11/2023	2.750%	2,405,000	2,341,229
01/25/2028	3.400%	9,275,000	8,999,894
Total			758,376,200
Brokerage/Asset Managers/Exchanges 0.1%
Jefferies Group LLC
07/15/2019	8.500%	2,800,000	3,002,857
01/20/2043	6.500%	600,000	672,884

The accompanying Notes to Financial Statements are an integral part of this statement.
Multi-Manager Total Return Bond Strategies Fund | Semiannual Report 2018	19

Portfolio of Investments  (continued)
February 28, 2018 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Nasdaq, Inc.
01/15/2020	5.550%	600,000	627,927
Stifel Financial Corp.
12/01/2020	3.500%	980,000	980,745
07/18/2024	4.250%	750,000	754,307
Total			6,038,720
Building Materials 0.1%
Beacon Escrow Corp.(a)
11/01/2025	4.875%	148,000	144,853
Beacon Roofing Supply, Inc.
10/01/2023	6.375%	367,000	389,083
Standard Industries, Inc.(a)
10/15/2025	6.000%	3,360,000	3,540,509
USG Corp.(a)
03/01/2025	5.500%	150,000	156,010
Vulcan Materials Co.
06/15/2047	4.500%	2,610,000	2,516,748
Total			6,747,203
Cable and Satellite 0.9%
Altice U.S. Finance I Corp.(a)
07/15/2023	5.375%	970,000	986,795
05/15/2026	5.500%	3,584,000	3,557,081
CCO Holdings LLC/Capital Corp.
09/30/2022	5.250%	4,050,000	4,119,113
09/01/2023	5.750%	1,000,000	1,022,237
CCO Holdings LLC/Capital Corp.(a)
05/01/2025	5.375%	225,000	226,299
02/15/2026	5.750%	125,000	126,650
05/01/2027	5.125%	758,000	729,261
05/01/2027	5.875%	516,000	524,092
02/01/2028	5.000%	1,904,000	1,801,607
Cequel Communications Holdings I LLC/Capital Corp.(a)
09/15/2020	6.375%	4,609,000	4,660,386
12/15/2021	5.125%	1,300,000	1,299,723
12/15/2021	5.125%	50,000	49,760
07/15/2025	7.750%	350,000	373,149
Charter Communications Operating LLC/Capital
07/23/2022	4.464%	2,840,000	2,905,630
07/23/2025	4.908%	1,415,000	1,454,137
10/23/2045	6.484%	4,170,000	4,689,090
05/01/2047	5.375%	6,415,000	6,337,937
Comcast Corp.
02/15/2025	3.375%	900,000	887,242
Cox Communications, Inc.(a)
12/15/2022	3.250%	500,000	497,057
08/15/2024	3.150%	6,010,000	5,808,984
CSC Holdings LLC
02/15/2019	8.625%	250,000	261,040
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CSC Holdings LLC(a)
02/01/2028	5.375%	1,250,000	1,218,894
DISH DBS Corp.
05/01/2020	5.125%	1,400,000	1,401,260
06/01/2021	6.750%	750,000	772,299
07/15/2022	5.875%	300,000	291,138
07/01/2026	7.750%	3,489,000	3,440,681
Intelsat Jackson Holdings SA(a)
07/15/2025	9.750%	1,416,000	1,344,513
NBCUniversal Media LLC
04/30/2020	5.150%	2,280,000	2,392,707
01/15/2023	2.875%	720,000	709,640
Time Warner Cable LLC
07/01/2038	7.300%	215,000	259,766
09/01/2041	5.500%	5,255,000	5,315,622
Time Warner Cable, Inc.
02/01/2020	5.000%	1,500,000	1,551,649
09/01/2021	4.000%	1,500,000	1,518,367
Time Warner Entertainment Co. LP
07/15/2033	8.375%	1,820,000	2,415,255
Unitymedia Hessen GmbH & Co. KG NRW(a)
01/15/2025	5.000%	446,000	455,732
UPCB Finance IV Ltd.(a)
01/15/2025	5.375%	3,450,000	3,415,969
Videotron Ltd.
07/15/2022	5.000%	2,750,000	2,832,500
Videotron Ltd.(a)
04/15/2027	5.125%	122,000	122,969
Virgin Media Secured Finance PLC(a)
01/15/2026	5.250%	313,000	307,483
Ziggo Bond Finance BV(a)
01/15/2027	6.000%	1,800,000	1,723,729
Total			73,807,443
Chemicals 0.6%
Agrium, Inc.
01/15/2045	5.250%	1,400,000	1,521,942
Albemarle Corp.
12/01/2024	4.150%	535,000	552,496
12/01/2044	5.450%	545,000	610,539
Atotech U.S.A., Inc.(a)
02/01/2025	6.250%	219,000	221,107
Axalta Coating Systems LLC(a)
08/15/2024	4.875%	1,116,000	1,121,807
Celanese U.S. Holdings LLC
11/15/2022	4.625%	100,000	104,153
CF Industries, Inc.
03/15/2044	5.375%	1,350,000	1,267,963

The accompanying Notes to Financial Statements are an integral part of this statement.
20	Multi-Manager Total Return Bond Strategies Fund | Semiannual Report 2018

Portfolio of Investments  (continued)
February 28, 2018 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Chemours Co. (The)
05/15/2023	6.625%	182,000	191,080
Dow Chemical Co. (The)
05/15/2019	8.550%	6,500,000	6,940,791
11/15/2041	5.250%	3,280,000	3,624,203
Eastman Chemical Co.
03/15/2025	3.800%	1,700,000	1,727,793
10/15/2044	4.650%	2,511,000	2,596,427
Incitec Pivot Finance LLC(a)
12/10/2019	6.000%	1,000,000	1,048,515
LYB International Finance BV
07/15/2043	5.250%	1,215,000	1,336,906
03/15/2044	4.875%	460,000	483,501
LYB International Finance II BV
03/02/2027	3.500%	3,280,000	3,190,085
LyondellBasell Industries NV
04/15/2024	5.750%	1,778,000	1,969,606
02/26/2055	4.625%	2,070,000	2,030,293
Mexichem SAB de CV(a)
01/15/2048	5.500%	4,250,000	4,028,307
Mosaic Co. (The)
11/15/2043	5.625%	985,000	1,029,806
Platform Specialty Products Corp.(a)
12/01/2025	5.875%	88,000	87,624
PPG Industries, Inc.
03/15/2028	3.750%	7,990,000	8,004,102
PQ Corp.(a)
11/15/2022	6.750%	279,000	294,924
Sherwin-Williams Co. (The)
08/01/2025	3.450%	755,000	739,347
WR Grace & Co.(a)
10/01/2021	5.125%	400,000	413,630
Total			45,136,947
Construction Machinery 0.2%
Caterpillar Financial Services Corp.
10/01/2021	1.931%	6,180,000	5,970,226
11/29/2022	2.550%	5,045,000	4,921,095
Ritchie Bros. Auctioneers, Inc.(a)
01/15/2025	5.375%	167,000	168,599
United Rentals North America, Inc.
07/15/2025	5.500%	5,300,000	5,461,703
09/15/2026	5.875%	215,000	225,743
05/15/2027	5.500%	278,000	285,168
Total			17,032,534
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Consumer Cyclical Services 0.4%
Alibaba Group Holding Ltd.
11/28/2019	2.500%	9,145,000	9,100,299
Amazon.com, Inc.(a)
02/22/2023	2.400%	4,825,000	4,657,418
Amazon.com, Inc.
12/03/2025	5.200%	3,160,000	3,523,419
Expedia, Inc.
02/15/2028	3.800%	5,895,000	5,486,294
IHS Markit Ltd.(a)
03/01/2026	4.000%	1,350,000	1,308,573
Interval Acquisition Corp.
04/15/2023	5.625%	197,000	203,292
Western Union Co. (The)(b)
3-month USD LIBOR + 0.800% 05/22/2019	2.704%	5,000,000	5,017,910
Total			29,297,205
Consumer Products 0.2%
Central Garden & Pet Co.
11/15/2023	6.125%	900,000	940,643
02/01/2028	5.125%	540,000	524,951
First Quality Finance Co., Inc.(a)
05/15/2021	4.625%	297,000	296,793
07/01/2025	5.000%	690,000	675,504
Mead Johnson Nutrition Co.
11/15/2025	4.125%	640,000	652,799
Newell Brands, Inc.
04/01/2046	5.500%	2,175,000	2,303,442
Newell, Inc.
04/01/2026	4.200%	4,150,000	4,107,438
Scotts Miracle-Gro Co. (The)
10/15/2023	6.000%	52,000	54,465
12/15/2026	5.250%	235,000	237,741
Spectrum Brands, Inc.
12/15/2024	6.125%	175,000	183,686
07/15/2025	5.750%	249,000	257,446
Springs Industries, Inc.
06/01/2021	6.250%	3,006,000	3,059,792
Valvoline, Inc.
08/15/2025	4.375%	1,022,000	998,330
Total			14,293,030
Diversified Manufacturing 0.2%
EnerSys (a)
04/30/2023	5.000%	200,000	204,388

The accompanying Notes to Financial Statements are an integral part of this statement.
Multi-Manager Total Return Bond Strategies Fund | Semiannual Report 2018	21

Portfolio of Investments  (continued)
February 28, 2018 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Fortive Corp.
06/15/2026	3.150%	875,000	846,328
General Electric Co.
01/08/2020	5.500%	1,432,000	1,496,394
10/17/2021	4.650%	487,000	509,726
09/07/2022	3.150%	337,000	333,239
01/09/2023	3.100%	1,146,000	1,125,994
01/14/2038	5.875%	1,196,000	1,400,682
General Electric Co.(b)
3-month USD LIBOR + 0.480% 08/15/2036	2.319%	5,380,000	4,454,629
Itron, Inc.(a)
01/15/2026	5.000%	600,000	597,281
Johnson Controls International PLC
07/02/2064	4.950%	1,530,000	1,598,073
Valmont Industries, Inc.
10/01/2054	5.250%	2,050,000	2,040,488
Zekelman Industries, Inc.(a)
06/15/2023	9.875%	129,000	142,153
Total			14,749,375
Electric 2.4%
AEP Texas Central Co.(a)
10/01/2025	3.850%	880,000	887,260
AEP Texas Central Co.
02/15/2033	6.650%	1,730,000	2,175,065
AES Corp.
09/01/2027	5.125%	118,000	119,816
Ameren Corp.
02/15/2026	3.650%	590,000	585,150
American Electric Power Co., Inc.
12/15/2022	2.950%	750,000	741,599
11/13/2027	3.200%	2,860,000	2,733,825
Berkshire Hathaway Energy Co.
02/01/2025	3.500%	1,075,000	1,079,320
Calpine Corp.(a)
01/15/2024	5.875%	75,000	76,532
Calpine Corp.
01/15/2025	5.750%	5,632,000	5,280,693
Cleveland Electric Illuminating Co. (The)(a)
04/01/2028	3.500%	2,275,000	2,194,690
Cleveland Electric Illuminating Co. (The)
12/15/2036	5.950%	1,279,000	1,531,312
CMS Energy Corp.
03/01/2024	3.875%	1,275,000	1,299,738
02/15/2027	2.950%	80,000	75,218
08/15/2027	3.450%	1,065,000	1,039,994
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Consolidated Edison Co. of New York, Inc.
04/01/2018	5.850%	3,000,000	3,010,014
06/15/2046	3.850%	1,310,000	1,278,518
06/15/2047	3.875%	2,050,000	2,008,611
Dominion Energy, Inc.
08/15/2026	2.850%	750,000	699,947
Dominion Energy, Inc.(j)
Junior Subordinated
07/01/2019	2.962%	845,000	846,852
DPL, Inc.
10/15/2021	7.250%	2,875,000	3,138,453
DTE Energy Co.
10/01/2026	2.850%	10,155,000	9,434,168
Duke Energy Corp.
09/01/2026	2.650%	4,710,000	4,321,270
08/15/2027	3.150%	2,735,000	2,589,777
Duke Energy Progress LLC
08/15/2025	3.250%	3,000,000	2,968,533
03/30/2044	4.375%	960,000	1,021,766
09/15/2047	3.600%	1,175,000	1,102,062
Duke Energy Progress, Inc.
08/15/2045	4.200%	1,780,000	1,831,960
Duquesne Light Holdings, Inc.(a)
09/15/2020	6.400%	5,000,000	5,385,750
Dynegy, Inc.
11/01/2022	7.375%	6,535,000	6,895,817
11/01/2024	7.625%	477,000	514,072
Dynegy, Inc.(a)
01/30/2026	8.125%	78,000	85,568
Emera U.S. Finance LP
06/15/2026	3.550%	1,160,000	1,115,412
Enel Americas SA
10/25/2026	4.000%	375,000	370,580
Enel Finance International NV(a)
04/06/2028	3.500%	2,370,000	2,227,667
Entergy Mississippi, Inc.
07/01/2023	3.100%	2,000,000	1,974,178
Entergy Texas, Inc.
12/01/2027	3.450%	3,705,000	3,641,037
Exelon Corp.
06/15/2025	3.950%	1,300,000	1,314,326
04/15/2046	4.450%	1,050,000	1,069,453
Exelon Corp.(j)
Junior Subordinated
06/01/2022	3.497%	4,600,000	4,596,720
Exelon Generation Co. LLC
10/01/2041	5.750%	2,000,000	2,116,344

The accompanying Notes to Financial Statements are an integral part of this statement.
22	Multi-Manager Total Return Bond Strategies Fund | Semiannual Report 2018

Portfolio of Investments  (continued)
February 28, 2018 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Florida Power & Light Co.
03/01/2048	3.950%	5,755,000	5,763,443
Fortis, Inc.
10/04/2021	2.100%	3,215,000	3,092,229
Gulf Power Co.
10/01/2044	4.550%	1,350,000	1,357,178
ITC Holdings Corp.
06/15/2024	3.650%	3,810,000	3,833,028
Jersey Central Power & Light Co.
06/15/2018	4.800%	2,000,000	2,010,588
06/01/2037	6.150%	1,985,000	2,403,533
Jersey Central Power & Light Co.(a)
04/01/2024	4.700%	2,000,000	2,108,920
Kansas City Power & Light Co.
08/15/2025	3.650%	665,000	664,415
Metropolitan Edison Co.
01/15/2019	7.700%	2,115,000	2,200,829
MidAmerican Energy Co.
05/01/2046	4.250%	3,433,000	3,595,429
National Rural Utilities Cooperative Finance Corp.
11/01/2018	10.375%	2,500,000	2,627,017
02/07/2024	2.950%	7,535,000	7,385,287
National Rural Utilities Cooperative Finance Corp.(j)
Subordinated
04/20/2046	5.250%	1,750,000	1,855,628
NextEra Energy Capital Holdings, Inc.
09/01/2018	1.649%	6,440,000	6,405,340
06/15/2023	3.625%	3,000,000	3,017,535
NextEra Energy Operating Partners LP(a)
09/15/2027	4.500%	791,000	756,235
NRG Energy, Inc.
05/01/2024	6.250%	2,227,000	2,310,512
05/15/2026	7.250%	146,000	155,824
Oncor Electric Delivery Co. LLC
09/30/2040	5.250%	2,000,000	2,361,494
Pacific Gas & Electric Co.
06/15/2025	3.500%	2,591,000	2,536,299
03/01/2034	6.050%	2,917,000	3,415,119
06/15/2043	4.600%	1,190,000	1,199,985
12/01/2046	4.000%	3,340,000	3,078,415
Pennsylvania Electric Co.(a)
03/15/2028	3.250%	1,990,000	1,890,767
PPL Capital Funding, Inc.
06/15/2022	4.200%	603,000	623,041
03/15/2024	3.950%	1,200,000	1,225,012
PSEG Power LLC
11/15/2018	2.450%	840,000	839,526
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Public Service Co. of Oklahoma
02/01/2021	4.400%	3,500,000	3,630,196
San Diego Gas & Electric Co.
05/15/2026	2.500%	585,000	544,867
Southern California Edison Co.(d)
03/01/2048	4.125%	5,900,000	5,888,908
Southern Co. (The)
07/01/2026	3.250%	8,166,000	7,775,159
07/01/2036	4.250%	745,000	747,541
Southwestern Electric Power Co.
10/01/2026	2.750%	6,450,000	6,015,218
Toledo Edison Co. (The)
05/15/2037	6.150%	951,000	1,178,516
Tucson Electric Power Co.
03/15/2023	3.850%	3,100,000	3,034,869
Virginia Electric & Power Co.
06/30/2019	5.000%	1,280,000	1,316,517
WEC Energy Group, Inc.
06/15/2025	3.550%	1,100,000	1,100,154
Xcel Energy, Inc.
06/01/2025	3.300%	2,535,000	2,488,952
Total			187,812,592
Finance Companies 0.6%
AerCap Ireland Capital DAC/Global Aviation Trust
01/15/2025	3.500%	7,600,000	7,309,855
AerCap Ireland Capital Ltd./Global Aviation Trust
10/01/2021	5.000%	6,000,000	6,285,660
Air Lease Corp.
03/01/2020	4.750%	4,530,000	4,687,871
12/01/2027	3.625%	5,155,000	4,929,562
Ares Capital Corp.
01/19/2022	3.625%	4,830,000	4,759,656
CIT Group, Inc.
08/01/2023	5.000%	325,000	334,514
GE Capital International Funding Co. Unlimited Co.
11/15/2020	2.342%	5,522,000	5,402,012
11/15/2025	3.373%	2,980,000	2,868,196
11/15/2035	4.418%	8,645,000	8,484,255
Navient Corp.
01/25/2023	5.500%	50,000	49,597
10/25/2024	5.875%	350,000	346,959
Total			45,458,137
Food and Beverage 1.0%
Acosta, Inc.(a)
10/01/2022	7.750%	425,000	301,562

The accompanying Notes to Financial Statements are an integral part of this statement.
Multi-Manager Total Return Bond Strategies Fund | Semiannual Report 2018	23

Portfolio of Investments  (continued)
February 28, 2018 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Anheuser-Busch InBev Finance, Inc.
02/01/2026	3.650%	16,765,000	16,593,930
02/01/2046	4.900%	8,710,000	9,291,000
Archer-Daniels-Midland Co.
09/15/2047	3.750%	1,460,000	1,338,662
Cargill, Inc.(a),(d)
03/01/2023	3.250%	4,950,000	4,941,798
Central America Botling Corp.(a)
01/31/2027	5.750%	1,600,000	1,645,541
JBS USA LUX SA/Finance, Inc.(a)
06/15/2025	5.750%	100,000	96,039
JM Smucker Co. (The)
12/15/2027	3.375%	990,000	949,905
Kellogg Co.
11/15/2027	3.400%	5,850,000	5,590,061
Kraft Heinz Foods Co.(b)
3-month USD LIBOR + 0.570% 02/10/2021	2.381%	9,125,000	9,103,474
Kraft Heinz Foods Co.
07/15/2025	3.950%	4,000,000	3,959,280
06/01/2026	3.000%	5,840,000	5,375,264
06/01/2046	4.375%	1,600,000	1,462,019
Mondelez International, Inc.(a)
10/28/2019	1.625%	6,000,000	5,895,210
PepsiCo, Inc.
04/30/2025	2.750%	1,300,000	1,255,658
10/15/2027	3.000%	5,100,000	4,901,615
Pilgrim’s Pride Corp.(a)
09/30/2027	5.875%	542,000	527,101
Post Holdings, Inc.(a)
08/15/2026	5.000%	422,000	401,714
03/01/2027	5.750%	994,000	985,934
Shearer’s Foods LLC/Chip Finance Corp.(a)
11/01/2019	9.000%	2,500,000	2,538,130
Smithfield Foods, Inc.(a)
02/01/2022	3.350%	1,110,000	1,090,663
Tyson Foods, Inc.(b)
3-month USD LIBOR + 0.450% 08/21/2020	2.342%	2,015,000	2,016,693
Tyson Foods, Inc.
08/15/2044	5.150%	200,000	221,380
Total			80,482,633
Gaming 0.2%
Boyd Gaming Corp.
05/15/2023	6.875%	439,000	463,565
Caesars Resort Collection LLC/CRC Finco, Inc.(a)
10/15/2025	5.250%	78,000	76,466
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Eldorado Resorts, Inc.
04/01/2025	6.000%	146,000	150,328
GLP Capital LP/Financing II, Inc.
11/01/2023	5.375%	125,000	130,303
04/15/2026	5.375%	1,215,000	1,255,594
International Game Technology PLC(a)
02/15/2022	6.250%	364,000	384,681
Jack Ohio Finance LLC/1 Corp.(a)
11/15/2021	6.750%	165,000	171,344
MGM Growth Properties Operating Partnership LP/Finance Co-Issuer, Inc.
05/01/2024	5.625%	975,000	1,009,484
09/01/2026	4.500%	1,915,000	1,832,747
01/15/2028	4.500%	25,000	23,610
MGM Resorts International
03/15/2023	6.000%	4,228,000	4,489,248
09/01/2026	4.625%	245,000	239,862
Pinnacle Entertainment, Inc.
05/01/2024	5.625%	3,075,000	3,245,410
Rivers Pittsburgh Borrower LP/Finance Corp.(a)
08/15/2021	6.125%	101,000	95,725
Scientific Games International, Inc.
12/01/2022	10.000%	218,000	236,443
Studio City Co., Ltd.(a)
11/30/2021	7.250%	600,000	631,929
Tunica-Biloxi Gaming Authority(a)
12/15/2020	3.780%	131,096	35,396
Total			14,472,135
Health Care 1.3%
Abbott Laboratories
11/22/2019	2.350%	4,313,000	4,286,548
11/30/2021	2.900%	5,185,000	5,142,296
Acadia Healthcare Co., Inc.
03/01/2024	6.500%	258,000	268,260
Ascension Health Alliance
11/15/2046	3.945%	375,000	373,065
Barnabas Health, Inc.
07/01/2028	4.000%	4,000,000	3,992,076
Baxter International, Inc.
08/15/2026	2.600%	2,385,000	2,184,977
Becton Dickinson and Co.(b)
3-month USD LIBOR + 1.030% 06/06/2022	2.539%	3,933,000	3,966,926
Becton Dickinson and Co.
12/15/2024	3.734%	158,000	155,740
06/06/2027	3.700%	690,000	661,413
05/15/2044	4.875%	1,945,000	1,939,002

The accompanying Notes to Financial Statements are an integral part of this statement.
24	Multi-Manager Total Return Bond Strategies Fund | Semiannual Report 2018

Portfolio of Investments  (continued)
February 28, 2018 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Boston Scientific Corp.
01/15/2020	6.000%	4,000,000	4,223,108
Change Healthcare Holdings LLC/Finance, Inc.(a)
03/01/2025	5.750%	780,000	780,817
CHS/Community Health Systems, Inc.
07/15/2020	7.125%	4,300,000	3,645,910
08/01/2021	5.125%	225,000	207,898
02/01/2022	6.875%	963,000	628,357
03/31/2023	6.250%	726,000	658,171
CVS Health Corp.
12/05/2023	4.000%	515,000	522,068
07/20/2025	3.875%	877,000	866,579
06/01/2026	2.875%	2,320,000	2,118,093
07/20/2045	5.125%	705,000	736,690
DaVita, Inc.
08/15/2022	5.750%	150,000	154,185
07/15/2024	5.125%	486,000	481,921
05/01/2025	5.000%	150,000	147,049
Duke University Health System, Inc.
06/01/2047	3.920%	875,000	870,453
Express Scripts Holding Co.
11/15/2021	4.750%	825,000	864,968
07/15/2023	3.000%	620,000	598,041
03/01/2027	3.400%	2,190,000	2,075,194
07/15/2046	4.800%	6,819,000	6,829,392
Fresenius Medical Care U.S. Finance II, Inc.(a)
07/31/2019	5.625%	8,000,000	8,283,624
HCA, Inc.
02/15/2020	6.500%	2,700,000	2,845,144
02/15/2022	7.500%	225,000	249,750
05/01/2023	4.750%	350,000	357,140
02/01/2025	5.375%	5,175,000	5,263,348
04/15/2025	5.250%	740,000	760,455
Kaiser Foundation Hospitals
05/01/2047	4.150%	2,000,000	2,048,466
Mayo Clinic
11/15/2052	4.128%	750,000	745,153
McKesson Corp.
02/16/2028	3.950%	2,310,000	2,296,824
Memorial Sloan-Kettering Cancer Center
07/01/2052	4.125%	4,630,000	4,606,405
MPH Acquisition Holdings LLC(a)
06/01/2024	7.125%	224,000	235,570
New York and Presbyterian Hospital (The)
08/01/2116	4.763%	1,050,000	1,030,126
NYU Hospitals Center
07/01/2042	4.428%	3,507,000	3,652,754
07/01/2043	5.750%	705,000	864,040
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Polaris Intermediate Corp. PIK(a)
12/01/2022	8.500%	69,000	70,412
Quest Diagnostics, Inc.
06/01/2026	3.450%	3,255,000	3,148,711
Stryker Corp.(d)
03/07/2028	3.650%	8,255,000	8,249,378
Surgery Center Holdings, Inc.(a)
07/01/2025	6.750%	43,000	40,539
Sutter Health
08/15/2053	2.286%	2,300,000	2,256,452
Teleflex, Inc.
11/15/2027	4.625%	572,000	558,363
Tenet Healthcare Corp.
02/01/2020	6.750%	2,800,000	2,901,349
04/01/2021	4.500%	559,000	561,864
10/01/2021	4.375%	25,000	24,802
04/01/2022	8.125%	475,000	502,834
06/15/2023	6.750%	375,000	374,959
Tenet Healthcare Corp.(a)
07/15/2024	4.625%	1,701,000	1,632,960
05/01/2025	5.125%	106,000	102,865
08/01/2025	7.000%	154,000	153,611
Texas Health Resources
11/15/2055	4.330%	700,000	703,717
Zimmer Biomet Holdings, Inc.
04/01/2025	3.550%	985,000	956,746
Total			104,857,558
Healthcare Insurance 0.4%
Anthem, Inc.
01/15/2043	4.650%	3,250,000	3,321,292
Anthem, Inc.(d)
03/01/2048	4.550%	8,245,000	8,226,993
Centene Corp.
05/15/2022	4.750%	1,650,000	1,679,619
01/15/2025	4.750%	2,069,000	2,058,527
Cigna Corp.
10/15/2027	3.050%	3,015,000	2,789,249
Humana, Inc.
10/01/2019	2.625%	4,320,000	4,316,864
03/15/2027	3.950%	625,000	621,229
Molina Healthcare, Inc.
11/15/2022	5.375%	401,000	401,648
Molina Healthcare, Inc.(a)
06/15/2025	4.875%	430,000	414,516
UnitedHealth Group, Inc.
07/15/2025	3.750%	1,295,000	1,313,107
07/15/2045	4.750%	2,460,000	2,714,391

The accompanying Notes to Financial Statements are an integral part of this statement.
Multi-Manager Total Return Bond Strategies Fund | Semiannual Report 2018	25

Portfolio of Investments  (continued)
February 28, 2018 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
WellCare Health Plans, Inc.
04/01/2025	5.250%	714,000	723,584
Total			28,581,019
Healthcare REIT 0.5%
Alexandria Real Estate Equities, Inc.
06/15/2023	3.900%	8,000,000	8,118,568
HCP, Inc.
02/01/2020	2.625%	4,000,000	3,980,560
11/15/2023	4.250%	4,896,000	5,043,380
08/15/2024	3.875%	782,000	783,520
Healthcare Realty Trust, Inc.
05/01/2025	3.875%	550,000	544,820
Healthcare Trust of America Holdings LP
07/15/2021	3.375%	3,455,000	3,465,963
Omega Healthcare Investors, Inc.
04/01/2027	4.500%	2,480,000	2,369,347
01/15/2028	4.750%	2,705,000	2,613,801
Ventas Realty LP
03/01/2028	4.000%	5,690,000	5,643,228
Ventas Realty LP/Capital Corp.
04/01/2020	2.700%	3,000,000	2,985,495
06/01/2021	4.750%	3,000,000	3,134,955
Welltower, Inc.
04/01/2019	4.125%	2,000,000	2,022,102
Total			40,705,739
Home Construction 0.2%
AV Homes, Inc.
05/15/2022	6.625%	3,101,000	3,197,270
Crescent Communities LLC/Ventures, Inc.(a)
10/15/2021	8.875%	2,625,000	2,784,813
Lennar Corp.(a)
11/15/2024	5.875%	146,000	154,704
06/01/2026	5.250%	2,323,000	2,370,347
11/29/2027	4.750%	11,000	10,675
Meritage Homes Corp.
04/01/2022	7.000%	198,000	219,729
PulteGroup, Inc.
03/01/2026	5.500%	1,700,000	1,732,104
01/15/2027	5.000%	1,425,000	1,412,064
Taylor Morrison Communities, Inc./Holdings II(a)
04/15/2023	5.875%	121,000	126,071
William Lyon Homes, Inc.
04/15/2019	5.750%	4,000,000	3,999,328
Total			16,007,105
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Independent Energy 0.6%
Afren PLC(a),(k)
12/09/2020	0.000%	195,167	63
Anadarko Petroleum Corp.
07/15/2024	3.450%	2,100,000	2,050,784
Anadarko Petroleum Corp.(l)
10/10/2036	0.000%	3,000,000	1,279,245
Antero Resources Corp.
03/01/2025	5.000%	400,000	403,394
Apache Corp.
01/15/2023	2.625%	1,500,000	1,438,615
Canadian Natural Resources Ltd.
06/30/2033	6.450%	730,000	875,574
Centennial Resource Production LLC(a)
01/15/2026	5.375%	42,000	41,883
Concho Resources, Inc.
10/01/2047	4.875%	2,155,000	2,233,959
Conoco Funding Co.
10/15/2031	7.250%	2,000,000	2,652,188
ConocoPhillips Co.
03/15/2026	4.950%	13,350,000	14,536,695
Continental Resources, Inc.
04/15/2023	4.500%	385,000	388,826
06/01/2024	3.800%	1,683,000	1,631,768
CrownRock LP/Finance, Inc.(a)
10/15/2025	5.625%	187,000	183,787
Devon Energy Corp.
07/15/2041	5.600%	2,500,000	2,794,517
06/15/2045	5.000%	1,025,000	1,071,186
Diamondback Energy, Inc.
11/01/2024	4.750%	355,000	350,857
05/31/2025	5.375%	2,566,000	2,592,815
EOG Resources, Inc.
03/15/2023	2.625%	1,195,000	1,152,555
EQT Corp.
10/01/2027	3.900%	1,830,000	1,746,168
Extraction Oil & Gas, Inc.(a)
05/15/2024	7.375%	99,000	104,857
Gulfport Energy Corp.
05/15/2025	6.375%	175,000	172,521
Halcon Resources Corp.
02/15/2025	6.750%	86,000	86,526
MEG Energy Corp.(a)
03/31/2024	7.000%	3,000,000	2,550,264
Noble Energy, Inc.
11/15/2024	3.900%	1,000,000	1,005,553

The accompanying Notes to Financial Statements are an integral part of this statement.
26	Multi-Manager Total Return Bond Strategies Fund | Semiannual Report 2018

Portfolio of Investments  (continued)
February 28, 2018 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Occidental Petroleum Corp.
04/15/2026	3.400%	775,000	764,531
Parsley Energy LLC/Finance Corp.(a)
01/15/2025	5.375%	1,000,000	995,000
08/15/2025	5.250%	312,000	308,264
10/15/2027	5.625%	95,000	94,394
QEP Resources, Inc.
10/01/2022	5.375%	187,000	190,061
05/01/2023	5.250%	188,000	187,477
03/01/2026	5.625%	35,000	34,470
Range Resources Corp.
05/15/2025	4.875%	350,000	335,194
RSP Permian, Inc.
10/01/2022	6.625%	225,000	234,068
01/15/2025	5.250%	403,000	406,797
WPX Energy, Inc.
01/15/2022	6.000%	161,000	167,516
09/15/2024	5.250%	78,000	77,988
Total			45,140,360
Integrated Energy 0.5%
BP Capital Markets PLC
05/06/2022	3.245%	1,875,000	1,885,734
05/10/2023	2.750%	1,500,000	1,466,948
Cenovus Energy, Inc.
04/15/2027	4.250%	14,465,000	14,123,178
11/15/2039	6.750%	8,555,000	9,804,227
Chevron Corp.
06/24/2023	3.191%	700,000	701,055
05/16/2026	2.954%	2,490,000	2,390,004
Husky Energy, Inc.
04/15/2022	3.950%	3,000,000	3,057,309
Occidental Petroleum Corp.(d)
03/15/2048	4.200%	5,870,000	5,827,266
Sasol Financing International Ltd.
11/14/2022	4.500%	3,800,000	3,828,207
Total			43,083,928
Leisure 0.0%
Cinemark USA, Inc.
06/01/2023	4.875%	3,500,000	3,484,299
Life Insurance 1.1%
AIG Global Funding(a)
07/02/2020	2.150%	590,000	579,492
American International Group, Inc.
02/15/2024	4.125%	1,600,000	1,639,246
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Athene Global Funding(a)
04/20/2020	2.750%	3,165,000	3,139,142
07/01/2022	3.000%	3,745,000	3,648,877
Athene Holding Ltd.
01/12/2028	4.125%	7,910,000	7,630,951
Brighthouse Financial, Inc.(a)
06/22/2027	3.700%	1,385,000	1,296,568
06/22/2047	4.700%	7,960,000	7,420,368
Guardian Life Global Funding(a)
04/26/2021	2.000%	4,600,000	4,469,682
Guardian Life Insurance Co. of America (The)(a)
Subordinated
06/19/2064	4.875%	1,530,000	1,633,006
Jackson National Life Global Funding(a)
01/30/2020	2.200%	6,585,000	6,514,165
Lincoln National Corp.
06/15/2040	7.000%	930,000	1,256,121
Massachusetts Mutual Life Insurance Co.(a)
Subordinated
04/15/2065	4.500%	955,000	929,500
MetLife Global Funding I(a)
09/13/2019	1.550%	9,605,000	9,450,158
MetLife, Inc.
08/15/2018	6.817%	3,000,000	3,058,209
Northwestern Mutual Life Insurance Co. (The)(a)
Subordinated
03/30/2040	6.063%	1,250,000	1,574,700
09/30/2047	3.850%	2,990,000	2,819,008
Nuveen Finance LLC(a)
11/01/2024	4.125%	1,050,000	1,079,157
Pricoa Global Funding I(a)
05/16/2019	2.200%	4,850,000	4,825,764
09/13/2019	1.450%	3,750,000	3,681,079
Principal Financial Group, Inc.
09/15/2022	3.300%	1,510,000	1,501,914
05/15/2023	3.125%	667,000	653,973
Teachers Insurance & Annuity Association of America(a)
Subordinated
09/15/2044	4.900%	4,077,000	4,424,556
05/15/2047	4.270%	4,575,000	4,523,742
Unum Group
05/15/2021	3.000%	1,250,000	1,241,169
Voya Financial, Inc.
07/15/2024	3.125%	2,245,000	2,182,522
06/15/2026	3.650%	2,497,000	2,448,838
Total			83,621,907

The accompanying Notes to Financial Statements are an integral part of this statement.
Multi-Manager Total Return Bond Strategies Fund | Semiannual Report 2018	27

Portfolio of Investments  (continued)
February 28, 2018 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Lodging 0.1%
Hilton Domestic Operating Co., Inc.
09/01/2024	4.250%	219,000	215,301
Marriott International, Inc.
06/15/2026	3.125%	4,235,000	4,019,049
RHP Hotel Properties LP/Finance Corp.
04/15/2023	5.000%	2,400,000	2,415,002
Total			6,649,352
Media and Entertainment 0.5%
21st Century Fox America, Inc.
08/15/2020	5.650%	1,760,000	1,873,034
03/15/2033	6.550%	1,000,000	1,260,634
Activision Blizzard, Inc.
09/15/2021	2.300%	795,000	771,544
AMC Networks, Inc.
04/01/2024	5.000%	2,550,000	2,555,704
CBS Corp.(a)
06/01/2023	2.900%	3,330,000	3,221,056
Clear Channel Worldwide Holdings, Inc.
11/15/2022	6.500%	625,000	642,380
Discovery Communications LLC
03/20/2028	3.950%	1,740,000	1,670,376
09/20/2037	5.000%	255,000	254,529
09/20/2047	5.200%	2,073,000	2,060,031
Electronic Arts, Inc.
03/01/2021	3.700%	2,000,000	2,037,900
Grupo Televisa SAB
05/13/2045	5.000%	1,000,000	953,302
Lin Television Corp.
11/15/2022	5.875%	300,000	310,129
Nielsen Finance Co. SARL (The)(a)
10/01/2021	5.500%	75,000	76,695
Nielsen Finance LLC/Co.(a)
04/15/2022	5.000%	3,350,000	3,387,848
Scripps Networks Interactive, Inc.
06/15/2022	3.500%	3,739,000	3,718,824
Sinclair Television Group, Inc.
10/01/2022	6.125%	75,000	77,382
Sinclair Television Group, Inc.(a)
08/01/2024	5.625%	550,000	559,586
TEGNA, Inc.
10/15/2023	6.375%	325,000	339,204
Time Warner, Inc.
03/29/2021	4.750%	1,700,000	1,780,893
02/15/2027	3.800%	735,000	713,914
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Univision Communications, Inc.(a)
02/15/2025	5.125%	100,000	92,389
Viacom, Inc.
09/01/2023	4.250%	2,410,000	2,471,277
04/30/2036	6.875%	5,910,000	7,024,289
Total			37,852,920
Metals and Mining 0.1%
Constellium NV(a)
05/15/2024	5.750%	320,000	323,127
FMG Resources August 2006 Proprietary Ltd.(a)
03/01/2022	9.750%	2,900,000	3,199,356
Freeport-McMoRan, Inc.
03/15/2023	3.875%	543,000	527,290
11/14/2024	4.550%	36,000	35,259
11/14/2034	5.400%	300,000	292,500
03/15/2043	5.450%	132,000	127,342
Gerdau Holdings, Inc.(a)
01/20/2020	7.000%	137,000	145,235
Novelis Corp.(a)
09/30/2026	5.875%	195,000	196,585
Southern Copper Corp.
11/08/2022	3.500%	130,000	130,208
04/23/2025	3.875%	600,000	603,202
11/08/2042	5.250%	1,400,000	1,489,587
04/23/2045	5.875%	1,663,000	1,910,298
Vale Overseas Ltd.
01/11/2022	4.375%	113,000	115,750
08/10/2026	6.250%	416,000	469,538
11/10/2039	6.875%	80,000	96,965
Vale SA
09/11/2042	5.625%	50,000	53,882
Volcan Cia Minera SAA(a)
02/02/2022	5.375%	100,000	103,403
Total			9,819,527
Midstream 1.3%
Buckeye Partners LP
12/01/2026	3.950%	1,550,000	1,479,038
12/01/2027	4.125%	1,895,000	1,822,296
Cheniere Corpus Christi Holdings LLC
06/30/2027	5.125%	180,000	182,067
Colorado Interstate Gas Co. LLC/Issuing Corp.(a)
08/15/2026	4.150%	2,290,000	2,227,243
Crestwood Midstream Partners LP/Finance Corp.
04/01/2023	6.250%	50,000	51,602
El Paso LLC
01/15/2032	7.750%	975,000	1,241,447

The accompanying Notes to Financial Statements are an integral part of this statement.
28	Multi-Manager Total Return Bond Strategies Fund | Semiannual Report 2018

Portfolio of Investments  (continued)
February 28, 2018 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Enbridge, Inc.
06/10/2024	3.500%	1,182,000	1,162,730
Energy Transfer Equity LP
01/15/2024	5.875%	575,000	608,001
Energy Transfer LP
02/01/2024	4.900%	5,605,000	5,805,222
Energy Transfer Partners LP
10/01/2043	5.950%	350,000	364,903
Energy Transfer Partners LP/Regency Finance Corp.
11/01/2023	4.500%	1,000,000	1,015,830
Enterprise Products Operating LLC
02/15/2024	3.900%	500,000	508,412
02/15/2025	3.750%	600,000	603,208
05/15/2046	4.900%	1,400,000	1,478,127
Enterprise Products Operating LLC(j)
02/15/2078	5.375%	7,295,000	7,039,879
Ferrellgas Partners LP/Finance Corp.
05/01/2021	6.500%	350,000	332,458
01/15/2022	6.750%	150,000	139,867
06/15/2023	6.750%	200,000	182,434
Kinder Morgan Energy Partners LP
02/01/2024	4.150%	5,990,000	6,055,644
03/15/2032	7.750%	795,000	987,202
01/15/2038	6.950%	325,000	395,621
09/01/2039	6.500%	1,000,000	1,144,356
11/15/2040	7.500%	910,000	1,149,295
Kinder Morgan, Inc.
06/01/2018	7.250%	390,000	394,538
Kinder Morgan, Inc.(d)
03/01/2028	4.300%	7,990,000	7,962,986
Magellan Midstream Partners LP
09/15/2046	4.250%	320,000	310,259
MPLX LP
12/01/2024	4.875%	325,000	342,547
06/01/2025	4.875%	200,000	210,073
03/01/2047	5.200%	1,500,000	1,560,840
04/15/2058	4.900%	7,955,000	7,654,882
NGPL PipeCo LLC(a)
08/15/2022	4.375%	151,000	151,724
08/15/2027	4.875%	412,000	415,987
ONEOK, Inc.
07/13/2047	4.950%	2,050,000	2,076,785
Phillips 66 Partners LP
02/15/2045	4.680%	1,300,000	1,278,237
Plains All American Pipeline LP/Finance Corp.
01/31/2023	2.850%	6,980,000	6,587,975
10/15/2023	3.850%	2,025,000	1,994,722
10/15/2025	4.650%	2,500,000	2,516,822
06/01/2042	5.150%	2,185,000	2,095,092
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Rockies Express Pipeline LLC(a)
07/15/2018	6.850%	165,000	167,133
01/15/2019	6.000%	500,000	512,376
04/15/2020	5.625%	350,000	363,672
Ruby Pipeline LLC(a)
04/01/2022	6.000%	2,840,909	2,958,097
Southern Natural Gas Co. LLC
02/15/2031	7.350%	2,910,000	3,590,352
Suburban Propane Partners LP/Energy Finance Corp.
03/01/2025	5.750%	225,000	219,730
Sunoco Logistics Partners Operations LP
10/01/2047	5.400%	2,000,000	1,958,334
Tallgrass Energy Partners LP/Finance Corp.(a)
01/15/2028	5.500%	142,000	142,485
Targa Pipeline Partners LP/Finance Corp.
08/01/2023	5.875%	100,000	95,419
Targa Resources Partners LP/Finance Corp.
02/01/2027	5.375%	512,000	514,179
Tennessee Gas Pipeline Co. LLC
06/15/2032	8.375%	2,465,000	3,132,618
04/01/2037	7.625%	550,000	703,726
Texas Eastern Transmission LP(a)
10/15/2022	2.800%	1,000,000	968,270
Western Gas Partners LP(d)
03/01/2048	5.300%	7,985,000	7,985,543
Williams Partners LP
11/15/2020	4.125%	1,000,000	1,023,255
03/04/2024	4.300%	2,787,000	2,854,640
01/15/2025	3.900%	1,050,000	1,043,168
09/15/2025	4.000%	900,000	896,585
04/15/2040	6.300%	3,150,000	3,724,390
Total			104,384,323
Natural Gas 0.3%
Atmos Energy Corp.
10/15/2044	4.125%	2,045,000	2,080,900
Boston Gas Co.(a)
08/01/2027	3.150%	1,842,000	1,770,842
KeySpan Corp.
11/15/2030	8.000%	670,000	903,985
NiSource Finance Corp.
03/30/2048	3.950%	2,920,000	2,766,209
NiSource, Inc.
02/15/2023	3.850%	1,175,000	1,200,226
05/15/2047	4.375%	3,220,000	3,275,735

The accompanying Notes to Financial Statements are an integral part of this statement.
Multi-Manager Total Return Bond Strategies Fund | Semiannual Report 2018	29

Portfolio of Investments  (continued)
February 28, 2018 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Sempra Energy
02/15/2019	9.800%	1,000,000	1,065,817
11/15/2020	2.850%	3,455,000	3,450,429
06/15/2024	3.550%	1,500,000	1,498,221
06/15/2027	3.250%	242,000	231,561
02/01/2048	4.000%	2,920,000	2,733,701
Total			20,977,626
Office REIT 0.2%
Boston Properties LP
11/15/2020	5.625%	4,590,000	4,894,583
02/01/2023	3.850%	2,500,000	2,560,077
Highwoods Realty LP
06/15/2021	3.200%	2,275,000	2,266,860
SL Green Operating Partnership LP
10/15/2022	3.250%	2,825,000	2,770,017
SL Green Realty Corp.
08/15/2018	5.000%	6,935,000	6,982,318
Total			19,473,855
Oil Field Services 0.1%
Baker Hughes a GE Co. LLC/Co-Obligor, Inc.
12/15/2047	4.080%	2,695,000	2,530,977
Schlumberger Finance Canada Ltd.(a)
11/20/2022	2.650%	2,575,000	2,515,255
Schlumberger Holdings Corp.(a)
12/21/2025	4.000%	2,100,000	2,133,272
Total			7,179,504
Other Financial Institutions 0.1%
Mitsubishi UFJ Lease & Finance Co., Ltd.(a)
09/19/2022	2.652%	3,905,000	3,778,665
ORIX Corp.
12/04/2024	3.250%	3,115,000	3,025,151
Tanner Servicios Financieros SA(a)
03/13/2018	4.375%	200,000	200,000
Total			7,003,816
Other Industry 0.3%
American Homes 4 Rent LP
02/15/2028	4.250%	4,295,000	4,225,150
Anixter, Inc.
03/01/2023	5.500%	75,000	78,223
Belden, Inc.(a)
07/15/2024	5.250%	350,000	354,148
Five Point Operating Co. LP/Capital Corp.(a)
11/15/2025	7.875%	2,350,000	2,373,500
Greystar Real Estate Partners LLC(a)
12/01/2025	5.750%	1,475,000	1,496,118
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Massachusetts Institute of Technology
07/01/2114	4.678%	1,768,000	1,887,676
07/01/2116	3.885%	1,850,000	1,647,371
Northwestern University
12/01/2057	3.662%	1,350,000	1,282,233
President and Fellows of Harvard College
07/15/2046	3.150%	3,031,000	2,738,527
07/15/2056	3.300%	2,230,000	2,007,004
Trustees of the University of Pennsylvania (The)
09/01/2112	4.674%	1,620,000	1,711,517
University of Southern California
10/01/2039	3.028%	4,525,000	4,052,626
Total			23,854,093
Other REIT 0.3%
American Campus Communities Operating Partnership LP
10/01/2020	3.350%	2,000,000	2,018,818
CyrusOne LP/Finance Corp.
03/15/2024	5.000%	118,000	118,896
03/15/2027	5.375%	67,000	67,661
Digital Realty Trust LP
02/01/2020	5.875%	4,000,000	4,196,984
Duke Realty LP
02/15/2021	3.875%	3,150,000	3,213,413
Host Hotels & Resorts LP
06/15/2025	4.000%	1,050,000	1,040,180
02/01/2026	4.500%	520,000	528,027
Liberty Property LP
06/15/2023	3.375%	2,500,000	2,502,465
Life Storage LP
12/15/2027	3.875%	2,500,000	2,420,115
ProLogis LP
08/15/2023	4.250%	1,600,000	1,672,802
Select Income REIT
05/15/2024	4.250%	1,865,000	1,820,805
Total			19,600,166
Packaging 0.1%
Amcor Finance USA, Inc.(a)
04/28/2026	3.625%	1,250,000	1,198,149
Ardagh Packaging Finance PLC/Holdings U.S.A., Inc.(a)
06/30/2021	6.000%	150,000	153,593
05/15/2023	4.625%	500,000	500,508
05/15/2024	7.250%	275,000	294,572
Berry Global, Inc.
07/15/2023	5.125%	168,000	171,824
Crown Americas LLC/Capital Corp. V
09/30/2026	4.250%	1,000,000	948,682

The accompanying Notes to Financial Statements are an integral part of this statement.
30	Multi-Manager Total Return Bond Strategies Fund | Semiannual Report 2018

Portfolio of Investments  (continued)
February 28, 2018 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Multi-Color Corp.(a)
11/01/2025	4.875%	123,000	118,146
OI European Group BV(a)
03/15/2023	4.000%	1,000,000	968,347
Owens-Brockway Glass Container, Inc.(a)
01/15/2022	5.000%	50,000	50,986
08/15/2023	5.875%	100,000	104,005
01/15/2025	5.375%	150,000	153,000
Reynolds Group Issuer, Inc./LLC
10/15/2020	5.750%	1,337,369	1,355,152
Total			6,016,964
Paper 0.1%
International Paper Co.
11/15/2039	7.300%	2,000,000	2,685,036
05/15/2046	5.150%	2,075,000	2,271,262
08/15/2047	4.400%	55,000	54,060
Packaging Corp. of America
11/01/2023	4.500%	1,070,000	1,125,204
Plum Creek Timberlands LP
03/15/2023	3.250%	1,630,000	1,610,538
Weyerhaeuser Co.
10/01/2019	7.375%	1,000,000	1,070,722
03/15/2032	7.375%	1,630,000	2,143,429
Total			10,960,251
Pharmaceuticals 1.3%
AbbVie, Inc.
05/14/2018	1.800%	1,000,000	999,316
05/14/2020	2.500%	1,200,000	1,189,348
05/14/2025	3.600%	4,995,000	4,945,624
Actavis, Inc.
10/01/2042	4.625%	1,000,000	976,639
Allergan Funding SCS
06/15/2019	2.450%	2,000,000	1,990,602
03/15/2025	3.800%	2,000,000	1,972,982
03/15/2035	4.550%	1,000,000	997,393
03/15/2045	4.750%	1,220,000	1,212,102
Amgen, Inc.
05/22/2019	2.200%	5,740,000	5,711,662
11/02/2027	3.200%	5,160,000	4,905,855
05/01/2045	4.400%	4,140,000	4,108,490
06/15/2048	4.563%	2,043,000	2,054,788
AstraZeneca PLC
06/12/2027	3.125%	1,854,000	1,774,443
Bayer US Finance LLC(a)
10/08/2019	2.375%	7,035,000	6,976,089
10/08/2024	3.375%	520,000	515,758
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Celgene Corp.
08/15/2025	3.875%	690,000	688,120
05/15/2044	4.625%	555,000	549,885
08/15/2045	5.000%	4,000,000	4,135,908
11/15/2047	4.350%	2,060,000	1,937,568
Endo Dac/Finance LLC/Finco, Inc.(a)
07/15/2023	6.000%	250,000	187,352
Endo Dac/Finance LLC/Finco, Inc.(a),(j)
02/01/2025	6.000%	475,000	342,680
Gilead Sciences, Inc.
09/20/2019	1.850%	2,240,000	2,215,364
04/01/2021	4.500%	1,500,000	1,565,270
09/01/2023	2.500%	1,355,000	1,299,677
02/01/2025	3.500%	1,310,000	1,304,457
02/01/2045	4.500%	3,114,000	3,167,757
Jaguar Holding Co. II/Pharmaceutical Product Development LLC(a)
08/01/2023	6.375%	293,000	295,332
Johnson & Johnson
12/05/2033	4.375%	2,625,000	2,849,112
03/03/2037	3.625%	2,280,000	2,253,696
01/15/2038	3.400%	3,705,000	3,545,044
Mallinckrodt International Finance SA
04/15/2023	4.750%	375,000	296,652
Mallinckrodt International Finance SA/CB LLC(a)
04/15/2020	4.875%	50,000	48,700
10/15/2023	5.625%	150,000	125,966
04/15/2025	5.500%	200,000	162,462
Mylan NV
06/15/2021	3.150%	4,530,000	4,488,791
Shire Acquisitions Investments Ireland DAC
09/23/2019	1.900%	12,995,000	12,792,200
09/23/2021	2.400%	3,500,000	3,381,081
09/23/2023	2.875%	2,640,000	2,528,922
09/23/2026	3.200%	2,310,000	2,151,449
Teva Pharmaceutical Finance Co. BV
12/18/2022	2.950%	2,175,000	1,976,740
Teva Pharmaceutical Finance III BV
10/01/2026	3.150%	1,088,000	885,100
Valeant Pharmaceuticals International, Inc.(a)
03/15/2020	5.375%	1,415,000	1,411,106
12/01/2021	5.625%	225,000	213,265
03/01/2023	5.500%	100,000	88,536
05/15/2023	5.875%	75,000	66,597
04/15/2025	6.125%	2,194,000	1,929,612
11/01/2025	5.500%	719,000	712,060
Zoetis, Inc.
09/12/2027	3.000%	2,220,000	2,085,008
Total			102,012,560

The accompanying Notes to Financial Statements are an integral part of this statement.
Multi-Manager Total Return Bond Strategies Fund | Semiannual Report 2018	31

Portfolio of Investments  (continued)
February 28, 2018 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Property & Casualty 0.4%
American Financial Group, Inc.
08/15/2026	3.500%	3,555,000	3,431,737
Arch Capital Finance LLC
12/15/2046	5.031%	970,000	1,066,805
Berkshire Hathaway, Inc.
03/15/2026	3.125%	850,000	828,005
Chubb INA Holdings, Inc.
05/15/2024	3.350%	910,000	908,264
CNA Financial Corp.
08/15/2021	5.750%	925,000	1,000,720
08/15/2027	3.450%	3,828,000	3,648,417
Farmers Exchange Capital(a)
Subordinated
07/15/2028	7.050%	1,000,000	1,206,682
07/15/2048	7.200%	1,615,000	1,997,183
Farmers Exchange Capital II(a),(j)
Subordinated
11/01/2053	6.151%	2,700,000	3,002,673
Liberty Mutual Group, Inc.(a)
05/01/2022	4.950%	2,570,000	2,720,676
06/15/2023	4.250%	275,000	282,907
05/01/2042	6.500%	1,080,000	1,373,239
08/01/2044	4.850%	1,000,000	1,050,889
Loews Corp.
05/15/2043	4.125%	1,059,000	1,045,163
Marsh & McLennan Companies, Inc.(d)
03/01/2048	4.200%	5,775,000	5,762,624
Nationwide Mutual Insurance Co.(a),(b)
Subordinated
3-month USD LIBOR + 2.290% 12/15/2024	3.879%	1,725,000	1,725,873
Travelers Companies, Inc. (The)(d)
03/07/2048	4.050%	4,190,000	4,163,352
Total			35,215,209
Railroads 0.3%
Burlington Northern Santa Fe LLC
09/15/2021	3.450%	295,000	300,305
09/01/2022	3.050%	475,000	475,214
03/15/2043	4.450%	2,500,000	2,645,127
Burlington Northern Santa Fe LLC(d)
06/15/2048	4.050%	3,270,000	3,270,660
Canadian National Railway Co.
02/03/2048	3.650%	5,540,000	5,308,650
Canadian Pacific Railway Ltd.
01/15/2022	4.500%	600,000	626,811
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CSX Corp.
05/30/2042	4.750%	1,071,000	1,124,505
03/01/2048	4.300%	5,710,000	5,640,509
11/01/2066	4.250%	4,319,000	3,942,012
Norfolk Southern Corp.
02/28/2048	4.150%	3,300,000	3,261,667
Union Pacific Corp.
02/15/2019	2.250%	765,000	762,785
Total			27,358,245
Refining 0.1%
Andeavor
04/01/2024	5.125%	225,000	233,931
Marathon Petroleum Corp.
03/01/2021	5.125%	1,000,000	1,057,856
Phillips 66
11/15/2044	4.875%	1,550,000	1,630,347
Raizen Fuels Finance SA(a)
01/20/2027	5.300%	450,000	462,495
Valero Energy Corp.
03/15/2019	9.375%	2,000,000	2,133,046
09/15/2026	3.400%	2,075,000	1,988,249
Total			7,505,924
Restaurants 0.2%
1011778 BC ULC/New Red Finance, Inc.(a)
05/15/2024	4.250%	1,563,000	1,501,393
Brinker International, Inc.(a)
10/01/2024	5.000%	1,425,000	1,417,500
KFC Holding Co./Pizza Hut Holdings LLC/Taco Bell of America LLC(a)
06/01/2026	5.250%	188,000	190,686
Starbucks Corp.
03/01/2023	3.100%	11,800,000	11,778,689
Total			14,888,268
Retail REIT 0.2%
Brixmor Operating Partnership LP
06/15/2024	3.650%	3,675,000	3,597,902
DDR Corp.
06/01/2027	4.700%	2,815,000	2,870,354
Kimco Realty Corp.
11/01/2022	3.400%	290,000	290,952
03/01/2024	2.700%	2,698,000	2,546,758
WEA Finance LLC/Westfield UK & Europe Finance PLC(a)
10/05/2020	3.250%	6,975,000	7,030,821
Total			16,336,787

The accompanying Notes to Financial Statements are an integral part of this statement.
32	Multi-Manager Total Return Bond Strategies Fund | Semiannual Report 2018

Portfolio of Investments  (continued)
February 28, 2018 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Retailers 0.4%
Alimentation Couche-Tard, Inc.(a)
12/13/2019	2.350%	4,000,000	3,966,640
07/26/2022	2.700%	2,790,000	2,700,332
07/26/2027	3.550%	2,500,000	2,404,062
AutoNation, Inc.
01/15/2021	3.350%	660,000	662,291
11/15/2024	3.500%	7,825,000	7,569,342
AutoZone, Inc.
04/21/2026	3.125%	415,000	392,299
Hanesbrands, Inc.(a)
05/15/2026	4.875%	75,000	73,646
Hot Topic, Inc.(a)
06/15/2021	9.250%	1,700,000	1,689,460
L Brands, Inc.
02/15/2022	5.625%	4,550,000	4,749,345
11/01/2035	6.875%	141,000	140,300
Macy’s Retail Holdings, Inc.
02/15/2043	4.300%	1,888,000	1,519,272
O’Reilly Automotive, Inc.
03/15/2026	3.550%	680,000	665,570
Party City Holdings, Inc.(a)
08/15/2023	6.125%	425,000	436,423
PetSmart, Inc.(a)
03/15/2023	7.125%	725,000	460,375
06/01/2025	5.875%	245,000	190,646
Rite Aid Corp.(a)
04/01/2023	6.125%	375,000	377,310
Walgreens Boots Alliance, Inc.
11/18/2024	3.800%	3,050,000	3,030,056
11/18/2044	4.800%	1,950,000	1,944,951
Walmart, Inc.
04/22/2024	3.300%	2,100,000	2,121,290
Total			35,093,610
Supermarkets 0.1%
Ahold Finance USA LLC
05/01/2029	6.875%	1,800,000	2,159,906
Kroger Co. (The)
12/15/2018	6.800%	3,060,000	3,161,751
04/15/2042	5.000%	1,209,000	1,222,246
02/01/2047	4.450%	155,000	145,530
01/15/2048	4.650%	3,326,000	3,214,014
Total			9,903,447
Supranational 0.3%
Corp. Andina de Fomento
01/06/2023	2.750%	3,000,000	2,931,129
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Corporación Andina de Fomento
06/04/2019	8.125%	1,400,000	1,494,828
09/27/2021	2.125%	5,805,000	5,630,066
06/15/2022	4.375%	400,000	420,002
Inter-American Development Bank
10/15/2025	6.800%	2,500,000	3,081,960
International Bank for Reconstruction & Development(l)
09/17/2030	0.000%	13,000,000	8,296,808
North American Development Bank
10/26/2022	2.400%	1,950,000	1,883,552
Total			23,738,345
Technology 1.7%
Apple, Inc.
02/09/2022	2.150%	1,460,000	1,418,384
02/09/2022	2.500%	540,000	531,375
05/11/2027	3.200%	3,025,000	2,946,314
05/06/2044	4.450%	550,000	584,560
09/12/2047	3.750%	4,645,000	4,427,512
Broadcom Corp./Cayman Finance Ltd.
01/15/2020	2.375%	5,300,000	5,235,229
01/15/2027	3.875%	4,000,000	3,835,278
CDW LLC/Finance Corp.
09/01/2023	5.000%	175,000	177,647
12/01/2024	5.500%	300,000	313,325
Cisco Systems, Inc.(b)
3-month USD LIBOR + 0.340% 09/20/2019	1.966%	3,645,000	3,658,519
CommScope Technologies LLC(a)
06/15/2025	6.000%	3,200,000	3,311,139
CommScope, Inc.(a)
06/15/2024	5.500%	250,000	254,713
Corning, Inc.
11/15/2057	4.375%	5,235,000	4,918,272
Dell International LLC/EMC Corp.(a)
06/01/2019	3.480%	7,570,000	7,618,743
06/15/2026	6.020%	870,000	929,133
Equinix, Inc.
01/15/2026	5.875%	484,000	507,039
Fidelity National Information Services, Inc.
04/15/2023	3.500%	2,500,000	2,505,220
First Data Corp.(a)
08/15/2023	5.375%	225,000	229,409
12/01/2023	7.000%	7,238,000	7,598,062
01/15/2024	5.000%	450,000	453,508
Flextronics International Ltd.
06/15/2025	4.750%	385,000	400,882
Genpact Luxembourg SARL(a)
04/01/2022	3.700%	3,425,000	3,359,860

The accompanying Notes to Financial Statements are an integral part of this statement.
Multi-Manager Total Return Bond Strategies Fund | Semiannual Report 2018	33

Portfolio of Investments  (continued)
February 28, 2018 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Hewlett Packard Enterprise Co.(j)
10/05/2018	2.850%	2,000,000	2,003,618
10/15/2020	3.600%	690,000	697,522
10/15/2025	4.900%	6,925,000	7,156,828
Hewlett Packard Enterprise Co.(a)
10/04/2019	2.100%	6,750,000	6,664,423
HP, Inc.
06/01/2021	4.300%	4,615,000	4,774,970
Infor US, Inc.
05/15/2022	6.500%	350,000	358,313
Informatica LLC(a)
07/15/2023	7.125%	140,000	143,073
Jabil, Inc.
12/15/2020	5.625%	1,000,000	1,060,936
Microsoft Corp.
02/12/2055	4.000%	640,000	639,780
02/06/2057	4.500%	4,300,000	4,707,115
MSCI, Inc.(a)
08/01/2026	4.750%	382,000	381,287
NCR Corp.
02/15/2021	4.625%	600,000	596,374
07/15/2022	5.000%	50,000	50,234
12/15/2023	6.375%	125,000	130,252
Nuance Communications, Inc.(a)
08/15/2020	5.375%	1,482,000	1,498,201
NXP BV/Funding LLC(a)
06/01/2021	4.125%	850,000	864,218
Oracle Corp.
10/08/2019	2.250%	3,000,000	2,990,592
09/15/2023	2.400%	9,770,000	9,323,433
11/15/2027	3.250%	8,100,000	7,873,467
Pitney Bowes, Inc.(j)
05/15/2022	4.125%	1,725,000	1,627,917
Pitney Bowes, Inc.
04/01/2023	4.700%	3,520,000	3,287,236
Seagate HDD Cayman(a)
03/01/2024	4.875%	7,265,000	7,260,053
Sensata Technologies BV(a)
10/01/2025	5.000%	150,000	151,287
Sensata Technologies UK Financing Co. PLC(a)
02/15/2026	6.250%	2,825,000	2,997,935
SS&C Technologies Holdings, Inc.
07/15/2023	5.875%	275,000	288,598
Symantec Corp.(a)
04/15/2025	5.000%	273,000	277,051
Tempo Acquisition LLC/Finance Corp.(a)
06/01/2025	6.750%	116,000	116,835
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Xerox Corp.
03/15/2023	3.625%	7,670,000	7,489,602
Total			130,625,273
Tobacco 0.1%
BAT Capital Corp.(a)
08/14/2020	2.297%	5,040,000	4,949,225
08/15/2022	2.764%	1,000,000	972,260
Reynolds American, Inc.
06/12/2018	2.300%	1,135,000	1,134,758
06/12/2025	4.450%	1,325,000	1,367,482
08/04/2041	7.000%	1,170,000	1,508,207
08/15/2045	5.850%	1,450,000	1,686,914
Total			11,618,846
Transportation Services 0.3%
ERAC U.S.A. Finance LLC(a)
10/01/2020	5.250%	2,500,000	2,635,370
11/15/2024	3.850%	2,500,000	2,532,952
12/01/2026	3.300%	3,435,000	3,304,724
03/15/2042	5.625%	1,689,000	1,927,602
11/01/2046	4.200%	1,041,000	978,597
Penske Truck Leasing Co. LP/Finance Corp.(a)
04/01/2021	3.300%	2,000,000	2,007,574
02/01/2022	3.375%	1,200,000	1,199,932
Ryder System, Inc.
11/15/2018	2.450%	660,000	659,743
06/01/2019	2.550%	1,500,000	1,496,696
03/01/2023	3.400%	4,500,000	4,494,069
Total			21,237,259
Wireless 0.5%
America Movil SAB de CV
03/30/2020	5.000%	300,000	311,708
07/16/2022	3.125%	200,000	197,998
American Tower Corp.
06/15/2023	3.000%	2,070,000	2,018,519
02/15/2024	5.000%	665,000	709,780
Digicel Group Ltd.(a)
09/30/2020	8.250%	600,000	561,248
SBA Communications Corp.(a)
10/01/2022	4.000%	948,000	929,678
SBA Communications Corp.
09/01/2024	4.875%	972,000	959,098
SFR Group SA(a)
05/01/2026	7.375%	649,000	625,251
SoftBank Group Corp.(a)
04/15/2020	4.500%	710,000	716,248
Sprint Capital Corp.
03/15/2032	8.750%	1,000,000	1,089,398

The accompanying Notes to Financial Statements are an integral part of this statement.
34	Multi-Manager Total Return Bond Strategies Fund | Semiannual Report 2018

Portfolio of Investments  (continued)
February 28, 2018 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Sprint Communications, Inc.(a)
11/15/2018	9.000%	2,444,000	2,539,998
03/01/2020	7.000%	3,305,000	3,498,650
Sprint Communications, Inc.
04/15/2022	9.250%	3,339,000	3,871,644
Sprint Corp.
09/15/2023	7.875%	525,000	542,072
06/15/2024	7.125%	425,000	421,806
02/15/2025	7.625%	462,000	461,583
Sprint Spectrum Co. I/II/III LLC(a)
09/20/2021	3.360%	10,584,375	10,609,883
T-Mobile U.S.A., Inc.
03/01/2023	6.000%	50,000	51,936
04/01/2023	6.625%	2,335,000	2,416,916
04/28/2023	6.836%	50,000	51,984
01/15/2026	6.500%	591,000	633,939
02/01/2026	4.500%	647,000	633,968
02/01/2028	4.750%	970,000	944,899
Wind Tre SpA(a)
01/20/2026	5.000%	2,000,000	1,728,700
Total			36,526,904
Wirelines 0.8%
AT&T, Inc.
02/17/2026	4.125%	2,000,000	2,001,044
03/01/2037	5.250%	8,285,000	8,584,204
06/15/2044	4.800%	6,750,000	6,458,724
05/15/2046	4.750%	3,220,000	3,042,040
03/01/2047	5.450%	1,000,000	1,042,255
03/09/2049	4.550%	3,385,000	3,094,405
08/14/2058	5.300%	1,860,000	1,856,619
AT&T, Inc.(a)
11/15/2046	5.150%	2,985,000	2,986,116
CenturyLink, Inc.
04/01/2020	5.625%	2,500,000	2,543,195
06/15/2021	6.450%	1,240,000	1,271,031
Level 3 Financing, Inc.
01/15/2024	5.375%	526,000	523,488
05/01/2025	5.375%	625,000	622,461
03/15/2026	5.250%	200,000	191,730
Qwest Corp.
09/15/2025	7.250%	3,978,000	4,287,496
Telefonica Emisiones SAU
04/27/2018	3.192%	870,000	871,409
Verizon Communications, Inc.
02/15/2025	3.376%	622,000	606,640
08/10/2033	4.500%	9,435,000	9,486,402
11/01/2034	4.400%	2,000,000	1,961,680
11/01/2042	3.850%	1,395,000	1,214,239
08/21/2046	4.862%	3,500,000	3,486,060
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Zayo Group LLC/Capital, Inc.(a)
01/15/2027	5.750%	8,001,000	8,049,054
Total			64,180,292
Total Corporate Bonds & Notes (Cost $2,657,574,933)			2,634,946,348

Foreign Government Obligations(m) 2.2%

Argentina 0.2%
Argentine Republic Government International Bond
04/22/2021	6.875%	1,800,000	1,902,333
01/11/2023	4.625%	3,875,000	3,718,927
12/31/2033	8.280%	1,934,812	2,080,676
12/31/2033	8.280%	112,163	122,911
01/11/2048	6.875%	2,075,000	1,900,231
Provincia de Buenos Aires(a)
06/09/2021	9.950%	3,370,000	3,754,389
02/15/2023	6.500%	1,070,000	1,092,729
YPF SA(a)
03/23/2021	8.500%	1,480,000	1,620,468
Total			16,192,664
Brazil 0.2%
Banco Nacional de Desenvolvimento Economico e Social(a)
06/10/2019	6.500%	100,000	103,877
06/10/2019	6.500%	100,000	103,877
Brazil Minas SPE via State of Minas Gerais(a)
02/15/2028	5.333%	2,900,000	2,914,721
Brazilian Government International Bond
04/07/2026	6.000%	1,300,000	1,425,375
01/20/2034	8.250%	150,000	190,596
01/07/2041	5.625%	800,000	775,563
Petrobras Global Finance BV
05/23/2021	8.375%	1,500,000	1,681,434
05/20/2023	4.375%	1,950,000	1,907,607
01/17/2027	7.375%	3,950,000	4,282,665
Total			13,385,715
Canada 0.2%
CDP Financial, Inc.(a)
11/25/2019	4.400%	10,000,000	10,306,860
CNOOC Nexen Finance ULC
04/30/2024	4.250%	400,000	408,945
NOVA Chemicals Corp.(a)
06/01/2024	4.875%	120,000	118,515
Province of Manitoba
11/30/2020	2.050%	2,500,000	2,453,905
06/22/2026	2.125%	300,000	274,349
Province of Ontario
04/14/2020	4.400%	600,000	622,303

The accompanying Notes to Financial Statements are an integral part of this statement.
Multi-Manager Total Return Bond Strategies Fund | Semiannual Report 2018	35

Portfolio of Investments  (continued)
February 28, 2018 (Unaudited)
Foreign Government Obligations(m) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Province of Quebec(j)
02/27/2026	7.140%	1,230,000	1,529,762
Total			15,714,639
Chile 0.1%
Chile Government International Bond
10/30/2022	2.250%	1,040,000	998,232
02/06/2028	3.240%	9,445,000	9,131,860
Corporación Nacional del Cobre de Chile(a)
11/04/2044	4.875%	200,000	211,013
Total			10,341,105
China 0.0%
Industrial & Commercial Bank of China Ltd.(a),(j)
Junior Subordinated
12/31/2049	6.000%	200,000	206,529
Colombia 0.0%
Colombia Government International Bond
01/28/2026	4.500%	900,000	927,150
06/15/2045	5.000%	600,000	597,532
Total			1,524,682
Costa Rica 0.0%
Costa Rica Government International Bond(a)
01/26/2023	4.250%	700,000	678,205
Croatia 0.0%
Croatia Government International Bond(a)
01/26/2024	6.000%	700,000	768,598
01/26/2024	6.000%	300,000	329,399
Total			1,097,997
Dominican Republic 0.1%
Dominican Republic International Bond(a)
05/06/2021	7.500%	4,000,000	4,300,232
05/06/2021	7.500%	100,000	107,506
01/28/2024	6.600%	900,000	985,669
01/27/2025	5.500%	100,000	103,297
01/27/2025	5.500%	100,000	103,297
Total			5,600,001
Egypt 0.1%
Egypt Government International Bond(a)
02/21/2028	6.588%	3,900,000	3,946,765
Finland 0.0%
Republic of Finland
02/15/2026	6.950%	1,500,000	1,845,953
Foreign Government Obligations(m) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
France 0.1%
Dexia Credit Local SA(a)
01/25/2021	2.500%	3,250,000	3,224,897
09/15/2021	1.875%	1,750,000	1,691,046
Total			4,915,943
Hungary 0.1%
Hungary Government International Bond
03/29/2021	6.375%	546,000	596,576
02/21/2023	5.375%	3,400,000	3,681,850
11/22/2023	5.750%	2,200,000	2,439,175
03/25/2024	5.375%	430,000	470,226
Magyar Export-Import Bank Zrt.(a)
01/30/2020	4.000%	800,000	811,322
Total			7,999,149
India 0.0%
Export-Import Bank of India(a)
08/05/2026	3.375%	860,000	813,844
02/01/2028	3.875%	1,025,000	1,001,183
Total			1,815,027
Indonesia 0.2%
Indonesia Government International Bond(a)
01/17/2038	7.750%	1,000,000	1,354,343
Indonesia Government International Bond
01/11/2048	4.350%	2,885,000	2,740,984
PT Pertamina Persero(a)
05/20/2043	5.625%	250,000	257,494
05/30/2044	6.450%	200,000	228,256
PT Perusahaan Gas Negara Persero Tbk(a)
05/16/2024	5.125%	1,900,000	1,997,063
PT Perusahaan Listrik Negara(a)
05/15/2027	4.125%	5,000,000	4,838,745
Total			11,416,885
Israel 0.0%
Israel Electric Corp., Ltd.(a)
01/15/2019	7.250%	200,000	207,045
08/14/2028	4.250%	1,600,000	1,576,553
Total			1,783,598
Italy 0.0%
Republic of Italy Government International Bond
06/15/2033	5.375%	2,000,000	2,285,146
Japan 0.1%
Development Bank of Japan, Inc.(a)
09/01/2022	2.125%	2,600,000	2,503,912

The accompanying Notes to Financial Statements are an integral part of this statement.
36	Multi-Manager Total Return Bond Strategies Fund | Semiannual Report 2018

Portfolio of Investments  (continued)
February 28, 2018 (Unaudited)
Foreign Government Obligations(m) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Japan Bank for International Cooperation
05/29/2019	1.750%	5,000,000	4,953,150
02/24/2020	2.250%	1,400,000	1,389,435
Japan Finance Organization for Municipalities(a)
04/20/2022	2.625%	1,600,000	1,570,456
Total			10,416,953
Kazakhstan 0.0%
Kazakhstan Government International Bond(a)
07/21/2025	5.125%	1,100,000	1,203,877
KazMunayGas National Co. JSC(a)
04/19/2022	3.875%	950,000	945,831
04/19/2027	4.750%	300,000	302,702
Total			2,452,410
Mexico 0.5%
Banco Nacional de Comercio Exterior SNC(a),(j)
Subordinated
08/11/2026	3.800%	400,000	392,777
Mexico Government International Bond
03/15/2022	3.625%	1,974,000	2,009,181
10/02/2023	4.000%	200,000	203,892
01/30/2025	3.600%	1,000,000	980,797
03/08/2044	4.750%	2,738,000	2,632,924
Pemex Project Funding Master Trust
03/05/2020	6.000%	3,000,000	3,149,982
01/21/2021	5.500%	1,600,000	1,674,952
06/15/2038	6.625%	50,000	50,757
Petroleos Mexicanos
07/18/2018	3.500%	55,000	55,137
02/04/2021	6.375%	6,380,000	6,825,126
12/20/2022	1.700%	512,500	498,872
01/15/2025	4.250%	300,000	289,878
08/04/2026	6.875%	4,060,000	4,464,973
01/23/2045	6.375%	940,000	914,460
01/23/2046	5.625%	300,000	269,197
09/21/2047	6.750%	2,100,000	2,134,425
Petroleos Mexicanos(a)
03/13/2022	5.375%	1,450,000	1,515,362
03/13/2022	5.375%	600,000	627,046
03/13/2027	6.500%	1,928,000	2,059,158
03/13/2027	6.500%	755,000	806,495
02/12/2028	5.350%	625,000	614,008
09/21/2047	6.750%	2,100,000	2,137,619
Total			34,307,018
Netherlands 0.0%
Petrobras Global Finance BV
01/17/2022	6.125%	235,000	247,795
02/01/2029	5.750%	1,700,000	1,634,353
Total			1,882,148
Foreign Government Obligations(m) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Panama 0.0%
Panama Government International Bond
09/22/2024	4.000%	600,000	618,536
03/16/2025	3.750%	200,000	202,328
01/26/2036	6.700%	840,000	1,069,296
Total			1,890,160
Paraguay 0.0%
Paraguay Government International Bond(a)
01/25/2023	4.625%	600,000	613,805
Peru 0.1%
Corporación Financiera de Desarrollo SA(a)
07/15/2019	3.250%	200,000	200,462
07/15/2025	4.750%	520,000	535,483
Fondo MIVIVIENDA SA(a)
01/31/2023	3.500%	500,000	490,792
Peruvian Government International Bond
03/14/2037	6.550%	1,785,000	2,304,178
11/18/2050	5.625%	150,000	179,864
Petroleos del Peru SA(a)
06/19/2032	4.750%	400,000	392,365
Total			4,103,144
Philippines 0.0%
Philippine Government International Bond
01/15/2032	6.375%	400,000	495,169
10/23/2034	6.375%	275,000	348,611
Power Sector Assets & Liabilities Management Corp.(a)
05/27/2019	7.250%	100,000	105,028
Total			948,808
Poland 0.0%
Poland Government International Bond
03/17/2023	3.000%	300,000	296,644
Qatar 0.0%
Nakilat, Inc.(a)
12/31/2033	6.067%	1,164,000	1,305,545
QNB Finance Ltd.(a)
10/31/2018	2.750%	200,000	199,801
Ras Laffan Liquefied Natural Gas Co., Ltd. II(a)
09/30/2020	5.298%	534,148	548,837
Total			2,054,183
Romania 0.0%
Romanian Government International Bond(a)
08/22/2023	4.375%	150,000	154,926

The accompanying Notes to Financial Statements are an integral part of this statement.
Multi-Manager Total Return Bond Strategies Fund | Semiannual Report 2018	37

Portfolio of Investments  (continued)
February 28, 2018 (Unaudited)
Foreign Government Obligations(m) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Russian Federation 0.0%
Gazprom OAO Via Gaz Capital SA(a)
04/28/2034	8.625%	200,000	267,750
Russian Agricultural Bank OJSC Via RSHB Capital SA(a)
07/25/2018	5.100%	200,000	201,520
Russian Foreign Bond - Eurobond(a)
04/04/2022	4.500%	1,000,000	1,041,037
09/16/2023	4.875%	200,000	212,740
04/04/2042	5.625%	800,000	884,649
Total			2,607,696
South Africa 0.1%
South Africa Government International Bond
01/17/2024	4.665%	700,000	708,858
09/16/2025	5.875%	2,385,000	2,560,932
Total			3,269,790
South Korea 0.0%
Export-Import Bank of Korea
12/30/2020	2.625%	400,000	394,716
Korea Development Bank (The)
03/11/2020	2.500%	300,000	296,819
09/14/2022	3.000%	200,000	196,642
Total			888,177
Turkey 0.1%
Turkey Government International Bond
03/30/2021	5.625%	3,400,000	3,536,717
03/23/2023	3.250%	950,000	886,127
Total			4,422,844
United Arab Emirates 0.0%
DP World Ltd.(a)
07/02/2037	6.850%	300,000	366,985
Uruguay 0.0%
Uruguay Government International Bond
10/27/2027	4.375%	850,000	882,376
06/18/2050	5.100%	200,000	208,542
Total			1,090,918
Virgin Islands 0.0%
CNPC General Capital Ltd.(a)
11/25/2019	2.700%	300,000	298,363
Franshion Brilliant Ltd.(a)
03/19/2019	5.750%	400,000	409,389
Sinochem Offshore Capital Co., Ltd.(a)
04/29/2019	3.250%	200,000	200,483
Foreign Government Obligations(m) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Sinopec Group Overseas Development Ltd.(a)
04/28/2025	3.250%	400,000	384,298
04/28/2025	3.250%	300,000	288,224
Total			1,580,757
Total Foreign Government Obligations (Cost $175,292,550)			174,097,369

Inflation-Indexed Bonds 0.1%

United States 0.1%
U.S. Treasury Inflation-Indexed Bond
02/15/2047	0.875%	9,998,135	9,720,443
Total Inflation-Indexed Bonds (Cost $10,053,864)			9,720,443

Municipal Bonds 0.5%
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Higher Education 0.1%
University of California
Refunding Revenue Bonds
Taxable General
Series 2017AX
07/01/2025	3.063%	5,700,000	5,643,798
University of Texas System (The)
Revenue Bonds
Taxable Permanent University Fund
Series 2017
07/01/2047	3.376%	3,025,000	2,793,315
University of Virginia
Revenue Bonds
Taxable
Series 2017C
09/01/2117	4.179%	725,000	701,380
Total			9,138,493
Local General Obligation 0.1%
City of New York
Unlimited General Obligation Bonds
Series 2010 (BAM)
03/01/2036	5.968%	3,100,000	3,910,774
Los Angeles Unified School District
Unlimited General Obligation Bonds
Taxable Build America Bonds
Series 2009
07/01/2034	5.750%	2,685,000	3,293,609
Total			7,204,383

The accompanying Notes to Financial Statements are an integral part of this statement.
38	Multi-Manager Total Return Bond Strategies Fund | Semiannual Report 2018

Portfolio of Investments  (continued)
February 28, 2018 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Municipal Power 0.0%
Los Angeles Department of Water & Power System
Revenue Bonds
Series 2010 (BAM)
07/01/2045	6.574%	1,595,000	2,265,458
Special Non Property Tax 0.0%
State of Illinois
Revenue Bonds
Taxable Sales Tax
Series 2013
06/15/2028	3.350%	2,500,000	2,469,750
Special Property Tax 0.1%
New York State Urban Development Corp.
Revenue Bonds
Taxable State Personal Income Tax
Series 2013
03/15/2022	3.200%	2,650,000	2,673,850
San Jose Redevelopment Agency Successor Agency
Refunding Tax Allocation Bonds
Series 2017A-T
08/01/2025	3.076%	3,200,000	3,155,616
Total			5,829,466
State General Obligation 0.1%
Commonwealth of Massachusetts
Limited General Obligation Bonds
Series 2016G
09/01/2046	3.000%	4,200,000	3,640,602
State of California
Unlimited General Obligation Bonds
Build America Bonds
Series 2010
03/01/2040	7.625%	800,000	1,201,872
Taxable-Various Purpose
Series 2010
03/01/2019	6.200%	2,700,000	2,798,658
Total			7,641,132
Turnpike / Bridge / Toll Road 0.1%
Bay Area Toll Authority
Revenue Bonds
Series 2009 (BAM)
04/01/2049	6.263%	1,920,000	2,658,086
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Pennsylvania Turnpike Commission
Revenue Bonds
Build America Bonds
Series 2009
12/01/2039	6.105%	1,620,000	2,096,345
Total			4,754,431
Total Municipal Bonds (Cost $39,726,172)			39,303,113

Residential Mortgage-Backed Securities - Agency 19.5%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Federal Home Loan Mortgage Corp.
04/01/2021	9.000%	222	224
03/01/2022- 08/01/2022	8.500%	4,939	5,241
08/01/2024- 02/01/2025	8.000%	23,585	25,514
10/01/2028- 07/01/2032	7.000%	305,908	342,572
03/01/2031- 12/01/2047	3.000%	78,406,962	76,146,133
10/01/2031- 07/01/2037	6.000%	928,525	1,055,810
12/01/2031	2.500%	8,685,878	8,473,051
04/01/2033- 09/01/2039	5.500%	1,748,626	1,929,016
10/01/2039- 05/01/2041	5.000%	837,714	904,831
09/01/2040- 05/01/2047	4.000%	13,582,817	14,041,755
09/01/2040- 07/01/2041	4.500%	2,850,687	3,009,119
08/01/2045- 04/01/2047	3.500%	67,191,498	67,354,550
CMO Series 3071 Class ZP
11/15/2035	5.500%	5,914,858	6,820,756
CMO Series 3741 Class PD
10/15/2040	4.000%	1,855,000	1,891,898
CMO Series 3809 Class HZ
02/15/2041	4.000%	2,332,207	2,387,910
CMO Series 3928 Class MB
09/15/2041	4.500%	2,435,000	2,534,095
CMO Series 4013 Class PL
03/15/2042	3.500%	1,281,000	1,252,326
CMO Series 4034 Class PB
04/15/2042	4.500%	730,566	783,228
CMO Series 4059 Class DY
06/15/2042	3.500%	5,074,000	4,986,833
CMO Series 4247 Class AY
09/15/2043	4.500%	1,500,000	1,608,354

The accompanying Notes to Financial Statements are an integral part of this statement.
Multi-Manager Total Return Bond Strategies Fund | Semiannual Report 2018	39

Portfolio of Investments  (continued)
February 28, 2018 (Unaudited)
Residential Mortgage-Backed Securities - Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 4396 Class PZ
06/15/2037	3.000%	683,050	602,096
CMO Series 4421 Class PB
12/15/2044	4.000%	5,941,237	6,000,339
CMO Series 4496 Class PZ
07/15/2045	2.500%	611,186	496,259
CMO Series 4627 Class PL
10/15/2046	3.000%	2,541,000	2,368,424
CMO Series 4745 Class VD
01/15/2040	4.000%	5,493,630	5,726,336
Federal Home Loan Mortgage Corp.(f)
12/01/2047- 01/01/2048	3.500%	26,969,988	27,098,956
Federal Home Loan Mortgage Corp.(d)
03/13/2048	3.500%	14,230,000	14,212,042
Federal Home Loan Mortgage Corp.(b)
CMO Series 1486 Class FA
1-month USD LIBOR + 1.300% 04/15/2023	2.888%	423,545	431,026
CMO Series 2380 Class F
1-month USD LIBOR + 0.450% 11/15/2031	2.038%	373,053	374,009
CMO Series 2557 Class FG
1-month USD LIBOR + 0.400% 01/15/2033	1.988%	837,795	835,708
CMO Series 2962 Class PF
1-month USD LIBOR + 0.250% 03/15/2035	1.838%	437,686	437,978
CMO Series 2981 Class FU
1-month USD LIBOR + 0.200% 05/15/2030	1.788%	601,481	597,487
CMO Series 3065 Class EB
1-month USD LIBOR + 19.890% 11/15/2035	15.128%	885,776	1,144,229
CMO Series 3081 Class GC
1-month USD LIBOR + 23.833% 12/15/2035	18.013%	1,308,512	1,854,783
CMO Series 3085 Class FV
1-month USD LIBOR + 0.700% 08/15/2035	2.288%	1,428,864	1,454,132
CMO Series 3135 Class FC
1-month USD LIBOR + 0.300% 04/15/2026	1.888%	1,202,835	1,203,521
CMO Series 3564 Class FC
1-month USD LIBOR + 1.250% 01/15/2037	2.825%	737,564	743,043
CMO Series 3785 Class LS
1-month USD LIBOR + 9.900% 01/15/2041	6.725%	2,032,007	2,080,567
Residential Mortgage-Backed Securities - Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 3852 Class QN
1-month USD LIBOR + 27.211% 05/15/2041	5.500%	87,631	88,821
CMO Series 3973 Class FP
1-month USD LIBOR + 0.300% 12/15/2026	1.888%	1,161,033	1,162,464
CMO Series 4048 Class FJ
1-month USD LIBOR + 0.400% 07/15/2037	1.968%	731,519	719,470
CMO Series 4203 Class QF
1-month USD LIBOR + 0.250% 05/15/2043	1.838%	6,243,043	6,239,529
CMO Series 4238 Class FD
1-month USD LIBOR + 0.300% 02/15/2042	1.888%	2,980,361	2,975,009
CMO Series 4311 Class PF
1-month USD LIBOR + 0.350% 06/15/2042	1.938%	525,055	526,548
CMO Series 4364 Class FE
1-month USD LIBOR + 0.300% 12/15/2039	1.888%	678,734	675,371
Federal Home Loan Mortgage Corp.(b),(h)
CMO Series 3404 Class AS
1-month USD LIBOR + 5.895% 01/15/2038	4.308%	4,291,047	575,888
Federal Home Loan Mortgage Corp.(g),(h)
CMO Series 3833 Class LI
10/15/2040	1.530%	23,165,871	1,362,591
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates(g),(h)
CMO Series K051 Class X1
09/25/2025	0.550%	19,067,687	664,787
CMO Series K058 Class X1
08/25/2026	0.930%	2,479,849	162,944
CMO Series KW02 Class X1
12/25/2026	0.317%	11,735,365	221,632
Federal National Mortgage Association
04/01/2023	8.500%	1,009	1,016
06/01/2024	9.000%	3,845	4,058
02/01/2025- 08/01/2027	8.000%	42,978	47,517
03/01/2026- 07/01/2038	7.000%	957,397	1,091,740
02/01/2027- 02/01/2057	3.000%	132,231,194	128,836,533
04/01/2027- 06/01/2032	7.500%	83,764	92,869
05/01/2029- 10/01/2040	6.000%	3,226,554	3,633,320
01/01/2031- 11/01/2046	2.500%	6,764,804	6,505,809

The accompanying Notes to Financial Statements are an integral part of this statement.
40	Multi-Manager Total Return Bond Strategies Fund | Semiannual Report 2018

Portfolio of Investments  (continued)
February 28, 2018 (Unaudited)
Residential Mortgage-Backed Securities - Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
03/01/2033- 04/01/2041	5.500%	1,557,392	1,727,975
10/01/2033- 02/01/2048	3.500%	210,409,557	210,758,567
07/01/2039- 10/01/2041	5.000%	5,959,656	6,440,807
10/01/2040- 04/01/2047	4.500%	34,036,950	35,743,882
02/01/2041- 07/01/2047	4.000%	136,578,019	140,677,224
CMO Series 2003-82 Class Z
08/25/2033	5.500%	221,642	238,696
CMO Series 2009-100 Class PL
12/25/2039	5.000%	770,652	845,663
CMO Series 2009-111 Class DA
12/25/2039	5.000%	215,290	221,678
CMO Series 2010-81 Class PB
08/25/2040	5.000%	829,499	879,388
CMO Series 2012-103 Class PY
09/25/2042	3.000%	1,000,000	909,099
CMO Series 2013-15 Class BL
03/25/2043	2.500%	2,323,879	1,922,010
CMO Series 2013-17 Class JP
03/25/2043	3.000%	650,000	596,077
CMO Series 2013-66 Class AP
05/25/2043	6.000%	1,539,739	1,805,655
CMO Series 2015-18 Class NB
04/25/2045	3.000%	2,002,796	1,827,759
CMO Series 2016-25 Class LB
05/25/2046	3.000%	3,000,000	2,739,167
CMO Series 2017-107 Class JM
01/25/2048	3.000%	6,445,481	5,923,155
CMO Series 2017-82 Class ML
10/25/2047	4.000%	546,948	556,550
CMO Series 2017-82 Class PL
10/25/2047	3.000%	1,062,000	984,305
CMO Series 2017-89 Class CY
11/25/2047	3.000%	2,377,511	2,169,456
Federal National Mortgage Association(d)
03/15/2033	3.000%	3,000,000	2,986,523
04/12/2047- 03/13/2048	3.500%	82,545,000	82,294,552
04/12/2047	4.000%	95,325,000	97,475,399
03/13/2048	4.500%	51,435,000	53,843,202
Federal National Mortgage Association(b)
6-month USD LIBOR + 0.01445 04/01/2034	3.017%	188,207	193,343
Residential Mortgage-Backed Securities - Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 2002-59 Class HF
1-month USD LIBOR + 0.350% 08/17/2032	1.940%	371,604	371,726
CMO Series 2003-134 Class FC
1-month USD LIBOR + 0.600% 12/25/2032	2.221%	2,254,795	2,287,786
CMO Series 2004-93 Class FC
1-month USD LIBOR + 0.200% 12/25/2034	1.821%	1,414,115	1,405,544
CMO Series 2006-71 Class SH
1-month USD LIBOR + 15.738% 05/25/2035	11.487%	263,049	338,860
CMO Series 2007-90 Class F
1-month USD LIBOR + 0.490% 09/25/2037	2.111%	862,128	860,439
CMO Series 2007-W7 Class 1A4
1-month USD LIBOR + 39.180% 07/25/2037	29.456%	146,974	192,941
CMO Series 2008-15 Class AS
1-month USD LIBOR + 33.000% 08/25/2036	24.897%	709,483	1,093,301
CMO Series 2010-135 Class FD
1-month USD LIBOR + 0.500% 06/25/2039	2.121%	2,563,534	2,578,225
CMO Series 2010-142 Class HS
1-month USD LIBOR + 10.000% 12/25/2040	6.851%	1,124,387	1,054,154
CMO Series 2010-150 Class FL
1-month USD LIBOR + 0.550% 10/25/2040	2.171%	734,662	739,145
CMO Series 2010-74 Class WF
1-month USD LIBOR + 0.600% 07/25/2034	2.221%	1,203,673	1,204,313
CMO Series 2010-86 Class FE
1-month USD LIBOR + 0.450% 08/25/2025	2.071%	1,207,004	1,207,870
CMO Series 2011-99 Class KF
1-month USD LIBOR + 0.300% 10/25/2026	1.921%	1,211,483	1,210,737
CMO Series 2012-1 Class FA
1-month USD LIBOR + 0.500% 02/25/2042	2.121%	2,785,719	2,810,743
CMO Series 2012-115 Class MT
1-month USD LIBOR + 13.500% 10/25/2042	4.500%	2,050,105	1,747,341
CMO Series 2012-14 Class FB
1-month USD LIBOR + 0.450% 08/25/2037	2.071%	318,721	320,079

The accompanying Notes to Financial Statements are an integral part of this statement.
Multi-Manager Total Return Bond Strategies Fund | Semiannual Report 2018	41

Portfolio of Investments  (continued)
February 28, 2018 (Unaudited)
Residential Mortgage-Backed Securities - Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 2012-47 Class HF
1-month USD LIBOR + 0.400% 05/25/2027	2.021%	1,815,374	1,826,541
CMO Series 2012-73 Class LF
1-month USD LIBOR + 0.450% 06/25/2039	2.071%	2,166,182	2,161,718
CMO Series 2016-32 Class GT
1-month USD LIBOR + 18.000% 01/25/2043	4.500%	1,928,491	1,757,265
CMO Series 2017-82 Class FG
1-month USD LIBOR + 0.250% 11/25/2032	1.871%	2,760,584	2,763,117
Federal National Mortgage Association(f)
07/01/2047- 12/01/2047	3.500%	35,207,651	35,192,132
Federal National Mortgage Association(b),(h)
CMO Series 2006-43 Class SJ
1-month USD LIBOR + 6.590% 06/25/2036	4.969%	2,213,472	323,473
CMO Series 2009-87 Class NS
1-month USD LIBOR + 6.250% 11/25/2039	4.629%	11,720,229	1,660,331
CMO Series 2011-47 Class GS
1-month USD LIBOR + 5.930% 06/25/2041	4.309%	14,906,059	1,886,736
CMO Series 2016-19 Class SA
1-month USD LIBOR + 6.100% 04/25/2046	4.479%	14,315,338	1,930,057
CMO Series 2016-32 Class SA
1-month USD LIBOR + 6.100% 10/25/2034	4.479%	6,625,781	892,330
CMO Series 2016-60 Class SE
1-month USD LIBOR + 6.250% 09/25/2046	4.629%	18,205,366	2,605,385
CMO Series 2016-82 Class SG
1-month USD LIBOR + 6.100% 11/25/2046	4.479%	22,870,903	3,261,482
CMO Series 2016-93 Class SL
1-month USD LIBOR + 6.650% 12/25/2046	5.029%	11,813,469	1,817,091
Federal National Mortgage Association(g)
CMO Series 2016-32 Class TG
01/25/2043	4.500%	1,802,411	1,631,905
CMO Series 2016-40 Class GA
07/25/2046	3.532%	4,295,326	4,504,151
Federal National Mortgage Association(n)
CMO Series G93-28 Class E
07/25/2022	0.000%	223,519	212,723
Residential Mortgage-Backed Securities - Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Government National Mortgage Association
05/15/2040- 09/20/2047	5.000%	12,628,175	13,304,338
05/20/2041- 02/20/2047	4.500%	8,512,862	8,904,689
02/15/2042- 11/20/2047	4.000%	15,167,974	15,599,850
03/20/2046- 04/20/2047	3.500%	40,348,497	40,629,270
12/20/2046- 01/20/2048	3.000%	32,654,853	31,953,635
12/20/2060	4.293%	29,662	29,699
01/20/2061	5.304%	61,446	63,141
04/20/2061	4.359%	83,617	84,272
01/20/2062	4.637%	43,744	44,474
03/20/2062	4.560%	147,934	150,776
05/20/2062	4.136%	1,605,237	1,637,248
05/20/2062	4.472%	131,696	134,386
05/20/2062	4.496%	177,256	180,642
06/20/2062	4.566%	121,576	124,072
07/20/2062	4.610%	84,679	86,528
08/20/2062	4.479%	163,160	166,755
08/20/2062- 03/20/2063	4.520%	1,664,671	1,702,359
08/20/2062	4.542%	781,729	798,293
09/20/2062	4.495%	524,990	537,357
09/20/2062- 04/20/2063	4.513%	1,255,801	1,285,870
10/20/2062	4.457%	50,149	51,378
10/20/2062	4.478%	1,674,558	1,709,169
11/20/2062	4.619%	444,653	455,563
11/20/2062	4.643%	1,339,442	1,372,711
12/20/2062	4.606%	1,555,697	1,591,562
02/20/2063	4.287%	220,097	226,417
02/20/2063	4.288%	414,798	424,873
02/20/2063	4.444%	970,321	996,089
02/20/2063	4.589%	189,625	194,649
03/20/2063	4.569%	491,244	505,648
04/20/2063	4.183%	1,487,412	1,529,589
04/20/2063	4.422%	1,422,541	1,463,587
04/20/2063- 01/20/2066	4.532%	2,958,567	3,147,914
04/20/2063	4.835%	10,524	10,671
05/20/2063	4.389%	1,585,075	1,632,005
05/20/2063	4.449%	2,087,820	2,151,657
06/20/2063	4.408%	816,681	841,272
06/20/2063	4.409%	4,260,919	4,396,083
06/20/2063- 02/20/2066	4.541%	3,702,012	3,909,858
06/20/2063	4.604%	2,794,365	2,881,860
01/20/2064	4.644%	390,409	409,680
01/20/2064	4.662%	64,880	66,237
02/20/2064- 08/20/2067	4.618%	1,285,415	1,363,561
05/20/2064	4.665%	344,524	366,113
06/20/2064	4.106%	490,211	511,473
12/20/2064	4.508%	1,092,716	1,119,218

The accompanying Notes to Financial Statements are an integral part of this statement.
42	Multi-Manager Total Return Bond Strategies Fund | Semiannual Report 2018

Portfolio of Investments  (continued)
February 28, 2018 (Unaudited)
Residential Mortgage-Backed Securities - Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
12/20/2064	4.624%	4,104,696	4,371,192
02/20/2065	4.572%	319,555	339,351
01/20/2066	4.547%	757,116	807,487
01/20/2066	4.581%	1,038,040	1,106,150
02/20/2066	4.492%	3,587,450	3,828,931
04/20/2066	4.575%	2,485,650	2,657,443
07/20/2066	4.646%	541,766	574,399
08/20/2066- 08/20/2067	4.615%	3,449,616	3,730,640
12/20/2066	4.437%	498,342	532,377
12/20/2066	4.538%	636,026	681,604
12/20/2066	4.565%	2,088,311	2,215,441
01/20/2067	4.605%	419,740	445,153
04/20/2067	4.534%	2,669,926	2,864,858
04/20/2067	4.567%	484,943	513,376
06/20/2067	4.441%	1,903,635	2,034,483
06/20/2067	4.622%	785,698	851,618
08/20/2067	4.668%	1,129,278	1,226,191
CMO Series 2011-22 Class PL
02/20/2041	5.000%	1,935,000	2,117,411
CMO Series 2013-116 Class BY
08/16/2043	4.000%	3,648,396	3,749,689
CMO Series 2013-170 Class WZ
11/16/2043	3.000%	756,130	660,745
CMO Series 2013-H07 Class JA
03/20/2063	1.750%	763,259	752,192
Government National Mortgage Association(d)
03/20/2044	4.500%	33,865,000	35,203,199
03/20/2044	5.000%	5,500,000	5,776,784
03/20/2048	3.000%	45,000	43,976
03/20/2048	4.000%	15,000	15,389
Government National Mortgage Association(f)
09/20/2047	3.500%	59,950,947	60,358,908
Government National Mortgage Association(b)
1-year CMT + 0.01135 03/20/2066	2.755%	824,248	838,887
1-year CMT + 0.00696 04/20/2066	2.315%	885,916	895,738
CMO Series 2003-60 Class GS
1-month USD LIBOR + 12.417% 05/16/2033	9.770%	362,507	387,806
CMO Series 2004-26 Class XF
1-month USD LIBOR + 0.300% 04/16/2034	1.888%	204,014	204,045
CMO Series 2006-37 Class AS
1-month USD LIBOR + 39.660% 07/20/2036	30.098%	1,384,614	2,478,961
CMO Series 2010-H03 Class FA
1-month USD LIBOR + 0.550% 03/20/2060	2.114%	1,147,029	1,150,763
Residential Mortgage-Backed Securities - Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 2010-H26 Class LF
1-month USD LIBOR + 0.350% 08/20/2058	1.912%	422,025	418,706
CMO Series 2011-114 Class KF
1-month USD LIBOR + 0.450% 03/20/2041	2.044%	512,795	514,373
CMO Series 2011-H03 Class FA
1-month USD LIBOR + 0.500% 01/20/2061	2.062%	1,500,942	1,504,300
CMO Series 2012-H20 Class BA
1-month USD LIBOR + 0.560% 09/20/2062	2.122%	372,502	373,781
CMO Series 2012-H21 Class CF
1-month USD LIBOR + 0.700% 05/20/2061	2.262%	222,260	222,745
CMO Series 2012-H21 Class DF
1-month USD LIBOR + 0.650% 05/20/2061	2.212%	198,178	198,562
CMO Series 2012-H22 Class FD
1-month USD LIBOR + 0.470% 01/20/2061	2.032%	435,303	436,004
CMO Series 2012-H24 Class FD
1-month USD LIBOR + 0.590% 09/20/2062	2.152%	475,135	475,960
CMO Series 2013-115 Class EF
1-month USD LIBOR + 0.250% 04/16/2028	1.838%	704,972	703,116
CMO Series 2013-135 Class FH
1-month USD LIBOR + 0.150% 09/16/2043	1.738%	2,604,830	2,602,892
CMO Series 2013-H02 Class FD
1-month USD LIBOR + 0.340% 12/20/2062	1.902%	491,069	490,003
CMO Series 2013-H05 Class FB
1-month USD LIBOR + 0.400% 02/20/2062	1.962%	272,750	272,914
CMO Series 2013-H08 Class BF
1-month USD LIBOR + 0.400% 03/20/2063	1.962%	2,640,036	2,635,789
CMO Series 2013-H14 Class FD
1-month USD LIBOR + 0.470% 06/20/2063	2.032%	2,277,226	2,280,393
CMO Series 2013-H17 Class FA
1-month USD LIBOR + 0.550% 07/20/2063	2.112%	780,332	782,952
CMO Series 2013-H18 Class EA
1-month USD LIBOR + 0.500% 07/20/2063	2.062%	778,235	779,755

The accompanying Notes to Financial Statements are an integral part of this statement.
Multi-Manager Total Return Bond Strategies Fund | Semiannual Report 2018	43

Portfolio of Investments  (continued)
February 28, 2018 (Unaudited)
Residential Mortgage-Backed Securities - Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 2013-H19 Class FC
1-month USD LIBOR + 0.600% 08/20/2063	2.162%	5,054,683	5,077,189
CMO Series 2015-H31 Class FT
1-month USD LIBOR + 0.650% 11/20/2065	2.212%	6,364,152	6,386,449
CMO Series 2016-H04 Class FG
1-month USD LIBOR + 0.700% 12/20/2061	2.262%	983,719	987,061
CMO Series 2016-H10 Class FJ
1-month USD LIBOR + 0.600% 04/20/2066	2.162%	8,553,837	8,567,596
CMO Series 2016-H13 Class FT
1-month USD LIBOR + 0.580% 05/20/2066	2.142%	9,029,594	9,052,852
CMO Series 2017-H03 Class FB
1-month USD LIBOR + 0.650% 06/20/2066	2.212%	6,519,561	6,550,713
CMO Series 2017-H19 Class FA
1-month USD LIBOR + 0.450% 08/20/2067	2.012%	25,436,337	25,575,629
Government National Mortgage Association(g)
CMO Series 2010-H17 Class XQ
07/20/2060	5.239%	1,263,339	1,294,046
CMO Series 2017-H04 Class DA
12/20/2066	4.669%	233,747	237,074
Series 2003-72 Class Z
11/16/2045	5.267%	650,973	679,814
Government National Mortgage Association(g),(h)
CMO Series 2014-150 Class IO
07/16/2056	0.775%	35,710,229	1,678,391
CMO Series 2014-H05 Class AI
02/20/2064	1.323%	6,880,762	520,152
CMO Series 2014-H14 Class BI
06/20/2064	1.615%	8,588,505	790,404
CMO Series 2014-H15 Class HI
05/20/2064	1.410%	11,367,851	817,488
CMO Series 2014-H20 Class HI
10/20/2064	1.179%	4,129,150	237,815
CMO Series 2015-163 Class IO
12/16/2057	0.797%	5,193,924	270,844
CMO Series 2015-189 Class IG
01/16/2057	0.931%	31,499,666	1,883,790
CMO Series 2015-30 Class IO
07/16/2056	1.028%	8,375,741	487,360
CMO Series 2015-32 Class IO
09/16/2049	0.872%	12,344,231	671,783
Residential Mortgage-Backed Securities - Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 2015-73 Class IO
11/16/2055	0.813%	8,690,168	449,556
CMO Series 2015-9 Class IO
02/16/2049	1.016%	26,854,799	1,460,087
CMO Series 2016-72 Class IO
12/16/2055	0.889%	17,917,375	1,124,729
Government National Mortgage Association(c),(g),(h)
CMO Series 2015-H22 Class BI
09/20/2065	1.755%	3,548,346	303,384
Total Residential Mortgage-Backed Securities - Agency (Cost $1,572,348,139)			1,540,369,969

Residential Mortgage-Backed Securities - Non-Agency 2.9%

Ajax Mortgage Loan Trust(a)
CMO Series 2017-A Class A
04/25/2057	3.470%	3,258,986	3,276,590
ASG Resecuritization Trust(a),(g)
CMO Series 2009-2 Class G70
05/24/2036	3.359%	796,941	795,583
CMO Series 2009-2 Class G75
05/24/2036	3.359%	1,925,000	1,916,548
Asset-Backed Securities Corp. Home Equity Loan Trust(b)
CMO Series 2006-HE1 Class A4
1-month USD LIBOR + 0.300% 01/25/2036	1.921%	3,230,000	3,130,291
Banc of America Funding Trust
CMO Series 2006-3 Class 4A14
03/25/2036	6.000%	1,468,779	1,506,317
CMO Series 2006-3 Class 5A3
03/25/2036	5.500%	1,224,815	1,164,533
Banc of America Funding Trust(o)
CMO Series 2006-D Class 3A1
05/20/2036	3.943%	1,899,483	1,728,355
Bayview Opportunity Master Fund IIIa Trust(a)
CMO Series 2017-RN7 Class A1
09/28/2032	3.105%	2,246,980	2,248,330
Bayview Opportunity Master Fund IIIb Trust(a)
CMO Series 2017-RN3 Class A1
05/28/2032	3.228%	709,706	710,093
Bayview Opportunity Master Fund IVA Trust(a)
CMO Series 2016-SPL1 Class A
04/28/2055	4.000%	2,958,566	3,003,008
Bayview Opportunity Master Fund IVb Trust(a)
CMO Series 2017-RPL1 Class A1
07/28/2032	3.105%	1,519,212	1,513,718
BCAP LLC Trust(a),(g)
CMO Series 2012-RR10 Class 9A1
10/26/2035	3.568%	63,343	63,581

The accompanying Notes to Financial Statements are an integral part of this statement.
44	Multi-Manager Total Return Bond Strategies Fund | Semiannual Report 2018

Portfolio of Investments  (continued)
February 28, 2018 (Unaudited)
Residential Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 2015-RR2 Class 23A1
03/28/2037	1.762%	778,355	776,840
BCAP LLC Trust(a)
CMO Series 2013-RR5 Class 1A1
10/26/2036	3.500%	109,527	109,359
CMO Series 2013-RR5 Class 3A1
09/26/2036	3.500%	289,715	289,158
Carrington Mortgage Loan Trust(b)
CMO Series 2006-NC3 Class A3
1-month USD LIBOR + 0.150% 08/25/2036	1.771%	3,800,000	3,184,922
CIM Trust(a),(b)
CMO Series 2017-3 Class A1
1-month USD LIBOR + 2.000% 01/25/2057	3.664%	6,400,431	6,531,635
CIM Trust(a)
CMO Series 2017-6 Class A1
06/25/2057	3.015%	16,569,047	16,166,401
Citicorp Mortgage Securities Trust
CMO Series 2007-8 Class 1A3
09/25/2037	6.000%	914,770	940,772
Citigroup Commercial Mortgage Trust(a),(g),(h)
CMO Series 2017-1500 Class XCP
07/15/2032	1.445%	153,533,000	2,911,032
Citigroup Mortgage Loan Trust, Inc.(a),(g)
CMO Series 2013-2 Class 1A1
11/25/2037	3.705%	200,005	200,693
CMO Series 2014-12 Class 3A1
10/25/2035	3.565%	1,768,255	1,781,266
CMO Series 2015-A Class A4
06/25/2058	4.250%	1,207,247	1,222,470
Countrywide Home Loan Mortgage Pass-Through Trust(g)
CMO Series 2007-HY5 Class 1A1
09/25/2047	3.804%	934,848	907,078
Credit Suisse Mortgage Capital Certificates(a),(g)
CMO Series 2009-14R Class 4A9
10/26/2035	3.568%	3,776,000	3,774,237
CMO Series 2011-12R Class 3A1
07/27/2036	3.116%	2,294,130	2,296,167
Credit Suisse Mortgage Capital Certificates(a),(b)
CMO Series 2016-RPL1 Class A1
1-month USD LIBOR + 3.150% 12/26/2046	4.725%	6,327,519	6,389,701
Credit-Based Asset Servicing & Securitization LLC(g)
CMO Series 2005-CB7 Class AF3
11/25/2035	3.812%	896,039	894,904
CMO Series 2007-CB1 Class AF3
01/25/2037	3.666%	4,414,090	2,150,326
Residential Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Downey Savings & Loan Association Mortgage Loan Trust(b)
CMO Series 2005-AR6 Class 2A1A
1-month USD LIBOR + 0.290% 10/19/2045	1.880%	2,225,386	2,206,841
CMO Series 2006-AR2 Class 2A1A
1-month USD LIBOR + 0.200% 10/19/2036	1.790%	2,980,184	2,686,770
First Franklin Mortgage Loan Trust(b)
CMO Series 2006-FF18 Class A2D
1-month USD LIBOR + 0.210% 12/25/2037	1.831%	3,147,198	2,329,251
CMO Series 2007-FF2 Class A2B
1-month USD LIBOR + 0.100% 03/25/2037	1.721%	5,340,057	3,491,906
First Horizon Mortgage Pass-Through Trust(g)
CMO Series 2007-AR1 Class 1A1
05/25/2037	3.605%	606,896	510,365
Freddie Mac Structured Agency Credit Risk Debt Notes(b)
CMO Series 2014-DN2 Class M2
1-month USD LIBOR + 1.650% 04/25/2024	3.271%	2,154,539	2,189,577
GreenPoint Mortgage Funding Trust(b)
CMO Series 2006-AR8 Class 1A2A
1-month USD LIBOR + 0.180% 01/25/2047	1.801%	10	10
GSAMP Trust(b)
CMO Series 2004-OPT Class M1
1-month USD LIBOR + 0.870% 11/25/2034	2.491%	2,005,847	2,002,094
CMO Series 2007-HE1 Class A1
1-month USD LIBOR + 0.140% 03/25/2047	1.761%	3,403,456	3,216,736
GSR Mortgage Loan Trust(g)
CMO Series 2006-AR2 Class 2A1
04/25/2036	3.526%	2,130,008	1,917,961
HarborView Mortgage Loan Trust(b)
CMO Series 2006-10 Class 1A1A
1-month USD LIBOR + 0.200% 11/19/2036	1.790%	10,089,464	8,955,628
CMO Series 2007-4 Class 2A1
1-month USD LIBOR + 0.220% 07/19/2047	1.810%	906,221	883,057
CMO Series 2007-6 Class 1A1A
1-month USD LIBOR + 0.200% 08/19/2037	1.790%	10,142,037	9,287,343
JPMorgan Alternative Loan Trust(b)
CMO Series 2007-S1 Class A1
1-month USD LIBOR + 0.280% 04/25/2047	1.901%	8,617,722	8,474,455

The accompanying Notes to Financial Statements are an integral part of this statement.
Multi-Manager Total Return Bond Strategies Fund | Semiannual Report 2018	45

Portfolio of Investments  (continued)
February 28, 2018 (Unaudited)
Residential Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
JPMorgan Mortgage Trust
CMO Series 2006-S2 Class 2A2
06/25/2021	5.875%	669,475	656,638
CMO Series 2007-S1 Class 1A2
03/25/2022	5.500%	249,296	265,717
JPMorgan Resecuritization Trust(a),(g)
CMO Series 2014-1 Class 1016
03/26/2036	3.707%	3,170,937	3,162,269
JPMorgan Resecuritization Trust(a)
CMO Series 2014-5 Class 6A
09/27/2036	4.000%	516,712	517,847
Legacy Mortgage Asset Trust(a)
CMO Series 2017-GS1 Class A1
01/25/2057	3.500%	4,698,477	4,661,456
Lehman XS Trust(b)
CMO Series 2005-4 Class 1A3
1-month USD LIBOR + 0.800% 10/25/2035	2.421%	1,549,374	1,529,664
CMO Series 2005-5N Class 3A1A
1-month USD LIBOR + 0.300% 11/25/2035	1.921%	3,477,965	3,335,525
CMO Series 2006-GP4 Class 1A1
1-month USD LIBOR + 0.205% 08/25/2046	1.826%	4,333,315	4,150,198
Long Beach Mortgage Loan Trust(b)
CMO Series 2005-1 Class M3
1-month USD LIBOR + 0.870% 02/25/2035	2.491%	5,726,025	5,763,681
MASTR Alternative Loan Trust
CMO Series 2004-12 Class 4A1
12/25/2034	5.500%	1,088,449	1,147,835
Mill City Mortgage Trust(a)
CMO Series 2016-1 Class A1
04/25/2057	2.500%	1,379,165	1,359,579
Morgan Stanley Mortgage Loan Trust(b)
CMO Series 2005-2AR Class A
1-month USD LIBOR + 0.260% 04/25/2035	1.881%	3,720,383	3,687,974
Morgan Stanley Re-Remic Trust(a),(g)
CMO Series 2010-R1 Class 2B
07/26/2035	3.610%	517,153	518,021
CMO Series 2013-R3 Class 10A
10/26/2035	3.568%	102,860	102,489
Morgan Stanley Resecuritization Trust(a),(g)
CMO Series 2013-R9 Class 2A
06/26/2046	3.632%	117,518	117,199
CMO Series 2013-R9 Class 4A
06/26/2046	3.380%	67,796	67,628
Residential Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
MortgageIT Trust(b)
CMO Series 2005-5 Class A1
1-month USD LIBOR + 0.260% 12/25/2035	2.141%	2,191,384	2,177,323
Nationstar Home Equity Loan Trust(b)
CMO Series 2007-B Class 2AV3
1-month USD LIBOR + 0.250% 04/25/2037	1.811%	6,736,996	6,713,350
Nomura Resecuritization Trust(a),(b)
CMO Series 2014-6R Class 3A1
1-month USD LIBOR + 0.260% 01/26/2036	1.821%	996,087	980,630
RALI Trust(g)
CMO Series 2005-QA4 Class A41
04/25/2035	3.902%	1,069,928	1,039,798
RALI Trust(g),(h)
CMO Series 2006-QS18 Class 1AV
12/25/2036	0.441%	55,581,863	789,601
CMO Series 2006-QS9 Class 1AV
07/25/2036	0.596%	25,602,203	546,271
CMO Series 2007-QS1 Class 2AV
01/25/2037	0.177%	53,957,624	314,136
Residential Asset Mortgage Products Trust(b)
CMO Series 2006-RZ3 Class A3
1-month USD LIBOR + 0.290% 08/25/2036	1.911%	3,297,727	3,289,244
RFMSI Trust(g)
CMO Series 2005-SA5 Class 1A
11/25/2035	3.652%	2,110,873	1,739,892
CMO Series 2006-SA4 Class 2A1
11/25/2036	4.721%	575,380	547,134
Securitized Asset-Backed Receivables LLC Trust(b)
Subordinated, CMO Series 2006-OP1 Class M2
1-month USD LIBOR + 0.390% 10/25/2035	2.011%	6,421,000	6,433,113
Structured Adjustable Rate Mortgage Loan Trust(g)
CMO Series 2004-20 Class 1A2
01/25/2035	3.530%	1,243,808	1,219,250
CMO Series 2006-5 Class 1A1
06/25/2036	3.748%	2,217,664	2,227,303
Structured Asset Securities Corp. Mortgage Loan Trust(a),(b)
CMO Series 2006-GEL4 Class A3
1-month USD LIBOR + 0.300% 10/25/2036	1.921%	5,559,159	5,487,681
Towd Point Mortgage Trust(a),(g)
CMO Series 2017-6 Class A1
10/25/2057	2.750%	7,405,442	7,322,841
Vericrest Opportunity Loan Transferee LVII LLC(a)
CMO Series 2017-NPL4 Class A1
04/25/2047	3.375%	570,126	569,844

The accompanying Notes to Financial Statements are an integral part of this statement.
46	Multi-Manager Total Return Bond Strategies Fund | Semiannual Report 2018

Portfolio of Investments  (continued)
February 28, 2018 (Unaudited)
Residential Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Vericrest Opportunity Loan Transferee LX LLC(a)
CMO Series 2017-NPL7 Class A1
04/25/2059	3.250%	723,652	724,047
Vericrest Opportunity Loan Transferee LXII LLC(a)
CMO Series 2017-NPL9 Class A1
09/25/2047	3.125%	1,768,859	1,769,508
Vericrest Opportunity Loan Transferee LXIII LLC(a)
CMO Series 2017-NP10 Class A1
10/25/2047	3.000%	3,200,000	3,174,496
WaMu Asset-Backed Certificates(b)
CMO Series 2007-HE1 Class 2A3
1-month USD LIBOR + 0.150% 01/25/2037	1.771%	4,946,166	3,077,046
WaMu Mortgage Pass-Through Certificates Trust(g)
CMO Series 2003-AR8 Class A
08/25/2033	3.217%	769,695	779,674
CMO Series 2007-HY1 Class 3A3
02/25/2037	3.290%	5,616,519	5,375,304
CMO Series 2007-HY3 Class 1A1
03/25/2037	2.928%	874,974	780,584
WaMu Mortgage Pass-Through Certificates Trust(b)
CMO Series 2005-AR11 Class A1A
1-month USD LIBOR + 0.320% 08/25/2045	1.941%	2,047,084	2,045,373
CMO Series 2005-AR17 Class A1A1
1-month USD LIBOR + 0.270% 12/25/2045	1.891%	5,125,453	5,029,961
CMO Series 2005-AR2 Class 2A1A
1-month USD LIBOR + 0.310% 01/25/2045	2.241%	2,121,949	2,107,991
CMO Series 2005-AR8 Class 2A1A
1-month USD LIBOR + 0.290% 07/25/2045	2.201%	1,706,196	1,680,821
CMO Series 2005-AR9 Class A1A
1-month USD LIBOR + 0.640% 07/25/2045	2.261%	1,535,884	1,530,034
CMO Series 2006-AR4 Class 1A1A
1-year MTA + 0.940% 05/25/2046	2.222%	3,080,825	3,065,940
CMO Series 2006-AR5 Class A12A
1-year MTA + 0.980% 06/25/2046	2.262%	938,129	944,097
CMO Series 2007-OC2 Class A3
1-month USD LIBOR + 0.310% 06/25/2037	1.931%	3,928,450	3,556,407
Total Residential Mortgage-Backed Securities - Non-Agency (Cost $213,349,826)			227,818,316

Senior Loans 0.1%
Borrower	Weighted Average Coupon	Principal Amount ($)	Value ($)
Electric 0.0%
Power Buyer LLC(b),(p)
1st Lien Term Loan
3-month USD LIBOR + 3.250% 07/10/2020	5.193%	1,345,925	1,345,926
Vistra Operations Co. LLC(b),(p)
Term Loan
3-month USD LIBOR + 2.500% 08/04/2023	4.148%	129,609	130,280
Tranche C Term Loan
3-month USD LIBOR + 2.500% 07/12/2024	5.484%	22,968	23,087
Total			1,499,293
Environmental 0.0%
STI Infrastructure SARL(b),(c),(p)
Term Loan
3-month USD LIBOR + 5.250% 06/30/2023	4.898%	673,372	634,653
Gaming 0.0%
Twin River Management Group, Inc.(b),(p)
Term Loan
3-month USD LIBOR + 4.250% 08/04/2023	4.148%	1,178,019	1,188,327
Integrated Energy 0.0%
Power Buyer LLC(b),(f),(p)
1st Lien Term Loan
3-month USD LIBOR + 3.250% 05/06/2020	4.943%	1,500,000	1,500,000
Oil Field Services 0.0%
EMG Utica LLC(b),(p)
Term Loan
3-month USD LIBOR + 3.750% 07/08/2022	3.871%	770,224	773,112
Other Industry 0.0%
EIF Channelview Cogeneration LLC(b),(p)
Term Loan
3-month USD LIBOR + 3.250% 05/06/2020	4.943%	715,000	698,913
Packaging 0.0%
Reynolds Group Holdings, Inc.(b),(p)
Term Loan
3-month USD LIBOR + 3.000% 05/06/2021	7.193%	577,702	580,232

The accompanying Notes to Financial Statements are an integral part of this statement.
Multi-Manager Total Return Bond Strategies Fund | Semiannual Report 2018	47

Portfolio of Investments  (continued)
February 28, 2018 (Unaudited)
Senior Loans (continued)
Borrower	Weighted Average Coupon	Principal Amount ($)	Value ($)
Technology 0.1%
BMC Software Finance, Inc.(b),(p)
Tranche B2 Term Loan
3-month USD LIBOR + 3.250% 02/02/2024	4.898%	428,417	429,436
Dell International LLC(b),(p)
Tranche A3 Term Loan
3-month USD LIBOR + 1.500% 07/08/2022	3.150%	2,290,986	2,290,024
First Data Corp.(b),(p)
Term Loan
3-month USD LIBOR + 2.250% 12/18/2020	4.398%	1,374,288	1,376,473
Total			4,095,933
Total Senior Loans (Cost $10,990,385)			10,970,463

Treasury Bills 0.0%
Issuer	Effective Yield	Principal Amount ($)	Value ($)
Spain 0.0%
Instituto de Credito Oficial(a)
09/14/2018	2.470%	1,900,000	1,891,450
United States 0.0%
U.S. Treasury Bills(q)
06/14/2018	1.650%	1,503,000	1,495,845
Total Treasury Bills (Cost $3,396,184)			3,387,295

U.S. Government & Agency Obligations 2.3%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Federal Home Loan Banks Discount Notes
05/23/2018	0.000%	129,490,000	128,969,709
06/12/2018	0.000%	12,065,000	12,005,785
06/15/2018	0.000%	27,220,000	27,083,383
Federal Home Loan Mortgage Corp.
12/11/2025	0.000%	5,000,000	3,903,225
Federal National Mortgage Association(l)
STRIPS
05/15/2030	0.000%	1,000,000	659,761
Residual Funding Corp.(l)
STRIPS
01/15/2030	0.000%	7,351,000	4,844,294
Total U.S. Government & Agency Obligations (Cost $177,944,330)			177,466,157

U.S. Treasury Obligations 15.7%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
U.S. Treasury
12/31/2019	1.875%	17,955,000	17,836,469
02/29/2020	2.250%	50,195,000	50,185,827
08/15/2020	1.500%	26,280,000	25,752,388
09/30/2021	2.125%	10,000,000	9,862,148
09/30/2022	1.875%	35,835,000	34,670,826
10/31/2022	2.000%	41,124,800	39,975,788
11/30/2022	2.000%	32,215,000	31,301,543
12/31/2022	2.125%	136,085,000	132,875,294
01/31/2023	2.375%	180,330,000	178,054,349
02/28/2023	2.625%	64,830,000	64,761,457
05/15/2023	1.750%	2,360,000	2,253,874
10/31/2024	2.250%	23,324,000	22,557,591
05/15/2025	2.125%	20,725,000	19,789,327
11/15/2027	2.250%	126,570,000	119,757,474
02/15/2028	2.750%	15,910,000	15,748,201
02/15/2031	5.375%	11,315,000	14,310,025
05/15/2039	4.250%	75,440,000	89,624,519
05/15/2041	4.375%	6,088,000	7,394,626
11/15/2041	3.125%	21,135,000	21,253,081
02/15/2043	3.125%	980,000	982,743
05/15/2043	2.875%	2,935,000	2,812,806
08/15/2043	3.625%	3,835,000	4,178,869
11/15/2043	3.750%	2,535,000	2,818,434
08/15/2045	2.875%	2,000,000	1,906,862
05/15/2047	3.000%	39,746,400	38,741,807
11/15/2047	2.750%	69,315,000	64,225,735
02/15/2048	3.000%	131,285,000	128,059,188
U.S. Treasury(q)
08/15/2021	2.125%	24,600,000	24,287,006
08/31/2021	2.000%	12,100,000	11,890,102
04/30/2022	1.875%	10,450,000	10,153,644
11/15/2040	4.250%	8,165,000	9,732,813
05/15/2045	3.000%	24,715,000	24,151,468
U.S. Treasury(l)
STRIPS
05/15/2043	0.000%	18,157,000	8,260,726
11/15/2043	0.000%	7,025,000	3,138,474
02/15/2045	0.000%	19,275,000	8,267,168
Total U.S. Treasury Obligations (Cost $1,269,094,173)			1,241,572,652

Money Market Funds 4.4%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 1.544%(r),(s)	349,225,678	349,190,755
Total Money Market Funds (Cost $349,204,761)		349,190,755
Total Investments (Cost: $8,345,153,042)		8,245,410,177
Other Assets & Liabilities, Net		(343,273,944)
Net Assets		7,902,136,233

The accompanying Notes to Financial Statements are an integral part of this statement.
48	Multi-Manager Total Return Bond Strategies Fund | Semiannual Report 2018

Portfolio of Investments  (continued)
February 28, 2018 (Unaudited)
At February 28, 2018, securities and/or cash totaling $48,238,516 were pledged as collateral.
Investments in derivatives
Long futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
U.S. Long Bond	327	06/2018	USD	47,354,538	205,235	—
U.S. Treasury 10-Year Note	4,550	06/2018	USD	548,542,449	—	(339,111)
U.S. Treasury 2-Year Note	317	06/2018	USD	67,728,942	—	(54,182)
U.S. Treasury 2-Year Note	1,395	06/2018	USD	298,050,078	—	(60,916)
U.S. Treasury 5-Year Note	9,278	06/2018	USD	1,057,572,314	99,878	—
U.S. Treasury 5-Year Note	1,170	06/2018	USD	133,364,907	58,575	—
U.S. Treasury 5-Year Note	492	06/2018	USD	56,081,653	—	(101,096)
U.S. Treasury Ultra 10-Year Note	59	06/2018	USD	7,634,739	53,845	—
U.S. Ultra Bond	944	06/2018	USD	149,585,551	1,623,142	—
U.S. Ultra Bond	93	06/2018	USD	14,736,712	234,473	—
Total					2,275,148	(555,305)

Short futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
U.S. Treasury 2-Year Note	(2,033)	06/2018	USD	(434,362,587)	99,024	—
U.S. Treasury Ultra 10-Year Note	(432)	06/2018	USD	(55,901,815)	40,036	—
Total					139,060	—

Cleared interest rate swap contracts
Fund receives	Fund pays	Payment frequency	Counterparty	Maturity date	Notional currency	Notional amount	Value ($)	Upfront payments ($)	Upfront receipts ($)	Unrealized appreciation ($)	Unrealized depreciation ($)
3-Month USD LIBOR	Fixed rate of 1.391%	Receives Quarterly, Pays Semi annually	JPMorgan	03/30/2018	USD	892,500,000	(2,458,071)	—	—	—	(2,458,071)
1-Day Overnight Fed Funds Effective Rate	Fixed rate of 0.655%	Receives Annually, Pays Annually	JPMorgan	09/30/2018	USD	64,700,000	584,527	—	—	584,527	—
1-Day Overnight Fed Funds Effective Rate	Fixed rate of 1.253%	Receives Annually, Pays Annually	JPMorgan	10/07/2018	USD	37,880,000	128,412	—	—	128,412	—
1-Day Overnight Fed Funds Effective Rate	Fixed rate of 1.080%	Receives Annually, Pays Annually	JPMorgan	11/17/2018	USD	81,845,000	502,608	—	—	502,608	—
1-Day Overnight Fed Funds Effective Rate	Fixed rate of 0.911%	Receives Annually, Pays Annually	JPMorgan	11/18/2018	USD	203,045,000	1,387,060	—	—	1,387,060	—
1-Day Overnight Fed Funds Effective Rate	Fixed rate of 1.820%	Receives Annually, Pays Annually	JPMorgan	02/15/2019	USD	217,420,000	146,810	—	—	146,810	—
1-Day Overnight Fed Funds Effective Rate	Fixed rate of 1.431%	Receives Annually, Pays Annually	JPMorgan	03/31/2019	USD	67,286,000	281,726	—	—	281,726	—
1-Day Overnight Fed Funds Effective Rate	Fixed rate of 1.502%	Receives Annually, Pays Annually	JPMorgan	06/30/2019	USD	35,945,000	227,524	—	—	227,524	—
1-Day Overnight Fed Funds Effective Rate	Fixed rate of 1.840%	Receives Annually, Pays Annually	JPMorgan	12/31/2019	USD	169,135,000	926,680	—	—	926,680	—
1-Day Overnight Fed Funds Effective Rate	Fixed rate of 1.950%	Receives Annually, Pays Annually	JPMorgan	12/31/2019	USD	184,690,000	621,596	—	—	621,596	—
The accompanying Notes to Financial Statements are an integral part of this statement.
Multi-Manager Total Return Bond Strategies Fund | Semiannual Report 2018	49

Portfolio of Investments  (continued)
February 28, 2018 (Unaudited)
Cleared interest rate swap contracts (continued)
Fund receives	Fund pays	Payment frequency	Counterparty	Maturity date	Notional currency	Notional amount	Value ($)	Upfront payments ($)	Upfront receipts ($)	Unrealized appreciation ($)	Unrealized depreciation ($)
1-Day Overnight Fed Funds Effective Rate	Fixed rate of 2.107%	Receives Annually, Pays Annually	JPMorgan	12/31/2019	USD	199,650,000	166,627	—	—	166,627	—
1-Day Overnight Fed Funds Effective Rate	Fixed rate of 2.040%	Receives Annually, Pays Annually	JPMorgan	12/31/2019	USD	39,985,000	75,926	—	—	75,926	—
1-Day Overnight Fed Funds Effective Rate	Fixed rate of 2.353%	Receives Annually, Pays Annually	JPMorgan	05/31/2022	USD	38,295,000	31,293	—	—	31,293	—
3-Month USD LIBOR	Fixed rate of 1.476%	Receives Quarterly, Pays Semi annually	JPMorgan	12/31/2022	USD	146,365,000	4,062,936	—	—	4,062,936	—
3-Month USD LIBOR	Fixed rate of 2.167%	Receives Quarterly, Pays Semi annually	JPMorgan	02/15/2024	USD	42,560,000	1,654,287	—	—	1,654,287	—
3-Month USD LIBOR	Fixed rate of 2.151%	Receives Quarterly, Pays Semi annually	JPMorgan	02/15/2024	USD	6,690,000	232,757	—	—	232,757	—
3-Month USD LIBOR	Fixed rate of 2.115%	Receives Quarterly, Pays Semi annually	JPMorgan	02/15/2024	USD	3,420,000	125,789	—	—	125,789	—
3-Month USD LIBOR	Fixed rate of 1.956%	Receives Quarterly, Pays Semi annually	JPMorgan	05/15/2024	USD	69,165,000	2,778,310	—	—	2,778,310	—
3-Month USD LIBOR	Fixed rate of 2.170%	Receives Quarterly, Pays Semi annually	JPMorgan	08/15/2024	USD	140,200,000	4,761,567	—	—	4,761,567	—
3-Month USD LIBOR	Fixed rate of 2.176%	Receives Quarterly, Pays Semi annually	JPMorgan	08/15/2024	USD	41,140,000	1,351,811	—	—	1,351,811	—
3-Month USD LIBOR	Fixed rate of 2.168%	Receives Quarterly, Pays Semi annually	JPMorgan	08/15/2024	USD	15,675,000	583,250	—	—	583,250	—
3-Month USD LIBOR	Fixed rate of 2.334%	Receives Quarterly, Pays Semi annually	JPMorgan	11/15/2024	USD	165,925,000	4,308,264	—	—	4,308,264	—
1-Day Overnight Fed Funds Effective Rate	Fixed rate of 2.454%	Receives Annually, Pays Annually	JPMorgan	02/28/2025	USD	18,850,000	24,305	—	—	24,305	—
1-Day Overnight Fed Funds Effective Rate	Fixed rate of 2.454%	Receives Annually, Pays Annually	JPMorgan	02/28/2025	USD	22,400,000	(22,059)	—	—	—	(22,059)
1-Day Overnight Fed Funds Effective Rate	Fixed rate of 2.386%	Receives Annually, Pays Annually	JPMorgan	03/14/2025	USD	8,700,000	30,800	—	—	30,800	—
Fixed rate of 2.789%	3-Month USD LIBOR	Receives Semi annually,Pays Quarterly	JPMorgan	03/14/2025	USD	8,700,000	(18,964)	—	—	—	(18,964)
1-Day Overnight Fed Funds Effective Rate	Fixed rate of 1.824%	Receives Annually, Pays Annually	JPMorgan	02/15/2027	USD	14,238,000	597,352	—	—	597,352	—
1-Day Overnight Fed Funds Effective Rate	Fixed rate of 2.067%	Receives Annually, Pays Annually	JPMorgan	02/15/2027	USD	15,490,000	516,166	—	—	516,166	—
1-Day Overnight Fed Funds Effective Rate	Fixed rate of 1.965%	Receives Annually, Pays Annually	JPMorgan	02/15/2027	USD	8,075,000	331,864	—	—	331,864	—
3-Month USD LIBOR	Fixed rate of 2.309%	Receives Quarterly, Pays Semi annually	JPMorgan	05/08/2027	USD	8,490,000	331,261	—	—	331,261	—
1-Day Overnight Fed Funds Effective Rate	Fixed rate of 1.823%	Receives Annually, Pays Annually	JPMorgan	05/15/2027	USD	5,535,000	297,017	—	—	297,017	—
3-Month USD LIBOR	Fixed rate of 2.295%	Receives Quarterly, Pays Semi annually	JPMorgan	05/15/2027	USD	5,500,000	238,063	—	—	238,063	—
Fixed rate of 2.434%	3-Month USD LIBOR	Receives Semi annually, Pays Quarterly	JPMorgan	05/03/2032	USD	16,855,000	(900,005)	—	—	—	(900,005)
The accompanying Notes to Financial Statements are an integral part of this statement.
50	Multi-Manager Total Return Bond Strategies Fund | Semiannual Report 2018

Portfolio of Investments  (continued)
February 28, 2018 (Unaudited)
Cleared interest rate swap contracts (continued)
Fund receives	Fund pays	Payment frequency	Counterparty	Maturity date	Notional currency	Notional amount	Value ($)	Upfront payments ($)	Upfront receipts ($)	Unrealized appreciation ($)	Unrealized depreciation ($)
Fixed rate of 2.338%	3-Month USD LIBOR	Receives Semi annually, Pays Quarterly	JPMorgan	02/15/2036	USD	26,145,000	(2,177,211)	—	—	—	(2,177,211)
3-Month USD LIBOR	Fixed rate of 2.508%	Receives Quarterly, Pays Semi annually	JPMorgan	05/03/2037	USD	13,340,000	831,610	—	—	831,610	—
Fixed rate of 2.987%	3-Month USD LIBOR	Receives Semi annually,Pays Quarterly	JPMorgan	03/16/2038	USD	11,280,000	23,612	—	—	23,612	—
1-Day Overnight Fed Funds Effective Rate	Fixed rate of 1.369%	Receives Annually, Pays Annually	JPMorgan	02/15/2042	USD	4,280,000	918,820	—	—	918,820	—
Fixed rate of 2.527%	3-Month USD LIBOR	Receives Semi annually, Pays Quarterly	JPMorgan	10/04/2042	USD	5,410,000	(388,045)	—	—	—	(388,045)
1-Day Overnight Fed Funds Effective Rate	Fixed rate of 1.380%	Receives Annually, Pays Annually	JPMorgan	09/27/2046	USD	2,780,000	659,886	—	—	659,886	—
3-Month USD LIBOR	Fixed rate of 2.536%	Receives Quarterly, Pays Semi annually	JPMorgan	10/04/2047	USD	4,770,000	370,532	—	—	370,532	—
3-Month USD LIBOR	Fixed rate of 2.970%	Receives Quarterly, Pays Semi annually	JPMorgan	03/16/2048	USD	8,465,000	(32,352)	—	—	—	(32,352)
Total							24,114,341	—	—	30,111,048	(5,996,707)

Cleared credit default swap contracts - buy protection
Reference entity	Counterparty	Maturity date	Pay fixed rate (%)	Payment frequency	Notional currency	Notional amount	Value ($)	Upfront payments ($)	Upfront receipts ($)	Unrealized appreciation ($)	Unrealized depreciation ($)
Markit CDX North America High Yield Index, Series 29	Morgan Stanley	12/20/2022	5.000	Quarterly	USD	309,000,000	(5,787,196)	—	—	—	(5,787,196)
Notes to Portfolio of Investments
(a)	Represents privately placed and other securities and instruments exempt from SEC registration (collectively, private placements), such as Section 4(a)(2) and Rule 144A eligible securities, which are often sold only to qualified institutional buyers. The Fund may invest in private placements determined to be liquid as well as those determined to be illiquid. Private placements may be determined to be liquid under guidelines established by the Fund’s Board of Trustees. At February 28, 2018, the value of these securities amounted to $1,677,003,451, which represents 21.22% of net assets.
(b)	Variable rate security.
(c)	Valuation based on significant unobservable inputs.
(d)	Represents a security purchased on a when-issued basis.
(e)	Represents fair value as determined in good faith under procedures approved by the Board of Trustees. At February 28, 2018, the value of these securities amounted to $20,500,549, which represents 0.26% of net assets.
(f)	Represents a security purchased on a forward commitment basis.
(g)	Represents a variable rate security where the coupon rate adjusts periodically using the weighted average coupon of the underlying mortgages.
(h)	Represents interest only securities which have the right to receive the monthly interest payments on an underlying pool of mortgage loans.
(i)	Non-income producing investment.
(j)	Represents a variable rate security with a step coupon where the rate adjusts according to a schedule for a series of periods, typically lower for an initial period and then increasing to a higher coupon rate thereafter.
(k)	Represents securities that have defaulted on payment of interest. The Fund has stopped accruing interest on these securities. At February 28, 2018, the value of these securities amounted to $63, which represents less than 0.01% of net assets.
(l)	Zero coupon bond.
(m)	Principal and interest may not be guaranteed by the government.
(n)	Represents principal only securities which have the right to receive the principal portion only on an underlying pool of mortgage loans.
(o)	Represents a variable rate security where the coupon adjusts periodically through an auction process.
The accompanying Notes to Financial Statements are an integral part of this statement.
Multi-Manager Total Return Bond Strategies Fund | Semiannual Report 2018	51

Portfolio of Investments  (continued)
February 28, 2018 (Unaudited)
Notes to Portfolio of Investments  (continued)
(p)	Senior loans have interest rates that float periodically based primarily on the London Interbank Offered Rate (“LIBOR”) and other short-term rates. The interest rate shown reflects the weighted average coupon as of February 28, 2018. The interest rate for senior loans purchased on a when-issued or delayed delivery basis will be determined upon settlement therefore no weighted average coupon rate is disclosed. Remaining maturities of senior loans may be less than the stated maturities shown as a result of contractual or optional prepayments by the borrower. Such prepayments cannot be predicted.
(q)	This security or a portion of this security has been pledged as collateral in connection with derivative contracts.
(r)	The rate shown is the seven-day current annualized yield at February 28, 2018.
(s)	As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended February 28, 2018 are as follows:

Issuer	Beginning shares	Shares purchased	Shares sold	Ending shares	Realized gain (loss) — affiliated issuers ($)	Net change in unrealized appreciation (depreciation) — affiliated issuers ($)	Dividends — affiliated issuers ($)	Value — affiliated issuers at end of period ($)
Columbia Mortgage Opportunities Fund, Institutional 3 Class
	7,059,306	59,287	(7,118,593)	—	1,470,135	(1,225,607)	589,289	—
Columbia Short-Term Cash Fund, 1.544%
	305,159,668	4,610,848,302	(4,566,782,292)	349,225,678	(24,531)	(14,006)	2,712,629	349,190,755
Total					1,445,604	(1,239,613)	3,301,918	349,190,755
Abbreviation Legend
AMBAC	Ambac Assurance Corporation
BAM	Build America Mutual Assurance Co.
CMO	Collateralized Mortgage Obligation
PIK	Payment In Kind
STRIPS	Separate Trading of Registered Interest and Principal Securities
Currency Legend
USD	US Dollar
Fair value measurements
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
¦	Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date. Valuation adjustments are not applied to Level 1 investments.
¦	Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
¦	Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Certain investments that have been measured at fair value using the net asset value (NAV) per share (or its equivalent) are not categorized in the fair value hierarchy. The fair value amounts presented in the table are intended to reconcile the fair value hierarchy to the amounts presented in the Portfolio of Investments. The Columbia Short-Term Cash Fund seeks to provide shareholders with maximum current income consistent with liquidity and stability of principal. Columbia Short-Term Cash Fund prices its shares with a floating NAV and no longer seeks to maintain a stable NAV.
The accompanying Notes to Financial Statements are an integral part of this statement.
52	Multi-Manager Total Return Bond Strategies Fund | Semiannual Report 2018

Portfolio of Investments  (continued)
February 28, 2018 (Unaudited)
Fair value measurements  (continued)
Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.
Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.
The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.
For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions. The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value. This data is also used to corroborate, when available, information received from approved pricing vendors and brokers. Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.
The following table is a summary of the inputs used to value the Fund’s investments at February 28, 2018:
	Level 1 quoted prices in active markets for identical assets ($)	Level 2 other significant observable inputs ($)	Level 3 significant unobservable inputs ($)	Investments measured at net asset value ($)	Total ($)
Investments
Asset-Backed Securities — Non-Agency	—	1,055,644,533	61,500,000	—	1,117,144,533
Commercial Mortgage-Backed Securities - Agency	—	271,799,127	—	—	271,799,127
Commercial Mortgage-Backed Securities - Non-Agency	—	419,389,069	27,184,680	—	446,573,749
Common Stocks
Energy	1,049,339	—	549	—	1,049,888
Corporate Bonds & Notes	—	2,634,946,348	—	—	2,634,946,348
Foreign Government Obligations	—	174,097,369	—	—	174,097,369
Inflation-Indexed Bonds	—	9,720,443	—	—	9,720,443
Municipal Bonds	—	39,303,113	—	—	39,303,113
Residential Mortgage-Backed Securities - Agency	—	1,540,066,585	303,384	—	1,540,369,969
Residential Mortgage-Backed Securities - Non-Agency	—	227,818,316	—	—	227,818,316
Senior Loans	—	10,335,810	634,653	—	10,970,463
Treasury Bills	1,495,845	1,891,450	—	—	3,387,295
U.S. Government & Agency Obligations	—	177,466,157	—	—	177,466,157
U.S. Treasury Obligations	1,221,906,284	19,666,368	—	—	1,241,572,652
Money Market Funds	—	—	—	349,190,755	349,190,755
Total Investments	1,224,451,468	6,582,144,688	89,623,266	349,190,755	8,245,410,177
Derivatives
Asset
Futures Contracts	2,414,208	—	—	—	2,414,208
Swap Contracts	—	30,111,048	—	—	30,111,048
Liability
Futures Contracts	(555,305)	—	—	—	(555,305)
Swap Contracts	—	(11,783,903)	—	—	(11,783,903)
Total	1,226,310,371	6,600,471,833	89,623,266	349,190,755	8,265,596,225
See the Portfolio of Investments for all investment classifications not indicated in the table.
The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets.
The accompanying Notes to Financial Statements are an integral part of this statement.
Multi-Manager Total Return Bond Strategies Fund | Semiannual Report 2018	53

Portfolio of Investments  (continued)
February 28, 2018 (Unaudited)
Fair value measurements  (continued)
Derivative instruments are valued at unrealized appreciation (depreciation).
There were no transfers of financial assets between Levels 1 and 2 during the period.
Financial assets were transferred from Level 3 to Level 2 as observable market inputs were utilized and management determined that there was sufficient, reliable and observable market data to value these assets as of period end.
Transfers between levels are determined based on the fair value at the beginning of the period for security positions held throughout the period.
The following table is a reconciliation of Level 3 assets for which significant observable and unobservable inputs were used to determine fair value:
Investments in securities	Balance as of 08/31/2017 ($)	Increase (decrease) in accrued discounts/ premiums ($)	Realized gain (loss) ($)	Change in unrealized appreciation (depreciation)(a) ($)	Purchases ($)	Sales ($)	Transfers into Level 3 ($)	Transfers out of Level 3 ($)	Balance as of 02/28/2018 ($)
Asset-Backed Securities — Non-Agency	5,526,676	–	6	8,552	61,500,000	(2,200,000)	–	(3,335,234)	61,500,000
Commercial Mortgage-Backed Securities — Non-Agency	4,602,160	(32)	–	(84,519)	27,269,231	–	–	(4,602,160)	27,184,680
Common Stocks	556	–	–	(7)	–	–	–	–	549
Residential Mortgage-Backed Securities — Agency	308,782	(29,524)	–	24,126	–	–	–	–	303,384
Residential Mortgage-Backed Securities — Non-Agency	34,199,870	(26)	22,817	(4,398)	–	(16,201,453)	–	(18,016,810)	–
Senior Loans	643,070	373	–	(8,790)	–	–	–	–	634,653
Total	45,281,114	(29,209)	22,823	(65,036)	88,769,231	(18,401,453)	–	(25,954,204)	89,623,266
(a) Change in unrealized appreciation (depreciation) relating to securities held at February 28, 2018 was $(69,190), which is comprised of Asset-Backed Securities — Non-Agency of $0, Commercial Mortgage-Backed Securities — Non-Agency of $(84,519), Common Stocks of $(7), Residential Mortgage-Backed Securities — Agency of $24,126, Residential Mortgage-Backed Securities — Non-Agency of $0 and Senior Loans of $(8,790).
The Fund’s assets assigned to the Level 3 category are valued utilizing the valuation technique deemed the most appropriate in the circumstances.
Certain senior loans, common stocks, residential, commercial and asset backed securities classified as Level 3 securities are valued using the market approach and utilize single market quotations from broker dealers which may have included, but not limited to, observable transactions for identical or similar assets in the market and the distressed nature of the security. The appropriateness of fair values for these securities is monitored on an ongoing basis which may include results of back testing, manual price reviews and other control procedures. Significant increases (decreases) to any of these inputs would result in a significantly lower (higher) valuation measurement.
The accompanying Notes to Financial Statements are an integral part of this statement.
54	Multi-Manager Total Return Bond Strategies Fund | Semiannual Report 2018

Statement of Assets and Liabilities
February 28, 2018 (Unaudited)
Assets
Investments in securities, at value
Unaffiliated issuers (cost $7,995,948,281)	$7,896,219,422
Affiliated issuers (cost $349,204,761)	349,190,755
Margin deposits on:
Futures contracts	995,000
Swap contracts	9,068,351
Receivable for:
Investments sold	105,166,525
Investments sold on a delayed delivery basis	281,952,479
Capital shares sold	28,468,964
Dividends	446,144
Interest	42,896,301
Foreign tax reclaims	216,817
Variation margin for futures contracts	3,724,215
Variation margin for swap contracts	744,184
Prepaid expenses	19,628
Trustees’ deferred compensation plan	156,749
Other assets	59,432
Total assets	8,719,324,966
Liabilities
Due to custodian	316,305
Payable for:
Investments purchased	33,612,607
Investments purchased on a delayed delivery basis	755,392,394
Capital shares purchased	10,531,879
Distributions to shareholders	14,959,199
Variation margin for futures contracts	195,897
Variation margin for swap contracts	1,507,096
Management services fees	98,235
Distribution and/or service fees	113
Transfer agent fees	267,891
Compensation of board members	754
Compensation of chief compliance officer	489
Other expenses	149,125
Trustees’ deferred compensation plan	156,749
Total liabilities	817,188,733
Net assets applicable to outstanding capital stock	$7,902,136,233
Represented by
Paid in capital	8,073,156,500
Undistributed net investment income	7,118,495
Accumulated net realized loss	(98,581,945)
Unrealized appreciation (depreciation) on:
Investments - unaffiliated issuers	(99,728,859)
Investments - affiliated issuers	(14,006)
Futures contracts	1,858,903
Swap contracts	18,327,145
Total - representing net assets applicable to outstanding capital stock	$7,902,136,233
Class A
Net assets	$16,480,767
Shares outstanding	1,675,806
Net asset value per share	$9.83
Institutional Class(a)
Net assets	$7,885,655,466
Shares outstanding	801,550,872
Net asset value per share	$9.84

(a)	Prior to November 1, 2017, Institutional Class shares were known as Class Z shares.
The accompanying Notes to Financial Statements are an integral part of this statement.
Multi-Manager Total Return Bond Strategies Fund | Semiannual Report 2018	55

Statement of Operations
Six Months Ended February 28, 2018 (Unaudited)
Net investment income
Income:
Dividends — unaffiliated issuers	$101,688
Dividends — affiliated issuers	3,301,918
Interest	108,564,601
Total income	111,968,207
Expenses:
Management services fees	17,343,109
Distribution and/or service fees
Class A	23,475
Transfer agent fees
Class A	4,745
Institutional Class(a)	1,910,038
Compensation of board members	67,619
Custodian fees	71,134
Printing and postage fees	152,141
Registration fees	130,843
Audit fees	26,555
Legal fees	89,040
Compensation of chief compliance officer	1,488
Other	87,114
Total expenses	19,907,301
Fees waived or expenses reimbursed by Investment Manager and its affiliates	(60,825)
Total net expenses	19,846,476
Net investment income	92,121,731
Realized and unrealized gain (loss) — net
Net realized gain (loss) on:
Investments — unaffiliated issuers	(28,026,686)
Investments — affiliated issuers	1,445,604
Foreign currency translations	17,179
Forward foreign currency exchange contracts	(216,884)
Futures contracts	(52,700,912)
Swap contracts	(8,511,859)
Net realized loss	(87,993,558)
Net change in unrealized appreciation (depreciation) on:
Investments — unaffiliated issuers	(193,443,343)
Investments — affiliated issuers	(1,239,613)
Foreign currency translations	13,452
Forward foreign currency exchange contracts	76,952
Futures contracts	(1,380,978)
Swap contracts	27,228,747
Net change in unrealized appreciation (depreciation)	(168,744,783)
Net realized and unrealized loss	(256,738,341)
Net decrease in net assets resulting from operations	$(164,616,610)

(a)	Prior to November 1, 2017, Institutional Class shares were known as Class Z shares.
The accompanying Notes to Financial Statements are an integral part of this statement.
56	Multi-Manager Total Return Bond Strategies Fund | Semiannual Report 2018

Statement of Changes in Net Assets
	Six Months Ended February 28, 2018 (Unaudited)	Year Ended August 31, 2017 (a)
Operations
Net investment income	$92,121,731	$156,093,227
Net realized gain (loss)	(87,993,558)	4,638,444
Net change in unrealized appreciation (depreciation)	(168,744,783)	(53,772,674)
Net increase (decrease) in net assets resulting from operations	(164,616,610)	106,958,997
Distributions to shareholders
Net investment income
Class A	(190,331)	(72,687,460)
Institutional Class	(86,521,790)	(81,134,740)
Net realized gains
Class A	(7,581)	(88,689,055)
Institutional Class	(3,047,967)	—
Total distributions to shareholders	(89,767,669)	(242,511,255)
Increase in net assets from capital stock activity	586,279,174	1,091,113,982
Total increase in net assets	331,894,895	955,561,724
Net assets at beginning of period	7,570,241,338	6,614,679,614
Net assets at end of period	$7,902,136,233	$7,570,241,338
Undistributed net investment income	$7,118,495	$1,708,885

(a)	Institutional Class shares are based on operations from January 3, 2017 (commencement of operations) through the stated period end.
The accompanying Notes to Financial Statements are an integral part of this statement.
Multi-Manager Total Return Bond Strategies Fund | Semiannual Report 2018	57

Statement of Changes in Net Assets   (continued)
	Six Months Ended		Year Ended
	February 28, 2018 (Unaudited)		August 31, 2017 (a)
	Shares	Dollars ($)	Shares	Dollars ($)
Capital stock activity
Class A
Subscriptions	15	148	175,198,699	1,750,723,586
Distributions reinvested	19,735	197,805	16,189,824	161,376,159
Redemptions	(411,539)	(4,130,573)	(824,632,018)	(8,178,534,846)
Net decrease	(391,789)	(3,932,620)	(633,243,495)	(6,266,435,101)
Institutional Class
Subscriptions	119,292,801	1,192,851,769	811,402,435	8,053,277,002
Distributions reinvested	8,938,484	89,569,638	8,045,258	81,134,577
Redemptions	(68,955,290)	(692,209,613)	(77,172,816)	(776,862,496)
Net increase	59,275,995	590,211,794	742,274,877	7,357,549,083
Total net increase	58,884,206	586,279,174	109,031,382	1,091,113,982

(a)	Institutional Class shares are based on operations from January 3, 2017 (commencement of operations) through the stated period end.
The accompanying Notes to Financial Statements are an integral part of this statement.
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Multi-Manager Total Return Bond Strategies Fund | Semiannual Report 2018	59

Financial Highlights
The following table is intended to help you understand the Fund’s financial performance. Certain information reflects financial results for a single share of a class held for the periods shown. Per share net investment income (loss) amounts are calculated based on average shares outstanding during the period. Total return assumes reinvestment of all dividends and distributions, if any. Total return does not reflect payment of sales charges, if any. Total return and portfolio turnover are not annualized for periods of less than one year. The portfolio turnover rate is calculated without regard to purchase and sales transactions of short-term instruments and certain derivatives, if any. If such transactions were included, the Fund’s portfolio turnover rate may be higher.
Year ended (except as noted)	Net asset value, beginning of period	Net investment income	Net realized and unrealized gain (loss)	Total from investment operations	Distributions from net investment income	Distributions from net realized gains
Class A
2/28/2018 (c)	$10.17	0.11	(0.34)	(0.23)	(0.11)	(0.00) (d)
8/31/2017	$10.41	0.22	(0.11)	0.11	(0.21)	(0.14)
8/31/2016	$10.06	0.20	0.38	0.58	(0.19)	(0.04)
8/31/2015	$10.21	0.19	(0.14)	0.05	(0.20)	—
8/31/2014	$9.87	0.21	0.36	0.57	(0.20)	(0.03)
8/31/2013	$10.24	0.19	(0.30)	(0.11)	(0.19)	(0.07)
Institutional Class(f)
2/28/2018 (c)	$10.17	0.12	(0.33)	(0.21)	(0.12)	(0.00) (d)
8/31/2017 (g)	$9.91	0.16	0.26 (h)	0.42	(0.16)	—

Notes to Financial Highlights
(a)	In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund’s reported expense ratios.
(b)	Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.
(c)	For the six months ended February 28, 2018 (unaudited).
(d)	Rounds to zero.
(e)	Annualized.
(f)	Prior to November 1, 2017, Institutional Class shares were known as Class Z shares.
(g)	Institutional Class shares commenced operations on January 3, 2017. Per share data and total return reflect activity from that date.
(h)	Calculation of the net gain (loss) per share (both realized and unrealized) does not correlate to the aggregate realized and unrealized gain (loss) presented in the Statement of Operations due to the timing of subscriptions and redemptions of Fund shares in relation to fluctuations in the market value of the portfolio.
The accompanying Notes to Financial Statements are an integral part of this statement.
60	Multi-Manager Total Return Bond Strategies Fund | Semiannual Report 2018

Total distributions to shareholders	Net asset value, end of period	Total return	Total gross expense ratio to average net assets(a)	Total net expense ratio to average net assets(a),(b)	Net investment income ratio to average net assets	Portfolio turnover	Net assets, end of period (000’s)

(0.11)	$9.83	(2.32%)	0.77% (e)	0.77% (e)	2.17% (e)	199%	$16,481
(0.35)	$10.17	1.14%	0.79%	0.78%	2.14%	345%	$21,021
(0.23)	$10.41	5.82%	0.80%	0.80%	2.01%	289%	$6,614,680
(0.20)	$10.06	0.49%	0.80%	0.80%	1.86%	269%	$5,097,458
(0.23)	$10.21	5.86%	0.80%	0.80%	2.09%	207%	$4,656,220
(0.26)	$9.87	(1.16%)	0.79%	0.79%	1.88%	213%	$4,013,878

(0.12)	$9.84	(2.10%)	0.52% (e)	0.52% (e)	2.43% (e)	199%	$7,885,655
(0.16)	$10.17	4.28%	0.54% (e)	0.53% (e)	2.48% (e)	345%	$7,549,220
Multi-Manager Total Return Bond Strategies Fund | Semiannual Report 2018	61

Notes to Financial Statements
February 28, 2018 (Unaudited)
Note 1. Organization
Multi-Manager Total Return Bond Strategies Fund (the Fund), a series of Columbia Funds Series Trust I (the Trust), is a diversified fund. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.
Fund shares
The Trust may issue an unlimited number of shares (without par value). The Fund is offered only through certain wrap fee programs sponsored and/or managed by Ameriprise Financial, Inc. (Ameriprise Financial) or its affiliates. The Fund offers each of the share classes identified below.
Class A shares are not subject to any front-end sales charge or contingent deferred sales charge.
Institutional Class shares are not subject to any front-end sales charge or contingent deferred sales charge. Prior to November 1, 2017, Institutional Class shares were known as Class Z shares.
Note 2. Summary of significant accounting policies
Basis of preparation
The Fund is an investment company that applies the accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services - Investment Companies (ASC 946). The financial statements are prepared in accordance with U.S. generally accepted accounting principles (GAAP), which requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.
The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.
Security valuation
All equity securities are valued at the close of business of the New York Stock Exchange. Equity securities are valued at the last quoted sales price on the principal exchange or market on which they trade, except for securities traded on the NASDAQ Stock Market, which are valued at the NASDAQ official close price. Unlisted securities or listed securities for which there were no sales during the day are valued at the mean of the latest quoted bid and ask prices on such exchanges or markets.
Debt securities generally are valued by pricing services approved by the Board of Trustees based upon market transactions for normal, institutional-size trading units of similar securities. The services may use various pricing techniques that take into account, as applicable, factors such as yield, quality, coupon rate, maturity, type of issue, trading characteristics and other data, as well as approved independent broker-dealer quotes. Debt securities for which quotations are not readily available or not believed to be reflective of market value may also be valued based upon a bid quote from an approved independent broker-dealer. Debt securities maturing in 60 days or less are valued primarily at amortized cost value, unless this method results in a valuation that management believes does not approximate market value.
Asset- and mortgage-backed securities are generally valued by pricing services, which utilize pricing models that incorporate the securities’ cash flow and loan performance data. These models also take into account available market data, including trades, market quotations, and benchmark yield curves for identical or similar securities. Factors used to identify similar securities may include, but are not limited to, issuer, collateral type, vintage, prepayment speeds, collateral performance, credit ratings, credit enhancement and expected life. Asset-backed securities for which quotations are readily available may also be valued based upon an over-the-counter or exchange bid quote from an approved independent broker-dealer.
Senior loan securities for which reliable market quotations are readily available are generally valued by pricing services at the average of the bids received.
62	Multi-Manager Total Return Bond Strategies Fund | Semiannual Report 2018

Notes to Financial Statements  (continued)
February 28, 2018 (Unaudited)
Foreign equity securities are valued based on the closing price on the foreign exchange in which such securities are primarily traded. If any foreign equity security closing prices are not readily available, the securities are valued at the mean of the latest quoted bid and ask prices on such exchanges or markets. Foreign currency exchange rates are generally determined at 4:00 p.m. Eastern (U.S.) time. Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange; therefore, the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the New York Stock Exchange. In those situations, foreign securities will be fair valued pursuant to a policy adopted by the Board of Trustees, including, if available, utilizing a third party pricing service to determine these fair values. The third party pricing service takes into account multiple factors, including, but not limited to, movements in the U.S. securities markets, certain depositary receipts, futures contracts and foreign exchange rates that have occurred subsequent to the close of the foreign exchange or market, to determine a good faith estimate that reasonably reflects the current market conditions as of the close of the New York Stock Exchange. The fair value of a security is likely to be different from the quoted or published price, if available.
Investments in open-end investment companies, including money market funds, are valued at their latest net asset value.
Forward foreign currency exchange contracts are marked-to-market based upon foreign currency exchange rates provided by a pricing service.
Futures and options on futures contracts are valued based upon the settlement price at the close of regular trading on their principal exchanges or, in the absence of transactions, at the mean of the latest quoted bid and ask prices.
Swap transactions are valued through an independent pricing service or broker, or if neither is available, through an internal model based upon observable inputs.
Investments for which market quotations are not readily available, or that have quotations which management believes are not reflective of market value or reliable, are valued at fair value as determined in good faith under procedures approved by and under the general supervision of the Board of Trustees. If a security or class of securities (such as foreign securities) is valued at fair value, such value is likely to be different from the quoted or published price for the security.
The determination of fair value often requires significant judgment. To determine fair value, management may use assumptions including but not limited to future cash flows and estimated risk premiums. Multiple inputs from various sources may be used to determine fair value.
GAAP requires disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category. This information is disclosed following the Fund’s Portfolio of Investments.
Foreign currency transactions and translations
The values of all assets and liabilities denominated in foreign currencies are generally translated into U.S. dollars at exchange rates determined at the close of regular trading on the New York Stock Exchange. Net realized and unrealized gains (losses) on foreign currency transactions and translations include gains (losses) arising from the fluctuation in exchange rates between trade and settlement dates on securities transactions, gains (losses) arising from the disposition of foreign currency and currency gains (losses) between the accrual and payment dates on dividends, interest income and foreign withholding taxes.
For financial statement purposes, the Fund does not distinguish that portion of gains (losses) on investments which is due to changes in foreign exchange rates from that which is due to changes in market prices of the investments. Such fluctuations are included with the net realized and unrealized gains (losses) on investments in the Statement of Operations.
Derivative instruments
The Fund invests in certain derivative instruments, as detailed below, to meet its investment objectives. Derivatives are instruments whose values depend on, or are derived from, in whole or in part, the value of one or more securities, currencies, commodities, indices, or other assets or instruments. Derivatives may be used to increase investment flexibility (including to maintain cash reserves while maintaining desired exposure to certain assets), for risk management (hedging)
Multi-Manager Total Return Bond Strategies Fund | Semiannual Report 2018	63

Notes to Financial Statements  (continued)
February 28, 2018 (Unaudited)
purposes, to facilitate trading, to reduce transaction costs and to pursue higher investment returns. The Fund may also use derivative instruments to mitigate certain investment risks, such as foreign currency exchange rate risk, interest rate risk and credit risk. Derivatives may involve various risks, including the potential inability of the counterparty to fulfill its obligations under the terms of the contract, the potential for an illiquid secondary market (making it difficult for the Fund to sell or terminate, including at favorable prices) and the potential for market movements which may expose the Fund to gains or losses in excess of the amount shown in the Statement of Assets and Liabilities. The notional amounts of derivative instruments, if applicable, are not recorded in the financial statements.
A derivative instrument may suffer a marked-to-market loss if the value of the contract decreases due to an unfavorable change in the market rates or values of the underlying instrument. Losses can also occur if the counterparty does not perform its obligations under the contract. The Fund’s risk of loss from counterparty credit risk on over-the-counter derivatives is generally limited to the aggregate unrealized gain netted against any collateral held by the Fund and the amount of any variation margin held by the counterparty, plus any replacement costs or related amounts. With exchange-traded or centrally cleared derivatives, there is reduced counterparty credit risk to the Fund since the clearinghouse or central counterparty (CCP) provides some protection in the case of clearing member default. The clearinghouse or CCP stands between the buyer and the seller of the contract; therefore, additional counterparty credit risk is failure of the clearinghouse or CCP. However, credit risk still exists in exchange-traded or centrally cleared derivatives with respect to initial and variation margin that is held in a broker’s customer account. While brokers are required to segregate customer margin from their own assets, in the event that a broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the broker for all its clients, U.S. bankruptcy laws will typically allocate that shortfall on a pro-rata basis across all the broker’s customers (including the Fund), potentially resulting in losses to the Fund.
In order to better define its contractual rights and to secure rights that will help the Fund mitigate its counterparty risk, the Fund may enter into an International Swaps and Derivatives Association, Inc. Master Agreement (ISDA Master Agreement) or similar agreement with its derivatives contract counterparties. An ISDA Master Agreement is an agreement between the Fund and a counterparty that governs over-the-counter derivatives and typically contains, among other things, collateral posting terms and netting provisions in the event of a default and/or termination event. Under an ISDA Master Agreement, the Fund may, under certain circumstances, offset with the counterparty certain derivative instrument’s payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of default (close-out netting), including the bankruptcy or insolvency of the counterparty. Note, however, that bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset or netting in bankruptcy, insolvency or other events.
Collateral (margin) requirements differ by type of derivative. Margin requirements are established by the clearinghouse or CCP for exchange-traded and centrally cleared derivatives. Brokers can ask for margin in excess of the minimum in certain circumstances. Collateral terms are contract specific for over-the-counter derivatives. For over-the-counter derivatives traded under an ISDA Master Agreement, the collateral requirements are typically calculated by netting the marked-to-market amount for each transaction under such agreement and comparing that amount to the value of any variation margin currently pledged by the Fund and/or the counterparty. Generally, the amount of collateral due from or to a party has to exceed a minimum transfer amount threshold (e.g., $250,000) before a transfer has to be made. To the extent amounts due to the Fund from its counterparties are not fully collateralized, contractually or otherwise, the Fund bears the risk of loss from counterparty nonperformance. The Fund attempts to mitigate counterparty risk by only entering into agreements with counterparties that it believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties.
Certain ISDA Master Agreements allow counterparties of over-the-counter derivatives transactions to terminate derivatives contracts prior to maturity in the event the Fund’s net asset value declines by a stated percentage over a specified time period or if the Fund fails to meet certain terms of the ISDA Master Agreement, which would cause the Fund to accelerate payment of any net liability owed to the counterparty. The Fund also has termination rights if the counterparty fails to meet certain terms of the ISDA Master Agreement. In addition to considering counterparty credit risk, the Fund would consider terminating the derivatives contracts based on whether termination would result in a net liability owed from the counterparty.
For financial reporting purposes, the Fund does not offset derivative assets and derivative liabilities that are subject to netting arrangements in the Statement of Assets and Liabilities.
64	Multi-Manager Total Return Bond Strategies Fund | Semiannual Report 2018

Notes to Financial Statements  (continued)
February 28, 2018 (Unaudited)
Forward foreign currency exchange contracts
Forward foreign currency exchange contracts are over-the-counter agreements between two parties to buy and sell a currency at a set price on a future date. The Fund utilized forward foreign currency exchange contracts to hedge the currency exposure associated with some or all of the Fund’s securities, and/or to shift foreign currency exposure back to U.S. dollars. These instruments may be used for other purposes in future periods.
The values of forward foreign currency exchange contracts fluctuate daily with changes in foreign currency exchange rates. Changes in the value of these contracts are recorded as unrealized appreciation or depreciation until the contract is exercised or has expired. The Fund will realize a gain or loss when the forward foreign currency exchange contract is closed or expires.
The use of forward foreign currency exchange contracts does not eliminate fluctuations in the prices of the Fund’s portfolio securities. The risks of forward foreign currency exchange contracts include movement in the values of the foreign currencies relative to the U.S. dollar (or other foreign currencies) and the possibility that counterparties will not complete their contractual obligations, which may be in excess of the amount reflected, if any, in the Statement of Assets and Liabilities.
Futures contracts
Futures contracts are exchange-traded and represent commitments for the future purchase or sale of an asset at a specified price on a specified date. The Fund bought and sold futures contracts to produce incremental earnings, to manage the duration and yield curve exposure of the Fund versus the benchmark and/or to manage exposure to movements in interest rates. These instruments may be used for other purposes in future periods. Upon entering into futures contracts, the Fund bears risks that it may not achieve the anticipated benefits of the futures contracts and may realize a loss. Additional risks include counterparty credit risk, the possibility of an illiquid market, and that a change in the value of the contract or option may not correlate with changes in the value of the underlying asset.
Upon entering into a futures contract, the Fund deposits cash or securities with the broker, known as a futures commission merchant (FCM), in an amount sufficient to meet the initial margin requirement. The initial margin deposit must be maintained at an established level over the life of the contract. Cash deposited as initial margin is recorded in the Statement of Assets and Liabilities as margin deposits. Securities deposited as initial margin are designated in the Portfolio of Investments. Subsequent payments (variation margin) are made or received by the Fund each day. The variation margin payments are equal to the daily change in the contract value and are recorded as variation margin receivable or payable and are offset in unrealized gains or losses. The Fund recognizes a realized gain or loss when the contract is closed or expires. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin disclosed in the Statement of Assets and Liabilities.
Swap contracts
Swap contracts are negotiated in the over-the-counter market and may be entered into as a bilateral contract or centrally cleared (centrally cleared swap contract). In a centrally cleared swap contract, immediately following execution of the swap contract with a broker, the swap contract is novated to a central counterparty (the CCP) and the CCP becomes the Fund’s counterparty to the centrally cleared swap contract. The Fund is required to deposit initial margin with the futures commission merchant (FCM), which pledges it through to the CCP in the form of cash or securities in an amount that varies depending on the size and risk profile of the particular swap contract. Securities deposited as initial margin are designated in the Portfolio of Investments and cash deposited is recorded in the Statement of Assets and Liabilities as margin deposits. Unlike a bilateral swap contract, for centrally cleared swap contracts, the Fund has minimal credit exposure to the FCM because the CCP stands between the Fund and the relevant buyer/seller on the other side of the contract. Swap contracts are marked-to-market daily and changes in value are recorded as unrealized appreciation (depreciation). The daily change in valuation of centrally cleared swap contracts, if any, is recorded as a receivable or payable for variation margin in the Statement of Assets and Liabilities.
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Notes to Financial Statements  (continued)
February 28, 2018 (Unaudited)
Entering into these contracts involves, to varying degrees, elements of interest, liquidity and counterparty credit risk in excess of the amounts recognized in the Statement of Assets and Liabilities. Such risks involve the possibility that there may be unfavorable changes in interest rates, market conditions or other conditions, it may be difficult to initiate a swap transaction or liquidate a position at an advantageous time or price which may result in significant losses, and that the FCM or CCP may not fulfill its obligation under the contract.
Credit default swap contracts
The Fund entered into credit default swap contracts to increase or decrease its credit exposure to an index, increase or decrease its credit exposure to a single issuer of debt securities, increase or decrease its credit exposure to a specific debt security or a basket of debt securities, and/or as a protection buyer to reduce overall credit exposure. Additionally, credit default swap contracts were used to hedge the Fund’s exposure on a debt security that it owns or in lieu of selling such debt security. These instruments may be used for other purposes in future periods. Credit default swap contracts are agreements in which one party pays fixed periodic payments to a counterparty in consideration for an agreement from the counterparty to make a specific payment should a specified credit event(s) take place. Although specified credit events are contract specific, credit events are generally defined as bankruptcy, failure to pay, restructuring, obligation acceleration, obligation default, or repudiation/moratorium.
As the purchaser of a credit default swap contract, the Fund purchases protection by paying a periodic interest rate on the notional amount to the counterparty. The interest amount is accrued daily as a component of unrealized appreciation (depreciation) and is recorded as a realized loss upon payment. If a credit event as specified in the contract occurs, the Fund may have the option either to deliver the reference obligation to the seller in exchange for a cash payment of its par amount, or to receive a net cash settlement equal to the par amount less an agreed-upon value of the reference obligation as of the date of the credit event. The difference between the value of the obligation or cash delivered and the notional amount received will be recorded as a realized gain (loss).
As the seller of a credit default swap contract, the Fund sells protection to a buyer and will generally receive a periodic interest rate on a notional amount. The interest amount is accrued daily as a component of unrealized appreciation (depreciation) and is recorded as a realized gain upon receipt of the payment. If a credit event as specified in the contract with the counterparty occurs, the Fund may either be required to accept the reference obligation from the buyer in exchange for a cash payment of its notional amount, or to pay the buyer a net cash settlement equal to the notional amount less an agreed-upon value of the reference obligation (recovery value) as of the date of the credit event. The difference between the value of the obligation or cash received and the notional amount paid will be recorded as a realized gain (loss). The maximum potential amount of undiscounted future payments the Fund could be required to make as the seller of protection under a credit default swap contract is equal to the notional amount of the reference obligation. These potential amounts may be partially offset by any recovery values of the respective reference obligations or upfront receipts upon entering into the agreement. The notional amounts and market values of all credit default swap contracts in which the Fund is the seller of protection, if any, are disclosed in the Credit Default Swap Contracts Outstanding schedule following the Portfolio of Investments.
As a protection seller, the Fund bears the risk of loss from the credit events specified in the contract with the counterparty. For credit default swap contracts on credit indices, quoted market prices and resulting market values serve as an indicator of the current status of the payment/performance risk. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the reference entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the contract.
Any upfront payments or receipts by the Fund upon entering into a credit default swap contract is recorded as an asset or liability, respectively, and amortized daily as a component of realized gain (loss) in the Statement of Operations. Credit default swap contracts are valued daily, and the change in value is recorded as unrealized appreciation (depreciation) until the termination of the swap, at which time a realized gain (loss) is recorded.
Credit default swap contracts can involve greater risks than if a fund had invested in the reference obligation directly since, in addition to general market risks, credit default swaps are subject to counterparty credit risk, leverage risk, hedging risk, correlation risk and liquidity risk.
66	Multi-Manager Total Return Bond Strategies Fund | Semiannual Report 2018

Notes to Financial Statements  (continued)
February 28, 2018 (Unaudited)
Interest rate swap contracts
The Fund entered into interest rate swap transactions which may include inflation rate swap contracts to produce incremental earnings, to gain exposure to or protect itself from market rate changes, to synthetically add or subtract principal exposure to a market and/or to hedge the portfolio risk associated with some or all of the Fund’s securities. These instruments may be used for other purposes in future periods. An interest rate swap is an agreement between two parties where there are two flows and payments are made between the two counterparties and the payments are dependent upon changes in an interest rate, inflation rate or inflation index calculated on a nominal amount. Interest rate swaps are agreements between two parties that involve the exchange of one type of interest rate for another type of interest rate cash flow on specified dates in the future, based on a predetermined, specified notional amount. Certain interest rate swaps are considered forward-starting, whereby the accrual for the exchange of cash flows does not begin until a specified date in the future. The net cash flow for a standard interest rate swap transaction is generally the difference between a floating market interest rate versus a fixed interest rate.
Interest rate swaps are valued daily and unrealized appreciation (depreciation) is recorded. Certain interest rate swaps may accrue periodic interest on a daily basis as a component of unrealized appreciation (depreciation); the Fund will realize a gain or loss upon the payment or receipt of accrued interest. The Fund will realize a gain or a loss when the interest rate swap is terminated.
Effects of derivative transactions in the financial statements
The following tables are intended to provide additional information about the effect of derivatives on the financial statements of the Fund, including: the fair value of derivatives by risk category and the location of those fair values in the Statement of Assets and Liabilities; and the impact of derivative transactions over the period in the Statement of Operations, including realized and unrealized gains (losses). The derivative instrument schedules following the Portfolio of Investments present additional information regarding derivative instruments outstanding at the end of the period, if any.
The following table is a summary of the fair value of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) at February 28, 2018:
Asset derivatives
Risk exposure category	Statement of assets and liabilities location	Fair value ($)
Interest rate risk	Net assets — unrealized appreciation on futures contracts	2,414,208*
Interest rate risk	Net assets — unrealized appreciation on swap contracts	30,111,048*
Total		32,525,256

Liability derivatives
Risk exposure category	Statement of assets and liabilities location	Fair value ($)
Credit risk	Net assets — unrealized depreciation on swap contracts	5,787,196*
Interest rate risk	Net assets — unrealized depreciation on futures contracts	555,305*
Interest rate risk	Net assets — unrealized depreciation on swap contracts	5,996,707*
Total		12,339,208

*	Includes cumulative appreciation (depreciation) as reported in the tables following the Portfolio of Investments. Only the current day’s variation margin is reported in receivables or payables in the Statement of Assets and Liabilities.
Multi-Manager Total Return Bond Strategies Fund | Semiannual Report 2018	67

Notes to Financial Statements  (continued)
February 28, 2018 (Unaudited)
The following table indicates the effect of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) in the Statement of Operations for the six months ended February 28, 2018:
Amount of realized gain (loss) on derivatives recognized in income
Risk exposure category	Forward foreign currency exchange contracts ($)	Futures contracts ($)	Swap contracts ($)	Total ($)
Credit risk	—	—	(9,256,681)	(9,256,681)
Foreign exchange risk	(216,884)	—	—	(216,884)
Interest rate risk	—	(52,700,912)	744,822	(51,956,090)
Total	(216,884)	(52,700,912)	(8,511,859)	(61,429,655)

Change in unrealized appreciation (depreciation) on derivatives recognized in income
Risk exposure category	Forward foreign currency exchange contracts ($)	Futures contracts ($)	Swap contracts ($)	Total ($)
Credit risk	—	—	(1,238,530)	(1,238,530)
Foreign exchange risk	76,952	—	—	76,952
Interest rate risk	—	(1,380,978)	28,467,277	27,086,299
Total	76,952	(1,380,978)	27,228,747	25,924,721
The following table is a summary of the average outstanding volume by derivative instrument for the six months ended February 28, 2018:
Derivative instrument	Average notional amounts ($)*
Futures contracts — long	1,994,470,073
Futures contracts — short	575,155,188
Credit default swap contracts — buy protection	359,636,000
Credit default swap contracts — sell protection	16,141,500

Derivative instrument	Average unrealized appreciation ($)*	Average unrealized depreciation ($)*
Forward foreign currency exchange contracts	44,622	—
Interest rate swap contracts	18,308,535	(3,490,711)

*	Based on the ending quarterly outstanding amounts for the six months ended February 28, 2018.
Investments in senior loans
The Fund may invest in senior loan assignments. When the Fund purchases an assignment of a senior loan, the Fund typically has direct rights against the borrower; provided, however, that the Fund’s rights may be more limited than the lender from which it acquired the assignment and the Fund may be able to enforce its rights only through an administrative agent. Although certain senior loan assignments are secured by collateral, the Fund could experience delays or limitations in realizing such collateral or have its interest subordinated to other indebtedness of the obligor. In the event that the administrator or collateral agent of a loan becomes insolvent or enters into receivership or bankruptcy, the Fund may incur costs and delays in realizing payment or may suffer a loss of principal and/or interest. The risk of loss is greater for unsecured or subordinated loans. In addition, senior loan assignments are vulnerable to market, economic or other conditions or events that may reduce the demand for senior loan assignments and certain senior loan assignments which were liquid when purchased, may become illiquid.
68	Multi-Manager Total Return Bond Strategies Fund | Semiannual Report 2018

Notes to Financial Statements  (continued)
February 28, 2018 (Unaudited)
The Fund may enter into senior loan assignments where all or a portion of the loan may be unfunded. The Fund is obligated to fund these commitments at the borrower’s discretion. These commitments, if any, are generally traded and priced in the same manner as other senior loan securities and are disclosed as unfunded senior loan commitments in the Fund’s Portfolio of Investments with a corresponding payable for investments purchased. The Fund designates cash or liquid securities to cover these commitments.
Asset- and mortgage-backed securities
The Fund may invest in asset-backed and mortgage-backed securities. The maturity dates shown represent the original maturity of the underlying obligation. Actual maturity may vary based upon prepayment activity on these obligations. All, or a portion, of the obligation may be prepaid at any time because the underlying asset may be prepaid. As a result, decreasing market interest rates could result in an increased level of prepayment. An increased prepayment rate will have the effect of shortening the maturity of the security. Unless otherwise noted, the coupon rates presented are fixed rates.
Delayed delivery securities
The Fund may trade securities on other than normal settlement terms, including securities purchased or sold on a “when-issued” or "forward commitment" basis. This may increase risk to the Fund since the other party to the transaction may fail to deliver, which could cause the Fund to subsequently invest at less advantageous prices. The Fund designates cash or liquid securities in an amount equal to the delayed delivery commitment.
Mortgage dollar roll transactions
The Fund may enter into mortgage “dollar rolls” in which the Fund sells securities for delivery in the current month and simultaneously contracts with the same counterparty to repurchase similar but not identical securities (same type, coupon and maturity) on a specified future date. During the roll period, the Fund loses the right to receive principal and interest paid on the securities sold. However, the Fund will benefit because it receives negotiated amounts in the form of reductions of the purchase price for the future purchase plus the interest earned on the cash proceeds of the securities sold until the settlement date of the forward purchase. The Fund records the incremental difference between the forward purchase and sale of each forward roll as a realized gain or loss. Unless any realized gains exceed the income, capital appreciation, and gain or loss due to mortgage prepayments that would have been realized on the securities sold as part of the mortgage dollar roll, the use of this technique will diminish the investment performance of the Fund compared to what the performance would have been without the use of mortgage dollar rolls. All cash proceeds will be invested in instruments that are permissible investments for the Fund. The Fund identifies cash or liquid securities in an amount equal to the forward purchase price.
For financial reporting and tax purposes, the Fund treats “to be announced” mortgage dollar rolls as two separate transactions, one involving the purchase of a security and a separate transaction involving a sale. These transactions may increase the Fund’s portfolio turnover rate. The Fund does not currently enter into mortgage dollar rolls that are accounted for as financing transactions.
Mortgage dollar rolls involve the risk that the market value of the securities the Fund is obligated to repurchase may decline below the repurchase price, or that the counterparty may default on its obligations.
To be announced securities
The Fund may trade securities on a To Be Announced (TBA) basis. As with other delayed-delivery transactions, a seller agrees to issue a TBA security at a future date. However, the seller does not specify the particular securities to be delivered. Instead, the Fund agrees to accept any security that meets specified terms.
In some cases, Master Securities Forward Transaction Agreements (MSFTAs) may be used to govern transactions of certain forward-settling agency mortgage-backed securities, such as delayed-delivery and TBAs, between the Fund and counterparty. The MSFTA maintains provisions for, among other things, initiation and confirmation, payment and transfer, events of default, termination, and maintenance of collateral relating to such transactions.
Multi-Manager Total Return Bond Strategies Fund | Semiannual Report 2018	69

Notes to Financial Statements  (continued)
February 28, 2018 (Unaudited)
Treasury inflation protected securities
The Fund may invest in treasury inflation protected securities (TIPS). The principal amount of TIPS is adjusted periodically and is increased for inflation or decreased for deflation based on a monthly published index. These adjustments are recorded as interest income in the Statement of Operations. Coupon payments are based on the adjusted principal at the time the interest is paid.
Interest only and principal only securities
The Fund may invest in Interest Only (IO) or Principal Only (PO) securities. IOs are stripped securities entitled to receive all of the security’s interest, but none of its principal. IOs are particularly sensitive to changes in interest rates and therefore subject to greater fluctuations in price than typical interest bearing debt securities. IOs are also subject to credit risk because the Fund may not receive all or part of the interest payments if the issuer, obligor, guarantor or counterparty defaults on its obligation. Payments received for IOs are included in interest income on the Statement of Operations. Because no principal will be received at the maturity of an IO, adjustments are made to the cost of the security on a monthly basis until maturity. These adjustments are included in interest income on the Statement of Operations. POs are stripped securities entitled to receive the principal from the underlying obligation, but not the interest. POs are particularly sensitive to changes in interest rates and therefore are subject to fluctuations in price. POs are also subject to credit risk because the Fund may not receive all or part of its principal if the issuer, obligor, guarantor or counterparty defaults on its obligation. The Fund may also invest in IO or PO stripped mortgage-backed securities. Payments received for POs are treated as reductions to the cost and par value of the securities.
Offsetting of assets and liabilities
The following table presents the Fund’s gross and net amount of assets and liabilities available for offset under netting arrangements as well as any related collateral received or pledged by the Fund as of February 28, 2018:
	JPMorgan ($)	Morgan Stanley ($)	Total ($)
Assets
Centrally cleared credit default swap contracts (a)	-	234,439	234,439
Centrally cleared interest rate swap contracts (a)	509,745	-	509,745
Total assets	509,745	234,439	744,184
Liabilities
Centrally cleared interest rate swap contracts (a)	1,507,096	-	1,507,096
Total liabilities	1,507,096	-	1,507,096
Total financial and derivative net assets	(997,351)	234,439	(762,912)
Total collateral received (pledged) (b)	(997,351)	-	(997,351)
Net amount (c)	-	234,439	234,439

(a)	Centrally cleared swaps are included within payable/receivable for variation margin on the Statement of Assets and Liabilities.
(b)	In some instances, the actual collateral received and/or pledged may be more than the amount shown due to overcollateralization.
(c)	Represents the net amount due from/(to) counterparties in the event of default.
Security transactions
Security transactions are accounted for on the trade date. Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.
The trade date for senior loans purchased in the primary market is the date on which the loan is allocated. The trade date for senior loans purchased in the secondary market is the date on which the transaction is entered into.
Income recognition
Interest income is recorded on an accrual basis. Market premiums and discounts, including original issue discounts, are amortized and accreted, respectively, over the expected life of the security on all debt securities, unless otherwise noted. The Fund classifies gains and losses realized on prepayments received on mortgage-backed securities as adjustments to interest income.
70	Multi-Manager Total Return Bond Strategies Fund | Semiannual Report 2018

Notes to Financial Statements  (continued)
February 28, 2018 (Unaudited)
The Fund may place a debt security on non-accrual status and reduce related interest income when it becomes probable that the interest will not be collected and the amount of uncollectible interest can be reasonably estimated. A defaulted debt security is removed from non-accrual status when the issuer resumes interest payments or when collectibility of interest is reasonably assured.
Corporate actions and dividend income are generally recorded net of any non-reclaimable tax withholdings, on the ex-dividend date or upon receipt of ex-dividend notification in the case of certain foreign securities.
The Fund may receive distributions from holdings in equity securities, business development companies (BDCs), exchange-traded funds (ETFs), limited partnerships (LPs), other regulated investment companies (RICs), and real estate investment trusts (REITs), which report information on the tax character of their distributions annually. These distributions are allocated to dividend income, capital gain and return of capital based on actual information reported. Return of capital is recorded as a reduction of the cost basis of securities held. If the Fund no longer owns the applicable securities, return of capital is recorded as a realized gain. With respect to REITs, to the extent actual information has not yet been reported, estimates for return of capital are made by the Fund’s management. Management’s estimates are subsequently adjusted when the actual character of the distributions is disclosed by the REITs, which could result in a proportionate change in return of capital to shareholders.
Awards from class action litigation are recorded as a reduction of cost basis if the Fund still owns the applicable securities on the payment date. If the Fund no longer owns the applicable securities, the proceeds are recorded as realized gains.
The value of additional securities received as an income payment through a payment in kind, if any, is recorded as interest income and increases the cost basis of such securities.
The Fund may receive other income from senior loans, including amendment fees, consent fees and commitment fees. These fees are recorded as income when received by the Fund. These amounts are included in Interest Income in the Statement of Operations.
Income and capital gain distributions from the Underlying Funds, if any, are recorded on the ex-dividend date.
Expenses
General expenses of the Trust are allocated to the Fund and other funds of the Trust based upon relative net assets or other expense allocation methodologies determined by the nature of the expense. Expenses directly attributable to the Fund are charged to the Fund. Expenses directly attributable to a specific class of shares are charged to that share class.
Determination of class net asset value
All income, expenses (other than class-specific expenses, which are charged to that share class, as shown in the Statement of Operations) and realized and unrealized gains (losses) are allocated to each class of the Fund on a daily basis, based on the relative net assets of each class, for purposes of determining the net asset value of each class.
Federal income tax status
The Fund intends to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code, as amended, and will distribute substantially all of its investment company net taxable income and net capital gains, if any, for its tax year, and as such will not be subject to federal income taxes. In addition, the Fund intends to distribute in each calendar year substantially all of its ordinary income, capital gains net income and certain other amounts, if any, such that the Fund should not be subject to federal excise tax. Therefore, no federal income or excise tax provision is recorded.
Distributions to shareholders
Distributions from net investment income, if any, are declared daily and paid monthly. Net realized capital gains, if any, are distributed at least annually. Income distributions and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from GAAP.
Multi-Manager Total Return Bond Strategies Fund | Semiannual Report 2018	71

Notes to Financial Statements  (continued)
February 28, 2018 (Unaudited)
Guarantees and indemnifications
Under the Trust’s organizational documents and, in some cases, by contract, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust or its funds. In addition, certain of the Fund’s contracts with its service providers contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Fund cannot be determined, and the Fund has no historical basis for predicting the likelihood of any such claims.
Recent accounting pronouncement
Accounting Standards Update 2017-08 Premium Amortization on Purchased Callable Debt Securities
In March 2017, the Financial Accounting Standards Board issued Accounting Standards Update (ASU) No. 2017-08 Premium Amortization on Purchased Callable Debt Securities. ASU No. 2017-08 updates the accounting standards to shorten the amortization period for certain purchased callable debt securities, held at a premium, to be amortized to the earliest call date. The update applies to securities with explicit, noncontingent call features that are callable at fixed prices and on preset dates. The standard is effective for annual periods beginning after December 15, 2018 and interim periods within those fiscal years. At this time, management is evaluating the implication of this guidance and the impact it will have on the financial statement amounts and footnote disclosures, if any.
Note 3. Fees and other transactions with affiliates
Management services fees
The Fund has entered into a Management Agreement with Columbia Management Investment Advisers, LLC (the Investment Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial). Under the Management Agreement, the Investment Manager provides the Fund with investment research and advice, as well as administrative and accounting services. The Investment Manager is responsible for the ultimate oversight of investments made by the Fund. The Fund’s subadvisers (see Subadvisory agreement below) have the primary responsibility for the day-to-day portfolio management of their portion of the Fund. The management services fee is an annual fee that is equal to a percentage of the Fund’s daily net assets that declines from 0.50% to 0.34% as the Fund’s net assets increase. The annualized effective management services fee rate, net of waivers, for the six months ended February 28, 2018 was 0.46% of the Fund’s average daily net assets.
The Investment Manager has voluntarily agreed to waive a portion of the management services fee on Fund assets that are invested in affiliated mutual funds, exchange-traded funds and closed-end funds that pay a management services fee, or where applicable, an advisory fee to the Investment Manager. The Investment Manager, in its discretion, may revise or discontinue this arrangement at any time.
Subadvisory agreement
The Investment Manager has entered into Subadvisory Agreements with Loomis Sayles & Company, L.P., PGIM, Inc., the asset management arm of Prudential Financial and TCW Investment Management Company, LLC, each of which, together with the Investment Manager, manage a portion of the assets of the Fund. New investments in the Fund, net of any redemptions, are allocated in accordance with the Investment Manager’s determination, subject to the oversight of the Fund’s Board of Trustees. Each subadviser’s proportionate share of investments in the Fund may also vary due to market fluctuations. The Investment Manager compensates each subadviser to manage the investment of the Fund’s assets.
Compensation of board members
Members of the Board of Trustees who are not officers or employees of the Investment Manager or Ameriprise Financial are compensated for their services to the Fund as disclosed in the Statement of Operations. These members of the Board of Trustees may participate in a Deferred Compensation Plan (the Plan) which may be terminated at any time. Obligations of the Plan will be paid solely out of the Fund’s assets, and all amounts payable under the Plan constitute a general unsecured obligation of the Fund.
72	Multi-Manager Total Return Bond Strategies Fund | Semiannual Report 2018

Notes to Financial Statements  (continued)
February 28, 2018 (Unaudited)
Compensation of Chief Compliance Officer
The Board of Trustees has appointed a Chief Compliance Officer to the Fund in accordance with federal securities regulations. As disclosed in the Statement of Operations, a portion of the Chief Compliance Officer’s total compensation is allocated to the Fund, along with other allocations to affiliated funds governed by the Board of Trustees, based on relative net assets.
Transfer agency fees
Under a Transfer and Dividend Disbursing Agent Agreement, Columbia Management Investment Services Corp. (the Transfer Agent), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, is responsible for providing transfer agency services to the Fund. The Transfer Agent has contracted with DST Asset Manager Solutions, Inc. (DST) to serve as sub-transfer agent. The Transfer Agent pays the fees of DST for services as sub-transfer agent and DST is not entitled to reimbursement for such fees from the Fund (with the exception of out-of-pocket fees).
The Fund pays the Transfer Agent a monthly transfer agency fee based on the number or the average value of accounts, depending on the type of account. In addition, the Fund pays the Transfer Agent a fee for shareholder services based on the number of accounts or on a percentage of the average aggregate value of the Fund’s shares maintained in omnibus accounts up to the lesser of the amount charged by the financial intermediary or a cap established by the Board of Trustees from time to time.
The Transfer Agent also receives compensation from the Fund for various shareholder services and reimbursements for certain out-of-pocket fees.
For the six months ended February 28, 2018, the Fund’s annualized effective transfer agency fee rates as a percentage of average daily net assets of each class were as follows:
Effective rate (%)
Class A	0.05
Institutional Class	0.05
Distribution and service fees
The Fund has entered into an agreement with Columbia Management Investment Distributors, Inc. (the Distributor), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, for distribution and shareholder services. The Board of Trustees has approved, and the Fund has adopted, distribution and shareholder service plans (the Plans) applicable to certain share classes, which set the distribution and service fees for the Fund. These fees are calculated daily and are intended to compensate the Distributor and/or eligible selling and/or servicing agents for selling shares of the Fund and providing services to investors.
The Fund may pay distribution fee of up to 0.25% of the Fund’s average daily net assets attributable to Class A shares and a service fee of up to 0.25% of the Fund’s average daily net assets attributable to Class A shares, provided that the aggregate fee shall not exceed 0.25% of the Fund’s average daily net assets attributable to Class A shares.
Expenses waived/reimbursed by the Investment Manager and its affiliates
The Investment Manager and certain of its affiliates have contractually agreed to waive fees and/or reimburse expenses (excluding certain fees and expenses described below) for the period(s) disclosed below, unless sooner terminated at the sole discretion of the Board of Trustees, so that the Fund’s net operating expenses, after giving effect to fees waived/expenses reimbursed and any balance credits and/or overdraft charges from the Fund’s custodian, do not exceed the following annual rate(s) as a percentage of the class’ average daily net assets:
Fee rate(s) contractual through December 31, 2018
Class A	0.86%
Institutional Class	0.61
Multi-Manager Total Return Bond Strategies Fund | Semiannual Report 2018	73

Notes to Financial Statements  (continued)
February 28, 2018 (Unaudited)
Under the agreement governing these fee waivers and/or expense reimbursement arrangements, the following fees and expenses are excluded from the waiver/reimbursement commitment, and therefore will be paid by the Fund, if applicable: taxes (including foreign transaction taxes), expenses associated with investments in affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange-traded funds), transaction costs and brokerage commissions, costs related to any securities lending program, dividend expenses associated with securities sold short, inverse floater program fees and expenses, transaction charges and interest on borrowed money, interest, infrequent and/or unusual expenses and any other expenses the exclusion of which is specifically approved by the Board of Trustees. This agreement may be modified or amended only with approval from the Investment Manager, certain of its affiliates and the Fund. Any fees waived and/or expenses reimbursed under the expense reimbursement arrangements described above are not recoverable by the Investment Manager or its affiliates in future periods.
Note 4. Federal tax information
The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP because of temporary or permanent book to tax differences.
At February 28, 2018, the approximate cost of all investments for federal income tax purposes and the aggregate gross approximate unrealized appreciation and depreciation based on that cost was:
Federal tax cost ($)	Gross unrealized appreciation ($)	Gross unrealized (depreciation) ($)	Net unrealized (depreciation) ($)
8,345,153,000	78,320,000	(157,876,000)	(79,556,000)
Management of the Fund has concluded that there are no significant uncertain tax positions in the Fund that would require recognition in the financial statements. However, management’s conclusion may be subject to review and adjustment at a later date based on factors including, but not limited to, new tax laws, regulations, and administrative interpretations (including relevant court decisions). Generally, the Fund’s federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.
Note 5. Portfolio information
The cost of purchases and proceeds from sales of securities, excluding short-term investments and derivatives, if any, aggregated to $15,554,268,148 and $15,113,332,634, respectively, for the six months ended February 28, 2018, of which $8,723,766,032 and $8,691,920,417, respectively, were U.S. government securities. The amount of purchase and sale activity impacts the portfolio turnover rate reported in the Financial Highlights.
Note 6. Affiliated money market fund
The Fund invests in Columbia Short-Term Cash Fund, an affiliated money market fund established for the exclusive use by the Fund and other affiliated funds (the Affiliated MMF). The income earned by the Fund from such investments is included as Dividends - affiliated issuers in the Statement of Operations. As an investing fund, the Fund indirectly bears its proportionate share of the expenses of the Affiliated MMF. The Affiliated MMF prices its shares with a floating net asset value. In addition, the Board of Trustees of the Affiliated MMF may impose a fee on redemptions (sometimes referred to as a liquidity fee) or temporarily suspend redemptions (sometimes referred to as imposing a redemption gate) in the event its liquidity falls below regulatory limits.
Note 7. Line of credit
The Fund has access to a revolving credit facility with a syndicate of banks led by Citibank, N.A., HSBC Bank USA, N.A. and JPMorgan Chase Bank, N.A. whereby the Fund may borrow for the temporary funding of shareholder redemptions or for other temporary or emergency purposes. The credit facility, which is a collective agreement between the Fund and certain other funds managed by the Investment Manager, severally and not jointly, permits collective borrowings up to $1 billion. Interest is charged to each participating fund based on its borrowings at a rate equal to the higher of (i) the overnight federal funds rate
74	Multi-Manager Total Return Bond Strategies Fund | Semiannual Report 2018

Notes to Financial Statements  (continued)
February 28, 2018 (Unaudited)
plus 1.00% or (ii) the one-month LIBOR rate plus 1.00%. Each borrowing under the credit facility matures no later than 60 days after the date of borrowing. The Fund also pays a commitment fee equal to its pro rata share of the amount of the credit facility at a rate of 0.15% per annum. The commitment fee is included in other expenses in the Statement of Operations.
The Fund had no borrowings during the six months ended February 28, 2018.
Note 8. Significant risks
Shareholder concentration risk
At February 28, 2018, affiliated shareholders of record owned 100.0% of the outstanding shares of the Fund in one or more accounts. Subscription and redemption activity by concentrated accounts may have a significant effect on the operations of the Fund. In the case of a large redemption, the Fund may be forced to sell investments at inopportune times, including its liquid positions, which may result in Fund losses and the Fund holding a higher percentage of less liquid positions. Large redemptions could result in decreased economies of scale and increased operating expenses for non-redeeming Fund shareholders.
Credit risk
Credit risk is the risk that the value of debt securities in the Fund’s portfolio may decline because the issuer may default and fail to pay interest or repay principal when due. Rating agencies assign credit ratings to debt securities to indicate their credit risk. Lower rated or unrated debt securities held by the Fund may present increased credit risk as compared to higher-rated debt securities.
Derivatives risk
Losses involving derivative instruments may be substantial, because a relatively small price movement in the underlying security(ies), commodity, currency or index or other instrument or asset may result in a substantial loss for the Fund. In addition to the potential for increased losses, the use of derivative instruments may lead to increased volatility within the Fund. Derivatives will typically increase the Fund’s exposure to principal risks to which it is otherwise exposed, and may expose the Fund to additional risks, including correlation risk, counterparty risk, hedging risk, leverage risk and liquidity risk.
Interest rate risk
Interest rate risk is the risk of losses attributable to changes in interest rates. In general, if prevailing interest rates rise, the values of debt securities tend to fall, and if interest rates fall, the values of debt securities tend to rise. Actions by governments and central banking authorities can result in increases in interest rates. Increasing interest rates may negatively affect the value of debt securities held by the Fund, resulting in a negative impact on the Fund’s performance and net asset value per share. In general, the longer the maturity or duration of a debt security, the greater its sensitivity to changes in interest rates.
Liquidity risk
Liquidity risk is the risk associated with a lack of marketability of investments which may make it difficult to sell the investment at a desirable time or price. Changing regulatory, market or other conditions or environments (for example, the interest rate or credit environments) may adversely affect the liquidity of the Fund’s investments. The Fund may have to accept a lower selling price for the holding, sell other investments, or forego another, more appealing investment opportunity. Generally, the less liquid the market at the time the Fund sells a portfolio investment, the greater the risk of loss or decline of value to the Fund. A less liquid market can lead to an increase in Fund redemptions, which may negatively impact Fund performance and net asset value per share, including, for example, if the Fund is forced to sell securities in a down market.
Mortgage- and other asset-backed securities risk
The value of any mortgage-backed and other asset-backed securities held by the Fund may be affected by, among other things, changes or perceived changes in: interest rates; factors concerning the interests in and structure of the issuer or the originator of the mortgages or other assets; the creditworthiness of the entities that provide any supporting letters of credit, surety bonds or other credit enhancements; or the market’s assessment of the quality of underlying assets. Payment of
Multi-Manager Total Return Bond Strategies Fund | Semiannual Report 2018	75

Notes to Financial Statements  (continued)
February 28, 2018 (Unaudited)
principal and interest on some mortgage-backed securities (but not the market value of the securities themselves) may be guaranteed by the full faith and credit of a particular U.S. Government agency, authority, enterprise or instrumentality, and some, but not all, are also insured or guaranteed by the U.S. Government. Mortgage-backed securities issued by non-governmental issuers (such as commercial banks, savings and loan institutions, private mortgage insurance companies, mortgage bankers and other secondary market issuers) may entail greater risk than obligations guaranteed by the U.S. Government. Mortgage- and other asset-backed securities are subject to prepayment risk, which is the possibility that the underlying mortgage or other asset may be refinanced or prepaid prior to maturity during periods of declining or low interest rates, causing the Fund to have to reinvest the money received in securities that have lower yields. Rising or high interest rates tend to extend the duration of mortgage- and other asset-backed securities, making their prices more volatile and more sensitive to changes in interest rates.
Note 9. Subsequent events
Management has evaluated the events and transactions that have occurred through the date the financial statements were issued and noted no items requiring adjustment of the financial statements or additional disclosure.
Note 10. Information regarding pending and settled legal proceedings
Ameriprise Financial and certain of its affiliates have historically been involved in a number of legal, arbitration and regulatory proceedings, including routine litigation, class actions, and governmental actions, concerning matters arising in connection with the conduct of their business activities. Ameriprise Financial believes that the Fund is not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the Fund or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Fund. Ameriprise Financial is required to make quarterly (10-Q), annual (10-K) and, as necessary, 8-K filings with the Securities and Exchange Commission (SEC) on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.
There can be no assurance that these matters, or the adverse publicity associated with them, will not result in increased Fund redemptions, reduced sale of Fund shares or other adverse consequences to the Fund. Further, although we believe proceedings are not likely to have a material adverse effect on the Fund or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Fund, these proceedings are subject to uncertainties and, as such, we are unable to estimate the possible loss or range of loss that may result. An adverse outcome in one or more of these proceedings could result in adverse judgments, settlements, fines, penalties or other relief that could have a material adverse effect on the consolidated financial condition or results of operations of Ameriprise Financial.
76	Multi-Manager Total Return Bond Strategies Fund | Semiannual Report 2018

Additional information
The Fund mails one shareholder report to each shareholder address. If you would like more than one report, please call shareholder services at 800.345.6611 and additional reports will be sent to you.
Proxy voting policies and procedures
The policy of the Board of Trustees is to vote the proxies of the companies in which the Fund holds investments consistent with the procedures as stated in the Statement of Additional Information (SAI). You may obtain a copy of the SAI without charge by calling 800.345.6611; contacting your financial intermediary; visiting investor.columbiathreadneedleus.com; or searching the website of the Securities and Exchange Commission (SEC) at sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities is filed with the SEC by August 31st for the most recent 12-month period ending June 30th of that year, and is available without charge by visiting investor.columbiathreadneedleus.com, or searching the website of the SEC at sec.gov.
Quarterly schedule of investments
The Fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Form N-Q is available on the SEC’s website at sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 800.SEC.0330. The Fund’s complete schedule of portfolio holdings, as filed on Form N-Q, can also be obtained without charge, upon request, by calling 800.345.6611.
Additional Fund information
For more information about the Fund, please visit investor.columbiathreadneedleus.com or call 800.345.6611. Customer Service Representatives are available to answer your questions Monday through Friday from 8 a.m. to 7 p.m. Eastern time.
Fund investment manager
Columbia Management Investment Advisers, LLC
225 Franklin Street
Boston, MA 02110
Fund distributor
Columbia Management Investment Distributors, Inc.
225 Franklin Street
Boston, MA 02110
Fund transfer agent
Columbia Management Investment Services Corp.
P.O. Box 8081
Boston, MA 02266-8081
Multi-Manager Total Return Bond Strategies Fund | Semiannual Report 2018	77

Multi-Manager Total Return Bond Strategies Fund
P.O. Box 8081
Boston, MA 02266-8081

Please read and consider the investment objectives, risks, charges and expenses for any fund carefully before investing. For a prospectus and summary prospectus, which contains this and other important information about the Fund, go to
investor.columbiathreadneedleus.com. The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.
Columbia Threadneedle Investments (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies. All rights reserved. Columbia Management Investment Distributors, Inc., 225 Franklin Street, Boston, MA 02110-2804
© 2018 Columbia Management Investment Advisers, LLC.
investor.columbiathreadneedleus.com
SAR101_08_H01_(04/18)

SemiAnnual Report
February 28, 2018
Multi-Manager Small Cap Equity Strategies Fund
Not FDIC Insured • No bank guarantee • May lose value

President’s Message
Dear Shareholders,
The year 2017 was an extraordinary year in the financial markets. The S&P 500 Index didn’t experience a single down month and returned over 20% during the 12-month period. The index continued this trend into January 2018, which marked the fastest start for the index ever. Low volatility, which had been a feature of the U.S. equity market for the last several years, along with the surge in the S&P 500 Index, seemingly drove investor sentiment to very high levels. This arguably set the stage for an overdue correction, which we witnessed in February 2018.
A return to volatility
There have been few periods of market upheaval such as were experienced in the first part of 2018. While investors were taken by surprise by the sudden and pronounced market swings, the return to some level of volatility actually marked a resumption of relatively normal market conditions. Having said that, it’s important to distinguish between a good technical correction where excess enthusiasm in the marketplace is being let out, versus a real change in the underlying fundamentals – things like an underperforming economy or weaker corporate earnings. Our view is that the recent market volatility falls into the former category, and the fundamentals remain strong. We’re continuing to see improvements in global economic activity, and we’re seeing corporate earnings expectations continue to rise – and not just because of tax reform.
Consistency is more important than ever
It’s important to keep in mind that when it comes to long-term investing, it’s the destination, not the journey that matters most. If you have a financial goal that you’ve worked out with your financial advisor, and you have a good asset allocation plan to reach it, it’s a question of sticking with your plan rather than become focused on near-term volatility. Bouts of volatility are normal. After all, it’s hard to cross the ocean without hitting an occasional rough patch. You need to focus on the destination.
One final thought. In weathering volatility, it’s the consistency of the return that is essential. Investors who chase higher returns are usually the first to sell when an investment goes through a bad patch, and they therefore don’t tend to benefit from the recovery. More disciplined investors who perhaps panic less or not at all during periods of volatility, tend to have improved long-term results and are more likely to reach their financial goals. Nothing is more important to us than making sure those who have entrusted us to protect and grow their assets are able to do what matters most to them.
Your success is our priority. Talk to your financial advisor about how working with Columbia Threadneedle Investments may help you position your portfolio for consistent, sustainable outcomes, no matter the market conditions.
Sincerely,
Christopher O. Petersen
President, Columbia Funds
The S&P 500 Index, an unmanaged index, measures the performance of 500 widely held, large-capitalization U.S. stocks and is frequently used as a general measure of market performance. Past performance is no guarantee of future results.
Columbia Funds are distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.
© 2018 Columbia Management Investment Advisers, LLC. All rights reserved.
Multi-Manager Small Cap Equity Strategies Fund   |  Semiannual Report 2018

Multi-Manager Small Cap Equity Strategies Fund  |  Semiannual Report 2018

Fund at a Glance
(Unaudited)
Investment objective
Multi-Manager Small Cap Equity Strategies Fund (the Fund) seeks long-term capital appreciation.
Portfolio management
BMO Asset Management Corp.
David Corris, CFA
Thomas Lettenberger, CFA
Columbia Management Investment Advisers, LLC
Christian Stadlinger, Ph.D, CFA
Jarl Ginsberg, CFA, CAIA
Conestoga Capital Advisors, LLC
Robert Mitchell
Joseph Monahan, CFA
Dalton, Greiner, Hartman, Maher & Co., LLC
Bruce Geller, CFA
Jeffrey Baker, CFA
Peter Gulli, CFA
Edward Turville, CFA
EAM Investors, LLC
Montie Weisenberger
Travis Prentice
Morningstar style boxTM
The Morningstar Style Box is based on a fund’s portfolio holdings. For equity funds, the vertical axis shows the market capitalization of the stocks owned, and the horizontal axis shows investment style (value, blend, or growth). Information shown is based on the most recent data provided by Morningstar.
© 2018 Morningstar, Inc. All rights reserved. The Morningstar information contained herein: (1) is proprietary to Morningstar and/or its content providers; (2) may not be copied or distributed; and (3) is not warranted to be accurate, complete or timely. Neither Morningstar nor its content providers are responsible for any damages or losses arising from any use of this information.
Average annual total returns (%) (for the period ended February 28, 2018)
	Inception	6 Months cumulative	1 Year	5 Years	Life
Class A	04/20/12	7.68	10.51	11.87	12.32
Institutional Class*	01/03/17	7.84	10.83	11.94	12.37
Russell 2000 Index		8.30	10.51	12.19	12.93
All results shown assume reinvestment of distributions during the period. Returns do not reflect the deduction of taxes that a shareholder may pay on Fund distributions or on the redemption of Fund shares. Performance results reflect the effect of any fee waivers or reimbursements of Fund expenses by Columbia Management Investment Advisers, LLC and/or any of its affiliates. Absent these fee waivers or expense reimbursement arrangements, performance results would have been lower. Effective November 1, 2017, Class Z shares were renamed Institutional Class shares.
The performance information shown represents past performance and is not a guarantee of future results. The investment return and principal value of your investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance information shown. You may obtain performance information current to the most recent month-end by contacting your financial intermediary, visiting investor.columbiathreadneedleus.com or calling 800.345.6611.
*	The returns shown for periods prior to the share class inception date (including returns for the Life of the Fund, if shown, which are since Fund inception) include the returns of the Fund’s oldest share class. These returns are adjusted to reflect any higher class-related operating expenses of the newer share classes, as applicable. Please visit investor.columbiathreadneedleus.com/investment-products/mutual-funds/appended-performance for more information.
The Russell 2000 Index measures the performance of the small-cap segment of the U.S. equity universe. The Russell 2000 is a subset of the Russell 3000 Index representing approximately 10% of the total market capitalization of that index. It includes the securities of approximately 2,000 of the smallest companies in the Russell 3000 Index based on a combination of their market capitalization and current index membership.
Indices are not available for investment, are not professionally managed and do not reflect sales charges, fees, brokerage commissions, taxes or other expenses of investing. Securities in the Fund may not match those in an index.
2	Multi-Manager Small Cap Equity Strategies Fund | Semiannual Report 2018

Fund at a Glance   (continued)
(Unaudited)
Top 10 holdings (%) (at February 28, 2018)
iShares Russell 2000 Growth ETF	5.0
American Eagle Outfitters, Inc.	0.8
Ligand Pharmaceuticals, Inc.	0.7
Simpson Manufacturing Co., Inc.	0.7
Sandy Spring Bancorp, Inc.	0.7
Grand Canyon Education, Inc.	0.7
Neogen Corp.	0.7
CNO Financial Group, Inc.	0.7
Cantel Medical Corp.	0.6
Hancock Holding Co.	0.6
Percentages indicated are based upon total investments (excluding Money Market Funds).
For further detail about these holdings, please refer to the section entitled “Portfolio of Investments.”
Fund holdings are as of the date given, are subject to change at any time, and are not recommendations to buy or sell any security.
Portfolio breakdown (%) (at February 28, 2018)
Common Stocks	92.1
Exchange-Traded Funds	4.8
Money Market Funds	3.1
Total	100.0
Percentages indicated are based upon total investments. The Fund’s portfolio composition is subject to change.
Equity sector breakdown (%) (at February 28, 2018)
Consumer Discretionary	11.1
Consumer Staples	1.8
Energy	4.4
Financials	20.2
Health Care	15.0
Industrials	18.2
Information Technology	15.8
Materials	5.2
Real Estate	4.9
Telecommunication Services	0.3
Utilities	3.1
Total	100.0
Percentages indicated are based upon total equity investments. The Fund’s portfolio composition is subject to change.

Multi-Manager Small Cap Equity Strategies Fund | Semiannual Report 2018	3

Understanding Your Fund’s Expenses
(Unaudited)
As an investor, you incur two types of costs. There are transaction costs, which may include redemption fees. There are also ongoing costs, which generally include management fees, distribution and/or service fees, and other fund expenses. The following information is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to help you compare these costs with the ongoing costs of investing in other mutual funds.
Analyzing your Fund’s expenses
To illustrate these ongoing costs, we have provided examples and calculated the expenses paid by investors in each share class of the Fund during the period. The actual and hypothetical information in the table is based on an initial investment of $1,000 at the beginning of the period indicated and held for the entire period. Expense information is calculated two ways and each method provides you with different information. The amount listed in the “Actual” column is calculated using the Fund’s actual operating expenses and total return for the period. You may use the Actual information, together with the amount invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the results by the expenses paid during the period under the “Actual” column. The amount listed in the “Hypothetical” column assumes a 5% annual rate of return before expenses (which is not the Fund’s actual return) and then applies the Fund’s actual expense ratio for the period to the hypothetical return. You should not use the hypothetical account values and expenses to estimate either your actual account balance at the end of the period or the expenses you paid during the period. See “Compare with other funds” below for details on how to use the hypothetical data.
Compare with other funds
Since all mutual funds are required to include the same hypothetical calculations about expenses in shareholder reports, you can use this information to compare the ongoing cost of investing in the Fund with other funds. To do so, compare the hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. As you compare hypothetical examples of other funds, it is important to note that hypothetical examples are meant to highlight the ongoing costs of investing in a fund only and do not reflect any transaction costs, such as redemption or exchange fees. Therefore, the hypothetical calculations are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. If transaction costs were included in these calculations, your costs would be higher.
September 1, 2017 — February 28, 2018
	Account value at the beginning of the period ($)		Account value at the end of the period ($)		Expenses paid during the period ($)		Fund’s annualized expense ratio (%)
	Actual	Hypothetical	Actual	Hypothetical	Actual	Hypothetical	Actual
Class A	1,000.00	1,000.00	1,076.80	1,018.15	6.90	6.71	1.34
Institutional Class (formerly Class Z)	1,000.00	1,000.00	1,078.40	1,019.39	5.62	5.46	1.09
Expenses paid during the period are equal to the annualized expense ratio for each class as indicated above, multiplied by the average account value over the period and then multiplied by the number of days in the Fund’s most recent fiscal half year and divided by 365.
Expenses do not include fees and expenses incurred indirectly by the Fund from its investment in underlying funds, including affiliated and non-affiliated pooled investment vehicles, such as mutual funds and exchange-traded funds.
Had Columbia Management Investment Advisers, LLC and/or certain of its affiliates not waived/reimbursed certain fees and expenses, account value at the end of the period would have been reduced.
The Fund is offered only through certain wrap fee programs sponsored and/or managed by Ameriprise Financial, Inc. or its affiliates. Participants in wrap fee programs pay other fees that are not included in the above table. Please refer to the wrap program documents for information about the fees charged.
4	Multi-Manager Small Cap Equity Strategies Fund | Semiannual Report 2018

Portfolio of Investments
February 28, 2018 (Unaudited)
(Percentages represent value of investments compared to net assets)
Common Stocks 92.3%
Issuer	Shares	Value ($)
Consumer Discretionary 10.2%
Auto Components 2.1%
Cooper Tire & Rubber Co.	93,717	2,938,028
Cooper-Standard Holding, Inc.(a)	39,436	4,804,882
Dana, Inc.	85,860	2,281,300
Dorman Products, Inc.(a)	68,125	4,700,625
Fox Factory Holding Corp.(a)	156,450	5,874,698
Modine Manufacturing Co.(a)	56,087	1,290,001
Stoneridge, Inc.(a)	66,478	1,446,561
Tower International, Inc.	66,000	1,722,600
Visteon Corp.(a)	9,814	1,215,366
Total		26,274,061
Distributors 0.1%
Pool Corp.	9,105	1,256,763
Diversified Consumer Services 1.9%
Adtalem Global Education, Inc.(a)	61,000	2,809,050
Chegg, Inc.(a)	75,919	1,511,547
Grand Canyon Education, Inc.(a)	83,077	8,154,008
K12, Inc.(a)	39,333	587,242
ServiceMaster Global Holdings, Inc.(a)	70,827	3,637,675
Sotheby’s (a)	126,100	5,823,298
Weight Watchers International, Inc.(a)	18,475	1,249,279
Total		23,772,099
Hotels, Restaurants & Leisure 0.6%
Arcos Dorados Holdings, Inc., Class A(a)	145,797	1,392,361
Boyd Gaming Corp.	30,006	1,061,612
Penn National Gaming, Inc.(a)	44,096	1,173,395
Planet Fitness, Inc., Class A(a)	46,654	1,725,265
Red Robin Gourmet Burgers, Inc.(a)	33,000	1,770,450
Total		7,123,083
Household Durables 0.7%
Century Communities, Inc.(a)	40,439	1,203,060
KB Home	91,115	2,528,441
Roku, Inc.(a)	25,277	1,030,543
TopBuild Corp.(a)	19,219	1,338,411
William Lyon Homes, Inc., Class A(a)	97,405	2,462,399
Total		8,562,854
Common Stocks (continued)
Issuer	Shares	Value ($)
Internet & Direct Marketing Retail 0.1%
Shutterfly, Inc.(a)	22,699	1,741,694
Leisure Products 0.1%
Johnson Outdoors, Inc., Class A	14,800	912,272
Media 0.9%
Gray Television, Inc.(a)	123,944	1,710,427
New York Times Co. (The), Class A	58,134	1,401,029
Nexstar Media Group, Inc., Class A	90,852	6,491,376
World Wrestling Entertainment, Inc., Class A	39,530	1,508,070
Total		11,110,902
Multiline Retail 0.1%
Ollie’s Bargain Outlet Holdings, Inc.(a)	19,626	1,164,803
Specialty Retail 3.0%
Aaron’s, Inc.	49,500	2,287,395
American Eagle Outfitters, Inc.	502,507	9,683,310
At Home Group, Inc.(a)	49,605	1,467,812
Boot Barn Holdings, Inc.(a)	83,528	1,471,763
Caleres, Inc.	95,154	2,665,264
Children’s Place, Inc. (The)	21,200	3,016,760
Conn’s, Inc.(a)	31,855	1,041,659
DSW, Inc., Class A	103,717	2,033,890
Five Below, Inc.(a)	20,094	1,343,284
GameStop Corp., Class A	112,528	1,765,564
Genesco, Inc.(a)	81,447	3,200,867
Hibbett Sports, Inc.(a)	111,110	2,861,083
Sleep Number Corp.(a)	103,928	3,579,280
Tailored Brands, Inc.	60,575	1,418,061
Total		37,835,992
Textiles, Apparel & Luxury Goods 0.6%
Deckers Outdoor Corp.(a)	36,514	3,453,494
G-III Apparel Group Ltd.(a)	35,241	1,300,745
Perry Ellis International, Inc.(a)	30,989	826,477
Skechers U.S.A., Inc., Class A(a)	35,638	1,458,307
Total		7,039,023
Total Consumer Discretionary		126,793,546
Consumer Staples 1.7%
Beverages 0.5%
MGP Ingredients, Inc.	80,825	6,782,834

The accompanying Notes to Financial Statements are an integral part of this statement.
Multi-Manager Small Cap Equity Strategies Fund | Semiannual Report 2018	5

Portfolio of Investments  (continued)
February 28, 2018 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Food & Staples Retailing 0.3%
The Chefs’ Warehouse(a)	81,725	1,842,899
United Natural Foods, Inc.(a)	36,000	1,536,120
Total		3,379,019
Food Products 0.1%
Dean Foods Co.	107,715	933,889
Household Products 0.5%
Central Garden & Pet Co., Class A(a)	33,693	1,221,034
WD-40 Co.	37,850	4,719,895
Total		5,940,929
Personal Products 0.3%
Edgewell Personal Care Co.(a)	53,527	2,684,379
Medifast, Inc.	15,848	1,010,944
Total		3,695,323
Total Consumer Staples		20,731,994
Energy 4.1%
Energy Equipment & Services 1.6%
Archrock, Inc.	93,288	886,236
C&J Energy Services, Inc.(a)	49,500	1,188,000
Diamond Offshore Drilling, Inc.(a)	70,000	1,015,000
Dril-Quip, Inc.(a)	90,534	4,078,557
Exterran Corp.(a)	54,147	1,400,783
FTS International, Inc.(a)	56,628	1,150,681
Matrix Service Co.(a)	73,225	1,047,118
Newpark Resources, Inc.(a)	181,630	1,498,447
Patterson-UTI Energy, Inc.	98,000	1,770,860
ProPetro Holding Corp.(a)	73,605	1,187,249
Rowan Companies PLC, Class A(a)	100,257	1,219,125
Solaris Oilfield Infrastructure, Inc., Class A(a)	57,452	966,917
Tetra Technologies, Inc.(a)	334,302	1,213,516
US Silica Holdings, Inc.	46,717	1,209,503
Total		19,831,992
Oil, Gas & Consumable Fuels 2.5%
Abraxas Petroleum Corp.(a)	278,487	598,747
Arch Coal, Inc.	32,000	3,062,720
Bill Barrett Corp.(a)	288,521	1,307,000
Callon Petroleum Co.(a)	296,576	3,134,808
Carrizo Oil & Gas, Inc.(a)	80,737	1,134,355
Common Stocks (continued)
Issuer	Shares	Value ($)
CNX Resources Corp.(a)	262,263	4,214,567
Matador Resources Co.(a)	148,037	4,272,348
Pacific Ethanol, Inc.(a)	183,313	751,583
PBF Energy, Inc., Class A	31,000	908,610
RSP Permian, Inc.(a)	21,746	833,089
SRC Energy, Inc.(a)	262,000	2,323,940
W&T Offshore, Inc.(a)	264,851	1,030,270
WildHorse Resource Development Corp.(a)	67,192	1,140,920
WPX Energy, Inc.(a)	390,746	5,521,241
Total		30,234,198
Total Energy		50,066,190
Financials 18.6%
Banks 10.4%
1st Source Corp.	23,050	1,136,826
Ameris Bancorp	66,500	3,534,475
Associated Banc-Corp.	180,638	4,461,759
BancFirst Corp.	20,744	1,104,618
BancorpSouth Bank	80,373	2,531,749
Bank of Marin Bancorp	8,727	577,291
Bank of NT Butterfield & Son Ltd. (The)	34,726	1,583,853
Banner Corp.	43,524	2,406,007
Cathay General Bancorp	134,237	5,511,771
Central Pacific Financial Corp.	66,038	1,840,479
Community Bank System, Inc.	60,000	3,198,600
Community Trust Bancorp, Inc.	99,653	4,334,905
Customers Bancorp, Inc.(a)	55,311	1,622,825
Fidelity Southern Corp.	32,967	742,087
Financial Institutions, Inc.	21,815	669,721
First Horizon National Corp.	195,974	3,733,305
First Midwest Bancorp, Inc.	148,101	3,587,006
Franklin Financial Network, Inc.(a)	23,098	717,193
Fulton Financial Corp.	244,886	4,432,437
Great Southern Bancorp, Inc.	9,698	469,383
Great Western Bancorp, Inc.	46,921	1,918,600
Hancock Holding Co.	142,296	7,356,703
Hanmi Financial Corp.	62,524	1,910,108
Heartland Financial U.S.A., Inc.	16,607	885,983
Heritage Financial Corp.	39,662	1,179,945
Hilltop Holdings, Inc.	103,806	2,523,524

The accompanying Notes to Financial Statements are an integral part of this statement.
6	Multi-Manager Small Cap Equity Strategies Fund | Semiannual Report 2018

Portfolio of Investments  (continued)
February 28, 2018 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Hope Bancorp, Inc.	87,000	1,571,220
Independent Bank Corp.	49,000	3,400,600
Independent Bank Corp.	26,458	604,565
International Bancshares Corp.	60,216	2,327,348
Investors Bancorp, Inc.	143,310	1,934,685
MB Financial, Inc.	49,000	2,009,490
Old National Bancorp	200,392	3,406,664
Peapack Gladstone Financial Corp.	25,515	841,485
Peoples Bancorp, Inc.	17,329	597,677
Preferred Bank/Los Angeles	36,985	2,305,275
Prosperity Bancshares, Inc.	35,000	2,625,000
Renasant Corp.	78,000	3,257,280
S&T Bancorp, Inc.	28,546	1,126,425
Sandy Spring Bancorp, Inc.	221,759	8,595,379
Sterling Bancorp	157,000	3,650,250
TCF Financial Corp.	91,000	2,029,300
Trico Bancshares	37,707	1,408,356
UMB Financial Corp.	40,000	2,920,000
Umpqua Holdings Corp.	151,991	3,238,928
Union Bankshares Corp.	93,000	3,476,340
United Community Banks, Inc.	82,320	2,544,511
WesBanco, Inc.	58,322	2,403,450
Western Alliance Bancorp(a)	39,000	2,279,940
Wintrust Financial Corp.	72,255	6,106,270
Total		128,631,591
Capital Markets 2.1%
Evercore, Inc., Class A	11,000	1,023,550
Greenhill & Co., Inc.	178,190	3,626,167
Houlihan Lokey, Inc.	61,000	2,831,620
Legg Mason, Inc.	98,250	3,921,157
LPL Financial Holdings, Inc.	25,419	1,633,679
Moelis & Co., ADR, Class A	51,000	2,588,250
Stifel Financial Corp.	54,409	3,475,103
Virtu Financial, Inc. Class A	96,924	2,878,643
Westwood Holdings Group, Inc.	72,200	3,923,348
Total		25,901,517
Common Stocks (continued)
Issuer	Shares	Value ($)
Consumer Finance 0.6%
Encore Capital Group, Inc.(a)	40,000	1,712,000
Green Dot Corp., Class A(a)	23,498	1,530,425
Nelnet, Inc., Class A	24,359	1,348,027
SLM Corp.(a)	223,000	2,432,930
Total		7,023,382
Insurance 2.6%
American Equity Investment Life Holding Co.	164,484	5,034,855
AMERISAFE, Inc.	28,500	1,596,000
Argo Group International Holdings Ltd.	74,699	4,351,217
CNO Financial Group, Inc.	347,845	7,840,426
Employers Holdings, Inc.	147,724	5,783,395
Horace Mann Educators Corp.	91,982	3,785,059
MBIA, Inc.(a)	267,000	2,133,330
Safety Insurance Group, Inc.	16,992	1,212,379
Selective Insurance Group, Inc.	16,148	918,014
Total		32,654,675
Mortgage Real Estate Investment Trusts (REITS) 0.2%
Blackstone Mortgage Trust, Inc.	43,500	1,350,675
Invesco Mortgage Capital, Inc.	47,000	722,390
Total		2,073,065
Thrifts & Mortgage Finance 2.7%
BofI Holding, Inc.(a)	79,000	2,938,010
Essent Group Ltd.(a)	29,405	1,325,871
First Defiance Financial Corp.	12,227	650,599
HomeStreet, Inc.(a)	46,223	1,326,600
LendingTree, Inc.(a)	3,831	1,335,104
MGIC Investment Corp.(a)	265,000	3,654,350
NMI Holdings, Inc., Class A(a)	142,264	2,823,940
Provident Financial Services, Inc.	166,544	4,143,615
Radian Group, Inc.	236,088	4,844,526
TrustCo Bank Corp.	135,784	1,154,164
Walker & Dunlop, Inc.	41,525	2,006,903
Washington Federal, Inc.	148,203	5,142,644
WSFS Financial Corp.	61,000	2,909,700
Total		34,256,026
Total Financials		230,540,256

The accompanying Notes to Financial Statements are an integral part of this statement.
Multi-Manager Small Cap Equity Strategies Fund | Semiannual Report 2018	7

Portfolio of Investments  (continued)
February 28, 2018 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Health Care 13.8%
Biotechnology 4.1%
Alder Biopharmaceuticals, Inc.(a)	48,300	671,370
Array BioPharma, Inc.(a)	87,923	1,522,826
Avexis, Inc.(a)	10,334	1,278,626
bluebird bio, Inc.(a)	19,195	3,858,195
Blueprint Medicines Corp.(a)	14,594	1,263,257
Catalyst Pharmaceuticals, Inc.(a)	305,983	976,086
Emergent Biosolutions, Inc.(a)	37,320	1,854,804
Enanta Pharmaceuticals, Inc.(a)	30,830	2,423,855
Esperion Therapeutics, Inc.(a)	22,206	1,785,585
Global Blood Therapeutics, Inc.(a)	24,433	1,432,995
GlycoMimetics, Inc.(a)	69,048	1,588,795
Heron Therapeutics, Inc.(a)	59,332	1,207,406
Immunogen, Inc.(a)	123,662	1,373,885
Immunomedics, Inc.(a)	45,800	774,478
Iovance Biotherapeutics, Inc.(a)	96,772	1,678,994
Ligand Pharmaceuticals, Inc.(a)	58,402	8,870,680
Madrigal Pharmaceuticals, Inc.(a)	12,103	1,525,462
Myriad Genetics, Inc.(a)	62,979	2,041,779
Neurocrine Biosciences, Inc.(a)	20,554	1,735,374
PDL BioPharma, Inc.(a)	320,828	769,987
Pieris Pharmaceuticals, Inc.(a)	153,287	1,306,005
Repligen Corp.(a)	162,000	5,554,980
Sage Therapeutics, Inc.(a)	10,723	1,730,263
Sangamo Therapeutics, Inc.(a)	70,022	1,677,027
Sarepta Therapeutics(a)	26,747	1,678,909
Total		50,581,623
Health Care Equipment & Supplies 4.3%
Abaxis, Inc.	21,014	1,401,003
Analogic Corp.	26,296	2,195,716
Angiodynamics, Inc.(a)	44,806	729,890
AxoGen, Inc.(a)	42,675	1,246,110
Cantel Medical Corp.	64,500	7,501,995
CONMED Corp.	24,178	1,463,494
Cutera, Inc.(a)	28,382	1,278,609
Globus Medical, Inc., Class A(a)	31,558	1,503,423
Haemonetics Corp.(a)	20,751	1,471,246
Inogen, Inc.(a)	9,929	1,199,622
Common Stocks (continued)
Issuer	Shares	Value ($)
Insulet Corp.(a)	18,254	1,370,693
Integer Holdings Corp.(a)	48,364	2,468,982
iRhythm Technologies, Inc.(a)	21,753	1,351,949
Lantheus Holdings, Inc.(a)	33,844	517,813
LeMaitre Vascular, Inc.	131,000	4,553,560
LivaNova PLC(a)	14,000	1,256,360
Merit Medical Systems, Inc.(a)	150,063	6,827,867
Natus Medical, Inc.(a)	33,643	1,047,980
Neogen Corp.(a)	139,882	8,150,924
Novocure Ltd.(a)	63,449	1,303,877
Orthofix International NV(a)	38,432	2,152,576
Quidel Corp.(a)	24,536	1,070,260
ViewRay, Inc.(a)	143,078	1,188,978
Total		53,252,927
Health Care Providers & Services 1.1%
Almost Family, Inc.(a)	42,000	2,475,900
LHC Group, Inc.(a)	95,716	6,162,196
Magellan Health, Inc.(a)	13,759	1,388,283
Molina Healthcare, Inc.(a)	15,000	1,084,500
National Research Corp., Class A	51,375	1,453,913
National Research Corp., Class B	9,560	478,956
Triple-S Management Corp., Class B(a)	27,054	657,412
Total		13,701,160
Health Care Technology 2.3%
Allscripts Healthcare Solutions, Inc.(a)	508,160	7,048,179
HealthStream, Inc.(a)	162,915	3,936,026
Medidata Solutions, Inc.(a)	68,475	4,496,069
Omnicell, Inc.(a)	167,600	7,315,740
Tabula Rasa HealthCare, Inc.(a)	39,152	1,265,001
Teladoc, Inc.(a)	31,259	1,253,486
Vocera Communications, Inc.(a)	127,430	3,504,325
Total		28,818,826
Life Sciences Tools & Services 0.4%
Bio-Techne Corp.	25,700	3,632,438
Pra Health Sciences, Inc.(a)	10,922	917,448
Total		4,549,886

The accompanying Notes to Financial Statements are an integral part of this statement.
8	Multi-Manager Small Cap Equity Strategies Fund | Semiannual Report 2018

Portfolio of Investments  (continued)
February 28, 2018 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Pharmaceuticals 1.6%
Collegium Pharmaceutical, Inc.(a)	55,058	1,320,841
Cymabay Therapeutics, Inc.(a)	116,142	1,729,354
Horizon Pharma PLC(a)	175,000	2,551,500
Impax Laboratories, Inc.(a)	129,000	2,631,600
Innoviva, Inc.(a)	67,448	1,046,119
Intersect ENT, Inc.(a)	37,564	1,384,233
MyoKardia, Inc.(a)	23,145	1,347,039
Nektar Therapeutics(a)	31,785	2,751,310
Phibro Animal Health Corp., Class A	49,799	1,914,772
Revance Therapeutics, Inc.(a)	36,507	1,129,892
WaVe Life Sciences Ltd.(a)	27,018	1,376,567
Zogenix, Inc.(a)	27,895	1,182,748
Total		20,365,975
Total Health Care		171,270,397
Industrials 16.8%
Aerospace & Defense 1.2%
BWX Technologies, Inc.	21,532	1,355,655
Cubic Corp.	20,263	1,244,148
Curtiss-Wright Corp.	23,776	3,209,285
KLX, Inc.(a)	36,390	2,462,875
Moog, Inc., Class A(a)	73,509	6,162,259
Total		14,434,222
Air Freight & Logistics 0.4%
Forward Air Corp.	63,159	3,410,586
XPO Logistics, Inc.(a)	15,131	1,489,344
Total		4,899,930
Airlines 0.5%
Hawaiian Holdings, Inc.	82,168	2,958,048
Skywest, Inc.	60,500	3,315,400
Total		6,273,448
Building Products 2.5%
AAON, Inc.	184,350	6,774,863
Armstrong World Industries, Inc.(a)	36,500	2,200,950
Builders FirstSource, Inc.(a)	71,458	1,370,564
Caesarstone Ltd.	72,426	1,568,023
Continental Building Product(a)	131,485	3,576,392
Common Stocks (continued)
Issuer	Shares	Value ($)
Simpson Manufacturing Co., Inc.	158,671	8,777,680
Trex Co., Inc.(a)	65,700	6,793,380
Total		31,061,852
Commercial Services & Supplies 2.0%
ABM Industries, Inc.	194,574	6,841,222
ACCO Brands Corp.	147,572	1,866,786
Deluxe Corp.	36,000	2,556,000
Healthcare Services Group, Inc.	119,550	5,431,156
Herman Miller, Inc.	56,093	2,013,739
Kimball International, Inc., Class B	45,133	741,535
Rollins, Inc.	82,125	4,128,424
Unifirst Corp.	10,548	1,638,104
Total		25,216,966
Construction & Engineering 1.2%
EMCOR Group, Inc.	61,580	4,699,170
Granite Construction, Inc.	41,000	2,382,100
MasTec, Inc.(a)	52,000	2,649,400
Quanta Services, Inc.(a)	133,736	4,605,868
Total		14,336,538
Electrical Equipment 0.3%
Atkore International Group, Inc.(a)	147,387	3,204,193
Machinery 4.5%
Barnes Group, Inc.	41,500	2,502,865
Chart Industries, Inc.(a)	26,297	1,449,228
Columbus McKinnon Corp.	27,309	969,470
Douglas Dynamics, Inc.	69,000	3,070,500
EnPro Industries, Inc.	18,387	1,332,322
ESCO Technologies, Inc.	91,499	5,389,291
Global Brass & Copper Holdings, Inc.	115,223	3,260,811
Greenbrier Companies, Inc. (The)	78,696	4,076,453
Hyster-Yale Materials Handling, Inc.	13,123	934,226
John Bean Technologies Corp.	41,326	4,576,854
Kadant, Inc.	12,313	1,174,660
Kennametal, Inc.	60,000	2,472,000
Meritor, Inc.(a)	53,702	1,315,699
Milacron Holdings Corp.(a)	70,561	1,512,122
Mueller Industries, Inc.	93,496	2,476,709
Navistar International Corp.(a)	48,500	1,810,020

The accompanying Notes to Financial Statements are an integral part of this statement.
Multi-Manager Small Cap Equity Strategies Fund | Semiannual Report 2018	9

Portfolio of Investments  (continued)
February 28, 2018 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Oshkosh Corp.	20,500	1,618,065
Proto Labs, Inc.(a)	57,900	6,308,205
RBC Bearings, Inc.(a)	7,869	948,215
SPX FLOW, Inc.(a)	30,461	1,485,278
Sun Hydraulics Corp.	120,700	6,266,744
Watts Water Technologies, Inc., Class A	12,941	977,046
Total		55,926,783
Professional Services 2.2%
Exponent, Inc.	93,600	7,277,400
ICF International, Inc.(a)	26,336	1,501,152
Insperity, Inc.	22,954	1,498,896
Korn/Ferry International	34,169	1,432,023
On Assignment, Inc.(a)	79,798	6,119,708
RPX Corp.	146,427	1,468,663
TrueBlue, Inc.(a)	85,131	2,315,563
Wageworks, Inc.(a)	113,075	5,930,784
Total		27,544,189
Road & Rail 0.9%
ArcBest Corp.	70,048	2,318,589
Covenant Transportation Group, Inc., Class A(a)	113,676	2,935,114
Hertz Global Holdings, Inc.(a)	100,000	1,819,000
Knight-Swift Transportation Holdings, Inc.	33,971	1,636,043
Marten Transport Ltd.	50,955	1,103,176
Saia, Inc.(a)	20,977	1,523,979
Total		11,335,901
Trading Companies & Distributors 1.1%
Aircastle Ltd.	93,239	1,816,296
EnviroStar, Inc.	31,325	1,080,712
H&E Equipment Services, Inc.	27,292	1,028,635
Rush Enterprises, Inc., Class A(a)	46,668	1,983,857
SiteOne Landscape Supply, Inc.(a)	98,540	6,783,494
Triton International Ltd.	49,900	1,423,148
Total		14,116,142
Total Industrials		208,350,164
Common Stocks (continued)
Issuer	Shares	Value ($)
Information Technology 14.6%
Communications Equipment 0.3%
Comtech Telecommunications Corp.	46,484	1,027,297
Extreme Networks, Inc.(a)	65,000	741,650
Oclaro, Inc.(a)	178,700	1,281,279
Silicom Ltd.	14,231	902,245
Total		3,952,471
Electronic Equipment, Instruments & Components 2.9%
Benchmark Electronics, Inc.(a)	69,707	2,091,210
II-VI, Inc.(a)	41,000	1,578,500
IPG Photonics Corp.(a)	15,012	3,687,548
Littelfuse, Inc.	6,399	1,327,792
Mesa Laboratories, Inc.	41,317	5,412,527
National Instruments Corp.	30,272	1,530,552
Novanta, Inc.(a)	24,445	1,365,253
Rogers Corp.(a)	52,275	7,178,403
SYNNEX Corp.	13,000	1,607,450
Systemax, Inc.	33,166	947,553
Tech Data Corp.(a)	8,950	924,893
TTM Technologies, Inc.(a)	326,854	5,281,961
Vishay Intertechnology, Inc.	108,385	1,994,284
Zebra Technologies Corp., Class A(a)	10,897	1,505,312
Total		36,433,238
Internet Software & Services 2.6%
2U, Inc.(a)	22,117	1,830,845
Alteryx, Inc., Class A(a)	40,699	1,391,499
Carbonite, Inc.(a)	46,897	1,320,151
CoStar Group, Inc.(a)	7,025	2,403,463
Envestnet, Inc.(a)	22,678	1,249,558
Etsy, Inc.(a)	64,307	1,627,610
Five9, Inc.(a)	51,392	1,560,261
GrubHub, Inc.(a)	20,835	2,071,207
GTT Communications, Inc.(a)	36,398	1,878,137
Instructure, Inc.(a)	39,369	1,708,615
MINDBODY, Inc., Class A(a)	38,017	1,355,306
MuleSoft, Inc., Class A(a)	49,634	1,532,698
New Relic, Inc.(a)	18,903	1,356,857
NIC, Inc.	172,400	2,327,400

The accompanying Notes to Financial Statements are an integral part of this statement.
10	Multi-Manager Small Cap Equity Strategies Fund | Semiannual Report 2018

Portfolio of Investments  (continued)
February 28, 2018 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
SPS Commerce, Inc.(a)	38,600	2,316,772
Stamps.com, Inc.(a)	30,000	5,731,500
XO Group, Inc.(a)	36,741	707,999
Total		32,369,878
IT Services 0.9%
Convergys Corp.	31,668	735,014
CSG Systems International, Inc.	28,389	1,325,198
Perficient, Inc.(a)	52,708	1,026,225
Science Applications International Corp.	31,700	2,294,763
Sykes Enterprises, Inc.(a)	28,727	834,807
Travelport Worldwide Ltd.	183,500	2,614,875
Virtusa Corp.(a)	44,407	2,119,102
Total		10,949,984
Semiconductors & Semiconductor Equipment 2.3%
Cohu, Inc.	117,295	2,349,419
Diodes, Inc.(a)	65,443	1,969,834
Entegris, Inc.	156,358	5,191,086
Ichor Holdings Ltd.(a)	39,000	1,007,760
Kulicke & Soffa Industries, Inc.(a)	72,000	1,677,600
MKS Instruments, Inc.	10,474	1,166,280
Monolithic Power Systems, Inc.	8,729	1,021,817
NVE Corp.	35,750	2,484,982
Rambus, Inc.(a)	267,236	3,396,570
Rudolph Technologies, Inc.(a)	54,801	1,454,967
Silicon Laboratories, Inc.(a)	14,717	1,376,039
Teradyne, Inc.	113,531	5,154,307
Total		28,250,661
Software 5.3%
8x8, Inc.(a)	82,512	1,505,844
ACI Worldwide, Inc.(a)	205,500	4,860,075
Blackbaud, Inc.	68,425	7,014,931
Blackline, Inc.(a)	107,744	4,740,736
Bottomline Technologies de, Inc.(a)	187,900	7,136,442
Descartes Systems Group, Inc. (The)(a)	274,100	7,249,945
Ebix, Inc.	36,982	3,104,639
Everbridge, Inc.(a)	50,262	1,603,860
Fair Isaac Corp.	11,384	1,934,597
HubSpot, Inc.(a)	16,089	1,786,684
Common Stocks (continued)
Issuer	Shares	Value ($)
Paycom Software, Inc.(a)	15,570	1,540,184
Progress Software Corp.	47,758	2,238,418
PROS Holdings, Inc.(a)	194,023	6,082,621
Qualys, Inc.(a)	22,667	1,678,491
Rapid7, Inc.(a)	64,266	1,697,265
RealPage, Inc.(a)	22,739	1,188,113
RingCentral, Inc., Class A(a)	28,426	1,780,889
SailPoint Technologies Holding, Inc.(a)	68,866	1,447,563
Tyler Technologies, Inc.(a)	16,825	3,417,326
Varonis Systems, Inc.(a)	25,928	1,455,857
Zendesk, Inc.(a)	41,505	1,792,186
Total		65,256,666
Technology Hardware, Storage & Peripherals 0.3%
Electronics for Imaging, Inc.(a)	33,900	928,521
Pure Storage, Inc., Class A(a)	76,857	1,665,491
USA Technologies, Inc.(a)	149,461	1,218,107
Total		3,812,119
Total Information Technology		181,025,017
Materials 4.8%
Chemicals 2.6%
A. Schulman, Inc.	20,500	898,925
Balchem Corp.	60,250	4,533,813
Ferro Corp.(a)	48,953	1,047,105
Huntsman Corp.	39,290	1,267,888
Ingevity Corp.(a)	16,940	1,268,975
KMG Chemicals, Inc.	21,628	1,297,031
Koppers Holdings, Inc.(a)	43,122	1,742,129
Kraton Performance Polymers, Inc.(a)	47,713	2,023,508
Minerals Technologies, Inc.	24,713	1,697,783
Olin Corp.	55,000	1,787,500
Orion Engineered Carbons SA	256,858	7,076,438
PolyOne Corp.	101,219	4,181,357
Stepan Co.	24,838	1,989,524
Trinseo SA	19,359	1,540,976
Total		32,352,952

The accompanying Notes to Financial Statements are an integral part of this statement.
Multi-Manager Small Cap Equity Strategies Fund | Semiannual Report 2018	11

Portfolio of Investments  (continued)
February 28, 2018 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Construction Materials 0.2%
Summit Materials, Inc., Class A(a)	33,201	1,050,148
U.S. Concrete, Inc.(a)	25,000	1,818,750
Total		2,868,898
Metals & Mining 1.3%
AK Steel Holding Corp.(a)	235,000	1,212,600
Allegheny Technologies, Inc.(a)	91,500	2,370,765
Carpenter Technology Corp.	54,000	2,750,760
Cleveland-Cliffs, Inc.(a)	156,000	1,096,680
Kaiser Aluminum Corp.	61,651	6,187,911
Materion Corp.	39,500	1,990,800
Total		15,609,516
Paper & Forest Products 0.7%
Boise Cascade Co.	59,326	2,390,838
KapStone Paper and Packaging Corp.	37,000	1,290,930
Louisiana-Pacific Corp.	72,034	2,052,969
Neenah, Inc.	31,500	2,414,475
Total		8,149,212
Total Materials		58,980,578
Real Estate 4.5%
Equity Real Estate Investment Trusts (REITS) 4.1%
American Assets Trust, Inc.	30,090	954,455
Brandywine Realty Trust	447,604	7,009,479
Chesapeake Lodging Trust	66,000	1,706,760
Colony NorthStar, Inc.	367,979	2,862,877
Cousins Properties, Inc.	564,768	4,710,165
DCT Industrial Trust, Inc.	33,365	1,846,753
First Industrial Realty Trust, Inc.	193,453	5,422,487
Hersha Hospitality Trust	341,002	5,728,833
Hudson Pacific Properties, Inc.	49,000	1,546,930
Kite Realty Group Trust	174,890	2,647,834
Mack-Cali Realty Corp.	162,309	2,741,399
Pebblebrook Hotel Trust	47,826	1,626,562
Preferred Apartment Communities, Inc., Class A	117,248	1,633,265
PS Business Parks, Inc.	18,000	1,995,480
Saul Centers, Inc.	12,271	600,420
STAG Industrial, Inc.	70,301	1,600,754
Common Stocks (continued)
Issuer	Shares	Value ($)
Sunstone Hotel Investors, Inc.	263,018	3,795,350
Xenia Hotels & Resorts, Inc.	123,531	2,429,855
Total		50,859,658
Real Estate Management & Development 0.4%
Kennedy-Wilson Holdings, Inc.	301,332	4,926,778
Total Real Estate		55,786,436
Telecommunication Services 0.3%
Diversified Telecommunication Services 0.2%
Iridium Communications, Inc.(a)	98,345	1,150,636
Vonage Holdings Corp.(a)	150,000	1,522,500
Total		2,673,136
Wireless Telecommunication Services 0.1%
Boingo Wireless, Inc.(a)	52,016	1,376,864
Total Telecommunication Services		4,050,000
Utilities 2.9%
Electric Utilities 1.5%
El Paso Electric Co.	139,628	6,785,921
IDACORP, Inc.	12,270	994,484
PNM Resources, Inc.	128,327	4,517,110
Portland General Electric Co.	143,986	5,720,564
Total		18,018,079
Gas Utilities 0.9%
New Jersey Resources Corp.	80,000	3,048,000
ONE Gas, Inc.	31,000	1,971,290
South Jersey Industries, Inc.	66,000	1,729,860
Southwest Gas Holdings, Inc.	59,864	3,943,840
Total		10,692,990
Multi-Utilities 0.5%
Black Hills Corp.	12,279	623,651
NorthWestern Corp.	51,616	2,636,545
Vectren Corp.	59,557	3,588,309
Total		6,848,505
Total Utilities		35,559,574
Total Common Stocks (Cost $977,509,456)		1,143,154,152

The accompanying Notes to Financial Statements are an integral part of this statement.
12	Multi-Manager Small Cap Equity Strategies Fund | Semiannual Report 2018

Portfolio of Investments  (continued)
February 28, 2018 (Unaudited)
Exchange-Traded Funds 4.8%
	Shares	Value ($)
iShares Russell 2000 Growth ETF	316,992	59,727,633
Total Exchange-Traded Funds (Cost $58,995,223)		59,727,633

Money Market Funds 3.1%

Columbia Short-Term Cash Fund, 1.544%(b),(c)	38,392,007	38,388,168
Total Money Market Funds (Cost $38,390,965)		38,388,168
Total Investments (Cost: $1,074,895,644)		1,241,269,953
Other Assets & Liabilities, Net		(2,424,737)
Net Assets		1,238,845,216
Notes to Portfolio of Investments
(a)	Non-income producing investment.
(b)	The rate shown is the seven-day current annualized yield at February 28, 2018.
(c)	As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended February 28, 2018 are as follows:

Issuer	Beginning shares	Shares purchased	Shares sold	Ending shares	Realized gain (loss) — affiliated issuers ($)	Net change in unrealized appreciation (depreciation) — affiliated issuers ($)	Dividends — affiliated issuers ($)	Value — affiliated issuers at end of period ($)
Columbia Short-Term Cash Fund, 1.544%
	30,072,528	248,957,345	(240,637,866)	38,392,007	(384)	(2,835)	223,704	38,388,168
Abbreviation Legend
ADR	American Depositary Receipt
Fair value measurements
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
¦	Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date. Valuation adjustments are not applied to Level 1 investments.
¦	Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
¦	Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
The accompanying Notes to Financial Statements are an integral part of this statement.
Multi-Manager Small Cap Equity Strategies Fund | Semiannual Report 2018	13

Portfolio of Investments  (continued)
February 28, 2018 (Unaudited)
Fair value measurements  (continued)
Certain investments that have been measured at fair value using the net asset value (NAV) per share (or its equivalent) are not categorized in the fair value hierarchy. The fair value amounts presented in the table are intended to reconcile the fair value hierarchy to the amounts presented in the Portfolio of Investments. The Columbia Short-Term Cash Fund seeks to provide shareholders with maximum current income consistent with liquidity and stability of principal. Columbia Short-Term Cash Fund prices its shares with a floating NAV and no longer seeks to maintain a stable NAV.
Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.
Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.
The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.
For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions. The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value. This data is also used to corroborate, when available, information received from approved pricing vendors and brokers. Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.
The following table is a summary of the inputs used to value the Fund’s investments at February 28, 2018:
	Level 1 quoted prices in active markets for identical assets ($)	Level 2 other significant observable inputs ($)	Level 3 significant unobservable inputs ($)	Investments measured at net asset value ($)	Total ($)
Investments
Common Stocks
Consumer Discretionary	126,793,546	—	—	—	126,793,546
Consumer Staples	20,731,994	—	—	—	20,731,994
Energy	50,066,190	—	—	—	50,066,190
Financials	230,540,256	—	—	—	230,540,256
Health Care	171,270,397	—	—	—	171,270,397
Industrials	208,350,164	—	—	—	208,350,164
Information Technology	181,025,017	—	—	—	181,025,017
Materials	58,980,578	—	—	—	58,980,578
Real Estate	55,786,436	—	—	—	55,786,436
Telecommunication Services	4,050,000	—	—	—	4,050,000
Utilities	35,559,574	—	—	—	35,559,574
Total Common Stocks	1,143,154,152	—	—	—	1,143,154,152
Exchange-Traded Funds	59,727,633	—	—	—	59,727,633
Money Market Funds	—	—	—	38,388,168	38,388,168
Total Investments	1,202,881,785	—	—	38,388,168	1,241,269,953
See the Portfolio of Investments for all investment classifications not indicated in the table.
There were no transfers of financial assets between levels during the period.
The accompanying Notes to Financial Statements are an integral part of this statement.
14	Multi-Manager Small Cap Equity Strategies Fund | Semiannual Report 2018

Statement of Assets and Liabilities
February 28, 2018 (Unaudited)
Assets
Investments in securities, at value
Unaffiliated issuers (cost $1,036,504,679)	$1,202,881,785
Affiliated issuers (cost $38,390,965)	38,388,168
Receivable for:
Investments sold	3,827,620
Capital shares sold	1,935,285
Dividends	736,160
Expense reimbursement due from Investment Manager	1,735
Prepaid expenses	2,629
Trustees’ deferred compensation plan	40,714
Other assets	15,857
Total assets	1,247,829,953
Liabilities
Due to custodian	8,157
Payable for:
Investments purchased	7,169,332
Capital shares purchased	1,353,026
Management services fees	28,596
Distribution and/or service fees	33
Transfer agent fees	303,806
Compensation of board members	572
Compensation of chief compliance officer	58
Other expenses	80,443
Trustees’ deferred compensation plan	40,714
Total liabilities	8,984,737
Net assets applicable to outstanding capital stock	$1,238,845,216
Represented by
Paid in capital	1,041,396,406
Excess of distributions over net investment income	(632,719)
Accumulated net realized gain	31,707,220
Unrealized appreciation (depreciation) on:
Investments - unaffiliated issuers	166,377,106
Investments - affiliated issuers	(2,797)
Total - representing net assets applicable to outstanding capital stock	$1,238,845,216
Class A
Net assets	$4,789,484
Shares outstanding	315,184
Net asset value per share	$15.20
Institutional Class(a)
Net assets	$1,234,055,732
Shares outstanding	81,410,478
Net asset value per share	$15.16

(a)	Prior to November 1, 2017, Institutional Class shares were known as Class Z shares.
The accompanying Notes to Financial Statements are an integral part of this statement.
Multi-Manager Small Cap Equity Strategies Fund | Semiannual Report 2018	15

Statement of Operations
Six Months Ended February 28, 2018 (Unaudited)
Net investment income
Income:
Dividends — unaffiliated issuers	$6,215,486
Dividends — affiliated issuers	223,704
Foreign taxes withheld	(18,948)
Total income	6,420,242
Expenses:
Management services fees	4,789,587
Distribution and/or service fees
Class A	6,511
Transfer agent fees
Class A	8,242
Institutional Class(a)	1,785,562
Compensation of board members	17,336
Custodian fees	22,971
Printing and postage fees	138,817
Registration fees	33,400
Audit fees	15,575
Legal fees	12,641
Line of credit interest expense	4,215
Compensation of chief compliance officer	203
Other	19,997
Total expenses	6,855,057
Fees waived or expenses reimbursed by Investment Manager and its affiliates	(589,777)
Total net expenses	6,265,280
Net investment income	154,962
Realized and unrealized gain (loss) — net
Net realized gain (loss) on:
Investments — unaffiliated issuers	47,887,543
Investments — affiliated issuers	(384)
Net realized gain	47,887,159
Net change in unrealized appreciation (depreciation) on:
Investments — unaffiliated issuers	28,269,644
Investments — affiliated issuers	(2,835)
Net change in unrealized appreciation (depreciation)	28,266,809
Net realized and unrealized gain	76,153,968
Net increase in net assets resulting from operations	$76,308,930

(a)	Prior to November 1, 2017, Institutional Class shares were known as Class Z shares.
The accompanying Notes to Financial Statements are an integral part of this statement.
16	Multi-Manager Small Cap Equity Strategies Fund | Semiannual Report 2018

Statement of Changes in Net Assets
	Six Months Ended February 28, 2018 (Unaudited)	Year Ended August 31, 2017 (a)
Operations
Net investment income (loss)	$154,962	$(2,169,630)
Net realized gain	47,887,159	101,038,957
Net change in unrealized appreciation (depreciation)	28,266,809	36,188,545
Net increase in net assets resulting from operations	76,308,930	135,057,872
Distributions to shareholders
Net investment income
Class A	—	(715,704)
Institutional Class(b)	(690,526)	—
Net realized gains
Class A	(382,132)	(11,307,853)
Institutional Class(b)	(90,388,847)	—
Total distributions to shareholders	(91,461,505)	(12,023,557)
Increase (decrease) in net assets from capital stock activity	284,338,746	(103,971,871)
Total increase in net assets	269,186,171	19,062,444
Net assets at beginning of period	969,659,045	950,596,601
Net assets at end of period	$1,238,845,216	$969,659,045
Excess of distributions over net investment income	$(632,719)	$(97,155)

(a)	Institutional Class shares are based on operations from January 3, 2017 (commencement of operations) through the stated period end.
(b)	Prior to November 1, 2017, Institutional Class shares were known as Class Z shares.
The accompanying Notes to Financial Statements are an integral part of this statement.
Multi-Manager Small Cap Equity Strategies Fund | Semiannual Report 2018	17

Statement of Changes in Net Assets   (continued)
	Six Months Ended		Year Ended
	February 28, 2018 (Unaudited)		August 31, 2017 (a)
	Shares	Dollars ($)	Shares	Dollars ($)
Capital stock activity
Class A
Subscriptions	48	794	8,100,484	116,177,389
Distributions reinvested	24,862	381,884	813,499	12,023,520
Redemptions	(56,303)	(896,795)	(79,570,365)	(1,163,521,713)
Net decrease	(31,393)	(514,117)	(70,656,382)	(1,035,320,804)
Institutional Class(b)
Subscriptions	18,551,412	298,749,717	69,535,667	1,020,885,223
Distributions reinvested	5,948,999	91,079,165	—	—
Redemptions	(6,602,096)	(104,976,019)	(6,023,504)	(89,536,290)
Net increase	17,898,315	284,852,863	63,512,163	931,348,933
Total net increase (decrease)	17,866,922	284,338,746	(7,144,219)	(103,971,871)

(a)	Institutional Class shares are based on operations from January 3, 2017 (commencement of operations) through the stated period end.
(b)	Prior to November 1, 2017, Institutional Class shares were known as Class Z shares.
The accompanying Notes to Financial Statements are an integral part of this statement.
18	Multi-Manager Small Cap Equity Strategies Fund | Semiannual Report 2018

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Multi-Manager Small Cap Equity Strategies Fund | Semiannual Report 2018	19

Financial Highlights
The following table is intended to help you understand the Fund’s financial performance. Certain information reflects financial results for a single share of a class held for the periods shown. Per share net investment income (loss) amounts are calculated based on average shares outstanding during the period. Total return assumes reinvestment of all dividends and distributions, if any. Total return does not reflect payment of sales charges, if any. Total return and portfolio turnover are not annualized for periods of less than one year. The portfolio turnover rate is calculated without regard to purchase and sales transactions of short-term instruments and certain derivatives, if any. If such transactions were included, the Fund’s portfolio turnover rate may be higher.
Year ended (except as noted)	Net asset value, beginning of period	Net investment income (loss)	Net realized and unrealized gain	Total from investment operations	Distributions from net investment income	Distributions from net realized gains
Class A
2/28/2018 (c)	$15.23	(0.02)	1.20	1.18	—	(1.21)
8/31/2017	$13.39	(0.02)	2.04	2.02	(0.01)	(0.17)
8/31/2016	$12.79	(0.00) (f)	0.86	0.86	—	(0.26)
8/31/2015	$13.68	(0.05)	0.28 (g)	0.23	—	(1.12)
8/31/2014	$12.73	(0.07)	1.86	1.79	—	(0.84)
8/31/2013	$10.07	0.03	2.69	2.72	(0.06)	—
Institutional Class(h)
2/28/2018 (c)	$15.18	0.00 (f)	1.20	1.20	(0.01)	(1.21)
8/31/2017 (i)	$14.60	(0.04)	0.62	0.58	—	—

Notes to Financial Highlights
(a)	In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund’s reported expense ratios.
(b)	Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.
(c)	For the six months ended February 28, 2018 (unaudited).
(d)	Annualized.
(e)	Ratios include line of credit interest expense which is less than 0.01%.
(f)	Rounds to zero.
(g)	Calculation of the net gain (loss) per share (both realized and unrealized) does not correlate to the aggregate realized and unrealized gain (loss) presented in the Statement of Operations due to the timing of subscriptions and redemptions of Fund shares in relation to fluctuations in the market value of the portfolio.
(h)	Prior to November 1, 2017, Institutional Class shares were known as Class Z shares.
(i)	Institutional Class shares commenced operations on January 3, 2017. Per share data and total return reflect activity from that date.
The accompanying Notes to Financial Statements are an integral part of this statement.
20	Multi-Manager Small Cap Equity Strategies Fund | Semiannual Report 2018

Total distributions to shareholders	Net asset value, end of period	Total return	Total gross expense ratio to average net assets(a)	Total net expense ratio to average net assets(a),(b)	Net investment income (loss) ratio to average net assets	Portfolio turnover	Net assets, end of period (000’s)

(1.21)	$15.20	7.68%	1.45% (d),(e)	1.34% (d),(e)	(0.23%) (d)	36%	$4,789
(0.18)	$15.23	15.12%	1.59%	1.36%	(0.12%)	85%	$5,278
(0.26)	$13.39	6.91%	1.52%	1.38%	0.00% (f)	115%	$950,597
(1.12)	$12.79	1.90%	1.58% (e)	1.37% (e)	(0.38%)	75%	$1,340,275
(0.84)	$13.68	14.28%	1.57%	1.34%	(0.48%)	73%	$628,100
(0.06)	$12.73	27.11%	1.63%	1.34%	(0.30%)	97%	$570,786

(1.22)	$15.16	7.84%	1.19% (d),(e)	1.09% (d),(e)	0.03% (d)	36%	$1,234,056
—	$15.18	3.97%	1.33% (d)	1.09% (d)	(0.37%) (d)	85%	$964,381
Multi-Manager Small Cap Equity Strategies Fund | Semiannual Report 2018	21

Notes to Financial Statements
February 28, 2018 (Unaudited)
Note 1. Organization
Multi-Manager Small Cap Equity Strategies Fund (the Fund), a series of Columbia Funds Series Trust I (the Trust), is a diversified fund. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.
Fund shares
The Trust may issue an unlimited number of shares (without par value). The Fund is offered only through certain wrap fee programs sponsored and/or managed by Ameriprise Financial, Inc. (Ameriprise Financial) or its affiliates. The Fund offers each of the share classes identified below.
Class A shares are not subject to any front-end sales charge or contingent deferred sales charge.
Institutional Class shares are not subject to any front-end sales charge or contingent deferred sales charge. Prior to November 1, 2017, Institutional Class shares were known as Class Z shares.
Note 2. Summary of significant accounting policies
Basis of preparation
The Fund is an investment company that applies the accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services - Investment Companies (ASC 946). The financial statements are prepared in accordance with U.S. generally accepted accounting principles (GAAP), which requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates. The Fund received a reimbursement for expenses overbilled by a third party. Such reimbursement is included as an offset to other expenses on the Statement of Operations. All fee waivers and expense reimbursements by Columbia Management Investment Advisers, LLC and its affiliates were applied before giving effect to the third party reimbursement.
The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.
Security valuation
All equity securities and exchange-traded funds are valued at the close of business of the New York Stock Exchange. Equity securities and exchange-traded funds are valued at the last quoted sales price on the principal exchange or market on which they trade, except for securities traded on the NASDAQ Stock Market, which are valued at the NASDAQ official close price. Unlisted securities or listed securities for which there were no sales during the day are valued at the mean of the latest quoted bid and ask prices on such exchanges or markets.
Foreign equity securities are valued based on the closing price on the foreign exchange in which such securities are primarily traded. If any foreign equity security closing prices are not readily available, the securities are valued at the mean of the latest quoted bid and ask prices on such exchanges or markets. Foreign currency exchange rates are generally determined at 4:00 p.m. Eastern (U.S.) time. Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange; therefore, the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the New York Stock Exchange. In those situations, foreign securities will be fair valued pursuant to a policy adopted by the Board of Trustees, including, if available, utilizing a third party pricing service to determine these fair values. The third party pricing service takes into account multiple factors, including, but not limited to, movements in the U.S. securities markets, certain depositary receipts, futures contracts and foreign exchange rates that have occurred subsequent to the close of the foreign exchange or market, to determine a good faith estimate that reasonably reflects the current market conditions as of the close of the New York Stock Exchange. The fair value of a security is likely to be different from the quoted or published price, if available.
Investments in open-end investment companies, including money market funds, are valued at their latest net asset value.
22	Multi-Manager Small Cap Equity Strategies Fund | Semiannual Report 2018

Notes to Financial Statements  (continued)
February 28, 2018 (Unaudited)
Investments for which market quotations are not readily available, or that have quotations which management believes are not reflective of market value or reliable, are valued at fair value as determined in good faith under procedures approved by and under the general supervision of the Board of Trustees. If a security or class of securities (such as foreign securities) is valued at fair value, such value is likely to be different from the quoted or published price for the security.
The determination of fair value often requires significant judgment. To determine fair value, management may use assumptions including but not limited to future cash flows and estimated risk premiums. Multiple inputs from various sources may be used to determine fair value.
GAAP requires disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category. This information is disclosed following the Fund’s Portfolio of Investments.
Security transactions
Security transactions are accounted for on the trade date. Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.
Income recognition
Corporate actions and dividend income are recorded on the ex-dividend date.
The Fund may receive distributions from holdings in equity securities, business development companies (BDCs), exchange-traded funds (ETFs), limited partnerships (LPs), other regulated investment companies (RICs), and real estate investment trusts (REITs), which report information on the tax character of their distributions annually. These distributions are allocated to dividend income, capital gain and return of capital based on actual information reported. Return of capital is recorded as a reduction of the cost basis of securities held. If the Fund no longer owns the applicable securities, return of capital is recorded as a realized gain. With respect to REITs, to the extent actual information has not yet been reported, estimates for return of capital are made by the Fund’s management. Management’s estimates are subsequently adjusted when the actual character of the distributions is disclosed by the REITs, which could result in a proportionate change in return of capital to shareholders.
Awards from class action litigation are recorded as a reduction of cost basis if the Fund still owns the applicable securities on the payment date. If the Fund no longer owns the applicable securities, the proceeds are recorded as realized gains.
Expenses
General expenses of the Trust are allocated to the Fund and other funds of the Trust based upon relative net assets or other expense allocation methodologies determined by the nature of the expense. Expenses directly attributable to the Fund are charged to the Fund. Expenses directly attributable to a specific class of shares are charged to that share class.
Determination of class net asset value
All income, expenses (other than class-specific expenses, which are charged to that share class, as shown in the Statement of Operations) and realized and unrealized gains (losses) are allocated to each class of the Fund on a daily basis, based on the relative net assets of each class, for purposes of determining the net asset value of each class.
Federal income tax status
The Fund intends to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code, as amended, and will distribute substantially all of its investment company net taxable income and net capital gains, if any, for its tax year, and as such will not be subject to federal income taxes. In addition, the Fund intends to distribute in each calendar year substantially all of its ordinary income, capital gains net income and certain other amounts, if any, such that the Fund should not be subject to federal excise tax. Therefore, no federal income or excise tax provision is recorded.
Multi-Manager Small Cap Equity Strategies Fund | Semiannual Report 2018	23

Notes to Financial Statements  (continued)
February 28, 2018 (Unaudited)
Foreign taxes
The Fund may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. The Fund will accrue such taxes and recoveries, as applicable, based upon its current interpretation of tax rules and regulations that exist in the markets in which it invests.
Realized gains in certain countries may be subject to foreign taxes at the Fund level, based on statutory rates. The Fund accrues for such foreign taxes on realized and unrealized gains at the appropriate rate for each jurisdiction, as applicable. The amount, if any, is disclosed as a liability on the Statement of Assets and Liabilities.
Distributions to shareholders
Distributions from net investment income, if any, are declared and paid annually. Net realized capital gains, if any, are distributed along with the income distribution. Income distributions and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from GAAP.
Guarantees and indemnifications
Under the Trust’s organizational documents and, in some cases, by contract, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust or its funds. In addition, certain of the Fund’s contracts with its service providers contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Fund cannot be determined, and the Fund has no historical basis for predicting the likelihood of any such claims.
Recent accounting pronouncement
Accounting Standards Update 2017-08 Premium Amortization on Purchased Callable Debt Securities
In March 2017, the Financial Accounting Standards Board issued Accounting Standards Update (ASU) No. 2017-08 Premium Amortization on Purchased Callable Debt Securities. ASU No. 2017-08 updates the accounting standards to shorten the amortization period for certain purchased callable debt securities, held at a premium, to be amortized to the earliest call date. The update applies to securities with explicit, noncontingent call features that are callable at fixed prices and on preset dates. The standard is effective for annual periods beginning after December 15, 2018 and interim periods within those fiscal years. At this time, management is evaluating the implication of this guidance and the impact it will have on the financial statement amounts and footnote disclosures, if any.
Note 3. Fees and other transactions with affiliates
Management services fees
The Fund has entered into a Management Agreement with Columbia Management Investment Advisers, LLC (the Investment Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial). Under the Management Agreement, the Investment Manager provides the Fund with investment research and advice, as well as administrative and accounting services. The Investment Manager is responsible for the ultimate oversight of investments made by the Fund. The Fund’s subadvisers (see Subadvisory agreement below) have the primary responsibility for the day-to-day portfolio management of their portion of the Fund. The management services fee is an annual fee that is equal to a percentage of the Fund’s daily net assets that declines from 0.87% to 0.75% as the Fund’s net assets increase. The annualized effective management services fee rate for the six months ended February 28, 2018 was 0.83% of the Fund’s average daily net assets.
Subadvisory agreement
The Investment Manager has entered into Subadvisory Agreements with Conestoga Capital Advisors, LLC, Dalton, Greiner, Hartman, Maher & Co., LLC (DGHM), EAM Investors, LLC and BMO Asset Management Corp., with each serving as a subadviser to the Fund. In addition, Real Estate Management Services Group, LLC provides advisory services with respect to REITs in DGHM’s sleeve of investments. New investments in the Fund, net of any redemptions, are allocated in accordance with the Investment Manager’s determination, subject to the oversight of the Fund’s Board of Trustees. Each subadviser’s proportionate share of investments in the Fund will vary due to market fluctuations. The Investment Manager compensates each subadviser to manage the investment of the Fund’s assets.
24	Multi-Manager Small Cap Equity Strategies Fund | Semiannual Report 2018

Notes to Financial Statements  (continued)
February 28, 2018 (Unaudited)
Compensation of board members
Members of the Board of Trustees who are not officers or employees of the Investment Manager or Ameriprise Financial are compensated for their services to the Fund as disclosed in the Statement of Operations. These members of the Board of Trustees may participate in a Deferred Compensation Plan (the Plan) which may be terminated at any time. Obligations of the Plan will be paid solely out of the Fund’s assets, and all amounts payable under the Plan constitute a general unsecured obligation of the Fund.
Compensation of Chief Compliance Officer
The Board of Trustees has appointed a Chief Compliance Officer to the Fund in accordance with federal securities regulations. As disclosed in the Statement of Operations, a portion of the Chief Compliance Officer’s total compensation is allocated to the Fund, along with other allocations to affiliated funds governed by the Board of Trustees, based on relative net assets.
Transfer agency fees
Under a Transfer and Dividend Disbursing Agent Agreement, Columbia Management Investment Services Corp. (the Transfer Agent), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, is responsible for providing transfer agency services to the Fund. The Transfer Agent has contracted with DST Asset Manager Solutions, Inc. (DST) to serve as sub-transfer agent. The Transfer Agent pays the fees of DST for services as sub-transfer agent and DST is not entitled to reimbursement for such fees from the Fund (with the exception of out-of-pocket fees).
The Fund pays the Transfer Agent a monthly transfer agency fee based on the number or the average value of accounts, depending on the type of account. In addition, the Fund pays the Transfer Agent a fee for shareholder services based on the number of accounts or on a percentage of the average aggregate value of the Fund’s shares maintained in omnibus accounts up to the lesser of the amount charged by the financial intermediary or a cap established by the Board of Trustees from time to time.
The Transfer Agent also receives compensation from the Fund for various shareholder services and reimbursements for certain out-of-pocket fees.
For the six months ended February 28, 2018, the Fund’s annualized effective transfer agency fee rates as a percentage of average daily net assets of each class were as follows:
Effective rate (%)
Class A	0.32
Institutional Class	0.31
Distribution and service fees
The Fund has entered into an agreement with Columbia Management Investment Distributors, Inc. (the Distributor), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, for distribution and shareholder services. The Board of Trustees has approved, and the Fund has adopted, distribution and shareholder service plans (the Plans) applicable to certain share classes, which set the distribution and service fees for the Fund. These fees are calculated daily and are intended to compensate the Distributor and/or eligible selling and/or servicing agents for selling shares of the Fund and providing services to investors.
The Fund may pay distribution fee of up to 0.25% of the Fund’s average daily net assets attributable to Class A shares and a service fee of up to 0.25% of the Fund’s average daily net assets attributable to Class A shares, provided that the aggregate fee shall not exceed 0.25% of the Fund’s average daily net assets attributable to Class A shares.
Multi-Manager Small Cap Equity Strategies Fund | Semiannual Report 2018	25

Notes to Financial Statements  (continued)
February 28, 2018 (Unaudited)
Expenses waived/reimbursed by the Investment Manager and its affiliates
The Investment Manager and certain of its affiliates have contractually agreed to waive fees and/or reimburse expenses (excluding certain fees and expenses described below) for the period(s) disclosed below, unless sooner terminated at the sole discretion of the Board of Trustees, so that the Fund’s net operating expenses, after giving effect to fees waived/expenses reimbursed and any balance credits and/or overdraft charges from the Fund’s custodian, do not exceed the following annual rate(s) as a percentage of the class’ average daily net assets:
Fee rate(s) contractual through December 31, 2018
Class A	1.34%
Institutional Class	1.09
Under the agreement governing these fee waivers and/or expense reimbursement arrangements, the following fees and expenses are excluded from the waiver/reimbursement commitment, and therefore will be paid by the Fund, if applicable: taxes (including foreign transaction taxes), expenses associated with investments in affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange-traded funds), transaction costs and brokerage commissions, costs related to any securities lending program, dividend expenses associated with securities sold short, inverse floater program fees and expenses, transaction charges and interest on borrowed money, interest, infrequent and/or unusual expenses and any other expenses the exclusion of which is specifically approved by the Board of Trustees. This agreement may be modified or amended only with approval from the Investment Manager, certain of its affiliates and the Fund. Any fees waived and/or expenses reimbursed under the expense reimbursement arrangements described above are not recoverable by the Investment Manager or its affiliates in future periods.
Note 4. Federal tax information
The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP because of temporary or permanent book to tax differences.
At February 28, 2018, the approximate cost of all investments for federal income tax purposes and the aggregate gross approximate unrealized appreciation and depreciation based on that cost was:
Federal tax cost ($)	Gross unrealized appreciation ($)	Gross unrealized (depreciation) ($)	Net unrealized appreciation ($)
1,074,896,000	197,252,000	(30,877,000)	166,375,000
Management of the Fund has concluded that there are no significant uncertain tax positions in the Fund that would require recognition in the financial statements. However, management’s conclusion may be subject to review and adjustment at a later date based on factors including, but not limited to, new tax laws, regulations, and administrative interpretations (including relevant court decisions). Generally, the Fund’s federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.
Note 5. Portfolio information
The cost of purchases and proceeds from sales of securities, excluding short-term investments and derivatives, if any, aggregated to $585,256,780 and $401,186,011, respectively, for the six months ended February 28, 2018. The amount of purchase and sale activity impacts the portfolio turnover rate reported in the Financial Highlights.
Note 6. Affiliated money market fund
The Fund invests in Columbia Short-Term Cash Fund, an affiliated money market fund established for the exclusive use by the Fund and other affiliated funds (the Affiliated MMF). The income earned by the Fund from such investments is included as Dividends - affiliated issuers in the Statement of Operations. As an investing fund, the Fund indirectly bears its proportionate share of the expenses of the Affiliated MMF. The Affiliated MMF prices its shares with a floating net asset value. In addition,
26	Multi-Manager Small Cap Equity Strategies Fund | Semiannual Report 2018

Notes to Financial Statements  (continued)
February 28, 2018 (Unaudited)
the Board of Trustees of the Affiliated MMF may impose a fee on redemptions (sometimes referred to as a liquidity fee) or temporarily suspend redemptions (sometimes referred to as imposing a redemption gate) in the event its liquidity falls below regulatory limits.
Note 7. Line of credit
The Fund has access to a revolving credit facility with a syndicate of banks led by Citibank, N.A., HSBC Bank USA, N.A. and JPMorgan Chase Bank, N.A. whereby the Fund may borrow for the temporary funding of shareholder redemptions or for other temporary or emergency purposes. The credit facility, which is a collective agreement between the Fund and certain other funds managed by the Investment Manager, severally and not jointly, permits collective borrowings up to $1 billion. Interest is charged to each participating fund based on its borrowings at a rate equal to the higher of (i) the overnight federal funds rate plus 1.00% or (ii) the one-month LIBOR rate plus 1.00%. Each borrowing under the credit facility matures no later than 60 days after the date of borrowing. The Fund also pays a commitment fee equal to its pro rata share of the amount of the credit facility at a rate of 0.15% per annum. The commitment fee is included in other expenses in the Statement of Operations.
For the six months ended February 28, 2018, the average daily loan balance outstanding on days when borrowing existed was $32,600,000 at a weighted average interest rate of 2.33%. Interest expense incurred by the Fund is recorded as a line of credit interest expense in the Statement of Operations. The Fund had no outstanding borrowings at February 28, 2018.
Note 8. Significant risks
Financial sector risk
The Fund may be more susceptible to the particular risks that may affect companies in the financial services sector than if it were invested in a wider variety of companies in unrelated sectors. Companies in the financial services sector are subject to certain risks, including the risk of regulatory change, decreased liquidity in credit markets and unstable interest rates. Such companies may have concentrated portfolios, such as a high level of loans to real estate developers, which makes them vulnerable to economic conditions that affect that industry. Performance of such companies may be affected by competitive pressures and exposure to investments or agreements that, under certain circumstances, may lead to losses (e.g., subprime loans). Companies in the financial services sector are subject to extensive governmental regulation that may limit the amount and types of loans and other financial commitments they can make, and interest rates and fees that they may charge. In addition, profitability of such companies is largely dependent upon the availability and the cost of capital.
Shareholder concentration risk
At February 28, 2018, affiliated shareholders of record owned 100.0% of the outstanding shares of the Fund in one or more accounts. Subscription and redemption activity by concentrated accounts may have a significant effect on the operations of the Fund. In the case of a large redemption, the Fund may be forced to sell investments at inopportune times, including its liquid positions, which may result in Fund losses and the Fund holding a higher percentage of less liquid positions. Large redemptions could result in decreased economies of scale and increased operating expenses for non-redeeming Fund shareholders.
Note 9. Subsequent events
Management has evaluated the events and transactions that have occurred through the date the financial statements were issued and noted no items requiring adjustment of the financial statements or additional disclosure.
Note 10. Information regarding pending and settled legal proceedings
Ameriprise Financial and certain of its affiliates have historically been involved in a number of legal, arbitration and regulatory proceedings, including routine litigation, class actions, and governmental actions, concerning matters arising in connection with the conduct of their business activities. Ameriprise Financial believes that the Fund is not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the Fund or the ability of Ameriprise Financial or its affiliates
Multi-Manager Small Cap Equity Strategies Fund | Semiannual Report 2018	27

Notes to Financial Statements  (continued)
February 28, 2018 (Unaudited)
to perform under their contracts with the Fund. Ameriprise Financial is required to make quarterly (10-Q), annual (10-K) and, as necessary, 8-K filings with the Securities and Exchange Commission (SEC) on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.
There can be no assurance that these matters, or the adverse publicity associated with them, will not result in increased Fund redemptions, reduced sale of Fund shares or other adverse consequences to the Fund. Further, although we believe proceedings are not likely to have a material adverse effect on the Fund or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Fund, these proceedings are subject to uncertainties and, as such, we are unable to estimate the possible loss or range of loss that may result. An adverse outcome in one or more of these proceedings could result in adverse judgments, settlements, fines, penalties or other relief that could have a material adverse effect on the consolidated financial condition or results of operations of Ameriprise Financial.
28	Multi-Manager Small Cap Equity Strategies Fund | Semiannual Report 2018

Additional information
The Fund mails one shareholder report to each shareholder address. If you would like more than one report, please call shareholder services at 800.345.6611 and additional reports will be sent to you.
Proxy voting policies and procedures
The policy of the Board of Trustees is to vote the proxies of the companies in which the Fund holds investments consistent with the procedures as stated in the Statement of Additional Information (SAI). You may obtain a copy of the SAI without charge by calling 800.345.6611; contacting your financial intermediary; visiting investor.columbiathreadneedleus.com; or searching the website of the Securities and Exchange Commission (SEC) at sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities is filed with the SEC by August 31st for the most recent 12-month period ending June 30th of that year, and is available without charge by visiting investor.columbiathreadneedleus.com, or searching the website of the SEC at sec.gov.
Quarterly schedule of investments
The Fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Form N-Q is available on the SEC’s website at sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 800.SEC.0330. The Fund’s complete schedule of portfolio holdings, as filed on Form N-Q, can also be obtained without charge, upon request, by calling 800.345.6611.
Additional Fund information
For more information about the Fund, please visit investor.columbiathreadneedleus.com or call 800.345.6611. Customer Service Representatives are available to answer your questions Monday through Friday from 8 a.m. to 7 p.m. Eastern time.
Fund investment manager
Columbia Management Investment Advisers, LLC
225 Franklin Street
Boston, MA 02110
Fund distributor
Columbia Management Investment Distributors, Inc.
225 Franklin Street
Boston, MA 02110
Fund transfer agent
Columbia Management Investment Services Corp.
P.O. Box 8081
Boston, MA 02266-8081
Multi-Manager Small Cap Equity Strategies Fund | Semiannual Report 2018	29

Multi-Manager Small Cap Equity Strategies Fund
P.O. Box 8081
Boston, MA 02266-8081

Please read and consider the investment objectives, risks, charges and expenses for any fund carefully before investing. For a prospectus and summary prospectus, which contains this and other important information about the Fund, go to
investor.columbiathreadneedleus.com. The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.
Columbia Threadneedle Investments (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies. All rights reserved. Columbia Management Investment Distributors, Inc., 225 Franklin Street, Boston, MA 02110-2804
© 2018 Columbia Management Investment Advisers, LLC.
investor.columbiathreadneedleus.com
SAR102_08_H01_(04/18)

SemiAnnual Report
February 28, 2018
Multi-Manager Alternative Strategies Fund
Not FDIC Insured • No bank guarantee • May lose value

President’s Message
Dear Shareholders,
The year 2017 was an extraordinary year in the financial markets. The S&P 500 Index didn’t experience a single down month and returned over 20% during the 12-month period. The index continued this trend into January 2018, which marked the fastest start for the index ever. Low volatility, which had been a feature of the U.S. equity market for the last several years, along with the surge in the S&P 500 Index, seemingly drove investor sentiment to very high levels. This arguably set the stage for an overdue correction, which we witnessed in February 2018.
A return to volatility
There have been few periods of market upheaval such as were experienced in the first part of 2018. While investors were taken by surprise by the sudden and pronounced market swings, the return to some level of volatility actually marked a resumption of relatively normal market conditions. Having said that, it’s important to distinguish between a good technical correction where excess enthusiasm in the marketplace is being let out, versus a real change in the underlying fundamentals – things like an underperforming economy or weaker corporate earnings. Our view is that the recent market volatility falls into the former category, and the fundamentals remain strong. We’re continuing to see improvements in global economic activity, and we’re seeing corporate earnings expectations continue to rise – and not just because of tax reform.
Consistency is more important than ever
It’s important to keep in mind that when it comes to long-term investing, it’s the destination, not the journey that matters most. If you have a financial goal that you’ve worked out with your financial advisor, and you have a good asset allocation plan to reach it, it’s a question of sticking with your plan rather than become focused on near-term volatility. Bouts of volatility are normal. After all, it’s hard to cross the ocean without hitting an occasional rough patch. You need to focus on the destination.
One final thought. In weathering volatility, it’s the consistency of the return that is essential. Investors who chase higher returns are usually the first to sell when an investment goes through a bad patch, and they therefore don’t tend to benefit from the recovery. More disciplined investors who perhaps panic less or not at all during periods of volatility, tend to have improved long-term results and are more likely to reach their financial goals. Nothing is more important to us than making sure those who have entrusted us to protect and grow their assets are able to do what matters most to them.
Your success is our priority. Talk to your financial advisor about how working with Columbia Threadneedle Investments may help you position your portfolio for consistent, sustainable outcomes, no matter the market conditions.
Sincerely,
Christopher O. Petersen
President, Columbia Funds
The S&P 500 Index, an unmanaged index, measures the performance of 500 widely held, large-capitalization U.S. stocks and is frequently used as a general measure of market performance. Past performance is no guarantee of future results.
Columbia Funds are distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.
© 2018 Columbia Management Investment Advisers, LLC. All rights reserved.
Multi-Manager Alternative Strategies Fund   |  Semiannual Report 2018

Multi-Manager Alternative Strategies Fund  |  Semiannual Report 2018

Fund at a Glance
(Unaudited)
Investment objective
Multi-Manager Alternative Strategies Fund (the Fund) seeks capital appreciation with an emphasis on absolute (positive) returns.
Portfolio management
AQR Capital Management, LLC
Clifford Asness, Ph.D., M.B.A.
Brian Hurst
John Liew, Ph.D., M.B.A.
Yao Hua Ooi
Ari Levine, M.S.
Manulife Asset Management (US) LLC
Daniel Janis III
Christopher Chapman, CFA
Thomas Goggins
Kisoo Park
TCW Investment Management Company LLC
Stephen Kane, CFA
Laird Landmann
Tad Rivelle
Bryan Whalen, CFA
Water Island Capital, LLC
Edward Chen
Roger Foltynowicz, CFA, CAIA
Gregg Loprete
Todd Munn
Average annual total returns (%) (for the period ended February 28, 2018)
	Inception	6 Months cumulative	1 Year	5 Years	Life
Class A	04/23/12	0.66	-1.30	0.20	1.07
Institutional Class*	01/03/17	0.89	-0.87	0.31	1.16
FTSE Three-Month U.S. Treasury Bill Index		0.58	0.98	0.29	0.26
All results shown assume reinvestment of distributions during the period. Returns do not reflect the deduction of taxes that a shareholder may pay on Fund distributions or on the redemption of Fund shares. Performance results reflect the effect of any fee waivers or reimbursements of Fund expenses by Columbia Management Investment Advisers, LLC and/or any of its affiliates. Absent these fee waivers or expense reimbursement arrangements, performance results would have been lower. Effective November 1, 2017, Class Z shares were renamed Institutional Class shares.
The performance information shown represents past performance and is not a guarantee of future results. The investment return and principal value of your investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance information shown. You may obtain performance information current to the most recent month-end by contacting your financial intermediary, visiting columbiathreadneedle.com/us or calling 800.345.6611.
*	The returns shown for periods prior to the share class inception date (including returns for the Life of the Fund, if shown, which are since Fund inception) include the returns of the Fund’s oldest share class. These returns are adjusted to reflect any higher class-related operating expenses of the newer share classes, as applicable. Please visit investor.columbiathreadneedleus.com/investment-products/mutual-funds/appended-performance for more information.
The FTSE Three-Month U.S. Treasury Bill Index, an unmanaged index, is representative of the performance of three-month Treasury bills.
Indices are not available for investment, are not professionally managed and do not reflect sales charges, fees, brokerage commissions, taxes or other expenses of investing. Securities in the Fund may not match those in an index.
2	Multi-Manager Alternative Strategies Fund | Semiannual Report 2018

Fund at a Glance   (continued)
(Unaudited)
Portfolio breakdown — long positions (%) (at February 28, 2018)
Asset-Backed Securities — Non-Agency	5.9
Commercial Mortgage-Backed Securities - Agency	4.2
Commercial Mortgage-Backed Securities - Non-Agency	3.1
Common Stocks	23.6
Convertible Bonds	1.2
Convertible Preferred Stocks	0.6
Corporate Bonds & Notes	20.5
Exchange-Traded Funds	0.4
Foreign Government Obligations	7.0
Municipal Bonds	0.7
Mutual Funds	0.6
Options Purchased Calls	0.1
Options Purchased Puts	0.0 (a)
Preferred Debt	0.1
Preferred Stocks	0.4
Residential Mortgage-Backed Securities - Agency	0.3
Residential Mortgage-Backed Securities - Non-Agency	7.7
Senior Loans	2.2
Treasury Bills	9.8
U.S. Treasury Obligations	0.1
Warrants	0.0 (a)
Short-Term Investments Segregated in Connection with Open Derivatives Contracts(b)	20.7
Total	109.2

(a)	Rounds to zero.
(b)	Includes investments in Money Market Funds (amounting to $107.3 million) which have been segregated to cover obligations relating to the Fund’s investment in derivatives which provide exposure to multiple markets. For a description of the Fund’s investments in derivatives, see Investments in derivatives following the Consolidated Portfolio of Investments and Note 2 to the Notes to Consolidated Financial Statements.
Percentages indicated are based upon total investments, net of investments sold short. The Fund’s portfolio composition is subject to change.
Portfolio breakdown — short positions (%) (at February 28, 2018)
Common Stocks	(6.6)
Corporate Bonds & Notes	(0.5)
Exchange-Traded Funds	(2.1)
Total	(9.2)
Percentages indicated are based upon total investments, net of investments sold short. The Fund’s portfolio composition is subject to change.
Market exposure through derivatives investments (% of notional exposure) (at February 28, 2018)(a)
	Long	Short	Net
Fixed Income Derivative Contracts	6.4	(129.0)	(122.6)
Commodities Derivative Contracts	9.7	(2.4)	7.3
Equity Derivative Contracts	9.3	(6.8)	2.5
Foreign Currency Derivative Contracts	86.1	(73.3)	12.8
Total Notional Market Value of Derivative Contracts	111.5	(211.5)	(100.0)
(a) The Fund has market exposure (long and/or short) to fixed income, commodity and equity asset classes and foreign currency through its investments in derivatives. The notional exposure of a financial instrument is the nominal or face amount that is used to calculate payments made on that instrument and/or changes in value for the instrument. The notional exposure is a hypothetical underlying quantity upon which payment obligations are computed. Notional exposures provide a gauge for how the Fund may behave given changes in individual markets. For a description of the Fund’s investments in derivatives, see Investments in derivatives following the Consolidated Portfolio of Investments, and Note 2 to the Notes to Consolidated Financial Statements.

Multi-Manager Alternative Strategies Fund | Semiannual Report 2018	3

Understanding Your Fund’s Expenses
(Unaudited)
As an investor, you incur two types of costs. There are transaction costs, which may include redemption fees. There are also ongoing costs, which generally include management fees, distribution and/or service fees, and other fund expenses. The following information is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to help you compare these costs with the ongoing costs of investing in other mutual funds.
Analyzing your Fund’s expenses
To illustrate these ongoing costs, we have provided examples and calculated the expenses paid by investors in each share class of the Fund during the period. The actual and hypothetical information in the table is based on an initial investment of $1,000 at the beginning of the period indicated and held for the entire period. Expense information is calculated two ways and each method provides you with different information. The amount listed in the “Actual” column is calculated using the Fund’s actual operating expenses and total return for the period. You may use the Actual information, together with the amount invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the results by the expenses paid during the period under the “Actual” column. The amount listed in the “Hypothetical” column assumes a 5% annual rate of return before expenses (which is not the Fund’s actual return) and then applies the Fund’s actual expense ratio for the period to the hypothetical return. You should not use the hypothetical account values and expenses to estimate either your actual account balance at the end of the period or the expenses you paid during the period. See “Compare with other funds” below for details on how to use the hypothetical data.
Compare with other funds
Since all mutual funds are required to include the same hypothetical calculations about expenses in shareholder reports, you can use this information to compare the ongoing cost of investing in the Fund with other funds. To do so, compare the hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. As you compare hypothetical examples of other funds, it is important to note that hypothetical examples are meant to highlight the ongoing costs of investing in a fund only and do not reflect any transaction costs, such as redemption or exchange fees. Therefore, the hypothetical calculations are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. If transaction costs were included in these calculations, your costs would be higher.
September 1, 2017 — February 28, 2018
	Account value at the beginning of the period ($)		Account value at the end of the period ($)		Expenses paid during the period ($)		Fund’s annualized expense ratio (%)
	Actual	Hypothetical	Actual	Hypothetical	Actual	Hypothetical	Actual
Class A	1,000.00	1,000.00	1,006.60	1,016.96	7.86	7.90	1.58
Institutional Class (formerly Class Z)	1,000.00	1,000.00	1,008.90	1,018.20	6.62	6.66	1.33
Expenses paid during the period are equal to the annualized expense ratio for each class as indicated above, multiplied by the average account value over the period and then multiplied by the number of days in the Fund’s most recent fiscal half year and divided by 365.
Expenses do not include fees and expenses incurred indirectly by the Fund from its investment in underlying funds, including affiliated and non-affiliated pooled investment vehicles, such as mutual funds and exchange-traded funds.
The Fund is offered only through certain wrap fee programs sponsored and/or managed by Ameriprise Financial, Inc. or its affiliates. Participants in wrap fee programs pay other fees that are not included in the above table. Please refer to the wrap program documents for information about the fees charged.
4	Multi-Manager Alternative Strategies Fund | Semiannual Report 2018

Consolidated Portfolio of Investments
February 28, 2018 (Unaudited)
(Percentages represent value of investments compared to net assets)
Asset-Backed Securities — Non-Agency 5.2%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
AIMCO CLO(a),(b)
Series 2014-AA Class AR
3-month USD LIBOR + 1.100% 07/20/2026	2.845%	370,000	370,430
American Express Credit Account Master Trust
Series 2017-3 Class A
11/15/2022	1.770%	370,000	363,528
American Money Management Corp. CLO 18 Ltd.(a),(b)
Series 2016-18A Class AL1
3-month USD LIBOR + 1.570% 05/26/2028	3.514%	520,000	520,839
Blue Hill CLO Ltd.(a),(b)
Series 2013-1A Class AR
3-month USD LIBOR + 1.180% 01/15/2026	2.902%	192,686	193,145
BlueMountain CLO Ltd.(a),(b)
Series 2014-2A Class AR
3-month USD LIBOR + 0.930% 07/20/2026	2.675%	415,000	415,207
Capital One Multi-Asset Execution Trust
Series 2015-A1 Class A1
01/15/2021	1.390%	290,000	289,934
Series 2016-A3 Class A3
04/15/2022	1.340%	285,000	280,694
Cedar Funding VI CLO Ltd.(a),(b)
Series 2016-6A Class A1
3-month USD LIBOR + 1.470% 10/20/2028	3.215%	400,000	401,746
Chase Issuance Trust
Series 2015-A7 Class A7
07/15/2020	1.620%	290,000	289,449
Series 2016-A2 Class A
06/15/2021	1.370%	580,000	571,258
Series 2016-A5 Class A5
07/15/2021	1.270%	575,000	565,403
Citibank Credit Card Issuance Trust
Series 2017-A3 Class A3
04/07/2022	1.920%	270,000	265,827
CKE Restaurant Holdings, Inc.(a)
CMO Series 2013-1A Class A2
03/20/2043	4.474%	405,012	407,156
Coinstar Funding LLC(a)
CMO Series 2017-1 Class A2
04/25/2047	5.216%	392,038	403,536
College Loan Corp. Trust I(b)
Subordinated Series 2005-2 Class B
3-month USD LIBOR + 0.490% 01/15/2037	2.210%	491,312	452,323
Asset-Backed Securities — Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
DB Master Finance LLC(a)
CMO Series 2015-1A Class A2II
02/20/2045	3.980%	679,000	683,522
CMO Series 2017-1A Class A2I
11/20/2047	3.629%	99,750	98,678
Discover Card Execution Note Trust
Series 2016-A4 Class A4
03/15/2022	1.390%	575,000	564,304
Domino’s Pizza Master Issuer LLC(a),(b)
CMO Series 2017-1A Class A2I
3-month USD LIBOR + 1.250% 07/25/2047	2.995%	373,125	373,162
Dryden 30 Senior Loan Fund(a),(b)
Series 2013-30A Class AR
3-month USD LIBOR + 0.820% 11/15/2028	2.236%	260,000	260,017
Dryden 41 Senior Loan Fund(a),(b)
Series 2015-41A Class A
3-month USD LIBOR + 1.500% 01/15/2028	3.220%	250,000	250,452
Dryden XXV Senior Loan Fund(a),(b)
Series 2012-25A Class ARR
3-month USD LIBOR + 0.900% 10/15/2027	2.622%	425,000	425,368
Eaton Vance CLO Ltd.(a),(b)
Series 2014-1A Class AR
3-month USD LIBOR + 1.200% 07/15/2026	2.922%	400,000	400,573
Education Loan Asset-Backed Trust I(a),(b)
Series 2013-1 Class A2
1-month USD LIBOR + 0.800% 04/26/2032	2.421%	436,000	437,339
EFS Volunteer No. 2 LLC(a),(b)
Series 2012-1 Class A2
1-month USD LIBOR + 1.350% 03/25/2036	2.971%	555,000	569,950
FOCUS Brands Funding LLC(a)
CMO Series 2017-1 Class A2II
04/30/2047	5.093%	163,763	168,117
Ford Credit Auto Owner Trust
Series 2014-C Class A3
05/15/2019	1.060%	13,864	13,858
Series 2016-C Class A3
03/15/2021	1.220%	580,000	570,802
Honda Auto Receivables Owner Trust
Series 2015-4 Class A3
09/23/2019	1.230%	264,858	263,749
JG Wentworth XXII LLC(a)
Series 2010-3A Class A
12/15/2048	3.820%	788,008	800,502

The accompanying Notes to Consolidated Financial Statements are an integral part of this statement.
Multi-Manager Alternative Strategies Fund | Semiannual Report 2018	5

Consolidated Portfolio of Investments  (continued)
February 28, 2018 (Unaudited)
Asset-Backed Securities — Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Limerock CLO II Ltd.(a),(b)
Series 2014-2A Class AR
3-month USD LIBOR + 1.300% 04/18/2026	3.034%	249,645	250,094
Magnetite IX Ltd.(a),(b)
Series 2014-9A
3-month USD LIBOR + 1.000% 07/25/2026	2.745%	370,000	370,746
METAL LLC(a)
Series 2017-1 Class A
10/15/2042	4.581%	242,516	243,311
Navient Student Loan Trust(b)
Series 2014-1 Class A3
1-month USD LIBOR + 0.510% 06/25/2031	2.131%	750,000	754,140
Navient Student Loan Trust(a),(b)
Series 2016-1A Class A
1-month USD LIBOR + 0.700% 02/25/2070	2.321%	617,845	623,285
Series 2016-2 Class A3
1-month USD LIBOR + 1.500% 06/25/2065	3.121%	729,000	755,782
Series 2017-3A Class A3
1-month USD LIBOR + 1.050% 07/26/2066	2.671%	750,000	770,709
Nelnet Student Loan Trust(a),(b)
Series 2012-1A Class A
1-month USD LIBOR + 0.800% 12/27/2039	2.421%	619,358	626,306
Series 2012-2A Class A
1-month USD LIBOR + 0.800% 12/26/2033	2.361%	927,873	932,879
Nissan Auto Receivables Owner Trust
Series 2015-B Class A4
01/17/2022	1.790%	480,000	475,340
SLC Student Loan Trust(b)
Series 2006-1 Class A6
3-month USD LIBOR + 0.160% 03/15/2055	1.749%	841,000	807,657
Series 2006-1 Class B
3-month USD LIBOR + 0.210% 03/15/2055	1.799%	557,674	527,087
SLM Student Loan Trust(a),(b)
Series 2003-10A Class A3
3-month USD LIBOR + 0.470% 12/15/2027	2.059%	606,665	606,536
Series 2004-3 Class A6A
3-month USD LIBOR + 0.550% 10/25/2064	2.295%	900,000	897,200
Asset-Backed Securities — Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
SLM Student Loan Trust(b)
Series 2007-3 Class A4
3-month USD LIBOR + 0.060% 01/25/2022	1.805%	870,000	845,961
Series 2007-6 Class A4
3-month USD LIBOR + 0.380% 10/25/2024	2.125%	567,905	568,345
Series 2008-2 Class B
3-month USD LIBOR + 1.200% 01/25/2083	2.945%	740,000	719,017
Series 2008-4 Class A4
3-month USD LIBOR + 1.650% 07/25/2022	3.395%	567,271	581,897
Series 2008-5 Class A4
3-month USD LIBOR + 1.700% 07/25/2023	3.445%	670,135	689,200
Series 2008-7 Class B
3-month USD LIBOR + 1.850% 07/26/2083	3.595%	500,000	514,065
Series 2008-9 Class A
3-month USD LIBOR + 1.500% 04/25/2023	3.245%	583,614	597,138
Series 2011-2 Class A2
1-month USD LIBOR + 1.200% 10/25/2034	2.821%	750,000	780,544
Series 2012-1 Class A3
1-month USD LIBOR + 0.950% 09/25/2028	2.571%	671,914	677,343
Series 2014-2 Class A3
1-month USD LIBOR + 0.590% 03/25/2055	2.211%	570,000	574,165
Subordinated Series 2004-10 Class B
3-month USD LIBOR + 0.370% 01/25/2040	2.115%	522,890	489,814
Subordinated Series 2007-2 Class B
3-month USD LIBOR + 0.170% 07/25/2025	1.915%	700,000	645,241
Subordinated Series 2007-3 Class B
3-month USD LIBOR + 0.150% 01/25/2028	1.895%	700,000	624,944
Subordinated Series 2012-7 Class B
1-month USD LIBOR + 1.800% 09/25/2043	3.421%	550,000	549,309
Verizon Owner Trust(a)
Series 2017-1A Class A
09/20/2021	2.060%	225,000	222,820
Voya CLO Ltd.(a),(b)
Series 2014-4A Class A1R
3-month USD LIBOR + 0.950% 10/14/2026	2.672%	365,000	365,570

The accompanying Notes to Consolidated Financial Statements are an integral part of this statement.
6	Multi-Manager Alternative Strategies Fund | Semiannual Report 2018

Consolidated Portfolio of Investments  (continued)
February 28, 2018 (Unaudited)
Asset-Backed Securities — Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Series 2015-2A Class A
3-month USD LIBOR + 1.400% 07/23/2027	3.145%	400,000	401,038
Wendy’s Funding LLC(a)
CMO Series 2015-1 Class A2II
06/15/2045	4.080%	260,015	263,034
Series 2018-1A Class A2I
03/15/2048	3.573%	100,000	99,188
Total Asset-Backed Securities — Non-Agency (Cost $30,190,763)			30,520,573

Commercial Mortgage-Backed Securities - Agency 3.7%

Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates(c),(d)
CMO Series K014 Class X1
04/25/2021	1.180%	5,443,340	170,171
Series K015 Class X3
08/25/2039	2.801%	2,000,000	180,651
Series K705 Class X3
09/25/2039	1.996%	10,000,000	108,984
Series K712 Class X1
11/25/2019	1.333%	6,432,035	110,059
Series K712 Class X3
05/25/2040	1.441%	6,500,000	168,722
Series K714 Class X1
10/25/2020	0.681%	6,286,550	92,567
Series K717 Class X3
11/25/2042	1.625%	3,500,000	182,821
Series Q004 Class XFL
10/25/2021	1.108%	7,199,261	171,851
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates
CMO Series K151 Class A3
04/25/2030	3.511%	710,000	728,417
CMO Series KJ02 Class A2
09/25/2020	2.597%	579,690	577,103
Series K004 Class A3
08/25/2019	4.241%	700,000	714,189
Series K005 Class A2
11/25/2019	4.317%	600,000	615,130
Series KJ05 Class A1
05/25/2021	1.418%	200,090	196,452
Series KJ13
09/25/2021	2.055%	930,815	918,962
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates(b)
Series KF09 Class A
1-month USD LIBOR + 0.380% 05/25/2022	1.944%	736,349	736,926
Commercial Mortgage-Backed Securities - Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Series KF10 Class A
1-month USD LIBOR + 0.380% 07/25/2022	1.944%	764,725	768,295
Series KS02 Class A
1-month USD LIBOR + 0.380% 08/25/2023	1.944%	668,089	668,294
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates(c)
Series Q004 Class A2H
01/25/2021	2.673%	1,013,654	1,017,523
Federal National Mortgage Association
10/01/2020	3.270%	343,829	348,098
10/01/2020	3.570%	366,880	374,113
12/01/2020	3.479%	453,281	459,354
04/01/2021	4.386%	439,057	455,485
07/01/2021	3.840%	340,951	351,136
07/01/2021	3.980%	275,000	283,828
08/01/2021	4.019%	342,786	353,206
09/01/2021	4.010%	341,581	353,370
09/01/2021	4.107%	340,965	352,297
10/01/2021	3.440%	268,647	273,451
12/01/2021	3.300%	822,010	832,778
01/01/2022	3.104%	1,101,207	1,109,346
11/01/2022	2.135%	798,097	772,080
04/01/2028	3.050%	390,000	381,949
03/01/2031	3.030%	406,324	391,504
Series 2011-M2 Class A3
04/25/2021	3.764%	1,027,819	1,052,623
Series 2011-M4 Class A2
06/25/2021	3.726%	770,000	788,667
Series 2011-M7 Class A2
09/25/2018	2.578%	132,639	132,458
Series 2012-M1 Class A2
10/25/2021	2.729%	770,000	765,331
Federal National Mortgage Association(b),(d)
Series 2011-M9 Class SA
1-month USD LIBOR + 6.350% 01/25/2021	4.729%	1,995,465	166,474
Federal National Mortgage Association(c),(d)
Series 2012-M14 Class X2
09/25/2022	0.484%	7,491,868	129,677
Series 2016-M11B Class X2
07/25/2039	2.705%	4,072,200	275,259
Series 2016-M4 Class X2
01/25/2039	2.618%	1,293,615	140,659
Federal National Mortgage Association(b)
Series 2013-M13 Class FA
1-month USD LIBOR + 0.350% 05/25/2018	1.971%	73,802	73,825
Government National Mortgage Association
CMO Series 2010-140 Class C
10/16/2043	3.674%	710,000	710,042

The accompanying Notes to Consolidated Financial Statements are an integral part of this statement.
Multi-Manager Alternative Strategies Fund | Semiannual Report 2018	7

Consolidated Portfolio of Investments  (continued)
February 28, 2018 (Unaudited)
Commercial Mortgage-Backed Securities - Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 2011-165 Class A
10/16/2037	2.194%	496,709	493,550
Government National Mortgage Association(c),(d)
CMO Series 2014-103 Class IO
05/16/2055	0.621%	3,231,973	116,593
Series 2014-88 Class IE
03/16/2055	0.321%	4,691,677	138,009
Series 2017-145 Class IO
04/16/2057	0.666%	2,980,773	192,894
Series 2017-148 Class IO
07/16/2059	0.659%	2,597,387	164,862
Government National Mortgage Association(c)
Series 2011-65
09/16/2050	4.045%	554,079	561,166
Series 2011-67
09/16/2051	3.944%	705,000	708,822
Total Commercial Mortgage-Backed Securities - Agency (Cost $22,350,451)			21,830,023

Commercial Mortgage-Backed Securities - Non-Agency 2.8%

Banc of America Commercial Mortgage Trust(c)
Series 2007-3 Class C
06/10/2049	5.755%	400,000	407,636
Bear Stearns Commercial Mortgage Securities Trust(a),(c)
Series 2004-PWR4 Class G
06/11/2041	6.008%	480,000	498,153
Bear Stearns Deutsche Bank Trust(a)
Subordinated Series 2005-AFR1 Class G
09/15/2027	5.293%	525,000	545,913
Citigroup Commercial Mortgage Trust
Series 2013-GC15 Class A2
09/10/2046	3.161%	769,924	771,761
Series 2014-GC23 Class A2
07/10/2047	2.851%	340,159	341,081
Series 2015 Class A2
02/10/2048	2.687%	725,000	722,531
CLNS Trust(a),(b)
Subordinated Series 2017-IKPR Class C
1-month USD LIBOR + 1.100% 06/11/2032	2.680%	100,000	100,156
Cold Storage Trust(a),(b)
Series 2017-ICE3 Class C
1-month USD LIBOR + 1.350% 04/15/2036	2.938%	230,000	230,786
Commercial Mortgage Pass-Through Certificates(c),(d)
Series 2012-CR3 Class XA
10/15/2045	1.883%	1,809,771	128,284
Commercial Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Commercial Mortgage Trust(c),(d)
Series 2012-CR4 Class XA
10/15/2045	1.795%	3,923,241	240,111
Series 2013-CR13 Class XA
11/12/2046	0.909%	3,706,287	117,329
Series 2013-LC6 Class XA
01/10/2046	1.413%	2,123,423	118,033
Commercial Mortgage Trust(a),(c),(d)
Series 2012-LC4 Class XA
12/10/2044	2.212%	3,298,077	208,019
Commercial Mortgage Trust
Series 2013-CR6 Class A2
03/10/2046	2.122%	103,273	103,222
Series 2013-CR8 Class A2
06/10/2046	2.367%	425,905	426,320
Series 2014-CR16 Class A2
04/10/2047	3.042%	405,000	406,641
Series 2014-CR17 Class A2
05/10/2047	3.012%	850,000	853,665
Series 2014-UBS4 Class A2
08/10/2047	2.963%	570,000	571,911
Commercial Mortgage Trust(a),(c)
Series 2014-277P Class A
08/10/2049	3.611%	165,000	167,374
Core Industrial Trust(a)
Series 2015-CALW Class A
02/10/2034	3.040%	85,000	84,825
Credit Suisse First Boston Mortgage Securities Corp.(c),(d)
Series 98-C1 Class AX
05/17/2040	1.808%	750,325	11,504
CSAIL Commercial Mortgage Trust
Series 2015-C1 Class A2
04/15/2050	2.970%	1,000,000	1,001,041
Grace Mortgage Trust(a)
Series 2014-GRCE Class A
06/10/2028	3.369%	145,000	146,312
GS Mortgage Securities Corp. II(a)
Series 2012-ALOH Class A
04/10/2034	3.551%	290,000	294,432
Series 2013-KING Class A
12/10/2027	2.706%	167,646	167,217
GS Mortgage Securities Corp. II(a),(b),(e)
Series 2018-CHLL Class F
1-month USD LIBOR + 3.300% 02/15/2037	4.888%	100,000	100,000
GS Mortgage Securities Corp. Trust(a)
Series 2012-SHOP Class A
06/05/2031	2.933%	170,000	170,661

The accompanying Notes to Consolidated Financial Statements are an integral part of this statement.
8	Multi-Manager Alternative Strategies Fund | Semiannual Report 2018

Consolidated Portfolio of Investments  (continued)
February 28, 2018 (Unaudited)
Commercial Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
GS Mortgage Securities Corp. Trust(a),(c),(d)
Series 2017-GPTX Class XCP
05/10/2034	0.786%	6,000,000	105,044
GS Mortgage Securities Trust(a),(c),(d)
Series 2012-GC6 Class XB
01/10/2045	0.199%	10,648,392	85,853
Irvine Core Office Trust(a),(c)
Series 2013-IRV Class A2
05/15/2048	3.173%	170,000	169,278
JPMBB Commercial Mortgage Securities Trust
Series 2013-C14 Class A2
08/15/2046	3.019%	752,795	755,324
Series 2013-C15 Class A2
11/15/2045	2.977%	494,903	495,794
JPMBB Commercial Mortgage Securities Trust(c),(d)
Series 2014-C23 Class XA
09/15/2047	0.821%	4,347,587	126,007
Series 2014-C26 Class XA
01/15/2048	1.128%	3,857,349	179,085
JPMorgan Chase Commercial Mortgage Securities Trust(a)
Series 2012-HSBC Class A
07/05/2032	3.093%	212,228	211,601
Series 2018-BCON Class A
01/05/2031	3.735%	170,000	173,767
JPMorgan Chase Commercial Mortgage Securities Trust(c),(d)
Series 2012-LC9 Class XA
12/15/2047	1.559%	4,528,657	247,112
JPMorgan Chase Commercial Mortgage Securities Trust
Series 2013-C16 Class A2
12/15/2046	3.070%	536,226	537,658
Series 2014-C20 Class A2
07/15/2047	2.872%	750,000	751,813
LCCM Mortgage Trust(a)
Series 2014-909 Class A
05/15/2031	3.388%	170,000	170,777
Morgan Stanley Bank of America Merrill Lynch Trust(c),(d)
Series 2013-C7 Class XA
02/15/2046	1.389%	2,784,774	153,572
Morgan Stanley Capital I Trust(c)
Series 2007-T25 Class AJ
11/12/2049	5.574%	399,850	403,349
Morgan Stanley Capital I Trust(a)
Series 2013-WLSR Class A
01/11/2032	2.695%	180,000	178,586
Series 2014-MP Class A
08/11/2033	3.469%	140,000	140,956
Commercial Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Morgan Stanley Capital I Trust(a),(b)
Subordinated Series 2017-CLS Class D
1-month USD LIBOR + 1.400% 11/15/2034	2.988%	70,000	70,000
MSDB Trust(a),(c)
Subordinated Series 2017-712F Class B
07/11/2039	3.453%	280,000	272,407
OBP Depositor LLC Trust(a)
Series 2010-OBP Class A
07/15/2045	4.646%	150,000	154,354
RBS Commercial Funding, Inc., Trust(a),(c)
Series 2013-GSP Class A
01/13/2032	3.834%	165,000	166,963
SFAVE Commercial Mortgage Securities Trust(a),(c)
Subordinated Series 2015-5AVE Class D
01/05/2043	4.388%	200,000	163,903
VNDO Mortgage Trust(a)
Series 2012-6AVE Class A
11/15/2030	2.996%	170,000	168,041
Series 2013-PENN Class A
12/13/2029	3.808%	170,000	172,941
Vornado DP LLC Trust(a)
Series 2010-VNO Class A2FX
09/13/2028	4.004%	335,000	344,673
Wachovia Bank Commercial Mortgage Trust(c)
Series 2006-C27 Class AJ
07/15/2045	5.825%	92,288	92,310
Wells Fargo Commercial Mortgage Trust(a),(c)
Series 2013-120B Class A
03/18/2028	2.710%	170,000	169,002
WF-RBS Commercial Mortgage Trust(a),(c),(d)
Series 2012-C8 Class XA
08/15/2045	1.849%	1,778,452	114,529
Series 2012-C9 Class XA
11/15/2045	1.960%	1,886,817	135,257
WF-RBS Commercial Mortgage Trust(c),(d)
Series 2014-C24 Class XA
11/15/2047	0.948%	2,934,983	129,908
Series 2014-LC14 Class XA
03/15/2047	1.301%	2,506,332	121,059
Worldwide Plaza Trust(a)
Series 2017-WWP Class D
11/10/2036	3.596%	120,000	113,273
Total Commercial Mortgage-Backed Securities - Non-Agency (Cost $16,456,285)			16,209,114

The accompanying Notes to Consolidated Financial Statements are an integral part of this statement.
Multi-Manager Alternative Strategies Fund | Semiannual Report 2018	9

Consolidated Portfolio of Investments  (continued)
February 28, 2018 (Unaudited)
Common Stocks 21.0%
Issuer	Shares	Value ($)
Consumer Discretionary 4.1%
Auto Components 0.6%
Adient PLC	2,540	157,632
Aptiv PLC	13,233	1,208,570
Dana, Inc.	5,246	139,386
Federal-Mogul Holdings Corp.(f),(g),(h)	146,838	1,468,380
Lear Corp.	882	164,555
Leoni AG	4,218	286,835
Magna International, Inc.	3,005	165,185
Visteon Corp.(g)	870	107,741
Total		3,698,284
Hotels, Restaurants & Leisure 0.9%
Caesars Entertainment Corp.(g),(i),(j)	74,918	951,459
Dave & Buster’s Entertainment, Inc.(g),(i),(j)	29,726	1,330,833
Dunkin’ Brands Group, Inc.	2,679	160,445
Extended Stay America, Inc.	4,152	83,165
Jack in the Box, Inc.(i),(j)	22,219	2,001,487
McDonald’s Corp.	1,008	159,002
Papa John’s International, Inc.	1,848	106,703
Restaurant Brands International, Inc.	2,310	135,343
Wendy’s Co. (The)	9,516	151,780
Total		5,080,217
Household Durables —%
Lennar Corp., Class B	1	45
Internet & Direct Marketing Retail 0.2%
Yoox Net-A-Porter Group SpA(g)	30,238	1,387,729
Media 2.2%
Kabel Deutschland Holding AG	4,300	571,814
Sky PLC	86,028	1,588,322
Starz Acquisition LLC(f),(g),(h)	89,648	3,246,002
Time Warner, Inc.(k)	12,555	1,167,113
Tribune Media Co.	144,751	6,031,774
Total		12,605,025
Specialty Retail 0.2%
Lowe’s Companies, Inc.	5,749	515,053
Rent-A-Center, Inc.	87,038	654,526
Total		1,169,579
Total Consumer Discretionary		23,940,879
Common Stocks (continued)
Issuer	Shares	Value ($)
Consumer Staples 0.2%
Beverages 0.2%
Refresco Group NV	53,747	1,308,149
Food & Staples Retailing —%
Safeway, Inc. PDC CVR(f),(g),(h)	287,209	86
Food Products —%
Dole Food Co., Inc.(f),(g),(h)	96,900	67,830
Total Consumer Staples		1,376,065
Energy —%
Energy Equipment & Services —%
Halliburton Co.	1,020	47,348
Schlumberger Ltd.	634	41,616
Total		88,964
Total Energy		88,964
Financials 1.8%
Banks 0.5%
BankUnited, Inc.	3,508	141,092
Commerce Bancshares, Inc.	4,437	256,325
Community Bank System, Inc.	3,309	176,403
Cullen/Frost Bankers, Inc.	1,954	203,196
First Republic Bank	1,772	164,442
Glacier Bancorp, Inc.	3,475	135,178
Investors Bancorp, Inc.	8,750	118,125
JPMorgan Chase & Co.	1,611	186,070
MB Financial, Inc.	2,750	112,778
Park National Corp.	1,155	116,678
PNC Financial Services Group, Inc. (The)	3,205	505,300
SVB Financial Group(g)	1,015	252,715
Synovus Financial Corp.	6,725	331,542
U.S. Bancorp	5,625	305,775
Total		3,005,619
Consumer Finance 0.1%
American Express Co.	1,339	130,566
Capital One Financial Corp.	2,184	213,879
Total		344,445

The accompanying Notes to Consolidated Financial Statements are an integral part of this statement.
10	Multi-Manager Alternative Strategies Fund | Semiannual Report 2018

Consolidated Portfolio of Investments  (continued)
February 28, 2018 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Insurance 1.0%
Stewart Information Services Corp.(i),(j)	58,972	2,366,546
Validus Holdings Ltd.(i),(j)	51,555	3,487,180
Total		5,853,726
Mortgage Real Estate Investment Trusts (REITS) 0.2%
Ladder Capital Corp., Class A	101,253	1,495,507
Thrifts & Mortgage Finance —%
Oritani Financial Corp.	376	5,866
Total Financials		10,705,163
Health Care 3.3%
Biotechnology 1.6%
Ablynx NV(g)	21,174	1,126,023
Amgen, Inc.(i),(j)	6,059	1,113,462
Bioverativ, Inc.(g)	37,814	3,958,369
Juno Therapeutics, Inc.(g),(i),(j)	28,836	2,502,100
TiGenix NV(g)	138,338	290,964
Total		8,990,918
Health Care Equipment & Supplies 0.2%
NxStage Medical, Inc.(g)	57,530	1,339,298
Health Care Providers & Services 1.3%
Aetna, Inc.(i),(j),(k)	19,461	3,445,765
Air Methods Corp.(f),(g),(h)	238,585	2,564,789
Aveta, Inc.(f),(g),(h)	6,409,000	6
Aveta, Inc.(f),(g),(h)	2,397,000	2
Kindred Healthcare, Inc.(i),(j)	163,469	1,503,915
Total		7,514,477
Pharmaceuticals 0.2%
Bayer AG, Registered Shares	5,478	639,262
Paratek Pharmaceuticals, Inc.(g),(i),(j)	50,182	657,384
Total		1,296,646
Total Health Care		19,141,339
Industrials 1.9%
Aerospace & Defense 1.0%
Orbital ATK, Inc.(i),(j)	43,747	5,777,229
Air Freight & Logistics —%
CH Robinson Worldwide, Inc.	1,147	107,084
Common Stocks (continued)
Issuer	Shares	Value ($)
Construction & Engineering —%
HC2 Holdings, Inc.(g)	11,950	59,272
Electrical Equipment 0.4%
General Cable Corp.	58,452	1,727,257
Nexans SA	4,300	226,595
Total		1,953,852
Machinery 0.3%
Flowserve Corp.	2,046	86,648
Fortive Corp.	1,643	126,182
Illinois Tool Works, Inc.	772	124,632
Middleby Corp. (The)(g)	399	47,980
Trinity Industries, Inc.	32,360	1,056,230
Welbilt, Inc.(g)	2,687	53,230
Xylem, Inc.	1,430	106,649
Total		1,601,551
Professional Services —%
RPX Corp.(i),(j)	1,451	14,553
Road & Rail 0.2%
Heartland Express, Inc.	4,324	84,405
JB Hunt Transport Services, Inc.	1,720	203,940
Landstar System, Inc.	1,863	202,694
Norfolk Southern Corp.	3,374	469,256
Schneider National, Inc., Class B	7,429	192,114
Werner Enterprises, Inc.	5,351	199,325
Total		1,351,734
Total Industrials		10,865,275
Information Technology 4.2%
IT Services 1.0%
CSRA, Inc.	33,932	1,375,264
DST Systems, Inc.(i),(j),(k)	50,261	4,180,207
Total		5,555,471
Semiconductors & Semiconductor Equipment 2.4%
Broadcom Ltd.	725	178,683
Intel Corp.	4,305	212,193
Microsemi Corp.(g)	20,032	1,300,077
NXP Semiconductors NV(g),(k)	99,416	12,393,199
Total		14,084,152

The accompanying Notes to Consolidated Financial Statements are an integral part of this statement.
Multi-Manager Alternative Strategies Fund | Semiannual Report 2018	11

Consolidated Portfolio of Investments  (continued)
February 28, 2018 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Software 0.3%
CDK Global, Inc.	25,411	1,745,228
Gigamon, Inc.(f),(g),(h),(l)	34,432	0
Total		1,745,228
Technology Hardware, Storage & Peripherals 0.5%
Xerox Corp.(i),(j)	96,067	2,912,751
Total Information Technology		24,297,602
Materials 2.3%
Chemicals 1.9%
Akzo Nobel NV	3,994	389,089
Ashland Global Holdings, Inc.(i),(j)	36,307	2,571,262
Axalta Coating Systems Ltd.(g)	40,142	1,236,373
Monsanto Co.(i),(j)	52,833	6,518,007
Total		10,714,731
Paper & Forest Products 0.4%
KapStone Paper and Packaging Corp.(i),(j)	72,608	2,533,293
Total Materials		13,248,024
Real Estate 1.3%
Equity Real Estate Investment Trusts (REITS) 0.5%
Hospitality Properties Trust	2,925	74,412
JBG SMITH Properties(i),(j)	31,894	1,041,339
LaSalle Hotel Properties	2,864	70,254
Macerich Co. (The)(i),(j)	31,851	1,877,298
Xenia Hotels & Resorts, Inc.	3,768	74,117
Total		3,137,420
Real Estate Management & Development 0.8%
BUWOG AG	122,277	4,311,243
Total Real Estate		7,448,663
Telecommunication Services 1.6%
Diversified Telecommunication Services 1.6%
TDC A/S	333,183	2,713,028
Verizon Communications, Inc.(i),(j)	145,907	6,965,613
Total		9,678,641
Total Telecommunication Services		9,678,641
Common Stocks (continued)
Issuer	Shares	Value ($)
Utilities 0.3%
Independent Power and Renewable Electricity Producers 0.3%
Dynegy, Inc.(g),(i),(j)	140,912	1,723,354
Total Utilities		1,723,354
Total Common Stocks (Cost $121,408,934)		122,513,969

Convertible Bonds(m) 1.1%
Issuer	Coupon Rate		Principal Amount ($)	Value ($)
Cable and Satellite 0.0%
DISH Network Corp.
08/15/2026	3.375%		80,000	80,485
Consumer Cyclical Services 0.0%
Liberty Expedia Holdings, Inc.(a)
06/30/2047	1.000%		270,000	260,032
Electric 0.1%
NextEra Energy Partners LP(a)
09/15/2020	1.500%		300,000	293,251
Finance Companies 0.0%
Air Lease Corp.
12/01/2018	3.875%		155,000	235,988
Health Care 0.1%
Danaher Corp.(n)
01/22/2021	0.000%		100,000	373,557
Healthcare Insurance 0.1%
Anthem, Inc.
10/15/2042	2.750%		150,000	482,156
Media and Entertainment 0.1%
Liberty Interactive LLC(a)
09/30/2046	1.750%		185,000	213,034
Liberty Media Corp./Formula One(a)
01/30/2023	1.000%		200,000	216,968
Total				430,002
Other REIT 0.0%
Redwood Trust, Inc.
04/15/2018	4.625%		280,000	280,000
Pharmaceuticals 0.6%
Bayer Capital Corp BV(a)
Subordinated
11/22/2019	5.625%	EUR	200,000	258,640

The accompanying Notes to Consolidated Financial Statements are an integral part of this statement.
12	Multi-Manager Alternative Strategies Fund | Semiannual Report 2018

Consolidated Portfolio of Investments  (continued)
February 28, 2018 (Unaudited)
Convertible Bonds(m) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Impax Laboratories, Inc.(i),(j)
06/15/2022	2.000%	3,001,000	2,939,353
Total			3,197,993
Technology 0.1%
Novellus Systems, Inc.
05/15/2041	2.625%	30,000	172,371
ON Semiconductor Corp.(a)
10/15/2023	1.625%	135,000	181,121
Teradyne, Inc.
12/15/2023	1.250%	100,000	151,790
Total			505,282
Tobacco 0.0%
Vector Group Ltd.(o)
01/15/2019	2.500%	125,000	174,773
Total Convertible Bonds (Cost $6,125,952)			6,313,519

Convertible Preferred Stocks 0.6%
Issuer		Shares	Value ($)
Energy 0.1%
Oil, Gas & Consumable Fuels 0.1%
Hess Corp.	8.000%	3,000	164,280
Kinder Morgan, Inc.	9.750%	13,600	453,152
Total			617,432
Total Energy			617,432
Health Care 0.1%
Health Care Equipment & Supplies 0.1%
Becton Dickinson and Co.	6.125%	9,350	546,975
Total Health Care			546,975
Industrials 0.1%
Machinery 0.1%
Rexnord Corp.	5.750%	5,065	319,500
Stanley Black & Decker, Inc.	5.375%	1,535	180,900
Total			500,400
Total Industrials			500,400
Real Estate 0.1%
Equity Real Estate Investment Trusts (REITS) 0.1%
Crown Castle International Corp.	6.875%	260	290,995
Total Real Estate			290,995
Convertible Preferred Stocks (continued)
Issuer		Shares	Value ($)
Utilities 0.2%
Electric Utilities 0.1%
NextEra Energy, Inc.	6.371%	3,575	242,135
NextEra Energy, Inc.	6.123%	12,350	682,955
Total			925,090
Multi-Utilities 0.1%
Dominion Resources, Inc.	6.750%	7,925	386,502
Total Utilities			1,311,592
Total Convertible Preferred Stocks (Cost $3,346,643)			3,267,394

Corporate Bonds & Notes(m) 18.3%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Aerospace & Defense 0.4%
BAE Systems Holdings, Inc.(a)
06/01/2019	6.375%	350,000	365,635
Huntington Ingalls Industries, Inc.(a)
11/15/2025	5.000%	370,000	393,459
L3 Technologies, Inc.
10/15/2019	5.200%	300,000	310,833
12/15/2026	3.850%	156,000	154,911
Lockheed Martin Corp.
03/01/2025	2.900%	400,000	384,519
01/15/2026	3.550%	275,000	275,032
Northrop Grumman Corp.
01/15/2028	3.250%	260,000	248,474
Total			2,132,863
Airlines 0.1%
American Airlines Pass-Through Trust
Series 2016-2 Class AA
06/15/2028	3.200%	237,000	228,010
Continental Airlines Pass-Through Trust
04/19/2022	5.983%	122,221	131,755
U.S. Airways Pass-Through Trust
04/22/2023	6.250%	290,183	314,053
Total			673,818
Apartment REIT 0.0%
Mid-America Apartments LP
10/15/2023	4.300%	325,000	336,488
Automotive 0.2%
American Axle & Manufacturing, Inc.
10/15/2022	6.625%	165,000	170,645

The accompanying Notes to Consolidated Financial Statements are an integral part of this statement.
Multi-Manager Alternative Strategies Fund | Semiannual Report 2018	13

Consolidated Portfolio of Investments  (continued)
February 28, 2018 (Unaudited)
Corporate Bonds & Notes(m) (continued)
Issuer	Coupon Rate		Principal Amount ($)	Value ($)
Ford Motor Credit Co. LLC
05/15/2018	5.000%		500,000	502,620
General Motors Financial Co., Inc.
04/13/2020	2.650%		370,000	366,382
Total				1,039,647
Banking 3.1%
Astoria Financial Corp.
06/08/2020	3.500%		215,000	214,342
Bank of America Corp.
05/01/2018	5.650%		500,000	502,812
07/15/2018	6.500%		265,000	268,545
Bank of America Corp.(a),(o)
12/20/2023	3.004%		1,079,000	1,055,749
Bank of America Corp.(o)
10/01/2025	3.093%		225,000	217,737
04/24/2028	3.705%		750,000	737,108
Citigroup, Inc.
05/15/2018	6.125%		1,750,000	1,762,605
12/07/2018	2.050%		500,000	498,458
05/22/2019	8.500%		250,000	267,190
Citigroup, Inc.(b)
3-month AUD BBR + 1.550% 05/04/2021	3.320%	AUD	280,000	222,171
ConnectOne Bancorp, Inc.(o)
Subordinated
02/01/2028	5.200%		65,000	65,255
Dime Community Bancshares, Inc.(o)
Subordinated
06/15/2027	4.500%		200,000	199,759
Discover Financial Services
02/09/2027	4.100%		160,000	157,954
Fifth Third Bancorp(o)
Junior Subordinated
12/31/2049	5.100%		455,000	449,313
First Midwest Bancorp, Inc.
Subordinated
09/29/2026	5.875%		100,000	104,855
Goldman Sachs Group, Inc. (The)
04/01/2018	6.150%		1,000,000	1,003,735
01/23/2025	3.500%		500,000	491,170
05/22/2025	3.750%		400,000	398,258
Goldman Sachs Group, Inc. (The)(b)
3-month USD LIBOR + 0.750% 02/23/2023	2.556%		600,000	600,409
Goldman Sachs Group, Inc. (The)(a)
05/15/2024	1.375%	EUR	186,000	229,675
Goldman Sachs Group, Inc. (The)(o)
09/29/2025	3.272%		260,000	250,832
Corporate Bonds & Notes(m) (continued)
Issuer	Coupon Rate		Principal Amount ($)	Value ($)
Huntington Bancshares, Inc.(e),(o)
12/31/2049	5.700%		155,000	155,000
JPMorgan Chase & Co.(o)
05/01/2028	3.540%		750,000	731,476
01/23/2029	3.509%		450,000	436,138
JPMorgan Chase Bank NA(b)
3-month USD LIBOR + 0.250% 02/13/2020	2.050%		690,000	690,052
Lloyds Banking Group PLC(o)
11/07/2023	2.907%		200,000	193,520
M&T Bank Corp.(o)
Junior Subordinated
12/31/2049	5.125%		270,000	275,052
Morgan Stanley
05/13/2019	7.300%		500,000	526,149
Morgan Stanley(b)
3-month USD LIBOR + 0.800% 02/14/2020	2.633%		1,000,000	1,003,955
3-month USD LIBOR + 0.930% 07/22/2022	2.675%		800,000	808,934
Renasant Corp.(o)
09/01/2026	5.000%		90,000	90,305
Santander UK Group Holdings PLC
10/16/2020	2.875%		500,000	496,287
SunTrust Banks, Inc.(o)
Junior Subordinated
12/31/2049	5.050%		275,000	274,787
Synovus Financial Corp.(o)
Subordinated
12/15/2025	5.750%		535,000	558,845
UBS AG
08/14/2019	2.375%		450,000	447,874
US Bancorp
06/07/2024	0.850%	EUR	100,000	121,112
Wells Fargo & Co.(b)
3-month AUD BBR + 1.320% 07/27/2021	3.100%	AUD	300,000	237,342
Wells Fargo & Co.
04/27/2022	3.250%	AUD	300,000	233,646
04/22/2026	3.000%		260,000	246,095
Wells Fargo & Co.(o)
05/22/2028	3.584%		310,000	302,683
Westpac Banking Corp.(a)
10/21/2019	5.000%	GBP	150,000	219,398
Zions Bancorporation(o)
Junior Subordinated
12/31/2049	5.800%		99,000	100,750
Total				17,847,332

The accompanying Notes to Consolidated Financial Statements are an integral part of this statement.
14	Multi-Manager Alternative Strategies Fund | Semiannual Report 2018

Consolidated Portfolio of Investments  (continued)
February 28, 2018 (Unaudited)
Corporate Bonds & Notes(m) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Brokerage/Asset Managers/Exchanges 0.0%
Raymond James Financial, Inc.
07/15/2046	4.950%	200,000	216,047
Building Materials 0.5%
Cemex SAB de CV(a)
05/05/2025	6.125%	315,000	333,012
Ply Gem Industries, Inc.
02/01/2022	6.500%	1,352,000	1,393,506
02/01/2022	6.500%	1,029,000	1,065,851
Total			2,792,369
Cable and Satellite 0.4%
Altice U.S. Finance I Corp.(a)
05/15/2026	5.500%	250,000	248,122
CCO Holdings LLC/Capital Corp.
01/15/2024	5.750%	275,000	280,573
CCO Holdings LLC/Capital Corp.(a)
05/01/2027	5.125%	371,000	356,934
02/01/2028	5.000%	28,000	26,494
Charter Communications Operating LLC/Capital
07/23/2025	4.908%	250,000	256,915
CSC Holdings LLC(a)
02/01/2028	5.375%	200,000	195,023
Intelsat Jackson Holdings SA
08/01/2023	5.500%	213,000	175,980
Intelsat Jackson Holdings SA(a)
07/15/2025	9.750%	36,000	34,183
Sirius XM Radio, Inc.(a)
05/15/2023	4.625%	220,000	219,465
07/15/2026	5.375%	215,000	217,595
08/01/2027	5.000%	115,000	112,089
Total			2,123,373
Chemicals 0.4%
Axalta Coating Systems LLC(a)
08/15/2024	4.875%	150,000	150,781
Dow Chemical Co. (The)
05/15/2019	8.550%	500,000	533,907
Platform Specialty Products Corp.(a)
02/01/2022	6.500%	1,421,000	1,455,992
Total			2,140,680
Construction Machinery 0.1%
United Rentals North America, Inc.
07/15/2023	4.625%	225,000	230,044
05/15/2027	5.500%	325,000	333,380
Total			563,424
Corporate Bonds & Notes(m) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Consumer Cyclical Services 0.2%
Amazon.com, Inc.(a)
08/22/2027	3.150%	285,000	274,880
Expedia, Inc.
02/15/2026	5.000%	260,000	266,620
02/15/2028	3.800%	265,000	246,627
Matthews International Corp.(a)
12/01/2025	5.250%	85,000	85,134
QVC, Inc.
02/15/2025	4.450%	227,000	223,632
Total			1,096,893
Consumer Products 0.2%
Central Garden & Pet Co.
11/15/2023	6.125%	170,000	177,677
First Quality Finance Co., Inc.(a)
05/15/2021	4.625%	92,000	91,936
07/01/2025	5.000%	75,000	73,424
Natura Cosmeticos SA(a)
02/01/2023	5.375%	265,000	268,150
Spectrum Brands, Inc.
07/15/2025	5.750%	325,000	336,024
Valvoline, Inc.
07/15/2024	5.500%	100,000	102,860
Total			1,050,071
Diversified Manufacturing 0.2%
General Electric Co.(o)
Junior Subordinated
12/31/2049	5.000%	485,000	478,819
Itron, Inc.(a)
01/15/2026	5.000%	90,000	89,593
United Technologies Corp.(o)
Junior Subordinated
05/04/2018	1.778%	400,000	399,131
Total			967,543
Electric 1.3%
Consumers Energy Co.
09/15/2018	5.650%	500,000	508,117
Dominion Energy, Inc.(a),(b)
3-month USD LIBOR + 0.550% 06/01/2019	2.556%	540,000	541,800
Duke Energy Progress LLC
12/01/2044	4.150%	425,000	435,371
Emera U.S. Finance LP
06/15/2026	3.550%	450,000	432,703

The accompanying Notes to Consolidated Financial Statements are an integral part of this statement.
Multi-Manager Alternative Strategies Fund | Semiannual Report 2018	15

Consolidated Portfolio of Investments  (continued)
February 28, 2018 (Unaudited)
Corporate Bonds & Notes(m) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Emera, Inc.(o)
Subordinated
06/15/2076	6.750%	450,000	501,807
Entergy Louisiana LLC
09/01/2018	6.500%	500,000	509,782
Indiana Michigan Power Co.
03/15/2023	3.200%	300,000	298,196
ITC Holdings Corp.(a)
11/15/2027	3.350%	150,000	144,212
Kansas City Power & Light Co.
03/01/2018	6.375%	500,000	500,054
Metropolitan Edison Co.
01/15/2019	7.700%	500,000	520,290
MidAmerican Energy Co.
05/01/2046	4.250%	400,000	418,926
NextEra Energy Operating Partners LP(a)
09/15/2024	4.250%	245,000	241,342
09/15/2027	4.500%	340,000	325,057
NRG Energy, Inc.
01/15/2027	6.625%	220,000	227,072
NSTAR Electric Co.
05/15/2027	3.200%	520,000	505,525
Public Service Co. of New Mexico
05/15/2018	7.950%	500,000	505,423
Southwestern Electric Power Co.
03/01/2018	5.875%	500,000	500,048
Tucson Electric Power Co.
11/15/2021	5.150%	450,000	478,281
Total			7,594,006
Environmental 0.0%
GFL Environmental, Inc.(a)
03/01/2023	5.375%	100,000	100,075
Finance Companies 0.1%
CIT Group, Inc.(a)
02/15/2019	5.500%	385,000	394,037
International Lease Finance Corp.(a)
09/01/2018	7.125%	500,000	510,476
Total			904,513
Food and Beverage 0.8%
Anheuser-Busch InBev Finance, Inc.
02/01/2026	3.650%	540,000	534,490
Aramark Services, Inc.(a)
04/01/2025	5.000%	275,000	276,869
B&G Foods, Inc.
06/01/2021	4.625%	335,000	335,949
Corporate Bonds & Notes(m) (continued)
Issuer	Coupon Rate		Principal Amount ($)	Value ($)
Beam Suntory, Inc.
06/15/2018	1.750%		500,000	498,700
Constellation Brands, Inc.
05/01/2023	4.250%		370,000	383,299
12/01/2025	4.750%		200,000	212,066
Kraft Heinz Co. (The)(a)
02/15/2025	4.875%		320,000	334,538
Kraft Heinz Foods Co.
07/02/2018	2.000%		400,000	399,412
07/15/2025	3.950%		275,000	272,201
06/01/2046	4.375%		200,000	182,752
Molson Coors Brewing Co.
07/15/2024	1.250%	EUR	200,000	244,526
Pilgrim’s Pride Corp.(a)
09/30/2027	5.875%		90,000	87,526
Post Holdings, Inc.(a)
08/15/2026	5.000%		345,000	328,415
03/01/2027	5.750%		455,000	451,308
Total				4,542,051
Gaming 0.0%
GLP Capital LP/Financing II, Inc.
04/15/2026	5.375%		80,000	82,673
MGM Growth Properties Operating Partnership LP/Finance Co-Issuer, Inc.
05/01/2024	5.625%		75,000	77,653
Rivers Pittsburgh Borrower LP/Finance Corp.(a)
08/15/2021	6.125%		83,000	78,665
Sugarhouse HSP Gaming Prop. Mezz LP/Finance Corp.(a)
05/15/2025	5.875%		92,000	86,305
Total				325,296
Health Care 1.0%
Abbott Laboratories
11/30/2046	4.900%		225,000	243,007
Baylor Scott & White Holdings
11/15/2026	2.650%		500,000	460,987
Change Healthcare Holdings LLC/Finance, Inc.(a)
03/01/2025	5.750%		86,000	86,090
CHS/Community Health Systems, Inc.
03/31/2023	6.250%		95,000	86,124
DaVita, Inc.
05/01/2025	5.000%		50,000	49,016
Fresenius Medical Care U.S. Finance II, Inc.(a)
09/15/2018	6.500%		200,000	203,827
Hackensack Meridian Health, Inc.
07/01/2057	4.500%		300,000	315,106

The accompanying Notes to Consolidated Financial Statements are an integral part of this statement.
16	Multi-Manager Alternative Strategies Fund | Semiannual Report 2018

Consolidated Portfolio of Investments  (continued)
February 28, 2018 (Unaudited)
Corporate Bonds & Notes(m) (continued)
Issuer	Coupon Rate		Principal Amount ($)	Value ($)
HCA Healthcare, Inc.
Junior Subordinated
02/15/2021	6.250%		320,000	337,580
HCA, Inc.
02/15/2022	7.500%		300,000	333,000
05/01/2023	4.750%		305,000	311,222
03/15/2024	5.000%		475,000	483,976
02/15/2027	4.500%		285,000	277,810
Hologic, Inc.(a)
02/01/2028	4.625%		42,000	40,686
Kaiser Foundation Hospitals
05/01/2027	3.150%		440,000	426,378
Kindred Healthcare, Inc.
01/15/2023	8.750%		1,066,000	1,140,278
MPH Acquisition Holdings LLC(a)
06/01/2024	7.125%		70,000	73,616
New York and Presbyterian Hospital (The)
08/01/2036	3.563%		390,000	372,489
Quintiles IMS, Inc.(a)
05/15/2023	4.875%		263,000	268,708
Surgery Center Holdings, Inc.(a)
07/01/2025	6.750%		55,000	51,852
Tenet Healthcare Corp.
06/01/2020	4.750%		100,000	101,500
Tenet Healthcare Corp.(a)
07/15/2024	4.625%		54,000	51,840
Thermo Fisher Scientific, Inc.
09/12/2024	0.750%	EUR	100,000	119,664
Total				5,834,756
Healthcare Insurance 0.2%
Centene Corp.
02/15/2021	5.625%		60,000	61,621
01/15/2025	4.750%		195,000	194,013
Cigna Corp.
04/15/2025	3.250%		150,000	144,304
10/15/2027	3.050%		200,000	185,025
10/15/2047	3.875%		75,000	66,663
Molina Healthcare, Inc.
11/15/2022	5.375%		28,000	28,045
Molina Healthcare, Inc.(a)
06/15/2025	4.875%		75,000	72,299
WellCare Health Plans, Inc.
04/01/2025	5.250%		100,000	101,342
Wellpoint, Inc.
08/15/2024	3.500%		170,000	168,273
Total				1,021,585
Corporate Bonds & Notes(m) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Healthcare REIT 0.4%
HCP, Inc.
02/01/2019	3.750%	825,000	830,682
Healthcare Realty Trust, Inc.
04/15/2023	3.750%	600,000	599,851
Ventas Realty LP
04/01/2027	3.850%	300,000	294,783
Welltower, Inc.
03/15/2018	2.250%	750,000	750,181
Total			2,475,497
Independent Energy 0.5%
Antero Resources Corp.
12/01/2022	5.125%	55,000	55,633
06/01/2023	5.625%	275,000	282,084
03/01/2025	5.000%	290,000	292,461
Centennial Resource Production LLC(a)
01/15/2026	5.375%	50,000	49,860
Chesapeake Energy Corp.(a)
12/15/2022	8.000%	125,000	132,940
Concho Resources, Inc.
01/15/2025	4.375%	225,000	229,247
CrownRock LP/Finance, Inc.(a)
10/15/2025	5.625%	87,000	85,505
Diamondback Energy, Inc.
11/01/2024	4.750%	67,000	66,218
Endeavor Energy Resources LP/Finance, Inc.(a)
01/30/2026	5.500%	85,000	84,571
EQT Corp.
10/01/2027	3.900%	260,000	248,089
Gulfport Energy Corp.
05/15/2025	6.375%	21,000	20,703
Newfield Exploration Co.
07/01/2024	5.625%	297,000	313,617
01/01/2026	5.375%	210,000	216,591
Parsley Energy LLC/Finance Corp.(a)
01/15/2025	5.375%	195,000	194,025
08/15/2025	5.250%	60,000	59,282
10/15/2027	5.625%	25,000	24,841
Pioneer Natural Resources Co.
01/15/2026	4.450%	265,000	275,020
QEP Resources, Inc.
10/01/2022	5.375%	7,000	7,115
05/01/2023	5.250%	48,000	47,867
Seven Generations Energy Ltd.(a)
09/30/2025	5.375%	85,000	83,458
Total			2,769,127

The accompanying Notes to Consolidated Financial Statements are an integral part of this statement.
Multi-Manager Alternative Strategies Fund | Semiannual Report 2018	17

Consolidated Portfolio of Investments  (continued)
February 28, 2018 (Unaudited)
Corporate Bonds & Notes(m) (continued)
Issuer	Coupon Rate		Principal Amount ($)	Value ($)
Leisure 0.5%
AMC Entertainment Holdings, Inc.
11/15/2024	6.375%	GBP	225,000	309,184
Regal Entertainment Group
03/15/2022	5.750%		1,219,000	1,254,004
06/15/2023	5.750%		874,000	900,447
02/01/2025	5.750%		348,000	357,996
Total				2,821,631
Media and Entertainment 0.8%
21st Century Fox America, Inc.
05/18/2018	7.250%		400,000	404,118
Activision Blizzard, Inc.(a)
09/15/2023	6.125%		260,000	272,230
Activision Blizzard, Inc.
09/15/2026	3.400%		225,000	219,746
AMC Networks, Inc.
08/01/2025	4.750%		75,000	72,850
CBS Corp.
01/15/2026	4.000%		120,000	119,564
CBS Corp.(a)
06/01/2028	3.700%		80,000	76,904
Lamar Media Corp.
02/01/2022	5.875%		225,000	229,375
05/01/2023	5.000%		225,000	229,530
Lin Television Corp.
11/15/2022	5.875%		165,000	170,571
Lions Gate Entertainment Corp.(a)
11/01/2024	5.875%		270,000	282,984
Meredith Corp.(a)
02/01/2026	6.875%		310,000	319,511
Netflix, Inc.(a)
05/15/2027	3.625%	EUR	200,000	244,723
04/15/2028	4.875%		350,000	343,807
Nexstar Broadcasting, Inc.(a)
08/01/2024	5.625%		275,000	276,546
Omnicom Group, Inc.
04/15/2026	3.600%		225,000	219,754
Sinclair Television Group, Inc.(a)
08/01/2024	5.625%		200,000	203,486
Tribune Media Co.
07/15/2022	5.875%		95,000	97,031
Viacom, Inc.
09/01/2043	5.850%		78,000	85,415
Viacom, Inc.(o)
Junior Subordinated
02/28/2057	6.250%		350,000	358,567
Corporate Bonds & Notes(m) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
WMG Acquisition Corp.(a)
04/15/2022	6.750%	265,000	274,937
WMG Acquisition Corp.(a),(e),(l)
04/15/2026	5.500%	130,000	—
Total			4,501,649
Metals and Mining 0.1%
Cleveland-Cliffs, Inc.(a)
03/01/2025	5.750%	295,000	286,081
Indika Energy Capital III Pte, Ltd.(a)
11/09/2024	5.875%	200,000	195,100
Southern Copper Corp.
04/23/2025	3.875%	130,000	130,694
Vedanta Resources PLC(a)
07/30/2022	6.375%	275,000	283,594
Total			895,469
Midstream 1.0%
Antero Midstream Partners LP/Finance Corp.
09/15/2024	5.375%	330,000	336,724
Boardwalk Pipelines LP
07/15/2027	4.450%	285,000	278,924
Cheniere Corpus Christi Holdings LLC
06/30/2027	5.125%	45,000	45,517
Enbridge Energy Partners LP
10/15/2045	7.375%	137,000	179,374
Enbridge, Inc.
12/01/2026	4.250%	380,000	383,362
Enbridge, Inc.(o)
01/15/2077	6.000%	175,000	176,595
Energy Transfer Equity LP
03/15/2023	4.250%	165,000	161,900
01/15/2024	5.875%	325,000	343,653
06/01/2027	5.500%	240,000	247,908
Energy Transfer LP
01/15/2026	4.750%	225,000	228,611
EnLink Midstream Partners LP
06/01/2025	4.150%	29,000	28,376
07/15/2026	4.850%	220,000	225,164
Kinder Morgan Energy Partners LP
09/01/2023	3.500%	200,000	196,568
Magellan Midstream Partners LP
03/01/2026	5.000%	155,000	167,744
NGPL PipeCo LLC(a)
08/15/2022	4.375%	95,000	95,455
Plains All American Pipeline LP/Finance Corp.
11/01/2024	3.600%	275,000	262,492

The accompanying Notes to Consolidated Financial Statements are an integral part of this statement.
18	Multi-Manager Alternative Strategies Fund | Semiannual Report 2018

Consolidated Portfolio of Investments  (continued)
February 28, 2018 (Unaudited)
Corporate Bonds & Notes(m) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Rockies Express Pipeline LLC(a)
01/15/2019	6.000%	75,000	76,856
04/15/2020	5.625%	100,000	103,906
Sabine Pass Liquefaction LLC
03/01/2025	5.625%	200,000	215,255
Sunoco Logistics Partners Operations LP
10/01/2047	5.400%	261,000	255,563
Sunoco LP/Finance Corp.(a)
01/15/2023	4.875%	125,000	124,046
Texas Eastern Transmission LP(a)
10/15/2022	2.800%	250,000	242,068
TransCanada PipeLines Ltd.
01/15/2026	4.875%	150,000	162,872
TransMontaigne Partners LP/TLP Finance Corp.
02/15/2026	6.125%	80,000	80,884
Williams Companies, Inc. (The)
06/24/2024	4.550%	275,000	277,094
Williams Partners LP
03/15/2022	3.600%	200,000	200,424
09/15/2025	4.000%	225,000	224,146
06/15/2027	3.750%	350,000	340,232
Total			5,661,713
Natural Gas 0.1%
NiSource, Inc.
11/17/2022	2.650%	250,000	243,858
Vectren Utility Holdings, Inc.
08/01/2018	5.750%	500,000	506,597
Total			750,455
Office REIT 0.1%
Boston Properties LP
02/01/2024	3.800%	500,000	507,712
SL Green Operating Partnership LP
10/15/2022	3.250%	260,000	254,940
Total			762,652
Oil Field Services 0.0%
Transocean Proteus Ltd.(a)
12/01/2024	6.250%	90,000	92,700
Other Financial Institutions 0.1%
Kennedy-Wilson, Inc.
04/01/2024	5.875%	275,000	276,186
Kennedy-Wilson, Inc.(a),(e),(l)
04/01/2024	5.875%	50,000	—
Corporate Bonds & Notes(m) (continued)
Issuer	Coupon Rate		Principal Amount ($)	Value ($)
Silver Queen Financial Services, Inc.(a),(o)
12/01/2027	5.500%		100,000	99,272
Total				375,458
Other Industry 0.2%
AECOM
10/15/2022	5.750%		325,000	339,261
10/15/2024	5.875%		255,000	266,539
03/15/2027	5.125%		550,000	531,915
Total				1,137,715
Other REIT 0.2%
American Campus Communities Operating Partnership LP
04/15/2023	3.750%		500,000	501,766
ESH Hospitality, Inc.(a)
05/01/2025	5.250%		275,000	273,944
Fibra Uno Administracion SA de CV(a)
12/15/2024	5.250%		275,000	283,020
Total				1,058,730
Packaging 0.4%
Ardagh Packaging Finance PLC/Holdings U.S.A., Inc.(a)
09/15/2022	4.250%		200,000	199,603
Ball Corp.
12/15/2020	4.375%		170,000	173,805
11/15/2023	4.000%		280,000	277,580
07/01/2025	5.250%		375,000	394,380
Crown Americas LLC/Capital Corp. IV
01/15/2023	4.500%		325,000	328,291
Crown Americas LLC/Capital Corp. V
09/30/2026	4.250%		115,000	109,099
Crown Cork & Seal Co., Inc.
12/15/2026	7.375%		195,000	221,624
Sealed Air Corp.(a)
12/01/2020	6.500%		310,000	330,562
12/01/2024	5.125%		215,000	221,535
Total				2,256,479
Paper 0.1%
Graphic Packaging International, Inc.
11/15/2022	4.875%		150,000	154,485
WestRock RKT Co.
03/01/2019	4.450%		425,000	431,983
Total				586,468
Pharmaceuticals 0.4%
AbbVie, Inc.
05/17/2024	1.375%	EUR	130,000	161,511

The accompanying Notes to Consolidated Financial Statements are an integral part of this statement.
Multi-Manager Alternative Strategies Fund | Semiannual Report 2018	19

Consolidated Portfolio of Investments  (continued)
February 28, 2018 (Unaudited)
Corporate Bonds & Notes(m) (continued)
Issuer	Coupon Rate		Principal Amount ($)	Value ($)
Allergan Funding SCS
06/01/2024	1.250%	EUR	100,000	120,890
03/15/2025	3.800%		340,000	335,407
Amgen, Inc.
05/01/2045	4.400%		200,000	198,478
AstraZeneca PLC
11/16/2025	3.375%		300,000	294,731
Baxalta, Inc.
06/22/2018	2.000%		500,000	499,403
Celgene Corp.
08/15/2045	5.000%		200,000	206,795
Gilead Sciences, Inc.
03/01/2026	3.650%		200,000	199,950
03/01/2047	4.150%		110,000	106,519
Teva Pharmaceutical Finance III BV
07/19/2019	1.700%		200,000	194,591
Valeant Pharmaceuticals International, Inc.(a)
04/15/2025	6.125%		261,000	229,548
11/01/2025	5.500%		109,000	107,948
Total				2,655,771
Property & Casualty 0.3%
Farmers Exchange Capital III(a),(o)
Subordinated
10/15/2054	5.454%		500,000	520,425
Fortegra Financial Corp.(a),(o)
Junior Subordinated
10/15/2057	8.500%		135,000	129,591
MGIC Investment Corp.
08/15/2023	5.750%		175,000	185,021
Nationwide Mutual Insurance Co.(a),(b)
Subordinated
3-month USD LIBOR + 2.290% 12/15/2024	3.879%		450,000	450,228
Radian Group, Inc.
06/15/2020	5.250%		215,000	223,734
Total				1,508,999
Refining 0.1%
Andeavor
12/15/2023	4.750%		320,000	333,058
Phillips 66(a),(b)
3-month USD LIBOR + 0.650% 04/15/2019	2.372%		500,000	500,181
Total				833,239
Corporate Bonds & Notes(m) (continued)
Issuer	Coupon Rate		Principal Amount ($)	Value ($)
Restaurants 0.3%
1011778 BC ULC/New Red Finance, Inc.(a)
05/15/2024	4.250%		405,000	389,037
10/15/2025	5.000%		285,000	278,155
BC ULC/New Red Finance, Inc.(a)
01/15/2022	4.625%		380,000	383,419
KFC Holding Co./Pizza Hut Holdings LLC/Taco Bell of America LLC(a)
06/01/2024	5.000%		350,000	353,824
06/01/2026	5.250%		375,000	380,357
Total				1,784,792
Retail REIT 0.1%
WEA Finance LLC/Westfield UK & Europe Finance PLC(a)
09/17/2019	2.700%		500,000	499,548
Retailers 0.8%
Cumberland Farms, Inc.(a)
05/01/2025	6.750%		120,000	126,170
JCPenney Co., Inc.
06/01/2020	5.650%		2,153,000	2,140,297
Rent-A-Center, Inc.
11/15/2020	6.625%		835,000	766,911
05/01/2021	4.750%		1,591,000	1,407,604
Rite Aid Corp.(a)
04/01/2023	6.125%		50,000	50,308
Total				4,491,290
Supranational 0.9%
Asian Development Bank
10/23/2018	1.875%		285,000	284,641
03/06/2019	4.625%	NZD	385,000	284,365
08/08/2021	6.450%	INR	11,000,000	168,608
03/09/2022	5.000%	AUD	165,000	139,693
05/30/2024	3.500%	NZD	465,000	339,058
Asian Development Bank(a)
01/16/2020	6.950%	INR	17,800,000	275,372
European Financial Stability Facility(a)
01/20/2023	0.500%	EUR	135,000	167,267
05/23/2023	1.875%	EUR	190,000	251,401
10/17/2023	0.125%	EUR	350,000	422,265
Inter-American Development Bank
10/09/2018	3.750%	AUD	345,000	270,923
08/20/2019	6.500%	AUD	330,000	272,776
International Bank for Reconstruction & Development
02/26/2019	4.625%	NZD	310,000	228,899
10/28/2019	5.750%	INR	17,400,000	264,422
03/12/2020	2.500%	AUD	355,000	277,380
01/13/2021	2.800%	AUD	190,000	149,300
01/22/2021	3.500%	NZD	385,000	284,650
10/06/2021	4.625%	NZD	440,000	337,438

The accompanying Notes to Consolidated Financial Statements are an integral part of this statement.
20	Multi-Manager Alternative Strategies Fund | Semiannual Report 2018

Consolidated Portfolio of Investments  (continued)
February 28, 2018 (Unaudited)
Corporate Bonds & Notes(m) (continued)
Issuer	Coupon Rate		Principal Amount ($)	Value ($)
01/25/2022	3.375%	NZD	385,000	283,119
International Finance Corp.
10/30/2018	6.450%	INR	21,500,000	329,611
08/15/2022	2.800%	AUD	355,000	277,173
Nordic Investment Bank
03/19/2020	4.125%	NZD	300,000	223,703
Total				5,532,064
Technology 0.6%
Apple, Inc.
05/06/2024	3.450%		270,000	271,939
05/13/2025	3.200%		450,000	445,422
Broadcom Corp./Cayman Finance Ltd.
01/15/2028	3.500%		200,000	184,825
Citrix Systems, Inc.
12/01/2027	4.500%		180,000	178,740
Equinix, Inc.(e)
03/15/2024	2.875%	EUR	140,000	170,800
Equinix, Inc.
05/15/2027	5.375%		315,000	321,304
First Data Corp.(a)
08/15/2023	5.375%		225,000	229,409
01/15/2024	5.000%		385,000	388,001
International Business Machines Corp.
12/21/2020	2.750%	GBP	200,000	286,342
Motorola Solutions, Inc.
02/23/2028	4.600%		120,000	119,936
NetApp, Inc.
09/29/2024	3.300%		205,000	199,942
NXP BV/Funding LLC(a)
06/01/2023	4.625%		265,000	273,373
QUALCOMM, Inc.
05/20/2019	1.850%		500,000	495,483
Verisk Analytics, Inc.
06/15/2025	4.000%		165,000	165,620
Total				3,731,136
Tobacco 0.2%
Altria Group, Inc.
11/10/2018	9.700%		500,000	524,521
BAT Capital Corp.(a)
08/14/2020	2.297%		300,000	294,596
BAT International Finance PLC(a)
06/15/2018	1.850%		200,000	199,665
Total				1,018,782
Corporate Bonds & Notes(m) (continued)
Issuer	Coupon Rate		Principal Amount ($)	Value ($)
Wireless 0.6%
America Movil SAB de CV
12/09/2024	7.125%	MXN	5,200,000	256,336
American Tower Corp.
02/15/2019	3.400%		250,000	251,443
06/15/2023	3.000%		140,000	136,518
CC Holdings GS V LLC/Crown Castle GS III Corp.
04/15/2023	3.849%		250,000	251,730
Crown Castle International Corp.
02/15/2026	4.450%		270,000	275,665
SBA Communications Corp.(a)
10/01/2022	4.000%		207,000	202,999
SoftBank Group Corp.(a)
04/15/2020	4.500%		200,000	201,760
Sprint Communications, Inc.(a)
11/15/2018	9.000%		189,000	196,424
Sprint Corp.
03/01/2026	7.625%		75,000	74,732
Sprint Spectrum Co. I/II/III LLC(a)
09/20/2021	3.360%		405,000	405,976
T-Mobile U.S.A., Inc.
04/01/2023	6.625%		110,000	113,859
04/28/2023	6.836%		370,000	384,685
01/15/2026	6.500%		255,000	273,527
02/01/2026	4.500%		69,000	67,610
02/01/2028	4.750%		224,000	218,204
Total				3,311,468
Wirelines 0.3%
AT&T, Inc.
03/01/2037	5.250%		145,000	150,237
06/15/2044	4.800%		400,000	382,739
03/09/2048	4.500%		300,000	273,316
Level 3 Financing, Inc.
02/01/2023	5.625%		100,000	100,964
05/01/2023	5.125%		65,000	64,902
Qwest Corp.
12/01/2021	6.750%		90,000	96,090
Verizon Communications, Inc.
04/15/2049	5.012%		525,000	532,459
Zayo Group LLC/Capital, Inc.(a)
01/15/2027	5.750%		86,000	86,517
Total				1,687,224
Total Corporate Bonds & Notes (Cost $108,129,150)				106,502,886

The accompanying Notes to Consolidated Financial Statements are an integral part of this statement.
Multi-Manager Alternative Strategies Fund | Semiannual Report 2018	21

Consolidated Portfolio of Investments  (continued)
February 28, 2018 (Unaudited)
Exchange-Traded Funds 0.4%
	Shares	Value ($)
iShares North American Tech-Software ETF	5,180	888,836
Technology Select Sector SPDR Fund	12,640	861,669
VanEck Vectors Semiconductor ETF	3,158	336,453
Total Exchange-Traded Funds (Cost $1,925,173)		2,086,958

Foreign Government Obligations(m),(p) 6.3%
Issuer	Coupon Rate		Principal Amount ($)	Value ($)
Australia 0.2%
Australia Government Bond(a)
07/15/2022	5.750%	AUD	150,000	133,276
New South Wales Treasury Corp.
03/01/2022	6.000%	AUD	345,000	304,711
Queensland Treasury Corp.(a)
07/21/2022	6.000%	AUD	500,000	444,732
Total				882,719
Austria 0.1%
Republic of Austria Government Bond(a),(n)
07/15/2023	0.000%	EUR	285,000	344,036
Brazil 0.4%
Brazil Notas do Tesouro Nacional
01/01/2021	10.000%	BRL	2,670,000	867,699
Brazil Notas do Tesouro Nacional Series F
01/01/2023	10.000%	BRL	4,400,000	1,423,474
Brazilian Government International Bond
04/07/2026	6.000%		275,000	301,522
Total				2,592,695
Canada 0.3%
Canada Housing Trust No. 1(a)
12/15/2020	1.250%	CAD	355,000	270,768
Canadian Government Bond
02/01/2020	1.250%	CAD	895,000	690,338
Export Development Canada
06/07/2021	2.400%	AUD	220,000	170,578
Province of British Columbia(a)
01/09/2020	6.600%	INR	11,000,000	168,957
Province of Ontario
06/02/2019	4.400%	CAD	330,000	265,542
06/02/2020	4.200%	CAD	325,000	265,301
Total				1,831,484
Chile 0.1%
Chile Government International Bond
10/30/2022	2.250%		300,000	287,951
Foreign Government Obligations(m),(p) (continued)
Issuer	Coupon Rate		Principal Amount ($)	Value ($)
Colombia 0.2%
Colombia Government International Bond
01/28/2026	4.500%		625,000	643,854
Colombian TES
09/11/2019	7.000%	COP	820,000,000	295,029
Total				938,883
Croatia 0.0%
Croatia Government International Bond(a)
07/14/2020	6.625%		120,000	128,624
Dominican Republic 0.0%
Dominican Republic International Bond(a)
01/28/2024	6.600%		100,000	109,519
Finland 0.1%
Finland Government Bond(a)
04/15/2023	1.500%	EUR	260,000	339,385
Germany 0.2%
Kreditanstalt fuer Wiederaufbau
05/29/2020	3.750%	NZD	300,000	222,323
08/20/2020	6.000%	AUD	435,000	367,911
03/15/2023	0.375%	EUR	160,000	197,047
08/15/2023	2.125%	EUR	370,000	496,942
Kreditanstalt fuer Wiederaufbau(n)
09/15/2023	0.000%	EUR	80,000	96,093
Total				1,380,316
Hungary 0.2%
Hungary Government International Bond
01/29/2020	6.250%		400,000	425,080
03/29/2021	6.375%		360,000	393,347
11/22/2023	5.750%		140,000	155,220
Total				973,647
India 0.1%
NTPC Ltd.(a)
05/03/2022	7.250%	INR	20,000,000	308,131
Indonesia 0.9%
Indonesia Government International Bond(a)
06/14/2023	2.625%	EUR	225,000	292,343
07/18/2024	2.150%	EUR	200,000	252,845
Indonesia Treasury Bond
07/15/2021	8.250%	IDR	4,950,000,000	383,337
05/15/2022	7.000%	IDR	5,067,000,000	381,043
05/15/2023	5.625%	IDR	215,000,000	15,349
03/15/2024	8.375%	IDR	5,369,000,000	425,877
09/15/2026	8.375%	IDR	4,630,000,000	373,134
05/15/2027	7.000%	IDR	3,615,000,000	267,079

The accompanying Notes to Consolidated Financial Statements are an integral part of this statement.
22	Multi-Manager Alternative Strategies Fund | Semiannual Report 2018

Consolidated Portfolio of Investments  (continued)
February 28, 2018 (Unaudited)
Foreign Government Obligations(m),(p) (continued)
Issuer	Coupon Rate		Principal Amount ($)	Value ($)
05/15/2028	6.125%	IDR	3,746,000,000	262,914
03/15/2029	9.000%	IDR	2,610,000,000	217,451
05/15/2031	8.750%	IDR	3,900,000,000	324,182
08/15/2032	7.500%	IDR	1,158,000,000	86,031
05/15/2033	6.625%	IDR	2,447,000,000	171,843
05/15/2038	7.500%	IDR	2,420,000,000	178,417
Pelabuhan Indonesia II PT(a)
05/05/2025	4.250%		225,000	223,234
Perusahaan Penerbit SBSN Indonesia III(a)
03/29/2027	4.150%		270,000	267,779
PT Jasa Marga Persero Tbk(a)
12/11/2020	7.500%	IDR	2,000,000,000	146,227
PT Pertamina Persero(a)
05/20/2023	4.300%		400,000	406,416
05/20/2023	4.300%		270,000	274,330
PT Perusahaan Listrik Negara(a)
05/15/2027	4.125%		280,000	270,970
Saka Energi Indonesia PT(a)
05/05/2024	4.450%		200,000	197,122
Total				5,417,923
Ireland 0.5%
Ireland Government Bond(a)
03/20/2023	3.900%	EUR	970,000	1,404,648
03/18/2024	3.400%	EUR	985,000	1,417,277
Total				2,821,925
Kazakhstan 0.0%
Kazakhstan Government International Bond(a)
07/21/2025	5.125%		200,000	218,887
Malaysia 0.2%
Malaysia Government Bond
07/15/2021	4.160%	MYR	1,300,000	338,771
11/30/2021	3.620%	MYR	450,000	115,487
09/30/2024	4.059%	MYR	2,200,000	565,201
04/15/2033	3.844%	MYR	700,000	166,599
Total				1,186,058
Mexico 1.0%
Banco Nacional de Comercio Exterior SNC(a)
10/14/2025	4.375%		275,000	278,521
Banco Nacional de Comercio Exterior SNC(a),(o)
Subordinated
08/11/2026	3.800%		200,000	196,388
Mexican Bonos
06/14/2018	4.750%	MXN	1,970,000	103,612
12/13/2018	8.500%	MXN	4,940,000	263,464
06/11/2020	8.000%	MXN	5,740,000	307,503
06/10/2021	6.500%	MXN	10,200,000	524,900
12/07/2023	8.000%	MXN	3,790,000	205,356
Foreign Government Obligations(m),(p) (continued)
Issuer	Coupon Rate		Principal Amount ($)	Value ($)
12/05/2024	10.000%	MXN	6,540,000	391,966
Mexico City Airport Trust(a)
10/31/2026	4.250%		550,000	539,453
04/30/2028	3.875%		575,000	538,348
10/31/2046	5.500%		325,000	307,683
07/31/2047	5.500%		825,000	773,236
Mexico Government International Bond
05/29/2031	7.750%	MXN	4,730,000	251,250
01/23/2046	4.600%		230,000	215,334
Petroleos Mexicanos(a)
11/24/2021	7.650%	MXN	5,190,000	263,049
03/13/2022	5.375%		320,000	334,425
09/12/2024	7.190%	MXN	2,440,000	114,893
Petroleos Mexicanos
09/21/2023	4.625%		275,000	276,276
Total				5,885,657
Netherlands 0.1%
Bank Nederlandse Gemeenten NV(a)
02/22/2023	0.250%	EUR	160,000	195,460
06/07/2024	0.250%	EUR	155,000	186,634
Greenko Dutch BV(a)
07/24/2024	5.250%		225,000	220,014
Total				602,108
New Zealand 0.4%
New Zealand Government Bond(a)
03/15/2019	5.000%	NZD	390,000	290,535
04/15/2020	3.000%	NZD	465,000	343,000
05/15/2021	6.000%	NZD	625,000	505,247
04/15/2023	5.500%	NZD	340,000	281,318
New Zealand Local Government Funding Agency Bond
03/15/2019	5.000%	NZD	840,000	623,511
Total				2,043,611
Norway 0.3%
Norway Government Bond(a)
05/22/2019	4.500%	NOK	5,025,000	666,218
05/25/2021	3.750%	NOK	7,280,000	997,472
05/24/2023	2.000%	NOK	2,825,000	366,363
Total				2,030,053
Peru 0.1%
Corporación Financiera de Desarrollo SA(a)
07/15/2025	4.750%		220,000	226,551
Petroleos del Peru SA(a)
06/19/2047	5.625%		215,000	217,621
Total				444,172

The accompanying Notes to Consolidated Financial Statements are an integral part of this statement.
Multi-Manager Alternative Strategies Fund | Semiannual Report 2018	23

Consolidated Portfolio of Investments  (continued)
February 28, 2018 (Unaudited)
Foreign Government Obligations(m),(p) (continued)
Issuer	Coupon Rate		Principal Amount ($)	Value ($)
Philippines 0.3%
Philippine Government Bond
03/20/2021	3.500%	PHP	12,000,000	223,344
04/21/2023	3.500%	PHP	18,000,000	318,555
07/19/2031	8.000%	PHP	18,000,000	406,102
Philippine Government International Bond
01/15/2021	4.950%	PHP	22,000,000	434,279
01/14/2036	6.250%	PHP	20,000,000	432,426
Total				1,814,706
Portugal 0.2%
Portugal Government International Bond(a)
10/15/2024	5.125%		375,000	398,316
Portugal Obrigacoes do Tesouro OT(a)
04/15/2021	3.850%	EUR	380,000	517,153
Total				915,469
Russian Federation 0.0%
Russian Foreign Bond - Eurobond(a)
09/16/2023	4.875%		200,000	212,740
Singapore 0.3%
BOC Aviation Ltd.(a)
09/18/2022	2.750%		200,000	191,984
Singapore Government Bond
06/01/2019	2.500%	SGD	400,000	305,270
09/01/2020	3.250%	SGD	1,560,000	1,219,436
Total				1,716,690
South Africa 0.0%
South Africa Government International Bond
01/17/2024	4.665%		100,000	101,265
Sweden 0.1%
Sweden Government International Bond(a)
04/24/2023	0.125%	EUR	480,000	583,645
Turkey 0.0%
Turkey Government International Bond
03/23/2023	3.250%		240,000	223,864
Uruguay 0.0%
Uruguay Government International Bond
10/27/2027	4.375%		125,000	129,761
Total Foreign Government Obligations (Cost $37,345,241)				36,465,924

Municipal Bonds 0.6%
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Higher Education 0.1%
University of California
Revenue Bonds
Taxable General
Series 2013-AJ
05/15/2031	4.601%	500,000	535,635
Local General Obligation 0.0%
Los Angeles Unified School District
Unlimited General Obligation Bonds
Build America Bonds -Taxable
Series 2009
07/01/2029	5.755%	250,000	295,965
Sales Tax 0.0%
Santa Clara Valley Transportation Authority
Revenue Bonds
Build America Bonds
Series 2010
04/01/2032	5.876%	250,000	297,240
Special Non Property Tax 0.1%
New York State Dormitory Authority
Revenue Bonds
Build America Bonds
Series 2010
03/15/2030	5.500%	500,000	574,280
State General Obligation 0.1%
State of California
Unlimited General Obligation Bonds
Taxable High Speed Passenger Train
Series 2017
04/01/2047	2.193%	500,000	495,675
Transportation 0.1%
Metropolitan Transportation Authority
Revenue Bonds
Build America Bonds
Series 2010
11/15/2031	6.548%	250,000	315,102
Water & Sewer 0.2%
City of Houston Combined Utility System
Revenue Bonds
Taxable 1st Lien
Series 2014B
05/15/2028	3.828%	500,000	515,195

The accompanying Notes to Consolidated Financial Statements are an integral part of this statement.
24	Multi-Manager Alternative Strategies Fund | Semiannual Report 2018

Consolidated Portfolio of Investments  (continued)
February 28, 2018 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Metropolitan Water District of Southern California
Revenue Bonds
Build America Bonds
Subordinated Series 2010
07/01/2040	6.947%	400,000	437,528
Total			952,723
Total Municipal Bonds (Cost $3,522,660)			3,466,620

Mutual Funds 0.6%
Issuer	Shares	Value ($)
Information Technology 0.6%
Internet Software & Services 0.6%
Altaba, Inc.(g),(i),(j)	43,440	3,251,484
Total Information Technology		3,251,484
Total Mutual Funds (Cost $2,655,337)		3,251,484

Preferred Debt 0.1%
Issuer	Coupon Rate	Shares	Value ($)
Banking 0.1%
Synovus Financial Corp.(o)
12/31/2049	7.875%	10,800	281,340
U.S. Bancorp(o)
12/31/2049	6.500%	9,950	277,804
Wells Fargo & Co.(o)
12/31/2049	5.850%	8,485	225,277
Total			784,421
Total Preferred Debt (Cost $814,202)			784,421

Preferred Stocks 0.3%
Issuer		Shares	Value ($)
Financials 0.3%
Banks 0.2%
First Republic Bank	5.125%	6,900	170,085
MB Financial, Inc.	6.000%	6,875	170,707
People’s United Financial, Inc.(o)	5.625%	8,645	230,216
Regions Financial Corp.	6.375%	9,015	228,080
U.S. Bancorp(o)	3.500%	265	240,686
Valley National Bancorp(o)	5.500%	6,350	164,211
Total			1,203,985
Preferred Stocks (continued)
Issuer		Shares	Value ($)
Capital Markets —%
Stifel Financial Corp.	5.200%	10,225	250,512
Insurance 0.1%
Hartford Financial Services Group, Inc. (The)(o)	7.875%	13,300	392,749
Total Financials			1,847,246
Total Preferred Stocks (Cost $1,876,921)			1,847,246

Residential Mortgage-Backed Securities - Agency 0.3%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Federal Home Loan Mortgage Corp.(b)
CMO Series 4638 Class UF
1-month USD LIBOR + 1.000% 09/15/2044	2.575%	620,315	627,057
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates(c),(d)
Series K006 Class AX1
01/25/2020	0.954%	9,135,086	138,830
Government National Mortgage Association(d)
CMO Series 2017-136 Class IO
09/20/2047	5.000%	3,253,556	479,899
Government National Mortgage Association(c),(d)
CMO Series 2017-181 Class IO
10/16/2059	0.626%	2,644,939	168,239
Series 2012-4 Class IO
05/16/2052	0.245%	9,508,513	142,374
Total Residential Mortgage-Backed Securities - Agency (Cost $1,612,415)			1,556,399

Residential Mortgage-Backed Securities - Non-Agency 6.8%

Adjustable Rate Mortgage Trust(b)
CMO Series 2005-9 Class 5A3
1-month USD LIBOR + 0.640% 11/25/2035	2.261%	647,452	636,514
Alternative Loan Trust(c)
CMO Series 2005-43 Class 1A
10/25/2035	3.354%	608,943	594,649
American Home Mortgage Investment Trust(b)
CMO Series 2005-1 Class 6A
6-month USD LIBOR + 2.000% 06/25/2045	4.211%	599,393	617,795
Ameriquest Mortgage Securities, Inc. Asset Backed Pass-Through Certificates(b)
CMO Series 2005-R11 Class A1
1-month USD LIBOR + 0.230% 01/25/2036	1.851%	403,126	402,891

The accompanying Notes to Consolidated Financial Statements are an integral part of this statement.
Multi-Manager Alternative Strategies Fund | Semiannual Report 2018	25

Consolidated Portfolio of Investments  (continued)
February 28, 2018 (Unaudited)
Residential Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 2005-R11 Class M1
1-month USD LIBOR + 0.450% 01/25/2036	2.071%	500,000	498,800
ASG Resecuritization Trust(a),(b)
CMO Series 2010-3 Class 3A68
1-month USD LIBOR + 0.290% 12/28/2045	1.842%	296,348	296,055
Asset-Backed Securities Corp. Home Equity Loan Trust(b)
CMO Series 2004-HE6 Class M1
1-month USD LIBOR + 0.945% 09/25/2034	2.566%	517,919	523,743
Banc of America Funding Trust(b)
CMO Series 2006-G Class 2A1
1-month USD LIBOR + 0.220% 07/20/2036	1.814%	508,902	509,305
Banc of America Funding Trust(a),(c)
CMO Series 2016-R1 Class A1
03/25/2040	2.500%	502,696	491,072
Subordinated, CMO Series 2014-R6 Class 2A13
07/26/2036	1.691%	925,000	869,890
BCAP LLC(a),(b)
CMO Series 2014-RR2 Class 6A1
1-month USD LIBOR + 0.240% 10/26/2036	1.801%	591,925	585,114
BCAP LLC Trust(a),(c)
CMO Series 2012-RR11 Class 2A3
08/26/2036	1.681%	441,991	441,974
BCAP LLC Trust(a),(b)
CMO Series 2014-RR1 Class 3A3
1-month USD LIBOR + 0.160% 03/26/2037	1.721%	476,897	470,311
CMO Series 2014-RR5 Class 1A4
1-month USD LIBOR + 0.225% 01/26/2036	1.774%	849,000	809,101
Bear Stearns ALT-A Trust(b)
CMO Series 2004-6 Class M1
1-month USD LIBOR + 0.825% 07/25/2034	2.446%	788,770	743,084
Bear Stearns Mortgage Funding Trust(b)
CMO Series 2006-AR4 Class A1
1-month USD LIBOR + 0.210% 12/25/2036	1.831%	631,430	609,898
CMO Series 2007-AR3 Class 21A1
1-month USD LIBOR + 0.150% 04/25/2037	1.711%	819,515	775,860
Bear Stearns Trust(b)
CMO Series 2005-1 Class A1
1-month USD LIBOR + 0.560% 01/25/2035	2.181%	427,666	429,530
Residential Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Carrington Mortgage Loan Trust(b)
CMO Series 2005-NC4 Class M1
1-month USD LIBOR + 0.480% 09/25/2035	2.101%	282,990	283,095
Centex Home Equity Loan Trust(b)
CMO Series 2005-A Class M1
1-month USD LIBOR + 0.720% 01/25/2035	2.341%	523,672	523,480
CMO Series 2005-D Class M3
1-month USD LIBOR + 0.480% 10/25/2035	2.101%	900,000	901,673
CIM Trust(a),(c)
CMO Series 2017-5 Class A1
05/25/2057	2.300%	437,977	432,451
CIM Trust(a)
CMO Series 2017-7 Class A
04/25/2057	3.000%	718,698	713,282
Citigroup Mortgage Loan Trust(b)
CMO Series 2006-HE1 Class M2
1-month USD LIBOR + 0.340% 01/25/2036	2.131%	310,777	310,904
CMO Series 2006-HE1 Class M3
1-month USD LIBOR + 0.360% 01/25/2036	2.161%	750,000	749,289
COLT Mortgage Loan Trust(a),(c)
CMO Series 2017-1 Class A1
05/27/2047	2.614%	420,697	409,677
Countrywide Asset-Backed Certificates(b)
CMO Series 2004-AB2 Class M2
1-month USD LIBOR + 0.855% 05/25/2036	2.476%	915,000	919,982
CMO Series 2007-13 Class 2A1
1-month USD LIBOR + 0.900% 10/25/2047	2.521%	280,641	279,345
CMO Series 2007-13 Class 2A2
1-month USD LIBOR + 0.800% 10/25/2047	2.421%	557,881	551,918
Credit Suisse Mortgage Capital Trust(a),(b)
CMO Series 2014-3R Class 5A3
1-month USD LIBOR + 0.190% 06/27/2036	1.751%	304,347	304,458
Credit Suisse Mortgage Capital Trust(a)
CMO Series 2015-2R Class 1A1
08/27/2037	3.000%	576,389	579,900
CMO Series 20154R Class 5A1
10/27/2036	3.000%	497,375	500,956
Credit-Based Asset Servicing & Securitization LLC(b)
CMO Series 2005-CB4 Class M2
1-month USD LIBOR + 0.450% 07/25/2035	2.071%	560,000	560,567

The accompanying Notes to Consolidated Financial Statements are an integral part of this statement.
26	Multi-Manager Alternative Strategies Fund | Semiannual Report 2018

Consolidated Portfolio of Investments  (continued)
February 28, 2018 (Unaudited)
Residential Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CWABS Asset-Backed Certificates Trust(b)
CMO Series 2005-14 Class M2
1-month USD LIBOR + 0.470% 04/25/2036	2.091%	880,000	872,857
Deephaven Residential Mortgage Trust(a),(c)
CMO Series 2017-1A Class A1
12/26/2046	2.725%	431,706	431,742
Fannie Mae Connecticut Avenue Securities(b)
CMO Series 2014-C02 Class 1M1
1-month USD LIBOR + 0.950% 05/25/2024	2.571%	52,780	52,962
CMO Series 2017-C03 Class 1M1
1-month USD LIBOR + 0.950% 10/25/2029	2.571%	471,836	475,071
CMO Series 2017-C04 Class 2M1
1-month USD LIBOR + 0.850% 11/25/2029	2.471%	374,895	376,510
First Franklin Mortgage Loan Trust(b)
CMO Series 2004-FF11 Class M3
1-month USD LIBOR + 0.900% 01/25/2035	2.521%	747,906	753,586
CMO Series 2006-FF4 Class A3
1-month USD LIBOR + 0.280% 03/25/2036	1.901%	700,000	685,717
First Horizon Mortgage Pass-Through Trust(c)
CMO Series 2005-AR4 Class 2A1
10/25/2035	3.343%	642,213	614,362
Freddie Mac Structured Agency Credit Risk Debt Notes(b)
CMO Series 2016-DNA2 Class M2
1-month USD LIBOR + 2.200% 10/25/2028	3.821%	354,321	358,915
CMO Series 2016-HQA3 Class M1
1-month USD LIBOR + 0.800% 03/25/2029	2.421%	249,497	250,059
CMO Series 2017-DNA3 Class M1
1-month USD LIBOR + 0.750% 03/25/2030	2.371%	277,728	278,557
GE-WMC Asset-Backed Pass-Through Certificates(b)
CMO Series 2005-1 Class M1
1-month USD LIBOR + 0.660% 10/25/2035	2.281%	900,000	894,959
GMACM Mortgage Loan Trust(c)
CMO Series 2006-AR1 Class 1A1
04/19/2036	3.905%	797,535	752,485
GSAMP Trust(b)
CMO Series 2005-WMC3 Class A2C
1-month USD LIBOR + 0.330% 12/25/2035	1.951%	810,000	773,858
Residential Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
HarborView Mortgage Loan Trust(b)
CMO Series 2007-6 Class 1A1A
1-month USD LIBOR + 0.200% 08/19/2037	1.790%	741,149	678,691
Home Equity Mortgage Loan Asset-Backed Trust(b)
CMO Series 2005-D Class AII4
1-month USD LIBOR + 0.350% 03/25/2036	1.971%	708,283	706,259
Impac CMB Trust(b)
CMO Series 2004-8 Class 2A1 (FGIC)
1-month USD LIBOR + 0.700% 10/25/2034	2.321%	676,446	664,780
Impac Secured Assets Corp.(b)
CMO Series 2004-3 Class 2A2
1-month USD LIBOR + 0.640% 11/25/2034	2.261%	496,931	499,176
JPMorgan Mortgage Acquisition Trust(b)
CMO Series 2007-CH2 Class AV5
1-month USD LIBOR + 0.260% 01/25/2037	1.881%	630,000	619,725
CMO Series 2007-CH3 Class A5
1-month USD LIBOR + 0.260% 03/25/2037	1.881%	895,000	869,859
CMO Series 2007-HE1 Class AV4
1-month USD LIBOR + 0.280% 03/25/2047	1.901%	1,103,000	892,418
Morgan Stanley Mortgage Loan Trust(b)
CMO Series 2005-6AR Class 1A1
1-month USD LIBOR + 0.280% 11/25/2035	1.901%	380,628	382,379
MortgageIT Trust(b)
CMO Series 2005-4 Class A1
1-month USD LIBOR + 0.280% 10/25/2035	1.901%	667,329	658,833
Nomura Resecuritization Trust(a),(b)
CMO Series 2014-6R Class 2A1
1-month USD LIBOR + 0.160% 03/26/2037	0.938%	509,247	484,860
Nomura Resecuritization Trust(a),(c)
CMO Series 2015-6R Class 2A1
01/26/2037	4.000%	328,434	329,019
Option One Mortgage Loan Trust(b)
CMO Series 2005-2 Class M1
1-month USD LIBOR + 0.660% 05/25/2035	2.281%	628,673	630,262
CMO Series 2006-1 Class 1A1
1-month USD LIBOR + 0.220% 01/25/2036	1.841%	666,262	657,008

The accompanying Notes to Consolidated Financial Statements are an integral part of this statement.
Multi-Manager Alternative Strategies Fund | Semiannual Report 2018	27

Consolidated Portfolio of Investments  (continued)
February 28, 2018 (Unaudited)
Residential Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
RALI Series Trust(b)
CMO Series 2006-QA6 Class A3
1-month USD LIBOR + 0.190% 07/25/2036	1.811%	821,702	757,913
RAMP Series Trust(b)
CMO Series 2005-RZ4 Class M1
1-month USD LIBOR + 0.480% 11/25/2035	2.101%	427,673	428,420
RAMP Trust(b)
CMO Series 2005-RS4 Class M4
1-month USD LIBOR + 0.640% 04/25/2035	2.581%	745,000	761,353
Specialty Underwriting & Residential Finance Trust(b)
CMO Series 2005-AB3 Class A1A
1-month USD LIBOR + 0.260% 09/25/2036	1.821%	575,102	574,678
Structured Adjustable Rate Mortgage Loan Trust(b)
CMO Series 2005-19XS Class 2A1
1-month USD LIBOR + 0.300% 10/25/2035	1.921%	551,356	542,553
Structured Asset Investment Loan Trust(b)
CMO Series 2004-6 Class A3
1-month USD LIBOR + 0.800% 07/25/2034	2.421%	838,751	837,318
CMO Series 2005-10 Class A6
1-month USD LIBOR + 0.330% 12/25/2035	2.281%	628,447	628,244
Towd Point Mortgage Trust(a),(c)
CMO Series 2015-6 Class M2
04/25/2055	3.750%	125,000	125,227
Towd Point Mortgage Trust(a)
CMO Series 2017-3 Class A1
07/25/2057	2.750%	89,185	88,301
Verus Securitization Trust(a)
CMO Series 2018-1 Class A1
02/25/2048	2.929%	128,333	128,346
Washington Mutual Mortgage Pass-Through Certificates WMALT Trust(b)
CMO Series 2006-AR2 Class A1A
1-year MTA + 0.940% 04/25/2046	2.222%	474,452	425,919
Wells Fargo Alternative Loan Trust(b)
CMO Series 2005-2 Class M1
1-month USD LIBOR + 0.675% 10/25/2035	2.296%	639,875	638,022
Total Residential Mortgage-Backed Securities - Non-Agency (Cost $39,510,547)			39,907,766

Senior Loans(m) 1.9%
Borrower	Weighted Average Coupon	Principal Amount ($)	Value ($)
Aerospace & Defense 0.0%
DAE Aviation Holdings, Inc.(b),(q)
Term Loan
3-month USD LIBOR + 3.750% 09/07/2023	5.400%	114,707	115,639
Airlines 0.1%
American Airlines, Inc.(b),(q)
Tranche B Term Loan
3-month USD LIBOR + 2.500% 04/06/2024	3.588%	230,000	230,000
United AirLines, Inc.(b),(q)
Tranche B Term Loan
3-month USD LIBOR + 2.000% 04/01/2022	3.772%	228,847	229,753
Total			459,753
Automotive 0.0%
American Axle & Manufacturing, Inc.(b),(q)
Tranche B Term Loan
3-month USD LIBOR + 2.250% 03/11/2025	3.880%	228,839	229,626
Cable and Satellite 0.2%
Charter Communications Operating, LLC(b),(q)
Tranche B Term Loan
3-month USD LIBOR + 2.000% 04/01/2025	3.650%	500,000	500,940
Cogeco Communications (USA) II LP(b),(q)
Tranche B Term Loan
3-month USD LIBOR + 2.375% 02/24/2025	4.023%	405,000	404,664
Virgin Media Bristol LLC(b),(q)
Tranche K Term Loan
3-month USD LIBOR + 2.500% 01/16/2026	4.088%	210,000	210,670
Total			1,116,274
Chemicals 0.0%
H.B. Fuller Co.(b),(q)
Term Loan
3-month USD LIBOR + 2.250% 04/30/2025	3.840%	139,650	140,262
Consumer Cyclical Services 0.1%
ServiceMaster Co. LLC (The)(b),(q)
Tranche C Term Loan
3-month USD LIBOR + 2.500% 01/03/2025	4.148%	343,266	344,811

The accompanying Notes to Consolidated Financial Statements are an integral part of this statement.
28	Multi-Manager Alternative Strategies Fund | Semiannual Report 2018

Consolidated Portfolio of Investments  (continued)
February 28, 2018 (Unaudited)
Senior Loans(m) (continued)
Borrower	Weighted Average Coupon	Principal Amount ($)	Value ($)
Consumer Products 0.1%
Revlon Consumer Products Corp.(b),(q),(r)
Tranche B Term Loan
3-month USD LIBOR + 3.500% 09/07/2023	5.148%	570,000	458,138
Spectrum Brands, Inc.(b),(q)
Term Loan
3-month USD LIBOR + 2.000% 08/09/2024	3.745%	288,546	289,507
Total			747,645
Food and Beverage 0.1%
Aramark Intermediate HoldCo Corp.(b),(q)
Tranche B Term Loan
3-month USD LIBOR + 2.000% 10/12/2023	3.648%	230,306	231,603
Tranche B1 Term Loan
3-month USD LIBOR + 2.000% 02/08/2020	3.648%	80,000	80,475
Total			312,078
Home Construction 0.1%
Four Seasons Holdings, Inc.(b),(q)
1st Lien Term Loan
3-month USD LIBOR + 2.550% 09/08/2022	4.148%	343,266	345,412
Independent Energy 0.0%
MEG Energy Corp.(b),(q)
Term Loan
3-month USD LIBOR + 3.500% 11/03/2023	5.200%	228,847	228,765
Leisure 0.0%
Cinemark USA, Inc.(b),(q)
Term Loan
3-month USD LIBOR + 2.250% 12/31/2018	3.588%	114,504	115,097
Lodging 0.1%
Hilton Worldwide Finance LLC(b),(q)
Tranche B2 Term Loan
3-month USD LIBOR + 2.500% 01/15/2023	3.621%	288,546	290,078
Media and Entertainment 0.1%
CBS Radio, Inc.(b),(q)
Tranche B1 Term Loan
3-month USD LIBOR + 2.750% 05/20/2024	4.623%	289,275	290,600
Senior Loans(m) (continued)
Borrower	Weighted Average Coupon		Principal Amount ($)	Value ($)
Cengage Learning, Inc.(b),(q),(r)
Term Loan
3-month USD LIBOR + 4.250% 12/07/2023	5.838%		185,000	169,789
Meredith Corp.(b),(q)
Term Loan
3-month USD LIBOR + 3.000% 01/31/2025	4.658%		180,000	180,984
Sinclair Television Group, Inc.(b),(q),(r)
Tranche B Term Loan
3-month USD LIBOR + 2.500% 12/12/2024			215,000	215,269
Total				856,642
Other Industry 0.1%
AECOM (b),(q),(r)
Tranche B Term Loan
3-month USD LIBOR + 1.750% 02/21/2025	3.621%		255,000	255,212
Altran Technologies SA(b),(q),(r)
Tranche B 1st Lien Term Loan
3-month Euribor + 3.250% 01/31/2025	6.648%	EUR	80,000	97,630
RBS Global, Inc./Rexnord LLC(b),(q)
Term Loan
3-month USD LIBOR + 2.250% 06/23/2022	3.853%		87,591	88,106
Total				440,948
Packaging 0.1%
Berry Global, Inc.(b),(q)
Tranche O Term Loan
3-month USD LIBOR + 2.000% 10/01/2022	3.581%		153,000	153,574
Tranche Q Term Loan
3-month USD LIBOR + 2.000% 01/19/2024	3.581%		115,000	115,339
Tranche R Term Loan
3-month USD LIBOR + 2.000% 09/30/2020	3.581%		343,271	344,129
Crown Holdings, Inc.(b),(q),(r)
Tranche B Term Loan
3-month USD LIBOR + 2.000% 01/29/2025	5.443%		50,000	50,416
3-month Euribor + 2.000% 01/29/2025	3.721%	EUR	50,000	61,544
Total				725,002

The accompanying Notes to Consolidated Financial Statements are an integral part of this statement.
Multi-Manager Alternative Strategies Fund | Semiannual Report 2018	29

Consolidated Portfolio of Investments  (continued)
February 28, 2018 (Unaudited)
Senior Loans(m) (continued)
Borrower	Weighted Average Coupon	Principal Amount ($)	Value ($)
Pharmaceuticals 0.1%
Catalent Pharma Solutions, Inc.(b),(q)
Term Loan
3-month USD LIBOR + 2.250% 01/31/2025	3.898%	24,925	25,011
Gilead Sciences, Inc.(b),(q)
Term Loan
3-month USD LIBOR + 1.000% 10/25/2023	2.620%	200,000	200,000
Grifols Worldwide Operations Ltd.(b),(q)
Tranche B Term Loan
3-month USD LIBOR + 2.250% 01/30/2024	3.721%	288,547	289,559
Total			514,570
Property & Casualty 0.0%
USI, Inc.(b),(q)
Term Loan
3-month USD LIBOR + 3.000% 10/27/2021	4.693%	174,563	174,250
Restaurants 0.1%
Burger King/Tim Hortons(b),(q)
Tranche B3 Term Loan
3-month USD LIBOR + 2.250% 12/15/2024	3.916%	517,388	518,035
Technology 0.4%
Ascend Learning LLC(b),(q)
Term Loan
3-month USD LIBOR + 3.250% 07/24/2024	4.648%	114,712	115,094
Avaya, Inc.(b),(q)
Term Loan
3-month USD LIBOR + 4.750% 12/11/2024	6.338%	195,000	195,975
Barracuda Networks, Inc.(b),(q),(r)
1st Lien Term Loan
3-month USD LIBOR + 3.250% 02/12/2025	5.061%	145,000	145,695
Dell International LLC(b),(q)
Tranche A3 Term Loan
3-month USD LIBOR + 1.500% 07/08/2022	3.150%	185,300	185,222
Tranche B Term Loan
3-month USD LIBOR + 2.000% 08/03/2022	3.650%	264,901	264,845
First Data Corp.(b),(q)
Term Loan
3-month USD LIBOR + 2.250% 12/18/2020	3.871%	345,000	345,549
Senior Loans(m) (continued)
Borrower	Weighted Average Coupon	Principal Amount ($)	Value ($)
Gartner, Inc.(b),(q)
Tranche B Term Loan
3-month USD LIBOR + 2.000% 01/31/2025	3.648%	174,123	174,993
Rackspace Hosting, Inc.(b),(q)
Tranche B 1st Lien Term Loan
3-month USD LIBOR + 3.000% 03/15/2024	4.787%	59,850	59,999
RP Crown Parent, LLC(b),(q)
Term Loan
3-month USD LIBOR + 3.000% 01/31/2025	4.648%	309,219	311,282
SS&C Technologies Holdings, Inc.(b),(q),(r)
Tranche B3 Term Loan
3-month USD LIBOR + 2.500% 02/28/2025		110,000	110,550
Tranche B4 Term Loan
3-month USD LIBOR + 2.500%		40,000	40,200
Vantiv LLC(b),(q)
Tranche B4 Term Loan
3-month USD LIBOR + 2.000% 02/02/2024	3.588%	151,039	151,901
West Corp.(b),(q)
Tranche B Term Loan
3-month USD LIBOR + 4.000% 12/01/2023	5.648%	154,330	155,594
Zebra Technologies Corp.(b),(q)
Tranche B Term Loan
3-month USD LIBOR + 2.000% 08/31/2020	3.752%	243,834	244,939
Total			2,501,838
Wireless 0.1%
SBA Senior Finance II LLC(b),(q)
Tranche B1 Term Loan
3-month USD LIBOR + 2.250% 05/16/2024	3.900%	343,221	344,509
Sprint Communications, Inc.(b),(q)
Term Loan
3-month USD LIBOR + 2.500% 08/18/2024	4.188%	343,271	343,377
Total			687,886
Wirelines 0.1%
Cable & Wireless Ltd.(b),(q)
Tranche B4 Term Loan
3-month USD LIBOR + 0.000% 08/25/2021	4.889%	270,000	269,476

The accompanying Notes to Consolidated Financial Statements are an integral part of this statement.
30	Multi-Manager Alternative Strategies Fund | Semiannual Report 2018

Consolidated Portfolio of Investments  (continued)
February 28, 2018 (Unaudited)
Senior Loans(m) (continued)
Borrower	Weighted Average Coupon		Principal Amount ($)	Value ($)
CenturyLink, Inc.(b),(q)
Tranche B Term Loan
3-month USD LIBOR + 2.750% 07/07/2022	4.398%		176,000	172,876
Total				442,352
Total Senior Loans (Cost $11,291,466)				11,306,963

Treasury Bills(m) 8.7%
Issuer	Effective Yield		Principal Amount ($)	Value ($)
Japan 1.2%
Japan Treasury Discount Bills
04/09/2018	(0.090%)	JPY	735,000,000	6,889,482
United States 7.5%
U.S. Treasury Bills
03/08/2018	1.260%		2,567,000	2,566,290
04/26/2018	1.510%		2,210,000	2,204,808
07/26/2018	1.770%		14,721,000	14,616,161
08/02/2018	1.770%		15,837,000	15,718,723
08/09/2018	1.790%		6,409,000	6,358,414
08/16/2018	1.820%		1,269,000	1,258,416
08/23/2018	1.820%		1,027,000	1,018,067
U.S. Treasury Bills(i)
06/14/2018	1.650%		102,000	101,514
Total				43,842,393
Total Treasury Bills (Cost $50,472,055)				50,731,875

U.S. Treasury Obligations 0.1%
Issuer	Coupon Rate		Principal Amount ($)	Value ($)
U.S. Treasury
11/15/2047	2.750%		561,000	519,810
Total U.S. Treasury Obligations (Cost $513,153)				519,810

Warrants —%
Issuer	Shares	Value ($)
Information Technology —%
Software —%
Avaya Holdings Corp.(f),(g),(h)	9,192	33,781
Total Information Technology		33,781
Total Warrants (Cost $—)		33,781
Options Purchased Calls 0.1%
Value ($)
(Cost $429,140)	322,885

Options Purchased Puts 0.0%

(Cost $253,018)	283,264

Money Market Funds 18.4%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 1.544%(s),(t),(u)	107,312,266	107,301,535
Total Money Market Funds (Cost $107,310,294)		107,301,535
Total Investments (Cost $567,539,800)		567,024,409

Investments Sold Short (8.2)

Common Stocks (5.9)%
Issuer	Shares	Value ($)
Consumer Discretionary (1.3)%
Auto Components (0.2)%
Autoliv, Inc.	(5,962)	(855,189)
Lear Corp.	(1,464)	(273,139)
Magna International, Inc.	(4,759)	(261,602)
Total		(1,389,930)
Hotels, Restaurants & Leisure (0.8)%
Boyd Gaming Corp.	(4,570)	(161,687)
Eldorado Resorts, Inc.(g)	(4,795)	(163,509)
La Quinta Holdings, Inc.(g)	(30,872)	(582,863)
McDonald’s Corp.	(3,744)	(590,579)
MGM Resorts International	(14,459)	(494,932)
Penn National Gaming, Inc.(g)	(5,544)	(147,526)
Sonic Corp.	(19,477)	(489,262)
Wendy’s Co. (The)	(33,588)	(535,729)
Yum! Brands, Inc.	(18,783)	(1,528,560)
Total		(4,694,647)
Household Durables (0.0)%
Lennar Corp., Class B	(2)	(91)
Media (0.2)%
Sinclair Broadcast Group, Inc., Class A	(33,232)	(1,123,241)

The accompanying Notes to Consolidated Financial Statements are an integral part of this statement.
Multi-Manager Alternative Strategies Fund | Semiannual Report 2018	31

Consolidated Portfolio of Investments  (continued)
February 28, 2018 (Unaudited)
Investments Sold Short (continued)

Common Stocks (continued)
Issuer	Shares	Value ($)
Specialty Retail (0.1)%
Home Depot, Inc. (The)	(943)	(171,880)
Tractor Supply Co.	(1,190)	(77,267)
Total		(249,147)
Total Consumer Discretionary		(7,457,056)
Consumer Staples (0.1)%
Food & Staples Retailing (0.1)%
CVS Health Corp.	(12,827)	(868,773)
Total Consumer Staples		(868,773)
Financials (0.3)%
Insurance (0.2)%
First American Financial	(12,426)	(721,081)
FNF Group	(13,345)	(532,866)
Old Republic International Corp.	(12,742)	(255,222)
Total		(1,509,169)
Mortgage Real Estate Investment Trusts (REITS) (0.1)%
Apollo Commercial Real Estate Finance, Inc.	(9,374)	(171,169)
Blackstone Mortgage Trust, Inc., Class A	(5,422)	(168,353)
Starwood Property Trust, Inc.	(8,158)	(165,200)
Total		(504,722)
Total Financials		(2,013,891)
Health Care (0.2)%
Life Sciences Tools & Services (0.1)%
Cambrex Corp.(g)	(11,618)	(603,555)
Pharmaceuticals (0.1)%
Akorn, Inc.(g)	(100)	(1,694)
Merck KGaA	(4,034)	(401,991)
Total		(403,685)
Total Health Care		(1,007,240)
Industrials (0.7)%
Electrical Equipment (0.1)%
Prysmian SpA	(24,037)	(754,832)
Machinery (0.2)%
Dover Corp.	(6,890)	(689,689)
Greenbrier Companies, Inc. (The)	(3,234)	(167,521)
Total		(857,210)
Investments Sold Short (continued)

Common Stocks (continued)
Issuer	Shares	Value ($)
Road & Rail (0.3)%
CSX Corp.	(10,073)	(541,121)
Knight-Swift Transportation Holdings, Inc.	(23,887)	(1,150,398)
Total		(1,691,519)
Trading Companies & Distributors (0.1)%
GATX Corp.	(8,085)	(557,380)
Total Industrials		(3,860,941)
Information Technology (1.3)%
Electronic Equipment, Instruments & Components (0.0)%
TE Connectivity Ltd.	(2,611)	(269,168)
Internet Software & Services (0.5)%
Akamai Technologies, Inc.(g)	(14,255)	(961,642)
Alibaba Group Holding Ltd., ADR(g)	(11,418)	(2,125,347)
Total		(3,086,989)
IT Services (0.2)%
International Business Machines Corp.	(4,554)	(709,650)
MoneyGram International, Inc.(g)	(13,413)	(143,921)
Total		(853,571)
Semiconductors & Semiconductor Equipment (0.2)%
Marvell Technology Group Ltd.	(42,671)	(1,002,342)
Xcerra Corp.(g)	(28,736)	(287,360)
Total		(1,289,702)
Software (0.2)%
SS&C Technologies Holdings, Inc.	(19,847)	(982,824)
Technology Hardware, Storage & Peripherals (0.2)%
Hewlett Packard Enterprise Co.	(50,214)	(933,478)
Total Information Technology		(7,415,732)
Materials (0.4)%
Chemicals (0.4)%
Eastman Chemical Co.	(2,796)	(282,620)
International Flavors & Fragrances, Inc.	(4,923)	(695,374)
PPG Industries, Inc.	(3,850)	(432,894)
RPM International, Inc.	(6,476)	(322,310)

The accompanying Notes to Consolidated Financial Statements are an integral part of this statement.
32	Multi-Manager Alternative Strategies Fund | Semiannual Report 2018

Consolidated Portfolio of Investments  (continued)
February 28, 2018 (Unaudited)
Investments Sold Short (continued)

Common Stocks (continued)
Issuer	Shares	Value ($)
Sensient Technologies Corp.	(8,198)	(589,846)
Sherwin-Williams Co. (The)	(864)	(346,965)
Total		(2,670,009)
Total Materials		(2,670,009)
Real Estate (0.1)%
Equity Real Estate Investment Trusts (REITS) (0.1)%
Washington Real Estate Investment Trust	(18,435)	(466,037)
Total Real Estate		(466,037)
Telecommunication Services (1.2)%
Diversified Telecommunication Services (1.2)%
Verizon Communications, Inc.	(145,907)	(6,965,600)
Total Telecommunication Services		(6,965,600)
Utilities (0.3)%
Independent Power and Renewable Electricity Producers (0.3)%
Vistra Energy Corp.(g)	(91,806)	(1,739,724)
Total Utilities		(1,739,724)
Total Common Stocks (Proceeds $34,424,209)		(34,465,003)

Corporate Bonds & Notes (0.5)%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Chemicals (0.1)%
Platform Specialty Products Corp.(a)
12/01/2025	5.875%	(639,000)	(636,269)
Retailers (0.2)%
L Brands, Inc.
10/15/2023	5.625%	(22,000)	(23,140)
Investments Sold Short (continued)

Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Limited Brands, Inc.
02/15/2022	5.625%	(1,235,000)	(1,289,108)
Total			(1,312,248)
Technology (0.2)%
Xerox Corp.
12/15/2039	6.750%	(813,000)	(871,329)
Total Corporate Bonds & Notes (Proceeds $2,843,168)			(2,819,846)

Exchange-Traded Funds (1.8)%
	Shares	Value ($)
Consumer Discretionary Select Sector SPDR Fund	(15,689)	(1,632,754)
Industrial Select Sector SPDR Fund	(5,498)	(421,422)
iShares Mortgage Real Estate ETF	(3,852)	(156,930)
iShares Nasdaq Biotechnology ETF	(3,633)	(392,655)
iShares North American Tech-Software ETF	(4,975)	(853,660)
iShares Russell 2000 Value ETF	(11,211)	(1,355,858)
SPDR S&P 500 ETF Trust	(14,000)	(3,803,100)
Vaneck Vectors Semiconductor	(1,735)	(184,847)
Vanguard REIT ETF	(25,188)	(1,847,540)
Total Exchange-Traded Funds (Proceeds $10,828,332)		(10,648,766)
Total Investments Sold Short (Proceeds $48,095,709)		(47,933,615)
Total Investments, Net of Investments Sold Short		519,090,794
Other Assets & Liabilities, Net		63,583,938
Net Assets		582,674,732

At February 28, 2018, securities and/or cash totaling $113,406,198 were pledged as collateral.
Investments in derivatives
Forward foreign currency exchange contracts
Currency to be sold	Currency to be purchased	Counterparty	Settlement date	Unrealized appreciation ($)	Unrealized depreciation ($)
1,260,000 AUD	1,392,795 NZD	ANZ Securities	03/21/2018	25,641	—
2,550,000 AUD	2,009,997 USD	ANZ Securities	03/21/2018	29,363	—
2,032,448 AUD	1,531,734 USD	ANZ Securities	03/21/2018	—	(46,907)
1,388,898 NZD	1,260,000 AUD	ANZ Securities	03/21/2018	—	(22,831)
1,895,000 NZD	1,383,669 USD	ANZ Securities	03/21/2018	17,236	—
The accompanying Notes to Consolidated Financial Statements are an integral part of this statement.
Multi-Manager Alternative Strategies Fund | Semiannual Report 2018	33

Consolidated Portfolio of Investments  (continued)
February 28, 2018 (Unaudited)
Forward foreign currency exchange contracts (continued)
Currency to be sold	Currency to be purchased	Counterparty	Settlement date	Unrealized appreciation ($)	Unrealized depreciation ($)
555,029 SGD	425,000 USD	ANZ Securities	03/21/2018	5,923	—
764,051 USD	977,204 AUD	ANZ Securities	03/21/2018	—	(5,039)
1,882,807 USD	2,568,818 NZD	ANZ Securities	03/21/2018	—	(30,501)
205,793 USD	274,239 SGD	ANZ Securities	03/21/2018	1,273	—
74,996,688 JPY	930,000 NZD	ANZ Securities	03/22/2018	—	(33,391)
2,776,918 NZD	2,555,000 AUD	BMO	03/21/2018	—	(17,844)
68,796,440 JPY	620,000 USD	BMO	03/22/2018	—	(25,782)
170,811 USD	140,000 EUR	Citi	03/06/2018	46	—
1,320,000 AUD	1,459,133 NZD	Citi	03/21/2018	26,873	—
21,375,000 AUD	16,867,563 USD	Citi	03/21/2018	265,195	—
1,283,000 AUD	983,833 USD	Citi	03/21/2018	—	(12,698)
7,006,000 BRL	2,156,687 USD	Citi	03/21/2018	3,279	—
6,544,000 BRL	1,972,206 USD	Citi	03/21/2018	—	(39,199)
22,607,273 CAD	17,973,804 USD	Citi	03/21/2018	348,782	—
3,193,000 CAD	2,483,614 USD	Citi	03/21/2018	—	(5,704)
166,000 CHF	177,959 USD	Citi	03/21/2018	1,859	—
84,000 CHF	85,811 USD	Citi	03/21/2018	—	(3,300)
1,212,449,000 CLP	2,005,711 USD	Citi	03/21/2018	—	(31,631)
3,480,569,968 COP	1,221,242 USD	Citi	03/21/2018	7,206	—
593,999,008 COP	200,679 USD	Citi	03/21/2018	—	(6,510)
26,813,000 EUR	33,120,266 USD	Citi	03/21/2018	356,609	—
11,982,163 EUR	14,438,793 USD	Citi	03/21/2018	—	(202,593)
5,827,000 GBP	8,144,426 USD	Citi	03/21/2018	114,574	—
5,975,000 GBP	8,049,086 USD	Citi	03/21/2018	—	(184,716)
11,272,000 HKD	1,444,015 USD	Citi	03/21/2018	2,858	—
165,373,000 HUF	657,382 USD	Citi	03/21/2018	13,736	—
518,662,000 HUF	1,972,356 USD	Citi	03/21/2018	—	(46,323)
15,169,464,800 IDR	1,109,771 USD	Citi	03/21/2018	9,878	—
573,000 ILS	167,386 USD	Citi	03/21/2018	2,463	—
8,118,000 ILS	2,321,094 USD	Citi	03/21/2018	—	(15,457)
240,724,794 INR	3,732,827 USD	Citi	03/21/2018	52,275	—
13,670,000 INR	207,257 USD	Citi	03/21/2018	—	(1,750)
9,081,304,728 KRW	8,451,463 USD	Citi	03/21/2018	71,979	—
1,383,573,024 KRW	1,274,983 USD	Citi	03/21/2018	—	(1,665)
109,124,000 MXN	5,832,359 USD	Citi	03/21/2018	61,977	—
59,403,985 MXN	3,043,917 USD	Citi	03/21/2018	—	(97,314)
11,665,000 NOK	1,486,157 USD	Citi	03/21/2018	8,053	—
94,209,000 NOK	11,482,978 USD	Citi	03/21/2018	—	(454,507)
1,387,389 NZD	1,260,000 AUD	Citi	03/21/2018	—	(21,743)
7,235,000 NZD	5,288,042 USD	Citi	03/21/2018	71,077	—
11,918,000 NZD	8,168,039 USD	Citi	03/21/2018	—	(425,711)
144,948,000 PHP	2,811,113 USD	Citi	03/21/2018	35,683	—
6,145,000 PLN	1,818,049 USD	Citi	03/21/2018	22,024	—
5,000 PLN	1,407 USD	Citi	03/21/2018	—	(54)
40,548,750 SEK	5,010,974 USD	Citi	03/21/2018	110,170	—
56,913,250 SEK	6,808,995 USD	Citi	03/21/2018	—	(69,654)
6,532,000 SGD	4,947,902 USD	Citi	03/21/2018	15,887	—
661,000 SGD	497,461 USD	Citi	03/21/2018	—	(1,630)
14,765,000 TRY	3,867,092 USD	Citi	03/21/2018	6,124	—
44,051,000 TRY	10,824,976 USD	Citi	03/21/2018	—	(694,123)
104,609,000 TWD	3,590,078 USD	Citi	03/21/2018	11,642	—
19,153,000 TWD	650,874 USD	Citi	03/21/2018	—	(4,307)
1,944,617 USD	2,522,000 AUD	Citi	03/21/2018	14,268	—
8,374,938 USD	10,676,000 AUD	Citi	03/21/2018	—	(82,686)
2,842,381 USD	9,310,000 BRL	Citi	03/21/2018	19,199	—
1,317,884 USD	4,240,000 BRL	Citi	03/21/2018	—	(14,651)
694,741 USD	891,999 CAD	Citi	03/21/2018	677	—
14,895,000 USD	18,612,740 CAD	Citi	03/21/2018	—	(384,185)
The accompanying Notes to Consolidated Financial Statements are an integral part of this statement.
34	Multi-Manager Alternative Strategies Fund | Semiannual Report 2018

Consolidated Portfolio of Investments  (continued)
February 28, 2018 (Unaudited)
Forward foreign currency exchange contracts (continued)
Currency to be sold	Currency to be purchased	Counterparty	Settlement date	Unrealized appreciation ($)	Unrealized depreciation ($)
267,170 USD	250,000 CHF	Citi	03/21/2018	—	(1,958)
1,890,434 USD	1,211,447,000 CLP	Citi	03/21/2018	145,225	—
1,691 USD	1,002,000 CLP	Citi	03/21/2018	—	(8)
1,233,919 USD	3,699,537,976 COP	Citi	03/21/2018	56,495	—
132,153 USD	375,031,000 COP	Citi	03/21/2018	—	(1,341)
25,828,085 USD	21,631,000 EUR	Citi	03/21/2018	603,522	—
22,326,287 USD	18,034,000 EUR	Citi	03/21/2018	—	(289,969)
9,625,035 USD	7,157,000 GBP	Citi	03/21/2018	237,613	—
6,534,458 USD	4,645,000 GBP	Citi	03/21/2018	—	(133,452)
1,013,750 USD	7,910,000 HKD	Citi	03/21/2018	—	(2,435)
983,077 USD	256,420,000 HUF	Citi	03/21/2018	14,933	—
1,673,121 USD	427,615,000 HUF	Citi	03/21/2018	—	(8,805)
1,930,737 USD	26,321,468,128 IDR	Citi	03/21/2018	—	(22,246)
2,034,378 USD	7,106,125 ILS	Citi	03/21/2018	10,932	—
458,815 USD	1,584,875 ILS	Citi	03/21/2018	—	(2,651)
1,735,499 USD	114,264,794 INR	Citi	03/21/2018	11,549	—
2,167,454 USD	140,130,000 INR	Citi	03/21/2018	—	(24,942)
8,179,490 USD	8,905,694,783 KRW	Citi	03/21/2018	37,955	—
1,445,728 USD	1,559,182,969 KRW	Citi	03/21/2018	—	(7,042)
4,802,947 USD	91,741,854 MXN	Citi	03/21/2018	48,283	—
4,702,950 USD	88,376,147 MXN	Citi	03/21/2018	—	(29,696)
5,915,827 USD	47,639,000 NOK	Citi	03/21/2018	120,643	—
7,723,829 USD	60,029,000 NOK	Citi	03/21/2018	—	(117,388)
8,314,526 USD	11,926,000 NZD	Citi	03/21/2018	284,993	—
5,588,863 USD	7,622,677 NZD	Citi	03/21/2018	—	(92,355)
2,855,465 USD	144,948,000 PHP	Citi	03/21/2018	—	(80,035)
1,730,268 USD	6,150,000 PLN	Citi	03/21/2018	67,219	—
12,105,018 USD	97,462,000 SEK	Citi	03/21/2018	—	(325,566)
6,134,458 USD	8,247,873 SGD	Citi	03/21/2018	93,135	—
210,000 USD	277,783 SGD	Citi	03/21/2018	—	(258)
12,873,516 USD	50,170,000 TRY	Citi	03/21/2018	245,668	—
2,268,187 USD	8,646,000 TRY	Citi	03/21/2018	—	(7,305)
4,166,007 USD	123,762,000 TWD	Citi	03/21/2018	67,611	—
173,263,062 JPY	2,166,667 NZD	Citi	03/22/2018	—	(64,084)
1,214,657,000 JPY	10,966,165 USD	Citi	03/22/2018	—	(435,638)
615,000 NZD	49,376,505 JPY	Citi	03/22/2018	20,034	—
11,449,370 USD	1,267,459,240 JPY	Citi	03/22/2018	448,080	—
159,397 USD	16,960,000 JPY	Citi	03/22/2018	—	(196)
10,293,903 USD	133,150,000 ZAR	Citi	03/22/2018	960,172	—
67,253,000 ZAR	5,750,415 USD	Citi	03/22/2018	66,072	—
65,897,000 ZAR	4,740,904 USD	Citi	03/22/2018	—	(828,828)
111,200 AUD	88,408 USD	Citi	06/20/2018	2,005	—
313,200 BRL	95,620 USD	Citi	06/20/2018	258	—
292,800 BRL	88,969 USD	Citi	06/20/2018	—	(182)
293,600 CAD	231,715 USD	Citi	06/20/2018	2,444	—
22,000 CHF	24,071 USD	Citi	06/20/2018	544	—
4,418,800 COP	1,530 USD	Citi	06/20/2018	—	(4)
2,517,600 EUR	3,126,847 USD	Citi	06/20/2018	28,855	—
279,200 GBP	391,523 USD	Citi	06/20/2018	5,243	—
1,416,800 HKD	181,583 USD	Citi	06/20/2018	—	(8)
52,137,600 HUF	205,921 USD	Citi	06/20/2018	1,750	—
10,650,400 HUF	41,674 USD	Citi	06/20/2018	—	(33)
1,953,085,170 IDR	141,644 USD	Citi	06/20/2018	1,233	—
247,600 ILS	70,949 USD	Citi	06/20/2018	—	(678)
14,141,200 INR	214,860 USD	Citi	06/20/2018	1,170	—
793,062,804 KRW	738,705 USD	Citi	06/20/2018	5,793	—
4,530,000 MXN	236,628 USD	Citi	06/20/2018	613	—
11,625,600 PHP	221,487 USD	Citi	06/20/2018	691	—
The accompanying Notes to Consolidated Financial Statements are an integral part of this statement.
Multi-Manager Alternative Strategies Fund | Semiannual Report 2018	35

Consolidated Portfolio of Investments  (continued)
February 28, 2018 (Unaudited)
Forward foreign currency exchange contracts (continued)
Currency to be sold	Currency to be purchased	Counterparty	Settlement date	Unrealized appreciation ($)	Unrealized depreciation ($)
2,429,200 PHP	46,089 USD	Citi	06/20/2018	—	(47)
17,654,400 SEK	2,188,613 USD	Citi	06/20/2018	39,586	—
222,000 SGD	168,481 USD	Citi	06/20/2018	510	—
5,013,600 TWD	173,363 USD	Citi	06/20/2018	715	—
846,598 USD	2,774,800 BRL	Citi	06/20/2018	—	(1,737)
10,780 USD	10,000 CHF	Citi	06/20/2018	—	(86)
617,099 USD	367,999,600 CLP	Citi	06/20/2018	536	—
30,977 USD	18,350,000 CLP	Citi	06/20/2018	—	(179)
9,498 USD	27,430,000 COP	Citi	06/20/2018	21	—
487,531 USD	1,395,910,387 COP	Citi	06/20/2018	—	(3,101)
7,978,916 USD	6,433,600 EUR	Citi	06/20/2018	—	(62,154)
1,298,344 USD	921,200 GBP	Citi	06/20/2018	—	(23,842)
13,474 USD	3,334,000 HUF	Citi	06/20/2018	—	(418)
485,711 USD	1,684,800 ILS	Citi	06/20/2018	1,679	—
492,968 USD	32,434,718 INR	Citi	06/20/2018	—	(2,841)
3,959,305 USD	420,979,229 JPY	Citi	06/20/2018	17,612	—
996,944 USD	105,389,597 JPY	Citi	06/20/2018	—	(1,348)
3,316,905 USD	3,554,747,088 KRW	Citi	06/20/2018	—	(31,771)
2,392,788 USD	45,416,400 MXN	Citi	06/20/2018	—	(26,577)
1,125,505 USD	8,790,000 NOK	Citi	06/20/2018	—	(8,035)
3,303,470 USD	4,514,800 NZD	Citi	06/20/2018	—	(49,131)
335,730 USD	17,545,200 PHP	Citi	06/20/2018	—	(2,507)
720,936 USD	2,431,600 PLN	Citi	06/20/2018	—	(8,728)
1,305,077 USD	1,724,000 SGD	Citi	06/20/2018	—	(653)
1,902,686 USD	7,453,600 TRY	Citi	06/20/2018	—	(4,681)
868,157 USD	25,150,400 TWD	Citi	06/20/2018	—	(2,079)
2,316,682 USD	27,422,800 ZAR	Citi	06/20/2018	—	(28,149)
277,200 ZAR	23,373 USD	Citi	06/20/2018	240	—
34,002,800 DKK	5,633,347 USD	Goldman Sachs	03/15/2018	56,010	—
1,598,600 DKK	259,484 USD	Goldman Sachs	03/15/2018	—	(2,728)
4,226,100 EUR	5,248,286 USD	Goldman Sachs	03/15/2018	86,858	—
5,714,700 EUR	6,829,563 USD	Goldman Sachs	03/15/2018	—	(149,924)
1,219,119 GBP	1,628,871 USD	Goldman Sachs	03/15/2018	—	(50,609)
22,428 USD	138,600 DKK	Goldman Sachs	03/15/2018	306	—
4,065,296 USD	24,588,200 DKK	Goldman Sachs	03/15/2018	—	(32,197)
304,945 USD	252,700 EUR	Goldman Sachs	03/15/2018	3,683	—
1,599,611 USD	1,286,700 EUR	Goldman Sachs	03/15/2018	—	(28,137)
402,550 USD	285,700 GBP	Goldman Sachs	03/15/2018	—	(8,964)
230,000 AUD	253,949 NZD	Goldman Sachs	03/21/2018	4,470	—
910,000 AUD	722,732 USD	Goldman Sachs	03/21/2018	15,918	—
1,051,293 CAD	855,576 USD	Goldman Sachs	03/21/2018	35,970	—
4,460,000 EUR	5,467,606 USD	Goldman Sachs	03/21/2018	17,790	—
770,000 EUR	929,751 USD	Goldman Sachs	03/21/2018	—	(11,137)
13,247,190 MXN	675,560 USD	Goldman Sachs	03/21/2018	—	(24,939)
1,794,000 NOK	222,612 USD	Goldman Sachs	03/21/2018	—	(4,711)
12,153,515 SEK	1,449,314 USD	Goldman Sachs	03/21/2018	—	(19,584)
283,897 SGD	215,000 USD	Goldman Sachs	03/21/2018	643	—
705,629 USD	905,000 AUD	Goldman Sachs	03/21/2018	—	(2,698)
2,530,000 USD	3,245,990 CAD	Goldman Sachs	03/21/2018	630	—
5,107,748 USD	6,432,747 CAD	Goldman Sachs	03/21/2018	—	(92,667)
3,028,262 USD	2,500,000 EUR	Goldman Sachs	03/21/2018	26,567	—
579,351 USD	793,428 NZD	Goldman Sachs	03/21/2018	—	(7,232)
235,463 USD	1,885,144 SEK	Goldman Sachs	03/21/2018	—	(7,621)
217,253,625 JPY	2,550,000 AUD	Goldman Sachs	03/22/2018	—	(58,691)
208,822,125 JPY	1,875,000 USD	Goldman Sachs	03/22/2018	—	(85,182)
630,000 NZD	50,743,980 JPY	Goldman Sachs	03/22/2018	22,054	—
4,774,451 USD	515,113,110 JPY	Goldman Sachs	03/22/2018	60,839	—
735,000,000 JPY	6,630,809 USD	Goldman Sachs	04/09/2018	—	(277,401)
The accompanying Notes to Consolidated Financial Statements are an integral part of this statement.
36	Multi-Manager Alternative Strategies Fund | Semiannual Report 2018

Consolidated Portfolio of Investments  (continued)
February 28, 2018 (Unaudited)
Forward foreign currency exchange contracts (continued)
Currency to be sold	Currency to be purchased	Counterparty	Settlement date	Unrealized appreciation ($)	Unrealized depreciation ($)
4,765,500 DKK	790,407 USD	Goldman Sachs International	03/15/2018	8,742	—
193,450 USD	1,178,300 DKK	Goldman Sachs International	03/15/2018	—	(178)
738,595 USD	600,100 EUR	Goldman Sachs International	03/15/2018	—	(5,680)
1,458,507 CAD	1,165,035 USD	HSBC	03/21/2018	27,957	—
601,452 GBP	811,724 USD	HSBC	03/21/2018	—	(17,102)
503,868 NZD	460,000 AUD	HSBC	03/21/2018	—	(6,035)
1,865,000 NZD	1,352,591 USD	HSBC	03/21/2018	7,790	—
319,166 USD	405,078 AUD	HSBC	03/21/2018	—	(4,535)
2,261,395 USD	1,825,163 EUR	HSBC	03/21/2018	—	(31,170)
1,715,511 USD	2,365,212 NZD	HSBC	03/21/2018	—	(10,020)
802,737 USD	1,074,264 SGD	HSBC	03/21/2018	8,391	—
1,106,247 USD	1,451,409 SGD	HSBC	03/21/2018	—	(10,355)
1,850,000 NZD	148,498,035 JPY	HSBC	03/22/2018	59,956	—
630,000 EUR	560,933 GBP	JPMorgan	03/21/2018	3,172	—
635,000 EUR	556,441 GBP	JPMorgan	03/21/2018	—	(9,128)
1,687,901 GBP	1,895,000 EUR	JPMorgan	03/21/2018	—	(10,438)
2,028,864 USD	2,775,000 NZD	JPMorgan	03/21/2018	—	(27,885)
166,800 AUD	132,612 USD	JPMorgan	06/20/2018	3,008	—
469,800 BRL	143,430 USD	JPMorgan	06/20/2018	387	—
439,200 BRL	133,453 USD	JPMorgan	06/20/2018	—	(273)
440,400 CAD	347,573 USD	JPMorgan	06/20/2018	3,665	—
6,628,200 COP	2,295 USD	JPMorgan	06/20/2018	—	(6)
3,776,400 EUR	4,689,327 USD	JPMorgan	06/20/2018	42,339	—
418,800 GBP	587,284 USD	JPMorgan	06/20/2018	7,864	—
2,125,200 HKD	272,374 USD	JPMorgan	06/20/2018	—	(12)
78,206,400 HUF	308,881 USD	JPMorgan	06/20/2018	2,624	—
15,975,600 HUF	62,512 USD	JPMorgan	06/20/2018	—	(49)
2,929,627,758 IDR	212,466 USD	JPMorgan	06/20/2018	1,849	—
371,400 ILS	106,424 USD	JPMorgan	06/20/2018	—	(1,017)
21,211,800 INR	322,290 USD	JPMorgan	06/20/2018	1,755	—
1,189,594,204 KRW	1,108,056 USD	JPMorgan	06/20/2018	8,687	—
6,795,000 MXN	354,941 USD	JPMorgan	06/20/2018	919	—
17,438,400 PHP	332,231 USD	JPMorgan	06/20/2018	1,036	—
3,643,800 PHP	69,134 USD	JPMorgan	06/20/2018	—	(70)
26,481,600 SEK	3,282,915 USD	JPMorgan	06/20/2018	59,375	—
333,000 SGD	252,721 USD	JPMorgan	06/20/2018	764	—
7,520,400 TWD	260,044 USD	JPMorgan	06/20/2018	1,072	—
1,269,899 USD	4,162,200 BRL	JPMorgan	06/20/2018	—	(2,608)
16,170 USD	15,000 CHF	JPMorgan	06/20/2018	—	(129)
925,650 USD	551,999,400 CLP	JPMorgan	06/20/2018	803	—
46,465 USD	27,525,000 CLP	JPMorgan	06/20/2018	—	(268)
14,248 USD	41,145,000 COP	JPMorgan	06/20/2018	31	—
731,298 USD	2,093,865,581 COP	JPMorgan	06/20/2018	—	(4,653)
11,968,389 USD	9,650,400 EUR	JPMorgan	06/20/2018	—	(93,246)
1,947,519 USD	1,381,800 GBP	JPMorgan	06/20/2018	—	(35,766)
20,210 USD	5,001,000 HUF	JPMorgan	06/20/2018	—	(626)
728,567 USD	2,527,200 ILS	JPMorgan	06/20/2018	2,518	—
739,453 USD	48,652,076 INR	JPMorgan	06/20/2018	—	(4,263)
5,939,126 USD	631,468,843 JPY	JPMorgan	06/20/2018	26,248	—
1,495,480 USD	158,084,395 JPY	JPMorgan	06/20/2018	—	(2,085)
4,975,364 USD	5,332,120,632 KRW	JPMorgan	06/20/2018	—	(47,663)
3,589,187 USD	68,124,600 MXN	JPMorgan	06/20/2018	—	(39,871)
1,688,259 USD	13,185,000 NOK	JPMorgan	06/20/2018	—	(12,055)
4,955,211 USD	6,772,200 NZD	JPMorgan	06/20/2018	—	(73,703)
503,596 USD	26,317,800 PHP	JPMorgan	06/20/2018	—	(3,761)
1,081,405 USD	3,647,400 PLN	JPMorgan	06/20/2018	—	(13,093)
1,957,618 USD	2,586,000 SGD	JPMorgan	06/20/2018	—	(982)
2,854,033 USD	11,180,400 TRY	JPMorgan	06/20/2018	—	(7,026)
The accompanying Notes to Consolidated Financial Statements are an integral part of this statement.
Multi-Manager Alternative Strategies Fund | Semiannual Report 2018	37

Consolidated Portfolio of Investments  (continued)
February 28, 2018 (Unaudited)
Forward foreign currency exchange contracts (continued)
Currency to be sold	Currency to be purchased	Counterparty	Settlement date	Unrealized appreciation ($)	Unrealized depreciation ($)
1,302,236 USD	37,725,600 TWD	JPMorgan	06/20/2018	—	(3,121)
3,475,027 USD	41,134,200 ZAR	JPMorgan	06/20/2018	—	(42,228)
415,800 ZAR	35,060 USD	JPMorgan	06/20/2018	360	—
630,000 AUD	696,730 NZD	RBC	03/21/2018	13,060	—
16,174,497 CAD	12,922,174 USD	RBC	03/21/2018	312,256	—
625,000 EUR	766,900 USD	RBC	03/21/2018	3,193	—
625,000 EUR	760,406 USD	RBC	03/21/2018	—	(3,302)
759,082 NZD	695,000 AUD	RBC	03/21/2018	—	(7,534)
550,648 SGD	420,000 USD	RBC	03/21/2018	4,231	—
6,854,618 USD	8,609,658 CAD	RBC	03/21/2018	—	(142,379)
1,579,080 USD	1,270,000 EUR	RBC	03/21/2018	—	(27,227)
459,250 USD	625,000 NZD	RBC	03/21/2018	—	(8,579)
1,054,337 USD	1,393,076 SGD	RBC	03/21/2018	—	(2,489)
1,280,000 CAD	113,613,440 JPY	RBC	03/22/2018	68,541	—
112,755,200 JPY	1,280,000 CAD	RBC	03/22/2018	—	(60,485)
69,621,248 JPY	640,000 USD	RBC	03/22/2018	—	(13,524)
4,846,759 CAD	3,845,844 USD	Scotia Mecleod	03/21/2018	67,227	—
2,555,000 EUR	3,157,040 USD	Scotia Mecleod	03/21/2018	35,004	—
3,806,667 USD	4,823,315 CAD	Scotia Mecleod	03/21/2018	—	(46,327)
955,000 USD	104,980,695 JPY	Scotia Mecleod	03/22/2018	30,438	—
635,000 EUR	791,645 USD	Standard Chartered	03/21/2018	15,718	—
11,329,856 MXN	578,457 USD	Standard Chartered	03/21/2018	—	(20,656)
16,212,492 SEK	16,025,000 NOK	Standard Chartered	03/21/2018	71,098	—
7,884,951 SGD	5,849,592 USD	Standard Chartered	03/21/2018	—	(103,975)
1,180,000 USD	1,584,233 SGD	Standard Chartered	03/21/2018	16,182	—
355,000 USD	468,808 SGD	Standard Chartered	03/21/2018	—	(1,025)
444,334 CAD	357,093 USD	State Street	03/21/2018	10,683	—
1,270,000 EUR	1,974,472 CAD	State Street	03/21/2018	—	(12,521)
1,275,000 EUR	1,601,724 USD	State Street	03/21/2018	43,761	—
1,900,000 GBP	2,664,880 USD	State Street	03/21/2018	46,599	—
12,216,312 MXN	625,000 USD	State Street	03/21/2018	—	(20,988)
14,069,649 NZD	9,722,971 USD	State Street	03/21/2018	—	(422,275)
278,313 USD	354,867 AUD	State Street	03/21/2018	—	(2,681)
4,594,825 USD	5,767,085 CAD	State Street	03/21/2018	—	(98,706)
3,163,690 USD	2,550,000 EUR	State Street	03/21/2018	—	(47,764)
3,468,527 USD	2,470,000 GBP	State Street	03/21/2018	—	(64,763)
428,348 USD	8,112,720 MXN	State Street	03/21/2018	646	—
2,047,301 USD	38,373,555 MXN	State Street	03/21/2018	—	(18,141)
395,406 USD	550,000 NZD	State Street	03/21/2018	1,184	—
693,029 USD	953,030 NZD	State Street	03/21/2018	—	(5,825)
597,711 USD	793,795 SGD	State Street	03/21/2018	1,647	—
210,000 USD	277,942 SGD	State Street	03/21/2018	—	(138)
164,829,696 JPY	1,510,000 USD	State Street	03/22/2018	—	(37,232)
320,000 USD	35,222,080 JPY	State Street	03/22/2018	10,624	—
28,594 USD	3,027,998 JPY	State Street	03/22/2018	—	(171)
5,074,382 CAD	3,994,751 USD	TD Securities	03/21/2018	38,675	—
7,495,616 USD	9,455,387 CAD	TD Securities	03/21/2018	—	(124,032)
Total				6,789,278	(8,397,834)

Long futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
3-Month Euro Euribor	9	12/2018	EUR	2,255,963	—	(8)
3-Month Euro Euribor	7	03/2019	EUR	1,753,413	128	—
BP Currency	79	03/2018	USD	6,802,888	146,401	—
Brent Crude	110	03/2018	USD	7,120,300	159,595	—
CAC40 Index	3	03/2018	EUR	159,570	—	(637)
The accompanying Notes to Consolidated Financial Statements are an integral part of this statement.
38	Multi-Manager Alternative Strategies Fund | Semiannual Report 2018

Consolidated Portfolio of Investments  (continued)
February 28, 2018 (Unaudited)
Long futures contracts (continued)
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
Copper	7	03/2018	USD	1,208,113	8,681	—
Copper	30	05/2018	USD	2,349,375	—	(77,139)
Copper	5	06/2018	USD	867,875	—	(20,029)
Corn	4	05/2018	USD	76,400	300	—
Cotton	1	05/2018	USD	41,465	2,529	—
DJIA Mini E	25	03/2018	USD	3,129,750	72,592	—
Euro CHF 3-Month ICE	14	06/2018	CHF	3,525,200	4	—
Euro CHF 3-Month ICE	12	09/2018	CHF	3,021,000	898	—
Euro CHF 3-Month ICE	10	12/2018	CHF	2,516,250	672	—
Euro FX	193	03/2018	USD	29,473,513	862,824	—
Euro-Buxl 30-Year	1	03/2018	EUR	164,351	—	(7,127)
FTSE/JSE Top 40 Index	12	03/2018	ZAR	6,158,040	—	(26,260)
Gold 100 oz.	121	04/2018	USD	15,946,590	—	(326,771)
HRW Wheat	7	05/2018	USD	182,788	10,736	—
HSCEI	10	03/2018	HKD	6,174,000	—	(22,891)
IBEX 35 Index	6	03/2018	EUR	590,064	9,351	—
Japanese 10-Year Government Bond	5	03/2018	JPY	756,468,863	—	(362)
KOSPI 200 Index	10	03/2018	KRW	782,375,000	—	(19,346)
Low Sulphur Gasoil	83	04/2018	USD	4,803,625	86,905	—
MSCI EAFE Index	5	03/2018	USD	509,125	—	(21,518)
NASDAQ 100 E-mini	39	03/2018	USD	5,354,700	356,754	—
New Zealand $	24	03/2018	USD	1,731,120	—	(17,254)
Nickel	2	03/2018	USD	165,030	7,166	—
Nickel	8	06/2018	USD	662,640	—	(1,821)
NY Harbor ULSD	34	03/2018	USD	2,718,198	62,026	—
OMXS30 Index	1	03/2018	SEK	157,225	764	—
Platinum	11	04/2018	USD	543,455	—	(12,952)
Primary Aluminum	2	03/2018	USD	106,475	—	(583)
Primary Aluminum	13	06/2018	USD	693,713	—	(8,075)
RBOB Gasoline	15	03/2018	USD	1,212,498	8,956	—
Russell 2000 E-mini	16	03/2018	USD	1,208,960	—	(34,318)
S&P 500 E-mini	22	03/2018	USD	2,985,840	58,677	—
S&P Mid 400 E-mini	10	03/2018	USD	1,864,500	—	(28,471)
SGX Nifty Index	2	03/2018	USD	42,076	380	—
Soybean	17	05/2018	USD	897,175	6,640	—
SPI 200 Index	9	03/2018	AUD	1,350,225	—	(2,156)
TOPIX Index	20	03/2018	JPY	353,600,000	—	(17,710)
U.S. Treasury 2-Year Note	21	06/2018	USD	4,486,775	—	(3,919)
U.S. Treasury 5-Year Note	39	06/2018	USD	4,445,497	1,554	—
U.S. Treasury Ultra 10-Year Note	3	06/2018	USD	388,207	1,939	—
Wheat	2	05/2018	USD	49,500	2,533	—
WTI Crude	107	03/2018	USD	6,595,480	113,919	—
Zinc	1	03/2018	USD	86,500	—	(3,390)
Zinc	12	06/2018	USD	1,033,950	—	(14,580)
Total					1,982,924	(667,317)

Short futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
3-Month Euro Euribor	(1)	03/2018	EUR	(250,813)	—	(39)
3-Month Euro Euribor	(18)	06/2018	EUR	(4,513,950)	—	(120)
3-Month Euro Euribor	(4)	09/2018	EUR	(1,002,950)	—	(77)
3-Month Euro Euribor	(18)	06/2019	EUR	(4,504,500)	—	(2,306)
3-Month Euro Euribor	(55)	09/2019	EUR	(13,746,563)	157	—
3-Month Euro Euribor	(45)	12/2019	EUR	(11,234,250)	4,072	—
90-Day Euro$	(1)	03/2018	USD	(244,713)	1,102	—
90-Day Euro$	(205)	06/2018	USD	(50,084,063)	279,059	—
The accompanying Notes to Consolidated Financial Statements are an integral part of this statement.
Multi-Manager Alternative Strategies Fund | Semiannual Report 2018	39

Consolidated Portfolio of Investments  (continued)
February 28, 2018 (Unaudited)
Short futures contracts (continued)
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
90-Day Euro$	(184)	09/2018	USD	(44,898,300)	265,239	—
90-Day Euro$	(153)	12/2018	USD	(37,282,275)	230,013	—
90-Day Euro$	(132)	03/2019	USD	(32,137,050)	193,334	—
90-Day Euro$	(117)	06/2019	USD	(28,457,325)	172,325	—
90-Day Euro$	(106)	09/2019	USD	(25,764,625)	168,820	—
90-Day Euro$	(98)	12/2019	USD	(23,801,750)	135,140	—
90-Day Sterling	(1)	03/2018	GBP	(124,194)	49	—
90-Day Sterling	(83)	06/2018	GBP	(10,289,925)	3,361	—
90-Day Sterling	(87)	09/2018	GBP	(10,774,950)	8,257	—
90-Day Sterling	(89)	12/2018	GBP	(11,011,525)	12,418	—
90-Day Sterling	(92)	03/2019	GBP	(11,373,500)	15,829	—
90-Day Sterling	(87)	06/2019	GBP	(10,746,675)	15,807	—
90-Day Sterling	(92)	09/2019	GBP	(11,355,100)	17,660	—
90-Day Sterling	(89)	12/2019	GBP	(10,977,038)	19,615	—
Amsterdam IDX	(1)	03/2018	EUR	(107,070)	—	(3,302)
AUD/USD Currency	(39)	03/2018	USD	(3,033,420)	23,335	—
Australian 10-Year Bond	(32)	03/2018	AUD	(4,089,368)	—	(20,286)
Australian 3-Year Bond	(86)	03/2018	AUD	(9,567,580)	—	(34,040)
Banker’s Acceptance	(1)	03/2018	CAD	(245,713)	—	(318)
Banker’s Acceptance	(21)	06/2018	CAD	(5,151,038)	1,187	—
Banker’s Acceptance	(20)	09/2018	CAD	(4,897,250)	151	—
C$ Currency	(80)	03/2018	USD	(6,236,800)	68,674	—
Canadian Government 10-Year Bond	(3)	06/2018	CAD	(397,703)	—	(2,361)
Cocoa	(1)	05/2018	USD	(22,180)	—	(1,842)
Cocoa	(43)	05/2018	GBP	(680,260)	—	(94,652)
Coffee C	(23)	05/2018	USD	(1,052,250)	21,655	—
DAX Index	(4)	03/2018	EUR	(1,243,250)	—	(21,906)
EURO STOXX 50	(48)	03/2018	EUR	(1,650,240)	—	(47,160)
Euro-Bobl	(105)	03/2018	EUR	(13,763,996)	13,971	—
Euro-Bobl	(15)	06/2018	EUR	(1,967,772)	—	(1,300)
Euro-Bund	(25)	03/2018	EUR	(3,989,271)	6,196	—
Euro-Bund	(11)	03/2018	EUR	(1,755,279)	—	(1,014)
Euro-Bund	(1)	06/2018	EUR	(157,427)	—	(26)
Euro-Schatz	(10)	03/2018	EUR	(1,119,978)	—	(2,125)
Euro-Schatz	(3)	06/2018	EUR	(336,053)	—	(133)
FTSE 100 Index	(16)	03/2018	GBP	(1,156,160)	—	(19,626)
JPY Currency	(1)	03/2018	USD	(117,325)	—	(6,383)
Lean Hogs	(20)	04/2018	USD	(537,800)	26,677	—
Long Gilt	(31)	06/2018	GBP	(3,827,499)	—	(10,362)
MSCI Taiwan Index	(1)	03/2018	USD	(39,810)	354	—
Natural Gas	(182)	03/2018	USD	(4,853,940)	—	(53,328)
S&P/TSE 60 Index	(9)	03/2018	CAD	(1,642,860)	6,621	—
Silver	(18)	05/2018	USD	(1,476,630)	23,561	—
Soybean Oil	(9)	05/2018	USD	(174,042)	842	—
Sugar #11	(189)	04/2018	USD	(2,832,278)	60,841	—
U.S. Long Bond	(80)	06/2018	USD	(11,585,208)	—	(86,916)
U.S. Treasury 10-Year Note	(57)	06/2018	USD	(6,871,850)	7,017	—
U.S. Treasury 10-Year Note	(185)	06/2018	USD	(22,303,374)	—	(43,492)
U.S. Treasury 2-Year Note	(450)	06/2018	USD	(96,145,187)	16,895	—
U.S. Treasury 5-Year Note	(378)	06/2018	USD	(43,087,124)	22,888	—
U.S. Treasury Ultra 10-Year Note	(9)	06/2018	USD	(1,164,621)	—	(1,038)
U.S. Ultra Bond	(3)	06/2018	USD	(475,378)	—	(2,022)
U.S. Ultra Bond	(36)	06/2018	USD	(5,704,534)	—	(65,252)
Total					1,843,122	(521,426)

The accompanying Notes to Consolidated Financial Statements are an integral part of this statement.
40	Multi-Manager Alternative Strategies Fund | Semiannual Report 2018

Consolidated Portfolio of Investments  (continued)
February 28, 2018 (Unaudited)
Call option contracts purchased
Description	Counterparty	Trading currency	Notional amount	Number of contracts	Exercise price/Rate	Expiration date	Cost ($)	Value ($)
Akorn, Inc.	Goldman Sachs	USD	1,694	1	32.50	03/2018	126	5
Monsanto Co.	Goldman Sachs	USD	2,689,466	218	120.00	07/2018	122,572	140,610
Rent-A-Center, Inc.	Goldman Sachs	USD	777,568	1,034	12.50	03/2018	71,510	2,585
Time Warner, Inc.	Goldman Sachs	USD	2,556,400	275	95.00	08/2018	150,534	118,250
Time Warner, Inc.	Goldman Sachs	USD	1,003,968	108	97.50	08/2018	62,048	39,960
Time Warner, Inc.	Goldman Sachs	USD	195,216	21	95.00	10/2018	11,997	11,970
Time Warner, Inc.	Goldman Sachs	USD	195,216	21	97.50	10/2018	9,957	9,345
WestRock Co.	Goldman Sachs	USD	111,792	17	72.50	03/2018	184	85
WestRock Co.	Goldman Sachs	USD	39,456	6	70.00	03/2018	212	75
Total							429,140	322,885

Put option contracts purchased
Description	Counterparty	Trading currency	Notional amount	Number of contracts	Exercise price/Rate	Expiration date	Cost ($)	Value ($)
Bioverativ, Inc.	Goldman Sachs	USD	324,508	31	90.00	03/2018	3,309	310
Bioverativ, Inc.	Goldman Sachs	USD	282,636	27	85.00	03/2018	1,643	203
Orbital ATK, Inc.	Goldman Sachs	USD	184,884	14	110.00	05/2018	499	315
SPDR S&P 500 ETF Trust	Goldman Sachs	USD	6,030,630	222	265.00	04/2018	75,888	91,464
SPDR S&P 500 ETF Trust	Goldman Sachs	USD	2,852,325	105	267.00	04/2018	38,447	49,822
SPDR S&P 500 ETF Trust	Goldman Sachs	USD	2,173,200	80	263.00	04/2018	35,057	29,520
SPDR S&P 500 ETF Trust	Goldman Sachs	USD	1,629,900	60	268.00	04/2018	29,162	29,490
Time Warner, Inc.	Goldman Sachs	USD	1,375,808	148	92.50	08/2018	69,013	82,140
Total							253,018	283,264

Call option contracts written
Description	Counterparty	Trading currency	Notional amount	Number of contracts	Exercise price/Rate	Expiration date	Premium received ($)	Value ($)
Aetna, Inc.	Goldman Sachs	USD	(159,354)	(9)	177.50	03/2018	(2,068)	(2,012)
Aetna, Inc.	Goldman Sachs	USD	(619,710)	(35)	180.00	03/2018	(7,139)	(5,145)
DST Systems, Inc.	Goldman Sachs	USD	(207,925)	(25)	85.00	08/2018	(1,854)	(250)
NXP Semiconductors NV	Goldman Sachs	USD	(1,321,396)	(106)	130.00	04/2018	(6,250)	(3,445)
NXP Semiconductors NV	Goldman Sachs	USD	(511,106)	(41)	125.00	04/2018	(8,156)	(10,045)
SPDR S&P 500 ETF Trust	Goldman Sachs	USD	(271,650)	(10)	278.00	03/2018	(557)	(35)
SPDR S&P 500 ETF Trust	Goldman Sachs	USD	(271,650)	(10)	277.00	03/2018	(812)	(80)
SPDR S&P 500 ETF Trust	Goldman Sachs	USD	(271,650)	(10)	276.00	03/2018	(1,152)	(145)
SPDR S&P 500 ETF Trust	Goldman Sachs	USD	(271,650)	(10)	275.00	03/2018	(1,546)	(280)
Time Warner, Inc.	Goldman Sachs	USD	(1,069,040)	(115)	95.00	03/2018	(19,814)	(5,692)
Time Warner, Inc.	Goldman Sachs	USD	(2,556,400)	(275)	105.00	08/2018	(33,448)	(32,312)
Time Warner, Inc.	Goldman Sachs	USD	(195,216)	(21)	110.00	10/2018	(963)	(1,302)
Time Warner, Inc.	Goldman Sachs	USD	(195,216)	(21)	105.00	10/2018	(2,708)	(3,517)
Total							(86,467)	(64,260)

Put option contracts written
Description	Counterparty	Trading currency	Notional amount	Number of contracts	Exercise price/Rate	Expiration date	Premium received ($)	Value ($)
Akorn, Inc.	Goldman Sachs	USD	(1,694)	(1)	25.00	03/2018	(124)	(825)
CVS Health Corp.	Goldman Sachs	USD	(81,276)	(12)	70.00	03/2018	(1,771)	(3,384)
Monsanto Co.	Goldman Sachs	USD	(2,689,466)	(218)	110.00	04/2018	(22,566)	(17,658)
Monsanto Co.	Goldman Sachs	USD	(2,689,466)	(218)	110.00	07/2018	(35,174)	(29,866)
NXP Semiconductors NV	Goldman Sachs	USD	(3,827,062)	(307)	110.00	04/2018	(73,001)	(24,560)
SPDR S&P 500 ETF Trust	Goldman Sachs	USD	(516,135)	(19)	270.00	03/2018	(1,009)	(1,862)
SPDR S&P 500 ETF Trust	Goldman Sachs	USD	(516,135)	(19)	272.00	03/2018	(1,768)	(3,192)
SPDR S&P 500 ETF Trust	Goldman Sachs	USD	(516,135)	(19)	274.00	03/2018	(3,082)	(5,424)
SPDR S&P 500 ETF Trust	Goldman Sachs	USD	(543,300)	(20)	254.00	04/2018	(3,683)	(4,720)
SPDR S&P 500 ETF Trust	Goldman Sachs	USD	(543,300)	(20)	257.00	04/2018	(4,223)	(5,550)
The accompanying Notes to Consolidated Financial Statements are an integral part of this statement.
Multi-Manager Alternative Strategies Fund | Semiannual Report 2018	41

Consolidated Portfolio of Investments  (continued)
February 28, 2018 (Unaudited)
Put option contracts written (continued)
Description	Counterparty	Trading currency	Notional amount	Number of contracts	Exercise price/Rate	Expiration date	Premium received ($)	Value ($)
SPDR S&P 500 ETF Trust	Goldman Sachs	USD	(543,300)	(20)	260.00	04/2018	(5,638)	(6,280)
SPDR S&P 500 ETF Trust	Goldman Sachs	USD	(1,629,900)	(60)	250.00	04/2018	(15,298)	(11,760)
Time Warner, Inc.	Goldman Sachs	USD	(1,245,664)	(134)	87.50	08/2018	(37,726)	(43,885)
Time Warner, Inc.	Goldman Sachs	USD	(2,333,296)	(251)	82.50	08/2018	(57,305)	(51,455)
Time Warner, Inc.	Goldman Sachs	USD	(195,216)	(21)	85.00	10/2018	(6,520)	(6,825)
Time Warner, Inc.	Goldman Sachs	USD	(195,216)	(21)	87.50	10/2018	(7,842)	(8,767)
Total							(276,730)	(226,013)

Total return swap contracts
Fund receives	Fund pays	Payment frequency	Counterparty	Maturity date	Notional currency	Notional amount	Value ($)	Periodic payments receivable (payable) ($)	Upfront payments	Upfront receipts	Unrealized appreciation ($)	Unrealized depreciation ($)
Total return on GKN PLC	1-week GBP LIBOR plus 0.450%	Monthly	Goldman Sachs	01/12/2019	GBP	477,515	22,662	(473)	—	—	22,189	—
Total return on GKN PLC	1-week GBP LIBOR plus 0.450%	Monthly	Goldman Sachs	01/12/2019	GBP	21,318	1,012	(21)	—	—	991	—
SONIA plus 0.350%	Total return on Melrose Industries PLC	Monthly	Goldman Sachs	01/12/2019	GBP	17,009	(59)	16	—	—	—	(43)
SONIA plus 0.350%	Total return on Melrose Industries PLC	Monthly	Goldman Sachs	01/12/2019	GBP	177,424	(609)	162	—	—	—	(447)
SONIA plus 0.400%	Total return on Melrose Industries PLC	Monthly	Goldman Sachs	01/12/2019	GBP	203,563	(701)	187	—	—	—	(514)
Total return on Sky PLC	1-week GBP LIBOR plus 0.450%	Monthly	Goldman Sachs	02/22/2019	GBP	127,763	38,942	(27)	—	—	38,915	—
Total return on Sky PLC	1-week GBP LIBOR plus 0.450%	Monthly	Goldman Sachs	02/22/2019	GBP	29,310	508	—	—	—	508	—
Total							61,755	(156)	—	—	62,603	(1,004)

Total return swap contracts on futures
Reference instrument	Counterparty	Expiration date	Trading currency	Notional amount long(short)	Upfront payments ($)	Upfront receipts ($)	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
Canadian Government 10-Year Bond Jun 2018	Barclays	06/2018	CAD	(4,082,080)	—	—	—	(19,570)
Euro-Bobl Jun 2018	Barclays	06/2018	EUR	(13,284,480)	—	—	—	(14,814)
Euro-Bund Jun 2018	Barclays	06/2018	EUR	(10,503,590)	—	—	—	(15,136)
Euro-Buxl 30-Year Jun 2018	Barclays	06/2018	EUR	(1,600,400)	—	—	—	(1,109)
Euro-Schatz Jun 2018	Barclays	06/2018	EUR	(6,706,200)	—	—	—	(4,673)
Japanese 10-Year Government Bond Mar 2018	Barclays	03/2018	JPY	905,580,000	—	—	599	—
Long Gilt Jun 2018	Barclays	06/2018	GBP	(4,964,280)	—	—	—	(32,100)
Cocoa May 2018	Citi	05/2018	USD	88,720	—	—	472	—
Coffee May 2018	Citi	05/2018	USD	(2,013,000)	—	—	48,594	—
Coffee May 2018	Citi	05/2018	USD	(183,000)	—	—	—	(2,037)
Corn May 2018	Citi	05/2018	USD	(362,900)	—	—	—	(7,416)
Cotton May 2018	Citi	05/2018	USD	704,905	—	—	45,135	—
Soybean May 2018	Citi	05/2018	USD	(369,425)	—	—	—	(11,654)
Soybean Oil May 2018	Citi	05/2018	USD	(1,102,266)	—	—	7,267	—
The accompanying Notes to Consolidated Financial Statements are an integral part of this statement.
42	Multi-Manager Alternative Strategies Fund | Semiannual Report 2018

Consolidated Portfolio of Investments  (continued)
February 28, 2018 (Unaudited)
Total return swap contracts on futures (continued)
Reference instrument	Counterparty	Expiration date	Trading currency	Notional amount long(short)	Upfront payments ($)	Upfront receipts ($)	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
Soybean Oil May 2018	Citi	05/2018	USD	(19,338)	—	—	—	(296)
Wheat May 2018	Citi	05/2018	USD	(26,113)	—	—	—	(1,712)
Wheat May 2018	Citi	05/2018	USD	(198,000)	—	—	—	(13,464)
Hang Seng Index Mar 2018	JPMorgan	03/2018	HKD	33,805,200	—	—	—	(86,543)
H-Shares Index Mar 2018	JPMorgan	03/2018	HKD	31,487,400	—	—	—	(115,394)
MSCI Taiwan Index Mar 2018	JPMorgan	03/2018	USD	1,353,540	—	—	919	—
SGX Nifty Index Mar 2018	JPMorgan	03/2018	USD	1,178,128	—	—	18,531	—
Swiss Market Index Mar 2018	JPMorgan	03/2018	CHF	(264,720)	—	—	—	(2,626)
Total					—	—	121,517	(328,544)
Notes to Consolidated Portfolio of Investments
(a)	Represents privately placed and other securities and instruments exempt from SEC registration (collectively, private placements), such as Section 4(a)(2) and Rule 144A eligible securities, which are often sold only to qualified institutional buyers. The Fund may invest in private placements determined to be liquid as well as those determined to be illiquid. Private placements may be determined to be liquid under guidelines established by the Fund’s Board of Trustees. At February 28, 2018, the value of these securities amounted to $72,404,958, which represents 12.43% of net assets.
(b)	Variable rate security.
(c)	Represents a variable rate security where the coupon rate adjusts periodically using the weighted average coupon of the underlying mortgages.
(d)	Represents interest only securities which have the right to receive the monthly interest payments on an underlying pool of mortgage loans.
(e)	Represents a security purchased on a when-issued basis.
(f)	Represents fair value as determined in good faith under procedures approved by the Board of Trustees. At February 28, 2018, the value of these securities amounted to $7,380,876, which represents 1.27% of net assets.
(g)	Non-income producing investment.
(h)	Valuation based on significant unobservable inputs.
(i)	This security or a portion of this security has been pledged as collateral in connection with derivative contracts.
(j)	This security or a portion of this security has been pledged as collateral in connection with investments sold short.
(k)	At February 28, 2018, securities valued at $3,986,604 were held to cover open call options written.
(l)	Negligible market value.
(m)	Principal amounts are denominated in United States Dollars unless otherwise noted.
(n)	Zero coupon bond.
(o)	Represents a variable rate security with a step coupon where the rate adjusts according to a schedule for a series of periods, typically lower for an initial period and then increasing to a higher coupon rate thereafter.
(p)	Principal and interest may not be guaranteed by the government.
(q)	Senior loans have interest rates that float periodically based primarily on the London Interbank Offered Rate (“LIBOR”) and other short-term rates. The interest rate shown reflects the weighted average coupon as of February 28, 2018. The interest rate for senior loans purchased on a when-issued or delayed delivery basis will be determined upon settlement therefore no weighted average coupon rate is disclosed. Remaining maturities of senior loans may be less than the stated maturities shown as a result of contractual or optional prepayments by the borrower. Such prepayments cannot be predicted.
(r)	Represents a security purchased on a forward commitment basis.
(s)	The rate shown is the seven-day current annualized yield at February 28, 2018.
(t)	As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended February 28, 2018 are as follows:

Issuer	Beginning shares	Shares purchased	Shares sold	Ending shares	Realized gain (loss) — affiliated issuers ($)	Net change in unrealized appreciation (depreciation) — affiliated issuers ($)	Dividends — affiliated issuers ($)	Value — affiliated issuers at end of period ($)
Columbia Short-Term Cash Fund, 1.544%
	183,395,540	434,457,373	(510,540,647)	107,312,266	2,238	(10,793)	742,143	107,301,535

(u)	At February 28, 2018, cash or short-term securities were designated to cover open put and/or call options written.
The accompanying Notes to Consolidated Financial Statements are an integral part of this statement.
Multi-Manager Alternative Strategies Fund | Semiannual Report 2018	43

Consolidated Portfolio of Investments  (continued)
February 28, 2018 (Unaudited)
Abbreviation Legend
ADR	American Depositary Receipt
CMO	Collateralized Mortgage Obligation
FGIC	Financial Guaranty Insurance Corporation
Currency Legend
AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canada Dollar
CHF	Swiss Franc
CLP	Chilean Peso
COP	Colombian Peso
DKK	Danish Krone
EUR	Euro
GBP	British Pound
HKD	Hong Kong Dollar
HUF	Hungarian Forint
IDR	Indonesian Rupiah
ILS	New Israeli Sheqel
INR	Indian Rupee
JPY	Japanese Yen
KRW	South Korean Won
MXN	Mexican Peso
MYR	Malaysian Ringgit
NOK	Norwegian Krone
NZD	New Zealand Dollar
PHP	Philippine Peso
PLN	Polish Zloty
SEK	Swedish Krona
SGD	Singapore Dollar
TRY	Turkish Lira
TWD	New Taiwan Dollar
USD	US Dollar
ZAR	South African Rand
Fair value measurements
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
¦	Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date. Valuation adjustments are not applied to Level 1 investments.
¦	Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
¦	Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
The accompanying Notes to Consolidated Financial Statements are an integral part of this statement.
44	Multi-Manager Alternative Strategies Fund | Semiannual Report 2018

Consolidated Portfolio of Investments  (continued)
February 28, 2018 (Unaudited)
Fair value measurements  (continued)
Foreign equity securities actively traded in markets where there is a significant delay in the local close relative to the New York Stock Exchange are classified as Level 2. The values of these securities may include an adjustment to reflect the impact of significant market movements following the close of local trading, as described in Note 2 to the consolidated financial statements – Security valuation.
Certain investments that have been measured at fair value using the net asset value (NAV) per share (or its equivalent) are not categorized in the fair value hierarchy. The fair value amounts presented in the table are intended to reconcile the fair value hierarchy to the amounts presented in the Consolidated Portfolio of Investments. The Columbia Short-Term Cash Fund seeks to provide shareholders with maximum current income consistent with liquidity and stability of principal. Columbia Short-Term Cash Fund prices its shares with a floating NAV and no longer seeks to maintain a stable NAV.
Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.
Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.
The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.
For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions. The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value. This data is also used to corroborate, when available, information received from approved pricing vendors and brokers. Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.
The following table is a summary of the inputs used to value the Fund’s investments at February 28, 2018:
	Level 1 quoted prices in active markets for identical assets ($)	Level 2 other significant observable inputs ($)	Level 3 significant unobservable inputs ($)	Investments measured at net asset value ($)	Total ($)
Investments
Asset-Backed Securities — Non-Agency	—	30,520,573	—	—	30,520,573
Commercial Mortgage-Backed Securities - Agency	—	21,830,023	—	—	21,830,023
Commercial Mortgage-Backed Securities - Non-Agency	—	16,209,114	—	—	16,209,114
Common Stocks
Consumer Discretionary	15,391,797	3,834,700	4,714,382	—	23,940,879
Consumer Staples	—	1,308,149	67,916	—	1,376,065
Energy	88,964	—	—	—	88,964
Financials	10,705,163	—	—	—	10,705,163
Health Care	14,520,293	2,056,249	2,564,797	—	19,141,339
Industrials	10,638,680	226,595	—	—	10,865,275
Information Technology	24,297,602	—	—	—	24,297,602
Materials	12,858,935	389,089	—	—	13,248,024
Real Estate	3,137,420	4,311,243	—	—	7,448,663
Telecommunication Services	6,965,613	2,713,028	—	—	9,678,641
Utilities	1,723,354	—	—	—	1,723,354
Total Common Stocks	100,327,821	14,839,053	7,347,095	—	122,513,969
Convertible Bonds	—	6,313,519	—	—	6,313,519
Convertible Preferred Stocks
Energy	617,432	—	—	—	617,432
Health Care	546,975	—	—	—	546,975
Industrials	500,400	—	—	—	500,400
The accompanying Notes to Consolidated Financial Statements are an integral part of this statement.
Multi-Manager Alternative Strategies Fund | Semiannual Report 2018	45

Consolidated Portfolio of Investments  (continued)
February 28, 2018 (Unaudited)
Fair value measurements  (continued)
	Level 1 quoted prices in active markets for identical assets ($)	Level 2 other significant observable inputs ($)	Level 3 significant unobservable inputs ($)	Investments measured at net asset value ($)	Total ($)
Real Estate	290,995	—	—	—	290,995
Utilities	1,311,592	—	—	—	1,311,592
Total Convertible Preferred Stocks	3,267,394	—	—	—	3,267,394
Corporate Bonds & Notes	—	106,502,886	—	—	106,502,886
Exchange-Traded Funds	2,086,958	—	—	—	2,086,958
Foreign Government Obligations	—	36,465,924	—	—	36,465,924
Municipal Bonds	—	3,466,620	—	—	3,466,620
Mutual Funds	3,251,484	—	—	—	3,251,484
Preferred Debt	784,421	—	—	—	784,421
Preferred Stocks
Financials	1,426,027	421,219	—	—	1,847,246
Residential Mortgage-Backed Securities - Agency	—	1,556,399	—	—	1,556,399
Residential Mortgage-Backed Securities - Non-Agency	—	39,907,766	—	—	39,907,766
Senior Loans	—	11,306,963	—	—	11,306,963
Treasury Bills	43,842,393	6,889,482	—	—	50,731,875
U.S. Treasury Obligations	519,810	—	—	—	519,810
Warrants
Information Technology	—	—	33,781	—	33,781
Options Purchased Calls	322,885	—	—	—	322,885
Options Purchased Puts	283,264	—	—	—	283,264
Money Market Funds	—	—	—	107,301,535	107,301,535
Total Investments	156,112,457	296,229,541	7,380,876	107,301,535	567,024,409
Investments Sold Short
Common Stocks
Consumer Discretionary	(7,457,056)	—	—	—	(7,457,056)
Consumer Staples	(868,773)	—	—	—	(868,773)
Financials	(2,013,891)	—	—	—	(2,013,891)
Health Care	(605,249)	(401,991)	—	—	(1,007,240)
Industrials	(3,106,109)	(754,832)	—	—	(3,860,941)
Information Technology	(7,415,732)	—	—	—	(7,415,732)
Materials	(2,670,009)	—	—	—	(2,670,009)
Real Estate	(466,037)	—	—	—	(466,037)
Telecommunication Services	(6,965,600)	—	—	—	(6,965,600)
Utilities	(1,739,724)	—	—	—	(1,739,724)
Total Common Stocks	(33,308,180)	(1,156,823)	—	—	(34,465,003)
Corporate Bonds & Notes	—	(2,819,846)	—	—	(2,819,846)
Exchange-Traded Funds	(10,648,766)	—	—	—	(10,648,766)
Total Investments Sold Short	(43,956,946)	(3,976,669)	—	—	(47,933,615)
Total Investments, Net of Investments Sold Short	112,155,511	292,252,872	7,380,876	107,301,535	519,090,794
Derivatives
Asset
Forward Foreign Currency Exchange Contracts	—	6,789,278	—	—	6,789,278
Futures Contracts	3,826,046	—	—	—	3,826,046
Swap Contracts	—	184,120	—	—	184,120
Liability
Forward Foreign Currency Exchange Contracts	—	(8,397,834)	—	—	(8,397,834)
Futures Contracts	(1,188,743)	—	—	—	(1,188,743)
Options Contracts Written	(290,273)	—	—	—	(290,273)
Swap Contracts	—	(329,548)	—	—	(329,548)
Total	114,502,541	290,498,888	7,380,876	107,301,535	519,683,840
The accompanying Notes to Consolidated Financial Statements are an integral part of this statement.
46	Multi-Manager Alternative Strategies Fund | Semiannual Report 2018

Consolidated Portfolio of Investments  (continued)
February 28, 2018 (Unaudited)
Fair value measurements  (continued)
See the Consolidated Portfolio of Investments for all investment classifications not indicated in the table.
The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets. These assets include certain foreign securities for which a third party statistical pricing service may be employed for purposes of fair market valuation. The model utilized by such third party statistical pricing service takes into account a security’s correlation to available market data including, but not limited to, intraday index, ADR, and exchange-traded fund movements.
Forward foreign currency exchange contracts, futures contracts and swap contracts are valued at unrealized appreciation (depreciation).
There were no transfers of financial assets between Levels 1 and 2 during the period.
There were no transfers of financial assets between Levels 2 and 3 during the period.
Financial assets were transferred from Level 1 to Level 3 due to the utilization of unobservable market inputs. As a result, as of period end, management determined to value the security(s) under consistently applied procedures established by and under the general supervision of the Board of Trustees.
Transfers between levels are determined based on the fair value at the beginning of the period for security positions held throughout the period.
The following table(s) show(s) transfers between levels of the fair value hierarchy:
Transfers In		Transfers Out
Level 1 ($)	Level 3 ($)	Level 1 ($)	Level 3 ($)
—	1,083,629	1,083,629	—
The following table is a reconciliation of Level 3 assets for which significant observable and unobservable inputs were used to determine fair value:
Investments in securities	Balance as of 08/31/2017 ($)	Increase (decrease) in accrued discounts/ premiums ($)	Realized gain (loss) ($)	Change in unrealized appreciation (depreciation)(a) ($)	Purchases ($)	Sales ($)	Transfers into Level 3 ($)	Transfers out of Level 3 ($)	Balance as of 02/28/2018 ($)
Common Stocks	7,713,377	—	386,372	(404,559)	1,255,907	(2,687,631)	1,083,629	—	7,347,095
Warrants	—	—	2,128	33,781	—	(2,128)	—	—	33,781
Total	7,713,377	—	388,500	(370,778)	1,255,907	(2,689,759)	1,083,629	—	7,380,876
(a) Change in unrealized appreciation (depreciation) relating to securities held at February 28, 2018 was $(128,429), which is comprised of Common Stocks of $(162,210) and Warrants of $33,781.
The Fund’s assets assigned to the Level 3 category are valued utilizing the valuation technique deemed the most appropriate in the circumstances. Certain common stocks, warrants, and asset backed securities classified as Level 3 are valued using the market approach. To determine fair value for these securities, management considered various factors which may have included, but were not limited to, estimated cash flows of the securities, observed yields on securities deemed comparable, the subscription price of the security, closing prices of similar securities from the issuer and single market quotations from broker dealers. Significant increases (decreases) to any of these inputs would result in a significantly lower (higher) fair value measurement.
The accompanying Notes to Consolidated Financial Statements are an integral part of this statement.
Multi-Manager Alternative Strategies Fund | Semiannual Report 2018	47

Consolidated Statement of Assets and Liabilities
February 28, 2018 (Unaudited)
Assets
Investments in securities, at value
Unaffiliated issuers (cost $459,547,348)	$459,116,725
Affiliated issuers (cost $107,310,294)	107,301,535
Options purchased (cost $682,158)	606,149
Cash	799,173
Foreign currency (cost $125,806)	124,716
Cash collateral held at broker for:
Forward foreign currency exchange contracts	1,180,000
Swap contracts	1,220,000
Other (a)	58,682,880
Margin deposits on:
Futures contracts	6,629,880
Unrealized appreciation on forward foreign currency exchange contracts	6,789,278
Unrealized appreciation on swap contracts	184,120
Receivable for:
Investments sold	9,700,955
Capital shares sold	532,582
Dividends	224,788
Interest	2,598,352
Foreign tax reclaims	38,088
Variation margin for futures contracts	193,288
Prepaid expenses	1,572
Trustees’ deferred compensation plan	38,825
Other assets	13,224
Total assets	655,976,130
Liabilities
Securities sold short, at value (proceeds $48,095,709)	47,933,615
Option contracts written, at value (premiums received $363,197)	290,273
Unrealized depreciation on forward foreign currency exchange contracts	8,397,834
Unrealized depreciation on swap contracts	329,548
Payable for:
Investments purchased	11,758,900
Investments purchased on a delayed delivery basis	1,794,063
Capital shares purchased	808,188
Dividends and interest on securities sold short	59,360
Variation margin for futures contracts	1,761,292
Management services fees	17,506
Distribution and/or service fees	11
Transfer agent fees	50,443
Compensation of board members	1,233
Compensation of chief compliance officer	41
Other expenses	60,266
Trustees’ deferred compensation plan	38,825
Total liabilities	73,301,398
Net assets applicable to outstanding capital stock	$582,674,732
The accompanying Notes to Consolidated Financial Statements are an integral part of this statement.
48	Multi-Manager Alternative Strategies Fund | Semiannual Report 2018

Consolidated Statement of Assets and Liabilities  (continued)
February 28, 2018 (Unaudited)
Represented by
Paid in capital	$661,059,769
Excess of distributions over net investment income	(47,868,986)
Accumulated net realized loss	(31,134,641)
Unrealized appreciation (depreciation) on:
Investments - unaffiliated issuers	(430,623)
Investments - affiliated issuers	(8,759)
Foreign currency translations	15,644
Forward foreign currency exchange contracts	(1,608,556)
Futures contracts	2,637,303
Options purchased	(76,009)
Options contracts written	72,924
Securities sold short	162,094
Swap contracts	(145,428)
Total - representing net assets applicable to outstanding capital stock	$582,674,732
Class A
Net assets	$1,635,206
Shares outstanding	179,866
Net asset value per share	$9.09
Institutional Class(b)
Net assets	$581,039,526
Shares outstanding	63,778,412
Net asset value per share	$9.11

(a)	Includes collateral related to option contracts written, forward foreign currency exchange contracts, swap contracts and securities sold short.
(b)	Prior to November 1, 2017, Institutional Class shares were known as Class Z shares.
The accompanying Notes to Consolidated Financial Statements are an integral part of this statement.
Multi-Manager Alternative Strategies Fund | Semiannual Report 2018	49

Consolidated Statement of Operations
Six Months Ended February 28, 2018 (Unaudited)
Net investment income
Income:
Dividends — unaffiliated issuers	$840,679
Dividends — affiliated issuers	742,143
Interest	4,672,119
Foreign taxes withheld	(44,137)
Total income	6,210,804
Expenses:
Management services fees	3,153,038
Distribution and/or service fees
Class A	2,215
Transfer agent fees
Class A	998
Institutional Class(a)	323,562
Compensation of board members	13,457
Custodian fees	45,383
Printing and postage fees	36,069
Registration fees	31,350
Audit fees	15,969
Legal fees	6,797
Dividends and interest on securities sold short	190,730
Compensation of chief compliance officer	116
Other	18,662
Total expenses	3,838,346
Net investment income	2,372,458
Realized and unrealized gain (loss) — net
Net realized gain (loss) on:
Investments — unaffiliated issuers	8,495,714
Investments — affiliated issuers	2,238
Foreign currency translations	100,665
Forward foreign currency exchange contracts	185,750
Futures contracts	5,687,362
Options purchased	43,079
Options contracts written	393,812
Securities sold short	(5,639,503)
Swap contracts	(823,714)
Net realized gain	8,445,403
Net change in unrealized appreciation (depreciation) on:
Investments — unaffiliated issuers	(6,470,100)
Investments — affiliated issuers	(10,793)
Foreign currency translations	(93,226)
Forward foreign currency exchange contracts	(2,353,834)
Futures contracts	348,086
Options purchased	(20,623)
Options contracts written	29,098
Securities sold short	2,778,869
Swap contracts	(75,667)
Net change in unrealized appreciation (depreciation)	(5,868,190)
Net realized and unrealized gain	2,577,213
Net increase in net assets resulting from operations	$4,949,671

(a)	Prior to November 1, 2017, Institutional Class shares were known as Class Z shares.
The accompanying Notes to Consolidated Financial Statements are an integral part of this statement.
50	Multi-Manager Alternative Strategies Fund | Semiannual Report 2018

Consolidated Statement of Changes in Net Assets
	Six Months Ended February 28, 2018 (Unaudited)	Year Ended August 31, 2017
Operations
Net investment income (loss)	$2,372,458	$(1,898,513)
Net realized gain (loss)	8,445,403	(26,346,435)
Net change in unrealized appreciation (depreciation)	(5,868,190)	54,274
Net increase (decrease) in net assets resulting from operations	4,949,671	(28,190,674)
Decrease in net assets from capital stock activity	(2,467,517)	(139,092,973)
Total increase (decrease) in net assets	2,482,154	(167,283,647)
Net assets at beginning of period	580,192,578	747,476,225
Net assets at end of period	$582,674,732	$580,192,578
Excess of distributions over net investment income	$(47,868,986)	$(50,241,444)
The accompanying Notes to Consolidated Financial Statements are an integral part of this statement.
Multi-Manager Alternative Strategies Fund | Semiannual Report 2018	51

Consolidated Statement of Changes in Net Assets   (continued)
	Six Months Ended		Year Ended
	February 28, 2018 (Unaudited)		August 31, 2017 (a)
	Shares	Dollars ($)	Shares	Dollars ($)
Capital stock activity
Class A
Subscriptions	—	—	15,207,720	140,714,297
Redemptions	(36,539)	(331,910)	(94,092,240)	(864,114,185)
Net decrease	(36,539)	(331,910)	(78,884,520)	(723,399,888)
Institutional Class(b)
Subscriptions	5,858,371	53,405,296	71,597,470	652,815,075
Redemptions	(6,092,256)	(55,540,903)	(7,585,173)	(68,508,160)
Net increase (decrease)	(233,885)	(2,135,607)	64,012,297	584,306,915
Total net decrease	(270,424)	(2,467,517)	(14,872,223)	(139,092,973)

(a)	Institutional Class shares are based on operations from January 3, 2017 (commencement of operations) through the stated period end.
(b)	Prior to November 1, 2017, Institutional Class shares were known as Class Z shares.
The accompanying Notes to Consolidated Financial Statements are an integral part of this statement.
52	Multi-Manager Alternative Strategies Fund | Semiannual Report 2018

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Multi-Manager Alternative Strategies Fund | Semiannual Report 2018	53

Consolidated Financial Highlights
The following table is intended to help you understand the Fund’s financial performance. Certain information reflects financial results for a single share of a class held for the periods shown. Per share net investment income (loss) amounts are calculated based on average shares outstanding during the period. Total return assumes reinvestment of all dividends and distributions, if any. Total return does not reflect payment of sales charges, if any. Total return and portfolio turnover are not annualized for periods of less than one year. The portfolio turnover rate is calculated without regard to purchase and sales transactions of short-term instruments and certain derivatives, if any. If such transactions were included, the Fund’s portfolio turnover rate may be higher.
Year ended (except as noted)	Net asset value, beginning of period	Net investment income (loss)	Net realized and unrealized gain (loss)	Total from investment operations	Distributions from net investment income	Distributions from net realized gains
Class A
2/28/2018 (c)	$9.03	0.03	0.03	0.06	—	—
8/31/2017	$9.45	(0.07)	(0.35)	(0.42)	—	—
8/31/2016	$10.07	(0.05)	0.10	0.05	(0.67)	—
8/31/2015	$10.88	0.03 (f)	(0.26)	(0.23)	(0.10)	(0.48)
8/31/2014	$10.49	(0.03)	0.67	0.64	(0.13)	(0.12)
8/31/2013	$10.03	0.02	0.53	0.55	(0.08)	(0.01)
Institutional Class(g)
2/28/2018 (c)	$9.03	0.04	0.04	0.08	—	—
8/31/2017 (h)	$9.10	0.02	(0.09)	(0.07)	—	—

Notes to Consolidated Financial Highlights
(a)	In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund’s reported expense ratios.
(b)	Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.
(c)	For the six months ended February 28, 2018 (unaudited).
(d)	Annualized.
(e)	Ratios include dividends and interest on securities sold short. If dividends and interest on securities sold short had been excluded, annualized expenses would have been lower by:

Class	02/28/2018	08/31/2017	08/31/2016	08/31/2015	08/31/2014	08/31/2013
Class A	0.07%	0.28%	0.32%	0.35%	0.31%	0.17%
Institutional Class	0.07%	0.15%	—%	—%	—%	—%

(f)	Net investment income per share includes special dividends. The effect of these dividends amounted to $0.08 per share.
(g)	Prior to November 1, 2017, Institutional Class shares were known as Class Z shares.
(h)	Institutional Class shares commenced operations on January 3, 2017. Per share data and total return reflect activity from that date.
The accompanying Notes to Consolidated Financial Statements are an integral part of this statement.
54	Multi-Manager Alternative Strategies Fund | Semiannual Report 2018

Total distributions to shareholders	Net asset value, end of period	Total return	Total gross expense ratio to average net assets(a)	Total net expense ratio to average net assets(a),(b)	Net investment income (loss) ratio to average net assets	Portfolio turnover	Net assets, end of period (000’s)

—	$9.09	0.66%	1.58% (d),(e)	1.58% (d),(e)	0.56% (d)	121%	$1,635
—	$9.03	(4.44%)	1.75% (e)	1.75% (e)	(0.77%)	444%	$1,953
(0.67)	$9.45	0.79%	1.80% (e)	1.80% (e)	(0.49%)	289%	$747,476
(0.58)	$10.07	(2.30%)	1.83% (e)	1.83% (e)	0.27%	304%	$784,940
(0.25)	$10.88	6.15%	1.79% (e)	1.79% (e)	(0.27%)	246%	$777,811
(0.09)	$10.49	5.53%	1.70% (e)	1.67% (e)	0.17%	239%	$666,228

—	$9.11	0.89%	1.33% (d),(e)	1.33% (d),(e)	0.82% (d)	121%	$581,040
—	$9.03	(0.77%)	1.45% (d),(e)	1.45% (d),(e)	0.34% (d)	444%	$578,239
Multi-Manager Alternative Strategies Fund | Semiannual Report 2018	55

Notes to Consolidated Financial Statements
February 28, 2018 (Unaudited)
Note 1. Organization
Multi-Manager Alternative Strategies Fund (the Fund), a series of Columbia Funds Series Trust I (the Trust), is a non-diversified fund. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.
Basis for consolidation
ASGM Offshore Fund, Ltd. and ASMF Offshore Fund, Ltd. (each, a Subsidiary) are each a Cayman Islands exempted company and wholly-owned subsidiary of the Fund. Each Subsidiary acts as an investment vehicle in order to effect certain investment strategies consistent with the Fund’s investment objective and policies as stated in its current prospectus and statement of additional information. In accordance with the Memorandum and Articles of Association of the Subsidiary (the Articles), the Fund owns the sole issued share of each Subsidiary and retains all rights associated with such share, including the right to receive notice of, attend and vote at general meetings of the Subsidiaries, rights in a winding-up or repayment of capital and the right to participate in the profits or assets of the Subsidiaries. The consolidated financial statements (financial statements) include the accounts of the consolidated Fund and each respective Subsidiary. Subsequent references to the Fund within the Notes to Consolidated Financial Statements collectively refer to the Fund and each Subsidiary. All intercompany transactions and balances have been eliminated in the consolidation process.
At February 28, 2018, each Subsidiary’s financial statement information is as follows:
	ASGM Offshore Fund, Ltd.	ASMF Offshore Fund, Ltd.
% of consolidated fund net assets	0.01%	5.77%
Net assets	$48,820	$33,594,199
Net investment income (loss)	(1,877)	12,308
Net realized gain (loss)	—	1,509,434
Net change in unrealized appreciation (depreciation)	(5)	(1,128,600)
The financial statements present the portfolio holdings, financial position and results of operations of the Fund and the Subsidiaries on a consolidated basis.
Fund shares
The Trust may issue an unlimited number of shares (without par value). The Fund is offered only through certain wrap fee programs sponsored and/or managed by Ameriprise Financial, Inc. (Ameriprise Financial) or its affiliates. The Fund offers each of the share classes identified below.
Class A shares are not subject to any front-end sales charge or contingent deferred sales charge.
Institutional Class shares are not subject to any front-end sales charge or contingent deferred sales charge. Prior to November 1, 2017, Institutional Class shares were known as Class Z shares.
Note 2. Summary of significant accounting policies
Basis of preparation
The Fund is an investment company that applies the accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services - Investment Companies (ASC 946). The financial statements are prepared in accordance with U.S. generally accepted accounting principles (GAAP), which requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.
The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.
56	Multi-Manager Alternative Strategies Fund | Semiannual Report 2018

Notes to Consolidated Financial Statements  (continued)
February 28, 2018 (Unaudited)
Security valuation
All equity securities and exchange-traded funds are valued at the close of business of the New York Stock Exchange. Equity securities and exchange-traded funds are valued at the last quoted sales price on the principal exchange or market on which they trade, except for securities traded on the NASDAQ Stock Market, which are valued at the NASDAQ official close price. Unlisted securities or listed securities for which there were no sales during the day are valued at the mean of the latest quoted bid and ask prices on such exchanges or markets.
Debt securities generally are valued by pricing services approved by the Board of Trustees based upon market transactions for normal, institutional-size trading units of similar securities. The services may use various pricing techniques that take into account, as applicable, factors such as yield, quality, coupon rate, maturity, type of issue, trading characteristics and other data, as well as approved independent broker-dealer quotes. Debt securities for which quotations are not readily available or not believed to be reflective of market value may also be valued based upon a bid quote from an approved independent broker-dealer. Debt securities maturing in 60 days or less are valued primarily at amortized cost value, unless this method results in a valuation that management believes does not approximate market value.
Asset- and mortgage-backed securities are generally valued by pricing services, which utilize pricing models that incorporate the securities’ cash flow and loan performance data. These models also take into account available market data, including trades, market quotations, and benchmark yield curves for identical or similar securities. Factors used to identify similar securities may include, but are not limited to, issuer, collateral type, vintage, prepayment speeds, collateral performance, credit ratings, credit enhancement and expected life. Asset-backed securities for which quotations are readily available may also be valued based upon an over-the-counter or exchange bid quote from an approved independent broker-dealer.
Senior loan securities for which reliable market quotations are readily available are generally valued by pricing services at the average of the bids received.
Foreign equity securities are valued based on the closing price on the foreign exchange in which such securities are primarily traded. If any foreign equity security closing prices are not readily available, the securities are valued at the mean of the latest quoted bid and ask prices on such exchanges or markets. Foreign currency exchange rates are generally determined at 4:00 p.m. Eastern (U.S.) time. Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange; therefore, the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the New York Stock Exchange. In those situations, foreign securities will be fair valued pursuant to a policy adopted by the Board of Trustees, including, if available, utilizing a third party pricing service to determine these fair values. The third party pricing service takes into account multiple factors, including, but not limited to, movements in the U.S. securities markets, certain depositary receipts, futures contracts and foreign exchange rates that have occurred subsequent to the close of the foreign exchange or market, to determine a good faith estimate that reasonably reflects the current market conditions as of the close of the New York Stock Exchange. The fair value of a security is likely to be different from the quoted or published price, if available.
Investments in open-end investment companies, including money market funds, are valued at their latest net asset value.
Forward foreign currency exchange contracts are marked-to-market based upon foreign currency exchange rates provided by a pricing service.
Futures and options on futures contracts are valued based upon the settlement price at the close of regular trading on their principal exchanges or, in the absence of transactions, at the mean of the latest quoted bid and ask prices.
Option contracts are valued at the mean of the latest quoted bid and ask prices on their primary exchanges. Option contracts, including over-the-counter option contracts, with no readily available market quotations are valued using quotes obtained from independent brokers as of the close of the New York Stock Exchange.
Swap transactions are valued through an independent pricing service or broker, or if neither is available, through an internal model based upon observable inputs.
Multi-Manager Alternative Strategies Fund | Semiannual Report 2018	57

Notes to Consolidated Financial Statements  (continued)
February 28, 2018 (Unaudited)
Investments for which market quotations are not readily available, or that have quotations which management believes are not reflective of market value or reliable, are valued at fair value as determined in good faith under procedures approved by and under the general supervision of the Board of Trustees. If a security or class of securities (such as foreign securities) is valued at fair value, such value is likely to be different from the quoted or published price for the security.
The determination of fair value often requires significant judgment. To determine fair value, management may use assumptions including but not limited to future cash flows and estimated risk premiums. Multiple inputs from various sources may be used to determine fair value.
GAAP requires disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category. This information is disclosed following the Fund’s Consolidated Portfolio of Investments.
Foreign currency transactions and translations
The values of all assets and liabilities denominated in foreign currencies are generally translated into U.S. dollars at exchange rates determined at the close of regular trading on the New York Stock Exchange. Net realized and unrealized gains (losses) on foreign currency transactions and translations include gains (losses) arising from the fluctuation in exchange rates between trade and settlement dates on securities transactions, gains (losses) arising from the disposition of foreign currency and currency gains (losses) between the accrual and payment dates on dividends, interest income and foreign withholding taxes.
For financial statement purposes, the Fund does not distinguish that portion of gains (losses) on investments which is due to changes in foreign exchange rates from that which is due to changes in market prices of the investments. Such fluctuations are included with the net realized and unrealized gains (losses) on investments in the Consolidated Statement of Operations.
Derivative instruments
The Fund invests in certain derivative instruments, as detailed below, to meet its investment objectives. Derivatives are instruments whose values depend on, or are derived from, in whole or in part, the value of one or more securities, currencies, commodities, indices, or other assets or instruments. Derivatives may be used to increase investment flexibility (including to maintain cash reserves while maintaining desired exposure to certain assets), for risk management (hedging) purposes, to facilitate trading, to reduce transaction costs and to pursue higher investment returns. The Fund may also use derivative instruments to mitigate certain investment risks, such as foreign currency exchange rate risk, interest rate risk and credit risk. Derivatives may involve various risks, including the potential inability of the counterparty to fulfill its obligations under the terms of the contract, the potential for an illiquid secondary market (making it difficult for the Fund to sell or terminate, including at favorable prices) and the potential for market movements which may expose the Fund to gains or losses in excess of the amount shown in the Consolidated Statement of Assets and Liabilities. The notional amounts of derivative instruments, if applicable, are not recorded in the financial statements.
A derivative instrument may suffer a marked-to-market loss if the value of the contract decreases due to an unfavorable change in the market rates or values of the underlying instrument. Losses can also occur if the counterparty does not perform its obligations under the contract. The Fund’s risk of loss from counterparty credit risk on over-the-counter derivatives is generally limited to the aggregate unrealized gain netted against any collateral held by the Fund and the amount of any variation margin held by the counterparty, plus any replacement costs or related amounts. With exchange-traded or centrally cleared derivatives, there is reduced counterparty credit risk to the Fund since the clearinghouse or central counterparty (CCP) provides some protection in the case of clearing member default. The clearinghouse or CCP stands between the buyer and the seller of the contract; therefore, additional counterparty credit risk is failure of the clearinghouse or CCP. However, credit risk still exists in exchange-traded or centrally cleared derivatives with respect to initial and variation margin that is held in a broker’s customer account. While brokers are required to segregate customer margin from their own assets, in the event that a broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the broker for all its clients, U.S. bankruptcy laws will typically allocate that shortfall on a pro-rata basis across all the broker’s customers (including the Fund), potentially resulting in losses to the Fund.
58	Multi-Manager Alternative Strategies Fund | Semiannual Report 2018

Notes to Consolidated Financial Statements  (continued)
February 28, 2018 (Unaudited)
In order to better define its contractual rights and to secure rights that will help the Fund mitigate its counterparty risk, the Fund may enter into an International Swaps and Derivatives Association, Inc. Master Agreement (ISDA Master Agreement) or similar agreement with its derivatives contract counterparties. An ISDA Master Agreement is an agreement between the Fund and a counterparty that governs over-the-counter derivatives and typically contains, among other things, collateral posting terms and netting provisions in the event of a default and/or termination event. Under an ISDA Master Agreement, the Fund may, under certain circumstances, offset with the counterparty certain derivative instrument’s payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of default (close-out netting), including the bankruptcy or insolvency of the counterparty. Note, however, that bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset or netting in bankruptcy, insolvency or other events.
Collateral (margin) requirements differ by type of derivative. Margin requirements are established by the clearinghouse or CCP for exchange-traded and centrally cleared derivatives. Brokers can ask for margin in excess of the minimum in certain circumstances. Collateral terms are contract specific for over-the-counter derivatives. For over-the-counter derivatives traded under an ISDA Master Agreement, the collateral requirements are typically calculated by netting the marked-to-market amount for each transaction under such agreement and comparing that amount to the value of any variation margin currently pledged by the Fund and/or the counterparty. Generally, the amount of collateral due from or to a party has to exceed a minimum transfer amount threshold (e.g., $250,000) before a transfer has to be made. To the extent amounts due to the Fund from its counterparties are not fully collateralized, contractually or otherwise, the Fund bears the risk of loss from counterparty nonperformance. The Fund attempts to mitigate counterparty risk by only entering into agreements with counterparties that it believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties.
Certain ISDA Master Agreements allow counterparties of over-the-counter derivatives transactions to terminate derivatives contracts prior to maturity in the event the Fund’s net asset value declines by a stated percentage over a specified time period or if the Fund fails to meet certain terms of the ISDA Master Agreement, which would cause the Fund to accelerate payment of any net liability owed to the counterparty. The Fund also has termination rights if the counterparty fails to meet certain terms of the ISDA Master Agreement. In addition to considering counterparty credit risk, the Fund would consider terminating the derivatives contracts based on whether termination would result in a net liability owed from the counterparty.
For financial reporting purposes, the Fund does not offset derivative assets and derivative liabilities that are subject to netting arrangements in the Consolidated Statement of Assets and Liabilities.
Forward foreign currency exchange contracts
Forward foreign currency exchange contracts are over-the-counter agreements between two parties to buy and sell a currency at a set price on a future date. The Fund utilized forward foreign currency exchange contracts to hedge the currency exposure associated with some or all of the Fund’s securities, to shift foreign currency exposure back to U.S. dollars, to shift investment exposure from one currency to another and to generate total return through long and short positions versus the U.S. dollar. These instruments may be used for other purposes in future periods.
The values of forward foreign currency exchange contracts fluctuate daily with changes in foreign currency exchange rates. Changes in the value of these contracts are recorded as unrealized appreciation or depreciation until the contract is exercised or has expired. The Fund will realize a gain or loss when the forward foreign currency exchange contract is closed or expires.
The use of forward foreign currency exchange contracts does not eliminate fluctuations in the prices of the Fund’s portfolio securities. The risks of forward foreign currency exchange contracts include movement in the values of the foreign currencies relative to the U.S. dollar (or other foreign currencies) and the possibility that counterparties will not complete their contractual obligations, which may be in excess of the amount reflected, if any, in the Consolidated Statement of Assets and Liabilities.
Multi-Manager Alternative Strategies Fund | Semiannual Report 2018	59

Notes to Consolidated Financial Statements  (continued)
February 28, 2018 (Unaudited)
Futures contracts
Futures contracts are exchange-traded and represent commitments for the future purchase or sale of an asset at a specified price on a specified date. The Fund bought and sold futures contracts to produce incremental earnings, to manage the duration and yield curve exposure of the Fund versus the benchmark, to manage exposure to movements in interest rates, to manage exposure to the securities market and to maintain commodity and currency exposure. These instruments may be used for other purposes in future periods. Upon entering into futures contracts, the Fund bears risks that it may not achieve the anticipated benefits of the futures contracts and may realize a loss. Additional risks include counterparty credit risk, the possibility of an illiquid market, and that a change in the value of the contract or option may not correlate with changes in the value of the underlying asset.
Upon entering into a futures contract, the Fund deposits cash or securities with the broker, known as a futures commission merchant (FCM), in an amount sufficient to meet the initial margin requirement. The initial margin deposit must be maintained at an established level over the life of the contract. Cash deposited as initial margin is recorded in the Consolidated Statement of Assets and Liabilities as margin deposits. Securities deposited as initial margin are designated in the Consolidated Portfolio of Investments. Subsequent payments (variation margin) are made or received by the Fund each day. The variation margin payments are equal to the daily change in the contract value and are recorded as variation margin receivable or payable and are offset in unrealized gains or losses. The Fund recognizes a realized gain or loss when the contract is closed or expires. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin disclosed in the Consolidated Statement of Assets and Liabilities.
Options contracts
Options are contracts which entitle the holder to purchase or sell securities or other identified assets at a specified price, or in the case of index option contracts, to receive or pay the difference between the index value and the strike price of the index option contract. Option contracts can be either exchange-traded or over-the-counter. The Fund purchased and wrote option contracts to produce incremental earnings, to decrease the Fund’s exposure to equity market risk and to increase return on investments, to protect gains and to facilitate buying and selling of securities for investments. These instruments may be used for other purposes in future periods. Completion of transactions for option contracts traded in the over-the-counter market depends upon the performance of the other party. Cash collateral may be collected or posted by the Fund to secure certain over-the-counter option contract trades. Cash collateral held or posted by the Fund for such option contract trades must be returned to the broker or the Fund upon closure, exercise or expiration of the contract.
Options contracts purchased are recorded as investments. When the Fund writes an options contract, the premium received is recorded as an asset and an amount equivalent to the premium is recorded as a liability in the Consolidated Statement of Assets and Liabilities and is subsequently adjusted to reflect the current fair value of the option written. Changes in the fair value of the written option are recorded as unrealized appreciation or depreciation until the contract is exercised or has expired. The Fund will realize a gain or loss when the option contract is closed or expires. When option contracts are exercised, the proceeds on sales for a written call or purchased put option contract, or the purchase cost for a written put or purchased call option contract, is adjusted by the amount of premium received or paid.
For over-the-counter options purchased, the Fund bears the risk of loss of the amount of the premiums paid plus the positive change in market values net of any collateral held by the Fund should the counterparty fail to perform under the contracts. Option contracts written by the Fund do not typically give rise to significant counterparty credit risk, as options written generally obligate the Fund and not the counterparty to perform. The risk in writing a call option contract is that the Fund gives up the opportunity for profit if the market price of the security increases above the strike price and the option contract is exercised. The risk in writing a put option contract is that the Fund may incur a loss if the market price of the security decreases below the strike price and the option contract is exercised. Exercise of a written option could result in the Fund purchasing or selling a security or foreign currency when it otherwise would not, or at a price different from the current market value. In purchasing and writing options, the Fund bears the risk of an unfavorable change in the value of the underlying instrument or the risk that the Fund may not be able to enter into a closing transaction due to an illiquid market.
60	Multi-Manager Alternative Strategies Fund | Semiannual Report 2018

Notes to Consolidated Financial Statements  (continued)
February 28, 2018 (Unaudited)
Swap contracts
Swap contracts are negotiated in the over-the-counter market and may be entered into as a bilateral contract or centrally cleared (centrally cleared swap contract). In a centrally cleared swap contract, immediately following execution of the swap contract with a broker, the swap contract is novated to a central counterparty (the CCP) and the CCP becomes the Fund’s counterparty to the centrally cleared swap contract. The Fund is required to deposit initial margin with the futures commission merchant (FCM), which pledges it through to the CCP in the form of cash or securities in an amount that varies depending on the size and risk profile of the particular swap contract. Securities deposited as initial margin are designated in the Consolidated Portfolio of Investments and cash deposited is recorded in the Consolidated Statement of Assets and Liabilities as margin deposits. Unlike a bilateral swap contract, for centrally cleared swap contracts, the Fund has minimal credit exposure to the FCM because the CCP stands between the Fund and the relevant buyer/seller on the other side of the contract. Swap contracts are marked-to-market daily and changes in value are recorded as unrealized appreciation (depreciation). The daily change in valuation of centrally cleared swap contracts, if any, is recorded as a receivable or payable for variation margin in the Consolidated Statement of Assets and Liabilities.
Entering into these contracts involves, to varying degrees, elements of interest, liquidity and counterparty credit risk in excess of the amounts recognized in the Consolidated Statement of Assets and Liabilities. Such risks involve the possibility that there may be unfavorable changes in interest rates, market conditions or other conditions, it may be difficult to initiate a swap transaction or liquidate a position at an advantageous time or price which may result in significant losses, and that the FCM or CCP may not fulfill its obligation under the contract.
Total return swap contracts
The Fund entered into total return swap contracts to get synthetic exposure to bond, commodity and equity index futures and to manage long or short exposure to the total return on a specified reference security in return for periodic payments based on a fixed or variable interest rate. These instruments may be used for other purposes in future periods. Total return swap contracts may be used to obtain exposure to an underlying reference security, instrument, or other asset or index or market without owning, taking physical custody of, or short selling any such security, instrument or asset in a market.
Total return swap contracts are valued daily, and the change in value is recorded as unrealized appreciation (depreciation) until the termination of the swap, at which time the Fund will realize a gain (loss). Periodic payments received (or made) by the Fund over the term of the contract are recorded as realized gains (losses). Total return swap contracts are subject to the risk associated with the investment in the underlying reference security, instrument or asset. The risk in the case of short total return swap contracts is unlimited based on the potential for unlimited increases in the market value of the underlying reference security, instrument or asset. This risk may be offset if the Fund holds any of the underlying reference security, instrument or asset. The risk in the case of long total return swap contracts is limited to the current notional amount of the total return swap contract.
Effects of derivative transactions in the financial statements
The following tables are intended to provide additional information about the effect of derivatives on the financial statements of the Fund, including: the fair value of derivatives by risk category and the location of those fair values in the Consolidated Statement of Assets and Liabilities; and the impact of derivative transactions over the period in the Consolidated Statement of Operations, including realized and unrealized gains (losses). The derivative instrument schedules following the Consolidated Portfolio of Investments present additional information regarding derivative instruments outstanding at the end of the period, if any.
Multi-Manager Alternative Strategies Fund | Semiannual Report 2018	61

Notes to Consolidated Financial Statements  (continued)
February 28, 2018 (Unaudited)
The following table is a summary of the fair value of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) at February 28, 2018:
Asset derivatives
Risk exposure category	Consolidated statement of assets and liabilities location	Fair value ($)
Equity risk	Net assets — unrealized appreciation on futures contracts	505,493*
Equity risk	Investments, at value — Options Purchased	606,149
Equity risk	Net assets — unrealized appreciation on swap contracts	82,053*
Foreign exchange risk	Unrealized appreciation on forward foreign currency exchange contracts	6,789,278
Foreign exchange risk	Net assets — unrealized appreciation on futures contracts	1,101,234*
Interest rate risk	Net assets — unrealized appreciation on futures contracts	1,615,757*
Interest rate risk	Net assets — unrealized appreciation on swap contracts	599*
Commodity-related investment risk	Net assets — unrealized appreciation on futures contracts	603,562*
Commodity-related investment risk	Net assets — unrealized appreciation on swap contracts	101,468*
Total		11,405,593

Liability derivatives
Risk exposure category	Consolidated statement of assets and liabilities location	Fair value ($)
Equity risk	Net assets — unrealized depreciation on futures contracts	265,301*
Equity risk	Options contracts written, at value	290,273
Equity risk	Net assets — unrealized depreciation on swap contracts	205,567*
Foreign exchange risk	Unrealized depreciation on forward foreign currency exchange contracts	8,397,834
Foreign exchange risk	Net assets — unrealized depreciation on futures contracts	23,637*
Interest rate risk	Net assets — unrealized depreciation on futures contracts	284,643*
Interest rate risk	Net assets — unrealized depreciation on swap contracts	87,402*
Commodity-related investment risk	Net assets — unrealized depreciation on futures contracts	615,162*
Commodity-related investment risk	Net assets — unrealized depreciation on swap contracts	36,579*
Total		10,206,398

*	Includes cumulative appreciation (depreciation) as reported in the tables following the Consolidated Portfolio of Investments. Only the current day’s variation margin is reported in receivables or payables in the Consolidated Statement of Assets and Liabilities.
62	Multi-Manager Alternative Strategies Fund | Semiannual Report 2018

Notes to Consolidated Financial Statements  (continued)
February 28, 2018 (Unaudited)
The following table indicates the effect of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) in the Consolidated Statement of Operations for the six months ended February 28, 2018:
Amount of realized gain (loss) on derivatives recognized in income
Risk exposure category	Forward foreign currency exchange contracts ($)	Futures contracts ($)	Options contracts written ($)	Options contracts purchased ($)	Swap contracts ($)	Total ($)
Commodity-related investment risk	—	2,302,766	—	—	(793,430)	1,509,336
Equity risk	—	2,844,802	393,812	43,079	832,253	4,113,946
Foreign exchange risk	185,750	(2,374,417)	—	—	—	(2,188,667)
Interest rate risk	—	2,914,211	—	—	(862,537)	2,051,674
Total	185,750	5,687,362	393,812	43,079	(823,714)	5,486,289

Change in unrealized appreciation (depreciation) on derivatives recognized in income
Risk exposure category	Forward foreign currency exchange contracts ($)	Futures contracts ($)	Options contracts written ($)	Options contracts purchased ($)	Swap contracts ($)	Total ($)
Commodity-related investment risk	—	(1,166,415)	—	—	48,945	(1,117,470)
Equity risk	—	(273,020)	29,098	(20,623)	(89,958)	(354,503)
Foreign exchange risk	(2,353,834)	(88,849)	—	—	—	(2,442,683)
Interest rate risk	—	1,876,370	—	—	(34,654)	1,841,716
Total	(2,353,834)	348,086	29,098	(20,623)	(75,667)	(2,072,940)
The following table is a summary of the average outstanding volume by derivative instrument for the six months ended February 28, 2018:
Derivative instrument	Average notional amounts ($)*
Futures contracts — long	191,420,838
Futures contracts — short	670,227,084

Derivative instrument	Average value ($)*
Options contracts — purchased	521,862
Options contracts — written	(199,607)

Derivative instrument	Average unrealized appreciation ($)*	Average unrealized depreciation ($)*
Forward foreign currency exchange contracts	8,601,571	(9,271,668)
Total return swap contracts	152,858	(381,867)

*	Based on the ending quarterly outstanding amounts for the six months ended February 28, 2018.
Investments in senior loans
The Fund may invest in senior loan assignments. When the Fund purchases an assignment of a senior loan, the Fund typically has direct rights against the borrower; provided, however, that the Fund’s rights may be more limited than the lender from which it acquired the assignment and the Fund may be able to enforce its rights only through an administrative agent. Although certain senior loan assignments are secured by collateral, the Fund could experience delays or limitations in realizing such collateral or have its interest subordinated to other indebtedness of the obligor. In the event that the administrator or collateral agent of a loan becomes insolvent or enters into receivership or bankruptcy, the Fund may incur costs and delays in realizing payment or may suffer a loss of principal and/or interest. The risk of loss is greater for
Multi-Manager Alternative Strategies Fund | Semiannual Report 2018	63

Notes to Consolidated Financial Statements  (continued)
February 28, 2018 (Unaudited)
unsecured or subordinated loans. In addition, senior loan assignments are vulnerable to market, economic or other conditions or events that may reduce the demand for senior loan assignments and certain senior loan assignments which were liquid when purchased, may become illiquid.
The Fund may enter into senior loan assignments where all or a portion of the loan may be unfunded. The Fund is obligated to fund these commitments at the borrower’s discretion. These commitments, if any, are generally traded and priced in the same manner as other senior loan securities and are disclosed as unfunded senior loan commitments in the Fund’s Portfolio of Investments with a corresponding payable for investments purchased. The Fund designates cash or liquid securities to cover these commitments.
Asset- and mortgage-backed securities
The Fund may invest in asset-backed and mortgage-backed securities. The maturity dates shown represent the original maturity of the underlying obligation. Actual maturity may vary based upon prepayment activity on these obligations. All, or a portion, of the obligation may be prepaid at any time because the underlying asset may be prepaid. As a result, decreasing market interest rates could result in an increased level of prepayment. An increased prepayment rate will have the effect of shortening the maturity of the security. Unless otherwise noted, the coupon rates presented are fixed rates.
Delayed delivery securities
The Fund may trade securities on other than normal settlement terms, including securities purchased or sold on a “when-issued” or "forward commitment" basis. This may increase risk to the Fund since the other party to the transaction may fail to deliver, which could cause the Fund to subsequently invest at less advantageous prices. The Fund designates cash or liquid securities in an amount equal to the delayed delivery commitment.
Mortgage dollar roll transactions
The Fund may enter into mortgage “dollar rolls” in which the Fund sells securities for delivery in the current month and simultaneously contracts with the same counterparty to repurchase similar but not identical securities (same type, coupon and maturity) on a specified future date. During the roll period, the Fund loses the right to receive principal and interest paid on the securities sold. However, the Fund will benefit because it receives negotiated amounts in the form of reductions of the purchase price for the future purchase plus the interest earned on the cash proceeds of the securities sold until the settlement date of the forward purchase. The Fund records the incremental difference between the forward purchase and sale of each forward roll as a realized gain or loss. Unless any realized gains exceed the income, capital appreciation, and gain or loss due to mortgage prepayments that would have been realized on the securities sold as part of the mortgage dollar roll, the use of this technique will diminish the investment performance of the Fund compared to what the performance would have been without the use of mortgage dollar rolls. All cash proceeds will be invested in instruments that are permissible investments for the Fund. The Fund identifies cash or liquid securities in an amount equal to the forward purchase price.
For financial reporting and tax purposes, the Fund treats “to be announced” mortgage dollar rolls as two separate transactions, one involving the purchase of a security and a separate transaction involving a sale. These transactions may increase the Fund’s portfolio turnover rate. The Fund does not currently enter into mortgage dollar rolls that are accounted for as financing transactions.
Mortgage dollar rolls involve the risk that the market value of the securities the Fund is obligated to repurchase may decline below the repurchase price, or that the counterparty may default on its obligations.
Interest only and principal only securities
The Fund may invest in Interest Only (IO) or Principal Only (PO) securities. IOs are stripped securities entitled to receive all of the security’s interest, but none of its principal. IOs are particularly sensitive to changes in interest rates and therefore subject to greater fluctuations in price than typical interest bearing debt securities. IOs are also subject to credit risk because the Fund may not receive all or part of the interest payments if the issuer, obligor, guarantor or counterparty defaults on its obligation. Payments received for IOs are included in interest income on the Consolidated Statement of Operations. Because no principal will be received at the maturity of an IO, adjustments are made to the cost of the security on a monthly basis until maturity. These adjustments are included in interest income on the Consolidated Statement of Operations. POs are stripped securities entitled to receive the principal from the underlying obligation, but not the interest. POs are particularly
64	Multi-Manager Alternative Strategies Fund | Semiannual Report 2018

Notes to Consolidated Financial Statements  (continued)
February 28, 2018 (Unaudited)
sensitive to changes in interest rates and therefore are subject to fluctuations in price. POs are also subject to credit risk because the Fund may not receive all or part of its principal if the issuer, obligor, guarantor or counterparty defaults on its obligation. The Fund may also invest in IO or PO stripped mortgage-backed securities. Payments received for POs are treated as reductions to the cost and par value of the securities.
Short Sales
The Fund may sell a security it does not own in anticipation of a decline in the fair value of the security. When the Fund sells a security short, it must borrow the security sold short and deliver it to the broker-dealer through which it made the short sale. The Fund is required to maintain a margin account with the broker and to pledge assets to the broker as collateral for the borrowed security. Securities pledged as collateral are designated in the Consolidated Portfolio of Investments. In addition, the collateral is recorded as cash collateral held at broker in the Consolidated Statement of Assets and Liabilities. The Fund can purchase the same security at the current market price and deliver it to the broker to close out the short sale. The Fund is obligated to pay the broker a fee for borrowing the security. The fee is included in "Dividends and interest on securities sold short" in the Consolidated Statement of Operations and a short position is reported as a liability at fair value in the Consolidated Statement of Assets and Liabilities. The Fund must also pay the broker for any dividends accrued (recognized on ex-date) on the borrowed security. This amount is recorded as an expense in the Consolidated Statement of Operations. The Fund will record a gain if the security declines in value, and will realize a loss if the security appreciates. Such gain, limited to the price at which the Fund sold the security short, or such loss, potentially unlimited in size because the short position loses value as the market price of the security sold short increases, will be recognized upon the termination of a short sale.
Multi-Manager Alternative Strategies Fund | Semiannual Report 2018	65

Offsetting of assets and liabilities
The following table presents the Fund’s gross and net amount of assets and liabilities available for offset under netting arrangements as well as any related collateral received or pledged by the Fund as of February 28, 2018:
	ANZ Securities ($)	Barclays ($)	BMO ($)	Citi ($)(a)	Citi ($)(a)	Citi ($)(a)	Goldman Sachs ($)(a)	Goldman Sachs ($)(a)	Goldman Sachs ($)(a)	Goldman Sachs ($)(a)	HSBC ($)	JPMorgan ($)(a)	JPMorgan ($)(a)	RBC Capital Markets ($)	Scotia Mecleod ($)	Standard Chartered ($)	State Street ($)	TD Securities ($)	Total ($)
Assets
Forward foreign currency exchange contracts	79,436	-	-	4,875,922	430,103		155,599		-	184,881	104,094	165,304	3,172	401,281	132,669	102,998	115,144	38,675	6,789,278
Options purchased calls	-	-	-	-			322,885				-	-		-	-	-	-	-	322,885
Options purchased puts	-	-	-	-			283,264				-	-		-	-	-	-	-	283,264
OTC total return swap contracts (b)	-	-	-	-			-	62,603			-	-		-	-	-	-	-	62,603
OTC total return swap contracts on futures (b)	-	599	-	-		101,468	-				-	19,450		-	-	-	-	-	121,517
Total assets	79,436	599	-	4,875,922	430,103	101,468	761,748	62,603	-	184,881	104,094	184,754	3,172	401,281	132,669	102,998	115,144	38,675	7,579,547
Liabilities
Forward foreign currency exchange contracts	138,669	-	43,626	5,186,790	350,488		278,417		277,401	314,462	79,217	388,573	47,452	265,519	46,327	125,656	731,205	124,032	8,397,834
Options contracts written	-	-	-	-			290,273				-	-		-	-	-	-	-	290,273
OTC total return swap contracts (b)	-	-	-	-			-	1,004			-	-		-	-	-	-	-	1,004
OTC total return swap contracts on futures (b)	-	87,402	-	-		36,579	-				-	204,563		-	-	-	-	-	328,544
Securities loaned	-	-	-	-			47,933,615				-	-		-	-	-	-	-	47,933,615
Total liabilities	138,669	87,402	43,626	5,186,790	350,488	36,579	48,502,305	1,004	277,401	314,462	79,217	593,136	47,452	265,519	46,327	125,656	731,205	124,032	56,951,270
Total financial and derivative net assets	(59,233)	(86,803)	(43,626)	(310,868)	79,615	64,889	(47,740,557)	61,599	(277,401)	(129,581)	24,877	(408,382)	(44,280)	135,762	86,342	(22,658)	(616,061)	(85,357)	(49,371,723)
Total collateral received (pledged) (c)	-	(86,803)	-	(310,868)	-	-	(47,681,842)		-	-	-	(408,382)	-	-	-	-	-	-	(48,487,895)
Net amount (d)	(59,233)	-	(43,626)	-	79,615	64,889	(58,715)	61,599	(277,401)	(129,581)	24,877	-	(44,280)	135,762	86,342	(22,658)	(616,061)	(85,357)	(883,828)

(a)	Exposure can only be netted across transactions governed under the same master agreement with the same legal entity.
(b)	Over-the-Counter (OTC) Swap Contracts are presented at market value plus periodic payments receivable (payable), which is comprised of unrealized appreciation, unrealized depreciation, upfront payments and upfront receipts.
(c)	In some instances, the actual collateral received and/or pledged may be more than the amount shown due to overcollateralization.
(d)	Represents the net amount due from/(to) counterparties in the event of default.
Notes to Consolidated Financial Statements  (continued)
February 28, 2018 (Unaudited)
66	Multi-Manager Alternative Strategies Fund | Semiannual Report 2018

Notes to Consolidated Financial Statements  (continued)
February 28, 2018 (Unaudited)
Security transactions
Security transactions are accounted for on the trade date. Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.
Income recognition
Interest income is recorded on an accrual basis. Market premiums and discounts, including original issue discounts, are amortized and accreted, respectively, over the expected life of the security on all debt securities, unless otherwise noted. The Fund classifies gains and losses realized on prepayments received on mortgage-backed securities as adjustments to interest income.
The Fund may place a debt security on non-accrual status and reduce related interest income when it becomes probable that the interest will not be collected and the amount of uncollectible interest can be reasonably estimated. A defaulted debt security is removed from non-accrual status when the issuer resumes interest payments or when collectibility of interest is reasonably assured.
Corporate actions and dividend income are generally recorded net of any non-reclaimable tax withholdings, on the ex-dividend date or upon receipt of ex-dividend notification in the case of certain foreign securities.
The Fund may receive distributions from holdings in equity securities, business development companies (BDCs), exchange-traded funds (ETFs), limited partnerships (LPs), other regulated investment companies (RICs), and real estate investment trusts (REITs), which report information on the tax character of their distributions annually. These distributions are allocated to dividend income, capital gain and return of capital based on actual information reported. Return of capital is recorded as a reduction of the cost basis of securities held. If the Fund no longer owns the applicable securities, return of capital is recorded as a realized gain. With respect to REITs, to the extent actual information has not yet been reported, estimates for return of capital are made by the Fund’s management. Management’s estimates are subsequently adjusted when the actual character of the distributions is disclosed by the REITs, which could result in a proportionate change in return of capital to shareholders.
Awards from class action litigation are recorded as a reduction of cost basis if the Fund still owns the applicable securities on the payment date. If the Fund no longer owns the applicable securities, the proceeds are recorded as realized gains.
The Fund may receive other income from senior loans, including amendment fees, consent fees and commitment fees. These fees are recorded as income when received by the Fund. These amounts are included in Interest Income in the Statement of Operations.
Expenses
General expenses of the Trust are allocated to the Fund and other funds of the Trust based upon relative net assets or other expense allocation methodologies determined by the nature of the expense. Expenses directly attributable to the Fund are charged to the Fund. Expenses directly attributable to a specific class of shares are charged to that share class.
Determination of class net asset value
All income, expenses (other than class-specific expenses, which are charged to that share class, as shown in the Consolidated Statement of Operations) and realized and unrealized gains (losses) are allocated to each class of the Fund on a daily basis, based on the relative net assets of each class, for purposes of determining the net asset value of each class.
Federal income tax status
The Fund intends to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code, as amended, and will distribute substantially all of its investment company net taxable income and net capital gains, if any, for its tax year, and as such will not be subject to federal income taxes. In addition, the Fund intends to distribute in each calendar year substantially all of its ordinary income, capital gains net income and certain other amounts, if any, such that the Fund should not be subject to federal excise tax. Therefore, no federal income or excise tax provision is recorded.
Multi-Manager Alternative Strategies Fund | Semiannual Report 2018	67

Notes to Consolidated Financial Statements  (continued)
February 28, 2018 (Unaudited)
Foreign taxes
The Fund may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. The Fund will accrue such taxes and recoveries, as applicable, based upon its current interpretation of tax rules and regulations that exist in the markets in which it invests.
Realized gains in certain countries may be subject to foreign taxes at the Fund level, based on statutory rates. The Fund accrues for such foreign taxes on realized and unrealized gains at the appropriate rate for each jurisdiction, as applicable. The amount, if any, is disclosed as a liability on the Consolidated Statement of Assets and Liabilities.
Distributions to shareholders
Distributions from net investment income, if any, are declared and paid annually. Net realized capital gains, if any, are distributed along with the income distribution. Income distributions and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from GAAP.
Guarantees and indemnifications
Under the Trust’s organizational documents and, in some cases, by contract, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust or its funds. In addition, certain of the Fund’s contracts with its service providers contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Fund cannot be determined, and the Fund has no historical basis for predicting the likelihood of any such claims.
Recent accounting pronouncement
Accounting Standards Update 2017-08 Premium Amortization on Purchased Callable Debt Securities
In March 2017, the Financial Accounting Standards Board issued Accounting Standards Update (ASU) No. 2017-08 Premium Amortization on Purchased Callable Debt Securities. ASU No. 2017-08 updates the accounting standards to shorten the amortization period for certain purchased callable debt securities, held at a premium, to be amortized to the earliest call date. The update applies to securities with explicit, noncontingent call features that are callable at fixed prices and on preset dates. The standard is effective for annual periods beginning after December 15, 2018 and interim periods within those fiscal years. At this time, management is evaluating the implication of this guidance and the impact it will have on the financial statement amounts and footnote disclosures, if any.
Note 3. Fees and other transactions with affiliates
Management services fees
The Fund has entered into a Management Agreement with Columbia Management Investment Advisers, LLC (the Investment Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial). Under the Management Agreement, the Investment Manager provides the Fund with investment research and advice, as well as administrative and accounting services. The Investment Manager is responsible for the ultimate oversight of investments made by the Fund. The Fund’s subadvisers (see Subadvisory agreement below) have the primary responsibility for the day-to-day portfolio management of their portion of the Fund. The management services fee is an annual fee that is equal to a percentage of the Fund’s daily net assets that declines from 1.10% to 0.95% as the Fund’s net assets increase. The annualized effective management services fee rate for the six months ended February 28, 2018 was 1.09% of the Fund’s average daily net assets.
Subadvisory agreement
The Investment Manager has entered into Subadvisory Agreements with AQR Capital Management, LLC, Manulife Asset Management (US) LLC, TCW Investment Management Company LLC and Water Island Capital, LLC, each of which subadvises a portion of the assets of the Fund. New investments in the Fund, net of any redemptions, are allocated in accordance with the Investment Manager’s determination, subject to the oversight of the Fund’s Board of Trustees. Each subadviser’s proportionate share of investments in the Fund will vary due to market fluctuations. The Investment Manager compensates each subadviser to manage the investment of the Fund’s assets.
68	Multi-Manager Alternative Strategies Fund | Semiannual Report 2018

Notes to Consolidated Financial Statements  (continued)
February 28, 2018 (Unaudited)
Compensation of board members
Members of the Board of Trustees who are not officers or employees of the Investment Manager or Ameriprise Financial are compensated for their services to the Fund as disclosed in the Consolidated Statement of Operations. These members of the Board of Trustees may participate in a Deferred Compensation Plan (the Plan) which may be terminated at any time. Obligations of the Plan will be paid solely out of the Fund’s assets, and all amounts payable under the Plan constitute a general unsecured obligation of the Fund.
Compensation of Chief Compliance Officer
The Board of Trustees has appointed a Chief Compliance Officer to the Fund in accordance with federal securities regulations. As disclosed in the Consolidated Statement of Operations, a portion of the Chief Compliance Officer’s total compensation is allocated to the Fund, along with other allocations to affiliated funds governed by the Board of Trustees, based on relative net assets.
Transfer agency fees
Under a Transfer and Dividend Disbursing Agent Agreement, Columbia Management Investment Services Corp. (the Transfer Agent), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, is responsible for providing transfer agency services to the Fund. The Transfer Agent has contracted with DST Asset Manager Solutions, Inc. (DST) to serve as sub-transfer agent. The Transfer Agent pays the fees of DST for services as sub-transfer agent and DST is not entitled to reimbursement for such fees from the Fund (with the exception of out-of-pocket fees).
The Fund pays the Transfer Agent a monthly transfer agency fee based on the number or the average value of accounts, depending on the type of account. In addition, the Fund pays the Transfer Agent a fee for shareholder services based on the number of accounts or on a percentage of the average aggregate value of the Fund’s shares maintained in omnibus accounts up to the lesser of the amount charged by the financial intermediary or a cap established by the Board of Trustees from time to time.
The Transfer Agent also receives compensation from the Fund for various shareholder services and reimbursements for certain out-of-pocket fees.
For the six months ended February 28, 2018, the Fund’s annualized effective transfer agency fee rates as a percentage of average daily net assets of each class were as follows:
Effective rate (%)
Class A	0.11
Institutional Class	0.11
Distribution and service fees
The Fund has entered into an agreement with Columbia Management Investment Distributors, Inc. (the Distributor), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, for distribution and shareholder services. The Board of Trustees has approved, and the Fund has adopted, distribution and shareholder service plans (the Plans) applicable to certain share classes, which set the distribution and service fees for the Fund. These fees are calculated daily and are intended to compensate the Distributor and/or eligible selling and/or servicing agents for selling shares of the Fund and providing services to investors.
The Fund may pay distribution fee of up to 0.25% of the Fund’s average daily net assets attributable to Class A shares and a service fee of up to 0.25% of the Fund’s average daily net assets attributable to Class A shares, provided that the aggregate fee shall not exceed 0.25% of the Fund’s average daily net assets attributable to Class A shares.
Multi-Manager Alternative Strategies Fund | Semiannual Report 2018	69

Notes to Consolidated Financial Statements  (continued)
February 28, 2018 (Unaudited)
Expenses waived/reimbursed by the Investment Manager and its affiliates
The Investment Manager and certain of its affiliates have contractually agreed to waive fees and/or reimburse expenses (excluding certain fees and expenses described below) for the period(s) disclosed below, unless sooner terminated at the sole discretion of the Board of Trustees, so that the Fund’s net operating expenses, after giving effect to fees waived/expenses reimbursed and any balance credits and/or overdraft charges from the Fund’s custodian, do not exceed the following annual rate(s) as a percentage of the class’ average daily net assets:
	January 1, 2018 through December 31, 2018	Prior to January 1, 2018
Class A	1.88%	1.82%
Institutional Class	1.63	1.57
Under the agreement governing these fee waivers and/or expense reimbursement arrangements, the following fees and expenses are excluded from the waiver/reimbursement commitment, and therefore will be paid by the Fund, if applicable: taxes (including foreign transaction taxes), expenses associated with investments in affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange-traded funds), transaction costs and brokerage commissions, costs related to any securities lending program, dividend expenses associated with securities sold short, inverse floater program fees and expenses, transaction charges and interest on borrowed money, interest, infrequent and/or unusual expenses and any other expenses the exclusion of which is specifically approved by the Board of Trustees. This agreement may be modified or amended only with approval from the Investment Manager, certain of its affiliates and the Fund. Any fees waived and/or expenses reimbursed under the expense reimbursement arrangements described above are not recoverable by the Investment Manager or its affiliates in future periods.
Note 4. Federal tax information
The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP because of temporary or permanent book to tax differences.
At February 28, 2018, the approximate cost of all investments for federal income tax purposes and the aggregate gross approximate unrealized appreciation and depreciation based on that cost was:
Federal tax cost ($)	Gross unrealized appreciation ($)	Gross unrealized (depreciation) ($)	Net unrealized appreciation ($)
519,081,000	17,821,000	(17,218,000)	603,000
Tax cost of investments and unrealized appreciation/(depreciation) may also include timing differences that do not constitute adjustments to tax basis.
The following capital loss carryforwards, determined at August 31, 2017, may be available to reduce taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Internal Revenue Code. Capital loss carryforwards with no expiration are required to be utilized prior to any capital losses which carry an expiration date. As a result of this ordering rule, capital loss carryforwards which carry an expiration date may be more likely to expire unused.
2018 ($)	2019 ($)	No expiration short-term ($)	No expiration long-term ($)	Total ($)
—	—	10,816,699	34,924,068	45,740,767
Under current tax rules, regulated investment companies can elect to treat certain late-year ordinary losses incurred and post-October capital losses (capital losses realized after October 31) as arising on the first day of the following taxable year. The Fund will elect to treat the following late-year ordinary losses and post-October capital losses at August 31, 2017 as arising on September 1, 2017.
Late year ordinary losses ($)	Post-October capital losses ($)
7,644,343	—
70	Multi-Manager Alternative Strategies Fund | Semiannual Report 2018

Notes to Consolidated Financial Statements  (continued)
February 28, 2018 (Unaudited)
Management of the Fund has concluded that there are no significant uncertain tax positions in the Fund that would require recognition in the financial statements. However, management’s conclusion may be subject to review and adjustment at a later date based on factors including, but not limited to, new tax laws, regulations, and administrative interpretations (including relevant court decisions). Generally, the Fund’s federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.
Note 5. Portfolio information
The cost of purchases and proceeds from sales of securities, excluding short-term investments and derivatives, if any, aggregated to $610,789,434 and $520,136,040, respectively, for the six months ended February 28, 2018, of which $5,209,650 and $1,767,718, respectively, were U.S. government securities. The amount of purchase and sale activity impacts the portfolio turnover rate reported in the Consolidated Financial Highlights.
Note 6. Affiliated money market fund
The Fund invests in Columbia Short-Term Cash Fund, an affiliated money market fund established for the exclusive use by the Fund and other affiliated funds (the Affiliated MMF). The income earned by the Fund from such investments is included as Dividends - affiliated issuers in the Consolidated Statement of Operations. As an investing fund, the Fund indirectly bears its proportionate share of the expenses of the Affiliated MMF. The Affiliated MMF prices its shares with a floating net asset value. In addition, the Board of Trustees of the Affiliated MMF may impose a fee on redemptions (sometimes referred to as a liquidity fee) or temporarily suspend redemptions (sometimes referred to as imposing a redemption gate) in the event its liquidity falls below regulatory limits.
Note 7. Line of credit
The Fund has access to a revolving credit facility with a syndicate of banks led by Citibank, N.A., HSBC Bank USA, N.A. and JPMorgan Chase Bank, N.A. whereby the Fund may borrow for the temporary funding of shareholder redemptions or for other temporary or emergency purposes. The credit facility, which is a collective agreement between the Fund and certain other funds managed by the Investment Manager, severally and not jointly, permits collective borrowings up to $1 billion. Interest is charged to each participating fund based on its borrowings at a rate equal to the higher of (i) the overnight federal funds rate plus 1.00% or (ii) the one-month LIBOR rate plus 1.00%. Each borrowing under the credit facility matures no later than 60 days after the date of borrowing. The Fund also pays a commitment fee equal to its pro rata share of the amount of the credit facility at a rate of 0.15% per annum. The commitment fee is included in other expenses in the Consolidated Statement of Operations.
The Fund had no borrowings during the six months ended February 28, 2018.
Note 8. Significant risks
Shareholder concentration risk
At February 28, 2018, affiliated shareholders of record owned 100.0% of the outstanding shares of the Fund in one or more accounts. Subscription and redemption activity by concentrated accounts may have a significant effect on the operations of the Fund. In the case of a large redemption, the Fund may be forced to sell investments at inopportune times, including its liquid positions, which may result in Fund losses and the Fund holding a higher percentage of less liquid positions. Large redemptions could result in decreased economies of scale and increased operating expenses for non-redeeming Fund shareholders.
Credit risk
Credit risk is the risk that the value of debt securities in the Fund’s portfolio may decline because the issuer may default and fail to pay interest or repay principal when due. Rating agencies assign credit ratings to debt securities to indicate their credit risk. Lower rated or unrated debt securities held by the Fund may present increased credit risk as compared to higher-rated debt securities.
Multi-Manager Alternative Strategies Fund | Semiannual Report 2018	71

Notes to Consolidated Financial Statements  (continued)
February 28, 2018 (Unaudited)
Derivatives risk
Losses involving derivative instruments may be substantial, because a relatively small price movement in the underlying security(ies), commodity, currency or index or other instrument or asset may result in a substantial loss for the Fund. In addition to the potential for increased losses, the use of derivative instruments may lead to increased volatility within the Fund. Derivatives will typically increase the Fund’s exposure to principal risks to which it is otherwise exposed, and may expose the Fund to additional risks, including correlation risk, counterparty risk, hedging risk, leverage risk and liquidity risk.
Interest rate risk
Interest rate risk is the risk of losses attributable to changes in interest rates. In general, if prevailing interest rates rise, the values of debt securities tend to fall, and if interest rates fall, the values of debt securities tend to rise. Actions by governments and central banking authorities can result in increases in interest rates. Increasing interest rates may negatively affect the value of debt securities held by the Fund, resulting in a negative impact on the Fund’s performance and net asset value per share. In general, the longer the maturity or duration of a debt security, the greater its sensitivity to changes in interest rates.
Liquidity risk
Liquidity risk is the risk associated with a lack of marketability of investments which may make it difficult to sell the investment at a desirable time or price. Changing regulatory, market or other conditions or environments (for example, the interest rate or credit environments) may adversely affect the liquidity of the Fund’s investments. The Fund may have to accept a lower selling price for the holding, sell other investments, or forego another, more appealing investment opportunity. Generally, the less liquid the market at the time the Fund sells a portfolio investment, the greater the risk of loss or decline of value to the Fund. A less liquid market can lead to an increase in Fund redemptions, which may negatively impact Fund performance and net asset value per share, including, for example, if the Fund is forced to sell securities in a down market.
Non-diversification risk
A non-diversified fund is permitted to invest a greater percentage of its total assets in fewer issuers than a diversified fund. The Fund may, therefore, have a greater risk of loss from a few issuers than a similar fund that invests more broadly.
Short Selling Risk
Leverage occurs when the Fund increases its assets available for investment using borrowings, short sales, derivatives, or similar instruments or techniques. Because short sales involve borrowing securities and then selling them, the Fund’s short sales effectively leverage the Fund’s assets. The Fund’s assets that are used as collateral to secure the Fund’s obligations to return the securities sold short may decrease in value while the short positions are outstanding, which may force the Fund to use its other assets to increase the collateral. Leverage can create an interest expense that may lower the Fund’s overall returns. Leverage presents the opportunity for increased net income and capital gains, but may also exaggerate the Fund’s volatility and risk of loss. There can be no guarantee that a leveraging strategy will be successful.
Note 9. Subsequent events
Management has evaluated the events and transactions that have occurred through the date the financial statements were issued and noted no items requiring adjustment of the financial statements or additional disclosure.
Note 10. Information regarding pending and settled legal proceedings
Ameriprise Financial and certain of its affiliates have historically been involved in a number of legal, arbitration and regulatory proceedings, including routine litigation, class actions, and governmental actions, concerning matters arising in connection with the conduct of their business activities. Ameriprise Financial believes that the Fund is not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the Fund or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Fund. Ameriprise Financial is required to make quarterly (10-Q), annual (10-K) and, as necessary, 8-K filings with the Securities and Exchange Commission (SEC) on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.
72	Multi-Manager Alternative Strategies Fund | Semiannual Report 2018

Notes to Consolidated Financial Statements  (continued)
February 28, 2018 (Unaudited)
There can be no assurance that these matters, or the adverse publicity associated with them, will not result in increased Fund redemptions, reduced sale of Fund shares or other adverse consequences to the Fund. Further, although we believe proceedings are not likely to have a material adverse effect on the Fund or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Fund, these proceedings are subject to uncertainties and, as such, we are unable to estimate the possible loss or range of loss that may result. An adverse outcome in one or more of these proceedings could result in adverse judgments, settlements, fines, penalties or other relief that could have a material adverse effect on the consolidated financial condition or results of operations of Ameriprise Financial.
Multi-Manager Alternative Strategies Fund | Semiannual Report 2018	73

Additional information
The Fund mails one shareholder report to each shareholder address. If you would like more than one report, please call shareholder services at 800.345.6611 and additional reports will be sent to you.
Proxy voting policies and procedures
The policy of the Board of Trustees is to vote the proxies of the companies in which the Fund holds investments consistent with the procedures as stated in the Statement of Additional Information (SAI). You may obtain a copy of the SAI without charge by calling 800.345.6611; contacting your financial intermediary; visiting investor.columbiathreadneedleus.com; or searching the website of the Securities and Exchange Commission (SEC) at sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities is filed with the SEC by August 31st for the most recent 12-month period ending June 30th of that year, and is available without charge by visiting investor.columbiathreadneedleus.com, or searching the website of the SEC at sec.gov.
Quarterly schedule of investments
The Fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Form N-Q is available on the SEC’s website at sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 800.SEC.0330. The Fund’s complete schedule of portfolio holdings, as filed on Form N-Q, can also be obtained without charge, upon request, by calling 800.345.6611.
Additional Fund information
For more information about the Fund, please visit investor.columbiathreadneedleus.com or call 800.345.6611. Customer Service Representatives are available to answer your questions Monday through Friday from 8 a.m. to 7 p.m. Eastern time.
You may obtain the current net asset value (NAV) of Fund shares at no cost by calling 800.345.6611 or by sending an e-mail to serviceinquiries@columbiathreadneedle.com.
Fund investment manager
Columbia Management Investment Advisers, LLC
225 Franklin Street
Boston, MA 02110
Fund distributor
Columbia Management Investment Distributors, Inc.
225 Franklin Street
Boston, MA 02110
Fund transfer agent
Columbia Management Investment Services Corp.
P.O. Box 8081
Boston, MA 02266-8081
74	Multi-Manager Alternative Strategies Fund | Semiannual Report 2018

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Multi-Manager Alternative Strategies Fund
P.O. Box 8081
Boston, MA 02266-8081

Please read and consider the investment objectives, risks, charges and expenses for any fund carefully before investing. For a prospectus and summary prospectus, which contains this and other important information about the Fund, go to
investor.columbiathreadneedleus.com. The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.
Columbia Threadneedle Investments (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies. All rights reserved. Columbia Management Investment Distributors, Inc., 225 Franklin Street, Boston, MA 02110-2804
© 2018 Columbia Management Investment Advisers, LLC.
investor.columbiathreadneedleus.com
SAR100_08_H01_(04/18)

SemiAnnual Report
February 28, 2018
Columbia Balanced Fund
Not FDIC Insured • No bank guarantee • May lose value

President’s Message
Dear Shareholders,
The year 2017 was an extraordinary year in the financial markets. The S&P 500 Index didn’t experience a single down month and returned over 20% during the 12-month period. The index continued this trend into January 2018, which marked the fastest start for the index ever. Low volatility, which had been a feature of the U.S. equity market for the last several years, along with the surge in the S&P 500 Index, seemingly drove investor sentiment to very high levels. This arguably set the stage for an overdue correction, which we witnessed in February 2018.
A return to volatility
There have been few periods of market upheaval such as were experienced in the first part of 2018. While investors were taken by surprise by the sudden and pronounced market swings, the return to some level of volatility actually marked a resumption of relatively normal market conditions. Having said that, it’s important to distinguish between a good technical correction where excess enthusiasm in the marketplace is being let out, versus a real change in the underlying fundamentals – things like an underperforming economy or weaker corporate earnings. Our view is that the recent market volatility falls into the former category, and the fundamentals remain strong. We’re continuing to see improvements in global economic activity, and we’re seeing corporate earnings expectations continue to rise – and not just because of tax reform.
Consistency is more important than ever
It’s important to keep in mind that when it comes to long-term investing, it’s the destination, not the journey that matters most. If you have a financial goal that you’ve worked out with your financial advisor, and you have a good asset allocation plan to reach it, it’s a question of sticking with your plan rather than become focused on near-term volatility. Bouts of volatility are normal. After all, it’s hard to cross the ocean without hitting an occasional rough patch. You need to focus on the destination.
One final thought. In weathering volatility, it’s the consistency of the return that is essential. Investors who chase higher returns are usually the first to sell when an investment goes through a bad patch, and they therefore don’t tend to benefit from the recovery. More disciplined investors who perhaps panic less or not at all during periods of volatility, tend to have improved long-term results and are more likely to reach their financial goals. Nothing is more important to us than making sure those who have entrusted us to protect and grow their assets are able to do what matters most to them.
Your success is our priority. Talk to your financial advisor about how working with Columbia Threadneedle Investments may help you position your portfolio for consistent, sustainable outcomes, no matter the market conditions.
Sincerely,
Christopher O. Petersen
President, Columbia Funds
The S&P 500 Index, an unmanaged index, measures the performance of 500 widely held, large-capitalization U.S. stocks and is frequently used as a general measure of market performance. Past performance is no guarantee of future results.
Columbia Funds are distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.
© 2018 Columbia Management Investment Advisers, LLC. All rights reserved.
Columbia Balanced Fund   |  Semiannual Report 2018

Columbia Balanced Fund  |  Semiannual Report 2018

Fund at a Glance
(Unaudited)
Investment objective
Columbia Balanced Fund (the Fund) seeks high total return by investing in common stocks and debt securities.
Portfolio management
Guy Pope, CFA
Co-Lead Portfolio Manager
Managed Fund since 1997
Leonard Aplet, CFA
Co-Lead Portfolio Manager
Managed Fund since 1991
Brian Lavin, CFA
Co-Portfolio Manager
Managed Fund since 2010
Gregory Liechty
Co-Portfolio Manager
Managed Fund since 2011
Ronald Stahl, CFA
Co-Portfolio Manager
Managed Fund since 2005
Average annual total returns (%) (for the period ended February 28, 2018)
		Inception	6 Months cumulative	1 Year	5 Years	10 Years
Class A	Excluding sales charges	11/01/02	3.95	9.44	9.26	8.06
	Including sales charges		-2.02	3.15	7.98	7.42
Advisor Class*		11/08/12	4.07	9.72	9.54	8.33
Class C	Excluding sales charges	10/13/03	3.57	8.64	8.46	7.25
	Including sales charges		2.57	7.64	8.46	7.25
Institutional Class		10/01/91	4.09	9.73	9.54	8.32
Institutional 2 Class*		03/07/11	4.09	9.76	9.64	8.39
Institutional 3 Class*		11/08/12	4.12	9.83	9.70	8.41
Class K*		03/07/11	3.96	9.51	9.36	8.12
Class R*		09/27/10	3.80	9.15	8.99	7.78
Class T*	Excluding sales charges	04/03/17	3.95	9.48	9.29	8.08
	Including sales charges		1.35	6.75	8.74	7.81
Blended Benchmark			5.53	10.26	9.49	7.54
S&P 500 Index			10.84	17.10	14.73	9.73
Bloomberg Barclays U.S. Aggregate Bond Index			-2.18	0.51	1.71	3.60
Returns for Class A shares are shown with and without the maximum initial sales charge of 5.75%. Returns for Class C shares are shown with and without the 1.00% contingent deferred sales charge for the first year only. Returns for Class T shares are shown with and without the maximum initial sales charge of 2.50% per transaction. The Fund’s other share classes are not subject to sales charges and have limited eligibility. Effective November 1, 2017, Class R4, Class R5, Class Y and Class Z shares were renamed Advisor Class, Institutional 2 Class, Institutional 3 Class and Institutional Class shares, respectively. Please see the Fund’s prospectus for details. Performance for different share classes will vary based on differences in sales charges and fees associated with each share class. All results shown assume reinvestment of distributions during the period. Returns do not reflect the deduction of taxes that a shareholder may pay on Fund distributions or on the redemption of Fund shares. Performance results reflect the effect of any fee waivers or reimbursements of Fund expenses by Columbia Management Investment Advisers, LLC and/or any of its affiliates. Absent these fee waivers or expense reimbursement arrangements, performance results would have been lower.
The performance information shown represents past performance and is not a guarantee of future results. The investment return and principal value of your investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance information shown. You may obtain performance information current to the most recent month-end by contacting your financial intermediary, visiting investor.columbiathreadneedleus.com or calling 800.345.6611.
*	The returns shown for periods prior to the share class inception date (including returns for the Life of the Fund, if shown, which are since Fund inception) include the returns of the Fund’s oldest share class. These returns are adjusted to reflect any higher class-related operating expenses of the newer share classes, as applicable. Please visit investor.columbiathreadneedleus.com/investment-products/mutual-funds/appended-performance for more information.
The Blended Benchmark is a weighted custom composite consisting of 60% S&P 500 Index and 40% Bloomberg Barclays U.S. Aggregate Bond Index.
The S&P 500 Index, an unmanaged index, measures the performance of 500 widely held, large-capitalization U.S. stocks and is frequently used as a general measure of market performance.
The Bloomberg Barclays U.S. Aggregate Bond Index is a broad-based benchmark that measures the investment-grade, U.S. dollar-denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities, mortgage-backed securities (agency fixed-rate and hybrid adjustable-rate mortgage passthroughs), asset-backed securities, and commercial mortgage-backed securities.
Indices are not available for investment, are not professionally managed and do not reflect sales charges, fees, brokerage commissions, taxes or other expenses of investing. Securities in the Fund may not match those in an index.
2	Columbia Balanced Fund | Semiannual Report 2018

Fund at a Glance   (continued)
(Unaudited)
Top 10 holdings (%) (at February 28, 2018)
Apple, Inc.	2.9
JPMorgan Chase & Co.	2.6
Facebook, Inc., Class A	2.3
Microsoft Corp.	2.3
Philip Morris International, Inc.	2.1
Alphabet, Inc., Class C	2.1
Citigroup, Inc.	2.0
U.S. Treasury 08/15/2040 3.875%	2.0
Berkshire Hathaway, Inc., Class B	1.9
FedEx Corp.	1.8
Percentages indicated are based upon total investments (excluding Money Market Funds).
For further detail about these holdings, please refer to the section entitled “Portfolio of Investments.”
Fund holdings are as of the date given, are subject to change at any time, and are not recommendations to buy or sell any security.
Portfolio breakdown (%) (at February 28, 2018)
Asset-Backed Securities — Non-Agency	3.5
Commercial Mortgage-Backed Securities - Agency	1.4
Commercial Mortgage-Backed Securities - Non-Agency	2.1
Common Stocks	62.2
Corporate Bonds & Notes	10.5
Exchange-Traded Funds	0.9
Foreign Government Obligations	0.4
Inflation-Indexed Bonds	0.9
Money Market Funds	5.7
Residential Mortgage-Backed Securities - Agency	7.8
Residential Mortgage-Backed Securities - Non-Agency	1.1
Senior Loans	0.0 (a)
U.S. Government & Agency Obligations	1.3
U.S. Treasury Obligations	2.2
Total	100.0

(a)	Rounds to zero.
Percentages indicated are based upon total investments. The Fund’s portfolio composition is subject to change.
Equity sector breakdown (%) (at February 28, 2018)
Consumer Discretionary	12.8
Consumer Staples	7.9
Energy	6.0
Financials	18.3
Health Care	12.7
Industrials	7.5
Information Technology	27.0
Materials	3.5
Real Estate	1.4
Telecommunication Services	2.9
Total	100.0
Percentages indicated are based upon total equity investments. The Fund’s portfolio composition is subject to change.

Columbia Balanced Fund | Semiannual Report 2018	3

Understanding Your Fund’s Expenses
(Unaudited)
As an investor, you incur two types of costs. There are transaction costs, which generally include sales charges on purchases and may include redemption fees. There are also ongoing costs, which generally include management fees, distribution and/or service fees, and other fund expenses. The following information is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to help you compare these costs with the ongoing costs of investing in other mutual funds.
Analyzing your Fund’s expenses
To illustrate these ongoing costs, we have provided examples and calculated the expenses paid by investors in each share class of the Fund during the period. The actual and hypothetical information in the table is based on an initial investment of $1,000 at the beginning of the period indicated and held for the entire period. Expense information is calculated two ways and each method provides you with different information. The amount listed in the “Actual” column is calculated using the Fund’s actual operating expenses and total return for the period. You may use the Actual information, together with the amount invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the results by the expenses paid during the period under the “Actual” column. The amount listed in the “Hypothetical” column assumes a 5% annual rate of return before expenses (which is not the Fund’s actual return) and then applies the Fund’s actual expense ratio for the period to the hypothetical return. You should not use the hypothetical account values and expenses to estimate either your actual account balance at the end of the period or the expenses you paid during the period. See “Compare with other funds” below for details on how to use the hypothetical data.
Compare with other funds
Since all mutual funds are required to include the same hypothetical calculations about expenses in shareholder reports, you can use this information to compare the ongoing cost of investing in the Fund with other funds. To do so, compare the hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. As you compare hypothetical examples of other funds, it is important to note that hypothetical examples are meant to highlight the ongoing costs of investing in a fund only and do not reflect any transaction costs, such as sales charges, or redemption or exchange fees. Therefore, the hypothetical calculations are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. If transaction costs were included in these calculations, your costs would be higher.
September 1, 2017 — February 28, 2018
	Account value at the beginning of the period ($)		Account value at the end of the period ($)		Expenses paid during the period ($)		Fund’s annualized expense ratio (%)
	Actual	Hypothetical	Actual	Hypothetical	Actual	Hypothetical	Actual
Class A	1,000.00	1,000.00	1,039.50	1,020.08	4.80	4.76	0.95
Advisor Class (formerly Class R4)	1,000.00	1,000.00	1,040.70	1,021.32	3.54	3.51	0.70
Class C	1,000.00	1,000.00	1,035.70	1,016.36	8.58	8.50	1.70
Institutional Class (formerly Class Z)	1,000.00	1,000.00	1,040.90	1,021.32	3.54	3.51	0.70
Institutional 2 Class (formerly Class R5)	1,000.00	1,000.00	1,040.90	1,021.57	3.29	3.26	0.65
Institutional 3 Class (formerly Class Y)	1,000.00	1,000.00	1,041.20	1,021.77	3.09	3.06	0.61
Class K	1,000.00	1,000.00	1,039.60	1,020.33	4.55	4.51	0.90
Class R	1,000.00	1,000.00	1,038.00	1,018.84	6.06	6.01	1.20
Class T	1,000.00	1,000.00	1,039.50	1,020.13	4.75	4.71	0.94
Expenses paid during the period are equal to the annualized expense ratio for each class as indicated above, multiplied by the average account value over the period and then multiplied by the number of days in the Fund’s most recent fiscal half year and divided by 365.
Expenses do not include fees and expenses incurred indirectly by the Fund from its investment in underlying funds, including affiliated and non-affiliated pooled investment vehicles, such as mutual funds and exchange-traded funds.
4	Columbia Balanced Fund | Semiannual Report 2018

Portfolio of Investments
February 28, 2018 (Unaudited)
(Percentages represent value of investments compared to net assets)
Asset-Backed Securities — Non-Agency 3.6%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Ally Master Owner Trust
Series 2018-1 Class A2
01/17/2023	2.700%	18,850,000	18,740,105
American Credit Acceptance Receivables Trust(a)
Series 2016-3 Class A
11/12/2020	1.700%	591,167	590,706
Series 2016-4 Class A
06/12/2020	1.500%	668,914	668,610
Avis Budget Rental Car Funding AESOP LLC(a)
Series 2013-1A Class A
09/20/2019	1.920%	100,000	99,839
Series 2015-1A Class A
07/20/2021	2.500%	17,895,000	17,681,504
Series 2016-2A Class A
11/20/2022	2.720%	4,100,000	4,021,887
BMW Vehicle Lease Trust
Series 2016-2 Class A2
01/22/2019	1.230%	588,087	587,390
CarFinance Capital Auto Trust(a)
Series 2015-1A Class A
06/15/2021	1.750%	221,011	220,717
Chesapeake Funding II LLC(a)
Series 2016-1A Class A1
03/15/2028	2.110%	2,590,689	2,584,468
Series 2016-2A Class A1
06/15/2028	1.880%	3,924,518	3,906,253
Series 2017-3A Class A1
08/15/2029	1.910%	4,000,000	3,966,030
Series 2017-4A Class A1
11/15/2029	2.120%	9,300,000	9,214,224
Chrysler Capital Auto Receivables Trust(a)
Series 2016-BA Class A3
07/15/2021	1.640%	11,200,000	11,118,466
Diamond Resorts Owner Trust(a)
Series 2013-2 Class A
05/20/2026	2.270%	231,223	231,103
Exeter Automobile Receivables Trust(a)
Series 2016-1A Class A
07/15/2020	2.350%	175,196	175,174
Series 2016-3A Class A
11/16/2020	1.840%	1,065,138	1,061,387
Ford Credit Auto Owner Trust(a)
Series 2015-1 Class A
07/15/2026	2.120%	8,849,000	8,752,517
Series 2017-1 Class A
08/15/2028	2.620%	15,400,000	15,173,598
Asset-Backed Securities — Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Ford Credit Floorplan Master Owner Trust A
Series 2016-5 Class 1A
11/15/2021	1.950%	7,800,000	7,707,078
Series 2017-1 Class A1
05/15/2022	2.070%	10,000,000	9,843,528
GM Financial Automobile Leasing Trust
Series 2016-3 Class A3
12/20/2019	1.610%	2,500,000	2,485,259
Series 2017-2 Class A3
09/21/2020	2.020%	4,450,000	4,414,592
GMF Floorplan Owner Revolving Trust(a)
Series 2017-1 Class A1
01/18/2022	2.220%	5,120,000	5,080,359
Hertz Fleet Lease Funding LP(a)
Series 2016-1 Class A2
04/10/2030	1.960%	6,904,985	6,854,978
Hertz Vehicle Financing II LP(a)
Series 2016-3A Class A
07/25/2020	2.270%	14,055,000	13,884,507
Hilton Grand Vacations Trust(a)
Series 2013-A Class A
01/25/2026	2.280%	464,250	459,174
Series 2014-AA Class A
11/25/2026	1.770%	814,462	796,109
Hyundai Auto Lease Securitization Trust(a)
Series 2017-A Class A2A
07/15/2019	1.560%	1,543,892	1,540,442
Hyundai Floorplan Master Owner Trust(a)
Series 2016-1A Class A2
03/15/2021	1.810%	5,500,000	5,458,915
John Deere Owner Trust
Series 2017-B Class A3
10/15/2021	1.820%	4,120,000	4,063,985
Kubota Credit Owner Trust(a)
Series 2016-1A Class A3
07/15/2020	1.500%	3,525,000	3,488,304
MVW Owner Trust(a)
Series 2015-1A Class A
12/20/2032	2.520%	1,869,185	1,850,131
Series 2016-1A Class A
12/20/2033	2.250%	3,259,105	3,184,463
Navient Private Education Refi Loan Trust(a)
Series 2018-A Class A1
02/18/2042	2.530%	6,945,000	6,944,616
Navitas Equipment Receivables LLC(a)
Series 2016-1 Class A2
06/15/2021	2.200%	2,198,232	2,194,755

The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Balanced Fund | Semiannual Report 2018	5

Portfolio of Investments  (continued)
February 28, 2018 (Unaudited)
Asset-Backed Securities — Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
New York City Tax Lien Trust(a)
Series 2016-A Class A
11/10/2029	1.470%	380,197	376,707
Series 2017-A Class A
11/10/2030	1.870%	2,814,541	2,786,366
NextGear Floorplan Master Owner Trust(a)
Series 2017-2A Class A2
10/17/2022	2.560%	5,900,000	5,819,737
Nissan Auto Lease Trust
Series 2017-A Class A3
04/15/2020	1.910%	3,850,000	3,816,131
OneMain Direct Auto Receivables Trust(a)
Series 2016-1A Class A
01/15/2021	2.040%	213,955	213,813
Santander Drive Auto Receivables Trust
Series 2016-3 Class A2
11/15/2019	1.340%	41,532	41,531
Sierra Receivables Funding Co., LLC(a)
Series 2017-1A Class A
03/20/2034	2.910%	2,807,931	2,778,249
Sierra Timeshare Receivables Funding LLC(a)
Series 2016-3A Class A
10/20/2033	2.430%	3,408,700	3,283,815
SLM Private Education Loan Trust(a)
Series 2012-A Class A2
01/17/2045	3.830%	3,115,352	3,143,971
SoFi Consumer Loan Program LLC(a)
Series 2017-4 Class A
05/26/2026	2.500%	4,278,648	4,236,656
TAL Advantage V LLC(a)
Series 2014-2A Class A1
05/20/2039	1.700%	77,116	76,992
Verizon Owner Trust(a)
Series 2016-1A Class A
01/20/2021	1.420%	17,855,000	17,690,502
Series 2016-2A Class A
05/20/2021	1.680%	11,540,000	11,406,779
Series 2017-1A Class A
09/20/2021	2.060%	5,150,000	5,100,101
Series 2017-2A Class A
12/20/2021	1.920%	2,925,000	2,887,536
Westlake Automobile Receivables Trust(a)
Series 2016-3A Class A2
10/15/2019	1.420%	1,738,991	1,736,804
World Omni Auto Receivables Trust
Series 2017-A Class A3
09/15/2022	1.930%	16,511,000	16,304,999
Asset-Backed Securities — Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Series 2018-A Class A3
04/17/2023	2.500%	6,565,000	6,530,462
Total Asset-Backed Securities — Non-Agency (Cost $269,886,411)			267,276,324

Commercial Mortgage-Backed Securities - Agency 1.4%

Government National Mortgage Association
CMO Series 2012-25 Class A
11/16/2042	2.575%	1,105,921	1,097,586
CMO Series 2012-45 Class A
03/16/2040	2.830%	1,971	1,969
CMO Series 2012-55 Class A
08/16/2033	1.704%	73,426	73,248
CMO Series 2012-58 Class A
01/16/2040	2.500%	584,020	578,178
CMO Series 2013-105 Class A
02/16/2037	1.705%	4,122,697	4,014,255
CMO Series 2013-118 Class AB
06/16/2036	2.000%	1,857,442	1,828,658
CMO Series 2013-12 Class A
10/16/2042	1.410%	3,635,524	3,557,674
CMO Series 2013-126 Class AB
04/16/2038	1.540%	5,777,006	5,618,296
CMO Series 2013-138 Class A
08/16/2035	2.150%	3,757,556	3,723,038
CMO Series 2013-146 Class AH
08/16/2040	2.000%	1,522,209	1,502,919
CMO Series 2013-17 Class AH
10/16/2043	1.558%	1,111,210	1,072,514
CMO Series 2013-179 Class A
07/16/2037	1.800%	1,865,964	1,820,341
CMO Series 2013-194 Class AB
05/16/2038	2.250%	1,161,655	1,149,353
CMO Series 2013-2 Class AB
12/16/2042	1.600%	717,821	707,817
CMO Series 2013-30 Class A
05/16/2042	1.500%	1,910,835	1,846,942
CMO Series 2013-32 Class AB
01/16/2042	1.900%	2,320,024	2,266,092
CMO Series 2013-33 Class A
07/16/2038	1.061%	3,155,358	3,043,316
CMO Series 2013-40 Class A
10/16/2041	1.511%	1,109,438	1,082,830
CMO Series 2013-50 Class AH
06/16/2039	2.100%	1,368,186	1,345,201
CMO Series 2013-57 Class A
06/16/2037	1.350%	3,340,517	3,246,445

The accompanying Notes to Financial Statements are an integral part of this statement.
6	Columbia Balanced Fund | Semiannual Report 2018

Portfolio of Investments  (continued)
February 28, 2018 (Unaudited)
Commercial Mortgage-Backed Securities - Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 2013-61 Class A
01/16/2043	1.450%	1,413,240	1,361,290
CMO Series 2013-73 Class AE
01/16/2039	1.350%	5,896,049	5,710,478
CMO Series 2013-78 Class AB
07/16/2039	1.624%	1,471,479	1,441,549
CMO Series 2014-103 Class AB
06/16/2053	1.742%	1,915,595	1,903,061
CMO Series 2014-109 Class A
01/16/2046	2.325%	3,395,249	3,358,919
CMO Series 2014-135 Class AD
08/16/2045	2.400%	3,009,840	2,969,715
CMO Series 2014-138 Class A
01/16/2044	2.700%	1,104,441	1,099,569
CMO Series 2014-148 Class A
11/16/2043	2.650%	1,594,345	1,586,313
CMO Series 2014-169 Class A
11/16/2042	2.600%	1,515,850	1,509,412
CMO Series 2014-24 Class BA
07/16/2038	2.100%	1,901,272	1,883,051
CMO Series 2014-33 Class A
08/16/2039	2.300%	928,085	917,527
CMO Series 2014-64 Class A
02/16/2045	2.200%	1,557,021	1,542,822
CMO Series 2014-67 Class AE
05/16/2039	2.150%	625,895	625,092
CMO Series 2015-109 Class A
02/16/2040	2.528%	6,939,903	6,831,204
CMO Series 2015-21 Class A
11/16/2042	2.600%	3,593,918	3,575,921
CMO Series 2015-33 Class AH
02/16/2045	2.650%	658,506	655,219
CMO Series 2015-5 Class KA
11/16/2039	2.500%	4,074,532	4,001,889
CMO Series 2015-78 Class A
06/16/2040	2.918%	4,172,904	4,137,601
CMO Series 2015-85 Class AF
05/16/2044	2.400%	4,995,318	4,923,342
CMO Series 2015-98 Class AE
04/16/2041	2.100%	2,623,541	2,562,103
CMO Series 2016-39 Class AG
01/16/2043	2.300%	7,046,278	6,874,336
Commercial Mortgage-Backed Securities - Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Government National Mortgage Association(b)
CMO Series 2015-71 Class DA
09/16/2049	2.151%	7,255,923	7,082,563
Total Commercial Mortgage-Backed Securities - Agency (Cost $108,884,211)			106,129,648

Commercial Mortgage-Backed Securities - Non-Agency 2.1%

American Homes 4 Rent(a)
Series 2015-SFR1 Class A
04/17/2052	3.467%	3,483,972	3,486,920
American Homes 4 Rent Trust(a)
Series 2014-SFR2 Class A
10/17/2036	3.786%	2,858,528	2,916,363
Series 2014-SFR3 Class A
12/17/2036	3.678%	3,352,660	3,400,581
Series 2015-SFR2 Class A
10/17/2045	3.732%	2,617,504	2,661,278
Americold 2010 LLC(a)
Series 2010-ARTA Class A1
01/14/2029	3.847%	154,942	156,959
CFCRE Commercial Mortgage Trust
Series 2016-C4 Class A1
05/10/2058	1.501%	2,276,647	2,236,238
CGGS Commercial Mortgage Trust(a)
Series 2016-RNDA Class AFX
02/10/2033	2.757%	9,719,394	9,651,711
Colony Multifamily Mortgage Trust(a)
Series 2014-1 Class A
04/20/2050	2.543%	740,342	736,074
Commercial Mortgage Pass-Through Certificates
Series 2014-CR14 Class A2
02/10/2047	3.147%	10,105,000	10,147,862
Commercial Mortgage Trust
Series 2012-LC4 Class A3
12/10/2044	3.069%	6,502,055	6,523,203
Series 2013-CR6 Class A2
03/10/2046	2.122%	1,672,193	1,671,369
Series 2013-CR8 Class A5
06/10/2046	3.612%	10,380,000	10,535,929
Series 2013-CR9 Class A2
07/10/2045	3.055%	1,212,525	1,212,910
Series 2013-LC13 Class A2
08/10/2046	3.009%	7,260,385	7,276,029
Series 2014-CR18 Class A2
07/15/2047	2.924%	3,100,000	3,110,300
Series 2015-CR23 Class A2
05/10/2048	2.852%	4,250,000	4,255,177

The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Balanced Fund | Semiannual Report 2018	7

Portfolio of Investments  (continued)
February 28, 2018 (Unaudited)
Commercial Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CSAIL Commercial Mortgage Trust
Series 2016-C5 Class A1
11/15/2048	1.747%	2,372,626	2,344,558
DBUBS Mortgage Trust(a)
Series 2011-LC1A Class A3
11/10/2046	5.002%	150,000	156,760
General Electric Capital Assurance Co.(a)
Series 2003-1 Class A5
05/12/2035	5.743%	74,938	75,844
GS Mortgage Securities Trust(a)
Series 2011-GC3 Class A4
03/10/2044	4.753%	10,971,583	11,435,789
JPMBB Commercial Mortgage Securities Trust
Series 2013-C14 Class ASB
08/15/2046	3.761%	4,700,000	4,803,950
Series 2014-C18 Class A2
02/15/2047	2.879%	4,287,739	4,297,214
Series 2014-C19 Class A2
04/15/2047	3.046%	3,961,998	3,979,109
JPMorgan Chase Commercial Mortgage Securities Trust(a)
Series 2009-IWST Class A2
12/05/2027	5.633%	300,000	311,200
Series 2010-CNTR Class A2
08/05/2032	4.311%	326,783	333,240
Series 2011-C3 Class A4
02/15/2046	4.717%	450,000	467,456
Morgan Stanley Capital I Trust(a)
Series 2011-C1 Class A4
09/15/2047	5.033%	300,000	313,695
Morgan Stanley Capital I Trust
Series 2016-BNK2 Class A2
11/15/2049	2.454%	5,625,000	5,516,894
UBS-Barclays Commercial Mortgage Trust
Series 2012-C4 Class A5
12/10/2045	2.850%	17,050,000	16,771,381
Series 2013-C5 Class A3
03/10/2046	2.920%	1,930,362	1,908,476
Series 2013-C5 Class A4
03/10/2046	3.185%	10,651,000	10,640,413
WF-RBS Commercial Mortgage Trust
Series 2012-C9 Class A3
11/15/2045	2.870%	10,398,158	10,247,901
Series 2013-C15 Class A3
08/15/2046	3.881%	11,250,000	11,565,154
Total Commercial Mortgage-Backed Securities - Non-Agency (Cost $158,577,097)			155,147,937
Common Stocks 62.6%
Issuer	Shares	Value ($)
Consumer Discretionary 8.0%
Hotels, Restaurants & Leisure 0.8%
Marriott International, Inc., Class A	136,675	19,299,877
McDonald’s Corp.	60,664	9,569,139
Royal Caribbean Cruises Ltd.	79,095	10,013,427
Starbucks Corp.	348,885	19,921,333
Total		58,803,776
Internet & Direct Marketing Retail 2.0%
Amazon.com, Inc.(c)	76,085	115,074,758
Expedia, Inc.	322,160	33,881,567
Total		148,956,325
Media 1.5%
Comcast Corp., Class A	3,041,157	110,120,295
Multiline Retail 0.5%
Dollar General Corp.	417,435	39,485,177
Specialty Retail 1.8%
AutoZone, Inc.(c)	39,642	26,350,830
Lowe’s Companies, Inc.	1,267,657	113,569,391
Total		139,920,221
Textiles, Apparel & Luxury Goods 1.4%
PVH Corp.	377,171	54,418,232
Tapestry, Inc.	1,009,680	51,402,809
Total		105,821,041
Total Consumer Discretionary		603,106,835
Consumer Staples 5.0%
Beverages 0.6%
PepsiCo, Inc.	411,500	45,153,895
Food & Staples Retailing 1.0%
Costco Wholesale Corp.	53,515	10,216,013
CVS Health Corp.	285,261	19,320,728
SYSCO Corp.	814,660	48,594,469
Total		78,131,210
Food Products 1.2%
ConAgra Foods, Inc.	716,045	25,870,706
Mondelez International, Inc., Class A	1,483,890	65,142,771
Total		91,013,477

The accompanying Notes to Financial Statements are an integral part of this statement.
8	Columbia Balanced Fund | Semiannual Report 2018

Portfolio of Investments  (continued)
February 28, 2018 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Personal Products 0.2%
Coty, Inc., Class A	602,790	11,645,903
Tobacco 2.0%
Philip Morris International, Inc.	1,437,930	148,897,651
Total Consumer Staples		374,842,136
Energy 3.8%
Energy Equipment & Services 0.9%
Halliburton Co.	1,402,289	65,094,256
Oil, Gas & Consumable Fuels 2.9%
Canadian Natural Resources Ltd.	1,928,549	60,672,151
Chevron Corp.	701,491	78,510,873
EOG Resources, Inc.	507,074	51,427,445
Exxon Mobil Corp.	378,370	28,657,744
Total		219,268,213
Total Energy		284,362,469
Financials 11.5%
Banks 5.0%
Citigroup, Inc.	1,889,261	142,620,313
JPMorgan Chase & Co.	1,634,483	188,782,786
Wells Fargo & Co.	813,151	47,496,150
Total		378,899,249
Capital Markets 4.0%
Bank of New York Mellon Corp. (The)	1,491,370	85,052,831
BlackRock, Inc.	67,985	37,352,999
Goldman Sachs Group, Inc. (The)	218,655	57,490,959
Morgan Stanley	1,629,185	91,266,944
S&P Global, Inc.	168,025	32,227,195
Total		303,390,928
Diversified Financial Services 1.8%
Berkshire Hathaway, Inc., Class B(c)	641,550	132,929,160
Insurance 0.7%
Aon PLC	343,741	48,233,737
Total Financials		863,453,074
Common Stocks (continued)
Issuer	Shares	Value ($)
Health Care 7.9%
Biotechnology 1.7%
Alexion Pharmaceuticals, Inc.(c)	212,645	24,975,155
Biogen, Inc.(c)	201,185	58,140,453
Celgene Corp.(c)	230,001	20,037,687
Vertex Pharmaceuticals, Inc.(c)	134,360	22,307,791
Total		125,461,086
Health Care Equipment & Supplies 1.4%
Abbott Laboratories	780,886	47,110,852
Medtronic PLC	778,448	62,190,211
Total		109,301,063
Health Care Providers & Services 1.2%
AmerisourceBergen Corp.	188,855	17,971,442
Anthem, Inc.	123,625	29,098,853
CIGNA Corp.	235,389	46,110,351
Total		93,180,646
Pharmaceuticals 3.6%
Allergan PLC	410,005	63,230,971
Bristol-Myers Squibb Co.	312,970	20,718,614
Johnson & Johnson	908,190	117,955,717
Pfizer, Inc.	1,865,647	67,741,643
Total		269,646,945
Total Health Care		597,589,740
Industrials 4.7%
Aerospace & Defense 0.4%
General Dynamics Corp.	121,095	26,937,583
Air Freight & Logistics 1.7%
FedEx Corp.	513,880	126,625,171
Airlines 0.3%
Southwest Airlines Co.	461,406	26,687,723
Building Products 0.5%
Johnson Controls International PLC	1,108,027	40,852,956
Electrical Equipment 0.3%
Eaton Corp. PLC	259,833	20,968,523
Industrial Conglomerates 1.5%
Honeywell International, Inc.	742,748	112,236,650
Total Industrials		354,308,606

The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Balanced Fund | Semiannual Report 2018	9

Portfolio of Investments  (continued)
February 28, 2018 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Information Technology 16.9%
Communications Equipment 1.6%
Cisco Systems, Inc.	2,070,305	92,708,258
Palo Alto Networks, Inc.(c)	153,810	26,666,040
Total		119,374,298
Internet Software & Services 5.1%
Alphabet, Inc., Class A(c)	62,939	69,479,621
Alphabet, Inc., Class C(c)	133,453	147,429,532
Facebook, Inc., Class A(c)	922,390	164,480,585
Total		381,389,738
IT Services 2.8%
Fidelity National Information Services, Inc.	511,540	49,711,457
First Data Corp., Class A(c)	611,520	9,551,943
FleetCor Technologies, Inc.(c)	128,553	25,701,601
MasterCard, Inc., Class A	572,554	100,632,091
Total System Services, Inc.	274,660	24,156,347
Total		209,753,439
Semiconductors & Semiconductor Equipment 2.0%
Applied Materials, Inc.	936,229	53,917,428
Broadcom Ltd.	373,655	92,091,011
MACOM Technology Solutions Holdings, Inc.(c)	118,513	2,529,068
Total		148,537,507
Software 2.7%
Activision Blizzard, Inc.	412,064	30,134,240
Electronic Arts, Inc.(c)	115,962	14,344,499
Microsoft Corp.	1,720,414	161,323,221
Total		205,801,960
Technology Hardware, Storage & Peripherals 2.7%
Apple, Inc.	1,162,430	207,052,032
Total Information Technology		1,271,908,974
Materials 2.1%
Chemicals 1.2%
Mosaic Co. (The)	1,050,580	27,651,265
Sherwin-Williams Co. (The)	160,998	64,653,577
Total		92,304,842
Containers & Packaging 0.3%
Sealed Air Corp.	483,345	20,479,328
Common Stocks (continued)
Issuer	Shares	Value ($)
Metals & Mining 0.6%
Nucor Corp.	769,430	50,320,722
Total Materials		163,104,892
Real Estate 0.9%
Equity Real Estate Investment Trusts (REITS) 0.9%
American Tower Corp.	489,643	68,221,959
Total Real Estate		68,221,959
Telecommunication Services 1.8%
Diversified Telecommunication Services 1.8%
AT&T, Inc.	2,176,670	79,013,121
Verizon Communications, Inc.	1,161,884	55,468,342
Total		134,481,463
Total Telecommunication Services		134,481,463
Total Common Stocks (Cost $3,462,431,070)		4,715,380,148

Corporate Bonds & Notes 10.5%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Aerospace & Defense 0.3%
BAE Systems Holdings, Inc.(a)
10/07/2024	3.800%	5,548,000	5,609,067
Bombardier, Inc.(a)
12/01/2021	8.750%	161,000	176,804
01/15/2023	6.125%	75,000	75,169
12/01/2024	7.500%	132,000	137,282
L3 Technologies, Inc.
12/15/2026	3.850%	4,720,000	4,687,054
Lockheed Martin Corp.
05/15/2036	4.500%	7,350,000	7,806,582
Northrop Grumman Systems Corp.
02/15/2031	7.750%	4,429,000	5,995,635
TransDigm, Inc.
05/15/2025	6.500%	675,000	693,729
Total			25,181,322
Automotive 0.1%
Delphi Technologies PLC(a)
10/01/2025	5.000%	156,000	153,877
Ford Motor Co.
12/08/2026	4.346%	8,640,000	8,497,846
Total			8,651,723

The accompanying Notes to Financial Statements are an integral part of this statement.
10	Columbia Balanced Fund | Semiannual Report 2018

Portfolio of Investments  (continued)
February 28, 2018 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Banking 2.1%
Bank of America Corp.(a),(d)
12/20/2028	3.419%	13,004,000	12,441,135
Bank of New York Mellon Corp. (The)
05/15/2024	3.400%	5,000,000	5,001,085
Barclays Bank PLC
05/15/2024	3.750%	4,500,000	4,508,379
BB&T Corp.(e)
3-month USD LIBOR + 0.530% 05/01/2019	2.303%	5,625,000	5,648,895
Capital One Financial Corp.
03/09/2027	3.750%	8,675,000	8,427,988
Citigroup, Inc.
Subordinated
03/09/2026	4.600%	11,000,000	11,388,674
Credit Suisse AG
09/09/2024	3.625%	4,500,000	4,489,362
Discover Financial Services
02/09/2027	4.100%	5,500,000	5,429,682
Fifth Third Bancorp
03/15/2022	3.500%	5,775,000	5,827,518
Goldman Sachs Group, Inc. (The)
07/08/2024	3.850%	11,500,000	11,578,648
HSBC Holdings PLC
05/25/2026	3.900%	8,265,000	8,281,943
Huntington National Bank (The)
08/07/2022	2.500%	5,000,000	4,835,355
ING Bank NV(a),(e)
3-month USD LIBOR + 1.130% 03/22/2019	2.788%	7,300,000	7,372,394
JPMorgan Chase & Co.
08/15/2021	4.350%	12,375,000	12,880,828
Morgan Stanley
01/20/2027	3.625%	11,000,000	10,779,318
PNC Bank NA
Subordinated
01/30/2023	2.950%	6,300,000	6,170,611
Regions Financial Corp.
08/14/2022	2.750%	6,000,000	5,852,430
Synovus Financial Corp.
11/01/2022	3.125%	6,575,000	6,408,975
Toronto-Dominion Bank (The)
12/14/2020	2.500%	6,000,000	5,944,122
U.S. Bancorp
07/22/2026	2.375%	6,075,000	5,531,373
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Wells Fargo & Co.
Subordinated
02/13/2023	3.450%	10,000,000	9,929,220
Total			158,727,935
Brokerage/Asset Managers/Exchanges 0.0%
NFP Corp.(a)
07/15/2025	6.875%	194,000	194,537
Building Materials 0.0%
American Builders & Contractors Supply Co., Inc.(a)
12/15/2023	5.750%	359,000	375,638
Beacon Escrow Corp.(a)
11/01/2025	4.875%	341,000	333,749
Beacon Roofing Supply, Inc.
10/01/2023	6.375%	164,000	173,868
Core & Main LP(a)
08/15/2025	6.125%	78,000	77,572
HD Supply, Inc.(a)
04/15/2024	5.750%	129,000	135,375
Total			1,096,202
Cable and Satellite 0.3%
Altice U.S. Finance I Corp.(a)
05/15/2026	5.500%	527,000	523,042
CCO Holdings LLC/Capital Corp.(a)
05/01/2025	5.375%	262,000	263,513
02/15/2026	5.750%	434,000	439,727
05/01/2027	5.875%	70,000	71,098
CSC Holdings LLC(a)
10/15/2025	6.625%	273,000	287,071
10/15/2025	10.875%	225,000	265,216
02/01/2028	5.375%	255,000	248,654
DISH DBS Corp.
11/15/2024	5.875%	245,000	229,687
07/01/2026	7.750%	494,000	487,159
NBCUniversal Media LLC
04/01/2041	5.950%	4,450,000	5,414,974
Radiate Holdco LLC/Finance, Inc.(a)
02/15/2023	6.875%	58,000	57,758
Radiate HoldCo LLC/Finance, Inc.(a)
02/15/2025	6.625%	126,000	120,771
Sirius XM Radio, Inc.(a)
04/15/2025	5.375%	184,000	186,938
07/15/2026	5.375%	229,000	231,763
08/01/2027	5.000%	178,000	173,495
Sky PLC(a)
09/16/2024	3.750%	5,500,000	5,547,008

The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Balanced Fund | Semiannual Report 2018	11

Portfolio of Investments  (continued)
February 28, 2018 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Time Warner Cable LLC
05/01/2037	6.550%	4,060,000	4,601,458
Unitymedia Hessen GmbH & Co. KG NRW(a)
01/15/2025	5.000%	527,000	538,499
Virgin Media Finance PLC(a)
01/15/2025	5.750%	519,000	513,067
Ziggo Bond Finance BV(a)
01/15/2027	6.000%	178,000	170,458
Ziggo Secured Finance BV(a)
01/15/2027	5.500%	379,000	363,443
Total			20,734,799
Chemicals 0.3%
Angus Chemical Co.(a)
02/15/2023	8.750%	109,000	112,774
Atotech U.S.A., Inc.(a)
02/01/2025	6.250%	335,000	338,223
Axalta Coating Systems LLC(a)
08/15/2024	4.875%	267,000	268,389
Celanese U.S. Holdings LLC
11/15/2022	4.625%	6,698,000	6,976,148
Chemours Co. (The)
05/15/2025	7.000%	139,000	150,131
Dow Chemical Co. (The)
11/01/2029	7.375%	1,103,000	1,442,826
Eastman Chemical Co.
03/15/2025	3.800%	6,120,000	6,220,056
INEOS Group Holdings SA(a)
08/01/2024	5.625%	202,000	205,280
Koppers, Inc.(a)
02/15/2025	6.000%	84,000	87,327
LYB International Finance BV
03/15/2044	4.875%	4,000,000	4,204,360
Olin Corp.
02/01/2030	5.000%	169,000	163,920
Platform Specialty Products Corp.(a)
12/01/2025	5.875%	244,000	242,958
PQ Corp.(a)
11/15/2022	6.750%	278,000	293,867
12/15/2025	5.750%	143,000	145,350
WR Grace & Co.(a)
10/01/2021	5.125%	173,000	178,895
Total			21,030,504
Construction Machinery 0.2%
Caterpillar Financial Services Corp.
06/01/2022	2.850%	5,000,000	4,964,520
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
H&E Equipment Services, Inc.(a)
09/01/2025	5.625%	68,000	69,435
John Deere Capital Corp.
01/08/2021	2.350%	6,275,000	6,193,927
Ritchie Bros. Auctioneers, Inc.(a)
01/15/2025	5.375%	140,000	141,340
United Rentals North America, Inc.
09/15/2026	5.875%	465,000	488,235
01/15/2028	4.875%	318,000	309,688
Total			12,167,145
Consumer Cyclical Services 0.1%
Amazon.com, Inc.(a)
08/22/2024	2.800%	7,000,000	6,775,979
APX Group, Inc.
12/01/2020	8.750%	125,000	126,869
12/01/2022	7.875%	191,000	201,039
09/01/2023	7.625%	101,000	107,222
Interval Acquisition Corp.
04/15/2023	5.625%	304,000	313,710
Total			7,524,819
Consumer Products 0.1%
Mattel, Inc.(a)
12/31/2025	6.750%	159,000	161,721
Prestige Brands, Inc.(a)
03/01/2024	6.375%	230,000	235,654
Procter & Gamble Co. (The)
08/11/2027	2.850%	4,000,000	3,812,720
Scotts Miracle-Gro Co. (The)
10/15/2023	6.000%	345,000	361,357
Spectrum Brands, Inc.
12/15/2024	6.125%	174,000	182,636
07/15/2025	5.750%	155,000	160,258
Springs Industries, Inc.
06/01/2021	6.250%	194,000	197,472
Total			5,111,818
Diversified Manufacturing 0.0%
Gates Global LLC/Co.(a)
07/15/2022	6.000%	186,000	189,525
TriMas Corp.(a)
10/15/2025	4.875%	144,000	141,503
WESCO Distribution, Inc.
06/15/2024	5.375%	171,000	172,290
Zekelman Industries, Inc.(a)
06/15/2023	9.875%	109,000	120,114
Total			623,432

The accompanying Notes to Financial Statements are an integral part of this statement.
12	Columbia Balanced Fund | Semiannual Report 2018

Portfolio of Investments  (continued)
February 28, 2018 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Electric 1.0%
AES Corp.
09/01/2027	5.125%	195,000	198,001
AES Corp. (The)
07/01/2021	7.375%	169,000	185,336
Arizona Public Service Co.
04/01/2042	4.500%	1,925,000	2,059,317
Berkshire Hathaway Energy Co.
02/01/2025	3.500%	1,950,000	1,957,837
Calpine Corp.
01/15/2025	5.750%	123,000	115,328
Calpine Corp.(a)
06/01/2026	5.250%	60,000	58,350
CMS Energy Corp.
03/01/2024	3.875%	5,876,000	5,990,006
Consolidated Edison Co. of New York, Inc.
12/01/2045	4.500%	2,500,000	2,694,973
Dominion Energy, Inc.
10/01/2025	3.900%	5,850,000	5,901,509
DTE Energy Co.
04/15/2033	6.375%	2,275,000	2,810,792
Dynegy, Inc.
11/01/2024	7.625%	146,000	157,347
Dynegy, Inc.(a)
01/30/2026	8.125%	120,000	131,643
Emera U.S. Finance LP
06/15/2026	3.550%	4,800,000	4,615,498
Indiana Michigan Power Co.
03/15/2037	6.050%	4,925,000	6,093,412
Nevada Power Co.
08/01/2018	6.500%	900,000	915,168
NextEra Energy Capital Holdings, Inc.
06/15/2023	3.625%	5,070,000	5,099,634
NextEra Energy Operating Partners LP(a)
09/15/2027	4.500%	176,000	168,265
NRG Energy, Inc.
05/01/2024	6.250%	35,000	36,313
05/15/2026	7.250%	127,000	135,545
01/15/2027	6.625%	103,000	106,311
NRG Energy, Inc.(a)
01/15/2028	5.750%	108,000	106,427
NRG Yield Operating LLC
08/15/2024	5.375%	540,000	545,052
09/15/2026	5.000%	91,000	89,418
Pacific Gas & Electric Co.
03/01/2037	5.800%	3,001,000	3,473,645
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
PacifiCorp
07/01/2025	3.350%	1,821,000	1,802,757
Pattern Energy Group, Inc.(a)
02/01/2024	5.875%	330,000	340,840
PPL Capital Funding, Inc.
06/01/2023	3.400%	5,645,000	5,632,254
Progress Energy, Inc.
03/01/2031	7.750%	2,983,000	4,057,244
Public Service Co. of Colorado
05/15/2025	2.900%	3,650,000	3,500,262
Southern California Edison Co.
09/01/2040	4.500%	1,775,000	1,892,975
Southern Co. (The)
07/01/2046	4.400%	7,425,000	7,443,020
TerraForm Power Operating LLC(a)
01/31/2028	5.000%	285,000	275,802
WEC Energy Group, Inc.
06/15/2025	3.550%	5,575,000	5,575,780
Total			74,166,061
Finance Companies 0.1%
Aircastle Ltd.
02/15/2022	5.500%	129,000	134,779
GE Capital International Funding Co. Unlimited Co.
11/15/2035	4.418%	8,525,000	8,366,486
iStar, Inc.
04/01/2022	6.000%	159,000	160,164
Navient Corp.
01/25/2023	5.500%	426,000	422,566
10/25/2024	5.875%	37,000	36,679
Provident Funding Associates LP/Finance Corp.(a)
06/15/2025	6.375%	175,000	178,551
Quicken Loans, Inc.(a)
05/01/2025	5.750%	278,000	280,272
Springleaf Finance Corp.
03/15/2023	5.625%	106,000	105,102
Total			9,684,599
Food and Beverage 0.5%
Anheuser-Busch InBev Worldwide, Inc.
01/15/2042	4.950%	8,845,000	9,539,925
Aramark Services, Inc.(a)
02/01/2028	5.000%	115,000	114,476
B&G Foods, Inc.
04/01/2025	5.250%	296,000	285,048
Chobani LLC/Finance Corp., Inc.(a)
04/15/2025	7.500%	300,000	312,713

The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Balanced Fund | Semiannual Report 2018	13

Portfolio of Investments  (continued)
February 28, 2018 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Constellation Brands, Inc.
11/15/2024	4.750%	2,430,000	2,581,316
Diageo Capital PLC
07/15/2020	4.828%	5,160,000	5,399,290
FAGE International SA/U.S.A. Dairy Industry, Inc.(a)
08/15/2026	5.625%	258,000	242,904
Kraft Heinz Co. (The)(a)
02/15/2025	4.875%	5,800,000	6,063,500
Lamb Weston Holdings, Inc.(a)
11/01/2026	4.875%	231,000	231,019
Molson Coors Brewing Co.
05/01/2042	5.000%	4,000,000	4,236,212
PepsiCo, Inc.
10/15/2027	3.000%	9,575,000	9,202,542
Pinnacle Foods Finance LLC/Corp.
01/15/2024	5.875%	125,000	130,510
Post Holdings, Inc.(a)
08/15/2026	5.000%	469,000	446,454
03/01/2027	5.750%	431,000	427,502
Total			39,213,411
Gaming 0.0%
Boyd Gaming Corp.
05/15/2023	6.875%	49,000	51,742
04/01/2026	6.375%	255,000	268,556
Eldorado Resorts, Inc.
04/01/2025	6.000%	192,000	197,691
GLP Capital LP/Financing II, Inc.
04/15/2026	5.375%	282,000	291,422
International Game Technology PLC(a)
02/15/2025	6.500%	394,000	423,841
MGM Growth Properties Operating Partnership LP/Finance Co-Issuer, Inc.
01/15/2028	4.500%	302,000	285,202
MGM Resorts International
03/15/2023	6.000%	312,000	331,279
09/01/2026	4.625%	118,000	115,525
Penn National Gaming, Inc.(a)
01/15/2027	5.625%	150,000	148,909
Rivers Pittsburgh Borrower LP/Finance Corp.(a)
08/15/2021	6.125%	69,000	65,396
Scientific Games International, Inc.(a)
01/01/2022	7.000%	90,000	94,725
10/15/2025	5.000%	263,000	260,032
Scientific Games International, Inc.
12/01/2022	10.000%	320,000	347,072
Tunica-Biloxi Gaming Authority(a)
12/15/2020	3.780%	33,105	8,938
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Wynn Las Vegas LLC/Capital Corp.(a)
05/15/2027	5.250%	140,000	137,677
Total			3,028,007
Health Care 0.5%
Acadia Healthcare Co., Inc.
03/01/2024	6.500%	249,000	258,902
Amsurg Corp.
07/15/2022	5.625%	108,000	110,232
Becton Dickinson and Co.
03/01/2023	3.300%	5,700,000	5,601,333
Cardinal Health, Inc.
06/15/2024	3.079%	6,000,000	5,750,694
Change Healthcare Holdings LLC/Finance, Inc.(a)
03/01/2025	5.750%	219,000	219,229
CHS/Community Health Systems, Inc.
02/01/2022	6.875%	79,000	51,548
03/31/2023	6.250%	326,000	295,542
Covidien International Finance SA
06/15/2022	3.200%	4,298,000	4,308,552
CVS Health Corp.
07/20/2025	3.875%	5,000,000	4,940,585
DaVita, Inc.
08/15/2022	5.750%	286,000	293,979
05/01/2025	5.000%	140,000	137,246
Envision Healthcare Corp.(a)
12/01/2024	6.250%	30,000	31,438
Express Scripts Holding Co.
02/25/2026	4.500%	5,590,000	5,754,285
HCA, Inc.
03/15/2024	5.000%	441,000	449,334
02/01/2025	5.375%	229,000	232,909
04/15/2025	5.250%	228,000	234,302
02/15/2027	4.500%	151,000	147,190
Hill-Rom Holdings, Inc.(a)
02/15/2025	5.000%	206,000	204,985
Hologic, Inc.(a)
02/01/2028	4.625%	170,000	164,682
McKesson Corp.
02/16/2028	3.950%	6,075,000	6,040,348
MPH Acquisition Holdings LLC(a)
06/01/2024	7.125%	227,000	238,725
Polaris Intermediate Corp. PIK(a)
12/01/2022	8.500%	122,000	124,497
Quintiles IMS, Inc.(a)
05/15/2023	4.875%	108,000	110,344
10/15/2026	5.000%	110,000	110,222

The accompanying Notes to Financial Statements are an integral part of this statement.
14	Columbia Balanced Fund | Semiannual Report 2018

Portfolio of Investments  (continued)
February 28, 2018 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Sotera Health Holdings LLC(a)
05/15/2023	6.500%	263,000	268,883
Teleflex, Inc.
11/15/2027	4.625%	116,000	113,235
Tenet Healthcare Corp.
06/15/2023	6.750%	174,000	173,981
Tenet Healthcare Corp.(a)
07/15/2024	4.625%	288,000	276,480
Total			36,643,682
Healthcare Insurance 0.2%
Anthem, Inc.(f)
03/01/2028	4.101%	5,000,000	5,008,260
Centene Corp.
02/15/2024	6.125%	279,000	293,028
01/15/2025	4.750%	189,000	188,043
Molina Healthcare, Inc.(a)
06/15/2025	4.875%	54,000	52,056
UnitedHealth Group, Inc.
01/15/2027	3.450%	6,500,000	6,436,001
WellCare Health Plans, Inc.
04/01/2025	5.250%	299,000	303,013
Total			12,280,401
Home Construction 0.0%
Lennar Corp.(a)
12/15/2021	6.250%	36,000	38,508
11/15/2024	5.875%	295,000	312,586
Meritage Homes Corp.
04/01/2022	7.000%	233,000	258,570
Taylor Morrison Communities, Inc./Holdings II(a)
04/15/2021	5.250%	121,000	122,228
03/01/2024	5.625%	151,000	153,866
Total			885,758
Independent Energy 0.4%
Anadarko Petroleum Corp.
09/15/2036	6.450%	3,500,000	4,197,291
Callon Petroleum Co.
10/01/2024	6.125%	183,000	186,442
Canadian Natural Resources Ltd.
04/15/2024	3.800%	6,700,000	6,704,147
Carrizo Oil & Gas, Inc.
04/15/2023	6.250%	224,000	224,555
Centennial Resource Production LLC(a)
01/15/2026	5.375%	73,000	72,796
CrownRock LP/Finance, Inc.(a)
10/15/2025	5.625%	231,000	227,031
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Diamondback Energy, Inc.
05/31/2025	5.375%	610,000	616,375
Endeavor Energy Resources LP/Finance, Inc.(a)
01/30/2026	5.500%	33,000	32,834
01/30/2028	5.750%	144,000	143,977
Extraction Oil & Gas, Inc.(a)
05/15/2024	7.375%	117,000	123,922
02/01/2026	5.625%	99,000	97,336
Halcon Resources Corp.
02/15/2025	6.750%	142,000	142,868
Halcon Resources Corp.(a)
02/15/2025	6.750%	113,000	113,045
Indigo Natural Resources LLC(a)
02/15/2026	6.875%	101,000	98,909
Laredo Petroleum, Inc.
03/15/2023	6.250%	440,000	444,472
Noble Energy, Inc.
03/01/2041	6.000%	4,000,000	4,611,664
Parsley Energy LLC/Finance Corp.(a)
08/15/2025	5.250%	266,000	262,815
10/15/2027	5.625%	256,000	254,367
PDC Energy, Inc.
09/15/2024	6.125%	410,000	420,458
RSP Permian, Inc.
01/15/2025	5.250%	449,000	453,230
SM Energy Co.
06/01/2025	5.625%	138,000	131,882
09/15/2026	6.750%	281,000	281,766
Whiting Petroleum Corp.(a)
01/15/2026	6.625%	91,000	92,978
Woodside Finance Ltd.(a)
03/05/2025	3.650%	6,500,000	6,402,103
WPX Energy, Inc.
01/15/2022	6.000%	376,000	391,217
09/15/2024	5.250%	137,000	136,979
Total			26,865,459
Integrated Energy 0.2%
BP Capital Markets PLC
09/19/2027	3.279%	6,920,000	6,711,826
Cenovus Energy, Inc.
04/15/2027	4.250%	4,665,000	4,554,761
Suncor Energy, Inc.
12/01/2024	3.600%	5,000,000	4,996,140
Total			16,262,727

The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Balanced Fund | Semiannual Report 2018	15

Portfolio of Investments  (continued)
February 28, 2018 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Leisure 0.0%
Cedar Fair LP/Canada’s Wonderland Co./Magnum Management Corp./Millenium Operations LLC(a)
04/15/2027	5.375%	187,000	189,124
Live Nation Entertainment, Inc.(a)
11/01/2024	4.875%	132,000	131,113
Total			320,237
Life Insurance 0.5%
American International Group, Inc.
04/01/2026	3.900%	6,500,000	6,484,289
Brighthouse Financial, Inc.(a)
06/22/2027	3.700%	6,000,000	5,616,900
Five Corners Funding Trust(a)
11/15/2023	4.419%	5,725,000	6,008,617
MetLife Global Funding I(a)
12/18/2026	3.450%	4,000,000	3,951,600
Northwestern Mutual Life Insurance Co. (The)(a)
Subordinated
09/30/2047	3.850%	5,000,000	4,714,060
Peachtree Corners Funding Trust(a)
02/15/2025	3.976%	6,000,000	6,036,786
Principal Financial Group, Inc.
05/15/2025	3.400%	5,000,000	4,911,615
Total			37,723,867
Media and Entertainment 0.3%
21st Century Fox America, Inc.
03/15/2033	6.550%	2,981,000	3,757,950
Discovery Communications LLC
06/01/2040	6.350%	5,000,000	5,634,125
Match Group, Inc.
06/01/2024	6.375%	187,000	202,206
Netflix, Inc.
11/15/2026	4.375%	354,000	341,440
Netflix, Inc.(a)
04/15/2028	4.875%	417,000	409,621
Nielsen Luxembourg SARL(a)
02/01/2025	5.000%	234,000	233,900
Outfront Media Capital LLC/Corp.
03/15/2025	5.875%	173,000	175,600
RELX Capital, Inc.
10/15/2022	3.125%	3,000,000	2,957,325
Thomson Reuters Corp.
05/23/2043	4.500%	4,300,000	4,176,844
Time Warner, Inc.
01/15/2026	3.875%	6,000,000	5,904,816
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Univision Communications, Inc.(a)
02/15/2025	5.125%	101,000	93,313
Total			23,887,140
Metals and Mining 0.1%
Big River Steel LLC/Finance Corp.(a)
09/01/2025	7.250%	154,000	162,847
Constellium NV(a)
05/15/2024	5.750%	316,000	319,088
02/15/2026	5.875%	105,000	106,075
Freeport-McMoRan, Inc.
11/14/2024	4.550%	444,000	434,864
03/15/2043	5.450%	385,000	371,413
Grinding Media, Inc./Moly-Cop AltaSteel Ltd.(a)
12/15/2023	7.375%	128,000	134,355
HudBay Minerals, Inc.(a)
01/15/2025	7.625%	244,000	265,447
Novelis Corp.(a)
08/15/2024	6.250%	84,000	86,404
09/30/2026	5.875%	391,000	394,178
Teck Resources Ltd.(a)
06/01/2024	8.500%	144,000	160,345
Teck Resources Ltd.
07/15/2041	6.250%	494,000	544,638
Vale Overseas Ltd.
01/11/2022	4.375%	5,510,000	5,644,108
Total			8,623,762
Midstream 0.5%
Delek Logistics Partners LP(a)
05/15/2025	6.750%	178,000	179,577
Energy Transfer Equity LP
06/01/2027	5.500%	685,000	707,571
Energy Transfer LP
02/01/2042	6.500%	4,315,000	4,764,295
Enterprise Products Operating LLC
02/01/2041	5.950%	4,830,000	5,691,629
Holly Energy Partners LP/Finance Corp.(a)
08/01/2024	6.000%	363,000	374,870
Kinder Morgan Energy Partners LP
03/01/2044	5.500%	7,000,000	7,225,127
MPLX LP
03/01/2027	4.125%	5,500,000	5,468,370
NGPL PipeCo LLC(a)
08/15/2022	4.375%	64,000	64,307
08/15/2027	4.875%	78,000	78,755
12/15/2037	7.768%	55,000	67,632

The accompanying Notes to Financial Statements are an integral part of this statement.
16	Columbia Balanced Fund | Semiannual Report 2018

Portfolio of Investments  (continued)
February 28, 2018 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
NuStar Logistics LP
04/28/2027	5.625%	87,000	86,431
Plains All American Pipeline LP/Finance Corp.
01/15/2037	6.650%	5,000,000	5,708,865
Rockpoint Gas Storage Canada Ltd.(a)
03/31/2023	7.000%	112,000	111,817
Southern Natural Gas Co. LLC(a)
03/15/2047	4.800%	3,000,000	3,142,242
Sunoco LP/Finance Corp.(a)
01/15/2023	4.875%	69,000	68,473
02/15/2026	5.500%	118,000	118,006
03/15/2028	5.875%	71,000	71,041
Tallgrass Energy Partners LP/Finance Corp.(a)
09/15/2024	5.500%	67,000	69,034
01/15/2028	5.500%	171,000	171,584
Targa Resources Partners LP/Finance Corp.
02/01/2027	5.375%	405,000	406,724
Targa Resources Partners LP/Finance Corp.(a)
01/15/2028	5.000%	343,000	333,123
TransMontaigne Partners LP/TLP Finance Corp.
02/15/2026	6.125%	124,000	125,370
Williams Companies, Inc. (The)
06/24/2024	4.550%	293,000	295,232
Total			35,330,075
Natural Gas 0.1%
NiSource, Inc.
02/15/2044	4.800%	4,000,000	4,320,148
Sempra Energy
11/15/2025	3.750%	6,665,000	6,665,213
Total			10,985,361
Office REIT 0.1%
Boston Properties LP
02/01/2026	3.650%	5,000,000	4,959,375
Oil Field Services 0.0%
Ensco PLC
02/01/2026	7.750%	92,000	86,502
Nabors Industries, Inc.(a)
02/01/2025	5.750%	294,000	280,619
Rowan Companies, Inc.
01/15/2024	4.750%	104,000	91,026
SESI LLC(a)
09/15/2024	7.750%	74,000	77,195
Transocean, Inc.(a)
01/15/2026	7.500%	58,000	58,452
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Weatherford International LLC(a)
03/01/2025	9.875%	7,000	6,921
Weatherford International Ltd.
06/15/2023	8.250%	141,000	136,742
Total			737,457
Other Financial Institutions 0.0%
Icahn Enterprises LP/Finance Corp.
02/01/2022	6.250%	133,000	134,970
Other Industry 0.0%
KAR Auction Services, Inc.(a)
06/01/2025	5.125%	213,000	214,760
Other REIT 0.1%
CyrusOne LP/Finance Corp.
03/15/2024	5.000%	110,000	110,835
03/15/2027	5.375%	302,000	304,981
Duke Realty LP
04/15/2023	3.625%	4,391,000	4,426,796
Total			4,842,612
Packaging 0.0%
Ardagh Packaging Finance PLC/Holdings U.S.A., Inc.(a)
05/15/2024	7.250%	277,000	296,714
02/15/2025	6.000%	432,000	443,193
Berry Global, Inc.
10/15/2022	6.000%	77,000	80,134
07/15/2023	5.125%	295,000	301,714
Multi-Color Corp.(a)
11/01/2025	4.875%	179,000	171,936
Reynolds Group Issuer, Inc./LLC
10/15/2020	5.750%	344,033	348,608
Reynolds Group Issuer, Inc./LLC(a)
07/15/2024	7.000%	195,000	205,058
Total			1,847,357
Pharmaceuticals 0.4%
AbbVie, Inc.
05/14/2021	2.300%	4,275,000	4,170,194
Allergan Funding SCS
03/15/2035	4.550%	5,100,000	5,086,704
Amgen, Inc.
03/15/2040	5.750%	2,400,000	2,846,302
Baxalta, Inc.
06/23/2025	4.000%	6,465,000	6,441,461
Catalent Pharma Solutions, Inc.(a)
01/15/2026	4.875%	98,000	97,135

The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Balanced Fund | Semiannual Report 2018	17

Portfolio of Investments  (continued)
February 28, 2018 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Gilead Sciences, Inc.
09/01/2020	2.550%	6,000,000	5,958,984
Jaguar Holding Co. II/Pharmaceutical Product Development LLC(a)
08/01/2023	6.375%	274,000	276,180
Roche Holdings, Inc.(a)
09/30/2024	3.350%	3,500,000	3,519,257
Valeant Pharmaceuticals International, Inc.(a)
03/15/2024	7.000%	223,000	235,349
04/15/2025	6.125%	764,000	671,934
11/01/2025	5.500%	105,000	103,987
Total			29,407,487
Property & Casualty 0.4%
Berkshire Hathaway, Inc.
03/15/2026	3.125%	5,360,000	5,221,299
Chubb Corp. (The)(e)
Junior Subordinated
3-month USD LIBOR + 2.250% 04/15/2037	3.972%	5,000,000	4,995,340
CNA Financial Corp.
03/01/2026	4.500%	5,000,000	5,162,750
Hartford Financial Services Group, Inc. (The)
04/15/2022	5.125%	4,740,000	5,064,216
HUB International Ltd.(a)
10/01/2021	7.875%	432,000	447,021
Loews Corp.
04/01/2026	3.750%	5,725,000	5,770,863
Transatlantic Holdings, Inc.
11/30/2039	8.000%	2,725,000	3,594,719
Total			30,256,208
Railroads 0.1%
CSX Corp.
03/15/2044	4.100%	5,000,000	4,797,625
Union Pacific Corp.
09/15/2037	3.600%	3,915,000	3,782,552
Total			8,580,177
Refining 0.0%
Marathon Petroleum Corp.
03/01/2041	6.500%	800,000	972,156
Restaurants 0.0%
1011778 BC ULC/New Red Finance, Inc.(a)
05/15/2024	4.250%	176,000	169,063
10/15/2025	5.000%	150,000	146,398
BC ULC/New Red Finance, Inc.(a)
01/15/2022	4.625%	255,000	257,294
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
IRB Holding Corp.(a)
02/15/2026	6.750%	72,000	72,063
KFC Holding Co./Pizza Hut Holdings LLC/Taco Bell of America LLC(a)
06/01/2026	5.250%	211,000	214,014
Total			858,832
Retail REIT 0.1%
Kimco Realty Corp.
10/01/2026	2.800%	5,000,000	4,564,045
Simon Property Group LP
02/01/2040	6.750%	3,610,000	4,807,383
Total			9,371,428
Retailers 0.1%
Asbury Automotive Group, Inc.
12/15/2024	6.000%	78,000	80,786
CVS Pass-Through Trust(a)
01/10/2032	7.507%	279,571	331,079
Hanesbrands, Inc.(a)
05/15/2024	4.625%	102,000	101,595
L Brands, Inc.
02/01/2028	5.250%	81,000	77,963
11/01/2035	6.875%	186,000	185,076
Lithia Motors, Inc.(a)
08/01/2025	5.250%	33,000	33,594
Lowe’s Companies, Inc.
04/15/2026	2.500%	5,340,000	4,934,112
Penske Automotive Group, Inc.
12/01/2024	5.375%	36,000	36,137
05/15/2026	5.500%	64,000	63,950
Target Corp.
04/15/2026	2.500%	6,300,000	5,851,787
Total			11,696,079
Supermarkets 0.1%
Kroger Co. (The)
01/15/2048	4.650%	6,115,000	5,909,108
Technology 0.5%
Apple, Inc.
02/09/2024	3.000%	8,400,000	8,290,086
Ascend Learning LLC(a)
08/01/2025	6.875%	75,000	77,421
Broadcom Corp./Cayman Finance Ltd.
01/15/2024	3.625%	7,800,000	7,618,416
Camelot Finance SA(a)
10/15/2024	7.875%	175,000	184,812

The accompanying Notes to Financial Statements are an integral part of this statement.
18	Columbia Balanced Fund | Semiannual Report 2018

Portfolio of Investments  (continued)
February 28, 2018 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CDK Global, Inc.(a)
06/01/2027	4.875%	89,000	88,535
Equinix, Inc.
01/15/2026	5.875%	248,000	259,805
05/15/2027	5.375%	486,000	495,726
First Data Corp.(a)
08/15/2023	5.375%	183,000	186,586
12/01/2023	7.000%	548,000	575,261
Gartner, Inc.(a)
04/01/2025	5.125%	605,000	617,179
Informatica LLC(a)
07/15/2023	7.125%	163,000	166,577
Microsoft Corp.
02/06/2024	2.875%	7,000,000	6,879,439
Oracle Corp.
04/15/2038	6.500%	5,000,000	6,771,645
PTC, Inc.
05/15/2024	6.000%	257,000	270,860
QUALCOMM, Inc.
05/20/2047	4.300%	3,000,000	2,792,208
Qualitytech LP/QTS Finance Corp.(a)
11/15/2025	4.750%	202,000	196,366
Sensata Technologies UK Financing Co. PLC(a)
02/15/2026	6.250%	137,000	145,387
Symantec Corp.(a)
04/15/2025	5.000%	508,000	515,538
Tempo Acquisition LLC/Finance Corp.(a)
06/01/2025	6.750%	202,000	203,454
Vantiv LLC/Vanity Issuer Corp.(a)
11/15/2025	4.375%	85,000	82,414
Total			36,417,715
Transportation Services 0.1%
Avis Budget Car Rental LLC/Finance, Inc.(a)
03/15/2025	5.250%	257,000	248,027
ERAC U.S.A. Finance LLC(a)
10/15/2037	7.000%	3,285,000	4,241,241
Hertz Corp. (The)(a)
06/01/2022	7.625%	179,000	183,885
Total			4,673,153
Wireless 0.1%
Rogers Communications, Inc.
11/15/2026	2.900%	5,000,000	4,703,430
SBA Communications Corp.
07/15/2022	4.875%	180,000	182,393
09/01/2024	4.875%	592,000	584,142
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
SFR Group SA(a)
05/01/2026	7.375%	678,000	653,189
Sprint Communications, Inc.(a)
03/01/2020	7.000%	197,000	208,543
Sprint Corp.
06/15/2024	7.125%	46,000	45,654
02/15/2025	7.625%	689,000	688,379
03/01/2026	7.625%	140,000	139,499
T-Mobile U.S.A., Inc.
01/15/2026	6.500%	648,000	695,080
02/01/2026	4.500%	73,000	71,530
02/01/2028	4.750%	90,000	87,671
Wind Tre SpA(a)
01/20/2026	5.000%	206,000	178,056
Total			8,237,566
Wirelines 0.5%
AT&T, Inc.
08/15/2040	6.000%	10,500,000	11,656,754
CenturyLink, Inc.
04/01/2024	7.500%	309,000	312,019
Deutsche Telekom International Finance BV(a)
09/19/2023	2.485%	6,000,000	5,676,450
Frontier Communications Corp.
01/15/2023	7.125%	181,000	120,548
01/15/2025	6.875%	172,000	104,882
Level 3 Financing, Inc.
08/15/2022	5.375%	127,000	128,452
03/15/2026	5.250%	152,000	145,715
Orange SA
07/08/2019	5.375%	5,001,000	5,172,414
Telecom Italia Capital SA
09/30/2034	6.000%	241,000	253,606
Telecom Italia SpA(a)
05/30/2024	5.303%	163,000	168,925
Telefonica Emisiones SAU
06/20/2036	7.045%	2,800,000	3,563,812
Verizon Communications, Inc.
08/10/2033	4.500%	10,000,000	10,054,480
Zayo Group LLC/Capital, Inc.(a)
01/15/2027	5.750%	381,000	383,288
Total			37,741,345
Total Corporate Bonds & Notes (Cost $800,536,321)			793,802,568

The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Balanced Fund | Semiannual Report 2018	19

Portfolio of Investments  (continued)
February 28, 2018 (Unaudited)
Exchange-Traded Funds 1.0%
	Shares	Value ($)
iShares Core MSCI EAFE ETF	1,079,495	71,397,799
Total Exchange-Traded Funds (Cost $72,408,419)		71,397,799

Foreign Government Obligations(g) 0.4%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Canada 0.3%
Province of Ontario
05/21/2020	1.875%	11,360,000	11,186,090
Province of Quebec
07/29/2020	3.500%	10,275,000	10,482,298
Total			21,668,388
Mexico 0.1%
Petroleos Mexicanos(a)
03/13/2027	6.500%	8,000,000	8,544,224
Total Foreign Government Obligations (Cost $30,087,085)			30,212,612

Inflation-Indexed Bonds 0.9%

United States 0.9%
U.S. Treasury Inflation-Indexed Bond
04/15/2021	0.125%	70,496,166	69,864,959
Total Inflation-Indexed Bonds (Cost $70,143,479)			69,864,959

Residential Mortgage-Backed Securities - Agency 7.9%

Federal Home Loan Mortgage Corp.
05/01/2018- 01/01/2039	5.500%	406,432	442,753
08/01/2018- 05/01/2041	5.000%	1,092,199	1,176,512
10/01/2026- 06/01/2046	3.500%	134,724,477	135,274,515
10/01/2031- 10/01/2039	6.000%	774,074	865,029
01/01/2032- 06/01/2045	3.000%	48,269,371	47,319,128
06/01/2032- 07/01/2032	7.000%	338,200	382,266
03/01/2038	6.500%	8,178	9,264
05/01/2039- 06/01/2041	4.500%	4,441,308	4,688,165
12/01/2042- 12/01/2045	4.000%	55,081,732	56,670,991
CMO Series 1614 Class MZ
11/15/2023	6.500%	9,626	10,240
Residential Mortgage-Backed Securities - Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Federal Home Loan Mortgage Corp.(e)
12-month USD LIBOR + 0.017% 08/01/2036	3.509%	21,052	22,030
12-month USD LIBOR + 0.018% 12/01/2036	3.515%	2,408	2,501
Federal Home Loan Mortgage Corp.(h)
09/01/2043	3.500%	3,445,625	3,460,579
Federal National Mortgage Association
08/01/2018- 02/01/2038	5.500%	183,507	200,881
12/01/2020	5.000%	31,897	32,660
12/01/2025- 07/01/2046	3.500%	135,835,278	136,623,662
07/01/2027- 10/01/2046	3.000%	61,966,117	61,527,485
01/01/2029- 05/01/2047	4.000%	66,970,800	68,749,687
06/01/2031	7.000%	175,754	198,493
07/01/2032- 03/01/2037	6.500%	363,497	405,614
05/01/2040- 06/01/2044	4.500%	5,443,406	5,728,247
Series 2006-M2 Class A2A
10/25/2032	5.271%	1,343,625	1,394,359
Government National Mortgage Association(f)
03/20/2048	4.000%	67,050,000	68,789,109
Total Residential Mortgage-Backed Securities - Agency (Cost $610,066,734)			593,974,170

Residential Mortgage-Backed Securities - Non-Agency 1.1%

Angel Oak Mortgage Trust LLC(a),(b)
CMO Series 2017-1 Class A1
01/25/2047	2.810%	2,380,824	2,344,363
Bayview Opportunity Master Fund IVA Trust(a)
CMO Series 2016-SPL1 Class A
04/28/2055	4.000%	3,656,839	3,711,771
COLT Mortgage Loan Trust(a)
CMO Series 2016-1 Class A1
05/25/2046	3.000%	646,715	655,370
COLT Mortgage Loan Trust(a),(b)
CMO Series 2016-2 Class A1
09/25/2046	2.750%	1,926,659	1,923,734
CMO Series 2016-3 Class A1
12/26/2046	2.800%	4,132,568	4,097,258
CMO Series 2017-1 Class A1
05/27/2047	2.614%	4,267,065	4,155,297
Deephaven Residential Mortgage Trust(a),(b)
CMO Series 2017-1A Class A1
12/26/2046	2.725%	4,389,983	4,390,353
CMO Series 2017-2A Class A1
06/25/2047	2.453%	6,831,120	6,679,858

The accompanying Notes to Financial Statements are an integral part of this statement.
20	Columbia Balanced Fund | Semiannual Report 2018

Portfolio of Investments  (continued)
February 28, 2018 (Unaudited)
Residential Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Equifirst Mortgage Loan Trust(b)
CMO Series 2003-1 Class IF1
12/25/2032	4.010%	48,639	49,002
MFA Trust(a),(b)
CMO Series 2017-RPL1 Class A1
02/25/2057	2.588%	6,395,848	6,330,213
Mill City Mortgage Trust(a)
CMO Series 2015-2 Class A1
09/25/2057	3.000%	1,950,384	1,948,882
CMO Series 2016-1 Class A1
04/25/2057	2.500%	3,550,324	3,499,906
New Residential Mortgage Loan Trust(a)
CMO Series 2016-3A Class A1
09/25/2056	3.750%	2,799,683	2,826,470
New Residential Mortgage Loan Trust(a),(b)
CMO Series 2017-3A Class A1
04/25/2057	4.000%	4,405,088	4,477,276
Towd Point Mortgage Trust(a)
CMO Series 15-5 Class A1
05/25/2055	3.500%	3,221,852	3,245,399
CMO Series 2015-4 Class A1
04/25/2055	3.500%	2,172,034	2,187,047
CMO Series 2015-6 Class A1
04/25/2055	3.500%	3,684,865	3,708,490
CMO Series 2016-1 Class A1
02/25/2055	3.500%	3,916,422	3,944,453
CMO Series 2016-2 Class A1
08/25/2055	3.000%	5,405,380	5,373,976
CMO Series 2016-3 Class A1
04/25/2056	2.250%	2,936,649	2,889,805
CMO Series 2017-1 Class A1
10/25/2056	2.750%	3,853,428	3,817,277
CMO Series 2017-4 Class A1
06/25/2057	2.750%	6,576,253	6,492,555
Towd Point Mortgage Trust(a),(b),(i)
CMO Series 2018-1 Class A1
01/25/2058	3.000%	4,675,000	4,671,987
Verus Securitization Trust(a),(b)
CMO Series 2017-1A Class A1
01/25/2047	2.853%	2,882,693	2,887,770
Total Residential Mortgage-Backed Securities - Non-Agency (Cost $87,446,138)			86,308,512

Senior Loans 0.0%
Borrower	Weighted Average Coupon	Principal Amount ($)	Value ($)
Consumer Products 0.0%
Serta Simmons Bedding LLC(e),(j)
2nd Lien Term Loan
3-month USD LIBOR + 8.000% 05/19/2023	3.648%	171,778	155,889
Technology 0.0%
Ascend Learning LLC(e),(j)
Term Loan
3-month USD LIBOR + 3.250% 07/24/2024	4.838%	26,932	27,022
DigiCert, Inc.(e),(j)
1st Lien Term Loan
3-month USD LIBOR + 4.750% 10/31/2024	4.443%	149,000	150,584
Genesys Telecommunications Laboratories, Inc.(e),(j)
Tranche B2 Term Loan
3-month USD LIBOR + 3.750% 01/30/2024	4.898%	79,401	79,665
Hyland Software, Inc.(e),(j)
Tranche 3 1st Lien Term Loan
3-month USD LIBOR + 3.250% 10/04/2023	5.193%	44,942	45,241
Information Resources, Inc.(e),(j)
2nd Lien Term Loan
3-month USD LIBOR + 8.250% 07/26/2023	4.829%	121,000	121,303
Misys Ltd.(e),(j)
1st Lien Term Loan
3-month USD LIBOR + 3.500% 09/07/2023	3.898%	113,320	113,237
Total			537,052
Total Senior Loans (Cost $700,887)			692,941

U.S. Government & Agency Obligations 1.3%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Federal Farm Credit Banks(e)
1-month USD LIBOR + 0.050% 02/21/2020	1.646%	12,100,000	12,116,057
1-month USD LIBOR + 0.000% 09/25/2020	1.621%	82,100,000	82,104,351
Total U.S. Government & Agency Obligations (Cost $94,203,323)			94,220,408

The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Balanced Fund | Semiannual Report 2018	21

Portfolio of Investments  (continued)
February 28, 2018 (Unaudited)
U.S. Treasury Obligations 2.2%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
U.S. Treasury
08/15/2040	3.875%	125,400,000	141,746,995
02/15/2045	2.500%	25,125,000	22,251,968
Total U.S. Treasury Obligations (Cost $166,407,554)			163,998,963

Money Market Funds 5.7%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 1.544%(k),(l)	432,645,890	432,602,625
Total Money Market Funds (Cost $432,629,848)		432,602,625
Total Investments (Cost: $6,364,408,577)		7,581,009,614
Other Assets & Liabilities, Net		(53,399,467)
Net Assets		7,527,610,147
At February 28, 2018, securities and/or cash totaling $1,197,299 were pledged as collateral.
Investments in derivatives
Long futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
U.S. Treasury 10-Year Note	775	06/2018	USD	93,433,055	—	(104,503)
U.S. Treasury 5-Year Note	200	06/2018	USD	22,797,420	—	(34,768)
Total					—	(139,271)
Notes to Portfolio of Investments
(a)	Represents privately placed and other securities and instruments exempt from SEC registration (collectively, private placements), such as Section 4(a)(2) and Rule 144A eligible securities, which are often sold only to qualified institutional buyers. The Fund may invest in private placements determined to be liquid as well as those determined to be illiquid. Private placements may be determined to be liquid under guidelines established by the Fund’s Board of Trustees. At February 28, 2018, the value of these securities amounted to $448,586,579, which represents 5.96% of net assets.
(b)	Represents a variable rate security where the coupon rate adjusts periodically using the weighted average coupon of the underlying mortgages.
(c)	Non-income producing investment.
(d)	Represents a variable rate security with a step coupon where the rate adjusts according to a schedule for a series of periods, typically lower for an initial period and then increasing to a higher coupon rate thereafter.
(e)	Variable rate security.
(f)	Represents a security purchased on a when-issued basis.
(g)	Principal and interest may not be guaranteed by the government.
(h)	This security or a portion of this security has been pledged as collateral in connection with derivative contracts.
(i)	Valuation based on significant unobservable inputs.
(j)	Senior loans have interest rates that float periodically based primarily on the London Interbank Offered Rate (“LIBOR”) and other short-term rates. The interest rate shown reflects the weighted average coupon as of February 28, 2018. The interest rate for senior loans purchased on a when-issued or delayed delivery basis will be determined upon settlement therefore no weighted average coupon rate is disclosed. Remaining maturities of senior loans may be less than the stated maturities shown as a result of contractual or optional prepayments by the borrower. Such prepayments cannot be predicted.
(k)	The rate shown is the seven-day current annualized yield at February 28, 2018.
The accompanying Notes to Financial Statements are an integral part of this statement.
22	Columbia Balanced Fund | Semiannual Report 2018

Portfolio of Investments  (continued)
February 28, 2018 (Unaudited)
Notes to Portfolio of Investments  (continued)
(l)	As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended February 28, 2018 are as follows:

Issuer	Beginning shares	Shares purchased	Shares sold	Ending shares	Realized gain (loss) — affiliated issuers ($)	Net change in unrealized appreciation (depreciation) — affiliated issuers ($)	Dividends — affiliated issuers ($)	Value — affiliated issuers at end of period ($)
Columbia Short-Term Cash Fund, 1.544%
	524,679,452	839,712,010	(931,745,572)	432,645,890	(4,380)	(38,975)	3,183,248	432,602,625
Abbreviation Legend
CMO	Collateralized Mortgage Obligation
PIK	Payment In Kind
Currency Legend
USD	US Dollar
Fair value measurements
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
¦	Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date. Valuation adjustments are not applied to Level 1 investments.
¦	Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
¦	Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Certain investments that have been measured at fair value using the net asset value (NAV) per share (or its equivalent) are not categorized in the fair value hierarchy. The fair value amounts presented in the table are intended to reconcile the fair value hierarchy to the amounts presented in the Portfolio of Investments. The Columbia Short-Term Cash Fund seeks to provide shareholders with maximum current income consistent with liquidity and stability of principal. Columbia Short-Term Cash Fund prices its shares with a floating NAV and no longer seeks to maintain a stable NAV.
Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.
Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.
The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Balanced Fund | Semiannual Report 2018	23

Portfolio of Investments  (continued)
February 28, 2018 (Unaudited)
Fair value measurements  (continued)
For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions. The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value. This data is also used to corroborate, when available, information received from approved pricing vendors and brokers. Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.
The following table is a summary of the inputs used to value the Fund’s investments at February 28, 2018:
	Level 1 quoted prices in active markets for identical assets ($)	Level 2 other significant observable inputs ($)	Level 3 significant unobservable inputs ($)	Investments measured at net asset value ($)	Total ($)
Investments
Asset-Backed Securities — Non-Agency	—	267,276,324	—	—	267,276,324
Commercial Mortgage-Backed Securities - Agency	—	106,129,648	—	—	106,129,648
Commercial Mortgage-Backed Securities - Non-Agency	—	155,147,937	—	—	155,147,937
Common Stocks
Consumer Discretionary	603,106,835	—	—	—	603,106,835
Consumer Staples	374,842,136	—	—	—	374,842,136
Energy	284,362,469	—	—	—	284,362,469
Financials	863,453,074	—	—	—	863,453,074
Health Care	597,589,740	—	—	—	597,589,740
Industrials	354,308,606	—	—	—	354,308,606
Information Technology	1,271,908,974	—	—	—	1,271,908,974
Materials	163,104,892	—	—	—	163,104,892
Real Estate	68,221,959	—	—	—	68,221,959
Telecommunication Services	134,481,463	—	—	—	134,481,463
Total Common Stocks	4,715,380,148	—	—	—	4,715,380,148
Corporate Bonds & Notes	—	793,802,568	—	—	793,802,568
Exchange-Traded Funds	71,397,799	—	—	—	71,397,799
Foreign Government Obligations	—	30,212,612	—	—	30,212,612
Inflation-Indexed Bonds	—	69,864,959	—	—	69,864,959
Residential Mortgage-Backed Securities - Agency	—	593,974,170	—	—	593,974,170
Residential Mortgage-Backed Securities - Non-Agency	—	81,636,525	4,671,987	—	86,308,512
Senior Loans	—	692,941	—	—	692,941
U.S. Government & Agency Obligations	—	94,220,408	—	—	94,220,408
U.S. Treasury Obligations	163,998,963	—	—	—	163,998,963
Money Market Funds	—	—	—	432,602,625	432,602,625
Total Investments	4,950,776,910	2,192,958,092	4,671,987	432,602,625	7,581,009,614
Derivatives
Liability
Futures Contracts	(139,271)	—	—	—	(139,271)
Total	4,950,637,639	2,192,958,092	4,671,987	432,602,625	7,580,870,343
See the Portfolio of Investments for all investment classifications not indicated in the table.
The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets.
Derivative instruments are valued at unrealized appreciation (depreciation).
There were no transfers of financial assets between levels during the period.
The Fund does not hold any significant investments (greater than one percent of net assets) categorized as Level 3.
The Fund’s assets assigned to the Level 3 category are valued utilizing the valuation technique deemed the most appropriate in the circumstances. Certain residential mortgage backed securities classified as Level 3 securities are valued using the market approach and utilize single market quotations from broker dealers which may have included, but were not limited to, observable transactions for identical or similar assets in the market and the distressed nature of the security. The appropriateness of fair values for these securities is monitored on an ongoing basis which may include results of back testing, manual price reviews and other control procedures. Significant increases (decreases) to any of these inputs would result in a significantly lower (higher) fair value measurement.
The accompanying Notes to Financial Statements are an integral part of this statement.
24	Columbia Balanced Fund | Semiannual Report 2018

Statement of Assets and Liabilities
February 28, 2018 (Unaudited)
Assets
Investments in securities, at value
Unaffiliated issuers (cost $5,931,778,729)	$7,148,406,989
Affiliated issuers (cost $432,629,848)	432,602,625
Cash	578,101
Cash collateral held at broker for:
TBA	240,000
Receivable for:
Investments sold	9,815,893
Capital shares sold	16,990,525
Dividends	6,630,761
Interest	11,776,825
Foreign tax reclaims	118,749
Variation margin for futures contracts	212,500
Prepaid expenses	19,010
Trustees’ deferred compensation plan	139,909
Other assets	111,178
Total assets	7,627,643,065
Liabilities
Payable for:
Investments purchased	7,376,509
Investments purchased on a delayed delivery basis	74,105,904
Capital shares purchased	17,394,206
Management services fees	119,266
Distribution and/or service fees	67,018
Transfer agent fees	689,592
Plan administration fees	95
Compensation of board members	703
Compensation of chief compliance officer	460
Other expenses	139,256
Trustees’ deferred compensation plan	139,909
Total liabilities	100,032,918
Net assets applicable to outstanding capital stock	$7,527,610,147
Represented by
Paid in capital	6,271,534,091
Undistributed net investment income	13,160,729
Accumulated net realized gain	26,453,561
Unrealized appreciation (depreciation) on:
Investments - unaffiliated issuers	1,216,628,260
Investments - affiliated issuers	(27,223)
Futures contracts	(139,271)
Total - representing net assets applicable to outstanding capital stock	$7,527,610,147
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Balanced Fund | Semiannual Report 2018	25

Statement of Assets and Liabilities  (continued)
February 28, 2018 (Unaudited)
Class A
Net assets	$2,939,071,637
Shares outstanding	71,198,214
Net asset value per share	$41.28
Maximum offering price per share(a)	$43.80
Advisor Class(b)
Net assets	$360,792,499
Shares outstanding	8,673,903
Net asset value per share	$41.60
Class C
Net assets	$1,626,033,761
Shares outstanding	39,526,614
Net asset value per share	$41.14
Institutional Class(c)
Net assets	$1,843,607,595
Shares outstanding	44,730,354
Net asset value per share	$41.22
Institutional 2 Class(d)
Net assets	$336,147,823
Shares outstanding	8,150,653
Net asset value per share	$41.24
Institutional 3 Class(e)
Net assets	$287,758,704
Shares outstanding	6,916,131
Net asset value per share	$41.61
Class K
Net assets	$474,771
Shares outstanding	11,524
Net asset value per share	$41.20
Class R
Net assets	$133,720,696
Shares outstanding	3,239,825
Net asset value per share	$41.27
Class T
Net assets	$2,661
Shares outstanding	64
Net asset value per share(f)	$41.28
Maximum offering price per share(g)	$42.34

(a)	The maximum offering price per share is calculated by dividing the net asset value per share by 1.0 minus the maximum sales charge of 5.75% for Class A shares.
(b)	Prior to November 1, 2017, Advisor Class shares were known as Class R4 shares.
(c)	Prior to November 1, 2017, Institutional Class shares were known as Class Z shares.
(d)	Prior to November 1, 2017, Institutional 2 Class shares were known as Class R5 shares.
(e)	Prior to November 1, 2017, Institutional 3 Class shares were known as Class Y shares.
(f)	Net asset value per share rounds to this amount due to fractional shares outstanding.
(g)	The maximum offering price per share is calculated by dividing the net asset value per share by 1.0 minus the maximum sales charge of 2.50% per transaction for Class T shares.
The accompanying Notes to Financial Statements are an integral part of this statement.
26	Columbia Balanced Fund | Semiannual Report 2018

Statement of Operations
Six Months Ended February 28, 2018 (Unaudited)
Net investment income
Income:
Dividends — unaffiliated issuers	$39,243,520
Dividends — affiliated issuers	3,183,248
Interest	33,279,333
Foreign taxes withheld	(121,220)
Total income	75,584,881
Expenses:
Management services fees	21,172,933
Distribution and/or service fees
Class A	3,640,782
Class C	7,927,336
Class R	343,795
Class T	3
Transfer agent fees
Class A	1,563,253
Advisor Class(a)	184,088
Class C	850,923
Institutional Class(b)	961,326
Institutional 2 Class(c)	99,273
Institutional 3 Class(d)	13,340
Class K	140
Class R	73,795
Class T	2
Plan administration fees
Class K	591
Compensation of board members	65,567
Custodian fees	39,423
Printing and postage fees	211,327
Registration fees	169,110
Audit fees	21,100
Legal fees	86,078
Compensation of chief compliance officer	1,440
Other	87,836
Total expenses	37,513,461
Net investment income	38,071,420
Realized and unrealized gain (loss) — net
Net realized gain (loss) on:
Investments — unaffiliated issuers	102,513,227
Investments — affiliated issuers	(4,380)
Foreign currency translations	501
Futures contracts	(3,932,472)
Net realized gain	98,576,876
Net change in unrealized appreciation (depreciation) on:
Investments — unaffiliated issuers	145,837,284
Investments — affiliated issuers	(38,975)
Futures contracts	(292,984)
Net change in unrealized appreciation (depreciation)	145,505,325
Net realized and unrealized gain	244,082,201
Net increase in net assets resulting from operations	$282,153,621

(a)	Prior to November 1, 2017, Advisor Class shares were known as Class R4 shares.
(b)	Prior to November 1, 2017, Institutional Class shares were known as Class Z shares.
(c)	Prior to November 1, 2017, Institutional 2 Class shares were known as Class R5 shares.
(d)	Prior to November 1, 2017, Institutional 3 Class shares were known as Class Y shares.
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Balanced Fund | Semiannual Report 2018	27

Statement of Changes in Net Assets
	Six Months Ended February 28, 2018 (Unaudited)	Year Ended August 31, 2017 (a)
Operations
Net investment income	$38,071,420	$64,258,715
Net realized gain	98,576,876	73,773,485
Net change in unrealized appreciation (depreciation)	145,505,325	456,058,348
Net increase in net assets resulting from operations	282,153,621	594,090,548
Distributions to shareholders
Net investment income
Class A	(17,915,952)	(31,419,357)
Advisor Class(b)	(2,481,832)	(1,891,778)
Class B(c)	—	(15,938)
Class C	(3,847,464)	(4,281,484)
Institutional Class(d)	(13,264,998)	(15,800,647)
Institutional 2 Class(e)	(2,589,569)	(3,044,013)
Institutional 3 Class(f)	(1,876,003)	(2,015,122)
Class K	(3,059)	(152,413)
Class R	(682,167)	(735,523)
Class T	(16)	(6)
Net realized gains
Class A	(43,794,689)	(10,277,146)
Advisor Class(b)	(5,173,147)	(429,875)
Class B(c)	—	(18,534)
Class C	(23,969,628)	(4,465,030)
Institutional Class(d)	(27,034,029)	(3,039,354)
Institutional 2 Class(e)	(5,273,688)	(637,036)
Institutional 3 Class(f)	(4,144,929)	(444,743)
Class K	(7,102)	(75,695)
Class R	(2,079,859)	(268,851)
Class T	(40)	—
Total distributions to shareholders	(154,138,171)	(79,012,545)
Increase in net assets from capital stock activity	274,726,449	994,657,535
Total increase in net assets	402,741,899	1,509,735,538
Net assets at beginning of period	7,124,868,248	5,615,132,710
Net assets at end of period	$7,527,610,147	$7,124,868,248
Undistributed net investment income	$13,160,729	$17,750,369

(a)	Class T shares are based on operations from April 3, 2017 (commencement of operations) through the stated period end.
(b)	Prior to November 1, 2017, Advisor Class shares were known as Class R4 shares.
(c)	Effective July 17, 2017, Class B shares were automatically converted to Class A shares.
(d)	Prior to November 1, 2017, Institutional Class shares were known as Class Z shares.
(e)	Prior to November 1, 2017, Institutional 2 Class shares were known as Class R5 shares.
(f)	Prior to November 1, 2017, Institutional 3 Class shares were known as Class Y shares.
The accompanying Notes to Financial Statements are an integral part of this statement.
28	Columbia Balanced Fund | Semiannual Report 2018

Statement of Changes in Net Assets   (continued)
	Six Months Ended		Year Ended
	February 28, 2018 (Unaudited)		August 31, 2017 (a)
	Shares	Dollars ($)	Shares	Dollars ($)
Capital stock activity
Class A(b)
Subscriptions (c)	6,977,886	288,675,420	24,772,439	945,332,855
Distributions reinvested	1,437,741	58,973,785	1,045,100	39,678,883
Redemptions	(8,133,451)	(336,101,161)	(33,774,711)	(1,309,765,943)
Net increase (decrease)	282,176	11,548,044	(7,957,172)	(324,754,205)
Advisor Class(d)
Subscriptions	1,764,609	73,312,095	5,915,668	234,427,027
Distributions reinvested	183,080	7,561,515	58,826	2,263,044
Redemptions	(1,056,063)	(44,051,261)	(1,156,822)	(45,169,223)
Net increase	891,626	36,822,349	4,817,672	191,520,848
Class B(b)
Subscriptions	—	—	14,471	541,609
Distributions reinvested	—	—	846	31,720
Redemptions (c)	—	—	(185,775)	(7,216,956)
Net decrease	—	—	(170,458)	(6,643,627)
Class C
Subscriptions	4,370,964	180,232,194	11,563,817	441,849,546
Distributions reinvested	641,574	26,289,992	213,858	8,054,282
Redemptions	(3,503,441)	(144,435,135)	(7,571,868)	(291,220,044)
Net increase	1,509,097	62,087,051	4,205,807	158,683,784
Institutional Class(e)
Subscriptions	7,010,787	289,090,147	28,546,277	1,101,924,164
Distributions reinvested	831,134	34,009,838	405,893	15,534,982
Redemptions	(6,401,604)	(263,637,017)	(8,808,209)	(338,109,754)
Net increase	1,440,317	59,462,968	20,143,961	779,349,392
Institutional 2 Class(f)
Subscriptions	3,109,529	128,357,717	4,167,519	160,934,986
Distributions reinvested	192,013	7,861,530	96,352	3,675,206
Redemptions	(2,872,826)	(119,021,228)	(1,372,685)	(52,679,229)
Net increase	428,716	17,198,019	2,891,186	111,930,963
Institutional 3 Class(g)
Subscriptions	3,047,114	125,798,945	2,223,648	86,597,736
Distributions reinvested	130,544	5,393,637	60,495	2,323,884
Redemptions	(917,319)	(38,333,994)	(761,880)	(29,574,327)
Net increase	2,260,339	92,858,588	1,522,263	59,347,293
Class K
Subscriptions	56	2,281	38,103	1,428,499
Distributions reinvested	246	10,079	6,113	227,986
Redemptions	(351)	(14,362)	(659,481)	(24,828,066)
Net decrease	(49)	(2,002)	(615,265)	(23,171,581)
Class R
Subscriptions	522,821	21,652,030	2,180,027	84,852,665
Distributions reinvested	47,102	1,933,167	14,354	547,735
Redemptions	(695,251)	(28,833,765)	(958,372)	(37,008,232)
Net increase (decrease)	(125,328)	(5,248,568)	1,236,009	48,392,168
Class T
Subscriptions	—	—	64	2,500
Net increase	—	—	64	2,500
Total net increase	6,686,894	274,726,449	26,074,067	994,657,535

The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Balanced Fund | Semiannual Report 2018	29

Statement of Changes in Net Assets   (continued)
(a)	Class T shares are based on operations from April 3, 2017 (commencement of operations) through the stated period end.
(b)	Effective July 17, 2017, Class B shares were automatically converted to Class A shares.
(c)	Includes conversions of Class B shares to Class A shares, if any.
(d)	Prior to November 1, 2017, Advisor Class shares were known as Class R4 shares.
(e)	Prior to November 1, 2017, Institutional Class shares were known as Class Z shares.
(f)	Prior to November 1, 2017, Institutional 2 Class shares were known as Class R5 shares.
(g)	Prior to November 1, 2017, Institutional 3 Class shares were known as Class Y shares.
The accompanying Notes to Financial Statements are an integral part of this statement.
30	Columbia Balanced Fund | Semiannual Report 2018

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Columbia Balanced Fund | Semiannual Report 2018	31

Financial Highlights
The following table is intended to help you understand the Fund’s financial performance. Certain information reflects financial results for a single share of a class held for the periods shown. Per share net investment income (loss) amounts are calculated based on average shares outstanding during the period. Total return assumes reinvestment of all dividends and distributions, if any. Total return does not reflect payment of sales charges, if any. Total return and portfolio turnover are not annualized for periods of less than one year. The portfolio turnover rate is calculated without regard to purchase and sales transactions of short-term instruments and certain derivatives, if any. If such transactions were included, the Fund’s portfolio turnover rate may be higher.
Year ended (except as noted)	Net asset value, beginning of period	Net investment income	Net realized and unrealized gain (loss)	Total from investment operations	Distributions from net investment income	Distributions from net realized gains
Class A
2/28/2018 (c)	$40.56	0.23	1.36	1.59	(0.25)	(0.62)
8/31/2017	$37.54	0.42	3.12	3.54	(0.40)	(0.12)
8/31/2016	$35.80	0.38	2.62	3.00	(0.58)	(0.68)
8/31/2015	$37.01	0.75 (f)	(0.23)	0.52	(0.40)	(1.33)
8/31/2014	$31.83	0.32	5.16	5.48	(0.30)	—
8/31/2013	$28.21	0.28	3.64	3.92	(0.30)	—
Advisor Class(g)
2/28/2018 (c)	$40.87	0.28	1.38	1.66	(0.31)	(0.62)
8/31/2017	$37.82	0.53	3.14	3.67	(0.50)	(0.12)
8/31/2016	$36.06	0.48	2.63	3.11	(0.67)	(0.68)
8/31/2015	$37.27	0.88 (f)	(0.27)	0.61	(0.49)	(1.33)
8/31/2014	$32.03	0.42	5.18	5.60	(0.38)	—
8/31/2013 (i)	$28.25	0.29	3.76	4.05	(0.27)	—
Class C
2/28/2018 (c)	$40.42	0.07	1.37	1.44	(0.10)	(0.62)
8/31/2017	$37.42	0.14	3.10	3.24	(0.12)	(0.12)
8/31/2016	$35.68	0.11	2.62	2.73	(0.31)	(0.68)
8/31/2015	$36.92	0.56 (f)	(0.32)	0.24	(0.15)	(1.33)
8/31/2014	$31.75	0.07	5.14	5.21	(0.05)	—
8/31/2013	$28.15	0.05	3.63	3.68	(0.08)	—
Institutional Class(k)
2/28/2018 (c)	$40.50	0.28	1.37	1.65	(0.31)	(0.62)
8/31/2017	$37.48	0.53	3.11	3.64	(0.50)	(0.12)
8/31/2016	$35.75	0.47	2.61	3.08	(0.67)	(0.68)
8/31/2015	$36.96	0.83 (f)	(0.22)	0.61	(0.49)	(1.33)
8/31/2014	$31.78	0.41	5.15	5.56	(0.38)	—
8/31/2013	$28.17	0.35	3.63	3.98	(0.37)	—
Institutional 2 Class(l)
2/28/2018 (c)	$40.53	0.29	1.36	1.65	(0.32)	(0.62)
8/31/2017	$37.51	0.55	3.12	3.67	(0.53)	(0.12)
8/31/2016	$35.78	0.51	2.60	3.11	(0.70)	(0.68)
8/31/2015	$36.99	0.97 (f)	(0.32)	0.65	(0.53)	(1.33)
8/31/2014	$31.80	0.45	5.14	5.59	(0.42)	—
8/31/2013	$28.17	0.39	3.64	4.03	(0.40)	—
The accompanying Notes to Financial Statements are an integral part of this statement.
32	Columbia Balanced Fund | Semiannual Report 2018

Total distributions to shareholders	Reimbursement from affiliate	Net asset value, end of period	Total return	Total gross expense ratio to average net assets(a)	Total net expense ratio to average net assets(a),(b)	Net investment income ratio to average net assets	Portfolio turnover	Net assets, end of period (000’s)

(0.87)	—	$41.28	3.95%	0.95% (d)	0.95% (d)	1.10% (d)	37%	$2,939,072
(0.52)	—	$40.56	9.54%	0.97%	0.97% (e)	1.10%	63%	$2,876,519
(1.26)	—	$37.54	8.60%	1.03%	1.03% (e)	1.06%	60%	$2,960,832
(1.73)	—	$35.80	1.38%	1.06%	1.06% (e)	2.03%	102%	$1,885,538
(0.30)	—	$37.01	17.29%	1.09%	1.09% (e)	0.94%	109%	$1,344,071
(0.30)	—	$31.83	13.97%	1.14%	1.13% (e)	0.91%	141%	$994,163

(0.93)	—	$41.60	4.07%	0.70% (d)	0.70% (d)	1.35% (d)	37%	$360,792
(0.62)	—	$40.87	9.82%	0.72%	0.72% (e)	1.37%	63%	$318,026
(1.35)	—	$37.82	8.86%	0.78%	0.78% (e)	1.33%	60%	$112,108
(1.82)	—	$36.06	1.62%	0.81%	0.81% (e)	2.37%	102%	$38,489
(0.38)	0.02	$37.27	17.64% (h)	0.84%	0.84% (e)	1.21%	109%	$15,596
(0.27)	—	$32.03	14.40%	0.88% (d)	0.88% (d),(e)	1.14% (d)	141%	$3,515

(0.72)	—	$41.14	3.57%	1.70% (d)	1.70% (d)	0.35% (d)	37%	$1,626,034
(0.24)	—	$40.42	8.71%	1.72%	1.72% (e)	0.35%	63%	$1,536,796
(0.99)	—	$37.42	7.80%	1.78%	1.78% (e)	0.32%	60%	$1,265,079
(1.48)	—	$35.68	0.63%	1.81%	1.81% (e)	1.52%	102%	$612,243
(0.05)	0.01	$36.92	16.44% (j)	1.84%	1.84% (e)	0.19%	109%	$295,665
(0.08)	—	$31.75	13.12%	1.89%	1.88% (e)	0.16%	141%	$149,581

(0.93)	—	$41.22	4.09%	0.70% (d)	0.70% (d)	1.35% (d)	37%	$1,843,608
(0.62)	—	$40.50	9.83%	0.72%	0.72% (e)	1.36%	63%	$1,753,306
(1.35)	—	$37.48	8.85%	0.78%	0.78% (e)	1.32%	60%	$867,554
(1.82)	—	$35.75	1.64%	0.81%	0.81% (e)	2.24%	102%	$480,162
(0.38)	—	$36.96	17.60%	0.84%	0.84% (e)	1.18%	109%	$364,457
(0.37)	—	$31.78	14.24%	0.89%	0.88% (e)	1.16%	141%	$308,945

(0.94)	—	$41.24	4.09%	0.65% (d)	0.65% (d)	1.40% (d)	37%	$336,148
(0.65)	—	$40.53	9.91%	0.66%	0.66%	1.42%	63%	$312,952
(1.38)	—	$37.51	8.96%	0.68%	0.68%	1.41%	60%	$181,221
(1.86)	—	$35.78	1.74%	0.70%	0.70%	2.63%	102%	$110,946
(0.42)	0.02	$36.99	17.76% (h)	0.73%	0.73%	1.30%	109%	$47,848
(0.40)	—	$31.80	14.42%	0.76%	0.76%	1.26%	141%	$29,617
Columbia Balanced Fund | Semiannual Report 2018	33

Financial Highlights  (continued)
Year ended (except as noted)	Net asset value, beginning of period	Net investment income	Net realized and unrealized gain (loss)	Total from investment operations	Distributions from net investment income	Distributions from net realized gains
Institutional 3 Class(m)
2/28/2018 (c)	$40.88	0.30	1.38	1.68	(0.33)	(0.62)
8/31/2017	$37.83	0.57	3.15	3.72	(0.55)	(0.12)
8/31/2016	$36.07	0.53	2.63	3.16	(0.72)	(0.68)
8/31/2015	$37.28	1.21 (f)	(0.54)	0.67	(0.55)	(1.33)
8/31/2014	$32.04	0.47	5.19	5.66	(0.44)	—
8/31/2013 (o)	$28.25	0.34	3.75	4.09	(0.30)	—
Class K
2/28/2018 (c)	$40.49	0.23	1.37	1.60	(0.27)	(0.62)
8/31/2017	$37.48	0.39	3.18	3.57	(0.44)	(0.12)
8/31/2016	$35.75	0.41	2.61	3.02	(0.61)	(0.68)
8/31/2015	$36.96	0.69 (f)	(0.13)	0.56	(0.44)	(1.33)
8/31/2014	$31.80	0.35	5.15	5.50	(0.34)	—
8/31/2013	$28.18	0.31	3.64	3.95	(0.33)	—
Class R
2/28/2018 (c)	$40.56	0.17	1.36	1.53	(0.20)	(0.62)
8/31/2017	$37.54	0.33	3.12	3.45	(0.31)	(0.12)
8/31/2016	$35.79	0.29	2.63	2.92	(0.49)	(0.68)
8/31/2015	$37.01	0.73 (f)	(0.31)	0.42	(0.31)	(1.33)
8/31/2014	$31.82	0.24	5.15	5.39	(0.21)	—
8/31/2013	$28.19	0.20	3.65	3.85	(0.22)	—
The accompanying Notes to Financial Statements are an integral part of this statement.
34	Columbia Balanced Fund | Semiannual Report 2018

Total distributions to shareholders	Reimbursement from affiliate	Net asset value, end of period	Total return	Total gross expense ratio to average net assets(a)	Total net expense ratio to average net assets(a),(b)	Net investment income ratio to average net assets	Portfolio turnover	Net assets, end of period (000’s)

(0.95)	—	$41.61	4.12%	0.61% (d)	0.61% (d)	1.47% (d)	37%	$287,759
(0.67)	—	$40.88	9.96%	0.61%	0.61%	1.47%	63%	$190,322
(1.40)	—	$37.83	9.02%	0.63%	0.63%	1.47%	60%	$118,553
(1.88)	—	$36.07	1.78%	0.66%	0.66%	3.27%	102%	$65,758
(0.44)	0.02	$37.28	17.84% (n)	0.68%	0.68%	1.35%	109%	$17,106
(0.30)	—	$32.04	14.54%	0.70% (d)	0.70% (d)	1.34% (d)	141%	$9,784

(0.89)	—	$41.20	3.96%	0.90% (d)	0.90% (d)	1.15% (d)	37%	$475
(0.56)	—	$40.49	9.62%	0.90%	0.90%	1.05%	63%	$469
(1.29)	—	$37.48	8.69%	0.93%	0.93%	1.15%	60%	$23,494
(1.77)	—	$35.75	1.49%	0.95%	0.95%	1.86%	102%	$22,260
(0.34)	—	$36.96	17.39%	0.97%	0.97%	1.00%	109%	$23,303
(0.33)	—	$31.80	14.11%	1.01%	1.01%	1.02%	141%	$70,411

(0.82)	—	$41.27	3.80%	1.20% (d)	1.20% (d)	0.85% (d)	37%	$133,721
(0.43)	—	$40.56	9.27%	1.22%	1.22% (e)	0.86%	63%	$136,478
(1.17)	—	$37.54	8.35%	1.28%	1.28% (e)	0.82%	60%	$79,917
(1.64)	—	$35.79	1.10%	1.31%	1.31% (e)	1.97%	102%	$37,089
(0.21)	0.01	$37.01	17.04% (j)	1.34%	1.34% (e)	0.69%	109%	$21,445
(0.22)	—	$31.82	13.73%	1.39%	1.38% (e)	0.64%	141%	$13,113
Columbia Balanced Fund | Semiannual Report 2018	35

Financial Highlights  (continued)
Year ended (except as noted)	Net asset value, beginning of period	Net investment income	Net realized and unrealized gain (loss)	Total from investment operations	Distributions from net investment income	Distributions from net realized gains
Class T
2/28/2018 (c)	$40.56	0.23	1.37	1.60	(0.26)	(0.62)
8/31/2017 (p)	$38.78	0.20	1.68	1.88	(0.10)	—

Notes to Financial Highlights
(a)	In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund’s reported expense ratios.
(b)	Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.
(c)	For the six months ended February 28, 2018 (unaudited).
(d)	Annualized.
(e)	The benefits derived from expense reductions had an impact of less than 0.01%.
(f)	Net investment income per share includes special dividends. The per share effect of these dividends amounted to:

Year ended	Class A	Advisor Class	Class C	Institutional Class	Institutional 2 Class	Institutional 3 Class	Class K	Class R
08/31/2015	$ 0.48	$ 0.51	$ 0.56	$ 0.47	$ 0.57	$ 0.78	$ 0.39	$ 0.55

(g)	Prior to November 1, 2017, Advisor Class shares were known as Class R4 shares.
(h)	The Fund received a payment from an affiliate. Had the Fund not received this payment, the total return would have been lower by 0.05%.
(i)	Advisor Class shares commenced operations on November 8, 2012. Per share data and total return reflect activity from that date.
(j)	The Fund received a payment from an affiliate. Had the Fund not received this payment, the total return would have been lower by 0.03%.
(k)	Prior to November 1, 2017, Institutional Class shares were known as Class Z shares.
(l)	Prior to November 1, 2017, Institutional 2 Class shares were known as Class R5 shares.
(m)	Prior to November 1, 2017, Institutional 3 Class shares were known as Class Y shares.
(n)	The Fund received a payment from an affiliate. Had the Fund not received this payment, the total return would have been lower by 0.04%.
(o)	Institutional 3 Class shares commenced operations on November 8, 2012. Per share data and total return reflect activity from that date.
(p)	Class T shares commenced operations on April 3, 2017. Per share data and total return reflect activity from that date.
The accompanying Notes to Financial Statements are an integral part of this statement.
36	Columbia Balanced Fund | Semiannual Report 2018

Total distributions to shareholders	Reimbursement from affiliate	Net asset value, end of period	Total return	Total gross expense ratio to average net assets(a)	Total net expense ratio to average net assets(a),(b)	Net investment income ratio to average net assets	Portfolio turnover	Net assets, end of period (000’s)

(0.88)	—	$41.28	3.95%	0.94% (d)	0.94% (d)	1.15% (d)	37%	$3
(0.10)	—	$40.56	4.84%	0.97% (d)	0.97% (d),(e)	1.22% (d)	63%	$3
Columbia Balanced Fund | Semiannual Report 2018	37

Notes to Financial Statements
February 28, 2018 (Unaudited)
Note 1. Organization
Columbia Balanced Fund (the Fund), a series of Columbia Funds Series Trust I (the Trust), is a diversified fund. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.
Fund shares
The Trust may issue an unlimited number of shares (without par value). Although all share classes generally have identical voting, dividend and liquidation rights, each share class votes separately when required by the Trust’s organizational documents or by law. Different share classes pay different distribution amounts to the extent the expenses of such share classes differ, and distributions in liquidation will be proportional to the net asset value of each share class. Each share class has its own expense and sales charge structure. The Fund offers each of the share classes identified below.
Class A shares are subject to a maximum front-end sales charge of 5.75% based on the initial investment amount. Class A shares purchased without an initial sales charge in accounts aggregating $1 million to $50 million at the time of purchase are subject to a contingent deferred sales charge (CDSC) if the shares are sold within 18 months after purchase, charged as follows: 1.00% CDSC if redeemed within 12 months after purchase, and 0.50% CDSC if redeemed more than 12, but less than 18, months after purchase.
Advisor Class shares are not subject to sales charges and are generally available only to omnibus retirement plans and certain investors as described in the Fund’s prospectus. Prior to November 1, 2017, Advisor Class shares were known as Class R4 shares.
Class C shares are subject to a 1.00% CDSC on shares redeemed within 12 months after purchase.
Institutional Class shares are not subject to sales charges and are generally available only to eligible investors, which are subject to different investment minimums as described in the Fund’s prospectus. Prior to November 1, 2017, Institutional Class shares were known as Class Z shares.
Institutional 2 Class shares are not subject to sales charges and are generally available only to investors purchasing through authorized investment professionals and omnibus retirement plans as described in the Fund’s prospectus. Prior to November 1, 2017, Institutional 2 Class shares were known as Class R5 shares.
Institutional 3 Class shares are not subject to sales charges and are available to institutional and certain other investors as described in the Fund’s prospectus. Prior to November 1, 2017, Institutional 3 Class shares were known as Class Y shares.
The Fund no longer accepts investments by existing investors in Class K shares. When available, Class K shares were not subject to sales charges and were made available only to existing investors in Class K shares. On March 9, 2018, Class K shares were redeemed or exchanged for Advisor Class shares of the Fund in a tax free transaction that had no impact on fees and expenses paid by the shareholders.
Class R shares are not subject to sales charges and are generally available only to certain retirement plans and other investors as described in the Fund’s prospectus.
Class T shares are subject to a maximum front-end sales charge of 2.50% per transaction and must be purchased through financial intermediaries that, by written agreement with Columbia Management Investment Distributors, Inc., are specifically authorized to sell Class T shares.
Note 2. Summary of significant accounting policies
Basis of preparation
The Fund is an investment company that applies the accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services - Investment Companies (ASC 946). The financial statements are prepared in accordance with U.S. generally accepted accounting principles (GAAP), which
38	Columbia Balanced Fund | Semiannual Report 2018

Notes to Financial Statements  (continued)
February 28, 2018 (Unaudited)
requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.
The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.
Security valuation
All equity securities and exchange-traded funds are valued at the close of business of the New York Stock Exchange. Equity securities and exchange-traded funds are valued at the last quoted sales price on the principal exchange or market on which they trade, except for securities traded on the NASDAQ Stock Market, which are valued at the NASDAQ official close price. Unlisted securities or listed securities for which there were no sales during the day are valued at the mean of the latest quoted bid and ask prices on such exchanges or markets.
Debt securities generally are valued by pricing services approved by the Board of Trustees based upon market transactions for normal, institutional-size trading units of similar securities. The services may use various pricing techniques that take into account, as applicable, factors such as yield, quality, coupon rate, maturity, type of issue, trading characteristics and other data, as well as approved independent broker-dealer quotes. Debt securities for which quotations are not readily available or not believed to be reflective of market value may also be valued based upon a bid quote from an approved independent broker-dealer. Debt securities maturing in 60 days or less are valued primarily at amortized cost value, unless this method results in a valuation that management believes does not approximate market value.
Asset- and mortgage-backed securities are generally valued by pricing services, which utilize pricing models that incorporate the securities’ cash flow and loan performance data. These models also take into account available market data, including trades, market quotations, and benchmark yield curves for identical or similar securities. Factors used to identify similar securities may include, but are not limited to, issuer, collateral type, vintage, prepayment speeds, collateral performance, credit ratings, credit enhancement and expected life. Asset-backed securities for which quotations are readily available may also be valued based upon an over-the-counter or exchange bid quote from an approved independent broker-dealer.
Senior loan securities for which reliable market quotations are readily available are generally valued by pricing services at the average of the bids received.
Foreign equity securities are valued based on the closing price on the foreign exchange in which such securities are primarily traded. If any foreign equity security closing prices are not readily available, the securities are valued at the mean of the latest quoted bid and ask prices on such exchanges or markets. Foreign currency exchange rates are generally determined at 4:00 p.m. Eastern (U.S.) time. Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange; therefore, the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the New York Stock Exchange. In those situations, foreign securities will be fair valued pursuant to a policy adopted by the Board of Trustees, including, if available, utilizing a third party pricing service to determine these fair values. The third party pricing service takes into account multiple factors, including, but not limited to, movements in the U.S. securities markets, certain depositary receipts, futures contracts and foreign exchange rates that have occurred subsequent to the close of the foreign exchange or market, to determine a good faith estimate that reasonably reflects the current market conditions as of the close of the New York Stock Exchange. The fair value of a security is likely to be different from the quoted or published price, if available.
Investments in open-end investment companies, including money market funds, are valued at their latest net asset value.
Futures and options on futures contracts are valued based upon the settlement price at the close of regular trading on their principal exchanges or, in the absence of transactions, at the mean of the latest quoted bid and ask prices.
Investments for which market quotations are not readily available, or that have quotations which management believes are not reflective of market value or reliable, are valued at fair value as determined in good faith under procedures approved by and under the general supervision of the Board of Trustees. If a security or class of securities (such as foreign securities) is valued at fair value, such value is likely to be different from the quoted or published price for the security.
Columbia Balanced Fund | Semiannual Report 2018	39

Notes to Financial Statements  (continued)
February 28, 2018 (Unaudited)
The determination of fair value often requires significant judgment. To determine fair value, management may use assumptions including but not limited to future cash flows and estimated risk premiums. Multiple inputs from various sources may be used to determine fair value.
GAAP requires disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category. This information is disclosed following the Fund’s Portfolio of Investments.
Foreign currency transactions and translations
The values of all assets and liabilities denominated in foreign currencies are generally translated into U.S. dollars at exchange rates determined at the close of regular trading on the New York Stock Exchange. Net realized and unrealized gains (losses) on foreign currency transactions and translations include gains (losses) arising from the fluctuation in exchange rates between trade and settlement dates on securities transactions, gains (losses) arising from the disposition of foreign currency and currency gains (losses) between the accrual and payment dates on dividends, interest income and foreign withholding taxes.
For financial statement purposes, the Fund does not distinguish that portion of gains (losses) on investments which is due to changes in foreign exchange rates from that which is due to changes in market prices of the investments. Such fluctuations are included with the net realized and unrealized gains (losses) on investments in the Statement of Operations.
Derivative instruments
The Fund invests in certain derivative instruments, as detailed below, to meet its investment objectives. Derivatives are instruments whose values depend on, or are derived from, in whole or in part, the value of one or more securities, currencies, commodities, indices, or other assets or instruments. Derivatives may be used to increase investment flexibility (including to maintain cash reserves while maintaining desired exposure to certain assets), for risk management (hedging) purposes, to facilitate trading, to reduce transaction costs and to pursue higher investment returns. The Fund may also use derivative instruments to mitigate certain investment risks, such as foreign currency exchange rate risk, interest rate risk and credit risk. Derivatives may involve various risks, including the potential inability of the counterparty to fulfill its obligations under the terms of the contract, the potential for an illiquid secondary market (making it difficult for the Fund to sell or terminate, including at favorable prices) and the potential for market movements which may expose the Fund to gains or losses in excess of the amount shown in the Statement of Assets and Liabilities. The notional amounts of derivative instruments, if applicable, are not recorded in the financial statements.
A derivative instrument may suffer a marked-to-market loss if the value of the contract decreases due to an unfavorable change in the market rates or values of the underlying instrument. Losses can also occur if the counterparty does not perform its obligations under the contract. The Fund’s risk of loss from counterparty credit risk on over-the-counter derivatives is generally limited to the aggregate unrealized gain netted against any collateral held by the Fund and the amount of any variation margin held by the counterparty, plus any replacement costs or related amounts. With exchange-traded or centrally cleared derivatives, there is reduced counterparty credit risk to the Fund since the clearinghouse or central counterparty (CCP) provides some protection in the case of clearing member default. The clearinghouse or CCP stands between the buyer and the seller of the contract; therefore, additional counterparty credit risk is failure of the clearinghouse or CCP. However, credit risk still exists in exchange-traded or centrally cleared derivatives with respect to initial and variation margin that is held in a broker’s customer account. While brokers are required to segregate customer margin from their own assets, in the event that a broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the broker for all its clients, U.S. bankruptcy laws will typically allocate that shortfall on a pro-rata basis across all the broker’s customers (including the Fund), potentially resulting in losses to the Fund.
In order to better define its contractual rights and to secure rights that will help the Fund mitigate its counterparty risk, the Fund may enter into an International Swaps and Derivatives Association, Inc. Master Agreement (ISDA Master Agreement) or similar agreement with its derivatives contract counterparties. An ISDA Master Agreement is an agreement between the Fund and a counterparty that governs over-the-counter derivatives and typically contains, among other things, collateral posting terms and netting provisions in the event of a default and/or termination event. Under an ISDA Master Agreement, the Fund may, under certain circumstances, offset with the counterparty certain derivative instrument’s payables and/or receivables
40	Columbia Balanced Fund | Semiannual Report 2018

Notes to Financial Statements  (continued)
February 28, 2018 (Unaudited)
with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of default (close-out netting), including the bankruptcy or insolvency of the counterparty. Note, however, that bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset or netting in bankruptcy, insolvency or other events.
Collateral (margin) requirements differ by type of derivative. Margin requirements are established by the clearinghouse or CCP for exchange-traded and centrally cleared derivatives. Brokers can ask for margin in excess of the minimum in certain circumstances. Collateral terms are contract specific for over-the-counter derivatives. For over-the-counter derivatives traded under an ISDA Master Agreement, the collateral requirements are typically calculated by netting the marked-to-market amount for each transaction under such agreement and comparing that amount to the value of any variation margin currently pledged by the Fund and/or the counterparty. Generally, the amount of collateral due from or to a party has to exceed a minimum transfer amount threshold (e.g., $250,000) before a transfer has to be made. To the extent amounts due to the Fund from its counterparties are not fully collateralized, contractually or otherwise, the Fund bears the risk of loss from counterparty nonperformance. The Fund attempts to mitigate counterparty risk by only entering into agreements with counterparties that it believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties.
Certain ISDA Master Agreements allow counterparties of over-the-counter derivatives transactions to terminate derivatives contracts prior to maturity in the event the Fund’s net asset value declines by a stated percentage over a specified time period or if the Fund fails to meet certain terms of the ISDA Master Agreement, which would cause the Fund to accelerate payment of any net liability owed to the counterparty. The Fund also has termination rights if the counterparty fails to meet certain terms of the ISDA Master Agreement. In addition to considering counterparty credit risk, the Fund would consider terminating the derivatives contracts based on whether termination would result in a net liability owed from the counterparty.
For financial reporting purposes, the Fund does not offset derivative assets and derivative liabilities that are subject to netting arrangements in the Statement of Assets and Liabilities.
Futures contracts
Futures contracts are exchange-traded and represent commitments for the future purchase or sale of an asset at a specified price on a specified date. The Fund bought and sold futures contracts to manage the duration and yield curve exposure of the Fund versus the benchmark and to manage exposure to movements in interest rates. These instruments may be used for other purposes in future periods. Upon entering into futures contracts, the Fund bears risks that it may not achieve the anticipated benefits of the futures contracts and may realize a loss. Additional risks include counterparty credit risk, the possibility of an illiquid market, and that a change in the value of the contract or option may not correlate with changes in the value of the underlying asset.
Upon entering into a futures contract, the Fund deposits cash or securities with the broker, known as a futures commission merchant (FCM), in an amount sufficient to meet the initial margin requirement. The initial margin deposit must be maintained at an established level over the life of the contract. Cash deposited as initial margin is recorded in the Statement of Assets and Liabilities as margin deposits. Securities deposited as initial margin are designated in the Portfolio of Investments. Subsequent payments (variation margin) are made or received by the Fund each day. The variation margin payments are equal to the daily change in the contract value and are recorded as variation margin receivable or payable and are offset in unrealized gains or losses. The Fund recognizes a realized gain or loss when the contract is closed or expires. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin disclosed in the Statement of Assets and Liabilities.
Effects of derivative transactions in the financial statements
The following tables are intended to provide additional information about the effect of derivatives on the financial statements of the Fund, including: the fair value of derivatives by risk category and the location of those fair values in the Statement of Assets and Liabilities; and the impact of derivative transactions over the period in the Statement of Operations, including realized and unrealized gains (losses). The derivative instrument schedules following the Portfolio of Investments present additional information regarding derivative instruments outstanding at the end of the period, if any.
Columbia Balanced Fund | Semiannual Report 2018	41

Notes to Financial Statements  (continued)
February 28, 2018 (Unaudited)
The following table is a summary of the fair value of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) at February 28, 2018:
Liability derivatives
Risk exposure category	Statement of assets and liabilities location	Fair value ($)
Interest rate risk	Net assets — unrealized depreciation on futures contracts	139,271*

*	Includes cumulative appreciation (depreciation) as reported in the tables following the Portfolio of Investments. Only the current day’s variation margin is reported in receivables or payables in the Statement of Assets and Liabilities.
The following table indicates the effect of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) in the Statement of Operations for the six months ended February 28, 2018:
Amount of realized gain (loss) on derivatives recognized in income
Risk exposure category	Futures contracts ($)
Interest rate risk	(3,932,472)

Change in unrealized appreciation (depreciation) on derivatives recognized in income
Risk exposure category	Futures contracts ($)
Interest rate risk	(292,984)
The following table is a summary of the average outstanding volume by derivative instrument for the six months ended February 28, 2018:
Derivative instrument	Average notional amounts ($)*
Futures contracts — long	100,907,161

*	Based on the ending quarterly outstanding amounts for the six months ended February 28, 2018.
Investments in senior loans
The Fund may invest in senior loan assignments. When the Fund purchases an assignment of a senior loan, the Fund typically has direct rights against the borrower; provided, however, that the Fund’s rights may be more limited than the lender from which it acquired the assignment and the Fund may be able to enforce its rights only through an administrative agent. Although certain senior loan assignments are secured by collateral, the Fund could experience delays or limitations in realizing such collateral or have its interest subordinated to other indebtedness of the obligor. In the event that the administrator or collateral agent of a loan becomes insolvent or enters into receivership or bankruptcy, the Fund may incur costs and delays in realizing payment or may suffer a loss of principal and/or interest. The risk of loss is greater for unsecured or subordinated loans. In addition, senior loan assignments are vulnerable to market, economic or other conditions or events that may reduce the demand for senior loan assignments and certain senior loan assignments which were liquid when purchased, may become illiquid.
The Fund may enter into senior loan assignments where all or a portion of the loan may be unfunded. The Fund is obligated to fund these commitments at the borrower’s discretion. These commitments, if any, are generally traded and priced in the same manner as other senior loan securities and are disclosed as unfunded senior loan commitments in the Fund’s Portfolio of Investments with a corresponding payable for investments purchased. The Fund designates cash or liquid securities to cover these commitments.
42	Columbia Balanced Fund | Semiannual Report 2018

Notes to Financial Statements  (continued)
February 28, 2018 (Unaudited)
Asset- and mortgage-backed securities
The Fund may invest in asset-backed and mortgage-backed securities. The maturity dates shown represent the original maturity of the underlying obligation. Actual maturity may vary based upon prepayment activity on these obligations. All, or a portion, of the obligation may be prepaid at any time because the underlying asset may be prepaid. As a result, decreasing market interest rates could result in an increased level of prepayment. An increased prepayment rate will have the effect of shortening the maturity of the security. Unless otherwise noted, the coupon rates presented are fixed rates.
Delayed delivery securities
The Fund may trade securities on other than normal settlement terms, including securities purchased or sold on a “when-issued” or "forward commitment" basis. This may increase risk to the Fund since the other party to the transaction may fail to deliver, which could cause the Fund to subsequently invest at less advantageous prices. The Fund designates cash or liquid securities in an amount equal to the delayed delivery commitment.
To be announced securities
The Fund may trade securities on a To Be Announced (TBA) basis. As with other delayed-delivery transactions, a seller agrees to issue a TBA security at a future date. However, the seller does not specify the particular securities to be delivered. Instead, the Fund agrees to accept any security that meets specified terms.
In some cases, Master Securities Forward Transaction Agreements (MSFTAs) may be used to govern transactions of certain forward-settling agency mortgage-backed securities, such as delayed-delivery and TBAs, between the Fund and counterparty. The MSFTA maintains provisions for, among other things, initiation and confirmation, payment and transfer, events of default, termination, and maintenance of collateral relating to such transactions.
Mortgage dollar roll transactions
The Fund may enter into mortgage “dollar rolls” in which the Fund sells securities for delivery in the current month and simultaneously contracts with the same counterparty to repurchase similar but not identical securities (same type, coupon and maturity) on a specified future date. During the roll period, the Fund loses the right to receive principal and interest paid on the securities sold. However, the Fund will benefit because it receives negotiated amounts in the form of reductions of the purchase price for the future purchase plus the interest earned on the cash proceeds of the securities sold until the settlement date of the forward purchase. The Fund records the incremental difference between the forward purchase and sale of each forward roll as a realized gain or loss. Unless any realized gains exceed the income, capital appreciation, and gain or loss due to mortgage prepayments that would have been realized on the securities sold as part of the mortgage dollar roll, the use of this technique will diminish the investment performance of the Fund compared to what the performance would have been without the use of mortgage dollar rolls. All cash proceeds will be invested in instruments that are permissible investments for the Fund. The Fund identifies cash or liquid securities in an amount equal to the forward purchase price.
For financial reporting and tax purposes, the Fund treats “to be announced” mortgage dollar rolls as two separate transactions, one involving the purchase of a security and a separate transaction involving a sale. These transactions may increase the Fund’s portfolio turnover rate. The Fund does not currently enter into mortgage dollar rolls that are accounted for as financing transactions.
Mortgage dollar rolls involve the risk that the market value of the securities the Fund is obligated to repurchase may decline below the repurchase price, or that the counterparty may default on its obligations.
Treasury inflation protected securities
The Fund may invest in treasury inflation protected securities (TIPS). The principal amount of TIPS is adjusted periodically and is increased for inflation or decreased for deflation based on a monthly published index. These adjustments are recorded as interest income in the Statement of Operations. Coupon payments are based on the adjusted principal at the time the interest is paid.
Columbia Balanced Fund | Semiannual Report 2018	43

Notes to Financial Statements  (continued)
February 28, 2018 (Unaudited)
Security transactions
Security transactions are accounted for on the trade date. Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.
The trade date for senior loans purchased in the primary market is the date on which the loan is allocated. The trade date for senior loans purchased in the secondary market is the date on which the transaction is entered into.
Income recognition
Interest income is recorded on an accrual basis. Market premiums and discounts, including original issue discounts, are amortized and accreted, respectively, over the expected life of the security on all debt securities, unless otherwise noted. The Fund classifies gains and losses realized on prepayments received on mortgage-backed securities as adjustments to interest income.
The Fund may place a debt security on non-accrual status and reduce related interest income when it becomes probable that the interest will not be collected and the amount of uncollectible interest can be reasonably estimated. A defaulted debt security is removed from non-accrual status when the issuer resumes interest payments or when collectibility of interest is reasonably assured.
Corporate actions and dividend income are generally recorded net of any non-reclaimable tax withholdings, on the ex-dividend date or upon receipt of ex-dividend notification in the case of certain foreign securities.
The Fund may receive distributions from holdings in equity securities, business development companies (BDCs), exchange-traded funds (ETFs), limited partnerships (LPs), other regulated investment companies (RICs), and real estate investment trusts (REITs), which report information on the tax character of their distributions annually. These distributions are allocated to dividend income, capital gain and return of capital based on actual information reported. Return of capital is recorded as a reduction of the cost basis of securities held. If the Fund no longer owns the applicable securities, return of capital is recorded as a realized gain. With respect to REITs, to the extent actual information has not yet been reported, estimates for return of capital are made by the Fund’s management. Management’s estimates are subsequently adjusted when the actual character of the distributions is disclosed by the REITs, which could result in a proportionate change in return of capital to shareholders.
Awards from class action litigation are recorded as a reduction of cost basis if the Fund still owns the applicable securities on the payment date. If the Fund no longer owns the applicable securities, the proceeds are recorded as realized gains.
The value of additional securities received as an income payment through a payment in kind, if any, is recorded as interest income and increases the cost basis of such securities.
The Fund may receive other income from senior loans, including amendment fees, consent fees and commitment fees. These fees are recorded as income when received by the Fund. These amounts are included in Interest Income in the Statement of Operations.
Expenses
General expenses of the Trust are allocated to the Fund and other funds of the Trust based upon relative net assets or other expense allocation methodologies determined by the nature of the expense. Expenses directly attributable to the Fund are charged to the Fund. Expenses directly attributable to a specific class of shares are charged to that share class.
Determination of class net asset value
All income, expenses (other than class-specific expenses, which are charged to that share class, as shown in the Statement of Operations) and realized and unrealized gains (losses) are allocated to each class of the Fund on a daily basis, based on the relative net assets of each class, for purposes of determining the net asset value of each class.
44	Columbia Balanced Fund | Semiannual Report 2018

Notes to Financial Statements  (continued)
February 28, 2018 (Unaudited)
Federal income tax status
The Fund intends to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code, as amended, and will distribute substantially all of its investment company net taxable income and net capital gains, if any, for its tax year, and as such will not be subject to federal income taxes. In addition, the Fund intends to distribute in each calendar year substantially all of its ordinary income, capital gains net income and certain other amounts, if any, such that the Fund should not be subject to federal excise tax. Therefore, no federal income or excise tax provision is recorded.
Foreign taxes
The Fund may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. The Fund will accrue such taxes and recoveries, as applicable, based upon its current interpretation of tax rules and regulations that exist in the markets in which it invests.
Realized gains in certain countries may be subject to foreign taxes at the Fund level, based on statutory rates. The Fund accrues for such foreign taxes on realized and unrealized gains at the appropriate rate for each jurisdiction, as applicable. The amount, if any, is disclosed as a liability on the Statement of Assets and Liabilities.
Distributions to shareholders
Distributions from net investment income, if any, are declared and paid each calendar quarter. Net realized capital gains, if any, are distributed at least annually. Income distributions and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from GAAP.
Guarantees and indemnifications
Under the Trust’s organizational documents and, in some cases, by contract, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust or its funds. In addition, certain of the Fund’s contracts with its service providers contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Fund cannot be determined, and the Fund has no historical basis for predicting the likelihood of any such claims.
Recent accounting pronouncement
Accounting Standards Update 2017-08 Premium Amortization on Purchased Callable Debt Securities
In March 2017, the Financial Accounting Standards Board issued Accounting Standards Update (ASU) No. 2017-08 Premium Amortization on Purchased Callable Debt Securities. ASU No. 2017-08 updates the accounting standards to shorten the amortization period for certain purchased callable debt securities, held at a premium, to be amortized to the earliest call date. The update applies to securities with explicit, noncontingent call features that are callable at fixed prices and on preset dates. The standard is effective for annual periods beginning after December 15, 2018 and interim periods within those fiscal years. At this time, management is evaluating the implication of this guidance and the impact it will have on the financial statement amounts and footnote disclosures, if any.
Note 3. Fees and other transactions with affiliates
Management services fees
The Fund has entered into a Management Agreement with Columbia Management Investment Advisers, LLC (the Investment Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial). Under the Management Agreement, the Investment Manager provides the Fund with investment research and advice, as well as administrative and accounting services. The management services fee is an annual fee that is equal to a percentage of the Fund’s daily net assets that declines from 0.72% to 0.52% as the Fund’s net assets increase. The annualized effective management services fee rate for the six months ended February 28, 2018 was 0.57% of the Fund’s average daily net assets.
Columbia Balanced Fund | Semiannual Report 2018	45

Notes to Financial Statements  (continued)
February 28, 2018 (Unaudited)
Compensation of board members
Members of the Board of Trustees who are not officers or employees of the Investment Manager or Ameriprise Financial are compensated for their services to the Fund as disclosed in the Statement of Operations. These members of the Board of Trustees may participate in a Deferred Compensation Plan (the Plan) which may be terminated at any time. Obligations of the Plan will be paid solely out of the Fund’s assets, and all amounts payable under the Plan constitute a general unsecured obligation of the Fund.
Compensation of Chief Compliance Officer
The Board of Trustees has appointed a Chief Compliance Officer to the Fund in accordance with federal securities regulations. As disclosed in the Statement of Operations, a portion of the Chief Compliance Officer’s total compensation is allocated to the Fund, along with other allocations to affiliated funds governed by the Board of Trustees, based on relative net assets.
Transfer agency fees
Under a Transfer and Dividend Disbursing Agent Agreement, Columbia Management Investment Services Corp. (the Transfer Agent), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, is responsible for providing transfer agency services to the Fund. The Transfer Agent has contracted with DST Asset Manager Solutions, Inc. (DST) to serve as sub-transfer agent. The Transfer Agent pays the fees of DST for services as sub-transfer agent and DST is not entitled to reimbursement for such fees from the Fund (with the exception of out-of-pocket fees).
The Fund pays the Transfer Agent a monthly transfer agency fee based on the number or the average value of accounts, depending on the type of account. In addition, the Fund pays the Transfer Agent a fee for shareholder services based on the number of accounts or on a percentage of the average aggregate value of the Fund’s shares maintained in omnibus accounts up to the lesser of the amount charged by the financial intermediary or a cap established by the Board of Trustees from time to time.
The Transfer Agent also receives compensation from the Fund for various shareholder services and reimbursements for certain out-of-pocket fees. Total transfer agency fees for Class K, Institutional 2 Class and Institutional 3 Class shares are subject to an annual limitation of not more than 0.07%, 0.07% and 0.02%, respectively, of the average daily net assets attributable to each share class.
For the six months ended February 28, 2018, the Fund’s annualized effective transfer agency fee rates as a percentage of average daily net assets of each class were as follows:
Effective rate (%)
Class A	0.11
Advisor Class	0.11
Class C	0.11
Institutional Class	0.11
Institutional 2 Class	0.06
Institutional 3 Class	0.01
Class K	0.06
Class R	0.11
Class T	0.14
The Fund and certain other associated investment companies have severally, but not jointly, guaranteed the performance and observance of all the terms and conditions of a lease entered into by Seligman Data Corp. (SDC), the former transfer agent, including the payment of rent by SDC (the Guaranty). SDC was the legacy Seligman funds’ former transfer agent.
The lease and the Guaranty expire in January 2019. At February 28, 2018, the Fund’s total potential future obligation over the life of the Guaranty is $6,795. The liability remaining at February 28, 2018 for non-recurring charges associated with the lease amounted to $3,947 and is recorded as a part of the payable for other expenses in the Statement of Assets and
46	Columbia Balanced Fund | Semiannual Report 2018

Notes to Financial Statements  (continued)
February 28, 2018 (Unaudited)
Liabilities. SDC is owned by six associated investment companies, including the Fund. The Fund’s ownership interest in SDC at February 28, 2018 is recorded as a part of other assets in the Statement of Assets and Liabilities at a cost of $3,553, which approximates the fair value of the ownership interest.
An annual minimum account balance fee of $20 may apply to certain accounts with a value below the applicable share class’s initial minimum investment requirements to reduce the impact of small accounts on transfer agency fees. These minimum account balance fees are remitted to the Fund and recorded as part of expense reductions in the Statement of Operations. For the six months ended February 28, 2018, no minimum account balance fees were charged by the Fund.
Plan administration fees
Under a Plan Administration Services Agreement with the Transfer Agent, the Fund pays an annual fee at a rate of 0.25% of the Fund’s average daily net assets attributable to Class K shares for the provision of various administrative, recordkeeping, communication and educational services.
Distribution and service fees
The Fund has entered into an agreement with Columbia Management Investment Distributors, Inc. (the Distributor), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, for distribution and shareholder services. The Board of Trustees has approved, and the Fund has adopted, distribution and shareholder service plans (the Plans) applicable to certain share classes, which set the distribution and service fees for the Fund. These fees are calculated daily and are intended to compensate the Distributor and/or eligible selling and/or servicing agents for selling shares of the Fund and providing services to investors.
Under the Plans, the Fund pays a monthly service fee to the Distributor at the maximum annual rate of 0.25% of the average daily net assets attributable to Class A, Class C and Class T shares of the Fund. Also under the Plans, the Fund pays a monthly distribution fee to the Distributor at the maximum annual rates of 0.10%, 0.75%, 0.50% and 0.25% of the average daily net assets attributable to Class A, Class C, Class R and Class T shares of the Fund, respectively.
Although the Fund may pay distribution and service fees up to a maximum annual rate of 0.35% of the Fund’s average daily net assets attributable to Class A shares (comprised of up to 0.10% for distribution services and up to 0.25% for shareholder liaison services), the Fund currently limits such fees to an aggregate fee of not more than 0.25% of the Fund’s average daily net assets attributable to Class A shares.
Although the Fund may pay a distribution fee up to 0.25% of the Fund’s average daily net assets attributable to Class T shares and a service fee of up to 0.25% of the Fund’s average daily net assets attributable to Class T shares, the aggregate fee shall not exceed 0.25% of the Fund’s average daily net assets attributable to Class T shares.
Sales charges
Sales charges, including front-end charges and CDSCs, received by the Distributor for distributing Fund shares for the six months ended February 28, 2018, if any, are listed below:
Amount ($)
Class A	3,921,280
Class C	80,386
Columbia Balanced Fund | Semiannual Report 2018	47

Notes to Financial Statements  (continued)
February 28, 2018 (Unaudited)
Expenses waived/reimbursed by the Investment Manager and its affiliates
The Investment Manager and certain of its affiliates have contractually agreed to waive fees and/or reimburse expenses (excluding certain fees and expenses described below) for the period(s) disclosed below, unless sooner terminated at the sole discretion of the Board of Trustees, so that the Fund’s net operating expenses, after giving effect to fees waived/expenses reimbursed and any balance credits and/or overdraft charges from the Fund’s custodian, do not exceed the following annual rate(s) as a percentage of the class’ average daily net assets:
	January 1, 2018 through December 31, 2018	Prior to January 1, 2018
Class A	1.15%	1.18%
Advisor Class	0.90	0.93
Class C	1.90	1.93
Institutional Class	0.90	0.93
Institutional 2 Class	0.85	0.915
Institutional 3 Class	0.80	0.865
Class K	1.10	1.165
Class R	1.40	1.43
Class T	1.15	1.18
Under the agreement governing these fee waivers and/or expense reimbursement arrangements, the following fees and expenses are excluded from the waiver/reimbursement commitment, and therefore will be paid by the Fund, if applicable: taxes (including foreign transaction taxes), expenses associated with investments in affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange-traded funds), transaction costs and brokerage commissions, costs related to any securities lending program, dividend expenses associated with securities sold short, inverse floater program fees and expenses, transaction charges and interest on borrowed money, interest, infrequent and/or unusual expenses and any other expenses the exclusion of which is specifically approved by the Board of Trustees. This agreement may be modified or amended only with approval from the Investment Manager, certain of its affiliates and the Fund. Any fees waived and/or expenses reimbursed under the expense reimbursement arrangements described above are not recoverable by the Investment Manager or its affiliates in future periods.
Note 4. Federal tax information
The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP because of temporary or permanent book to tax differences.
At February 28, 2018, the approximate cost of all investments for federal income tax purposes and the aggregate gross approximate unrealized appreciation and depreciation based on that cost was:
Federal tax cost ($)	Gross unrealized appreciation ($)	Gross unrealized (depreciation) ($)	Net unrealized appreciation ($)
6,364,409,000	1,304,349,000	(87,888,000)	1,216,461,000
Tax cost of investments and unrealized appreciation/(depreciation) may also include timing differences that do not constitute adjustments to tax basis.
Management of the Fund has concluded that there are no significant uncertain tax positions in the Fund that would require recognition in the financial statements. However, management’s conclusion may be subject to review and adjustment at a later date based on factors including, but not limited to, new tax laws, regulations, and administrative interpretations (including relevant court decisions). Generally, the Fund’s federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.
48	Columbia Balanced Fund | Semiannual Report 2018

Notes to Financial Statements  (continued)
February 28, 2018 (Unaudited)
Note 5. Portfolio information
The cost of purchases and proceeds from sales of securities, excluding short-term investments and derivatives, if any, aggregated to $2,870,743,078 and $2,602,868,968, respectively, for the six months ended February 28, 2018, of which $981,455,491 and $891,301,756, respectively, were U.S. government securities. The amount of purchase and sale activity impacts the portfolio turnover rate reported in the Financial Highlights.
Note 6. Affiliated money market fund
The Fund invests in Columbia Short-Term Cash Fund, an affiliated money market fund established for the exclusive use by the Fund and other affiliated funds (the Affiliated MMF). The income earned by the Fund from such investments is included as Dividends - affiliated issuers in the Statement of Operations. As an investing fund, the Fund indirectly bears its proportionate share of the expenses of the Affiliated MMF. The Affiliated MMF prices its shares with a floating net asset value. In addition, the Board of Trustees of the Affiliated MMF may impose a fee on redemptions (sometimes referred to as a liquidity fee) or temporarily suspend redemptions (sometimes referred to as imposing a redemption gate) in the event its liquidity falls below regulatory limits.
Note 7. Line of credit
The Fund has access to a revolving credit facility with a syndicate of banks led by Citibank, N.A., HSBC Bank USA, N.A. and JPMorgan Chase Bank, N.A. whereby the Fund may borrow for the temporary funding of shareholder redemptions or for other temporary or emergency purposes. The credit facility, which is a collective agreement between the Fund and certain other funds managed by the Investment Manager, severally and not jointly, permits collective borrowings up to $1 billion. Interest is charged to each participating fund based on its borrowings at a rate equal to the higher of (i) the overnight federal funds rate plus 1.00% or (ii) the one-month LIBOR rate plus 1.00%. Each borrowing under the credit facility matures no later than 60 days after the date of borrowing. The Fund also pays a commitment fee equal to its pro rata share of the amount of the credit facility at a rate of 0.15% per annum. The commitment fee is included in other expenses in the Statement of Operations.
The Fund had no borrowings during the six months ended February 28, 2018.
Note 8. Significant risks
Credit risk
Credit risk is the risk that the value of debt securities in the Fund’s portfolio may decline because the issuer may default and fail to pay interest or repay principal when due. Rating agencies assign credit ratings to debt securities to indicate their credit risk. Lower rated or unrated debt securities held by the Fund may present increased credit risk as compared to higher-rated debt securities.
Interest rate risk
Interest rate risk is the risk of losses attributable to changes in interest rates. In general, if prevailing interest rates rise, the values of debt securities tend to fall, and if interest rates fall, the values of debt securities tend to rise. Actions by governments and central banking authorities can result in increases in interest rates. Increasing interest rates may negatively affect the value of debt securities held by the Fund, resulting in a negative impact on the Fund’s performance and net asset value per share. In general, the longer the maturity or duration of a debt security, the greater its sensitivity to changes in interest rates.
Liquidity risk
Liquidity risk is the risk associated with a lack of marketability of investments which may make it difficult to sell the investment at a desirable time or price. Changing regulatory, market or other conditions or environments (for example, the interest rate or credit environments) may adversely affect the liquidity of the Fund’s investments. The Fund may have to accept a lower selling price for the holding, sell other investments, or forego another, more appealing investment opportunity.
Columbia Balanced Fund | Semiannual Report 2018	49

Notes to Financial Statements  (continued)
February 28, 2018 (Unaudited)
Generally, the less liquid the market at the time the Fund sells a portfolio investment, the greater the risk of loss or decline of value to the Fund. A less liquid market can lead to an increase in Fund redemptions, which may negatively impact Fund performance and net asset value per share, including, for example, if the Fund is forced to sell securities in a down market.
Shareholder concentration risk
At February 28, 2018, one unaffiliated shareholder of record owned 11.6% of the outstanding shares of the Fund in one or more accounts. The Fund has no knowledge about whether any portion of those shares was owned beneficially. Affiliated shareholders of record owned 36.8% of the outstanding shares of the Fund in one or more accounts. Subscription and redemption activity by concentrated accounts may have a significant effect on the operations of the Fund. In the case of a large redemption, the Fund may be forced to sell investments at inopportune times, including its liquid positions, which may result in Fund losses and the Fund holding a higher percentage of less liquid positions. Large redemptions could result in decreased economies of scale and increased operating expenses for non-redeeming Fund shareholders.
Note 9. Subsequent events
Management has evaluated the events and transactions that have occurred through the date the financial statements were issued and noted no items requiring adjustment of the financial statements or additional disclosure.
Note 10. Information regarding pending and settled legal proceedings
Ameriprise Financial and certain of its affiliates have historically been involved in a number of legal, arbitration and regulatory proceedings, including routine litigation, class actions, and governmental actions, concerning matters arising in connection with the conduct of their business activities. Ameriprise Financial believes that the Fund is not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the Fund or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Fund. Ameriprise Financial is required to make quarterly (10-Q), annual (10-K) and, as necessary, 8-K filings with the Securities and Exchange Commission (SEC) on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.
There can be no assurance that these matters, or the adverse publicity associated with them, will not result in increased Fund redemptions, reduced sale of Fund shares or other adverse consequences to the Fund. Further, although we believe proceedings are not likely to have a material adverse effect on the Fund or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Fund, these proceedings are subject to uncertainties and, as such, we are unable to estimate the possible loss or range of loss that may result. An adverse outcome in one or more of these proceedings could result in adverse judgments, settlements, fines, penalties or other relief that could have a material adverse effect on the consolidated financial condition or results of operations of Ameriprise Financial.
50	Columbia Balanced Fund | Semiannual Report 2018

Additional information
The Fund mails one shareholder report to each shareholder address. If you would like more than one report, please call shareholder services at 800.345.6611 and additional reports will be sent to you.
Proxy voting policies and procedures
The policy of the Board of Trustees is to vote the proxies of the companies in which the Fund holds investments consistent with the procedures as stated in the Statement of Additional Information (SAI). You may obtain a copy of the SAI without charge by calling 800.345.6611; contacting your financial intermediary; visiting investor.columbiathreadneedleus.com; or searching the website of the Securities and Exchange Commission (SEC) at sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities is filed with the SEC by August 31st for the most recent 12-month period ending June 30th of that year, and is available without charge by visiting investor.columbiathreadneedleus.com, or searching the website of the SEC at sec.gov.
Quarterly schedule of investments
The Fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Form N-Q is available on the SEC’s website at sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 800.SEC.0330. The Fund’s complete schedule of portfolio holdings, as filed on Form N-Q, can also be obtained without charge, upon request, by calling 800.345.6611.
Additional Fund information
For more information about the Fund, please visit investor.columbiathreadneedleus.com or call 800.345.6611. Customer Service Representatives are available to answer your questions Monday through Friday from 8 a.m. to 7 p.m. Eastern time.
Fund investment manager
Columbia Management Investment Advisers, LLC
225 Franklin Street
Boston, MA 02110
Fund distributor
Columbia Management Investment Distributors, Inc.
225 Franklin Street
Boston, MA 02110
Fund transfer agent
Columbia Management Investment Services Corp.
P.O. Box 8081
Boston, MA 02266-8081
Columbia Balanced Fund | Semiannual Report 2018	51

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Columbia Balanced Fund
P.O. Box 8081
Boston, MA 02266-8081

Please read and consider the investment objectives, risks, charges and expenses for any fund carefully before investing. For a prospectus and summary prospectus, which contains this and other important information about the Fund, go to
investor.columbiathreadneedleus.com. The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.
Columbia Threadneedle Investments (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies. All rights reserved. Columbia Management Investment Distributors, Inc., 225 Franklin Street, Boston, MA 02110-2804
© 2018 Columbia Management Investment Advisers, LLC.
investor.columbiathreadneedleus.com
SAR120_08_H01_(04/18)

SemiAnnual Report
February 28, 2018
Columbia Contrarian Core Fund
Not FDIC Insured • No bank guarantee • May lose value

President’s Message
Dear Shareholders,
The year 2017 was an extraordinary year in the financial markets. The S&P 500 Index didn’t experience a single down month and returned over 20% during the 12-month period. The index continued this trend into January 2018, which marked the fastest start for the index ever. Low volatility, which had been a feature of the U.S. equity market for the last several years, along with the surge in the S&P 500 Index, seemingly drove investor sentiment to very high levels. This arguably set the stage for an overdue correction, which we witnessed in February 2018.
A return to volatility
There have been few periods of market upheaval such as were experienced in the first part of 2018. While investors were taken by surprise by the sudden and pronounced market swings, the return to some level of volatility actually marked a resumption of relatively normal market conditions. Having said that, it’s important to distinguish between a good technical correction where excess enthusiasm in the marketplace is being let out, versus a real change in the underlying fundamentals – things like an underperforming economy or weaker corporate earnings. Our view is that the recent market volatility falls into the former category, and the fundamentals remain strong. We’re continuing to see improvements in global economic activity, and we’re seeing corporate earnings expectations continue to rise – and not just because of tax reform.
Consistency is more important than ever
It’s important to keep in mind that when it comes to long-term investing, it’s the destination, not the journey that matters most. If you have a financial goal that you’ve worked out with your financial advisor, and you have a good asset allocation plan to reach it, it’s a question of sticking with your plan rather than become focused on near-term volatility. Bouts of volatility are normal. After all, it’s hard to cross the ocean without hitting an occasional rough patch. You need to focus on the destination.
One final thought. In weathering volatility, it’s the consistency of the return that is essential. Investors who chase higher returns are usually the first to sell when an investment goes through a bad patch, and they therefore don’t tend to benefit from the recovery. More disciplined investors who perhaps panic less or not at all during periods of volatility, tend to have improved long-term results and are more likely to reach their financial goals. Nothing is more important to us than making sure those who have entrusted us to protect and grow their assets are able to do what matters most to them.
Your success is our priority. Talk to your financial advisor about how working with Columbia Threadneedle Investments may help you position your portfolio for consistent, sustainable outcomes, no matter the market conditions.
Sincerely,
Christopher O. Petersen
President, Columbia Funds
The S&P 500 Index, an unmanaged index, measures the performance of 500 widely held, large-capitalization U.S. stocks and is frequently used as a general measure of market performance. Past performance is no guarantee of future results.
Columbia Funds are distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.
© 2018 Columbia Management Investment Advisers, LLC. All rights reserved.
Columbia Contrarian Core Fund   |  Semiannual Report 2018

Columbia Contrarian Core Fund  |  Semiannual Report 2018

Fund at a Glance
(Unaudited)
Investment objective
Columbia Contrarian Core Fund (the Fund) seeks total return, consisting of long-term capital appreciation and current income.
Portfolio management
Guy Pope, CFA
Portfolio Manager
Managed Fund since 2005
Morningstar style boxTM
The Morningstar Style Box is based on a fund’s portfolio holdings. For equity funds, the vertical axis shows the market capitalization of the stocks owned, and the horizontal axis shows investment style (value, blend, or growth). Information shown is based on the most recent data provided by Morningstar.
© 2018 Morningstar, Inc. All rights reserved. The Morningstar information contained herein: (1) is proprietary to Morningstar and/or its content providers; (2) may not be copied or distributed; and (3) is not warranted to be accurate, complete or timely. Neither Morningstar nor its content providers are responsible for any damages or losses arising from any use of this information.
Average annual total returns (%) (for the period ended February 28, 2018)
		Inception	6 Months cumulative	1 Year	5 Years	10 Years
Class A	Excluding sales charges	11/01/98	7.52	15.37	14.05	10.40
	Including sales charges		1.34	8.76	12.70	9.74
Advisor Class*		11/08/12	7.62	15.62	14.32	10.67
Class C	Excluding sales charges	12/09/02	7.06	14.45	13.18	9.57
	Including sales charges		6.06	13.45	13.18	9.57
Institutional Class		12/14/92	7.62	15.61	14.32	10.67
Institutional 2 Class*		11/08/12	7.68	15.74	14.47	10.75
Institutional 3 Class*		11/08/12	7.68	15.78	14.53	10.78
Class K*		03/07/11	7.57	15.47	14.19	10.53
Class R*		09/27/10	7.35	15.04	13.76	10.13
Class T*	Excluding sales charges	09/27/10	7.48	15.28	14.03	10.39
	Including sales charges		4.80	12.39	13.46	10.11
Class V	Excluding sales charges	02/12/93	7.51	15.34	14.02	10.35
	Including sales charges		1.31	8.72	12.68	9.70
Russell 1000 Index			10.62	16.70	14.56	9.78
Returns for Class A and Class V shares are shown with and without the maximum initial sales charge of 5.75%. Returns for Class C shares are shown with and without the 1.00% contingent deferred sales charge for the first year only. Returns for Class T shares are shown with and without the maximum initial sales charge of 2.50% per transaction. Prior to March 27, 2017, Class T shares were known as Class W shares and were not subject to sales charges. The Fund’s other share classes are not subject to sales charges and have limited eligibility. Effective November 1, 2017, Class R4, Class R5, Class Y and Class Z shares were renamed Advisor Class, Institutional 2 Class, Institutional 3 Class and Institutional Class shares, respectively. Please see the Fund’s prospectus for details. Performance for different share classes will vary based on differences in sales charges and fees associated with each share class. All results shown assume reinvestment of distributions during the period. Returns do not reflect the deduction of taxes that a shareholder may pay on Fund distributions or on the redemption of Fund shares. Performance results reflect the effect of any fee waivers or reimbursements of Fund expenses by Columbia Management Investment Advisers, LLC and/or any of its affiliates. Absent these fee waivers or expense reimbursement arrangements, performance results would have been lower.
The performance information shown represents past performance and is not a guarantee of future results. The investment return and principal value of your investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance information shown. You may obtain performance information current to the most recent month-end by contacting your financial intermediary, visiting investor.columbiathreadneedleus.com or calling 800.345.6611.
*	The returns shown for periods prior to the share class inception date (including returns for the Life of the Fund, if shown, which are since Fund inception) include the returns of the Fund’s oldest share class. These returns are adjusted to reflect any higher class-related operating expenses of the newer share classes, as applicable. Please visit investor.columbiathreadneedleus.com/investment-products/mutual-funds/appended-performance for more information.
The Russell 1000 Index tracks the performance of 1,000 of the largest U.S. companies, based on market capitalization.
Indices are not available for investment, are not professionally managed and do not reflect sales charges, fees, brokerage commissions, taxes or other expenses of investing. Securities in the Fund may not match those in an index.
2	Columbia Contrarian Core Fund | Semiannual Report 2018

Fund at a Glance   (continued)
(Unaudited)
Top 10 holdings (%) (at February 28, 2018)
Apple, Inc.	4.4
JPMorgan Chase & Co.	4.0
Facebook, Inc., Class A	3.5
Microsoft Corp.	3.4
Philip Morris International, Inc.	3.2
Alphabet, Inc., Class C	3.1
Citigroup, Inc.	3.0
Berkshire Hathaway, Inc., Class B	2.8
FedEx Corp.	2.7
Johnson & Johnson	2.5
Percentages indicated are based upon total investments (excluding Money Market Funds).
For further detail about these holdings, please refer to the section entitled “Portfolio of Investments.”
Fund holdings are as of the date given, are subject to change at any time, and are not recommendations to buy or sell any security.
Portfolio breakdown (%) (at February 28, 2018)
Common Stocks	98.7
Money Market Funds	1.3
Total	100.0
Percentages indicated are based upon total investments. The Fund’s portfolio composition is subject to change.
Equity sector breakdown (%) (at February 28, 2018)
Consumer Discretionary	12.8
Consumer Staples	7.9
Energy	6.0
Financials	18.3
Health Care	12.7
Industrials	7.5
Information Technology	27.0
Materials	3.5
Real Estate	1.4
Telecommunication Services	2.9
Total	100.0
Percentages indicated are based upon total equity investments. The Fund’s portfolio composition is subject to change.

Columbia Contrarian Core Fund | Semiannual Report 2018	3

Understanding Your Fund’s Expenses
(Unaudited)
As an investor, you incur two types of costs. There are transaction costs, which generally include sales charges on purchases and may include redemption fees. There are also ongoing costs, which generally include management fees, distribution and/or service fees, and other fund expenses. The following information is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to help you compare these costs with the ongoing costs of investing in other mutual funds.
Analyzing your Fund’s expenses
To illustrate these ongoing costs, we have provided examples and calculated the expenses paid by investors in each share class of the Fund during the period. The actual and hypothetical information in the table is based on an initial investment of $1,000 at the beginning of the period indicated and held for the entire period. Expense information is calculated two ways and each method provides you with different information. The amount listed in the “Actual” column is calculated using the Fund’s actual operating expenses and total return for the period. You may use the Actual information, together with the amount invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the results by the expenses paid during the period under the “Actual” column. The amount listed in the “Hypothetical” column assumes a 5% annual rate of return before expenses (which is not the Fund’s actual return) and then applies the Fund’s actual expense ratio for the period to the hypothetical return. You should not use the hypothetical account values and expenses to estimate either your actual account balance at the end of the period or the expenses you paid during the period. See “Compare with other funds” below for details on how to use the hypothetical data.
Compare with other funds
Since all mutual funds are required to include the same hypothetical calculations about expenses in shareholder reports, you can use this information to compare the ongoing cost of investing in the Fund with other funds. To do so, compare the hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. As you compare hypothetical examples of other funds, it is important to note that hypothetical examples are meant to highlight the ongoing costs of investing in a fund only and do not reflect any transaction costs, such as sales charges, or redemption or exchange fees. Therefore, the hypothetical calculations are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. If transaction costs were included in these calculations, your costs would be higher.
September 1, 2017 — February 28, 2018
	Account value at the beginning of the period ($)		Account value at the end of the period ($)		Expenses paid during the period ($)		Fund’s annualized expense ratio (%)
	Actual	Hypothetical	Actual	Hypothetical	Actual	Hypothetical	Actual
Class A	1,000.00	1,000.00	1,075.20	1,019.74	5.25	5.11	1.02
Advisor Class (formerly Class R4)	1,000.00	1,000.00	1,076.20	1,020.98	3.96	3.86	0.77
Class C	1,000.00	1,000.00	1,070.60	1,016.02	9.09	8.85	1.77
Institutional Class (formerly Class Z)	1,000.00	1,000.00	1,076.20	1,020.98	3.96	3.86	0.77
Institutional 2 Class (formerly Class R5)	1,000.00	1,000.00	1,076.80	1,021.42	3.50	3.41	0.68
Institutional 3 Class (formerly Class Y)	1,000.00	1,000.00	1,076.80	1,021.67	3.24	3.16	0.63
Class K	1,000.00	1,000.00	1,075.70	1,020.18	4.79	4.66	0.93
Class R	1,000.00	1,000.00	1,073.50	1,018.50	6.53	6.36	1.27
Class T	1,000.00	1,000.00	1,074.80	1,019.74	5.25	5.11	1.02
Class V	1,000.00	1,000.00	1,075.10	1,019.74	5.25	5.11	1.02
Expenses paid during the period are equal to the annualized expense ratio for each class as indicated above, multiplied by the average account value over the period and then multiplied by the number of days in the Fund’s most recent fiscal half year and divided by 365.
Expenses do not include fees and expenses incurred indirectly by the Fund from its investment in underlying funds, including affiliated and non-affiliated pooled investment vehicles, such as mutual funds and exchange-traded funds.
4	Columbia Contrarian Core Fund | Semiannual Report 2018

Portfolio of Investments
February 28, 2018 (Unaudited)
(Percentages represent value of investments compared to net assets)
Common Stocks 98.7%
Issuer	Shares	Value ($)
Consumer Discretionary 12.6%
Hotels, Restaurants & Leisure 1.2%
Marriott International, Inc., Class A	332,098	46,895,559
McDonald’s Corp.	147,293	23,233,998
Royal Caribbean Cruises Ltd.	192,435	24,362,271
Starbucks Corp.	846,810	48,352,851
Total		142,844,679
Internet & Direct Marketing Retail 3.1%
Amazon.com, Inc.(a)	184,695	279,341,953
Expedia, Inc.	782,020	82,245,043
Total		361,586,996
Media 2.3%
Comcast Corp., Class A	7,398,491	267,899,359
Multiline Retail 0.8%
Dollar General Corp.	1,017,295	96,225,934
Specialty Retail 3.0%
AutoZone, Inc.(a)	96,891	64,405,385
Lowe’s Companies, Inc.	3,082,764	276,184,827
Total		340,590,212
Textiles, Apparel & Luxury Goods 2.2%
PVH Corp.	920,853	132,860,671
Tapestry, Inc.	2,461,620	125,321,074
Total		258,181,745
Total Consumer Discretionary		1,467,328,925
Consumer Staples 7.9%
Beverages 1.0%
PepsiCo, Inc.	999,152	109,636,949
Food & Staples Retailing 1.6%
Costco Wholesale Corp.	129,790	24,776,911
CVS Health Corp.	692,311	46,890,224
SYSCO Corp.	1,980,465	118,134,737
Total		189,801,872
Food Products 1.9%
ConAgra Foods, Inc.	1,738,115	62,798,095
Mondelez International, Inc., Class A	3,602,980	158,170,822
Total		220,968,917
Common Stocks (continued)
Issuer	Shares	Value ($)
Personal Products 0.3%
Coty, Inc., Class A	1,461,799	28,241,956
Tobacco 3.1%
Philip Morris International, Inc.	3,490,405	361,431,438
Total Consumer Staples		910,081,132
Energy 6.0%
Energy Equipment & Services 1.4%
Halliburton Co.	3,403,599	157,995,066
Oil, Gas & Consumable Fuels 4.6%
Canadian Natural Resources Ltd.	4,684,314	147,368,518
Chevron Corp.	1,703,878	190,698,026
EOG Resources, Inc.	1,232,868	125,037,473
Exxon Mobil Corp.	918,710	69,583,095
Total		532,687,112
Total Energy		690,682,178
Financials 18.1%
Banks 7.9%
Citigroup, Inc.	4,594,071	346,806,420
JPMorgan Chase & Co.	3,973,478	458,936,709
Wells Fargo & Co.	1,973,649	115,280,838
Total		921,023,967
Capital Markets 6.4%
Bank of New York Mellon Corp. (The)	3,621,316	206,523,652
BlackRock, Inc.	164,842	90,569,140
Goldman Sachs Group, Inc. (The)	530,655	139,525,119
Morgan Stanley	3,954,700	221,542,294
S&P Global, Inc.	407,870	78,229,466
Total		736,389,671
Diversified Financial Services 2.8%
Berkshire Hathaway, Inc., Class B(a)	1,558,003	322,818,221
Insurance 1.0%
Aon PLC	834,316	117,071,221
Total Financials		2,097,303,080

The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Contrarian Core Fund | Semiannual Report 2018	5

Portfolio of Investments  (continued)
February 28, 2018 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Health Care 12.5%
Biotechnology 2.6%
Alexion Pharmaceuticals, Inc.(a)	516,875	60,706,969
Biogen, Inc.(a)	489,025	141,323,335
Celgene Corp.(a)	558,303	48,639,357
Vertex Pharmaceuticals, Inc.(a)	325,781	54,089,419
Total		304,759,080
Health Care Equipment & Supplies 2.3%
Abbott Laboratories	1,901,669	114,727,691
Medtronic PLC	1,889,262	150,933,141
Total		265,660,832
Health Care Providers & Services 2.0%
AmerisourceBergen Corp.	460,413	43,812,901
Anthem, Inc.	300,180	70,656,369
CIGNA Corp.	571,565	111,963,868
Total		226,433,138
Pharmaceuticals 5.6%
Allergan PLC	994,380	153,353,284
Bristol-Myers Squibb Co.	762,335	50,466,577
Johnson & Johnson	2,204,541	286,325,785
Pfizer, Inc.	4,533,894	164,625,691
Total		654,771,337
Total Health Care		1,451,624,387
Industrials 7.4%
Aerospace & Defense 0.6%
General Dynamics Corp.	293,965	65,392,514
Air Freight & Logistics 2.6%
FedEx Corp.	1,249,817	307,967,407
Airlines 0.6%
Southwest Airlines Co.	1,118,826	64,712,896
Building Products 0.8%
Johnson Controls International PLC	2,689,358	99,156,629
Electrical Equipment 0.4%
Eaton Corp. PLC	630,016	50,842,291
Industrial Conglomerates 2.4%
Honeywell International, Inc.	1,811,624	273,754,503
Total Industrials		861,826,240
Common Stocks (continued)
Issuer	Shares	Value ($)
Information Technology 26.6%
Communications Equipment 2.5%
Cisco Systems, Inc.	5,016,680	224,646,930
Palo Alto Networks, Inc.(a)	373,550	64,762,364
Total		289,409,294
Internet Software & Services 8.0%
Alphabet, Inc., Class A(a)	155,468	171,624,234
Alphabet, Inc., Class C(a)	324,597	358,592,044
Facebook, Inc., Class A(a)	2,236,580	398,826,946
Total		929,043,224
IT Services 4.4%
Fidelity National Information Services, Inc.	1,243,945	120,886,575
First Data Corp., Class A(a)	1,484,260	23,184,141
FleetCor Technologies, Inc.(a)	312,239	62,425,943
MasterCard, Inc., Class A	1,393,009	244,835,262
Total System Services, Inc.	666,585	58,626,151
Total		509,958,072
Semiconductors & Semiconductor Equipment 3.1%
Applied Materials, Inc.	2,272,577	130,877,710
Broadcom Ltd.	907,000	223,539,220
MACOM Technology Solutions Holdings, Inc.(a)	287,095	6,126,607
Total		360,543,537
Software 4.3%
Activision Blizzard, Inc.	1,000,150	73,140,970
Electronic Arts, Inc.(a)	281,466	34,817,344
Microsoft Corp.	4,190,582	392,950,874
Total		500,909,188
Technology Hardware, Storage & Peripherals 4.3%
Apple, Inc.	2,821,656	502,593,366
Total Information Technology		3,092,456,681
Materials 3.4%
Chemicals 1.9%
Mosaic Co. (The)	2,549,370	67,099,418
Sherwin-Williams Co. (The)	390,974	157,007,339
Total		224,106,757
Containers & Packaging 0.4%
Sealed Air Corp.	1,173,050	49,702,129

The accompanying Notes to Financial Statements are an integral part of this statement.
6	Columbia Contrarian Core Fund | Semiannual Report 2018

Portfolio of Investments  (continued)
February 28, 2018 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Metals & Mining 1.1%
Nucor Corp.	1,867,720	122,148,888
Total Materials		395,957,774
Real Estate 1.4%
Equity Real Estate Investment Trusts (REITS) 1.4%
American Tower Corp.	1,186,152	165,266,558
Total Real Estate		165,266,558
Telecommunication Services 2.8%
Diversified Telecommunication Services 2.8%
AT&T, Inc.	5,280,855	191,695,037
Verizon Communications, Inc.	2,840,268	135,594,394
Total		327,289,431
Total Telecommunication Services		327,289,431
Total Common Stocks (Cost $8,038,456,102)		11,459,816,386

Money Market Funds 1.3%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 1.544%(b),(c)	150,554,965	150,539,910
Total Money Market Funds (Cost $150,539,910)		150,539,910
Total Investments (Cost: $8,188,996,012)		11,610,356,296
Other Assets & Liabilities, Net		3,719,884
Net Assets		11,614,076,180

Notes to Portfolio of Investments
(a)	Non-income producing investment.
(b)	The rate shown is the seven-day current annualized yield at February 28, 2018.
(c)	As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended February 28, 2018 are as follows:

Issuer	Beginning shares	Shares purchased	Shares sold	Ending shares	Realized gain (loss) — affiliated issuers ($)	Net change in unrealized appreciation (depreciation) — affiliated issuers ($)	Dividends — affiliated issuers ($)	Value — affiliated issuers at end of period ($)
Columbia Short-Term Cash Fund, 1.544%
	424,293,769	1,081,929,197	(1,355,668,001)	150,554,965	7,230	(19,400)	2,020,642	150,539,910
Fair value measurements
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
¦	Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date. Valuation adjustments are not applied to Level 1 investments.
¦	Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
¦	Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Contrarian Core Fund | Semiannual Report 2018	7

Portfolio of Investments  (continued)
February 28, 2018 (Unaudited)
Fair value measurements  (continued)
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Certain investments that have been measured at fair value using the net asset value (NAV) per share (or its equivalent) are not categorized in the fair value hierarchy. The fair value amounts presented in the table are intended to reconcile the fair value hierarchy to the amounts presented in the Portfolio of Investments. The Columbia Short-Term Cash Fund seeks to provide shareholders with maximum current income consistent with liquidity and stability of principal. Columbia Short-Term Cash Fund prices its shares with a floating NAV and no longer seeks to maintain a stable NAV.
Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.
Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.
The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.
For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions. The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value. This data is also used to corroborate, when available, information received from approved pricing vendors and brokers. Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.
The following table is a summary of the inputs used to value the Fund’s investments at February 28, 2018:
	Level 1 quoted prices in active markets for identical assets ($)	Level 2 other significant observable inputs ($)	Level 3 significant unobservable inputs ($)	Investments measured at net asset value ($)	Total ($)
Investments
Common Stocks
Consumer Discretionary	1,467,328,925	—	—	—	1,467,328,925
Consumer Staples	910,081,132	—	—	—	910,081,132
Energy	690,682,178	—	—	—	690,682,178
Financials	2,097,303,080	—	—	—	2,097,303,080
Health Care	1,451,624,387	—	—	—	1,451,624,387
Industrials	861,826,240	—	—	—	861,826,240
Information Technology	3,092,456,681	—	—	—	3,092,456,681
Materials	395,957,774	—	—	—	395,957,774
Real Estate	165,266,558	—	—	—	165,266,558
Telecommunication Services	327,289,431	—	—	—	327,289,431
Total Common Stocks	11,459,816,386	—	—	—	11,459,816,386
Money Market Funds	—	—	—	150,539,910	150,539,910
Total Investments	11,459,816,386	—	—	150,539,910	11,610,356,296
See the Portfolio of Investments for all investment classifications not indicated in the table.
There were no transfers of financial assets between levels during the period.
The accompanying Notes to Financial Statements are an integral part of this statement.
8	Columbia Contrarian Core Fund | Semiannual Report 2018

Statement of Assets and Liabilities
February 28, 2018 (Unaudited)
Assets
Investments in securities, at value
Unaffiliated issuers (cost $8,038,456,102)	$11,459,816,386
Affiliated issuers (cost $150,539,910)	150,539,910
Receivable for:
Investments sold	10,724,662
Capital shares sold	10,177,365
Dividends	15,012,789
Foreign tax reclaims	143,191
Prepaid expenses	29,225
Trustees’ deferred compensation plan	455,518
Other assets	67,800
Total assets	11,646,966,846
Liabilities
Payable for:
Investments purchased	17,900,729
Capital shares purchased	12,771,341
Distributions to shareholders	20
Management services fees	196,018
Distribution and/or service fees	38,000
Transfer agent fees	1,280,559
Plan administration fees	1,287
Compensation of board members	299
Compensation of chief compliance officer	705
Other expenses	246,190
Trustees’ deferred compensation plan	455,518
Total liabilities	32,890,666
Net assets applicable to outstanding capital stock	$11,614,076,180
Represented by
Paid in capital	8,032,890,031
Undistributed net investment income	16,121,376
Accumulated net realized gain	143,704,489
Unrealized appreciation (depreciation) on:
Investments - unaffiliated issuers	3,421,360,284
Total - representing net assets applicable to outstanding capital stock	$11,614,076,180
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Contrarian Core Fund | Semiannual Report 2018	9

Statement of Assets and Liabilities  (continued)
February 28, 2018 (Unaudited)
Class A
Net assets	$1,941,153,887
Shares outstanding	75,100,669
Net asset value per share	$25.85
Maximum offering price per share(a)	$27.43
Advisor Class(b)
Net assets	$719,348,111
Shares outstanding	27,174,177
Net asset value per share	$26.47
Class C
Net assets	$772,505,938
Shares outstanding	32,952,710
Net asset value per share	$23.44
Institutional Class(c)
Net assets	$5,036,741,013
Shares outstanding	193,483,471
Net asset value per share	$26.03
Institutional 2 Class(d)
Net assets	$881,203,368
Shares outstanding	33,315,919
Net asset value per share	$26.45
Institutional 3 Class(e)
Net assets	$1,952,796,638
Shares outstanding	73,803,240
Net asset value per share	$26.46
Class K
Net assets	$6,460,187
Shares outstanding	248,314
Net asset value per share	$26.02
Class R
Net assets	$141,202,491
Shares outstanding	5,458,261
Net asset value per share	$25.87
Class T
Net assets	$1,148,290
Shares outstanding	44,431
Net asset value per share	$25.84
Maximum offering price per share(f)	$26.50
Class V
Net assets	$161,516,257
Shares outstanding	6,309,770
Net asset value per share	$25.60
Maximum offering price per share(g)	$27.16

(a)	The maximum offering price per share is calculated by dividing the net asset value per share by 1.0 minus the maximum sales charge of 5.75% for Class A shares.
(b)	Prior to November 1, 2017, Advisor Class shares were known as Class R4 shares.
(c)	Prior to November 1, 2017, Institutional Class shares were known as Class Z shares.
(d)	Prior to November 1, 2017, Institutional 2 Class shares were known as Class R5 shares.
(e)	Prior to November 1, 2017, Institutional 3 Class shares were known as Class Y shares.
(f)	The maximum offering price per share is calculated by dividing the net asset value per share by 1.0 minus the maximum sales charge of 2.50% per transaction for Class T shares.
(g)	The maximum offering price per share is calculated by dividing the net asset value per share by 1.0 minus the maximum sales charge of 5.75% for Class V shares.
The accompanying Notes to Financial Statements are an integral part of this statement.
10	Columbia Contrarian Core Fund | Semiannual Report 2018

Statement of Operations
Six Months Ended February 28, 2018 (Unaudited)
Net investment income
Income:
Dividends — unaffiliated issuers	$95,141,627
Dividends — affiliated issuers	2,020,642
Foreign taxes withheld	(297,207)
Total income	96,865,062
Expenses:
Management services fees	34,667,822
Distribution and/or service fees
Class A	2,453,149
Class C	3,818,324
Class R	345,435
Class T	1,556
Class V	198,645
Transfer agent fees
Class A	1,439,017
Advisor Class(a)	486,615
Class C	559,929
Institutional Class(b)	3,639,318
Institutional 2 Class(c)	246,320
Institutional 3 Class(d)	78,172
Class K	1,837
Class R	101,316
Class T	912
Class V	116,506
Plan administration fees
Class K	7,874
Compensation of board members	95,985
Custodian fees	33,705
Printing and postage fees	268,562
Registration fees	145,459
Audit fees	17,009
Legal fees	132,277
Compensation of chief compliance officer	2,208
Other	122,108
Total expenses	48,980,060
Net investment income	47,885,002
Realized and unrealized gain (loss) — net
Net realized gain (loss) on:
Investments — unaffiliated issuers	307,239,925
Investments — affiliated issuers	7,230
Foreign currency translations	1,107
Net realized gain	307,248,262
Net change in unrealized appreciation (depreciation) on:
Investments — unaffiliated issuers	479,749,011
Investments — affiliated issuers	(19,400)
Net change in unrealized appreciation (depreciation)	479,729,611
Net realized and unrealized gain	786,977,873
Net increase in net assets resulting from operations	$834,862,875

(a)	Prior to November 1, 2017, Advisor Class shares were known as Class R4 shares.
(b)	Prior to November 1, 2017, Institutional Class shares were known as Class Z shares.
(c)	Prior to November 1, 2017, Institutional 2 Class shares were known as Class R5 shares.
(d)	Prior to November 1, 2017, Institutional 3 Class shares were known as Class Y shares.
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Contrarian Core Fund | Semiannual Report 2018	11

Statement of Changes in Net Assets
	Six Months Ended February 28, 2018 (Unaudited)	Year Ended August 31, 2017
Operations
Net investment income	$47,885,002	$96,662,160
Net realized gain	307,248,262	476,645,774
Net change in unrealized appreciation (depreciation)	479,729,611	930,041,147
Net increase in net assets resulting from operations	834,862,875	1,503,349,081
Distributions to shareholders
Net investment income
Class A	(13,688,620)	(19,193,883)
Advisor Class(a)	(6,065,193)	(3,562,542)
Class C	—	(1)
Class I(b)	—	(3,453,777)
Institutional Class(c)	(45,538,309)	(38,846,630)
Institutional 2 Class(d)	(8,571,940)	(5,967,141)
Institutional 3 Class(e)	(20,115,690)	(3,854,161)
Class K	(48,187)	(40,230)
Class R	(641,230)	(451,640)
Class T	(8,444)	(843,456)
Class V	(1,127,941)	(968,097)
Net realized gains
Class A	(93,913,407)	(21,919,791)
Advisor Class(a)	(31,380,381)	(3,005,305)
Class B(f)	—	(42,890)
Class C	(40,119,452)	(5,729,742)
Class I(b)	—	(2,474,135)
Institutional Class(c)	(235,608,254)	(32,770,414)
Institutional 2 Class(d)	(40,157,532)	(4,473,015)
Institutional 3 Class(e)	(90,640,911)	(2,760,953)
Class K	(292,694)	(39,271)
Class R	(6,615,240)	(797,594)
Class T	(57,932)	(958,481)
Class V	(7,738,463)	(1,115,823)
Total distributions to shareholders	(642,329,820)	(153,268,972)
Increase (decrease) in net assets from capital stock activity	529,280,637	(392,465,869)
Total increase in net assets	721,813,692	957,614,240
Net assets at beginning of period	10,892,262,488	9,934,648,248
Net assets at end of period	$11,614,076,180	$10,892,262,488
Undistributed net investment income	$16,121,376	$64,041,928

(a)	Prior to November 1, 2017, Advisor Class shares were known as Class R4 shares.
(b)	Effective March 27, 2017, Class I shares were redeemed or exchanged for Institutional 3 Class shares.
(c)	Prior to November 1, 2017, Institutional Class shares were known as Class Z shares.
(d)	Prior to November 1, 2017, Institutional 2 Class shares were known as Class R5 shares.
(e)	Prior to November 1, 2017, Institutional 3 Class shares were known as Class Y shares.
(f)	Effective July 17, 2017, Class B shares were automatically converted to Class A shares.
The accompanying Notes to Financial Statements are an integral part of this statement.
12	Columbia Contrarian Core Fund | Semiannual Report 2018

Statement of Changes in Net Assets   (continued)
	Six Months Ended		Year Ended
	February 28, 2018 (Unaudited)		August 31, 2017
	Shares	Dollars ($)	Shares	Dollars ($)
Capital stock activity
Class A(a)
Subscriptions (b)	7,047,890	183,319,150	24,532,402	567,339,209
Distributions reinvested	3,884,229	99,008,995	1,703,138	38,796,444
Redemptions	(12,209,509)	(318,534,959)	(78,222,523)	(1,845,678,165)
Net decrease	(1,277,390)	(36,206,814)	(51,986,983)	(1,239,542,512)
Advisor Class(c)
Subscriptions	6,774,045	180,872,465	10,776,230	260,548,555
Distributions reinvested	1,389,820	36,260,392	279,486	6,506,429
Redemptions	(3,922,198)	(104,865,416)	(4,694,624)	(112,458,762)
Net increase	4,241,667	112,267,441	6,361,092	154,596,222
Class B(a)
Subscriptions	—	—	10,229	211,772
Distributions reinvested	—	—	2,033	42,206
Redemptions (b)	—	—	(309,670)	(6,756,778)
Net decrease	—	—	(297,408)	(6,502,800)
Class C
Subscriptions	2,981,511	70,510,084	8,279,732	176,276,614
Distributions reinvested	1,592,047	36,871,805	237,660	4,945,710
Redemptions	(4,027,163)	(95,244,346)	(9,109,741)	(195,062,192)
Net increase (decrease)	546,395	12,137,543	(592,349)	(13,839,868)
Class I(d)
Subscriptions	—	—	619,606	13,527,383
Distributions reinvested	—	—	258,970	5,927,821
Redemptions	—	—	(16,890,162)	(398,885,486)
Net decrease	—	—	(16,011,586)	(379,430,282)
Institutional Class(e)
Subscriptions	19,055,442	499,507,041	85,852,060	2,044,682,517
Distributions reinvested	10,065,737	258,286,816	2,284,114	52,351,890
Redemptions	(29,230,025)	(763,408,107)	(83,135,098)	(2,002,573,073)
Net increase (decrease)	(108,846)	(5,614,250)	5,001,076	94,461,334
Institutional 2 Class(f)
Subscriptions	7,208,770	192,439,002	11,090,361	270,140,698
Distributions reinvested	1,868,398	48,709,121	448,671	10,436,073
Redemptions	(5,708,516)	(151,471,715)	(9,119,270)	(216,839,757)
Net increase	3,368,652	89,676,408	2,419,762	63,737,014
Institutional 3 Class(d),(g)
Subscriptions	18,577,619	491,013,215	49,850,577	1,240,699,466
Distributions reinvested	2,580,501	67,273,670	271,473	6,314,467
Redemptions	(7,865,545)	(211,863,645)	(4,056,941)	(98,611,716)
Net increase	13,292,575	346,423,240	46,065,109	1,148,402,217
Class K
Subscriptions	10,303	276,649	18,689	455,856
Distributions reinvested	13,282	340,682	3,468	79,454
Redemptions	(20,855)	(550,345)	(13,564)	(307,763)
Net increase	2,730	66,986	8,593	227,547
Class R
Subscriptions	730,197	18,997,537	2,442,785	57,295,465
Distributions reinvested	229,073	5,848,237	40,077	914,165
Redemptions	(711,930)	(18,556,045)	(1,605,994)	(37,805,368)
Net increase	247,340	6,289,729	876,868	20,404,262
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Contrarian Core Fund | Semiannual Report 2018	13

Statement of Changes in Net Assets   (continued)
	Six Months Ended		Year Ended
	February 28, 2018 (Unaudited)		August 31, 2017
	Shares	Dollars ($)	Shares	Dollars ($)
Class T
Subscriptions	726	19,043	1,447,862	32,641,606
Distributions reinvested	2,595	66,153	79,099	1,801,867
Redemptions	(12,273)	(320,525)	(11,365,827)	(257,363,851)
Net decrease	(8,952)	(235,329)	(9,838,866)	(222,920,378)
Class V
Subscriptions	209,205	5,418,919	49,241	1,134,243
Distributions reinvested	250,684	6,329,782	64,778	1,462,036
Redemptions	(281,335)	(7,273,018)	(633,299)	(14,654,904)
Net increase (decrease)	178,554	4,475,683	(519,280)	(12,058,625)
Total net increase (decrease)	20,482,725	529,280,637	(18,513,972)	(392,465,869)

(a)	Effective July 17, 2017, Class B shares were automatically converted to Class A shares.
(b)	Includes conversions of Class B shares to Class A shares, if any.
(c)	Prior to November 1, 2017, Advisor Class shares were known as Class R4 shares.
(d)	Effective March 27, 2017, Class I shares were redeemed or exchanged for Institutional 3 Class shares.
(e)	Prior to November 1, 2017, Institutional Class shares were known as Class Z shares.
(f)	Prior to November 1, 2017, Institutional 2 Class shares were known as Class R5 shares.
(g)	Prior to November 1, 2017, Institutional 3 Class shares were known as Class Y shares.
The accompanying Notes to Financial Statements are an integral part of this statement.
14	Columbia Contrarian Core Fund | Semiannual Report 2018

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Columbia Contrarian Core Fund | Semiannual Report 2018	15

Financial Highlights
The following table is intended to help you understand the Fund’s financial performance. Certain information reflects financial results for a single share of a class held for the periods shown. Per share net investment income (loss) amounts are calculated based on average shares outstanding during the period. Total return assumes reinvestment of all dividends and distributions, if any. Total return does not reflect payment of sales charges, if any. Total return and portfolio turnover are not annualized for periods of less than one year. The portfolio turnover rate is calculated without regard to purchase and sales transactions of short-term instruments and certain derivatives, if any. If such transactions were included, the Fund’s portfolio turnover rate may be higher.
Year ended (except as noted)	Net asset value, beginning of period	Net investment income (loss)	Net realized and unrealized gain (loss)	Total from investment operations	Distributions from net investment income	Distributions from net realized gains
Class A
2/28/2018 (c)	$25.41	0.09	1.80	1.89	(0.18)	(1.27)
8/31/2017	$22.29	0.19	3.25	3.44	(0.15)	(0.17)
8/31/2016	$21.27	0.15	2.05	2.20	(0.55)	(0.63)
8/31/2015	$22.37	0.65 (f)	(0.23)	0.42	(0.10)	(1.42)
8/31/2014	$19.15	0.14	4.32	4.46	(0.11)	(1.13)
8/31/2013	$15.68	0.13	3.48	3.61	(0.12)	(0.02)
Advisor Class(g)
2/28/2018 (c)	$26.02	0.12	1.84	1.96	(0.24)	(1.27)
8/31/2017	$22.81	0.26	3.33	3.59	(0.21)	(0.17)
8/31/2016	$21.74	0.21	2.09	2.30	(0.60)	(0.63)
8/31/2015	$22.83	0.80 (f)	(0.32)	0.48	(0.15)	(1.42)
8/31/2014	$19.52	0.20	4.40	4.60	(0.16)	(1.13)
8/31/2013 (h)	$15.84	0.16	3.70	3.86	(0.16)	(0.02)
Class C
2/28/2018 (c)	$23.09	(0.01)	1.63	1.62	—	(1.27)
8/31/2017	$20.28	0.01	2.97	2.98	(0.00) (i)	(0.17)
8/31/2016	$19.43	(0.00) (i)	1.86	1.86	(0.38)	(0.63)
8/31/2015	$20.62	0.50 (f)	(0.27)	0.23	—	(1.42)
8/31/2014	$17.77	(0.01)	3.99	3.98	—	(1.13)
8/31/2013	$14.55	(0.00) (i)	3.25	3.25	(0.01)	(0.02)
Institutional Class(j)
2/28/2018 (c)	$25.61	0.12	1.81	1.93	(0.24)	(1.27)
8/31/2017	$22.45	0.25	3.29	3.54	(0.21)	(0.17)
8/31/2016	$21.42	0.21	2.05	2.26	(0.60)	(0.63)
8/31/2015	$22.52	0.66 (f)	(0.18)	0.48	(0.16)	(1.42)
8/31/2014	$19.27	0.19	4.35	4.54	(0.16)	(1.13)
8/31/2013	$15.78	0.17	3.50	3.67	(0.16)	(0.02)
Institutional 2 Class(k)
2/28/2018 (c)	$26.01	0.14	1.84	1.98	(0.27)	(1.27)
8/31/2017	$22.80	0.28	3.33	3.61	(0.23)	(0.17)
8/31/2016	$21.73	0.24	2.09	2.33	(0.63)	(0.63)
8/31/2015	$22.83	0.78 (f)	(0.28)	0.50	(0.18)	(1.42)
8/31/2014	$19.52	0.23	4.39	4.62	(0.18)	(1.13)
8/31/2013 (l)	$15.84	0.15	3.73	3.88	(0.18)	(0.02)
The accompanying Notes to Financial Statements are an integral part of this statement.
16	Columbia Contrarian Core Fund | Semiannual Report 2018

Total distributions to shareholders	Net asset value, end of period	Total return	Total gross expense ratio to average net assets(a)	Total net expense ratio to average net assets(a),(b)	Net investment income (loss) ratio to average net assets	Portfolio turnover	Net assets, end of period (000’s)

(1.45)	$25.85	7.52%	1.02% (d)	1.02% (d)	0.68% (d)	30%	$1,941,154
(0.32)	$25.41	15.61%	1.04%	1.04% (e)	0.82%	52%	$1,941,062
(1.18)	$22.29	10.79%	1.07%	1.07% (e)	0.72%	47%	$2,860,806
(1.52)	$21.27	1.99%	1.09%	1.09% (e)	2.93%	60%	$2,297,176
(1.24)	$22.37	24.15%	1.11%	1.11% (e)	0.69%	65%	$1,659,841
(0.14)	$19.15	23.23%	1.15%	1.14% (e)	0.73%	47%	$913,212

(1.51)	$26.47	7.62%	0.77% (d)	0.77% (d)	0.93% (d)	30%	$719,348
(0.38)	$26.02	15.91%	0.80%	0.80% (e)	1.07%	52%	$596,704
(1.23)	$22.81	11.07%	0.82%	0.82% (e)	0.99%	47%	$377,946
(1.57)	$21.74	2.25%	0.85%	0.85% (e)	3.53%	60%	$227,941
(1.29)	$22.83	24.44%	0.86%	0.86% (e)	0.94%	65%	$105,458
(0.18)	$19.52	24.61%	0.89% (d)	0.89% (d),(e)	1.04% (d)	47%	$46,212

(1.27)	$23.44	7.06%	1.77% (d)	1.77% (d)	(0.07%) (d)	30%	$772,506
(0.17)	$23.09	14.80%	1.79%	1.79% (e)	0.07%	52%	$748,148
(1.01)	$20.28	9.98%	1.83%	1.83% (e)	(0.02%)	47%	$669,226
(1.42)	$19.43	1.17%	1.85%	1.85% (e)	2.46%	60%	$409,798
(1.13)	$20.62	23.22%	1.86%	1.86% (e)	(0.06%)	65%	$222,834
(0.03)	$17.77	22.36%	1.90%	1.89% (e)	(0.02%)	47%	$115,940

(1.51)	$26.03	7.62%	0.77% (d)	0.77% (d)	0.93% (d)	30%	$5,036,741
(0.38)	$25.61	15.95%	0.80%	0.80% (e)	1.07%	52%	$4,958,099
(1.23)	$22.45	11.05%	0.82%	0.82% (e)	0.99%	47%	$4,234,639
(1.58)	$21.42	2.24%	0.84%	0.84% (e)	2.97%	60%	$2,119,278
(1.29)	$22.52	24.45%	0.86%	0.86% (e)	0.93%	65%	$1,831,114
(0.18)	$19.27	23.50%	0.90%	0.89% (e)	0.98%	47%	$1,315,874

(1.54)	$26.45	7.68%	0.68% (d)	0.68% (d)	1.02% (d)	30%	$881,203
(0.40)	$26.01	16.05%	0.69%	0.69%	1.17%	52%	$779,002
(1.26)	$22.80	11.22%	0.70%	0.70%	1.12%	47%	$627,659
(1.60)	$21.73	2.34%	0.71%	0.71%	3.45%	60%	$336,043
(1.31)	$22.83	24.60%	0.73%	0.73%	1.08%	65%	$209,498
(0.20)	$19.52	24.75%	0.75% (d)	0.75% (d)	1.01% (d)	47%	$68,709
Columbia Contrarian Core Fund | Semiannual Report 2018	17

Financial Highlights  (continued)
Year ended (except as noted)	Net asset value, beginning of period	Net investment income (loss)	Net realized and unrealized gain (loss)	Total from investment operations	Distributions from net investment income	Distributions from net realized gains
Institutional 3 Class(m)
2/28/2018 (c)	$26.03	0.14	1.84	1.98	(0.28)	(1.27)
8/31/2017	$22.81	0.30	3.33	3.63	(0.24)	(0.17)
8/31/2016	$21.75	0.27	2.06	2.33	(0.64)	(0.63)
8/31/2015	$22.84	1.19 (f)	(0.67)	0.52	(0.19)	(1.42)
8/31/2014	$19.52	0.24	4.40	4.64	(0.19)	(1.13)
8/31/2013 (n)	$15.84	0.24	3.64	3.88	(0.18)	(0.02)
Class K
2/28/2018 (c)	$25.58	0.10	1.81	1.91	(0.20)	(1.27)
8/31/2017	$22.43	0.22	3.28	3.50	(0.18)	(0.17)
8/31/2016	$21.40	0.23	2.01	2.24	(0.58)	(0.63)
8/31/2015	$22.50	0.61 (f)	(0.16)	0.45	(0.13)	(1.42)
8/31/2014	$19.26	0.17	4.33	4.50	(0.13)	(1.13)
8/31/2013	$15.77	0.15	3.51	3.66	(0.15)	(0.02)
Class R
2/28/2018 (c)	$25.41	0.06	1.79	1.85	(0.12)	(1.27)
8/31/2017	$22.29	0.14	3.25	3.39	(0.10)	(0.17)
8/31/2016	$21.26	0.10	2.05	2.15	(0.49)	(0.63)
8/31/2015	$22.37	0.65 (f)	(0.29)	0.36	(0.05)	(1.42)
8/31/2014	$19.15	0.09	4.32	4.41	(0.06)	(1.13)
8/31/2013	$15.68	0.08	3.49	3.57	(0.08)	(0.02)
Class T
2/28/2018 (c)	$25.41	0.09	1.79	1.88	(0.18)	(1.27)
8/31/2017	$22.29	0.17	3.27	3.44	(0.15)	(0.17)
8/31/2016	$21.27	0.15	2.05	2.20	(0.55)	(0.63)
8/31/2015	$22.38	0.50 (f)	(0.09)	0.41	(0.10)	(1.42)
8/31/2014	$19.16	0.14	4.32	4.46	(0.11)	(1.13)
8/31/2013	$15.69	0.13	3.48	3.61	(0.12)	(0.02)
The accompanying Notes to Financial Statements are an integral part of this statement.
18	Columbia Contrarian Core Fund | Semiannual Report 2018

Total distributions to shareholders	Net asset value, end of period	Total return	Total gross expense ratio to average net assets(a)	Total net expense ratio to average net assets(a),(b)	Net investment income (loss) ratio to average net assets	Portfolio turnover	Net assets, end of period (000’s)

(1.55)	$26.46	7.68%	0.63% (d)	0.63% (d)	1.08% (d)	30%	$1,952,797
(0.41)	$26.03	16.14%	0.65%	0.65%	1.23%	52%	$1,574,824
(1.27)	$22.81	11.22%	0.65%	0.65%	1.23%	47%	$329,514
(1.61)	$21.75	2.44%	0.66%	0.66%	5.26%	60%	$53,246
(1.32)	$22.84	24.71%	0.68%	0.68%	1.12%	65%	$2,514
(0.20)	$19.52	24.79%	0.72% (d)	0.72% (d)	1.60% (d)	47%	$79

(1.47)	$26.02	7.57%	0.93% (d)	0.93% (d)	0.77% (d)	30%	$6,460
(0.35)	$25.58	15.78%	0.94%	0.94%	0.92%	52%	$6,283
(1.21)	$22.43	10.92%	0.95%	0.95%	1.08%	47%	$5,317
(1.55)	$21.40	2.12%	0.96%	0.96%	2.73%	60%	$115
(1.26)	$22.50	24.27%	0.97%	0.97%	0.81%	65%	$113
(0.17)	$19.26	23.40%	1.00%	1.00%	0.87%	47%	$144

(1.39)	$25.87	7.35%	1.27% (d)	1.27% (d)	0.43% (d)	30%	$141,202
(0.27)	$25.41	15.34%	1.29%	1.29% (e)	0.57%	52%	$132,392
(1.12)	$22.29	10.55%	1.32%	1.32% (e)	0.49%	47%	$96,586
(1.47)	$21.26	1.69%	1.34%	1.34% (e)	2.93%	60%	$50,048
(1.19)	$22.37	23.86%	1.36%	1.36% (e)	0.44%	65%	$30,291
(0.10)	$19.15	22.93%	1.39%	1.39% (e)	0.46%	47%	$13,102

(1.45)	$25.84	7.48%	1.02% (d)	1.02% (d)	0.68% (d)	30%	$1,148
(0.32)	$25.41	15.62%	1.04%	1.04% (e)	0.74%	52%	$1,357
(1.18)	$22.29	10.79%	1.07%	1.07% (e)	0.71%	47%	$220,502
(1.52)	$21.27	1.95%	1.09%	1.09% (e)	2.26%	60%	$118,262
(1.24)	$22.38	24.15%	1.10%	1.10% (e)	0.67%	65%	$124,021
(0.14)	$19.16	23.21%	1.14%	1.14% (e)	0.73%	47%	$254,377
Columbia Contrarian Core Fund | Semiannual Report 2018	19

Financial Highlights  (continued)
Year ended (except as noted)	Net asset value, beginning of period	Net investment income (loss)	Net realized and unrealized gain (loss)	Total from investment operations	Distributions from net investment income	Distributions from net realized gains
Class V
2/28/2018 (c)	$25.18	0.09	1.78	1.87	(0.18)	(1.27)
8/31/2017	$22.09	0.19	3.22	3.41	(0.15)	(0.17)
8/31/2016	$21.08	0.15	2.04	2.19	(0.55)	(0.63)
8/31/2015	$22.19	0.55 (f)	(0.15)	0.40	(0.09)	(1.42)
8/31/2014	$19.01	0.13	4.28	4.41	(0.10)	(1.13)
8/31/2013	$15.56	0.12	3.47	3.59	(0.12)	(0.02)

Notes to Financial Highlights
(a)	In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund’s reported expense ratios.
(b)	Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.
(c)	For the six months ended February 28, 2018 (unaudited).
(d)	Annualized.
(e)	The benefits derived from expense reductions had an impact of less than 0.01%.
(f)	Net investment income per share includes special dividends. The per share effect of these dividends amounted to:

Year ended	Class A	Advisor Class	Class C	Institutional Class	Institutional 2 Class	Institutional 3 Class	Class K	Class R	Class T	Class V
08/31/2015	$ 0.54	$ 0.63	$ 0.55	$ 0.50	$ 0.58	$ 0.96	$ 0.47	$ 0.60	$ 0.40	$ 0.45

(g)	Prior to November 1, 2017, Advisor Class shares were known as Class R4 shares.
(h)	Advisor Class shares commenced operations on November 8, 2012. Per share data and total return reflect activity from that date.
(i)	Rounds to zero.
(j)	Prior to November 1, 2017, Institutional Class shares were known as Class Z shares.
(k)	Prior to November 1, 2017, Institutional 2 Class shares were known as Class R5 shares.
(l)	Institutional 2 Class shares commenced operations on November 8, 2012. Per share data and total return reflect activity from that date.
(m)	Prior to November 1, 2017, Institutional 3 Class shares were known as Class Y shares.
(n)	Institutional 3 Class shares commenced operations on November 8, 2012. Per share data and total return reflect activity from that date.
The accompanying Notes to Financial Statements are an integral part of this statement.
20	Columbia Contrarian Core Fund | Semiannual Report 2018

Total distributions to shareholders	Net asset value, end of period	Total return	Total gross expense ratio to average net assets(a)	Total net expense ratio to average net assets(a),(b)	Net investment income (loss) ratio to average net assets	Portfolio turnover	Net assets, end of period (000’s)

(1.45)	$25.60	7.51%	1.02% (d)	1.02% (d)	0.68% (d)	30%	$161,516
(0.32)	$25.18	15.61%	1.04%	1.04% (e)	0.82%	52%	$154,392
(1.18)	$22.09	10.83%	1.08%	1.08% (e)	0.71%	47%	$146,879
(1.51)	$21.08	1.92%	1.11%	1.11% (e)	2.49%	60%	$143,304
(1.23)	$22.19	24.06%	1.16%	1.16% (e)	0.63%	65%	$151,430
(0.14)	$19.01	23.22%	1.20%	1.19% (e)	0.68%	47%	$131,732
Columbia Contrarian Core Fund | Semiannual Report 2018	21

Notes to Financial Statements
February 28, 2018 (Unaudited)
Note 1. Organization
Columbia Contrarian Core Fund (the Fund), a series of Columbia Funds Series Trust I (the Trust), is a diversified fund. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.
Fund shares
The Trust may issue an unlimited number of shares (without par value). Although all share classes generally have identical voting, dividend and liquidation rights, each share class votes separately when required by the Trust’s organizational documents or by law. Different share classes pay different distribution amounts to the extent the expenses of such share classes differ, and distributions in liquidation will be proportional to the net asset value of each share class. Each share class has its own expense and sales charge structure. The Fund offers each of the share classes identified below.
Class A shares are subject to a maximum front-end sales charge of 5.75% based on the initial investment amount. Class A shares purchased without an initial sales charge in accounts aggregating $1 million to $50 million at the time of purchase are subject to a contingent deferred sales charge (CDSC) if the shares are sold within 18 months after purchase, charged as follows: 1.00% CDSC if redeemed within 12 months after purchase, and 0.50% CDSC if redeemed more than 12, but less than 18, months after purchase.
Advisor Class shares are not subject to sales charges and are generally available only to omnibus retirement plans and certain investors as described in the Fund’s prospectus. Prior to November 1, 2017, Advisor Class shares were known as Class R4 shares.
Class C shares are subject to a 1.00% CDSC on shares redeemed within 12 months after purchase.
Institutional Class shares are not subject to sales charges and are generally available only to eligible investors, which are subject to different investment minimums as described in the Fund’s prospectus. Prior to November 1, 2017, Institutional Class shares were known as Class Z shares.
Institutional 2 Class shares are not subject to sales charges and are generally available only to investors purchasing through authorized investment professionals and omnibus retirement plans as described in the Fund’s prospectus. Prior to November 1, 2017, Institutional 2 Class shares were known as Class R5 shares.
Institutional 3 Class shares are not subject to sales charges and are available to institutional and certain other investors as described in the Fund’s prospectus. Prior to November 1, 2017, Institutional 3 Class shares were known as Class Y shares.
The Fund no longer accepts investments by existing investors in Class K shares. When available, Class K shares were not subject to sales charges and were made available only to existing investors in Class K shares. On March 9, 2018, Class K shares were redeemed or exchanged for Advisor Class shares of the Fund in a tax free transaction that had no impact on fees and expenses paid by the shareholders.
Class R shares are not subject to sales charges and are generally available only to certain retirement plans and other investors as described in the Fund’s prospectus.
Class T shares are subject to a maximum front-end sales charge of 2.50% per transaction and must be purchased through financial intermediaries that, by written agreement with Columbia Management Investment Distributors, Inc., are specifically authorized to sell Class T shares.
Class V shares are subject to a maximum front-end sales charge of 5.75% based on the investment amount. Class V shares purchased without an initial sales charge in accounts aggregating $1 million to $50 million at the time of purchase are subject to a CDSC if the shares are sold within 18 months after purchase, charged as follows: 1.00% CDSC if redeemed within 12 months after purchase, and 0.50% CDSC if redeemed more than 12, but less than 18, months after purchase. Class V shares are available only to investors who received (and who have continuously held) Class V shares in connection with previous fund reorganizations.
22	Columbia Contrarian Core Fund | Semiannual Report 2018

Notes to Financial Statements  (continued)
February 28, 2018 (Unaudited)
Note 2. Summary of significant accounting policies
Basis of preparation
The Fund is an investment company that applies the accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services - Investment Companies (ASC 946). The financial statements are prepared in accordance with U.S. generally accepted accounting principles (GAAP), which requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.
The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.
Security valuation
All equity securities are valued at the close of business of the New York Stock Exchange. Equity securities are valued at the last quoted sales price on the principal exchange or market on which they trade, except for securities traded on the NASDAQ Stock Market, which are valued at the NASDAQ official close price. Unlisted securities or listed securities for which there were no sales during the day are valued at the mean of the latest quoted bid and ask prices on such exchanges or markets.
Foreign equity securities are valued based on the closing price on the foreign exchange in which such securities are primarily traded. If any foreign equity security closing prices are not readily available, the securities are valued at the mean of the latest quoted bid and ask prices on such exchanges or markets. Foreign currency exchange rates are generally determined at 4:00 p.m. Eastern (U.S.) time. Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange; therefore, the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the New York Stock Exchange. In those situations, foreign securities will be fair valued pursuant to a policy adopted by the Board of Trustees, including, if available, utilizing a third party pricing service to determine these fair values. The third party pricing service takes into account multiple factors, including, but not limited to, movements in the U.S. securities markets, certain depositary receipts, futures contracts and foreign exchange rates that have occurred subsequent to the close of the foreign exchange or market, to determine a good faith estimate that reasonably reflects the current market conditions as of the close of the New York Stock Exchange. The fair value of a security is likely to be different from the quoted or published price, if available.
Investments in open-end investment companies, including money market funds, are valued at their latest net asset value.
Investments for which market quotations are not readily available, or that have quotations which management believes are not reflective of market value or reliable, are valued at fair value as determined in good faith under procedures approved by and under the general supervision of the Board of Trustees. If a security or class of securities (such as foreign securities) is valued at fair value, such value is likely to be different from the quoted or published price for the security.
The determination of fair value often requires significant judgment. To determine fair value, management may use assumptions including but not limited to future cash flows and estimated risk premiums. Multiple inputs from various sources may be used to determine fair value.
GAAP requires disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category. This information is disclosed following the Fund’s Portfolio of Investments.
Foreign currency transactions and translations
The values of all assets and liabilities denominated in foreign currencies are generally translated into U.S. dollars at exchange rates determined at the close of regular trading on the New York Stock Exchange. Net realized and unrealized gains (losses) on foreign currency transactions and translations include gains (losses) arising from the fluctuation in exchange
Columbia Contrarian Core Fund | Semiannual Report 2018	23

Notes to Financial Statements  (continued)
February 28, 2018 (Unaudited)
rates between trade and settlement dates on securities transactions, gains (losses) arising from the disposition of foreign currency and currency gains (losses) between the accrual and payment dates on dividends, interest income and foreign withholding taxes.
For financial statement purposes, the Fund does not distinguish that portion of gains (losses) on investments which is due to changes in foreign exchange rates from that which is due to changes in market prices of the investments. Such fluctuations are included with the net realized and unrealized gains (losses) on investments in the Statement of Operations.
Security transactions
Security transactions are accounted for on the trade date. Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.
Income recognition
Corporate actions and dividend income are generally recorded net of any non-reclaimable tax withholdings, on the ex-dividend date or upon receipt of ex-dividend notification in the case of certain foreign securities.
The Fund may receive distributions from holdings in equity securities, business development companies (BDCs), exchange-traded funds (ETFs), limited partnerships (LPs), other regulated investment companies (RICs), and real estate investment trusts (REITs), which report information on the tax character of their distributions annually. These distributions are allocated to dividend income, capital gain and return of capital based on actual information reported. Return of capital is recorded as a reduction of the cost basis of securities held. If the Fund no longer owns the applicable securities, return of capital is recorded as a realized gain. With respect to REITs, to the extent actual information has not yet been reported, estimates for return of capital are made by the Fund’s management. Management’s estimates are subsequently adjusted when the actual character of the distributions is disclosed by the REITs, which could result in a proportionate change in return of capital to shareholders.
Awards from class action litigation are recorded as a reduction of cost basis if the Fund still owns the applicable securities on the payment date. If the Fund no longer owns the applicable securities, the proceeds are recorded as realized gains.
Expenses
General expenses of the Trust are allocated to the Fund and other funds of the Trust based upon relative net assets or other expense allocation methodologies determined by the nature of the expense. Expenses directly attributable to the Fund are charged to the Fund. Expenses directly attributable to a specific class of shares are charged to that share class.
Determination of class net asset value
All income, expenses (other than class-specific expenses, which are charged to that share class, as shown in the Statement of Operations) and realized and unrealized gains (losses) are allocated to each class of the Fund on a daily basis, based on the relative net assets of each class, for purposes of determining the net asset value of each class.
Federal income tax status
The Fund intends to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code, as amended, and will distribute substantially all of its investment company net taxable income and net capital gains, if any, for its tax year, and as such will not be subject to federal income taxes. In addition, the Fund intends to distribute in each calendar year substantially all of its ordinary income, capital gains net income and certain other amounts, if any, such that the Fund should not be subject to federal excise tax. Therefore, no federal income or excise tax provision is recorded.
Foreign taxes
The Fund may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. The Fund will accrue such taxes and recoveries, as applicable, based upon its current interpretation of tax rules and regulations that exist in the markets in which it invests.
24	Columbia Contrarian Core Fund | Semiannual Report 2018

Notes to Financial Statements  (continued)
February 28, 2018 (Unaudited)
Realized gains in certain countries may be subject to foreign taxes at the Fund level, based on statutory rates. The Fund accrues for such foreign taxes on realized and unrealized gains at the appropriate rate for each jurisdiction, as applicable. The amount, if any, is disclosed as a liability on the Statement of Assets and Liabilities.
Distributions to shareholders
Distributions from net investment income, if any, are declared and paid annually. Net realized capital gains, if any, are distributed along with the income distribution. Income distributions and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from GAAP.
Guarantees and indemnifications
Under the Trust’s organizational documents and, in some cases, by contract, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust or its funds. In addition, certain of the Fund’s contracts with its service providers contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Fund cannot be determined, and the Fund has no historical basis for predicting the likelihood of any such claims.
Recent accounting pronouncement
Accounting Standards Update 2017-08 Premium Amortization on Purchased Callable Debt Securities
In March 2017, the Financial Accounting Standards Board issued Accounting Standards Update (ASU) No. 2017-08 Premium Amortization on Purchased Callable Debt Securities. ASU No. 2017-08 updates the accounting standards to shorten the amortization period for certain purchased callable debt securities, held at a premium, to be amortized to the earliest call date. The update applies to securities with explicit, noncontingent call features that are callable at fixed prices and on preset dates. The standard is effective for annual periods beginning after December 15, 2018 and interim periods within those fiscal years. At this time, management is evaluating the implication of this guidance and the impact it will have on the financial statement amounts and footnote disclosures, if any.
Note 3. Fees and other transactions with affiliates
Management services fees
The Fund has entered into a Management Agreement with Columbia Management Investment Advisers, LLC (the Investment Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial). Under the Management Agreement, the Investment Manager provides the Fund with investment research and advice, as well as administrative and accounting services. The management services fee is an annual fee that is equal to a percentage of the Fund’s daily net assets that declines from 0.77% to 0.57% as the Fund’s net assets increase. The annualized effective management services fee rate for the six months ended February 28, 2018 was 0.61% of the Fund’s average daily net assets.
Compensation of board members
Members of the Board of Trustees who are not officers or employees of the Investment Manager or Ameriprise Financial are compensated for their services to the Fund as disclosed in the Statement of Operations. These members of the Board of Trustees may participate in a Deferred Compensation Plan (the Plan) which may be terminated at any time. Obligations of the Plan will be paid solely out of the Fund’s assets, and all amounts payable under the Plan constitute a general unsecured obligation of the Fund.
Compensation of Chief Compliance Officer
The Board of Trustees has appointed a Chief Compliance Officer to the Fund in accordance with federal securities regulations. As disclosed in the Statement of Operations, a portion of the Chief Compliance Officer’s total compensation is allocated to the Fund, along with other allocations to affiliated funds governed by the Board of Trustees, based on relative net assets.
Columbia Contrarian Core Fund | Semiannual Report 2018	25

Notes to Financial Statements  (continued)
February 28, 2018 (Unaudited)
Transfer agency fees
Under a Transfer and Dividend Disbursing Agent Agreement, Columbia Management Investment Services Corp. (the Transfer Agent), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, is responsible for providing transfer agency services to the Fund. The Transfer Agent has contracted with DST Asset Manager Solutions, Inc. (DST) to serve as sub-transfer agent. The Transfer Agent pays the fees of DST for services as sub-transfer agent and DST is not entitled to reimbursement for such fees from the Fund (with the exception of out-of-pocket fees).
The Fund pays the Transfer Agent a monthly transfer agency fee based on the number or the average value of accounts, depending on the type of account. In addition, the Fund pays the Transfer Agent a fee for shareholder services based on the number of accounts or on a percentage of the average aggregate value of the Fund’s shares maintained in omnibus accounts up to the lesser of the amount charged by the financial intermediary or a cap established by the Board of Trustees from time to time.
The Transfer Agent also receives compensation from the Fund for various shareholder services and reimbursements for certain out-of-pocket fees. Total transfer agency fees for Class K, Institutional 2 Class and Institutional 3 Class shares are subject to an annual limitation of not more than 0.07%, 0.07% and 0.02%, respectively, of the average daily net assets attributable to each share class.
For the six months ended February 28, 2018, the Fund’s annualized effective transfer agency fee rates as a percentage of average daily net assets of each class were as follows:
Effective rate (%)
Class A	0.15
Advisor Class	0.15
Class C	0.15
Institutional Class	0.15
Institutional 2 Class	0.06
Institutional 3 Class	0.01
Class K	0.06
Class R	0.15
Class T	0.15
Class V	0.15
An annual minimum account balance fee of $20 may apply to certain accounts with a value below the applicable share class’s initial minimum investment requirements to reduce the impact of small accounts on transfer agency fees. These minimum account balance fees are remitted to the Fund and recorded as part of expense reductions in the Statement of Operations. For the six months ended February 28, 2018, no minimum account balance fees were charged by the Fund.
Plan administration fees
Under a Plan Administration Services Agreement with the Transfer Agent, the Fund pays an annual fee at a rate of 0.25% of the Fund’s average daily net assets attributable to Class K shares for the provision of various administrative, recordkeeping, communication and educational services.
Distribution and service fees
The Fund has entered into an agreement with Columbia Management Investment Distributors, Inc. (the Distributor), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, for distribution and shareholder services. The Board of Trustees has approved, and the Fund has adopted, distribution and shareholder service plans (the Plans) applicable to certain share classes, which set the distribution and service fees for the Fund. These fees are calculated daily and are intended to compensate the Distributor and/or eligible selling and/or servicing agents for selling shares of the Fund and providing services to investors.
26	Columbia Contrarian Core Fund | Semiannual Report 2018

Notes to Financial Statements  (continued)
February 28, 2018 (Unaudited)
Under the Plans, the Fund pays a monthly service fee to the Distributor at the maximum annual rate of 0.25% of the average daily net assets attributable to Class A, Class C and Class T shares of the Fund. Also under the Plans, the Fund pays a monthly distribution fee to the Distributor at the maximum annual rates of 0.10%, 0.75%, 0.50% and 0.25% of the average daily net assets attributable to Class A, Class C, Class R and Class T shares of the Fund, respectively.
Although the Fund may pay distribution and service fees up to a maximum annual rate of 0.35% of the Fund’s average daily net assets attributable to Class A shares (comprised of up to 0.10% for distribution services and up to 0.25% for shareholder liaison services), the Fund currently limits such fees to an aggregate fee of not more than 0.25% of the Fund’s average daily net assets attributable to Class A shares.
Although the Fund may pay a distribution fee up to 0.25% of the Fund’s average daily net assets attributable to Class T shares and a service fee of up to 0.25% of the Fund’s average daily net assets attributable to Class T shares, the aggregate fee shall not exceed 0.25% of the Fund’s average daily net assets attributable to Class T shares.
Shareholder services fees
The Fund has adopted a shareholder services plan that permits it to pay for certain services provided to Class V shareholders by their selling and/or servicing agents. The Fund may pay shareholder servicing fees up to an aggregate annual rate of 0.50% of the Fund’s average daily net assets attributable to Class V shares (comprised of up to 0.25% for shareholder liaison services and up to 0.25% for administrative support services). These fees are currently limited to an aggregate annual rate of not more than 0.25% of the Fund’s average daily net assets attributable to Class V shares.
Sales charges
Sales charges, including front-end charges and CDSCs, received by the Distributor for distributing Fund shares for the six months ended February 28, 2018, if any, are listed below:
Amount ($)
Class A	1,671,727
Class C	25,605
Class T	486
Class V	1,992
Expenses waived/reimbursed by the Investment Manager and its affiliates
The Investment Manager and certain of its affiliates have contractually agreed to waive fees and/or reimburse expenses (excluding certain fees and expenses described below) for the period(s) disclosed below, unless sooner terminated at the sole discretion of the Board of Trustees, so that the Fund’s net operating expenses, after giving effect to fees waived/expenses reimbursed and any balance credits and/or overdraft charges from the Fund’s custodian, do not exceed the following annual rate(s) as a percentage of the class’ average daily net assets:
	January 1, 2018 through December 31, 2018	Prior to January 1, 2018
Class A	1.15%	1.17%
Advisor Class	0.90	0.92
Class C	1.90	1.92
Institutional Class	0.90	0.92
Institutional 2 Class	0.81	0.865
Institutional 3 Class	0.76	0.815
Class K	1.06	1.115
Class R	1.40	1.42
Class T	1.15	1.17
Class V	1.15	1.17
Columbia Contrarian Core Fund | Semiannual Report 2018	27

Notes to Financial Statements  (continued)
February 28, 2018 (Unaudited)
Under the agreement governing these fee waivers and/or expense reimbursement arrangements, the following fees and expenses are excluded from the waiver/reimbursement commitment, and therefore will be paid by the Fund, if applicable: taxes (including foreign transaction taxes), expenses associated with investments in affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange-traded funds), transaction costs and brokerage commissions, costs related to any securities lending program, dividend expenses associated with securities sold short, inverse floater program fees and expenses, transaction charges and interest on borrowed money, interest, infrequent and/or unusual expenses and any other expenses the exclusion of which is specifically approved by the Board of Trustees. This agreement may be modified or amended only with approval from the Investment Manager, certain of its affiliates and the Fund. Any fees waived and/or expenses reimbursed under the expense reimbursement arrangements described above are not recoverable by the Investment Manager or its affiliates in future periods.
Note 4. Federal tax information
The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP because of temporary or permanent book to tax differences.
At February 28, 2018, the approximate cost of all investments for federal income tax purposes and the aggregate gross approximate unrealized appreciation and depreciation based on that cost was:
Federal tax cost ($)	Gross unrealized appreciation ($)	Gross unrealized (depreciation) ($)	Net unrealized appreciation ($)
8,188,996,000	3,528,378,000	(107,018,000)	3,421,360,000
Tax cost of investments and unrealized appreciation/(depreciation) may also include timing differences that do not constitute adjustments to tax basis.
Management of the Fund has concluded that there are no significant uncertain tax positions in the Fund that would require recognition in the financial statements. However, management’s conclusion may be subject to review and adjustment at a later date based on factors including, but not limited to, new tax laws, regulations, and administrative interpretations (including relevant court decisions). Generally, the Fund’s federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.
Note 5. Portfolio information
The cost of purchases and proceeds from sales of securities, excluding short-term investments and derivatives, if any, aggregated to $3,495,460,779 and $3,303,089,843, respectively, for the six months ended February 28, 2018. The amount of purchase and sale activity impacts the portfolio turnover rate reported in the Financial Highlights.
Note 6. Affiliated money market fund
The Fund invests in Columbia Short-Term Cash Fund, an affiliated money market fund established for the exclusive use by the Fund and other affiliated funds (the Affiliated MMF). The income earned by the Fund from such investments is included as Dividends - affiliated issuers in the Statement of Operations. As an investing fund, the Fund indirectly bears its proportionate share of the expenses of the Affiliated MMF. The Affiliated MMF prices its shares with a floating net asset value. In addition, the Board of Trustees of the Affiliated MMF may impose a fee on redemptions (sometimes referred to as a liquidity fee) or temporarily suspend redemptions (sometimes referred to as imposing a redemption gate) in the event its liquidity falls below regulatory limits.
Note 7. Line of credit
The Fund has access to a revolving credit facility with a syndicate of banks led by Citibank, N.A., HSBC Bank USA, N.A. and JPMorgan Chase Bank, N.A. whereby the Fund may borrow for the temporary funding of shareholder redemptions or for other temporary or emergency purposes. The credit facility, which is a collective agreement between the Fund and certain other funds managed by the Investment Manager, severally and not jointly, permits collective borrowings up to $1 billion. Interest is charged to each participating fund based on its borrowings at a rate equal to the higher of (i) the overnight federal funds rate
28	Columbia Contrarian Core Fund | Semiannual Report 2018

Notes to Financial Statements  (continued)
February 28, 2018 (Unaudited)
plus 1.00% or (ii) the one-month LIBOR rate plus 1.00%. Each borrowing under the credit facility matures no later than 60 days after the date of borrowing. The Fund also pays a commitment fee equal to its pro rata share of the amount of the credit facility at a rate of 0.15% per annum. The commitment fee is included in other expenses in the Statement of Operations.
The Fund had no borrowings during the six months ended February 28, 2018.
Note 8. Significant risks
Shareholder concentration risk
At February 28, 2018, Two unaffiliated shareholders of record owned 27.5% of the outstanding shares of the Fund in one or more accounts. The Fund has no knowledge about whether any portion of those shares was owned beneficially. Affiliated shareholders of record owned 22.9% of the outstanding shares of the Fund in one or more accounts. Subscription and redemption activity by concentrated accounts may have a significant effect on the operations of the Fund. In the case of a large redemption, the Fund may be forced to sell investments at inopportune times, including its liquid positions, which may result in Fund losses and the Fund holding a higher percentage of less liquid positions. Large redemptions could result in decreased economies of scale and increased operating expenses for non-redeeming Fund shareholders.
Technology and technology-related investment risk
The Fund may be more susceptible to the particular risks that may affect companies in the information technology sector, as well as other technology-related sectors (collectively, the technology sectors) than if it were invested in a wider variety of companies in unrelated sectors. Companies in the technology sectors are subject to certain risks, including the risk that new services, equipment or technologies will not be accepted by consumers and businesses or will become rapidly obsolete. Performance of such companies may be affected by factors including obtaining and protecting patents (or the failure to do so) and significant competitive pressures, including aggressive pricing of their products or services, new market entrants, competition for market share and short product cycles due to an accelerated rate of technological developments. Such competitive pressures may lead to limited earnings and/or falling profit margins. As a result, the value of their securities may fall or fail to rise. In addition, many technology sector companies have limited operating histories and prices of these companies’ securities historically have been more volatile than other securities, especially over the short term.
Note 9. Subsequent events
Management has evaluated the events and transactions that have occurred through the date the financial statements were issued and noted no items requiring adjustment of the financial statements or additional disclosure.
Note 10. Information regarding pending and settled legal proceedings
Ameriprise Financial and certain of its affiliates have historically been involved in a number of legal, arbitration and regulatory proceedings, including routine litigation, class actions, and governmental actions, concerning matters arising in connection with the conduct of their business activities. Ameriprise Financial believes that the Fund is not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the Fund or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Fund. Ameriprise Financial is required to make quarterly (10-Q), annual (10-K) and, as necessary, 8-K filings with the Securities and Exchange Commission (SEC) on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.
There can be no assurance that these matters, or the adverse publicity associated with them, will not result in increased Fund redemptions, reduced sale of Fund shares or other adverse consequences to the Fund. Further, although we believe proceedings are not likely to have a material adverse effect on the Fund or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Fund, these proceedings are subject to uncertainties and, as such, we are unable to estimate the possible loss or range of loss that may result. An adverse outcome in one or more of these proceedings could result in adverse judgments, settlements, fines, penalties or other relief that could have a material adverse effect on the consolidated financial condition or results of operations of Ameriprise Financial.
Columbia Contrarian Core Fund | Semiannual Report 2018	29

Additional information
The Fund mails one shareholder report to each shareholder address. If you would like more than one report, please call shareholder services at 800.345.6611 and additional reports will be sent to you.
Proxy voting policies and procedures
The policy of the Board of Trustees is to vote the proxies of the companies in which the Fund holds investments consistent with the procedures as stated in the Statement of Additional Information (SAI). You may obtain a copy of the SAI without charge by calling 800.345.6611; contacting your financial intermediary; visiting investor.columbiathreadneedleus.com; or searching the website of the Securities and Exchange Commission (SEC) at sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities is filed with the SEC by August 31st for the most recent 12-month period ending June 30th of that year, and is available without charge by visiting investor.columbiathreadneedleus.com, or searching the website of the SEC at sec.gov.
Quarterly schedule of investments
The Fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Form N-Q is available on the SEC’s website at sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 800.SEC.0330. The Fund’s complete schedule of portfolio holdings, as filed on Form N-Q, can also be obtained without charge, upon request, by calling 800.345.6611.
Additional Fund information
For more information about the Fund, please visit investor.columbiathreadneedleus.com or call 800.345.6611. Customer Service Representatives are available to answer your questions Monday through Friday from 8 a.m. to 7 p.m. Eastern time.
Fund investment manager
Columbia Management Investment Advisers, LLC
225 Franklin Street
Boston, MA 02110
Fund distributor
Columbia Management Investment Distributors, Inc.
225 Franklin Street
Boston, MA 02110
Fund transfer agent
Columbia Management Investment Services Corp.
P.O. Box 8081
Boston, MA 02266-8081
30	Columbia Contrarian Core Fund | Semiannual Report 2018

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Columbia Contrarian Core Fund
P.O. Box 8081
Boston, MA 02266-8081

Please read and consider the investment objectives, risks, charges and expenses for any fund carefully before investing. For a prospectus and summary prospectus, which contains this and other important information about the Fund, go to
investor.columbiathreadneedleus.com. The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.
Columbia Threadneedle Investments (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies. All rights reserved. Columbia Management Investment Distributors, Inc., 225 Franklin Street, Boston, MA 02110-2804
© 2018 Columbia Management Investment Advisers, LLC.
investor.columbiathreadneedleus.com
SAR133_08_H01_(04/18)

SemiAnnual Report
February 28, 2018
Columbia Emerging Markets Fund
Not FDIC Insured • No bank guarantee • May lose value

President’s Message
Dear Shareholders,
The year 2017 was an extraordinary year in the financial markets. The S&P 500 Index didn’t experience a single down month and returned over 20% during the 12-month period. The index continued this trend into January 2018, which marked the fastest start for the index ever. Low volatility, which had been a feature of the U.S. equity market for the last several years, along with the surge in the S&P 500 Index, seemingly drove investor sentiment to very high levels. This arguably set the stage for an overdue correction, which we witnessed in February 2018.
A return to volatility
There have been few periods of market upheaval such as were experienced in the first part of 2018. While investors were taken by surprise by the sudden and pronounced market swings, the return to some level of volatility actually marked a resumption of relatively normal market conditions. Having said that, it’s important to distinguish between a good technical correction where excess enthusiasm in the marketplace is being let out, versus a real change in the underlying fundamentals – things like an underperforming economy or weaker corporate earnings. Our view is that the recent market volatility falls into the former category, and the fundamentals remain strong. We’re continuing to see improvements in global economic activity, and we’re seeing corporate earnings expectations continue to rise – and not just because of tax reform.
Consistency is more important than ever
It’s important to keep in mind that when it comes to long-term investing, it’s the destination, not the journey that matters most. If you have a financial goal that you’ve worked out with your financial advisor, and you have a good asset allocation plan to reach it, it’s a question of sticking with your plan rather than become focused on near-term volatility. Bouts of volatility are normal. After all, it’s hard to cross the ocean without hitting an occasional rough patch. You need to focus on the destination.
One final thought. In weathering volatility, it’s the consistency of the return that is essential. Investors who chase higher returns are usually the first to sell when an investment goes through a bad patch, and they therefore don’t tend to benefit from the recovery. More disciplined investors who perhaps panic less or not at all during periods of volatility, tend to have improved long-term results and are more likely to reach their financial goals. Nothing is more important to us than making sure those who have entrusted us to protect and grow their assets are able to do what matters most to them.
Your success is our priority. Talk to your financial advisor about how working with Columbia Threadneedle Investments may help you position your portfolio for consistent, sustainable outcomes, no matter the market conditions.
Sincerely,
Christopher O. Petersen
President, Columbia Funds
The S&P 500 Index, an unmanaged index, measures the performance of 500 widely held, large-capitalization U.S. stocks and is frequently used as a general measure of market performance. Past performance is no guarantee of future results.
Columbia Funds are distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.
© 2018 Columbia Management Investment Advisers, LLC. All rights reserved.
Columbia Emerging Markets Fund   |  Semiannual Report 2018

Columbia Emerging Markets Fund  |  Semiannual Report 2018

Fund at a Glance
(Unaudited)
Investment objective
Columbia Emerging Markets Fund (the Fund) seeks long-term capital appreciation.
Portfolio management
Dara White, CFA
Lead Portfolio Manager
Managed Fund since 2008
Robert Cameron
Portfolio Manager
Managed Fund since 2008
Jasmine (Weili) Huang, CFA, CPA (U.S. and China), CFM
Portfolio Manager
Managed Fund since 2008
Young Kim
Portfolio Manager
Managed Fund since 2015
Perry Vickery, CFA
Portfolio Manager
Managed Fund since 2017
Morningstar style boxTM
The Morningstar Style Box is based on a fund’s portfolio holdings. For equity funds, the vertical axis shows the market capitalization of the stocks owned, and the horizontal axis shows investment style (value, blend, or growth). Information shown is based on the most recent data provided by Morningstar.
© 2018 Morningstar, Inc. All rights reserved. The Morningstar information contained herein: (1) is proprietary to Morningstar and/or its content providers; (2) may not be copied or distributed; and (3) is not warranted to be accurate, complete or timely. Neither Morningstar nor its content providers are responsible for any damages or losses arising from any use of this information.
Average annual total returns (%) (for the period ended February 28, 2018)
		Inception	6 Months cumulative	1 Year	5 Years	10 Years
Class A	Excluding sales charges	09/28/07	10.62	38.36	6.08	3.09
	Including sales charges		4.26	30.35	4.82	2.48
Advisor Class*		03/19/13	10.81	38.81	6.36	3.35
Class C	Excluding sales charges	09/28/07	10.20	37.43	5.28	2.31
	Including sales charges		9.20	36.43	5.28	2.31
Institutional Class		01/02/98	10.72	38.78	6.36	3.35
Institutional 2 Class*		11/08/12	10.79	38.91	6.51	3.42
Institutional 3 Class*		11/08/12	10.84	38.95	6.58	3.46
Class K*		02/28/13	10.61	38.53	6.24	3.24
Class R*		09/27/10	10.43	38.11	5.82	2.83
Class T*	Excluding sales charges	09/27/10	10.62	38.38	6.08	3.08
	Including sales charges		7.88	34.90	5.53	2.82
MSCI Emerging Markets Index (Net)			10.58	30.51	5.02	2.65
MSCI EAFE Index (Net)			7.12	20.13	7.06	2.82
Returns for Class A shares are shown with and without the maximum initial sales charge of 5.75%. Returns for Class C shares are shown with and without the 1.00% contingent deferred sales charge for the first year only. Returns for Class T shares are shown with and without the maximum initial sales charge of 2.50% per transaction. The Fund’s other share classes are not subject to sales charges and have limited eligibility. Effective November 1, 2017, Class R4, Class R5, Class Y and Class Z shares were renamed Advisor Class, Institutional 2 Class, Institutional 3 Class and Institutional Class shares, respectively. Please see the Fund’s prospectus for details. Performance for different share classes will vary based on differences in sales charges and fees associated with each share class. All results shown assume reinvestment of distributions during the period. Returns do not reflect the deduction of taxes that a shareholder may pay on Fund distributions or on the redemption of Fund shares. Performance results reflect the effect of any fee waivers or reimbursements of Fund expenses by Columbia Management Investment Advisers, LLC and/or any of its affiliates. Absent these fee waivers or expense reimbursement arrangements, performance results would have been lower.
The performance information shown represents past performance and is not a guarantee of future results. The investment return and principal value of your investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance information shown. You may obtain performance information current to the most recent month-end by contacting your financial intermediary, visiting investor.columbiathreadneedleus.com or calling 800.345.6611.
*	The returns shown for periods prior to the share class inception date (including returns for the Life of the Fund, if shown, which are since Fund inception) include the returns of the Fund’s oldest share class. These returns are adjusted to reflect any higher class-related operating expenses of the newer share classes, as applicable. Please visit investor.columbiathreadneedleus.com/investment-products/mutual-funds/appended-performance for more information.
The MSCI Emerging Markets Index (Net) is a free float-adjusted market capitalization index that is designed to measure equity market performance of emerging markets.
The MSCI EAFE Index (Net) is a free float-adjusted market capitalization index that is designed to measure the equity market performance of developed markets, excluding the U.S. and Canada. The index is compiled from a composite of securities markets of Europe, Australasia and the Far East and is widely recognized by investors in foreign markets as the measurement index for portfolios of non-North American securities.
Indices are not available for investment, are not professionally managed and do not reflect sales charges, fees, brokerage commissions, taxes (except the MSCI Emerging Markets Index (Net) and the MSCI EAFE Index (Net) which reflect reinvested dividends net of withholding taxes) or other expenses of investing. Securities in the Fund may not match those in an index.
2	Columbia Emerging Markets Fund | Semiannual Report 2018

Fund at a Glance   (continued)
(Unaudited)
Top 10 holdings (%) (at February 28, 2018)
Alibaba Group Holding Ltd., ADR (China)	6.3
Tencent Holdings Ltd. (China)	6.1
Samsung Electronics Co., Ltd. (South Korea)	4.8
Naspers Ltd., Class N (South Africa)	4.3
Taiwan Semiconductor Manufacturing Co., Ltd. (Taiwan)	3.5
Sberbank of Russia PJSC, ADR (Russian Federation)	2.8
Industrial & Commercial Bank of China Ltd., Class H (China)	2.3
SK Hynix, Inc. (South Korea)	2.2
Ping An Insurance Group Co. of China Ltd., Class H (China)	2.2
Wuliangye Yibin Co., Ltd. (China)	2.1
Percentages indicated are based upon total investments (excluding Money Market Funds).
For further detail about these holdings, please refer to the section entitled “Portfolio of Investments.”
Fund holdings are as of the date given, are subject to change at any time, and are not recommendations to buy or sell any security.
Equity sector breakdown (%) (at February 28, 2018)
Consumer Discretionary	12.3
Consumer Staples	6.0
Energy	4.7
Financials	28.5
Health Care	3.3
Industrials	3.5
Information Technology	35.7
Materials	3.9
Real Estate	0.5
Telecommunication Services	0.7
Utilities	0.9
Total	100.0
Percentages indicated are based upon total equity investments. The Fund’s portfolio composition is subject to change.
Country breakdown (%) (at February 28, 2018)
Argentina	1.3
Brazil	7.3
Canada	1.2
China	29.3
Hong Kong	2.3
India	9.9
Indonesia	4.3
Mexico	0.9
Peru	1.0
Philippines	0.5
Poland	1.3
Russian Federation	8.6
South Africa	6.4
South Korea	12.0
Spain	0.2
Taiwan	7.4
Thailand	3.7
United States(a)	2.4
Total	100.0

(a)	Includes investments in Money Market Funds.
Country breakdown is based primarily on issuer’s place of organization/incorporation. Percentages indicated are based upon total investments. The Fund’s portfolio composition is subject to change.

Columbia Emerging Markets Fund | Semiannual Report 2018	3

Understanding Your Fund’s Expenses
(Unaudited)
As an investor, you incur two types of costs. There are transaction costs, which generally include sales charges on purchases and may include redemption fees. There are also ongoing costs, which generally include management fees, distribution and/or service fees, and other fund expenses. The following information is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to help you compare these costs with the ongoing costs of investing in other mutual funds.
Analyzing your Fund’s expenses
To illustrate these ongoing costs, we have provided examples and calculated the expenses paid by investors in each share class of the Fund during the period. The actual and hypothetical information in the table is based on an initial investment of $1,000 at the beginning of the period indicated and held for the entire period. Expense information is calculated two ways and each method provides you with different information. The amount listed in the “Actual” column is calculated using the Fund’s actual operating expenses and total return for the period. You may use the Actual information, together with the amount invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the results by the expenses paid during the period under the “Actual” column. The amount listed in the “Hypothetical” column assumes a 5% annual rate of return before expenses (which is not the Fund’s actual return) and then applies the Fund’s actual expense ratio for the period to the hypothetical return. You should not use the hypothetical account values and expenses to estimate either your actual account balance at the end of the period or the expenses you paid during the period. See “Compare with other funds” below for details on how to use the hypothetical data.
Compare with other funds
Since all mutual funds are required to include the same hypothetical calculations about expenses in shareholder reports, you can use this information to compare the ongoing cost of investing in the Fund with other funds. To do so, compare the hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. As you compare hypothetical examples of other funds, it is important to note that hypothetical examples are meant to highlight the ongoing costs of investing in a fund only and do not reflect any transaction costs, such as sales charges, or redemption or exchange fees. Therefore, the hypothetical calculations are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. If transaction costs were included in these calculations, your costs would be higher.
September 1, 2017 — February 28, 2018
	Account value at the beginning of the period ($)		Account value at the end of the period ($)		Expenses paid during the period ($)		Fund’s annualized expense ratio (%)
	Actual	Hypothetical	Actual	Hypothetical	Actual	Hypothetical	Actual
Class A	1,000.00	1,000.00	1,106.20	1,017.21	7.99	7.65	1.53
Advisor Class (formerly Class R4)	1,000.00	1,000.00	1,108.10	1,018.40	6.74	6.46	1.29
Class C	1,000.00	1,000.00	1,102.00	1,013.49	11.88	11.38	2.28
Institutional Class (formerly Class Z)	1,000.00	1,000.00	1,107.20	1,018.45	6.69	6.41	1.28
Institutional 2 Class (formerly Class R5)	1,000.00	1,000.00	1,107.90	1,019.14	5.96	5.71	1.14
Institutional 3 Class (formerly Class Y)	1,000.00	1,000.00	1,108.40	1,019.39	5.70	5.46	1.09
Class K	1,000.00	1,000.00	1,106.10	1,017.90	7.26	6.95	1.39
Class R	1,000.00	1,000.00	1,104.30	1,015.97	9.29	8.90	1.78
Class T	1,000.00	1,000.00	1,106.20	1,017.21	7.99	7.65	1.53
Expenses paid during the period are equal to the annualized expense ratio for each class as indicated above, multiplied by the average account value over the period and then multiplied by the number of days in the Fund’s most recent fiscal half year and divided by 365.
Expenses do not include fees and expenses incurred indirectly by the Fund from its investment in underlying funds, including affiliated and non-affiliated pooled investment vehicles, such as mutual funds and exchange-traded funds.
Had Columbia Management Investment Advisers, LLC and/or certain of its affiliates not waived/reimbursed certain fees and expenses, account value at the end of the period would have been reduced.
4	Columbia Emerging Markets Fund | Semiannual Report 2018

Portfolio of Investments
February 28, 2018 (Unaudited)
(Percentages represent value of investments compared to net assets)
Common Stocks 97.0%
Issuer	Shares	Value ($)
Argentina 1.3%
Banco Macro SA, ADR	54,718	6,189,153
Despegar.com Corp.(a)	189,768	5,389,411
Loma Negra Cia Industrial Argentina SA, ADR(a)	374,066	8,143,417
Total		19,721,981
Brazil 7.1%
B3 SA - Brasil Bolsa Balcao	1,057,500	8,399,681
BB Seguridade Participacoes SA	611,500	5,478,621
Fleury SA	1,769,400	14,789,958
Hypera SA	630,100	6,739,774
Itaú Unibanco Holding SA, ADR	1,923,570	29,949,985
Localiza Rent a Car	704,100	5,573,122
Pagseguro Digital Ltd., Class A(a)	411,316	13,260,828
Petroleo Brasileiro SA, ADR(a)	1,555,496	21,839,164
Raia Drogasil SA	146,900	3,525,347
Total		109,556,480
Canada 1.2%
First Quantum Minerals Ltd.	582,981	9,499,792
Parex Resources(a)	670,433	9,346,981
Total		18,846,773
China 29.2%
AAC Technologies Holdings, Inc.	503,500	9,826,995
Alibaba Group Holding Ltd., ADR(a)	514,762	95,817,799
Baidu, Inc., ADR(a)	51,372	12,963,210
China Animal Healthcare Ltd.(a),(b),(c)	6,354,000	1
China Construction Bank Corp., Class H	11,148,000	11,430,192
China Merchants Bank Co., Ltd., Class H	4,967,500	20,710,093
CSPC Pharmaceutical Group Ltd.	3,626,000	8,275,314
Ctrip.com International Ltd., ADR(a)	194,249	8,931,569
Hangzhou Hikvision Digital Technology Co., Ltd., Class A	1,442,867	9,631,261
Industrial & Commercial Bank of China Ltd., Class H	40,498,000	34,526,182
Kingdee International Software Group Co., Ltd.(a)	11,672,000	8,347,543
Midea Group Co., Ltd., Class A	1,542,406	13,321,974
NetEase, Inc., ADR	45,716	13,410,789
New Oriental Education & Technology Group, Inc., ADR	219,255	20,037,714
Nexteer Automotive Group Ltd.	4,759,000	10,504,783
Common Stocks (continued)
Issuer	Shares	Value ($)
Ping An Insurance Group Co. of China Ltd., Class H	3,147,500	33,153,578
Sunny Optical Technology Group Co., Ltd.	699,100	11,434,469
Tencent Holdings Ltd.	1,691,900	92,561,347
Wuliangye Yibin Co., Ltd.	2,694,398	31,336,975
Wuxi Biologics Cayman, Inc.(a)	1,137,000	7,845,986
Total		454,067,774
Hong Kong 2.3%
AIA Group Ltd.	1,690,800	14,031,260
Galaxy Entertainment Group Ltd.	1,023,000	8,875,119
Techtronic Industries Co., Ltd.	2,159,500	13,548,787
Total		36,455,166
India 9.9%
Adani Ports & Special Economic Zone	1,012,920	6,292,809
AU Small Finance Bank Ltd.(a)	314,777	2,826,214
Bajaj Finance Ltd.	200,062	4,994,191
Balkrishna Industries Ltd.	277,263	4,606,877
Bharat Petroleum Corp., Ltd.	1,318,067	8,667,294
Ceat Ltd.	245,820	6,000,176
Eicher Motors Ltd.	47,003	19,679,704
HDFC Bank Ltd., ADR	126,281	12,271,987
HDFC Standard Life Insurance Co., Ltd.	1,625,050	11,456,036
Indraprastha Gas Ltd.	2,951,067	13,737,138
IndusInd Bank Ltd.	298,376	7,658,287
InterGlobe Aviation Ltd.	439,005	8,976,678
Motilal Oswal Financial Services Ltd.	239,311	4,151,655
Natco Pharma Ltd.	388,871	4,739,856
Petronet LNG Ltd.	2,350,156	8,849,238
Tejas Networks Ltd.(a)	1,940,376	10,280,059
UPL Ltd.	1,640,153	18,217,654
Total		153,405,853
Indonesia 4.3%
PT Ace Hardware Indonesia Tbk	73,269,700	7,087,952
PT Bank Central Asia Tbk	9,657,000	16,252,353
PT Bank Rakyat Indonesia Persero Tbk	84,324,500	23,184,101
PT Nippon Indosari Corpindo Tbk	60,910,900	5,449,351
PT Pakuwon Jati Tbk	165,424,500	8,067,440
PT Sumber Alfaria Trijaya Tbk	77,727,500	3,363,848

The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Emerging Markets Fund | Semiannual Report 2018	5

Portfolio of Investments  (continued)
February 28, 2018 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
PT Tower Bersama Infrastructure Tbk	9,204,400	3,759,027
Total		67,164,072
Mexico 0.9%
GMexico Transportes SAB de CV	2,774,227	4,532,798
Grupo Financiero Banorte SAB de CV, Class O	1,644,800	9,860,607
Total		14,393,405
Peru 1.0%
Credicorp Ltd.	74,258	16,073,144
Philippines 0.5%
Robinsons Retail Holdings, Inc.	1,452,570	2,649,657
Security Bank Corp.	1,196,600	5,656,738
Total		8,306,395
Poland 1.3%
Dino Polska SA(a)	317,796	7,857,445
KRUK SA	187,070	11,586,327
Total		19,443,772
Russian Federation 8.6%
Detsky Mir PJSC	3,393,890	5,448,768
Lukoil PJSC, ADR	150,345	9,990,425
Mail.ru Group Ltd., GDR(a),(d)	339,494	12,167,521
Mobile Telesystems PJSC, ADR	542,209	6,484,820
Novolipetsk Steel PJSC, GDR	302,475	7,862,959
Sberbank of Russia PJSC, ADR	2,080,803	42,136,442
TCS Group Holding PLC, GDR(d)	415,824	9,647,117
X5 Retail Group NV GDR, Registered Shares(a)	501,417	17,829,624
Yandex NV, Class A(a)	537,557	22,088,217
Total		133,655,893
South Africa 6.4%
AVI Ltd.	1,333,662	13,739,475
Clicks Group Ltd.	449,964	6,406,141
FirstRand Ltd.	2,263,320	14,050,551
Naspers Ltd., Class N	241,643	65,594,447
Total		99,790,614
South Korea 11.2%
DB Insurance Co., Ltd.	75,242	4,809,006
KB Financial Group, Inc.	327,164	19,304,765
NAVER Corp.	12,384	9,171,226
NCSoft Corp.	13,284	4,590,520
Common Stocks (continued)
Issuer	Shares	Value ($)
Osstem Implant Co., Ltd.(a)	19,864	921,324
POSCO	46,056	15,238,883
Samsung Electronics Co., Ltd.	33,651	73,125,947
SK Hynix, Inc.	482,770	34,046,571
SK Innovation Co., Ltd.	66,124	12,448,213
Total		173,656,455
Spain 0.2%
Atento SA	331,721	3,167,936
Taiwan 7.3%
Cathay Financial Holding Co., Ltd.	8,338,000	15,260,098
eMemory Technology, Inc.	438,000	5,865,904
Hon Hai Precision Industry Co., Ltd.	3,002,000	8,845,745
MediaTek, Inc.	931,000	9,350,748
Silergy Corp.	335,000	7,390,013
Taiwan Paiho., Ltd.	2,101,000	6,955,711
Taiwan Semiconductor Manufacturing Co., Ltd.	6,443,048	53,500,468
United Microelectronics Corp.	10,208,000	4,894,340
Voltronic Power Technology Corp.	114,953	1,966,708
Total		114,029,735
Thailand 3.7%
Kasikornbank PCL, Foreign Registered Shares	1,298,000	9,549,480
Mega Lifesciences PCL, Foreign Registered Shares	4,781,000	6,777,780
Muangthai Leasing PCL, Foreign Registered Shares	10,688,800	14,630,126
PTG Energy PCL, Foreign Registered Shares	11,090,819	6,284,101
Siam Commercial Bank PCL (The), Foreign Registered Shares	2,146,400	10,133,021
Srisawad Corp., PCL, Foreign Registered Shares	2,481,250	4,844,293
Workpoint Entertainment PCL, Foreign Registered Shares	1,793,432	4,613,560
Total		56,832,361
United States 0.6%
Luxoft Holding, Inc.(a)	126,146	5,443,200
Universal Display Corp.	32,039	4,158,662
Total		9,601,862
Total Common Stocks (Cost $918,296,422)		1,508,169,671

The accompanying Notes to Financial Statements are an integral part of this statement.
6	Columbia Emerging Markets Fund | Semiannual Report 2018

Portfolio of Investments  (continued)
February 28, 2018 (Unaudited)
Preferred Stocks 1.0%
Issuer	Shares	Value ($)
Brazil 0.2%
Azul SA(a)	287,500	2,962,749
South Korea 0.8%
Samsung Electronics Co., Ltd.	6,800	12,491,551
Total Preferred Stocks (Cost $9,745,407)		15,454,300

Money Market Funds 1.8%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 1.544%(e),(f)	27,524,423	27,521,671
Total Money Market Funds (Cost $27,522,076)		27,521,671
Total Investments (Cost $955,563,905)		1,551,145,642
Other Assets & Liabilities, Net		3,490,745
Net Assets		$1,554,636,387
Notes to Portfolio of Investments
(a)	Non-income producing investment.
(b)	Represents fair value as determined in good faith under procedures approved by the Board of Trustees. At February 28, 2018, the value of these securities amounted to $1, which represents less than 0.01% of net assets.
(c)	Valuation based on significant unobservable inputs.
(d)	Represents privately placed and other securities and instruments exempt from SEC registration (collectively, private placements), such as Section 4(a)(2) and Rule 144A eligible securities, which are often sold only to qualified institutional buyers. The Fund may invest in private placements determined to be liquid as well as those determined to be illiquid. Private placements may be determined to be liquid under guidelines established by the Fund’s Board of Trustees. At February 28, 2018, the value of these securities amounted to $21,814,638, which represents 1.40% of net assets.
(e)	The rate shown is the seven-day current annualized yield at February 28, 2018.
(f)	As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended February 28, 2018 are as follows:

Issuer	Beginning shares	Shares purchased	Shares sold	Ending shares	Realized gain (loss) — affiliated issuers ($)	Net change in unrealized appreciation (depreciation) — affiliated issuers ($)	Dividends — affiliated issuers ($)	Value — affiliated issuers at end of period ($)
Columbia Short-Term Cash Fund, 1.544%
	25,505,768	209,195,383	(207,176,728)	27,524,423	(2,826)	(537)	180,320	27,521,671
Abbreviation Legend
ADR	American Depositary Receipt
GDR	Global Depositary Receipt
Fair value measurements
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Emerging Markets Fund | Semiannual Report 2018	7

Portfolio of Investments  (continued)
February 28, 2018 (Unaudited)
Fair value measurements  (continued)
pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
¦	Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date. Valuation adjustments are not applied to Level 1 investments.
¦	Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
¦	Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Foreign equity securities actively traded in markets where there is a significant delay in the local close relative to the New York Stock Exchange are classified as Level 2. The values of these securities may include an adjustment to reflect the impact of significant market movements following the close of local trading, as described in Note 2 to the financial statements – Security valuation.
Certain investments that have been measured at fair value using the net asset value (NAV) per share (or its equivalent) are not categorized in the fair value hierarchy. The fair value amounts presented in the table are intended to reconcile the fair value hierarchy to the amounts presented in the Portfolio of Investments. The Columbia Short-Term Cash Fund seeks to provide shareholders with maximum current income consistent with liquidity and stability of principal. Columbia Short-Term Cash Fund prices its shares with a floating NAV and no longer seeks to maintain a stable NAV.
Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.
Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.
The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.
For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions. The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value. This data is also used to corroborate, when available, information received from approved pricing vendors and brokers. Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.
The following table is a summary of the inputs used to value the Fund’s investments at February 28, 2018:
	Level 1 quoted prices in active markets for identical assets ($)	Level 2 other significant observable inputs ($)	Level 3 significant unobservable inputs ($)	Investments measured at net asset value ($)	Total ($)
Investments
Common Stocks
Argentina	19,721,981	—	—	—	19,721,981
Brazil	109,556,480	—	—	—	109,556,480
Canada	18,846,773	—	—	—	18,846,773
China	151,161,081	302,906,692	1	—	454,067,774
Hong Kong	—	36,455,166	—	—	36,455,166
India	12,271,987	141,133,866	—	—	153,405,853
Indonesia	—	67,164,072	—	—	67,164,072
Mexico	14,393,405	—	—	—	14,393,405
The accompanying Notes to Financial Statements are an integral part of this statement.
8	Columbia Emerging Markets Fund | Semiannual Report 2018

Portfolio of Investments  (continued)
February 28, 2018 (Unaudited)
Fair value measurements  (continued)
	Level 1 quoted prices in active markets for identical assets ($)	Level 2 other significant observable inputs ($)	Level 3 significant unobservable inputs ($)	Investments measured at net asset value ($)	Total ($)
Peru	16,073,144	—	—	—	16,073,144
Philippines	—	8,306,395	—	—	8,306,395
Poland	—	19,443,772	—	—	19,443,772
Russian Federation	38,563,462	95,092,431	—	—	133,655,893
South Africa	—	99,790,614	—	—	99,790,614
South Korea	—	173,656,455	—	—	173,656,455
Spain	3,167,936	—	—	—	3,167,936
Taiwan	—	114,029,735	—	—	114,029,735
Thailand	—	56,832,361	—	—	56,832,361
United States	9,601,862	—	—	—	9,601,862
Total Common Stocks	393,358,111	1,114,811,559	1	—	1,508,169,671
Preferred Stocks
Brazil	2,962,749	—	—	—	2,962,749
South Korea	—	12,491,551	—	—	12,491,551
Total Preferred Stocks	2,962,749	12,491,551	—	—	15,454,300
Money Market Funds	—	—	—	27,521,671	27,521,671
Total Investments	396,320,860	1,127,303,110	1	27,521,671	1,551,145,642
See the Portfolio of Investments for all investment classifications not indicated in the table.
The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets. These assets include certain foreign securities for which a third party statistical pricing service may be employed for purposes of fair market valuation. The model utilized by such third party statistical pricing service takes into account a security’s correlation to available market data including, but not limited to, intraday index, ADR, and exchange-traded fund movements.
There were no transfers of financial assets between levels during the period.
The Fund does not hold any significant investments (greater than one percent of net assets) categorized as Level 3.
The Fund’s assets assigned to the Level 3 category are valued utilizing the valuation technique deemed the most appropriate in the circumstances. Certain common stocks classified as Level 3 securities are valued using the market approach. To determine fair value for these securities, management considered various factors which may have included, but were not limited to, the halt price of the security, discount rates observed in the market for similar assets as well as the movement in certain foreign or domestic market indices. Significant increases (decreases) to any of these inputs would result in a significantly lower (higher) fair value measurement. Generally, a change in observable yields on comparable securities would result in a directionally similar change to discount rates.
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Emerging Markets Fund | Semiannual Report 2018	9

Statement of Assets and Liabilities
February 28, 2018 (Unaudited)
Assets
Investments in securities, at value
Unaffiliated issuers (cost $928,041,829)	$1,523,623,971
Affiliated issuers (cost $27,522,076)	27,521,671
Receivable for:
Investments sold	976,466
Capital shares sold	2,091,793
Dividends	3,804,886
Foreign tax reclaims	131,505
Prepaid expenses	3,553
Trustees’ deferred compensation plan	70,146
Other assets	23,366
Total assets	1,558,247,357
Liabilities
Foreign currency (cost $2,339)	2,331
Payable for:
Capital shares purchased	2,061,879
Foreign capital gains taxes deferred	1,151,416
Management services fees	43,127
Distribution and/or service fees	3,207
Transfer agent fees	100,544
Plan administration fees	18
Compensation of board members	3,769
Compensation of chief compliance officer	84
Other expenses	174,449
Trustees’ deferred compensation plan	70,146
Total liabilities	3,610,970
Net assets applicable to outstanding capital stock	$1,554,636,387
Represented by
Paid in capital	1,017,131,237
Excess of distributions over net investment income	(4,047,364)
Accumulated net realized loss	(52,851,962)
Unrealized appreciation (depreciation) on:
Investments - unaffiliated issuers	595,582,142
Investments - affiliated issuers	(405)
Foreign currency translations	(25,845)
Foreign capital gains tax	(1,151,416)
Total - representing net assets applicable to outstanding capital stock	$1,554,636,387
The accompanying Notes to Financial Statements are an integral part of this statement.
10	Columbia Emerging Markets Fund | Semiannual Report 2018

Statement of Assets and Liabilities  (continued)
February 28, 2018 (Unaudited)
Class A
Net assets	$313,189,735
Shares outstanding	22,470,413
Net asset value per share	$13.94
Maximum offering price per share(a)	$14.79
Advisor Class(b)
Net assets	$76,530,046
Shares outstanding	5,396,995
Net asset value per share	$14.18
Class C
Net assets	$31,366,975
Shares outstanding	2,379,462
Net asset value per share	$13.18
Institutional Class(c)
Net assets	$227,378,546
Shares outstanding	16,154,160
Net asset value per share	$14.08
Institutional 2 Class(d)
Net assets	$115,471,799
Shares outstanding	8,152,203
Net asset value per share	$14.16
Institutional 3 Class(e)
Net assets	$778,160,897
Shares outstanding	54,700,523
Net asset value per share	$14.23
Class K
Net assets	$90,803
Shares outstanding	6,479
Net asset value per share	$14.01
Class R
Net assets	$12,249,992
Shares outstanding	889,542
Net asset value per share	$13.77
Class T
Net assets	$197,594
Shares outstanding	14,185
Net asset value per share	$13.93
Maximum offering price per share(f)	$14.29

(a)	The maximum offering price per share is calculated by dividing the net asset value per share by 1.0 minus the maximum sales charge of 5.75% for Class A shares.
(b)	Prior to November 1, 2017, Advisor Class shares were known as Class R4 shares.
(c)	Prior to November 1, 2017, Institutional Class shares were known as Class Z shares.
(d)	Prior to November 1, 2017, Institutional 2 Class shares were known as Class R5 shares.
(e)	Prior to November 1, 2017, Institutional 3 Class shares were known as Class Y shares.
(f)	The maximum offering price per share is calculated by dividing the net asset value per share by 1.0 minus the maximum sales charge of 2.50% per transaction for Class T shares.
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Emerging Markets Fund | Semiannual Report 2018	11

Statement of Operations
Six Months Ended February 28, 2018 (Unaudited)
Net investment income
Income:
Dividends — unaffiliated issuers	$8,570,337
Dividends — affiliated issuers	180,320
Foreign taxes withheld	(869,504)
Total income	7,881,153
Expenses:
Management services fees	7,420,560
Distribution and/or service fees
Class A	365,633
Class C	139,756
Class R	30,238
Class T	263
Transfer agent fees
Class A	280,842
Advisor Class(a)	60,963
Class C	26,898
Institutional Class(b)	188,989
Institutional 2 Class(c)	36,325
Institutional 3 Class(d)	30,847
Class K	28
Class R	11,548
Class T	200
Plan administration fees
Class K	120
Compensation of board members	21,014
Custodian fees	240,190
Printing and postage fees	62,492
Registration fees	78,844
Audit fees	28,195
Legal fees	16,706
Compensation of chief compliance officer	275
Other	115,987
Total expenses	9,156,913
Fees waived by transfer agent
Institutional 2 Class(c)	(3,969)
Institutional 3 Class(d)	(21,360)
Class K	(3)
Total net expenses	9,131,581
Net investment loss	(1,250,428)
Realized and unrealized gain (loss) — net
Net realized gain (loss) on:
Investments — unaffiliated issuers	22,760,046
Investments — affiliated issuers	(2,826)
Foreign currency translations	(45,720)
Net realized gain	22,711,500
Net change in unrealized appreciation (depreciation) on:
Investments — unaffiliated issuers	124,442,396
Investments — affiliated issuers	(537)
Foreign currency translations	(28,191)
Foreign capital gains tax	1,507,568
Net change in unrealized appreciation (depreciation)	125,921,236
Net realized and unrealized gain	148,632,736
Net increase in net assets resulting from operations	$147,382,308

The accompanying Notes to Financial Statements are an integral part of this statement.
12	Columbia Emerging Markets Fund | Semiannual Report 2018

Statement of Operations  (continued)
Six Months Ended February 28, 2018 (Unaudited)
(a)	Prior to November 1, 2017, Advisor Class shares were known as Class R4 shares.
(b)	Prior to November 1, 2017, Institutional Class shares were known as Class Z shares.
(c)	Prior to November 1, 2017, Institutional 2 Class shares were known as Class R5 shares.
(d)	Prior to November 1, 2017, Institutional 3 Class shares were known as Class Y shares.
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Emerging Markets Fund | Semiannual Report 2018	13

Statement of Changes in Net Assets
	Six Months Ended February 28, 2018 (Unaudited)	Year Ended August 31, 2017
Operations
Net investment income (loss)	$(1,250,428)	$4,490,018
Net realized gain	22,711,500	70,673,189
Net change in unrealized appreciation (depreciation)	125,921,236	223,143,872
Net increase in net assets resulting from operations	147,382,308	298,307,079
Distributions to shareholders
Net investment income
Class A	(428,669)	—
Advisor Class(a)	(246,201)	—
Institutional Class(b)	(663,215)	—
Institutional 2 Class(c)	(591,542)	—
Institutional 3 Class(d)	(3,566,018)	—
Class K	(265)	—
Class T	(273)	—
Total distributions to shareholders	(5,496,183)	—
Increase (decrease) in net assets from capital stock activity	54,357,580	(260,416,367)
Total increase in net assets	196,243,705	37,890,712
Net assets at beginning of period	1,358,392,682	1,320,501,970
Net assets at end of period	$1,554,636,387	$1,358,392,682
Undistributed (excess of distributions over) net investment income	$(4,047,364)	$2,699,247

(a)	Prior to November 1, 2017, Advisor Class shares were known as Class R4 shares.
(b)	Prior to November 1, 2017, Institutional Class shares were known as Class Z shares.
(c)	Prior to November 1, 2017, Institutional 2 Class shares were known as Class R5 shares.
(d)	Prior to November 1, 2017, Institutional 3 Class shares were known as Class Y shares.
The accompanying Notes to Financial Statements are an integral part of this statement.
14	Columbia Emerging Markets Fund | Semiannual Report 2018

Statement of Changes in Net Assets   (continued)
	Six Months Ended		Year Ended
	February 28, 2018 (Unaudited)		August 31, 2017
	Shares	Dollars ($)	Shares	Dollars ($)
Capital stock activity
Class A(a)
Subscriptions (b)	3,423,041	46,675,445	6,289,768	66,175,683
Distributions reinvested	30,980	414,206	—	—
Redemptions	(2,440,471)	(33,110,711)	(9,269,294)	(96,912,694)
Net increase (decrease)	1,013,550	13,978,940	(2,979,526)	(30,737,011)
Advisor Class(c)
Subscriptions	4,495,386	60,480,082	1,521,419	18,672,721
Distributions reinvested	16,026	217,629	—	—
Redemptions	(772,821)	(10,932,173)	(80,480)	(899,818)
Net increase	3,738,591	49,765,538	1,440,939	17,772,903
Class B(a)
Subscriptions	—	—	7,435	71,954
Redemptions (b)	—	—	(155,284)	(1,635,407)
Net decrease	—	—	(147,849)	(1,563,453)
Class C
Subscriptions	507,276	6,529,878	669,621	7,026,834
Redemptions	(185,595)	(2,378,303)	(647,396)	(6,447,932)
Net increase	321,681	4,151,575	22,225	578,902
Class I(d)
Subscriptions	—	—	3,869,395	36,628,202
Redemptions	—	—	(24,274,504)	(259,099,630)
Net decrease	—	—	(20,405,109)	(222,471,428)
Institutional Class(e)
Subscriptions	3,849,062	53,581,570	14,602,588	151,153,173
Distributions reinvested	34,024	458,987	—	—
Redemptions	(1,801,515)	(24,397,458)	(64,764,300)	(740,553,476)
Net increase (decrease)	2,081,571	29,643,099	(50,161,712)	(589,400,303)
Institutional 2 Class(f)
Subscriptions	1,232,542	17,013,680	2,419,008	25,924,957
Distributions reinvested	42,452	576,068	—	—
Redemptions	(2,729,644)	(38,500,219)	(3,978,331)	(43,538,318)
Net decrease	(1,454,650)	(20,910,471)	(1,559,323)	(17,613,361)
Institutional 3 Class(d),(g)
Subscriptions	4,312,319	60,889,545	58,448,526	687,607,797
Distributions reinvested	104,027	1,417,884	—	—
Redemptions	(6,030,204)	(83,419,111)	(4,308,072)	(49,918,845)
Net increase (decrease)	(1,613,858)	(21,111,682)	54,140,454	637,688,952
Class K
Distributions reinvested	19	256	—	—
Redemptions	(1,015)	(13,926)	(384)	(3,772)
Net decrease	(996)	(13,670)	(384)	(3,772)
Class R
Subscriptions	211,191	2,840,662	455,142	4,770,503
Redemptions	(298,165)	(3,925,540)	(457,479)	(4,715,585)
Net increase (decrease)	(86,974)	(1,084,878)	(2,337)	54,918
Class T
Subscriptions	—	—	4,686,354	46,837,502
Distributions reinvested	20	269	—	—
Redemptions	(4,635)	(61,140)	(10,152,614)	(101,560,216)
Net decrease	(4,615)	(60,871)	(5,466,260)	(54,722,714)
Total net increase (decrease)	3,994,300	54,357,580	(25,118,882)	(260,416,367)

The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Emerging Markets Fund | Semiannual Report 2018	15

Statement of Changes in Net Assets   (continued)
(a)	Effective July 17, 2017, Class B shares were automatically converted to Class A shares.
(b)	Includes conversions of Class B shares to Class A shares, if any.
(c)	Prior to November 1, 2017, Advisor Class shares were known as Class R4 shares.
(d)	Effective March 27, 2017, Class I shares were redeemed or exchanged for Institutional 3 Class shares.
(e)	Prior to November 1, 2017, Institutional Class shares were known as Class Z shares.
(f)	Prior to November 1, 2017, Institutional 2 Class shares were known as Class R5 shares.
(g)	Prior to November 1, 2017, Institutional 3 Class shares were known as Class Y shares.
The accompanying Notes to Financial Statements are an integral part of this statement.
16	Columbia Emerging Markets Fund | Semiannual Report 2018

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Columbia Emerging Markets Fund | Semiannual Report 2018	17

Financial Highlights
The following table is intended to help you understand the Fund’s financial performance. Certain information reflects financial results for a single share of a class held for the periods shown. Per share net investment income (loss) amounts are calculated based on average shares outstanding during the period. Total return assumes reinvestment of all dividends and distributions, if any. Total return does not reflect payment of sales charges, if any. Total return and portfolio turnover are not annualized for periods of less than one year. The portfolio turnover rate is calculated without regard to purchase and sales transactions of short-term instruments and certain derivatives, if any. If such transactions were included, the Fund’s portfolio turnover rate may be higher.
Year ended (except as noted)	Net asset value, beginning of period	Net investment income (loss)	Net realized and unrealized gain (loss)	Total from investment operations	Distributions from net investment income
Class A
2/28/2018 (c)	$12.62	(0.03)	1.37	1.34	(0.02)
8/31/2017	$9.99	0.01	2.62	2.63	—
8/31/2016	$8.79	(0.01)	1.21	1.20	—
8/31/2015	$10.94	(0.01)	(2.14)	(2.15)	(0.00) (g)
8/31/2014	$9.13	(0.01)	1.84	1.83	(0.02)
8/31/2013	$9.08	0.14	(0.05)	0.09	(0.04)
Advisor Class(h)
2/28/2018 (c)	$12.84	(0.01)	1.40	1.39	(0.05)
8/31/2017	$10.14	0.07	2.63	2.70	—
8/31/2016	$8.90	0.01	1.23	1.24	—
8/31/2015	$11.08	0.09	(2.24)	(2.15)	(0.03)
8/31/2014	$9.24	0.04	1.84	1.88	(0.04)
8/31/2013 (i)	$10.42	0.06	(1.24)	(1.18)	—
Class C
2/28/2018 (c)	$11.96	(0.08)	1.30	1.22	—
8/31/2017	$9.54	(0.06)	2.48	2.42	—
8/31/2016	$8.45	(0.08)	1.17	1.09	—
8/31/2015	$10.60	(0.08)	(2.07)	(2.15)	—
8/31/2014	$8.90	(0.08)	1.78	1.70	—
8/31/2013	$8.89	0.05	(0.03)	0.02	(0.01)
Institutional Class(j)
2/28/2018 (c)	$12.76	(0.01)	1.38	1.37	(0.05)
8/31/2017	$10.07	0.04	2.65	2.69	—
8/31/2016	$8.84	0.01	1.22	1.23	—
8/31/2015	$11.00	0.02	(2.15)	(2.13)	(0.03)
8/31/2014	$9.18	0.03	1.83	1.86	(0.04)
8/31/2013	$9.11	0.09	0.03 (k)	0.12	(0.05)
Institutional 2 Class(l)
2/28/2018 (c)	$12.84	(0.01)	1.39	1.38	(0.06)
8/31/2017	$10.12	0.06	2.66	2.72	—
8/31/2016	$8.87	0.05	1.20	1.25	—
8/31/2015	$11.05	0.11	(2.24)	(2.13)	(0.05)
8/31/2014	$9.22	0.05	1.84	1.89	(0.06)
8/31/2013 (m)	$9.72	0.13	(0.57)	(0.44)	(0.06)
The accompanying Notes to Financial Statements are an integral part of this statement.
18	Columbia Emerging Markets Fund | Semiannual Report 2018

Total distributions to shareholders	Net asset value, end of period	Total return	Total gross expense ratio to average net assets(a)	Total net expense ratio to average net assets(a),(b)	Net investment income (loss) ratio to average net assets	Portfolio turnover	Net assets, end of period (000’s)

(0.02)	$13.94	10.62%	1.53% (d)	1.53% (d)	(0.45%) (d)	16%	$313,190
—	$12.62	26.33%	1.65% (e)	1.62% (e),(f)	0.14%	51%	$270,816
—	$9.99	13.65%	1.67% (e)	1.67% (e),(f)	(0.16%)	81%	$244,190
(0.00) (g)	$8.79	(19.65%)	1.62% (e)	1.62% (e),(f)	(0.07%)	76%	$238,932
(0.02)	$10.94	20.01%	1.67% (e)	1.67% (e),(f)	(0.07%)	80%	$314,231
(0.04)	$9.13	0.98%	1.76%	1.75% (f)	1.42%	81%	$300,601

(0.05)	$14.18	10.81%	1.29% (d)	1.29% (d)	(0.19%) (d)	16%	$76,530
—	$12.84	26.63%	1.41% (e)	1.37% (e),(f)	0.68%	51%	$21,298
—	$10.14	13.93%	1.42% (e)	1.42% (e),(f)	0.13%	81%	$2,205
(0.03)	$8.90	(19.45%)	1.39% (e)	1.39% (e),(f)	0.91%	76%	$1,827
(0.04)	$11.08	20.36%	1.41% (e)	1.41% (e),(f)	0.35%	80%	$301
—	$9.24	(11.32%)	1.54% (d)	1.53% (d),(f)	1.31% (d)	81%	$37

—	$13.18	10.20%	2.28% (d)	2.28% (d)	(1.19%) (d)	16%	$31,367
—	$11.96	25.37%	2.40% (e)	2.37% (e),(f)	(0.57%)	51%	$24,616
—	$9.54	12.90%	2.42% (e)	2.42% (e),(f)	(0.92%)	81%	$19,419
—	$8.45	(20.28%)	2.37% (e)	2.37% (e),(f)	(0.83%)	76%	$20,462
—	$10.60	19.10%	2.42% (e)	2.42% (e),(f)	(0.81%)	80%	$27,126
(0.01)	$8.90	0.26%	2.53%	2.50% (f)	0.49%	81%	$23,756

(0.05)	$14.08	10.72%	1.28% (d)	1.28% (d)	(0.19%) (d)	16%	$227,379
—	$12.76	26.71%	1.40% (e)	1.37% (e),(f)	0.39%	51%	$179,501
—	$10.07	13.91%	1.42% (e)	1.42% (e),(f)	0.07%	81%	$647,011
(0.03)	$8.84	(19.41%)	1.37% (e)	1.37% (e),(f)	0.18%	76%	$760,839
(0.04)	$11.00	20.28%	1.41% (e)	1.41% (e),(f)	0.25%	80%	$1,060,340
(0.05)	$9.18	1.29%	1.60%	1.52% (f)	0.94%	81%	$646,228

(0.06)	$14.16	10.79%	1.15% (d)	1.14% (d)	(0.09%) (d)	16%	$115,472
—	$12.84	26.88%	1.22% (e)	1.22% (e)	0.57%	51%	$123,364
—	$10.12	14.09%	1.26% (e)	1.26% (e)	0.54%	81%	$113,041
(0.05)	$8.87	(19.35%)	1.21% (e)	1.21% (e)	1.08%	76%	$17,559
(0.06)	$11.05	20.58%	1.22% (e)	1.22% (e)	0.46%	80%	$3,087
(0.06)	$9.22	(4.60%)	1.32% (d)	1.29% (d)	1.65% (d)	81%	$1,381
Columbia Emerging Markets Fund | Semiannual Report 2018	19

Financial Highlights  (continued)
Year ended (except as noted)	Net asset value, beginning of period	Net investment income (loss)	Net realized and unrealized gain (loss)	Total from investment operations	Distributions from net investment income
Institutional 3 Class(n)
2/28/2018 (c)	$12.90	(0.00) (g)	1.40	1.40	(0.07)
8/31/2017	$10.17	0.10	2.63	2.73	—
8/31/2016	$8.90	0.05	1.22	1.27	—
8/31/2015	$11.09	0.05	(2.19)	(2.14)	(0.05)
8/31/2014	$9.24	0.06	1.85	1.91	(0.06)
8/31/2013 (o)	$9.74	0.09	(0.53)	(0.44)	(0.06)
Class K
2/28/2018 (c)	$12.70	(0.02)	1.37	1.35	(0.04)
8/31/2017	$10.04	0.03	2.63	2.66	—
8/31/2016	$8.82	(0.01)	1.23	1.22	—
8/31/2015	$10.98	(0.01)	(2.13)	(2.14)	(0.02)
8/31/2014	$9.17	(0.00) (g)	1.85	1.85	(0.04)
8/31/2013 (p)	$10.44	0.11	(1.38)	(1.27)	—
Class R
2/28/2018 (c)	$12.47	(0.05)	1.35	1.30	—
8/31/2017	$9.89	(0.01)	2.59	2.58	—
8/31/2016	$8.72	(0.03)	1.20	1.17	—
8/31/2015	$10.89	(0.03)	(2.14)	(2.17)	—
8/31/2014	$9.09	(0.03)	1.83	1.80	—
8/31/2013	$9.06	0.11	(0.05)	0.06	(0.03)
Class T
2/28/2018 (c)	$12.61	(0.03)	1.37	1.34	(0.02)
8/31/2017	$9.99	(0.05)	2.67	2.62	—
8/31/2016	$8.78	(0.02)	1.23	1.21	—
8/31/2015	$10.94	(0.02)	(2.14)	(2.16)	(0.00) (g)
8/31/2014	$9.13	(0.07)	1.89	1.82	(0.01)
8/31/2013	$9.07	0.02	0.08 (k)	0.10	(0.04)

Notes to Financial Highlights
(a)	In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund’s reported expense ratios.
(b)	Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.
(c)	For the six months ended February 28, 2018 (unaudited).
(d)	Annualized.
(e)	Ratios include line of credit interest expense which is less than 0.01%.
(f)	The benefits derived from expense reductions had an impact of less than 0.01%.
(g)	Rounds to zero.
(h)	Prior to November 1, 2017, Advisor Class shares were known as Class R4 shares.
(i)	Advisor Class shares commenced operations on March 19, 2013. Per share data and total return reflect activity from that date.
(j)	Prior to November 1, 2017, Institutional Class shares were known as Class Z shares.
(k)	Calculation of the net gain (loss) per share (both realized and unrealized) does not correlate to the aggregate realized and unrealized gain (loss) presented in the Statement of Operations due to the timing of subscriptions and redemptions of Fund shares in relation to fluctuations in the market value of the portfolio.
(l)	Prior to November 1, 2017, Institutional 2 Class shares were known as Class R5 shares.
(m)	Institutional 2 Class shares commenced operations on November 8, 2012. Per share data and total return reflect activity from that date.
(n)	Prior to November 1, 2017, Institutional 3 Class shares were known as Class Y shares.
(o)	Institutional 3 Class shares commenced operations on November 8, 2012. Per share data and total return reflect activity from that date.
(p)	Class K shares commenced operations on February 28, 2013. Per share data and total return reflect activity from that date.
The accompanying Notes to Financial Statements are an integral part of this statement.
20	Columbia Emerging Markets Fund | Semiannual Report 2018

Total distributions to shareholders	Net asset value, end of period	Total return	Total gross expense ratio to average net assets(a)	Total net expense ratio to average net assets(a),(b)	Net investment income (loss) ratio to average net assets	Portfolio turnover	Net assets, end of period (000’s)

(0.07)	$14.23	10.84%	1.10% (d)	1.09% (d)	(0.02%) (d)	16%	$778,161
—	$12.90	26.84%	1.19% (e)	1.19% (e)	0.86%	51%	$726,291
—	$10.17	14.27%	1.20% (e)	1.20% (e)	0.58%	81%	$22,104
(0.05)	$8.90	(19.34%)	1.15% (e)	1.15% (e)	0.46%	76%	$5,351
(0.06)	$11.09	20.73%	1.19% (e)	1.19% (e)	0.56%	80%	$4,148
(0.06)	$9.24	(4.57%)	1.31% (d)	1.31% (d)	1.16% (d)	81%	$465

(0.04)	$14.01	10.61%	1.39% (d)	1.39% (d)	(0.34%) (d)	16%	$91
—	$12.70	26.49%	1.47% (e)	1.47% (e)	0.31%	51%	$95
—	$10.04	13.83%	1.52% (e)	1.52% (e)	(0.07%)	81%	$79
(0.02)	$8.82	(19.50%)	1.44% (e)	1.44% (e)	(0.06%)	76%	$96
(0.04)	$10.98	20.21%	1.47% (e)	1.47% (e)	(0.04%)	80%	$206
—	$9.17	(12.16%)	1.51% (d)	1.51% (d)	2.21% (d)	81%	$506

—	$13.77	10.43%	1.78% (d)	1.78% (d)	(0.72%) (d)	16%	$12,250
—	$12.47	26.09%	1.90% (e)	1.87% (e),(f)	(0.08%)	51%	$12,175
—	$9.89	13.42%	1.92% (e)	1.92% (e),(f)	(0.37%)	81%	$9,683
—	$8.72	(19.93%)	1.87% (e)	1.87% (e),(f)	(0.30%)	76%	$6,997
—	$10.89	19.80%	1.91% (e)	1.91% (e),(f)	(0.26%)	80%	$8,237
(0.03)	$9.09	0.67%	2.02%	2.00% (f)	1.09%	81%	$5,863

(0.02)	$13.93	10.62%	1.53% (d)	1.53% (d)	(0.47%) (d)	16%	$198
—	$12.61	26.23%	1.65% (e)	1.63% (e),(f)	(0.50%)	51%	$237
—	$9.99	13.78%	1.67% (e)	1.67% (e),(f)	(0.24%)	81%	$54,785
(0.00) (g)	$8.78	(19.74%)	1.62% (e)	1.62% (e),(f)	(0.15%)	76%	$57
(0.01)	$10.94	19.98%	1.67% (e)	1.67% (e),(f)	(0.68%)	80%	$133
(0.04)	$9.13	1.09%	1.91%	1.77% (f)	0.25%	81%	$31,426
Columbia Emerging Markets Fund | Semiannual Report 2018	21

Notes to Financial Statements
February 28, 2018 (Unaudited)
Note 1. Organization
Columbia Emerging Markets Fund (the Fund), a series of Columbia Funds Series Trust I (the Trust), is a diversified fund. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.
Fund shares
The Trust may issue an unlimited number of shares (without par value). Although all share classes generally have identical voting, dividend and liquidation rights, each share class votes separately when required by the Trust’s organizational documents or by law. Different share classes pay different distribution amounts to the extent the expenses of such share classes differ, and distributions in liquidation will be proportional to the net asset value of each share class. Each share class has its own expense and sales charge structure. The Fund offers each of the share classes identified below.
Class A shares are subject to a maximum front-end sales charge of 5.75% based on the initial investment amount. Class A shares purchased without an initial sales charge in accounts aggregating $1 million to $50 million at the time of purchase are subject to a contingent deferred sales charge (CDSC) if the shares are sold within 18 months after purchase, charged as follows: 1.00% CDSC if redeemed within 12 months after purchase, and 0.50% CDSC if redeemed more than 12, but less than 18, months after purchase.
Advisor Class shares are not subject to sales charges and are generally available only to omnibus retirement plans and certain investors as described in the Fund’s prospectus. Prior to November 1, 2017, Advisor Class shares were known as Class R4 shares.
Class C shares are subject to a 1.00% CDSC on shares redeemed within 12 months after purchase.
Institutional Class shares are not subject to sales charges and are generally available only to eligible investors, which are subject to different investment minimums as described in the Fund’s prospectus. Prior to November 1, 2017, Institutional Class shares were known as Class Z shares.
Institutional 2 Class shares are not subject to sales charges and are generally available only to investors purchasing through authorized investment professionals and omnibus retirement plans as described in the Fund’s prospectus. Prior to November 1, 2017, Institutional 2 Class shares were known as Class R5 shares.
Institutional 3 Class shares are not subject to sales charges and are available to institutional and certain other investors as described in the Fund’s prospectus. Prior to November 1, 2017, Institutional 3 Class shares were known as Class Y shares.
The Fund no longer accepts investments by existing investors in Class K shares. When available, Class K shares were not subject to sales charges and were made available only to existing investors in Class K shares. On March 9, 2018, Class K shares were redeemed or exchanged for Advisor Class shares of the Fund in a tax free transaction that had no impact on fees and expenses paid by the shareholders.
Class R shares are not subject to sales charges and are generally available only to certain retirement plans and other investors as described in the Fund’s prospectus.
Class T shares are subject to a maximum front-end sales charge of 2.50% per transaction and must be purchased through financial intermediaries that, by written agreement with Columbia Management Investment Distributors, Inc., are specifically authorized to sell Class T shares.
Note 2. Summary of significant accounting policies
Basis of preparation
The Fund is an investment company that applies the accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services - Investment Companies (ASC 946). The financial statements are prepared in accordance with U.S. generally accepted accounting principles (GAAP), which
22	Columbia Emerging Markets Fund | Semiannual Report 2018

Notes to Financial Statements  (continued)
February 28, 2018 (Unaudited)
requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.
The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.
Security valuation
All equity securities are valued at the close of business of the New York Stock Exchange. Equity securities are valued at the last quoted sales price on the principal exchange or market on which they trade, except for securities traded on the NASDAQ Stock Market, which are valued at the NASDAQ official close price. Unlisted securities or listed securities for which there were no sales during the day are valued at the mean of the latest quoted bid and ask prices on such exchanges or markets.
Foreign equity securities are valued based on the closing price on the foreign exchange in which such securities are primarily traded. If any foreign equity security closing prices are not readily available, the securities are valued at the mean of the latest quoted bid and ask prices on such exchanges or markets. Foreign currency exchange rates are generally determined at 4:00 p.m. Eastern (U.S.) time. Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange; therefore, the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the New York Stock Exchange. In those situations, foreign securities will be fair valued pursuant to a policy adopted by the Board of Trustees, including, if available, utilizing a third party pricing service to determine these fair values. The third party pricing service takes into account multiple factors, including, but not limited to, movements in the U.S. securities markets, certain depositary receipts, futures contracts and foreign exchange rates that have occurred subsequent to the close of the foreign exchange or market, to determine a good faith estimate that reasonably reflects the current market conditions as of the close of the New York Stock Exchange. The fair value of a security is likely to be different from the quoted or published price, if available.
Investments in open-end investment companies, including money market funds, are valued at their latest net asset value.
Investments for which market quotations are not readily available, or that have quotations which management believes are not reflective of market value or reliable, are valued at fair value as determined in good faith under procedures approved by and under the general supervision of the Board of Trustees. If a security or class of securities (such as foreign securities) is valued at fair value, such value is likely to be different from the quoted or published price for the security.
The determination of fair value often requires significant judgment. To determine fair value, management may use assumptions including but not limited to future cash flows and estimated risk premiums. Multiple inputs from various sources may be used to determine fair value.
GAAP requires disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category. This information is disclosed following the Fund’s Portfolio of Investments.
Foreign currency transactions and translations
The values of all assets and liabilities denominated in foreign currencies are generally translated into U.S. dollars at exchange rates determined at the close of regular trading on the New York Stock Exchange. Net realized and unrealized gains (losses) on foreign currency transactions and translations include gains (losses) arising from the fluctuation in exchange rates between trade and settlement dates on securities transactions, gains (losses) arising from the disposition of foreign currency and currency gains (losses) between the accrual and payment dates on dividends, interest income and foreign withholding taxes.
For financial statement purposes, the Fund does not distinguish that portion of gains (losses) on investments which is due to changes in foreign exchange rates from that which is due to changes in market prices of the investments. Such fluctuations are included with the net realized and unrealized gains (losses) on investments in the Statement of Operations.
Columbia Emerging Markets Fund | Semiannual Report 2018	23

Notes to Financial Statements  (continued)
February 28, 2018 (Unaudited)
Security transactions
Security transactions are accounted for on the trade date. Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.
Income recognition
Corporate actions and dividend income are generally recorded net of any non-reclaimable tax withholdings, on the ex-dividend date or upon receipt of ex-dividend notification in the case of certain foreign securities.
The Fund may receive distributions from holdings in equity securities, business development companies (BDCs), exchange-traded funds (ETFs), limited partnerships (LPs), other regulated investment companies (RICs), and real estate investment trusts (REITs), which report information on the tax character of their distributions annually. These distributions are allocated to dividend income, capital gain and return of capital based on actual information reported. Return of capital is recorded as a reduction of the cost basis of securities held. If the Fund no longer owns the applicable securities, return of capital is recorded as a realized gain. With respect to REITs, to the extent actual information has not yet been reported, estimates for return of capital are made by the Fund’s management. Management’s estimates are subsequently adjusted when the actual character of the distributions is disclosed by the REITs, which could result in a proportionate change in return of capital to shareholders.
Awards from class action litigation are recorded as a reduction of cost basis if the Fund still owns the applicable securities on the payment date. If the Fund no longer owns the applicable securities, the proceeds are recorded as realized gains.
Expenses
General expenses of the Trust are allocated to the Fund and other funds of the Trust based upon relative net assets or other expense allocation methodologies determined by the nature of the expense. Expenses directly attributable to the Fund are charged to the Fund. Expenses directly attributable to a specific class of shares are charged to that share class.
Determination of class net asset value
All income, expenses (other than class-specific expenses, which are charged to that share class, as shown in the Statement of Operations) and realized and unrealized gains (losses) are allocated to each class of the Fund on a daily basis, based on the relative net assets of each class, for purposes of determining the net asset value of each class.
Federal income tax status
The Fund intends to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code, as amended, and will distribute substantially all of its investment company net taxable income and net capital gains, if any, for its tax year, and as such will not be subject to federal income taxes. In addition, the Fund intends to distribute in each calendar year substantially all of its ordinary income, capital gains net income and certain other amounts, if any, such that the Fund should not be subject to federal excise tax. Therefore, no federal income or excise tax provision is recorded.
Foreign taxes
The Fund may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. The Fund will accrue such taxes and recoveries, as applicable, based upon its current interpretation of tax rules and regulations that exist in the markets in which it invests.
Realized gains in certain countries may be subject to foreign taxes at the Fund level, based on statutory rates. The Fund accrues for such foreign taxes on realized and unrealized gains at the appropriate rate for each jurisdiction, as applicable. The amount, if any, is disclosed as a liability on the Statement of Assets and Liabilities.
Distributions to shareholders
Distributions from net investment income, if any, are declared and paid annually. Net realized capital gains, if any, are distributed along with the income distribution. Income distributions and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from GAAP.
24	Columbia Emerging Markets Fund | Semiannual Report 2018

Notes to Financial Statements  (continued)
February 28, 2018 (Unaudited)
Guarantees and indemnifications
Under the Trust’s organizational documents and, in some cases, by contract, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust or its funds. In addition, certain of the Fund’s contracts with its service providers contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Fund cannot be determined, and the Fund has no historical basis for predicting the likelihood of any such claims.
Recent accounting pronouncement
Accounting Standards Update 2017-08 Premium Amortization on Purchased Callable Debt Securities
In March 2017, the Financial Accounting Standards Board issued Accounting Standards Update (ASU) No. 2017-08 Premium Amortization on Purchased Callable Debt Securities. ASU No. 2017-08 updates the accounting standards to shorten the amortization period for certain purchased callable debt securities, held at a premium, to be amortized to the earliest call date. The update applies to securities with explicit, noncontingent call features that are callable at fixed prices and on preset dates. The standard is effective for annual periods beginning after December 15, 2018 and interim periods within those fiscal years. At this time, management is evaluating the implication of this guidance and the impact it will have on the financial statement amounts and footnote disclosures, if any.
Note 3. Fees and other transactions with affiliates
Management services fees
The Fund has entered into a Management Agreement with Columbia Management Investment Advisers, LLC (the Investment Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial). Under the Management Agreement, the Investment Manager provides the Fund with investment research and advice, as well as administrative and accounting services. The management services fee is an annual fee that is equal to a percentage of the Fund’s daily net assets that declines from 1.10% to 0.70% as the Fund’s net assets increase. The annualized effective management services fee rate for the six months ended February 28, 2018 was 1.01% of the Fund’s average daily net assets.
Compensation of board members
Members of the Board of Trustees who are not officers or employees of the Investment Manager or Ameriprise Financial are compensated for their services to the Fund as disclosed in the Statement of Operations. These members of the Board of Trustees may participate in a Deferred Compensation Plan (the Plan) which may be terminated at any time. Obligations of the Plan will be paid solely out of the Fund’s assets, and all amounts payable under the Plan constitute a general unsecured obligation of the Fund.
Compensation of Chief Compliance Officer
The Board of Trustees has appointed a Chief Compliance Officer to the Fund in accordance with federal securities regulations. As disclosed in the Statement of Operations, a portion of the Chief Compliance Officer’s total compensation is allocated to the Fund, along with other allocations to affiliated funds governed by the Board of Trustees, based on relative net assets.
Transfer agency fees
Under a Transfer and Dividend Disbursing Agent Agreement, Columbia Management Investment Services Corp. (the Transfer Agent), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, is responsible for providing transfer agency services to the Fund. The Transfer Agent has contracted with DST Asset Manager Solutions, Inc. (DST) to serve as sub-transfer agent. The Transfer Agent pays the fees of DST for services as sub-transfer agent and DST is not entitled to reimbursement for such fees from the Fund (with the exception of out-of-pocket fees).
Columbia Emerging Markets Fund | Semiannual Report 2018	25

Notes to Financial Statements  (continued)
February 28, 2018 (Unaudited)
The Fund pays the Transfer Agent a monthly transfer agency fee based on the number or the average value of accounts, depending on the type of account. In addition, the Fund pays the Transfer Agent a fee for shareholder services based on the number of accounts or on a percentage of the average aggregate value of the Fund’s shares maintained in omnibus accounts up to the lesser of the amount charged by the financial intermediary or a cap established by the Board of Trustees from time to time.
The Transfer Agent also receives compensation from the Fund for various shareholder services and reimbursements for certain out-of-pocket fees. Total transfer agency fees for Class K, Institutional 2 Class and Institutional 3 Class shares are subject to an annual limitation of not more than 0.07%, 0.07% and 0.02%, respectively, of the average daily net assets attributable to each share class. Prior to January 1, 2018, Institutional 3 Class shares were subject to a contractual transfer agency fee annual limitation of not more than 0.00% and Class K and Institutional 2 shares were subject to a contractual transfer agency fee annual limitation of not more than 0.05% of the average daily net assets attributable to each share class.
For the six months ended February 28, 2018, the Fund’s annualized effective transfer agency fee rates as a percentage of average daily net assets of each class were as follows:
Effective rate (%)
Class A	0.19
Advisor Class	0.20
Class C	0.19
Institutional Class	0.19
Institutional 2 Class	0.05
Institutional 3 Class	0.00
Class K	0.05
Class R	0.19
Class T	0.19
The Fund and certain other associated investment companies have severally, but not jointly, guaranteed the performance and observance of all the terms and conditions of a lease entered into by Seligman Data Corp. (SDC), the former transfer agent, including the payment of rent by SDC (the Guaranty). SDC was the legacy Seligman funds’ former transfer agent.
The lease and the Guaranty expire in January 2019. At February 28, 2018, the Fund’s total potential future obligation over the life of the Guaranty is $15,263. The liability remaining at February 28, 2018 for non-recurring charges associated with the lease amounted to $6,389 and is recorded as a part of the payable for other expenses in the Statement of Assets and Liabilities.
An annual minimum account balance fee of $20 may apply to certain accounts with a value below the applicable share class’s initial minimum investment requirements to reduce the impact of small accounts on transfer agency fees. These minimum account balance fees are remitted to the Fund and recorded as part of expense reductions in the Statement of Operations. For the six months ended February 28, 2018, no minimum account balance fees were charged by the Fund.
Plan administration fees
Under a Plan Administration Services Agreement with the Transfer Agent, the Fund pays an annual fee at a rate of 0.25% of the Fund’s average daily net assets attributable to Class K shares for the provision of various administrative, recordkeeping, communication and educational services.
Distribution and service fees
The Fund has entered into an agreement with Columbia Management Investment Distributors, Inc. (the Distributor), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, for distribution and shareholder services. The Board of Trustees has approved, and the Fund has adopted, distribution and shareholder service plans (the Plans) applicable to certain share classes, which set the distribution and service fees for the Fund. These fees are calculated daily and are intended to compensate the Distributor and/or eligible selling and/or servicing agents for selling shares of the Fund and providing services to investors.
26	Columbia Emerging Markets Fund | Semiannual Report 2018

Notes to Financial Statements  (continued)
February 28, 2018 (Unaudited)
Under the Plans, the Fund pays a monthly service fee to the Distributor at the maximum annual rate of 0.25% of the average daily net assets attributable to Class A, Class C and Class T shares of the Fund. Also under the Plans, the Fund pays a monthly distribution fee to the Distributor at the maximum annual rates of 0.75%, 0.50% and 0.25% of the average daily net assets attributable to Class C, Class R and Class T shares of the Fund, respectively.
Although the Fund may pay a distribution fee up to 0.25% of the Fund’s average daily net assets attributable to Class T shares and a service fee of up to 0.25% of the Fund’s average daily net assets attributable to Class T shares, the aggregate fee shall not exceed 0.25% of the Fund’s average daily net assets attributable to Class T shares.
Sales charges
Sales charges, including front-end charges and CDSCs, received by the Distributor for distributing Fund shares for the six months ended February 28, 2018, if any, are listed below:
Amount ($)
Class A	285,026
Class C	656
Expenses waived/reimbursed by the Investment Manager and its affiliates
The Investment Manager and certain of its affiliates have contractually agreed to waive fees and/or reimburse expenses (excluding certain fees and expenses described below) for the period(s) disclosed below, unless sooner terminated at the sole discretion of the Board of Trustees, so that the Fund’s net operating expenses, after giving effect to fees waived/expenses reimbursed and any balance credits and/or overdraft charges from the Fund’s custodian, do not exceed the following annual rate(s) as a percentage of the class’ average daily net assets:
	January 1, 2018 through December 31, 2018	Prior to January 1, 2018
Class A	1.65%	1.61%
Advisor Class	1.40	1.36
Class C	2.40	2.36
Institutional Class	1.40	1.36
Institutional 2 Class	1.27	1.24
Institutional 3 Class	1.22	1.19
Class K	1.52	1.49
Class R	1.90	1.86
Class T	1.65	1.61
Under the agreement governing these fee waivers and/or expense reimbursement arrangements, the following fees and expenses are excluded from the waiver/reimbursement commitment, and therefore will be paid by the Fund, if applicable: taxes (including foreign transaction taxes), expenses associated with investments in affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange-traded funds), transaction costs and brokerage commissions, costs related to any securities lending program, dividend expenses associated with securities sold short, inverse floater program fees and expenses, transaction charges and interest on borrowed money, interest, infrequent and/or unusual expenses and any other expenses the exclusion of which is specifically approved by the Board of Trustees. This agreement may be modified or amended only with approval from the Investment Manager, certain of its affiliates and the Fund. Reflected in the contractual cap commitment, effective January 1, 2017 through December 31, 2017, is the Transfer Agent’s contractual agreement to limit total transfer agency fees to an annual rate of not more than 0.00% for Institutional 3 Class and 0.05% for Class K and Institutional 2 Class of the average daily net assets attributable to each share class, unless sooner terminated at the sole discretion of the Board of Trustees. Any fees waived and/or expenses reimbursed under the expense reimbursement arrangements described above are not recoverable by the Investment Manager or its affiliates in future periods.
Columbia Emerging Markets Fund | Semiannual Report 2018	27

Notes to Financial Statements  (continued)
February 28, 2018 (Unaudited)
Note 4. Federal tax information
The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP because of temporary or permanent book to tax differences.
At February 28, 2018, the approximate cost of all investments for federal income tax purposes and the aggregate gross approximate unrealized appreciation and depreciation based on that cost was:
Federal tax cost ($)	Gross unrealized appreciation ($)	Gross unrealized (depreciation) ($)	Net unrealized appreciation ($)
955,564,000	609,509,000	(13,927,000)	595,582,000
Tax cost of investments and unrealized appreciation/(depreciation) may also include timing differences that do not constitute adjustments to tax basis.
The following capital loss carryforwards, determined at August 31, 2017, may be available to reduce taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Internal Revenue Code. Capital loss carryforwards with no expiration are required to be utilized prior to any capital losses which carry an expiration date. As a result of this ordering rule, capital loss carryforwards which carry an expiration date may be more likely to expire unused.
2018 ($)	2019 ($)	No expiration short-term ($)	No expiration long-term ($)	Total ($)
—	—	74,781,273	—	74,781,273
Management of the Fund has concluded that there are no significant uncertain tax positions in the Fund that would require recognition in the financial statements. However, management’s conclusion may be subject to review and adjustment at a later date based on factors including, but not limited to, new tax laws, regulations, and administrative interpretations (including relevant court decisions). Generally, the Fund’s federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.
Note 5. Portfolio information
The cost of purchases and proceeds from sales of securities, excluding short-term investments and derivatives, if any, aggregated to $276,131,825 and $233,639,300, respectively, for the six months ended February 28, 2018. The amount of purchase and sale activity impacts the portfolio turnover rate reported in the Financial Highlights.
Note 6. Affiliated money market fund
The Fund invests in Columbia Short-Term Cash Fund, an affiliated money market fund established for the exclusive use by the Fund and other affiliated funds (the Affiliated MMF). The income earned by the Fund from such investments is included as Dividends - affiliated issuers in the Statement of Operations. As an investing fund, the Fund indirectly bears its proportionate share of the expenses of the Affiliated MMF. The Affiliated MMF prices its shares with a floating net asset value. In addition, the Board of Trustees of the Affiliated MMF may impose a fee on redemptions (sometimes referred to as a liquidity fee) or temporarily suspend redemptions (sometimes referred to as imposing a redemption gate) in the event its liquidity falls below regulatory limits.
Note 7. Line of credit
The Fund has access to a revolving credit facility with a syndicate of banks led by Citibank, N.A., HSBC Bank USA, N.A. and JPMorgan Chase Bank, N.A. whereby the Fund may borrow for the temporary funding of shareholder redemptions or for other temporary or emergency purposes. The credit facility, which is a collective agreement between the Fund and certain other funds managed by the Investment Manager, severally and not jointly, permits collective borrowings up to $1 billion. Interest is charged to each participating fund based on its borrowings at a rate equal to the higher of (i) the overnight federal funds rate plus 1.00% or (ii) the one-month LIBOR rate plus 1.00%. Each borrowing under the credit facility matures no later than 60 days after the date of borrowing. The Fund also pays a commitment fee equal to its pro rata share of the amount of the credit facility at a rate of 0.15% per annum. The commitment fee is included in other expenses in the Statement of Operations.
28	Columbia Emerging Markets Fund | Semiannual Report 2018

Notes to Financial Statements  (continued)
February 28, 2018 (Unaudited)
The Fund had no borrowings during the six months ended February 28, 2018.
Note 8. Significant risks
Financial sector risk
The Fund may be more susceptible to the particular risks that may affect companies in the financial services sector than if it were invested in a wider variety of companies in unrelated sectors. Companies in the financial services sector are subject to certain risks, including the risk of regulatory change, decreased liquidity in credit markets and unstable interest rates. Such companies may have concentrated portfolios, such as a high level of loans to real estate developers, which makes them vulnerable to economic conditions that affect that industry. Performance of such companies may be affected by competitive pressures and exposure to investments or agreements that, under certain circumstances, may lead to losses (e.g., subprime loans). Companies in the financial services sector are subject to extensive governmental regulation that may limit the amount and types of loans and other financial commitments they can make, and interest rates and fees that they may charge. In addition, profitability of such companies is largely dependent upon the availability and the cost of capital.
Foreign securities and emerging market countries risk
Investing in foreign securities may include certain risks and considerations not typically associated with investing in U.S. securities, such as fluctuating currency values and changing local and regional economic, political and social conditions, which may result in greater market volatility. In addition, certain foreign securities may not be as liquid as U.S. securities. Investing in emerging markets may accentuate these risks. These countries are also more likely to experience high levels of inflation, deflation or currency devaluation which could hurt their economies and securities markets. To the extent that the Fund concentrates its investment exposure to any one or a few specific countries, the Fund will be particularly susceptible to the various conditions, events or other factors impacting those countries and may, therefore, have a greater risk than that of a fund which is more geographically diversified.
Shareholder concentration risk
At February 28, 2018, one unaffiliated shareholder of record owned 32.2% of the outstanding shares of the Fund in one or more accounts. The Fund has no knowledge about whether any portion of those shares was owned beneficially. Affiliated shareholders of record owned 35.3% of the outstanding shares of the Fund in one or more accounts. Subscription and redemption activity by concentrated accounts may have a significant effect on the operations of the Fund. In the case of a large redemption, the Fund may be forced to sell investments at inopportune times, including its liquid positions, which may result in Fund losses and the Fund holding a higher percentage of less liquid positions. Large redemptions could result in decreased economies of scale and increased operating expenses for non-redeeming Fund shareholders.
Technology and technology-related investment risk
The Fund may be more susceptible to the particular risks that may affect companies in the information technology sector, as well as other technology-related sectors (collectively, the technology sectors) than if it were invested in a wider variety of companies in unrelated sectors. Companies in the technology sectors are subject to certain risks, including the risk that new services, equipment or technologies will not be accepted by consumers and businesses or will become rapidly obsolete. Performance of such companies may be affected by factors including obtaining and protecting patents (or the failure to do so) and significant competitive pressures, including aggressive pricing of their products or services, new market entrants, competition for market share and short product cycles due to an accelerated rate of technological developments. Such competitive pressures may lead to limited earnings and/or falling profit margins. As a result, the value of their securities may fall or fail to rise. In addition, many technology sector companies have limited operating histories and prices of these companies’ securities historically have been more volatile than other securities, especially over the short term.
Note 9. Subsequent events
Management has evaluated the events and transactions that have occurred through the date the financial statements were issued and noted no items requiring adjustment of the financial statements or additional disclosure.
Columbia Emerging Markets Fund | Semiannual Report 2018	29

Notes to Financial Statements  (continued)
February 28, 2018 (Unaudited)
Note 10. Information regarding pending and settled legal proceedings
Ameriprise Financial and certain of its affiliates have historically been involved in a number of legal, arbitration and regulatory proceedings, including routine litigation, class actions, and governmental actions, concerning matters arising in connection with the conduct of their business activities. Ameriprise Financial believes that the Fund is not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the Fund or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Fund. Ameriprise Financial is required to make quarterly (10-Q), annual (10-K) and, as necessary, 8-K filings with the Securities and Exchange Commission (SEC) on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.
There can be no assurance that these matters, or the adverse publicity associated with them, will not result in increased Fund redemptions, reduced sale of Fund shares or other adverse consequences to the Fund. Further, although we believe proceedings are not likely to have a material adverse effect on the Fund or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Fund, these proceedings are subject to uncertainties and, as such, we are unable to estimate the possible loss or range of loss that may result. An adverse outcome in one or more of these proceedings could result in adverse judgments, settlements, fines, penalties or other relief that could have a material adverse effect on the consolidated financial condition or results of operations of Ameriprise Financial.
30	Columbia Emerging Markets Fund | Semiannual Report 2018

Additional information
The Fund mails one shareholder report to each shareholder address. If you would like more than one report, please call shareholder services at 800.345.6611 and additional reports will be sent to you.
Proxy voting policies and procedures
The policy of the Board of Trustees is to vote the proxies of the companies in which the Fund holds investments consistent with the procedures as stated in the Statement of Additional Information (SAI). You may obtain a copy of the SAI without charge by calling 800.345.6611; contacting your financial intermediary; visiting investor.columbiathreadneedleus.com; or searching the website of the Securities and Exchange Commission (SEC) at sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities is filed with the SEC by August 31st for the most recent 12-month period ending June 30th of that year, and is available without charge by visiting investor.columbiathreadneedleus.com, or searching the website of the SEC at sec.gov.
Quarterly schedule of investments
The Fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Form N-Q is available on the SEC’s website at sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 800.SEC.0330. The Fund’s complete schedule of portfolio holdings, as filed on Form N-Q, can also be obtained without charge, upon request, by calling 800.345.6611.
Additional Fund information
For more information about the Fund, please visit investor.columbiathreadneedleus.com or call 800.345.6611. Customer Service Representatives are available to answer your questions Monday through Friday from 8 a.m. to 7 p.m. Eastern time.
Fund investment manager
Columbia Management Investment Advisers, LLC
225 Franklin Street
Boston, MA 02110
Fund distributor
Columbia Management Investment Distributors, Inc.
225 Franklin Street
Boston, MA 02110
Fund transfer agent
Columbia Management Investment Services Corp.
P.O. Box 8081
Boston, MA 02266-8081
Columbia Emerging Markets Fund | Semiannual Report 2018	31

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Columbia Emerging Markets Fund
P.O. Box 8081
Boston, MA 02266-8081

Please read and consider the investment objectives, risks, charges and expenses for any fund carefully before investing. For a prospectus and summary prospectus, which contains this and other important information about the Fund, go to
investor.columbiathreadneedleus.com. The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.
Columbia Threadneedle Investments (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies. All rights reserved. Columbia Management Investment Distributors, Inc., 225 Franklin Street, Boston, MA 02110-2804
© 2018 Columbia Management Investment Advisers, LLC.
investor.columbiathreadneedleus.com
SAR142_08_H01_(04/18)

SemiAnnual Report
February 28, 2018
Columbia Global Energy and Natural Resources Fund
Not FDIC Insured • No bank guarantee • May lose value

President’s Message
Dear Shareholders,
The year 2017 was an extraordinary year in the financial markets. The S&P 500 Index didn’t experience a single down month and returned over 20% during the 12-month period. The index continued this trend into January 2018, which marked the fastest start for the index ever. Low volatility, which had been a feature of the U.S. equity market for the last several years, along with the surge in the S&P 500 Index, seemingly drove investor sentiment to very high levels. This arguably set the stage for an overdue correction, which we witnessed in February 2018.
A return to volatility
There have been few periods of market upheaval such as were experienced in the first part of 2018. While investors were taken by surprise by the sudden and pronounced market swings, the return to some level of volatility actually marked a resumption of relatively normal market conditions. Having said that, it’s important to distinguish between a good technical correction where excess enthusiasm in the marketplace is being let out, versus a real change in the underlying fundamentals – things like an underperforming economy or weaker corporate earnings. Our view is that the recent market volatility falls into the former category, and the fundamentals remain strong. We’re continuing to see improvements in global economic activity, and we’re seeing corporate earnings expectations continue to rise – and not just because of tax reform.
Consistency is more important than ever
It’s important to keep in mind that when it comes to long-term investing, it’s the destination, not the journey that matters most. If you have a financial goal that you’ve worked out with your financial advisor, and you have a good asset allocation plan to reach it, it’s a question of sticking with your plan rather than become focused on near-term volatility. Bouts of volatility are normal. After all, it’s hard to cross the ocean without hitting an occasional rough patch. You need to focus on the destination.
One final thought. In weathering volatility, it’s the consistency of the return that is essential. Investors who chase higher returns are usually the first to sell when an investment goes through a bad patch, and they therefore don’t tend to benefit from the recovery. More disciplined investors who perhaps panic less or not at all during periods of volatility, tend to have improved long-term results and are more likely to reach their financial goals. Nothing is more important to us than making sure those who have entrusted us to protect and grow their assets are able to do what matters most to them.
Your success is our priority. Talk to your financial advisor about how working with Columbia Threadneedle Investments may help you position your portfolio for consistent, sustainable outcomes, no matter the market conditions.
Sincerely,
Christopher O. Petersen
President, Columbia Funds
The S&P 500 Index, an unmanaged index, measures the performance of 500 widely held, large-capitalization U.S. stocks and is frequently used as a general measure of market performance. Past performance is no guarantee of future results.
Columbia Funds are distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.
© 2018 Columbia Management Investment Advisers, LLC. All rights reserved.
Columbia Global Energy and Natural Resources Fund   |  Semiannual Report 2018

Columbia Global Energy and Natural Resources Fund  |  Semiannual Report 2018

Fund at a Glance
(Unaudited)
Investment objective
Columbia Global Energy and Natural Resources Fund (the Fund) seeks long-term capital appreciation.
Portfolio management
Josh Kapp, CFA
Portfolio Manager
Managed Fund since 2011
Morningstar style boxTM
The Morningstar Style Box is based on a fund’s portfolio holdings. For equity funds, the vertical axis shows the market capitalization of the stocks owned, and the horizontal axis shows investment style (value, blend, or growth). Information shown is based on the most recent data provided by Morningstar.
© 2018 Morningstar, Inc. All rights reserved. The Morningstar information contained herein: (1) is proprietary to Morningstar and/or its content providers; (2) may not be copied or distributed; and (3) is not warranted to be accurate, complete or timely. Neither Morningstar nor its content providers are responsible for any damages or losses arising from any use of this information.
Average annual total returns (%) (for the period ended February 28, 2018)
		Inception	6 Months cumulative	1 Year	5 Years	10 Years
Class A	Excluding sales charges	09/28/07	9.38	8.58	0.64	-1.56
	Including sales charges		3.10	2.34	-0.54	-2.14
Advisor Class*		11/08/12	9.52	8.80	0.89	-1.32
Class C	Excluding sales charges	09/28/07	9.00	7.76	-0.11	-2.29
	Including sales charges		8.00	6.76	-0.11	-2.29
Institutional Class		12/31/92	9.52	8.79	0.89	-1.32
Institutional 2 Class*		11/08/12	9.57	8.97	1.06	-1.23
Institutional 3 Class*		03/01/17	9.62	8.99	0.93	-1.30
Class K*		03/07/11	9.48	8.74	0.80	-1.45
Class R*		09/27/10	9.24	8.31	0.39	-1.83
Blended Benchmark			8.81	10.03	1.87	0.32
S&P North American Natural Resources Sector Index			5.50	-2.99	-1.45	-0.89
Returns for Class A shares are shown with and without the maximum initial sales charge of 5.75%. Returns for Class C shares are shown with and without the 1.00% contingent deferred sales charge for the first year only. The Fund’s other share classes are not subject to sales charges and have limited eligibility. Effective November 1, 2017, Class R4, Class R5, Class Y and Class Z shares were renamed Advisor Class, Institutional 2 Class, Institutional 3 Class and Institutional Class shares, respectively. Please see the Fund’s prospectus for details. Performance for different share classes will vary based on differences in sales charges and fees associated with each share class. All results shown assume reinvestment of distributions during the period. Returns do not reflect the deduction of taxes that a shareholder may pay on Fund distributions or on the redemption of Fund shares. Performance results reflect the effect of any fee waivers or reimbursements of Fund expenses by Columbia Management Investment Advisers, LLC and/or any of its affiliates. Absent these fee waivers or expense reimbursement arrangements, performance results would have been lower.
The performance information shown represents past performance and is not a guarantee of future results. The investment return and principal value of your investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance information shown. You may obtain performance information current to the most recent month-end by contacting your financial intermediary, visiting investor.columbiathreadneedleus.com or calling 800.345.6611.
*	The returns shown for periods prior to the share class inception date (including returns for the Life of the Fund, if shown, which are since Fund inception) include the returns of the Fund’s oldest share class. These returns are adjusted to reflect any higher class-related operating expenses of the newer share classes, as applicable. Please visit investor.columbiathreadneedleus.com/investment-products/mutual-funds/appended-performance for more information.
The returns shown for the Fund include the returns of Energy and Natural Resources Fund, the predecessor to the Fund and a series of Excelsior Funds, Inc., for periods prior to March 31, 2008. The Fund’s performance prior to August 2013 reflects returns achieved pursuant to different principal investment strategies. If the Fund’s current strategies had been in place for the prior periods, results shown may have been different.
The Blended Benchmark, a weighted custom composite, established by the Investment Manager, consists of a 60% weighting in the MSCI World Energy Sector Index (Net) and a 40% weighting in the MSCI World Materials Sector Index (Net). The MSCI World Energy Sector Index (Net) is a free float-adjusted market capitalization weighted index that represents the energy segment in global developed market equity performance. The MSCI World Materials Sector Index (Net) is a free float-adjusted market capitalization weighted index that represents the materials segment in global developed-market equity performance.
The S&P North American Natural Resources Sector Index is a modified market capitalization-weighted equity index designed as a benchmark for U.S. traded securities in the natural resources sector. The index includes companies involved in the following categories: extractive industries, energy companies, owners and operators of timber tracts, forestry services, producers of pulp and paper and owners of plantations.
Indices are not available for investment, are not professionally managed and do not reflect sales charges, fees, brokerage commissions, taxes (except the MSCI World Energy Sector Index (Net) and the MSCI World Materials Sector Index (Net), which reflect reinvested dividends net of withholding taxes) or other expenses of investing. Securities in the Fund may not match those in an index.
2	Columbia Global Energy and Natural Resources Fund | Semiannual Report 2018

Fund at a Glance   (continued)
(Unaudited)
Top 10 holdings (%) (at February 28, 2018)
Chevron Corp. (United States)	5.9
Royal Dutch Shell PLC, Class A (United Kingdom)	5.5
DowDuPont, Inc. (United States)	5.3
Rio Tinto PLC (United Kingdom)	4.9
BP PLC (United Kingdom)	4.6
Exxon Mobil Corp. (United States)	4.6
Total SA (France)	4.2
ConocoPhillips (United States)	3.3
Suncor Energy, Inc. (Canada)	3.3
BASF SE (Germany)	2.9
Percentages indicated are based upon total investments (excluding Money Market Funds).
For further detail about these holdings, please refer to the section entitled “Portfolio of Investments.”
Fund holdings are as of the date given, are subject to change at any time, and are not recommendations to buy or sell any security.
Equity sector breakdown (%) (at February 28, 2018)
Energy	60.7
Materials	39.3
Total	100.0
Percentages indicated are based upon total equity investments. The Fund’s portfolio composition is subject to change.
Country breakdown (%) (at February 28, 2018)
Australia	0.6
Canada	8.3
France	6.3
Germany	3.4
Japan	2.7
Luxembourg	1.6
Netherlands	1.6
Switzerland	1.0
United Kingdom	17.1
United States(a)	57.4
Total	100.0

(a)	Includes investments in Money Market Funds and Exchange-Traded Funds.
Country breakdown is based primarily on issuer’s place of organization/incorporation. Percentages indicated are based upon total investments. The Fund’s portfolio composition is subject to change.
The Fund may use place of organization/incorporation or other factors in determining whether an issuer is domestic (U.S.) or foreign for purposes of its investment policies. At February 28, 2018, the Fund invested at least 40% of its net assets in foreign companies in accordance with its principal investment strategy.
Summary of investments in securities by industry (%) (at February 28, 2018)
Chemicals	25.4
Containers & Packaging	3.7
Diversified Financial Services	1.6
Energy Equipment & Services	5.8
Metals & Mining	9.2
Oil, Gas & Consumable Fuels	53.4
Money Market Funds	0.4
Total	99.5
Percentages indicated are based upon net assets. The Fund’s portfolio composition is subject to change.

Columbia Global Energy and Natural Resources Fund | Semiannual Report 2018	3

Understanding Your Fund’s Expenses
(Unaudited)
As an investor, you incur two types of costs. There are transaction costs, which generally include sales charges on purchases and may include redemption fees. There are also ongoing costs, which generally include management fees, distribution and/or service fees, and other fund expenses. The following information is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to help you compare these costs with the ongoing costs of investing in other mutual funds.
Analyzing your Fund’s expenses
To illustrate these ongoing costs, we have provided examples and calculated the expenses paid by investors in each share class of the Fund during the period. The actual and hypothetical information in the table is based on an initial investment of $1,000 at the beginning of the period indicated and held for the entire period. Expense information is calculated two ways and each method provides you with different information. The amount listed in the “Actual” column is calculated using the Fund’s actual operating expenses and total return for the period. You may use the Actual information, together with the amount invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the results by the expenses paid during the period under the “Actual” column. The amount listed in the “Hypothetical” column assumes a 5% annual rate of return before expenses (which is not the Fund’s actual return) and then applies the Fund’s actual expense ratio for the period to the hypothetical return. You should not use the hypothetical account values and expenses to estimate either your actual account balance at the end of the period or the expenses you paid during the period. See “Compare with other funds” below for details on how to use the hypothetical data.
Compare with other funds
Since all mutual funds are required to include the same hypothetical calculations about expenses in shareholder reports, you can use this information to compare the ongoing cost of investing in the Fund with other funds. To do so, compare the hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. As you compare hypothetical examples of other funds, it is important to note that hypothetical examples are meant to highlight the ongoing costs of investing in a fund only and do not reflect any transaction costs, such as sales charges, or redemption or exchange fees. Therefore, the hypothetical calculations are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. If transaction costs were included in these calculations, your costs would be higher.
September 1, 2017 — February 28, 2018
	Account value at the beginning of the period ($)		Account value at the end of the period ($)		Expenses paid during the period ($)		Fund’s annualized expense ratio (%)
	Actual	Hypothetical	Actual	Hypothetical	Actual	Hypothetical	Actual
Class A	1,000.00	1,000.00	1,093.80	1,018.25	6.85	6.61	1.32
Advisor Class (formerly Class R4)	1,000.00	1,000.00	1,095.20	1,019.49	5.56	5.36	1.07
Class C	1,000.00	1,000.00	1,090.00	1,014.53	10.73	10.34	2.07
Institutional Class (formerly Class Z)	1,000.00	1,000.00	1,095.20	1,019.49	5.56	5.36	1.07
Institutional 2 Class (formerly Class R5)	1,000.00	1,000.00	1,095.70	1,020.18	4.83	4.66	0.93
Institutional 3 Class (formerly Class Y)	1,000.00	1,000.00	1,096.20	1,020.43	4.57	4.41	0.88
Class K	1,000.00	1,000.00	1,094.80	1,018.79	6.28	6.06	1.21
Class R	1,000.00	1,000.00	1,092.40	1,017.01	8.15	7.85	1.57
Expenses paid during the period are equal to the annualized expense ratio for each class as indicated above, multiplied by the average account value over the period and then multiplied by the number of days in the Fund’s most recent fiscal half year and divided by 365.
Expenses do not include fees and expenses incurred indirectly by the Fund from its investment in underlying funds, including affiliated and non-affiliated pooled investment vehicles, such as mutual funds and exchange-traded funds.
4	Columbia Global Energy and Natural Resources Fund | Semiannual Report 2018

Portfolio of Investments
February 28, 2018 (Unaudited)
(Percentages represent value of investments compared to net assets)
Common Stocks 96.7%
Issuer	Shares	Value ($)
Australia 0.6%
BHP Billiton Ltd.	54,990	1,291,289
Canada 8.3%
Canadian Natural Resources Ltd.	167,863	5,199,933
First Quantum Minerals Ltd.	137,031	2,232,948
Suncor Energy, Inc.	230,704	7,594,246
TransCanada Corp.	97,056	4,197,793
Total		19,224,920
France 6.3%
Air Liquide SA	19,209	2,399,349
Arkema SA	20,453	2,669,089
Total SA	168,996	9,612,286
Total		14,680,724
Germany 3.4%
BASF SE	63,144	6,596,627
Covestro AG	11,820	1,333,419
Total		7,930,046
Japan 2.7%
Mitsubishi Chemical Holdings Corp.	336,700	3,396,929
Mitsui Chemicals, Inc.	53,400	1,620,385
Teijin Ltd.	63,900	1,254,943
Total		6,272,257
Luxembourg 1.5%
Tenaris SA, ADR	104,450	3,602,481
Netherlands 1.6%
Akzo Nobel NV	25,535	2,487,576
LyondellBasell Industries NV, Class A	11,443	1,238,362
Total		3,725,938
Switzerland 0.9%
Clariant AG, Registered Shares	88,253	2,202,351
United Kingdom 17.0%
BP PLC	1,643,468	10,682,145
BP PLC, ADR	7,752	301,243
Ferroglobe PLC(a)	65,510	1,058,641
Rio Tinto PLC	212,381	11,384,629
Royal Dutch Shell PLC, Class A	403,117	12,730,888
Common Stocks (continued)
Issuer	Shares	Value ($)
TechnipFMC PLC	122,690	3,535,926
Total		39,693,472
United States 54.4%
Albemarle Corp.	10,829	1,087,556
Anadarko Petroleum Corp.	64,220	3,663,109
Andeavor	27,640	2,477,097
Carrizo Oil & Gas, Inc.(a)	57,830	812,512
Celanese Corp., Class A	16,740	1,688,396
Chevron Corp.	120,905	13,531,688
Cimarex Energy Co.	27,394	2,632,289
ConocoPhillips	141,150	7,665,856
Continental Resources, Inc.(a)	50,454	2,397,070
Delek U.S. Holdings, Inc.	35,660	1,216,719
Diamondback Energy, Inc.(a)	35,860	4,469,590
DowDuPont, Inc.	175,018	12,303,765
Eastman Chemical Co.	32,906	3,326,138
EQT Corp.	24,942	1,254,832
Exxon Mobil Corp.	139,357	10,554,899
FTS International, Inc.(a)	9,660	196,291
Helmerich & Payne, Inc.	45,850	2,959,618
International Paper Co.	91,020	5,423,882
Kinder Morgan, Inc.	168,289	2,726,282
Marathon Petroleum Corp.	38,240	2,449,654
Monsanto Co.	21,278	2,625,067
Mosaic Co. (The)	87,848	2,312,159
Newfield Exploration Co.(a)	61,212	1,428,076
Noble Energy, Inc.	66,971	1,997,745
Olympic Steel, Inc.	31,130	701,359
Patterson-UTI Energy, Inc.	173,910	3,142,554
PDC Energy, Inc.(a)	23,620	1,240,759
PPG Industries, Inc.	52,174	5,866,445
Praxair, Inc.	32,681	4,893,980
RSP Permian, Inc.(a)	53,642	2,055,025
Sealed Air Corp.	58,270	2,468,900
Steel Dynamics, Inc.	102,953	4,761,576
Valero Energy Corp.	47,962	4,336,724
WestRock Co.	10,860	714,154
Williams Companies, Inc. (The)	123,200	3,420,032

The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Global Energy and Natural Resources Fund | Semiannual Report 2018	5

Portfolio of Investments  (continued)
February 28, 2018 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
WPX Energy, Inc.(a)	128,430	1,814,716
Total		126,616,514
Total Common Stocks (Cost $196,529,475)		225,239,992

Exchange-Traded Funds 1.6%
	Shares	Value ($)
United States 1.6%
VanEck Vectors Gold Miners ETF	171,132	3,653,668
Total Exchange-Traded Funds (Cost $2,411,866)		3,653,668

Limited Partnerships 0.8%
Issuer	Shares	Value ($)
United States 0.8%
Enterprise Products Partners LP	75,313	1,914,457
Total Limited Partnerships (Cost $2,266,056)		1,914,457

Money Market Funds 0.4%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 1.544%(b),(c)	891,084	890,995
Total Money Market Funds (Cost $890,995)		890,995
Total Investments (Cost $202,098,392)		231,699,112
Other Assets & Liabilities, Net		1,098,899
Net Assets		$232,798,011

Notes to Portfolio of Investments
(a)	Non-income producing investment.
(b)	The rate shown is the seven-day current annualized yield at February 28, 2018.
(c)	As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended February 28, 2018 are as follows:

Issuer	Beginning shares	Shares purchased	Shares sold	Ending shares	Realized gain (loss) — affiliated issuers ($)	Net change in unrealized appreciation (depreciation) — affiliated issuers ($)	Dividends — affiliated issuers ($)	Value — affiliated issuers at end of period ($)
Columbia Short-Term Cash Fund, 1.544%
	950,586	19,974,176	(20,033,678)	891,084	79	—	8,453	890,995
Abbreviation Legend
ADR	American Depositary Receipt
Fair value measurements
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
■	Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date. Valuation adjustments are not applied to Level 1 investments.
The accompanying Notes to Financial Statements are an integral part of this statement.
6	Columbia Global Energy and Natural Resources Fund | Semiannual Report 2018

Portfolio of Investments  (continued)
February 28, 2018 (Unaudited)
Fair value measurements  (continued)
■	Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
■	Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Foreign equity securities actively traded in markets where there is a significant delay in the local close relative to the New York Stock Exchange are classified as Level 2. The values of these securities may include an adjustment to reflect the impact of significant market movements following the close of local trading, as described in Note 2 to the financial statements – Security valuation.
Certain investments that have been measured at fair value using the net asset value (NAV) per share (or its equivalent) are not categorized in the fair value hierarchy. The fair value amounts presented in the table are intended to reconcile the fair value hierarchy to the amounts presented in the Portfolio of Investments. The Columbia Short-Term Cash Fund seeks to provide shareholders with maximum current income consistent with liquidity and stability of principal. Columbia Short-Term Cash Fund prices its shares with a floating NAV and no longer seeks to maintain a stable NAV.
Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.
Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.
The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.
For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions. The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value. This data is also used to corroborate, when available, information received from approved pricing vendors and brokers. Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.
The following table is a summary of the inputs used to value the Fund’s investments at February 28, 2018:
	Level 1 quoted prices in active markets for identical assets ($)	Level 2 other significant observable inputs ($)	Level 3 significant unobservable inputs ($)	Investments measured at net asset value ($)	Total ($)
Investments
Common Stocks
Australia	—	1,291,289	—	—	1,291,289
Canada	19,224,920	—	—	—	19,224,920
France	—	14,680,724	—	—	14,680,724
Germany	—	7,930,046	—	—	7,930,046
Japan	—	6,272,257	—	—	6,272,257
Luxembourg	3,602,481	—	—	—	3,602,481
Netherlands	1,238,362	2,487,576	—	—	3,725,938
Switzerland	—	2,202,351	—	—	2,202,351
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Global Energy and Natural Resources Fund | Semiannual Report 2018	7

Portfolio of Investments  (continued)
February 28, 2018 (Unaudited)
Fair value measurements  (continued)
	Level 1 quoted prices in active markets for identical assets ($)	Level 2 other significant observable inputs ($)	Level 3 significant unobservable inputs ($)	Investments measured at net asset value ($)	Total ($)
United Kingdom	4,895,810	34,797,662	—	—	39,693,472
United States	126,616,514	—	—	—	126,616,514
Total Common Stocks	155,578,087	69,661,905	—	—	225,239,992
Exchange-Traded Funds	3,653,668	—	—	—	3,653,668
Limited Partnerships
United States	1,914,457	—	—	—	1,914,457
Total Limited Partnerships	1,914,457	—	—	—	1,914,457
Money Market Funds	—	—	—	890,995	890,995
Total Investments	161,146,212	69,661,905	—	890,995	231,699,112
See the Portfolio of Investments for all investment classifications not indicated in the table.
The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets. These assets include certain foreign securities for which a third party statistical pricing service may be employed for purposes of fair market valuation. The model utilized by such third party statistical pricing service takes into account a security’s correlation to available market data including, but not limited to, intraday index, ADR, and exchange-traded fund movements.
There were no transfers of financial assets between levels during the period.
The accompanying Notes to Financial Statements are an integral part of this statement.
8	Columbia Global Energy and Natural Resources Fund | Semiannual Report 2018

Statement of Assets and Liabilities
February 28, 2018 (Unaudited)
Assets
Investments in securities, at value
Unaffiliated issuers (cost $201,207,397)	$230,808,117
Affiliated issuers (cost $890,995)	890,995
Receivable for:
Capital shares sold	704,723
Dividends	857,602
Foreign tax reclaims	113,616
Prepaid expenses	628
Trustees’ deferred compensation plan	50,492
Other assets	19,353
Total assets	233,445,526
Liabilities
Payable for:
Capital shares purchased	520,268
Management services fees	4,887
Distribution and/or service fees	1,111
Transfer agent fees	37,907
Plan administration fees	1
Compensation of board members	1,203
Compensation of chief compliance officer	16
Other expenses	31,630
Trustees’ deferred compensation plan	50,492
Total liabilities	647,515
Net assets applicable to outstanding capital stock	$232,798,011
Represented by
Paid in capital	228,568,797
Excess of distributions over net investment income	(1,441,551)
Accumulated net realized loss	(23,930,903)
Unrealized appreciation (depreciation) on:
Investments - unaffiliated issuers	29,600,720
Foreign currency translations	948
Total - representing net assets applicable to outstanding capital stock	$232,798,011
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Global Energy and Natural Resources Fund | Semiannual Report 2018	9

Statement of Assets and Liabilities  (continued)
February 28, 2018 (Unaudited)
Class A
Net assets	$80,474,242
Shares outstanding	4,263,442
Net asset value per share	$18.88
Maximum offering price per share(a)	$20.03
Advisor Class(b)
Net assets	$10,331,882
Shares outstanding	531,448
Net asset value per share	$19.44
Class C
Net assets	$13,256,561
Shares outstanding	742,400
Net asset value per share	$17.86
Institutional Class(c)
Net assets	$86,685,565
Shares outstanding	4,537,605
Net asset value per share	$19.10
Institutional 2 Class(d)
Net assets	$10,870,747
Shares outstanding	556,553
Net asset value per share	$19.53
Institutional 3 Class(e)
Net assets	$18,557,432
Shares outstanding	979,807
Net asset value per share	$18.94
Class K
Net assets	$5,251
Shares outstanding	276
Net asset value per share(f)	$19.06
Class R
Net assets	$12,616,331
Shares outstanding	672,978
Net asset value per share	$18.75

(a)	The maximum offering price per share is calculated by dividing the net asset value per share by 1.0 minus the maximum sales charge of 5.75% for Class A shares.
(b)	Prior to November 1, 2017, Advisor Class shares were known as Class R4 shares.
(c)	Prior to November 1, 2017, Institutional Class shares were known as Class Z shares.
(d)	Prior to November 1, 2017, Institutional 2 Class shares were known as Class R5 shares.
(e)	Prior to November 1, 2017, Institutional 3 Class shares were known as Class Y shares.
(f)	Net asset value per share rounds to this amount due to fractional shares outstanding.
The accompanying Notes to Financial Statements are an integral part of this statement.
10	Columbia Global Energy and Natural Resources Fund | Semiannual Report 2018

Statement of Operations
Six Months Ended February 28, 2018 (Unaudited)
Net investment income
Income:
Dividends — unaffiliated issuers	$3,073,673
Dividends — affiliated issuers	8,453
Foreign taxes withheld	(148,118)
Total income	2,934,008
Expenses:
Management services fees	894,838
Distribution and/or service fees
Class A	102,659
Class C	68,126
Class R	31,965
Transfer agent fees
Class A	81,620
Advisor Class(a)	8,712
Class C	13,536
Institutional Class(b)	91,048
Institutional 2 Class(c)	3,486
Institutional 3 Class(d)	844
Class K	2
Class R	12,697
Plan administration fees
Class K	7
Compensation of board members	10,770
Custodian fees	7,123
Printing and postage fees	24,471
Registration fees	60,374
Audit fees	20,522
Legal fees	2,773
Compensation of chief compliance officer	46
Other	17,074
Total expenses	1,452,693
Net investment income	1,481,315
Realized and unrealized gain (loss) — net
Net realized gain (loss) on:
Investments — unaffiliated issuers	12,737,425
Investments — affiliated issuers	79
Foreign currency translations	34,079
Net realized gain	12,771,583
Net change in unrealized appreciation (depreciation) on:
Investments — unaffiliated issuers	6,735,369
Foreign currency translations	(5,874)
Net change in unrealized appreciation (depreciation)	6,729,495
Net realized and unrealized gain	19,501,078
Net increase in net assets resulting from operations	$20,982,393

(a)	Prior to November 1, 2017, Advisor Class shares were known as Class R4 shares.
(b)	Prior to November 1, 2017, Institutional Class shares were known as Class Z shares.
(c)	Prior to November 1, 2017, Institutional 2 Class shares were known as Class R5 shares.
(d)	Prior to November 1, 2017, Institutional 3 Class shares were known as Class Y shares.
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Global Energy and Natural Resources Fund | Semiannual Report 2018	11

Statement of Changes in Net Assets
	Six Months Ended February 28, 2018 (Unaudited)	Year Ended August 31, 2017
Operations
Net investment income	$1,481,315	$4,354,146
Net realized gain (loss)	12,771,583	(6,266,467)
Net change in unrealized appreciation (depreciation)	6,729,495	17,034,247
Net increase in net assets resulting from operations	20,982,393	15,121,926
Distributions to shareholders
Net investment income
Class A	(1,445,024)	(1,453,246)
Advisor Class(a)	(156,587)	(121,661)
Class B(b)	—	(5,638)
Class C	(151,980)	(187,945)
Class I(c)	—	(289,335)
Institutional Class(d)	(1,793,917)	(1,520,089)
Institutional 2 Class(e)	(229,536)	(114,412)
Institutional 3 Class(f)	(403,655)	—
Class K	(98)	(88)
Class R	(193,694)	(113,853)
Total distributions to shareholders	(4,374,491)	(3,806,267)
Decrease in net assets from capital stock activity	(6,678,454)	(34,920,402)
Total increase (decrease) in net assets	9,929,448	(23,604,743)
Net assets at beginning of period	222,868,563	246,473,306
Net assets at end of period	$232,798,011	$222,868,563
Undistributed (excess of distributions over) net investment income	$(1,441,551)	$1,451,625

(a)	Prior to November 1, 2017, Advisor Class shares were known as Class R4 shares.
(b)	Effective July 17, 2017, Class B shares were automatically converted to Class A shares.
(c)	Effective March 27, 2017, Class I shares were redeemed or exchanged for Institutional 3 Class shares.
(d)	Prior to November 1, 2017, Institutional Class shares were known as Class Z shares.
(e)	Prior to November 1, 2017, Institutional 2 Class shares were known as Class R5 shares.
(f)	Prior to November 1, 2017, Institutional 3 Class shares were known as Class Y shares.
The accompanying Notes to Financial Statements are an integral part of this statement.
12	Columbia Global Energy and Natural Resources Fund | Semiannual Report 2018

Statement of Changes in Net Assets   (continued)
	Six Months Ended		Year Ended
	February 28, 2018 (Unaudited)		August 31, 2017 (a)
	Shares	Dollars ($)	Shares	Dollars ($)
Capital stock activity
Class A(b)
Subscriptions (c)	374,497	7,278,190	831,117	14,602,433
Distributions reinvested	75,390	1,416,276	80,190	1,429,227
Redemptions	(556,460)	(10,678,492)	(2,417,383)	(42,118,380)
Net decrease	(106,573)	(1,984,026)	(1,506,076)	(26,086,720)
Advisor Class(d)
Subscriptions	163,494	3,305,454	102,521	1,849,762
Distributions reinvested	7,344	141,815	6,057	110,783
Redemptions	(47,267)	(932,305)	(157,940)	(2,865,286)
Net increase (decrease)	123,571	2,514,964	(49,362)	(904,741)
Class B(b)
Distributions reinvested	—	—	288	4,926
Redemptions (c)	—	—	(35,052)	(581,102)
Net decrease	—	—	(34,764)	(576,176)
Class C
Subscriptions	75,402	1,400,437	86,394	1,430,560
Distributions reinvested	7,877	141,468	9,813	167,893
Redemptions	(113,115)	(2,064,614)	(296,481)	(4,915,551)
Net decrease	(29,836)	(522,709)	(200,274)	(3,317,098)
Class I(e)
Subscriptions	—	—	19,262	353,299
Distributions reinvested	—	—	16,040	289,295
Redemptions	—	—	(1,098,560)	(19,532,630)
Net decrease	—	—	(1,063,258)	(18,890,036)
Institutional Class(f)
Subscriptions	313,626	6,157,921	1,081,284	19,162,038
Distributions reinvested	91,583	1,737,180	81,673	1,468,582
Redemptions	(797,335)	(15,549,729)	(1,670,089)	(29,571,451)
Net decrease	(392,126)	(7,654,628)	(507,132)	(8,940,831)
Institutional 2 Class(g)
Subscriptions	96,491	1,931,319	311,320	5,656,436
Distributions reinvested	11,842	229,492	6,236	114,379
Redemptions	(102,481)	(2,089,772)	(145,170)	(2,621,842)
Net increase	5,852	71,039	172,386	3,148,973
Institutional 3 Class(e),(h)
Subscriptions	50,517	985,448	980,098	17,141,454
Distributions reinvested	21,478	403,598	—	—
Redemptions	(64,002)	(1,269,152)	(8,284)	(145,003)
Net increase	7,993	119,894	971,814	16,996,451
Class K
Distributions reinvested	3	58	3	56
Redemptions	—	—	(42)	(750)
Net increase (decrease)	3	58	(39)	(694)
Class R
Subscriptions	213,404	4,074,062	492,942	8,590,740
Distributions reinvested	10,352	193,694	6,396	113,853
Redemptions	(183,072)	(3,490,802)	(289,032)	(5,054,123)
Net increase	40,684	776,954	210,306	3,650,470
Total net decrease	(350,432)	(6,678,454)	(2,006,399)	(34,920,402)

The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Global Energy and Natural Resources Fund | Semiannual Report 2018	13

Statement of Changes in Net Assets   (continued)
(a)	Institutional 3 Class shares are based on operations from March 1, 2017 (commencement of operations) through the stated period end.
(b)	Effective July 17, 2017, Class B shares were automatically converted to Class A shares.
(c)	Includes conversions of Class B shares to Class A shares, if any.
(d)	Prior to November 1, 2017, Advisor Class shares were known as Class R4 shares.
(e)	Effective March 27, 2017, Class I shares were redeemed or exchanged for Institutional 3 Class shares.
(f)	Prior to November 1, 2017, Institutional Class shares were known as Class Z shares.
(g)	Prior to November 1, 2017, Institutional 2 Class shares were known as Class R5 shares.
(h)	Prior to November 1, 2017, Institutional 3 Class shares were known as Class Y shares.
The accompanying Notes to Financial Statements are an integral part of this statement.
14	Columbia Global Energy and Natural Resources Fund | Semiannual Report 2018

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Columbia Global Energy and Natural Resources Fund | Semiannual Report 2018	15

Financial Highlights
The following table is intended to help you understand the Fund’s financial performance. Certain information reflects financial results for a single share of a class held for the periods shown. Per share net investment income (loss) amounts are calculated based on average shares outstanding during the period. Total return assumes reinvestment of all dividends and distributions, if any. Total return does not reflect payment of sales charges, if any. Total return and portfolio turnover are not annualized for periods of less than one year. The portfolio turnover rate is calculated without regard to purchase and sales transactions of short-term instruments and certain derivatives, if any. If such transactions were included, the Fund’s portfolio turnover rate may be higher.
Year ended (except as noted)	Net asset value, beginning of period	Net investment income	Net realized and unrealized gain (loss)	Total from investment operations	Distributions from net investment income	Distributions from net realized gains
Class A
2/28/2018 (c)	$17.57	0.11	1.54	1.65	(0.34)	—
8/31/2017	$16.77	0.30	0.77	1.07	(0.27)	—
8/31/2016	$15.89	0.32	0.56	0.88	—	—
8/31/2015	$24.98	0.29	(7.95)	(7.66)	—	(1.43)
8/31/2014	$21.07	0.26	4.10	4.36	(0.14)	(0.31)
8/31/2013	$20.04	0.24	0.87	1.11	(0.08)	—
Advisor Class(g)
2/28/2018 (c)	$18.10	0.14	1.58	1.72	(0.38)	—
8/31/2017	$17.26	0.36	0.77	1.13	(0.29)	—
8/31/2016	$16.30	0.37	0.59	0.96	—	—
8/31/2015	$25.52	0.34	(8.13)	(7.79)	—	(1.43)
8/31/2014	$21.51	0.35	4.17	4.52	(0.20)	(0.31)
8/31/2013 (h)	$20.25	0.35	0.96	1.31	(0.05)	—
Class C
2/28/2018 (c)	$16.57	0.03	1.46	1.49	(0.20)	—
8/31/2017	$15.89	0.16	0.72	0.88	(0.20)	—
8/31/2016	$15.17	0.20	0.52	0.72	—	—
8/31/2015	$24.10	0.14	(7.64)	(7.50)	—	(1.43)
8/31/2014	$20.36	0.08	3.97	4.05	—	(0.31)
8/31/2013	$19.44	0.08	0.84	0.92	(0.00) (i)	—
Institutional Class(j)
2/28/2018 (c)	$17.79	0.13	1.56	1.69	(0.38)	—
8/31/2017	$16.97	0.35	0.76	1.11	(0.29)	—
8/31/2016	$16.03	0.37	0.57	0.94	—	—
8/31/2015	$25.12	0.33	(7.99)	(7.66)	—	(1.43)
8/31/2014	$21.19	0.32	4.12	4.44	(0.20)	(0.31)
8/31/2013	$20.13	0.28	0.88	1.16	(0.10)	—
Institutional 2 Class(k)
2/28/2018 (c)	$18.20	0.15	1.59	1.74	(0.41)	—
8/31/2017	$17.33	0.40	0.77	1.17	(0.30)	—
8/31/2016	$16.35	0.41	0.57	0.98	—	—
8/31/2015	$25.54	0.39	(8.15)	(7.76)	—	(1.43)
8/31/2014	$21.53	0.37	4.19	4.56	(0.24)	(0.31)
8/31/2013 (l)	$20.25	0.34	1.00	1.34	(0.06)	—
Institutional 3 Class(m)
2/28/2018 (c)	$17.66	0.15	1.54	1.69	(0.41)	—
8/31/2017 (n)	$18.04	0.23	(0.61) (o)	(0.38)	—	—
The accompanying Notes to Financial Statements are an integral part of this statement.
16	Columbia Global Energy and Natural Resources Fund | Semiannual Report 2018

Total distributions to shareholders	Net asset value, end of period	Total return	Total gross expense ratio to average net assets(a)	Total net expense ratio to average net assets(a),(b)	Net investment income ratio to average net assets	Portfolio turnover	Net assets, end of period (000’s)

(0.34)	$18.88	9.38%	1.32% (d)	1.32% (d)	1.14% (d)	26%	$80,474
(0.27)	$17.57	6.34%	1.34%	1.34% (e)	1.70%	19%	$76,763
—	$16.77	5.54%	1.33%	1.33% (e)	2.06%	45%	$98,566
(1.43)	$15.89	(31.16%)	1.32%	1.32% (e)	1.48%	51%	$86,133
(0.45)	$24.98	21.00%	1.30%	1.30% (e)	1.13%	34%	$130,692
(0.08)	$21.07	5.54%	1.32% (f)	1.32% (e),(f)	1.17%	73%	$110,896

(0.38)	$19.44	9.52%	1.07% (d)	1.07% (d)	1.40% (d)	26%	$10,332
(0.29)	$18.10	6.52%	1.10%	1.10% (e)	1.98%	19%	$7,383
—	$17.26	5.89%	1.09%	1.09% (e)	2.30%	45%	$7,890
(1.43)	$16.30	(31.00%)	1.07%	1.07% (e)	1.69%	51%	$7,191
(0.51)	$25.52	21.32%	1.05%	1.05% (e)	1.49%	34%	$12,899
(0.05)	$21.51	6.50%	1.06% (d)	1.06% (d),(e)	2.05% (d)	73%	$1,575

(0.20)	$17.86	9.00%	2.07% (d)	2.07% (d)	0.39% (d)	26%	$13,257
(0.20)	$16.57	5.52%	2.09%	2.09% (e)	0.96%	19%	$12,796
—	$15.89	4.75%	2.09%	2.09% (e)	1.34%	45%	$15,457
(1.43)	$15.17	(31.66%)	2.07%	2.07% (e)	0.77%	51%	$14,428
(0.31)	$24.10	20.07%	2.05%	2.05% (e)	0.38%	34%	$16,745
(0.00) (i)	$20.36	4.75%	2.06% (f)	2.06% (e),(f)	0.41%	73%	$15,340

(0.38)	$19.10	9.52%	1.07% (d)	1.07% (d)	1.39% (d)	26%	$86,686
(0.29)	$17.79	6.51%	1.10%	1.10% (e)	1.98%	19%	$87,719
—	$16.97	5.86%	1.09%	1.09% (e)	2.35%	45%	$92,245
(1.43)	$16.03	(30.97%)	1.07%	1.07% (e)	1.68%	51%	$98,857
(0.51)	$25.12	21.29%	1.05%	1.05% (e)	1.36%	34%	$174,759
(0.10)	$21.19	5.80%	1.07% (f)	1.07% (e),(f)	1.35%	73%	$186,303

(0.41)	$19.53	9.57%	0.93% (d)	0.93% (d)	1.53% (d)	26%	$10,871
(0.30)	$18.20	6.76%	0.94%	0.94%	2.22%	19%	$10,022
—	$17.33	5.99%	0.91%	0.91%	2.53%	45%	$6,558
(1.43)	$16.35	(30.85%)	0.89%	0.89%	1.97%	51%	$4,978
(0.55)	$25.54	21.53%	0.87%	0.87%	1.58%	34%	$4,578
(0.06)	$21.53	6.63%	0.88% (d)	0.88% (d)	2.02% (d)	73%	$1,058

(0.41)	$18.94	9.62%	0.88% (d)	0.88% (d)	1.59% (d)	26%	$18,557
—	$17.66	(2.11%)	0.91% (d)	0.91% (d)	2.66% (d)	19%	$17,163
Columbia Global Energy and Natural Resources Fund | Semiannual Report 2018	17

Financial Highlights  (continued)
Year ended (except as noted)	Net asset value, beginning of period	Net investment income	Net realized and unrealized gain (loss)	Total from investment operations	Distributions from net investment income	Distributions from net realized gains
Class K
2/28/2018 (c)	$17.74	0.12	1.56	1.68	(0.36)	—
8/31/2017	$16.93	0.32	0.77	1.09	(0.28)	—
8/31/2016	$16.01	0.36	0.56	0.92	—	—
8/31/2015	$25.11	0.26	(7.93)	(7.67)	—	(1.43)
8/31/2014	$21.18	0.30	4.12	4.42	(0.18)	(0.31)
8/31/2013	$20.13	0.28	0.87	1.15	(0.10)	—
Class R
2/28/2018 (c)	$17.43	0.08	1.53	1.61	(0.29)	—
8/31/2017	$16.66	0.27	0.75	1.02	(0.25)	—
8/31/2016	$15.83	0.29	0.54	0.83	—	—
8/31/2015	$24.94	0.25	(7.93)	(7.68)	—	(1.43)
8/31/2014	$21.03	0.21	4.10	4.31	(0.09)	(0.31)
8/31/2013	$20.03	0.21	0.84	1.05	(0.05)	—

Notes to Financial Highlights
(a)	In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund’s reported expense ratios.
(b)	Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.
(c)	For the six months ended February 28, 2018 (unaudited).
(d)	Annualized.
(e)	The benefits derived from expense reductions had an impact of less than 0.01%.
(f)	Ratios include line of credit interest expense which is less than 0.01%.
(g)	Prior to November 1, 2017, Advisor Class shares were known as Class R4 shares.
(h)	Advisor Class shares commenced operations on November 8, 2012. Per share data and total return reflect activity from that date.
(i)	Rounds to zero.
(j)	Prior to November 1, 2017, Institutional Class shares were known as Class Z shares.
(k)	Prior to November 1, 2017, Institutional 2 Class shares were known as Class R5 shares.
(l)	Institutional 2 Class shares commenced operations on November 8, 2012. Per share data and total return reflect activity from that date.
(m)	Prior to November 1, 2017, Institutional 3 Class shares were known as Class Y shares.
(n)	Institutional 3 Class shares commenced operations on March 1, 2017. Per share data and total return reflect activity from that date.
(o)	Calculation of the net gain (loss) per share (both realized and unrealized) does not correlate to the aggregate realized and unrealized gain (loss) presented in the Statement of Operations due to the timing of subscriptions and redemptions of Fund shares in relation to fluctuations in the market value of the portfolio.
The accompanying Notes to Financial Statements are an integral part of this statement.
18	Columbia Global Energy and Natural Resources Fund | Semiannual Report 2018

Total distributions to shareholders	Net asset value, end of period	Total return	Total gross expense ratio to average net assets(a)	Total net expense ratio to average net assets(a),(b)	Net investment income ratio to average net assets	Portfolio turnover	Net assets, end of period (000’s)

(0.36)	$19.06	9.48%	1.21% (d)	1.21% (d)	1.25% (d)	26%	$5
(0.28)	$17.74	6.42%	1.21%	1.21%	1.83%	19%	$5
—	$16.93	5.75%	1.16%	1.16%	2.27%	45%	$5
(1.43)	$16.01	(31.03%)	1.13%	1.13%	1.18%	51%	$5
(0.49)	$25.11	21.21%	1.12%	1.12%	1.31%	34%	$79
(0.10)	$21.18	5.71%	1.13% (f)	1.13% (f)	1.35%	73%	$69

(0.29)	$18.75	9.24%	1.57% (d)	1.57% (d)	0.88% (d)	26%	$12,616
(0.25)	$17.43	6.07%	1.60%	1.60% (e)	1.53%	19%	$11,019
—	$16.66	5.24%	1.59%	1.59% (e)	1.84%	45%	$7,031
(1.43)	$15.83	(31.29%)	1.57%	1.57% (e)	1.30%	51%	$3,045
(0.40)	$24.94	20.73%	1.55%	1.55% (e)	0.90%	34%	$3,131
(0.05)	$21.03	5.27%	1.57% (f)	1.57% (e),(f)	1.01%	73%	$1,664
Columbia Global Energy and Natural Resources Fund | Semiannual Report 2018	19

Notes to Financial Statements
February 28, 2018 (Unaudited)
Note 1. Organization
Columbia Global Energy and Natural Resources Fund (the Fund), a series of Columbia Funds Series Trust I (the Trust), is a non-diversified fund. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.
Fund shares
The Trust may issue an unlimited number of shares (without par value). Although all share classes generally have identical voting, dividend and liquidation rights, each share class votes separately when required by the Trust’s organizational documents or by law. Different share classes pay different distribution amounts to the extent the expenses of such share classes differ, and distributions in liquidation will be proportional to the net asset value of each share class. Each share class has its own expense and sales charge structure. The Fund offers each of the share classes identified below.
Class A shares are subject to a maximum front-end sales charge of 5.75% based on the initial investment amount. Class A shares purchased without an initial sales charge in accounts aggregating $1 million to $50 million at the time of purchase are subject to a contingent deferred sales charge (CDSC) if the shares are sold within 18 months after purchase, charged as follows: 1.00% CDSC if redeemed within 12 months after purchase, and 0.50% CDSC if redeemed more than 12, but less than 18, months after purchase.
Advisor Class shares are not subject to sales charges and are generally available only to omnibus retirement plans and certain investors as described in the Fund’s prospectus. Prior to November 1, 2017, Advisor Class shares were known as Class R4 shares.
Class C shares are subject to a 1.00% CDSC on shares redeemed within 12 months after purchase.
Institutional Class shares are not subject to sales charges and are generally available only to eligible investors, which are subject to different investment minimums as described in the Fund’s prospectus. Prior to November 1, 2017, Institutional Class shares were known as Class Z shares.
Institutional 2 Class shares are not subject to sales charges and are generally available only to investors purchasing through authorized investment professionals and omnibus retirement plans as described in the Fund’s prospectus. Prior to November 1, 2017, Institutional 2 Class shares were known as Class R5 shares.
Institutional 3 Class shares are not subject to sales charges and are available to institutional and certain other investors as described in the Fund’s prospectus. Prior to November 1, 2017, Institutional 3 Class shares were known as Class Y shares.
The Fund no longer accepts investments by existing investors in Class K shares. When available, Class K shares were not subject to sales charges and were made available only to existing investors in Class K shares. On March 9, 2018, Class K shares were redeemed or exchanged for Advisor Class shares of the Fund in a tax free transaction that had no impact on fees and expenses paid by the shareholders.
Class R shares are not subject to sales charges and are generally available only to certain retirement plans and other investors as described in the Fund’s prospectus.
Note 2. Summary of significant accounting policies
Basis of preparation
The Fund is an investment company that applies the accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services - Investment Companies (ASC 946). The financial statements are prepared in accordance with U.S. generally accepted accounting principles (GAAP), which requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.
20	Columbia Global Energy and Natural Resources Fund | Semiannual Report 2018

Notes to Financial Statements  (continued)
February 28, 2018 (Unaudited)
The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.
Security valuation
All equity securities and exchange-traded funds are valued at the close of business of the New York Stock Exchange. Equity securities and exchange-traded funds are valued at the last quoted sales price on the principal exchange or market on which they trade, except for securities traded on the NASDAQ Stock Market, which are valued at the NASDAQ official close price. Unlisted securities or listed securities for which there were no sales during the day are valued at the mean of the latest quoted bid and ask prices on such exchanges or markets.
Foreign equity securities are valued based on the closing price on the foreign exchange in which such securities are primarily traded. If any foreign equity security closing prices are not readily available, the securities are valued at the mean of the latest quoted bid and ask prices on such exchanges or markets. Foreign currency exchange rates are generally determined at 4:00 p.m. Eastern (U.S.) time. Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange; therefore, the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the New York Stock Exchange. In those situations, foreign securities will be fair valued pursuant to a policy adopted by the Board of Trustees, including, if available, utilizing a third party pricing service to determine these fair values. The third party pricing service takes into account multiple factors, including, but not limited to, movements in the U.S. securities markets, certain depositary receipts, futures contracts and foreign exchange rates that have occurred subsequent to the close of the foreign exchange or market, to determine a good faith estimate that reasonably reflects the current market conditions as of the close of the New York Stock Exchange. The fair value of a security is likely to be different from the quoted or published price, if available.
Investments in open-end investment companies, including money market funds, are valued at their latest net asset value.
Investments for which market quotations are not readily available, or that have quotations which management believes are not reflective of market value or reliable, are valued at fair value as determined in good faith under procedures approved by and under the general supervision of the Board of Trustees. If a security or class of securities (such as foreign securities) is valued at fair value, such value is likely to be different from the quoted or published price for the security.
The determination of fair value often requires significant judgment. To determine fair value, management may use assumptions including but not limited to future cash flows and estimated risk premiums. Multiple inputs from various sources may be used to determine fair value.
GAAP requires disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category. This information is disclosed following the Fund’s Portfolio of Investments.
Foreign currency transactions and translations
The values of all assets and liabilities denominated in foreign currencies are generally translated into U.S. dollars at exchange rates determined at the close of regular trading on the New York Stock Exchange. Net realized and unrealized gains (losses) on foreign currency transactions and translations include gains (losses) arising from the fluctuation in exchange rates between trade and settlement dates on securities transactions, gains (losses) arising from the disposition of foreign currency and currency gains (losses) between the accrual and payment dates on dividends, interest income and foreign withholding taxes.
For financial statement purposes, the Fund does not distinguish that portion of gains (losses) on investments which is due to changes in foreign exchange rates from that which is due to changes in market prices of the investments. Such fluctuations are included with the net realized and unrealized gains (losses) on investments in the Statement of Operations.
Security transactions
Security transactions are accounted for on the trade date. Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.
Columbia Global Energy and Natural Resources Fund | Semiannual Report 2018	21

Notes to Financial Statements  (continued)
February 28, 2018 (Unaudited)
Income recognition
Corporate actions and dividend income are generally recorded net of any non-reclaimable tax withholdings, on the ex-dividend date or upon receipt of ex-dividend notification in the case of certain foreign securities.
The Fund may receive distributions from holdings in equity securities, business development companies (BDCs), exchange-traded funds (ETFs), limited partnerships (LPs), other regulated investment companies (RICs), and real estate investment trusts (REITs), which report information on the tax character of their distributions annually. These distributions are allocated to dividend income, capital gain and return of capital based on actual information reported. Return of capital is recorded as a reduction of the cost basis of securities held. If the Fund no longer owns the applicable securities, return of capital is recorded as a realized gain. With respect to REITs, to the extent actual information has not yet been reported, estimates for return of capital are made by the Fund’s management. Management’s estimates are subsequently adjusted when the actual character of the distributions is disclosed by the REITs, which could result in a proportionate change in return of capital to shareholders.
Awards from class action litigation are recorded as a reduction of cost basis if the Fund still owns the applicable securities on the payment date. If the Fund no longer owns the applicable securities, the proceeds are recorded as realized gains.
Expenses
General expenses of the Trust are allocated to the Fund and other funds of the Trust based upon relative net assets or other expense allocation methodologies determined by the nature of the expense. Expenses directly attributable to the Fund are charged to the Fund. Expenses directly attributable to a specific class of shares are charged to that share class.
Determination of class net asset value
All income, expenses (other than class-specific expenses, which are charged to that share class, as shown in the Statement of Operations) and realized and unrealized gains (losses) are allocated to each class of the Fund on a daily basis, based on the relative net assets of each class, for purposes of determining the net asset value of each class.
Federal income tax status
The Fund intends to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code, as amended, and will distribute substantially all of its investment company net taxable income and net capital gains, if any, for its tax year, and as such will not be subject to federal income taxes. In addition, the Fund intends to distribute in each calendar year substantially all of its ordinary income, capital gains net income and certain other amounts, if any, such that the Fund should not be subject to federal excise tax. Therefore, no federal income or excise tax provision is recorded.
Foreign taxes
The Fund may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. The Fund will accrue such taxes and recoveries, as applicable, based upon its current interpretation of tax rules and regulations that exist in the markets in which it invests.
Realized gains in certain countries may be subject to foreign taxes at the Fund level, based on statutory rates. The Fund accrues for such foreign taxes on realized and unrealized gains at the appropriate rate for each jurisdiction, as applicable. The amount, if any, is disclosed as a liability on the Statement of Assets and Liabilities.
Distributions to shareholders
Distributions from net investment income, if any, are declared and paid each calendar quarter. Net realized capital gains, if any, are distributed at least annually. Income distributions and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from GAAP.
22	Columbia Global Energy and Natural Resources Fund | Semiannual Report 2018

Notes to Financial Statements  (continued)
February 28, 2018 (Unaudited)
Guarantees and indemnifications
Under the Trust’s organizational documents and, in some cases, by contract, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust or its funds. In addition, certain of the Fund’s contracts with its service providers contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Fund cannot be determined, and the Fund has no historical basis for predicting the likelihood of any such claims.
Recent accounting pronouncement
Accounting Standards Update 2017-08 Premium Amortization on Purchased Callable Debt Securities
In March 2017, the Financial Accounting Standards Board issued Accounting Standards Update (ASU) No. 2017-08 Premium Amortization on Purchased Callable Debt Securities. ASU No. 2017-08 updates the accounting standards to shorten the amortization period for certain purchased callable debt securities, held at a premium, to be amortized to the earliest call date. The update applies to securities with explicit, noncontingent call features that are callable at fixed prices and on preset dates. The standard is effective for annual periods beginning after December 15, 2018 and interim periods within those fiscal years. At this time, management is evaluating the implication of this guidance and the impact it will have on the financial statement amounts and footnote disclosures, if any.
Note 3. Fees and other transactions with affiliates
Management services fees
The Fund has entered into a Management Agreement with Columbia Management Investment Advisers, LLC (the Investment Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial). Under the Management Agreement, the Investment Manager provides the Fund with investment research and advice, as well as administrative and accounting services. The management services fee is an annual fee that is equal to a percentage of the Fund’s daily net assets that declines from 0.75% to 0.58% as the Fund’s net assets increase. The annualized effective management services fee rate for the six months ended February 28, 2018 was 0.75% of the Fund’s average daily net assets.
Compensation of board members
Members of the Board of Trustees who are not officers or employees of the Investment Manager or Ameriprise Financial are compensated for their services to the Fund as disclosed in the Statement of Operations. These members of the Board of Trustees may participate in a Deferred Compensation Plan (the Plan) which may be terminated at any time. Obligations of the Plan will be paid solely out of the Fund’s assets, and all amounts payable under the Plan constitute a general unsecured obligation of the Fund.
Compensation of Chief Compliance Officer
The Board of Trustees has appointed a Chief Compliance Officer to the Fund in accordance with federal securities regulations. As disclosed in the Statement of Operations, a portion of the Chief Compliance Officer’s total compensation is allocated to the Fund, along with other allocations to affiliated funds governed by the Board of Trustees, based on relative net assets.
Transfer agency fees
Under a Transfer and Dividend Disbursing Agent Agreement, Columbia Management Investment Services Corp. (the Transfer Agent), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, is responsible for providing transfer agency services to the Fund. The Transfer Agent has contracted with DST Asset Manager Solutions, Inc. (DST) to serve as sub-transfer agent. The Transfer Agent pays the fees of DST for services as sub-transfer agent and DST is not entitled to reimbursement for such fees from the Fund (with the exception of out-of-pocket fees).
Columbia Global Energy and Natural Resources Fund | Semiannual Report 2018	23

Notes to Financial Statements  (continued)
February 28, 2018 (Unaudited)
The Fund pays the Transfer Agent a monthly transfer agency fee based on the number or the average value of accounts, depending on the type of account. In addition, the Fund pays the Transfer Agent a fee for shareholder services based on the number of accounts or on a percentage of the average aggregate value of the Fund’s shares maintained in omnibus accounts up to the lesser of the amount charged by the financial intermediary or a cap established by the Board of Trustees from time to time.
The Transfer Agent also receives compensation from the Fund for various shareholder services and reimbursements for certain out-of-pocket fees. Total transfer agency fees for Class K, Institutional 2 Class and Institutional 3 Class shares are subject to an annual limitation of not more than 0.07%, 0.07% and 0.02%, respectively, of the average daily net assets attributable to each share class.
For the six months ended February 28, 2018, the Fund’s annualized effective transfer agency fee rates as a percentage of average daily net assets of each class were as follows:
Effective rate (%)
Class A	0.20
Advisor Class	0.20
Class C	0.20
Institutional Class	0.20
Institutional 2 Class	0.06
Institutional 3 Class	0.01
Class K	0.07
Class R	0.20
An annual minimum account balance fee of $20 may apply to certain accounts with a value below the applicable share class’s initial minimum investment requirements to reduce the impact of small accounts on transfer agency fees. These minimum account balance fees are remitted to the Fund and recorded as part of expense reductions in the Statement of Operations. For the six months ended February 28, 2018, no minimum account balance fees were charged by the Fund.
Plan administration fees
Under a Plan Administration Services Agreement with the Transfer Agent, the Fund pays an annual fee at a rate of 0.25% of the Fund’s average daily net assets attributable to Class K shares for the provision of various administrative, recordkeeping, communication and educational services.
Distribution and service fees
The Fund has entered into an agreement with Columbia Management Investment Distributors, Inc. (the Distributor), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, for distribution and shareholder services. The Board of Trustees has approved, and the Fund has adopted, distribution and shareholder service plans (the Plans) applicable to certain share classes, which set the distribution and service fees for the Fund. These fees are calculated daily and are intended to compensate the Distributor and/or eligible selling and/or servicing agents for selling shares of the Fund and providing services to investors.
Under the Plans, the Fund pays a monthly service fee to the Distributor at the maximum annual rate of 0.25% of the average daily net assets attributable to Class A and Class C shares of the Fund. Also under the Plans, the Fund pays a monthly distribution fee to the Distributor at the maximum annual rates of 0.75% and 0.50% of the average daily net assets attributable to Class C and Class R shares of the Fund, respectively.
24	Columbia Global Energy and Natural Resources Fund | Semiannual Report 2018

Notes to Financial Statements  (continued)
February 28, 2018 (Unaudited)
Sales charges
Sales charges, including front-end charges and CDSCs, received by the Distributor for distributing Fund shares for the six months ended February 28, 2018, if any, are listed below:
Amount ($)
Class A	33,574
Class C	224
Expenses waived/reimbursed by the Investment Manager and its affiliates
The Investment Manager and certain of its affiliates have contractually agreed to waive fees and/or reimburse expenses (excluding certain fees and expenses described below) for the period(s) disclosed below, unless sooner terminated at the sole discretion of the Board of Trustees, so that the Fund’s net operating expenses, after giving effect to fees waived/expenses reimbursed and any balance credits and/or overdraft charges from the Fund’s custodian, do not exceed the following annual rate(s) as a percentage of the class’ average daily net assets:
	January 1, 2018 through December 31, 2018	Prior to January 1, 2018
Class A	1.42%	1.43%
Advisor Class	1.17	1.18
Class C	2.17	2.18
Institutional Class	1.17	1.18
Institutional 2 Class	1.03	1.095
Institutional 3 Class	0.98	1.045
Class K	1.28	1.345
Class R	1.67	1.68
Under the agreement governing these fee waivers and/or expense reimbursement arrangements, the following fees and expenses are excluded from the waiver/reimbursement commitment, and therefore will be paid by the Fund, if applicable: taxes (including foreign transaction taxes), expenses associated with investments in affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange-traded funds), transaction costs and brokerage commissions, costs related to any securities lending program, dividend expenses associated with securities sold short, inverse floater program fees and expenses, transaction charges and interest on borrowed money, interest, infrequent and/or unusual expenses and any other expenses the exclusion of which is specifically approved by the Board of Trustees. This agreement may be modified or amended only with approval from the Investment Manager, certain of its affiliates and the Fund. Any fees waived and/or expenses reimbursed under the expense reimbursement arrangements described above are not recoverable by the Investment Manager or its affiliates in future periods.
Note 4. Federal tax information
The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP because of temporary or permanent book to tax differences.
At February 28, 2018, the approximate cost of all investments for federal income tax purposes and the aggregate gross approximate unrealized appreciation and depreciation based on that cost was:
Federal tax cost ($)	Gross unrealized appreciation ($)	Gross unrealized (depreciation) ($)	Net unrealized appreciation ($)
202,098,000	40,472,000	(10,871,000)	29,601,000
The following capital loss carryforwards, determined at August 31, 2017, may be available to reduce taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Internal Revenue Code. Capital loss carryforwards with no expiration are required to be utilized prior to any capital losses which carry an expiration date. As a result of this ordering rule, capital loss carryforwards which carry an expiration date may be more likely to expire unused.
Columbia Global Energy and Natural Resources Fund | Semiannual Report 2018	25

Notes to Financial Statements  (continued)
February 28, 2018 (Unaudited)
2018 ($)	2019 ($)	No expiration short-term ($)	No expiration long-term ($)	Total ($)
—	—	3,003,362	30,760,557	33,763,919
Management of the Fund has concluded that there are no significant uncertain tax positions in the Fund that would require recognition in the financial statements. However, management’s conclusion may be subject to review and adjustment at a later date based on factors including, but not limited to, new tax laws, regulations, and administrative interpretations (including relevant court decisions). Generally, the Fund’s federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.
Note 5. Portfolio information
The cost of purchases and proceeds from sales of securities, excluding short-term investments and derivatives, if any, aggregated to $60,694,180 and $70,335,254, respectively, for the six months ended February 28, 2018. The amount of purchase and sale activity impacts the portfolio turnover rate reported in the Financial Highlights.
Note 6. Affiliated money market fund
The Fund invests in Columbia Short-Term Cash Fund, an affiliated money market fund established for the exclusive use by the Fund and other affiliated funds (the Affiliated MMF). The income earned by the Fund from such investments is included as Dividends - affiliated issuers in the Statement of Operations. As an investing fund, the Fund indirectly bears its proportionate share of the expenses of the Affiliated MMF. The Affiliated MMF prices its shares with a floating net asset value. In addition, the Board of Trustees of the Affiliated MMF may impose a fee on redemptions (sometimes referred to as a liquidity fee) or temporarily suspend redemptions (sometimes referred to as imposing a redemption gate) in the event its liquidity falls below regulatory limits.
Note 7. Line of credit
The Fund has access to a revolving credit facility with a syndicate of banks led by Citibank, N.A., HSBC Bank USA, N.A. and JPMorgan Chase Bank, N.A. whereby the Fund may borrow for the temporary funding of shareholder redemptions or for other temporary or emergency purposes. The credit facility, which is a collective agreement between the Fund and certain other funds managed by the Investment Manager, severally and not jointly, permits collective borrowings up to $1 billion. Interest is charged to each participating fund based on its borrowings at a rate equal to the higher of (i) the overnight federal funds rate plus 1.00% or (ii) the one-month LIBOR rate plus 1.00%. Each borrowing under the credit facility matures no later than 60 days after the date of borrowing. The Fund also pays a commitment fee equal to its pro rata share of the amount of the credit facility at a rate of 0.15% per annum. The commitment fee is included in other expenses in the Statement of Operations.
The Fund had no borrowings during the six months ended February 28, 2018.
Note 8. Significant risks
Energy sector risk
The Fund may be more susceptible to the particular risks that may affect companies in the energy sector than if it were invested in a wider variety of companies in unrelated sectors. Companies in the energy sector are subject to certain risks, including legislative or regulatory changes, adverse market conditions and increased competition. Performance of such companies may be affected by factors including, among others, fluctuations in energy prices and supply and demand of energy fuels, energy conservation, the success of exploration projects, events occurring in nature and local and international politics. In addition, rising interest rates and high inflation may affect the demand for certain natural resources and, therefore, the performance of companies in the energy sector.
26	Columbia Global Energy and Natural Resources Fund | Semiannual Report 2018

Notes to Financial Statements  (continued)
February 28, 2018 (Unaudited)
Foreign securities and emerging market countries risk
Investing in foreign securities may include certain risks and considerations not typically associated with investing in U.S. securities, such as fluctuating currency values and changing local and regional economic, political and social conditions, which may result in greater market volatility. In addition, certain foreign securities may not be as liquid as U.S. securities. Investing in emerging markets may accentuate these risks. These countries are also more likely to experience high levels of inflation, deflation or currency devaluation which could hurt their economies and securities markets. To the extent that the Fund concentrates its investment exposure to any one or a few specific countries, the Fund will be particularly susceptible to the various conditions, events or other factors impacting those countries and may, therefore, have a greater risk than that of a fund which is more geographically diversified.
Materials sector risk
The Fund may be more susceptible to the particular risks that may affect companies in the materials sector than if it were invested in a wider variety of companies in unrelated sectors. Companies in the materials sector are subject to certain risks, including that many materials companies are significantly affected by the level and volatility of commodity prices, exchange rates, import controls, worldwide competition, environmental policies and consumer demand. Performance of such companies may be affected by factors including, among others, that at times worldwide production of industrial materials has exceeded demand as a result of over-building or economic downturns, leading to poor investment returns or losses. Other risks may include liabilities for environmental damage and general civil liabilities, depletion of resources, and mandated expenditures for safety and pollution control. The materials sector may also be affected by economic cycles, technical progress, labor relations, and government regulations.
Non-diversification risk
A non-diversified fund is permitted to invest a greater percentage of its total assets in fewer issuers than a diversified fund. The Fund may, therefore, have a greater risk of loss from a few issuers than a similar fund that invests more broadly.
Shareholder concentration risk
At February 28, 2018, one unaffiliated shareholder of record owned 12.7% of the outstanding shares of the Fund in one or more accounts. The Fund has no knowledge about whether any portion of those shares was owned beneficially. Affiliated shareholders of record owned 34.8% of the outstanding shares of the Fund in one or more accounts. Subscription and redemption activity by concentrated accounts may have a significant effect on the operations of the Fund. In the case of a large redemption, the Fund may be forced to sell investments at inopportune times, including its liquid positions, which may result in Fund losses and the Fund holding a higher percentage of less liquid positions. Large redemptions could result in decreased economies of scale and increased operating expenses for non-redeeming Fund shareholders.
Note 9. Subsequent events
Management has evaluated the events and transactions that have occurred through the date the financial statements were issued and noted no items requiring adjustment of the financial statements or additional disclosure.
Note 10. Information regarding pending and settled legal proceedings
Ameriprise Financial and certain of its affiliates have historically been involved in a number of legal, arbitration and regulatory proceedings, including routine litigation, class actions, and governmental actions, concerning matters arising in connection with the conduct of their business activities. Ameriprise Financial believes that the Fund is not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the Fund or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Fund. Ameriprise Financial is required to make quarterly (10-Q), annual (10-K) and, as necessary, 8-K filings with the Securities and Exchange Commission (SEC) on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.
There can be no assurance that these matters, or the adverse publicity associated with them, will not result in increased Fund redemptions, reduced sale of Fund shares or other adverse consequences to the Fund. Further, although we believe proceedings are not likely to have a material adverse effect on the Fund or the ability of Ameriprise Financial or its affiliates to
Columbia Global Energy and Natural Resources Fund | Semiannual Report 2018	27

Notes to Financial Statements  (continued)
February 28, 2018 (Unaudited)
perform under their contracts with the Fund, these proceedings are subject to uncertainties and, as such, we are unable to estimate the possible loss or range of loss that may result. An adverse outcome in one or more of these proceedings could result in adverse judgments, settlements, fines, penalties or other relief that could have a material adverse effect on the consolidated financial condition or results of operations of Ameriprise Financial.
28	Columbia Global Energy and Natural Resources Fund | Semiannual Report 2018

Additional information
The Fund mails one shareholder report to each shareholder address. If you would like more than one report, please call shareholder services at 800.345.6611 and additional reports will be sent to you.
Proxy voting policies and procedures
The policy of the Board of Trustees is to vote the proxies of the companies in which the Fund holds investments consistent with the procedures as stated in the Statement of Additional Information (SAI). You may obtain a copy of the SAI without charge by calling 800.345.6611; contacting your financial intermediary; visiting investor.columbiathreadneedleus.com; or searching the website of the Securities and Exchange Commission (SEC) at sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities is filed with the SEC by August 31st for the most recent 12-month period ending June 30th of that year, and is available without charge by visiting investor.columbiathreadneedleus.com, or searching the website of the SEC at sec.gov.
Quarterly schedule of investments
The Fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Form N-Q is available on the SEC’s website at sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 800.SEC.0330. The Fund’s complete schedule of portfolio holdings, as filed on Form N-Q, can also be obtained without charge, upon request, by calling 800.345.6611.
Additional Fund information
For more information about the Fund, please visit investor.columbiathreadneedleus.com or call 800.345.6611. Customer Service Representatives are available to answer your questions Monday through Friday from 8 a.m. to 7 p.m. Eastern time.
Fund investment manager
Columbia Management Investment Advisers, LLC
225 Franklin Street
Boston, MA 02110
Fund distributor
Columbia Management Investment Distributors, Inc.
225 Franklin Street
Boston, MA 02110
Fund transfer agent
Columbia Management Investment Services Corp.
P.O. Box 8081
Boston, MA 02266-8081
Columbia Global Energy and Natural Resources Fund | Semiannual Report 2018	29

Columbia Global Energy and Natural Resources Fund
P.O. Box 8081
Boston, MA 02266-8081

Please read and consider the investment objectives, risks, charges and expenses for any fund carefully before investing. For a prospectus and summary prospectus, which contains this and other important information about the Fund, go to
investor.columbiathreadneedleus.com. The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.
Columbia Threadneedle Investments (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies. All rights reserved. Columbia Management Investment Distributors, Inc., 225 Franklin Street, Boston, MA 02110-2804
© 2018 Columbia Management Investment Advisers, LLC.
investor.columbiathreadneedleus.com
SAR144_08_H01_(04/18)

SemiAnnual Report
February 28, 2018
Columbia Greater China Fund
Not FDIC Insured • No bank guarantee • May lose value

President’s Message
Dear Shareholders,
The year 2017 was an extraordinary year in the financial markets. The S&P 500 Index didn’t experience a single down month and returned over 20% during the 12-month period. The index continued this trend into January 2018, which marked the fastest start for the index ever. Low volatility, which had been a feature of the U.S. equity market for the last several years, along with the surge in the S&P 500 Index, seemingly drove investor sentiment to very high levels. This arguably set the stage for an overdue correction, which we witnessed in February 2018.
A return to volatility
There have been few periods of market upheaval such as were experienced in the first part of 2018. While investors were taken by surprise by the sudden and pronounced market swings, the return to some level of volatility actually marked a resumption of relatively normal market conditions. Having said that, it’s important to distinguish between a good technical correction where excess enthusiasm in the marketplace is being let out, versus a real change in the underlying fundamentals – things like an underperforming economy or weaker corporate earnings. Our view is that the recent market volatility falls into the former category, and the fundamentals remain strong. We’re continuing to see improvements in global economic activity, and we’re seeing corporate earnings expectations continue to rise – and not just because of tax reform.
Consistency is more important than ever
It’s important to keep in mind that when it comes to long-term investing, it’s the destination, not the journey that matters most. If you have a financial goal that you’ve worked out with your financial advisor, and you have a good asset allocation plan to reach it, it’s a question of sticking with your plan rather than become focused on near-term volatility. Bouts of volatility are normal. After all, it’s hard to cross the ocean without hitting an occasional rough patch. You need to focus on the destination.
One final thought. In weathering volatility, it’s the consistency of the return that is essential. Investors who chase higher returns are usually the first to sell when an investment goes through a bad patch, and they therefore don’t tend to benefit from the recovery. More disciplined investors who perhaps panic less or not at all during periods of volatility, tend to have improved long-term results and are more likely to reach their financial goals. Nothing is more important to us than making sure those who have entrusted us to protect and grow their assets are able to do what matters most to them.
Your success is our priority. Talk to your financial advisor about how working with Columbia Threadneedle Investments may help you position your portfolio for consistent, sustainable outcomes, no matter the market conditions.
Sincerely,
Christopher O. Petersen
President, Columbia Funds
The S&P 500 Index, an unmanaged index, measures the performance of 500 widely held, large-capitalization U.S. stocks and is frequently used as a general measure of market performance. Past performance is no guarantee of future results.
Columbia Funds are distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.
© 2018 Columbia Management Investment Advisers, LLC. All rights reserved.
Columbia Greater China Fund   |  Semiannual Report 2018

Columbia Greater China Fund  |  Semiannual Report 2018

Fund at a Glance
(Unaudited)
Investment objective
Columbia Greater China Fund (the Fund) seeks long-term capital appreciation.
Portfolio management
Jasmine (Weili) Huang, CFA, CPA (U.S. and China), CFM
Portfolio Manager
Managed Fund since 2005
Morningstar style boxTM
The Morningstar Style Box is based on a fund’s portfolio holdings. For equity funds, the vertical axis shows the market capitalization of the stocks owned, and the horizontal axis shows investment style (value, blend, or growth). Information shown is based on the most recent data provided by Morningstar.
© 2018 Morningstar, Inc. All rights reserved. The Morningstar information contained herein: (1) is proprietary to Morningstar and/or its content providers; (2) may not be copied or distributed; and (3) is not warranted to be accurate, complete or timely. Neither Morningstar nor its content providers are responsible for any damages or losses arising from any use of this information.
Average annual total returns (%) (for the period ended February 28, 2018)
		Inception	6 Months cumulative	1 Year	5 Years	10 Years
Class A	Excluding sales charges	05/16/97	18.84	53.28	13.45	6.16
	Including sales charges		12.00	44.47	12.12	5.53
Advisor Class*		03/19/13	19.00	53.68	13.72	6.29
Class C	Excluding sales charges	05/16/97	18.42	52.12	12.60	5.37
	Including sales charges		17.42	51.12	12.60	5.37
Institutional Class		05/16/97	19.00	53.69	13.74	6.43
Institutional 2 Class*		11/08/12	19.02	53.78	13.88	6.37
Institutional 3 Class*		03/01/17	19.05	53.85	13.53	6.20
Class T*	Excluding sales charges	06/18/12	18.87	53.29	13.46	6.17
	Including sales charges		15.90	49.44	12.89	5.90
MSCI China Index (Net)			14.48	46.71	11.03	4.97
Hang Seng Index			10.29	28.88	5.83	2.34
Returns for Class A shares are shown with and without the maximum initial sales charge of 5.75%. Returns for Class C shares are shown with and without the 1.00% contingent deferred sales charge for the first year only. Returns for Class T shares are shown with and without the maximum initial sales charge of 2.50% per transaction. Prior to March 27, 2017, Class T shares were known as Class W shares and were not subject to sales charges. The Fund’s other share classes are not subject to sales charges and have limited eligibility. Effective November 1, 2017, Class R4, Class R5, Class Y and Class Z shares were renamed Advisor Class, Institutional 2 Class, Institutional 3 Class and Institutional Class shares, respectively. Please see the Fund’s prospectus for details. Performance for different share classes will vary based on differences in sales charges and fees associated with each share class. All results shown assume reinvestment of distributions during the period. Returns do not reflect the deduction of taxes that a shareholder may pay on Fund distributions or on the redemption of Fund shares. Performance results reflect the effect of any fee waivers or reimbursements of Fund expenses by Columbia Management Investment Advisers, LLC and/or any of its affiliates. Absent these fee waivers or expense reimbursement arrangements, performance results would have been lower.
The performance information shown represents past performance and is not a guarantee of future results. The investment return and principal value of your investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance information shown. You may obtain performance information current to the most recent month-end by contacting your financial intermediary, visiting investor.columbiathreadneedleus.com or calling 800.345.6611.
*	The returns shown for periods prior to the share class inception date (including returns for the Life of the Fund, if shown, which are since Fund inception) include the returns of the Fund’s oldest share class. Since the Fund launched more than one share class at its inception, Class A shares were used. These returns are adjusted to reflect any higher class-related operating expenses of the newer share classes, as applicable. Please visit investor.columbiathreadneedleus.com/investment-products/mutual-funds/appended-performance for more information.
The MSCI China Index (Net) is designed to broadly and fairly represent the full diversity of business activities in China. This index aims to capture 85% of the free float adjusted market capitalization in each industry group.
The Hang Seng Index tracks the performance of approximately 70% of the total market capitalization of the stock exchange of Hong Kong.
Indices are not available for investment, are not professionally managed and do not reflect sales charges, fees, brokerage commissions, taxes (except the MSCI China Index (Net) which reflects reinvested dividends net of withholding taxes) or other expenses of investing. Securities in the Fund may not match those in an index.
2	Columbia Greater China Fund | Semiannual Report 2018

Fund at a Glance   (continued)
(Unaudited)
Top 10 holdings (%) (at February 28, 2018)
Tencent Holdings Ltd.	22.2
Alibaba Group Holding Ltd., ADR	11.8
China Construction Bank Corp., Class H	5.6
Ping An Insurance Group Co. of China Ltd., Class H	5.4
Bank of China Ltd., Class H	3.5
Industrial & Commercial Bank of China Ltd., Class H	3.3
New Oriental Education & Technology Group, Inc., ADR	3.2
NetEase, Inc., ADR	3.1
CSPC Pharmaceutical Group Ltd.	2.9
Wuliangye Yibin Co., Ltd.	2.8
Percentages indicated are based upon total investments (excluding Money Market Funds).
For further detail about these holdings, please refer to the section entitled “Portfolio of Investments.”
Fund holdings are as of the date given, are subject to change at any time, and are not recommendations to buy or sell any security.
Equity sector breakdown (%) (at February 28, 2018)
Consumer Discretionary	16.0
Consumer Staples	7.0
Energy	2.1
Financials	21.0
Health Care	8.0
Industrials	1.6
Information Technology	43.0
Materials	0.4
Real Estate	0.9
Total	100.0
Percentages indicated are based upon total equity investments. The Fund’s portfolio composition is subject to change.
Country breakdown (%) (at February 28, 2018)
China	89.7
Hong Kong	5.9
United States(a)	4.4
Total	100.0

(a)	Includes investments in Money Market Funds.
Country breakdown is based primarily on issuer’s place of organization/incorporation. Percentages indicated are based upon total investments. The Fund’s portfolio composition is subject to change.

Columbia Greater China Fund | Semiannual Report 2018	3

Understanding Your Fund’s Expenses
(Unaudited)
As an investor, you incur two types of costs. There are transaction costs, which generally include sales charges on purchases and may include redemption fees. There are also ongoing costs, which generally include management fees, distribution and/or service fees, and other fund expenses. The following information is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to help you compare these costs with the ongoing costs of investing in other mutual funds.
Analyzing your Fund’s expenses
To illustrate these ongoing costs, we have provided examples and calculated the expenses paid by investors in each share class of the Fund during the period. The actual and hypothetical information in the table is based on an initial investment of $1,000 at the beginning of the period indicated and held for the entire period. Expense information is calculated two ways and each method provides you with different information. The amount listed in the “Actual” column is calculated using the Fund’s actual operating expenses and total return for the period. You may use the Actual information, together with the amount invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the results by the expenses paid during the period under the “Actual” column. The amount listed in the “Hypothetical” column assumes a 5% annual rate of return before expenses (which is not the Fund’s actual return) and then applies the Fund’s actual expense ratio for the period to the hypothetical return. You should not use the hypothetical account values and expenses to estimate either your actual account balance at the end of the period or the expenses you paid during the period. See “Compare with other funds” below for details on how to use the hypothetical data.
Compare with other funds
Since all mutual funds are required to include the same hypothetical calculations about expenses in shareholder reports, you can use this information to compare the ongoing cost of investing in the Fund with other funds. To do so, compare the hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. As you compare hypothetical examples of other funds, it is important to note that hypothetical examples are meant to highlight the ongoing costs of investing in a fund only and do not reflect any transaction costs, such as sales charges, or redemption or exchange fees. Therefore, the hypothetical calculations are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. If transaction costs were included in these calculations, your costs would be higher.
September 1, 2017 — February 28, 2018
	Account value at the beginning of the period ($)		Account value at the end of the period ($)		Expenses paid during the period ($)		Fund’s annualized expense ratio (%)
	Actual	Hypothetical	Actual	Hypothetical	Actual	Hypothetical	Actual
Class A	1,000.00	1,000.00	1,188.40	1,017.21	8.30	7.65	1.53
Advisor Class (formerly Class R4)	1,000.00	1,000.00	1,190.00	1,018.45	6.95	6.41	1.28
Class C	1,000.00	1,000.00	1,184.20	1,013.49	12.35	11.38	2.28
Institutional Class (formerly Class Z)	1,000.00	1,000.00	1,190.00	1,018.45	6.95	6.41	1.28
Institutional 2 Class (formerly Class R5)	1,000.00	1,000.00	1,190.20	1,018.74	6.63	6.11	1.22
Institutional 3 Class (formerly Class Y)	1,000.00	1,000.00	1,190.50	1,018.99	6.35	5.86	1.17
Class T	1,000.00	1,000.00	1,188.70	1,017.16	8.36	7.70	1.54
Expenses paid during the period are equal to the annualized expense ratio for each class as indicated above, multiplied by the average account value over the period and then multiplied by the number of days in the Fund’s most recent fiscal half year and divided by 365.
Expenses do not include fees and expenses incurred indirectly by the Fund from its investment in underlying funds, including affiliated and non-affiliated pooled investment vehicles, such as mutual funds and exchange-traded funds.
4	Columbia Greater China Fund | Semiannual Report 2018

Portfolio of Investments
February 28, 2018 (Unaudited)
(Percentages represent value of investments compared to net assets)
Common Stocks 96.7%
Issuer	Shares	Value ($)
Consumer Discretionary 15.4%
Auto Components 2.1%
Minth Group Ltd.	226,000	1,326,259
Nexteer Automotive Group Ltd.	819,000	1,807,820
Total		3,134,079
Automobiles 0.9%
Brilliance China Automotive Holdings Ltd.	484,000	1,286,075
Diversified Consumer Services 5.4%
New Oriental Education & Technology Group, Inc., ADR	49,197	4,496,114
RISE Education Cayman Ltd., ADR(a)	209,557	3,455,595
Total		7,951,709
Hotels, Restaurants & Leisure 1.5%
Galaxy Entertainment Group Ltd.	56,000	485,832
Yum China Holdings, Inc.	39,706	1,720,064
Total		2,205,896
Household Durables 1.7%
Midea Group Co., Ltd., Class A	154,575	1,335,086
Qingdao Haier Co., Ltd., Class A	356,620	1,096,466
Total		2,431,552
Internet & Direct Marketing Retail 1.6%
Ctrip.com International Ltd., ADR(a)	18,137	833,939
JD.com, Inc., ADR(a)	33,696	1,588,767
Total		2,422,706
Textiles, Apparel & Luxury Goods 2.2%
Shenzhou International Group Holdings Ltd.	336,000	3,299,292
Total Consumer Discretionary		22,731,309
Consumer Staples 6.7%
Beverages 4.2%
China Resources Beer Holdings Co., Ltd.	198,000	762,556
Kweichow Moutai Co., Ltd., Class A	8,500	967,605
Tsingtao Brewery Co., Ltd., Class H	82,000	448,189
Wuliangye Yibin Co., Ltd.	344,807	4,010,250
Total		6,188,600
Food & Staples Retailing 0.3%
Sun Art Retail Group Ltd.	353,500	466,741
Common Stocks (continued)
Issuer	Shares	Value ($)
Food Products 2.2%
China Mengniu Dairy Co., Ltd.	307,000	1,014,062
Foshan Haitian Flavouring & Food Co., Ltd., Class A	102,136	891,997
Inner Mongolia Yili Industrial Group Co., Ltd., Class A	144,800	742,066
Tingyi Cayman Islands Holding Corp.	310,000	651,222
Total		3,299,347
Total Consumer Staples		9,954,688
Energy 2.1%
Oil, Gas & Consumable Fuels 2.1%
CNOOC Ltd.	2,133,500	3,044,813
Total Energy		3,044,813
Financials 20.3%
Banks 13.1%
Bank of China Ltd., Class H	9,364,000	5,035,693
China Construction Bank Corp., Class H	7,803,340	8,000,868
China Merchants Bank Co., Ltd., Class H	377,500	1,573,842
Industrial & Commercial Bank of China Ltd., Class H	5,505,000	4,693,235
Total		19,303,638
Insurance 7.2%
AIA Group Ltd.	161,200	1,337,733
China Life Insurance Co., Ltd., Class H	553,000	1,624,368
Ping An Insurance Group Co. of China Ltd., Class H	722,500	7,610,313
Total		10,572,414
Total Financials		29,876,052
Health Care 7.8%
Biotechnology 1.5%
Zai Lab Ltd., ADR(a)	100,000	2,215,000
Life Sciences Tools & Services 0.9%
Wuxi Biologics Cayman, Inc.(a)	179,500	1,238,658
Pharmaceuticals 5.4%
China Animal Healthcare Ltd.(a),(b),(c),(d)	1,050,000	0
China Medical System Holdings Ltd.	661,000	1,313,253
CSPC Pharmaceutical Group Ltd.	1,780,000	4,062,344
Sino Biopharmaceutical Ltd.	1,394,000	2,611,947
Total		7,987,544
Total Health Care		11,441,202

The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Greater China Fund | Semiannual Report 2018	5

Portfolio of Investments  (continued)
February 28, 2018 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Industrials 1.6%
Electrical Equipment 1.6%
Zhuzhou CRRC Times Electric Co., Ltd., Class H	425,400	2,294,098
Total Industrials		2,294,098
Information Technology 41.5%
Electronic Equipment, Instruments & Components 2.3%
AAC Technologies Holdings, Inc.	68,500	1,336,940
Hangzhou Hikvision Digital Technology Co., Ltd., Class A	121,800	813,026
Sunny Optical Technology Group Co., Ltd.	73,900	1,208,707
Total		3,358,673
Internet Software & Services 38.2%
Alibaba Group Holding Ltd., ADR(a)	90,530	16,851,254
Baidu, Inc., ADR(a)	13,992	3,530,741
NetEase, Inc., ADR	14,867	4,361,235
Tencent Holdings Ltd.	577,100	31,572,287
Total		56,315,517
Software 0.5%
Kingdee International Software Group Co., Ltd.(a)	980,000	700,873
Technology Hardware, Storage & Peripherals 0.5%
Focus Media Information Technology Co., Ltd., Class A	355,697	840,233
Total Information Technology		61,215,296
Common Stocks (continued)
Issuer	Shares	Value ($)
Materials 0.4%
Construction Materials 0.4%
China Resources Cement Holdings Ltd.	794,000	608,073
Total Materials		608,073
Real Estate 0.9%
Real Estate Management & Development 0.9%
China Resources Land Ltd.	360,000	1,271,804
Total Real Estate		1,271,804
Total Common Stocks (Cost $64,785,182)		142,437,335

Money Market Funds 3.2%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 1.544%(e),(f)	4,763,578	4,763,101
Total Money Market Funds (Cost $4,763,218)		4,763,101
Total Investments (Cost: $69,548,400)		147,200,436
Other Assets & Liabilities, Net		180,665
Net Assets		147,381,101

Notes to Portfolio of Investments
(a)	Non-income producing investment.
(b)	Represents fair value as determined in good faith under procedures approved by the Board of Trustees. At February 28, 2018, the value of these securities amounted to $0, which represents less than 0.01% of net assets.
(c)	Negligible market value.
(d)	Valuation based on significant unobservable inputs.
(e)	The rate shown is the seven-day current annualized yield at February 28, 2018.
(f)	As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended February 28, 2018 are as follows:

Issuer	Beginning shares	Shares purchased	Shares sold	Ending shares	Realized gain (loss) — affiliated issuers ($)	Net change in unrealized appreciation (depreciation) — affiliated issuers ($)	Dividends — affiliated issuers ($)	Value — affiliated issuers at end of period ($)
Columbia Short-Term Cash Fund, 1.544%
	1,531,860	25,100,395	(21,868,677)	4,763,578	(68)	(132)	18,888	4,763,101
Abbreviation Legend
ADR	American Depositary Receipt
The accompanying Notes to Financial Statements are an integral part of this statement.
6	Columbia Greater China Fund | Semiannual Report 2018

Portfolio of Investments  (continued)
February 28, 2018 (Unaudited)
Fair value measurements
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
¦	Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date. Valuation adjustments are not applied to Level 1 investments.
¦	Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
¦	Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Foreign equity securities actively traded in markets where there is a significant delay in the local close relative to the New York Stock Exchange are classified as Level 2. The values of these securities may include an adjustment to reflect the impact of significant market movements following the close of local trading, as described in Note 2 to the financial statements – Security valuation.
Certain investments that have been measured at fair value using the net asset value (NAV) per share (or its equivalent) are not categorized in the fair value hierarchy. The fair value amounts presented in the table are intended to reconcile the fair value hierarchy to the amounts presented in the Portfolio of Investments. The Columbia Short-Term Cash Fund seeks to provide shareholders with maximum current income consistent with liquidity and stability of principal. Columbia Short-Term Cash Fund prices its shares with a floating NAV and no longer seeks to maintain a stable NAV.
Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.
Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.
The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.
For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions. The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value. This data is also used to corroborate, when available, information received from approved pricing vendors and brokers. Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.
The following table is a summary of the inputs used to value the Fund’s investments at February 28, 2018:
	Level 1 quoted prices in active markets for identical assets ($)	Level 2 other significant observable inputs ($)	Level 3 significant unobservable inputs ($)	Investments measured at net asset value ($)	Total ($)
Investments
Common Stocks
Consumer Discretionary	12,094,479	10,636,830	—	—	22,731,309
Consumer Staples	—	9,954,688	—	—	9,954,688
Energy	—	3,044,813	—	—	3,044,813
Financials	—	29,876,052	—	—	29,876,052
Health Care	2,215,000	9,226,202	0*	—	11,441,202
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Greater China Fund | Semiannual Report 2018	7

Portfolio of Investments  (continued)
February 28, 2018 (Unaudited)
Fair value measurements  (continued)
	Level 1 quoted prices in active markets for identical assets ($)	Level 2 other significant observable inputs ($)	Level 3 significant unobservable inputs ($)	Investments measured at net asset value ($)	Total ($)
Industrials	—	2,294,098	—	—	2,294,098
Information Technology	24,743,230	36,472,066	—	—	61,215,296
Materials	—	608,073	—	—	608,073
Real Estate	—	1,271,804	—	—	1,271,804
Total Common Stocks	39,052,709	103,384,626	0*	—	142,437,335
Money Market Funds	—	—	—	4,763,101	4,763,101
Total Investments	39,052,709	103,384,626	0*	4,763,101	147,200,436

*	Rounds to zero.
See the Portfolio of Investments for all investment classifications not indicated in the table.
The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets. These assets include certain foreign securities for which a third party statistical pricing service may be employed for purposes of fair market valuation. The model utilized by such third party statistical pricing service takes into account a security’s correlation to available market data including, but not limited to, intraday index, ADR, and exchange-traded fund movements.
There were no transfers of financial assets between levels during the period.
The Fund does not hold any significant investments (greater than one percent of net assets) categorized as Level 3.
The Fund’s assets assigned to the Level 3 category are valued utilizing the valuation technique deemed the most appropriate in the circumstances. Certain common stocks classified as Level 3 securities are valued using the market approach. To determine fair value for these securities, management considered various factors which may have included, but were not limited to, the halt price of the security, discount rates observed in the market for similar assets as well as the movement in certain foreign or domestic market indices. Significant increases (decreases) to any of these inputs would result in a significantly lower (higher) fair value measurement. Generally, a change in observable yields on comparable securities would result in a directionally similar change to discount rates.
The accompanying Notes to Financial Statements are an integral part of this statement.
8	Columbia Greater China Fund | Semiannual Report 2018

Statement of Assets and Liabilities
February 28, 2018 (Unaudited)
Assets
Investments in securities, at value
Unaffiliated issuers (cost $64,785,182)	$142,437,335
Affiliated issuers (cost $4,763,218)	4,763,101
Receivable for:
Investments sold	307,617
Capital shares sold	82,851
Dividends	14,474
Prepaid expenses	318
Trustees’ deferred compensation plan	52,865
Other assets	8,441
Total assets	147,667,002
Liabilities
Payable for:
Capital shares purchased	182,090
Management services fees	3,890
Distribution and/or service fees	908
Transfer agent fees	16,985
Compensation of board members	1,154
Compensation of chief compliance officer	7
Audit fees	17,591
Other expenses	10,411
Trustees’ deferred compensation plan	52,865
Total liabilities	285,901
Net assets applicable to outstanding capital stock	$147,381,101
Represented by
Paid in capital	68,863,847
Excess of distributions over net investment income	(1,279,192)
Accumulated net realized gain	2,144,410
Unrealized appreciation (depreciation) on:
Investments - unaffiliated issuers	77,652,153
Investments - affiliated issuers	(117)
Total - representing net assets applicable to outstanding capital stock	$147,381,101
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Greater China Fund | Semiannual Report 2018	9

Statement of Assets and Liabilities  (continued)
February 28, 2018 (Unaudited)
Class A
Net assets	$85,030,838
Shares outstanding	1,596,234
Net asset value per share	$53.27
Maximum offering price per share(a)	$56.52
Advisor Class(b)
Net assets	$2,268,950
Shares outstanding	38,569
Net asset value per share	$58.83
Class C
Net assets	$11,377,453
Shares outstanding	230,733
Net asset value per share	$49.31
Institutional Class(c)
Net assets	$40,041,301
Shares outstanding	693,150
Net asset value per share	$57.77
Institutional 2 Class(d)
Net assets	$2,088,956
Shares outstanding	35,428
Net asset value per share	$58.96
Institutional 3 Class(e)
Net assets	$6,570,548
Shares outstanding	114,321
Net asset value per share	$57.47
Class T
Net assets	$3,055
Shares outstanding	57
Net asset value per share(f)	$53.26
Maximum offering price per share(g)	$54.63

(a)	The maximum offering price per share is calculated by dividing the net asset value per share by 1.0 minus the maximum sales charge of 5.75% for Class A shares.
(b)	Prior to November 1, 2017, Advisor Class shares were known as Class R4 shares.
(c)	Prior to November 1, 2017, Institutional Class shares were known as Class Z shares.
(d)	Prior to November 1, 2017, Institutional 2 Class shares were known as Class R5 shares.
(e)	Prior to November 1, 2017, Institutional 3 Class shares were known as Class Y shares.
(f)	Net asset value per share rounds to this amount due to fractional shares outstanding.
(g)	The maximum offering price per share is calculated by dividing the net asset value per share by 1.0 minus the maximum sales charge of 2.50% per transaction for Class T shares.
The accompanying Notes to Financial Statements are an integral part of this statement.
10	Columbia Greater China Fund | Semiannual Report 2018

Statement of Operations
Six Months Ended February 28, 2018 (Unaudited)
Net investment income
Income:
Dividends — unaffiliated issuers	$311,484
Dividends — affiliated issuers	18,888
Foreign taxes withheld	(24,797)
Total income	305,575
Expenses:
Management services fees	642,096
Distribution and/or service fees
Class A	95,555
Class C	51,277
Class T	3
Transfer agent fees
Class A	52,787
Advisor Class(a)	1,509
Class C	7,080
Institutional Class(b)	26,521
Institutional 2 Class(c)	655
Institutional 3 Class(d)	572
Class T	2
Compensation of board members	9,930
Custodian fees	9,009
Printing and postage fees	13,033
Registration fees	55,355
Audit fees	17,592
Legal fees	1,523
Line of credit interest expense	1,470
Compensation of chief compliance officer	25
Other	24,476
Total expenses	1,010,470
Net investment loss	(704,895)
Realized and unrealized gain (loss) — net
Net realized gain (loss) on:
Investments — unaffiliated issuers	5,855,782
Investments — affiliated issuers	(68)
Foreign currency translations	(3,923)
Net realized gain	5,851,791
Net change in unrealized appreciation (depreciation) on:
Investments — unaffiliated issuers	17,072,474
Investments — affiliated issuers	(132)
Foreign currency translations	3
Net change in unrealized appreciation (depreciation)	17,072,345
Net realized and unrealized gain	22,924,136
Net increase in net assets resulting from operations	$22,219,241

(a)	Prior to November 1, 2017, Advisor Class shares were known as Class R4 shares.
(b)	Prior to November 1, 2017, Institutional Class shares were known as Class Z shares.
(c)	Prior to November 1, 2017, Institutional 2 Class shares were known as Class R5 shares.
(d)	Prior to November 1, 2017, Institutional 3 Class shares were known as Class Y shares.
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Greater China Fund | Semiannual Report 2018	11

Statement of Changes in Net Assets
	Six Months Ended February 28, 2018 (Unaudited)	Year Ended August 31, 2017 (a)
Operations
Net investment income (loss)	$(704,895)	$215,800
Net realized gain	5,851,791	5,423,260
Net change in unrealized appreciation (depreciation)	17,072,345	23,069,442
Net increase in net assets resulting from operations	22,219,241	28,708,502
Distributions to shareholders
Net investment income
Class A	(417,246)	—
Advisor Class(b)	(9,370)	—
Institutional Class(c)	(254,856)	—
Institutional 2 Class(d)	(16,423)	—
Institutional 3 Class(e)	(48,186)	—
Class T	(15)	—
Net realized gains
Class A	(999,429)	—
Advisor Class(b)	(16,158)	—
Class C	(142,541)	—
Institutional Class(c)	(436,288)	—
Institutional 2 Class(d)	(25,504)	—
Institutional 3 Class(e)	(75,324)	—
Class T	(38)	—
Total distributions to shareholders	(2,441,378)	—
Increase (decrease) in net assets from capital stock activity	2,546,050	(18,016,589)
Total increase in net assets	22,323,913	10,691,913
Net assets at beginning of period	125,057,188	114,365,275
Net assets at end of period	$147,381,101	$125,057,188
Undistributed (excess of distributions over) net investment income	$(1,279,192)	$171,799

(a)	Institutional 3 Class shares are based on operations from March 1, 2017 (commencement of operations) through the stated period end.
(b)	Prior to November 1, 2017, Advisor Class shares were known as Class R4 shares.
(c)	Prior to November 1, 2017, Institutional Class shares were known as Class Z shares.
(d)	Prior to November 1, 2017, Institutional 2 Class shares were known as Class R5 shares.
(e)	Prior to November 1, 2017, Institutional 3 Class shares were known as Class Y shares.
The accompanying Notes to Financial Statements are an integral part of this statement.
12	Columbia Greater China Fund | Semiannual Report 2018

Statement of Changes in Net Assets   (continued)
	Six Months Ended		Year Ended
	February 28, 2018 (Unaudited)		August 31, 2017 (a)
	Shares	Dollars ($)	Shares	Dollars ($)
Capital stock activity
Class A(b)
Subscriptions (c)	271,264	14,184,802	203,068	7,926,928
Distributions reinvested	25,274	1,257,402	—	—
Redemptions	(196,418)	(9,993,768)	(365,483)	(13,326,272)
Net increase (decrease)	100,120	5,448,436	(162,415)	(5,399,344)
Advisor Class(d)
Subscriptions	38,530	2,165,819	18,167	756,460
Distributions reinvested	464	25,473	—	—
Redemptions	(64,345)	(3,398,955)	(45,415)	(2,025,325)
Net decrease	(25,351)	(1,207,663)	(27,248)	(1,268,865)
Class B(b)
Redemptions (c)	—	—	(10,038)	(338,805)
Net decrease	—	—	(10,038)	(338,805)
Class C
Subscriptions	43,737	2,095,364	6,032	216,566
Distributions reinvested	2,943	135,746	—	—
Redemptions	(32,068)	(1,510,392)	(123,717)	(4,311,208)
Net increase (decrease)	14,612	720,718	(117,685)	(4,094,642)
Class I(e)
Redemptions	—	—	(54)	(2,196)
Net decrease	—	—	(54)	(2,196)
Institutional Class(f)
Subscriptions	146,280	8,191,130	274,905	11,344,693
Distributions reinvested	11,538	622,116	—	—
Redemptions	(239,946)	(12,755,371)	(558,474)	(22,965,000)
Net decrease	(82,128)	(3,942,125)	(283,569)	(11,620,307)
Institutional 2 Class(g)
Subscriptions	42,105	2,390,664	11,303	467,972
Distributions reinvested	761	41,868	—	—
Redemptions	(25,250)	(1,437,131)	(16,140)	(676,446)
Net increase (decrease)	17,616	995,401	(4,837)	(208,474)
Institutional 3 Class(e),(h)
Subscriptions	18,179	964,154	105,498	4,999,018
Distributions reinvested	263	14,088	—	—
Redemptions	(7,929)	(446,959)	(1,690)	(82,974)
Net increase	10,513	531,283	103,808	4,916,044
Total net increase (decrease)	35,382	2,546,050	(502,038)	(18,016,589)

(a)	Institutional 3 Class shares are based on operations from March 1, 2017 (commencement of operations) through the stated period end.
(b)	Effective July 17, 2017, Class B shares were automatically converted to Class A shares.
(c)	Includes conversions of Class B shares to Class A shares, if any.
(d)	Prior to November 1, 2017, Advisor Class shares were known as Class R4 shares.
(e)	Effective March 27, 2017, Class I shares were redeemed or exchanged for Institutional 3 Class shares.
(f)	Prior to November 1, 2017, Institutional Class shares were known as Class Z shares.
(g)	Prior to November 1, 2017, Institutional 2 Class shares were known as Class R5 shares.
(h)	Prior to November 1, 2017, Institutional 3 Class shares were known as Class Y shares.
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Greater China Fund | Semiannual Report 2018	13

Financial Highlights
The following table is intended to help you understand the Fund’s financial performance. Certain information reflects financial results for a single share of a class held for the periods shown. Per share net investment income (loss) amounts are calculated based on average shares outstanding during the period. Total return assumes reinvestment of all dividends and distributions, if any. Total return does not reflect payment of sales charges, if any. Total return and portfolio turnover are not annualized for periods of less than one year. The portfolio turnover rate is calculated without regard to purchase and sales transactions of short-term instruments and certain derivatives, if any. If such transactions were included, the Fund’s portfolio turnover rate may be higher.
Year ended (except as noted)	Net asset value, beginning of period	Net investment income (loss)	Net realized and unrealized gain (loss)	Increase from payment by affiliate	Total from investment operations	Distributions from net investment income	Distributions from net realized gains
Class A
2/28/2018 (c)	$45.67	(0.28)	8.82	—	8.54	(0.28)	(0.66)
8/31/2017	$35.20	0.06	10.41	—	10.47	—	—
8/31/2016	$33.33	(0.04)	3.66	—	3.62	(0.05)	(1.70)
8/31/2015	$45.93	0.02	(3.87)	0.15	(3.70)	(0.30)	(8.60)
8/31/2014	$48.80	0.33	8.97	—	9.30	(0.81)	(11.36)
8/31/2013	$42.08	0.44	6.81	—	7.25	(0.53)	—
Advisor Class(i)
2/28/2018 (c)	$50.38	(0.17)	9.66	—	9.49	(0.38)	(0.66)
8/31/2017	$38.74	0.18	11.46	—	11.64	—	—
8/31/2016	$36.53	0.11	3.96	—	4.07	(0.16)	(1.70)
8/31/2015	$49.47	1.09	(5.18)	0.16	(3.93)	(0.41)	(8.60)
8/31/2014	$51.71	(0.01)	10.04	—	10.03	(0.91)	(11.36)
8/31/2013 (j)	$49.17	0.88	1.66	—	2.54	—	—
Class C
2/28/2018 (c)	$42.24	(0.43)	8.16	—	7.73	—	(0.66)
8/31/2017	$32.81	(0.24)	9.67	—	9.43	—	—
8/31/2016	$31.35	(0.22)	3.38	—	3.16	—	(1.70)
8/31/2015	$43.71	(0.28)	(3.62)	0.14	(3.76)	—	(8.60)
8/31/2014	$46.94	(0.02)	8.60	—	8.58	(0.45)	(11.36)
8/31/2013	$40.51	0.07	6.55	—	6.62	(0.19)	—
Institutional Class(k)
2/28/2018 (c)	$49.49	(0.22)	9.55	—	9.33	(0.39)	(0.66)
8/31/2017	$38.05	0.17	11.27	—	11.44	—	—
8/31/2016	$35.91	0.12	3.87	—	3.99	(0.15)	(1.70)
8/31/2015	$48.78	0.38	(4.39)	0.16	(3.85)	(0.42)	(8.60)
8/31/2014	$51.16	0.46	9.45	—	9.91	(0.93)	(11.36)
8/31/2013	$44.08	0.59	7.13	—	7.72	(0.64)	—
Institutional 2 Class(l)
2/28/2018 (c)	$50.52	(0.27)	9.80	—	9.53	(0.43)	(0.66)
8/31/2017	$38.80	0.22	11.50	—	11.72	—	—
8/31/2016	$36.58	0.24	3.90	—	4.14	(0.22)	(1.70)
8/31/2015	$49.52	0.52	(4.54)	0.16	(3.86)	(0.48)	(8.60)
8/31/2014	$51.76	0.73	9.38	—	10.11	(0.99)	(11.36)
8/31/2013 (m)	$48.84	0.63	2.97	—	3.60	(0.68)	—
The accompanying Notes to Financial Statements are an integral part of this statement.
14	Columbia Greater China Fund | Semiannual Report 2018

Total distributions to shareholders	Net asset value, end of period	Total return	Total gross expense ratio to average net assets(a)	Total net expense ratio to average net assets(a),(b)	Net investment income (loss) ratio to average net assets	Portfolio turnover	Net assets, end of period (000’s)

(0.94)	$53.27	18.84%	1.53% (d),(e)	1.53% (d),(e)	(1.09%) (d)	14%	$85,031
—	$45.67	29.74%	1.55% (f)	1.55% (f),(g)	0.17%	35%	$68,323
(1.75)	$35.20	10.97%	1.60% (e)	1.60% (e),(g)	(0.11%)	39%	$58,385
(8.90)	$33.33	(9.49%) (h)	1.56% (e)	1.56% (e),(g)	0.04%	74%	$63,284
(12.17)	$45.93	21.22%	1.57% (e)	1.57% (e),(g)	0.73%	61%	$97,302
(0.53)	$48.80	17.24%	1.54%	1.54% (g)	0.94%	39%	$78,119

(1.04)	$58.83	19.00%	1.28% (d),(e)	1.28% (d),(e)	(0.61%) (d)	14%	$2,269
—	$50.38	30.05%	1.30% (f)	1.30% (f),(g)	0.43%	35%	$3,220
(1.86)	$38.74	11.27%	1.36% (e)	1.36% (e),(g)	0.30%	39%	$3,532
(9.01)	$36.53	(9.26%) (h)	1.29% (e)	1.29% (e),(g)	2.47%	74%	$2,473
(12.27)	$49.47	21.50%	1.33% (e)	1.33% (e),(g)	(0.03%)	61%	$8
—	$51.71	5.17%	1.32% (d)	1.32% (d),(g)	4.00% (d)	39%	$12

(0.66)	$49.31	18.42%	2.28% (d),(e)	2.28% (d),(e)	(1.84%) (d)	14%	$11,377
—	$42.24	28.74%	2.29% (f)	2.29% (f),(g)	(0.70%)	35%	$9,130
(1.70)	$32.81	10.15%	2.36% (e)	2.36% (e),(g)	(0.71%)	39%	$10,952
(8.60)	$31.35	(10.16%) (h)	2.32% (e)	2.32% (e),(g)	(0.71%)	74%	$12,103
(11.81)	$43.71	20.32%	2.32% (e)	2.32% (e),(g)	(0.05%)	61%	$15,851
(0.19)	$46.94	16.33%	2.29%	2.29% (g)	0.15%	39%	$17,056

(1.05)	$57.77	19.00%	1.28% (d),(e)	1.28% (d),(e)	(0.80%) (d)	14%	$40,041
—	$49.49	30.07%	1.29% (f)	1.29% (f),(g)	0.43%	35%	$38,369
(1.85)	$38.05	11.24%	1.35% (e)	1.35% (e),(g)	0.34%	39%	$40,293
(9.02)	$35.91	(9.24%) (h)	1.31% (e)	1.31% (e),(g)	0.86%	74%	$49,047
(12.29)	$48.78	21.49%	1.32% (e)	1.32% (e),(g)	0.96%	61%	$29,730
(0.64)	$51.16	17.54%	1.29%	1.29% (g)	1.18%	39%	$28,948

(1.09)	$58.96	19.02%	1.22% (d),(e)	1.22% (d),(e)	(0.94%) (d)	14%	$2,089
—	$50.52	30.21%	1.18% (f)	1.18% (f)	0.54%	35%	$900
(1.92)	$38.80	11.44%	1.21% (e)	1.21% (e)	0.66%	39%	$879
(9.08)	$36.58	(9.11%) (h)	1.16% (e)	1.16% (e)	1.17%	74%	$438
(12.35)	$49.52	21.67%	1.19% (e)	1.19% (e)	1.58%	61%	$117
(0.68)	$51.76	7.40%	1.16% (d)	1.16% (d)	1.53% (d)	39%	$3
Columbia Greater China Fund | Semiannual Report 2018	15

Financial Highlights  (continued)
Year ended (except as noted)	Net asset value, beginning of period	Net investment income (loss)	Net realized and unrealized gain (loss)	Increase from payment by affiliate	Total from investment operations	Distributions from net investment income	Distributions from net realized gains
Institutional 3 Class(n)
2/28/2018 (c)	$49.25	(0.20)	9.50	—	9.30	(0.42)	(0.66)
8/31/2017 (o)	$38.50	0.22	10.53	—	10.75	—	—
Class T
2/28/2018 (c)	$45.65	(0.27)	8.81	—	8.54	(0.27)	(0.66)
8/31/2017	$35.20	0.07	10.38	—	10.45	—	—
8/31/2016	$33.33	0.01	3.61	—	3.62	(0.05)	(1.70)
8/31/2015	$45.95	0.01	(3.86)	0.15	(3.70)	(0.32)	(8.60)
8/31/2014	$48.82	0.36	8.96	—	9.32	(0.83)	(11.36)
8/31/2013	$42.10	0.51	6.77	—	7.28	(0.56)	—

Notes to Financial Highlights
(a)	In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund’s reported expense ratios.
(b)	Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.
(c)	For the six months ended February 28, 2018 (unaudited).
(d)	Annualized.
(e)	Ratios include line of credit interest expense which is less than 0.01%.
(f)	Expenses have been reduced due to a reimbursement of expenses overbilled by a third party. If the reimbursement had been excluded, the expense ratios would have been higher by the percentages shown for each class in the table below. All fee waivers and expense reimbursements by the Investment Manager and its affiliates were applied before giving effect to this third party reimbursement.

Year ended	Class A	Advisor Class	Class C	Institutional Class	Institutional 2 Class	Class T
08/31/2017	0.06%	0.05%	0.06%	0.06%	0.06%	0.05%

(g)	The benefits derived from expense reductions had an impact of less than 0.01%.
(h)	The Fund received a payment from an affiliate. Had the Fund not received this payment, the total return would have been lower by 0.33%.
(i)	Prior to November 1, 2017, Advisor Class shares were known as Class R4 shares.
(j)	Advisor Class shares commenced operations on March 19, 2013. Per share data and total return reflect activity from that date.
(k)	Prior to November 1, 2017, Institutional Class shares were known as Class Z shares.
(l)	Prior to November 1, 2017, Institutional 2 Class shares were known as Class R5 shares.
(m)	Institutional 2 Class shares commenced operations on November 8, 2012. Per share data and total return reflect activity from that date.
(n)	Prior to November 1, 2017, Institutional 3 Class shares were known as Class Y shares.
(o)	Institutional 3 Class shares commenced operations on March 1, 2017. Per share data and total return reflect activity from that date.
The accompanying Notes to Financial Statements are an integral part of this statement.
16	Columbia Greater China Fund | Semiannual Report 2018

Total distributions to shareholders	Net asset value, end of period	Total return	Total gross expense ratio to average net assets(a)	Total net expense ratio to average net assets(a),(b)	Net investment income (loss) ratio to average net assets	Portfolio turnover	Net assets, end of period (000’s)

(1.08)	$57.47	19.05%	1.17% (d),(e)	1.17% (d),(e)	(0.75%) (d)	14%	$6,571
—	$49.25	27.92%	1.22% (d)	1.22% (d)	1.45% (d)	35%	$5,112

(0.93)	$53.26	18.87%	1.54% (d),(e)	1.54% (d),(e)	(1.06%) (d)	14%	$3
—	$45.65	29.69%	1.56% (f)	1.56% (f),(g)	0.18%	35%	$3
(1.75)	$35.20	10.97%	1.60% (e)	1.60% (e),(g)	0.06%	39%	$2
(8.92)	$33.33	(9.48%) (h)	1.56% (e)	1.56% (e),(g)	0.01%	74%	$2
(12.19)	$45.95	21.27%	1.52% (e)	1.52% (e),(g)	0.78%	61%	$3
(0.56)	$48.82	17.30%	1.49%	1.49% (g)	1.07%	39%	$3
Columbia Greater China Fund | Semiannual Report 2018	17

Notes to Financial Statements
February 28, 2018 (Unaudited)
Note 1. Organization
Columbia Greater China Fund (the Fund), a series of Columbia Funds Series Trust I (the Trust), is a non-diversified fund. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.
Fund shares
The Trust may issue an unlimited number of shares (without par value). Although all share classes generally have identical voting, dividend and liquidation rights, each share class votes separately when required by the Trust’s organizational documents or by law. Different share classes pay different distribution amounts to the extent the expenses of such share classes differ, and distributions in liquidation will be proportional to the net asset value of each share class. Each share class has its own expense and sales charge structure. The Fund offers each of the share classes identified below.
Class A shares are subject to a maximum front-end sales charge of 5.75% based on the initial investment amount. Class A shares purchased without an initial sales charge in accounts aggregating $1 million to $50 million at the time of purchase are subject to a contingent deferred sales charge (CDSC) if the shares are sold within 18 months after purchase, charged as follows: 1.00% CDSC if redeemed within 12 months after purchase, and 0.50% CDSC if redeemed more than 12, but less than 18, months after purchase.
Advisor Class shares are not subject to sales charges and are generally available only to omnibus retirement plans and certain investors as described in the Fund’s prospectus. Prior to November 1, 2017, Advisor Class shares were known as Class R4 shares.
Class C shares are subject to a 1.00% CDSC on shares redeemed within 12 months after purchase.
Institutional Class shares are not subject to sales charges and are generally available only to eligible investors, which are subject to different investment minimums as described in the Fund’s prospectus. Prior to November 1, 2017, Institutional Class shares were known as Class Z shares.
Institutional 2 Class shares are not subject to sales charges and are generally available only to investors purchasing through authorized investment professionals and omnibus retirement plans as described in the Fund’s prospectus. Prior to November 1, 2017, Institutional 2 Class shares were known as Class R5 shares.
Institutional 3 Class shares are not subject to sales charges and are available to institutional and certain other investors as described in the Fund’s prospectus. Prior to November 1, 2017, Institutional 3 Class shares were known as Class Y shares.
Class T shares are subject to a maximum front-end sales charge of 2.50% per transaction and must be purchased through financial intermediaries that, by written agreement with Columbia Management Investment Distributors, Inc., are specifically authorized to sell Class T shares.
Note 2. Summary of significant accounting policies
Basis of preparation
The Fund is an investment company that applies the accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services - Investment Companies (ASC 946). The financial statements are prepared in accordance with U.S. generally accepted accounting principles (GAAP), which requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.
The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.
18	Columbia Greater China Fund | Semiannual Report 2018

Notes to Financial Statements  (continued)
February 28, 2018 (Unaudited)
Security valuation
All equity securities are valued at the close of business of the New York Stock Exchange. Equity securities are valued at the last quoted sales price on the principal exchange or market on which they trade, except for securities traded on the NASDAQ Stock Market, which are valued at the NASDAQ official close price. Unlisted securities or listed securities for which there were no sales during the day are valued at the mean of the latest quoted bid and ask prices on such exchanges or markets.
Foreign equity securities are valued based on the closing price on the foreign exchange in which such securities are primarily traded. If any foreign equity security closing prices are not readily available, the securities are valued at the mean of the latest quoted bid and ask prices on such exchanges or markets. Foreign currency exchange rates are generally determined at 4:00 p.m. Eastern (U.S.) time. Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange; therefore, the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the New York Stock Exchange. In those situations, foreign securities will be fair valued pursuant to a policy adopted by the Board of Trustees, including, if available, utilizing a third party pricing service to determine these fair values. The third party pricing service takes into account multiple factors, including, but not limited to, movements in the U.S. securities markets, certain depositary receipts, futures contracts and foreign exchange rates that have occurred subsequent to the close of the foreign exchange or market, to determine a good faith estimate that reasonably reflects the current market conditions as of the close of the New York Stock Exchange. The fair value of a security is likely to be different from the quoted or published price, if available.
Investments in open-end investment companies, including money market funds, are valued at their latest net asset value.
Investments for which market quotations are not readily available, or that have quotations which management believes are not reflective of market value or reliable, are valued at fair value as determined in good faith under procedures approved by and under the general supervision of the Board of Trustees. If a security or class of securities (such as foreign securities) is valued at fair value, such value is likely to be different from the quoted or published price for the security.
The determination of fair value often requires significant judgment. To determine fair value, management may use assumptions including but not limited to future cash flows and estimated risk premiums. Multiple inputs from various sources may be used to determine fair value.
GAAP requires disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category. This information is disclosed following the Fund’s Portfolio of Investments.
Foreign currency transactions and translations
The values of all assets and liabilities denominated in foreign currencies are generally translated into U.S. dollars at exchange rates determined at the close of regular trading on the New York Stock Exchange. Net realized and unrealized gains (losses) on foreign currency transactions and translations include gains (losses) arising from the fluctuation in exchange rates between trade and settlement dates on securities transactions, gains (losses) arising from the disposition of foreign currency and currency gains (losses) between the accrual and payment dates on dividends, interest income and foreign withholding taxes.
For financial statement purposes, the Fund does not distinguish that portion of gains (losses) on investments which is due to changes in foreign exchange rates from that which is due to changes in market prices of the investments. Such fluctuations are included with the net realized and unrealized gains (losses) on investments in the Statement of Operations.
Security transactions
Security transactions are accounted for on the trade date. Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.
Income recognition
Corporate actions and dividend income are generally recorded net of any non-reclaimable tax withholdings, on the ex-dividend date or upon receipt of ex-dividend notification in the case of certain foreign securities.
Columbia Greater China Fund | Semiannual Report 2018	19

Notes to Financial Statements  (continued)
February 28, 2018 (Unaudited)
Awards from class action litigation are recorded as a reduction of cost basis if the Fund still owns the applicable securities on the payment date. If the Fund no longer owns the applicable securities, the proceeds are recorded as realized gains.
Expenses
General expenses of the Trust are allocated to the Fund and other funds of the Trust based upon relative net assets or other expense allocation methodologies determined by the nature of the expense. Expenses directly attributable to the Fund are charged to the Fund. Expenses directly attributable to a specific class of shares are charged to that share class.
Determination of class net asset value
All income, expenses (other than class-specific expenses, which are charged to that share class, as shown in the Statement of Operations) and realized and unrealized gains (losses) are allocated to each class of the Fund on a daily basis, based on the relative net assets of each class, for purposes of determining the net asset value of each class.
Federal income tax status
The Fund intends to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code, as amended, and will distribute substantially all of its investment company net taxable income and net capital gains, if any, for its tax year, and as such will not be subject to federal income taxes. In addition, the Fund intends to distribute in each calendar year substantially all of its ordinary income, capital gains net income and certain other amounts, if any, such that the Fund should not be subject to federal excise tax. Therefore, no federal income or excise tax provision is recorded.
Foreign taxes
The Fund may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. The Fund will accrue such taxes and recoveries, as applicable, based upon its current interpretation of tax rules and regulations that exist in the markets in which it invests.
Realized gains in certain countries may be subject to foreign taxes at the Fund level, based on statutory rates. The Fund accrues for such foreign taxes on realized and unrealized gains at the appropriate rate for each jurisdiction, as applicable. The amount, if any, is disclosed as a liability on the Statement of Assets and Liabilities.
Distributions to shareholders
Distributions from net investment income, if any, are declared and paid annually. Net realized capital gains, if any, are distributed along with the income distribution. Income distributions and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from GAAP.
Guarantees and indemnifications
Under the Trust’s organizational documents and, in some cases, by contract, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust or its funds. In addition, certain of the Fund’s contracts with its service providers contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Fund cannot be determined, and the Fund has no historical basis for predicting the likelihood of any such claims.
Recent accounting pronouncement
Accounting Standards Update 2017-08 Premium Amortization on Purchased Callable Debt Securities
In March 2017, the Financial Accounting Standards Board issued Accounting Standards Update (ASU) No. 2017-08 Premium Amortization on Purchased Callable Debt Securities. ASU No. 2017-08 updates the accounting standards to shorten the amortization period for certain purchased callable debt securities, held at a premium, to be amortized to the earliest call date. The update applies to securities with explicit, noncontingent call features that are callable at fixed prices and on preset dates. The standard is effective for annual periods beginning after December 15, 2018 and interim periods within those fiscal years. At this time, management is evaluating the implication of this guidance and the impact it will have on the financial statement amounts and footnote disclosures, if any.
20	Columbia Greater China Fund | Semiannual Report 2018

Notes to Financial Statements  (continued)
February 28, 2018 (Unaudited)
Note 3. Fees and other transactions with affiliates
Management services fees
The Fund has entered into a Management Agreement with Columbia Management Investment Advisers, LLC (the Investment Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial). Under the Management Agreement, the Investment Manager provides the Fund with investment research and advice, as well as administrative and accounting services. The management services fee is an annual fee that is equal to a percentage of the Fund’s daily net assets that declines from 0.95% to 0.72% as the Fund’s net assets increase. The annualized effective management services fee rate for the six months ended February 28, 2018 was 0.95% of the Fund’s average daily net assets.
Compensation of board members
Members of the Board of Trustees who are not officers or employees of the Investment Manager or Ameriprise Financial are compensated for their services to the Fund as disclosed in the Statement of Operations. These members of the Board of Trustees may participate in a Deferred Compensation Plan (the Plan) which may be terminated at any time. Obligations of the Plan will be paid solely out of the Fund’s assets, and all amounts payable under the Plan constitute a general unsecured obligation of the Fund.
Compensation of Chief Compliance Officer
The Board of Trustees has appointed a Chief Compliance Officer to the Fund in accordance with federal securities regulations. As disclosed in the Statement of Operations, a portion of the Chief Compliance Officer’s total compensation is allocated to the Fund, along with other allocations to affiliated funds governed by the Board of Trustees, based on relative net assets.
Transfer agency fees
Under a Transfer and Dividend Disbursing Agent Agreement, Columbia Management Investment Services Corp. (the Transfer Agent), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, is responsible for providing transfer agency services to the Fund. The Transfer Agent has contracted with DST Asset Manager Solutions, Inc. (DST) to serve as sub-transfer agent. The Transfer Agent pays the fees of DST for services as sub-transfer agent and DST is not entitled to reimbursement for such fees from the Fund (with the exception of out-of-pocket fees).
The Fund pays the Transfer Agent a monthly transfer agency fee based on the number or the average value of accounts, depending on the type of account. In addition, the Fund pays the Transfer Agent a fee for shareholder services based on the number of accounts or on a percentage of the average aggregate value of the Fund’s shares maintained in omnibus accounts up to the lesser of the amount charged by the financial intermediary or a cap established by the Board of Trustees from time to time.
The Transfer Agent also receives compensation from the Fund for various shareholder services and reimbursements for certain out-of-pocket fees. Total transfer agency fees for Institutional 2 Class and Institutional 3 Class shares are subject to an annual limitation of not more than 0.07% and 0.02%, respectively, of the average daily net assets attributable to each share class.
For the six months ended February 28, 2018, the Fund’s annualized effective transfer agency fee rates as a percentage of average daily net assets of each class were as follows:
Effective rate (%)
Class A	0.14
Advisor Class	0.14
Class C	0.14
Institutional Class	0.14
Institutional 2 Class	0.07
Institutional 3 Class	0.02
Class T	0.14
Columbia Greater China Fund | Semiannual Report 2018	21

Notes to Financial Statements  (continued)
February 28, 2018 (Unaudited)
An annual minimum account balance fee of $20 may apply to certain accounts with a value below the applicable share class’s initial minimum investment requirements to reduce the impact of small accounts on transfer agency fees. These minimum account balance fees are remitted to the Fund and recorded as part of expense reductions in the Statement of Operations. For the six months ended February 28, 2018, no minimum account balance fees were charged by the Fund.
Distribution and service fees
The Fund has entered into an agreement with Columbia Management Investment Distributors, Inc. (the Distributor), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, for distribution and shareholder services. The Board of Trustees has approved, and the Fund has adopted, distribution and shareholder service plans (the Plans) applicable to certain share classes, which set the distribution and service fees for the Fund. These fees are calculated daily and are intended to compensate the Distributor and/or eligible selling and/or servicing agents for selling shares of the Fund and providing services to investors.
Under the Plans, the Fund pays a monthly service fee to the Distributor at the maximum annual rate of 0.25% of the average daily net assets attributable to Class A, Class C and Class T shares of the Fund. Also under the Plans, the Fund pays a monthly distribution fee to the Distributor at the maximum annual rates of 0.75% and 0.25% of the average daily net assets attributable to Class C and Class T shares of the Fund, respectively.
Although the Fund may pay a distribution fee up to 0.25% of the Fund’s average daily net assets attributable to Class T shares and a service fee of up to 0.25% of the Fund’s average daily net assets attributable to Class T shares, the aggregate fee shall not exceed 0.25% of the Fund’s average daily net assets attributable to Class T shares.
Sales charges
Sales charges, including front-end charges and CDSCs, received by the Distributor for distributing Fund shares for the six months ended February 28, 2018, if any, are listed below:
Amount ($)
Class A	103,888
Class C	899
Expenses waived/reimbursed by the Investment Manager and its affiliates
The Investment Manager and certain of its affiliates have contractually agreed to waive fees and/or reimburse expenses (excluding certain fees and expenses described below) for the period(s) disclosed below, unless sooner terminated at the sole discretion of the Board of Trustees, so that the Fund’s net operating expenses, after giving effect to fees waived/expenses reimbursed and any balance credits and/or overdraft charges from the Fund’s custodian, do not exceed the following annual rate(s) as a percentage of the class’ average daily net assets:
	January 1, 2018 through December 31, 2018	Prior to January 1, 2018
Class A	1.86%	1.86%
Advisor Class	1.61	1.61
Class C	2.61	2.61
Institutional Class	1.61	1.61
Institutional 2 Class	1.54	1.525
Institutional 3 Class	1.48	1.475
Class T	1.86	1.86
Under the agreement governing these fee waivers and/or expense reimbursement arrangements, the following fees and expenses are excluded from the waiver/reimbursement commitment, and therefore will be paid by the Fund, if applicable: taxes (including foreign transaction taxes), expenses associated with investments in affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange-traded funds), transaction costs and brokerage commissions, costs related to any securities lending program, dividend expenses associated with securities sold short,
22	Columbia Greater China Fund | Semiannual Report 2018

Notes to Financial Statements  (continued)
February 28, 2018 (Unaudited)
inverse floater program fees and expenses, transaction charges and interest on borrowed money, interest, infrequent and/or unusual expenses and any other expenses the exclusion of which is specifically approved by the Board of Trustees. This agreement may be modified or amended only with approval from the Investment Manager, certain of its affiliates and the Fund. Any fees waived and/or expenses reimbursed under the expense reimbursement arrangements described above are not recoverable by the Investment Manager or its affiliates in future periods.
Note 4. Federal tax information
The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP because of temporary or permanent book to tax differences.
At February 28, 2018, the approximate cost of all investments for federal income tax purposes and the aggregate gross approximate unrealized appreciation and depreciation based on that cost was:
Federal tax cost ($)	Gross unrealized appreciation ($)	Gross unrealized (depreciation) ($)	Net unrealized appreciation ($)
69,548,000	78,342,000	(690,000)	77,652,000
Tax cost of investments and unrealized appreciation/(depreciation) may also include timing differences that do not constitute adjustments to tax basis.
The following capital loss carryforwards, determined at August 31, 2017, may be available to reduce taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Internal Revenue Code. Capital loss carryforwards with no expiration are required to be utilized prior to any capital losses which carry an expiration date. As a result of this ordering rule, capital loss carryforwards which carry an expiration date may be more likely to expire unused.
2018 ($)	2019 ($)	No expiration short-term ($)	No expiration long-term ($)	Total ($)
—	—	1,802,252	—	1,802,252
Management of the Fund has concluded that there are no significant uncertain tax positions in the Fund that would require recognition in the financial statements. However, management’s conclusion may be subject to review and adjustment at a later date based on factors including, but not limited to, new tax laws, regulations, and administrative interpretations (including relevant court decisions). Generally, the Fund’s federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.
Note 5. Portfolio information
The cost of purchases and proceeds from sales of securities, excluding short-term investments and derivatives, if any, aggregated to $18,244,839 and $22,214,631, respectively, for the six months ended February 28, 2018. The amount of purchase and sale activity impacts the portfolio turnover rate reported in the Financial Highlights.
Note 6. Affiliated money market fund
The Fund invests in Columbia Short-Term Cash Fund, an affiliated money market fund established for the exclusive use by the Fund and other affiliated funds (the Affiliated MMF). The income earned by the Fund from such investments is included as Dividends - affiliated issuers in the Statement of Operations. As an investing fund, the Fund indirectly bears its proportionate share of the expenses of the Affiliated MMF. The Affiliated MMF prices its shares with a floating net asset value. In addition, the Board of Trustees of the Affiliated MMF may impose a fee on redemptions (sometimes referred to as a liquidity fee) or temporarily suspend redemptions (sometimes referred to as imposing a redemption gate) in the event its liquidity falls below regulatory limits.
Note 7. Line of credit
The Fund has access to a revolving credit facility with a syndicate of banks led by Citibank, N.A., HSBC Bank USA, N.A. and JPMorgan Chase Bank, N.A. whereby the Fund may borrow for the temporary funding of shareholder redemptions or for other temporary or emergency purposes. The credit facility, which is a collective agreement between the Fund and certain other
Columbia Greater China Fund | Semiannual Report 2018	23

Notes to Financial Statements  (continued)
February 28, 2018 (Unaudited)
funds managed by the Investment Manager, severally and not jointly, permits collective borrowings up to $1 billion. Interest is charged to each participating fund based on its borrowings at a rate equal to the higher of (i) the overnight federal funds rate plus 1.00% or (ii) the one-month LIBOR rate plus 1.00%. Each borrowing under the credit facility matures no later than 60 days after the date of borrowing. The Fund also pays a commitment fee equal to its pro rata share of the amount of the credit facility at a rate of 0.15% per annum. The commitment fee is included in other expenses in the Statement of Operations.
For the six months ended February 28, 2018, the average daily loan balance outstanding on days when borrowing existed was $5,900,000 at a weighted average interest rate of 2.24%. Interest expense incurred by the Fund is recorded as a line of credit interest expense in the Statement of Operations. The Fund had no outstanding borrowings at February 28, 2018.
Note 8. Significant risks
Financial sector risk
The Fund may be more susceptible to the particular risks that may affect companies in the financial services sector than if it were invested in a wider variety of companies in unrelated sectors. Companies in the financial services sector are subject to certain risks, including the risk of regulatory change, decreased liquidity in credit markets and unstable interest rates. Such companies may have concentrated portfolios, such as a high level of loans to real estate developers, which makes them vulnerable to economic conditions that affect that industry. Performance of such companies may be affected by competitive pressures and exposure to investments or agreements that, under certain circumstances, may lead to losses (e.g., subprime loans). Companies in the financial services sector are subject to extensive governmental regulation that may limit the amount and types of loans and other financial commitments they can make, and interest rates and fees that they may charge. In addition, profitability of such companies is largely dependent upon the availability and the cost of capital.
Foreign securities and emerging market countries risk
Investing in foreign securities may include certain risks and considerations not typically associated with investing in U.S. securities, such as fluctuating currency values and changing local and regional economic, political and social conditions, which may result in greater market volatility. In addition, certain foreign securities may not be as liquid as U.S. securities. Investing in emerging markets may accentuate these risks. These countries are also more likely to experience high levels of inflation, deflation or currency devaluation which could hurt their economies and securities markets. To the extent that the Fund concentrates its investment exposure to any one or a few specific countries, the Fund will be particularly susceptible to the various conditions, events or other factors impacting those countries and may, therefore, have a greater risk than that of a fund which is more geographically diversified.
Geographic concentration risk
The Fund may be particularly susceptible to economic, political, regulatory or other events or conditions affecting issuers and countries within the specific geographic regions in which the Fund invests. Currency devaluations could occur in countries that have not yet experienced currency devaluation to date, or could continue to occur in countries that have already experienced such devaluations. The Fund’s NAV may be more volatile than the NAV of a more geographically diversified fund.
Non-diversification risk
A non-diversified fund is permitted to invest a greater percentage of its total assets in fewer issuers than a diversified fund. The Fund may, therefore, have a greater risk of loss from a few issuers than a similar fund that invests more broadly.
Shareholder concentration risk
At February 28, 2018, two unaffiliated shareholders of record owned 24.9% of the outstanding shares of the Fund in one or more accounts. The Fund has no knowledge about whether any portion of those shares was owned beneficially. Subscription and redemption activity by concentrated accounts may have a significant effect on the operations of the Fund. In the case of a large redemption, the Fund may be forced to sell investments at inopportune times, including its liquid positions, which may result in Fund losses and the Fund holding a higher percentage of less liquid positions. Large redemptions could result in decreased economies of scale and increased operating expenses for non-redeeming Fund shareholders.
24	Columbia Greater China Fund | Semiannual Report 2018

Notes to Financial Statements  (continued)
February 28, 2018 (Unaudited)
Technology and technology-related investment risk
The Fund may be more susceptible to the particular risks that may affect companies in the information technology sector, as well as other technology-related sectors (collectively, the technology sectors) than if it were invested in a wider variety of companies in unrelated sectors. Companies in the technology sectors are subject to certain risks, including the risk that new services, equipment or technologies will not be accepted by consumers and businesses or will become rapidly obsolete. Performance of such companies may be affected by factors including obtaining and protecting patents (or the failure to do so) and significant competitive pressures, including aggressive pricing of their products or services, new market entrants, competition for market share and short product cycles due to an accelerated rate of technological developments. Such competitive pressures may lead to limited earnings and/or falling profit margins. As a result, the value of their securities may fall or fail to rise. In addition, many technology sector companies have limited operating histories and prices of these companies’ securities historically have been more volatile than other securities, especially over the short term.
Note 9. Subsequent events
Management has evaluated the events and transactions that have occurred through the date the financial statements were issued and noted no items requiring adjustment of the financial statements or additional disclosure.
Note 10. Information regarding pending and settled legal proceedings
Ameriprise Financial and certain of its affiliates have historically been involved in a number of legal, arbitration and regulatory proceedings, including routine litigation, class actions, and governmental actions, concerning matters arising in connection with the conduct of their business activities. Ameriprise Financial believes that the Fund is not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the Fund or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Fund. Ameriprise Financial is required to make quarterly (10-Q), annual (10-K) and, as necessary, 8-K filings with the Securities and Exchange Commission (SEC) on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.
There can be no assurance that these matters, or the adverse publicity associated with them, will not result in increased Fund redemptions, reduced sale of Fund shares or other adverse consequences to the Fund. Further, although we believe proceedings are not likely to have a material adverse effect on the Fund or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Fund, these proceedings are subject to uncertainties and, as such, we are unable to estimate the possible loss or range of loss that may result. An adverse outcome in one or more of these proceedings could result in adverse judgments, settlements, fines, penalties or other relief that could have a material adverse effect on the consolidated financial condition or results of operations of Ameriprise Financial.
Columbia Greater China Fund | Semiannual Report 2018	25

Additional information
The Fund mails one shareholder report to each shareholder address. If you would like more than one report, please call shareholder services at 800.345.6611 and additional reports will be sent to you.
Proxy voting policies and procedures
The policy of the Board of Trustees is to vote the proxies of the companies in which the Fund holds investments consistent with the procedures as stated in the Statement of Additional Information (SAI). You may obtain a copy of the SAI without charge by calling 800.345.6611; contacting your financial intermediary; visiting investor.columbiathreadneedleus.com; or searching the website of the Securities and Exchange Commission (SEC) at sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities is filed with the SEC by August 31st for the most recent 12-month period ending June 30th of that year, and is available without charge by visiting investor.columbiathreadneedleus.com, or searching the website of the SEC at sec.gov.
Quarterly schedule of investments
The Fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Form N-Q is available on the SEC’s website at sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 800.SEC.0330. The Fund’s complete schedule of portfolio holdings, as filed on Form N-Q, can also be obtained without charge, upon request, by calling 800.345.6611.
Additional Fund information
For more information about the Fund, please visit investor.columbiathreadneedleus.com or call 800.345.6611. Customer Service Representatives are available to answer your questions Monday through Friday from 8 a.m. to 7 p.m. Eastern time.
Fund investment manager
Columbia Management Investment Advisers, LLC
225 Franklin Street
Boston, MA 02110
Fund distributor
Columbia Management Investment Distributors, Inc.
225 Franklin Street
Boston, MA 02110
Fund transfer agent
Columbia Management Investment Services Corp.
P.O. Box 8081
Boston, MA 02266-8081
26	Columbia Greater China Fund | Semiannual Report 2018

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Columbia Greater China Fund
P.O. Box 8081
Boston, MA 02266-8081

Please read and consider the investment objectives, risks, charges and expenses for any fund carefully before investing. For a prospectus and summary prospectus, which contains this and other important information about the Fund, go to
investor.columbiathreadneedleus.com. The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.
Columbia Threadneedle Investments (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies. All rights reserved. Columbia Management Investment Distributors, Inc., 225 Franklin Street, Boston, MA 02110-2804
© 2018 Columbia Management Investment Advisers, LLC.
investor.columbiathreadneedleus.com
SAR158_08_H01_(04/18)

SemiAnnual Report
February 28, 2018
Columbia Mid Cap Growth Fund
Not FDIC Insured • No bank guarantee • May lose value

President’s Message
Dear Shareholders,
The year 2017 was an extraordinary year in the financial markets. The S&P 500 Index didn’t experience a single down month and returned over 20% during the 12-month period. The index continued this trend into January 2018, which marked the fastest start for the index ever. Low volatility, which had been a feature of the U.S. equity market for the last several years, along with the surge in the S&P 500 Index, seemingly drove investor sentiment to very high levels. This arguably set the stage for an overdue correction, which we witnessed in February 2018.
A return to volatility
There have been few periods of market upheaval such as were experienced in the first part of 2018. While investors were taken by surprise by the sudden and pronounced market swings, the return to some level of volatility actually marked a resumption of relatively normal market conditions. Having said that, it’s important to distinguish between a good technical correction where excess enthusiasm in the marketplace is being let out, versus a real change in the underlying fundamentals – things like an underperforming economy or weaker corporate earnings. Our view is that the recent market volatility falls into the former category, and the fundamentals remain strong. We’re continuing to see improvements in global economic activity, and we’re seeing corporate earnings expectations continue to rise – and not just because of tax reform.
Consistency is more important than ever
It’s important to keep in mind that when it comes to long-term investing, it’s the destination, not the journey that matters most. If you have a financial goal that you’ve worked out with your financial advisor, and you have a good asset allocation plan to reach it, it’s a question of sticking with your plan rather than become focused on near-term volatility. Bouts of volatility are normal. After all, it’s hard to cross the ocean without hitting an occasional rough patch. You need to focus on the destination.
One final thought. In weathering volatility, it’s the consistency of the return that is essential. Investors who chase higher returns are usually the first to sell when an investment goes through a bad patch, and they therefore don’t tend to benefit from the recovery. More disciplined investors who perhaps panic less or not at all during periods of volatility, tend to have improved long-term results and are more likely to reach their financial goals. Nothing is more important to us than making sure those who have entrusted us to protect and grow their assets are able to do what matters most to them.
Your success is our priority. Talk to your financial advisor about how working with Columbia Threadneedle Investments may help you position your portfolio for consistent, sustainable outcomes, no matter the market conditions.
Sincerely,
Christopher O. Petersen
President, Columbia Funds
The S&P 500 Index, an unmanaged index, measures the performance of 500 widely held, large-capitalization U.S. stocks and is frequently used as a general measure of market performance. Past performance is no guarantee of future results.
Columbia Funds are distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.
© 2018 Columbia Management Investment Advisers, LLC. All rights reserved.
Columbia Mid Cap Growth Fund   |  Semiannual Report 2018

Columbia Mid Cap Growth Fund  |  Semiannual Report 2018

Fund at a Glance
(Unaudited)
Investment objective
Columbia Mid Cap Growth Fund (the Fund) seeks significant capital appreciation by investing, under normal market conditions, at least 80% of its net assets (plus any borrowings for investment purposes) in stocks of companies with a market capitalization, at the time of initial purchase, equal to or less than the largest stock in the Russell Midcap Index.
Portfolio management
Matthew Litfin, CFA
Lead Portfolio Manager
Managed Fund since February 2018
Erika Maschmeyer, CFA
Portfolio Manager
Managed Fund since February 2018
John Emerson, CFA
Portfolio Manager
Managed Fund since February 2018
Morningstar style boxTM
The Morningstar Style Box is based on a fund’s portfolio holdings. For equity funds, the vertical axis shows the market capitalization of the stocks owned, and the horizontal axis shows investment style (value, blend, or growth). Information shown is based on the most recent data provided by Morningstar.
© 2018 Morningstar, Inc. All rights reserved. The Morningstar information contained herein: (1) is proprietary to Morningstar and/or its content providers; (2) may not be copied or distributed; and (3) is not warranted to be accurate, complete or timely. Neither Morningstar nor its content providers are responsible for any damages or losses arising from any use of this information.
Average annual total returns (%) (for the period ended February 28, 2018)
		Inception	6 Months cumulative	1 Year	5 Years	10 Years
Class A	Excluding sales charges	11/01/02	9.00	15.30	11.93	8.56
	Including sales charges		2.74	8.68	10.61	7.92
Advisor Class*		11/08/12	9.14	15.58	12.18	8.82
Class C	Excluding sales charges	10/13/03	8.59	14.43	11.09	7.74
	Including sales charges		7.65	13.44	11.09	7.74
Institutional Class		11/20/85	9.09	15.58	12.20	8.83
Institutional 2 Class*		03/07/11	9.14	15.67	12.34	8.92
Institutional 3 Class*		07/15/09	9.15	15.72	12.40	8.96
Class K*		02/28/13	9.02	15.40	12.06	8.70
Class R		01/23/06	8.83	15.00	11.65	8.28
Class T*	Excluding sales charges	09/27/10	8.96	15.30	11.92	8.56
	Including sales charges		6.24	12.43	11.36	8.28
Class V	Excluding sales charges	11/01/02	9.00	15.32	11.91	8.52
	Including sales charges		2.71	8.67	10.58	7.88
Russell Midcap Growth Index			12.40	20.60	14.23	10.43
Russell Midcap Index			8.44	11.95	13.01	10.05
Returns for Class A and Class V shares are shown with and without the maximum initial sales charge of 5.75%. Returns for Class C shares are shown with and without the 1.00% contingent deferred sales charge for the first year only. Returns for Class T shares are shown with and without the maximum initial sales charge of 2.50% per transaction. Prior to March 27, 2017, Class T shares were known as Class W shares and were not subject to sales charges. The Fund’s other share classes are not subject to sales charges and have limited eligibility. Effective November 1, 2017, Class R4, Class R5, Class Y and Class Z shares were renamed Advisor Class, Institutional 2 Class, Institutional 3 Class and Institutional Class shares, respectively. Please see the Fund’s prospectus for details. Performance for different share classes will vary based on differences in sales charges and fees associated with each share class. All results shown assume reinvestment of distributions during the period. Returns do not reflect the deduction of taxes that a shareholder may pay on Fund distributions or on the redemption of Fund shares. Performance results reflect the effect of any fee waivers or reimbursements of Fund expenses by Columbia Management Investment Advisers, LLC and/or any of its affiliates. Absent these fee waivers or expense reimbursement arrangements, performance results would have been lower.
The performance information shown represents past performance and is not a guarantee of future results. The investment return and principal value of your investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance information shown. You may obtain performance information current to the most recent month-end by contacting your financial intermediary, visiting investor.columbiathreadneedleus.com or calling 800.345.6611.
*	The returns shown for periods prior to the share class inception date (including returns for the Life of the Fund, if shown, which are since Fund inception) include the returns of the Fund’s oldest share class. These returns are adjusted to reflect any higher class-related operating expenses of the newer share classes, as applicable. Please visit investor.columbiathreadneedleus.com/investment-products/mutual-funds/appended-performance for more information.
The Russell Midcap Growth Index, an unmanaged index, measures the performance of those Russell Midcap Index companies with higher price-to-book ratios and forecasted growth values.
The Russell Midcap Index, an unmanaged index, measures the performance of the 800 smallest companies in the Russell 1000 Index, which represents approximately 25% of the total market capitalization or the Russell 1000 Index.
Indices are not available for investment, are not professionally managed and do not reflect sales charges, fees, brokerage commissions, taxes or other expenses of investing. Securities in the Fund may not match those in an index.
2	Columbia Mid Cap Growth Fund | Semiannual Report 2018

Fund at a Glance   (continued)
(Unaudited)
Top 10 holdings (%) (at February 28, 2018)
Aspen Technology, Inc.	2.6
Synopsys, Inc.	2.4
Tyler Technologies, Inc.	2.4
Churchill Downs, Inc.	2.2
Choice Hotels International, Inc.	2.2
MAXIMUS, Inc.	1.9
MSCI, Inc.	1.9
Visteon Corp.	1.9
ABIOMED, Inc.	1.9
athenahealth, Inc.	1.8
Percentages indicated are based upon total investments (excluding Money Market Funds).
For further detail about these holdings, please refer to the section entitled “Portfolio of Investments.”
Fund holdings are as of the date given, are subject to change at any time, and are not recommendations to buy or sell any security.
Portfolio breakdown (%) (at February 28, 2018)
Common Stocks	99.0
Money Market Funds	1.0
Total	100.0
Percentages indicated are based upon total investments. The Fund’s portfolio composition is subject to change.
Equity sector breakdown (%) (at February 28, 2018)
Consumer Discretionary	23.6
Energy	3.0
Financials	10.1
Health Care	14.6
Industrials	13.8
Information Technology	28.1
Materials	2.9
Real Estate	3.9
Total	100.0
Percentages indicated are based upon total equity investments. The Fund’s portfolio composition is subject to change.

Columbia Mid Cap Growth Fund | Semiannual Report 2018	3

Understanding Your Fund’s Expenses
(Unaudited)
As an investor, you incur two types of costs. There are transaction costs, which generally include sales charges on purchases and may include redemption fees. There are also ongoing costs, which generally include management fees, distribution and/or service fees, and other fund expenses. The following information is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to help you compare these costs with the ongoing costs of investing in other mutual funds.
Analyzing your Fund’s expenses
To illustrate these ongoing costs, we have provided examples and calculated the expenses paid by investors in each share class of the Fund during the period. The actual and hypothetical information in the table is based on an initial investment of $1,000 at the beginning of the period indicated and held for the entire period. Expense information is calculated two ways and each method provides you with different information. The amount listed in the “Actual” column is calculated using the Fund’s actual operating expenses and total return for the period. You may use the Actual information, together with the amount invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the results by the expenses paid during the period under the “Actual” column. The amount listed in the “Hypothetical” column assumes a 5% annual rate of return before expenses (which is not the Fund’s actual return) and then applies the Fund’s actual expense ratio for the period to the hypothetical return. You should not use the hypothetical account values and expenses to estimate either your actual account balance at the end of the period or the expenses you paid during the period. See “Compare with other funds” below for details on how to use the hypothetical data.
Compare with other funds
Since all mutual funds are required to include the same hypothetical calculations about expenses in shareholder reports, you can use this information to compare the ongoing cost of investing in the Fund with other funds. To do so, compare the hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. As you compare hypothetical examples of other funds, it is important to note that hypothetical examples are meant to highlight the ongoing costs of investing in a fund only and do not reflect any transaction costs, such as sales charges, or redemption or exchange fees. Therefore, the hypothetical calculations are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. If transaction costs were included in these calculations, your costs would be higher.
September 1, 2017 — February 28, 2018
	Account value at the beginning of the period ($)		Account value at the end of the period ($)		Expenses paid during the period ($)		Fund’s annualized expense ratio (%)
	Actual	Hypothetical	Actual	Hypothetical	Actual	Hypothetical	Actual
Class A	1,000.00	1,000.00	1,090.00	1,018.99	6.06	5.86	1.17
Advisor Class (formerly Class R4)	1,000.00	1,000.00	1,091.40	1,020.23	4.77	4.61	0.92
Class C	1,000.00	1,000.00	1,085.90	1,015.27	9.93	9.59	1.92
Institutional Class (formerly Class Z)	1,000.00	1,000.00	1,090.90	1,020.23	4.77	4.61	0.92
Institutional 2 Class (formerly Class R5)	1,000.00	1,000.00	1,091.40	1,020.68	4.30	4.16	0.83
Institutional 3 Class (formerly Class Y)	1,000.00	1,000.00	1,091.50	1,020.88	4.10	3.96	0.79
Class K	1,000.00	1,000.00	1,090.20	1,019.39	5.65	5.46	1.09
Class R	1,000.00	1,000.00	1,088.30	1,017.75	7.35	7.10	1.42
Class T	1,000.00	1,000.00	1,089.60	1,018.99	6.06	5.86	1.17
Class V	1,000.00	1,000.00	1,090.00	1,018.99	6.06	5.86	1.17
Expenses paid during the period are equal to the annualized expense ratio for each class as indicated above, multiplied by the average account value over the period and then multiplied by the number of days in the Fund’s most recent fiscal half year and divided by 365.
Expenses do not include fees and expenses incurred indirectly by the Fund from its investment in underlying funds, including affiliated and non-affiliated pooled investment vehicles, such as mutual funds and exchange-traded funds.
4	Columbia Mid Cap Growth Fund | Semiannual Report 2018

Portfolio of Investments
February 28, 2018 (Unaudited)
(Percentages represent value of investments compared to net assets)
Common Stocks 99.0%
Issuer	Shares	Value ($)
Consumer Discretionary 23.4%
Auto Components 1.8%
Visteon Corp.(a)	273,604	33,883,119
Distributors 1.2%
Pool Corp.	159,575	22,026,137
Diversified Consumer Services 0.5%
Service Corp. International	236,150	8,839,095
Hotels, Restaurants & Leisure 8.0%
Choice Hotels International, Inc.	506,123	40,059,635
Churchill Downs, Inc.	157,913	40,773,136
Dunkin’ Brands Group, Inc.	411,067	24,618,803
Extended Stay America, Inc.	497,991	9,974,760
Six Flags Entertainment Corp.	480,867	30,818,766
Total		146,245,100
Household Durables 1.5%
NVR, Inc.(a)	9,740	27,692,476
Leisure Products 1.4%
Polaris Industries, Inc.	233,063	26,566,851
Media 2.5%
Liberty Global PLC, Class A(a)	511,651	15,932,812
Madison Square Garden Co. (The), Class A(a)	125,408	30,624,634
Total		46,557,446
Multiline Retail 0.6%
Dollar Tree, Inc.(a)	99,865	10,250,144
Specialty Retail 3.8%
O’Reilly Automotive, Inc.(a)	73,229	17,881,790
Ross Stores, Inc.	57,170	4,464,405
Tractor Supply Co.	365,379	23,724,059
Ulta Beauty, Inc.(a)	116,287	23,646,961
Total		69,717,215
Textiles, Apparel & Luxury Goods 2.1%
Hanesbrands, Inc.	1,514,146	29,374,432
PVH Corp.	63,150	9,111,282
Total		38,485,714
Total Consumer Discretionary		430,263,297
Common Stocks (continued)
Issuer	Shares	Value ($)
Energy 3.0%
Energy Equipment & Services 2.0%
Core Laboratories NV	170,935	17,599,467
Helmerich & Payne, Inc.	281,234	18,153,655
Total		35,753,122
Oil, Gas & Consumable Fuels 1.0%
Concho Resources, Inc.(a)	126,700	19,106,360
Total Energy		54,859,482
Financials 10.0%
Banks 2.6%
First Republic Bank	309,105	28,684,944
SVB Financial Group(a)	75,790	18,870,194
Total		47,555,138
Capital Markets 7.4%
Affiliated Managers Group, Inc.	154,826	29,317,851
Cboe Global Markets, Inc.	246,372	27,596,128
MSCI, Inc.	241,893	34,232,697
Raymond James Financial, Inc.	294,098	27,265,826
S&P Global, Inc.	35,800	6,866,440
TD Ameritrade Holding Corp.	188,030	10,811,725
Total		136,090,667
Total Financials		183,645,805
Health Care 14.4%
Biotechnology 2.0%
Amicus Therapeutics, Inc.(a)	1,227,895	16,895,835
Sarepta Therapeutics(a)	310,433	19,485,880
Total		36,381,715
Health Care Equipment & Supplies 6.7%
ABIOMED, Inc.(a)	126,007	33,792,557
Align Technology, Inc.(a)	96,692	25,383,584
IDEXX Laboratories, Inc.(a)	155,766	29,164,068
Teleflex, Inc.	61,361	15,329,819
Varian Medical Systems, Inc.(a)	155,775	18,590,188
Total		122,260,216
Health Care Technology 1.8%
athenahealth, Inc.(a)	238,601	33,342,104

The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Mid Cap Growth Fund | Semiannual Report 2018	5

Portfolio of Investments  (continued)
February 28, 2018 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Life Sciences Tools & Services 3.3%
Agilent Technologies, Inc.	265,659	18,221,551
Illumina, Inc.(a)	82,246	18,753,733
Mettler-Toledo International, Inc.(a)	39,682	24,452,842
Total		61,428,126
Pharmaceuticals 0.6%
Zoetis, Inc.	140,220	11,338,189
Total Health Care		264,750,350
Industrials 13.6%
Aerospace & Defense 1.3%
BWX Technologies, Inc.	293,730	18,493,241
Spirit AeroSystems Holdings, Inc., Class A	50,370	4,598,277
Total		23,091,518
Building Products 0.9%
Lennox International, Inc.	77,426	15,843,682
Commercial Services & Supplies 4.5%
Cintas Corp.	134,223	22,906,497
Healthcare Services Group, Inc.	621,892	28,252,554
Rollins, Inc.	633,252	31,833,578
Total		82,992,629
Machinery 1.7%
Donaldson Co., Inc.	674,444	32,009,112
Road & Rail 3.0%
JB Hunt Transport Services, Inc.	196,097	23,251,222
Landstar System, Inc.	296,174	32,223,731
Total		55,474,953
Trading Companies & Distributors 2.2%
Fastenal Co.	598,626	32,756,815
United Rentals, Inc.(a)	46,879	8,208,044
Total		40,964,859
Total Industrials		250,376,753
Information Technology 27.8%
Communications Equipment 0.5%
Arista Networks, Inc.(a)	31,140	8,399,704
Common Stocks (continued)
Issuer	Shares	Value ($)
Electronic Equipment, Instruments & Components 2.8%
CDW Corp.	399,187	29,112,708
Coherent, Inc.(a)	108,752	22,746,568
Total		51,859,276
Internet Software & Services 2.3%
GoDaddy, Inc., Class A(a)	220,304	13,176,382
VeriSign, Inc.(a)	252,144	29,253,747
Total		42,430,129
IT Services 4.9%
MAXIMUS, Inc.	516,176	34,573,469
WEX, Inc.(a)	174,160	26,045,628
Worldpay, Inc., Class A(a)	374,423	30,433,101
Total		91,052,198
Semiconductors & Semiconductor Equipment 4.8%
Lam Research Corp.	157,667	30,249,991
Microchip Technology, Inc.	41,870	3,723,499
Monolithic Power Systems, Inc.	206,748	24,201,921
ON Semiconductor Corp.(a)	413,620	9,893,790
Teradyne, Inc.	432,524	19,636,590
Total		87,705,791
Software 12.5%
Aspen Technology, Inc.(a)	611,771	47,277,663
Guidewire Software, Inc.(a)	269,439	21,641,340
Red Hat, Inc.(a)	140,574	20,720,608
ServiceNow, Inc.(a)	185,197	29,818,569
Synopsys, Inc.(a)	521,017	44,114,509
Take-Two Interactive Software, Inc.(a)	205,057	22,939,727
Tyler Technologies, Inc.(a)	211,956	43,050,383
Total		229,562,799
Total Information Technology		511,009,897
Materials 2.9%
Chemicals 2.9%
Air Products & Chemicals, Inc.	63,400	10,194,086
Celanese Corp., Class A	187,115	18,872,419
International Flavors & Fragrances, Inc.	171,042	24,159,683
Total		53,226,188
Total Materials		53,226,188

The accompanying Notes to Financial Statements are an integral part of this statement.
6	Columbia Mid Cap Growth Fund | Semiannual Report 2018

Portfolio of Investments  (continued)
February 28, 2018 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Real Estate 3.9%
Equity Real Estate Investment Trusts (REITS) 2.6%
Equity LifeStyle Properties, Inc.	220,191	18,630,360
SBA Communications Corp.(a)	186,766	29,372,689
Total		48,003,049
Real Estate Management & Development 1.3%
Jones Lang LaSalle, Inc.	148,331	23,823,442
Total Real Estate		71,826,491
Total Common Stocks (Cost $1,688,123,732)		1,819,958,263

Money Market Funds 1.0%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 1.544%(b),(c)	18,753,640	18,751,764
Total Money Market Funds (Cost $18,751,764)		18,751,764
Total Investments (Cost: $1,706,875,496)		1,838,710,027
Other Assets & Liabilities, Net		9,376
Net Assets		1,838,719,403

Notes to Portfolio of Investments
(a)	Non-income producing investment.
(b)	The rate shown is the seven-day current annualized yield at February 28, 2018.
(c)	As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended February 28, 2018 are as follows:

Issuer	Beginning shares	Shares purchased	Shares sold	Ending shares	Realized gain (loss) — affiliated issuers ($)	Net change in unrealized appreciation (depreciation) — affiliated issuers ($)	Dividends — affiliated issuers ($)	Value — affiliated issuers at end of period ($)
Columbia Short-Term Cash Fund, 1.544%
	61,629,467	374,055,391	(416,931,218)	18,753,640	1,422	(3,710)	313,181	18,751,764
Fair value measurements
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
¦	Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date. Valuation adjustments are not applied to Level 1 investments.
¦	Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
¦	Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Certain investments that have been measured at fair value using the net asset value (NAV) per share (or its equivalent) are not categorized in the fair value hierarchy. The fair value amounts presented in the table are intended to reconcile the fair value hierarchy to the amounts presented in the Portfolio of Investments. The Columbia Short-Term Cash Fund seeks to provide shareholders with maximum current income consistent with liquidity and stability of principal. Columbia Short-Term Cash Fund prices its shares with a floating NAV and no longer seeks to maintain a stable NAV.
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Mid Cap Growth Fund | Semiannual Report 2018	7

Portfolio of Investments  (continued)
February 28, 2018 (Unaudited)
Fair value measurements  (continued)
Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.
Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.
The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.
For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions. The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value. This data is also used to corroborate, when available, information received from approved pricing vendors and brokers. Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.
The following table is a summary of the inputs used to value the Fund’s investments at February 28, 2018:
	Level 1 quoted prices in active markets for identical assets ($)	Level 2 other significant observable inputs ($)	Level 3 significant unobservable inputs ($)	Investments measured at net asset value ($)	Total ($)
Investments
Common Stocks
Consumer Discretionary	430,263,297	—	—	—	430,263,297
Energy	54,859,482	—	—	—	54,859,482
Financials	183,645,805	—	—	—	183,645,805
Health Care	264,750,350	—	—	—	264,750,350
Industrials	250,376,753	—	—	—	250,376,753
Information Technology	511,009,897	—	—	—	511,009,897
Materials	53,226,188	—	—	—	53,226,188
Real Estate	71,826,491	—	—	—	71,826,491
Total Common Stocks	1,819,958,263	—	—	—	1,819,958,263
Money Market Funds	—	—	—	18,751,764	18,751,764
Total Investments	1,819,958,263	—	—	18,751,764	1,838,710,027
See the Portfolio of Investments for all investment classifications not indicated in the table.
There were no transfers of financial assets between levels during the period.
The accompanying Notes to Financial Statements are an integral part of this statement.
8	Columbia Mid Cap Growth Fund | Semiannual Report 2018

Statement of Assets and Liabilities
February 28, 2018 (Unaudited)
Assets
Investments in securities, at value
Unaffiliated issuers (cost $1,688,123,732)	$1,819,958,263
Affiliated issuers (cost $18,751,764)	18,751,764
Receivable for:
Capital shares sold	361,749
Dividends	1,463,660
Prepaid expenses	5,103
Trustees’ deferred compensation plan	149,968
Other assets	40,252
Total assets	1,840,730,759
Liabilities
Payable for:
Capital shares purchased	1,475,343
Management services fees	38,209
Distribution and/or service fees	7,323
Transfer agent fees	193,800
Plan administration fees	87
Compensation of board members	58,978
Compensation of chief compliance officer	128
Other expenses	87,520
Trustees’ deferred compensation plan	149,968
Total liabilities	2,011,356
Net assets applicable to outstanding capital stock	$1,838,719,403
Represented by
Paid in capital	1,368,394,033
Excess of distributions over net investment income	(2,281,042)
Accumulated net realized gain	340,771,881
Unrealized appreciation (depreciation) on:
Investments - unaffiliated issuers	131,834,531
Total - representing net assets applicable to outstanding capital stock	$1,838,719,403
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Mid Cap Growth Fund | Semiannual Report 2018	9

Statement of Assets and Liabilities  (continued)
February 28, 2018 (Unaudited)
Class A
Net assets	$843,120,085
Shares outstanding	32,794,928
Net asset value per share	$25.71
Maximum offering price per share(a)	$27.28
Advisor Class(b)
Net assets	$40,792,332
Shares outstanding	1,444,099
Net asset value per share	$28.25
Class C
Net assets	$41,172,657
Shares outstanding	1,916,701
Net asset value per share	$21.48
Institutional Class(c)
Net assets	$699,697,643
Shares outstanding	25,504,924
Net asset value per share	$27.43
Institutional 2 Class(d)
Net assets	$41,439,065
Shares outstanding	1,498,666
Net asset value per share	$27.65
Institutional 3 Class(e)
Net assets	$135,216,890
Shares outstanding	4,889,619
Net asset value per share	$27.65
Class K
Net assets	$431,224
Shares outstanding	15,766
Net asset value per share	$27.35
Class R
Net assets	$13,214,442
Shares outstanding	535,428
Net asset value per share	$24.68
Class T
Net assets	$130,822
Shares outstanding	5,088
Net asset value per share	$25.71
Maximum offering price per share(f)	$26.37
Class V
Net assets	$23,504,243
Shares outstanding	917,865
Net asset value per share	$25.61
Maximum offering price per share(g)	$27.17

(a)	The maximum offering price per share is calculated by dividing the net asset value per share by 1.0 minus the maximum sales charge of 5.75% for Class A shares.
(b)	Prior to November 1, 2017, Advisor Class shares were known as Class R4 shares.
(c)	Prior to November 1, 2017, Institutional Class shares were known as Class Z shares.
(d)	Prior to November 1, 2017, Institutional 2 Class shares were known as Class R5 shares.
(e)	Prior to November 1, 2017, Institutional 3 Class shares were known as Class Y shares.
(f)	The maximum offering price per share is calculated by dividing the net asset value per share by 1.0 minus the maximum sales charge of 2.50% per transaction for Class T shares.
(g)	The maximum offering price per share is calculated by dividing the net asset value per share by 1.0 minus the maximum sales charge of 5.75% for Class V shares.
The accompanying Notes to Financial Statements are an integral part of this statement.
10	Columbia Mid Cap Growth Fund | Semiannual Report 2018

Statement of Operations
Six Months Ended February 28, 2018 (Unaudited)
Net investment income
Income:
Dividends — unaffiliated issuers	$7,363,506
Dividends — affiliated issuers	313,181
Total income	7,676,687
Expenses:
Management services fees	6,993,251
Distribution and/or service fees
Class A	1,065,436
Class C	209,247
Class R	35,187
Class T	167
Class V	29,068
Transfer agent fees
Class A	588,315
Advisor Class(a)	26,794
Class C	28,885
Institutional Class(b)	481,540
Institutional 2 Class(c)	14,430
Institutional 3 Class(d)	5,963
Class K	120
Class R	9,720
Class T	92
Class V	16,048
Plan administration fees
Class K	522
Compensation of board members	28,454
Custodian fees	10,344
Printing and postage fees	78,615
Registration fees	78,502
Audit fees	17,009
Legal fees	21,936
Compensation of chief compliance officer	373
Other	27,797
Total expenses	9,767,815
Net investment loss	(2,091,128)
Realized and unrealized gain (loss) — net
Net realized gain (loss) on:
Investments — unaffiliated issuers	386,668,866
Investments — affiliated issuers	1,422
Options contracts written	(1,521,291)
Net realized gain	385,148,997
Net change in unrealized appreciation (depreciation) on:
Investments — unaffiliated issuers	(220,413,667)
Investments — affiliated issuers	(3,710)
Net change in unrealized appreciation (depreciation)	(220,417,377)
Net realized and unrealized gain	164,731,620
Net increase in net assets resulting from operations	$162,640,492

(a)	Prior to November 1, 2017, Advisor Class shares were known as Class R4 shares.
(b)	Prior to November 1, 2017, Institutional Class shares were known as Class Z shares.
(c)	Prior to November 1, 2017, Institutional 2 Class shares were known as Class R5 shares.
(d)	Prior to November 1, 2017, Institutional 3 Class shares were known as Class Y shares.
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Mid Cap Growth Fund | Semiannual Report 2018	11

Statement of Changes in Net Assets
	Six Months Ended February 28, 2018 (Unaudited)	Year Ended August 31, 2017
Operations
Net investment loss	$(2,091,128)	$(4,741,686)
Net realized gain	385,148,997	248,832,195
Net change in unrealized appreciation (depreciation)	(220,417,377)	(5,869,446)
Net increase in net assets resulting from operations	162,640,492	238,221,063
Distributions to shareholders
Net realized gains
Class A	(105,220,136)	(51,052,445)
Advisor Class(a)	(4,507,137)	(1,505,690)
Class B(b)	—	(234,465)
Class C	(5,722,872)	(3,005,402)
Class I(c)	—	(140)
Institutional Class(d)	(82,635,824)	(45,262,358)
Institutional 2 Class(e)	(6,394,483)	(2,113,734)
Institutional 3 Class(f)	(18,192,893)	(532,420)
Class K	(48,940)	(23,438)
Class R	(1,655,980)	(992,962)
Class T	(16,630)	(8,430)
Class V	(2,907,267)	(1,277,842)
Total distributions to shareholders	(227,302,162)	(106,009,326)
Increase (decrease) in net assets from capital stock activity	77,675,803	(158,772,541)
Total increase (decrease) in net assets	13,014,133	(26,560,804)
Net assets at beginning of period	1,825,705,270	1,852,266,074
Net assets at end of period	$1,838,719,403	$1,825,705,270
Excess of distributions over net investment income	$(2,281,042)	$(189,914)

(a)	Prior to November 1, 2017, Advisor Class shares were known as Class R4 shares.
(b)	Effective July 17, 2017, Class B shares were automatically converted to Class A shares.
(c)	Effective March 27, 2017, Class I shares were redeemed or exchanged for Institutional 3 Class shares.
(d)	Prior to November 1, 2017, Institutional Class shares were known as Class Z shares.
(e)	Prior to November 1, 2017, Institutional 2 Class shares were known as Class R5 shares.
(f)	Prior to November 1, 2017, Institutional 3 Class shares were known as Class Y shares.
The accompanying Notes to Financial Statements are an integral part of this statement.
12	Columbia Mid Cap Growth Fund | Semiannual Report 2018

Statement of Changes in Net Assets   (continued)
	Six Months Ended		Year Ended
	February 28, 2018 (Unaudited)		August 31, 2017
	Shares	Dollars ($)	Shares	Dollars ($)
Capital stock activity
Class A(a)
Subscriptions (b)	513,037	13,644,221	1,238,395	31,436,677
Distributions reinvested	4,044,479	100,950,198	2,037,154	49,136,143
Redemptions	(2,774,044)	(74,350,732)	(7,341,268)	(185,811,380)
Net increase (decrease)	1,783,472	40,243,687	(4,065,719)	(105,238,560)
Advisor Class(c)
Subscriptions	238,794	7,020,980	528,018	14,715,600
Distributions reinvested	139,602	3,826,498	57,486	1,505,564
Redemptions	(146,478)	(4,297,161)	(366,983)	(10,088,658)
Net increase	231,918	6,550,317	218,521	6,132,506
Class B(a)
Subscriptions	—	—	1,163	24,774
Distributions reinvested	—	—	11,199	229,921
Redemptions (b)	—	—	(207,015)	(4,555,905)
Net decrease	—	—	(194,653)	(4,301,210)
Class C
Subscriptions	82,555	1,863,923	120,211	2,583,102
Distributions reinvested	265,314	5,542,415	132,604	2,739,607
Redemptions	(221,846)	(4,995,926)	(598,109)	(13,048,978)
Net increase (decrease)	126,023	2,410,412	(345,294)	(7,726,269)
Class I(d)
Redemptions	—	—	(90)	(2,430)
Net decrease	—	—	(90)	(2,430)
Institutional Class(e)
Subscriptions	565,416	16,028,154	1,879,325	50,526,264
Distributions reinvested	2,875,772	76,553,065	1,335,272	34,076,146
Redemptions	(1,776,479)	(50,754,359)	(10,095,051)	(274,565,834)
Net increase (decrease)	1,664,709	41,826,860	(6,880,454)	(189,963,424)
Institutional 2 Class(f)
Subscriptions	129,281	3,742,880	567,777	15,465,198
Distributions reinvested	238,412	6,394,196	82,274	2,113,610
Redemptions	(648,541)	(18,606,336)	(258,617)	(6,954,015)
Net increase (decrease)	(280,848)	(8,469,260)	391,434	10,624,793
Institutional 3 Class(d),(g)
Subscriptions	256,013	7,195,113	4,960,722	137,909,531
Distributions reinvested	76,819	2,060,281	20,720	532,288
Redemptions	(509,987)	(14,485,654)	(135,059)	(3,688,740)
Net increase (decrease)	(177,155)	(5,230,260)	4,846,383	134,753,079
Class K
Subscriptions	280	7,996	1,669	44,525
Distributions reinvested	1,832	48,646	916	23,311
Redemptions	(91)	(2,517)	(6,980)	(187,437)
Net increase (decrease)	2,021	54,125	(4,395)	(119,601)
Class R
Subscriptions	77,071	1,923,505	133,432	3,252,287
Distributions reinvested	35,729	856,409	26,856	625,485
Redemptions	(168,764)	(4,490,515)	(260,876)	(6,288,941)
Net decrease	(55,964)	(1,710,601)	(100,588)	(2,411,169)
Class T
Distributions reinvested	655	16,345	344	8,307
Redemptions	(469)	(12,300)	(1,264)	(31,549)
Net increase (decrease)	186	4,045	(920)	(23,242)
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Mid Cap Growth Fund | Semiannual Report 2018	13

Statement of Changes in Net Assets   (continued)
	Six Months Ended		Year Ended
	February 28, 2018 (Unaudited)		August 31, 2017
	Shares	Dollars ($)	Shares	Dollars ($)
Class V
Subscriptions	29,021	778,507	9,109	222,930
Distributions reinvested	100,223	2,491,545	45,154	1,085,510
Redemptions	(47,537)	(1,273,574)	(71,597)	(1,805,454)
Net increase (decrease)	81,707	1,996,478	(17,334)	(497,014)
Total net increase (decrease)	3,376,069	77,675,803	(6,153,109)	(158,772,541)

(a)	Effective July 17, 2017, Class B shares were automatically converted to Class A shares.
(b)	Includes conversions of Class B shares to Class A shares, if any.
(c)	Prior to November 1, 2017, Advisor Class shares were known as Class R4 shares.
(d)	Effective March 27, 2017, Class I shares were redeemed or exchanged for Institutional 3 Class shares.
(e)	Prior to November 1, 2017, Institutional Class shares were known as Class Z shares.
(f)	Prior to November 1, 2017, Institutional 2 Class shares were known as Class R5 shares.
(g)	Prior to November 1, 2017, Institutional 3 Class shares were known as Class Y shares.
The accompanying Notes to Financial Statements are an integral part of this statement.
14	Columbia Mid Cap Growth Fund | Semiannual Report 2018

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Columbia Mid Cap Growth Fund | Semiannual Report 2018	15

Financial Highlights
The following table is intended to help you understand the Fund’s financial performance. Certain information reflects financial results for a single share of a class held for the periods shown. Per share net investment income (loss) amounts are calculated based on average shares outstanding during the period. Total return assumes reinvestment of all dividends and distributions, if any. Total return does not reflect payment of sales charges, if any. Total return and portfolio turnover are not annualized for periods of less than one year. The portfolio turnover rate is calculated without regard to purchase and sales transactions of short-term instruments and certain derivatives, if any. If such transactions were included, the Fund’s portfolio turnover rate may be higher.
Year ended (except as noted)	Net asset value, beginning of period	Net investment income (loss)	Net realized and unrealized gain (loss)	Total from investment operations	Distributions from net investment income	Distributions from net realized gains
Class A
2/28/2018 (c)	$26.90	(0.05)	2.37	2.32	—	(3.51)
8/31/2017	$25.09	(0.09)	3.42	3.33	—	(1.52)
8/31/2016	$28.69	(0.06)	0.84	0.78	(0.26)	(4.12)
8/31/2015	$32.14	0.25 (f)	1.29	1.54	—	(4.99)
8/31/2014	$29.89	(0.13)	5.45	5.32	—	(3.07)
8/31/2013	$26.41	(0.11)	4.36	4.25	—	(0.77)
Advisor Class(g)
2/28/2018 (c)	$29.26	(0.01)	2.57	2.56	—	(3.57)
8/31/2017	$27.12	(0.03)	3.71	3.68	—	(1.54)
8/31/2016	$30.67	0.00 (h)	0.91	0.91	(0.34)	(4.12)
8/31/2015	$33.99	1.93 (f)	(0.21) (i)	1.72	—	(5.04)
8/31/2014	$31.42	(0.03)	5.72	5.69	—	(3.12)
8/31/2013 (j)	$26.58	(0.09)	5.70	5.61	—	(0.77)
Class C
2/28/2018 (c)	$22.91	(0.12)	1.99	1.87	—	(3.30)
8/31/2017	$21.70	(0.24)	2.93	2.69	—	(1.48)
8/31/2016	$25.34	(0.21)	0.72	0.51	(0.03)	(4.12)
8/31/2015	$28.99	0.03 (f)	1.15	1.18	—	(4.83)
8/31/2014	$27.30	(0.33)	4.95	4.62	—	(2.93)
8/31/2013	$24.37	(0.26)	3.96	3.70	—	(0.77)
Institutional Class(k)
2/28/2018 (c)	$28.52	(0.01)	2.49	2.48	—	(3.57)
8/31/2017	$26.46	(0.03)	3.63	3.60	—	(1.54)
8/31/2016	$30.03	0.01	0.87	0.88	(0.33)	(4.12)
8/31/2015	$33.39	0.32 (f)	1.36	1.68	—	(5.04)
8/31/2014	$30.91	(0.06)	5.66	5.60	—	(3.12)
8/31/2013	$27.23	(0.00) (h)	4.45	4.45	—	(0.77)
Institutional 2 Class(l)
2/28/2018 (c)	$28.73	(0.00) (h)	2.52	2.52	—	(3.60)
8/31/2017	$26.63	(0.00) (h)	3.65	3.65	—	(1.55)
8/31/2016	$30.20	0.04	0.88	0.92	(0.37)	(4.12)
8/31/2015	$33.54	0.40 (f)	1.33	1.73	—	(5.07)
8/31/2014	$31.03	0.03	5.63	5.66	—	(3.15)
8/31/2013	$27.31	(0.04)	4.53	4.49	—	(0.77)
The accompanying Notes to Financial Statements are an integral part of this statement.
16	Columbia Mid Cap Growth Fund | Semiannual Report 2018

Total distributions to shareholders	Net asset value, end of period	Total return	Total gross expense ratio to average net assets(a)	Total net expense ratio to average net assets(a),(b)	Net investment income (loss) ratio to average net assets	Portfolio turnover	Net assets, end of period (000’s)

(3.51)	$25.71	9.00%	1.17% (d)	1.17% (d)	(0.34%) (d)	115%	$843,120
(1.52)	$26.90	13.97%	1.19%	1.19% (e)	(0.37%)	119%	$834,347
(4.38)	$25.09	2.83%	1.19%	1.19% (e)	(0.23%)	130%	$880,155
(4.99)	$28.69	5.33%	1.19%	1.19% (e)	0.83%	101%	$948,826
(3.07)	$32.14	18.77%	1.19%	1.19% (e)	(0.42%)	100%	$995,730
(0.77)	$29.89	16.60%	1.20%	1.20% (e)	(0.40%)	109%	$986,482

(3.57)	$28.25	9.14%	0.92% (d)	0.92% (d)	(0.09%) (d)	115%	$40,792
(1.54)	$29.26	14.24%	0.94%	0.94% (e)	(0.11%)	119%	$35,473
(4.46)	$27.12	3.10%	0.94%	0.94% (e)	0.02%	130%	$26,945
(5.04)	$30.67	5.61%	0.93%	0.93% (e)	6.10%	101%	$26,912
(3.12)	$33.99	19.05%	0.94%	0.94% (e)	(0.08%)	100%	$373
(0.77)	$31.42	21.61%	1.08% (d)	0.96% (d),(e)	(0.41%) (d)	109%	$30

(3.30)	$21.48	8.59%	1.92% (d)	1.92% (d)	(1.09%) (d)	115%	$41,173
(1.48)	$22.91	13.12%	1.94%	1.94% (e)	(1.12%)	119%	$41,030
(4.15)	$21.70	2.05%	1.94%	1.94% (e)	(0.98%)	130%	$46,355
(4.83)	$25.34	4.56%	1.94%	1.94% (e)	0.11%	101%	$51,859
(2.93)	$28.99	17.84%	1.94%	1.94% (e)	(1.17%)	100%	$52,845
(0.77)	$27.30	15.71%	1.96%	1.96% (e)	(1.04%)	109%	$52,284

(3.57)	$27.43	9.09%	0.92% (d)	0.92% (d)	(0.09%) (d)	115%	$699,698
(1.54)	$28.52	14.29%	0.94%	0.94% (e)	(0.12%)	119%	$679,866
(4.45)	$26.46	3.09%	0.94%	0.94% (e)	0.02%	130%	$813,009
(5.04)	$30.03	5.58%	0.94%	0.94% (e)	1.01%	101%	$938,781
(3.12)	$33.39	19.07%	0.94%	0.94% (e)	(0.17%)	100%	$1,149,098
(0.77)	$30.91	16.84%	0.96%	0.96% (e)	(0.01%)	109%	$1,196,953

(3.60)	$27.65	9.14%	0.83% (d)	0.83% (d)	(0.02%) (d)	115%	$41,439
(1.55)	$28.73	14.40%	0.84%	0.84%	(0.01%)	119%	$51,118
(4.49)	$26.63	3.21%	0.83%	0.83%	0.14%	130%	$36,964
(5.07)	$30.20	5.72%	0.82%	0.82%	1.28%	101%	$37,589
(3.15)	$33.54	19.21%	0.81%	0.81%	0.09%	100%	$31,305
(0.77)	$31.03	16.94%	0.81%	0.81%	(0.14%)	109%	$3,847
Columbia Mid Cap Growth Fund | Semiannual Report 2018	17

Financial Highlights  (continued)
Year ended (except as noted)	Net asset value, beginning of period	Net investment income (loss)	Net realized and unrealized gain (loss)	Total from investment operations	Distributions from net investment income	Distributions from net realized gains
Institutional 3 Class(m)
2/28/2018 (c)	$28.74	0.01	2.51	2.52	—	(3.61)
8/31/2017	$26.63	0.03	3.63	3.66	—	(1.55)
8/31/2016	$30.21	0.03	0.91	0.94	(0.40)	(4.12)
8/31/2015	$33.53	0.05 (f)	1.71	1.76	—	(5.08)
8/31/2014	$31.01	0.01	5.66	5.67	—	(3.15)
8/31/2013	$27.26	0.07	4.45	4.52	—	(0.77)
Class K
2/28/2018 (c)	$28.42	(0.04)	2.50	2.46	—	(3.53)
8/31/2017	$26.40	(0.07)	3.62	3.55	—	(1.53)
8/31/2016	$29.97	(0.03)	0.87	0.84	(0.29)	(4.12)
8/31/2015	$33.35	0.33 (f)	1.31	1.64	—	(5.02)
8/31/2014	$30.89	(0.08)	5.64	5.56	—	(3.10)
8/31/2013 (n)	$28.08	(0.06)	2.87	2.81	—	—
Class R
2/28/2018 (c)	$25.93	(0.08)	2.27	2.19	—	(3.44)
8/31/2017	$24.27	(0.15)	3.31	3.16	—	(1.50)
8/31/2016	$27.88	(0.12)	0.81	0.69	(0.18)	(4.12)
8/31/2015	$31.39	0.15 (f)	1.28	1.43	—	(4.94)
8/31/2014	$29.28	(0.20)	5.33	5.13	—	(3.02)
8/31/2013	$25.96	(0.14)	4.23	4.09	—	(0.77)
Class T
2/28/2018 (c)	$26.91	(0.05)	2.36	2.31	—	(3.51)
8/31/2017	$25.09	(0.09)	3.43	3.34	—	(1.52)
8/31/2016	$28.69	(0.06)	0.84	0.78	(0.26)	(4.12)
8/31/2015	$32.15	0.21 (f)	1.33	1.54	—	(5.00)
8/31/2014	$29.91	(0.23)	5.54	5.31	—	(3.07)
8/31/2013	$26.43	(0.08)	4.33	4.25	—	(0.77)
The accompanying Notes to Financial Statements are an integral part of this statement.
18	Columbia Mid Cap Growth Fund | Semiannual Report 2018

Total distributions to shareholders	Net asset value, end of period	Total return	Total gross expense ratio to average net assets(a)	Total net expense ratio to average net assets(a),(b)	Net investment income (loss) ratio to average net assets	Portfolio turnover	Net assets, end of period (000’s)

(3.61)	$27.65	9.15%	0.79% (d)	0.79% (d)	0.04% (d)	115%	$135,217
(1.55)	$28.74	14.45%	0.79%	0.79%	0.11%	119%	$145,597
(4.52)	$26.63	3.27%	0.79%	0.79%	0.13%	130%	$5,869
(5.08)	$30.21	5.83%	0.73%	0.73%	0.15%	101%	$3
(3.15)	$33.53	19.24%	0.75%	0.75%	0.02%	100%	$250
(0.77)	$31.01	17.09%	0.83%	0.83%	0.26%	109%	$229

(3.53)	$27.35	9.02%	1.09% (d)	1.09% (d)	(0.26%) (d)	115%	$431
(1.53)	$28.42	14.12%	1.09%	1.09%	(0.25%)	119%	$391
(4.41)	$26.40	2.95%	1.08%	1.08%	(0.12%)	130%	$479
(5.02)	$29.97	5.45%	1.07%	1.07%	1.07%	101%	$455
(3.10)	$33.35	18.95%	1.05%	1.05%	(0.26%)	100%	$383
—	$30.89	10.01%	1.05% (d)	1.05% (d)	(0.42%) (d)	109%	$396

(3.44)	$24.68	8.83%	1.42% (d)	1.42% (d)	(0.61%) (d)	115%	$13,214
(1.50)	$25.93	13.71%	1.44%	1.44% (e)	(0.62%)	119%	$15,333
(4.30)	$24.27	2.58%	1.44%	1.44% (e)	(0.48%)	130%	$16,796
(4.94)	$27.88	5.06%	1.44%	1.44% (e)	0.52%	101%	$18,965
(3.02)	$31.39	18.47%	1.44%	1.44% (e)	(0.67%)	100%	$24,965
(0.77)	$29.28	16.27%	1.46%	1.46% (e)	(0.53%)	109%	$27,574

(3.51)	$25.71	8.96%	1.17% (d)	1.17% (d)	(0.34%) (d)	115%	$131
(1.52)	$26.91	14.01%	1.19%	1.19% (e)	(0.37%)	119%	$132
(4.38)	$25.09	2.83%	1.19%	1.19% (e)	(0.24%)	130%	$146
(5.00)	$28.69	5.32%	1.19%	1.19% (e)	0.71%	101%	$201
(3.07)	$32.15	18.71%	1.14%	1.14% (e)	(0.69%)	100%	$284
(0.77)	$29.91	16.59%	1.21%	1.21% (e)	(0.28%)	109%	$104,752
Columbia Mid Cap Growth Fund | Semiannual Report 2018	19

Financial Highlights  (continued)
Year ended (except as noted)	Net asset value, beginning of period	Net investment income (loss)	Net realized and unrealized gain (loss)	Total from investment operations	Distributions from net investment income	Distributions from net realized gains
Class V
2/28/2018 (c)	$26.81	(0.05)	2.36	2.31	—	(3.51)
8/31/2017	$25.01	(0.09)	3.41	3.32	—	(1.52)
8/31/2016	$28.61	(0.06)	0.83	0.77	(0.25)	(4.12)
8/31/2015	$32.05	0.24 (f)	1.30	1.54	—	(4.98)
8/31/2014	$29.82	(0.14)	5.43	5.29	—	(3.06)
8/31/2013	$26.37	(0.09)	4.31	4.22	—	(0.77)

Notes to Financial Highlights
(a)	In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund’s reported expense ratios.
(b)	Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.
(c)	For the six months ended February 28, 2018 (unaudited).
(d)	Annualized.
(e)	The benefits derived from expense reductions had an impact of less than 0.01%.
(f)	Net investment income per share includes special dividends. The per share effect of these dividends amounted to:

Year ended	Class A	Advisor Class	Class C	Institutional Class	Institutional 2 Class	Institutional 3 Class	Class K	Class R	Class T	Class V
08/31/2015	$ 0.35	$ 2.00	$ 0.32	$ 0.34	$ 0.39	$ 0.04	$ 0.40	$ 0.32	$ 0.31	$ 0.34

(g)	Prior to November 1, 2017, Advisor Class shares were known as Class R4 shares.
(h)	Rounds to zero.
(i)	Calculation of the net gain (loss) per share (both realized and unrealized) does not correlate to the aggregate realized and unrealized gain (loss) presented in the Statement of Operations due to the timing of subscriptions and redemptions of Fund shares in relation to fluctuations in the market value of the portfolio.
(j)	Advisor Class shares commenced operations on November 8, 2012. Per share data and total return reflect activity from that date.
(k)	Prior to November 1, 2017, Institutional Class shares were known as Class Z shares.
(l)	Prior to November 1, 2017, Institutional 2 Class shares were known as Class R5 shares.
(m)	Prior to November 1, 2017, Institutional 3 Class shares were known as Class Y shares.
(n)	Class K shares commenced operations on February 28, 2013. Per share data and total return reflect activity from that date.
The accompanying Notes to Financial Statements are an integral part of this statement.
20	Columbia Mid Cap Growth Fund | Semiannual Report 2018

Total distributions to shareholders	Net asset value, end of period	Total return	Total gross expense ratio to average net assets(a)	Total net expense ratio to average net assets(a),(b)	Net investment income (loss) ratio to average net assets	Portfolio turnover	Net assets, end of period (000’s)

(3.51)	$25.61	9.00%	1.17% (d)	1.17% (d)	(0.34%) (d)	115%	$23,504
(1.52)	$26.81	13.97%	1.19%	1.19% (e)	(0.36%)	119%	$22,419
(4.37)	$25.01	2.83%	1.19%	1.19% (e)	(0.23%)	130%	$21,346
(4.98)	$28.61	5.34%	1.20%	1.20% (e)	0.80%	101%	$22,590
(3.06)	$32.05	18.69%	1.24%	1.24% (e)	(0.47%)	100%	$23,951
(0.77)	$29.82	16.51%	1.26%	1.26% (e)	(0.32%)	109%	$22,027
Columbia Mid Cap Growth Fund | Semiannual Report 2018	21

Notes to Financial Statements
February 28, 2018 (Unaudited)
Note 1. Organization
Columbia Mid Cap Growth Fund (the Fund), a series of Columbia Funds Series Trust I (the Trust), is a diversified fund. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.
Fund shares
The Trust may issue an unlimited number of shares (without par value). Although all share classes generally have identical voting, dividend and liquidation rights, each share class votes separately when required by the Trust’s organizational documents or by law. Different share classes pay different distribution amounts to the extent the expenses of such share classes differ, and distributions in liquidation will be proportional to the net asset value of each share class. Each share class has its own expense and sales charge structure. The Fund offers each of the share classes identified below.
Class A shares are subject to a maximum front-end sales charge of 5.75% based on the initial investment amount. Class A shares purchased without an initial sales charge in accounts aggregating $1 million to $50 million at the time of purchase are subject to a contingent deferred sales charge (CDSC) if the shares are sold within 18 months after purchase, charged as follows: 1.00% CDSC if redeemed within 12 months after purchase, and 0.50% CDSC if redeemed more than 12, but less than 18, months after purchase.
Advisor Class shares are not subject to sales charges and are generally available only to omnibus retirement plans and certain investors as described in the Fund’s prospectus. Prior to November 1, 2017, Advisor Class shares were known as Class R4 shares.
Class C shares are subject to a 1.00% CDSC on shares redeemed within 12 months after purchase.
Institutional Class shares are not subject to sales charges and are generally available only to eligible investors, which are subject to different investment minimums as described in the Fund’s prospectus. Prior to November 1, 2017, Institutional Class shares were known as Class Z shares.
Institutional 2 Class shares are not subject to sales charges and are generally available only to investors purchasing through authorized investment professionals and omnibus retirement plans as described in the Fund’s prospectus. Prior to November 1, 2017, Institutional 2 Class shares were known as Class R5 shares.
Institutional 3 Class shares are not subject to sales charges and are available to institutional and certain other investors as described in the Fund’s prospectus. Prior to November 1, 2017, Institutional 3 Class shares were known as Class Y shares.
The Fund no longer accepts investments by existing investors in Class K shares. When available, Class K shares were not subject to sales charges and were made available only to existing investors in Class K shares. On March 9, 2018, Class K shares were redeemed or exchanged for Advisor Class shares of the Fund in a tax free transaction that had no impact on fees and expenses paid by the shareholders.
Class R shares are not subject to sales charges and are generally available only to certain retirement plans and other investors as described in the Fund’s prospectus.
Class T shares are subject to a maximum front-end sales charge of 2.50% per transaction and must be purchased through financial intermediaries that, by written agreement with Columbia Management Investment Distributors, Inc., are specifically authorized to sell Class T shares.
Class V shares are subject to a maximum front-end sales charge of 5.75% based on the investment amount. Class V shares purchased without an initial sales charge in accounts aggregating $1 million to $50 million at the time of purchase are subject to a CDSC if the shares are sold within 18 months after purchase, charged as follows: 1.00% CDSC if redeemed within 12 months after purchase, and 0.50% CDSC if redeemed more than 12, but less than 18, months after purchase. Class V shares are available only to investors who received (and who have continuously held) Class V shares in connection with previous fund reorganizations.
22	Columbia Mid Cap Growth Fund | Semiannual Report 2018

Notes to Financial Statements  (continued)
February 28, 2018 (Unaudited)
Note 2. Summary of significant accounting policies
Basis of preparation
The Fund is an investment company that applies the accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services - Investment Companies (ASC 946). The financial statements are prepared in accordance with U.S. generally accepted accounting principles (GAAP), which requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.
The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.
Security valuation
All equity securities are valued at the close of business of the New York Stock Exchange. Equity securities are valued at the last quoted sales price on the principal exchange or market on which they trade, except for securities traded on the NASDAQ Stock Market, which are valued at the NASDAQ official close price. Unlisted securities or listed securities for which there were no sales during the day are valued at the mean of the latest quoted bid and ask prices on such exchanges or markets.
Foreign equity securities are valued based on the closing price on the foreign exchange in which such securities are primarily traded. If any foreign equity security closing prices are not readily available, the securities are valued at the mean of the latest quoted bid and ask prices on such exchanges or markets. Foreign currency exchange rates are generally determined at 4:00 p.m. Eastern (U.S.) time. Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange; therefore, the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the New York Stock Exchange. In those situations, foreign securities will be fair valued pursuant to a policy adopted by the Board of Trustees, including, if available, utilizing a third party pricing service to determine these fair values. The third party pricing service takes into account multiple factors, including, but not limited to, movements in the U.S. securities markets, certain depositary receipts, futures contracts and foreign exchange rates that have occurred subsequent to the close of the foreign exchange or market, to determine a good faith estimate that reasonably reflects the current market conditions as of the close of the New York Stock Exchange. The fair value of a security is likely to be different from the quoted or published price, if available.
Investments in open-end investment companies, including money market funds, are valued at their latest net asset value.
Investments for which market quotations are not readily available, or that have quotations which management believes are not reflective of market value or reliable, are valued at fair value as determined in good faith under procedures approved by and under the general supervision of the Board of Trustees. If a security or class of securities (such as foreign securities) is valued at fair value, such value is likely to be different from the quoted or published price for the security.
The determination of fair value often requires significant judgment. To determine fair value, management may use assumptions including but not limited to future cash flows and estimated risk premiums. Multiple inputs from various sources may be used to determine fair value.
GAAP requires disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category. This information is disclosed following the Fund’s Portfolio of Investments.
Derivative instruments
The Fund invests in certain derivative instruments, as detailed below, to meet its investment objectives. Derivatives are instruments whose values depend on, or are derived from, in whole or in part, the value of one or more securities, currencies, commodities, indices, or other assets or instruments. Derivatives may be used to increase investment flexibility (including to maintain cash reserves while maintaining desired exposure to certain assets), for risk management (hedging) purposes, to facilitate trading, to reduce transaction costs and to pursue higher investment returns. The Fund may also use
Columbia Mid Cap Growth Fund | Semiannual Report 2018	23

Notes to Financial Statements  (continued)
February 28, 2018 (Unaudited)
derivative instruments to mitigate certain investment risks, such as foreign currency exchange rate risk, interest rate risk and credit risk. Derivatives may involve various risks, including the potential inability of the counterparty to fulfill its obligations under the terms of the contract, the potential for an illiquid secondary market (making it difficult for the Fund to sell or terminate, including at favorable prices) and the potential for market movements which may expose the Fund to gains or losses in excess of the amount shown in the Statement of Assets and Liabilities. The notional amounts of derivative instruments, if applicable, are not recorded in the financial statements.
A derivative instrument may suffer a marked-to-market loss if the value of the contract decreases due to an unfavorable change in the market rates or values of the underlying instrument. Losses can also occur if the counterparty does not perform its obligations under the contract. The Fund’s risk of loss from counterparty credit risk on over-the-counter derivatives is generally limited to the aggregate unrealized gain netted against any collateral held by the Fund and the amount of any variation margin held by the counterparty, plus any replacement costs or related amounts. With exchange-traded or centrally cleared derivatives, there is reduced counterparty credit risk to the Fund since the clearinghouse or central counterparty (CCP) provides some protection in the case of clearing member default. The clearinghouse or CCP stands between the buyer and the seller of the contract; therefore, additional counterparty credit risk is failure of the clearinghouse or CCP. However, credit risk still exists in exchange-traded or centrally cleared derivatives with respect to initial and variation margin that is held in a broker’s customer account. While brokers are required to segregate customer margin from their own assets, in the event that a broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the broker for all its clients, U.S. bankruptcy laws will typically allocate that shortfall on a pro-rata basis across all the broker’s customers (including the Fund), potentially resulting in losses to the Fund.
In order to better define its contractual rights and to secure rights that will help the Fund mitigate its counterparty risk, the Fund may enter into an International Swaps and Derivatives Association, Inc. Master Agreement (ISDA Master Agreement) or similar agreement with its derivatives contract counterparties. An ISDA Master Agreement is an agreement between the Fund and a counterparty that governs over-the-counter derivatives and typically contains, among other things, collateral posting terms and netting provisions in the event of a default and/or termination event. Under an ISDA Master Agreement, the Fund may, under certain circumstances, offset with the counterparty certain derivative instrument’s payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of default (close-out netting), including the bankruptcy or insolvency of the counterparty. Note, however, that bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset or netting in bankruptcy, insolvency or other events.
Collateral (margin) requirements differ by type of derivative. Margin requirements are established by the clearinghouse or CCP for exchange-traded and centrally cleared derivatives. Brokers can ask for margin in excess of the minimum in certain circumstances. Collateral terms are contract specific for over-the-counter derivatives. For over-the-counter derivatives traded under an ISDA Master Agreement, the collateral requirements are typically calculated by netting the marked-to-market amount for each transaction under such agreement and comparing that amount to the value of any variation margin currently pledged by the Fund and/or the counterparty. Generally, the amount of collateral due from or to a party has to exceed a minimum transfer amount threshold (e.g., $250,000) before a transfer has to be made. To the extent amounts due to the Fund from its counterparties are not fully collateralized, contractually or otherwise, the Fund bears the risk of loss from counterparty nonperformance. The Fund attempts to mitigate counterparty risk by only entering into agreements with counterparties that it believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties.
Certain ISDA Master Agreements allow counterparties of over-the-counter derivatives transactions to terminate derivatives contracts prior to maturity in the event the Fund’s net asset value declines by a stated percentage over a specified time period or if the Fund fails to meet certain terms of the ISDA Master Agreement, which would cause the Fund to accelerate payment of any net liability owed to the counterparty. The Fund also has termination rights if the counterparty fails to meet certain terms of the ISDA Master Agreement. In addition to considering counterparty credit risk, the Fund would consider terminating the derivatives contracts based on whether termination would result in a net liability owed from the counterparty.
For financial reporting purposes, the Fund does not offset derivative assets and derivative liabilities that are subject to netting arrangements in the Statement of Assets and Liabilities.
24	Columbia Mid Cap Growth Fund | Semiannual Report 2018

Notes to Financial Statements  (continued)
February 28, 2018 (Unaudited)
Options contracts
Options are contracts which entitle the holder to purchase or sell securities or other identified assets at a specified price, or in the case of index option contracts, to receive or pay the difference between the index value and the strike price of the index option contract. Option contracts can be either exchange-traded or over-the-counter. The Fund wrote option contracts to decrease the Fund’s exposure to equity market risk and to increase return on investments. These instruments may be used for other purposes in future periods. Completion of transactions for option contracts traded in the over-the-counter market depends upon the performance of the other party. Cash collateral may be collected or posted by the Fund to secure certain over-the-counter option contract trades. Cash collateral held or posted by the Fund for such option contract trades must be returned to the broker or the Fund upon closure, exercise or expiration of the contract.
Options contracts purchased are recorded as investments. When the Fund writes an options contract, the premium received is recorded as an asset and an amount equivalent to the premium is recorded as a liability in the Statement of Assets and Liabilities and is subsequently adjusted to reflect the current fair value of the option written. Changes in the fair value of the written option are recorded as unrealized appreciation or depreciation until the contract is exercised or has expired. The Fund will realize a gain or loss when the option contract is closed or expires. When option contracts are exercised, the proceeds on sales for a written call or purchased put option contract, or the purchase cost for a written put or purchased call option contract, is adjusted by the amount of premium received or paid.
For over-the-counter options purchased, the Fund bears the risk of loss of the amount of the premiums paid plus the positive change in market values net of any collateral held by the Fund should the counterparty fail to perform under the contracts. Option contracts written by the Fund do not typically give rise to significant counterparty credit risk, as options written generally obligate the Fund and not the counterparty to perform. The risk in writing a call option contract is that the Fund gives up the opportunity for profit if the market price of the security increases above the strike price and the option contract is exercised. The risk in writing a put option contract is that the Fund may incur a loss if the market price of the security decreases below the strike price and the option contract is exercised. Exercise of a written option could result in the Fund purchasing or selling a security or foreign currency when it otherwise would not, or at a price different from the current market value. In purchasing and writing options, the Fund bears the risk of an unfavorable change in the value of the underlying instrument or the risk that the Fund may not be able to enter into a closing transaction due to an illiquid market.
Effects of derivative transactions in the financial statements
The following tables are intended to provide additional information about the effect of derivatives on the financial statements of the Fund, including: the fair value of derivatives by risk category and the location of those fair values in the Statement of Assets and Liabilities; and the impact of derivative transactions over the period in the Statement of Operations, including realized and unrealized gains (losses). The derivative instrument schedules following the Portfolio of Investments present additional information regarding derivative instruments outstanding at the end of the period, if any.
The following table indicates the effect of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) in the Statement of Operations for the six months ended February 28, 2018:
Amount of realized gain (loss) on derivatives recognized in income
Risk exposure category	Options contracts written ($)
Equity risk	(1,521,291)
The following table is a summary of the average outstanding volume by derivative instrument for the six months ended February 28, 2018:
Derivative instrument	Average value ($)*
Options contracts — written	(1,282,799)

*	Based on the ending daily outstanding amounts for the six months ended February 28, 2018.
Columbia Mid Cap Growth Fund | Semiannual Report 2018	25

Notes to Financial Statements  (continued)
February 28, 2018 (Unaudited)
Security transactions
Security transactions are accounted for on the trade date. Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.
Income recognition
Corporate actions and dividend income are generally recorded net of any non-reclaimable tax withholdings, on the ex-dividend date or upon receipt of ex-dividend notification in the case of certain foreign securities.
The Fund may receive distributions from holdings in equity securities, business development companies (BDCs), exchange-traded funds (ETFs), limited partnerships (LPs), other regulated investment companies (RICs), and real estate investment trusts (REITs), which report information on the tax character of their distributions annually. These distributions are allocated to dividend income, capital gain and return of capital based on actual information reported. Return of capital is recorded as a reduction of the cost basis of securities held. If the Fund no longer owns the applicable securities, return of capital is recorded as a realized gain. With respect to REITs, to the extent actual information has not yet been reported, estimates for return of capital are made by the Fund’s management. Management’s estimates are subsequently adjusted when the actual character of the distributions is disclosed by the REITs, which could result in a proportionate change in return of capital to shareholders.
Awards from class action litigation are recorded as a reduction of cost basis if the Fund still owns the applicable securities on the payment date. If the Fund no longer owns the applicable securities, the proceeds are recorded as realized gains.
Expenses
General expenses of the Trust are allocated to the Fund and other funds of the Trust based upon relative net assets or other expense allocation methodologies determined by the nature of the expense. Expenses directly attributable to the Fund are charged to the Fund. Expenses directly attributable to a specific class of shares are charged to that share class.
Determination of class net asset value
All income, expenses (other than class-specific expenses, which are charged to that share class, as shown in the Statement of Operations) and realized and unrealized gains (losses) are allocated to each class of the Fund on a daily basis, based on the relative net assets of each class, for purposes of determining the net asset value of each class.
Federal income tax status
The Fund intends to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code, as amended, and will distribute substantially all of its investment company net taxable income and net capital gains, if any, for its tax year, and as such will not be subject to federal income taxes. In addition, the Fund intends to distribute in each calendar year substantially all of its ordinary income, capital gains net income and certain other amounts, if any, such that the Fund should not be subject to federal excise tax. Therefore, no federal income or excise tax provision is recorded.
Distributions to shareholders
Distributions from net investment income, if any, are declared and paid annually. Net realized capital gains, if any, are distributed along with the income distribution. Income distributions and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from GAAP.
Guarantees and indemnifications
Under the Trust’s organizational documents and, in some cases, by contract, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust or its funds. In addition, certain of the Fund’s contracts with its service providers contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Fund cannot be determined, and the Fund has no historical basis for predicting the likelihood of any such claims.
26	Columbia Mid Cap Growth Fund | Semiannual Report 2018

Notes to Financial Statements  (continued)
February 28, 2018 (Unaudited)
Recent accounting pronouncement
Accounting Standards Update 2017-08 Premium Amortization on Purchased Callable Debt Securities
In March 2017, the Financial Accounting Standards Board issued Accounting Standards Update (ASU) No. 2017-08 Premium Amortization on Purchased Callable Debt Securities. ASU No. 2017-08 updates the accounting standards to shorten the amortization period for certain purchased callable debt securities, held at a premium, to be amortized to the earliest call date. The update applies to securities with explicit, noncontingent call features that are callable at fixed prices and on preset dates. The standard is effective for annual periods beginning after December 15, 2018 and interim periods within those fiscal years. At this time, management is evaluating the implication of this guidance and the impact it will have on the financial statement amounts and footnote disclosures, if any.
Note 3. Fees and other transactions with affiliates
Management services fees
The Fund has entered into a Management Agreement with Columbia Management Investment Advisers, LLC (the Investment Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial). Under the Management Agreement, the Investment Manager provides the Fund with investment research and advice, as well as administrative and accounting services. The management services fee is an annual fee that is equal to a percentage of the Fund’s daily net assets that declines from 0.82% to 0.65% as the Fund’s net assets increase. The annualized effective management services fee rate for the six months ended February 28, 2018 was 0.75% of the Fund’s average daily net assets.
Participating Affiliates
The Investment Manager and its investment advisory affiliates (Affiliates) may coordinate in providing services to their clients. From time to time, the Investment Manager may engage its Affiliates to provide a variety of services such as investment research, investment monitoring, trading and discretionary investment management (including portfolio management) to certain accounts managed by the Investment Manager, including the Fund. These Affiliates will provide services to the Investment Manager pursuant to personnel-sharing agreements or similar inter-company arrangements and the Fund will pay no additional fees and expenses as a result of any such arrangements.
These Affiliates, like the Investment Manager, are direct or indirect subsidiaries of Ameriprise Financial and are registered with the appropriate respective regulators and, where required, the SEC and the Commodity Futures Trading Commission in the United States. Pursuant to some of these arrangements, certain employees of these Affiliates may serve as “associated persons” of the Investment Manager and, in this capacity, subject to the oversight and supervision of the Investment Manager and consistent with the investment objectives, policies and limitations set forth in the Fund’s prospectus and SAI, may provide such services to the Fund on behalf of the Investment Manager.
Compensation of board members
Members of the Board of Trustees who are not officers or employees of the Investment Manager or Ameriprise Financial are compensated for their services to the Fund as disclosed in the Statement of Operations. These members of the Board of Trustees may participate in a Deferred Compensation Plan (the Plan) which may be terminated at any time. Obligations of the Plan will be paid solely out of the Fund’s assets, and all amounts payable under the Plan constitute a general unsecured obligation of the Fund.
Compensation of Chief Compliance Officer
The Board of Trustees has appointed a Chief Compliance Officer to the Fund in accordance with federal securities regulations. As disclosed in the Statement of Operations, a portion of the Chief Compliance Officer’s total compensation is allocated to the Fund, along with other allocations to affiliated funds governed by the Board of Trustees, based on relative net assets.
Columbia Mid Cap Growth Fund | Semiannual Report 2018	27

Notes to Financial Statements  (continued)
February 28, 2018 (Unaudited)
Transfer agency fees
Under a Transfer and Dividend Disbursing Agent Agreement, Columbia Management Investment Services Corp. (the Transfer Agent), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, is responsible for providing transfer agency services to the Fund. The Transfer Agent has contracted with DST Asset Manager Solutions, Inc. (DST) to serve as sub-transfer agent. The Transfer Agent pays the fees of DST for services as sub-transfer agent and DST is not entitled to reimbursement for such fees from the Fund (with the exception of out-of-pocket fees).
The Fund pays the Transfer Agent a monthly transfer agency fee based on the number or the average value of accounts, depending on the type of account. In addition, the Fund pays the Transfer Agent a fee for shareholder services based on the number of accounts or on a percentage of the average aggregate value of the Fund’s shares maintained in omnibus accounts up to the lesser of the amount charged by the financial intermediary or a cap established by the Board of Trustees from time to time.
The Transfer Agent also receives compensation from the Fund for various shareholder services and reimbursements for certain out-of-pocket fees. Total transfer agency fees for Class K, Institutional 2 Class and Institutional 3 Class shares are subject to an annual limitation of not more than 0.07%, 0.07% and 0.02%, respectively, of the average daily net assets attributable to each share class.
For the six months ended February 28, 2018, the Fund’s annualized effective transfer agency fee rates as a percentage of average daily net assets of each class were as follows:
Effective rate (%)
Class A	0.14
Advisor Class	0.14
Class C	0.14
Institutional Class	0.14
Institutional 2 Class	0.06
Institutional 3 Class	0.01
Class K	0.06
Class R	0.14
Class T	0.14
Class V	0.14
The Fund and certain other associated investment companies have severally, but not jointly, guaranteed the performance and observance of all the terms and conditions of a lease entered into by Seligman Data Corp. (SDC), the former transfer agent, including the payment of rent by SDC (the Guaranty). SDC was the legacy Seligman funds’ former transfer agent.
The lease and the Guaranty expire in January 2019. At February 28, 2018, the Fund’s total potential future obligation over the life of the Guaranty is $39,679. The liability remaining at February 28, 2018 for non-recurring charges associated with the lease amounted to $16,607 and is recorded as a part of the payable for other expenses in the Statement of Assets and Liabilities. SDC is owned by six associated investment companies, including the Fund. The Fund’s ownership interest in SDC at February 28, 2018 is recorded as a part of other assets in the Statement of Assets and Liabilities at a cost of $2,199, which approximates the fair value of the ownership interest.
An annual minimum account balance fee of $20 may apply to certain accounts with a value below the applicable share class’s initial minimum investment requirements to reduce the impact of small accounts on transfer agency fees. These minimum account balance fees are remitted to the Fund and recorded as part of expense reductions in the Statement of Operations. For the six months ended February 28, 2018, no minimum account balance fees were charged by the Fund.
Plan administration fees
Under a Plan Administration Services Agreement with the Transfer Agent, the Fund pays an annual fee at a rate of 0.25% of the Fund’s average daily net assets attributable to Class K shares for the provision of various administrative, recordkeeping, communication and educational services.
28	Columbia Mid Cap Growth Fund | Semiannual Report 2018

Notes to Financial Statements  (continued)
February 28, 2018 (Unaudited)
Distribution and service fees
The Fund has entered into an agreement with Columbia Management Investment Distributors, Inc. (the Distributor), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, for distribution and shareholder services. The Board of Trustees has approved, and the Fund has adopted, distribution and shareholder service plans (the Plans) applicable to certain share classes, which set the distribution and service fees for the Fund. These fees are calculated daily and are intended to compensate the Distributor and/or eligible selling and/or servicing agents for selling shares of the Fund and providing services to investors.
Under the Plans, the Fund pays a monthly service fee to the Distributor at the maximum annual rate of 0.25% of the average daily net assets attributable to Class A, Class C and Class T shares of the Fund. Also under the Plans, the Fund pays a monthly distribution fee to the Distributor at the maximum annual rates of 0.10%, 0.75%, 0.50% and 0.25% of the average daily net assets attributable to Class A, Class C, Class R and Class T shares of the Fund, respectively.
Although the Fund may pay distribution and service fees up to a maximum annual rate of 0.35% of the Fund’s average daily net assets attributable to Class A shares (comprised of up to 0.10% for distribution services and up to 0.25% for shareholder liaison services), the Fund currently limits such fees to an aggregate fee of not more than 0.25% of the Fund’s average daily net assets attributable to Class A shares.
Although the Fund may pay a distribution fee up to 0.25% of the Fund’s average daily net assets attributable to Class T shares and a service fee of up to 0.25% of the Fund’s average daily net assets attributable to Class T shares, the aggregate fee shall not exceed 0.25% of the Fund’s average daily net assets attributable to Class T shares.
Shareholder services fees
The Fund has adopted a shareholder services plan that permits it to pay for certain services provided to Class V shareholders by their selling and/or servicing agents. The Fund may pay shareholder servicing fees up to an aggregate annual rate of 0.50% of the Fund’s average daily net assets attributable to Class V shares (comprised of up to 0.25% for shareholder liaison services and up to 0.25% for administrative support services). These fees are currently limited to an aggregate annual rate of not more than 0.25% of the Fund’s average daily net assets attributable to Class V shares.
Sales charges
Sales charges, including front-end charges and CDSCs, received by the Distributor for distributing Fund shares for the six months ended February 28, 2018, if any, are listed below:
Amount ($)
Class A	90,658
Class C	321
Class V	97
Columbia Mid Cap Growth Fund | Semiannual Report 2018	29

Notes to Financial Statements  (continued)
February 28, 2018 (Unaudited)
Expenses waived/reimbursed by the Investment Manager and its affiliates
The Investment Manager and certain of its affiliates have contractually agreed to waive fees and/or reimburse expenses (excluding certain fees and expenses described below) for the period(s) disclosed below, unless sooner terminated at the sole discretion of the Board of Trustees, so that the Fund’s net operating expenses, after giving effect to fees waived/expenses reimbursed and any balance credits and/or overdraft charges from the Fund’s custodian, do not exceed the following annual rate(s) as a percentage of the class’ average daily net assets:
	January 1, 2018 through December 31, 2018	Prior to January 1, 2018
Class A	1.30%	1.30%
Advisor Class	1.05	1.05
Class C	2.05	2.05
Institutional Class	1.05	1.05
Institutional 2 Class	0.96	0.995
Institutional 3 Class	0.92	0.945
Class K	1.21	1.245
Class R	1.55	1.55
Class T	1.30	1.30
Class V	1.30	1.30
Under the agreement governing these fee waivers and/or expense reimbursement arrangements, the following fees and expenses are excluded from the waiver/reimbursement commitment, and therefore will be paid by the Fund, if applicable: taxes (including foreign transaction taxes), expenses associated with investments in affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange-traded funds), transaction costs and brokerage commissions, costs related to any securities lending program, dividend expenses associated with securities sold short, inverse floater program fees and expenses, transaction charges and interest on borrowed money, interest, infrequent and/or unusual expenses and any other expenses the exclusion of which is specifically approved by the Board of Trustees. This agreement may be modified or amended only with approval from the Investment Manager, certain of its affiliates and the Fund. Any fees waived and/or expenses reimbursed under the expense reimbursement arrangements described above are not recoverable by the Investment Manager or its affiliates in future periods.
Note 4. Federal tax information
The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP because of temporary or permanent book to tax differences.
At February 28, 2018, the approximate cost of all investments for federal income tax purposes and the aggregate gross approximate unrealized appreciation and depreciation based on that cost was:
Federal tax cost ($)	Gross unrealized appreciation ($)	Gross unrealized (depreciation) ($)	Net unrealized appreciation ($)
1,706,875,000	157,313,000	(25,478,000)	131,835,000
Tax cost of investments and unrealized appreciation/(depreciation) may also include timing differences that do not constitute adjustments to tax basis.
Management of the Fund has concluded that there are no significant uncertain tax positions in the Fund that would require recognition in the financial statements. However, management’s conclusion may be subject to review and adjustment at a later date based on factors including, but not limited to, new tax laws, regulations, and administrative interpretations (including relevant court decisions). Generally, the Fund’s federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.
30	Columbia Mid Cap Growth Fund | Semiannual Report 2018

Notes to Financial Statements  (continued)
February 28, 2018 (Unaudited)
Note 5. Portfolio information
The cost of purchases and proceeds from sales of securities, excluding short-term investments and derivatives, if any, aggregated to $2,100,027,282 and $2,218,203,279, respectively, for the six months ended February 28, 2018. The amount of purchase and sale activity impacts the portfolio turnover rate reported in the Financial Highlights.
Note 6. Affiliated money market fund
The Fund invests in Columbia Short-Term Cash Fund, an affiliated money market fund established for the exclusive use by the Fund and other affiliated funds (the Affiliated MMF). The income earned by the Fund from such investments is included as Dividends - affiliated issuers in the Statement of Operations. As an investing fund, the Fund indirectly bears its proportionate share of the expenses of the Affiliated MMF. The Affiliated MMF prices its shares with a floating net asset value. In addition, the Board of Trustees of the Affiliated MMF may impose a fee on redemptions (sometimes referred to as a liquidity fee) or temporarily suspend redemptions (sometimes referred to as imposing a redemption gate) in the event its liquidity falls below regulatory limits.
Note 7. Line of credit
The Fund has access to a revolving credit facility with a syndicate of banks led by Citibank, N.A., HSBC Bank USA, N.A. and JPMorgan Chase Bank, N.A. whereby the Fund may borrow for the temporary funding of shareholder redemptions or for other temporary or emergency purposes. The credit facility, which is a collective agreement between the Fund and certain other funds managed by the Investment Manager, severally and not jointly, permits collective borrowings up to $1 billion. Interest is charged to each participating fund based on its borrowings at a rate equal to the higher of (i) the overnight federal funds rate plus 1.00% or (ii) the one-month LIBOR rate plus 1.00%. Each borrowing under the credit facility matures no later than 60 days after the date of borrowing. The Fund also pays a commitment fee equal to its pro rata share of the amount of the credit facility at a rate of 0.15% per annum. The commitment fee is included in other expenses in the Statement of Operations.
The Fund had no borrowings during the six months ended February 28, 2018.
Note 8. Significant risks
Consumer discretionary sector risk
The Fund may be more susceptible to the particular risks that may affect companies in the consumer discretionary sector than if it were invested in a wider variety of companies in unrelated sectors. Companies in the consumer discretionary sector are subject to certain risks, including fluctuations in the performance of the overall domestic and international economy, interest rate changes, increased competition and consumer confidence. Performance of such companies may be affected by factors including reduced disposable household income, reduced consumer spending, changing demographics and consumer tastes.
Shareholder concentration risk
At February 28, 2018, affiliated shareholders of record owned 32.1% of the outstanding shares of the Fund in one or more accounts. Subscription and redemption activity by concentrated accounts may have a significant effect on the operations of the Fund. In the case of a large redemption, the Fund may be forced to sell investments at inopportune times, including its liquid positions, which may result in Fund losses and the Fund holding a higher percentage of less liquid positions. Large redemptions could result in decreased economies of scale and increased operating expenses for non-redeeming Fund shareholders.
Technology and technology-related investment risk
The Fund may be more susceptible to the particular risks that may affect companies in the information technology sector, as well as other technology-related sectors (collectively, the technology sectors) than if it were invested in a wider variety of companies in unrelated sectors. Companies in the technology sectors are subject to certain risks, including the risk that new services, equipment or technologies will not be accepted by consumers and businesses or will become rapidly obsolete. Performance of such companies may be affected by factors including obtaining and protecting patents (or the failure to do so)
Columbia Mid Cap Growth Fund | Semiannual Report 2018	31

Notes to Financial Statements  (continued)
February 28, 2018 (Unaudited)
and significant competitive pressures, including aggressive pricing of their products or services, new market entrants, competition for market share and short product cycles due to an accelerated rate of technological developments. Such competitive pressures may lead to limited earnings and/or falling profit margins. As a result, the value of their securities may fall or fail to rise. In addition, many technology sector companies have limited operating histories and prices of these companies’ securities historically have been more volatile than other securities, especially over the short term.
Note 9. Subsequent events
Management has evaluated the events and transactions that have occurred through the date the financial statements were issued and noted no items requiring adjustment of the financial statements or additional disclosure.
Note 10. Information regarding pending and settled legal proceedings
Ameriprise Financial and certain of its affiliates have historically been involved in a number of legal, arbitration and regulatory proceedings, including routine litigation, class actions, and governmental actions, concerning matters arising in connection with the conduct of their business activities. Ameriprise Financial believes that the Fund is not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the Fund or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Fund. Ameriprise Financial is required to make quarterly (10-Q), annual (10-K) and, as necessary, 8-K filings with the Securities and Exchange Commission (SEC) on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.
There can be no assurance that these matters, or the adverse publicity associated with them, will not result in increased Fund redemptions, reduced sale of Fund shares or other adverse consequences to the Fund. Further, although we believe proceedings are not likely to have a material adverse effect on the Fund or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Fund, these proceedings are subject to uncertainties and, as such, we are unable to estimate the possible loss or range of loss that may result. An adverse outcome in one or more of these proceedings could result in adverse judgments, settlements, fines, penalties or other relief that could have a material adverse effect on the consolidated financial condition or results of operations of Ameriprise Financial.
32	Columbia Mid Cap Growth Fund | Semiannual Report 2018

Additional information
The Fund mails one shareholder report to each shareholder address. If you would like more than one report, please call shareholder services at 800.345.6611 and additional reports will be sent to you.
Proxy voting policies and procedures
The policy of the Board of Trustees is to vote the proxies of the companies in which the Fund holds investments consistent with the procedures as stated in the Statement of Additional Information (SAI). You may obtain a copy of the SAI without charge by calling 800.345.6611; contacting your financial intermediary; visiting investor.columbiathreadneedleus.com; or searching the website of the Securities and Exchange Commission (SEC) at sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities is filed with the SEC by August 31st for the most recent 12-month period ending June 30th of that year, and is available without charge by visiting investor.columbiathreadneedleus.com, or searching the website of the SEC at sec.gov.
Quarterly schedule of investments
The Fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Form N-Q is available on the SEC’s website at sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 800.SEC.0330. The Fund’s complete schedule of portfolio holdings, as filed on Form N-Q, can also be obtained without charge, upon request, by calling 800.345.6611.
Additional Fund information
For more information about the Fund, please visit investor.columbiathreadneedleus.com or call 800.345.6611. Customer Service Representatives are available to answer your questions Monday through Friday from 8 a.m. to 7 p.m. Eastern time.
Fund investment manager
Columbia Management Investment Advisers, LLC
225 Franklin Street
Boston, MA 02110
Fund distributor
Columbia Management Investment Distributors, Inc.
225 Franklin Street
Boston, MA 02110
Fund transfer agent
Columbia Management Investment Services Corp.
P.O. Box 8081
Boston, MA 02266-8081
Columbia Mid Cap Growth Fund | Semiannual Report 2018	33

Columbia Mid Cap Growth Fund
P.O. Box 8081
Boston, MA 02266-8081

Please read and consider the investment objectives, risks, charges and expenses for any fund carefully before investing. For a prospectus and summary prospectus, which contains this and other important information about the Fund, go to
investor.columbiathreadneedleus.com. The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.
Columbia Threadneedle Investments (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies. All rights reserved. Columbia Management Investment Distributors, Inc., 225 Franklin Street, Boston, MA 02110-2804
© 2018 Columbia Management Investment Advisers, LLC.
investor.columbiathreadneedleus.com
SAR194_08_H01_(04/18)

SemiAnnual Report
February 28, 2018
Columbia Disciplined Small Core Fund
Not FDIC Insured • No bank guarantee • May lose value

President’s Message
Dear Shareholders,
The year 2017 was an extraordinary year in the financial markets. The S&P 500 Index didn’t experience a single down month and returned over 20% during the 12-month period. The index continued this trend into January 2018, which marked the fastest start for the index ever. Low volatility, which had been a feature of the U.S. equity market for the last several years, along with the surge in the S&P 500 Index, seemingly drove investor sentiment to very high levels. This arguably set the stage for an overdue correction, which we witnessed in February 2018.
A return to volatility
There have been few periods of market upheaval such as were experienced in the first part of 2018. While investors were taken by surprise by the sudden and pronounced market swings, the return to some level of volatility actually marked a resumption of relatively normal market conditions. Having said that, it’s important to distinguish between a good technical correction where excess enthusiasm in the marketplace is being let out, versus a real change in the underlying fundamentals – things like an underperforming economy or weaker corporate earnings. Our view is that the recent market volatility falls into the former category, and the fundamentals remain strong. We’re continuing to see improvements in global economic activity, and we’re seeing corporate earnings expectations continue to rise – and not just because of tax reform.
Consistency is more important than ever
It’s important to keep in mind that when it comes to long-term investing, it’s the destination, not the journey that matters most. If you have a financial goal that you’ve worked out with your financial advisor, and you have a good asset allocation plan to reach it, it’s a question of sticking with your plan rather than become focused on near-term volatility. Bouts of volatility are normal. After all, it’s hard to cross the ocean without hitting an occasional rough patch. You need to focus on the destination.
One final thought. In weathering volatility, it’s the consistency of the return that is essential. Investors who chase higher returns are usually the first to sell when an investment goes through a bad patch, and they therefore don’t tend to benefit from the recovery. More disciplined investors who perhaps panic less or not at all during periods of volatility, tend to have improved long-term results and are more likely to reach their financial goals. Nothing is more important to us than making sure those who have entrusted us to protect and grow their assets are able to do what matters most to them.
Your success is our priority. Talk to your financial advisor about how working with Columbia Threadneedle Investments may help you position your portfolio for consistent, sustainable outcomes, no matter the market conditions.
Sincerely,
Christopher O. Petersen
President, Columbia Funds
The S&P 500 Index, an unmanaged index, measures the performance of 500 widely held, large-capitalization U.S. stocks and is frequently used as a general measure of market performance. Past performance is no guarantee of future results.
Columbia Funds are distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.
© 2018 Columbia Management Investment Advisers, LLC. All rights reserved.
Columbia Disciplined Small Core Fund   |  Semiannual Report 2018

Columbia Disciplined Small Core Fund  |  Semiannual Report 2018

Fund at a Glance
(Unaudited)
Investment objective
Columbia Disciplined Small Core Fund (the Fund) seeks long-term capital appreciation.
Portfolio management
Brian Condon, CFA
Co-Portfolio Manager
Managed Fund since 2016
Peter Albanese
Co-Portfolio Manager
Managed Fund since 2017
Morningstar style boxTM
The Morningstar Style Box is based on a fund’s portfolio holdings. For equity funds, the vertical axis shows the market capitalization of the stocks owned, and the horizontal axis shows investment style (value, blend, or growth). Information shown is based on the most recent data provided by Morningstar.
© 2018 Morningstar, Inc. All rights reserved. The Morningstar information contained herein: (1) is proprietary to Morningstar and/or its content providers; (2) may not be copied or distributed; and (3) is not warranted to be accurate, complete or timely. Neither Morningstar nor its content providers are responsible for any damages or losses arising from any use of this information.
Average annual total returns (%) (for the period ended February 28, 2018)
		Inception	6 Months cumulative	1 Year	5 Years	10 Years
Class A	Excluding sales charges	11/01/98	5.61	4.01	7.16	7.29
	Including sales charges		-0.51	-1.93	5.90	6.66
Advisor Class*		11/08/12	5.87	4.22	7.44	7.57
Class C	Excluding sales charges	11/18/02	5.36	3.37	6.38	6.51
	Including sales charges		4.62	2.65	6.38	6.51
Institutional Class		12/14/92	5.88	4.31	7.44	7.57
Institutional 2 Class*		11/08/12	5.93	4.40	7.60	7.66
Institutional 3 Class*		11/08/12	5.91	4.40	7.65	7.68
Class T*	Excluding sales charges	09/27/10	5.74	4.01	7.15	7.31
	Including sales charges		3.05	1.41	6.61	7.04
Class V	Excluding sales charges	02/12/93	5.80	3.99	7.17	7.27
	Including sales charges		-0.30	-2.02	5.91	6.63
Russell 2000 Index			8.30	10.51	12.19	9.75
S&P SmallCap 600 Index			10.36	10.29	14.04	11.17
Returns for Class A shares and Class V shares are shown with and without the maximum initial sales charge of 5.75%. Returns for Class C shares are shown with and without the 1.00% contingent deferred sales charge for the first year only. Returns for Class T shares are shown with and without the maximum initial sales charge of 2.50% per transaction. Prior to March 27, 2017, Class T shares were known as Class W shares and were not subject to sales charges. The Fund’s other share classes are not subject to sales charges and have limited eligibility. Effective November 1, 2017, Class R4, Class R5, Class Y and Class Z shares were renamed Advisor Class, Institutional 2 Class, Institutional 3 Class and Institutional Class shares, respectively. Please see the Fund’s prospectus for details. Performance for different share classes will vary based on differences in sales charges and fees associated with each share class. All results shown assume reinvestment of distributions during the period. Returns do not reflect the deduction of taxes that a shareholder may pay on Fund distributions or on the redemption of Fund shares. Performance results reflect the effect of any fee waivers or reimbursements of Fund expenses by Columbia Management Investment Advisers, LLC and/or any of its affiliates. Absent these fee waivers or expense reimbursement arrangements, performance results would have been lower.
The performance information shown represents past performance and is not a guarantee of future results. The investment return and principal value of your investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance information shown. You may obtain performance information current to the most recent month-end by contacting your financial intermediary, visiting investor.columbiathreadneedleus.com or calling 800.345.6611.
*	The returns shown for periods prior to the share class inception date (including returns for the Life of the Fund, if shown, which are since Fund inception) include the returns of the Fund’s oldest share class. These returns are adjusted to reflect any higher class-related operating expenses of the newer share classes, as applicable. Please visit investor.columbiathreadneedleus.com/investment-products/mutual-funds/appended-performance for more information.
The Russell 2000 Index measures the performance of the small-cap segment of the U.S. equity universe. The Russell 2000 is a subset of the Russell 3000 Index representing approximately 10% of the total market capitalization of that index. It includes the securities of approximately 2,000 of the smallest companies in the Russell 3000 Index based on a combination of their market capitalization and current index membership.
The S&P SmallCap 600 Index tracks the performance of 600 domestic companies traded on major stock exchanges. The S&P SmallCap 600 is heavily weighted with the stocks of companies with small market capitalizations.
Indices are not available for investment, are not professionally managed and do not reflect sales charges, fees, brokerage commissions, taxes or other expenses of investing. Securities in the Fund may not match those in an index.
2	Columbia Disciplined Small Core Fund | Semiannual Report 2018

Fund at a Glance   (continued)
(Unaudited)
Top 10 holdings (%) (at February 28, 2018)
Curtiss-Wright Corp.	0.9
Aspen Technology, Inc.	0.9
MGIC Investment Corp.	0.8
EMCOR Group, Inc.	0.8
Hancock Holding Co.	0.8
Pra Health Sciences, Inc.	0.8
Trinseo SA	0.7
Deckers Outdoor Corp.	0.7
Essent Group Ltd.	0.7
Louisiana-Pacific Corp.	0.7
Percentages indicated are based upon total investments (excluding Money Market Funds).
For further detail about these holdings, please refer to the section entitled “Portfolio of Investments.”
Fund holdings are as of the date given, are subject to change at any time, and are not recommendations to buy or sell any security.
Portfolio breakdown (%) (at February 28, 2018)
Common Stocks	97.8
Money Market Funds	2.2
Total	100.0
Percentages indicated are based upon total investments. The Fund’s portfolio composition is subject to change.
Equity sector breakdown (%) (at February 28, 2018)
Consumer Discretionary	12.5
Consumer Staples	2.8
Energy	3.6
Financials	18.5
Health Care	16.1
Industrials	14.8
Information Technology	17.8
Materials	4.6
Real Estate	5.6
Telecommunication Services	0.7
Utilities	3.0
Total	100.0
Percentages indicated are based upon total equity investments. The Fund’s portfolio composition is subject to change.

Columbia Disciplined Small Core Fund | Semiannual Report 2018	3

Understanding Your Fund’s Expenses
(Unaudited)
As an investor, you incur two types of costs. There are transaction costs, which generally include sales charges on purchases and may include redemption fees. There are also ongoing costs, which generally include management fees, distribution and/or service fees, and other fund expenses. The following information is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to help you compare these costs with the ongoing costs of investing in other mutual funds.
Analyzing your Fund’s expenses
To illustrate these ongoing costs, we have provided examples and calculated the expenses paid by investors in each share class of the Fund during the period. The actual and hypothetical information in the table is based on an initial investment of $1,000 at the beginning of the period indicated and held for the entire period. Expense information is calculated two ways and each method provides you with different information. The amount listed in the “Actual” column is calculated using the Fund’s actual operating expenses and total return for the period. You may use the Actual information, together with the amount invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the results by the expenses paid during the period under the “Actual” column. The amount listed in the “Hypothetical” column assumes a 5% annual rate of return before expenses (which is not the Fund’s actual return) and then applies the Fund’s actual expense ratio for the period to the hypothetical return. You should not use the hypothetical account values and expenses to estimate either your actual account balance at the end of the period or the expenses you paid during the period. See “Compare with other funds” below for details on how to use the hypothetical data.
Compare with other funds
Since all mutual funds are required to include the same hypothetical calculations about expenses in shareholder reports, you can use this information to compare the ongoing cost of investing in the Fund with other funds. To do so, compare the hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. As you compare hypothetical examples of other funds, it is important to note that hypothetical examples are meant to highlight the ongoing costs of investing in a fund only and do not reflect any transaction costs, such as sales charges, or redemption or exchange fees. Therefore, the hypothetical calculations are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. If transaction costs were included in these calculations, your costs would be higher.
September 1, 2017 — February 28, 2018
	Account value at the beginning of the period ($)		Account value at the end of the period ($)		Expenses paid during the period ($)		Fund’s annualized expense ratio (%)
	Actual	Hypothetical	Actual	Hypothetical	Actual	Hypothetical	Actual
Class A	1,000.00	1,000.00	1,056.10	1,017.95	7.04	6.90	1.38
Advisor Class (formerly Class R4)	1,000.00	1,000.00	1,058.70	1,019.19	5.77	5.66	1.13
Class C	1,000.00	1,000.00	1,053.60	1,014.23	10.85	10.64	2.13
Institutional Class (formerly Class Z)	1,000.00	1,000.00	1,058.80	1,019.19	5.77	5.66	1.13
Institutional 2 Class (formerly Class R5)	1,000.00	1,000.00	1,059.30	1,019.79	5.16	5.06	1.01
Institutional 3 Class (formerly Class Y)	1,000.00	1,000.00	1,059.10	1,020.03	4.90	4.81	0.96
Class T	1,000.00	1,000.00	1,057.40	1,017.95	7.04	6.90	1.38
Class V	1,000.00	1,000.00	1,058.00	1,017.95	7.04	6.90	1.38
Expenses paid during the period are equal to the annualized expense ratio for each class as indicated above, multiplied by the average account value over the period and then multiplied by the number of days in the Fund’s most recent fiscal half year and divided by 365.
Expenses do not include fees and expenses incurred indirectly by the Fund from its investment in underlying funds, including affiliated and non-affiliated pooled investment vehicles, such as mutual funds and exchange-traded funds.
Had Columbia Management Investment Advisers, LLC and/or certain of its affiliates not waived/reimbursed certain fees and expenses, account value at the end of the period would have been reduced.
4	Columbia Disciplined Small Core Fund | Semiannual Report 2018

Portfolio of Investments
February 28, 2018 (Unaudited)
(Percentages represent value of investments compared to net assets)
Common Stocks 98.7%
Issuer	Shares	Value ($)
Consumer Discretionary 12.3%
Auto Components 1.1%
Dana, Inc.	15,900	422,463
Dorman Products, Inc.(a)	17,000	1,173,000
Tenneco, Inc.	7,500	394,125
Total		1,989,588
Automobiles 0.6%
Winnebago Industries, Inc.	23,900	1,040,845
Diversified Consumer Services 1.6%
Adtalem Global Education, Inc.(a)	28,300	1,303,215
Sotheby’s (a)	17,900	826,622
Weight Watchers International, Inc.(a)	12,500	845,250
Total		2,975,087
Hotels, Restaurants & Leisure 1.9%
Bloomin’ Brands, Inc.	24,300	561,087
Brinker International, Inc.	5,800	199,694
Cracker Barrel Old Country Store, Inc.	6,350	991,235
Ruth’s Hospitality Group, Inc.	49,800	1,222,590
Sonic Corp.	25,600	643,072
Total		3,617,678
Household Durables 1.0%
La-Z-Boy, Inc.	36,100	1,108,270
Zagg, Inc.(a)	56,900	856,345
Total		1,964,615
Internet & Direct Marketing Retail 0.7%
Nutrisystem, Inc.	4,400	135,300
PetMed Express, Inc.	24,200	1,093,598
Total		1,228,898
Leisure Products 0.3%
Sturm Ruger & Co., Inc.	13,100	563,955
Media 1.3%
Entravision Communications Corp., Class A	149,500	964,275
Gannett Co., Inc.	107,100	1,075,284
Gray Television, Inc.(a)	30,800	425,040
Total		2,464,599
Common Stocks (continued)
Issuer	Shares	Value ($)
Specialty Retail 2.5%
Buckle, Inc. (The)	11,000	231,550
Finish Line, Inc., Class A (The)	76,400	811,368
Hibbett Sports, Inc.(a)	32,700	842,025
Restoration Hardware Holdings, Inc.(a)	12,800	1,086,464
Sleep Number Corp.(a)	32,600	1,122,744
Tailored Brands, Inc.	10,100	236,441
Tilly’s, Inc.	20,600	268,830
Total		4,599,422
Textiles, Apparel & Luxury Goods 1.3%
Deckers Outdoor Corp.(a)	14,500	1,371,410
Movado Group, Inc.	36,200	1,122,200
Total		2,493,610
Total Consumer Discretionary		22,938,297
Consumer Staples 2.7%
Beverages 0.4%
Boston Beer Co., Inc. (The), Class A(a)	4,400	717,420
Food & Staples Retailing 0.6%
Ingles Markets, Inc., Class A	8,900	286,580
SUPERVALU, Inc.(a)	21,000	298,830
United Natural Foods, Inc.(a)	14,300	610,181
Total		1,195,591
Food Products 1.0%
John B. Sanfilippo & Son, Inc.	13,900	802,586
Sanderson Farms, Inc.	9,200	1,132,980
Total		1,935,566
Household Products 0.3%
Central Garden & Pet Co., Class A(a)	15,600	565,344
Personal Products 0.4%
Usana Health Sciences, Inc.(a)	8,480	647,872
Total Consumer Staples		5,061,793

The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Disciplined Small Core Fund | Semiannual Report 2018	5

Portfolio of Investments  (continued)
February 28, 2018 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Energy 3.6%
Energy Equipment & Services 1.9%
Archrock, Inc.	87,000	826,500
Exterran Corp.(a)	36,600	946,842
McDermott International, Inc.(a)	112,800	823,440
Rowan Companies PLC, Class A(a)	81,000	984,960
Total		3,581,742
Oil, Gas & Consumable Fuels 1.7%
Arch Coal, Inc.	1,400	133,994
CVR Energy, Inc.	12,400	367,288
Par Pacific Holdings, Inc.(a)	20,800	354,016
Peabody Energy Corp.	8,300	337,893
REX American Resources Corp.(a)	11,000	887,920
Ultra Petroleum Corp.(a)	133,300	491,877
W&T Offshore, Inc.(a)	140,500	546,545
Total		3,119,533
Total Energy		6,701,275
Financials 18.3%
Banks 8.5%
BancFirst Corp.	4,400	234,300
Bancorp, Inc. (The)(a)	38,900	411,173
Cathay General Bancorp	30,600	1,256,436
Central Pacific Financial Corp.	4,270	119,005
CoBiz Financial, Inc.	2,600	49,296
Customers Bancorp, Inc.(a)	33,950	996,093
Eagle Bancorp, Inc.(a)	2,100	128,205
Enterprise Financial Services Corp.	7,900	370,115
First Citizens BancShares Inc., Class A	3,250	1,323,075
First Financial Bancorp	40,000	1,088,000
First Merchants Corp.	23,400	967,122
Hancock Holding Co.	26,900	1,390,730
Heritage Financial Corp.	31,900	949,025
Hope Bancorp, Inc.	31,100	561,666
International Bancshares Corp.	22,300	861,895
OFG Bancorp	15,000	161,250
Preferred Bank/Los Angeles	17,500	1,090,775
S&T Bancorp, Inc.	26,700	1,053,582
Sandy Spring Bancorp, Inc.	2,400	93,024
Common Stocks (continued)
Issuer	Shares	Value ($)
Triumph Bancorp, Inc.(a)	8,600	352,170
Valley National Bancorp	83,200	1,037,504
Wintrust Financial Corp.	16,000	1,352,160
Total		15,846,601
Capital Markets 1.3%
Cohen & Steers, Inc.	25,400	1,016,000
Houlihan Lokey, Inc.	14,900	691,658
Waddell & Reed Financial, Inc., Class A	37,100	742,000
Total		2,449,658
Consumer Finance 1.2%
Green Dot Corp., Class A(a)	19,600	1,276,548
Nelnet, Inc., Class A	18,650	1,032,091
Total		2,308,639
Insurance 2.3%
American Equity Investment Life Holding Co.	38,400	1,175,424
CNO Financial Group, Inc.	55,400	1,248,716
Health Insurance Innovations, Inc., Class A(a)	27,200	848,640
Third Point Reinsurance Ltd.(a)	8,000	111,200
Universal Insurance Holdings, Inc.	27,400	802,820
Total		4,186,800
Mortgage Real Estate Investment Trusts (REITS) 1.0%
AG Mortgage Investment Trust, Inc.	14,200	232,312
ARMOUR Residential REIT, Inc.	35,800	766,836
Invesco Mortgage Capital, Inc.	61,700	948,329
Total		1,947,477
Thrifts & Mortgage Finance 4.0%
Essent Group Ltd.(a)	30,400	1,370,736
Federal Agricultural Mortgage Corp.	14,000	1,064,840
Flagstar Bancorp, Inc.(a)	26,650	939,679
MGIC Investment Corp.(a)	105,500	1,454,845
Radian Group, Inc.	17,800	365,256
Walker & Dunlop, Inc.	22,500	1,087,425
Washington Federal, Inc.	31,800	1,103,460
Total		7,386,241
Total Financials		34,125,416

The accompanying Notes to Financial Statements are an integral part of this statement.
6	Columbia Disciplined Small Core Fund | Semiannual Report 2018

Portfolio of Investments  (continued)
February 28, 2018 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Health Care 15.9%
Biotechnology 6.0%
Alder Biopharmaceuticals, Inc.(a)	56,961	791,758
Atara Biotherapeutics, Inc.(a)	21,300	820,582
bluebird bio, Inc.(a)	4,840	972,840
Blueprint Medicines Corp.(a)	6,600	571,296
Clovis Oncology, Inc.(a)	6,100	354,227
Coherus Biosciences, Inc.(a)	11,100	109,890
Dynavax Technologies Corp.(a)	26,490	427,814
Eagle Pharmaceuticals, Inc.(a)	2,300	129,122
Global Blood Therapeutics, Inc.(a)	5,300	310,845
Immunomedics, Inc.(a)	40,700	688,237
Insmed, Inc.(a)	21,550	521,726
Jounce Therapeutics, Inc.(a)	22,313	470,358
Keryx Biopharmaceuticals, Inc.(a)	64,455	295,848
Loxo Oncology, Inc.(a)	6,200	689,564
NewLink Genetics Corp.(a)	42,400	304,432
Nightstar Therapeutics PLC, ADR(a)	23,022	290,538
OncoMed Pharmaceuticals, Inc.(a)	65,000	151,450
Ovid Therapeutics, Inc.(a)	44,318	292,056
Puma Biotechnology, Inc.(a)	10,095	659,708
Sage Therapeutics, Inc.(a)	6,680	1,077,885
Spark Therapeutics, Inc.(a)	10,735	612,968
TESARO, Inc.(a)	11,125	614,434
Total		11,157,578
Health Care Equipment & Supplies 3.4%
Analogic Corp.	13,815	1,153,553
Angiodynamics, Inc.(a)	43,200	703,728
Haemonetics Corp.(a)	18,700	1,325,830
Integer Holdings Corp.(a)	22,600	1,153,730
Lantheus Holdings, Inc.(a)	50,104	766,591
Masimo Corp.(a)	14,550	1,273,561
Total		6,376,993
Health Care Providers & Services 3.1%
Chemed Corp.	525	136,306
Diplomat Pharmacy, Inc.(a)	48,800	1,016,992
Molina Healthcare, Inc.(a)	16,875	1,220,062
Providence Service Corp. (The)(a)	18,400	1,169,504
Common Stocks (continued)
Issuer	Shares	Value ($)
Tivity Health, Inc.(a)	30,400	1,171,920
Triple-S Management Corp., Class B(a)	40,850	992,655
Total		5,707,439
Life Sciences Tools & Services 0.8%
Medpace Holdings, Inc.(a)	3,600	115,380
Pra Health Sciences, Inc.(a)	16,550	1,390,200
Total		1,505,580
Pharmaceuticals 2.6%
Aerie Pharmaceuticals, Inc.(a)	11,110	568,276
Corcept Therapeutics, Inc.(a)	55,900	849,121
Lannett Co., Inc.(a)	58,300	932,800
Nektar Therapeutics(a)	1,500	129,840
Odonate Therapeutics, Inc.(a)	18,700	504,713
Pacira Pharmaceuticals, Inc.(a)	14,300	447,590
Phibro Animal Health Corp., Class A	25,400	976,630
Supernus Pharmaceuticals, Inc.(a)	12,555	488,390
Total		4,897,360
Total Health Care		29,644,950
Industrials 14.6%
Aerospace & Defense 0.9%
Curtiss-Wright Corp.	12,550	1,693,999
Air Freight & Logistics 0.3%
Forward Air Corp.	9,000	486,000
Building Products 1.0%
Caesarstone Ltd.	30,400	658,160
Continental Building Product(a)	43,800	1,191,360
Total		1,849,520
Commercial Services & Supplies 2.3%
ACCO Brands Corp.	82,200	1,039,830
Brady Corp., Class A	7,400	276,760
Essendant, Inc.	75,600	600,264
MSA Safety, Inc.	15,200	1,225,576
Quad/Graphics, Inc.	8,100	213,759
SP Plus Corp.(a)	25,600	921,600
Total		4,277,789

The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Disciplined Small Core Fund | Semiannual Report 2018	7

Portfolio of Investments  (continued)
February 28, 2018 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Construction & Engineering 1.8%
Comfort Systems U.S.A., Inc.	9,200	377,660
EMCOR Group, Inc.	18,400	1,404,104
KBR, Inc.	40,800	617,712
Primoris Services Corp.	41,500	1,033,350
Total		3,432,826
Electrical Equipment 1.1%
Atkore International Group, Inc.(a)	42,600	926,124
Generac Holdings, Inc.(a)	26,500	1,178,720
Total		2,104,844
Machinery 4.3%
Alamo Group, Inc.	10,200	1,133,730
Briggs & Stratton Corp.	14,800	332,704
Global Brass & Copper Holdings, Inc.	33,200	939,560
Harsco Corp.(a)	54,100	1,095,525
Hillenbrand, Inc.	26,900	1,180,910
Kadant, Inc.	9,300	887,220
RBC Bearings, Inc.(a)	5,000	602,500
SPX FLOW, Inc.(a)	17,200	838,672
Wabash National Corp.	44,121	964,044
Total		7,974,865
Professional Services 0.7%
Korn/Ferry International	8,700	364,617
RPX Corp.	78,700	789,361
TrueBlue, Inc.(a)	6,900	187,680
Total		1,341,658
Road & Rail 0.9%
ArcBest Corp.	33,600	1,112,160
Saia, Inc.(a)	8,200	595,730
Total		1,707,890
Trading Companies & Distributors 1.3%
Applied Industrial Technologies, Inc.	18,530	1,304,512
Beacon Roofing Supply, Inc.(a)	21,000	1,111,110
Total		2,415,622
Total Industrials		27,285,013
Common Stocks (continued)
Issuer	Shares	Value ($)
Information Technology 17.6%
Communications Equipment 1.7%
CalAmp Corp.(a)	36,200	847,080
Comtech Telecommunications Corp.	47,800	1,056,380
Netscout Systems, Inc.(a)	44,600	1,184,130
Total		3,087,590
Electronic Equipment, Instruments & Components 3.7%
Anixter International, Inc.(a)	10,500	793,275
AVX Corp.	7,600	131,480
Benchmark Electronics, Inc.(a)	36,101	1,083,030
ePlus, Inc.(a)	4,000	306,200
KEMET Corp.(a)	47,000	845,060
Methode Electronics, Inc.	2,500	98,625
Sanmina Corp.(a)	32,285	889,452
Scansource, Inc.(a)	11,200	366,800
Tech Data Corp.(a)	12,600	1,302,084
Vishay Intertechnology, Inc.	62,300	1,146,320
Total		6,962,326
Internet Software & Services 2.6%
j2 Global, Inc.	16,025	1,186,171
New Relic, Inc.(a)	12,600	904,428
Stamps.com, Inc.(a)	6,850	1,308,692
Web.com Group, Inc.(a)	32,300	581,400
Yelp, Inc.(a)	19,000	827,640
Total		4,808,331
IT Services 2.1%
CACI International, Inc., Class A(a)	2,950	439,698
CSG Systems International, Inc.	13,200	616,176
MAXIMUS, Inc.	20,200	1,352,996
Perficient, Inc.(a)	6,900	134,343
Syntel, Inc.(a)	6,300	169,155
Travelport Worldwide Ltd.	33,500	477,375
TTEC Holdings, Inc.	22,100	787,865
Total		3,977,608

The accompanying Notes to Financial Statements are an integral part of this statement.
8	Columbia Disciplined Small Core Fund | Semiannual Report 2018

Portfolio of Investments  (continued)
February 28, 2018 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Semiconductors & Semiconductor Equipment 3.6%
Amkor Technology, Inc.(a)	108,200	1,087,410
Cirrus Logic, Inc.(a)	21,600	957,096
Diodes, Inc.(a)	38,200	1,149,820
Formfactor, Inc.(a)	70,800	927,480
Rudolph Technologies, Inc.(a)	18,800	499,140
Synaptics, Inc.(a)	26,100	1,212,867
Xcerra Corp.(a)	85,742	857,420
Total		6,691,233
Software 3.9%
Aspen Technology, Inc.(a)	20,750	1,603,560
Imperva, Inc.(a)	25,900	1,208,235
MicroStrategy, Inc., Class A(a)	5,250	671,895
Paycom Software, Inc.(a)	9,400	929,848
Paylocity Holding Corp.(a)	15,000	701,550
Progress Software Corp.	26,900	1,260,803
Proofpoint, Inc.(a)	3,700	396,529
VASCO Data Security International, Inc.(a)	23,800	286,790
Verint Systems, Inc.(a)	6,000	233,400
Total		7,292,610
Total Information Technology		32,819,698
Materials 4.6%
Chemicals 1.6%
Ferro Corp.(a)	5,300	113,367
Innospec, Inc.	12,475	810,251
Kronos Worldwide, Inc.	32,700	701,415
Trinseo SA	17,250	1,373,100
Total		2,998,133
Containers & Packaging 0.3%
Greif, Inc., Class A	8,600	495,102
Metals & Mining 1.3%
Materion Corp.	22,550	1,136,520
Warrior Met Coal, Inc.	40,000	1,248,400
Total		2,384,920
Common Stocks (continued)
Issuer	Shares	Value ($)
Paper & Forest Products 1.4%
Boise Cascade Co.	27,700	1,116,310
Louisiana-Pacific Corp.	47,600	1,356,600
Verso Corp., Class A(a)	8,300	145,582
Total		2,618,492
Total Materials		8,496,647
Real Estate 5.5%
Equity Real Estate Investment Trusts (REITS) 5.0%
CareTrust REIT, Inc.	26,600	352,450
CorEnergy Infrastructure Trust, Inc.	28,806	1,033,271
DiamondRock Hospitality Co.	71,400	733,992
Four Corners Property Trust, Inc.	7,600	166,896
Lexington Realty Trust	59,700	475,212
National Health Investors, Inc.	17,200	1,115,764
Pebblebrook Hotel Trust	33,400	1,135,934
PotlatchDeltic Corp.	2,000	102,300
Preferred Apartment Communities, Inc., Class A	17,100	238,203
PS Business Parks, Inc.	9,430	1,045,410
Ryman Hospitality Properties, Inc.	7,400	510,304
Summit Hotel Properties, Inc.	60,757	800,170
Tier REIT, Inc.	26,100	484,938
Xenia Hotels & Resorts, Inc.	57,500	1,131,025
Total		9,325,869
Real Estate Management & Development 0.5%
HFF, Inc., Class A	22,600	1,031,916
Total Real Estate		10,357,785
Telecommunication Services 0.7%
Diversified Telecommunication Services 0.1%
ATN International, Inc.	1,700	101,830
Wireless Telecommunication Services 0.6%
Boingo Wireless, Inc.(a)	43,800	1,159,386
Total Telecommunication Services		1,261,216

The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Disciplined Small Core Fund | Semiannual Report 2018	9

Portfolio of Investments  (continued)
February 28, 2018 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Utilities 2.9%
Electric Utilities 1.3%
Allete, Inc.	9,000	613,350
El Paso Electric Co.	8,400	408,240
IDACORP, Inc.	1,900	153,995
PNM Resources, Inc.	2,900	102,080
Portland General Electric Co.	27,350	1,086,615
Total		2,364,280
Gas Utilities 0.8%
Chesapeake Utilities Corp.	11,975	798,134
Southwest Gas Holdings, Inc.	9,875	650,565
Total		1,448,699
Independent Power and Renewable Electricity Producers 0.5%
Ormat Technologies, Inc.	15,300	957,474
Common Stocks (continued)
Issuer	Shares	Value ($)
Water Utilities 0.3%
SJW Corp.	12,700	672,338
Total Utilities		5,442,791
Total Common Stocks (Cost $160,737,440)		184,134,881

Money Market Funds 2.2%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 1.544%(b),(c)	4,195,925	4,195,505
Total Money Market Funds (Cost $4,195,807)		4,195,505
Total Investments (Cost: $164,933,247)		188,330,386
Other Assets & Liabilities, Net		(1,753,614)
Net Assets		186,576,772

At February 28, 2018, securities and/or cash totaling $224,000 were pledged as collateral.
Investments in derivatives
Long futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
Russell 2000 E-mini	64	03/2018	USD	4,835,840	—	(132,072)
Notes to Portfolio of Investments
(a)	Non-income producing investment.
(b)	The rate shown is the seven-day current annualized yield at February 28, 2018.
(c)	As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended February 28, 2018 are as follows:

Issuer	Beginning shares	Shares purchased	Shares sold	Ending shares	Realized gain (loss) — affiliated issuers ($)	Net change in unrealized appreciation (depreciation) — affiliated issuers ($)	Dividends — affiliated issuers ($)	Value — affiliated issuers at end of period ($)
Columbia Short-Term Cash Fund, 1.544%
	1,952,238	27,139,776	(24,896,089)	4,195,925	(131)	(351)	21,937	4,195,505
Abbreviation Legend
ADR	American Depositary Receipt
Currency Legend
USD	US Dollar
The accompanying Notes to Financial Statements are an integral part of this statement.
10	Columbia Disciplined Small Core Fund | Semiannual Report 2018

Portfolio of Investments  (continued)
February 28, 2018 (Unaudited)
Fair value measurements
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
¦	Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date. Valuation adjustments are not applied to Level 1 investments.
¦	Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
¦	Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Certain investments that have been measured at fair value using the net asset value (NAV) per share (or its equivalent) are not categorized in the fair value hierarchy. The fair value amounts presented in the table are intended to reconcile the fair value hierarchy to the amounts presented in the Portfolio of Investments. The Columbia Short-Term Cash Fund seeks to provide shareholders with maximum current income consistent with liquidity and stability of principal. Columbia Short-Term Cash Fund prices its shares with a floating NAV and no longer seeks to maintain a stable NAV.
Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.
Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.
The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.
For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions. The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value. This data is also used to corroborate, when available, information received from approved pricing vendors and brokers. Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.
The following table is a summary of the inputs used to value the Fund’s investments at February 28, 2018:
	Level 1 quoted prices in active markets for identical assets ($)	Level 2 other significant observable inputs ($)	Level 3 significant unobservable inputs ($)	Investments measured at net asset value ($)	Total ($)
Investments
Common Stocks
Consumer Discretionary	22,938,297	—	—	—	22,938,297
Consumer Staples	5,061,793	—	—	—	5,061,793
Energy	6,701,275	—	—	—	6,701,275
Financials	34,125,416	—	—	—	34,125,416
Health Care	29,644,950	—	—	—	29,644,950
Industrials	27,285,013	—	—	—	27,285,013
Information Technology	32,819,698	—	—	—	32,819,698
Materials	8,496,647	—	—	—	8,496,647
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Disciplined Small Core Fund | Semiannual Report 2018	11

Portfolio of Investments  (continued)
February 28, 2018 (Unaudited)
Fair value measurements  (continued)
	Level 1 quoted prices in active markets for identical assets ($)	Level 2 other significant observable inputs ($)	Level 3 significant unobservable inputs ($)	Investments measured at net asset value ($)	Total ($)
Real Estate	10,357,785	—	—	—	10,357,785
Telecommunication Services	1,261,216	—	—	—	1,261,216
Utilities	5,442,791	—	—	—	5,442,791
Total Common Stocks	184,134,881	—	—	—	184,134,881
Money Market Funds	—	—	—	4,195,505	4,195,505
Total Investments	184,134,881	—	—	4,195,505	188,330,386
Derivatives
Liability
Futures Contracts	(132,072)	—	—	—	(132,072)
Total	184,002,809	—	—	4,195,505	188,198,314
See the Portfolio of Investments for all investment classifications not indicated in the table.
Derivative instruments are valued at unrealized appreciation (depreciation).
There were no transfers of financial assets between levels during the period.
The accompanying Notes to Financial Statements are an integral part of this statement.
12	Columbia Disciplined Small Core Fund | Semiannual Report 2018

Statement of Assets and Liabilities
February 28, 2018 (Unaudited)
Assets
Investments in securities, at value
Unaffiliated issuers (cost $160,737,440)	$184,134,881
Affiliated issuers (cost $4,195,807)	4,195,505
Cash	184
Margin deposits on:
Futures contracts	224,000
Receivable for:
Capital shares sold	30,318
Dividends	93,951
Expense reimbursement due from Investment Manager	212
Prepaid expenses	617
Trustees’ deferred compensation plan	105,393
Other assets	23,966
Total assets	188,809,027
Liabilities
Payable for:
Capital shares purchased	1,983,166
Variation margin for futures contracts	86,720
Management services fees	4,471
Distribution and/or service fees	928
Transfer agent fees	24,599
Compensation of board members	434
Compensation of chief compliance officer	17
Other expenses	26,527
Trustees’ deferred compensation plan	105,393
Total liabilities	2,232,255
Net assets applicable to outstanding capital stock	$186,576,772
Represented by
Paid in capital	154,560,161
Excess of distributions over net investment income	(93,695)
Accumulated net realized gain	8,845,239
Unrealized appreciation (depreciation) on:
Investments - unaffiliated issuers	23,397,441
Investments - affiliated issuers	(302)
Futures contracts	(132,072)
Total - representing net assets applicable to outstanding capital stock	$186,576,772
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Disciplined Small Core Fund | Semiannual Report 2018	13

Statement of Assets and Liabilities  (continued)
February 28, 2018 (Unaudited)
Class A
Net assets	$39,412,003
Shares outstanding	5,442,749
Net asset value per share	$7.24
Maximum offering price per share(a)	$7.68
Advisor Class(b)
Net assets	$1,279,431
Shares outstanding	153,451
Net asset value per share	$8.34
Class C
Net assets	$9,258,763
Shares outstanding	2,419,529
Net asset value per share	$3.83
Institutional Class(c)
Net assets	$31,802,316
Shares outstanding	3,908,211
Net asset value per share	$8.14
Institutional 2 Class(d)
Net assets	$456,923
Shares outstanding	54,355
Net asset value per share	$8.41
Institutional 3 Class(e)
Net assets	$49,984,114
Shares outstanding	5,876,327
Net asset value per share	$8.51
Class T
Net assets	$111,071
Shares outstanding	15,342
Net asset value per share	$7.24
Maximum offering price per share(f)	$7.43
Class V
Net assets	$54,272,151
Shares outstanding	7,998,298
Net asset value per share	$6.79
Maximum offering price per share(g)	$7.20

(a)	The maximum offering price per share is calculated by dividing the net asset value per share by 1.0 minus the maximum sales charge of 5.75% for Class A shares.
(b)	Prior to November 1, 2017, Advisor Class shares were known as Class R4 shares.
(c)	Prior to November 1, 2017, Institutional Class shares were known as Class Z shares.
(d)	Prior to November 1, 2017, Institutional 2 Class shares were known as Class R5 shares.
(e)	Prior to November 1, 2017, Institutional 3 Class shares were known as Class Y shares.
(f)	The maximum offering price per share is calculated by dividing the net asset value per share by 1.0 minus the maximum sales charge of 2.50% per transaction for Class T shares.
(g)	The maximum offering price per share is calculated by dividing the net asset value per share by 1.0 minus the maximum sales charge of 5.75% for Class V shares.
The accompanying Notes to Financial Statements are an integral part of this statement.
14	Columbia Disciplined Small Core Fund | Semiannual Report 2018

Statement of Operations
Six Months Ended February 28, 2018 (Unaudited)
Net investment income
Income:
Dividends — unaffiliated issuers	$1,895,738
Dividends — affiliated issuers	21,937
Foreign taxes withheld	(2,545)
Total income	1,915,130
Expenses:
Management services fees	872,484
Distribution and/or service fees
Class A	58,122
Class C	51,547
Class T	168
Class V	70,643
Transfer agent fees
Class A	45,932
Advisor Class(a)	827
Class C	10,185
Institutional Class(b)	38,336
Institutional 2 Class(c)	434
Institutional 3 Class(d)	2,084
Class T	132
Class V	55,818
Compensation of board members	11,147
Custodian fees	9,110
Printing and postage fees	16,483
Registration fees	60,620
Audit fees	16,265
Legal fees	2,491
Line of credit interest expense	81
Compensation of chief compliance officer	44
Other	9,091
Total expenses	1,332,044
Fees waived or expenses reimbursed by Investment Manager and its affiliates	(35,417)
Fees waived by transfer agent
Institutional 2 Class(c)	(94)
Institutional 3 Class(d)	(1,495)
Total net expenses	1,295,038
Net investment income	620,092
Realized and unrealized gain (loss) — net
Net realized gain (loss) on:
Investments — unaffiliated issuers	12,561,863
Investments — affiliated issuers	(131)
Futures contracts	352,066
Net realized gain	12,913,798
Net change in unrealized appreciation (depreciation) on:
Investments — unaffiliated issuers	(776,923)
Investments — affiliated issuers	(351)
Futures contracts	(101,893)
Net change in unrealized appreciation (depreciation)	(879,167)
Net realized and unrealized gain	12,034,631
Net increase in net assets resulting from operations	$12,654,723

(a)	Prior to November 1, 2017, Advisor Class shares were known as Class R4 shares.
(b)	Prior to November 1, 2017, Institutional Class shares were known as Class Z shares.
(c)	Prior to November 1, 2017, Institutional 2 Class shares were known as Class R5 shares.
(d)	Prior to November 1, 2017, Institutional 3 Class shares were known as Class Y shares.
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Disciplined Small Core Fund | Semiannual Report 2018	15

Statement of Changes in Net Assets
	Six Months Ended February 28, 2018 (Unaudited)	Year Ended August 31, 2017
Operations
Net investment income	$620,092	$886,430
Net realized gain	12,913,798	38,569,067
Net change in unrealized appreciation (depreciation)	(879,167)	(17,341,472)
Net increase in net assets resulting from operations	12,654,723	22,114,025
Distributions to shareholders
Net investment income
Class A	(117,801)	(173,000)
Advisor Class(a)	(3,862)	(9,829)
Class I(b)	—	(274,529)
Institutional Class(c)	(157,929)	(261,063)
Institutional 2 Class(d)	(2,701)	(14,276)
Institutional 3 Class(e)	(288,518)	(36,572)
Class T	(368)	(503)
Class V	(150,990)	(144,072)
Net realized gains
Class A	(8,786,999)	(25,795,429)
Advisor Class(a)	(147,372)	(743,122)
Class B(f)	—	(81,231)
Class C	(3,194,732)	(6,630,145)
Class I(b)	—	(15,779,743)
Institutional Class(c)	(6,027,157)	(19,737,710)
Institutional 2 Class(d)	(84,852)	(886,918)
Institutional 3 Class(e)	(8,389,930)	(2,102,102)
Class T	(27,419)	(75,007)
Class V	(11,262,638)	(21,482,049)
Total distributions to shareholders	(38,643,268)	(94,227,300)
Increase in net assets from capital stock activity	3,322,612	8,949,070
Total decrease in net assets	(22,665,933)	(63,164,205)
Net assets at beginning of period	209,242,705	272,406,910
Net assets at end of period	$186,576,772	$209,242,705
Undistributed (excess of distributions over) net investment income	$(93,695)	$8,382

(a)	Prior to November 1, 2017, Advisor Class shares were known as Class R4 shares.
(b)	Effective March 27, 2017, Class I shares were redeemed or exchanged for Institutional 3 Class shares.
(c)	Prior to November 1, 2017, Institutional Class shares were known as Class Z shares.
(d)	Prior to November 1, 2017, Institutional 2 Class shares were known as Class R5 shares.
(e)	Prior to November 1, 2017, Institutional 3 Class shares were known as Class Y shares.
(f)	Effective July 17, 2017, Class B shares were automatically converted to Class A shares.
The accompanying Notes to Financial Statements are an integral part of this statement.
16	Columbia Disciplined Small Core Fund | Semiannual Report 2018

Statement of Changes in Net Assets   (continued)
	Six Months Ended		Year Ended
	February 28, 2018 (Unaudited)		August 31, 2017
	Shares	Dollars ($)	Shares	Dollars ($)
Capital stock activity
Class A(a)
Subscriptions (b)	421,397	3,249,862	1,395,615	13,466,068
Distributions reinvested	962,296	7,082,498	2,570,210	21,641,165
Redemptions	(1,640,726)	(13,079,389)	(4,567,051)	(41,417,051)
Net decrease	(257,033)	(2,747,029)	(601,226)	(6,309,818)
Advisor Class(c)
Subscriptions	96,205	855,144	48,626	496,792
Distributions reinvested	17,855	151,233	79,677	752,951
Redemptions	(30,910)	(269,556)	(286,796)	(3,010,875)
Net increase (decrease)	83,150	736,821	(158,493)	(1,761,132)
Class B(a)
Subscriptions	—	—	1,583	8,231
Distributions reinvested	—	—	13,901	72,284
Redemptions (b)	—	—	(36,701)	(205,142)
Net decrease	—	—	(21,217)	(124,627)
Class C
Subscriptions	160,049	680,832	301,372	1,668,145
Distributions reinvested	725,953	2,831,219	1,083,432	5,655,516
Redemptions	(488,142)	(2,182,474)	(1,134,058)	(6,899,588)
Net increase	397,860	1,329,577	250,746	424,073
Class I(d)
Subscriptions	—	—	76,704	755,431
Distributions reinvested	—	—	1,707,843	16,053,727
Redemptions	—	—	(5,737,203)	(55,036,426)
Net decrease	—	—	(3,952,656)	(38,227,268)
Institutional Class(e)
Subscriptions	259,121	2,288,787	2,467,312	25,523,795
Distributions reinvested	610,617	5,049,807	1,446,011	13,390,059
Redemptions	(1,628,258)	(15,636,416)	(3,919,368)	(39,174,860)
Net decrease	(758,520)	(8,297,822)	(6,045)	(261,006)
Institutional 2 Class(f)
Subscriptions	10,549	105,209	261,636	2,593,182
Distributions reinvested	10,252	87,553	94,763	901,194
Redemptions	(254,145)	(2,551,696)	(292,523)	(2,896,262)
Net increase (decrease)	(233,344)	(2,358,934)	63,876	598,114
Institutional 3 Class(d),(g)
Subscriptions	78,605	735,395	5,089,953	48,792,250
Distributions reinvested	991,424	8,565,902	222,723	2,138,140
Redemptions	(235,763)	(2,225,939)	(791,106)	(7,979,352)
Net increase	834,266	7,075,358	4,521,570	42,951,038
Class T
Distributions reinvested	3,746	27,568	8,903	74,960
Redemptions	(5,324)	(40,772)	(10,820)	(96,299)
Net decrease	(1,578)	(13,204)	(1,917)	(21,339)
Class V
Subscriptions	403,732	2,791,284	686,076	5,495,087
Distributions reinvested	1,197,764	8,264,569	1,935,736	15,466,654
Redemptions	(454,891)	(3,458,008)	(1,033,029)	(9,280,706)
Net increase	1,146,605	7,597,845	1,588,783	11,681,035
Total net increase	1,211,406	3,322,612	1,683,421	8,949,070

The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Disciplined Small Core Fund | Semiannual Report 2018	17

Statement of Changes in Net Assets   (continued)
(a)	Effective July 17, 2017, Class B shares were automatically converted to Class A shares.
(b)	Includes conversions of Class B shares to Class A shares, if any.
(c)	Prior to November 1, 2017, Advisor Class shares were known as Class R4 shares.
(d)	Effective March 27, 2017, Class I shares were redeemed or exchanged for Institutional 3 Class shares.
(e)	Prior to November 1, 2017, Institutional Class shares were known as Class Z shares.
(f)	Prior to November 1, 2017, Institutional 2 Class shares were known as Class R5 shares.
(g)	Prior to November 1, 2017, Institutional 3 Class shares were known as Class Y shares.
The accompanying Notes to Financial Statements are an integral part of this statement.
18	Columbia Disciplined Small Core Fund | Semiannual Report 2018

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Columbia Disciplined Small Core Fund | Semiannual Report 2018	19

Financial Highlights
The following table is intended to help you understand the Fund’s financial performance. Certain information reflects financial results for a single share of a class held for the periods shown. Per share net investment income (loss) amounts are calculated based on average shares outstanding during the period. Total return assumes reinvestment of all dividends and distributions, if any. Total return does not reflect payment of sales charges, if any. Total return and portfolio turnover are not annualized for periods of less than one year. The portfolio turnover rate is calculated without regard to purchase and sales transactions of short-term instruments and certain derivatives, if any. If such transactions were included, the Fund’s portfolio turnover rate may be higher.
Year ended (except as noted)	Net asset value, beginning of period	Net investment income (loss)	Net realized and unrealized gain (loss)	Total from investment operations	Distributions from net investment income	Distributions from net realized gains
Class A
2/28/2018 (c)	$8.45	0.02	0.48	0.50	(0.02)	(1.69)
8/31/2017	$11.81	0.02	0.94	0.96	(0.03)	(4.29)
8/31/2016	$16.72	0.00 (h)	0.65	0.65	(0.01)	(5.55)
8/31/2015	$19.57	(0.06)	(1.21)	(1.27)	(0.01)	(1.57)
8/31/2014	$18.57	(0.06)	2.73	2.67	(0.01)	(1.66)
8/31/2013	$15.05	(0.01)	4.08	4.07	(0.06)	(0.49)
Advisor Class(i)
2/28/2018 (c)	$9.49	0.03	0.55	0.58	(0.04)	(1.69)
8/31/2017	$12.79	0.05	0.99	1.04	(0.05)	(4.29)
8/31/2016	$17.63	0.03	0.70	0.73	(0.02)	(5.55)
8/31/2015	$20.51	(0.02)	(1.26)	(1.28)	(0.03)	(1.57)
8/31/2014	$19.37	(0.02)	2.86	2.84	(0.04)	(1.66)
8/31/2013 (j)	$15.57	(0.05)	4.45	4.40	(0.11)	(0.49)
Class C
2/28/2018 (c)	$5.21	(0.01)	0.32	0.31	—	(1.69)
8/31/2017	$8.84	(0.03)	0.69	0.66	—	(4.29)
8/31/2016	$13.93	(0.07)	0.53	0.46	—	(5.55)
8/31/2015	$16.68	(0.17)	(1.01)	(1.18)	—	(1.57)
8/31/2014	$16.15	(0.18)	2.37	2.19	—	(1.66)
8/31/2013	$13.20	(0.10)	3.54	3.44	—	(0.49)
Institutional Class(k)
2/28/2018 (c)	$9.30	0.04	0.53	0.57	(0.04)	(1.69)
8/31/2017	$12.61	0.05	0.98	1.03	(0.05)	(4.29)
8/31/2016	$17.46	0.03	0.69	0.72	(0.02)	(5.55)
8/31/2015	$20.33	(0.02)	(1.25)	(1.27)	(0.03)	(1.57)
8/31/2014	$19.21	(0.01)	2.83	2.82	(0.04)	(1.66)
8/31/2013	$15.56	0.05	4.19	4.24	(0.10)	(0.49)
Institutional 2 Class(l)
2/28/2018 (c)	$9.56	0.03	0.56	0.59	(0.05)	(1.69)
8/31/2017	$12.85	0.06	1.01	1.07	(0.07)	(4.29)
8/31/2016	$17.68	0.05	0.70	0.75	(0.03)	(5.55)
8/31/2015	$20.55	0.02	(1.28)	(1.26)	(0.04)	(1.57)
8/31/2014	$19.38	0.02	2.87	2.89	(0.06)	(1.66)
8/31/2013 (m)	$15.57	(0.05)	4.47	4.42	(0.12)	(0.49)
The accompanying Notes to Financial Statements are an integral part of this statement.
20	Columbia Disciplined Small Core Fund | Semiannual Report 2018

Total distributions to shareholders	Net asset value, end of period	Total return	Total gross expense ratio to average net assets(a)	Total net expense ratio to average net assets(a),(b)	Net investment income (loss) ratio to average net assets	Portfolio turnover	Net assets, end of period (000’s)

(1.71)	$7.24	5.61%	1.42% (d),(e)	1.38% (d),(e)	0.48% (d)	42%	$39,412
(4.32)	$8.45	8.22%	1.42% (f)	1.37% (f),(g)	0.26%	87%	$48,138
(5.56)	$11.81	4.32%	1.39%	1.38% (g)	0.01%	112%	$74,434
(1.58)	$16.72	(6.81%)	1.36%	1.36% (g)	(0.35%)	23%	$137,486
(1.67)	$19.57	14.73%	1.35% (e)	1.35% (e),(g)	(0.32%)	19%	$418,814
(0.55)	$18.57	27.93%	1.37% (e)	1.36% (e),(g)	(0.07%)	34%	$399,232

(1.73)	$8.34	5.87%	1.19% (d),(e)	1.13% (d),(e)	0.74% (d)	42%	$1,279
(4.34)	$9.49	8.30%	1.16% (f)	1.12% (f),(g)	0.47%	87%	$667
(5.57)	$12.79	4.64%	1.14%	1.13% (g)	0.26%	112%	$2,926
(1.60)	$17.63	(6.56%)	1.11%	1.11% (g)	(0.09%)	23%	$6,123
(1.70)	$20.51	15.02%	1.10% (e)	1.10% (e),(g)	(0.09%)	19%	$7,124
(0.60)	$19.37	29.18%	1.12% (d),(e)	1.12% (d),(e),(g)	(0.31%) (d)	34%	$903

(1.69)	$3.83	5.36%	2.17% (d),(e)	2.13% (d),(e)	(0.26%) (d)	42%	$9,259
(4.29)	$5.21	7.34%	2.17% (f)	2.12% (f),(g)	(0.49%)	87%	$10,530
(5.55)	$8.84	3.62%	2.14%	2.13% (g)	(0.73%)	112%	$15,654
(1.57)	$13.93	(7.53%)	2.11%	2.11% (g)	(1.09%)	23%	$22,625
(1.66)	$16.68	13.90%	2.10% (e)	2.10% (e),(g)	(1.06%)	19%	$31,035
(0.49)	$16.15	26.95%	2.11% (e)	2.11% (e),(g)	(0.71%)	34%	$29,769

(1.73)	$8.14	5.88%	1.17% (d),(e)	1.13% (d),(e)	0.78% (d)	42%	$31,802
(4.34)	$9.30	8.34%	1.18% (f)	1.12% (f),(g)	0.50%	87%	$43,415
(5.57)	$12.61	4.64%	1.14%	1.13% (g)	0.22%	112%	$58,911
(1.60)	$17.46	(6.56%)	1.11%	1.11% (g)	(0.09%)	23%	$239,255
(1.70)	$20.33	15.04%	1.10% (e)	1.10% (e),(g)	(0.06%)	19%	$466,376
(0.59)	$19.21	28.17%	1.11% (e)	1.11% (e),(g)	0.30%	34%	$481,061

(1.74)	$8.41	5.93%	1.03% (d),(e)	1.01% (d),(e)	0.52% (d)	42%	$457
(4.36)	$9.56	8.47%	1.04% (f)	1.02% (f)	0.57%	87%	$2,751
(5.58)	$12.85	4.76%	0.98%	0.98%	0.35%	112%	$2,876
(1.61)	$17.68	(6.43%)	0.93%	0.93%	0.10%	23%	$12,955
(1.72)	$20.55	15.30%	0.90% (e)	0.90% (e)	0.11%	19%	$27,726
(0.61)	$19.38	29.36%	0.94% (d),(e)	0.94% (d),(e)	(0.32%) (d)	34%	$16,704
Columbia Disciplined Small Core Fund | Semiannual Report 2018	21

Financial Highlights  (continued)
Year ended (except as noted)	Net asset value, beginning of period	Net investment income (loss)	Net realized and unrealized gain (loss)	Total from investment operations	Distributions from net investment income	Distributions from net realized gains
Institutional 3 Class(n)
2/28/2018 (c)	$9.66	0.04	0.56	0.60	(0.06)	(1.69)
8/31/2017	$12.94	0.06	1.02	1.08	(0.07)	(4.29)
8/31/2016	$17.76	0.06	0.70	0.76	(0.03)	(5.55)
8/31/2015	$20.63	0.03	(1.29)	(1.26)	(0.04)	(1.57)
8/31/2014	$19.45	0.03	2.88	2.91	(0.07)	(1.66)
8/31/2013 (o)	$15.63	0.02	4.42	4.44	(0.13)	(0.49)
Class T
2/28/2018 (c)	$8.44	0.02	0.49	0.51	(0.02)	(1.69)
8/31/2017	$11.81	0.02	0.93	0.95	(0.03)	(4.29)
8/31/2016	$16.72	0.00 (h)	0.65	0.65	(0.01)	(5.55)
8/31/2015	$19.57	(0.09)	(1.18)	(1.27)	(0.01)	(1.57)
8/31/2014	$18.57	(0.06)	2.73	2.67	(0.01)	(1.66)
8/31/2013	$15.05	0.01	4.06	4.07	(0.06)	(0.49)
Class V
2/28/2018 (c)	$8.01	0.02	0.47	0.49	(0.02)	(1.69)
8/31/2017	$11.41	0.02	0.90	0.92	(0.03)	(4.29)
8/31/2016	$16.33	0.00 (h)	0.64	0.64	(0.01)	(5.55)
8/31/2015	$19.16	(0.06)	(1.19)	(1.25)	(0.01)	(1.57)
8/31/2014	$18.21	(0.07)	2.68	2.61	(0.00) (h)	(1.66)
8/31/2013	$14.77	(0.00) (h)	3.99	3.99	(0.06)	(0.49)

Notes to Financial Highlights
(a)	In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund’s reported expense ratios.
(b)	Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.
(c)	For the six months ended February 28, 2018 (unaudited).
(d)	Annualized.
(e)	Ratios include line of credit interest expense which is less than 0.01%.
(f)	Expenses have been reduced due to a reimbursement of expenses overbilled by a third party. If the reimbursement had been excluded, the expense ratios would have been higher by the percentages shown for each class in the table below. All fee waivers and expense reimbursements by the Investment Manager and its affiliates were applied before giving effect to this third party reimbursement.

Year ended	Class A	Advisor Class	Class C	Institutional Class	Institutional 2 Class	Class T	Class V
08/31/2017	0.01%	0.01%	0.01%	0.01%	0.01%	0.01%	0.01%

(g)	The benefits derived from expense reductions had an impact of less than 0.01%.
(h)	Rounds to zero.
(i)	Prior to November 1, 2017, Advisor Class shares were known as Class R4 shares.
(j)	Advisor Class shares commenced operations on November 8, 2012. Per share data and total return reflect activity from that date.
(k)	Prior to November 1, 2017, Institutional Class shares were known as Class Z shares.
(l)	Prior to November 1, 2017, Institutional 2 Class shares were known as Class R5 shares.
(m)	Institutional 2 Class shares commenced operations on November 8, 2012. Per share data and total return reflect activity from that date.
(n)	Prior to November 1, 2017, Institutional 3 Class shares were known as Class Y shares.
(o)	Institutional 3 Class shares commenced operations on November 8, 2012. Per share data and total return reflect activity from that date.
The accompanying Notes to Financial Statements are an integral part of this statement.
22	Columbia Disciplined Small Core Fund | Semiannual Report 2018

Total distributions to shareholders	Net asset value, end of period	Total return	Total gross expense ratio to average net assets(a)	Total net expense ratio to average net assets(a),(b)	Net investment income (loss) ratio to average net assets	Portfolio turnover	Net assets, end of period (000’s)

(1.75)	$8.51	5.91%	0.98% (d),(e)	0.96% (d),(e)	0.90% (d)	42%	$49,984
(4.36)	$9.66	8.57%	1.00%	0.98%	0.57%	87%	$48,689
(5.58)	$12.94	4.83%	0.94%	0.94%	0.49%	112%	$6,736
(1.61)	$17.76	(6.39%)	0.88%	0.88%	0.17%	23%	$3,024
(1.73)	$20.63	15.33%	0.87% (e)	0.87% (e)	0.16%	19%	$14,600
(0.62)	$19.45	29.37%	0.88% (d),(e)	0.88% (d),(e)	0.07% (d)	34%	$11,301

(1.71)	$7.24	5.74%	1.42% (d),(e)	1.38% (d),(e)	0.52% (d)	42%	$111
(4.32)	$8.44	8.09%	1.42% (f)	1.37% (f),(g)	0.26%	87%	$143
(5.56)	$11.81	4.32%	1.39%	1.38% (g)	0.02%	112%	$223
(1.58)	$16.72	(6.80%)	1.30%	1.30% (g)	(0.44%)	23%	$306
(1.67)	$19.57	14.73%	1.35% (e)	1.35% (e),(g)	(0.32%)	19%	$69,033
(0.55)	$18.57	27.93%	1.36% (e)	1.36% (e),(g)	0.05%	34%	$60,353

(1.71)	$6.79	5.80%	1.42% (d),(e)	1.38% (d),(e)	0.48% (d)	42%	$54,272
(4.32)	$8.01	8.12%	1.43% (f)	1.37% (f),(g)	0.25%	87%	$54,908
(5.56)	$11.41	4.35%	1.39%	1.38% (g)	0.03%	112%	$60,071
(1.58)	$16.33	(6.87%)	1.38%	1.38% (g)	(0.36%)	23%	$65,184
(1.66)	$19.16	14.71%	1.40% (e)	1.40% (e),(g)	(0.36%)	19%	$78,860
(0.55)	$18.21	27.86%	1.41% (e)	1.41% (e),(g)	(0.01%)	34%	$76,011
Columbia Disciplined Small Core Fund | Semiannual Report 2018	23

Notes to Financial Statements
February 28, 2018 (Unaudited)
Note 1. Organization
Columbia Disciplined Small Core Fund (the Fund), a series of Columbia Funds Series Trust I (the Trust), is a diversified fund. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.
Fund shares
The Trust may issue an unlimited number of shares (without par value). Although all share classes generally have identical voting, dividend and liquidation rights, each share class votes separately when required by the Trust’s organizational documents or by law. Different share classes pay different distribution amounts to the extent the expenses of such share classes differ, and distributions in liquidation will be proportional to the net asset value of each share class. Each share class has its own expense and sales charge structure. The Fund offers each of the share classes identified below.
Class A shares are subject to a maximum front-end sales charge of 5.75% based on the initial investment amount. Class A shares purchased without an initial sales charge in accounts aggregating $1 million to $50 million at the time of purchase are subject to a contingent deferred sales charge (CDSC) if the shares are sold within 18 months after purchase, charged as follows: 1.00% CDSC if redeemed within 12 months after purchase, and 0.50% CDSC if redeemed more than 12, but less than 18, months after purchase.
Advisor Class shares are not subject to sales charges and are generally available only to omnibus retirement plans and certain investors as described in the Fund’s prospectus. Prior to November 1, 2017, Advisor Class shares were known as Class R4 shares.
Class C shares are subject to a 1.00% CDSC on shares redeemed within 12 months after purchase.
Institutional Class shares are not subject to sales charges and are generally available only to eligible investors, which are subject to different investment minimums as described in the Fund’s prospectus. Prior to November 1, 2017, Institutional Class shares were known as Class Z shares.
Institutional 2 Class shares are not subject to sales charges and are generally available only to investors purchasing through authorized investment professionals and omnibus retirement plans as described in the Fund’s prospectus. Prior to November 1, 2017, Institutional 2 Class shares were known as Class R5 shares.
Institutional 3 Class shares are not subject to sales charges and are available to institutional and certain other investors as described in the Fund’s prospectus. Prior to November 1, 2017, Institutional 3 Class shares were known as Class Y shares.
Class T shares are subject to a maximum front-end sales charge of 2.50% per transaction and must be purchased through financial intermediaries that, by written agreement with Columbia Management Investment Distributors, Inc., are specifically authorized to sell Class T shares.
Class V shares are subject to a maximum front-end sales charge of 5.75% based on the investment amount. Class V shares purchased without an initial sales charge in accounts aggregating $1 million to $50 million at the time of purchase are subject to a CDSC if the shares are sold within 18 months after purchase, charged as follows: 1.00% CDSC if redeemed within 12 months after purchase, and 0.50% CDSC if redeemed more than 12, but less than 18, months after purchase. Class V shares are available only to investors who received (and who have continuously held) Class V shares in connection with previous fund reorganizations.
Note 2. Summary of significant accounting policies
Basis of preparation
The Fund is an investment company that applies the accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services - Investment Companies (ASC 946). The financial statements are prepared in accordance with U.S. generally accepted accounting principles (GAAP), which
24	Columbia Disciplined Small Core Fund | Semiannual Report 2018

Notes to Financial Statements  (continued)
February 28, 2018 (Unaudited)
requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.
The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.
Security valuation
All equity securities are valued at the close of business of the New York Stock Exchange. Equity securities are valued at the last quoted sales price on the principal exchange or market on which they trade, except for securities traded on the NASDAQ Stock Market, which are valued at the NASDAQ official close price. Unlisted securities or listed securities for which there were no sales during the day are valued at the mean of the latest quoted bid and ask prices on such exchanges or markets.
Foreign equity securities are valued based on the closing price on the foreign exchange in which such securities are primarily traded. If any foreign equity security closing prices are not readily available, the securities are valued at the mean of the latest quoted bid and ask prices on such exchanges or markets. Foreign currency exchange rates are generally determined at 4:00 p.m. Eastern (U.S.) time. Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange; therefore, the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the New York Stock Exchange. In those situations, foreign securities will be fair valued pursuant to a policy adopted by the Board of Trustees, including, if available, utilizing a third party pricing service to determine these fair values. The third party pricing service takes into account multiple factors, including, but not limited to, movements in the U.S. securities markets, certain depositary receipts, futures contracts and foreign exchange rates that have occurred subsequent to the close of the foreign exchange or market, to determine a good faith estimate that reasonably reflects the current market conditions as of the close of the New York Stock Exchange. The fair value of a security is likely to be different from the quoted or published price, if available.
Investments in open-end investment companies, including money market funds, are valued at their latest net asset value.
Futures and options on futures contracts are valued based upon the settlement price at the close of regular trading on their principal exchanges or, in the absence of transactions, at the mean of the latest quoted bid and ask prices.
Investments for which market quotations are not readily available, or that have quotations which management believes are not reflective of market value or reliable, are valued at fair value as determined in good faith under procedures approved by and under the general supervision of the Board of Trustees. If a security or class of securities (such as foreign securities) is valued at fair value, such value is likely to be different from the quoted or published price for the security.
The determination of fair value often requires significant judgment. To determine fair value, management may use assumptions including but not limited to future cash flows and estimated risk premiums. Multiple inputs from various sources may be used to determine fair value.
GAAP requires disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category. This information is disclosed following the Fund’s Portfolio of Investments.
Derivative instruments
The Fund invests in certain derivative instruments, as detailed below, to meet its investment objectives. Derivatives are instruments whose values depend on, or are derived from, in whole or in part, the value of one or more securities, currencies, commodities, indices, or other assets or instruments. Derivatives may be used to increase investment flexibility (including to maintain cash reserves while maintaining desired exposure to certain assets), for risk management (hedging) purposes, to facilitate trading, to reduce transaction costs and to pursue higher investment returns. The Fund may also use derivative instruments to mitigate certain investment risks, such as foreign currency exchange rate risk, interest rate risk and credit risk. Derivatives may involve various risks, including the potential inability of the counterparty to fulfill its obligations under the terms of the contract, the potential for an illiquid secondary market (making it difficult for the Fund to sell or
Columbia Disciplined Small Core Fund | Semiannual Report 2018	25

Notes to Financial Statements  (continued)
February 28, 2018 (Unaudited)
terminate, including at favorable prices) and the potential for market movements which may expose the Fund to gains or losses in excess of the amount shown in the Statement of Assets and Liabilities. The notional amounts of derivative instruments, if applicable, are not recorded in the financial statements.
A derivative instrument may suffer a marked-to-market loss if the value of the contract decreases due to an unfavorable change in the market rates or values of the underlying instrument. Losses can also occur if the counterparty does not perform its obligations under the contract. The Fund’s risk of loss from counterparty credit risk on over-the-counter derivatives is generally limited to the aggregate unrealized gain netted against any collateral held by the Fund and the amount of any variation margin held by the counterparty, plus any replacement costs or related amounts. With exchange-traded or centrally cleared derivatives, there is reduced counterparty credit risk to the Fund since the clearinghouse or central counterparty (CCP) provides some protection in the case of clearing member default. The clearinghouse or CCP stands between the buyer and the seller of the contract; therefore, additional counterparty credit risk is failure of the clearinghouse or CCP. However, credit risk still exists in exchange-traded or centrally cleared derivatives with respect to initial and variation margin that is held in a broker’s customer account. While brokers are required to segregate customer margin from their own assets, in the event that a broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the broker for all its clients, U.S. bankruptcy laws will typically allocate that shortfall on a pro-rata basis across all the broker’s customers (including the Fund), potentially resulting in losses to the Fund.
In order to better define its contractual rights and to secure rights that will help the Fund mitigate its counterparty risk, the Fund may enter into an International Swaps and Derivatives Association, Inc. Master Agreement (ISDA Master Agreement) or similar agreement with its derivatives contract counterparties. An ISDA Master Agreement is an agreement between the Fund and a counterparty that governs over-the-counter derivatives and typically contains, among other things, collateral posting terms and netting provisions in the event of a default and/or termination event. Under an ISDA Master Agreement, the Fund may, under certain circumstances, offset with the counterparty certain derivative instrument’s payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of default (close-out netting), including the bankruptcy or insolvency of the counterparty. Note, however, that bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset or netting in bankruptcy, insolvency or other events.
Collateral (margin) requirements differ by type of derivative. Margin requirements are established by the clearinghouse or CCP for exchange-traded and centrally cleared derivatives. Brokers can ask for margin in excess of the minimum in certain circumstances. Collateral terms are contract specific for over-the-counter derivatives. For over-the-counter derivatives traded under an ISDA Master Agreement, the collateral requirements are typically calculated by netting the marked-to-market amount for each transaction under such agreement and comparing that amount to the value of any variation margin currently pledged by the Fund and/or the counterparty. Generally, the amount of collateral due from or to a party has to exceed a minimum transfer amount threshold (e.g., $250,000) before a transfer has to be made. To the extent amounts due to the Fund from its counterparties are not fully collateralized, contractually or otherwise, the Fund bears the risk of loss from counterparty nonperformance. The Fund attempts to mitigate counterparty risk by only entering into agreements with counterparties that it believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties.
Certain ISDA Master Agreements allow counterparties of over-the-counter derivatives transactions to terminate derivatives contracts prior to maturity in the event the Fund’s net asset value declines by a stated percentage over a specified time period or if the Fund fails to meet certain terms of the ISDA Master Agreement, which would cause the Fund to accelerate payment of any net liability owed to the counterparty. The Fund also has termination rights if the counterparty fails to meet certain terms of the ISDA Master Agreement. In addition to considering counterparty credit risk, the Fund would consider terminating the derivatives contracts based on whether termination would result in a net liability owed from the counterparty.
For financial reporting purposes, the Fund does not offset derivative assets and derivative liabilities that are subject to netting arrangements in the Statement of Assets and Liabilities.
26	Columbia Disciplined Small Core Fund | Semiannual Report 2018

Notes to Financial Statements  (continued)
February 28, 2018 (Unaudited)
Futures contracts
Futures contracts are exchange-traded and represent commitments for the future purchase or sale of an asset at a specified price on a specified date. The Fund bought and sold futures contracts to maintain appropriate equity market exposure while keeping sufficient cash to accommodate daily redemptions. These instruments may be used for other purposes in future periods. Upon entering into futures contracts, the Fund bears risks that it may not achieve the anticipated benefits of the futures contracts and may realize a loss. Additional risks include counterparty credit risk, the possibility of an illiquid market, and that a change in the value of the contract or option may not correlate with changes in the value of the underlying asset.
Upon entering into a futures contract, the Fund deposits cash or securities with the broker, known as a futures commission merchant (FCM), in an amount sufficient to meet the initial margin requirement. The initial margin deposit must be maintained at an established level over the life of the contract. Cash deposited as initial margin is recorded in the Statement of Assets and Liabilities as margin deposits. Securities deposited as initial margin are designated in the Portfolio of Investments. Subsequent payments (variation margin) are made or received by the Fund each day. The variation margin payments are equal to the daily change in the contract value and are recorded as variation margin receivable or payable and are offset in unrealized gains or losses. The Fund recognizes a realized gain or loss when the contract is closed or expires. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin disclosed in the Statement of Assets and Liabilities.
Effects of derivative transactions in the financial statements
The following tables are intended to provide additional information about the effect of derivatives on the financial statements of the Fund, including: the fair value of derivatives by risk category and the location of those fair values in the Statement of Assets and Liabilities; and the impact of derivative transactions over the period in the Statement of Operations, including realized and unrealized gains (losses). The derivative instrument schedules following the Portfolio of Investments present additional information regarding derivative instruments outstanding at the end of the period, if any.
The following table is a summary of the fair value of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) at February 28, 2018:
Liability derivatives
Risk exposure category	Statement of assets and liabilities location	Fair value ($)
Equity risk	Net assets — unrealized depreciation on futures contracts	132,072*

*	Includes cumulative appreciation (depreciation) as reported in the tables following the Portfolio of Investments. Only the current day’s variation margin is reported in receivables or payables in the Statement of Assets and Liabilities.
The following table indicates the effect of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) in the Statement of Operations for the six months ended February 28, 2018:
Amount of realized gain (loss) on derivatives recognized in income
Risk exposure category	Futures contracts ($)
Equity risk	352,066

Change in unrealized appreciation (depreciation) on derivatives recognized in income
Risk exposure category	Futures contracts ($)
Equity risk	(101,893)
Columbia Disciplined Small Core Fund | Semiannual Report 2018	27

Notes to Financial Statements  (continued)
February 28, 2018 (Unaudited)
The following table is a summary of the average outstanding volume by derivative instrument for the six months ended February 28, 2018:
Derivative instrument	Average notional amounts ($)*
Futures contracts — long	4,890,560

*	Based on the ending quarterly outstanding amounts for the six months ended February 28, 2018.
Security transactions
Security transactions are accounted for on the trade date. Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.
Income recognition
Corporate actions and dividend income are generally recorded net of any non-reclaimable tax withholdings, on the ex-dividend date or upon receipt of ex-dividend notification in the case of certain foreign securities.
The Fund may receive distributions from holdings in equity securities, business development companies (BDCs), exchange-traded funds (ETFs), limited partnerships (LPs), other regulated investment companies (RICs), and real estate investment trusts (REITs), which report information on the tax character of their distributions annually. These distributions are allocated to dividend income, capital gain and return of capital based on actual information reported. Return of capital is recorded as a reduction of the cost basis of securities held. If the Fund no longer owns the applicable securities, return of capital is recorded as a realized gain. With respect to REITs, to the extent actual information has not yet been reported, estimates for return of capital are made by the Fund’s management. Management’s estimates are subsequently adjusted when the actual character of the distributions is disclosed by the REITs, which could result in a proportionate change in return of capital to shareholders.
Awards from class action litigation are recorded as a reduction of cost basis if the Fund still owns the applicable securities on the payment date. If the Fund no longer owns the applicable securities, the proceeds are recorded as realized gains.
Expenses
General expenses of the Trust are allocated to the Fund and other funds of the Trust based upon relative net assets or other expense allocation methodologies determined by the nature of the expense. Expenses directly attributable to the Fund are charged to the Fund. Expenses directly attributable to a specific class of shares are charged to that share class.
Determination of class net asset value
All income, expenses (other than class-specific expenses, which are charged to that share class, as shown in the Statement of Operations) and realized and unrealized gains (losses) are allocated to each class of the Fund on a daily basis, based on the relative net assets of each class, for purposes of determining the net asset value of each class.
Federal income tax status
The Fund intends to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code, as amended, and will distribute substantially all of its investment company net taxable income and net capital gains, if any, for its tax year, and as such will not be subject to federal income taxes. In addition, the Fund intends to distribute in each calendar year substantially all of its ordinary income, capital gains net income and certain other amounts, if any, such that the Fund should not be subject to federal excise tax. Therefore, no federal income or excise tax provision is recorded.
Foreign taxes
The Fund may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. The Fund will accrue such taxes and recoveries, as applicable, based upon its current interpretation of tax rules and regulations that exist in the markets in which it invests.
28	Columbia Disciplined Small Core Fund | Semiannual Report 2018

Notes to Financial Statements  (continued)
February 28, 2018 (Unaudited)
Realized gains in certain countries may be subject to foreign taxes at the Fund level, based on statutory rates. The Fund accrues for such foreign taxes on realized and unrealized gains at the appropriate rate for each jurisdiction, as applicable. The amount, if any, is disclosed as a liability on the Statement of Assets and Liabilities.
Distributions to shareholders
Distributions from net investment income, if any, are declared and paid annually. Net realized capital gains, if any, are distributed along with the income distribution. Income distributions and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from GAAP.
Guarantees and indemnifications
Under the Trust’s organizational documents and, in some cases, by contract, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust or its funds. In addition, certain of the Fund’s contracts with its service providers contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Fund cannot be determined, and the Fund has no historical basis for predicting the likelihood of any such claims.
Recent accounting pronouncement
Accounting Standards Update 2017-08 Premium Amortization on Purchased Callable Debt Securities
In March 2017, the Financial Accounting Standards Board issued Accounting Standards Update (ASU) No. 2017-08 Premium Amortization on Purchased Callable Debt Securities. ASU No. 2017-08 updates the accounting standards to shorten the amortization period for certain purchased callable debt securities, held at a premium, to be amortized to the earliest call date. The update applies to securities with explicit, noncontingent call features that are callable at fixed prices and on preset dates. The standard is effective for annual periods beginning after December 15, 2018 and interim periods within those fiscal years. At this time, management is evaluating the implication of this guidance and the impact it will have on the financial statement amounts and footnote disclosures, if any.
Note 3. Fees and other transactions with affiliates
Management services fees
The Fund has entered into a Management Agreement with Columbia Management Investment Advisers, LLC (the Investment Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial). Under the Management Agreement, the Investment Manager provides the Fund with investment research and advice, as well as administrative and accounting services. The management services fee is an annual fee that is equal to a percentage of the Fund’s daily net assets that declines from 0.85% to 0.73% as the Fund’s net assets increase. The annualized effective management services fee rate for the six months ended February 28, 2018 was 0.85% of the Fund’s average daily net assets.
Compensation of board members
Members of the Board of Trustees who are not officers or employees of the Investment Manager or Ameriprise Financial are compensated for their services to the Fund as disclosed in the Statement of Operations. These members of the Board of Trustees may participate in a Deferred Compensation Plan (the Plan) which may be terminated at any time. Obligations of the Plan will be paid solely out of the Fund’s assets, and all amounts payable under the Plan constitute a general unsecured obligation of the Fund.
Compensation of Chief Compliance Officer
The Board of Trustees has appointed a Chief Compliance Officer to the Fund in accordance with federal securities regulations. As disclosed in the Statement of Operations, a portion of the Chief Compliance Officer’s total compensation is allocated to the Fund, along with other allocations to affiliated funds governed by the Board of Trustees, based on relative net assets.
Columbia Disciplined Small Core Fund | Semiannual Report 2018	29

Notes to Financial Statements  (continued)
February 28, 2018 (Unaudited)
Transfer agency fees
Under a Transfer and Dividend Disbursing Agent Agreement, Columbia Management Investment Services Corp. (the Transfer Agent), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, is responsible for providing transfer agency services to the Fund. The Transfer Agent has contracted with DST Asset Manager Solutions, Inc. (DST) to serve as sub-transfer agent. The Transfer Agent pays the fees of DST for services as sub-transfer agent and DST is not entitled to reimbursement for such fees from the Fund (with the exception of out-of-pocket fees).
The Fund pays the Transfer Agent a monthly transfer agency fee based on the number or the average value of accounts, depending on the type of account. In addition, the Fund pays the Transfer Agent a fee for shareholder services based on the number of accounts or on a percentage of the average aggregate value of the Fund’s shares maintained in omnibus accounts up to the lesser of the amount charged by the financial intermediary or a cap established by the Board of Trustees from time to time.
The Transfer Agent also receives compensation from the Fund for various shareholder services and reimbursements for certain out-of-pocket fees. Total transfer agency fees for Institutional 2 Class and Institutional 3 Class shares are subject to an annual limitation of not more than 0.07% and 0.02%, respectively, of the average daily net assets attributable to each share class. Prior to January 1, 2018, Institutional 3 Class shares were subject to a contractual transfer agency fee limitation of not more than 0.00% and Institutional 2 Class shares were subject to a contractual transfer agency fee annual limitation of not more than 0.05% of the average annual daily net assets attributable to Institutional 2 Class.
For the six months ended February 28, 2018, the Fund’s annualized effective transfer agency fee rates as a percentage of average daily net assets of each class were as follows:
Effective rate (%)
Class A	0.20
Advisor Class	0.20
Class C	0.20
Institutional Class	0.20
Institutional 2 Class	0.05
Institutional 3 Class	0.00
Class T	0.20
Class V	0.20
An annual minimum account balance fee of $20 may apply to certain accounts with a value below the applicable share class’s initial minimum investment requirements to reduce the impact of small accounts on transfer agency fees. These minimum account balance fees are remitted to the Fund and recorded as part of expense reductions in the Statement of Operations. For the six months ended February 28, 2018, no minimum account balance fees were charged by the Fund.
Distribution and service fees
The Fund has entered into an agreement with Columbia Management Investment Distributors, Inc. (the Distributor), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, for distribution and shareholder services. The Board of Trustees has approved, and the Fund has adopted, distribution and shareholder service plans (the Plans) applicable to certain share classes, which set the distribution and service fees for the Fund. These fees are calculated daily and are intended to compensate the Distributor and/or eligible selling and/or servicing agents for selling shares of the Fund and providing services to investors.
Under the Plans, the Fund pays a monthly service fee to the Distributor at the maximum annual rate of 0.25% of the average daily net assets attributable to Class A, Class C and Class T shares of the Fund. Also under the Plans, the Fund pays a monthly distribution fee to the Distributor at the maximum annual rates of 0.10%, 0.75% and 0.25% of the average daily net assets attributable to Class A, Class C and Class T shares of the Fund, respectively.
30	Columbia Disciplined Small Core Fund | Semiannual Report 2018

Notes to Financial Statements  (continued)
February 28, 2018 (Unaudited)
Although the Fund may pay distribution and service fees up to a maximum annual rate of 0.35% of the Fund’s average daily net assets attributable to Class A shares (comprised of up to 0.10% for distribution services and up to 0.25% for shareholder liaison services), the Fund currently limits such fees to an aggregate fee of not more than 0.25% of the Fund’s average daily net assets attributable to Class A shares.
Although the Fund may pay a distribution fee up to 0.25% of the Fund’s average daily net assets attributable to Class T shares and a service fee of up to 0.25% of the Fund’s average daily net assets attributable to Class T shares, the aggregate fee shall not exceed 0.25% of the Fund’s average daily net assets attributable to Class T shares.
Shareholder services fees
The Fund has adopted a shareholder services plan that permits it to pay for certain services provided to Class V shareholders by their selling and/or servicing agents. The Fund may pay shareholder servicing fees up to an aggregate annual rate of 0.50% of the Fund’s average daily net assets attributable to Class V shares (comprised of up to 0.25% for shareholder liaison services and up to 0.25% for administrative support services). These fees are currently limited to an aggregate annual rate of not more than 0.25% of the Fund’s average daily net assets attributable to Class V shares.
Sales charges
Sales charges, including front-end charges and CDSCs, received by the Distributor for distributing Fund shares for the six months ended February 28, 2018, if any, are listed below:
Amount ($)
Class A	5,626
Class C	1,067
Class V	988
Expenses waived/reimbursed by the Investment Manager and its affiliates
The Investment Manager and certain of its affiliates have contractually agreed to waive fees and/or reimburse expenses (excluding certain fees and expenses described below) for the period(s) disclosed below, unless sooner terminated at the sole discretion of the Board of Trustees, so that the Fund’s net operating expenses, after giving effect to fees waived/expenses reimbursed and any balance credits and/or overdraft charges from the Fund’s custodian, do not exceed the following annual rate(s) as a percentage of the class’ average daily net assets:
	January 1, 2018 through December 31, 2018	Prior to January 1, 2018
Class A	1.38%	1.38%
Advisor Class	1.13	1.13
Class C	2.13	2.13
Institutional Class	1.13	1.13
Institutional 2 Class	1.00	1.03
Institutional 3 Class	0.94	0.98
Class T	1.38	1.38
Class V	1.38	1.38
Under the agreement governing these fee waivers and/or expense reimbursement arrangements, the following fees and expenses are excluded from the waiver/reimbursement commitment, and therefore will be paid by the Fund, if applicable: taxes (including foreign transaction taxes), expenses associated with investments in affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange-traded funds), transaction costs and brokerage commissions, costs related to any securities lending program, dividend expenses associated with securities sold short, inverse floater program fees and expenses, transaction charges and interest on borrowed money, interest, infrequent and/or unusual expenses and any other expenses the exclusion of which is specifically approved by the Board of Trustees. This agreement may be modified or amended only with approval from the Investment Manager, certain of its affiliates and the Fund. Reflected in the contractual cap commitment, effective January 1, 2017 through December 31, 2017, is the Transfer
Columbia Disciplined Small Core Fund | Semiannual Report 2018	31

Notes to Financial Statements  (continued)
February 28, 2018 (Unaudited)
Agent’s contractual agreement to limit total transfer agency fees to an annual rate of not more than 0.00% for Institutional 3 Class and 0.05% for Institutional 2 Class of the average daily net assets attributable to each share class, unless sooner terminated at the sole discretion of the Board of Trustees. Any fees waived and/or expenses reimbursed under the expense reimbursement arrangements described above are not recoverable by the Investment Manager or its affiliates in future periods.
Note 4. Federal tax information
The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP because of temporary or permanent book to tax differences.
At February 28, 2018, the approximate cost of all investments for federal income tax purposes and the aggregate gross approximate unrealized appreciation and depreciation based on that cost was:
Federal tax cost ($)	Gross unrealized appreciation ($)	Gross unrealized (depreciation) ($)	Net unrealized appreciation ($)
164,933,000	32,101,000	(8,836,000)	23,265,000
Tax cost of investments and unrealized appreciation/(depreciation) may also include timing differences that do not constitute adjustments to tax basis.
Management of the Fund has concluded that there are no significant uncertain tax positions in the Fund that would require recognition in the financial statements. However, management’s conclusion may be subject to review and adjustment at a later date based on factors including, but not limited to, new tax laws, regulations, and administrative interpretations (including relevant court decisions). Generally, the Fund’s federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.
Note 5. Portfolio information
The cost of purchases and proceeds from sales of securities, excluding short-term investments and derivatives, if any, aggregated to $85,170,202 and $120,153,801, respectively, for the six months ended February 28, 2018. The amount of purchase and sale activity impacts the portfolio turnover rate reported in the Financial Highlights.
Note 6. Affiliated money market fund
The Fund invests in Columbia Short-Term Cash Fund, an affiliated money market fund established for the exclusive use by the Fund and other affiliated funds (the Affiliated MMF). The income earned by the Fund from such investments is included as Dividends - affiliated issuers in the Statement of Operations. As an investing fund, the Fund indirectly bears its proportionate share of the expenses of the Affiliated MMF. The Affiliated MMF prices its shares with a floating net asset value. In addition, the Board of Trustees of the Affiliated MMF may impose a fee on redemptions (sometimes referred to as a liquidity fee) or temporarily suspend redemptions (sometimes referred to as imposing a redemption gate) in the event its liquidity falls below regulatory limits.
Note 7. Line of credit
The Fund has access to a revolving credit facility with a syndicate of banks led by Citibank, N.A., HSBC Bank USA, N.A. and JPMorgan Chase Bank, N.A. whereby the Fund may borrow for the temporary funding of shareholder redemptions or for other temporary or emergency purposes. The credit facility, which is a collective agreement between the Fund and certain other funds managed by the Investment Manager, severally and not jointly, permits collective borrowings up to $1 billion. Interest is charged to each participating fund based on its borrowings at a rate equal to the higher of (i) the overnight federal funds rate plus 1.00% or (ii) the one-month LIBOR rate plus 1.00%. Each borrowing under the credit facility matures no later than 60 days after the date of borrowing. The Fund also pays a commitment fee equal to its pro rata share of the amount of the credit facility at a rate of 0.15% per annum. The commitment fee is included in other expenses in the Statement of Operations.
32	Columbia Disciplined Small Core Fund | Semiannual Report 2018

Notes to Financial Statements  (continued)
February 28, 2018 (Unaudited)
For the six months ended February 28, 2018, the average daily loan balance outstanding on days when borrowing existed was $1,300,000 at a weighted average interest rate of 2.24%. Interest expense incurred by the Fund is recorded as a line of credit interest expense in the Statement of Operations. The Fund had no outstanding borrowings at February 28, 2018.
Note 8. Significant risks
Shareholder concentration risk
At February 28, 2018, one unaffiliated shareholder of record owned 15.8% of the outstanding shares of the Fund in one or more accounts. The Fund has no knowledge about whether any portion of those shares was owned beneficially. Affiliated shareholders of record owned 33.6% of the outstanding shares of the Fund in one or more accounts. Subscription and redemption activity by concentrated accounts may have a significant effect on the operations of the Fund. In the case of a large redemption, the Fund may be forced to sell investments at inopportune times, including its liquid positions, which may result in Fund losses and the Fund holding a higher percentage of less liquid positions. Large redemptions could result in decreased economies of scale and increased operating expenses for non-redeeming Fund shareholders.
Note 9. Subsequent events
Management has evaluated the events and transactions that have occurred through the date the financial statements were issued and noted no items requiring adjustment of the financial statements or additional disclosure.
Note 10. Information regarding pending and settled legal proceedings
Ameriprise Financial and certain of its affiliates have historically been involved in a number of legal, arbitration and regulatory proceedings, including routine litigation, class actions, and governmental actions, concerning matters arising in connection with the conduct of their business activities. Ameriprise Financial believes that the Fund is not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the Fund or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Fund. Ameriprise Financial is required to make quarterly (10-Q), annual (10-K) and, as necessary, 8-K filings with the Securities and Exchange Commission (SEC) on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.
There can be no assurance that these matters, or the adverse publicity associated with them, will not result in increased Fund redemptions, reduced sale of Fund shares or other adverse consequences to the Fund. Further, although we believe proceedings are not likely to have a material adverse effect on the Fund or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Fund, these proceedings are subject to uncertainties and, as such, we are unable to estimate the possible loss or range of loss that may result. An adverse outcome in one or more of these proceedings could result in adverse judgments, settlements, fines, penalties or other relief that could have a material adverse effect on the consolidated financial condition or results of operations of Ameriprise Financial.
Columbia Disciplined Small Core Fund | Semiannual Report 2018	33

Additional information
The Fund mails one shareholder report to each shareholder address. If you would like more than one report, please call shareholder services at 800.345.6611 and additional reports will be sent to you.
Proxy voting policies and procedures
The policy of the Board of Trustees is to vote the proxies of the companies in which the Fund holds investments consistent with the procedures as stated in the Statement of Additional Information (SAI). You may obtain a copy of the SAI without charge by calling 800.345.6611; contacting your financial intermediary; visiting investor.columbiathreadneedleus.com; or searching the website of the Securities and Exchange Commission (SEC) at sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities is filed with the SEC by August 31st for the most recent 12-month period ending June 30th of that year, and is available without charge by visiting investor.columbiathreadneedleus.com, or searching the website of the SEC at sec.gov.
Quarterly schedule of investments
The Fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Form N-Q is available on the SEC’s website at sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 800.SEC.0330. The Fund’s complete schedule of portfolio holdings, as filed on Form N-Q, can also be obtained without charge, upon request, by calling 800.345.6611.
Additional Fund information
For more information about the Fund, please visit investor.columbiathreadneedleus.com or call 800.345.6611. Customer Service Representatives are available to answer your questions Monday through Friday from 8 a.m. to 7 p.m. Eastern time.
Fund investment manager
Columbia Management Investment Advisers, LLC
225 Franklin Street
Boston, MA 02110
Fund distributor
Columbia Management Investment Distributors, Inc.
225 Franklin Street
Boston, MA 02110
Fund transfer agent
Columbia Management Investment Services Corp.
P.O. Box 8081
Boston, MA 02266-8081
34	Columbia Disciplined Small Core Fund | Semiannual Report 2018

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Columbia Disciplined Small Core Fund
P.O. Box 8081
Boston, MA 02266-8081

Please read and consider the investment objectives, risks, charges and expenses for any fund carefully before investing. For a prospectus and summary prospectus, which contains this and other important information about the Fund, go to
investor.columbiathreadneedleus.com. The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.
Columbia Threadneedle Investments (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies. All rights reserved. Columbia Management Investment Distributors, Inc., 225 Franklin Street, Boston, MA 02110-2804
© 2018 Columbia Management Investment Advisers, LLC.
investor.columbiathreadneedleus.com
SAR225_08_H01_(04/18)

SemiAnnual Report
February 28, 2018
Columbia Small Cap Growth Fund I
Not FDIC Insured • No bank guarantee • May lose value

President’s Message
Dear Shareholders,
The year 2017 was an extraordinary year in the financial markets. The S&P 500 Index didn’t experience a single down month and returned over 20% during the 12-month period. The index continued this trend into January 2018, which marked the fastest start for the index ever. Low volatility, which had been a feature of the U.S. equity market for the last several years, along with the surge in the S&P 500 Index, seemingly drove investor sentiment to very high levels. This arguably set the stage for an overdue correction, which we witnessed in February 2018.
A return to volatility
There have been few periods of market upheaval such as were experienced in the first part of 2018. While investors were taken by surprise by the sudden and pronounced market swings, the return to some level of volatility actually marked a resumption of relatively normal market conditions. Having said that, it’s important to distinguish between a good technical correction where excess enthusiasm in the marketplace is being let out, versus a real change in the underlying fundamentals – things like an underperforming economy or weaker corporate earnings. Our view is that the recent market volatility falls into the former category, and the fundamentals remain strong. We’re continuing to see improvements in global economic activity, and we’re seeing corporate earnings expectations continue to rise – and not just because of tax reform.
Consistency is more important than ever
It’s important to keep in mind that when it comes to long-term investing, it’s the destination, not the journey that matters most. If you have a financial goal that you’ve worked out with your financial advisor, and you have a good asset allocation plan to reach it, it’s a question of sticking with your plan rather than become focused on near-term volatility. Bouts of volatility are normal. After all, it’s hard to cross the ocean without hitting an occasional rough patch. You need to focus on the destination.
One final thought. In weathering volatility, it’s the consistency of the return that is essential. Investors who chase higher returns are usually the first to sell when an investment goes through a bad patch, and they therefore don’t tend to benefit from the recovery. More disciplined investors who perhaps panic less or not at all during periods of volatility, tend to have improved long-term results and are more likely to reach their financial goals. Nothing is more important to us than making sure those who have entrusted us to protect and grow their assets are able to do what matters most to them.
Your success is our priority. Talk to your financial advisor about how working with Columbia Threadneedle Investments may help you position your portfolio for consistent, sustainable outcomes, no matter the market conditions.
Sincerely,
Christopher O. Petersen
President, Columbia Funds
The S&P 500 Index, an unmanaged index, measures the performance of 500 widely held, large-capitalization U.S. stocks and is frequently used as a general measure of market performance. Past performance is no guarantee of future results.
Columbia Funds are distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.
© 2018 Columbia Management Investment Advisers, LLC. All rights reserved.
Columbia Small Cap Growth Fund I   |  Semiannual Report 2018

Columbia Small Cap Growth Fund I  |  Semiannual Report 2018

Fund at a Glance
(Unaudited)
Investment objective
Columbia Small Cap Growth Fund I (the Fund) seeks capital appreciation, by investing, under normal market conditions, at least 80% of its net assets (plus any borrowings for investment purposes) in stocks of companies with a market capitalization, at the time of initial purchase, equal to or less than, the largest stock in the Standard & Poor’s (S&P) SmallCap 600® Index.
Portfolio management
Daniel Cole, CFA
Co-Portfolio Manager
Managed Fund since 2015
Wayne Collette, CFA
Co-Portfolio Manager
Managed Fund since 2006
Lawrence Lin, CFA
Co-Portfolio Manager
Managed Fund since 2007
Morningstar style boxTM
The Morningstar Style Box is based on a fund’s portfolio holdings. For equity funds, the vertical axis shows the market capitalization of the stocks owned, and the horizontal axis shows investment style (value, blend, or growth). Information shown is based on the most recent data provided by Morningstar.
© 2018 Morningstar, Inc. All rights reserved. The Morningstar information contained herein: (1) is proprietary to Morningstar and/or its content providers; (2) may not be copied or distributed; and (3) is not warranted to be accurate, complete or timely. Neither Morningstar nor its content providers are responsible for any damages or losses arising from any use of this information.
Average annual total returns (%) (for the period ended February 28, 2018)
		Inception	6 Months cumulative	1 Year	5 Years	10 Years
Class A	Excluding sales charges	11/01/05	11.99	23.26	13.51	9.77
	Including sales charges		5.53	16.16	12.17	9.12
Advisor Class*		11/08/12	12.14	23.52	13.79	10.05
Class C	Excluding sales charges	11/01/05	11.51	22.28	12.65	8.95
	Including sales charges		10.58	21.28	12.65	8.95
Institutional Class		10/01/96	12.13	23.52	13.79	10.04
Institutional 2 Class*		02/28/13	12.16	23.64	14.00	10.14
Institutional 3 Class*		07/15/09	12.20	23.77	13.99	10.20
Class K*		02/28/13	12.01	23.35	13.65	9.91
Class R*		09/27/10	11.82	22.89	13.22	9.49
Russell 2000 Growth Index			11.32	18.44	13.72	10.74
Russell 2000 Index			8.30	10.51	12.19	9.75
Returns for Class A shares are shown with and without the maximum initial sales charge of 5.75%. Returns for Class C shares are shown with and without the 1.00% contingent deferred sales charge for the first year only. The Fund’s other share classes are not subject to sales charges and have limited eligibility. Effective November 1, 2017, Class R4, Class R5, Class Y and Class Z shares were renamed Advisor Class, Institutional 2 Class, Institutional 3 Class and Institutional Class shares, respectively. Please see the Fund’s prospectus for details. Performance for different share classes will vary based on differences in sales charges and fees associated with each share class. All results shown assume reinvestment of distributions during the period. Returns do not reflect the deduction of taxes that a shareholder may pay on Fund distributions or on the redemption of Fund shares. Performance results reflect the effect of any fee waivers or reimbursements of Fund expenses by Columbia Management Investment Advisers, LLC and/or any of its affiliates. Absent these fee waivers or expense reimbursement arrangements, performance results would have been lower.
The performance information shown represents past performance and is not a guarantee of future results. The investment return and principal value of your investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance information shown. You may obtain performance information current to the most recent month-end by contacting your financial intermediary, visiting investor.columbiathreadneedleus.com or calling 800.345.6611.
*	The returns shown for periods prior to the share class inception date (including returns for the Life of the Fund, if shown, which are since Fund inception) include the returns of the Fund’s oldest share class. These returns are adjusted to reflect any higher class-related operating expenses of the newer share classes, as applicable. Please visit investor.columbiathreadneedleus.com/investment-products/mutual-funds/appended-performance for more information.
The Russell 2000 Growth Index, an unmanaged index, measures the performance of those Russell 2000 Index companies with higher price-to-book ratios and higher forecasted growth values.
The Russell 2000 Index measures the performance of the small-cap segment of the U.S. equity universe. The Russell 2000 is a subset of the Russell 3000 Index representing approximately 10% of the total market capitalization of that index. It includes approximately 2,000 of the smallest securities based on a combination of their market cap and current index membership.
Indices are not available for investment, are not professionally managed and do not reflect sales charges, fees, brokerage commissions, taxes or other expenses of investing. Securities in the Fund may not match those in an index.
2	Columbia Small Cap Growth Fund I | Semiannual Report 2018

Fund at a Glance   (continued)
(Unaudited)
Top 10 holdings (%) (at February 28, 2018)
Veeva Systems Inc., Class A	4.0
LendingTree, Inc.	3.1
Paycom Software, Inc.	3.1
Bio-Techne Corp.	2.5
Planet Fitness, Inc., Class A	2.5
Match Group, Inc.	2.2
Coherent, Inc.	2.1
Six Flags Entertainment Corp.	2.1
Simpson Manufacturing Co., Inc.	2.1
Fair Isaac Corp.	2.0
Percentages indicated are based upon total investments (excluding Money Market Funds).
For further detail about these holdings, please refer to the section entitled “Portfolio of Investments.”
Fund holdings are as of the date given, are subject to change at any time, and are not recommendations to buy or sell any security.
Portfolio breakdown (%) (at February 28, 2018)
Common Stocks	98.6
Convertible Bonds	0.3
Money Market Funds	1.1
Total	100.0
Percentages indicated are based upon total investments. The Fund’s portfolio composition is subject to change.
Equity sector breakdown (%) (at February 28, 2018)
Consumer Discretionary	17.3
Consumer Staples	1.0
Energy	1.4
Financials	7.5
Health Care	26.9
Industrials	14.6
Information Technology	25.6
Materials	4.0
Real Estate	1.7
Total	100.0
Percentages indicated are based upon total equity investments. The Fund’s portfolio composition is subject to change.

Columbia Small Cap Growth Fund I | Semiannual Report 2018	3

Understanding Your Fund’s Expenses
(Unaudited)
As an investor, you incur two types of costs. There are transaction costs, which generally include sales charges on purchases and may include redemption fees. There are also ongoing costs, which generally include management fees, distribution and/or service fees, and other fund expenses. The following information is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to help you compare these costs with the ongoing costs of investing in other mutual funds.
Analyzing your Fund’s expenses
To illustrate these ongoing costs, we have provided examples and calculated the expenses paid by investors in each share class of the Fund during the period. The actual and hypothetical information in the table is based on an initial investment of $1,000 at the beginning of the period indicated and held for the entire period. Expense information is calculated two ways and each method provides you with different information. The amount listed in the “Actual” column is calculated using the Fund’s actual operating expenses and total return for the period. You may use the Actual information, together with the amount invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the results by the expenses paid during the period under the “Actual” column. The amount listed in the “Hypothetical” column assumes a 5% annual rate of return before expenses (which is not the Fund’s actual return) and then applies the Fund’s actual expense ratio for the period to the hypothetical return. You should not use the hypothetical account values and expenses to estimate either your actual account balance at the end of the period or the expenses you paid during the period. See “Compare with other funds” below for details on how to use the hypothetical data.
Compare with other funds
Since all mutual funds are required to include the same hypothetical calculations about expenses in shareholder reports, you can use this information to compare the ongoing cost of investing in the Fund with other funds. To do so, compare the hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. As you compare hypothetical examples of other funds, it is important to note that hypothetical examples are meant to highlight the ongoing costs of investing in a fund only and do not reflect any transaction costs, such as sales charges, or redemption or exchange fees. Therefore, the hypothetical calculations are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. If transaction costs were included in these calculations, your costs would be higher.
September 1, 2017 — February 28, 2018
	Account value at the beginning of the period ($)		Account value at the end of the period ($)		Expenses paid during the period ($)		Fund’s annualized expense ratio (%)
	Actual	Hypothetical	Actual	Hypothetical	Actual	Hypothetical	Actual
Class A	1,000.00	1,000.00	1,119.90	1,018.10	7.10	6.76	1.35
Advisor Class (formerly Class R4)	1,000.00	1,000.00	1,121.40	1,019.34	5.79	5.51	1.10
Class C	1,000.00	1,000.00	1,115.10	1,014.38	11.01	10.49	2.10
Institutional Class (formerly Class Z)	1,000.00	1,000.00	1,121.30	1,019.34	5.79	5.51	1.10
Institutional 2 Class (formerly Class R5)	1,000.00	1,000.00	1,121.60	1,019.89	5.21	4.96	0.99
Institutional 3 Class (formerly Class Y)	1,000.00	1,000.00	1,122.00	1,020.13	4.95	4.71	0.94
Class K	1,000.00	1,000.00	1,120.10	1,018.65	6.52	6.21	1.24
Class R	1,000.00	1,000.00	1,118.20	1,016.86	8.40	8.00	1.60
Expenses paid during the period are equal to the annualized expense ratio for each class as indicated above, multiplied by the average account value over the period and then multiplied by the number of days in the Fund’s most recent fiscal half year and divided by 365.
Expenses do not include fees and expenses incurred indirectly by the Fund from its investment in underlying funds, including affiliated and non-affiliated pooled investment vehicles, such as mutual funds and exchange-traded funds.
Had Columbia Management Investment Advisers, LLC and/or certain of its affiliates not waived/reimbursed certain fees and expenses, account value at the end of the period would have been reduced.
4	Columbia Small Cap Growth Fund I | Semiannual Report 2018

Portfolio of Investments
February 28, 2018 (Unaudited)
(Percentages represent value of investments compared to net assets)
Common Stocks 98.9%
Issuer	Shares	Value ($)
Consumer Discretionary 17.1%
Auto Components 2.3%
Cooper-Standard Holding, Inc.(a)	29,300	3,569,912
LCI Industries	66,300	7,246,590
Total		10,816,502
Hotels, Restaurants & Leisure 9.0%
Hilton Grand Vacations, Inc.(a)	172,700	7,453,732
Planet Fitness, Inc., Class A(a)	318,400	11,774,432
Scientific Games Corp., Class A(a)	52,700	2,342,515
SeaWorld Entertainment, Inc.(a)	247,900	3,626,777
Six Flags Entertainment Corp.	155,338	9,955,612
Texas Roadhouse, Inc.	86,100	4,757,886
Wingstop, Inc.	67,000	3,035,770
Total		42,946,724
Internet & Direct Marketing Retail 0.4%
Nutrisystem, Inc.	58,500	1,798,875
Media 1.4%
Nexstar Media Group, Inc., Class A	92,190	6,586,976
Multiline Retail 1.9%
Ollie’s Bargain Outlet Holdings, Inc.(a)	156,800	9,306,080
Specialty Retail 2.1%
Five Below, Inc.(a)	33,000	2,206,050
Floor & Decor Holdings, Inc.(a)	176,669	7,962,472
Total		10,168,522
Total Consumer Discretionary		81,623,679
Consumer Staples 1.0%
Beverages 0.6%
Fever-Tree Drinks PLC	81,700	2,762,309
Personal Products 0.4%
Edgewell Personal Care Co.(a)	43,700	2,191,555
Total Consumer Staples		4,953,864
Energy 1.4%
Energy Equipment & Services 0.4%
Frank’s International NV	267,500	1,399,025
Matrix Service Co.(a)	31,000	443,300
Total		1,842,325
Common Stocks (continued)
Issuer	Shares	Value ($)
Oil, Gas & Consumable Fuels 1.0%
RSP Permian, Inc.(a)	130,100	4,984,131
Total Energy		6,826,456
Financials 7.4%
Banks 3.1%
Ameris Bancorp	114,900	6,106,935
Carolina Financial Corp.	121,100	4,699,891
Heritage Financial Corp.	131,048	3,898,678
Total		14,705,504
Capital Markets 0.3%
Pzena Investment Management, Inc., Class A	124,800	1,357,824
Thrifts & Mortgage Finance 4.0%
LendingTree, Inc.(a)	42,300	14,741,550
WSFS Financial Corp.	94,800	4,521,960
Total		19,263,510
Total Financials		35,326,838
Health Care 26.6%
Biotechnology 8.6%
ACADIA Pharmaceuticals, Inc.(a)	39,886	993,760
Alder Biopharmaceuticals, Inc.(a)	352,102	4,894,218
Atara Biotherapeutics, Inc.(a)	52,900	2,037,972
bluebird bio, Inc.(a)	11,022	2,215,422
Blueprint Medicines Corp.(a)	19,800	1,713,888
Clovis Oncology, Inc.(a)	27,100	1,573,697
Dynavax Technologies Corp.(a)	74,977	1,210,879
Global Blood Therapeutics, Inc.(a)	23,800	1,395,870
Immunomedics, Inc.(a)	123,100	2,081,621
Insmed, Inc.(a)	80,726	1,954,376
Intercept Pharmaceuticals, Inc.(a)	19,200	1,146,816
Jounce Therapeutics, Inc.(a)	68,203	1,437,719
Loxo Oncology, Inc.(a)	22,200	2,469,084
Nightstar Therapeutics PLC, ADR(a)	91,690	1,157,128
Puma Biotechnology, Inc.(a)	52,000	3,398,200
Sage Therapeutics, Inc.(a)	25,500	4,114,680
Sarepta Therapeutics(a)	20,700	1,299,339
Spark Therapeutics, Inc.(a)	36,990	2,112,129

The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Small Cap Growth Fund I | Semiannual Report 2018	5

Portfolio of Investments  (continued)
February 28, 2018 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
TESARO, Inc.(a)	49,848	2,753,105
uniQure NV(a)	47,700	1,212,534
Total		41,172,437
Health Care Equipment & Supplies 6.4%
Cantel Medical Corp.	33,000	3,838,230
Inogen, Inc.(a)	69,900	8,445,318
iRhythm Technologies, Inc.(a)	36,000	2,237,400
Neogen Corp.(a)	110,400	6,433,008
Quotient Ltd.(a)	391,000	1,798,600
West Pharmaceutical Services, Inc.	90,600	7,902,132
Total		30,654,688
Health Care Providers & Services 1.6%
Chemed Corp.	29,783	7,732,560
Health Care Technology 4.4%
Veeva Systems Inc., Class A(a)	269,200	18,763,240
Vocera Communications, Inc.(a)	83,000	2,282,500
Total		21,045,740
Life Sciences Tools & Services 4.0%
Bio-Techne Corp.	84,400	11,929,096
Pra Health Sciences, Inc.(a)	82,200	6,904,800
Total		18,833,896
Pharmaceuticals 1.6%
Aerie Pharmaceuticals, Inc.(a)	33,593	1,718,282
GW Pharmaceuticals PLC, ADR(a)	7,900	897,756
Odonate Therapeutics, Inc.(a)	45,600	1,230,744
Pacira Pharmaceuticals, Inc.(a)	43,400	1,358,420
Supernus Pharmaceuticals, Inc.(a)	55,500	2,158,950
Total		7,364,152
Total Health Care		126,803,473
Industrials 14.4%
Aerospace & Defense 0.8%
Teledyne Technologies, Inc.(a)	20,522	3,816,066
Airlines 1.0%
Copa Holdings SA, Class A	34,200	4,650,174
Common Stocks (continued)
Issuer	Shares	Value ($)
Building Products 3.9%
Advanced Drainage Systems, Inc.	182,200	4,655,210
Simpson Manufacturing Co., Inc.	179,300	9,918,876
Trex Co., Inc.(a)	41,400	4,280,760
Total		18,854,846
Commercial Services & Supplies 2.0%
Deluxe Corp.	65,600	4,657,600
Healthcare Services Group, Inc.	105,800	4,806,494
Total		9,464,094
Construction & Engineering 0.5%
Dycom Industries, Inc.(a)	23,200	2,534,368
Machinery 1.3%
ITT, Inc.	87,500	4,390,750
Sun Hydraulics Corp.	33,400	1,734,128
Total		6,124,878
Professional Services 2.6%
Exponent, Inc.	37,500	2,915,625
Wageworks, Inc.(a)	182,800	9,587,860
Total		12,503,485
Road & Rail 1.0%
Saia, Inc.(a)	64,700	4,700,455
Trading Companies & Distributors 1.3%
SiteOne Landscape Supply, Inc.(a)	38,200	2,629,688
Watsco, Inc.	21,500	3,555,455
Total		6,185,143
Total Industrials		68,833,509
Information Technology 25.3%
Communications Equipment 1.9%
Extreme Networks, Inc.(a)	581,600	6,636,056
Lumentum Holdings, Inc.(a)	37,376	2,279,936
Total		8,915,992
Electronic Equipment, Instruments & Components 2.1%
Coherent, Inc.(a)	48,600	10,165,176
Internet Software & Services 6.8%
Alteryx, Inc., Class A(a)	176,200	6,024,278
Appfolio, Inc., Class A(a)	158,000	6,335,800
Coupa Software, Inc.(a)	80,600	3,594,760

The accompanying Notes to Financial Statements are an integral part of this statement.
6	Columbia Small Cap Growth Fund I | Semiannual Report 2018

Portfolio of Investments  (continued)
February 28, 2018 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
GrubHub, Inc.(a)	39,900	3,966,459
Match Group, Inc.(a)	257,435	10,310,272
Trivago NV(a)	294,200	2,303,586
Total		32,535,155
IT Services 1.4%
EPAM Systems, Inc.(a)	25,329	2,865,216
Euronet Worldwide, Inc.(a)	46,602	3,955,112
Total		6,820,328
Semiconductors & Semiconductor Equipment 4.3%
Entegris, Inc.	71,800	2,383,760
Ichor Holdings Ltd.(a)	163,800	4,232,592
MKS Instruments, Inc.	78,800	8,774,380
Silicon Laboratories, Inc.(a)	55,800	5,217,300
Total		20,608,032
Software 8.8%
Everbridge, Inc.(a)	119,500	3,813,245
Fair Isaac Corp.	57,200	9,720,568
HubSpot, Inc.(a)	47,000	5,219,350
Paycom Software, Inc.(a)	148,913	14,730,474
Pegasystems, Inc.	92,500	5,365,000
RealPage, Inc.(a)	60,000	3,135,000
Total		41,983,637
Total Information Technology		121,028,320
Materials 4.0%
Chemicals 1.9%
Ingevity Corp.(a)	36,530	2,736,462
KMG Chemicals, Inc.	100,900	6,050,973
Total		8,787,435
Construction Materials 1.8%
Summit Materials, Inc., Class A(a)	150,477	4,759,588
U.S. Concrete, Inc.(a)	51,600	3,753,900
Total		8,513,488
Common Stocks (continued)
Issuer	Shares	Value ($)
Paper & Forest Products 0.3%
Neenah, Inc.	20,700	1,586,655
Total Materials		18,887,578
Real Estate 1.7%
Equity Real Estate Investment Trusts (REITS) 1.7%
Coresite Realty Corp.	38,400	3,603,840
STORE Capital Corp.	184,004	4,386,655
Total		7,990,495
Total Real Estate		7,990,495
Total Common Stocks (Cost $399,548,693)		472,274,212

Convertible Bonds 0.3%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Health Care 0.3%
Novavax, Inc.
02/01/2023	3.750%	2,350,000	1,625,906
Total Convertible Bonds (Cost $1,102,402)			1,625,906

Money Market Funds 1.1%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 1.544%(b),(c)	5,215,650	5,215,128
Total Money Market Funds (Cost $5,215,128)		5,215,128
Total Investments (Cost: $405,866,223)		479,115,246
Other Assets & Liabilities, Net		(1,576,200)
Net Assets		477,539,046

The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Small Cap Growth Fund I | Semiannual Report 2018	7

Portfolio of Investments  (continued)
February 28, 2018 (Unaudited)
Notes to Portfolio of Investments
(a)	Non-income producing investment.
(b)	The rate shown is the seven-day current annualized yield at February 28, 2018.
(c)	As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended February 28, 2018 are as follows:

Issuer	Beginning shares	Shares purchased	Shares sold	Ending shares	Realized gain (loss) — affiliated issuers ($)	Net change in unrealized appreciation (depreciation) — affiliated issuers ($)	Dividends — affiliated issuers ($)	Value — affiliated issuers at end of period ($)
Columbia Short-Term Cash Fund, 1.544%
	17,335,056	116,638,985	(128,758,391)	5,215,650	(279)	(77)	58,145	5,215,128
Abbreviation Legend
ADR	American Depositary Receipt
Fair value measurements
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
¦	Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date. Valuation adjustments are not applied to Level 1 investments.
¦	Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
¦	Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Foreign equity securities actively traded in markets where there is a significant delay in the local close relative to the New York Stock Exchange are classified as Level 2. The values of these securities may include an adjustment to reflect the impact of significant market movements following the close of local trading, as described in Note 2 to the financial statements – Security valuation.
Certain investments that have been measured at fair value using the net asset value (NAV) per share (or its equivalent) are not categorized in the fair value hierarchy. The fair value amounts presented in the table are intended to reconcile the fair value hierarchy to the amounts presented in the Portfolio of Investments. The Columbia Short-Term Cash Fund seeks to provide shareholders with maximum current income consistent with liquidity and stability of principal. Columbia Short-Term Cash Fund prices its shares with a floating NAV and no longer seeks to maintain a stable NAV.
Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.
Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.
The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.
The accompanying Notes to Financial Statements are an integral part of this statement.
8	Columbia Small Cap Growth Fund I | Semiannual Report 2018

Portfolio of Investments  (continued)
February 28, 2018 (Unaudited)
Fair value measurements  (continued)
For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions. The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value. This data is also used to corroborate, when available, information received from approved pricing vendors and brokers. Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.
The following table is a summary of the inputs used to value the Fund’s investments at February 28, 2018:
	Level 1 quoted prices in active markets for identical assets ($)	Level 2 other significant observable inputs ($)	Level 3 significant unobservable inputs ($)	Investments measured at net asset value ($)	Total ($)
Investments
Common Stocks
Consumer Discretionary	81,623,679	—	—	—	81,623,679
Consumer Staples	2,191,555	2,762,309	—	—	4,953,864
Energy	6,826,456	—	—	—	6,826,456
Financials	35,326,838	—	—	—	35,326,838
Health Care	126,803,473	—	—	—	126,803,473
Industrials	68,833,509	—	—	—	68,833,509
Information Technology	121,028,320	—	—	—	121,028,320
Materials	18,887,578	—	—	—	18,887,578
Real Estate	7,990,495	—	—	—	7,990,495
Total Common Stocks	469,511,903	2,762,309	—	—	472,274,212
Convertible Bonds	—	1,625,906	—	—	1,625,906
Money Market Funds	—	—	—	5,215,128	5,215,128
Total Investments	469,511,903	4,388,215	—	5,215,128	479,115,246
See the Portfolio of Investments for all investment classifications not indicated in the table.
The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets. These assets include certain foreign securities for which a third party statistical pricing service may be employed for purposes of fair market valuation. The model utilized by such third party statistical pricing service takes into account a security’s correlation to available market data including, but not limited to, intraday index, ADR, and exchange-traded fund movements.
There were no transfers of financial assets between levels during the period.
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Small Cap Growth Fund I | Semiannual Report 2018	9

Statement of Assets and Liabilities
February 28, 2018 (Unaudited)
Assets
Investments in securities, at value
Unaffiliated issuers (cost $400,651,095)	$473,900,118
Affiliated issuers (cost $5,215,128)	5,215,128
Receivable for:
Investments sold	6,542,162
Capital shares sold	285,384
Regulatory settlements (Note 6)	288,921
Dividends	333,992
Interest	7,344
Expense reimbursement due from Investment Manager	92
Prepaid expenses	1,168
Trustees’ deferred compensation plan	99,704
Other assets	15,085
Total assets	486,689,098
Liabilities
Payable for:
Investments purchased	8,418,721
Capital shares purchased	506,166
Management services fees	11,491
Distribution and/or service fees	1,836
Transfer agent fees	51,320
Plan administration fees	11
Compensation of board members	28,352
Compensation of chief compliance officer	27
Other expenses	32,424
Trustees’ deferred compensation plan	99,704
Total liabilities	9,150,052
Net assets applicable to outstanding capital stock	$477,539,046
Represented by
Paid in capital	383,538,367
Excess of distributions over net investment income	(1,400,818)
Accumulated net realized gain	22,146,232
Unrealized appreciation (depreciation) on:
Investments - unaffiliated issuers	73,249,023
Foreign currency translations	6,242
Total - representing net assets applicable to outstanding capital stock	$477,539,046
The accompanying Notes to Financial Statements are an integral part of this statement.
10	Columbia Small Cap Growth Fund I | Semiannual Report 2018

Statement of Assets and Liabilities  (continued)
February 28, 2018 (Unaudited)
Class A
Net assets	$207,676,125
Shares outstanding	11,238,288
Net asset value per share	$18.48
Maximum offering price per share(a)	$19.61
Advisor Class(b)
Net assets	$4,987,478
Shares outstanding	242,045
Net asset value per share	$20.61
Class C
Net assets	$13,754,112
Shares outstanding	911,792
Net asset value per share	$15.08
Institutional Class(c)
Net assets	$175,117,755
Shares outstanding	8,932,228
Net asset value per share	$19.61
Institutional 2 Class(d)
Net assets	$16,801,395
Shares outstanding	848,134
Net asset value per share	$19.81
Institutional 3 Class(e)
Net assets	$57,849,161
Shares outstanding	2,889,670
Net asset value per share	$20.02
Class K
Net assets	$54,456
Shares outstanding	2,800
Net asset value per share	$19.45
Class R
Net assets	$1,298,564
Shares outstanding	71,739
Net asset value per share	$18.10

(a)	The maximum offering price per share is calculated by dividing the net asset value per share by 1.0 minus the maximum sales charge of 5.75% for Class A shares.
(b)	Prior to November 1, 2017, Advisor Class shares were known as Class R4 shares.
(c)	Prior to November 1, 2017, Institutional Class shares were known as Class Z shares.
(d)	Prior to November 1, 2017, Institutional 2 Class shares were known as Class R5 shares.
(e)	Prior to November 1, 2017, Institutional 3 Class shares were known as Class Y shares.
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Small Cap Growth Fund I | Semiannual Report 2018	11

Statement of Operations
Six Months Ended February 28, 2018 (Unaudited)
Net investment income
Income:
Dividends — unaffiliated issuers	$1,374,660
Dividends — affiliated issuers	58,145
Interest	106,057
Total income	1,538,862
Expenses:
Management services fees	2,020,337
Distribution and/or service fees
Class A	253,112
Class C	64,691
Class R	3,587
Transfer agent fees
Class A	182,421
Advisor Class(a)	3,672
Class C	11,655
Institutional Class(b)	153,467
Institutional 2 Class(c)	4,933
Institutional 3 Class(d)	2,334
Class K	15
Class R	1,293
Plan administration fees
Class K	65
Compensation of board members	16,933
Custodian fees	7,246
Printing and postage fees	26,220
Registration fees	63,290
Audit fees	16,265
Legal fees	5,344
Line of credit interest expense	346
Compensation of chief compliance officer	88
Other	14,710
Total expenses	2,852,024
Fees waived or expenses reimbursed by Investment Manager and its affiliates	(33,943)
Total net expenses	2,818,081
Net investment loss	(1,279,219)
Realized and unrealized gain (loss) — net
Net realized gain (loss) on:
Investments — unaffiliated issuers	38,247,374
Investments — affiliated issuers	(279)
Foreign currency translations	(410)
Net realized gain	38,246,685
Net change in unrealized appreciation (depreciation) on:
Investments — unaffiliated issuers	15,114,895
Investments — affiliated issuers	(77)
Foreign currency translations	6,242
Net change in unrealized appreciation (depreciation)	15,121,060
Net realized and unrealized gain	53,367,745
Net increase in net assets resulting from operations	$52,088,526

(a)	Prior to November 1, 2017, Advisor Class shares were known as Class R4 shares.
(b)	Prior to November 1, 2017, Institutional Class shares were known as Class Z shares.
(c)	Prior to November 1, 2017, Institutional 2 Class shares were known as Class R5 shares.
(d)	Prior to November 1, 2017, Institutional 3 Class shares were known as Class Y shares.
The accompanying Notes to Financial Statements are an integral part of this statement.
12	Columbia Small Cap Growth Fund I | Semiannual Report 2018

Statement of Changes in Net Assets
	Six Months Ended February 28, 2018 (Unaudited)	Year Ended August 31, 2017
Operations
Net investment loss	$(1,279,219)	$(2,490,400)
Net realized gain	38,246,685	63,973,855
Net change in unrealized appreciation (depreciation)	15,121,060	21,727,809
Net increase in net assets resulting from operations	52,088,526	83,211,264
Distributions to shareholders
Net realized gains
Class A	(30,755,838)	(14,427,569)
Advisor Class(a)	(658,517)	(102,953)
Class B(b)	—	(44,363)
Class C	(2,144,127)	(1,163,801)
Class I(c)	—	(2,897,417)
Institutional Class(d)	(24,892,211)	(11,918,433)
Institutional 2 Class(e)	(2,219,843)	(1,024,280)
Institutional 3 Class(f)	(8,099,292)	(878,940)
Class K	(7,567)	(3,329)
Class R	(214,788)	(114,255)
Total distributions to shareholders	(68,992,183)	(32,575,340)
Increase (decrease) in net assets from capital stock activity	60,576,773	(21,467,841)
Total increase in net assets	43,673,116	29,168,083
Net assets at beginning of period	433,865,930	404,697,847
Net assets at end of period	$477,539,046	$433,865,930
Excess of distributions over net investment income	$(1,400,818)	$(121,599)

(a)	Prior to November 1, 2017, Advisor Class shares were known as Class R4 shares.
(b)	Effective July 17, 2017, Class B shares were automatically converted to Class A shares.
(c)	Effective March 27, 2017, Class I shares were redeemed or exchanged for Institutional 3 Class shares.
(d)	Prior to November 1, 2017, Institutional Class shares were known as Class Z shares.
(e)	Prior to November 1, 2017, Institutional 2 Class shares were known as Class R5 shares.
(f)	Prior to November 1, 2017, Institutional 3 Class shares were known as Class Y shares.
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Small Cap Growth Fund I | Semiannual Report 2018	13

Statement of Changes in Net Assets   (continued)
	Six Months Ended		Year Ended
	February 28, 2018 (Unaudited)		August 31, 2017
	Shares	Dollars ($)	Shares	Dollars ($)
Capital stock activity
Class A(a)
Subscriptions (b)	823,425	15,804,952	811,805	14,645,816
Distributions reinvested	1,506,195	26,328,292	729,371	12,326,375
Redemptions	(802,974)	(15,363,514)	(1,902,417)	(33,806,184)
Net increase (decrease)	1,526,646	26,769,730	(361,241)	(6,833,993)
Advisor Class(c)
Subscriptions	193,042	4,286,913	303,976	6,141,909
Distributions reinvested	33,793	658,285	5,550	102,842
Redemptions	(65,914)	(1,356,817)	(296,444)	(6,073,632)
Net increase	160,921	3,588,381	13,082	171,119
Class B(a)
Subscriptions	—	—	346	5,073
Distributions reinvested	—	—	3,059	43,649
Redemptions (b)	—	—	(43,256)	(659,312)
Net decrease	—	—	(39,851)	(610,590)
Class C
Subscriptions	104,032	1,590,782	100,035	1,497,300
Distributions reinvested	145,159	2,075,777	69,775	995,689
Redemptions	(88,518)	(1,431,706)	(313,530)	(4,765,688)
Net increase (decrease)	160,673	2,234,853	(143,720)	(2,272,699)
Class I(d)
Subscriptions	—	—	43,255	822,084
Distributions reinvested	—	—	160,073	2,897,317
Redemptions	—	—	(2,259,882)	(42,472,598)
Net decrease	—	—	(2,056,554)	(38,753,197)
Institutional Class(e)
Subscriptions	941,713	19,374,765	1,181,510	22,327,660
Distributions reinvested	1,236,081	22,916,948	645,571	11,465,341
Redemptions	(1,021,507)	(20,864,751)	(2,756,842)	(51,444,002)
Net increase (decrease)	1,156,287	21,426,962	(929,761)	(17,651,001)
Institutional 2 Class(f)
Subscriptions	205,413	4,367,946	204,966	3,869,035
Distributions reinvested	118,506	2,219,604	57,184	1,024,165
Redemptions	(224,247)	(4,885,967)	(153,897)	(2,943,144)
Net increase	99,672	1,701,583	108,253	1,950,056
Institutional 3 Class(d),(g)
Subscriptions	117,006	2,412,295	2,499,742	47,382,582
Distributions reinvested	428,068	8,099,045	48,634	878,821
Redemptions	(270,147)	(5,629,893)	(289,616)	(5,596,085)
Net increase	274,927	4,881,447	2,258,760	42,665,318
Class K
Distributions reinvested	399	7,338	183	3,222
Net increase	399	7,338	183	3,222
Class R
Subscriptions	8,719	165,663	17,930	317,936
Distributions reinvested	11,736	201,152	6,697	111,302
Redemptions	(21,330)	(400,336)	(31,788)	(565,314)
Net decrease	(875)	(33,521)	(7,161)	(136,076)
Total net increase (decrease)	3,378,650	60,576,773	(1,158,010)	(21,467,841)

The accompanying Notes to Financial Statements are an integral part of this statement.
14	Columbia Small Cap Growth Fund I | Semiannual Report 2018

Statement of Changes in Net Assets   (continued)
(a)	Effective July 17, 2017, Class B shares were automatically converted to Class A shares.
(b)	Includes conversions of Class B shares to Class A shares, if any.
(c)	Prior to November 1, 2017, Advisor Class shares were known as Class R4 shares.
(d)	Effective March 27, 2017, Class I shares were redeemed or exchanged for Institutional 3 Class shares.
(e)	Prior to November 1, 2017, Institutional Class shares were known as Class Z shares.
(f)	Prior to November 1, 2017, Institutional 2 Class shares were known as Class R5 shares.
(g)	Prior to November 1, 2017, Institutional 3 Class shares were known as Class Y shares.
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Small Cap Growth Fund I | Semiannual Report 2018	15

Financial Highlights
The following table is intended to help you understand the Fund’s financial performance. Certain information reflects financial results for a single share of a class held for the periods shown. Per share net investment income (loss) amounts are calculated based on average shares outstanding during the period. Total return assumes reinvestment of all dividends and distributions, if any. Total return does not reflect payment of sales charges, if any. Total return and portfolio turnover are not annualized for periods of less than one year. The portfolio turnover rate is calculated without regard to purchase and sales transactions of short-term instruments and certain derivatives, if any. If such transactions were included, the Fund’s portfolio turnover rate may be higher.
Year ended (except as noted)	Net asset value, beginning of period	Net investment income (loss)	Net realized and unrealized gain	Total from investment operations	Distributions from net realized gains
Class A
2/28/2018 (c)	$19.46	(0.07)	2.22	2.15	(3.13)
8/31/2017	$17.29	(0.13)	3.78	3.65	(1.48)
8/31/2016	$27.22	(0.11) (h)	0.40	0.29	(10.22)
8/31/2015	$29.40	(0.27)	3.09	2.82	(5.11)
8/31/2014	$33.32	(0.28)	1.71	1.43	(5.35)
8/31/2013	$29.55	(0.23)	6.90	6.67	(2.90)
Advisor Class(j)
2/28/2018 (c)	$21.38	(0.04)	2.45	2.41	(3.18)
8/31/2017	$18.86	(0.09)	4.13	4.04	(1.52)
8/31/2016	$28.69	(0.03) (h)	0.42	0.39	(10.22)
8/31/2015	$30.64	(0.20)	3.24	3.04	(5.11)
8/31/2014	$34.52	(0.23)	1.78	1.55	(5.43)
8/31/2013 (k)	$29.37	(0.18)	8.25	8.07	(2.92)
Class C
2/28/2018 (c)	$16.35	(0.11)	1.83	1.72	(2.99)
8/31/2017	$14.74	(0.23)	3.20	2.97	(1.36)
8/31/2016	$24.87	(0.21) (h)	0.30	0.09	(10.22)
8/31/2015	$27.47	(0.44)	2.85	2.41	(5.11)
8/31/2014	$31.44	(0.49)	1.62	1.13	(5.10)
8/31/2013	$28.19	(0.41)	6.51	6.10	(2.85)
Institutional Class(l)
2/28/2018 (c)	$20.49	(0.04)	2.34	2.30	(3.18)
8/31/2017	$18.13	(0.09)	3.97	3.88	(1.52)
8/31/2016	$27.98	(0.07) (h)	0.44	0.37	(10.22)
8/31/2015	$30.01	(0.20)	3.16	2.96	(5.11)
8/31/2014	$33.91	(0.21)	1.74	1.53	(5.43)
8/31/2013	$29.98	(0.10)	6.95	6.85	(2.92)
Institutional 2 Class(m)
2/28/2018 (c)	$20.68	(0.03)	2.36	2.33	(3.20)
8/31/2017	$18.28	(0.07)	4.01	3.94	(1.54)
8/31/2016	$28.11	(0.04) (h)	0.43	0.39	(10.22)
8/31/2015	$30.09	(0.16)	3.17	3.01	(5.11)
8/31/2014	$33.90	(0.14)	1.80	1.66	(5.48)
8/31/2013 (o)	$29.28	(0.07)	4.69	4.62	—
The accompanying Notes to Financial Statements are an integral part of this statement.
16	Columbia Small Cap Growth Fund I | Semiannual Report 2018

Total distributions to shareholders	Reimbursement from affiliate	Proceeds from regulatory settlements	Net asset value, end of period	Total return	Total gross expense ratio to average net assets(a)	Total net expense ratio to average net assets(a),(b)	Net investment income (loss) ratio to average net assets	Portfolio turnover	Net assets, end of period (000’s)

(3.13)	—	—	$18.48	11.99%	1.36% (d),(e)	1.35% (d),(e)	(0.69%) (d)	71%	$207,676
(1.48)	—	—	$19.46	22.42%	1.39% (f)	1.34% (f),(g)	(0.74%)	174%	$189,019
(10.22)	—	—	$17.29	2.88%	1.41% (e)	1.36% (e),(g)	(0.62%)	142%	$174,183
(5.11)	—	0.11	$27.22	11.87% (i)	1.36%	1.36% (g)	(0.98%)	117%	$202,566
(5.35)	—	—	$29.40	3.35%	1.30% (e)	1.30% (e),(g)	(0.88%)	148%	$216,670
(2.90)	—	—	$33.32	25.12%	1.31%	1.31% (g)	(0.74%)	104%	$254,055

(3.18)	—	—	$20.61	12.14%	1.12% (d),(e)	1.10% (d),(e)	(0.39%) (d)	71%	$4,987
(1.52)	—	—	$21.38	22.68%	1.12% (f)	1.09% (f),(g)	(0.46%)	174%	$1,734
(10.22)	—	—	$18.86	3.15%	1.16% (e)	1.10% (e),(g)	(0.16%)	142%	$1,283
(5.11)	—	0.12	$28.69	12.18% (i)	1.10%	1.10% (g)	(0.68%)	117%	$69
(5.43)	—	—	$30.64	3.59%	1.04% (e)	1.04% (e),(g)	(0.67%)	148%	$167
(2.92)	—	—	$34.52	30.11%	1.09% (d)	1.09% (d),(g)	(0.67%) (d)	104%	$818

(2.99)	—	—	$15.08	11.51%	2.12% (d),(e)	2.10% (d),(e)	(1.43%) (d)	71%	$13,754
(1.36)	—	—	$16.35	21.48%	2.14% (f)	2.09% (f),(g)	(1.49%)	174%	$12,281
(10.22)	—	—	$14.74	2.12%	2.16% (e)	2.12% (e),(g)	(1.37%)	142%	$13,187
(5.11)	—	0.10	$24.87	11.07% (i)	2.11%	2.11% (g)	(1.72%)	117%	$16,810
(5.10)	—	—	$27.47	2.57%	2.05% (e)	2.05% (e),(g)	(1.63%)	148%	$18,762
(2.85)	—	—	$31.44	24.20%	2.06%	2.06% (g)	(1.42%)	104%	$22,685

(3.18)	—	—	$19.61	12.13%	1.11% (d),(e)	1.10% (d),(e)	(0.44%) (d)	71%	$175,118
(1.52)	—	—	$20.49	22.72%	1.14% (f)	1.09% (f),(g)	(0.49%)	174%	$159,344
(10.22)	—	—	$18.13	3.15%	1.15% (e)	1.12% (e),(g)	(0.38%)	142%	$157,826
(5.11)	—	0.12	$27.98	12.16% (i)	1.11%	1.11% (g)	(0.69%)	117%	$215,938
(5.43)	—	—	$30.01	3.61%	1.05% (e)	1.05% (e),(g)	(0.64%)	148%	$693,432
(2.92)	—	—	$33.91	25.42%	1.07%	1.06% (g)	(0.34%)	104%	$1,002,689

(3.20)	—	—	$19.81	12.16%	0.99% (d),(e)	0.99% (d),(e)	(0.32%) (d)	71%	$16,801
(1.54)	—	—	$20.68	22.87%	1.00% (f)	0.99% (f)	(0.39%)	174%	$15,478
(10.22)	—	—	$18.28	3.24%	0.99% (e)	0.99% (e)	(0.23%)	142%	$11,704
(5.11)	—	0.12	$28.11	12.33% (i)	0.96%	0.96%	(0.58%)	117%	$11,990
(5.48)	0.01	—	$30.09	4.07% (n)	0.91% (e)	0.91% (e)	(0.46%)	148%	$721
—	—	—	$33.90	15.78%	0.93% (d)	0.93% (d)	(0.41%) (d)	104%	$1,145
Columbia Small Cap Growth Fund I | Semiannual Report 2018	17

Financial Highlights  (continued)
Year ended (except as noted)	Net asset value, beginning of period	Net investment income (loss)	Net realized and unrealized gain	Total from investment operations	Distributions from net realized gains
Institutional 3 Class(p)
2/28/2018 (c)	$20.87	(0.03)	2.39	2.36	(3.21)
8/31/2017	$18.43	(0.07)	4.06	3.99	(1.55)
8/31/2016	$28.24	(0.03) (h)	0.44	0.41	(10.22)
8/31/2015	$30.19	(0.14)	3.18	3.04	(5.11)
8/31/2014	$34.09	(0.14)	1.73	1.59	(5.49)
8/31/2013	$30.08	(0.04)	6.99	6.95	(2.94)
Class K
2/28/2018 (c)	$20.34	(0.06)	2.32	2.26	(3.15)
8/31/2017	$18.01	(0.12)	3.95	3.83	(1.50)
8/31/2016	$27.89	(0.09) (h)	0.43	0.34	(10.22)
8/31/2015	$29.95	(0.23)	3.16	2.93	(5.11)
8/31/2014	$33.85	(0.24)	1.74	1.50	(5.40)
8/31/2013 (q)	$29.28	(0.11)	4.68	4.57	—
The accompanying Notes to Financial Statements are an integral part of this statement.
18	Columbia Small Cap Growth Fund I | Semiannual Report 2018

Total distributions to shareholders	Reimbursement from affiliate	Proceeds from regulatory settlements	Net asset value, end of period	Total return	Total gross expense ratio to average net assets(a)	Total net expense ratio to average net assets(a),(b)	Net investment income (loss) ratio to average net assets	Portfolio turnover	Net assets, end of period (000’s)

(3.21)	—	—	$20.02	12.20%	0.94% (d),(e)	0.94% (d),(e)	(0.28%) (d)	71%	$57,849
(1.55)	—	—	$20.87	22.96%	0.96% (f)	0.94% (f)	(0.38%)	174%	$54,574
(10.22)	—	—	$18.43	3.30%	0.94% (e)	0.94% (e)	(0.14%)	142%	$6,562
(5.11)	—	0.12	$28.24	12.38% (i)	0.90%	0.90%	(0.50%)	117%	$3,823
(5.49)	—	—	$30.19	3.78%	0.86% (e)	0.86% (e)	(0.43%)	148%	$4,491
(2.94)	—	—	$34.09	25.70%	0.87%	0.87%	(0.14%)	104%	$14,817

(3.15)	—	—	$19.45	12.01%	1.25% (d),(e)	1.24% (d),(e)	(0.58%) (d)	71%	$54
(1.50)	—	—	$20.34	22.54%	1.25% (f)	1.24% (f)	(0.64%)	174%	$49
(10.22)	—	—	$18.01	3.02%	1.24% (e)	1.24% (e)	(0.48%)	142%	$40
(5.11)	—	0.12	$27.89	12.08% (i)	1.21%	1.21%	(0.83%)	117%	$41
(5.40)	—	—	$29.95	3.51%	1.16% (e)	1.16% (e)	(0.74%)	148%	$37
—	—	—	$33.85	15.61%	1.16% (d)	1.16% (d)	(0.68%) (d)	104%	$48
Columbia Small Cap Growth Fund I | Semiannual Report 2018	19

Financial Highlights  (continued)
Year ended (except as noted)	Net asset value, beginning of period	Net investment income (loss)	Net realized and unrealized gain	Total from investment operations	Distributions from net realized gains
Class R
2/28/2018 (c)	$19.10	(0.09)	2.17	2.08	(3.08)
8/31/2017	$17.00	(0.17)	3.71	3.54	(1.44)
8/31/2016	$26.99	(0.16) (h)	0.39	0.23	(10.22)
8/31/2015	$29.25	(0.33)	3.07	2.74	(5.11)
8/31/2014	$33.18	(0.36)	1.70	1.34	(5.27)
8/31/2013	$29.47	(0.35)	6.93	6.58	(2.87)

Notes to Financial Highlights
(a)	In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund’s reported expense ratios.
(b)	Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.
(c)	For the six months ended February 28, 2018 (unaudited).
(d)	Annualized.
(e)	Ratios include line of credit interest expense which is less than 0.01%.
(f)	Expenses have been reduced due to a reimbursement of expenses overbilled by a third party. If the reimbursement had been excluded, the expense ratios would have been higher by the percentages shown for each class in the table below. All fee waivers and expense reimbursements by the Investment Manager and its affiliates were applied before giving effect to this third party reimbursement.

Year ended	Class A	Advisor Class	Class C	Institutional Class	Institutional 2 Class	Class K	Class R
08/31/2017	0.01%	0.01%	0.01%	0.01%	0.01%	0.01%	0.01%

(g)	The benefits derived from expense reductions had an impact of less than 0.01%.
(h)	Net investment income per share includes special dividends. The per share effect of these dividends amounted to:

Year ended	Class A	Advisor Class	Class C	Institutional Class	Institutional 2 Class	Institutional 3 Class	Class K	Class R
08/31/2016	$ 0.04	$ 0.07	$ 0.03	$ 0.04	$ 0.05	$ 0.05	$ 0.04	$ 0.04

(i)	The Fund received proceeds from regulatory settlements. Had the Fund not received these proceeds, the total return would have been lower by 0.39%.
(j)	Prior to November 1, 2017, Advisor Class shares were known as Class R4 shares.
(k)	Advisor Class shares commenced operations on November 8, 2012. Per share data and total return reflect activity from that date.
(l)	Prior to November 1, 2017, Institutional Class shares were known as Class Z shares.
(m)	Prior to November 1, 2017, Institutional 2 Class shares were known as Class R5 shares.
(n)	The Fund received a payment from an affiliate. Had the Fund not received this payment, the total return would have been lower by 0.05%.
(o)	Institutional 2 Class shares commenced operations on February 28, 2013. Per share data and total return reflect activity from that date.
(p)	Prior to November 1, 2017, Institutional 3 Class shares were known as Class Y shares.
(q)	Class K shares commenced operations on February 28, 2013. Per share data and total return reflect activity from that date.
The accompanying Notes to Financial Statements are an integral part of this statement.
20	Columbia Small Cap Growth Fund I | Semiannual Report 2018

Total distributions to shareholders	Reimbursement from affiliate	Proceeds from regulatory settlements	Net asset value, end of period	Total return	Total gross expense ratio to average net assets(a)	Total net expense ratio to average net assets(a),(b)	Net investment income (loss) ratio to average net assets	Portfolio turnover	Net assets, end of period (000’s)

(3.08)	—	—	$18.10	11.82%	1.61% (d),(e)	1.60% (d),(e)	(0.94%) (d)	71%	$1,299
(1.44)	—	—	$19.10	22.10%	1.64% (f)	1.59% (f),(g)	(0.99%)	174%	$1,387
(10.22)	—	—	$17.00	2.61%	1.66% (e)	1.62% (e),(g)	(0.88%)	142%	$1,356
(5.11)	—	0.11	$26.99	11.63% (i)	1.61%	1.61% (g)	(1.22%)	117%	$1,706
(5.27)	—	—	$29.25	3.08%	1.55% (e)	1.55% (e),(g)	(1.13%)	148%	$2,500
(2.87)	—	—	$33.18	24.85%	1.56%	1.56% (g)	(1.11%)	104%	$3,650
Columbia Small Cap Growth Fund I | Semiannual Report 2018	21

Notes to Financial Statements
February 28, 2018 (Unaudited)
Note 1. Organization
Columbia Small Cap Growth Fund I (the Fund), a series of Columbia Funds Series Trust I (the Trust), is a diversified fund. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.
Fund shares
The Trust may issue an unlimited number of shares (without par value). Although all share classes generally have identical voting, dividend and liquidation rights, each share class votes separately when required by the Trust’s organizational documents or by law. Different share classes pay different distribution amounts to the extent the expenses of such share classes differ, and distributions in liquidation will be proportional to the net asset value of each share class. Each share class has its own expense and sales charge structure. The Fund offers each of the share classes identified below.
Class A shares are subject to a maximum front-end sales charge of 5.75% based on the initial investment amount. Class A shares purchased without an initial sales charge in accounts aggregating $1 million to $50 million at the time of purchase are subject to a contingent deferred sales charge (CDSC) if the shares are sold within 18 months after purchase, charged as follows: 1.00% CDSC if redeemed within 12 months after purchase, and 0.50% CDSC if redeemed more than 12, but less than 18, months after purchase.
Advisor Class shares are not subject to sales charges and are generally available only to omnibus retirement plans and certain investors as described in the Fund’s prospectus. Prior to November 1, 2017, Advisor Class shares were known as Class R4 shares.
Class C shares are subject to a 1.00% CDSC on shares redeemed within 12 months after purchase.
Institutional Class shares are not subject to sales charges and are generally available only to eligible investors, which are subject to different investment minimums as described in the Fund’s prospectus. Prior to November 1, 2017, Institutional Class shares were known as Class Z shares.
Institutional 2 Class shares are not subject to sales charges and are generally available only to investors purchasing through authorized investment professionals and omnibus retirement plans as described in the Fund’s prospectus. Prior to November 1, 2017, Institutional 2 Class shares were known as Class R5 shares.
Institutional 3 Class shares are not subject to sales charges and are available to institutional and certain other investors as described in the Fund’s prospectus. Prior to November 1, 2017, Institutional 3 Class shares were known as Class Y shares.
The Fund no longer accepts investments by existing investors in Class K shares. When available, Class K shares were not subject to sales charges and were made available only to existing investors in Class K shares. On March 9, 2018, Class K shares were redeemed or exchanged for Advisor Class shares of the Fund in a tax free transaction that had no impact on fees and expenses paid by the shareholders.
Class R shares are not subject to sales charges and are generally available only to certain retirement plans and other investors as described in the Fund’s prospectus.
Note 2. Summary of significant accounting policies
Basis of preparation
The Fund is an investment company that applies the accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services - Investment Companies (ASC 946). The financial statements are prepared in accordance with U.S. generally accepted accounting principles (GAAP), which requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.
22	Columbia Small Cap Growth Fund I | Semiannual Report 2018

Notes to Financial Statements  (continued)
February 28, 2018 (Unaudited)
The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.
Security valuation
All equity securities are valued at the close of business of the New York Stock Exchange. Equity securities are valued at the last quoted sales price on the principal exchange or market on which they trade, except for securities traded on the NASDAQ Stock Market, which are valued at the NASDAQ official close price. Unlisted securities or listed securities for which there were no sales during the day are valued at the mean of the latest quoted bid and ask prices on such exchanges or markets.
Debt securities generally are valued by pricing services approved by the Board of Trustees based upon market transactions for normal, institutional-size trading units of similar securities. The services may use various pricing techniques that take into account, as applicable, factors such as yield, quality, coupon rate, maturity, type of issue, trading characteristics and other data, as well as approved independent broker-dealer quotes. Debt securities for which quotations are not readily available or not believed to be reflective of market value may also be valued based upon a bid quote from an approved independent broker-dealer. Debt securities maturing in 60 days or less are valued primarily at amortized cost value, unless this method results in a valuation that management believes does not approximate market value.
Foreign equity securities are valued based on the closing price on the foreign exchange in which such securities are primarily traded. If any foreign equity security closing prices are not readily available, the securities are valued at the mean of the latest quoted bid and ask prices on such exchanges or markets. Foreign currency exchange rates are generally determined at 4:00 p.m. Eastern (U.S.) time. Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange; therefore, the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the New York Stock Exchange. In those situations, foreign securities will be fair valued pursuant to a policy adopted by the Board of Trustees, including, if available, utilizing a third party pricing service to determine these fair values. The third party pricing service takes into account multiple factors, including, but not limited to, movements in the U.S. securities markets, certain depositary receipts, futures contracts and foreign exchange rates that have occurred subsequent to the close of the foreign exchange or market, to determine a good faith estimate that reasonably reflects the current market conditions as of the close of the New York Stock Exchange. The fair value of a security is likely to be different from the quoted or published price, if available.
Investments in open-end investment companies, including money market funds, are valued at their latest net asset value.
Investments for which market quotations are not readily available, or that have quotations which management believes are not reflective of market value or reliable, are valued at fair value as determined in good faith under procedures approved by and under the general supervision of the Board of Trustees. If a security or class of securities (such as foreign securities) is valued at fair value, such value is likely to be different from the quoted or published price for the security.
The determination of fair value often requires significant judgment. To determine fair value, management may use assumptions including but not limited to future cash flows and estimated risk premiums. Multiple inputs from various sources may be used to determine fair value.
GAAP requires disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category. This information is disclosed following the Fund’s Portfolio of Investments.
Foreign currency transactions and translations
The values of all assets and liabilities denominated in foreign currencies are generally translated into U.S. dollars at exchange rates determined at the close of regular trading on the New York Stock Exchange. Net realized and unrealized gains (losses) on foreign currency transactions and translations include gains (losses) arising from the fluctuation in exchange rates between trade and settlement dates on securities transactions, gains (losses) arising from the disposition of foreign currency and currency gains (losses) between the accrual and payment dates on dividends, interest income and foreign withholding taxes.
Columbia Small Cap Growth Fund I | Semiannual Report 2018	23

Notes to Financial Statements  (continued)
February 28, 2018 (Unaudited)
For financial statement purposes, the Fund does not distinguish that portion of gains (losses) on investments which is due to changes in foreign exchange rates from that which is due to changes in market prices of the investments. Such fluctuations are included with the net realized and unrealized gains (losses) on investments in the Statement of Operations.
Security transactions
Security transactions are accounted for on the trade date. Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.
Income recognition
Interest income is recorded on an accrual basis. Market premiums and discounts, including original issue discounts, are amortized and accreted, respectively, over the expected life of the security on all debt securities, unless otherwise noted.
The Fund may place a debt security on non-accrual status and reduce related interest income when it becomes probable that the interest will not be collected and the amount of uncollectible interest can be reasonably estimated. A defaulted debt security is removed from non-accrual status when the issuer resumes interest payments or when collectibility of interest is reasonably assured.
Corporate actions and dividend income are generally recorded net of any non-reclaimable tax withholdings, on the ex-dividend date or upon receipt of ex-dividend notification in the case of certain foreign securities.
The Fund may receive distributions from holdings in equity securities, business development companies (BDCs), exchange-traded funds (ETFs), limited partnerships (LPs), other regulated investment companies (RICs), and real estate investment trusts (REITs), which report information on the tax character of their distributions annually. These distributions are allocated to dividend income, capital gain and return of capital based on actual information reported. Return of capital is recorded as a reduction of the cost basis of securities held. If the Fund no longer owns the applicable securities, return of capital is recorded as a realized gain. With respect to REITs, to the extent actual information has not yet been reported, estimates for return of capital are made by the Fund’s management. Management’s estimates are subsequently adjusted when the actual character of the distributions is disclosed by the REITs, which could result in a proportionate change in return of capital to shareholders.
Awards from class action litigation are recorded as a reduction of cost basis if the Fund still owns the applicable securities on the payment date. If the Fund no longer owns the applicable securities, the proceeds are recorded as realized gains.
Expenses
General expenses of the Trust are allocated to the Fund and other funds of the Trust based upon relative net assets or other expense allocation methodologies determined by the nature of the expense. Expenses directly attributable to the Fund are charged to the Fund. Expenses directly attributable to a specific class of shares are charged to that share class.
Determination of class net asset value
All income, expenses (other than class-specific expenses, which are charged to that share class, as shown in the Statement of Operations) and realized and unrealized gains (losses) are allocated to each class of the Fund on a daily basis, based on the relative net assets of each class, for purposes of determining the net asset value of each class.
Federal income tax status
The Fund intends to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code, as amended, and will distribute substantially all of its investment company net taxable income and net capital gains, if any, for its tax year, and as such will not be subject to federal income taxes. In addition, the Fund intends to distribute in each calendar year substantially all of its ordinary income, capital gains net income and certain other amounts, if any, such that the Fund should not be subject to federal excise tax. Therefore, no federal income or excise tax provision is recorded.
24	Columbia Small Cap Growth Fund I | Semiannual Report 2018

Notes to Financial Statements  (continued)
February 28, 2018 (Unaudited)
Distributions to shareholders
Distributions from net investment income, if any, are declared and paid annually. Net realized capital gains, if any, are distributed along with the income distribution. Income distributions and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from GAAP.
Guarantees and indemnifications
Under the Trust’s organizational documents and, in some cases, by contract, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust or its funds. In addition, certain of the Fund’s contracts with its service providers contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Fund cannot be determined, and the Fund has no historical basis for predicting the likelihood of any such claims.
Recent accounting pronouncement
Accounting Standards Update 2017-08 Premium Amortization on Purchased Callable Debt Securities
In March 2017, the Financial Accounting Standards Board issued Accounting Standards Update (ASU) No. 2017-08 Premium Amortization on Purchased Callable Debt Securities. ASU No. 2017-08 updates the accounting standards to shorten the amortization period for certain purchased callable debt securities, held at a premium, to be amortized to the earliest call date. The update applies to securities with explicit, noncontingent call features that are callable at fixed prices and on preset dates. The standard is effective for annual periods beginning after December 15, 2018 and interim periods within those fiscal years. At this time, management is evaluating the implication of this guidance and the impact it will have on the financial statement amounts and footnote disclosures, if any.
Note 3. Fees and other transactions with affiliates
Management services fees
The Fund has entered into a Management Agreement with Columbia Management Investment Advisers, LLC (the Investment Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial). Under the Management Agreement, the Investment Manager provides the Fund with investment research and advice, as well as administrative and accounting services. The management services fee is an annual fee that is equal to a percentage of the Fund’s daily net assets that declines from 0.87% to 0.75% as the Fund’s net assets increase. The annualized effective management services fee rate for the six months ended February 28, 2018 was 0.87% of the Fund’s average daily net assets.
Compensation of board members
Members of the Board of Trustees who are not officers or employees of the Investment Manager or Ameriprise Financial are compensated for their services to the Fund as disclosed in the Statement of Operations. These members of the Board of Trustees may participate in a Deferred Compensation Plan (the Plan) which may be terminated at any time. Obligations of the Plan will be paid solely out of the Fund’s assets, and all amounts payable under the Plan constitute a general unsecured obligation of the Fund.
Compensation of Chief Compliance Officer
The Board of Trustees has appointed a Chief Compliance Officer to the Fund in accordance with federal securities regulations. As disclosed in the Statement of Operations, a portion of the Chief Compliance Officer’s total compensation is allocated to the Fund, along with other allocations to affiliated funds governed by the Board of Trustees, based on relative net assets.
Columbia Small Cap Growth Fund I | Semiannual Report 2018	25

Notes to Financial Statements  (continued)
February 28, 2018 (Unaudited)
Transfer agency fees
Under a Transfer and Dividend Disbursing Agent Agreement, Columbia Management Investment Services Corp. (the Transfer Agent), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, is responsible for providing transfer agency services to the Fund. The Transfer Agent has contracted with DST Asset Manager Solutions, Inc. (DST) to serve as sub-transfer agent. The Transfer Agent pays the fees of DST for services as sub-transfer agent and DST is not entitled to reimbursement for such fees from the Fund (with the exception of out-of-pocket fees).
The Fund pays the Transfer Agent a monthly transfer agency fee based on the number or the average value of accounts, depending on the type of account. In addition, the Fund pays the Transfer Agent a fee for shareholder services based on the number of accounts or on a percentage of the average aggregate value of the Fund’s shares maintained in omnibus accounts up to the lesser of the amount charged by the financial intermediary or a cap established by the Board of Trustees from time to time.
The Transfer Agent also receives compensation from the Fund for various shareholder services and reimbursements for certain out-of-pocket fees. Total transfer agency fees for Class K, Institutional 2 Class and Institutional 3 Class shares are subject to an annual limitation of not more than 0.07%, 0.07% and 0.02%, respectively, of the average daily net assets attributable to each share class.
For the six months ended February 28, 2018, the Fund’s annualized effective transfer agency fee rates as a percentage of average daily net assets of each class were as follows:
Effective rate (%)
Class A	0.18
Advisor Class	0.18
Class C	0.18
Institutional Class	0.18
Institutional 2 Class	0.06
Institutional 3 Class	0.01
Class K	0.06
Class R	0.18
The Fund and certain other associated investment companies have severally, but not jointly, guaranteed the performance and observance of all the terms and conditions of a lease entered into by Seligman Data Corp. (SDC), the former transfer agent, including the payment of rent by SDC (the Guaranty). SDC was the legacy Seligman funds’ former transfer agent.
The lease and the Guaranty expire in January 2019. At February 28, 2018, the Fund’s total potential future obligation over the life of the Guaranty is $6,528. The liability remaining at February 28, 2018 for non-recurring charges associated with the lease amounted to $4,321 and is recorded as a part of the payable for other expenses in the Statement of Assets and Liabilities.
An annual minimum account balance fee of $20 may apply to certain accounts with a value below the applicable share class’s initial minimum investment requirements to reduce the impact of small accounts on transfer agency fees. These minimum account balance fees are remitted to the Fund and recorded as part of expense reductions in the Statement of Operations. For the six months ended February 28, 2018, no minimum account balance fees were charged by the Fund.
Plan administration fees
Under a Plan Administration Services Agreement with the Transfer Agent, the Fund pays an annual fee at a rate of 0.25% of the Fund’s average daily net assets attributable to Class K shares for the provision of various administrative, recordkeeping, communication and educational services.
Distribution and service fees
The Fund has entered into an agreement with Columbia Management Investment Distributors, Inc. (the Distributor), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, for distribution and shareholder services. The Board of Trustees has approved, and the Fund has adopted, distribution and shareholder service plans (the
26	Columbia Small Cap Growth Fund I | Semiannual Report 2018

Notes to Financial Statements  (continued)
February 28, 2018 (Unaudited)
Plans) applicable to certain share classes, which set the distribution and service fees for the Fund. These fees are calculated daily and are intended to compensate the Distributor and/or eligible selling and/or servicing agents for selling shares of the Fund and providing services to investors.
Under the Plans, the Fund pays a monthly service fee to the Distributor at the maximum annual rate of 0.25% of the average daily net assets attributable to Class A and Class C shares of the Fund. Also under the Plans, the Fund pays a monthly distribution fee to the Distributor at the maximum annual rates of 0.10%, 0.75% and 0.50% of the average daily net assets attributable to Class A, Class C and Class R shares of the Fund, respectively.
Although the Fund may pay distribution and service fees up to a maximum annual rate of 0.35% of the Fund’s average daily net assets attributable to Class A shares (comprised of up to 0.10% for distribution services and up to 0.25% for shareholder liaison services), the Fund currently limits such fees to an aggregate fee of not more than 0.25% of the Fund’s average daily net assets attributable to Class A shares.
Sales charges
Sales charges, including front-end charges and CDSCs, received by the Distributor for distributing Fund shares for the six months ended February 28, 2018, if any, are listed below:
Amount ($)
Class A	57,960
Class C	482
Expenses waived/reimbursed by the Investment Manager and its affiliates
The Investment Manager and certain of its affiliates have contractually agreed to waive fees and/or reimburse expenses (excluding certain fees and expenses described below) for the period(s) disclosed below, unless sooner terminated at the sole discretion of the Board of Trustees, so that the Fund’s net operating expenses, after giving effect to fees waived/expenses reimbursed and any balance credits and/or overdraft charges from the Fund’s custodian, do not exceed the following annual rate(s) as a percentage of the class’ average daily net assets:
	January 1, 2018 through December 31, 2018	Prior to January 1, 2018
Class A	1.35%	1.35%
Advisor Class	1.10	1.10
Class C	2.10	2.10
Institutional Class	1.10	1.10
Institutional 2 Class	0.98	1.015
Institutional 3 Class	0.93	0.965
Class K	1.23	1.265
Class R	1.60	1.60
Under the agreement governing these fee waivers and/or expense reimbursement arrangements, the following fees and expenses are excluded from the waiver/reimbursement commitment, and therefore will be paid by the Fund, if applicable: taxes (including foreign transaction taxes), expenses associated with investments in affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange-traded funds), transaction costs and brokerage commissions, costs related to any securities lending program, dividend expenses associated with securities sold short, inverse floater program fees and expenses, transaction charges and interest on borrowed money, interest, infrequent and/or unusual expenses and any other expenses the exclusion of which is specifically approved by the Board of Trustees. This agreement may be modified or amended only with approval from the Investment Manager, certain of its affiliates and the Fund. Any fees waived and/or expenses reimbursed under the expense reimbursement arrangements described above are not recoverable by the Investment Manager or its affiliates in future periods.
Columbia Small Cap Growth Fund I | Semiannual Report 2018	27

Notes to Financial Statements  (continued)
February 28, 2018 (Unaudited)
Note 4. Federal tax information
The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP because of temporary or permanent book to tax differences.
At February 28, 2018, the approximate cost of all investments for federal income tax purposes and the aggregate gross approximate unrealized appreciation and depreciation based on that cost was:
Federal tax cost ($)	Gross unrealized appreciation ($)	Gross unrealized (depreciation) ($)	Net unrealized appreciation ($)
405,866,000	85,044,000	(11,795,000)	73,249,000
Tax cost of investments and unrealized appreciation/(depreciation) may also include timing differences that do not constitute adjustments to tax basis.
Management of the Fund has concluded that there are no significant uncertain tax positions in the Fund that would require recognition in the financial statements. However, management’s conclusion may be subject to review and adjustment at a later date based on factors including, but not limited to, new tax laws, regulations, and administrative interpretations (including relevant court decisions). Generally, the Fund’s federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.
Note 5. Portfolio information
The cost of purchases and proceeds from sales of securities, excluding short-term investments and derivatives, if any, aggregated to $326,401,869 and $334,216,677, respectively, for the six months ended February 28, 2018. The amount of purchase and sale activity impacts the portfolio turnover rate reported in the Financial Highlights.
Note 6. Regulatory settlements
During the year ended August 31, 2015, the Fund recorded a receivable of $2,181,933 as a result of a regulatory settlement proceeding brought by the Securities and Exchange Commission against a third party relating to market timing and/or late trading of mutual funds. This amount represented the Fund’s portion of the proceeds from the settlement (neither the Fund nor the Investment Manager were a party to the proceeding). On December 22, 2017, the Fund received $1,893,012. The remaining expected settlement is disclosed as a receivable on the Statement of Assets and Liabilities.
Note 7. Affiliated money market fund
The Fund invests in Columbia Short-Term Cash Fund, an affiliated money market fund established for the exclusive use by the Fund and other affiliated funds (the Affiliated MMF). The income earned by the Fund from such investments is included as Dividends - affiliated issuers in the Statement of Operations. As an investing fund, the Fund indirectly bears its proportionate share of the expenses of the Affiliated MMF. The Affiliated MMF prices its shares with a floating net asset value. In addition, the Board of Trustees of the Affiliated MMF may impose a fee on redemptions (sometimes referred to as a liquidity fee) or temporarily suspend redemptions (sometimes referred to as imposing a redemption gate) in the event its liquidity falls below regulatory limits.
Note 8. Line of credit
The Fund has access to a revolving credit facility with a syndicate of banks led by Citibank, N.A., HSBC Bank USA, N.A. and JPMorgan Chase Bank, N.A. whereby the Fund may borrow for the temporary funding of shareholder redemptions or for other temporary or emergency purposes. The credit facility, which is a collective agreement between the Fund and certain other funds managed by the Investment Manager, severally and not jointly, permits collective borrowings up to $1 billion. Interest is charged to each participating fund based on its borrowings at a rate equal to the higher of (i) the overnight federal funds rate plus 1.00% or (ii) the one-month LIBOR rate plus 1.00%. Each borrowing under the credit facility matures no later than 60 days after the date of borrowing. The Fund also pays a commitment fee equal to its pro rata share of the amount of the credit facility at a rate of 0.15% per annum. The commitment fee is included in other expenses in the Statement of Operations.
28	Columbia Small Cap Growth Fund I | Semiannual Report 2018

Notes to Financial Statements  (continued)
February 28, 2018 (Unaudited)
For the six months ended February 28, 2018, the average daily loan balance outstanding on days when borrowing existed was $1,700,000 at a weighted average interest rate of 2.44%. Interest expense incurred by the Fund is recorded as a line of credit interest expense in the Statement of Operations. The Fund had no outstanding borrowings at February 28, 2018.
Note 9. Significant risks
Health care sector risk
The Fund may be more susceptible to the particular risks that may affect companies in the health care sector than if it were invested in a wider variety of companies in unrelated sectors. Companies in the health care sector are subject to certain risks, including restrictions on government reimbursement for medical expenses, government approval of medical products and services, competitive pricing pressures, and the rising cost of medical products and services (especially for companies dependent upon a relatively limited number of products or services). Performance of such companies may be affected by factors including, government regulation, obtaining and protecting patents (or the failure to do so), product liability and other similar litigation as well as product obsolescence.
Shareholder concentration risk
At February 28, 2018, affiliated shareholders of record owned 18.7% of the outstanding shares of the Fund in one or more accounts. Subscription and redemption activity by concentrated accounts may have a significant effect on the operations of the Fund. In the case of a large redemption, the Fund may be forced to sell investments at inopportune times, including its liquid positions, which may result in Fund losses and the Fund holding a higher percentage of less liquid positions. Large redemptions could result in decreased economies of scale and increased operating expenses for non-redeeming Fund shareholders.
Technology and technology-related investment risk
The Fund may be more susceptible to the particular risks that may affect companies in the information technology sector, as well as other technology-related sectors (collectively, the technology sectors) than if it were invested in a wider variety of companies in unrelated sectors. Companies in the technology sectors are subject to certain risks, including the risk that new services, equipment or technologies will not be accepted by consumers and businesses or will become rapidly obsolete. Performance of such companies may be affected by factors including obtaining and protecting patents (or the failure to do so) and significant competitive pressures, including aggressive pricing of their products or services, new market entrants, competition for market share and short product cycles due to an accelerated rate of technological developments. Such competitive pressures may lead to limited earnings and/or falling profit margins. As a result, the value of their securities may fall or fail to rise. In addition, many technology sector companies have limited operating histories and prices of these companies’ securities historically have been more volatile than other securities, especially over the short term.
Note 10. Subsequent events
Management has evaluated the events and transactions that have occurred through the date the financial statements were issued and noted no items requiring adjustment of the financial statements or additional disclosure.
Note 11. Information regarding pending and settled legal proceedings
Ameriprise Financial and certain of its affiliates have historically been involved in a number of legal, arbitration and regulatory proceedings, including routine litigation, class actions, and governmental actions, concerning matters arising in connection with the conduct of their business activities. Ameriprise Financial believes that the Fund is not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the Fund or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Fund. Ameriprise Financial is required to make quarterly (10-Q), annual (10-K) and, as necessary, 8-K filings with the Securities and Exchange Commission (SEC) on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.
Columbia Small Cap Growth Fund I | Semiannual Report 2018	29

Notes to Financial Statements  (continued)
February 28, 2018 (Unaudited)
There can be no assurance that these matters, or the adverse publicity associated with them, will not result in increased Fund redemptions, reduced sale of Fund shares or other adverse consequences to the Fund. Further, although we believe proceedings are not likely to have a material adverse effect on the Fund or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Fund, these proceedings are subject to uncertainties and, as such, we are unable to estimate the possible loss or range of loss that may result. An adverse outcome in one or more of these proceedings could result in adverse judgments, settlements, fines, penalties or other relief that could have a material adverse effect on the consolidated financial condition or results of operations of Ameriprise Financial.
30	Columbia Small Cap Growth Fund I | Semiannual Report 2018

Additional information
The Fund mails one shareholder report to each shareholder address. If you would like more than one report, please call shareholder services at 800.345.6611 and additional reports will be sent to you.
Proxy voting policies and procedures
The policy of the Board of Trustees is to vote the proxies of the companies in which the Fund holds investments consistent with the procedures as stated in the Statement of Additional Information (SAI). You may obtain a copy of the SAI without charge by calling 800.345.6611; contacting your financial intermediary; visiting investor.columbiathreadneedleus.com; or searching the website of the Securities and Exchange Commission (SEC) at sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities is filed with the SEC by August 31st for the most recent 12-month period ending June 30th of that year, and is available without charge by visiting investor.columbiathreadneedleus.com, or searching the website of the SEC at sec.gov.
Quarterly schedule of investments
The Fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Form N-Q is available on the SEC’s website at sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 800.SEC.0330. The Fund’s complete schedule of portfolio holdings, as filed on Form N-Q, can also be obtained without charge, upon request, by calling 800.345.6611.
Additional Fund information
For more information about the Fund, please visit investor.columbiathreadneedleus.com or call 800.345.6611. Customer Service Representatives are available to answer your questions Monday through Friday from 8 a.m. to 7 p.m. Eastern time.
Fund investment manager
Columbia Management Investment Advisers, LLC
225 Franklin Street
Boston, MA 02110
Fund distributor
Columbia Management Investment Distributors, Inc.
225 Franklin Street
Boston, MA 02110
Fund transfer agent
Columbia Management Investment Services Corp.
P.O. Box 8081
Boston, MA 02266-8081
Columbia Small Cap Growth Fund I | Semiannual Report 2018	31

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Columbia Small Cap Growth Fund I
P.O. Box 8081
Boston, MA 02266-8081

Please read and consider the investment objectives, risks, charges and expenses for any fund carefully before investing. For a prospectus and summary prospectus, which contains this and other important information about the Fund, go to
investor.columbiathreadneedleus.com. The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.
Columbia Threadneedle Investments (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies. All rights reserved. Columbia Management Investment Distributors, Inc., 225 Franklin Street, Boston, MA 02110-2804
© 2018 Columbia Management Investment Advisers, LLC.
investor.columbiathreadneedleus.com
SAR226_08_H01_(04/18)

SemiAnnual Report
February 28, 2018
Columbia Strategic Income Fund
Not FDIC Insured • No bank guarantee • May lose value

President’s Message
Dear Shareholders,
The year 2017 was an extraordinary year in the financial markets. The S&P 500 Index didn’t experience a single down month and returned over 20% during the 12-month period. The index continued this trend into January 2018, which marked the fastest start for the index ever. Low volatility, which had been a feature of the U.S. equity market for the last several years, along with the surge in the S&P 500 Index, seemingly drove investor sentiment to very high levels. This arguably set the stage for an overdue correction, which we witnessed in February 2018.
A return to volatility
There have been few periods of market upheaval such as were experienced in the first part of 2018. While investors were taken by surprise by the sudden and pronounced market swings, the return to some level of volatility actually marked a resumption of relatively normal market conditions. Having said that, it’s important to distinguish between a good technical correction where excess enthusiasm in the marketplace is being let out, versus a real change in the underlying fundamentals – things like an underperforming economy or weaker corporate earnings. Our view is that the recent market volatility falls into the former category, and the fundamentals remain strong. We’re continuing to see improvements in global economic activity, and we’re seeing corporate earnings expectations continue to rise – and not just because of tax reform.
Consistency is more important than ever
It’s important to keep in mind that when it comes to long-term investing, it’s the destination, not the journey that matters most. If you have a financial goal that you’ve worked out with your financial advisor, and you have a good asset allocation plan to reach it, it’s a question of sticking with your plan rather than become focused on near-term volatility. Bouts of volatility are normal. After all, it’s hard to cross the ocean without hitting an occasional rough patch. You need to focus on the destination.
One final thought. In weathering volatility, it’s the consistency of the return that is essential. Investors who chase higher returns are usually the first to sell when an investment goes through a bad patch, and they therefore don’t tend to benefit from the recovery. More disciplined investors who perhaps panic less or not at all during periods of volatility, tend to have improved long-term results and are more likely to reach their financial goals. Nothing is more important to us than making sure those who have entrusted us to protect and grow their assets are able to do what matters most to them.
Your success is our priority. Talk to your financial advisor about how working with Columbia Threadneedle Investments may help you position your portfolio for consistent, sustainable outcomes, no matter the market conditions.
Sincerely,
Christopher O. Petersen
President, Columbia Funds
The S&P 500 Index, an unmanaged index, measures the performance of 500 widely held, large-capitalization U.S. stocks and is frequently used as a general measure of market performance. Past performance is no guarantee of future results.
Columbia Funds are distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.
© 2018 Columbia Management Investment Advisers, LLC. All rights reserved.
Columbia Strategic Income Fund   |  Semiannual Report 2018

Columbia Strategic Income Fund  |  Semiannual Report 2018

Fund at a Glance
(Unaudited)
Investment objective
Columbia Strategic Income Fund (the Fund) seeks total return, consisting of current income and capital appreciation.
Portfolio management
Gene Tannuzzo, CFA
Co-Portfolio Manager
Managed Fund since 2010
Colin Lundgren, CFA
Co-Portfolio Manager
Managed Fund since 2010
Jason Callan
Co-Portfolio Manager
Managed Fund since November 2017
Average annual total returns (%) (for the period ended February 28, 2018)
		Inception	6 Months cumulative	1 Year	5 Years	10 Years
Class A	Excluding sales charges	04/21/77	0.90	4.06	3.40	5.44
	Including sales charges		-3.84	-0.91	2.40	4.92
Advisor Class*		11/08/12	1.04	4.39	3.69	5.58
Class C	Excluding sales charges	07/01/97	0.53	3.29	2.69	4.76
	Including sales charges		-0.45	2.29	2.69	4.76
Institutional Class		01/29/99	1.04	4.20	3.68	5.71
Institutional 2 Class*		03/07/11	1.07	4.44	3.78	5.71
Institutional 3 Class*		06/13/13	1.09	4.33	3.79	5.64
Class K*		03/07/11	0.94	4.01	3.53	5.51
Class R*		09/27/10	0.77	3.77	3.16	5.23
Class T*	Excluding sales charges	09/27/10	1.07	4.06	3.46	5.46
	Including sales charges		-1.52	1.52	2.95	5.20
Bloomberg Barclays U.S. Aggregate Bond Index			-2.18	0.51	1.71	3.60
ICE BofAML US Cash Pay High Yield Constrained Index			0.98	4.10	5.34	8.12
FTSE Non-U.S. World Government Bond (All Maturities) Index - Unhedged			2.70	11.17	0.90	2.01
JPMorgan Emerging Markets Bond Index - Global			-1.63	3.31	3.63	6.75
Returns for Class A shares are shown with and without the maximum initial sales charge of 4.75%. Returns for Class C shares are shown with and without the 1.00% contingent deferred sales charge for the first year only. Returns for Class T shares are shown with and without the maximum initial sales charge of 2.50% per transaction. Prior to March 27, 2017, Class T shares were known as Class W shares and were not subject to sales charges. The Fund’s other share classes are not subject to sales charges and have limited eligibility. Effective November 1, 2017, Class R4, Class R5, Class Y and Class Z shares were renamed Advisor Class, Institutional 2 Class, Institutional 3 Class and Institutional Class shares, respectively. Please see the Fund’s prospectus for details. Performance for different share classes will vary based on differences in sales charges and fees associated with each share class. All results shown assume reinvestment of distributions during the period. Returns do not reflect the deduction of taxes that a shareholder may pay on Fund distributions or on the redemption of Fund shares. Performance results reflect the effect of any fee waivers or reimbursements of Fund expenses by Columbia Management Investment Advisers, LLC and/or any of its affiliates. Absent these fee waivers or expense reimbursement arrangements, performance results would have been lower.
The performance information shown represents past performance and is not a guarantee of future results. The investment return and principal value of your investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance information shown. You may obtain performance information current to the most recent month-end by contacting your financial intermediary, visiting investor.columbiathreadneedleus.com/us or calling 800.345.6611.
*	The returns shown for periods prior to the share class inception date (including returns for the Life of the Fund, if shown, which are since Fund inception) include the returns of the Fund’s oldest share class. These returns are adjusted to reflect any higher class-related operating expenses of the newer share classes, as applicable. Please visit investor.columbiathreadneedleus.com/investment-products/mutual-funds/appended-performance for more information.
The Fund’s performance prior to August 29, 2014 reflects returns achieved pursuant to different principal investment strategies.
The Bloomberg Barclays U.S. Aggregate Bond Index is a market value-weighted index that tracks the daily price, coupon, pay-downs and total return performance of fixed-rate, publicly placed, dollar-denominated and non-convertible investment-grade debt issues with at least $250 million par amount outstanding and with at least one year to final maturity.
2	Columbia Strategic Income Fund | Semiannual Report 2018

Fund at a Glance   (continued)
(Unaudited)
The ICE BofAML US Cash Pay High Yield Constrained Index tracks the performance of U.S. dollar-denominated below investment-grade corporate debt, currently in a coupon paying period, that is publicly issued in the U.S. domestic market.
The FTSE Non-U.S. World Government Bond (All Maturities) Index — Unhedged is calculated on a market-weighted basis and includes all fixed-rate bonds with a remaining maturity of one year or longer and with amounts outstanding of at least the equivalent of U.S. $25 million, while excluding floating or variable rate bonds.
The JPMorgan Emerging Markets Bond Index — Global is based on U.S. dollar-denominated debt instruments issued by emerging market sovereign and quasi-sovereign entities, such as Brady bonds, Eurobonds and loans, and reflects reinvestment of all distributions and changes in market prices.
Indices are not available for investment, are not professionally managed and do not reflect sales charges, fees, brokerage commissions, taxes or other expenses of investing. Securities in the Fund may not match those in an index.
Portfolio breakdown (%) (at February 28, 2018)
Asset-Backed Securities — Non-Agency	10.1
Commercial Mortgage-Backed Securities - Non-Agency	4.4
Common Stocks	0.1
Corporate Bonds & Notes	37.5
Foreign Government Obligations	11.4
Inflation-Indexed Bonds	0.2
Money Market Funds	4.4
Options Purchased Calls	0.0 (a)
Options Purchased Puts	0.4
Residential Mortgage-Backed Securities - Agency	3.5
Residential Mortgage-Backed Securities - Non-Agency	18.6
Senior Loans	6.8
Treasury Bills	0.5
U.S. Treasury Obligations	2.1
Total	100.0

(a)	Rounds to zero.
Percentages indicated are based upon total investments. The Fund’s portfolio composition is subject to change.
Quality breakdown (%) (at February 28, 2018)
AAA rating	7.6
AA rating	8.6
A rating	4.4
BBB rating	18.6
BB rating	18.4
B rating	18.9
CCC rating	2.9
CC rating	0.0 (a)
Not rated	20.6
Total	100.0

(a)	Rounds to zero.
Percentages indicated are based upon total fixed income investments (excluding Money Market Funds).
Bond ratings apply to the underlying holdings of the Fund and not the Fund itself and are divided into categories ranging from highest to lowest credit quality, determined by using the middle rating of Moody’s, S&P and Fitch, after dropping the highest and lowest available ratings. When ratings are available from only two rating agencies, the lower rating is used. When a rating is available from only one rating agency, that rating is used. When a bond is not rated by any rating agency, it is designated as “Not rated.” Credit quality ratings assigned by a rating agency are subjective opinions, not statements of fact, and are subject to change, including daily. The ratings assigned by credit rating agencies are but one of the considerations that the Investment Manager and/or Fund’s subadviser incorporates into its credit analysis process, along with such other issuer-specific factors as cash flows, capital structure and leverage ratios, ability to de-leverage (repay) through free cash flow, quality of management, market positioning and access to capital, as well as such security-specific factors as the terms of the security (e.g., interest rate and time to maturity) and the amount and type of any collateral.

Columbia Strategic Income Fund | Semiannual Report 2018	3

Understanding Your Fund’s Expenses
(Unaudited)
As an investor, you incur two types of costs. There are transaction costs, which generally include sales charges on purchases and may include redemption fees. There are also ongoing costs, which generally include management fees, distribution and/or service fees, and other fund expenses. The following information is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to help you compare these costs with the ongoing costs of investing in other mutual funds.
Analyzing your Fund’s expenses
To illustrate these ongoing costs, we have provided examples and calculated the expenses paid by investors in each share class of the Fund during the period. The actual and hypothetical information in the table is based on an initial investment of $1,000 at the beginning of the period indicated and held for the entire period. Expense information is calculated two ways and each method provides you with different information. The amount listed in the “Actual” column is calculated using the Fund’s actual operating expenses and total return for the period. You may use the Actual information, together with the amount invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the results by the expenses paid during the period under the “Actual” column. The amount listed in the “Hypothetical” column assumes a 5% annual rate of return before expenses (which is not the Fund’s actual return) and then applies the Fund’s actual expense ratio for the period to the hypothetical return. You should not use the hypothetical account values and expenses to estimate either your actual account balance at the end of the period or the expenses you paid during the period. See “Compare with other funds” below for details on how to use the hypothetical data.
Compare with other funds
Since all mutual funds are required to include the same hypothetical calculations about expenses in shareholder reports, you can use this information to compare the ongoing cost of investing in the Fund with other funds. To do so, compare the hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. As you compare hypothetical examples of other funds, it is important to note that hypothetical examples are meant to highlight the ongoing costs of investing in a fund only and do not reflect any transaction costs, such as sales charges, or redemption or exchange fees. Therefore, the hypothetical calculations are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. If transaction costs were included in these calculations, your costs would be higher.
September 1, 2017 — February 28, 2018
	Account value at the beginning of the period ($)		Account value at the end of the period ($)		Expenses paid during the period ($)		Fund’s annualized expense ratio (%)
	Actual	Hypothetical	Actual	Hypothetical	Actual	Hypothetical	Actual
Class A	1,000.00	1,000.00	1,009.00	1,020.13	4.68	4.71	0.94
Advisor Class (formerly Class R4)	1,000.00	1,000.00	1,010.40	1,021.37	3.44	3.46	0.69
Class C	1,000.00	1,000.00	1,005.30	1,016.41	8.40	8.45	1.69
Institutional Class (formerly Class Z)	1,000.00	1,000.00	1,010.40	1,021.37	3.44	3.46	0.69
Institutional 2 Class (formerly Class R5)	1,000.00	1,000.00	1,010.70	1,021.62	3.19	3.21	0.64
Institutional 3 Class (formerly Class Y)	1,000.00	1,000.00	1,010.90	1,021.87	2.94	2.96	0.59
Class K	1,000.00	1,000.00	1,009.40	1,020.38	4.43	4.46	0.89
Class R	1,000.00	1,000.00	1,007.70	1,018.89	5.92	5.96	1.19
Class T	1,000.00	1,000.00	1,010.70	1,020.13	4.69	4.71	0.94
Expenses paid during the period are equal to the annualized expense ratio for each class as indicated above, multiplied by the average account value over the period and then multiplied by the number of days in the Fund’s most recent fiscal half year and divided by 365.
Expenses do not include fees and expenses incurred indirectly by the Fund from its investment in underlying funds, including affiliated and non-affiliated pooled investment vehicles, such as mutual funds and exchange-traded funds.
Had Columbia Management Investment Advisers, LLC and/or certain of its affiliates not waived/reimbursed certain fees and expenses, account value at the end of the period would have been reduced.
4	Columbia Strategic Income Fund | Semiannual Report 2018

Portfolio of Investments
February 28, 2018 (Unaudited)
(Percentages represent value of investments compared to net assets)
Asset-Backed Securities — Non-Agency 10.2%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Apidos CLO XXVIII(a),(b)
Series 2017-28A Class A1B
3-month USD LIBOR + 1.150% 01/20/2031	2.840%	20,750,000	20,864,561
ARES XLIV CLO Ltd.(a),(b)
Series 2017-44A Class D
3-month USD LIBOR + 6.550% 10/15/2029	7.864%	12,000,000	12,313,560
Ares XXXVII CLO Ltd.(a),(b)
Series 2015-4A Class A3R
3-month USD LIBOR + 1.500% 10/15/2030	2.861%	25,000,000	25,139,400
Atrium XIII(a),(b)
Series 2013A Class B
3-month USD LIBOR + 1.500% 11/21/2030	2.941%	32,414,000	32,472,896
Babson CLO Ltd.(a),(b)
Series 2015-2A Class B2R
3-month USD LIBOR + 1.590% 10/20/2030	3.335%	38,425,000	38,721,833
Carlyle Global Market Strategies CLO Ltd.(a),(b),(c),(d)
Series 2013-4A Class BRR
3-month USD LIBOR + 1.420% 01/15/2031	3.000%	11,725,000	11,725,000
Conn’s Receivables Funding LLC(a)
Series 2017-A Class A
07/15/2019	2.730%	1,533,763	1,534,085
Series 2017-A Class B
02/15/2020	5.110%	15,000,000	15,147,735
Series 2017-B Class A
07/15/2020	2.730%	7,251,553	7,243,247
Dryden 33 Senior Loan Fund(a),(b)
Series 2014-33A Class ER
3-month USD LIBOR + 7.540% 10/15/2028	9.262%	9,500,000	9,768,109
Dryden XXVIII Senior Loan Fund(a),(b)
Series 2013-28A Class A2LR
3-month USD LIBOR + 1.650% 08/15/2030	3.489%	23,650,000	23,888,155
FNA Trust(a),(c)
Series 2015-1 Class A
12/10/2023	3.240%	731,037	726,500
Hertz Fleet Lease Funding LP(a),(b)
Series 2017-1 Class A1
1-month USD LIBOR + 0.650% 04/10/2031	2.231%	7,769,000	7,774,277
Madison Park Funding XI Ltd.(a),(b),(c)
Series 2013-11A Class BR
3-month USD LIBOR + 1.650% 07/23/2029	3.395%	34,000,000	34,080,920
Asset-Backed Securities — Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Marlette Funding Trust(a)
Series 2017-1A Class A
03/15/2024	2.827%	8,087,840	8,097,348
Ocwen Master Advance Receivables Trust(a)
Series 2017-T1 Class AT1
09/15/2048	2.499%	8,100,000	8,105,978
OHA Credit Partners XIV Ltd.(a),(b)
Series 2017-14A Class B
3-month USD LIBOR + 1.500% 01/21/2030	3.083%	24,000,000	24,021,312
OneMain Financial Issuance Trust(a)
Series 2018-1A Class A
03/14/2029	3.300%	20,485,000	20,479,430
OZLM XI Ltd.(a),(b)
Series 2015-11A Class A2R
3-month USD LIBOR + 1.750% 10/30/2030	3.517%	14,700,000	14,832,050
OZLM XXI(a),(b)
Series 2017-21A Class A2
3-month USD LIBOR + 1.450% 01/20/2031	2.750%	18,500,000	18,533,504
Prosper Marketplace Issuance Trust(a)
Subordinated, Series 2017-2A Class C
09/15/2023	5.370%	10,000,000	10,110,716
RR 1 LLC(a),(b)
Series 2017-1A Class A2R
3-month USD LIBOR + 1.700% 07/15/2029	3.422%	14,200,000	14,305,719
Series 2017-1A Class DR
3-month USD LIBOR + 6.500% 07/15/2029	8.222%	5,000,000	5,115,195
SoFi Consumer Loan Program LLC(a)
Series 2016-2A Class A
10/27/2025	3.090%	3,438,976	3,442,137
Series 2016-3 Class A
12/26/2025	3.050%	6,919,508	6,920,462
SoFi Professional Loan Program LLC(a),(c),(e),(f),(g)
Series 2015-D Class RC
10/26/2037	0.000%	25	13,583,333
Series 2016-A Class RIO
01/25/2038	0.000%	20	5,000,000
Series 2016-A Class RPO
01/25/2038	0.000%	20	11,800,000
Series 2016-B Class RC
04/25/2037	0.000%	5	2,150,000
SoFi Professional Loan Program LLC(a)
Series 2017-1 Class A
01/26/2026	3.280%	5,889,204	5,908,140

The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Strategic Income Fund | Semiannual Report 2018	5

Portfolio of Investments  (continued)
February 28, 2018 (Unaudited)
Asset-Backed Securities — Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Voya CLO Ltd.(a),(b)
Series 2017-4A Class B
3-month USD LIBOR + 1.450% 10/15/2030	2.834%	14,400,000	14,468,645
Total Asset-Backed Securities — Non-Agency (Cost $431,665,147)			428,274,247

Commercial Mortgage-Backed Securities - Non-Agency 4.4%

Banc of America Merrill Lynch Commercial Mortgage Securities Trust(a),(b)
Series 2013-DSNY Class F
1-month USD LIBOR + 3.500% 09/15/2026	5.088%	11,687,195	11,693,389
BHMS Mortgage Trust(a),(h)
Series 2014-ATLS Class DFX
07/05/2033	5.176%	12,043,469	12,132,010
CHT 2017-COSMO Mortgage Trust(a),(b)
Series 2017-CSMO Class B
1-month USD LIBOR + 1.400% 11/15/2036	2.988%	19,670,000	19,731,418
Series 2017-CSMO Class E
1-month USD LIBOR + 3.000% 11/15/2036	4.588%	7,000,000	7,052,486
Credit Suisse Mortgage Capital Certificates OA LLC(a)
Subordinated, Series 2014-USA Class E
09/15/2037	4.373%	12,260,000	10,898,650
Subordinated, Series 2014-USA Class F
09/15/2037	4.373%	9,920,000	8,143,774
Hilton U.S.A. Trust(a),(h)
Series 2016-HHV Class F
11/05/2038	4.194%	28,590,000	24,641,564
Hilton U.S.A. Trust(a)
Subordinated, Series 2016-SFP Class E
11/05/2035	5.519%	9,700,000	9,835,121
Invitation Homes Trust(a),(b)
Series 2015-SFR3 Class E
1-month USD LIBOR + 3.750% 08/17/2032	5.338%	1,000,000	1,005,802
Series 2015-SFR3 Class F
1-month USD LIBOR + 4.750% 08/17/2032	6.338%	18,500,000	18,648,710
Series 2017-SFR2 Class E
1-month USD LIBOR + 2.250% 12/17/2036	3.838%	10,500,000	10,655,097
Rialto Real Estate Fund LLC(a)
Subordinated, Series 2015-LT7 Class B
12/25/2032	5.071%	6,648,870	6,648,870
UBS Commercial Mortgage Trust(a),(b)
Series 2018-NYCH Class A
1-month USD LIBOR + 0.850% 02/15/2032	2.438%	6,200,000	6,200,028
Commercial Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Series 2018-NYCH Class C
1-month USD LIBOR + 1.500% 02/15/2032	3.088%	10,941,000	10,940,815
Series 2018-NYCH Class E
1-month USD LIBOR + 2.900% 02/15/2032	4.488%	13,795,000	13,679,351
Series 2018-NYCH Class F
1-month USD LIBOR + 3.821% 02/15/2032	5.409%	13,283,000	13,217,408
Total Commercial Mortgage-Backed Securities - Non-Agency (Cost $182,147,564)			185,124,493

Common Stocks 0.1%
Issuer	Shares	Value ($)
Consumer Discretionary —%
Auto Components —%
Aptiv PLC	1,315	120,099
Delphi Technologies PLC	438	20,915
Total		141,014
Media —%
Cengage Learning, Inc.(i)	7,982	52,881
Tribune Media Co.	1,338	55,754
tronc, Inc.(i)	198	3,788
Total		112,423
Total Consumer Discretionary		253,437
Financials —%
Capital Markets —%
RCS Capital Corp.(c),(i)	5,448	381,360
Total Financials		381,360
Information Technology —%
Software —%
Avaya Holdings Corp.(i)	26,855	563,687
Total Information Technology		563,687
Materials —%
Chemicals —%
LyondellBasell Industries NV, Class A	3,806	411,885
Metals & Mining —%
Aleris International, Inc.(i)	3,721	107,909
Total Materials		519,794

The accompanying Notes to Financial Statements are an integral part of this statement.
6	Columbia Strategic Income Fund | Semiannual Report 2018

Portfolio of Investments  (continued)
February 28, 2018 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Telecommunication Services —%
Diversified Telecommunication Services —%
Hawaiian Telcom Holdco, Inc.(i)	478	13,465
Total Telecommunication Services		13,465
Utilities 0.1%
Independent Power and Renewable Electricity Producers 0.1%
Samson Resources(c),(i)	22,248	489,456
Templar Energy LLC(i)	24,262	33,360
Vistra Energy Corp(i)	21,925	415,479
Total		938,295
Total Utilities		938,295
Total Common Stocks (Cost $2,081,277)		2,670,038

Corporate Bonds & Notes(j) 37.7%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Aerospace & Defense 0.7%
Bombardier, Inc.(a)
12/01/2021	8.750%	1,629,000	1,788,908
01/15/2023	6.125%	1,015,000	1,017,282
12/01/2024	7.500%	1,429,000	1,486,181
Lockheed Martin Corp.
09/15/2052	4.090%	6,880,000	6,710,931
Northrop Grumman Corp.
10/15/2047	4.030%	8,550,000	8,223,022
TransDigm, Inc.
07/15/2024	6.500%	4,172,000	4,302,629
05/15/2025	6.500%	2,799,000	2,876,664
06/15/2026	6.375%	2,703,000	2,775,400
Total			29,181,017
Automotive 0.4%
Delphi Technologies PLC(a)
10/01/2025	5.000%	1,724,000	1,700,540
Ford Motor Co.
12/08/2046	5.291%	4,160,000	4,088,569
Ford Motor Credit Co. LLC
11/02/2020	2.343%	8,310,000	8,104,510
IHO Verwaltungs GmbH PIK(a)
09/15/2026	4.750%	987,000	957,091
Total			14,850,710
Banking 1.5%
Agromercantil Senior Trust(a)
04/10/2019	6.250%	1,295,000	1,315,816
Corporate Bonds & Notes(j) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Ally Financial, Inc.
11/01/2031	8.000%	5,888,000	7,297,958
Banco de Bogota SA(a)
Subordinated
05/12/2026	6.250%	4,000,000	4,249,368
Banco Mercantil del Norte SA(a),(k)
Subordinated
10/04/2031	5.750%	4,400,000	4,376,412
Bank of America Corp.(k)
01/20/2028	3.824%	7,615,000	7,555,451
BBVA Bancomer SA(a),(k)
Subordinated
11/12/2029	5.350%	3,698,000	3,677,010
Capital One Financial Corp.
05/12/2020	2.500%	11,365,000	11,228,904
Citigroup, Inc.
05/01/2026	3.400%	6,995,000	6,795,831
Industrial Senior Trust(a)
11/01/2022	5.500%	1,000,000	995,064
Popular, Inc.
07/01/2019	7.000%	714,000	734,717
Wells Fargo & Co.
01/30/2020	2.150%	8,470,000	8,350,607
10/23/2026	3.000%	6,000,000	5,665,470
Total			62,242,608
Brokerage/Asset Managers/Exchanges 0.1%
NFP Corp.(a)
07/15/2025	6.875%	1,920,000	1,925,312
VFH Parent LLC/Orchestra Co-Issuer, Inc.(a)
06/15/2022	6.750%	536,000	561,546
Total			2,486,858
Building Materials 0.4%
American Builders & Contractors Supply Co., Inc.(a)
12/15/2023	5.750%	4,171,000	4,364,309
Beacon Escrow Corp.(a)
11/01/2025	4.875%	4,023,000	3,937,455
Beacon Roofing Supply, Inc.
10/01/2023	6.375%	1,048,000	1,111,060
Cementos Pacasmayo SAA(a)
02/08/2023	4.500%	650,000	656,506
Cemex SAB de CV(a)
04/16/2026	7.750%	2,550,000	2,860,779
Core & Main LP(a)
08/15/2025	6.125%	833,000	828,423
HD Supply, Inc.(a)
04/15/2024	5.750%	1,082,000	1,135,472

The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Strategic Income Fund | Semiannual Report 2018	7

Portfolio of Investments  (continued)
February 28, 2018 (Unaudited)
Corporate Bonds & Notes(j) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
James Hardie International Finance DAC(a)
01/15/2025	4.750%	653,000	648,964
01/15/2028	5.000%	918,000	907,046
Union Andina de Cementos SAA(a)
10/30/2021	5.875%	676,000	695,065
Total			17,145,079
Cable and Satellite 2.3%
Altice U.S. Finance I Corp.(a)
07/15/2023	5.375%	4,057,000	4,127,243
05/15/2026	5.500%	3,640,000	3,612,660
CCO Holdings LLC/Capital Corp.(a)
05/01/2025	5.375%	1,568,000	1,577,055
02/15/2026	5.750%	3,586,000	3,633,324
05/01/2026	5.500%	80,000	80,088
05/01/2027	5.125%	5,385,000	5,180,833
05/01/2027	5.875%	766,000	778,013
Cequel Communications Holdings I LLC/Capital Corp.(a)
12/15/2021	5.125%	1,569,000	1,568,666
CSC Holdings LLC(a)
01/15/2023	10.125%	828,000	927,360
10/15/2025	6.625%	4,572,000	4,807,645
10/15/2025	10.875%	2,105,000	2,481,248
04/15/2027	5.500%	832,000	820,835
02/01/2028	5.375%	3,873,000	3,776,620
DISH DBS Corp.
11/15/2024	5.875%	5,215,000	4,889,063
07/01/2026	7.750%	5,522,000	5,445,526
Quebecor Media, Inc.
01/15/2023	5.750%	4,930,000	5,121,245
Radiate Holdco LLC/Finance, Inc.(a)
02/15/2023	6.875%	612,000	609,447
Radiate HoldCo LLC/Finance, Inc.(a)
02/15/2025	6.625%	2,610,000	2,501,677
Sirius XM Radio, Inc.(a)
04/15/2025	5.375%	2,209,000	2,244,273
07/15/2026	5.375%	1,521,000	1,539,355
08/01/2027	5.000%	3,815,000	3,718,442
Sky PLC(a)
09/16/2024	3.750%	12,889,000	12,999,162
Unitymedia GmbH(a)
01/15/2025	6.125%	2,296,000	2,410,327
Unitymedia Hessen GmbH & Co. KG NRW(a)
01/15/2025	5.000%	4,876,000	4,982,394
Videotron Ltd.(a)
04/15/2027	5.125%	1,565,000	1,577,425
Virgin Media Secured Finance PLC(a)
01/15/2026	5.250%	8,162,000	8,018,145
08/15/2026	5.500%	740,000	728,583
Corporate Bonds & Notes(j) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Ziggo Bond Finance BV(a)
01/15/2027	6.000%	2,240,000	2,145,085
Ziggo Secured Finance BV(a)
01/15/2027	5.500%	5,821,000	5,582,065
Total			97,883,804
Chemicals 0.7%
Angus Chemical Co.(a)
02/15/2023	8.750%	1,488,000	1,539,525
Atotech U.S.A., Inc.(a)
02/01/2025	6.250%	2,146,000	2,166,647
Axalta Coating Systems LLC(a)
08/15/2024	4.875%	2,475,000	2,487,877
Chemours Co. (The)
05/15/2023	6.625%	1,541,000	1,617,879
Elementia SAB de CV(a)
01/15/2025	5.500%	2,000,000	2,029,498
INEOS Group Holdings SA(a)
08/01/2024	5.625%	1,128,000	1,146,317
Koppers, Inc.(a)
02/15/2025	6.000%	597,000	620,643
LYB International Finance BV
03/15/2044	4.875%	4,790,000	5,034,721
Olin Corp.
02/01/2030	5.000%	2,231,000	2,163,938
Platform Specialty Products Corp.(a)
02/01/2022	6.500%	906,000	928,310
12/01/2025	5.875%	2,740,000	2,728,292
PQ Corp.(a)
11/15/2022	6.750%	5,633,000	5,954,509
12/15/2025	5.750%	1,545,000	1,570,394
SPCM SA(a)
09/15/2025	4.875%	1,262,000	1,244,391
Total			31,232,941
Construction Machinery 0.3%
Ashtead Capital, Inc.(a)
08/15/2027	4.375%	1,500,000	1,457,196
H&E Equipment Services, Inc.(a)
09/01/2025	5.625%	1,731,000	1,767,533
Ritchie Bros. Auctioneers, Inc.(a)
01/15/2025	5.375%	627,000	633,002
United Rentals North America, Inc.
10/15/2025	4.625%	463,000	451,109
09/15/2026	5.875%	3,761,000	3,948,930
05/15/2027	5.500%	1,706,000	1,749,988
01/15/2028	4.875%	3,560,000	3,466,945
Total			13,474,703

The accompanying Notes to Financial Statements are an integral part of this statement.
8	Columbia Strategic Income Fund | Semiannual Report 2018

Portfolio of Investments  (continued)
February 28, 2018 (Unaudited)
Corporate Bonds & Notes(j) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Consumer Cyclical Services 0.3%
APX Group, Inc.
12/01/2020	8.750%	2,672,000	2,711,952
12/01/2022	7.875%	2,000,000	2,105,122
09/01/2023	7.625%	1,055,000	1,119,996
IHS Markit Ltd.(a)
11/01/2022	5.000%	2,302,000	2,388,281
02/15/2025	4.750%	1,904,000	1,946,996
03/01/2026	4.000%	1,178,000	1,141,851
Interval Acquisition Corp.
04/15/2023	5.625%	2,601,000	2,684,076
Total			14,098,274
Consumer Products 0.4%
Mattel, Inc.(a)
12/31/2025	6.750%	2,187,000	2,224,428
Prestige Brands, Inc.(a)
03/01/2024	6.375%	1,744,000	1,786,874
Scotts Miracle-Gro Co. (The)
10/15/2023	6.000%	1,598,000	1,673,764
12/15/2026	5.250%	553,000	559,449
Spectrum Brands, Inc.
07/15/2025	5.750%	3,409,000	3,524,630
Springs Industries, Inc.
06/01/2021	6.250%	2,499,000	2,543,720
Valvoline, Inc.
07/15/2024	5.500%	314,000	322,981
08/15/2025	4.375%	2,603,000	2,542,712
Total			15,178,558
Diversified Manufacturing 0.3%
Gates Global LLC/Co.(a)
07/15/2022	6.000%	1,407,000	1,433,667
SPX FLOW, Inc.(a)
08/15/2026	5.875%	1,942,000	1,991,764
TriMas Corp.(a)
10/15/2025	4.875%	1,265,000	1,243,067
United Technologies Corp.
11/01/2046	3.750%	3,195,000	2,933,668
WESCO Distribution, Inc.
06/15/2024	5.375%	852,000	858,426
Zekelman Industries, Inc.(a)
06/15/2023	9.875%	1,862,000	2,051,850
Total			10,512,442
Corporate Bonds & Notes(j) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Electric 4.3%
AES Corp.
05/15/2023	4.875%	1,340,000	1,355,036
05/15/2026	6.000%	1,179,000	1,240,730
09/01/2027	5.125%	1,439,000	1,461,149
Calpine Corp.
01/15/2025	5.750%	2,037,000	1,909,938
Calpine Corp.(a)
06/01/2026	5.250%	703,000	683,668
CMS Energy Corp.
03/01/2024	3.875%	7,500,000	7,645,515
02/15/2027	2.950%	5,675,000	5,335,800
03/31/2043	4.700%	6,629,000	6,989,691
DTE Energy Co.
06/01/2024	3.500%	6,660,000	6,640,699
10/01/2026	2.850%	27,095,000	25,171,716
Duke Energy Carolinas LLC
03/15/2046	3.875%	1,600,000	1,578,952
Duke Energy Corp.
10/15/2023	3.950%	9,115,000	9,356,675
04/15/2024	3.750%	949,000	961,693
09/01/2046	3.750%	12,000,000	10,920,912
Dynegy, Inc.
11/01/2024	7.625%	1,685,000	1,815,958
Dynegy, Inc.(a)
01/30/2026	8.125%	2,185,000	2,397,002
Emera U.S. Finance LP
06/15/2046	4.750%	15,730,000	15,786,974
Energuate Trust(a)
05/03/2027	5.875%	5,000,000	5,065,955
Indiana Michigan Power Co.
07/01/2047	3.750%	7,010,000	6,625,761
NextEra Energy Operating Partners LP(a)
09/15/2027	4.500%	4,436,000	4,241,033
NRG Energy, Inc.
01/15/2027	6.625%	2,762,000	2,850,787
NRG Energy, Inc.(a)
01/15/2028	5.750%	1,267,000	1,248,542
NRG Yield Operating LLC
08/15/2024	5.375%	4,650,000	4,693,505
09/15/2026	5.000%	3,374,000	3,315,336
Pacific Gas & Electric Co.(a)
12/01/2027	3.300%	656,000	621,179
12/01/2047	3.950%	9,220,000	8,300,526
Pacific Gas & Electric Co.
02/15/2044	4.750%	4,800,000	4,879,368
Pattern Energy Group, Inc.(a)
02/01/2024	5.875%	3,103,000	3,204,924

The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Strategic Income Fund | Semiannual Report 2018	9

Portfolio of Investments  (continued)
February 28, 2018 (Unaudited)
Corporate Bonds & Notes(j) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
PPL Capital Funding, Inc.
03/15/2024	3.950%	7,750,000	7,911,533
Progress Energy, Inc.
04/01/2022	3.150%	8,094,000	8,057,197
Southern Co. (The)
07/01/2046	4.400%	14,095,000	14,129,209
TerraForm Power Operating LLC(a)
01/31/2028	5.000%	3,114,000	3,013,502
Xcel Energy, Inc.
12/01/2026	3.350%	3,175,000	3,109,173
Total			182,519,638
Finance Companies 1.2%
Aircastle Ltd.
02/15/2022	5.500%	862,000	900,614
04/01/2023	5.000%	702,000	724,324
GE Capital International Funding Co. Unlimited Co.
11/15/2020	2.342%	9,440,000	9,234,878
11/15/2035	4.418%	21,100,000	20,707,667
iStar, Inc.
04/01/2022	6.000%	2,394,000	2,411,526
Navient Corp.
01/25/2022	7.250%	1,039,000	1,115,644
06/15/2022	6.500%	1,411,000	1,470,194
01/25/2023	5.500%	1,000,000	991,940
03/25/2024	6.125%	2,849,000	2,858,034
10/25/2024	5.875%	1,278,000	1,266,895
Provident Funding Associates LP/Finance Corp.(a)
06/15/2025	6.375%	2,862,000	2,920,073
Quicken Loans, Inc.(a)
05/01/2025	5.750%	4,451,000	4,487,383
01/15/2028	5.250%	125,000	120,742
Springleaf Finance Corp.
03/15/2023	5.625%	1,173,000	1,163,061
Total			50,372,975
Food and Beverage 2.0%
Anheuser-Busch InBev Finance, Inc.
02/01/2046	4.900%	9,385,000	10,011,026
Aramark Services, Inc.
01/15/2024	5.125%	799,000	813,639
Aramark Services, Inc.(a)
02/01/2028	5.000%	1,238,000	1,232,361
B&G Foods, Inc.
04/01/2025	5.250%	4,796,000	4,618,548
Chobani LLC/Finance Corp., Inc.(a)
04/15/2025	7.500%	3,163,000	3,297,032
Corporate Bonds & Notes(j) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
ConAgra Foods, Inc.
09/15/2022	3.250%	3,130,000	3,129,343
FAGE International SA/U.S.A. Dairy Industry, Inc.(a)
08/15/2026	5.625%	3,678,000	3,462,789
Kernel Holding SA(a)
01/31/2022	8.750%	2,950,000	3,216,889
Kraft Heinz Foods Co.
06/01/2046	4.375%	8,595,000	7,853,784
Lamb Weston Holdings, Inc.(a)
11/01/2024	4.625%	727,000	730,784
11/01/2026	4.875%	2,538,000	2,538,211
MARB BondCo PLC(a)
03/15/2024	7.000%	1,850,000	1,809,444
01/19/2025	6.875%	1,700,000	1,625,611
MHP SE(a)
04/02/2020	8.250%	1,387,000	1,489,864
05/10/2024	7.750%	3,005,000	3,248,162
Molson Coors Brewing Co.
07/15/2026	3.000%	2,965,000	2,771,374
07/15/2046	4.200%	7,137,000	6,685,178
Mondelez International, Inc.(a)
10/28/2019	1.625%	6,252,000	6,142,809
Pinnacle Foods Finance LLC/Corp.
01/15/2024	5.875%	1,000,000	1,044,081
Post Holdings, Inc.(a)
03/01/2025	5.500%	742,000	746,287
08/15/2026	5.000%	3,107,000	2,957,640
03/01/2027	5.750%	6,528,000	6,475,025
01/15/2028	5.625%	1,161,000	1,131,813
Sysco Corp.
07/15/2027	3.250%	8,284,000	7,995,568
Total			85,027,262
Gaming 1.1%
Boyd Gaming Corp.
04/01/2026	6.375%	2,849,000	3,000,459
Caesars Resort Collection LLC/CRC Finco, Inc.(a)
10/15/2025	5.250%	1,064,000	1,043,078
Eldorado Resorts, Inc.
04/01/2025	6.000%	4,115,000	4,236,977
GLP Capital LP/Financing II, Inc.
04/15/2026	5.375%	4,495,000	4,645,182
International Game Technology PLC(a)
02/15/2025	6.500%	5,567,000	5,988,633
Jack Ohio Finance LLC/1 Corp.(a)
11/15/2021	6.750%	2,230,000	2,315,744

The accompanying Notes to Financial Statements are an integral part of this statement.
10	Columbia Strategic Income Fund | Semiannual Report 2018

Portfolio of Investments  (continued)
February 28, 2018 (Unaudited)
Corporate Bonds & Notes(j) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
MGM Growth Properties Operating Partnership LP/Finance Co-Issuer, Inc.
05/01/2024	5.625%	899,000	930,796
09/01/2026	4.500%	873,000	835,503
01/15/2028	4.500%	4,934,000	4,659,551
MGM Resorts International
12/15/2021	6.625%	2,043,000	2,206,985
Penn National Gaming, Inc.(a)
01/15/2027	5.625%	1,446,000	1,435,483
Rivers Pittsburgh Borrower LP/Finance Corp.(a)
08/15/2021	6.125%	2,940,000	2,786,450
Scientific Games International, Inc.(a)
01/01/2022	7.000%	1,450,000	1,526,125
10/15/2025	5.000%	3,858,000	3,814,459
Scientific Games International, Inc.
12/01/2022	10.000%	3,541,000	3,840,565
Seminole Tribe of Florida, Inc.(a)
10/01/2020	7.804%	1,080,000	1,090,800
Tunica-Biloxi Gaming Authority(a)
12/15/2020	3.780%	3,174,123	857,013
Wynn Las Vegas LLC/Capital Corp.(a)
03/01/2025	5.500%	745,000	755,218
05/15/2027	5.250%	1,207,000	1,186,976
Total			47,155,997
Health Care 2.5%
Acadia Healthcare Co., Inc.
07/01/2022	5.125%	524,000	530,161
03/01/2024	6.500%	2,077,000	2,159,598
Amsurg Corp.
07/15/2022	5.625%	635,000	648,125
Becton Dickinson and Co.
06/06/2027	3.700%	17,970,000	17,225,503
Cardinal Health, Inc.
06/15/2027	3.410%	18,160,000	17,092,864
Change Healthcare Holdings LLC/Finance, Inc.(a)
03/01/2025	5.750%	2,668,000	2,670,793
CHS/Community Health Systems, Inc.
02/01/2022	6.875%	1,032,000	673,380
03/31/2023	6.250%	4,003,000	3,629,008
CVS Health Corp.
06/01/2026	2.875%	8,285,000	7,563,965
DaVita, Inc.
05/01/2025	5.000%	5,269,000	5,165,353
Envision Healthcare Corp.(a)
12/01/2024	6.250%	855,000	895,985
Express Scripts Holding Co.
07/15/2046	4.800%	8,475,000	8,487,916
Corporate Bonds & Notes(j) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
HCA, Inc.
02/15/2020	6.500%	1,416,000	1,492,120
02/15/2022	7.500%	3,328,000	3,694,080
04/15/2025	5.250%	4,188,000	4,303,765
02/15/2027	4.500%	5,235,000	5,102,926
Hologic, Inc.(a)
10/15/2025	4.375%	2,189,000	2,137,011
02/01/2028	4.625%	1,661,000	1,609,039
MPH Acquisition Holdings LLC(a)
06/01/2024	7.125%	3,986,000	4,191,881
Polaris Intermediate Corp. PIK(a)
12/01/2022	8.500%	1,261,000	1,286,814
Quintiles IMS, Inc.(a)
05/15/2023	4.875%	1,308,000	1,336,388
10/15/2026	5.000%	506,000	507,021
Sotera Health Holdings LLC(a)
05/15/2023	6.500%	2,051,000	2,096,875
Teleflex, Inc.
06/01/2026	4.875%	539,000	534,868
11/15/2027	4.625%	1,215,000	1,186,034
Tenet Healthcare Corp.
06/15/2023	6.750%	761,000	760,917
Tenet Healthcare Corp.(a)
07/15/2024	4.625%	3,428,000	3,290,880
05/01/2025	5.125%	1,317,000	1,278,054
08/01/2025	7.000%	2,667,000	2,660,263
Universal Health Services, Inc.(a)
06/01/2026	5.000%	3,040,000	3,080,134
Total			107,291,721
Healthcare Insurance 0.1%
Centene Corp.
01/15/2025	4.750%	2,202,000	2,190,854
Molina Healthcare, Inc.(a)
06/15/2025	4.875%	739,000	712,389
WellCare Health Plans, Inc.
04/01/2025	5.250%	2,627,000	2,662,262
Total			5,565,505
Home Construction 0.2%
Lennar Corp.(a)
11/15/2024	5.875%	1,191,000	1,262,000
06/01/2026	5.250%	601,000	613,250
06/15/2027	5.000%	971,000	970,057
11/29/2027	4.750%	1,152,000	1,117,946
Meritage Homes Corp.
04/01/2022	7.000%	673,000	746,857
06/06/2027	5.125%	2,223,000	2,190,062

The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Strategic Income Fund | Semiannual Report 2018	11

Portfolio of Investments  (continued)
February 28, 2018 (Unaudited)
Corporate Bonds & Notes(j) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Taylor Morrison Communities, Inc./Holdings II(a)
04/15/2023	5.875%	1,265,000	1,318,011
03/01/2024	5.625%	695,000	708,190
Total			8,926,373
Independent Energy 1.6%
Callon Petroleum Co.
10/01/2024	6.125%	1,571,000	1,600,550
Canadian Natural Resources Ltd.
06/01/2047	4.950%	1,165,000	1,215,295
Carrizo Oil & Gas, Inc.
04/15/2023	6.250%	2,712,000	2,718,718
Centennial Resource Production LLC(a)
01/15/2026	5.375%	1,776,000	1,771,038
Continental Resources, Inc.
06/01/2024	3.800%	1,047,000	1,015,128
CrownRock LP/Finance, Inc.(a)
10/15/2025	5.625%	2,555,000	2,511,105
Diamondback Energy, Inc.
11/01/2024	4.750%	533,000	526,779
05/31/2025	5.375%	4,549,000	4,596,537
Diamondback Energy, Inc.(a)
05/31/2025	5.375%	777,000	778,786
Endeavor Energy Resources LP/Finance, Inc.(a)
01/30/2026	5.500%	358,000	356,195
01/30/2028	5.750%	1,578,000	1,577,751
Extraction Oil & Gas, Inc.(a)
05/15/2024	7.375%	1,272,000	1,347,254
02/01/2026	5.625%	1,082,000	1,063,809
Gran Tierra Energy International Holdings Ltd.(a)
02/15/2025	6.250%	1,550,000	1,507,222
Halcon Resources Corp.(a)
02/15/2025	6.750%	1,997,000	1,997,787
Halcon Resources Corp.
02/15/2025	6.750%	1,442,000	1,450,813
Indigo Natural Resources LLC(a)
02/15/2026	6.875%	1,369,000	1,340,660
Kosmos Energy Ltd.(a)
08/01/2021	7.875%	1,150,000	1,177,483
Laredo Petroleum, Inc.
03/15/2023	6.250%	5,577,000	5,633,679
Noble Energy, Inc.
11/15/2043	5.250%	2,725,000	2,900,713
Parsley Energy LLC/Finance Corp.(a)
06/01/2024	6.250%	1,271,000	1,319,587
01/15/2025	5.375%	1,225,000	1,218,875
08/15/2025	5.250%	2,621,000	2,589,614
10/15/2027	5.625%	3,198,000	3,177,606
Corporate Bonds & Notes(j) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
PDC Energy, Inc.
09/15/2024	6.125%	2,717,000	2,786,303
RSP Permian, Inc.
01/15/2025	5.250%	7,119,000	7,186,075
SM Energy Co.
06/01/2025	5.625%	642,000	613,538
09/15/2026	6.750%	3,790,000	3,800,332
Whiting Petroleum Corp.(a)
01/15/2026	6.625%	1,230,000	1,256,736
WPX Energy, Inc.
01/15/2022	6.000%	5,879,000	6,116,929
09/15/2024	5.250%	1,683,000	1,682,744
Total			68,835,641
Integrated Energy 0.2%
Cenovus Energy, Inc.
09/15/2043	5.200%	8,345,000	8,040,141
Leisure 0.1%
Cedar Fair LP/Canada’s Wonderland Co./Magnum Management Corp./Millenium Operations LLC(a)
04/15/2027	5.375%	1,655,000	1,673,794
Live Nation Entertainment, Inc.(a)
11/01/2024	4.875%	1,163,000	1,155,186
LTF Merger Sub, Inc.(a)
06/15/2023	8.500%	1,037,000	1,091,765
Silversea Cruise Finance Ltd.(a)
02/01/2025	7.250%	1,880,000	1,996,184
Total			5,916,929
Life Insurance 2.4%
Brighthouse Financial, Inc.(a)
06/22/2047	4.700%	7,770,000	7,243,248
Five Corners Funding Trust(a)
11/15/2023	4.419%	22,756,000	23,883,332
Guardian Life Insurance Co. of America (The)(a)
Subordinated
06/19/2064	4.875%	7,860,000	8,389,167
Massachusetts Mutual Life Insurance Co.(a)
Subordinated
04/01/2077	4.900%	6,700,000	6,868,894
MetLife, Inc.
03/01/2045	4.050%	9,740,000	9,458,008
Northwestern Mutual Life Insurance Co. (The)(a)
Subordinated
09/30/2047	3.850%	6,710,000	6,326,269
Peachtree Corners Funding Trust(a)
02/15/2025	3.976%	22,118,000	22,253,605

The accompanying Notes to Financial Statements are an integral part of this statement.
12	Columbia Strategic Income Fund | Semiannual Report 2018

Portfolio of Investments  (continued)
February 28, 2018 (Unaudited)
Corporate Bonds & Notes(j) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Teachers Insurance & Annuity Association of America(a)
Subordinated
09/15/2044	4.900%	9,550,000	10,364,118
05/15/2047	4.270%	2,961,000	2,927,825
Voya Financial, Inc.
06/15/2046	4.800%	1,475,000	1,525,592
Total			99,240,058
Lodging 0.1%
Grupo Posadas SAB de CV(a)
06/30/2022	7.875%	4,650,000	4,830,127
Hilton Grand Vacations Borrower LLC/Inc.
12/01/2024	6.125%	775,000	837,419
Total			5,667,546
Media and Entertainment 1.1%
21st Century Fox America, Inc.
09/15/2044	4.750%	8,832,000	9,495,045
Match Group, Inc.
06/01/2024	6.375%	2,214,000	2,394,027
Match Group, Inc.(a)
12/15/2027	5.000%	900,000	906,124
Netflix, Inc.
02/15/2025	5.875%	2,124,000	2,245,204
11/15/2026	4.375%	3,301,000	3,183,884
Netflix, Inc.(a)
04/15/2028	4.875%	4,534,000	4,453,771
Nielsen Luxembourg SARL(a)
02/01/2025	5.000%	2,622,000	2,620,878
Outfront Media Capital LLC/Corp.
03/15/2025	5.875%	2,889,000	2,932,419
Scripps Networks Interactive, Inc.
11/15/2024	3.900%	7,245,000	7,190,742
06/15/2025	3.950%	7,400,000	7,307,737
Univision Communications, Inc.(a)
02/15/2025	5.125%	1,530,000	1,413,553
Total			44,143,384
Metals and Mining 0.9%
Alcoa Nederland Holding BV(a)
09/30/2024	6.750%	876,000	939,983
09/30/2026	7.000%	694,000	749,638
Big River Steel LLC/Finance Corp.(a)
09/01/2025	7.250%	1,664,000	1,759,595
Constellium NV(a)
05/15/2024	5.750%	2,602,000	2,627,429
03/01/2025	6.625%	1,472,000	1,521,749
02/15/2026	5.875%	832,000	840,519
Corporate Bonds & Notes(j) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Freeport-McMoRan, Inc.
03/15/2020	3.100%	4,000,000	3,954,652
03/15/2043	5.450%	8,293,000	8,000,324
Grinding Media, Inc./Moly-Cop AltaSteel Ltd.(a)
12/15/2023	7.375%	1,415,000	1,485,249
HudBay Minerals, Inc.(a)
01/15/2023	7.250%	506,000	541,941
01/15/2025	7.625%	1,496,000	1,627,492
Noranda Aluminum Acquisition Corp. PIK(a),(c),(f)
10/20/2020	10.000%	8,918	6,242
Novelis Corp.(a)
08/15/2024	6.250%	910,000	936,043
09/30/2026	5.875%	4,288,000	4,322,849
Steel Dynamics, Inc.
09/15/2025	4.125%	612,000	591,144
Teck Resources Ltd.
07/15/2041	6.250%	7,345,000	8,097,914
Total			38,002,763
Midstream 2.7%
Andeavor Logistics LP/Tesoro Finance Corp.
01/15/2025	5.250%	4,443,000	4,559,127
Cheniere Corpus Christi Holdings LLC
06/30/2027	5.125%	1,793,000	1,813,587
Delek Logistics Partners LP(a)
05/15/2025	6.750%	1,539,000	1,552,636
Energy Transfer Equity LP
03/15/2023	4.250%	1,499,000	1,470,838
06/01/2027	5.500%	7,214,000	7,451,709
Energy Transfer Partners LP/Regency Finance Corp.
09/01/2020	5.750%	1,682,000	1,770,751
Enterprise Products Operating LLC
02/15/2045	5.100%	6,635,000	7,181,133
05/15/2046	4.900%	3,310,000	3,494,715
Holly Energy Partners LP/Finance Corp.(a)
08/01/2024	6.000%	2,807,000	2,898,789
Kinder Morgan Energy Partners LP
03/01/2043	5.000%	19,748,000	19,316,092
Kinder Morgan, Inc.
02/15/2046	5.050%	695,000	683,863
NGPL PipeCo LLC(a)
08/15/2022	4.375%	683,000	686,274
08/15/2027	4.875%	829,000	837,023
12/15/2037	7.768%	3,924,000	4,825,256
NuStar Logistics LP
04/28/2027	5.625%	2,219,000	2,204,490
Plains All American Pipeline LP/Finance Corp.
06/15/2044	4.700%	15,454,000	14,028,430

The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Strategic Income Fund | Semiannual Report 2018	13

Portfolio of Investments  (continued)
February 28, 2018 (Unaudited)
Corporate Bonds & Notes(j) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Rockies Express Pipeline LLC(a)
04/15/2040	6.875%	2,758,000	3,234,977
Rockpoint Gas Storage Canada Ltd.(a)
03/31/2023	7.000%	1,539,000	1,536,482
Sunoco LP/Finance Corp.(a)
01/15/2023	4.875%	732,000	726,414
02/15/2026	5.500%	1,264,000	1,264,063
03/15/2028	5.875%	759,000	759,440
Tallgrass Energy Partners LP/Finance Corp.(a)
09/15/2024	5.500%	731,000	753,196
01/15/2028	5.500%	2,304,000	2,311,870
Targa Resources Partners LP/Finance Corp.
11/15/2023	4.250%	2,634,000	2,568,324
02/01/2027	5.375%	3,864,000	3,880,445
Targa Resources Partners LP/Finance Corp.(a)
01/15/2028	5.000%	6,950,000	6,749,868
TransMontaigne Partners LP/TLP Finance Corp.
02/15/2026	6.125%	1,691,000	1,709,687
Williams Companies, Inc. (The)
06/24/2024	4.550%	9,419,000	9,490,735
Williams Partners LP
09/15/2045	5.100%	5,649,000	5,840,512
Total			115,600,726
Natural Gas 0.7%
NiSource Finance Corp.
03/30/2048	3.950%	2,115,000	2,003,607
NiSource, Inc.
02/15/2043	5.250%	3,620,000	4,101,659
05/15/2047	4.375%	7,500,000	7,629,818
Sempra Energy
06/15/2024	3.550%	6,059,000	6,051,814
06/15/2027	3.250%	10,850,000	10,381,974
Total			30,168,872
Oil Field Services 0.2%
Ensco PLC
02/01/2026	7.750%	1,000,000	940,234
Nabors Industries, Inc.(a)
02/01/2025	5.750%	3,946,000	3,766,398
Rowan Companies, Inc.
01/15/2024	4.750%	1,109,000	970,654
SESI LLC(a)
09/15/2024	7.750%	777,000	810,549
Transocean, Inc.(a)
01/15/2026	7.500%	722,000	727,627
Weatherford International LLC(a)
03/01/2025	9.875%	355,000	351,008
Corporate Bonds & Notes(j) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Weatherford International Ltd.
06/15/2021	7.750%	1,526,000	1,519,701
Total			9,086,171
Other Financial Institutions 0.0%
FTI Consulting, Inc.
11/15/2022	6.000%	859,000	882,671
Other Industry 0.1%
CB Richard Ellis Services, Inc.
03/15/2025	5.250%	1,655,000	1,770,532
KAR Auction Services, Inc.(a)
06/01/2025	5.125%	3,813,000	3,844,499
Total			5,615,031
Other REIT 0.1%
CyrusOne LP/Finance Corp.
03/15/2024	5.000%	1,043,000	1,050,921
03/15/2027	5.375%	1,182,000	1,193,667
Total			2,244,588
Packaging 0.8%
ARD Finance SA PIK
09/15/2023	7.125%	1,208,000	1,256,309
Ardagh Packaging Finance PLC/Holdings U.S.A., Inc.(a)
05/15/2024	7.250%	2,355,000	2,522,608
02/15/2025	6.000%	5,086,000	5,217,773
Berry Global, Inc.
07/15/2023	5.125%	4,020,000	4,111,491
Crown Americas LLC/Capital Corp. VI(a)
02/01/2026	4.750%	1,116,000	1,099,224
Multi-Color Corp.(a)
11/01/2025	4.875%	1,891,000	1,816,378
Novolex (a)
01/15/2025	6.875%	654,000	659,870
Owens-Brockway Glass Container, Inc.(a)
08/15/2023	5.875%	1,527,000	1,588,160
08/15/2025	6.375%	1,801,000	1,936,075
Reynolds Group Issuer, Inc./LLC
10/15/2020	5.750%	5,964,858	6,044,173
Reynolds Group Issuer, Inc./LLC(a)
07/15/2023	5.125%	2,299,000	2,342,667
07/15/2024	7.000%	3,073,000	3,231,496
Total			31,826,224
Pharmaceuticals 0.9%
Allergan Funding SCS
03/15/2025	3.800%	10,552,000	10,409,453

The accompanying Notes to Financial Statements are an integral part of this statement.
14	Columbia Strategic Income Fund | Semiannual Report 2018

Portfolio of Investments  (continued)
February 28, 2018 (Unaudited)
Corporate Bonds & Notes(j) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Amgen, Inc.
06/15/2051	4.663%	4,060,000	4,119,865
Catalent Pharma Solutions, Inc.(a)
01/15/2026	4.875%	1,749,000	1,733,562
Celgene Corp.
02/20/2048	4.550%	3,380,000	3,282,440
Jaguar Holding Co. II/Pharmaceutical Product Development LLC(a)
08/01/2023	6.375%	2,774,000	2,796,075
Valeant Pharmaceuticals International, Inc.(a)
07/15/2021	7.500%	3,553,000	3,570,449
05/15/2023	5.875%	5,582,000	4,956,609
03/15/2024	7.000%	4,059,000	4,283,775
11/01/2025	5.500%	1,973,000	1,953,957
Total			37,106,185
Property & Casualty 0.8%
Hub Holdings LLC/Finance, Inc. PIK(a)
07/15/2019	8.125%	480,000	480,106
HUB International Ltd.(a)
10/01/2021	7.875%	7,256,000	7,508,298
Liberty Mutual Group, Inc.(a)
06/15/2023	4.250%	10,370,000	10,668,158
08/01/2044	4.850%	3,460,000	3,636,076
Loews Corp.
04/01/2026	3.750%	11,415,000	11,506,446
Total			33,799,084
Railroads 0.2%
CSX Corp.
11/01/2046	3.800%	6,875,000	6,280,086
Restaurants 0.5%
1011778 BC ULC/New Red Finance, Inc.(a)
05/15/2024	4.250%	2,348,000	2,255,451
10/15/2025	5.000%	5,277,000	5,150,267
IRB Holding Corp.(a)
02/15/2026	6.750%	782,000	782,683
KFC Holding Co./Pizza Hut Holdings LLC/Taco Bell of America LLC(a)
06/01/2026	5.250%	2,615,000	2,652,353
06/01/2027	4.750%	1,566,000	1,533,460
McDonald’s Corp.
12/09/2045	4.875%	7,351,000	7,998,969
Total			20,373,183
Retailers 0.3%
Asbury Automotive Group, Inc.
12/15/2024	6.000%	2,662,000	2,757,081
Cencosud SA(a)
02/12/2045	6.625%	1,750,000	1,888,843
Corporate Bonds & Notes(j) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Group 1 Automotive, Inc.
06/01/2022	5.000%	828,000	845,188
Group 1 Automotive, Inc.(a)
12/15/2023	5.250%	2,032,000	2,084,206
L Brands, Inc.
02/01/2028	5.250%	725,000	697,817
11/01/2035	6.875%	2,525,000	2,512,461
Lithia Motors, Inc.(a)
08/01/2025	5.250%	350,000	356,297
Penske Automotive Group, Inc.
12/01/2024	5.375%	1,605,000	1,611,117
05/15/2026	5.500%	1,071,000	1,070,168
Total			13,823,178
Supermarkets 0.2%
Kroger Co. (The)
02/01/2047	4.450%	9,243,000	8,678,299
Supranational 0.1%
Banque Ouest Africaine de Developpement(a)
07/27/2027	5.000%	2,400,000	2,424,878
Technology 1.6%
Ascend Learning LLC(a)
08/01/2025	6.875%	616,000	635,881
Broadcom Corp./Cayman Finance Ltd.
01/15/2027	3.875%	15,870,000	15,216,464
Camelot Finance SA(a)
10/15/2024	7.875%	2,121,000	2,239,927
CDK Global, Inc.(a)
06/01/2027	4.875%	1,662,000	1,653,311
Equinix, Inc.
01/15/2026	5.875%	4,604,000	4,823,160
05/15/2027	5.375%	3,478,000	3,547,602
First Data Corp.(a)
12/01/2023	7.000%	6,969,000	7,315,680
01/15/2024	5.750%	3,385,000	3,449,491
Gartner, Inc.(a)
04/01/2025	5.125%	4,384,000	4,472,250
Informatica LLC(a)
07/15/2023	7.125%	1,165,000	1,190,568
Iron Mountain, Inc.(a)
09/15/2027	4.875%	2,396,000	2,259,073
03/15/2028	5.250%	1,651,000	1,573,150
MSCI, Inc.(a)
08/15/2025	5.750%	1,566,000	1,646,503
PTC, Inc.
05/15/2024	6.000%	2,399,000	2,528,383

The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Strategic Income Fund | Semiannual Report 2018	15

Portfolio of Investments  (continued)
February 28, 2018 (Unaudited)
Corporate Bonds & Notes(j) (continued)
Issuer	Coupon Rate		Principal Amount ($)	Value ($)
Qualitytech LP/QTS Finance Corp.(a)
11/15/2025	4.750%		3,212,000	3,122,414
Symantec Corp.(a)
04/15/2025	5.000%		3,050,000	3,095,256
Tempo Acquisition LLC/Finance Corp.(a)
06/01/2025	6.750%		2,140,000	2,155,408
Vantiv LLC/Vanity Issuer Corp.(a)
11/15/2025	4.375%		919,000	891,040
VeriSign, Inc.
05/01/2023	4.625%		1,734,000	1,751,597
04/01/2025	5.250%		2,495,000	2,563,543
07/15/2027	4.750%		876,000	857,755
Total				66,988,456
Transportation Services 0.8%
ACI Airport SudAmerica SA(a)
11/29/2032	6.875%		1,649,000	1,781,118
Avis Budget Car Rental LLC/Finance, Inc.(a)
03/15/2025	5.250%		2,671,000	2,577,747
Concesionaria Mexiquense SA de CV(a)
(linked to Mexican Unidad de Inversion Index)
12/15/2035	5.950%	MXN	36,015,720	1,745,795
ERAC U.S.A. Finance LLC(a)
12/01/2026	3.300%		9,780,000	9,409,084
02/15/2045	4.500%		5,916,000	5,838,849
FedEx Corp.
04/01/2046	4.550%		8,000,000	8,138,848
Hertz Corp. (The)(a)
06/01/2022	7.625%		2,229,000	2,289,832
Total				31,781,273
Treasury 0.0%
Dominican Republic International Bond(a)
02/15/2023	8.900%	DOP	42,000,000	874,767
Wireless 1.3%
Comunicaciones Celulares SA Via Comcel Trust(a)
02/06/2024	6.875%		2,276,000	2,385,364
Millicom International Cellular SA(a)
01/15/2028	5.125%		885,000	863,926
SBA Communications Corp.
09/01/2024	4.875%		10,206,000	10,070,526
SFR Group SA(a)
05/15/2024	6.250%		2,566,000	2,384,763
05/01/2026	7.375%		7,133,000	6,871,975
Sprint Communications, Inc.(a)
03/01/2020	7.000%		6,100,000	6,457,417
Corporate Bonds & Notes(j) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Sprint Corp.
09/15/2023	7.875%	1,366,000	1,410,420
06/15/2024	7.125%	2,168,000	2,151,707
02/15/2025	7.625%	6,199,000	6,193,409
03/01/2026	7.625%	2,280,000	2,271,838
T-Mobile U.S.A., Inc.
01/15/2026	6.500%	7,774,000	8,338,820
02/01/2026	4.500%	1,047,000	1,025,910
02/01/2028	4.750%	1,859,000	1,810,895
Wind Tre SpA(a)
01/20/2026	5.000%	3,261,000	2,818,645
Total			55,055,615
Wirelines 1.2%
AT&T, Inc.
06/15/2045	4.350%	18,935,000	16,970,437
CenturyLink, Inc.
03/15/2022	5.800%	2,695,000	2,655,095
04/01/2024	7.500%	5,796,000	5,852,621
Frontier Communications Corp.
01/15/2023	7.125%	1,965,000	1,308,715
04/15/2024	7.625%	978,000	619,139
01/15/2025	6.875%	1,685,000	1,027,479
Liquid Telecommunications Financing PLC(a)
07/13/2022	8.500%	4,850,000	5,144,696
Telecom Italia Capital SA
09/30/2034	6.000%	4,273,000	4,496,512
Telecom Italia SpA(a)
05/30/2024	5.303%	92,000	95,344
Verizon Communications, Inc.
03/15/2055	4.672%	8,620,000	8,052,347
Zayo Group LLC/Capital, Inc.(a)
01/15/2027	5.750%	4,782,000	4,810,721
Total			51,033,106
Total Corporate Bonds & Notes (Cost $1,585,599,692)			1,588,635,320

Foreign Government Obligations(j),(l) 11.5%

Argentina 0.9%
Argentine Republic Government International Bond
01/11/2023	4.625%	2,100,000	2,015,418
04/22/2026	7.500%	3,143,000	3,354,037
01/26/2027	6.875%	1,578,000	1,606,765
01/11/2028	5.875%	2,000,000	1,879,512
07/06/2028	6.625%	3,960,000	3,917,695
FIXED + 0 12/31/2033	8.280%	1,682,446	1,809,284
07/06/2036	7.125%	3,000,000	2,921,835
04/22/2046	7.625%	1,100,000	1,094,579
01/11/2048	6.875%	5,100,000	4,670,448

The accompanying Notes to Financial Statements are an integral part of this statement.
16	Columbia Strategic Income Fund | Semiannual Report 2018

Portfolio of Investments  (continued)
February 28, 2018 (Unaudited)
Foreign Government Obligations(j),(l) (continued)
Issuer	Coupon Rate		Principal Amount ($)	Value ($)
Autonomous City of Buenos Aires Argentina(a)
06/01/2027	7.500%		1,700,000	1,792,291
Provincia de Buenos Aires(a)
06/09/2021	9.950%		1,200,000	1,336,874
06/15/2027	7.875%		4,900,000	5,088,944
Provincia de Cordoba(a)
09/01/2024	7.450%		1,362,000	1,430,902
08/01/2027	7.125%		3,500,000	3,520,178
Total				36,438,762
Australia 0.5%
Queensland Treasury Corp.(a)
03/14/2033	6.500%	AUD	18,700,000	19,577,776
Belarus 0.2%
Republic of Belarus International Bond(a)
02/28/2023	6.875%		2,200,000	2,356,761
06/29/2027	7.625%		2,300,000	2,598,393
02/28/2030	6.200%		2,900,000	2,917,118
Total				7,872,272
Brazil 1.2%
Brazil Minas SPE via State of Minas Gerais(a)
02/15/2028	5.333%		800,000	804,061
Brazil Notas do Tesouro Nacional Series F
01/01/2025	10.000%	BRL	74,000,000	23,790,475
Brazilian Government International Bond
01/20/2034	8.250%		2,460,000	3,125,777
01/07/2041	5.625%		5,800,000	5,622,833
Petrobras Global Finance BV
01/27/2021	5.375%		1,880,000	1,935,392
05/23/2026	8.750%		3,600,000	4,234,586
01/17/2027	7.375%		680,000	737,269
Petrobras Global Finance BV(a)
01/27/2025	5.299%		4,333,000	4,250,994
01/27/2028	5.999%		4,463,000	4,400,982
Total				48,902,369
Canada 0.1%
NOVA Chemicals Corp.(a)
05/01/2025	5.000%		1,633,000	1,621,295
06/01/2027	5.250%		1,092,000	1,068,690
Total				2,689,985
China 0.5%
Beijing Gas Singapore Capital Corp.(a)
05/31/2022	2.750%		4,685,000	4,512,882
Sinopec Group Overseas Development 2013 Ltd.(a)
10/17/2023	4.375%		4,500,000	4,652,271
Foreign Government Obligations(j),(l) (continued)
Issuer	Coupon Rate		Principal Amount ($)	Value ($)
State Grid Overseas Investment 2016 Ltd.(a)
05/04/2027	3.500%		11,000,000	10,665,182
Total				19,830,335
Colombia 0.3%
Colombia Government International Bond
06/28/2027	9.850%	COP	19,242,000,000	8,354,859
02/26/2044	5.625%		2,100,000	2,271,507
Ecopetrol SA
09/18/2043	7.375%		1,900,000	2,263,972
Total				12,890,338
Costa Rica 0.0%
Costa Rica Government International Bond(a)
03/12/2045	7.158%		1,800,000	1,889,593
Croatia 0.1%
Croatia Government International Bond(a)
01/26/2024	6.000%		4,692,000	5,151,802
Dominican Republic 0.8%
Dominican Republic Bond(a)
02/05/2027	11.250%	DOP	100,000,000	2,278,663
Dominican Republic International Bond(a)
02/22/2019	12.000%	DOP	31,000,000	651,289
01/08/2021	14.000%	DOP	79,470,000	1,816,035
03/04/2022	10.375%	DOP	580,000,000	12,729,657
02/10/2023	14.500%	DOP	25,000,000	611,358
01/25/2027	5.950%		3,875,000	4,104,625
04/20/2027	8.625%		2,900,000	3,433,240
04/30/2044	7.450%		3,900,000	4,474,486
01/27/2045	6.850%		4,881,000	5,298,892
Total				35,398,245
Ecuador 0.3%
Ecuador Government International Bond(a)
12/13/2026	9.650%		1,900,000	2,101,826
10/23/2027	8.875%		7,100,000	7,503,145
01/23/2028	7.875%		1,250,000	1,239,640
Petroamazonas EP(a)
11/06/2020	4.625%		1,200,000	1,155,000
Total				11,999,611
Egypt 0.3%
Egypt Government International Bond(a)
01/31/2022	6.125%		1,700,000	1,762,339
06/11/2025	5.875%		1,000,000	1,006,793
01/31/2027	7.500%		3,900,000	4,219,352
02/21/2028	6.588%		2,850,000	2,884,174
01/31/2047	8.500%		1,700,000	1,903,995
02/21/2048	7.903%		2,800,000	2,944,715
Total				14,721,368

The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Strategic Income Fund | Semiannual Report 2018	17

Portfolio of Investments  (continued)
February 28, 2018 (Unaudited)
Foreign Government Obligations(j),(l) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
El Salvador 0.1%
El Salvador Government International Bond(a)
01/18/2027	6.375%	450,000	448,206
02/28/2029	8.625%	1,500,000	1,712,469
06/15/2035	7.650%	490,000	518,769
Total			2,679,444
Honduras 0.2%
Honduras Government International Bond(a)
03/15/2024	7.500%	2,668,000	2,914,315
01/19/2027	6.250%	6,100,000	6,355,938
Total			9,270,253
Hungary 0.2%
Hungary Government International Bond
11/22/2023	5.750%	5,382,000	5,967,109
Magyar Export-Import Bank Zrt.(a)
01/30/2020	4.000%	1,579,000	1,601,348
Total			7,568,457
Indonesia 0.8%
Indonesia Government International Bond(a)
03/13/2020	5.875%	11,125,000	11,751,671
04/25/2022	3.750%	1,200,000	1,207,850
01/15/2024	5.875%	1,288,000	1,417,460
01/17/2038	7.750%	3,550,000	4,807,918
Majapahit Holding BV(a)
01/20/2020	7.750%	1,100,000	1,187,296
06/29/2037	7.875%	2,780,000	3,606,511
PT Pertamina Persero(a)
05/03/2022	4.875%	1,600,000	1,661,526
05/30/2044	6.450%	2,600,000	2,967,328
PT Perusahaan Listrik Negara(a)
11/22/2021	5.500%	5,400,000	5,749,299
Total			34,356,859
Ivory Coast 0.3%
Ivory Coast Government International Bond(a)
07/23/2024	5.375%	2,000,000	1,977,232
07/23/2024	5.375%	700,000	692,031
03/03/2028	6.375%	5,400,000	5,484,116
06/15/2033	6.125%	3,847,000	3,727,135
Ivory Coast Government International Bond(a),(k)
12/31/2032	5.750%	882,630	855,167
Total			12,735,681
Foreign Government Obligations(j),(l) (continued)
Issuer	Coupon Rate		Principal Amount ($)	Value ($)
Jamaica 0.1%
Jamaica Government International Bond
04/28/2028	6.750%		1,950,000	2,184,989
03/15/2039	8.000%		700,000	851,013
Total				3,036,002
Kazakhstan 0.3%
Kazakhstan Government International Bond(a)
07/21/2045	6.500%		3,500,000	4,310,992
Kazakhstan Temir Zholy National Co. JSC(a)
11/17/2027	4.850%		4,600,000	4,602,061
KazMunayGas National Co. JSC(a)
07/02/2018	9.125%		1,980,000	2,020,069
Total				10,933,122
Kenya 0.0%
Kenya Government International Bond(a)
02/28/2028	7.250%		1,100,000	1,116,105
02/28/2048	8.250%		1,275,000	1,311,921
Total				2,428,026
Mexico 1.0%
Banco Nacional de Comercio Exterior SNC(a),(k)
Subordinated
08/11/2026	3.800%		1,400,000	1,374,719
Mexican Bonos
06/11/2020	8.000%	MXN	44,530,000	2,385,559
06/10/2021	6.500%	MXN	50,000	2,573
Mexico City Airport Trust(a)
07/31/2047	5.500%		2,000,000	1,874,512
07/31/2047	5.500%		1,500,000	1,405,884
Mexico Government International Bond
05/29/2031	7.750%	MXN	140,000,000	7,436,566
01/11/2040	6.050%		2,350,000	2,643,959
01/23/2046	4.600%		1,800,000	1,685,221
Pemex Finance Ltd.
11/15/2018	9.150%		465,937	480,722
Pemex Project Funding Master Trust
01/21/2021	5.500%		1,750,000	1,831,979
Petroleos Mexicanos(a)
11/24/2021	7.650%	MXN	18,600,000	942,719
09/12/2024	7.190%	MXN	3,800,000	178,932
03/13/2027	6.500%		1,800,000	1,922,450
Petroleos Mexicanos
01/30/2023	3.500%		750,000	722,111
09/21/2023	4.625%		948,000	952,399
01/23/2026	4.500%		900,000	871,987
08/04/2026	6.875%		3,000,000	3,299,241
11/12/2026	7.470%	MXN	23,700,000	1,096,610
06/15/2035	6.625%		870,000	901,517

The accompanying Notes to Financial Statements are an integral part of this statement.
18	Columbia Strategic Income Fund | Semiannual Report 2018

Portfolio of Investments  (continued)
February 28, 2018 (Unaudited)
Foreign Government Obligations(j),(l) (continued)
Issuer	Coupon Rate		Principal Amount ($)	Value ($)
06/02/2041	6.500%		2,500,000	2,475,022
01/23/2045	6.375%		4,000,000	3,891,320
09/21/2047	6.750%		2,000,000	2,032,786
Total				40,408,788
Namibia 0.1%
Namibia International Bonds(a)
11/03/2021	5.500%		3,192,000	3,301,655
Nigeria 0.1%
Nigeria Government International Bond(a)
11/28/2027	6.500%		1,263,000	1,277,267
02/16/2032	7.875%		2,200,000	2,374,557
Total				3,651,824
Oman 0.2%
Oman Government International Bond(a)
01/17/2028	5.625%		4,800,000	4,778,995
01/17/2048	6.750%		3,700,000	3,686,155
Total				8,465,150
Pakistan 0.1%
Pakistan Government International Bond(a)
03/31/2036	7.875%		5,700,000	5,721,609
Paraguay 0.1%
Paraguay Government International Bond(a)
03/27/2027	4.700%		1,464,000	1,478,953
08/11/2044	6.100%		2,439,000	2,659,547
Total				4,138,500
Peru 0.3%
Peruvian Government International Bond(a)
08/12/2028	6.350%	PEN	27,300,000	9,360,273
Peruvian Government International Bond
11/21/2033	8.750%		1,508,000	2,277,563
Total				11,637,836
Philippines 0.0%
Philippine Government International Bond
03/30/2026	5.500%		798,000	903,103
Russian Federation 0.7%
Gazprom Neft OAO Via GPN Capital SA(a)
09/19/2022	4.375%		7,800,000	7,849,842
Gazprom OAO Via Gaz Capital SA(a)
04/11/2018	8.146%		1,013,000	1,018,692
02/06/2028	4.950%		2,000,000	2,047,500
08/16/2037	7.288%		300,000	367,875
Russian Federal Bond - OFZ
01/19/2028	7.050%	RUB	724,000,000	12,981,935
Foreign Government Obligations(j),(l) (continued)
Issuer	Coupon Rate		Principal Amount ($)	Value ($)
Russian Foreign Bond - Eurobond(a)
04/04/2042	5.625%		4,000,000	4,423,244
Total				28,689,088
Senegal 0.1%
Senegal Government International Bond(a)
07/30/2024	6.250%		2,905,000	3,039,708
05/23/2033	6.250%		2,800,000	2,781,066
Total				5,820,774
Serbia 0.1%
Serbia International Bond(a)
12/03/2018	5.875%		1,735,000	1,771,796
09/28/2021	7.250%		1,600,000	1,776,699
Total				3,548,495
South Africa 0.8%
Republic of South Africa Government Bond
01/31/2037	8.500%	ZAR	384,000,000	31,038,824
Transnet SOC Ltd.(a)
07/26/2022	4.000%		3,800,000	3,735,111
Total				34,773,935
Sri Lanka 0.1%
Sri Lanka Government International Bond(a)
07/18/2026	6.825%		1,685,000	1,755,377
05/11/2027	6.200%		1,450,000	1,447,218
Total				3,202,595
Trinidad and Tobago 0.1%
Petroleum Co. of Trinidad & Tobago Ltd.(a)
08/14/2019	9.750%		4,000,000	4,286,956
Turkey 0.4%
Turkey Government International Bond
03/25/2027	6.000%		14,984,000	15,370,347
01/14/2041	6.000%		3,000,000	2,861,931
Total				18,232,278
Ukraine 0.1%
Ukraine Government International Bond(a)
09/01/2024	7.750%		1,200,000	1,244,813
09/01/2026	7.750%		2,600,000	2,673,752
09/25/2032	7.375%		2,800,000	2,721,902
Total				6,640,467
Total Foreign Government Obligations (Cost $478,239,874)				483,793,353

The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Strategic Income Fund | Semiannual Report 2018	19

Portfolio of Investments  (continued)
February 28, 2018 (Unaudited)
Inflation-Indexed Bonds 0.2%
Issuer	Coupon Rate		Principal Amount ($)	Value ($)
Brazil 0.0%
Brazil Notas do Tesouro Nacional
08/15/2030	6.000%	BRL	3,058,330	1,040,371
Mexico 0.2%
Mexican Udibonos
11/15/2040	4.000%	MXN	108,047,160	5,853,122
Total Inflation-Indexed Bonds (Cost $8,612,500)				6,893,493

Residential Mortgage-Backed Securities - Agency 3.5%

Federal Home Loan Mortgage Corp.
01/01/2020	10.500%		607	610
Federal Home Loan Mortgage Corp.(m)
CMO Series 304 Class C69
12/15/2042	4.000%		10,604,812	2,248,354
CMO Series 4098 Class AI
05/15/2039	3.500%		8,816,839	951,077
CMO Series 4120 Class AI
11/15/2039	3.500%		7,997,205	892,964
CMO Series 4121 Class IA
01/15/2041	3.500%		8,016,427	1,051,370
CMO Series 4147 Class CI
01/15/2041	3.500%		18,022,539	2,617,044
CMO Series 4213 Class DI
06/15/2038	3.500%		13,468,042	1,405,187
Federal Home Loan Mortgage Corp.(b),(m)
CMO Series 318 Class S1
1-month USD LIBOR + 5.950% 11/15/2043	4.363%		8,898,527	1,652,997
CMO Series 326 Class S2
1-month USD LIBOR + 5.950% 03/15/2044	4.363%		29,471,848	5,309,953
CMO Series 4174 Class SB
1-month USD LIBOR + 6.200% 05/15/2039	4.613%		10,863,858	1,158,150
CMO STRIPS Series 326 Class S1
1-month USD LIBOR + 6.000% 03/15/2044	4.413%		3,203,462	521,429
Federal Home Loan Mortgage Corp.(h),(m)
CMO Series 4515 Class SA
08/15/2038	1.617%		18,794,399	835,586
CMO Series 4620 Class AS
11/15/2042	1.465%		38,542,141	2,358,122
Residential Mortgage-Backed Securities - Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Federal National Mortgage Association(d)
03/15/2033- 03/13/2048	3.000%	34,000,000	33,443,517
Federal National Mortgage Association
05/01/2041	4.000%	3,655,397	3,718,938
Federal National Mortgage Association(h),(m)
CMO Series 2006-5 Class N1
08/25/2034	0.000%	10,948,385	1
Federal National Mortgage Association(m)
CMO Series 2012-118 Class BI
12/25/2039	3.500%	12,565,154	1,846,797
CMO Series 2012-121 Class GI
08/25/2039	3.500%	8,795,579	1,194,651
CMO Series 2012-129 Class IC
01/25/2041	3.500%	8,550,589	1,375,088
CMO Series 2012-131 Class MI
01/25/2040	3.500%	12,434,432	1,870,279
CMO Series 2012-133 Class EI
07/25/2031	3.500%	4,799,685	552,277
CMO Series 2012-139 Class IL
04/25/2040	3.500%	6,677,755	954,250
CMO Series 2012-96 Class CI
04/25/2039	3.500%	8,393,293	845,782
CMO Series 2013-1 Class AI
02/25/2043	3.500%	5,433,729	1,137,546
CMO Series 2013-6 Class MI
02/25/2040	3.500%	8,316,900	1,179,487
Federal National Mortgage Association(b),(m)
CMO Series 2013-101 Class CS
1-month USD LIBOR + 5.900% 10/25/2043	4.279%	18,757,783	3,403,720
CMO Series 2014-93 Class ES
1-month USD LIBOR + 6.150% 01/25/2045	4.529%	30,155,422	5,198,309
CMO Series 2016-31 Class H5
1-month USD LIBOR + 6.000% 06/25/2046	4.379%	27,348,822	5,625,743
CMO Series 2016-31 Class VS
1-month USD LIBOR + 6.000% 06/25/2046	4.379%	22,950,697	4,103,011
CMO Series 2016-42 Class SB
1-month USD LIBOR + 6.000% 07/25/2046	4.379%	61,817,447	11,290,270

The accompanying Notes to Financial Statements are an integral part of this statement.
20	Columbia Strategic Income Fund | Semiannual Report 2018

Portfolio of Investments  (continued)
February 28, 2018 (Unaudited)
Residential Mortgage-Backed Securities - Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Government National Mortgage Association(d)
03/20/2048	3.000%	32,000,000	31,271,875
Government National Mortgage Association(m)
CMO Series 2014-190 Class AI
12/20/2038	3.500%	19,086,291	2,364,687
Government National Mortgage Association(b),(m)
CMO Series 2015-144 Class SA
1-month USD LIBOR + 6.200% 10/20/2045	4.606%	12,341,141	2,434,989
CMO Series 2016-108 Class SN
1-month USD LIBOR + 6.080% 08/20/2046	4.486%	18,112,296	3,675,041
CMO Series 2016-146 Class NS
1-month USD LIBOR + 6.100% 10/20/2046	4.506%	9,056,513	1,779,178
CMO Series 2016-91 Class NS
1-month USD LIBOR + 6.080% 07/20/2046	4.486%	39,352,798	8,143,967
Total Residential Mortgage-Backed Securities - Agency (Cost $164,073,512)			148,412,246

Residential Mortgage-Backed Securities - Non-Agency 18.7%

Ajax Mortgage Loan Trust(a)
CMO Series 2016-C Class A
10/25/2057	4.000%	10,095,100	10,158,302
Angel Oak Mortgage Trust I LLC(a)
CMO Series 2016-1 Class A1
07/25/2046	3.500%	6,780,065	6,752,214
CMO Series 2016-1 Class A2
07/25/2046	5.000%	1,461,664	1,435,323
Angel Oak Mortgage Trust LLC(a)
CMO Series 2015-1
11/25/2045	4.500%	1,282,234	1,276,027
Angel Oak Mortgage Trust LLC(a),(h)
CMO Series 2017-3 Class M1
11/25/2047	3.900%	7,444,000	7,445,140
Banc of America Funding Trust(a),(c),(h)
CMO Series 2016-R1 Class M2
03/25/2040	3.500%	12,763,517	12,320,623
Bayview Opportunity Master Fund IIa Trust(a)
CMO Series 2017-RN5 Class A1
08/28/2032	3.105%	3,778,558	3,738,175
Bayview Opportunity Master Fund IIIa Trust(a)
CMO Series 2017-RN7 Class A1
09/28/2032	3.105%	10,111,411	10,117,487
Residential Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Bayview Opportunity Master Fund IIIb Trust(a),(h)
CMO Series 2017-RN2 Class A1
04/28/2032	3.475%	5,272,822	5,268,800
Bayview Opportunity Master Fund IIIb Trust(a)
CMO Series 2017-RN6 Class A1
08/28/2032	3.105%	6,210,348	6,180,217
Bayview Opportunity Master Fund IV Trust(a)
CMO Series 2018-RN2 Class A1
02/25/2033	3.598%	23,650,000	23,650,000
Bayview Opportunity Master Fund IVa Trust(a)
CMO Series 2018-RN1 Class A1
01/28/2033	3.278%	9,710,909	9,726,009
Bayview Opportunity Master Fund IVb Trust(a)
CMO Series 2017-NPL2 Class A1
10/28/2032	2.981%	32,481,825	32,482,247
CMO Series 2017-RPL1 Class A1
07/28/2032	3.105%	5,570,442	5,550,300
BCAP LLC Trust(a),(b)
CMO Series 2011-RR5 Class 11A4
1-month USD LIBOR + 0.150% 05/28/2036	1.711%	4,651,056	4,592,333
BCAP LLC Trust(a)
CMO Series 2013-RR1 Class 10A1
10/26/2036	3.000%	364,064	364,133
BCAP LLC Trust(a),(h)
CMO Series 2013-RR5 Class 4A1
09/26/2036	3.000%	1,909,652	1,889,588
CAM Mortgage Trust(a)
CMO Series 2016-2 Class A1
06/15/2057	3.250%	8,995,739	8,998,120
CIM Trust(a),(b)
CMO Series 2015-3AG Class A2
1-month USD LIBOR + 3.500% 10/25/2057	5.164%	11,000,000	11,199,373
CIM Trust(a)
CMO Series 2017-6 Class A1
06/25/2057	3.015%	34,818,478	33,972,351
CMO Series 2017-8 Class A1
12/25/2065	3.000%	22,776,726	22,762,969
Citigroup Mortgage Loan Trust(a)
Subordinated, CMO Series 2014-C Class B1
02/25/2054	4.097%	5,250,000	5,280,806
Citigroup Mortgage Loan Trust, Inc.(a),(h)
CMO Series 2009-4 Class 9A2
03/25/2036	3.595%	1,941,056	1,825,271
CMO Series 2010-6 Class 2A2
09/25/2035	3.651%	1,143,314	1,185,207

The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Strategic Income Fund | Semiannual Report 2018	21

Portfolio of Investments  (continued)
February 28, 2018 (Unaudited)
Residential Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 2010-7 Class 3A4
12/25/2035	5.500%	170,860	170,957
CMO Series 2013-11 Class 3A3
09/25/2034	3.507%	4,407,186	4,428,207
CMO Series 2013-2 Class 1A1
11/25/2037	3.705%	494,322	496,023
Citigroup Mortgage Loan Trust, Inc.(a),(b)
CMO Series 2014-11 Class 3A3
1-month USD LIBOR + 0.160% 09/25/2036	1.721%	4,556,539	4,510,110
COLT LLC(a),(b)
CMO Series 15-1 Class A1V
1-month USD LIBOR + 3.000% 12/26/2045	4.621%	1,067,880	1,072,101
COLT LLC(a),(b),(c),(f)
CMO Series 15-1 Class A2
1-month USD LIBOR + 3.750% 12/26/2045	5.371%	350,560	350,034
COLT Mortgage Loan Trust(a)
CMO Series 2016-1 Class A2
05/25/2046	3.500%	5,687,979	5,719,721
COLT Mortgage Loan Trust(a),(h)
CMO Series 2016-2 Class A2
09/25/2046	3.250%	2,980,300	2,984,127
CMO Series 2017-2 Class M1
10/25/2047	3.510%	5,000,000	4,844,122
Credit Suisse Mortgage Capital Certificates(a),(h)
CMO Series 2008-4R Class 3A4
01/26/2038	3.508%	3,353,453	3,296,249
CMO Series 2011-5R Class 3A1
09/27/2047	3.588%	907,394	893,452
Credit Suisse Mortgage Capital Certificates(a)
CMO Series 2010-9R Class 10A5
04/27/2037	4.000%	837,046	835,146
CMO Series 2010-9R Class 1A5
08/27/2037	4.000%	7,840,074	7,909,284
CMO Series 2010-9R Class 7A5
05/27/2037	4.000%	96,170	95,937
CMO Series 2014-2R Class 18A1
01/27/2037	3.000%	4,112,123	4,070,656
CMO Series 2014-2R Class 19A1
05/27/2036	3.000%	2,553,735	2,528,558
CTS Corp.(a),(c)
CMO Series 2015-6R Class 3A2
02/27/2036	3.750%	6,590,652	6,623,605
Residential Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Deephaven Residential Mortgage Trust(a)
CMO Series 2016-1A Class A1
07/25/2046	4.000%	11,351,624	11,360,493
Deephaven Residential Mortgage Trust(a),(c),(f)
CMO Series 2016-1A Class A2
07/25/2046	5.500%	1,312,811	1,316,093
Deutsche Mortgage Securities, Inc. Mortgage Loan Trust
CMO Series 2003-1 Class 1A7
04/25/2033	5.500%	644,664	635,545
GCAT (a)
CMO Series 2017-1 Class A2
03/25/2047	3.375%	4,566,787	4,543,501
GCAT LLC(a)
CMO Series 2017-2 Class A1
04/25/2047	3.500%	13,192,308	13,201,769
CMO Series 2017-3 Class A1
04/25/2047	3.352%	9,074,149	9,078,653
CMO Series 2017-4 Class A1
05/25/2022	3.228%	8,043,584	8,047,604
GMAC Mortgage Home Equity Loan Trust
CMO Series 2004-HE5 Class A5 (FGIC)
09/25/2034	5.865%	476,432	483,572
Grand Avenue Mortgage Loan Trust(a)
CMO Series 2017-RPL1 Class A1
08/25/2064	3.250%	20,249,819	20,021,193
Jefferies Resecuritization Trust(a)
CMO Series 2014-R1 Class 1A1
12/27/2037	4.000%	224,249	223,838
Legacy Mortgage Asset Trust(a)
CMO Series 2017-GS1 Class A1
01/25/2057	3.500%	20,853,718	20,689,408
Mill City Mortgage Trust(a),(h)
CMO Series 2015-1 Class M1
06/25/2056	3.568%	5,000,000	5,103,841
CMO Series 2015-2 Class M2
09/25/2057	3.725%	10,000,000	10,201,055
Nomura Resecuritization Trust(a),(h)
CMO Series 2011-2RA Class 2A13
07/26/2035	3.535%	460,308	458,420
NRZ Excess Spread-Collateralized Notes(a)
Series 2018-PLS1 Class A
01/25/2023	3.193%	19,230,074	19,131,834
Series 2018-PLS1 Class C
01/25/2023	3.981%	9,134,285	9,085,034
Series 2018-PLS1 Class D
01/25/2023	4.374%	18,268,570	18,171,117
NRZ Excess Spread-Collateralized Notes(a),(c)
Subordinated CMO Series 2018-PLS2 Class C
02/25/2023	4.102%	12,500,000	12,499,779

The accompanying Notes to Financial Statements are an integral part of this statement.
22	Columbia Strategic Income Fund | Semiannual Report 2018

Portfolio of Investments  (continued)
February 28, 2018 (Unaudited)
Residential Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Subordinated CMO Series 2018-PLS2 Class D
02/25/2023	4.593%	17,000,000	16,999,677
Oak Hill Advisors Residential Loan Trust(a)
CMO Series 2017-NPL1 Class A1
06/25/2057	3.000%	15,997,484	15,997,406
CMO Series 2017-NPL2 Class A1
07/25/2057	3.000%	36,903,814	36,903,570
Oaktown Re Ltd.(a),(b),(c),(f)
CMO Series 2017-1A Class M1
1-month USD LIBOR + 2.250% 04/25/2027	3.871%	14,434,697	14,470,783
PNMAC GMSR Issuer Trust(a),(b),(c),(f)
CMO Series 2017-GT2 Class A
1-month USD LIBOR + 4.000% 08/25/2023	5.621%	31,100,000	31,177,750
CMO Series 2018-GT1 Class A
1-month USD LIBOR + 2.850% 02/25/2023	2.850%	35,000,000	34,999,405
Preston Ridge Partners Mortgage LLC(a)
CMO Series 2017-2A Class A1
09/25/2022	3.470%	27,658,792	27,658,112
Preston Ridge Partners Mortgage LLC(a),(h)
CMO Series 2017-3A Class A1
11/25/2022	3.470%	31,229,149	30,904,254
Pretium Mortgage Credit Partners I(a)
CMO Series 2017-NPL2 Class A1
03/28/2057	3.250%	29,141,426	29,014,607
Pretium Mortgage Credit Partners I LLC(a)
CMO Series 2017-NPL4 Class A1
08/27/2032	3.250%	11,607,460	11,548,047
CMO Series 2018-NPL1 Class A1
01/27/2033	3.375%	25,025,000	24,990,235
RBSSP Resecuritization Trust(a),(h)
CMO Series 2010-1 Class 3A2
08/26/2035	3.551%	10,000,000	10,173,855
SGR Residential Mortgage Trust(a)
CMO Series 2016-1 Class A1
11/25/2046	3.750%	5,090,495	4,974,705
Sunset Mortgage Loan Co., LLC(a)
CMO Series 2017-NPL1 Class A
06/15/2047	3.500%	12,094,973	12,110,632
Vericrest Opportunity Loan Transferee LVIII LLC(a)
CMO Series 2017-NPL5 Class A1
05/28/2047	3.375%	10,656,960	10,644,838
Vericrest Opportunity Loan Transferee LXII LLC(a)
CMO Series 2017-NPL9 Class A1
09/25/2047	3.125%	15,547,342	15,553,044
Residential Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Verus Securitization Trust(a)
CMO Series 2018-1 Class A3
02/25/2048	3.205%	15,558,914	15,560,415
Total Residential Mortgage-Backed Securities - Non-Agency (Cost $785,640,015)			786,933,388

Senior Loans 6.8%
Borrower	Weighted Average Coupon	Principal Amount ($)	Value ($)
Aerospace & Defense 0.2%
Doncasters US Finance LLC(b),(n)
Tranche B Term Loan
3-month USD LIBOR + 3.500% 06/14/2021	5.193%	1,321,659	1,301,834
Engility Corp.(b),(n)
Tranche B2 Term Loan
3-month USD LIBOR + 4.750% 08/14/2023	4.898%	791,176	796,865
Leidos Innovations Corp.(b),(n)
Tranche B Term Loan
3-month USD LIBOR + 2.750% 02/16/2024	4.148%	1,306,800	1,311,700
TransDigm, Inc.(b),(n)
Tranche E Term Loan
3-month USD LIBOR + 2.750% 05/06/2022	5.443%	1,609,029	1,618,780
Tranche F Term Loan
3-month USD LIBOR + 2.750% 04/09/2021	3.854%	1,484,972	1,493,392
Wesco Aircraft Hardware Corp.(b),(n)
Tranche B Term Loan
3-month USD LIBOR + 2.500% 08/25/2022	6.398%	1,000,000	987,500
Total			7,510,071
Airlines 0.1%
American Airlines, Inc.(b),(n)
Term Loan
3-month USD LIBOR + 2.000% 07/06/2022	5.404%	979,798	981,787

The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Strategic Income Fund | Semiannual Report 2018	23

Portfolio of Investments  (continued)
February 28, 2018 (Unaudited)
Senior Loans (continued)
Borrower	Weighted Average Coupon	Principal Amount ($)	Value ($)
Tranche B Term Loan
3-month USD LIBOR + 2.000% 12/31/2021	4.830%	752,000	751,895
United AirLines, Inc.(b),(n)
Tranche B Term Loan
3-month USD LIBOR + 2.000% 04/01/2022	4.398%	1,513,563	1,519,556
Total			3,253,238
Automotive 0.1%
Dayco Products LLC(b),(c),(n)
Term Loan
3-month USD LIBOR + 5.000% 10/14/2024	6.180%	769,188	777,841
DexKo Global Inc.(b),(n)
Tranche B 1st Lien Term Loan
3-month USD LIBOR + 3.500% 10/02/2020	4.398%	997,500	1,005,919
Horizon Global Corp.(b),(c),(n)
Term Loan
3-month USD LIBOR + 4.500% 01/17/2024	4.693%	165,261	164,848
Horizon Global Corp.(b),(n),(o)
Tranche B Term Loan
3-month USD LIBOR + 5.000% 02/09/2024		675,000	673,313
Navistar, Inc.(b),(n)
Tranche B Term Loan
3-month USD LIBOR + 5.500% 11/06/2024	4.865%	1,200,000	1,203,372
Total			3,825,293
Brokerage/Asset Managers/Exchanges 0.0%
Aretec Group, Inc.(b),(n)
2nd Lien Term Loan PIK
3-month USD LIBOR + 7.500% 02/03/2024	7.148%	349,395	349,832
Tranche B1 Term Loan
3-month USD LIBOR + 4.250% 05/16/2024	3.590%	596,718	597,464
Senior Loans (continued)
Borrower	Weighted Average Coupon	Principal Amount ($)	Value ($)
Greenhill & Co., Inc.(b),(n)
Term Loan
3-month USD LIBOR + 3.750% 10/12/2022	5.372%	1,450,000	1,459,063
Total			2,406,359
Building Materials 0.1%
QUIKRETE Holdings, Inc.(b),(n)
1st Lien Term Loan
3-month USD LIBOR + 2.750% 06/27/2023		1,755,651	1,762,235
SRS Distribution, Inc.(b),(n)
Tranche B4 1st Lien Term Loan
3-month USD LIBOR + 4.250% 06/21/2024	4.398%	984,887	992,687
Total			2,754,922
Cable and Satellite 0.2%
Charter Communications Operating, LLC(b),(n)
Tranche B Term Loan
3-month USD LIBOR + 2.000% 04/01/2025	3.580%	1,200,000	1,202,256
Cogeco Communications (USA) II LP(b),(n)
Tranche B Term Loan
3-month USD LIBOR + 2.375% 02/24/2025	3.948%	1,175,000	1,174,025
CSC Holdings LLC(b),(n)
Term Loan
3-month USD LIBOR + 2.500% 01/25/2026	4.205%	525,000	525,436
Encompass Digital Media, Inc.(b),(c),(n)
Tranche B 1st Lien Term Loan
3-month USD LIBOR + 4.500% 04/01/2024	5.234%	1,183,058	1,147,566
MCC Iowa LLC(b),(n)
Tranche M Term Loan
3-month USD LIBOR + 2.000% 02/05/2023	4.693%	1,097,250	1,098,962
Telesat Canada(b),(n)
Tranche B4 Term Loan
3-month USD LIBOR + 3.000% 12/23/2020	6.648%	990,000	994,128

The accompanying Notes to Financial Statements are an integral part of this statement.
24	Columbia Strategic Income Fund | Semiannual Report 2018

Portfolio of Investments  (continued)
February 28, 2018 (Unaudited)
Senior Loans (continued)
Borrower	Weighted Average Coupon	Principal Amount ($)	Value ($)
Virgin Media Bristol LLC(b),(n)
Tranche K Term Loan
3-month USD LIBOR + 2.500% 01/16/2026	3.910%	1,175,000	1,178,748
Total			7,321,121
Chemicals 0.6%
Aruba Investments, Inc.(b),(n)
Tranche B1 Term Loan
3-month USD LIBOR + 3.500% 02/21/2024	5.067%	987,342	988,161
Axalta Coating Systems Dutch Holding BBV/US Holdings, Inc.(b),(n)
Tranche B2 Term Loan
3-month USD LIBOR + 2.000% 01/15/2026	3.693%	1,690,500	1,699,308
Chemours Co. (The)(b),(n)
Tranche B1 Term Loan
3-month USD LIBOR + 2.500% 02/15/2024	4.398%	941,898	945,901
ColourOz Investment 1 GmbH(b),(n)
Tranche C 1st Lien Term Loan
3-month USD LIBOR + 3.500% 12/08/2021	4.398%	236,323	221,553
ColourOz Investment 2 LLC(b),(n)
Tranche B2 1st Lien Term Loan
3-month USD LIBOR + 3.500% 09/25/2024	4.398%	1,429,560	1,340,212
Duke Finance LLC(b),(n)
Tranche B 1st Lien Term Loan
3-month USD LIBOR + 4.250% 02/05/2025	4.449%	879,885	880,439
Houghton International(b),(c),(n)
2nd Lien Term Loan
3-month USD LIBOR + 8.250% 09/13/2023	5.407%	1,350,000	1,350,000
Ineos US Finance LLC(b),(n)
Term Loan
3-month USD LIBOR + 2.000% 03/31/2023	5.590%	1,275,000	1,278,047
Senior Loans (continued)
Borrower	Weighted Average Coupon	Principal Amount ($)	Value ($)
Invictus Intermediate II SARL(b),(n),(o)
2nd Lien Term Loan
3-month USD LIBOR + 6.750% 02/13/2026		425,000	427,924
Kraton Polymers LLC(b),(n)
Term Loan
3-month USD LIBOR + 3.000% 03/27/2023	8.443%	569,249	570,792
MacDermid, Inc.(b),(n)
Tranche B6 Term Loan
3-month USD LIBOR + 3.000% 08/14/2024	8.898%	1,353,986	1,362,110
Nexeo Solutions, LLC(b),(n)
Tranche B1 Term Loan
3-month USD LIBOR + 3.250% 06/27/2024	5.650%	1,403,667	1,419,458
OCI Beaumont LLC(b),(n),(o)
Tranche B Term Loan
3-month USD LIBOR + 4.250% 02/14/2025		1,000,000	1,003,750
PolyOne Corp.(b),(n)
Tranche B3 Term Loan
3-month USD LIBOR + 2.000% 06/09/2023	4.898%	2,139,500	2,152,872
PQ Corp.(b),(n),(o)
Tranche B1 Term Loan
3-month USD LIBOR + 2.500% 02/08/2025	5.495%	1,207,174	1,212,836
Ravago Holdings America, Inc.(b),(c),(n)
Term Loan
3-month USD LIBOR + 4.000% 04/06/2024	6.522%	1,800,094	1,809,094
Solenis International LP/Holdings 3 LLC(b),(n)
1st Lien Term Loan
3-month USD LIBOR + 3.250% 12/21/2020	8.693%	1,602,299	1,594,288
Trinseo Materials Operating SCA/Finance, Inc.(b),(n)
Tranche B Term Loan
3-month USD LIBOR + 2.500% 09/06/2024	4.073%	1,047,375	1,054,906

The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Strategic Income Fund | Semiannual Report 2018	25

Portfolio of Investments  (continued)
February 28, 2018 (Unaudited)
Senior Loans (continued)
Borrower	Weighted Average Coupon	Principal Amount ($)	Value ($)
Tronox Ltd.(b),(n)
1st Lien Term Loan
3-month USD LIBOR + 3.000% 05/28/2021	4.398%	204,070	205,282
3-month USD LIBOR + 3.000% 09/22/2024	4.234%	470,930	473,728
Univar USA, Inc.(b),(n)
Tranche B3 Term Loan
3-month USD LIBOR + 2.500% 03/11/2022	5.080%	1,536,561	1,543,967
Vantage Specialties, Inc.(b),(n)
2nd Lien Term Loan
3-month USD LIBOR + 8.250% 10/27/2025	9.615%	600,000	603,000
Total			24,137,628
Construction Machinery 0.1%
Doosan Bobcat, Inc.(b),(n)
Tranche B Term Loan
3-month USD LIBOR + 2.750% 10/17/2024	4.193%	987,012	988,660
Douglas Dynamics LLC(b),(n)
Term Loan
3-month USD LIBOR + 3.000% 10/31/2021	3.898%	267,122	267,958
DXP Enterprises, Inc.(b),(c),(n)
Term Loan
3-month USD LIBOR + 5.500% 08/23/2023	6.815%	798,000	801,990
North American Lifting Holdings, Inc.(b),(n)
1st Lien Term Loan
3-month USD LIBOR + 4.500% 07/13/2023	4.648%	1,425,473	1,338,520
Vertiv Group Corp.(b),(n)
Tranche B Term Loan
3-month USD LIBOR + 4.000% 01/31/2025	3.693%	927,155	931,791
Total			4,328,919
Senior Loans (continued)
Borrower	Weighted Average Coupon	Principal Amount ($)	Value ($)
Consumer Cyclical Services 0.1%
Cushman & Wakefield(b),(n)
1st Lien Term Loan
3-month USD LIBOR + 3.250% 06/30/2021	5.700%	995,928	993,857
IG Investments Holdings LLC(b),(n)
Term Loan
3-month USD LIBOR + 3.500% 07/31/2025	4.693%	303,002	306,159
Staples, Inc.(b),(n)
Term Loan
3-month USD LIBOR + 4.000% 06/30/2024	5.304%	1,271,812	1,263,075
Total			2,563,091
Consumer Products 0.2%
Prestige Brands, Inc.(b),(n)
Tranche B4 Term Loan
3-month USD LIBOR + 2.750% 08/01/2024	4.820%	449,580	452,070
Serta Simmons Bedding LLC(b),(n)
1st Lien Term Loan
3-month USD LIBOR + 3.500% 05/22/2024	5.080%	1,683,000	1,621,992
2nd Lien Term Loan
3-month USD LIBOR + 8.000% 05/19/2023	10.022%	2,868,477	2,603,143
Steinway Musical Instruments, Inc.(b),(n),(o)
Tranche B Term Loan
3-month USD LIBOR + 3.750% 02/13/2025		1,500,000	1,503,750
Varsity Brands Holding Co.(b),(n),(p),(q)
1st Lien Term Loan
3-month USD LIBOR + 4.000% 06/07/2023	4.693%	0	0
Weight Watchers International, Inc.(b),(n)
Term Loan
3-month USD LIBOR + 4.500% 11/29/2024	5.903%	1,125,000	1,137,656
Total			7,318,611

The accompanying Notes to Financial Statements are an integral part of this statement.
26	Columbia Strategic Income Fund | Semiannual Report 2018

Portfolio of Investments  (continued)
February 28, 2018 (Unaudited)
Senior Loans (continued)
Borrower	Weighted Average Coupon	Principal Amount ($)	Value ($)
Diversified Manufacturing 0.3%
Accudyne Industries Borrower SCA/LLC(b),(n)
Term Loan
3-month USD LIBOR + 3.500% 02/01/2024	5.061%	997,500	1,002,627
Allnex & Cy SCA(b),(n)
Tranche B2 Term Loan
3-month USD LIBOR + 4.250% 02/02/2024	6.509%	1,126,389	1,131,323
Tranche B3 Term Loan
3-month USD LIBOR + 4.250% 02/02/2024	4.943%	848,611	852,328
Apex Tool Group LLC(b),(n)
Term Loan
3-month USD LIBOR + 3.750% 02/01/2022	5.398%	1,808,746	1,807,046
Bright Bidco BV(b),(n)
Tranche B Term Loan
3-month USD LIBOR + 3.500% 06/30/2024	5.267%	1,218,875	1,237,158
EWT Holdings III Corp(b),(n)
1st Lien Term Loan
3-month USD LIBOR + 3.000% 07/01/2022	4.188%	1,148,222	1,158,992
Filtration Group Corp.(b),(n)
1st Lien Term Loan
3-month USD LIBOR + 3.250% 01/20/2025	5.148%	2,059,127	2,078,442
Gardner Denver, Inc.(b),(n)
Tranche B1 Term Loan
3-month USD LIBOR + 2.750% 03/05/2021	5.398%	1,262,017	1,265,601
Gates Global LLC(b),(n)
Tranche B2 Term Loan
3-month USD LIBOR + 3.000% 08/18/2022	4.700%	729,260	733,817
LTI Holdings, Inc.(b),(n)
1st Lien Term Loan
3-month USD LIBOR + 4.750% 10/14/2024	5.929%	522,375	525,969
Senior Loans (continued)
Borrower	Weighted Average Coupon	Principal Amount ($)	Value ($)
Zekelman Industries, Inc.(b),(n)
Term Loan
3-month USD LIBOR + 5.000% 08/18/2023	4.979%	985,050	989,729
Total			12,783,032
Electric 0.3%
AES Corp. (The)(b),(n)
Term Loan
3-month USD LIBOR + 2.000% 12/13/2023	3.480%	620,312	620,623
Astoria Energy LLC(b),(n)
Tranche B Term Loan
3-month USD LIBOR + 4.000% 12/01/2023	3.648%	1,267,721	1,269,838
Calpine Corp.(b),(n)
Term Loan
3-month USD LIBOR + 2.750% 12/14/2023	5.648%	1,544,881	1,547,940
Eastern Power LLC/Covert Midco LLC/TPF II LC LLC(b),(n)
Term Loan
3-month USD LIBOR + 4.000% 11/27/2020	5.216%	1,400,873	1,417,389
Energy Future Intermediate Holding Co. LLC(b),(n),(r)
Debtor in Possession Term Loan
3-month USD LIBOR + 3.000% 12/20/2024	4.564%	1,325,000	1,324,841
MRP Generation Holdings, LLC(b),(c),(n)
Term Loan
3-month USD LIBOR + 7.000% 05/11/2024	5.250%	2,002,410	1,932,325
Nautilus Power, LLC(b),(n)
Term Loan
3-month USD LIBOR + 4.500% 09/30/2024	5.672%	906,955	919,426
Vistra Operations Co. LLC(b),(n)
Term Loan
3-month USD LIBOR + 4.000% 09/30/2020	10.090%	382,918	384,901
3-month USD LIBOR + 3.250% 06/01/2024	3.596%	1,287,000	1,293,255

The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Strategic Income Fund | Semiannual Report 2018	27

Portfolio of Investments  (continued)
February 28, 2018 (Unaudited)
Senior Loans (continued)
Borrower	Weighted Average Coupon	Principal Amount ($)	Value ($)
Tranche C Term Loan
3-month USD LIBOR + 4.000% 02/28/2021	5.392%	67,857	68,209
Viva Alamo LLC(b),(n)
Term Loan
3-month USD LIBOR + 4.250% 02/22/2021	6.010%	989,359	978,535
WG Partners Acquisition LLC(b),(c),(n),(o)
Tranche B Term Loan
3-month USD LIBOR + 4.000% 11/15/2023	5.193%	1,415,279	1,422,355
Total			13,179,637
Environmental 0.1%
Advanced Disposal Services, Inc.(b),(n)
Term Loan
3-month USD LIBOR + 2.750% 11/10/2023	3.721%	1,087,713	1,091,172
STI Infrastructure SARL(b),(c),(n)
Term Loan
3-month USD LIBOR + 5.250% 06/30/2023	4.398%	3,032,719	2,858,337
Wrangler Buyer Corp./Waste Industries USA, Inc.(b),(n)
Term Loan
3-month USD LIBOR + 3.000% 09/30/2022	3.916%	850,000	854,072
Total			4,803,581
Finance Companies 0.1%
Avolon Borrower 1 LLC(b),(n)
Tranche B2 Term Loan
3-month USD LIBOR + 2.250% 01/27/2023	4.148%	2,985,000	2,980,403
FinCo I LLC(b),(n)
Term Loan
3-month USD LIBOR + 2.750% 11/29/2024	4.323%	1,525,000	1,538,725
Total			4,519,128
Senior Loans (continued)
Borrower	Weighted Average Coupon	Principal Amount ($)	Value ($)
Food and Beverage 0.2%
Blue Buffalo Pet Products, Inc.(b),(n)
Term Loan
3-month USD LIBOR + 2.000% 11/06/2024	3.567%	1,393,000	1,396,483
Dole Food Co., Inc.(b),(n)
Tranche B Term Loan
3-month USD LIBOR + 3.000% 09/01/2022	4.406%	641,875	644,166
Hostess Brands LLC(b),(n)
Tranche B Term Loan
3-month USD LIBOR + 2.250% 10/25/2020	4.148%	394,022	395,078
JBS USA Lux SA(b),(n)
Term Loan
3-month USD LIBOR + 2.500% 06/29/2022	4.100%	1,389,500	1,382,553
Pinnacle Foods Finance LLC(b),(n)
Term Loan
3-month USD LIBOR + 2.000% 10/04/2024	3.579%	1,460,250	1,468,544
US Foods, Inc.(b),(n)
Term Loan
3-month USD LIBOR + 3.250% 09/07/2021	4.148%	1,468,759	1,479,437
Total			6,766,261
Foreign Agencies 0.0%
Oxea Holding Vier GmbH(b),(n)
Tranche B2 Term Loan
3-month USD LIBOR + 3.500% 10/12/2024	4.833%	1,620,938	1,629,042
Gaming 0.3%
Affinity Gaming(b),(n)
2nd Lien Term Loan
3-month USD LIBOR + 8.250% 04/22/2024	6.148%	1,525,000	1,544,063
Caesars Resort Collection LLC(b),(n)
Tranche B Term Loan
3-month USD LIBOR + 2.750% 12/23/2024	4.323%	1,075,000	1,081,590

The accompanying Notes to Financial Statements are an integral part of this statement.
28	Columbia Strategic Income Fund | Semiannual Report 2018

Portfolio of Investments  (continued)
February 28, 2018 (Unaudited)
Senior Loans (continued)
Borrower	Weighted Average Coupon	Principal Amount ($)	Value ($)
CBAC Borrower LLC(b),(n)
Tranche B Term Loan
3-month USD LIBOR + 4.000% 01/31/2025	5.296%	1,072,313	1,081,031
Golden Nugget, Inc.(b),(n)
Tranche B Term Loan
3-month USD LIBOR + 3.250% 09/26/2023	4.569%	671,597	676,721
Las Vegas Sands LLC(b),(n)
Term Loan
3-month USD LIBOR + 2.000% 11/03/2023	7.193%	977,405	981,480
Mohegan Tribal Gaming Authority(b),(n)
Tranche B Term Loan
3-month USD LIBOR + 4.500% 05/01/2024	5.381%	1,012,954	1,020,005
MotorCity Casino Hotel(b),(n)
Term Loan
3-month USD LIBOR + 3.500% 07/08/2022	4.570%	268,239	270,084
Penn National Gaming, Inc.(b),(n)
Tranche B Term Loan
3-month USD LIBOR + 2.500% 06/30/2018	3.898%	471,250	472,871
Scientific Games International, Inc.(b),(n)
Tranche B5 Term Loan
3-month USD LIBOR + 2.750% 10/27/2021	9.148%	2,618,437	2,629,906
Seminole Tribe of Florida(b),(n)
Tranche B Term Loan
3-month USD LIBOR + 2.000% 04/30/2025	3.567%	573,563	575,593
Stars Group, Inc. (The)(b),(n)
Tranche B3 1st Lien Term Loan
3-month USD LIBOR + 3.500% 09/06/2024	4.554%	1,947,550	1,959,917
Yonkers Racing Corp.(b),(n)
1st Lien Term Loan
3-month USD LIBOR + 3.250% 11/29/2024	4.820%	1,199,642	1,207,140
Total			13,500,401
Senior Loans (continued)
Borrower	Weighted Average Coupon	Principal Amount ($)	Value ($)
Health Care 0.4%
Air Methods Corp.(b),(n)
Term Loan
3-month USD LIBOR + 3.500% 10/31/2024	4.655%	663,822	666,145
Avantor, Inc.(b),(n)
Term Loan
3-month USD LIBOR + 4.000% 11/21/2024	5.323%	625,000	630,987
Change Healthcare Holdings, Inc.(b),(n)
Term Loan
3-month USD LIBOR + 2.750% 03/01/2024	4.398%	1,265,437	1,267,652
CHS/Community Health Systems, Inc.(b),(n)
Tranche G Term Loan
3-month USD LIBOR + 2.750% 07/30/2024	3.590%	287,910	285,235
Tranche H Term Loan
3-month USD LIBOR + 3.000% 04/01/2024	5.193%	376,161	367,186
Diplomat Pharmacy, Inc.(b),(n)
Tranche B Term Loan
3-month USD LIBOR + 4.500% 12/20/2024	6.074%	937,500	943,359
Envision Healthcare Corp.(b),(n)
Term Loan
3-month USD LIBOR + 3.000% 08/05/2022	4.648%	1,485,000	1,488,252
HC Group Holdings III, Inc.(b),(c),(n)
1st Lien Term Loan
3-month USD LIBOR + 5.000% 01/15/2025	4.648%	987,342	1,002,152
INC Research Holdings, Inc.(b),(n)
Tranche B Term Loan
3-month USD LIBOR + 2.250% 01/25/2026	3.545%	968,750	971,521
Jaguar Holding Co. I LLC(b),(n)
Term Loan
3-month USD LIBOR + 2.750% 11/23/2020	5.193%	1,267,500	1,270,669

The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Strategic Income Fund | Semiannual Report 2018	29

Portfolio of Investments  (continued)
February 28, 2018 (Unaudited)
Senior Loans (continued)
Borrower	Weighted Average Coupon	Principal Amount ($)	Value ($)
Kindred Healthcare, Inc.(b),(n)
Term Loan
3-month USD LIBOR + 3.250% 10/13/2023	3.648%	484,932	485,844
MPH Acquisition Holdings LLC(b),(n)
Term Loan
3-month USD LIBOR + 3.000% 02/22/2024	4.200%	396,182	397,964
National Mentor Holdings, Inc.(b),(n)
Tranche B Term Loan
3-month USD LIBOR + 3.750% 08/23/2021	4.648%	977,157	983,880
Onex Carestream Finance LP(b),(n)
1st Lien Term Loan
3-month USD LIBOR + 4.000% 08/16/2023	4.398%	818,130	821,541
Ortho-Clinical Diagnostics Holdings SARL(b),(n)
Term Loan
3-month USD LIBOR + 3.750% 11/08/2024	3.693%	1,865,706	1,879,699
PharMerica Corp.(b),(n)
1st Lien Term Loan
3-month USD LIBOR + 3.500% 12/06/2024	4.829%	475,000	477,822
Sotera Health Holdings LLC(b),(n)
Term Loan
3-month USD LIBOR + 3.000% 04/09/2020	6.898%	1,610,917	1,613,946
Team Health Holdings, Inc.(b),(n)
Term Loan
3-month USD LIBOR + 2.750% 07/08/2024	4.898%	496,250	482,395
Total			16,036,249
Healthcare REIT 0.0%
Quality Care Properties, Inc.(b),(n)
1st Lien Term Loan
3-month USD LIBOR + 5.250% 06/21/2024	4.898%	495,000	499,331
Senior Loans (continued)
Borrower	Weighted Average Coupon	Principal Amount ($)	Value ($)
Independent Energy 0.0%
Chesapeake Energy Corp.(b),(n)
Tranche A Term Loan
3-month USD LIBOR + 7.500% 04/29/2024	5.079%	2,040,142	2,172,241
Leisure 0.2%
24 Hour Fitness Worldwide, Inc.(b),(c),(n)
Term Loan
3-month USD LIBOR + 3.750% 11/08/2023	4.900%	699,625	705,747
Cineworld Group PLC(b),(n),(o)
Term Loan
3-month USD LIBOR + 2.500% 02/07/2025		1,200,000	1,198,200
ClubCorp Holdings, Inc.(b),(n)
Tranche B 1st Lien Term Loan
3-month USD LIBOR + 3.250% 09/18/2024	4.565%	1,615,792	1,624,744
Formula One Management Ltd.(b),(n)
Tranche B3 Term Loan
3-month USD LIBOR + 2.550% 02/01/2024	4.267%	1,098,574	1,095,487
Life Time Fitness, Inc.(b),(n)
Term Loan
3-month USD LIBOR + 3.000% 10/01/2021	5.693%	316,930	318,356
UFC Holdings LLC(b),(n)
1st Lien Term Loan
3-month USD LIBOR + 3.250% 09/12/2024	4.250%	1,087,487	1,092,414
William Morris Endeavor Entertainment LLC/IMG Worldwide Holdings, LLC(b),(n)
1st Lien Term Loan
3-month USD LIBOR + 3.250% 07/10/2023	4.900%	1,363,515	1,372,036
William Morris Endeavor Entertainment LLC/IMG Worldwide Holdings, LLC(b),(c),(n)
2nd Lien Term Loan
3-month USD LIBOR + 7.250% 10/31/2022	4.425%	166,667	166,875
Total			7,573,859

The accompanying Notes to Financial Statements are an integral part of this statement.
30	Columbia Strategic Income Fund | Semiannual Report 2018

Portfolio of Investments  (continued)
February 28, 2018 (Unaudited)
Senior Loans (continued)
Borrower	Weighted Average Coupon	Principal Amount ($)	Value ($)
Lodging 0.1%
CityCenter Holdings LLC(b),(n)
Tranche B Term Loan
3-month USD LIBOR + 2.500% 10/04/2023	4.073%	820,875	824,265
Hilton Worldwide Finance LLC(b),(n)
Tranche B2 Term Loan
3-month USD LIBOR + 2.500% 01/15/2023	4.148%	1,980,025	1,990,539
RHP Hotel Properties LP(b),(n)
Tranche B Term Loan
3-month USD LIBOR + 2.250% 10/31/2025	4.070%	595,500	598,108
Total			3,412,912
Media and Entertainment 0.4%
Cengage Learning, Inc.(b),(n)
Term Loan
3-month USD LIBOR + 4.250% 12/07/2023	5.086%	413,801	379,778
Cumulus Media Holdings, Inc.(b),(n)
Term Loan
3M Libor + 3.25 07/13/2023	5.898%	954,895	820,016
Emerald Expositions Holding, Inc.(b),(n)
Term Loan
3-month USD LIBOR + 3.000% 10/27/2025	4.178%	721,375	726,785
Entravision Communications Corp.(b),(n)
Tranche B Term Loan
3-month USD LIBOR + 2.500% 11/30/2024	4.317%	1,172,063	1,173,035
Getty Images, Inc.(b),(n)
Term Loan
3-month USD LIBOR + 3.500% 05/23/2021	4.958%	1,900,000	1,815,773
Hubbard Radio LLC(b),(n)
Term Loan
3-month USD LIBOR + 3.250% 11/30/2023	3.898%	757,430	761,217
Senior Loans (continued)
Borrower	Weighted Average Coupon	Principal Amount ($)	Value ($)
iHeartCommunications, Inc.(b),(n)
Tranche D Term Loan
3-month USD LIBOR + 6.750% 06/23/2023	4.070%	1,128,407	895,673
Ion Media Networks, Inc.(b),(n)
Tranche B3 Term Loan
3-month USD LIBOR + 3.000% 11/20/2023	10.148%	836,322	840,153
Learfield Communications(b),(n)
1st Lien Term Loan
3-month USD LIBOR + 3.250% 05/16/2024	6.427%	1,198,113	1,210,094
Learfield Communications(b),(n),(o)
Term Loan
3-month USD LIBOR + 3.250% 12/01/2023		445,887	450,346
Lions Gate Entertainment Corp.(b),(c),(n)
Tranche A Term Loan
3-month USD LIBOR + 2.500% 05/16/2024	4.450%	261,250	261,250
Lions Gate Entertainment Corp.(b),(n)
Tranche B1 Term Loan
3-month USD LIBOR + 2.250% 12/08/2023	3.817%	222,578	223,785
Meredith Corp.(b),(n)
Term Loan
3-month USD LIBOR + 3.000% 01/31/2025	4.468%	900,000	904,923
Mission Broadcasting, Inc.(b),(n)
Tranche B2 Term Loan
3-month USD LIBOR + 2.500% 01/26/2026	4.741%	54,411	54,558
Nexstar Broadcasting, Inc.(b),(n)
Tranche B2 Term Loan
3-month USD LIBOR + 2.500% 01/17/2024	4.164%	427,366	428,524
Nielsen Finance LLC(b),(n)
Tranche B4 Term Loan
3-month USD LIBOR + 2.000% 10/02/2023	5.081%	715,965	717,432

The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Strategic Income Fund | Semiannual Report 2018	31

Portfolio of Investments  (continued)
February 28, 2018 (Unaudited)
Senior Loans (continued)
Borrower	Weighted Average Coupon	Principal Amount ($)	Value ($)
Radio One, Inc.(b),(c),(n)
Term Loan
3-month USD LIBOR + 4.000% 06/28/2024	6.234%	1,439,125	1,421,136
Sinclair Television Group, Inc.(b),(n),(o)
Tranche B Term Loan
3-month USD LIBOR + 2.500% 12/12/2024		1,600,000	1,602,000
Tribune Media Co.(b),(n)
Tranche B Term Loan
3-month USD LIBOR + 3.000% 09/07/2021	5.443%	60,422	60,448
Tranche C Term Loan
3-month USD LIBOR + 3.000% 06/30/2021	4.695%	836,734	836,994
UFC Holdings LLC(b),(n)
2nd Lien Term Loan
3-month USD LIBOR + 7.750% 04/18/2024	5.850%	678,000	689,865
Univision Communications, Inc.(b),(n)
1st Lien Term Loan
3-month USD LIBOR + 2.750% 05/27/2022	4.100%	2,033,108	2,007,410
Total			18,281,195
Metals and Mining 0.0%
Noranda Aluminum Acquisition Corp.(n),(s)
Tranche B Term Loan
09/13/2023	5.938%	138,818	4,165
Midstream 0.0%
Energy Transfer Equity LP(b),(n)
Term Loan
3-month USD LIBOR + 2.000% 02/01/2022		170,841	170,710
Oil Field Services 0.1%
Fieldwood Energy LLC(n),(s)
1st Lien Term Loan
01/18/2024	5.148%	372,536	333,885
2nd Lien Term Loan
01/31/2025	4.193%	627,464	119,218
Term Loan
03/21/2022	5.787%	275,952	273,745
Senior Loans (continued)
Borrower	Weighted Average Coupon	Principal Amount ($)	Value ($)
MRC Global US, Inc.(b),(n)
Term Loan
3-month USD LIBOR + 3.500% 09/20/2024	5.067%	1,825,000	1,837,556
Traverse Midstream Partners LLC(b),(n)
Term Loan
3-month USD LIBOR + 4.000% 09/27/2024	5.850%	1,225,000	1,233,171
Total			3,797,575
Other Financial Institutions 0.0%
VICI Properties 1 LLC(b),(n)
Tranche B Term Loan
3-month USD LIBOR + 2.250% 12/20/2024	3.596%	811,364	815,169
Other Industry 0.2%
Generac Power Systems, Inc.(b),(n)
Term Loan
3-month USD LIBOR + 2.000% 01/06/2022	4.148%	1,000,000	1,002,080
Harland Clarke Holdings Corp.(b),(n)
Term Loan
3-month USD LIBOR + 4.750% 12/01/2023	5.898%	1,319,488	1,331,270
Husky Injection Molding Systems Ltd.(b),(n)
Term Loan
3-month USD LIBOR + 3.250% 06/30/2021	4.823%	824,877	826,428
Lightstone Holdco LLC(b),(n)
Tranche B Term Loan
3-month USD LIBOR + 3.750% 04/18/2023	6.193%	1,825,942	1,836,094
Tranche C Term Loan
3-month USD LIBOR + 3.750% 08/21/2024	4.900%	115,942	116,587
RBS Global, Inc./Rexnord LLC(b),(n)
Term Loan
3-month USD LIBOR + 2.250% 06/23/2022	3.688%	916,645	922,035

The accompanying Notes to Financial Statements are an integral part of this statement.
32	Columbia Strategic Income Fund | Semiannual Report 2018

Portfolio of Investments  (continued)
February 28, 2018 (Unaudited)
Senior Loans (continued)
Borrower	Weighted Average Coupon	Principal Amount ($)	Value ($)
Uber Technologies, Inc.(b),(n)
Term Loan
3-month USD LIBOR + 4.000% 04/03/2024	9.772%	2,026,850	2,037,998
Total			8,072,492
Packaging 0.5%
Anchor Glass Container Corp.(b),(n)
1st Lien Term Loan
3-month USD LIBOR + 2.750% 06/10/2022	4.148%	1,336,534	1,338,619
Berry Global, Inc.(b),(n)
Tranche R Term Loan
3-month USD LIBOR + 2.000% 09/30/2020	3.648%	2,977,500	2,984,944
BWAY Holding Co.(b),(n)
Term Loan
3-month USD LIBOR + 3.250% 09/19/2024	4.406%	1,318,375	1,323,319
Consolidated Container Co. LLC(b),(n)
1st Lien Term Loan
3-month USD LIBOR + 3.500% 12/23/2024	4.682%	448,875	451,119
Coveris Holdings SA(b),(n)
Tranche B1 Term Loan
3-month USD LIBOR + 4.250% 06/30/2021	5.545%	1,461,929	1,465,218
Novolex (b),(n)
Term Loan
3-month USD LIBOR + 3.250% 12/27/2022	4.658%	1,761,687	1,769,404
Packaging Coordinators Midco, Inc.(b),(n)
Term Loan
3-month USD LIBOR + 4.000% 08/01/2021	5.148%	443,250	445,191
Plastipak Holdings, Inc.(b),(n)
Tranche B Term Loan
3-month USD LIBOR + 2.750% 10/14/2024	4.450%	1,745,625	1,755,226
Senior Loans (continued)
Borrower	Weighted Average Coupon	Principal Amount ($)	Value ($)
Pregis Holding I Corp.(b),(n)
1st Lien Term Loan
3-month USD LIBOR + 4.000% 12/27/2020	4.898%	1,344,118	1,344,682
Printpack Holdings, Inc.(b),(n)
Term Loan
3-month USD LIBOR + 4.000% 01/26/2024		762,207	766,499
ProAmpac PG Borrower LLC(b),(n)
1st Lien Term Loan
3-month USD LIBOR + 4.000% 09/23/2024	4.900%	990,000	999,900
2nd Lien Term Loan
3-month USD LIBOR + 8.500% 05/22/2024	4.398%	700,000	712,691
Ranpak Corp.(b),(n)
Tranche B1 Term Loan
3-month USD LIBOR + 3.250% 07/01/2024	5.205%	1,813,447	1,821,390
Reynolds Group Holdings, Inc.(b),(n)
Term Loan
3-month USD LIBOR + 3.000% 05/06/2021	5.780%	1,011,329	1,015,758
SIG Combibloc Holdings SCA(b),(n)
Term Loan
3-month USD LIBOR + 3.000% 11/30/2023	6.193%	912,721	914,620
Spectrum Plastics Group, Inc(b),(n)
2nd Lien Term Loan
3-month USD LIBOR + 7.000% 02/28/2019	4.943%	425,000	429,250
Tricorbraun Holdings, Inc.(b),(n)
1st Lien Term Loan
3-month USD LIBOR + 3.750% 01/31/2025	6.100%	405,000	406,855
Delayed Draw 1st Lien Term Loan
3-month USD LIBOR + 3.750% 05/27/2024	3.650%	40,807	40,994

The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Strategic Income Fund | Semiannual Report 2018	33

Portfolio of Investments  (continued)
February 28, 2018 (Unaudited)
Senior Loans (continued)
Borrower	Weighted Average Coupon	Principal Amount ($)	Value ($)
Trident TPI Holdings, Inc.(b),(n)
Tranche B1 Term Loan
3-month USD LIBOR + 3.250% 10/17/2024	4.593%	1,725,000	1,730,606
Twist Beauty International Holdings SA(b),(n)
Tranche B Term Loan
3-month USD LIBOR + 3.750% 09/23/2024	5.407%	995,000	1,001,527
Total			22,717,812
Paper 0.0%
Caraustar Industries, Inc.(b),(n)
Term Loan
3-month USD LIBOR + 5.500% 05/31/2023	4.688%	868,438	870,452
Pharmaceuticals 0.1%
Atrium Innovations, Inc.(b),(n)
Tranche B1 1st Lien Term Loan
3-month USD LIBOR + 3.250% 08/18/2024	6.648%	942,944	941,765
Endo Finance Co. I SARL(b),(n)
Term Loan
3-month USD LIBOR + 4.250% 09/20/2024	5.875%	721,375	719,391
Grifols Worldwide Operations Ltd.(b),(n)
Tranche B Term Loan
3-month USD LIBOR + 2.250% 01/30/2024	4.414%	1,240,625	1,244,980
Mallinckrodt International Finace SA(b),(n)
Term Loan
3-month USD LIBOR + 3.000% 02/24/2025	4.820%	1,200,000	1,202,496
RPI Finance Trust(b),(n)
Tranche B6 Term Loan
3-month USD LIBOR + 2.000% 04/01/2024	5.205%	1,958,039	1,967,829
Valeant Pharmaceuticals International, Inc.(b),(n)
Tranche B-F4 Term Loan
3-month USD LIBOR + 3.250% 11/18/2024	4.474%	436,272	441,290
Total			6,517,751
Senior Loans (continued)
Borrower	Weighted Average Coupon	Principal Amount ($)	Value ($)
Property & Casualty 0.1%
Alliant Holdings Intermediate LLC(b),(n)
Term Loan
3-month USD LIBOR + 3.500% 02/06/2024	5.398%	390,007	391,567
Asurion LLC
+		423,719	425,837
Asurion LLC(b),(n)
Tranche B4 Term Loan
3-month USD LIBOR + 2.750% 06/06/2021	3.579%	261,113	262,257
HUB International Ltd.(b),(n)
Term Loan
3-month USD LIBOR + 3.000% 06/09/2023	4.398%	1,573,557	1,579,458
USI, Inc.(b),(n)
Term Loan
3-month USD LIBOR + 3.000% 12/24/2021	3.840%	773,063	771,679
Total			3,430,798
Restaurants 0.1%
Burger King/Tim Hortons(b),(n)
Tranche B3 Term Loan
3-month USD LIBOR + 2.250% 08/29/2023	3.870%	1,975,788	1,978,257
IRB Holding Corp.(b),(n)
Tranche B Term Loan
3-month USD LIBOR + 3.000% 10/10/2024	4.900%	450,000	454,181
P.F. Chang’s China Bistro, Inc.(b),(n)
Term Loan
3-month USD LIBOR + 5.000% 09/01/2022	6.317%	1,022,437	1,005,823
Yum! Brands, Inc.(b),(n)
Tranche B Term Loan
3-month USD LIBOR + 2.750% 10/30/2022	4.148%	1,980,025	1,989,509
Total			5,427,770

The accompanying Notes to Financial Statements are an integral part of this statement.
34	Columbia Strategic Income Fund | Semiannual Report 2018

Portfolio of Investments  (continued)
February 28, 2018 (Unaudited)
Senior Loans (continued)
Borrower	Weighted Average Coupon	Principal Amount ($)	Value ($)
Retailers 0.3%
Academy Ltd.(b),(n)
Term Loan
3-month USD LIBOR + 4.000% 01/10/2024	5.943%	991,879	790,717
Bass Pro Group LLC(b),(n)
Term Loan
3-month USD LIBOR + 5.000% 05/17/2024	4.088%	997,500	993,759
Belk, Inc.(b),(n)
1st Lien Term Loan
3-month USD LIBOR + 4.750% 12/01/2023	5.648%	541,168	467,883
BJ’s Wholesale Club, Inc.(b),(n)
Tranche B 1st Lien Term Loan
3-month USD LIBOR + 3.750% 07/08/2024	5.186%	918,063	915,666
Burlington Coat Factory Warehouse Corp.(b),(n)
Tranche B5 Term Loan
3-month USD LIBOR + 2.500% 11/23/2020	4.291%	1,995,000	1,998,112
Culligan NewCo. Ltd.(b),(n)
1st Lien Term Loan
3-month USD LIBOR + 3.500% 04/07/2022	4.898%	349,125	349,851
Tranche B1 1st Lien Term Loan
3-month USD LIBOR + 3.500% 10/25/2023	4.787%	569,250	570,320
David’s Bridal, Inc.(b),(n)
Term Loan
3-month USD LIBOR + 3.750% 06/16/2023	4.148%	2,442,188	2,071,488
Dollar Tree, Inc.(c),(n)
Tranche B2 Term Loan
07/01/2022	5.898%	250,000	250,625
Harbor Freight Tools USA, Inc.(b),(n)
Term Loan
3-month USD LIBOR + 2.500% 08/18/2023	4.148%	1,960,087	1,962,851
Senior Loans (continued)
Borrower	Weighted Average Coupon	Principal Amount ($)	Value ($)
Hudson’s Bay Co.(b),(n)
Term Loan
3-month USD LIBOR + 3.750% 01/19/2024	4.023%	476,728	458,851
J.Crew Group, Inc.(b),(n)
Term Loan
3-month USD LIBOR + 3.220% 11/15/2023		1,773,204	1,225,178
JC Penney Corp., Inc.(b),(n)
Term Loan
3-month USD LIBOR + 4.250% 02/22/2024	4.693%	770,000	736,205
Neiman Marcus Group, Ltd. LLC(b),(n)
Term Loan
3-month USD LIBOR + 3.250% 06/08/2024	5.443%	987,611	835,558
PetSmart, Inc.(b),(n)
Tranche B2 Term Loan
3-month USD LIBOR + 3.000% 05/14/2022	9.943%	731,837	596,264
Sports Authority, Inc. (The)(n),(s)
Tranche B Term Loan
+ 0 11/16/2017		584,002	1,606
Total			14,224,934
Supermarkets 0.1%
Albertsons LLC(b),(n)
Tranche B4 Term Loan
3-month USD LIBOR + 2.750% 12/13/2023	4.693%	979,398	965,794
Tranche B6 Term Loan
3-month USD LIBOR + 3.000% 06/22/2023	4.956%	1,411,567	1,389,518
SUPERVALU, Inc.(b),(n)
Delayed Draw Term Loan
3-month USD LIBOR + 3.500% 01/30/2019	5.648%	344,273	340,776
Term Loan
3-month USD LIBOR + 3.500% 06/07/2019	3.648%	573,789	567,959
Total			3,264,047

The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Strategic Income Fund | Semiannual Report 2018	35

Portfolio of Investments  (continued)
February 28, 2018 (Unaudited)
Senior Loans (continued)
Borrower	Weighted Average Coupon	Principal Amount ($)	Value ($)
Technology 0.9%
Applied Systems, Inc.(b),(n)
1st Lien Term Loan
3-month USD LIBOR + 3.250% 09/18/2024	4.943%	1,396,500	1,403,482
Ascend Learning LLC(b),(n)
Term Loan
3-month USD LIBOR + 3.250% 07/24/2024	4.164%	295,260	296,243
Avaya, Inc.(b),(n)
Term Loan
3-month USD LIBOR + 4.750% 12/11/2024	6.121%	1,775,000	1,783,875
BMC Software Finance, Inc.(b),(n)
Tranche B2 Term Loan
3-month USD LIBOR + 3.250% 02/02/2024	4.522%	1,221,937	1,224,846
CDS US Intermediate Holdings, Inc.(b),(n)
2nd Lien Term Loan
3-month USD LIBOR + 8.250% 12/29/2023	4.330%	1,000,000	994,380
Dell International LLC(b),(n)
Tranche B Term Loan
3-month USD LIBOR + 2.000% 08/03/2022	3.853%	1,408,770	1,408,474
DigiCert, Inc.(b),(n)
1st Lien Term Loan
3-month USD LIBOR + 4.750% 10/31/2024	6.522%	675,000	682,175
2nd Lien Term Loan
3-month USD LIBOR + 8.000% 10/31/2025	9.772%	525,000	530,250
First Data Corp.(b),(n)
Term Loan
3-month USD LIBOR + 2.250% 12/18/2020	3.898%	962,001	963,531
Genesys Telecommunications Laboratories, Inc.(b),(n)
Tranche B2 Term Loan
3-month USD LIBOR + 3.750% 01/30/2024	4.398%	663,043	665,251
Senior Loans (continued)
Borrower	Weighted Average Coupon	Principal Amount ($)	Value ($)
Go Daddy Operating Co., LLC(b),(n)
Tranche B1 Term Loan
3-month USD LIBOR + 2.250% 03/29/2024	4.148%	3,327,490	3,333,313
Hyland Software, Inc.(b),(n)
Tranche 3 1st Lien Term Loan
3-month USD LIBOR + 3.250% 10/04/2023		994,987	1,001,624
Infor US, Inc.(b),(n)
Tranche B6 Term Loan
3-month USD LIBOR + 2.750% 03/11/2022	4.648%	901,264	901,985
Informatica LLC(b),(n)
Tranche B1 Term Loan
3-month USD LIBOR + 3.250% 11/11/2022	3.752%	835,874	840,054
Information Resources, Inc.(b),(n)
1st Lien Term Loan
3-month USD LIBOR + 4.250% 05/20/2021	5.193%	1,364,687	1,372,794
2nd Lien Term Loan
3-month USD LIBOR + 8.250% 07/26/2023	5.700%	375,000	375,938
MA FinanceCo LLC(b),(n)
Tranche B2 Term Loan
3-month USD LIBOR + 2.500% 11/19/2021	4.148%	367,563	366,989
Tranche B3 Term Loan
3-month USD LIBOR + 2.750% 09/27/2024	4.323%	284,673	285,209
MacDonald, Dettwiler and Associates Ltd.(b),(n)
Tranche B Term Loan
3-month USD LIBOR + 2.750% 12/08/2023	4.330%	1,000,000	1,003,540
McAfee LLC(b),(n)
Term Loan
3-month USD LIBOR + 4.500% 09/30/2024	5.830%	1,047,375	1,052,235

The accompanying Notes to Financial Statements are an integral part of this statement.
36	Columbia Strategic Income Fund | Semiannual Report 2018

Portfolio of Investments  (continued)
February 28, 2018 (Unaudited)
Senior Loans (continued)
Borrower	Weighted Average Coupon	Principal Amount ($)	Value ($)
Microsemi Corp.(b),(n)
Tranche B Term Loan
3-month USD LIBOR + 2.000% 07/31/2021	5.250%	513,781	514,850
Misys Ltd.(b),(n)
1st Lien Term Loan
3-month USD LIBOR + 3.500% 09/07/2023	3.742%	721,375	720,848
Mitel US Holdings, Inc.(b),(n)
Term Loan
3-month USD LIBOR + 3.750% 05/15/2022	5.443%	573,563	579,298
Oberthur Technologies Holding SAS(b),(n)
Tranche B1 Term Loan
3-month USD LIBOR + 3.750% 05/31/2024	4.139%	1,342,362	1,332,295
ON Semiconductor Corp.(b),(n)
Tranche B2 Term Loan
3-month USD LIBOR + 2.000% 08/04/2023	4.200%	504,943	507,215
Rackspace Hosting, Inc.(b),(n)
Tranche B 1st Lien Term Loan
3-month USD LIBOR + 3.000% 03/15/2024	4.408%	446,631	447,747
Riverbed Technology, Inc.(b),(n)
Term Loan
3-month USD LIBOR + 4.000% 01/26/2024	4.943%	1,673,412	1,647,608
Sabre GLBL, Inc.(b),(n)
Tranche B1 Term Loan
3-month USD LIBOR + 2.250% 09/27/2024	5.648%	1,137,347	1,140,190
SCS Holdings I, Inc.(b),(n)
Tranche B 1st Lien Term Loan
3-month USD LIBOR + 4.250% 03/29/2021	4.450%	312,290	314,501
Seattle SpinCo, Inc.(b),(n)
Term Loan
3-month USD LIBOR + 2.750% 11/21/2024	4.323%	1,665,327	1,668,457
Senior Loans (continued)
Borrower	Weighted Average Coupon	Principal Amount ($)	Value ($)
Shutterfly, Inc.(b),(n),(o)
Tranche B2 Term Loan
3-month USD LIBOR + 2.750% 08/17/2024		475,000	477,080
SS&C Technologies Holdings, Inc.(b),(o)
Tranche B3 Term Loan
+ 2.500% 02/28/2025		718,638	722,231
Tranche B4 Term Loan
+ 2.500%		256,362	257,644
Tempo Acquisition, LLC(b),(n)
Term Loan
3-month USD LIBOR + 3.000% 12/06/2024	4.156%	945,250	947,216
TTM Technologies, Inc.(b),(n),(o)
Tranche B Term Loan
3-month USD LIBOR + 2.500% 09/28/2024	4.073%	1,273,312	1,274,904
Verint Systems, Inc.(b),(n)
Term Loan
3-month USD LIBOR + 2.000% 01/15/2024	3.579%	1,091,750	1,093,573
Veritas US, Inc.(b),(n)
Tranche B Term Loan
3-month USD LIBOR + 4.500% 12/20/2024	5.796%	1,233,537	1,226,345
West Corp.(b),(n)
Tranche B Term Loan
3-month USD LIBOR + 4.000% 12/01/2023	4.900%	1,672,086	1,685,781
Xperi Corp(b),(n)
Tranche B1 Term Loan
3-month USD LIBOR + 2.500% 01/31/2021		308,750	310,037
Zebra Technologies Corp.(b),(n)
Tranche B Term Loan
3-month USD LIBOR + 2.000% 08/31/2020	5.193%	579,542	582,167
Total			37,936,175

The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Strategic Income Fund | Semiannual Report 2018	37

Portfolio of Investments  (continued)
February 28, 2018 (Unaudited)
Senior Loans (continued)
Borrower	Weighted Average Coupon	Principal Amount ($)	Value ($)
Wireless 0.2%
Cellular South, Inc.(b),(n)
Tranche B Term Loan
3-month USD LIBOR + 2.250% 10/12/2022	3.817%	2,383,025	2,383,025
Numericable US LLC(b),(n)
Tranche B11 Term Loan
3-month USD LIBOR + 2.750% 11/17/2023	4.474%	992,500	948,334
Sprint Communications, Inc.(b),(n)
Term Loan
3-month USD LIBOR + 2.500% 08/18/2024	4.125%	2,803,813	2,804,682
Switch, Ltd.(b),(n)
Tranche B1 Term Loan
3-month USD LIBOR + 2.240% 08/22/2020	9.579%	572,125	576,061
Total			6,712,102
Wirelines 0.1%
CenturyLink, Inc.(b),(n)
Tranche B Term Loan
3-month USD LIBOR + 2.750% 12/15/2024	4.317%	325,000	319,231
Level 3 Financing, Inc.(b),(n)
Tranche B Term Loan
3-month USD LIBOR + 2.250% 09/18/2024	3.846%	1,250,000	1,251,912
Windstream Services LLC(b),(n)
Tranche B6 Term Loan
3-month USD LIBOR + 4.000% 08/12/2022	3.846%	1,108,590	1,044,846
Total			2,615,989
Total Senior Loans (Cost $288,670,516)			287,154,063

Treasury Bills(j) 0.5%
Issuer	Effective Yield		Principal Amount ($)	Value ($)
Egypt 0.4%
Egypt Treasury Bills
12/11/2018	16.760%	EGP	360,000,000	18,018,122
Nigeria 0.1%
Federal Republic of Nigeria
01/17/2019	15.350%	NGN	1,750,000,000	4,285,650
Total Treasury Bills (Cost $22,062,107)				22,303,772

U.S. Treasury Obligations 2.1%
Issuer	Coupon Rate		Principal Amount ($)	Value ($)
U.S. Treasury
12/31/2019	1.875%		40,000,000	39,735,937
U.S. Treasury(t)
09/30/2022	1.875%		51,364,600	49,695,915
Total U.S. Treasury Obligations (Cost $90,954,579)				89,431,852

Options Purchased Calls 0.0%
Value ($)
(Cost $1,910,400)	109,968

Options Purchased Puts 0.4%

(Cost $10,497,000)	18,894,665

Money Market Funds 4.4%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 1.544%(u),(v)	186,595,050	186,576,390
Total Money Market Funds (Cost $186,596,611)		186,576,390
Total Investments (Cost: $4,238,750,794)		4,235,207,288
Other Assets & Liabilities, Net		(20,454,377)
Net Assets		4,214,752,911

At February 28, 2018, securities and/or cash totaling $28,805,298 were pledged as collateral.
The accompanying Notes to Financial Statements are an integral part of this statement.
38	Columbia Strategic Income Fund | Semiannual Report 2018

Portfolio of Investments  (continued)
February 28, 2018 (Unaudited)
Investments in derivatives
Forward foreign currency exchange contracts
Currency to be sold	Currency to be purchased	Counterparty	Settlement date	Unrealized appreciation ($)	Unrealized depreciation ($)
25,640,000 AUD	20,784,502 USD	Citi	03/14/2018	869,605	—
32,489,000 EUR	39,986,974 USD	Credit Suisse	03/06/2018	337,176	—
18,433,108 USD	147,588,000 SEK	Credit Suisse	03/06/2018	—	(618,099)
1,694,000 EUR	2,108,564 USD	Credit Suisse	03/14/2018	39,817	—
2,281,700,000 JPY	20,959,371 USD	Credit Suisse	03/14/2018	—	(445,517)
20,979,857 USD	2,281,700,000 JPY	Credit Suisse	03/14/2018	425,031	—
20,684,364 USD	163,386,000 SEK	Credit Suisse	03/14/2018	—	(948,969)
4,647,000 EUR	5,709,118 USD	HSBC	03/06/2018	37,888	—
20,057,556,000 COP	7,114,844 USD	HSBC	03/14/2018	117,324	—
10,349,922 USD	1,100,000,000 JPY	JPMorgan	03/14/2018	—	(30,696)
10,419,615 USD	81,000,000 NOK	JPMorgan	03/14/2018	—	(158,482)
85,000,000 SEK	10,381,874 USD	Morgan Stanley	03/06/2018	121,719	—
10,551,961 USD	82,500,000 NOK	Morgan Stanley	03/06/2018	—	(103,838)
371,000,000 MXN	19,926,722 USD	Morgan Stanley	03/14/2018	285,405	—
68,761,000 BRL	21,650,189 USD	Standard Chartered	03/14/2018	499,675	—
232,600,000 ZAR	19,415,692 USD	TD Securities	03/14/2018	—	(269,092)
Total				2,733,640	(2,574,693)

Long futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
Euro-BTP	717	06/2018	EUR	98,150,532	16,181	—
U.S. Treasury 10-Year Note	292	06/2018	USD	35,203,164	—	(37,559)
U.S. Treasury 2-Year Note	488	06/2018	USD	104,264,113	—	(67,716)
U.S. Treasury 5-Year Note	2,149	06/2018	USD	244,958,278	—	(369,916)
Total					16,181	(475,191)

Short futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
Euro-Bobl	(2,487)	06/2018	EUR	(326,256,622)	—	(216,789)
Euro-Bund	(592)	06/2018	EUR	(93,196,760)	—	(22,714)
Long Gilt	(640)	06/2018	GBP	(79,019,334)	—	(435,048)
U.S. Ultra Bond	(1,341)	06/2018	USD	(212,493,881)	—	(976,417)
Total					—	(1,650,968)

Call option contracts purchased
Description	Counterparty	Trading currency	Notional amount	Number of contracts	Exercise price/Rate	Expiration date	Cost ($)	Value ($)
10-Year OTC interest rate swap with Citi to receive exercise rate and pay 3-Month USD LIBOR BBA	Citi	USD	96,000,000	96,000,000	2.15	08/2018	1,910,400	109,968

Put option contracts purchased
Description	Counterparty	Trading currency	Notional amount	Number of contracts	Exercise price/Rate	Expiration date	Cost ($)	Value ($)
10-Year OTC interest rate swap with Citi to receive 3-Month USD LIBOR BBA and pay exercise rate	Citi	USD	96,000,000	96,000,000	2.40	08/2018	1,872,000	4,742,045
10-Year OTC interest rate swap with Citi to receive 3-Month USD LIBOR BBA and pay exercise rate	Citi	USD	300,000,000	300,000,000	2.85	01/2021	8,625,000	14,152,620
Total							10,497,000	18,894,665

The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Strategic Income Fund | Semiannual Report 2018	39

Portfolio of Investments  (continued)
February 28, 2018 (Unaudited)
Put option contracts written
Description	Counterparty	Trading currency	Notional amount	Number of contracts	Exercise price/Rate	Expiration date	Premium received ($)	Value ($)
10-Year OTC interest rate swap with Citi to receive exercise rate and pay 3-Month USD LIBOR BBA	Citi	USD	(356,000,000)	(356,000,000)	3.00	05/2018	(2,492,000)	(2,396,271)

Cleared interest rate swap contracts
Fund receives	Fund pays	Payment frequency	Counterparty	Maturity date	Notional currency	Notional amount	Value ($)	Upfront payments ($)	Upfront receipts ($)	Unrealized appreciation ($)	Unrealized depreciation ($)
Fixed rate of 2.740%	3-Month USD LIBOR	Receives Semi annually, Pays Quarterly	Morgan Stanley	02/16/2023	USD	337,700,000	(228,999)	—	—	—	(228,999)
3-Month USD LIBOR	Fixed rate of 2.090%	Receives Quarterly, Pays Semi annually	Morgan Stanley	02/11/2025	USD	183,000,000	8,572,169	—	—	8,572,169	—
Fixed rate of 6.230%	28-Day MXN TIIE-Banxico	Receives Monthly, Pays Monthly	Morgan Stanley	01/09/2026	MXN	580,000,000	(2,984,783)	—	—	—	(2,984,783)
Fixed rate of 5.985%	28-Day MXN TIIE-Banxico	Receives Monthly, Pays Monthly	Morgan Stanley	01/21/2026	MXN	211,000,000	(1,251,538)	—	—	—	(1,251,538)
3-Month USD LIBOR	Fixed rate of 1.783%	Receives Quarterly, Pays Semi annually	Morgan Stanley	02/04/2026	USD	19,000,000	1,468,514	—	—	1,468,514	—
Total							5,575,363	—	—	10,040,683	(4,465,320)

Cleared credit default swap contracts - buy protection
Reference entity	Counterparty	Maturity date	Pay fixed rate (%)	Payment frequency	Notional currency	Notional amount	Value ($)	Upfront payments ($)	Upfront receipts ($)	Unrealized appreciation ($)	Unrealized depreciation ($)
Markit CDX North America High Yield Index, Series 29	Morgan Stanley	12/20/2022	5.000	Quarterly	USD	242,300,000	(4,537,986)	—	—	—	(4,537,986)

Credit default swap contracts - sell protection
Reference entity	Counterparty	Maturity date	Receive fixed rate (%)	Payment frequency	Implied credit spread (%)*	Notional currency	Notional amount	Value ($)	Periodic payments receivable (payable) ($)	Upfront payments ($)	Upfront receipts ($)	Unrealized appreciation ($)	Unrealized depreciation ($)
Markit CMBX North America Index, Series 6 BBB-	Credit Suisse	05/11/2063	3.000	Monthly	7.195%	USD	5,000,000	(763,328)	1,667	—	(622,646)	—	(139,015)
Markit CMBX North America Index, Series 7 BBB-	Credit Suisse	01/17/2047	3.000	Monthly	5.719%	USD	10,000,000	(1,224,150)	3,333	—	(1,582,528)	361,711	—
Markit CMBX North America Index, Series 6 BBB-	Goldman Sachs International	05/11/2063	3.000	Monthly	7.195%	USD	7,250,000	(1,106,826)	2,417	—	(858,542)	—	(245,867)
Markit CMBX North America Index, Series 6 BBB-	Goldman Sachs International	05/11/2063	3.000	Monthly	7.195%	USD	5,750,000	(877,827)	1,917	—	(591,691)	—	(284,219)
Markit CMBX North America Index, Series 6 BBB-	Goldman Sachs International	05/11/2063	3.000	Monthly	7.195%	USD	5,750,000	(877,827)	1,917	—	(504,543)	—	(371,367)
Markit CMBX North America Index, Series 6 BBB-	Morgan Stanley	05/11/2063	3.000	Monthly	7.195%	USD	9,500,000	(1,450,323)	3,167	—	(1,352,554)	—	(94,602)
Markit CMBX North America Index, Series 6 BBB-	Morgan Stanley	05/11/2063	3.000	Monthly	7.195%	USD	5,500,000	(839,661)	1,833	—	(327,295)	—	(510,533)
Total									16,251	—	(5,839,799)	361,711	(1,645,603)
The accompanying Notes to Financial Statements are an integral part of this statement.
40	Columbia Strategic Income Fund | Semiannual Report 2018

Portfolio of Investments  (continued)
February 28, 2018 (Unaudited)
*	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
Notes to Portfolio of Investments
(a)	Represents privately placed and other securities and instruments exempt from SEC registration (collectively, private placements), such as Section 4(a)(2) and Rule 144A eligible securities, which are often sold only to qualified institutional buyers. The Fund may invest in private placements determined to be liquid as well as those determined to be illiquid. Private placements may be determined to be liquid under guidelines established by the Fund’s Board of Trustees. At February 28, 2018, the value of these securities amounted to $2,359,765,571, which represents 55.99% of net assets.
(b)	Variable rate security.
(c)	Valuation based on significant unobservable inputs.
(d)	Represents a security purchased on a when-issued basis.
(e)	Represents shares owned in the residual interest of an asset-backed securitization.
(f)	Represents fair value as determined in good faith under procedures approved by the Board of Trustees. At February 28, 2018, the value of these securities amounted to $114,853,640, which represents 2.73% of net assets.
(g)	Zero coupon bond.
(h)	Represents a variable rate security where the coupon rate adjusts periodically using the weighted average coupon of the underlying mortgages.
(i)	Non-income producing investment.
(j)	Principal amounts are denominated in United States Dollars unless otherwise noted.
(k)	Represents a variable rate security with a step coupon where the rate adjusts according to a schedule for a series of periods, typically lower for an initial period and then increasing to a higher coupon rate thereafter.
(l)	Principal and interest may not be guaranteed by the government.
(m)	Represents interest only securities which have the right to receive the monthly interest payments on an underlying pool of mortgage loans.
(n)	Senior loans have interest rates that float periodically based primarily on the London Interbank Offered Rate (“LIBOR”) and other short-term rates. The interest rate shown reflects the weighted average coupon as of February 28, 2018. The interest rate for senior loans purchased on a when-issued or delayed delivery basis will be determined upon settlement therefore no weighted average coupon rate is disclosed. Remaining maturities of senior loans may be less than the stated maturities shown as a result of contractual or optional prepayments by the borrower. Such prepayments cannot be predicted.
(o)	Represents a security purchased on a forward commitment basis.
(p)	Represents fractional shares.
(q)	Negligible market value.
(r)	The borrower filed for protection under Chapter 11 of the U.S. Federal Bankruptcy Code.
(s)	Represents securities that have defaulted on payment of interest. The Fund has stopped accruing interest on these securities. At February 28, 2018, the value of these securities amounted to $732,619, which represents 0.02% of net assets.
(t)	This security or a portion of this security has been pledged as collateral in connection with derivative contracts.
(u)	The rate shown is the seven-day current annualized yield at February 28, 2018.
(v)	As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended February 28, 2018 are as follows:

Issuer	Beginning shares	Shares purchased	Shares sold	Ending shares	Realized gain (loss) — affiliated issuers ($)	Net change in unrealized appreciation (depreciation) — affiliated issuers ($)	Dividends — affiliated issuers ($)	Value — affiliated issuers at end of period ($)
Columbia Short-Term Cash Fund, 1.544%
	237,155,963	914,081,657	(964,642,570)	186,595,050	(2,894)	(18,660)	1,380,882	186,576,390
Abbreviation Legend
CMO	Collateralized Mortgage Obligation
FGIC	Financial Guaranty Insurance Corporation
PIK	Payment In Kind
STRIPS	Separate Trading of Registered Interest and Principal Securities
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Strategic Income Fund | Semiannual Report 2018	41

Portfolio of Investments  (continued)
February 28, 2018 (Unaudited)
Currency Legend
AUD	Australian Dollar
BRL	Brazilian Real
COP	Colombian Peso
DOP	Dominican Republic Peso
EGP	Egyptian Pound
EUR	Euro
GBP	British Pound
JPY	Japanese Yen
MXN	Mexican Peso
NGN	Nigerian Naira
NOK	Norwegian Krone
PEN	Peruvian New Sol
RUB	Russian Ruble
SEK	Swedish Krona
USD	US Dollar
ZAR	South African Rand
Fair value measurements
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
¦	Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date. Valuation adjustments are not applied to Level 1 investments.
¦	Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
¦	Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Certain investments that have been measured at fair value using the net asset value (NAV) per share (or its equivalent) are not categorized in the fair value hierarchy. The fair value amounts presented in the table are intended to reconcile the fair value hierarchy to the amounts presented in the Portfolio of Investments. The Columbia Short-Term Cash Fund seeks to provide shareholders with maximum current income consistent with liquidity and stability of principal. Columbia Short-Term Cash Fund prices its shares with a floating NAV and no longer seeks to maintain a stable NAV.
Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.
Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.
The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.
The accompanying Notes to Financial Statements are an integral part of this statement.
42	Columbia Strategic Income Fund | Semiannual Report 2018

Portfolio of Investments  (continued)
February 28, 2018 (Unaudited)
Fair value measurements  (continued)
For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions. The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value. This data is also used to corroborate, when available, information received from approved pricing vendors and brokers. Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.
The following table is a summary of the inputs used to value the Fund’s investments at February 28, 2018:
	Level 1 quoted prices in active markets for identical assets ($)	Level 2 other significant observable inputs ($)	Level 3 significant unobservable inputs ($)	Investments measured at net asset value ($)	Total ($)
Investments
Asset-Backed Securities — Non-Agency	—	383,289,414	44,984,833	—	428,274,247
Commercial Mortgage-Backed Securities - Non-Agency	—	185,124,493	—	—	185,124,493
Common Stocks
Consumer Discretionary	200,556	52,881	—	—	253,437
Financials	—	—	381,360	—	381,360
Information Technology	563,687	—	—	—	563,687
Materials	411,885	107,909	—	—	519,794
Telecommunication Services	13,465	—	—	—	13,465
Utilities	415,479	33,360	489,456	—	938,295
Total Common Stocks	1,605,072	194,150	870,816	—	2,670,038
Corporate Bonds & Notes	—	1,588,629,078	6,242	—	1,588,635,320
Foreign Government Obligations	—	483,793,353	—	—	483,793,353
Inflation-Indexed Bonds	—	6,893,493	—	—	6,893,493
Residential Mortgage-Backed Securities - Agency	—	148,412,246	—	—	148,412,246
Residential Mortgage-Backed Securities - Non-Agency	—	656,175,639	130,757,749	—	786,933,388
Senior Loans	—	271,081,922	16,072,141	—	287,154,063
Treasury Bills	—	22,303,772	—	—	22,303,772
U.S. Treasury Obligations	89,431,852	—	—	—	89,431,852
Options Purchased Calls	—	109,968	—	—	109,968
Options Purchased Puts	—	18,894,665	—	—	18,894,665
Money Market Funds	—	—	—	186,576,390	186,576,390
Total Investments	91,036,924	3,764,902,193	192,691,781	186,576,390	4,235,207,288
Derivatives
Asset
Forward Foreign Currency Exchange Contracts	—	2,733,640	—	—	2,733,640
Futures Contracts	16,181	—	—	—	16,181
Swap Contracts	—	10,402,394	—	—	10,402,394
Liability
Forward Foreign Currency Exchange Contracts	—	(2,574,693)	—	—	(2,574,693)
Futures Contracts	(2,126,159)	—	—	—	(2,126,159)
Options Contracts Written	—	(2,396,271)	—	—	(2,396,271)
Swap Contracts	—	(10,648,909)	—	—	(10,648,909)
Total	88,926,946	3,762,418,354	192,691,781	186,576,390	4,230,613,471
See the Portfolio of Investments for all investment classifications not indicated in the table.
The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets.
Forward foreign currency exchange contracts, futures contracts and swap contracts are valued at unrealized appreciation (depreciation).
There were no transfers of financial assets between Levels 1 and 2 during the period.
Financial Assets were transferred from Level 2 to Level 3 due to utilizing a single market quotation from a broker dealer. As a result, as of period end, management determined to value the security(s) under consistently applied procedures established by and under the general supervision of the Board of Trustees.
Financial assets were transferred from Level 3 to Level 2 as observable market inputs were utilized and management determined that there was sufficient, reliable and observable market data to value these assets as of period end.
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Strategic Income Fund | Semiannual Report 2018	43

Portfolio of Investments  (continued)
February 28, 2018 (Unaudited)
Fair value measurements  (continued)
Transfers between levels are determined based on the fair value at the beginning of the period for security positions held throughout the period.
The following table is a reconciliation of Level 3 assets for which significant observable and unobservable inputs were used to determine fair value:
Investments in securities	Balance as of 08/31/2017 ($)	Increase (decrease) in accrued discounts/ premiums ($)	Realized gain (loss) ($)	Change in unrealized appreciation (depreciation)(a) ($)	Purchases ($)	Sales ($)	Transfers into Level 3 ($)	Transfers out of Level 3 ($)	Balance as of 02/28/2018 ($)
Asset-Backed Securities — Non-Agency	73,787,675	-	17	(6,116,515)	11,725,000	(411,344)	-	(34,000,000)	44,984,833
Common Stocks	59,865	-	-	236,000	-	-	634,816	(59,865)	870,816
Corporate Bonds & Notes	617,688	230	(70,767)	75,448	97	(616,713)	259	-	6,242
Residential Mortgage-Backed Securities — Non-Agency	191,455,658	116,957	3,205	(11,470)	64,499,456	(51,445,225)	-	(73,860,832)	130,757,749
Senior Loans	12,758,563	28,548	2,463	62,214	833,446	(1,972,956)	7,219,493	(2,859,630)	16,072,141
Total	278,679,449	145,735	(65,082)	(5,754,323)	77,057,999	(54,446,238)	7,854,568	(110,780,327)	192,691,781
(a) Change in unrealized appreciation (depreciation) relating to securities held at February 28, 2018 was $(5,631,333), which is comprised of Asset-Backed Securities — Non-Agency of $(6,116,515), Common Stocks of $236,000, Corporate Bonds & Notes of $5,874, Residential Mortgage-Backed Securities — Non-Agency of $185,980 and Senior Loans of $57,328.
The Fund’s assets assigned to the Level 3 category are valued utilizing the valuation technique deemed the most appropriate in the circumstances. Certain corporate bonds, residential mortgage backed securities, asset backed securities and senior loans classified as Level 3 securities are valued using the market approach and utilize single market quotations from broker dealers which may have included, but were not limited to, observable transactions for identical or similar assets in the market and the distressed nature of the security. The appropriateness of fair values for these securities is monitored on an ongoing basis which may include results of back testing, manual price reviews and other control procedures. Significant increases (decreases) to any of these inputs would result in a significantly lower (higher) fair value measurement.
Certain common stock classified as Level 3 securities are valued using the market approach. To determine fair value for the securities, management considered various factors which may have included, but were not limited to, the closing prices of similar securities from the issuer and quoted bids from market participants.
The accompanying Notes to Financial Statements are an integral part of this statement.
44	Columbia Strategic Income Fund | Semiannual Report 2018

Statement of Assets and Liabilities
February 28, 2018 (Unaudited)
Assets
Investments in securities, at value
Unaffiliated issuers (cost $4,039,746,783)	$4,029,626,265
Affiliated issuers (cost $186,596,611)	186,576,390
Options purchased (cost $12,407,400)	19,004,633
Cash	6,228,716
Foreign currency (cost $165,026)	164,296
Cash collateral held at broker for:
Forward foreign currency exchange contracts	60,000
Swap contracts	6,999,000
TBA	202,200
Margin deposits on:
Futures contracts	11,287,952
Swap contracts	9,913,656
Unrealized appreciation on forward foreign currency exchange contracts	2,733,640
Unrealized appreciation on swap contracts	361,711
Receivable for:
Investments sold	199,430,196
Investments sold on a delayed delivery basis	949,745
Capital shares sold	11,511,095
Dividends	264,680
Interest	33,982,660
Foreign tax reclaims	191,257
Variation margin for futures contracts	671,844
Variation margin for swap contracts	841,850
Prepaid expenses	9,454
Trustees’ deferred compensation plan	257,963
Other assets	50,229
Total assets	4,521,319,432
Liabilities
Option contracts written, at value (premiums received $2,492,000)	2,396,271
Unrealized depreciation on forward foreign currency exchange contracts	2,574,693
Unrealized depreciation on swap contracts	1,645,603
Upfront receipts on swap contracts	5,839,799
Payable for:
Investments purchased	195,821,052
Investments purchased on a delayed delivery basis	86,596,102
Capital shares purchased	7,281,254
Variation margin for futures contracts	2,883,494
Variation margin for swap contracts	466,533
Interest on forward sale commitments	204,167
Management services fees	64,754
Distribution and/or service fees	17,187
Transfer agent fees	321,048
Plan administration fees	17
Compensation of board members	63,018
Compensation of chief compliance officer	220
Other expenses	133,346
Trustees’ deferred compensation plan	257,963
Total liabilities	306,566,521
Net assets applicable to outstanding capital stock	$4,214,752,911
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Strategic Income Fund | Semiannual Report 2018	45

Statement of Assets and Liabilities  (continued)
February 28, 2018 (Unaudited)
Represented by
Paid in capital	$4,193,099,797
Undistributed net investment income	20,578,419
Accumulated net realized gain	6,290,578
Unrealized appreciation (depreciation) on:
Investments - unaffiliated issuers	(10,120,518)
Investments - affiliated issuers	(20,221)
Foreign currency translations	429,440
Forward foreign currency exchange contracts	158,947
Futures contracts	(2,109,978)
Options purchased	6,597,233
Options contracts written	95,729
Swap contracts	(246,515)
Total - representing net assets applicable to outstanding capital stock	$4,214,752,911
Class A
Net assets	$1,108,475,784
Shares outstanding	185,337,846
Net asset value per share	$5.98
Maximum offering price per share(a)	$6.28
Advisor Class(b)
Net assets	$127,611,353
Shares outstanding	21,708,474
Net asset value per share	$5.88
Class C
Net assets	$346,435,280
Shares outstanding	57,916,524
Net asset value per share	$5.98
Institutional Class(c)
Net assets	$2,242,210,772
Shares outstanding	381,062,802
Net asset value per share	$5.88
Institutional 2 Class(d)
Net assets	$230,693,176
Shares outstanding	39,185,096
Net asset value per share	$5.89
Institutional 3 Class(e)
Net assets	$151,998,899
Shares outstanding	25,903,182
Net asset value per share	$5.87
Class K
Net assets	$86,466
Shares outstanding	14,708
Net asset value per share	$5.88
Class R
Net assets	$7,231,320
Shares outstanding	1,201,088
Net asset value per share	$6.02
Class T
Net assets	$9,861
Shares outstanding	1,650
Net asset value per share	$5.98
Maximum offering price per share(f)	$6.13

The accompanying Notes to Financial Statements are an integral part of this statement.
46	Columbia Strategic Income Fund | Semiannual Report 2018

Statement of Assets and Liabilities  (continued)
February 28, 2018 (Unaudited)
(a)	The maximum offering price per share is calculated by dividing the net asset value per share by 1.0 minus the maximum sales charge of 4.75% for Class A shares.
(b)	Prior to November 1, 2017, Advisor Class shares were known as Class R4 shares.
(c)	Prior to November 1, 2017, Institutional Class shares were known as Class Z shares.
(d)	Prior to November 1, 2017, Institutional 2 Class shares were known as Class R5 shares.
(e)	Prior to November 1, 2017, Institutional 3 Class shares were known as Class Y shares.
(f)	The maximum offering price per share is calculated by dividing the net asset value per share by 1.0 minus the maximum sales charge of 2.50% per transaction for Class T shares.
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Strategic Income Fund | Semiannual Report 2018	47

Statement of Operations
Six Months Ended February 28, 2018 (Unaudited)
Net investment income
Income:
Dividends — unaffiliated issuers	$7,847,692
Dividends — affiliated issuers	1,380,882
Interest	85,455,556
Foreign taxes withheld	(117,814)
Total income	94,566,316
Expenses:
Management services fees	11,006,317
Distribution and/or service fees
Class A	1,374,780
Class C	1,706,449
Class R	17,122
Class T	13
Transfer agent fees
Class A	524,064
Advisor Class(a)	52,524
Class C	162,594
Institutional Class(b)	964,349
Institutional 2 Class(c)	46,334
Institutional 3 Class(d)	2,050
Class K	22
Class R	3,261
Class T	4
Plan administration fees
Class K	107
Compensation of board members	43,416
Custodian fees	87,859
Printing and postage fees	119,348
Registration fees	178,995
Audit fees	27,672
Legal fees	45,130
Compensation of chief compliance officer	741
Other	66,116
Total expenses	16,429,267
Fees waived by transfer agent
Institutional 2 Class(c)	(1,884)
Institutional 3 Class(d)	(2,050)
Class K	(1)
Total net expenses	16,425,332
Net investment income	78,140,984
The accompanying Notes to Financial Statements are an integral part of this statement.
48	Columbia Strategic Income Fund | Semiannual Report 2018

Statement of Operations  (continued)
Six Months Ended February 28, 2018 (Unaudited)
Realized and unrealized gain (loss) — net
Net realized gain (loss) on:
Investments — unaffiliated issuers	$18,952,508
Investments — affiliated issuers	(2,894)
Foreign currency translations	(71,771)
Forward foreign currency exchange contracts	(1,913,535)
Futures contracts	15,105,641
Options purchased	1,515,000
Swap contracts	(7,739,444)
Net realized gain	25,845,505
Net change in unrealized appreciation (depreciation) on:
Investments — unaffiliated issuers	(84,837,573)
Investments — affiliated issuers	(18,660)
Foreign currency translations	78,546
Forward foreign currency exchange contracts	271,612
Futures contracts	1,492,653
Options purchased	7,449,242
Options contracts written	95,729
Swap contracts	7,970,025
Net change in unrealized appreciation (depreciation)	(67,498,426)
Net realized and unrealized loss	(41,652,921)
Net increase in net assets resulting from operations	$36,488,063

(a)	Prior to November 1, 2017, Advisor Class shares were known as Class R4 shares.
(b)	Prior to November 1, 2017, Institutional Class shares were known as Class Z shares.
(c)	Prior to November 1, 2017, Institutional 2 Class shares were known as Class R5 shares.
(d)	Prior to November 1, 2017, Institutional 3 Class shares were known as Class Y shares.
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Strategic Income Fund | Semiannual Report 2018	49

Statement of Changes in Net Assets
	Six Months Ended February 28, 2018 (Unaudited)	Year Ended August 31, 2017 (a)	Year Ended October 31, 2016
Operations
Net investment income	$78,140,984	$113,851,078	$101,325,009
Net realized gain (loss)	25,845,505	12,041,423	(29,148,571)
Net change in unrealized appreciation (depreciation)	(67,498,426)	17,552,054	105,145,354
Net increase in net assets resulting from operations	36,488,063	143,444,555	177,321,792
Distributions to shareholders
Net investment income
Class A	(19,133,593)	(32,253,534)	(52,011,573)
Advisor Class(b)	(2,107,995)	(1,784,601)	(1,079,659)
Class B(c)	—	(44,993)	(176,258)
Class C	(4,684,821)	(5,585,037)	(6,559,934)
Institutional Class(d)	(38,640,096)	(35,240,382)	(24,493,759)
Institutional 2 Class(e)	(3,528,510)	(3,380,935)	(2,035,362)
Institutional 3 Class(f)	(2,790,181)	(568,568)	(429,162)
Class K	(1,541)	(2,031)	(3,006)
Class R	(110,351)	(125,666)	(113,353)
Class T	(173)	(231)	(314)
Net realized gains
Class A	(10,886,907)	—	—
Advisor Class(b)	(1,096,130)	—	—
Class C	(3,422,323)	—	—
Institutional Class(d)	(20,637,145)	—	—
Institutional 2 Class(e)	(1,834,492)	—	—
Institutional 3 Class(f)	(1,513,560)	—	—
Class K	(868)	—	—
Class R	(67,029)	—	—
Class T	(99)	—	—
Total distributions to shareholders	(110,455,814)	(78,985,978)	(86,902,380)
Increase in net assets from capital stock activity	610,107,002	439,268,981	775,776,495
Total increase in net assets	536,139,251	503,727,558	866,195,907
Net assets at beginning of period	3,678,613,660	3,174,886,102	2,308,690,195
Net assets at end of period	$4,214,752,911	$3,678,613,660	$3,174,886,102
Undistributed net investment income	$20,578,419	$13,434,696	$1,044,653

(a)	For the period from November 1, 2016 to August 31, 2017. During the period, the Fund’s fiscal year end was changed from October 31 to August 31.
(b)	Prior to November 1, 2017, Advisor Class shares were known as Class R4 shares.
(c)	Effective July 17, 2017, Class B shares were automatically converted to Class A shares.
(d)	Prior to November 1, 2017, Institutional Class shares were known as Class Z shares.
(e)	Prior to November 1, 2017, Institutional 2 Class shares were known as Class R5 shares.
(f)	Prior to November 1, 2017, Institutional 3 Class shares were known as Class Y shares.
The accompanying Notes to Financial Statements are an integral part of this statement.
50	Columbia Strategic Income Fund | Semiannual Report 2018

Statement of Changes in Net Assets   (continued)
	Six Months Ended		Year Ended		Year Ended
	February 28, 2018 (Unaudited)		August 31, 2017 (a)		October 31, 2016
	Shares	Dollars ($)	Shares	Dollars ($)	Shares	Dollars ($)
Capital stock activity
Class A(b)
Subscriptions (c)	25,280,345	153,433,105	65,505,955	391,489,911	116,785,483	675,723,346
Distributions reinvested	4,610,622	27,847,762	5,073,556	30,238,572	8,440,437	48,688,323
Redemptions	(25,319,858)	(153,687,027)	(186,149,836)	(1,106,962,799)	(81,299,032)	(469,359,257)
Net increase (decrease)	4,571,109	27,593,840	(115,570,325)	(685,234,316)	43,926,888	255,052,412
Advisor Class(d)
Subscriptions	8,855,304	52,748,270	10,344,320	61,170,118	8,100,635	46,580,937
Distributions reinvested	539,758	3,203,016	302,635	1,783,215	188,910	1,079,316
Redemptions	(4,373,122)	(26,123,264)	(3,057,053)	(17,968,120)	(2,462,481)	(14,059,309)
Net increase	5,021,940	29,828,022	7,589,902	44,985,213	5,827,064	33,600,944
Class B(b)
Subscriptions	—	—	14,935	89,225	70,969	409,109
Distributions reinvested	—	—	6,156	36,484	23,834	136,589
Redemptions (c)	—	—	(847,190)	(5,076,450)	(826,574)	(4,769,547)
Net decrease	—	—	(826,099)	(4,950,741)	(731,771)	(4,223,849)
Class C
Subscriptions	9,132,612	55,463,851	14,114,450	84,502,366	22,508,267	130,730,626
Distributions reinvested	1,250,216	7,548,921	838,077	5,007,074	958,696	5,531,198
Redemptions	(7,452,446)	(45,194,441)	(12,920,506)	(77,450,379)	(8,471,609)	(49,119,840)
Net increase	2,930,382	17,818,331	2,032,021	12,059,061	14,995,354	87,141,984
Institutional Class(e)
Subscriptions	123,541,449	737,137,362	253,036,382	1,487,603,132	118,272,882	675,059,092
Distributions reinvested	8,918,066	52,977,537	4,957,658	29,267,700	2,860,008	16,316,983
Redemptions	(65,325,359)	(389,846,131)	(98,930,646)	(583,649,834)	(67,032,087)	(377,844,889)
Net increase	67,134,156	400,268,768	159,063,394	933,220,998	54,100,803	313,531,186
Institutional 2 Class(f)
Subscriptions	16,381,279	97,560,570	14,271,742	84,108,174	17,074,109	97,770,835
Distributions reinvested	902,030	5,359,478	573,232	3,378,777	352,567	2,029,968
Redemptions	(4,011,385)	(23,924,762)	(6,471,882)	(38,071,185)	(2,029,791)	(11,675,518)
Net increase	13,271,924	78,995,286	8,373,092	49,415,766	15,396,885	88,125,285
Institutional 3 Class(g)
Subscriptions	15,501,619	92,496,971	15,316,189	91,323,531	1,311,521	7,448,398
Distributions reinvested	344,746	2,041,458	64,287	377,991	75,667	428,016
Redemptions	(6,702,319)	(39,850,339)	(434,951)	(2,565,657)	(1,454,095)	(8,338,628)
Net increase (decrease)	9,144,046	54,688,090	14,945,525	89,135,865	(66,907)	(462,214)
Class K
Distributions reinvested	359	2,128	304	1,789	471	2,673
Redemptions	(3)	(20)	—	—	(12,999)	(73,447)
Net increase (decrease)	356	2,108	304	1,789	(12,528)	(70,774)
Class R
Subscriptions	336,478	2,050,781	679,723	4,098,076	657,958	3,849,456
Distributions reinvested	22,479	136,625	15,120	90,990	13,642	79,332
Redemptions	(209,270)	(1,274,849)	(589,584)	(3,553,720)	(144,203)	(847,267)
Net increase	149,687	912,557	105,259	635,346	527,397	3,081,521
Total net increase	102,223,600	610,107,002	75,713,073	439,268,981	133,963,185	775,776,495

The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Strategic Income Fund | Semiannual Report 2018	51

Statement of Changes in Net Assets   (continued)
(a)	For the period from November 1, 2016 to August 31, 2017. During the period, the Fund’s fiscal year end was changed from October 31 to August 31.
(b)	Effective July 17, 2017, Class B shares were automatically converted to Class A shares.
(c)	Includes conversions of Class B shares to Class A shares, if any.
(d)	Prior to November 1, 2017, Advisor Class shares were known as Class R4 shares.
(e)	Prior to November 1, 2017, Institutional Class shares were known as Class Z shares.
(f)	Prior to November 1, 2017, Institutional 2 Class shares were known as Class R5 shares.
(g)	Prior to November 1, 2017, Institutional 3 Class shares were known as Class Y shares.
The accompanying Notes to Financial Statements are an integral part of this statement.
52	Columbia Strategic Income Fund | Semiannual Report 2018

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Columbia Strategic Income Fund | Semiannual Report 2018	53

Financial Highlights
The following table is intended to help you understand the Fund’s financial performance. Certain information reflects financial results for a single share of a class held for the periods shown. Per share net investment income (loss) amounts are calculated based on average shares outstanding during the period. Total return assumes reinvestment of all dividends and distributions, if any. Total return does not reflect payment of sales charges, if any. Total return and portfolio turnover are not annualized for periods of less than one year. The portfolio turnover rate is calculated without regard to purchase and sales transactions of short-term instruments and certain derivatives, if any. If such transactions were included, the Fund’s portfolio turnover rate may be higher.
Year ended (except as noted)	Net asset value, beginning of period	Net investment income	Net realized and unrealized gain (loss)	Total from investment operations	Distributions from net investment income	Distributions from net realized gains
Class A
02/28/2018 (c)	$6.09	0.12	(0.06)	0.06	(0.11)	(0.06)
08/31/2017 (e)	$5.97	0.20	0.06	0.26	(0.14)	—
10/31/2016	$5.79	0.22	0.15	0.37	(0.19)	—
10/31/2015	$6.13	0.23	(0.22)	0.01	(0.25)	(0.10)
10/31/2014	$6.27	0.25	0.03	0.28	(0.25)	(0.17)
10/31/2013	$6.41	0.26	(0.13)	0.13	(0.25)	(0.02)
10/31/2012 (h)	$6.11	0.11	0.30	0.41	(0.11)	—
05/31/2012	$6.16	0.30	(0.04)	0.26	(0.31)	—
Advisor Class(i)
02/28/2018 (c)	$5.99	0.12	(0.06)	0.06	(0.11)	(0.06)
08/31/2017 (e)	$5.88	0.21	0.05	0.26	(0.15)	—
10/31/2016	$5.70	0.23	0.16	0.39	(0.21)	—
10/31/2015	$6.04	0.24	(0.21)	0.03	(0.27)	(0.10)
10/31/2014	$6.18	0.26	0.03	0.29	(0.26)	(0.17)
10/31/2013 (j)	$6.34	0.27	(0.15)	0.12	(0.26)	(0.02)
Class C
02/28/2018 (c)	$6.09	0.09	(0.06)	0.03	(0.08)	(0.06)
08/31/2017 (e)	$5.97	0.17	0.05	0.22	(0.10)	—
10/31/2016	$5.79	0.18	0.15	0.33	(0.15)	—
10/31/2015	$6.13	0.19	(0.22)	(0.03)	(0.21)	(0.10)
10/31/2014	$6.27	0.22	0.02	0.24	(0.21)	(0.17)
10/31/2013	$6.41	0.22	(0.13)	0.09	(0.21)	(0.02)
10/31/2012 (h)	$6.11	0.09	0.30	0.39	(0.09)	—
05/31/2012	$6.17	0.26	(0.04)	0.22	(0.28)	—
Institutional Class(k)
02/28/2018 (c)	$5.99	0.12	(0.06)	0.06	(0.11)	(0.06)
08/31/2017 (e)	$5.88	0.22	0.04	0.26	(0.15)	—
10/31/2016	$5.70	0.23	0.16	0.39	(0.21)	—
10/31/2015	$6.04	0.24	(0.21)	0.03	(0.27)	(0.10)
10/31/2014	$6.18	0.27	0.02	0.29	(0.26)	(0.17)
10/31/2013	$6.33	0.27	(0.14)	0.13	(0.26)	(0.02)
10/31/2012 (h)	$6.04	0.11	0.29	0.40	(0.11)	—
05/31/2012	$6.09	0.31	(0.03)	0.28	(0.33)	—
The accompanying Notes to Financial Statements are an integral part of this statement.
54	Columbia Strategic Income Fund | Semiannual Report 2018

Total distributions to shareholders	Net asset value, end of period	Total Return	Total gross expense ratio to average net assets(a)	Total net expense ratio to average net assets(a),(b)	Net investment income ratio to average net assets	Portfolio turnover	Net assets, end of period (000’s)

(0.17)	$5.98	0.90%	0.94% (d)	0.94% (d)	3.90% (d)	96%	$1,108,476
(0.14)	$6.09	4.42%	0.95% (d),(f)	0.95% (d),(f),(g)	4.00% (d)	110%	$1,100,585
(0.19)	$5.97	6.57%	1.03%	1.02% (g)	3.81%	168%	$1,770,085
(0.35)	$5.79	0.25%	1.06%	1.03% (g)	3.94%	169%	$1,461,248
(0.42)	$6.13	4.64%	1.04%	1.04% (g)	4.14%	124%	$1,313,683
(0.27)	$6.27	2.01%	1.03%	1.03% (g)	4.10%	113%	$1,303,812
(0.11)	$6.41	6.72%	1.02% (d)	1.02% (d),(g)	4.11% (d)	48%	$1,492,620
(0.31)	$6.11	4.44%	1.03%	1.02% (g)	4.89%	83%	$1,365,605

(0.17)	$5.88	1.04%	0.69% (d)	0.69% (d)	4.17% (d)	96%	$127,611
(0.15)	$5.99	4.53%	0.71% (d),(f)	0.71% (d),(f),(g)	4.38% (d)	110%	$99,896
(0.21)	$5.88	6.95%	0.77%	0.77% (g)	4.02%	168%	$53,447
(0.37)	$5.70	0.52%	0.82%	0.78% (g)	4.20%	169%	$18,630
(0.43)	$6.04	4.98%	0.79%	0.79% (g)	4.36%	124%	$5,683
(0.28)	$6.18	1.97%	0.80% (d)	0.79% (d),(g)	4.54% (d)	113%	$3,389

(0.14)	$5.98	0.53%	1.69% (d)	1.69% (d)	3.15% (d)	96%	$346,435
(0.10)	$6.09	3.78%	1.71% (d),(f)	1.71% (d),(f),(g)	3.33% (d)	110%	$334,829
(0.15)	$5.97	5.78%	1.78%	1.77% (g)	3.05%	168%	$316,346
(0.31)	$5.79	(0.49%)	1.81%	1.78% (g)	3.19%	169%	$219,782
(0.38)	$6.13	4.00%	1.79%	1.66% (g)	3.52%	124%	$186,746
(0.23)	$6.27	1.40%	1.78%	1.63% (g)	3.50%	113%	$221,063
(0.09)	$6.41	6.45%	1.77% (d)	1.62% (d),(g)	3.51% (d)	48%	$263,736
(0.28)	$6.11	3.64%	1.78%	1.62% (g)	4.28%	83%	$234,351

(0.17)	$5.88	1.04%	0.69% (d)	0.69% (d)	4.16% (d)	96%	$2,242,211
(0.15)	$5.99	4.53%	0.71% (d),(f)	0.71% (d),(f),(g)	4.42% (d)	110%	$1,881,221
(0.21)	$5.88	6.95%	0.78%	0.77% (g)	4.05%	168%	$910,452
(0.37)	$5.70	0.51%	0.81%	0.78% (g)	4.19%	169%	$574,482
(0.43)	$6.04	4.97%	0.79%	0.79% (g)	4.39%	124%	$663,669
(0.28)	$6.18	2.13%	0.78%	0.78% (g)	4.34%	113%	$755,920
(0.11)	$6.33	6.74%	0.77% (d)	0.77% (d),(g)	4.37% (d)	48%	$985,278
(0.33)	$6.04	4.75%	0.78%	0.77% (g)	5.13%	83%	$812,836
Columbia Strategic Income Fund | Semiannual Report 2018	55

Financial Highlights  (continued)
Year ended (except as noted)	Net asset value, beginning of period	Net investment income	Net realized and unrealized gain (loss)	Total from investment operations	Distributions from net investment income	Distributions from net realized gains
Institutional 2 Class(l)
02/28/2018 (c)	$6.00	0.12	(0.06)	0.06	(0.11)	(0.06)
08/31/2017 (e)	$5.88	0.22	0.06	0.28	(0.16)	—
10/31/2016	$5.71	0.24	0.14	0.38	(0.21)	—
10/31/2015	$6.04	0.25	(0.21)	0.04	(0.27)	(0.10)
10/31/2014	$6.19	0.27	0.02	0.29	(0.27)	(0.17)
10/31/2013	$6.33	0.29	(0.14)	0.15	(0.27)	(0.02)
10/31/2012 (h)	$6.04	0.12	0.29	0.41	(0.12)	—
05/31/2012	$6.09	0.32	(0.03)	0.29	(0.34)	—
Institutional 3 Class(m)
02/28/2018 (c)	$5.98	0.13	(0.06)	0.07	(0.12)	(0.06)
08/31/2017 (e)	$5.87	0.22	0.05	0.27	(0.16)	—
10/31/2016	$5.69	0.24	0.15	0.39	(0.21)	—
10/31/2015	$6.03	0.25	(0.21)	0.04	(0.28)	(0.10)
10/31/2014	$6.17	0.27	0.03	0.30	(0.27)	(0.17)
10/31/2013 (n)	$6.18	0.11	(0.02)	0.09	(0.10)	—
Class K
02/28/2018 (c)	$5.99	0.12	(0.06)	0.06	(0.11)	(0.06)
08/31/2017 (e)	$5.88	0.20	0.05	0.25	(0.14)	—
10/31/2016	$5.70	0.22	0.16	0.38	(0.20)	—
10/31/2015	$6.04	0.24	(0.22)	0.02	(0.26)	(0.10)
10/31/2014	$6.18	0.26	0.02	0.28	(0.25)	(0.17)
10/31/2013	$6.33	0.26	(0.14)	0.12	(0.25)	(0.02)
10/31/2012 (h)	$6.04	0.11	0.29	0.40	(0.11)	—
05/31/2012	$6.09	0.30	(0.03)	0.27	(0.32)	—
Class R
02/28/2018 (c)	$6.13	0.11	(0.06)	0.05	(0.10)	(0.06)
08/31/2017 (e)	$6.01	0.19	0.06	0.25	(0.13)	—
10/31/2016	$5.82	0.21	0.16	0.37	(0.18)	—
10/31/2015	$6.16	0.22	(0.22)	0.00 (o)	(0.24)	(0.10)
10/31/2014	$6.30	0.24	0.02	0.26	(0.23)	(0.17)
10/31/2013	$6.44	0.25	(0.14)	0.11	(0.23)	(0.02)
10/31/2012 (h)	$6.14	0.10	0.30	0.40	(0.10)	—
05/31/2012	$6.19	0.27	(0.02)	0.25	(0.30)	—
The accompanying Notes to Financial Statements are an integral part of this statement.
56	Columbia Strategic Income Fund | Semiannual Report 2018

Total distributions to shareholders	Net asset value, end of period	Total Return	Total gross expense ratio to average net assets(a)	Total net expense ratio to average net assets(a),(b)	Net investment income ratio to average net assets	Portfolio turnover	Net assets, end of period (000’s)

(0.17)	$5.89	1.07%	0.65% (d)	0.64% (d)	4.23% (d)	96%	$230,693
(0.16)	$6.00	4.77%	0.66% (d),(f)	0.65% (d),(f)	4.41% (d)	110%	$155,372
(0.21)	$5.88	6.87%	0.67%	0.67%	4.11%	168%	$103,204
(0.37)	$5.71	0.80%	0.68%	0.68%	4.32%	169%	$12,231
(0.44)	$6.04	4.92%	0.67%	0.67%	4.47%	124%	$4,193
(0.29)	$6.19	2.39%	0.69%	0.69%	4.73%	113%	$1,563
(0.12)	$6.33	6.79%	0.66% (d)	0.66% (d),(g)	4.50% (d)	48%	$8
(0.34)	$6.04	4.86%	0.65%	0.65% (g)	5.26%	83%	$277

(0.18)	$5.87	1.09%	0.60% (d)	0.59% (d)	4.27% (d)	96%	$151,999
(0.16)	$5.98	4.65%	0.64% (d),(f)	0.63% (d),(f)	4.75% (d)	110%	$100,173
(0.21)	$5.87	7.13%	0.62%	0.62%	4.24%	168%	$10,642
(0.38)	$5.69	0.68%	0.64%	0.64%	4.35%	169%	$10,704
(0.44)	$6.03	5.15%	0.63%	0.63%	4.50%	124%	$1,582
(0.10)	$6.17	1.57%	0.64% (d)	0.64% (d)	4.94% (d)	113%	$19

(0.17)	$5.88	0.94%	0.89% (d)	0.89% (d)	3.95% (d)	96%	$86
(0.14)	$5.99	4.38%	0.90% (d),(f)	0.90% (d),(f)	4.14% (d)	110%	$86
(0.20)	$5.88	6.81%	0.91%	0.91%	3.90%	168%	$83
(0.36)	$5.70	0.37%	0.92%	0.92%	4.05%	169%	$152
(0.42)	$6.04	4.83%	0.92%	0.92%	4.27%	124%	$156
(0.27)	$6.18	1.99%	0.91%	0.91%	4.22%	113%	$172
(0.11)	$6.33	6.68%	0.91% (d)	0.91% (d),(g)	4.22% (d)	48%	$182
(0.32)	$6.04	4.59%	0.90%	0.90% (g)	5.00%	83%	$219

(0.16)	$6.02	0.77%	1.19% (d)	1.19% (d)	3.66% (d)	96%	$7,231
(0.13)	$6.13	4.18%	1.21% (d),(f)	1.21% (d),(f),(g)	3.83% (d)	110%	$6,443
(0.18)	$6.01	6.45%	1.28%	1.27% (g)	3.54%	168%	$5,687
(0.34)	$5.82	0.00% (o)	1.31%	1.28% (g)	3.69%	169%	$2,439
(0.40)	$6.16	4.35%	1.29%	1.29% (g)	3.88%	124%	$1,629
(0.25)	$6.30	1.74%	1.29%	1.29% (g)	3.92%	113%	$1,220
(0.10)	$6.44	6.58%	1.27% (d)	1.27% (d),(g)	3.82% (d)	48%	$218
(0.30)	$6.14	4.20%	1.29%	1.27% (g)	4.44%	83%	$71
Columbia Strategic Income Fund | Semiannual Report 2018	57

Financial Highlights  (continued)
Year ended (except as noted)	Net asset value, beginning of period	Net investment income	Net realized and unrealized gain (loss)	Total from investment operations	Distributions from net investment income	Distributions from net realized gains
Class T
02/28/2018 (c)	$6.08	0.12	(0.06)	0.06	(0.10)	(0.06)
08/31/2017 (e)	$5.97	0.20	0.05	0.25	(0.14)	—
10/31/2016	$5.78	0.22	0.16	0.38	(0.19)	—
10/31/2015	$6.12	0.23	(0.22)	0.01	(0.25)	(0.10)
10/31/2014	$6.26	0.25	0.03	0.28	(0.25)	(0.17)
10/31/2013	$6.41	0.27	(0.15)	0.12	(0.25)	(0.02)
10/31/2012 (h)	$6.10	0.11	0.31	0.42	(0.11)	—
05/31/2012	$6.16	0.30	(0.04)	0.26	(0.32)	—

Notes to Financial Highlights
(a)	In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund’s reported expense ratios.
(b)	Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.
(c)	For the six months ended February 28, 2018 (unaudited).
(d)	Annualized.
(e)	For the period from November 1, 2016 to August 31, 2017. During the period, the Fund’s fiscal year end was changed from October 31 to August 31.
(f)	Expenses have been reduced due to a reimbursement of expenses overbilled by a third party. If the reimbursement had been excluded, the expense ratios would have been higher by the percentages shown for each class in the table below. All fee waivers and expense reimbursements by the Investment Manager and its affiliates were applied before giving effect to this third party reimbursement.

Year ended	Class A	Advisor Class	Class C	Institutional Class	Institutional 2 Class	Institutional 3 Class	Class K	Class R	Class T
08/31/2017	0.01%	0.01%	0.01%	0.01%	0.01%	0.01%	0.01%	0.01%	0.01%

(g)	The benefits derived from expense reductions had an impact of less than 0.01%.
(h)	For the period from June 1, 2012 to October 31, 2012. During the period, the Fund’s fiscal year end was changed from May 31 to October 31.
(i)	Prior to November 1, 2017, Advisor Class shares were known as Class R4 shares.
(j)	Advisor Class shares commenced operations on November 8, 2012. Per share data and total return reflect activity from that date.
(k)	Prior to November 1, 2017, Institutional Class shares were known as Class Z shares.
(l)	Prior to November 1, 2017, Institutional 2 Class shares were known as Class R5 shares.
(m)	Prior to November 1, 2017, Institutional 3 Class shares were known as Class Y shares.
(n)	Institutional 3 Class shares commenced operations on June 13, 2013. Per share data and total return reflect activity from that date.
(o)	Rounds to zero.
The accompanying Notes to Financial Statements are an integral part of this statement.
58	Columbia Strategic Income Fund | Semiannual Report 2018

Total distributions to shareholders	Net asset value, end of period	Total Return	Total gross expense ratio to average net assets(a)	Total net expense ratio to average net assets(a),(b)	Net investment income ratio to average net assets	Portfolio turnover	Net assets, end of period (000’s)

(0.16)	$5.98	1.07%	0.94% (d)	0.94% (d)	3.90% (d)	96%	$10
(0.14)	$6.08	4.26%	0.95% (d),(f)	0.95% (d),(f),(g)	4.09% (d)	110%	$10
(0.19)	$5.97	6.76%	1.04%	1.03% (g)	3.81%	168%	$10
(0.35)	$5.78	0.25%	1.07%	1.03% (g)	3.94%	169%	$10
(0.42)	$6.12	4.67%	1.04%	1.04% (g)	4.08%	124%	$10
(0.27)	$6.26	1.91%	0.97%	0.97% (g)	4.21%	113%	$3
(0.11)	$6.41	6.90%	1.00% (d)	1.00% (d),(g)	4.19% (d)	48%	$3
(0.32)	$6.10	4.34%	1.03%	1.02% (g)	4.89%	83%	$2
Columbia Strategic Income Fund | Semiannual Report 2018	59

Notes to Financial Statements
February 28, 2018 (Unaudited)
Note 1. Organization
Columbia Strategic Income Fund (the Fund), a series of Columbia Funds Series Trust I (the Trust), is a diversified fund. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.
Fund shares
The Trust may issue an unlimited number of shares (without par value). Although all share classes generally have identical voting, dividend and liquidation rights, each share class votes separately when required by the Trust’s organizational documents or by law. Different share classes pay different distribution amounts to the extent the expenses of such share classes differ, and distributions in liquidation will be proportional to the net asset value of each share class. Each share class has its own expense and sales charge structure. The Fund offers each of the share classes identified below.
Class A shares are subject to a maximum front-end sales charge of 4.75% based on the initial investment amount. Class A shares purchased without an initial sales charge in accounts aggregating $1 million to $50 million at the time of purchase are subject to a contingent deferred sales charge (CDSC) if the shares are sold within 18 months after purchase, charged as follows: 1.00% CDSC if redeemed within 12 months after purchase, and 0.50% CDSC if redeemed more than 12, but less than 18, months after purchase.
Advisor Class shares are not subject to sales charges and are generally available only to omnibus retirement plans and certain investors as described in the Fund’s prospectus. Prior to November 1, 2017, Advisor Class shares were known as Class R4 shares.
Class C shares are subject to a 1.00% CDSC on shares redeemed within 12 months after purchase.
Institutional Class shares are not subject to sales charges and are generally available only to eligible investors, which are subject to different investment minimums as described in the Fund’s prospectus. Prior to November 1, 2017, Institutional Class shares were known as Class Z shares.
Institutional 2 Class shares are not subject to sales charges and are generally available only to investors purchasing through authorized investment professionals and omnibus retirement plans as described in the Fund’s prospectus. Prior to November 1, 2017, Institutional 2 Class shares were known as Class R5 shares.
Institutional 3 Class shares are not subject to sales charges and are available to institutional and certain other investors as described in the Fund’s prospectus. Prior to November 1, 2017, Institutional 3 Class shares were known as Class Y shares.
The Fund no longer accepts investments by existing investors in Class K shares. When available, Class K shares were not subject to sales charges and were made available only to existing investors in Class K shares. On March 9, 2018, Class K shares were redeemed or exchanged for Advisor Class shares of the Fund in a tax free transaction that had no impact on fees and expenses paid by the shareholders.
Class R shares are not subject to sales charges and are generally available only to certain retirement plans and other investors as described in the Fund’s prospectus.
Class T shares are subject to a maximum front-end sales charge of 2.50% per transaction and must be purchased through financial intermediaries that, by written agreement with Columbia Management Investment Distributors, Inc., are specifically authorized to sell Class T shares.
Note 2. Summary of significant accounting policies
Basis of preparation
The Fund is an investment company that applies the accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services - Investment Companies (ASC 946). The financial statements are prepared in accordance with U.S. generally accepted accounting principles (GAAP), which
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requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.
The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.
Security valuation
All equity securities are valued at the close of business of the New York Stock Exchange. Equity securities are valued at the last quoted sales price on the principal exchange or market on which they trade, except for securities traded on the NASDAQ Stock Market, which are valued at the NASDAQ official close price. Unlisted securities or listed securities for which there were no sales during the day are valued at the mean of the latest quoted bid and ask prices on such exchanges or markets.
Debt securities generally are valued by pricing services approved by the Board of Trustees based upon market transactions for normal, institutional-size trading units of similar securities. The services may use various pricing techniques that take into account, as applicable, factors such as yield, quality, coupon rate, maturity, type of issue, trading characteristics and other data, as well as approved independent broker-dealer quotes. Debt securities for which quotations are not readily available or not believed to be reflective of market value may also be valued based upon a bid quote from an approved independent broker-dealer. Debt securities maturing in 60 days or less are valued primarily at amortized cost value, unless this method results in a valuation that management believes does not approximate market value.
Asset- and mortgage-backed securities are generally valued by pricing services, which utilize pricing models that incorporate the securities’ cash flow and loan performance data. These models also take into account available market data, including trades, market quotations, and benchmark yield curves for identical or similar securities. Factors used to identify similar securities may include, but are not limited to, issuer, collateral type, vintage, prepayment speeds, collateral performance, credit ratings, credit enhancement and expected life. Asset-backed securities for which quotations are readily available may also be valued based upon an over-the-counter or exchange bid quote from an approved independent broker-dealer.
Senior loan securities for which reliable market quotations are readily available are generally valued by pricing services at the average of the bids received.
Foreign equity securities are valued based on the closing price on the foreign exchange in which such securities are primarily traded. If any foreign equity security closing prices are not readily available, the securities are valued at the mean of the latest quoted bid and ask prices on such exchanges or markets. Foreign currency exchange rates are generally determined at 4:00 p.m. Eastern (U.S.) time. Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange; therefore, the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the New York Stock Exchange. In those situations, foreign securities will be fair valued pursuant to a policy adopted by the Board of Trustees, including, if available, utilizing a third party pricing service to determine these fair values. The third party pricing service takes into account multiple factors, including, but not limited to, movements in the U.S. securities markets, certain depositary receipts, futures contracts and foreign exchange rates that have occurred subsequent to the close of the foreign exchange or market, to determine a good faith estimate that reasonably reflects the current market conditions as of the close of the New York Stock Exchange. The fair value of a security is likely to be different from the quoted or published price, if available.
Investments in open-end investment companies, including money market funds, are valued at their latest net asset value.
Forward foreign currency exchange contracts are marked-to-market based upon foreign currency exchange rates provided by a pricing service.
Futures and options on futures contracts are valued based upon the settlement price at the close of regular trading on their principal exchanges or, in the absence of transactions, at the mean of the latest quoted bid and ask prices.
Option contracts are valued at the mean of the latest quoted bid and ask prices on their primary exchanges. Option contracts, including over-the-counter option contracts, with no readily available market quotations are valued using quotes obtained from independent brokers as of the close of the New York Stock Exchange.
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Notes to Financial Statements  (continued)
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Swap transactions are valued through an independent pricing service or broker, or if neither is available, through an internal model based upon observable inputs.
Investments for which market quotations are not readily available, or that have quotations which management believes are not reflective of market value or reliable, are valued at fair value as determined in good faith under procedures approved by and under the general supervision of the Board of Trustees. If a security or class of securities (such as foreign securities) is valued at fair value, such value is likely to be different from the quoted or published price for the security.
The determination of fair value often requires significant judgment. To determine fair value, management may use assumptions including but not limited to future cash flows and estimated risk premiums. Multiple inputs from various sources may be used to determine fair value.
GAAP requires disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category. This information is disclosed following the Fund’s Portfolio of Investments.
Foreign currency transactions and translations
The values of all assets and liabilities denominated in foreign currencies are generally translated into U.S. dollars at exchange rates determined at the close of regular trading on the New York Stock Exchange. Net realized and unrealized gains (losses) on foreign currency transactions and translations include gains (losses) arising from the fluctuation in exchange rates between trade and settlement dates on securities transactions, gains (losses) arising from the disposition of foreign currency and currency gains (losses) between the accrual and payment dates on dividends, interest income and foreign withholding taxes.
For financial statement purposes, the Fund does not distinguish that portion of gains (losses) on investments which is due to changes in foreign exchange rates from that which is due to changes in market prices of the investments. Such fluctuations are included with the net realized and unrealized gains (losses) on investments in the Statement of Operations.
Derivative instruments
The Fund invests in certain derivative instruments, as detailed below, to meet its investment objectives. Derivatives are instruments whose values depend on, or are derived from, in whole or in part, the value of one or more securities, currencies, commodities, indices, or other assets or instruments. Derivatives may be used to increase investment flexibility (including to maintain cash reserves while maintaining desired exposure to certain assets), for risk management (hedging) purposes, to facilitate trading, to reduce transaction costs and to pursue higher investment returns. The Fund may also use derivative instruments to mitigate certain investment risks, such as foreign currency exchange rate risk, interest rate risk and credit risk. Derivatives may involve various risks, including the potential inability of the counterparty to fulfill its obligations under the terms of the contract, the potential for an illiquid secondary market (making it difficult for the Fund to sell or terminate, including at favorable prices) and the potential for market movements which may expose the Fund to gains or losses in excess of the amount shown in the Statement of Assets and Liabilities. The notional amounts of derivative instruments, if applicable, are not recorded in the financial statements.
A derivative instrument may suffer a marked-to-market loss if the value of the contract decreases due to an unfavorable change in the market rates or values of the underlying instrument. Losses can also occur if the counterparty does not perform its obligations under the contract. The Fund’s risk of loss from counterparty credit risk on over-the-counter derivatives is generally limited to the aggregate unrealized gain netted against any collateral held by the Fund and the amount of any variation margin held by the counterparty, plus any replacement costs or related amounts. With exchange-traded or centrally cleared derivatives, there is reduced counterparty credit risk to the Fund since the clearinghouse or central counterparty (CCP) provides some protection in the case of clearing member default. The clearinghouse or CCP stands between the buyer and the seller of the contract; therefore, additional counterparty credit risk is failure of the clearinghouse or CCP. However, credit risk still exists in exchange-traded or centrally cleared derivatives with respect to initial and variation margin that is held in a broker’s customer account. While brokers are required to segregate customer margin from their own assets, in the event that a broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the broker for all its clients, U.S. bankruptcy laws will typically allocate that shortfall on a pro-rata basis across all the broker’s customers (including the Fund), potentially resulting in losses to the Fund.
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In order to better define its contractual rights and to secure rights that will help the Fund mitigate its counterparty risk, the Fund may enter into an International Swaps and Derivatives Association, Inc. Master Agreement (ISDA Master Agreement) or similar agreement with its derivatives contract counterparties. An ISDA Master Agreement is an agreement between the Fund and a counterparty that governs over-the-counter derivatives and typically contains, among other things, collateral posting terms and netting provisions in the event of a default and/or termination event. Under an ISDA Master Agreement, the Fund may, under certain circumstances, offset with the counterparty certain derivative instrument’s payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of default (close-out netting), including the bankruptcy or insolvency of the counterparty. Note, however, that bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset or netting in bankruptcy, insolvency or other events.
Collateral (margin) requirements differ by type of derivative. Margin requirements are established by the clearinghouse or CCP for exchange-traded and centrally cleared derivatives. Brokers can ask for margin in excess of the minimum in certain circumstances. Collateral terms are contract specific for over-the-counter derivatives. For over-the-counter derivatives traded under an ISDA Master Agreement, the collateral requirements are typically calculated by netting the marked-to-market amount for each transaction under such agreement and comparing that amount to the value of any variation margin currently pledged by the Fund and/or the counterparty. Generally, the amount of collateral due from or to a party has to exceed a minimum transfer amount threshold (e.g., $250,000) before a transfer has to be made. To the extent amounts due to the Fund from its counterparties are not fully collateralized, contractually or otherwise, the Fund bears the risk of loss from counterparty nonperformance. The Fund attempts to mitigate counterparty risk by only entering into agreements with counterparties that it believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties.
Certain ISDA Master Agreements allow counterparties of over-the-counter derivatives transactions to terminate derivatives contracts prior to maturity in the event the Fund’s net asset value declines by a stated percentage over a specified time period or if the Fund fails to meet certain terms of the ISDA Master Agreement, which would cause the Fund to accelerate payment of any net liability owed to the counterparty. The Fund also has termination rights if the counterparty fails to meet certain terms of the ISDA Master Agreement. In addition to considering counterparty credit risk, the Fund would consider terminating the derivatives contracts based on whether termination would result in a net liability owed from the counterparty.
For financial reporting purposes, the Fund does not offset derivative assets and derivative liabilities that are subject to netting arrangements in the Statement of Assets and Liabilities.
Forward foreign currency exchange contracts
Forward foreign currency exchange contracts are over-the-counter agreements between two parties to buy and sell a currency at a set price on a future date. The Fund utilized forward foreign currency exchange contracts to hedge the currency exposure associated with some or all of the Fund’s securities. These instruments may be used for other purposes in future periods.
The values of forward foreign currency exchange contracts fluctuate daily with changes in foreign currency exchange rates. Changes in the value of these contracts are recorded as unrealized appreciation or depreciation until the contract is exercised or has expired. The Fund will realize a gain or loss when the forward foreign currency exchange contract is closed or expires.
The use of forward foreign currency exchange contracts does not eliminate fluctuations in the prices of the Fund’s portfolio securities. The risks of forward foreign currency exchange contracts include movement in the values of the foreign currencies relative to the U.S. dollar (or other foreign currencies) and the possibility that counterparties will not complete their contractual obligations, which may be in excess of the amount reflected, if any, in the Statement of Assets and Liabilities.
Futures contracts
Futures contracts are exchange-traded and represent commitments for the future purchase or sale of an asset at a specified price on a specified date. The Fund bought and sold futures contracts to manage the duration and yield curve exposure of the Fund versus the benchmark. These instruments may be used for other purposes in future periods. Upon entering into futures
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Notes to Financial Statements  (continued)
February 28, 2018 (Unaudited)
contracts, the Fund bears risks that it may not achieve the anticipated benefits of the futures contracts and may realize a loss. Additional risks include counterparty credit risk, the possibility of an illiquid market, and that a change in the value of the contract or option may not correlate with changes in the value of the underlying asset.
Upon entering into a futures contract, the Fund deposits cash or securities with the broker, known as a futures commission merchant (FCM), in an amount sufficient to meet the initial margin requirement. The initial margin deposit must be maintained at an established level over the life of the contract. Cash deposited as initial margin is recorded in the Statement of Assets and Liabilities as margin deposits. Securities deposited as initial margin are designated in the Portfolio of Investments. Subsequent payments (variation margin) are made or received by the Fund each day. The variation margin payments are equal to the daily change in the contract value and are recorded as variation margin receivable or payable and are offset in unrealized gains or losses. The Fund recognizes a realized gain or loss when the contract is closed or expires. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin disclosed in the Statement of Assets and Liabilities.
Options contracts
Options are contracts which entitle the holder to purchase or sell securities or other identified assets at a specified price, or in the case of index option contracts, to receive or pay the difference between the index value and the strike price of the index option contract. Option contracts can be either exchange-traded or over-the-counter. The Fund purchased and wrote option contracts to manage duration and yield curve exposure. These instruments may be used for other purposes in future periods. Completion of transactions for option contracts traded in the over-the-counter market depends upon the performance of the other party. Cash collateral may be collected or posted by the Fund to secure certain over-the-counter option contract trades. Cash collateral held or posted by the Fund for such option contract trades must be returned to the broker or the Fund upon closure, exercise or expiration of the contract.
Options contracts purchased are recorded as investments. When the Fund writes an options contract, the premium received is recorded as an asset and an amount equivalent to the premium is recorded as a liability in the Statement of Assets and Liabilities and is subsequently adjusted to reflect the current fair value of the option written. Changes in the fair value of the written option are recorded as unrealized appreciation or depreciation until the contract is exercised or has expired. The Fund will realize a gain or loss when the option contract is closed or expires. When option contracts are exercised, the proceeds on sales for a written call or purchased put option contract, or the purchase cost for a written put or purchased call option contract, is adjusted by the amount of premium received or paid.
For over-the-counter options purchased, the Fund bears the risk of loss of the amount of the premiums paid plus the positive change in market values net of any collateral held by the Fund should the counterparty fail to perform under the contracts. Option contracts written by the Fund do not typically give rise to significant counterparty credit risk, as options written generally obligate the Fund and not the counterparty to perform. The risk in writing a call option contract is that the Fund gives up the opportunity for profit if the market price of the security increases above the strike price and the option contract is exercised. The risk in writing a put option contract is that the Fund may incur a loss if the market price of the security decreases below the strike price and the option contract is exercised. Exercise of a written option could result in the Fund purchasing or selling a security or foreign currency when it otherwise would not, or at a price different from the current market value. In purchasing and writing options, the Fund bears the risk of an unfavorable change in the value of the underlying instrument or the risk that the Fund may not be able to enter into a closing transaction due to an illiquid market.
Interest rate swaption contracts
Interest rate swaption contracts entered into by the Fund typically represent an option that gives the purchaser the right, but not the obligation, to enter into an interest rate swap contract on a future date. Each interest rate swaption agreement will specify if the buyer is entitled to receive the fixed or floating rate if the interest rate is exercised. Changes in the value of a purchased interest rate swaption contracts are reported as unrealized appreciation or depreciation on options in the Statement of Assets and Liabilities. Gain or loss is recognized in the Statement of Operations when the interest rate swaption contract is closed or expires.
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Notes to Financial Statements  (continued)
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When the Fund writes an interest rate swaption contract, the premium received is recorded as an asset and an amount equivalent to the premium is recorded as a liability in the Statement of Assets and Liabilities and is subsequently adjusted to reflect the current fair value of the interest rate swaption contract written. Premiums received from writing interest rate swaption contracts that expire unexercised are recorded by the Fund on the expiration date as realized gains from options written in the Statement of Operations. The difference between the premium and the amount paid on effecting a closing purchase transaction, including brokerage commissions, is also recorded as realized gain, or if the premium is less than the amount paid for the closing purchase, as realized loss. These amounts are reflected as net realized gain (loss) on options written in the Statement of Operations.
Swap contracts
Swap contracts are negotiated in the over-the-counter market and may be entered into as a bilateral contract or centrally cleared (centrally cleared swap contract). In a centrally cleared swap contract, immediately following execution of the swap contract with a broker, the swap contract is novated to a central counterparty (the CCP) and the CCP becomes the Fund’s counterparty to the centrally cleared swap contract. The Fund is required to deposit initial margin with the futures commission merchant (FCM), which pledges it through to the CCP in the form of cash or securities in an amount that varies depending on the size and risk profile of the particular swap contract. Securities deposited as initial margin are designated in the Portfolio of Investments and cash deposited is recorded in the Statement of Assets and Liabilities as margin deposits. Unlike a bilateral swap contract, for centrally cleared swap contracts, the Fund has minimal credit exposure to the FCM because the CCP stands between the Fund and the relevant buyer/seller on the other side of the contract. Swap contracts are marked-to-market daily and changes in value are recorded as unrealized appreciation (depreciation). The daily change in valuation of centrally cleared swap contracts, if any, is recorded as a receivable or payable for variation margin in the Statement of Assets and Liabilities.
Entering into these contracts involves, to varying degrees, elements of interest, liquidity and counterparty credit risk in excess of the amounts recognized in the Statement of Assets and Liabilities. Such risks involve the possibility that there may be unfavorable changes in interest rates, market conditions or other conditions, it may be difficult to initiate a swap transaction or liquidate a position at an advantageous time or price which may result in significant losses, and that the FCM or CCP may not fulfill its obligation under the contract.
Credit default swap contracts
The Fund entered into credit default swap contracts to increase or decrease its credit exposure to an index and to increase or decrease its credit exposure to a single issuer of debt securities. These instruments may be used for other purposes in future periods. Credit default swap contracts are agreements in which one party pays fixed periodic payments to a counterparty in consideration for an agreement from the counterparty to make a specific payment should a specified credit event(s) take place. Although specified credit events are contract specific, credit events are generally defined as bankruptcy, failure to pay, restructuring, obligation acceleration, obligation default, or repudiation/moratorium.
As the purchaser of a credit default swap contract, the Fund purchases protection by paying a periodic interest rate on the notional amount to the counterparty. The interest amount is accrued daily as a component of unrealized appreciation (depreciation) and is recorded as a realized loss upon payment. If a credit event as specified in the contract occurs, the Fund may have the option either to deliver the reference obligation to the seller in exchange for a cash payment of its par amount, or to receive a net cash settlement equal to the par amount less an agreed-upon value of the reference obligation as of the date of the credit event. The difference between the value of the obligation or cash delivered and the notional amount received will be recorded as a realized gain (loss).
As the seller of a credit default swap contract, the Fund sells protection to a buyer and will generally receive a periodic interest rate on a notional amount. The interest amount is accrued daily as a component of unrealized appreciation (depreciation) and is recorded as a realized gain upon receipt of the payment. If a credit event as specified in the contract with the counterparty occurs, the Fund may either be required to accept the reference obligation from the buyer in exchange for a cash payment of its notional amount, or to pay the buyer a net cash settlement equal to the notional amount less an agreed-upon value of the reference obligation (recovery value) as of the date of the credit event. The difference between the value of the obligation or cash received and the notional amount paid will be recorded as a realized gain (loss). The maximum potential amount of undiscounted future payments the Fund could be required to make as the seller of protection under a
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Notes to Financial Statements  (continued)
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credit default swap contract is equal to the notional amount of the reference obligation. These potential amounts may be partially offset by any recovery values of the respective reference obligations or upfront receipts upon entering into the agreement. The notional amounts and market values of all credit default swap contracts in which the Fund is the seller of protection, if any, are disclosed in the Credit Default Swap Contracts Outstanding schedule following the Portfolio of Investments.
As a protection seller, the Fund bears the risk of loss from the credit events specified in the contract with the counterparty. For credit default swap contracts on credit indices, quoted market prices and resulting market values serve as an indicator of the current status of the payment/performance risk. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the reference entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the contract.
Any upfront payments or receipts by the Fund upon entering into a credit default swap contract is recorded as an asset or liability, respectively, and amortized daily as a component of realized gain (loss) in the Statement of Operations. Credit default swap contracts are valued daily, and the change in value is recorded as unrealized appreciation (depreciation) until the termination of the swap, at which time a realized gain (loss) is recorded.
Credit default swap contracts can involve greater risks than if a fund had invested in the reference obligation directly since, in addition to general market risks, credit default swaps are subject to counterparty credit risk, leverage risk, hedging risk, correlation risk and liquidity risk.
Interest rate swap contracts
The Fund entered into interest rate swap transactions which may include inflation rate swap contracts to manage long or short exposure to an inflation index and to manage duration and yield curve exposure. These instruments may be used for other purposes in future periods. An interest rate swap is an agreement between two parties where there are two flows and payments are made between the two counterparties and the payments are dependent upon changes in an interest rate, inflation rate or inflation index calculated on a nominal amount. Interest rate swaps are agreements between two parties that involve the exchange of one type of interest rate for another type of interest rate cash flow on specified dates in the future, based on a predetermined, specified notional amount. Certain interest rate swaps are considered forward-starting, whereby the accrual for the exchange of cash flows does not begin until a specified date in the future. The net cash flow for a standard interest rate swap transaction is generally the difference between a floating market interest rate versus a fixed interest rate.
Interest rate swaps are valued daily and unrealized appreciation (depreciation) is recorded. Certain interest rate swaps may accrue periodic interest on a daily basis as a component of unrealized appreciation (depreciation); the Fund will realize a gain or loss upon the payment or receipt of accrued interest. The Fund will realize a gain or a loss when the interest rate swap is terminated.
Effects of derivative transactions in the financial statements
The following tables are intended to provide additional information about the effect of derivatives on the financial statements of the Fund, including: the fair value of derivatives by risk category and the location of those fair values in the Statement of Assets and Liabilities; and the impact of derivative transactions over the period in the Statement of Operations, including realized and unrealized gains (losses). The derivative instrument schedules following the Portfolio of Investments present additional information regarding derivative instruments outstanding at the end of the period, if any.
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Notes to Financial Statements  (continued)
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The following table is a summary of the fair value of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) at February 28, 2018:
	Asset derivatives
Risk exposure category	Statement of assets and liabilities location	Fair value ($)
Credit risk	Net assets — unrealized appreciation on swap contracts	361,711*
Foreign exchange risk	Unrealized appreciation on forward foreign currency exchange contracts	2,733,640
Interest rate risk	Net assets — unrealized appreciation on futures contracts	16,181*
Interest rate risk	Investments, at value — Options purchased	19,004,633
Interest rate risk	Net assets — unrealized appreciation on swap contracts	10,040,683*
Total		32,156,848

	Liability derivatives
Risk exposure category	Statement of assets and liabilities location	Fair value ($)
Credit risk	Net assets — unrealized depreciation on swap contracts	6,183,589*
Credit risk	Upfront receipts on swap contracts	5,839,799
Foreign exchange risk	Unrealized depreciation on forward foreign currency exchange contracts	2,574,693
Interest rate risk	Net assets — unrealized depreciation on futures contracts	2,126,159*
Interest rate risk	Options contracts written, at value	2,396,271
Interest rate risk	Net assets — unrealized depreciation on swap contracts	4,465,320*
Total		23,585,831

*	Includes cumulative appreciation (depreciation) as reported in the tables following the Portfolio of Investments. Only the current day’s variation margin is reported in receivables or payables in the Statement of Assets and Liabilities.
The following table indicates the effect of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) in the Statement of Operations for the six months ended February 28, 2018:
Amount of realized gain (loss) on derivatives recognized in income
Risk exposure category	Forward foreign currency exchange contracts ($)	Futures contracts ($)	Options contracts purchased ($)	Swap contracts ($)	Total ($)
Credit risk	—	—	—	(484,206)	(484,206)
Foreign exchange risk	(1,913,535)	—	—	—	(1,913,535)
Interest rate risk	—	15,105,641	1,515,000	(7,255,238)	9,365,403
Total	(1,913,535)	15,105,641	1,515,000	(7,739,444)	6,967,662

Change in unrealized appreciation (depreciation) on derivatives recognized in income
Risk exposure category	Forward foreign currency exchange contracts ($)	Futures contracts ($)	Options contracts written ($)	Options contracts purchased ($)	Swap contracts ($)	Total ($)
Credit risk	—	—	—	—	380,056	380,056
Foreign exchange risk	271,612	—	—	—	—	271,612
Interest rate risk	—	1,492,653	95,729	7,449,242	7,589,969	16,627,593
Total	271,612	1,492,653	95,729	7,449,242	7,970,025	17,279,261
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Notes to Financial Statements  (continued)
February 28, 2018 (Unaudited)
The following table is a summary of the average outstanding volume by derivative instrument for the six months ended February 28, 2018:
Derivative instrument	Average notional amounts ($)*
Futures contracts — long	678,189,758
Futures contracts — short	1,065,778,689
Credit default swap contracts — buy protection	234,800,000
Credit default swap contracts — sell protection	120,300,000

Derivative instrument	Average value ($)*
Options contracts — purchased	11,450,609
Options contracts — written	(1,198,136)

Derivative instrument	Average unrealized appreciation ($)*	Average unrealized depreciation ($)*
Forward foreign currency exchange contracts	2,049,572	(2,165,730)
Interest rate swap contracts	10,301,637	(9,911,624)

*	Based on the ending quarterly outstanding amounts for the six months ended February 28, 2018.
Investments in senior loans
The Fund may invest in senior loan assignments. When the Fund purchases an assignment of a senior loan, the Fund typically has direct rights against the borrower; provided, however, that the Fund’s rights may be more limited than the lender from which it acquired the assignment and the Fund may be able to enforce its rights only through an administrative agent. Although certain senior loan assignments are secured by collateral, the Fund could experience delays or limitations in realizing such collateral or have its interest subordinated to other indebtedness of the obligor. In the event that the administrator or collateral agent of a loan becomes insolvent or enters into receivership or bankruptcy, the Fund may incur costs and delays in realizing payment or may suffer a loss of principal and/or interest. The risk of loss is greater for unsecured or subordinated loans. In addition, senior loan assignments are vulnerable to market, economic or other conditions or events that may reduce the demand for senior loan assignments and certain senior loan assignments which were liquid when purchased, may become illiquid.
The Fund may enter into senior loan assignments where all or a portion of the loan may be unfunded. The Fund is obligated to fund these commitments at the borrower’s discretion. These commitments, if any, are generally traded and priced in the same manner as other senior loan securities and are disclosed as unfunded senior loan commitments in the Fund’s Portfolio of Investments with a corresponding payable for investments purchased. The Fund designates cash or liquid securities to cover these commitments.
Asset- and mortgage-backed securities
The Fund may invest in asset-backed and mortgage-backed securities. The maturity dates shown represent the original maturity of the underlying obligation. Actual maturity may vary based upon prepayment activity on these obligations. All, or a portion, of the obligation may be prepaid at any time because the underlying asset may be prepaid. As a result, decreasing market interest rates could result in an increased level of prepayment. An increased prepayment rate will have the effect of shortening the maturity of the security. Unless otherwise noted, the coupon rates presented are fixed rates.
Delayed delivery securities
The Fund may trade securities on other than normal settlement terms, including securities purchased or sold on a “when-issued” or "forward commitment" basis. This may increase risk to the Fund since the other party to the transaction may fail to deliver, which could cause the Fund to subsequently invest at less advantageous prices. The Fund designates cash or liquid securities in an amount equal to the delayed delivery commitment.
68	Columbia Strategic Income Fund | Semiannual Report 2018

Notes to Financial Statements  (continued)
February 28, 2018 (Unaudited)
To be announced securities
The Fund may trade securities on a To Be Announced (TBA) basis. As with other delayed-delivery transactions, a seller agrees to issue a TBA security at a future date. However, the seller does not specify the particular securities to be delivered. Instead, the Fund agrees to accept any security that meets specified terms.
In some cases, Master Securities Forward Transaction Agreements (MSFTAs) may be used to govern transactions of certain forward-settling agency mortgage-backed securities, such as delayed-delivery and TBAs, between the Fund and counterparty. The MSFTA maintains provisions for, among other things, initiation and confirmation, payment and transfer, events of default, termination, and maintenance of collateral relating to such transactions.
Mortgage dollar roll transactions
The Fund may enter into mortgage “dollar rolls” in which the Fund sells securities for delivery in the current month and simultaneously contracts with the same counterparty to repurchase similar but not identical securities (same type, coupon and maturity) on a specified future date. During the roll period, the Fund loses the right to receive principal and interest paid on the securities sold. However, the Fund will benefit because it receives negotiated amounts in the form of reductions of the purchase price for the future purchase plus the interest earned on the cash proceeds of the securities sold until the settlement date of the forward purchase. The Fund records the incremental difference between the forward purchase and sale of each forward roll as a realized gain or loss. Unless any realized gains exceed the income, capital appreciation, and gain or loss due to mortgage prepayments that would have been realized on the securities sold as part of the mortgage dollar roll, the use of this technique will diminish the investment performance of the Fund compared to what the performance would have been without the use of mortgage dollar rolls. All cash proceeds will be invested in instruments that are permissible investments for the Fund. The Fund identifies cash or liquid securities in an amount equal to the forward purchase price.
For financial reporting and tax purposes, the Fund treats “to be announced” mortgage dollar rolls as two separate transactions, one involving the purchase of a security and a separate transaction involving a sale. These transactions may increase the Fund’s portfolio turnover rate. The Fund does not currently enter into mortgage dollar rolls that are accounted for as financing transactions.
Mortgage dollar rolls involve the risk that the market value of the securities the Fund is obligated to repurchase may decline below the repurchase price, or that the counterparty may default on its obligations.
Treasury inflation protected securities
The Fund may invest in treasury inflation protected securities (TIPS). The principal amount of TIPS is adjusted periodically and is increased for inflation or decreased for deflation based on a monthly published index. These adjustments are recorded as interest income in the Statement of Operations. Coupon payments are based on the adjusted principal at the time the interest is paid.
Interest only and principal only securities
The Fund may invest in Interest Only (IO) or Principal Only (PO) securities. IOs are stripped securities entitled to receive all of the security’s interest, but none of its principal. IOs are particularly sensitive to changes in interest rates and therefore subject to greater fluctuations in price than typical interest bearing debt securities. IOs are also subject to credit risk because the Fund may not receive all or part of the interest payments if the issuer, obligor, guarantor or counterparty defaults on its obligation. Payments received for IOs are included in interest income on the Statement of Operations. Because no principal will be received at the maturity of an IO, adjustments are made to the cost of the security on a monthly basis until maturity. These adjustments are included in interest income on the Statement of Operations. POs are stripped securities entitled to receive the principal from the underlying obligation, but not the interest. POs are particularly sensitive to changes in interest rates and therefore are subject to fluctuations in price. POs are also subject to credit risk because the Fund may not receive all or part of its principal if the issuer, obligor, guarantor or counterparty defaults on its obligation. The Fund may also invest in IO or PO stripped mortgage-backed securities. Payments received for POs are treated as reductions to the cost and par value of the securities.
Columbia Strategic Income Fund | Semiannual Report 2018	69

Notes to Financial Statements  (continued)
February 28, 2018 (Unaudited)
Offsetting of assets and liabilities
The following table presents the Fund’s gross and net amount of assets and liabilities available for offset under netting arrangements as well as any related collateral received or pledged by the Fund as of February 28, 2018:
	Citi ($)	Credit Suisse ($)	Goldman Sachs International ($)	HSBC ($)	JPMorgan ($)	Morgan Stanley ($)(e)	Morgan Stanley ($)(e)	Standard Chartered ($)	TD Securities ($)	Total ($)
Assets
Centrally cleared credit default swap contracts (a)	-	-	-	-	-	-	658,017	-	-	658,017
Centrally cleared interest rate swap contracts (a)	-	-	-	-	-	-	183,833	-	-	183,833
Forward foreign currency exchange contracts	869,605	802,024	-	155,212	-	407,124	-	499,675	-	2,733,640
Options purchased calls	109,968	-	-	-	-	-	-	-	-	109,968
Options purchased puts	18,894,665	-	-	-	-	-	-	-	-	18,894,665
Total assets	19,874,238	802,024	-	155,212	-	407,124	841,850	499,675	-	22,580,123
Liabilities
Centrally cleared interest rate swap contracts (a)	-	-	-	-	-	-	466,533	-	-	466,533
Forward foreign currency exchange contracts	-	2,012,585	-	-	189,178	103,838	-	-	269,092	2,574,693
Options contracts written	2,396,271	-	-	-	-	-	-	-	-	2,396,271
OTC credit default swap contracts (b)	-	1,982,478	2,856,229	-	-	2,284,984	-	-	-	7,123,691
Total liabilities	2,396,271	3,995,063	2,856,229	-	189,178	2,388,822	466,533	-	269,092	12,561,188
Total financial and derivative net assets	17,477,967	(3,193,039)	(2,856,229)	155,212	(189,178)	(1,981,698)	375,317	499,675	(269,092)	10,018,935
Total collateral received (pledged) (c)	17,244,000	(1,982,490)	(2,856,229)	60,000	-	(1,981,698)	-	499,675	-	10,983,258
Net amount (d)	233,967	(1,210,549)	-	95,212	(189,178)	-	375,317	-	(269,092)	(964,323)

(a)	Centrally cleared swaps are included within payable/receivable for variation margin on the Statement of Assets and Liabilities.
(b)	Over-the-Counter (OTC) Swap Contracts are presented at market value plus periodic payments receivable (payable), which is comprised of unrealized appreciation, unrealized depreciation, upfront payments and upfront receipts.
(c)	In some instances, the actual collateral received and/or pledged may be more than the amount shown due to overcollateralization.
(d)	Represents the net amount due from/(to) counterparties in the event of default.
(e)	Exposure can only be netted across transactions governed under the same master agreement with the same legal entity.
Security transactions
Security transactions are accounted for on the trade date. Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.
The trade date for senior loans purchased in the primary market is the date on which the loan is allocated. The trade date for senior loans purchased in the secondary market is the date on which the transaction is entered into.
Income recognition
Interest income is recorded on an accrual basis. Market premiums and discounts, including original issue discounts, are amortized and accreted, respectively, over the expected life of the security on all debt securities, unless otherwise noted. The Fund classifies gains and losses realized on prepayments received on mortgage-backed securities as adjustments to interest income.
The Fund may place a debt security on non-accrual status and reduce related interest income when it becomes probable that the interest will not be collected and the amount of uncollectible interest can be reasonably estimated. A defaulted debt security is removed from non-accrual status when the issuer resumes interest payments or when collectibility of interest is reasonably assured.
70	Columbia Strategic Income Fund | Semiannual Report 2018

Notes to Financial Statements  (continued)
February 28, 2018 (Unaudited)
Corporate actions and dividend income are generally recorded net of any non-reclaimable tax withholdings, on the ex-dividend date or upon receipt of ex-dividend notification in the case of certain foreign securities.
The Fund may receive distributions from holdings in equity securities, business development companies (BDCs), exchange-traded funds (ETFs), limited partnerships (LPs), other regulated investment companies (RICs), and real estate investment trusts (REITs), which report information on the tax character of their distributions annually. These distributions are allocated to dividend income, capital gain and return of capital based on actual information reported. Return of capital is recorded as a reduction of the cost basis of securities held. If the Fund no longer owns the applicable securities, return of capital is recorded as a realized gain. With respect to REITs, to the extent actual information has not yet been reported, estimates for return of capital are made by the Fund’s management. Management’s estimates are subsequently adjusted when the actual character of the distributions is disclosed by the REITs, which could result in a proportionate change in return of capital to shareholders.
Awards from class action litigation are recorded as a reduction of cost basis if the Fund still owns the applicable securities on the payment date. If the Fund no longer owns the applicable securities, the proceeds are recorded as realized gains.
The value of additional securities received as an income payment through a payment in kind, if any, is recorded as interest income and increases the cost basis of such securities.
The Fund may receive other income from senior loans, including amendment fees, consent fees and commitment fees. These fees are recorded as income when received by the Fund. These amounts are included in Interest Income in the Statement of Operations.
Expenses
General expenses of the Trust are allocated to the Fund and other funds of the Trust based upon relative net assets or other expense allocation methodologies determined by the nature of the expense. Expenses directly attributable to the Fund are charged to the Fund. Expenses directly attributable to a specific class of shares are charged to that share class.
Determination of class net asset value
All income, expenses (other than class-specific expenses, which are charged to that share class, as shown in the Statement of Operations) and realized and unrealized gains (losses) are allocated to each class of the Fund on a daily basis, based on the relative net assets of each class, for purposes of determining the net asset value of each class.
Federal income tax status
The Fund intends to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code, as amended, and will distribute substantially all of its investment company net taxable income and net capital gains, if any, for its tax year, and as such will not be subject to federal income taxes. In addition, the Fund intends to distribute in each calendar year substantially all of its ordinary income, capital gains net income and certain other amounts, if any, such that the Fund should not be subject to federal excise tax. Therefore, no federal income or excise tax provision is recorded.
Foreign taxes
The Fund may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. The Fund will accrue such taxes and recoveries, as applicable, based upon its current interpretation of tax rules and regulations that exist in the markets in which it invests.
Realized gains in certain countries may be subject to foreign taxes at the Fund level, based on statutory rates. The Fund accrues for such foreign taxes on realized and unrealized gains at the appropriate rate for each jurisdiction, as applicable. The amount, if any, is disclosed as a liability on the Statement of Assets and Liabilities.
Distributions to shareholders
Distributions from net investment income, if any, are declared and paid monthly. Net realized capital gains, if any, are distributed at least annually. Income distributions and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from GAAP.
Columbia Strategic Income Fund | Semiannual Report 2018	71

Notes to Financial Statements  (continued)
February 28, 2018 (Unaudited)
Guarantees and indemnifications
Under the Trust’s organizational documents and, in some cases, by contract, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust or its funds. In addition, certain of the Fund’s contracts with its service providers contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Fund cannot be determined, and the Fund has no historical basis for predicting the likelihood of any such claims.
Recent accounting pronouncement
Accounting Standards Update 2017-08 Premium Amortization on Purchased Callable Debt Securities
In March 2017, the Financial Accounting Standards Board issued Accounting Standards Update (ASU) No. 2017-08 Premium Amortization on Purchased Callable Debt Securities. ASU No. 2017-08 updates the accounting standards to shorten the amortization period for certain purchased callable debt securities, held at a premium, to be amortized to the earliest call date. The update applies to securities with explicit, noncontingent call features that are callable at fixed prices and on preset dates. The standard is effective for annual periods beginning after December 15, 2018 and interim periods within those fiscal years. At this time, management is evaluating the implication of this guidance and the impact it will have on the financial statement amounts and footnote disclosures, if any.
Note 3. Fees and other transactions with affiliates
Management services fees
The Fund has entered into a Management Agreement with Columbia Management Investment Advisers, LLC (the Investment Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial). Under the Management Agreement, the Investment Manager provides the Fund with investment research and advice, as well as administrative and accounting services. The management services fee is an annual fee that is equal to a percentage of the Fund’s daily net assets that declines from 0.600% to 0.393% as the Fund’s net assets increase. The annualized effective management services fee rate for the six months ended February 28, 2018 was 0.564% of the Fund’s average daily net assets.
Compensation of board members
Members of the Board of Trustees who are not officers or employees of the Investment Manager or Ameriprise Financial are compensated for their services to the Fund as disclosed in the Statement of Operations. These members of the Board of Trustees may participate in a Deferred Compensation Plan (the Plan) which may be terminated at any time. Obligations of the Plan will be paid solely out of the Fund’s assets, and all amounts payable under the Plan constitute a general unsecured obligation of the Fund.
Compensation of Chief Compliance Officer
The Board of Trustees has appointed a Chief Compliance Officer to the Fund in accordance with federal securities regulations. As disclosed in the Statement of Operations, a portion of the Chief Compliance Officer’s total compensation is allocated to the Fund, along with other allocations to affiliated funds governed by the Board of Trustees, based on relative net assets.
Transfer agency fees
Under a Transfer and Dividend Disbursing Agent Agreement, Columbia Management Investment Services Corp. (the Transfer Agent), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, is responsible for providing transfer agency services to the Fund. The Transfer Agent has contracted with DST Asset Manager Solutions, Inc. (DST) to serve as sub-transfer agent. The Transfer Agent pays the fees of DST for services as sub-transfer agent and DST is not entitled to reimbursement for such fees from the Fund (with the exception of out-of-pocket fees).
72	Columbia Strategic Income Fund | Semiannual Report 2018

Notes to Financial Statements  (continued)
February 28, 2018 (Unaudited)
The Fund pays the Transfer Agent a monthly transfer agency fee based on the number or the average value of accounts, depending on the type of account. In addition, the Fund pays the Transfer Agent a fee for shareholder services based on the number of accounts or on a percentage of the average aggregate value of the Fund’s shares maintained in omnibus accounts up to the lesser of the amount charged by the financial intermediary or a cap established by the Board of Trustees from time to time.
The Transfer Agent also receives compensation from the Fund for various shareholder services and reimbursements for certain out-of-pocket fees. Total transfer agency fees for Class K, Institutional 2 Class and Institutional 3 Class shares are subject to an annual limitation of not more than 0.07%, 0.07% and 0.02%, respectively, of the average daily net assets attributable to each share class. In addition, effective March 1, 2017 through February 28, 2018, Class K and Institutional 2 Class shares are subject to a contractual transfer agency fee annual limitation of not more than 0.05% and Institutional 3 Class shares are subject to a contractual transfer agency fee annual limitation of not more than 0.00% of the average daily net assets attributable to each share class.
For the six months ended February 28, 2018, the Fund’s annualized effective transfer agency fee rates as a percentage of average daily net assets of each class were as follows:
Effective rate (%)
Class A	0.10
Advisor Class	0.10
Class C	0.10
Institutional Class	0.10
Institutional 2 Class	0.05
Institutional 3 Class	0.00
Class K	0.05
Class R	0.10
Class T	0.08
An annual minimum account balance fee of $20 may apply to certain accounts with a value below the applicable share class’s initial minimum investment requirements to reduce the impact of small accounts on transfer agency fees. These minimum account balance fees are remitted to the Fund and recorded as part of expense reductions in the Statement of Operations. For the six months ended February 28, 2018, no minimum account balance fees were charged by the Fund.
Plan administration fees
Under a Plan Administration Services Agreement with the Transfer Agent, the Fund pays an annual fee at a rate of 0.25% of the Fund’s average daily net assets attributable to Class K shares for the provision of various administrative, recordkeeping, communication and educational services.
Distribution and service fees
The Fund has entered into an agreement with Columbia Management Investment Distributors, Inc. (the Distributor), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, for distribution and shareholder services. The Board of Trustees has approved, and the Fund has adopted, distribution and shareholder service plans (the Plans) applicable to certain share classes, which set the distribution and service fees for the Fund. These fees are calculated daily and are intended to compensate the Distributor and/or eligible selling and/or servicing agents for selling shares of the Fund and providing services to investors.
Under the Plans, the Fund pays a monthly service fee to the Distributor at the maximum annual rate of 0.25% of the average daily net assets attributable to Class A, Class C and Class T shares of the Fund. Also under the Plans, the Fund pays a monthly distribution fee to the Distributor at the maximum annual rates of 0.75%, 0.50% and 0.25% of the average daily net assets attributable to Class C, Class R and Class T shares of the Fund, respectively.
Although the Fund may pay a distribution fee up to 0.25% of the Fund’s average daily net assets attributable to Class T shares and a service fee of up to 0.25% of the Fund’s average daily net assets attributable to Class T shares, the aggregate fee shall not exceed 0.25% of the Fund’s average daily net assets attributable to Class T shares.
Columbia Strategic Income Fund | Semiannual Report 2018	73

Notes to Financial Statements  (continued)
February 28, 2018 (Unaudited)
Sales charges
Sales charges, including front-end charges and CDSCs, received by the Distributor for distributing Fund shares for the six months ended February 28, 2018, if any, are listed below:
Amount ($)
Class A	1,158,241
Class C	19,569
Expenses waived/reimbursed by the Investment Manager and its affiliates
The Investment Manager and certain of its affiliates have contractually agreed to waive fees and/or reimburse expenses (excluding certain fees and expenses described below) for the period(s) disclosed below, unless sooner terminated at the sole discretion of the Board of Trustees, so that the Fund’s net operating expenses, after giving effect to fees waived/expenses reimbursed and any balance credits and/or overdraft charges from the Fund’s custodian, do not exceed the following annual rate(s) as a percentage of the class’ average daily net assets:
Fee rate(s) contractual through February 28, 2018
Class A	1.06%
Advisor Class	0.81
Class C	1.81
Institutional Class	0.81
Institutional 2 Class	0.795
Institutional 3 Class	0.745
Class K	1.045
Class R	1.31
Class T	1.06
Under the agreement governing these fee waivers and/or expense reimbursement arrangements, the following fees and expenses are excluded from the waiver/reimbursement commitment, and therefore will be paid by the Fund, if applicable: taxes (including foreign transaction taxes), expenses associated with investments in affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange-traded funds), transaction costs and brokerage commissions, costs related to any securities lending program, dividend expenses associated with securities sold short, inverse floater program fees and expenses, transaction charges and interest on borrowed money, interest, infrequent and/or unusual expenses and any other expenses the exclusion of which is specifically approved by the Board of Trustees. This agreement may be modified or amended only with approval from the Investment Manager, certain of its affiliates and the Fund. Reflected in the contractual cap commitment, effective March 1, 2017 through February 28, 2018, is the Transfer Agent’s contractual agreement to limit total transfer agency fees to an annual rate of not more than 0.05% for Class K and Institutional 2 Class and 0.00% for Institutional 3 Class of the average daily net assets attributable to each share class, unless sooner terminated at the sole discretion of the Board of Trustees. Any fees waived and/or expenses reimbursed under the expense reimbursement arrangements described above are not recoverable by the Investment Manager or its affiliates in future periods.
Note 4. Federal tax information
The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP because of temporary or permanent book to tax differences.
At February 28, 2018, the approximate cost of all investments for federal income tax purposes and the aggregate gross approximate unrealized appreciation and depreciation based on that cost was:
Federal tax cost ($)	Gross unrealized appreciation ($)	Gross unrealized (depreciation) ($)	Net unrealized (depreciation) ($)
4,238,751,000	80,558,000	(86,204,000)	(5,646,000)
74	Columbia Strategic Income Fund | Semiannual Report 2018

Notes to Financial Statements  (continued)
February 28, 2018 (Unaudited)
Tax cost of investments and unrealized appreciation/(depreciation) may also include timing differences that do not constitute adjustments to tax basis.
Management of the Fund has concluded that there are no significant uncertain tax positions in the Fund that would require recognition in the financial statements. However, management’s conclusion may be subject to review and adjustment at a later date based on factors including, but not limited to, new tax laws, regulations, and administrative interpretations (including relevant court decisions). Generally, the Fund’s federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.
Note 5. Portfolio information
The cost of purchases and proceeds from sales of securities, excluding short-term investments and derivatives, if any, aggregated to $4,224,131,563 and $3,593,644,987, respectively, for the six months ended February 28, 2018, of which $2,563,844,859 and $2,575,371,383, respectively, were U.S. government securities. The amount of purchase and sale activity impacts the portfolio turnover rate reported in the Financial Highlights.
Note 6. Affiliated money market fund
The Fund invests in Columbia Short-Term Cash Fund, an affiliated money market fund established for the exclusive use by the Fund and other affiliated funds (the Affiliated MMF). The income earned by the Fund from such investments is included as Dividends - affiliated issuers in the Statement of Operations. As an investing fund, the Fund indirectly bears its proportionate share of the expenses of the Affiliated MMF. The Affiliated MMF prices its shares with a floating net asset value. In addition, the Board of Trustees of the Affiliated MMF may impose a fee on redemptions (sometimes referred to as a liquidity fee) or temporarily suspend redemptions (sometimes referred to as imposing a redemption gate) in the event its liquidity falls below regulatory limits.
Note 7. Line of credit
The Fund has access to a revolving credit facility with a syndicate of banks led by Citibank, N.A., HSBC Bank USA, N.A. and JPMorgan Chase Bank, N.A. whereby the Fund may borrow for the temporary funding of shareholder redemptions or for other temporary or emergency purposes. The credit facility, which is a collective agreement between the Fund and certain other funds managed by the Investment Manager, severally and not jointly, permits collective borrowings up to $1 billion. Interest is charged to each participating fund based on its borrowings at a rate equal to the higher of (i) the overnight federal funds rate plus 1.00% or (ii) the one-month LIBOR rate plus 1.00%. Each borrowing under the credit facility matures no later than 60 days after the date of borrowing. The Fund also pays a commitment fee equal to its pro rata share of the amount of the credit facility at a rate of 0.15% per annum. The commitment fee is included in other expenses in the Statement of Operations.
The Fund had no borrowings during the six months ended February 28, 2018.
Note 8. Significant risks
Credit risk
Credit risk is the risk that the value of debt securities in the Fund’s portfolio may decline because the issuer may default and fail to pay interest or repay principal when due. Rating agencies assign credit ratings to debt securities to indicate their credit risk. Lower rated or unrated debt securities held by the Fund may present increased credit risk as compared to higher-rated debt securities.
Derivatives risk
Losses involving derivative instruments may be substantial, because a relatively small price movement in the underlying security(ies), commodity, currency or index or other instrument or asset may result in a substantial loss for the Fund. In addition to the potential for increased losses, the use of derivative instruments may lead to increased volatility within the Fund. Derivatives will typically increase the Fund’s exposure to principal risks to which it is otherwise exposed, and may expose the Fund to additional risks, including correlation risk, counterparty risk, hedging risk, leverage risk and liquidity risk.
Columbia Strategic Income Fund | Semiannual Report 2018	75

Notes to Financial Statements  (continued)
February 28, 2018 (Unaudited)
Foreign securities and emerging market countries risk
Investing in foreign securities may include certain risks and considerations not typically associated with investing in U.S. securities, such as fluctuating currency values and changing local and regional economic, political and social conditions, which may result in greater market volatility. In addition, certain foreign securities may not be as liquid as U.S. securities. Investing in emerging markets may accentuate these risks. These countries are also more likely to experience high levels of inflation, deflation or currency devaluation which could hurt their economies and securities markets. To the extent that the Fund concentrates its investment exposure to any one or a few specific countries, the Fund will be particularly susceptible to the various conditions, events or other factors impacting those countries and may, therefore, have a greater risk than that of a fund which is more geographically diversified.
High-yield investments risk
Securities and other debt instruments held by the Fund that are rated below investment grade (commonly called "high-yield" or "junk" bonds) and unrated debt instruments of comparable quality expose the Fund to a greater risk of loss of principal and income than a fund that invests solely or primarily in investment grade securities. In addition, these investments have greater price fluctuations, are less liquid and are more likely to experience a default than higher-rated debt instruments. High-yield debt instruments are considered to be predominantly speculative with respect to the issuer’s capacity to pay interest and repay principal.
Interest rate risk
Interest rate risk is the risk of losses attributable to changes in interest rates. In general, if prevailing interest rates rise, the values of debt securities tend to fall, and if interest rates fall, the values of debt securities tend to rise. Actions by governments and central banking authorities can result in increases in interest rates. Increasing interest rates may negatively affect the value of debt securities held by the Fund, resulting in a negative impact on the Fund’s performance and net asset value per share. In general, the longer the maturity or duration of a debt security, the greater its sensitivity to changes in interest rates.
Liquidity risk
Liquidity risk is the risk associated with a lack of marketability of investments which may make it difficult to sell the investment at a desirable time or price. Changing regulatory, market or other conditions or environments (for example, the interest rate or credit environments) may adversely affect the liquidity of the Fund’s investments. The Fund may have to accept a lower selling price for the holding, sell other investments, or forego another, more appealing investment opportunity. Generally, the less liquid the market at the time the Fund sells a portfolio investment, the greater the risk of loss or decline of value to the Fund. A less liquid market can lead to an increase in Fund redemptions, which may negatively impact Fund performance and net asset value per share, including, for example, if the Fund is forced to sell securities in a down market.
Mortgage- and other asset-backed securities risk
The value of any mortgage-backed and other asset-backed securities held by the Fund may be affected by, among other things, changes or perceived changes in: interest rates; factors concerning the interests in and structure of the issuer or the originator of the mortgages or other assets; the creditworthiness of the entities that provide any supporting letters of credit, surety bonds or other credit enhancements; or the market’s assessment of the quality of underlying assets. Payment of principal and interest on some mortgage-backed securities (but not the market value of the securities themselves) may be guaranteed by the full faith and credit of a particular U.S. Government agency, authority, enterprise or instrumentality, and some, but not all, are also insured or guaranteed by the U.S. Government. Mortgage-backed securities issued by non-governmental issuers (such as commercial banks, savings and loan institutions, private mortgage insurance companies, mortgage bankers and other secondary market issuers) may entail greater risk than obligations guaranteed by the U.S. Government. Mortgage- and other asset-backed securities are subject to prepayment risk, which is the possibility that the underlying mortgage or other asset may be refinanced or prepaid prior to maturity during periods of declining or low interest rates, causing the Fund to have to reinvest the money received in securities that have lower yields. Rising or high interest rates tend to extend the duration of mortgage- and other asset-backed securities, making their prices more volatile and more sensitive to changes in interest rates.
76	Columbia Strategic Income Fund | Semiannual Report 2018

Notes to Financial Statements  (continued)
February 28, 2018 (Unaudited)
Shareholder concentration risk
At February 28, 2018, affiliated shareholders of record owned 34.1% of the outstanding shares of the Fund in one or more accounts. Subscription and redemption activity by concentrated accounts may have a significant effect on the operations of the Fund. In the case of a large redemption, the Fund may be forced to sell investments at inopportune times, including its liquid positions, which may result in Fund losses and the Fund holding a higher percentage of less liquid positions. Large redemptions could result in decreased economies of scale and increased operating expenses for non-redeeming Fund shareholders.
Note 9. Subsequent events
Management has evaluated the events and transactions that have occurred through the date the financial statements were issued and noted no items requiring adjustment of the financial statements or additional disclosure.
Note 10. Information regarding pending and settled legal proceedings
Ameriprise Financial and certain of its affiliates have historically been involved in a number of legal, arbitration and regulatory proceedings, including routine litigation, class actions, and governmental actions, concerning matters arising in connection with the conduct of their business activities. Ameriprise Financial believes that the Fund is not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the Fund or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Fund. Ameriprise Financial is required to make quarterly (10-Q), annual (10-K) and, as necessary, 8-K filings with the Securities and Exchange Commission (SEC) on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.
There can be no assurance that these matters, or the adverse publicity associated with them, will not result in increased Fund redemptions, reduced sale of Fund shares or other adverse consequences to the Fund. Further, although we believe proceedings are not likely to have a material adverse effect on the Fund or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Fund, these proceedings are subject to uncertainties and, as such, we are unable to estimate the possible loss or range of loss that may result. An adverse outcome in one or more of these proceedings could result in adverse judgments, settlements, fines, penalties or other relief that could have a material adverse effect on the consolidated financial condition or results of operations of Ameriprise Financial.
Columbia Strategic Income Fund | Semiannual Report 2018	77

Additional information
The Fund mails one shareholder report to each shareholder address. If you would like more than one report, please call shareholder services at 800.345.6611 and additional reports will be sent to you.
Proxy voting policies and procedures
The policy of the Board of Trustees is to vote the proxies of the companies in which the Fund holds investments consistent with the procedures as stated in the Statement of Additional Information (SAI). You may obtain a copy of the SAI without charge by calling 800.345.6611; contacting your financial intermediary; visiting investor.columbiathreadneedleus.com; or searching the website of the Securities and Exchange Commission (SEC) at sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities is filed with the SEC by August 31st for the most recent 12-month period ending June 30th of that year, and is available without charge by visiting investor.columbiathreadneedleus.com, or searching the website of the SEC at sec.gov.
Quarterly schedule of investments
The Fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Form N-Q is available on the SEC’s website at sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 800.SEC.0330. The Fund’s complete schedule of portfolio holdings, as filed on Form N-Q, can also be obtained without charge, upon request, by calling 800.345.6611.
Additional Fund information
For more information about the Fund, please visit investor.columbiathreadneedleus.com or call 800.345.6611. Customer Service Representatives are available to answer your questions Monday through Friday from 8 a.m. to 7 p.m. Eastern time.
Fund investment manager
Columbia Management Investment Advisers, LLC
225 Franklin Street
Boston, MA 02110
Fund distributor
Columbia Management Investment Distributors, Inc.
225 Franklin Street
Boston, MA 02110
Fund transfer agent
Columbia Management Investment Services Corp.
P.O. Box 8081
Boston, MA 02266-8081
78	Columbia Strategic Income Fund | Semiannual Report 2018

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Columbia Strategic Income Fund
P.O. Box 8081
Boston, MA 02266-8081

Please read and consider the investment objectives, risks, charges and expenses for any fund carefully before investing. For a prospectus and summary prospectus, which contains this and other important information about the Fund, go to
investor.columbiathreadneedleus.com. The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.
Columbia Threadneedle Investments (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies. All rights reserved. Columbia Management Investment Distributors, Inc., 225 Franklin Street, Boston, MA 02110-2804
© 2018 Columbia Management Investment Advisers, LLC.
investor.columbiathreadneedleus.com
SAR232_08_H01_(04/18)

SemiAnnual Report
February 28, 2018
Columbia Global Dividend Opportunity Fund
Not FDIC Insured • No bank guarantee • May lose value

President’s Message
Dear Shareholders,
The year 2017 was an extraordinary year in the financial markets. The S&P 500 Index didn’t experience a single down month and returned over 20% during the 12-month period. The index continued this trend into January 2018, which marked the fastest start for the index ever. Low volatility, which had been a feature of the U.S. equity market for the last several years, along with the surge in the S&P 500 Index, seemingly drove investor sentiment to very high levels. This arguably set the stage for an overdue correction, which we witnessed in February 2018.
A return to volatility
There have been few periods of market upheaval such as were experienced in the first part of 2018. While investors were taken by surprise by the sudden and pronounced market swings, the return to some level of volatility actually marked a resumption of relatively normal market conditions. Having said that, it’s important to distinguish between a good technical correction where excess enthusiasm in the marketplace is being let out, versus a real change in the underlying fundamentals – things like an underperforming economy or weaker corporate earnings. Our view is that the recent market volatility falls into the former category, and the fundamentals remain strong. We’re continuing to see improvements in global economic activity, and we’re seeing corporate earnings expectations continue to rise – and not just because of tax reform.
Consistency is more important than ever
It’s important to keep in mind that when it comes to long-term investing, it’s the destination, not the journey that matters most. If you have a financial goal that you’ve worked out with your financial advisor, and you have a good asset allocation plan to reach it, it’s a question of sticking with your plan rather than become focused on near-term volatility. Bouts of volatility are normal. After all, it’s hard to cross the ocean without hitting an occasional rough patch. You need to focus on the destination.
One final thought. In weathering volatility, it’s the consistency of the return that is essential. Investors who chase higher returns are usually the first to sell when an investment goes through a bad patch, and they therefore don’t tend to benefit from the recovery. More disciplined investors who perhaps panic less or not at all during periods of volatility, tend to have improved long-term results and are more likely to reach their financial goals. Nothing is more important to us than making sure those who have entrusted us to protect and grow their assets are able to do what matters most to them.
Your success is our priority. Talk to your financial advisor about how working with Columbia Threadneedle Investments may help you position your portfolio for consistent, sustainable outcomes, no matter the market conditions.
Sincerely,
Christopher O. Petersen
President, Columbia Funds
The S&P 500 Index, an unmanaged index, measures the performance of 500 widely held, large-capitalization U.S. stocks and is frequently used as a general measure of market performance. Past performance is no guarantee of future results.
Columbia Funds are distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.
© 2018 Columbia Management Investment Advisers, LLC. All rights reserved.
Columbia Global Dividend Opportunity Fund   |  Semiannual Report 2018

Columbia Global Dividend Opportunity Fund  |  Semiannual Report 2018

Fund at a Glance
(Unaudited)
Investment objective
Columbia Global Dividend Opportunity Fund (the Fund) seeks total return, consisting of current income and capital appreciation.
Portfolio management
Jonathan Crown
Lead Portfolio Manager
Managed Fund since 2016
Georgina Hellyer, CFA
Portfolio Manager
Managed Fund since January 2018
Morningstar style boxTM
The Morningstar Style Box is based on a fund’s portfolio holdings. For equity funds, the vertical axis shows the market capitalization of the stocks owned, and the horizontal axis shows investment style (value, blend, or growth). Information shown is based on the most recent data provided by Morningstar.
© 2018 Morningstar, Inc. All rights reserved. The Morningstar information contained herein: (1) is proprietary to Morningstar and/or its content providers; (2) may not be copied or distributed; and (3) is not warranted to be accurate, complete or timely. Neither Morningstar nor its content providers are responsible for any damages or losses arising from any use of this information.
Average annual total returns (%) (for the period ended February 28, 2018)
		Inception	6 Months cumulative	1 Year	5 Years	10 Years
Class A	Excluding sales charges	11/01/02	6.83	12.95	6.05	4.46
	Including sales charges		0.70	6.42	4.80	3.84
Advisor Class*		03/19/13	6.96	13.23	6.32	4.72
Class C	Excluding sales charges	10/13/03	6.45	12.12	5.26	3.68
	Including sales charges		5.45	11.12	5.26	3.68
Institutional Class		11/09/00	6.94	13.18	6.31	4.72
Institutional 2 Class*		01/08/14	7.03	13.37	6.47	4.79
Institutional 3 Class*		07/15/09	7.10	13.46	6.57	4.90
Class R*		09/27/10	6.71	12.69	5.78	4.19
Class T*	Excluding sales charges	09/27/10	6.83	12.95	6.08	4.50
	Including sales charges		4.15	10.11	5.55	4.24
MSCI ACWI High Dividend Yield Index (Net)			5.33	13.09	7.12	4.77
MSCI ACWI (Net)			9.07	18.79	10.07	5.65
Returns for Class A shares are shown with and without the maximum initial sales charge of 5.75%. Returns for Class C shares are shown with and without the 1.00% contingent deferred sales charge for the first year only. Returns for Class T shares are shown with and without the maximum initial sales charge of 2.50% per transaction. Prior to March 27, 2017, Class T shares were known as Class W shares and were not subject to sales charges. The Fund’s other share classes are not subject to sales charges and have limited eligibility. Effective November 1, 2017, Class R4, Class R5, Class Y and Class Z shares were renamed Advisor Class, Institutional 2 Class, Institutional 3 Class and Institutional Class shares, respectively. Please see the Fund’s prospectus for details. Performance for different share classes will vary based on differences in sales charges and fees associated with each share class. All results shown assume reinvestment of distributions during the period. Returns do not reflect the deduction of taxes that a shareholder may pay on Fund distributions or on the redemption of Fund shares. Performance results reflect the effect of any fee waivers or reimbursements of Fund expenses by Columbia Management Investment Advisers, LLC and/or any of its affiliates. Absent these fee waivers or expense reimbursement arrangements, performance results would have been lower.
The performance information shown represents past performance and is not a guarantee of future results. The investment return and principal value of your investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance information shown. You may obtain performance information current to the most recent month-end by contacting your financial intermediary, visiting investor.columbiathreadneedleus.com or calling 800.345.6611.
*	The returns shown for periods prior to the share class inception date (including returns for the Life of the Fund, if shown, which are since Fund inception) include the returns of the Fund’s oldest share class. These returns are adjusted to reflect any higher class-related operating expenses of the newer share classes, as applicable. Please visit investor.columbiathreadneedleus.com/investment-products/mutual-funds/appended-performance for more information.
The MSCI ACWI High Dividend Yield Index (Net) includes large and mid-cap stocks across 23 developed market countries. The index is designed to reflect the performance of equities selected from the MSCI World Index with higher than average dividend yields that are both sustainable and persistent.
The MSCI ACWI (Net) is a free float-adjusted market capitalization weighted index that is designed to measure the equity market performance of developed and emerging markets. The index consists of 45 country indices comprising 24 developed and 21 emerging market country indices.
Indices are not available for investment, are not professionally managed and do not reflect sales charges, fees, brokerage commissions, taxes (except the MSCI ACWI High Dividend Yield Index (Net) and the MSCI ACWI (Net) which reflect reinvested dividends net of withholding taxes) or other expenses of investing. Securities in the Fund may not match those in an index.
2	Columbia Global Dividend Opportunity Fund | Semiannual Report 2018

Fund at a Glance   (continued)
(Unaudited)
Top 10 holdings (%) (at February 28, 2018)
Cisco Systems, Inc. (United States)	3.3
Wells Fargo & Co. (United States)	3.0
British American Tobacco PLC (United Kingdom)	2.7
UBS AG (Switzerland)	2.7
Pfizer, Inc. (United States)	2.6
Taiwan Semiconductor Manufacturing Co., Ltd. (Taiwan)	2.5
Deutsche Telekom AG, Registered Shares (Germany)	2.5
Unilever NV-CVA (Netherlands)	2.4
Daiwa Securities Group, Inc. (Japan)	2.3
Royal Dutch Shell PLC, Class A (United Kingdom)	2.2
Percentages indicated are based upon total investments (excluding Money Market Funds).
For further detail about these holdings, please refer to the section entitled “Portfolio of Investments.”
Fund holdings are as of the date given, are subject to change at any time, and are not recommendations to buy or sell any security.
Equity sector breakdown (%) (at February 28, 2018)
Consumer Discretionary	10.5
Consumer Staples	13.3
Energy	7.8
Financials	25.5
Health Care	8.2
Industrials	6.1
Information Technology	12.3
Materials	7.5
Real Estate	1.7
Telecommunication Services	7.1
Total	100.0
Percentages indicated are based upon total equity investments. The Fund’s portfolio composition is subject to change.
Country breakdown (%) (at February 28, 2018)
Australia	4.8
Austria	1.2
Brazil	2.9
Canada	5.0
China	1.1
Denmark	1.0
Finland	1.3
France	1.9
Germany	5.5
Hong Kong	2.0
Indonesia	1.4
Isle of Man	0.9
Japan	5.0
Mexico	0.7
Netherlands	4.0
South Africa	0.8
Spain	1.4
Switzerland	4.5
Taiwan	2.5
Thailand	2.0
United Kingdom	13.1
United States(a)	37.0
Total	100.0

(a)	Includes investments in Money Market Funds.
Country breakdown is based primarily on issuer’s place of organization/incorporation. Percentages indicated are based upon total investments. The Fund’s portfolio composition is subject to change.

Columbia Global Dividend Opportunity Fund | Semiannual Report 2018	3

Understanding Your Fund’s Expenses
(Unaudited)
As an investor, you incur two types of costs. There are transaction costs, which generally include sales charges on purchases and may include redemption fees. There are also ongoing costs, which generally include management fees, distribution and/or service fees, and other fund expenses. The following information is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to help you compare these costs with the ongoing costs of investing in other mutual funds.
Analyzing your Fund’s expenses
To illustrate these ongoing costs, we have provided examples and calculated the expenses paid by investors in each share class of the Fund during the period. The actual and hypothetical information in the table is based on an initial investment of $1,000 at the beginning of the period indicated and held for the entire period. Expense information is calculated two ways and each method provides you with different information. The amount listed in the “Actual” column is calculated using the Fund’s actual operating expenses and total return for the period. You may use the Actual information, together with the amount invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the results by the expenses paid during the period under the “Actual” column. The amount listed in the “Hypothetical” column assumes a 5% annual rate of return before expenses (which is not the Fund’s actual return) and then applies the Fund’s actual expense ratio for the period to the hypothetical return. You should not use the hypothetical account values and expenses to estimate either your actual account balance at the end of the period or the expenses you paid during the period. See “Compare with other funds” below for details on how to use the hypothetical data.
Compare with other funds
Since all mutual funds are required to include the same hypothetical calculations about expenses in shareholder reports, you can use this information to compare the ongoing cost of investing in the Fund with other funds. To do so, compare the hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. As you compare hypothetical examples of other funds, it is important to note that hypothetical examples are meant to highlight the ongoing costs of investing in a fund only and do not reflect any transaction costs, such as sales charges, or redemption or exchange fees. Therefore, the hypothetical calculations are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. If transaction costs were included in these calculations, your costs would be higher.
September 1, 2017 — February 28, 2018
	Account value at the beginning of the period ($)		Account value at the end of the period ($)		Expenses paid during the period ($)		Fund’s annualized expense ratio (%)
	Actual	Hypothetical	Actual	Hypothetical	Actual	Hypothetical	Actual
Class A	1,000.00	1,000.00	1,068.30	1,018.45	6.56	6.41	1.28
Advisor Class (formerly Class R4)	1,000.00	1,000.00	1,069.60	1,019.69	5.29	5.16	1.03
Class C	1,000.00	1,000.00	1,064.50	1,014.73	10.39	10.14	2.03
Institutional Class (formerly Class Z)	1,000.00	1,000.00	1,069.40	1,019.69	5.28	5.16	1.03
Institutional 2 Class (formerly Class R5)	1,000.00	1,000.00	1,070.30	1,020.38	4.57	4.46	0.89
Institutional 3 Class (formerly Class Y)	1,000.00	1,000.00	1,071.00	1,020.68	4.26	4.16	0.83
Class R	1,000.00	1,000.00	1,067.10	1,017.21	7.84	7.65	1.53
Class T	1,000.00	1,000.00	1,068.30	1,018.45	6.56	6.41	1.28
Expenses paid during the period are equal to the annualized expense ratio for each class as indicated above, multiplied by the average account value over the period and then multiplied by the number of days in the Fund’s most recent fiscal half year and divided by 365.
Expenses do not include fees and expenses incurred indirectly by the Fund from its investment in underlying funds, including affiliated and non-affiliated pooled investment vehicles, such as mutual funds and exchange-traded funds.
Had Columbia Management Investment Advisers, LLC and/or certain of its affiliates not waived/reimbursed certain fees and expenses, account value at the end of the period would have been reduced.
4	Columbia Global Dividend Opportunity Fund | Semiannual Report 2018

Portfolio of Investments
February 28, 2018 (Unaudited)
(Percentages represent value of investments compared to net assets)
Common Stocks 95.4%
Issuer	Shares	Value ($)
Australia 4.8%
Amcor Ltd.	394,068	4,224,188
DuluxGroup Ltd.	1,185,478	7,018,738
Goodman Group	947,877	5,993,777
Sydney Airport	1,087,662	5,525,839
Transurban Group	645,451	5,752,431
Total		28,514,973
Austria 1.2%
Erste Group Bank AG	139,658	7,101,129
Brazil 2.9%
Ambev SA	1,093,200	7,467,793
Cielo SA	595,000	4,429,194
Kroton Educacional SA	1,117,700	5,277,138
Total		17,174,125
Canada 5.0%
Manulife Financial Corp.	658,961	12,540,389
Nutrien Ltd.(a)	135,056	6,651,508
Suncor Energy, Inc.	86,436	2,845,275
TransCanada Corp.	182,783	7,905,593
Total		29,942,765
China 1.2%
ANTA Sports Products Ltd.	1,388,000	6,828,977
Denmark 1.0%
Coloplast A/S, Class B	69,732	5,893,037
Finland 1.3%
Sampo OYJ, Class A	139,762	7,909,866
France 1.9%
BNP Paribas SA	140,387	11,100,475
Germany 5.5%
1&1 Drillisch AG	45,742	3,516,525
Axel Springer SE	93,991	8,463,407
Deutsche Telekom AG, Registered Shares	898,666	14,438,589
Evonik Industries AG	172,858	6,364,642
Total		32,783,163
Common Stocks (continued)
Issuer	Shares	Value ($)
Hong Kong 2.0%
BOC Hong Kong Holdings Ltd.	602,000	3,025,344
HKT Trust & HKT Ltd.	6,762,000	8,640,540
Total		11,665,884
Indonesia 1.4%
PT Telekomunikasi Indonesia Persero Tbk	29,433,100	8,523,284
Isle of Man 0.9%
GVC Holdings PLC	451,878	5,529,626
Japan 5.0%
Bridgestone Corp.	145,300	6,449,807
Daiwa Securities Group, Inc.	2,048,000	13,614,749
Japan Hotel REIT Investment Corp.	5,207	3,826,129
Tokyo Electron Ltd.	29,000	5,666,683
Total		29,557,368
Mexico 0.7%
Wal-Mart de Mexico SAB de CV, Class V	1,852,600	4,336,016
Netherlands 4.0%
LyondellBasell Industries NV, Class A	50,134	5,425,502
RELX NV	217,045	4,452,185
Unilever NV-CVA	268,955	14,076,071
Total		23,953,758
South Africa 0.8%
SPAR Group Ltd. (The)	260,536	4,829,098
Spain 1.4%
Ferrovial SA	386,321	8,336,639
Switzerland 4.5%
Novartis AG, ADR	132,103	11,010,785
UBS AG	827,115	15,673,731
Total		26,684,516
Taiwan 2.5%
Taiwan Semiconductor Manufacturing Co., Ltd.	1,788,000	14,846,830
Thailand 2.1%
Siam Commercial Bank PCL (The), Foreign Registered Shares	1,877,100	8,861,673
Thai Beverage PCL	5,293,000	3,336,218
Total		12,197,891

The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Global Dividend Opportunity Fund | Semiannual Report 2018	5

Portfolio of Investments  (continued)
February 28, 2018 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
United Kingdom 13.2%
Anglo American PLC	235,607	5,706,074
BAE Systems PLC	568,493	4,512,104
British American Tobacco PLC	268,270	15,833,959
BT Group PLC	1,958,254	6,462,603
GlaxoSmithKline PLC	428,876	7,691,347
HSBC Holdings PLC, ADR	60,612	3,008,174
Legal & General Group PLC	1,263,932	4,553,233
Moneysupermarket.com Group PLC	1,257,588	4,480,774
Rio Tinto PLC	162,271	8,698,495
Royal Dutch Shell PLC, Class A	409,885	12,944,629
St. James’s Place PLC	284,277	4,493,504
Total		78,384,896
United States 32.1%
Altria Group, Inc.	144,320	9,084,944
Ares Capital Corp.	382,413	6,038,301
Cisco Systems, Inc.	427,464	19,141,838
CME Group, Inc.	61,411	10,204,052
Coca-Cola Co. (The)	261,298	11,293,300
General Motors Co.	214,389	8,436,207
L Brands, Inc.	199,793	9,855,789
Las Vegas Sands Corp.	62,909	4,580,404
Maxim Integrated Products, Inc.	138,116	8,416,789
Merck & Co., Inc.	141,529	7,673,702
Occidental Petroleum Corp.	112,914	7,407,158
PacWest Bancorp	183,072	9,545,374
Paychex, Inc.	146,919	9,568,835
Pfizer, Inc.	424,824	15,425,359
Common Stocks (continued)
Issuer	Shares	Value ($)
Philip Morris International, Inc.	71,763	7,431,059
QUALCOMM, Inc.	80,310	5,220,150
Starwood Property Trust, Inc.	268,599	5,439,130
Tapestry, Inc.	111,207	5,661,548
Valero Energy Corp.	64,338	5,817,442
Watsco, Inc.	41,225	6,817,378
Wells Fargo & Co.	302,251	17,654,481
Total		190,713,240
Total Common Stocks (Cost $496,502,688)		566,807,556

Limited Partnerships 2.9%

United States 2.9%
Apollo Global Management LLC	103,537	3,396,013
Blackstone Group LP (The)	141,633	4,815,522
Enterprise Products Partners LP	350,726	8,915,455
Total		17,126,990
Total Limited Partnerships (Cost $14,612,149)		17,126,990

Money Market Funds 2.1%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 1.544%(b),(c)	12,527,720	12,526,467
Total Money Market Funds (Cost $12,526,467)		12,526,467
Total Investments (Cost $523,641,304)		596,461,013
Other Assets & Liabilities, Net		(2,608,221)
Net Assets		$593,852,792

The accompanying Notes to Financial Statements are an integral part of this statement.
6	Columbia Global Dividend Opportunity Fund | Semiannual Report 2018

Portfolio of Investments  (continued)
February 28, 2018 (Unaudited)
Notes to Portfolio of Investments
(a)	Non-income producing investment.
(b)	The rate shown is the seven-day current annualized yield at February 28, 2018.
(c)	As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended February 28, 2018 are as follows:

Issuer	Beginning shares	Shares purchased	Shares sold	Ending shares	Realized gain (loss) — affiliated issuers ($)	Net change in unrealized appreciation (depreciation) — affiliated issuers ($)	Dividends — affiliated issuers ($)	Value — affiliated issuers at end of period ($)
Columbia Short-Term Cash Fund, 1.544%
	3,215,484	106,002,039	(96,689,803)	12,527,720	(129)	(81)	39,649	12,526,467
Abbreviation Legend
ADR	American Depositary Receipt
Fair value measurements
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
¦	Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date. Valuation adjustments are not applied to Level 1 investments.
¦	Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
¦	Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Foreign equity securities actively traded in markets where there is a significant delay in the local close relative to the New York Stock Exchange are classified as Level 2. The values of these securities may include an adjustment to reflect the impact of significant market movements following the close of local trading, as described in Note 2 to the financial statements – Security valuation.
Certain investments that have been measured at fair value using the net asset value (NAV) per share (or its equivalent) are not categorized in the fair value hierarchy. The fair value amounts presented in the table are intended to reconcile the fair value hierarchy to the amounts presented in the Portfolio of Investments. The Columbia Short-Term Cash Fund seeks to provide shareholders with maximum current income consistent with liquidity and stability of principal. Columbia Short-Term Cash Fund prices its shares with a floating NAV and no longer seeks to maintain a stable NAV.
Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.
Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.
The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Global Dividend Opportunity Fund | Semiannual Report 2018	7

Portfolio of Investments  (continued)
February 28, 2018 (Unaudited)
Fair value measurements  (continued)
For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions. The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value. This data is also used to corroborate, when available, information received from approved pricing vendors and brokers. Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.
The following table is a summary of the inputs used to value the Fund’s investments at February 28, 2018:
	Level 1 quoted prices in active markets for identical assets ($)	Level 2 other significant observable inputs ($)	Level 3 significant unobservable inputs ($)	Investments measured at net asset value ($)	Total ($)
Investments
Common Stocks
Australia	—	28,514,973	—	—	28,514,973
Austria	—	7,101,129	—	—	7,101,129
Brazil	17,174,125	—	—	—	17,174,125
Canada	29,942,765	—	—	—	29,942,765
China	—	6,828,977	—	—	6,828,977
Denmark	—	5,893,037	—	—	5,893,037
Finland	—	7,909,866	—	—	7,909,866
France	—	11,100,475	—	—	11,100,475
Germany	—	32,783,163	—	—	32,783,163
Hong Kong	—	11,665,884	—	—	11,665,884
Indonesia	—	8,523,284	—	—	8,523,284
Isle of Man	—	5,529,626	—	—	5,529,626
Japan	—	29,557,368	—	—	29,557,368
Mexico	4,336,016	—	—	—	4,336,016
Netherlands	5,425,502	18,528,256	—	—	23,953,758
South Africa	—	4,829,098	—	—	4,829,098
Spain	—	8,336,639	—	—	8,336,639
Switzerland	11,010,785	15,673,731	—	—	26,684,516
Taiwan	—	14,846,830	—	—	14,846,830
Thailand	—	12,197,891	—	—	12,197,891
United Kingdom	3,008,174	75,376,722	—	—	78,384,896
United States	190,713,240	—	—	—	190,713,240
Total Common Stocks	261,610,607	305,196,949	—	—	566,807,556
Limited Partnerships
United States	17,126,990	—	—	—	17,126,990
Total Limited Partnerships	17,126,990	—	—	—	17,126,990
Money Market Funds	—	—	—	12,526,467	12,526,467
Total Investments	278,737,597	305,196,949	—	12,526,467	596,461,013
See the Portfolio of Investments for all investment classifications not indicated in the table.
The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets. These assets include certain foreign securities for which a third party statistical pricing service may be employed for purposes of fair market valuation. The model utilized by such third party statistical pricing service takes into account a security’s correlation to available market data including, but not limited to, intraday index, ADR, and exchange-traded fund movements.
There were no transfers of financial assets between levels during the period.
The accompanying Notes to Financial Statements are an integral part of this statement.
8	Columbia Global Dividend Opportunity Fund | Semiannual Report 2018

Statement of Assets and Liabilities
February 28, 2018 (Unaudited)
Assets
Investments in securities, at value
Unaffiliated issuers (cost $511,114,837)	$583,934,546
Affiliated issuers (cost $12,526,467)	12,526,467
Foreign currency (cost $46,929)	47,224
Receivable for:
Capital shares sold	140,772
Dividends	1,423,274
Foreign tax reclaims	793,296
Expense reimbursement due from Investment Manager	2,624
Prepaid expenses	1,697
Trustees’ deferred compensation plan	166,947
Other assets	13,042
Total assets	599,049,889
Liabilities
Payable for:
Investments purchased	4,525,757
Capital shares purchased	389,029
Management services fees	12,532
Distribution and/or service fees	900
Transfer agent fees	54,076
Compensation of board members	1,287
Compensation of chief compliance officer	44
Other expenses	46,525
Trustees’ deferred compensation plan	166,947
Total liabilities	5,197,097
Net assets applicable to outstanding capital stock	$593,852,792
Represented by
Paid in capital	522,449,500
Undistributed net investment income	705,034
Accumulated net realized loss	(2,163,113)
Unrealized appreciation (depreciation) on:
Investments - unaffiliated issuers	72,819,709
Foreign currency translations	41,662
Total - representing net assets applicable to outstanding capital stock	$593,852,792
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Global Dividend Opportunity Fund | Semiannual Report 2018	9

Statement of Assets and Liabilities  (continued)
February 28, 2018 (Unaudited)
Class A
Net assets	$96,768,515
Shares outstanding	5,048,713
Net asset value per share	$19.17
Maximum offering price per share(a)	$20.34
Advisor Class(b)
Net assets	$1,142,022
Shares outstanding	59,090
Net asset value per share	$19.33
Class C
Net assets	$7,322,190
Shares outstanding	407,792
Net asset value per share	$17.96
Institutional Class(c)
Net assets	$421,915,185
Shares outstanding	21,934,963
Net asset value per share	$19.23
Institutional 2 Class(d)
Net assets	$516,855
Shares outstanding	26,933
Net asset value per share	$19.19
Institutional 3 Class(e)
Net assets	$64,465,930
Shares outstanding	3,353,104
Net asset value per share	$19.23
Class R
Net assets	$1,719,819
Shares outstanding	89,858
Net asset value per share	$19.14
Class T
Net assets	$2,276
Shares outstanding	119
Net asset value per share(f)	$19.16
Maximum offering price per share(g)	$19.65

(a)	The maximum offering price per share is calculated by dividing the net asset value per share by 1.0 minus the maximum sales charge of 5.75% for Class A shares.
(b)	Prior to November 1, 2017, Advisor Class shares were known as Class R4 shares.
(c)	Prior to November 1, 2017, Institutional Class shares were known as Class Z shares.
(d)	Prior to November 1, 2017, Institutional 2 Class shares were known as Class R5 shares.
(e)	Prior to November 1, 2017, Institutional 3 Class shares were known as Class Y shares.
(f)	Net asset value per share rounds to this amount due to fractional shares outstanding.
(g)	The maximum offering price per share is calculated by dividing the net asset value per share by 1.0 minus the maximum sales charge of 2.50% per transaction for Class T shares.
The accompanying Notes to Financial Statements are an integral part of this statement.
10	Columbia Global Dividend Opportunity Fund | Semiannual Report 2018

Statement of Operations
Six Months Ended February 28, 2018 (Unaudited)
Net investment income
Income:
Dividends — unaffiliated issuers	$9,003,231
Dividends — affiliated issuers	39,649
Foreign taxes withheld	(362,272)
Total income	8,680,608
Expenses:
Management services fees	2,306,177
Distribution and/or service fees
Class A	126,627
Class C	38,647
Class R	4,588
Class T	3
Transfer agent fees
Class A	174,995
Advisor Class(a)	1,829
Class C	13,351
Institutional Class(b)	739,082
Institutional 2 Class(c)	177
Institutional 3 Class(d)	2,685
Class R	3,169
Class T	4
Compensation of board members	13,688
Custodian fees	35,747
Printing and postage fees	50,411
Registration fees	59,852
Audit fees	24,756
Legal fees	7,146
Compensation of chief compliance officer	123
Other	11,931
Total expenses	3,614,988
Fees waived or expenses reimbursed by Investment Manager and its affiliates	(382,697)
Total net expenses	3,232,291
Net investment income	5,448,317
Realized and unrealized gain (loss) — net
Net realized gain (loss) on:
Investments — unaffiliated issuers	15,903,386
Investments — affiliated issuers	(129)
Foreign currency translations	2,997
Net realized gain	15,906,254
Net change in unrealized appreciation (depreciation) on:
Investments — unaffiliated issuers	19,722,298
Investments — affiliated issuers	(81)
Foreign currency translations	16,745
Net change in unrealized appreciation (depreciation)	19,738,962
Net realized and unrealized gain	35,645,216
Net increase in net assets resulting from operations	$41,093,533

(a)	Prior to November 1, 2017, Advisor Class shares were known as Class R4 shares.
(b)	Prior to November 1, 2017, Institutional Class shares were known as Class Z shares.
(c)	Prior to November 1, 2017, Institutional 2 Class shares were known as Class R5 shares.
(d)	Prior to November 1, 2017, Institutional 3 Class shares were known as Class Y shares.
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Global Dividend Opportunity Fund | Semiannual Report 2018	11

Statement of Changes in Net Assets
	Six Months Ended February 28, 2018 (Unaudited)	Year Ended August 31, 2017
Operations
Net investment income	$5,448,317	$18,093,625
Net realized gain	15,906,254	34,349,605
Net change in unrealized appreciation (depreciation)	19,738,962	8,058,653
Net increase in net assets resulting from operations	41,093,533	60,501,883
Distributions to shareholders
Net investment income
Class A	(1,669,978)	(3,367,879)
Advisor Class(a)	(17,969)	(31,047)
Class B(b)	—	(6,842)
Class C	(105,512)	(242,563)
Class I(c)	—	(1,846,811)
Institutional Class(d)	(7,514,566)	(14,451,472)
Institutional 2 Class(e)	(9,405)	(6,666)
Institutional 3 Class(f)	(1,225,786)	(493,167)
Class R	(28,107)	(48,830)
Class T	(37)	(66)
Total distributions to shareholders	(10,571,360)	(20,495,343)
Decrease in net assets from capital stock activity	(30,276,853)	(57,880,107)
Total increase (decrease) in net assets	245,320	(17,873,567)
Net assets at beginning of period	593,607,472	611,481,039
Net assets at end of period	$593,852,792	$593,607,472
Undistributed net investment income	$705,034	$5,828,077

(a)	Prior to November 1, 2017, Advisor Class shares were known as Class R4 shares.
(b)	Effective July 17, 2017, Class B shares were automatically converted to Class A shares.
(c)	Effective March 27, 2017, Class I shares were redeemed or exchanged for Institutional 3 Class shares.
(d)	Prior to November 1, 2017, Institutional Class shares were known as Class Z shares.
(e)	Prior to November 1, 2017, Institutional 2 Class shares were known as Class R5 shares.
(f)	Prior to November 1, 2017, Institutional 3 Class shares were known as Class Y shares.
The accompanying Notes to Financial Statements are an integral part of this statement.
12	Columbia Global Dividend Opportunity Fund | Semiannual Report 2018

Statement of Changes in Net Assets   (continued)
	Six Months Ended		Year Ended
	February 28, 2018 (Unaudited)		August 31, 2017
	Shares	Dollars ($)	Shares	Dollars ($)
Capital stock activity
Class A(a)
Subscriptions (b)	75,147	1,442,662	383,622	6,674,576
Distributions reinvested	79,756	1,519,848	178,845	3,077,201
Redemptions	(597,571)	(11,580,139)	(1,461,049)	(25,361,994)
Net decrease	(442,668)	(8,617,629)	(898,582)	(15,610,217)
Advisor Class(c)
Subscriptions	9,274	180,590	4,462	78,747
Distributions reinvested	934	17,928	1,782	30,973
Redemptions	(4,564)	(86,962)	(2,437)	(43,463)
Net increase	5,644	111,556	3,807	66,257
Class B(a)
Subscriptions	—	—	145	2,300
Distributions reinvested	—	—	281	4,478
Redemptions (b)	—	—	(26,432)	(434,120)
Net decrease	—	—	(26,006)	(427,342)
Class C
Subscriptions	7,732	139,256	28,136	457,468
Distributions reinvested	5,699	102,046	13,274	213,959
Redemptions	(61,498)	(1,107,612)	(220,080)	(3,632,823)
Net decrease	(48,067)	(866,310)	(178,670)	(2,961,396)
Class I(d)
Subscriptions	—	—	29,770	520,370
Distributions reinvested	—	—	108,438	1,846,748
Redemptions	—	—	(3,877,313)	(68,144,985)
Net decrease	—	—	(3,739,105)	(65,777,867)
Institutional Class(e)
Subscriptions	200,732	3,870,254	649,068	11,381,207
Distributions reinvested	382,697	7,312,531	813,794	14,064,856
Redemptions	(1,473,168)	(28,388,097)	(3,459,107)	(60,613,251)
Net decrease	(889,739)	(17,205,312)	(1,996,245)	(35,167,188)
Institutional 2 Class(f)
Subscriptions	—	—	39,205	708,839
Distributions reinvested	491	9,363	376	6,590
Redemptions	(1,286)	(24,302)	(22,084)	(391,834)
Net increase (decrease)	(795)	(14,939)	17,497	323,595
Institutional 3 Class(d),(g)
Subscriptions	68,162	1,319,489	3,643,091	64,299,248
Distributions reinvested	64,223	1,225,743	27,158	493,090
Redemptions	(317,462)	(6,100,168)	(178,282)	(3,223,791)
Net increase (decrease)	(185,077)	(3,554,936)	3,491,967	61,568,547
Class R
Subscriptions	1,826	34,535	9,050	153,485
Distributions reinvested	1,475	28,107	2,838	48,830
Redemptions	(9,722)	(191,925)	(5,629)	(96,811)
Net increase (decrease)	(6,421)	(129,283)	6,259	105,504
Total net decrease	(1,567,123)	(30,276,853)	(3,319,078)	(57,880,107)

The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Global Dividend Opportunity Fund | Semiannual Report 2018	13

Statement of Changes in Net Assets   (continued)
(a)	Effective July 17, 2017, Class B shares were automatically converted to Class A shares.
(b)	Includes conversions of Class B shares to Class A shares, if any.
(c)	Prior to November 1, 2017, Advisor Class shares were known as Class R4 shares.
(d)	Effective March 27, 2017, Class I shares were redeemed or exchanged for Institutional 3 Class shares.
(e)	Prior to November 1, 2017, Institutional Class shares were known as Class Z shares.
(f)	Prior to November 1, 2017, Institutional 2 Class shares were known as Class R5 shares.
(g)	Prior to November 1, 2017, Institutional 3 Class shares were known as Class Y shares.
The accompanying Notes to Financial Statements are an integral part of this statement.
14	Columbia Global Dividend Opportunity Fund | Semiannual Report 2018

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Columbia Global Dividend Opportunity Fund | Semiannual Report 2018	15

Financial Highlights
The following table is intended to help you understand the Fund’s financial performance. Certain information reflects financial results for a single share of a class held for the periods shown. Per share net investment income (loss) amounts are calculated based on average shares outstanding during the period. Total return assumes reinvestment of all dividends and distributions, if any. Total return does not reflect payment of sales charges, if any. Total return and portfolio turnover are not annualized for periods of less than one year. The portfolio turnover rate is calculated without regard to purchase and sales transactions of short-term instruments and certain derivatives, if any. If such transactions were included, the Fund’s portfolio turnover rate may be higher.
Year ended (except as noted)	Net asset value, beginning of period	Net investment income	Net realized and unrealized gain (loss)	Total from investment operations	Distributions from net investment income	Distributions from net realized gains
Class A
2/28/2018 (c)	$18.24	0.15	1.09	1.24	(0.31)	—
8/31/2017	$17.05	0.49	1.26	1.75	(0.56)	—
8/31/2016	$16.56	0.47	0.42	0.89	(0.40)	—
8/31/2015	$21.63	0.58	(2.93)	(2.35)	(0.70)	(2.02)
8/31/2014	$19.85	0.61	2.53	3.14	(0.54)	(0.82)
8/31/2013	$19.59	0.51	1.74	2.25	(0.68)	(1.31)
Advisor Class(g)
2/28/2018 (c)	$18.39	0.17	1.11	1.28	(0.34)	—
8/31/2017	$17.19	0.54	1.26	1.80	(0.60)	—
8/31/2016	$16.69	0.52	0.43	0.95	(0.45)	—
8/31/2015	$21.78	0.67	(2.99)	(2.32)	(0.75)	(2.02)
8/31/2014	$19.97	0.76	2.46	3.22	(0.59)	(0.82)
8/31/2013 (h)	$19.69	0.25	0.33	0.58	(0.30)	—
Class C
2/28/2018 (c)	$17.10	0.07	1.03	1.10	(0.24)	—
8/31/2017	$16.02	0.33	1.18	1.51	(0.43)	—
8/31/2016	$15.56	0.32	0.42	0.74	(0.28)	—
8/31/2015	$20.49	0.41	(2.77)	(2.36)	(0.55)	(2.02)
8/31/2014	$18.86	0.43	2.41	2.84	(0.39)	(0.82)
8/31/2013	$18.63	0.35	1.66	2.01	(0.47)	(1.31)
Institutional Class(i)
2/28/2018 (c)	$18.30	0.17	1.10	1.27	(0.34)	—
8/31/2017	$17.11	0.54	1.25	1.79	(0.60)	—
8/31/2016	$16.61	0.51	0.43	0.94	(0.44)	—
8/31/2015	$21.69	0.63	(2.94)	(2.31)	(0.75)	(2.02)
8/31/2014	$19.90	0.67	2.53	3.20	(0.59)	(0.82)
8/31/2013	$19.66	0.56	1.75	2.31	(0.76)	(1.31)
Institutional 2 Class(j)
2/28/2018 (c)	$18.26	0.19	1.09	1.28	(0.35)	—
8/31/2017	$17.07	0.60	1.22	1.82	(0.63)	—
8/31/2016	$16.58	0.54	0.42	0.96	(0.47)	—
8/31/2015	$21.66	0.64	(2.92)	(2.28)	(0.78)	(2.02)
8/31/2014 (k)	$20.57	0.39	1.01	1.40	(0.31)	—
The accompanying Notes to Financial Statements are an integral part of this statement.
16	Columbia Global Dividend Opportunity Fund | Semiannual Report 2018

Total distributions to shareholders	Net asset value, end of period	Total return	Total gross expense ratio to average net assets(a)	Total net expense ratio to average net assets(a),(b)	Net investment income ratio to average net assets	Portfolio turnover	Net assets, end of period (000’s)

(0.31)	$19.17	6.83%	1.42% (d)	1.28% (d)	1.58% (d)	20%	$96,769
(0.56)	$18.24	10.48%	1.46% (e)	1.29% (e),(f)	2.79%	43%	$100,146
(0.40)	$17.05	5.51%	1.45%	1.30% (f)	2.85%	115%	$108,978
(2.72)	$16.56	(11.49%)	1.38%	1.31% (f)	3.05%	63%	$118,275
(1.36)	$21.63	16.40%	1.27%	1.25% (f)	2.92%	75%	$152,674
(1.99)	$19.85	12.48%	1.34%	1.26% (f)	2.59%	60%	$140,796

(0.34)	$19.33	6.96%	1.17% (d)	1.03% (d)	1.81% (d)	20%	$1,142
(0.60)	$18.39	10.73%	1.21% (e)	1.04% (e),(f)	3.08%	43%	$983
(0.45)	$17.19	5.80%	1.20%	1.05% (f)	3.12%	115%	$853
(2.77)	$16.69	(11.27%)	1.16%	1.04% (f)	3.68%	63%	$782
(1.41)	$21.78	16.74%	1.03%	0.99% (f)	3.56%	75%	$113
(0.30)	$19.97	3.02%	1.07% (d)	1.01% (d),(f)	2.78% (d)	60%	$29

(0.24)	$17.96	6.45%	2.17% (d)	2.03% (d)	0.83% (d)	20%	$7,322
(0.43)	$17.10	9.60%	2.20% (e)	2.04% (e),(f)	2.03%	43%	$7,795
(0.28)	$16.02	4.82%	2.20%	2.05% (f)	2.07%	115%	$10,164
(2.57)	$15.56	(12.18%)	2.13%	2.06% (f)	2.30%	63%	$12,440
(1.21)	$20.49	15.55%	2.02%	2.00% (f)	2.17%	75%	$16,136
(1.78)	$18.86	11.66%	2.09%	2.01% (f)	1.84%	60%	$13,439

(0.34)	$19.23	6.94%	1.17% (d)	1.03% (d)	1.83% (d)	20%	$421,915
(0.60)	$18.30	10.72%	1.21% (e)	1.04% (e),(f)	3.06%	43%	$417,705
(0.44)	$17.11	5.82%	1.20%	1.05% (f)	3.10%	115%	$424,724
(2.77)	$16.61	(11.28%)	1.13%	1.06% (f)	3.30%	63%	$457,640
(1.41)	$21.69	16.70%	1.02%	1.00% (f)	3.16%	75%	$592,910
(2.07)	$19.90	12.76%	1.09%	1.01% (f)	2.84%	60%	$562,394

(0.35)	$19.19	7.03%	0.90% (d)	0.89% (d)	1.98% (d)	20%	$517
(0.63)	$18.26	10.92%	0.91%	0.91%	3.37%	43%	$506
(0.47)	$17.07	5.96%	0.88%	0.88%	3.26%	115%	$175
(2.80)	$16.58	(11.13%)	0.87%	0.87%	3.52%	63%	$178
(0.31)	$21.66	6.85%	0.88% (d)	0.88% (d)	2.98% (d)	75%	$33
Columbia Global Dividend Opportunity Fund | Semiannual Report 2018	17

Financial Highlights  (continued)
Year ended (except as noted)	Net asset value, beginning of period	Net investment income	Net realized and unrealized gain (loss)	Total from investment operations	Distributions from net investment income	Distributions from net realized gains
Institutional 3 Class(l)
2/28/2018 (c)	$18.29	0.19	1.10	1.29	(0.35)	—
8/31/2017	$17.10	0.68	1.15	1.83	(0.64)	—
8/31/2016	$16.60	0.53	0.45	0.98	(0.48)	—
8/31/2015	$21.68	0.70	(2.96)	(2.26)	(0.80)	(2.02)
8/31/2014	$19.89	0.72	2.54	3.26	(0.65)	(0.82)
8/31/2013	$19.65	0.59	1.74	2.33	(0.78)	(1.31)
Class R
2/28/2018 (c)	$18.21	0.13	1.09	1.22	(0.29)	—
8/31/2017	$17.03	0.45	1.24	1.69	(0.51)	—
8/31/2016	$16.53	0.42	0.44	0.86	(0.36)	—
8/31/2015	$21.61	0.53	(2.94)	(2.41)	(0.65)	(2.02)
8/31/2014	$19.83	0.57	2.52	3.09	(0.49)	(0.82)
8/31/2013	$19.54	0.46	1.75	2.21	(0.61)	(1.31)
Class T
2/28/2018 (c)	$18.23	0.15	1.09	1.24	(0.31)	—
8/31/2017	$17.05	0.49	1.25	1.74	(0.56)	—
8/31/2016	$16.56	0.47	0.43	0.90	(0.41)	—
8/31/2015	$21.62	0.60	(2.93)	(2.33)	(0.71)	(2.02)
8/31/2014	$19.83	0.61	2.55	3.16	(0.55)	(0.82)
8/31/2013	$19.57	0.51	1.74	2.25	(0.68)	(1.31)

Notes to Financial Highlights
(a)	In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund’s reported expense ratios.
(b)	Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.
(c)	For the six months ended February 28, 2018 (unaudited).
(d)	Annualized.
(e)	Expenses have been reduced due to a reimbursement of expenses overbilled by a third party. If the reimbursement had been excluded, the expense ratios would have been higher by the percentages shown for each class in the table below. All fee waivers and expense reimbursements by the Investment Manager and its affiliates were applied before giving effect to this third party reimbursement.

Year ended	Class A	Advisor Class	Class C	Institutional Class	Class R	Class T
08/31/2017	0.01%	0.01%	0.01%	0.01%	0.01%	0.01%

(f)	The benefits derived from expense reductions had an impact of:

Class	2/28/2018	8/31/2017	8/31/2016	8/31/2015	8/31/2014	8/31/2013
Class A	—%	0.02%	0.01%	0.01%	0.02%	0.03%
Advisor Class	—%	0.02%	0.01%	0.02%	0.03%	0.05%
Class C	—%	0.02%	0.01%	0.01%	0.02%	0.03%
Institutional Class	—%	0.02%	0.01%	0.01%	0.02%	0.03%
Class R	—%	0.02%	0.01%	0.01%	0.02%	0.03%
Class T	—%	0.02%	0.01%	0.01%	0.02%	0.03%

(g)	Prior to November 1, 2017, Advisor Class shares were known as Class R4 shares.
(h)	Advisor Class shares commenced operations on March 19, 2013. Per share data and total return reflect activity from that date.
(i)	Prior to November 1, 2017, Institutional Class shares were known as Class Z shares.
(j)	Prior to November 1, 2017, Institutional 2 Class shares were known as Class R5 shares.
(k)	Institutional 2 Class shares commenced operations on January 8, 2014. Per share data and total return reflect activity from that date.
(l)	Prior to November 1, 2017, Institutional 3 Class shares were known as Class Y shares.
The accompanying Notes to Financial Statements are an integral part of this statement.
18	Columbia Global Dividend Opportunity Fund | Semiannual Report 2018

Total distributions to shareholders	Net asset value, end of period	Total return	Total gross expense ratio to average net assets(a)	Total net expense ratio to average net assets(a),(b)	Net investment income ratio to average net assets	Portfolio turnover	Net assets, end of period (000’s)

(0.35)	$19.23	7.10%	0.84% (d)	0.83% (d)	2.04% (d)	20%	$64,466
(0.64)	$18.29	10.95%	0.85%	0.85%	3.77%	43%	$64,718
(0.48)	$17.10	6.07%	0.83%	0.83%	3.23%	115%	$790
(2.82)	$16.60	(11.04%)	0.82%	0.82%	3.89%	63%	$1,149
(1.47)	$21.68	17.00%	0.81%	0.81%	3.33%	75%	$3
(2.09)	$19.89	12.93%	0.96%	0.88%	2.97%	60%	$3

(0.29)	$19.14	6.71%	1.67% (d)	1.53% (d)	1.33% (d)	20%	$1,720
(0.51)	$18.21	10.16%	1.71% (e)	1.54% (e),(f)	2.57%	43%	$1,753
(0.36)	$17.03	5.32%	1.70%	1.55% (f)	2.57%	115%	$1,533
(2.67)	$16.53	(11.78%)	1.62%	1.55% (f)	2.77%	63%	$671
(1.31)	$21.61	16.13%	1.52%	1.50% (f)	2.72%	75%	$1,280
(1.92)	$19.83	12.25%	1.59%	1.51% (f)	2.33%	60%	$1,297

(0.31)	$19.16	6.83%	1.42% (d)	1.28% (d)	1.57% (d)	20%	$2
(0.56)	$18.23	10.42%	1.46% (e)	1.29% (e),(f)	2.82%	43%	$2
(0.41)	$17.05	5.59%	1.45%	1.30% (f)	2.86%	115%	$2
(2.73)	$16.56	(11.41%)	1.38%	1.31% (f)	3.04%	63%	$2
(1.37)	$21.62	16.50%	1.28%	1.26% (f)	2.85%	75%	$3
(1.99)	$19.83	12.48%	1.33%	1.26% (f)	2.60%	60%	$3
Columbia Global Dividend Opportunity Fund | Semiannual Report 2018	19

Notes to Financial Statements
February 28, 2018 (Unaudited)
Note 1. Organization
Columbia Global Dividend Opportunity Fund (the Fund), a series of Columbia Funds Series Trust I (the Trust), is a diversified fund. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.
Fund shares
The Trust may issue an unlimited number of shares (without par value). Although all share classes generally have identical voting, dividend and liquidation rights, each share class votes separately when required by the Trust’s organizational documents or by law. Different share classes pay different distribution amounts to the extent the expenses of such share classes differ, and distributions in liquidation will be proportional to the net asset value of each share class. Each share class has its own expense and sales charge structure. The Fund offers each of the share classes identified below.
Class A shares are subject to a maximum front-end sales charge of 5.75% based on the initial investment amount. Class A shares purchased without an initial sales charge in accounts aggregating $1 million to $50 million at the time of purchase are subject to a contingent deferred sales charge (CDSC) if the shares are sold within 18 months after purchase, charged as follows: 1.00% CDSC if redeemed within 12 months after purchase, and 0.50% CDSC if redeemed more than 12, but less than 18, months after purchase.
Advisor Class shares are not subject to sales charges and are generally available only to omnibus retirement plans and certain investors as described in the Fund’s prospectus. Prior to November 1, 2017, Advisor Class shares were known as Class R4 shares.
Class C shares are subject to a 1.00% CDSC on shares redeemed within 12 months after purchase.
Institutional Class shares are not subject to sales charges and are generally available only to eligible investors, which are subject to different investment minimums as described in the Fund’s prospectus. Prior to November 1, 2017, Institutional Class shares were known as Class Z shares.
Institutional 2 Class shares are not subject to sales charges and are generally available only to investors purchasing through authorized investment professionals and omnibus retirement plans as described in the Fund’s prospectus. Prior to November 1, 2017, Institutional 2 Class shares were known as Class R5 shares.
Institutional 3 Class shares are not subject to sales charges and are available to institutional and certain other investors as described in the Fund’s prospectus. Prior to November 1, 2017, Institutional 3 Class shares were known as Class Y shares.
Class R shares are not subject to sales charges and are generally available only to certain retirement plans and other investors as described in the Fund’s prospectus.
Class T shares are subject to a maximum front-end sales charge of 2.50% per transaction and must be purchased through financial intermediaries that, by written agreement with Columbia Management Investment Distributors, Inc., are specifically authorized to sell Class T shares.
Note 2. Summary of significant accounting policies
Basis of preparation
The Fund is an investment company that applies the accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services - Investment Companies (ASC 946). The financial statements are prepared in accordance with U.S. generally accepted accounting principles (GAAP), which requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.
The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.
20	Columbia Global Dividend Opportunity Fund | Semiannual Report 2018

Notes to Financial Statements  (continued)
February 28, 2018 (Unaudited)
Security valuation
All equity securities are valued at the close of business of the New York Stock Exchange. Equity securities are valued at the last quoted sales price on the principal exchange or market on which they trade, except for securities traded on the NASDAQ Stock Market, which are valued at the NASDAQ official close price. Unlisted securities or listed securities for which there were no sales during the day are valued at the mean of the latest quoted bid and ask prices on such exchanges or markets.
Foreign equity securities are valued based on the closing price on the foreign exchange in which such securities are primarily traded. If any foreign equity security closing prices are not readily available, the securities are valued at the mean of the latest quoted bid and ask prices on such exchanges or markets. Foreign currency exchange rates are generally determined at 4:00 p.m. Eastern (U.S.) time. Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange; therefore, the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the New York Stock Exchange. In those situations, foreign securities will be fair valued pursuant to a policy adopted by the Board of Trustees, including, if available, utilizing a third party pricing service to determine these fair values. The third party pricing service takes into account multiple factors, including, but not limited to, movements in the U.S. securities markets, certain depositary receipts, futures contracts and foreign exchange rates that have occurred subsequent to the close of the foreign exchange or market, to determine a good faith estimate that reasonably reflects the current market conditions as of the close of the New York Stock Exchange. The fair value of a security is likely to be different from the quoted or published price, if available.
Investments in open-end investment companies, including money market funds, are valued at their latest net asset value.
Investments for which market quotations are not readily available, or that have quotations which management believes are not reflective of market value or reliable, are valued at fair value as determined in good faith under procedures approved by and under the general supervision of the Board of Trustees. If a security or class of securities (such as foreign securities) is valued at fair value, such value is likely to be different from the quoted or published price for the security.
The determination of fair value often requires significant judgment. To determine fair value, management may use assumptions including but not limited to future cash flows and estimated risk premiums. Multiple inputs from various sources may be used to determine fair value.
GAAP requires disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category. This information is disclosed following the Fund’s Portfolio of Investments.
Foreign currency transactions and translations
The values of all assets and liabilities denominated in foreign currencies are generally translated into U.S. dollars at exchange rates determined at the close of regular trading on the New York Stock Exchange. Net realized and unrealized gains (losses) on foreign currency transactions and translations include gains (losses) arising from the fluctuation in exchange rates between trade and settlement dates on securities transactions, gains (losses) arising from the disposition of foreign currency and currency gains (losses) between the accrual and payment dates on dividends, interest income and foreign withholding taxes.
For financial statement purposes, the Fund does not distinguish that portion of gains (losses) on investments which is due to changes in foreign exchange rates from that which is due to changes in market prices of the investments. Such fluctuations are included with the net realized and unrealized gains (losses) on investments in the Statement of Operations.
Security transactions
Security transactions are accounted for on the trade date. Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.
Income recognition
Corporate actions and dividend income are generally recorded net of any non-reclaimable tax withholdings, on the ex-dividend date or upon receipt of ex-dividend notification in the case of certain foreign securities.
Columbia Global Dividend Opportunity Fund | Semiannual Report 2018	21

Notes to Financial Statements  (continued)
February 28, 2018 (Unaudited)
The Fund may receive distributions from holdings in equity securities, business development companies (BDCs), exchange-traded funds (ETFs), limited partnerships (LPs), other regulated investment companies (RICs), and real estate investment trusts (REITs), which report information on the tax character of their distributions annually. These distributions are allocated to dividend income, capital gain and return of capital based on actual information reported. Return of capital is recorded as a reduction of the cost basis of securities held. If the Fund no longer owns the applicable securities, return of capital is recorded as a realized gain. With respect to REITs, to the extent actual information has not yet been reported, estimates for return of capital are made by the Fund’s management. Management’s estimates are subsequently adjusted when the actual character of the distributions is disclosed by the REITs, which could result in a proportionate change in return of capital to shareholders.
Awards from class action litigation are recorded as a reduction of cost basis if the Fund still owns the applicable securities on the payment date. If the Fund no longer owns the applicable securities, the proceeds are recorded as realized gains.
Expenses
General expenses of the Trust are allocated to the Fund and other funds of the Trust based upon relative net assets or other expense allocation methodologies determined by the nature of the expense. Expenses directly attributable to the Fund are charged to the Fund. Expenses directly attributable to a specific class of shares are charged to that share class.
Determination of class net asset value
All income, expenses (other than class-specific expenses, which are charged to that share class, as shown in the Statement of Operations) and realized and unrealized gains (losses) are allocated to each class of the Fund on a daily basis, based on the relative net assets of each class, for purposes of determining the net asset value of each class.
Federal income tax status
The Fund intends to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code, as amended, and will distribute substantially all of its investment company net taxable income and net capital gains, if any, for its tax year, and as such will not be subject to federal income taxes. In addition, the Fund intends to distribute in each calendar year substantially all of its ordinary income, capital gains net income and certain other amounts, if any, such that the Fund should not be subject to federal excise tax. Therefore, no federal income or excise tax provision is recorded.
Foreign taxes
The Fund may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. The Fund will accrue such taxes and recoveries, as applicable, based upon its current interpretation of tax rules and regulations that exist in the markets in which it invests.
Realized gains in certain countries may be subject to foreign taxes at the Fund level, based on statutory rates. The Fund accrues for such foreign taxes on realized and unrealized gains at the appropriate rate for each jurisdiction, as applicable. The amount, if any, is disclosed as a liability on the Statement of Assets and Liabilities.
Distributions to shareholders
Distributions from net investment income, if any, are declared and paid each calendar quarter. Net realized capital gains, if any, are distributed at least annually. Income distributions and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from GAAP.
Guarantees and indemnifications
Under the Trust’s organizational documents and, in some cases, by contract, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust or its funds. In addition, certain of the Fund’s contracts with its service providers contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Fund cannot be determined, and the Fund has no historical basis for predicting the likelihood of any such claims.
22	Columbia Global Dividend Opportunity Fund | Semiannual Report 2018

Notes to Financial Statements  (continued)
February 28, 2018 (Unaudited)
Recent accounting pronouncement
Accounting Standards Update 2017-08 Premium Amortization on Purchased Callable Debt Securities
In March 2017, the Financial Accounting Standards Board issued Accounting Standards Update (ASU) No. 2017-08 Premium Amortization on Purchased Callable Debt Securities. ASU No. 2017-08 updates the accounting standards to shorten the amortization period for certain purchased callable debt securities, held at a premium, to be amortized to the earliest call date. The update applies to securities with explicit, noncontingent call features that are callable at fixed prices and on preset dates. The standard is effective for annual periods beginning after December 15, 2018 and interim periods within those fiscal years. At this time, management is evaluating the implication of this guidance and the impact it will have on the financial statement amounts and footnote disclosures, if any.
Note 3. Fees and other transactions with affiliates
Management services fees
The Fund has entered into a Management Agreement with Columbia Management Investment Advisers, LLC (the Investment Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial). Under the Management Agreement, the Investment Manager provides the Fund with investment research and advice, as well as administrative and accounting services. The management services fee is an annual fee that is equal to a percentage of the Fund’s daily net assets that declines from 0.77% to 0.57% as the Fund’s net assets increase. The annualized effective management services fee rate for the six months ended February 28, 2018 was 0.76% of the Fund’s average daily net assets.
Participating Affiliates
The Investment Manager and its investment advisory affiliates (Participating Affiliates) around the world may coordinate in providing services to their clients. From time to time the Investment Manager (or any affiliated investment subadviser to the Fund, as the case may be) may engage its Participating Affiliates to provide a variety of services such as investment research, investment monitoring, trading and discretionary investment management (including portfolio management) to certain accounts managed by the Investment Manager, including the Fund. These Participating Affiliates will provide services to the Investment Manager (or any affiliated investment subadviser to the Fund as the case may be) either pursuant to subadvisory agreements, personnel-sharing agreements or similar inter-company arrangements and the Fund will pay no additional fees and expenses as a result of any such arrangements.
These Participating Affiliates, like the Investment Manager, are direct or indirect subsidiaries of Ameriprise Financial and are registered with appropriate respective regulators in their home jurisdictions and, where required, the Securities and Exchange Commission and the Commodity Futures Trading Commission in the United States.
Pursuant to some of these arrangements, certain employees of these Participating Affiliates may serve as "associated persons" of the Investment Manager and, in this capacity, subject to the oversight and supervision of the Investment Manager and consistent with the investment objectives, policies and limitations set forth in the Fund’s prospectus and Statement of Additional Information (SAI), may provide such services to the Fund on behalf of the Investment Manager.
Compensation of board members
Members of the Board of Trustees who are not officers or employees of the Investment Manager or Ameriprise Financial are compensated for their services to the Fund as disclosed in the Statement of Operations. These members of the Board of Trustees may participate in a Deferred Compensation Plan (the Plan) which may be terminated at any time. Obligations of the Plan will be paid solely out of the Fund’s assets, and all amounts payable under the Plan constitute a general unsecured obligation of the Fund.
Compensation of Chief Compliance Officer
The Board of Trustees has appointed a Chief Compliance Officer to the Fund in accordance with federal securities regulations. As disclosed in the Statement of Operations, a portion of the Chief Compliance Officer’s total compensation is allocated to the Fund, along with other allocations to affiliated funds governed by the Board of Trustees, based on relative net assets.
Columbia Global Dividend Opportunity Fund | Semiannual Report 2018	23

Notes to Financial Statements  (continued)
February 28, 2018 (Unaudited)
Transfer agency fees
Under a Transfer and Dividend Disbursing Agent Agreement, Columbia Management Investment Services Corp. (the Transfer Agent), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, is responsible for providing transfer agency services to the Fund. The Transfer Agent has contracted with DST Asset Manager Solutions, Inc. (DST) to serve as sub-transfer agent. The Transfer Agent pays the fees of DST for services as sub-transfer agent and DST is not entitled to reimbursement for such fees from the Fund (with the exception of out-of-pocket fees).
The Fund pays the Transfer Agent a monthly transfer agency fee based on the number or the average value of accounts, depending on the type of account. In addition, the Fund pays the Transfer Agent a fee for shareholder services based on the number of accounts or on a percentage of the average aggregate value of the Fund’s shares maintained in omnibus accounts up to the lesser of the amount charged by the financial intermediary or a cap established by the Board of Trustees from time to time.
The Transfer Agent also receives compensation from the Fund for various shareholder services and reimbursements for certain out-of-pocket fees. Total transfer agency fees for Institutional 2 Class and Institutional 3 Class shares are subject to an annual limitation of not more than 0.07% and 0.02%, respectively, of the average daily net assets attributable to each share class.
For the six months ended February 28, 2018, the Fund’s annualized effective transfer agency fee rates as a percentage of average daily net assets of each class were as follows:
Effective rate (%)
Class A	0.35
Advisor Class	0.35
Class C	0.35
Institutional Class	0.35
Institutional 2 Class	0.07
Institutional 3 Class	0.01
Class R	0.35
Class T	0.35
An annual minimum account balance fee of $20 may apply to certain accounts with a value below the applicable share class’s initial minimum investment requirements to reduce the impact of small accounts on transfer agency fees. These minimum account balance fees are remitted to the Fund and recorded as part of expense reductions in the Statement of Operations. For the six months ended February 28, 2018, no minimum account balance fees were charged by the Fund.
Distribution and service fees
The Fund has entered into an agreement with Columbia Management Investment Distributors, Inc. (the Distributor), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, for distribution and shareholder services. The Board of Trustees has approved, and the Fund has adopted, distribution and shareholder service plans (the Plans) applicable to certain share classes, which set the distribution and service fees for the Fund. These fees are calculated daily and are intended to compensate the Distributor and/or eligible selling and/or servicing agents for selling shares of the Fund and providing services to investors.
Under the Plans, the Fund pays a monthly service fee to the Distributor at the maximum annual rate of 0.25% of the average daily net assets attributable to Class A, Class C and Class T shares of the Fund. Also under the Plans, the Fund pays a monthly distribution fee to the Distributor at the maximum annual rates of 0.75%, 0.50% and 0.25% of the average daily net assets attributable to Class C, Class R and Class T shares of the Fund, respectively.
Although the Fund may pay a distribution fee up to 0.25% of the Fund’s average daily net assets attributable to Class T shares and a service fee of up to 0.25% of the Fund’s average daily net assets attributable to Class T shares, the aggregate fee shall not exceed 0.25% of the Fund’s average daily net assets attributable to Class T shares.
24	Columbia Global Dividend Opportunity Fund | Semiannual Report 2018

Notes to Financial Statements  (continued)
February 28, 2018 (Unaudited)
Sales charges
Sales charges, including front-end charges and CDSCs, received by the Distributor for distributing Fund shares for the six months ended February 28, 2018, if any, are listed below:
Amount ($)
Class A	23,294
Class C	25
Expenses waived/reimbursed by the Investment Manager and its affiliates
The Investment Manager and certain of its affiliates have contractually agreed to waive fees and/or reimburse expenses (excluding certain fees and expenses described below) for the period(s) disclosed below, unless sooner terminated at the sole discretion of the Board of Trustees, so that the Fund’s net operating expenses, after giving effect to fees waived/expenses reimbursed and any balance credits and/or overdraft charges from the Fund’s custodian, do not exceed the following annual rate(s) as a percentage of the class’ average daily net assets:
	January 1, 2018 through December 31, 2018	Prior to January 1, 2018
Class A	1.25%	1.30%
Advisor Class	1.00	1.05
Class C	2.00	2.05
Institutional Class	1.00	1.05
Institutional 2 Class	0.87	0.925
Institutional 3 Class	0.81	0.875
Class R	1.50	1.55
Class T	1.25	1.30
Under the agreement governing these fee waivers and/or expense reimbursement arrangements, the following fees and expenses are excluded from the waiver/reimbursement commitment, and therefore will be paid by the Fund, if applicable: taxes (including foreign transaction taxes), expenses associated with investments in affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange-traded funds), transaction costs and brokerage commissions, costs related to any securities lending program, dividend expenses associated with securities sold short, inverse floater program fees and expenses, transaction charges and interest on borrowed money, interest, infrequent and/or unusual expenses and any other expenses the exclusion of which is specifically approved by the Board of Trustees. This agreement may be modified or amended only with approval from the Investment Manager, certain of its affiliates and the Fund. Any fees waived and/or expenses reimbursed under the expense reimbursement arrangements described above are not recoverable by the Investment Manager or its affiliates in future periods.
Note 4. Federal tax information
The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP because of temporary or permanent book to tax differences.
At February 28, 2018, the approximate cost of all investments for federal income tax purposes and the aggregate gross approximate unrealized appreciation and depreciation based on that cost was:
Federal tax cost ($)	Gross unrealized appreciation ($)	Gross unrealized (depreciation) ($)	Net unrealized appreciation ($)
523,641,000	93,033,000	(20,213,000)	72,820,000
Tax cost of investments and unrealized appreciation/(depreciation) may also include timing differences that do not constitute adjustments to tax basis.
Columbia Global Dividend Opportunity Fund | Semiannual Report 2018	25

Notes to Financial Statements  (continued)
February 28, 2018 (Unaudited)
The following capital loss carryforwards, determined at August 31, 2017, may be available to reduce taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Internal Revenue Code. Capital loss carryforwards with no expiration are required to be utilized prior to any capital losses which carry an expiration date. As a result of this ordering rule, capital loss carryforwards which carry an expiration date may be more likely to expire unused.
2018 ($)	2019 ($)	No expiration short-term ($)	No expiration long-term ($)	Total ($)
—	—	17,051,810	—	17,051,810
Management of the Fund has concluded that there are no significant uncertain tax positions in the Fund that would require recognition in the financial statements. However, management’s conclusion may be subject to review and adjustment at a later date based on factors including, but not limited to, new tax laws, regulations, and administrative interpretations (including relevant court decisions). Generally, the Fund’s federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.
Note 5. Portfolio information
The cost of purchases and proceeds from sales of securities, excluding short-term investments and derivatives, if any, aggregated to $116,714,991 and $155,790,385, respectively, for the six months ended February 28, 2018. The amount of purchase and sale activity impacts the portfolio turnover rate reported in the Financial Highlights.
Note 6. Affiliated money market fund
The Fund invests in Columbia Short-Term Cash Fund, an affiliated money market fund established for the exclusive use by the Fund and other affiliated funds (the Affiliated MMF). The income earned by the Fund from such investments is included as Dividends - affiliated issuers in the Statement of Operations. As an investing fund, the Fund indirectly bears its proportionate share of the expenses of the Affiliated MMF. The Affiliated MMF prices its shares with a floating net asset value. In addition, the Board of Trustees of the Affiliated MMF may impose a fee on redemptions (sometimes referred to as a liquidity fee) or temporarily suspend redemptions (sometimes referred to as imposing a redemption gate) in the event its liquidity falls below regulatory limits.
Note 7. Line of credit
The Fund has access to a revolving credit facility with a syndicate of banks led by Citibank, N.A., HSBC Bank USA, N.A. and JPMorgan Chase Bank, N.A. whereby the Fund may borrow for the temporary funding of shareholder redemptions or for other temporary or emergency purposes. The credit facility, which is a collective agreement between the Fund and certain other funds managed by the Investment Manager, severally and not jointly, permits collective borrowings up to $1 billion. Interest is charged to each participating fund based on its borrowings at a rate equal to the higher of (i) the overnight federal funds rate plus 1.00% or (ii) the one-month LIBOR rate plus 1.00%. Each borrowing under the credit facility matures no later than 60 days after the date of borrowing. The Fund also pays a commitment fee equal to its pro rata share of the amount of the credit facility at a rate of 0.15% per annum. The commitment fee is included in other expenses in the Statement of Operations.
The Fund had no borrowings during the six months ended February 28, 2018.
Note 8. Significant risks
Financial sector risk
The Fund may be more susceptible to the particular risks that may affect companies in the financial services sector than if it were invested in a wider variety of companies in unrelated sectors. Companies in the financial services sector are subject to certain risks, including the risk of regulatory change, decreased liquidity in credit markets and unstable interest rates. Such companies may have concentrated portfolios, such as a high level of loans to real estate developers, which makes them vulnerable to economic conditions that affect that industry. Performance of such companies may be affected by competitive pressures and exposure to investments or agreements that, under certain circumstances, may lead to losses (e.g., subprime
26	Columbia Global Dividend Opportunity Fund | Semiannual Report 2018

Notes to Financial Statements  (continued)
February 28, 2018 (Unaudited)
loans). Companies in the financial services sector are subject to extensive governmental regulation that may limit the amount and types of loans and other financial commitments they can make, and interest rates and fees that they may charge. In addition, profitability of such companies is largely dependent upon the availability and the cost of capital.
Foreign securities and emerging market countries risk
Investing in foreign securities may include certain risks and considerations not typically associated with investing in U.S. securities, such as fluctuating currency values and changing local and regional economic, political and social conditions, which may result in greater market volatility. In addition, certain foreign securities may not be as liquid as U.S. securities. Investing in emerging markets may accentuate these risks. These countries are also more likely to experience high levels of inflation, deflation or currency devaluation which could hurt their economies and securities markets. To the extent that the Fund concentrates its investment exposure to any one or a few specific countries, the Fund will be particularly susceptible to the various conditions, events or other factors impacting those countries and may, therefore, have a greater risk than that of a fund which is more geographically diversified.
Shareholder concentration risk
At February 28, 2018, affiliated shareholders of record owned 11.9% of the outstanding shares of the Fund in one or more accounts. Subscription and redemption activity by concentrated accounts may have a significant effect on the operations of the Fund. In the case of a large redemption, the Fund may be forced to sell investments at inopportune times, including its liquid positions, which may result in Fund losses and the Fund holding a higher percentage of less liquid positions. Large redemptions could result in decreased economies of scale and increased operating expenses for non-redeeming Fund shareholders.
Note 9. Subsequent events
Management has evaluated the events and transactions that have occurred through the date the financial statements were issued and noted no items requiring adjustment of the financial statements or additional disclosure.
Note 10. Information regarding pending and settled legal proceedings
Ameriprise Financial and certain of its affiliates have historically been involved in a number of legal, arbitration and regulatory proceedings, including routine litigation, class actions, and governmental actions, concerning matters arising in connection with the conduct of their business activities. Ameriprise Financial believes that the Fund is not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the Fund or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Fund. Ameriprise Financial is required to make quarterly (10-Q), annual (10-K) and, as necessary, 8-K filings with the Securities and Exchange Commission (SEC) on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.
There can be no assurance that these matters, or the adverse publicity associated with them, will not result in increased Fund redemptions, reduced sale of Fund shares or other adverse consequences to the Fund. Further, although we believe proceedings are not likely to have a material adverse effect on the Fund or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Fund, these proceedings are subject to uncertainties and, as such, we are unable to estimate the possible loss or range of loss that may result. An adverse outcome in one or more of these proceedings could result in adverse judgments, settlements, fines, penalties or other relief that could have a material adverse effect on the consolidated financial condition or results of operations of Ameriprise Financial.
Columbia Global Dividend Opportunity Fund | Semiannual Report 2018	27

Additional information
The Fund mails one shareholder report to each shareholder address. If you would like more than one report, please call shareholder services at 800.345.6611 and additional reports will be sent to you.
Proxy voting policies and procedures
The policy of the Board of Trustees is to vote the proxies of the companies in which the Fund holds investments consistent with the procedures as stated in the Statement of Additional Information (SAI). You may obtain a copy of the SAI without charge by calling 800.345.6611; contacting your financial intermediary; visiting investor.columbiathreadneedleus.com; or searching the website of the Securities and Exchange Commission (SEC) at sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities is filed with the SEC by August 31st for the most recent 12-month period ending June 30th of that year, and is available without charge by visiting investor.columbiathreadneedleus.com, or searching the website of the SEC at sec.gov.
Quarterly schedule of investments
The Fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Form N-Q is available on the SEC’s website at sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 800.SEC.0330. The Fund’s complete schedule of portfolio holdings, as filed on Form N-Q, can also be obtained without charge, upon request, by calling 800.345.6611.
Additional Fund information
For more information about the Fund, please visit investor.columbiathreadneedleus.com or call 800.345.6611. Customer Service Representatives are available to answer your questions Monday through Friday from 8 a.m. to 7 p.m. Eastern time.
Fund investment manager
Columbia Management Investment Advisers, LLC
225 Franklin Street
Boston, MA 02110
Fund distributor
Columbia Management Investment Distributors, Inc.
225 Franklin Street
Boston, MA 02110
Fund transfer agent
Columbia Management Investment Services Corp.
P.O. Box 8081
Boston, MA 02266-8081
28	Columbia Global Dividend Opportunity Fund | Semiannual Report 2018

[THIS PAGE INTENTIONALLY LEFT BLANK]

Columbia Global Dividend Opportunity Fund
P.O. Box 8081
Boston, MA 02266-8081

Please read and consider the investment objectives, risks, charges and expenses for any fund carefully before investing. For a prospectus and summary prospectus, which contains this and other important information about the Fund, go to
investor.columbiathreadneedleus.com. The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.
Columbia Threadneedle Investments (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies. All rights reserved. Columbia Management Investment Distributors, Inc., 225 Franklin Street, Boston, MA 02110-2804
© 2018 Columbia Management Investment Advisers, LLC.
investor.columbiathreadneedleus.com
SAR154_08_H01_(04/18)

SemiAnnual Report
February 28, 2018
Columbia Global Technology Growth Fund
Not FDIC Insured • No bank guarantee • May lose value

President’s Message
Dear Shareholders,
The year 2017 was an extraordinary year in the financial markets. The S&P 500 Index didn’t experience a single down month and returned over 20% during the 12-month period. The index continued this trend into January 2018, which marked the fastest start for the index ever. Low volatility, which had been a feature of the U.S. equity market for the last several years, along with the surge in the S&P 500 Index, seemingly drove investor sentiment to very high levels. This arguably set the stage for an overdue correction, which we witnessed in February 2018.
A return to volatility
There have been few periods of market upheaval such as were experienced in the first part of 2018. While investors were taken by surprise by the sudden and pronounced market swings, the return to some level of volatility actually marked a resumption of relatively normal market conditions. Having said that, it’s important to distinguish between a good technical correction where excess enthusiasm in the marketplace is being let out, versus a real change in the underlying fundamentals – things like an underperforming economy or weaker corporate earnings. Our view is that the recent market volatility falls into the former category, and the fundamentals remain strong. We’re continuing to see improvements in global economic activity, and we’re seeing corporate earnings expectations continue to rise – and not just because of tax reform.
Consistency is more important than ever
It’s important to keep in mind that when it comes to long-term investing, it’s the destination, not the journey that matters most. If you have a financial goal that you’ve worked out with your financial advisor, and you have a good asset allocation plan to reach it, it’s a question of sticking with your plan rather than become focused on near-term volatility. Bouts of volatility are normal. After all, it’s hard to cross the ocean without hitting an occasional rough patch. You need to focus on the destination.
One final thought. In weathering volatility, it’s the consistency of the return that is essential. Investors who chase higher returns are usually the first to sell when an investment goes through a bad patch, and they therefore don’t tend to benefit from the recovery. More disciplined investors who perhaps panic less or not at all during periods of volatility, tend to have improved long-term results and are more likely to reach their financial goals. Nothing is more important to us than making sure those who have entrusted us to protect and grow their assets are able to do what matters most to them.
Your success is our priority. Talk to your financial advisor about how working with Columbia Threadneedle Investments may help you position your portfolio for consistent, sustainable outcomes, no matter the market conditions.
Sincerely,
Christopher O. Petersen
President, Columbia Funds
The S&P 500 Index, an unmanaged index, measures the performance of 500 widely held, large-capitalization U.S. stocks and is frequently used as a general measure of market performance. Past performance is no guarantee of future results.
Columbia Funds are distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.
© 2018 Columbia Management Investment Advisers, LLC. All rights reserved.
Columbia Global Technology Growth Fund   |  Semiannual Report 2018

Columbia Global Technology Growth Fund  |  Semiannual Report 2018

Fund at a Glance
(Unaudited)
Investment objective
Columbia Global Technology Growth Fund (the Fund) seeks capital appreciation, by investing, under normal market conditions, at least 80% of its total net assets (plus any borrowings for investment purposes) in stocks of technology companies that may benefit from technological improvements, advancements or developments.
Portfolio management
Rahul Narang
Portfolio Manager
Managed Fund since 2012
Morningstar style boxTM
The Morningstar Style Box is based on a fund’s portfolio holdings. For equity funds, the vertical axis shows the market capitalization of the stocks owned, and the horizontal axis shows investment style (value, blend, or growth). Information shown is based on the most recent data provided by Morningstar.
© 2018 Morningstar, Inc. All rights reserved. The Morningstar information contained herein: (1) is proprietary to Morningstar and/or its content providers; (2) may not be copied or distributed; and (3) is not warranted to be accurate, complete or timely. Neither Morningstar nor its content providers are responsible for any damages or losses arising from any use of this information.
Average annual total returns (%) (for the period ended February 28, 2018)
		Inception	6 Months cumulative	1 Year	5 Years	10 Years
Class A	Excluding sales charges	11/01/02	18.26	39.36	25.49	14.06
	Including sales charges		11.47	31.35	24.01	13.39
Advisor Class*		11/08/12	18.42	39.76	25.79	14.36
Class C	Excluding sales charges	10/13/03	17.82	38.31	24.54	13.22
	Including sales charges		16.82	37.31	24.54	13.22
Institutional Class		11/09/00	18.41	39.74	25.79	14.35
Institutional 2 Class*		11/08/12	18.47	39.85	25.96	14.43
Institutional 3 Class*		03/01/16	18.47	39.89	25.87	14.39
S&P Global 1200 Information Technology Index (Total Return)			17.05	37.90	20.94	12.89
Returns for Class A shares are shown with and without the maximum initial sales charge of 5.75%. Returns for Class C shares are shown with and without the 1.00% contingent deferred sales charge for the first year only. The Fund’s other share classes are not subject to sales charges and have limited eligibility. Effective November 1, 2017, Class R4, Class R5, Class Y and Class Z shares were renamed Advisor Class, Institutional 2 Class, Institutional 3 Class and Institutional Class shares, respectively. Please see the Fund’s prospectus for details. Performance for different share classes will vary based on differences in sales charges and fees associated with each share class. All results shown assume reinvestment of distributions during the period. Returns do not reflect the deduction of taxes that a shareholder may pay on Fund distributions or on the redemption of Fund shares. Performance results reflect the effect of any fee waivers or reimbursements of Fund expenses by Columbia Management Investment Advisers, LLC and/or any of its affiliates. Absent these fee waivers or expense reimbursement arrangements, performance results would have been lower.
The performance information shown represents past performance and is not a guarantee of future results. The investment return and principal value of your investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance information shown. You may obtain performance information current to the most recent month-end by contacting your financial intermediary, visiting investor.columbiathreadneedleus.com or calling 800.345.6611.
*	The returns shown for periods prior to the share class inception date (including returns for the Life of the Fund, if shown, which are since Fund inception) include the returns of the Fund’s oldest share class. These returns are adjusted to reflect any higher class-related operating expenses of the newer share classes, as applicable. Please visit investor.columbiathreadneedleus.com/investment-products/mutual-funds/appended-performance for more information.
The Fund’s performance prior to July 2014 reflects returns achieved pursuant to different principal investment strategies. If the Fund’s current strategies had been in place for the prior periods, results shown may have been different.
Effective September 30, 2017, the Fund compares its performance to the S&P Global 1200 Information Technology Index (Total Return). Prior to this date, the Fund compared its performance to that of the ICE BofA Merrill Lynch 100 Technology Index. The Fund’s investment manager recommended this change because the Fund was notified that the ICE BofA Merrill Lynch 100 Technology Index would be discontinued on October 13, 2017.
The S&P Global 1200 Information Technology Index (Total Return) is a float-adjusted, market-cap-weighted index consisting of all members of the S&P Global 1200 that are classified within the GICS Information Technology sector.
Indices are not available for investment, are not professionally managed and do not reflect sales charges, fees, brokerage commissions, taxes or other expenses of investing. Securities in the Fund may not match those in an index.
2	Columbia Global Technology Growth Fund | Semiannual Report 2018

Fund at a Glance   (continued)
(Unaudited)
Top 10 holdings (%) (at February 28, 2018)
Microsoft Corp. (United States)	5.8
Alphabet, Inc., Class A (United States)	5.5
Apple, Inc. (United States)	4.8
Amazon.com, Inc. (United States)	4.3
Facebook, Inc., Class A (United States)	3.7
Visa, Inc., Class A (United States)	3.0
Lam Research Corp. (United States)	2.6
Micron Technology, Inc. (United States)	2.4
Tencent Holdings Ltd. (China)	2.3
Cisco Systems, Inc. (United States)	2.2
Percentages indicated are based upon total investments (excluding Money Market Funds).
For further detail about these holdings, please refer to the section entitled “Portfolio of Investments.”
Fund holdings are as of the date given, are subject to change at any time, and are not recommendations to buy or sell any security.
Equity sector breakdown (%) (at February 28, 2018)
Consumer Discretionary	6.9
Industrials	0.5
Information Technology	91.9
Real Estate	0.7
Total	100.0
Percentages indicated are based upon total equity investments. The Fund’s portfolio composition is subject to change.
Country breakdown (%) (at February 28, 2018)
Brazil	0.5
China	5.2
Finland	0.2
France	0.3
Germany	0.7
Guernsey	0.5
Israel	0.3
Japan	2.3
Jersey	0.2
Netherlands	1.9
Russian Federation	0.2
Singapore	2.5
South Africa	0.2
South Korea	1.9
Spain	0.3
Switzerland	0.6
Taiwan	1.9
United Kingdom	0.1
United States(a)	80.2
Total	100.0

(a)	Includes investments in Money Market Funds.
Country breakdown is based primarily on issuer’s place of organization/incorporation. Percentages indicated are based upon total investments. The Fund’s portfolio composition is subject to change.
The Fund may use place of organization/incorporation or other factors in determining whether an issuer is domestic (U.S.) or foreign for purposes of its investment policies. At February 28, 2018, the Fund invested at least 40% of its net assets in foreign companies in accordance with its principal investment strategy.

Columbia Global Technology Growth Fund | Semiannual Report 2018	3

Understanding Your Fund’s Expenses
(Unaudited)
As an investor, you incur two types of costs. There are transaction costs, which generally include sales charges on purchases and may include redemption fees. There are also ongoing costs, which generally include management fees, distribution and/or service fees, and other fund expenses. The following information is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to help you compare these costs with the ongoing costs of investing in other mutual funds.
Analyzing your Fund’s expenses
To illustrate these ongoing costs, we have provided examples and calculated the expenses paid by investors in each share class of the Fund during the period. The actual and hypothetical information in the table is based on an initial investment of $1,000 at the beginning of the period indicated and held for the entire period. Expense information is calculated two ways and each method provides you with different information. The amount listed in the “Actual” column is calculated using the Fund’s actual operating expenses and total return for the period. You may use the Actual information, together with the amount invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the results by the expenses paid during the period under the “Actual” column. The amount listed in the “Hypothetical” column assumes a 5% annual rate of return before expenses (which is not the Fund’s actual return) and then applies the Fund’s actual expense ratio for the period to the hypothetical return. You should not use the hypothetical account values and expenses to estimate either your actual account balance at the end of the period or the expenses you paid during the period. See “Compare with other funds” below for details on how to use the hypothetical data.
Compare with other funds
Since all mutual funds are required to include the same hypothetical calculations about expenses in shareholder reports, you can use this information to compare the ongoing cost of investing in the Fund with other funds. To do so, compare the hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. As you compare hypothetical examples of other funds, it is important to note that hypothetical examples are meant to highlight the ongoing costs of investing in a fund only and do not reflect any transaction costs, such as sales charges, or redemption or exchange fees. Therefore, the hypothetical calculations are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. If transaction costs were included in these calculations, your costs would be higher.
September 1, 2017 — February 28, 2018
	Account value at the beginning of the period ($)		Account value at the end of the period ($)		Expenses paid during the period ($)		Fund’s annualized expense ratio (%)
	Actual	Hypothetical	Actual	Hypothetical	Actual	Hypothetical	Actual
Class A	1,000.00	1,000.00	1,182.60	1,018.55	6.82	6.31	1.26
Advisor Class (formerly Class R4)	1,000.00	1,000.00	1,184.20	1,019.79	5.47	5.06	1.01
Class C	1,000.00	1,000.00	1,178.20	1,014.83	10.86	10.04	2.01
Institutional Class (formerly Class Z)	1,000.00	1,000.00	1,184.10	1,019.79	5.47	5.06	1.01
Institutional 2 Class (formerly Class R5)	1,000.00	1,000.00	1,184.70	1,020.08	5.15	4.76	0.95
Institutional 3 Class (formerly Class Y)	1,000.00	1,000.00	1,184.70	1,020.33	4.88	4.51	0.90
Expenses paid during the period are equal to the annualized expense ratio for each class as indicated above, multiplied by the average account value over the period and then multiplied by the number of days in the Fund’s most recent fiscal half year and divided by 365.
Expenses do not include fees and expenses incurred indirectly by the Fund from its investment in underlying funds, including affiliated and non-affiliated pooled investment vehicles, such as mutual funds and exchange-traded funds.
4	Columbia Global Technology Growth Fund | Semiannual Report 2018

Portfolio of Investments
February 28, 2018 (Unaudited)
(Percentages represent value of investments compared to net assets)
Common Stocks 99.1%
Issuer	Shares	Value ($)
Brazil 0.6%
Pagseguro Digital Ltd., Class A(a)	183,834	5,926,808
China 5.2%
Alibaba Group Holding Ltd., ADR(a)	100,948	18,790,461
Baidu, Inc., ADR(a)	24,524	6,188,386
Ctrip.com International Ltd., ADR(a)	51,266	2,357,211
NetEase, Inc., ADR	9,992	2,931,153
Tencent Holdings Ltd.	448,600	24,542,242
Weibo Corp., ADR(a)	13,005	1,671,403
Total		56,480,856
Finland 0.2%
Nokia OYJ, ADR	413,933	2,400,811
France 0.3%
Capgemini SE	26,051	3,247,136
Germany 0.7%
SAP SE, ADR	67,808	7,085,936
Guernsey 0.5%
Amdocs Ltd.	81,485	5,360,898
Israel 0.3%
Check Point Software Technologies Ltd.(a)	34,089	3,541,506
Japan 2.3%
Fujitsu Ltd.	406,000	2,422,845
Keyence Corp.	11,900	7,206,647
Kyocera Corp.	28,800	1,698,600
Nintendo Co., Ltd.	9,900	4,513,012
Omron Corp.	28,400	1,671,408
Renesas Electronics Corp.(a)	216,300	2,473,555
Rohm Co., Ltd.	27,300	2,867,415
Yaskawa Electric Corp.	33,200	1,527,087
Total		24,380,569
Jersey 0.2%
Aptiv PLC	22,032	2,012,183
Netherlands 1.9%
ASML Holding NV	52,138	10,187,244
NXP Semiconductors NV(a)	18,055	2,250,736
STMicroelectronics NV, Registered Shares	343,231	7,825,667
Total		20,263,647
Common Stocks (continued)
Issuer	Shares	Value ($)
Russian Federation 0.2%
Yandex NV, Class A(a)	50,881	2,090,700
Singapore 2.5%
Broadcom Ltd.	91,609	22,577,954
Flex Ltd.(a)	241,645	4,373,775
Total		26,951,729
South Africa 0.2%
MiX Telematics Ltd., ADR	196,462	2,612,945
South Korea 1.9%
NAVER Corp.	3,005	2,225,415
Samsung Electronics Co., Ltd.	8,418	18,292,895
Total		20,518,310
Spain 0.3%
Amadeus IT Group SA, Class A	45,670	3,352,901
Switzerland 0.6%
TE Connectivity Ltd.	64,616	6,661,263
Taiwan 1.9%
Taiwan Semiconductor Manufacturing Co., Ltd., ADR	465,026	20,158,877
United Kingdom 0.1%
Sage Group PLC (The)	151,254	1,434,201
United States 79.2%
Accenture PLC, Class A	51,531	8,297,006
ACM Research, Inc., Class A(a)	456,639	3,105,145
Activision Blizzard, Inc.	186,277	13,622,437
Adobe Systems, Inc.(a)	67,107	14,034,087
Advanced Micro Devices, Inc.(a)	210,636	2,550,802
Akamai Technologies, Inc.(a)	50,517	3,407,877
Alphabet, Inc., Class A(a)	53,707	59,288,231
Altair Engineering, Inc., Class A(a)	64,308	1,692,587
Amazon.com, Inc.(a)	30,246	45,745,563
Amphenol Corp., Class A	92,432	8,447,360
Analog Devices, Inc.	61,852	5,575,958
ANSYS, Inc.(a)	13,007	2,080,340
Apple, Inc.	285,576	50,866,797
Applied Materials, Inc.	284,874	16,405,894
Aquantia Corp.(a)	308,068	4,251,338
Arista Networks, Inc.(a)	8,762	2,363,462

The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Global Technology Growth Fund | Semiannual Report 2018	5

Portfolio of Investments  (continued)
February 28, 2018 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Autodesk, Inc.(a)	53,067	6,233,780
Automatic Data Processing, Inc.	27,090	3,124,019
Blackhawk Network Holdings, Inc.(a)	4,472	200,122
Booking Holdings, Inc.(a)	3,291	6,694,026
CA, Inc.	87,218	3,061,352
Cadence Design Systems, Inc.(a)	42,065	1,630,860
Cavium, Inc.(a)	50,407	4,488,239
CDW Corp.	51,162	3,731,245
Cisco Systems, Inc.	515,471	23,082,791
Citrix Systems, Inc.(a)	56,396	5,188,432
Cognizant Technology Solutions Corp., Class A	73,685	6,043,644
Comcast Corp., Class A	77,034	2,789,401
Corning, Inc.	162,427	4,723,377
DXC Technology Co.	65,729	6,739,852
eBay, Inc.(a)	138,016	5,915,366
Electronic Arts, Inc.(a)	69,067	8,543,588
Electronics for Imaging, Inc.(a)	53,098	1,454,354
Ellie Mae, Inc.(a)	30,319	2,688,386
Equinix, Inc.	9,919	3,889,240
Expedia, Inc.	32,151	3,381,321
Facebook, Inc., Class A(a)	221,289	39,460,254
Fidelity National Information Services, Inc.	70,396	6,841,083
First Data Corp., Class A(a)	119,518	1,866,871
Fiserv, Inc.(a)	45,872	6,577,586
FleetCor Technologies, Inc.(a)	25,121	5,022,441
Gartner, Inc.(a)	22,132	2,509,990
Guidewire Software, Inc.(a)	49,228	3,953,993
Harris Corp.	33,779	5,274,591
HP, Inc.	313,023	7,321,608
Ichor Holdings Ltd.(a)	147,784	3,818,739
Intel Corp.	311,096	15,333,922
International Business Machines Corp.	63,270	9,859,364
Intuit, Inc.	55,177	9,206,834
KLA-Tencor Corp.	29,290	3,318,850
Lam Research Corp.	143,178	27,470,131
Lattice Semiconductor Corp.(a)	323,479	1,944,109
Leidos Holdings, Inc.	34,964	2,213,571
Marvell Technology Group Ltd.	212,288	4,986,645
MasterCard, Inc., Class A	94,141	16,546,222
Common Stocks (continued)
Issuer	Shares	Value ($)
Maxim Integrated Products, Inc.	88,533	5,395,201
Microchip Technology, Inc.	113,626	10,104,760
Micron Technology, Inc.(a)	536,780	26,200,232
Microsemi Corp.(a)	61,750	4,007,575
Microsoft Corp.	664,029	62,265,999
Motorola Solutions, Inc.	69,012	7,325,624
NetApp, Inc.	89,865	5,441,326
Netflix, Inc.(a)	38,466	11,208,223
NVIDIA Corp.	90,897	21,997,074
Oracle Corp.	195,798	9,921,085
PayPal Holdings, Inc.(a)	123,402	9,799,353
PTC, Inc.(a)	27,067	1,996,462
QUALCOMM, Inc.	108,400	7,046,000
Red Hat, Inc.(a)	54,674	8,058,948
Salesforce.com, Inc.(a)	141,592	16,460,070
SBA Communications Corp.(a)	20,703	3,255,961
Seagate Technology PLC	20,550	1,097,370
ServiceNow, Inc.(a)	39,499	6,359,734
Silicon Laboratories, Inc.(a)	20,852	1,949,662
Skyworks Solutions, Inc.	54,791	5,985,917
SMART Global Holdings, Inc.(a)	104,236	3,619,074
Splunk, Inc.(a)	63,111	5,881,945
Square, Inc., Class A(a)	83,354	3,838,452
Synopsys, Inc.(a)	143,076	12,114,245
Tableau Software, Inc., Class A(a)	44,901	3,667,065
Texas Instruments, Inc.	104,813	11,356,488
Total System Services, Inc.	47,929	4,215,356
Trimble Navigation Ltd.(a)	78,821	2,989,680
Universal Display Corp.	29,530	3,832,994
VeriSign, Inc.(a)	57,529	6,674,515
Visa, Inc., Class A	259,083	31,851,664
VMware, Inc., Class A(a)	43,546	5,737,185
Western Digital Corp.	39,086	3,402,045
Workday, Inc., Class A(a)	34,462	4,365,301
Worldpay, Inc., Class A(a)	40,582	3,298,505
Xilinx, Inc.	47,165	3,360,506
Total		854,946,679
Total Common Stocks (Cost $642,292,437)		1,069,427,955

The accompanying Notes to Financial Statements are an integral part of this statement.
6	Columbia Global Technology Growth Fund | Semiannual Report 2018

Portfolio of Investments  (continued)
February 28, 2018 (Unaudited)
Money Market Funds 1.4%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 1.544%(b),(c)	14,813,835	14,812,353
Total Money Market Funds (Cost $14,812,846)		14,812,353
Total Investments (Cost $657,105,283)		1,084,240,308
Other Assets & Liabilities, Net		(5,027,747)
Net Assets		$1,079,212,561
Notes to Portfolio of Investments
(a)	Non-income producing investment.
(b)	The rate shown is the seven-day current annualized yield at February 28, 2018.
(c)	As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended February 28, 2018 are as follows:

Issuer	Beginning shares	Shares purchased	Shares sold	Ending shares	Realized gain (loss) — affiliated issuers ($)	Net change in unrealized appreciation (depreciation) — affiliated issuers ($)	Dividends — affiliated issuers ($)	Value — affiliated issuers at end of period ($)
Columbia Short-Term Cash Fund, 1.544%
	17,826,930	103,194,408	(106,207,503)	14,813,835	(202)	(1,544)	99,167	14,812,353
Abbreviation Legend
ADR	American Depositary Receipt
Fair value measurements
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
¦	Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date. Valuation adjustments are not applied to Level 1 investments.
¦	Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
¦	Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Foreign equity securities actively traded in markets where there is a significant delay in the local close relative to the New York Stock Exchange are classified as Level 2. The values of these securities may include an adjustment to reflect the impact of significant market movements following the close of local trading, as described in Note 2 to the financial statements – Security valuation.
Certain investments that have been measured at fair value using the net asset value (NAV) per share (or its equivalent) are not categorized in the fair value hierarchy. The fair value amounts presented in the table are intended to reconcile the fair value hierarchy to the amounts presented in the Portfolio of Investments. The Columbia Short-Term Cash Fund seeks to provide shareholders with maximum current income consistent with liquidity and stability of principal. Columbia Short-Term Cash Fund prices its shares with a floating NAV and no longer seeks to maintain a stable NAV.
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Global Technology Growth Fund | Semiannual Report 2018	7

Portfolio of Investments  (continued)
February 28, 2018 (Unaudited)
Fair value measurements  (continued)
Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.
Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.
The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.
For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions. The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value. This data is also used to corroborate, when available, information received from approved pricing vendors and brokers. Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.
The following table is a summary of the inputs used to value the Fund’s investments at February 28, 2018:
	Level 1 quoted prices in active markets for identical assets ($)	Level 2 other significant observable inputs ($)	Level 3 significant unobservable inputs ($)	Investments measured at net asset value ($)	Total ($)
Investments
Common Stocks
Brazil	5,926,808	—	—	—	5,926,808
China	31,938,614	24,542,242	—	—	56,480,856
Finland	2,400,811	—	—	—	2,400,811
France	—	3,247,136	—	—	3,247,136
Germany	7,085,936	—	—	—	7,085,936
Guernsey	5,360,898	—	—	—	5,360,898
Israel	3,541,506	—	—	—	3,541,506
Japan	—	24,380,569	—	—	24,380,569
Jersey	2,012,183	—	—	—	2,012,183
Netherlands	20,263,647	—	—	—	20,263,647
Russian Federation	2,090,700	—	—	—	2,090,700
Singapore	26,951,729	—	—	—	26,951,729
South Africa	2,612,945	—	—	—	2,612,945
South Korea	—	20,518,310	—	—	20,518,310
Spain	—	3,352,901	—	—	3,352,901
Switzerland	6,661,263	—	—	—	6,661,263
Taiwan	20,158,877	—	—	—	20,158,877
United Kingdom	—	1,434,201	—	—	1,434,201
United States	854,946,679	—	—	—	854,946,679
Total Common Stocks	991,952,596	77,475,359	—	—	1,069,427,955
Money Market Funds	—	—	—	14,812,353	14,812,353
Total Investments	991,952,596	77,475,359	—	14,812,353	1,084,240,308
See the Portfolio of Investments for all investment classifications not indicated in the table.
The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets. These assets include certain foreign securities for which a third party statistical pricing service may be employed for purposes of fair market valuation. The model utilized by such third party statistical pricing service takes into account a security’s correlation to available market data including, but not limited to, intraday index, ADR, and exchange-traded fund movements.
The accompanying Notes to Financial Statements are an integral part of this statement.
8	Columbia Global Technology Growth Fund | Semiannual Report 2018

Portfolio of Investments  (continued)
February 28, 2018 (Unaudited)
Fair value measurements  (continued)
There were no transfers of financial assets between levels during the period.
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Global Technology Growth Fund | Semiannual Report 2018	9

Statement of Assets and Liabilities
February 28, 2018 (Unaudited)
Assets
Investments in securities, at value
Unaffiliated issuers (cost $642,292,437)	$1,069,427,955
Affiliated issuers (cost $14,812,846)	14,812,353
Receivable for:
Investments sold	550,713
Capital shares sold	3,726,692
Dividends	1,029,181
Foreign tax reclaims	11,259
Prepaid expenses	2,069
Trustees’ deferred compensation plan	53,256
Other assets	20,801
Total assets	1,089,634,279
Liabilities
Payable for:
Investments purchased	2,058,464
Capital shares purchased	8,142,570
Management services fees	25,066
Distribution and/or service fees	5,418
Transfer agent fees	111,663
Compensation of board members	1,065
Compensation of chief compliance officer	42
Other expenses	24,174
Trustees’ deferred compensation plan	53,256
Total liabilities	10,421,718
Net assets applicable to outstanding capital stock	$1,079,212,561
Represented by
Paid in capital	633,043,646
Excess of distributions over net investment income	(1,930,377)
Accumulated net realized gain	20,965,992
Unrealized appreciation (depreciation) on:
Investments - unaffiliated issuers	427,135,518
Investments - affiliated issuers	(493)
Foreign currency translations	(1,725)
Total - representing net assets applicable to outstanding capital stock	$1,079,212,561
The accompanying Notes to Financial Statements are an integral part of this statement.
10	Columbia Global Technology Growth Fund | Semiannual Report 2018

Statement of Assets and Liabilities  (continued)
February 28, 2018 (Unaudited)
Class A
Net assets	$305,832,984
Shares outstanding	9,359,943
Net asset value per share	$32.67
Maximum offering price per share(a)	$34.66
Advisor Class(b)
Net assets	$28,667,590
Shares outstanding	834,167
Net asset value per share	$34.37
Class C
Net assets	$120,687,039
Shares outstanding	4,101,982
Net asset value per share	$29.42
Institutional Class(c)
Net assets	$492,836,887
Shares outstanding	14,525,848
Net asset value per share	$33.93
Institutional 2 Class(d)
Net assets	$74,537,967
Shares outstanding	2,155,668
Net asset value per share	$34.58
Institutional 3 Class(e)
Net assets	$56,650,094
Shares outstanding	1,634,417
Net asset value per share	$34.66

(a)	The maximum offering price per share is calculated by dividing the net asset value per share by 1.0 minus the maximum sales charge of 5.75% for Class A shares.
(b)	Prior to November 1, 2017, Advisor Class shares were known as Class R4 shares.
(c)	Prior to November 1, 2017, Institutional Class shares were known as Class Z shares.
(d)	Prior to November 1, 2017, Institutional 2 Class shares were known as Class R5 shares.
(e)	Prior to November 1, 2017, Institutional 3 Class shares were known as Class Y shares.
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Global Technology Growth Fund | Semiannual Report 2018	11

Statement of Operations
Six Months Ended February 28, 2018 (Unaudited)
Net investment income
Income:
Dividends — unaffiliated issuers	$3,942,365
Dividends — affiliated issuers	99,167
Foreign taxes withheld	(50,002)
Total income	3,991,530
Expenses:
Management services fees	3,982,921
Distribution and/or service fees
Class A	328,264
Class C	522,775
Transfer agent fees
Class A	166,680
Advisor Class(a)	13,121
Class C	66,349
Institutional Class(b)	283,662
Institutional 2 Class(c)	16,827
Institutional 3 Class(d)	2,104
Compensation of board members	15,455
Custodian fees	15,825
Printing and postage fees	25,564
Registration fees	89,952
Audit fees	17,183
Legal fees	10,402
Compensation of chief compliance officer	166
Other	15,962
Total expenses	5,573,212
Net investment loss	(1,581,682)
Realized and unrealized gain (loss) — net
Net realized gain (loss) on:
Investments — unaffiliated issuers	31,180,989
Investments — affiliated issuers	(202)
Foreign currency translations	(56,830)
Net realized gain	31,123,957
Net change in unrealized appreciation (depreciation) on:
Investments — unaffiliated issuers	127,560,410
Investments — affiliated issuers	(1,544)
Foreign currency translations	(1,720)
Net change in unrealized appreciation (depreciation)	127,557,146
Net realized and unrealized gain	158,681,103
Net increase in net assets resulting from operations	$157,099,421

(a)	Prior to November 1, 2017, Advisor Class shares were known as Class R4 shares.
(b)	Prior to November 1, 2017, Institutional Class shares were known as Class Z shares.
(c)	Prior to November 1, 2017, Institutional 2 Class shares were known as Class R5 shares.
(d)	Prior to November 1, 2017, Institutional 3 Class shares were known as Class Y shares.
The accompanying Notes to Financial Statements are an integral part of this statement.
12	Columbia Global Technology Growth Fund | Semiannual Report 2018

Statement of Changes in Net Assets
	Six Months Ended February 28, 2018 (Unaudited)	Year Ended August 31, 2017
Operations
Net investment loss	$(1,581,682)	$(1,646,978)
Net realized gain	31,123,957	30,281,346
Net change in unrealized appreciation (depreciation)	127,557,146	166,605,379
Net increase in net assets resulting from operations	157,099,421	195,239,747
Distributions to shareholders
Net realized gains
Class A	(9,039,993)	(643,027)
Advisor Class(a)	(765,620)	(20,824)
Class B(b)	—	(563)
Class C	(3,335,038)	(265,622)
Class I(c)	—	(113,336)
Institutional Class(d)	(15,778,111)	(848,799)
Institutional 2 Class(e)	(2,022,287)	(74,428)
Institutional 3 Class(f)	(1,724,744)	(2,578)
Total distributions to shareholders	(32,665,793)	(1,969,177)
Increase in net assets from capital stock activity	135,726,806	102,667,496
Total increase in net assets	260,160,434	295,938,066
Net assets at beginning of period	819,052,127	523,114,061
Net assets at end of period	$1,079,212,561	$819,052,127
Excess of distributions over net investment income	$(1,930,377)	$(348,695)

(a)	Prior to November 1, 2017, Advisor Class shares were known as Class R4 shares.
(b)	Effective July 17, 2017, Class B shares were automatically converted to Class A shares.
(c)	Effective March 27, 2017, Class I shares were redeemed or exchanged for Institutional 3 Class shares.
(d)	Prior to November 1, 2017, Institutional Class shares were known as Class Z shares.
(e)	Prior to November 1, 2017, Institutional 2 Class shares were known as Class R5 shares.
(f)	Prior to November 1, 2017, Institutional 3 Class shares were known as Class Y shares.
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Global Technology Growth Fund | Semiannual Report 2018	13

Statement of Changes in Net Assets   (continued)
	Six Months Ended		Year Ended
	February 28, 2018 (Unaudited)		August 31, 2017
	Shares	Dollars ($)	Shares	Dollars ($)
Capital stock activity
Class A(a)
Subscriptions (b)	2,475,755	77,259,647	4,781,457	117,817,284
Distributions reinvested	273,655	8,335,524	27,330	602,083
Redemptions	(1,385,106)	(42,884,776)	(4,612,271)	(112,251,153)
Net increase	1,364,304	42,710,395	196,516	6,168,214
Advisor Class(c)
Subscriptions	602,504	19,610,682	605,381	15,111,546
Distributions reinvested	23,911	765,620	901	20,824
Redemptions	(245,823)	(7,861,470)	(478,457)	(11,118,179)
Net increase	380,592	12,514,832	127,825	4,014,191
Class B(a)
Subscriptions	—	—	492	10,853
Distributions reinvested	—	—	25	507
Redemptions (b)	—	—	(14,679)	(313,385)
Net decrease	—	—	(14,162)	(302,025)
Class C
Subscriptions	790,184	22,227,302	1,439,245	31,749,242
Distributions reinvested	101,583	2,790,479	9,956	198,819
Redemptions	(364,799)	(10,189,546)	(1,025,474)	(22,909,928)
Net increase	526,968	14,828,235	423,727	9,038,133
Class I(d)
Subscriptions	—	—	10,072	264,513
Distributions reinvested	—	—	4,723	113,296
Redemptions	—	—	(1,609,322)	(42,630,505)
Net decrease	—	—	(1,594,527)	(42,252,696)
Institutional Class(e)
Subscriptions	2,905,283	94,414,057	6,898,209	174,382,444
Distributions reinvested	343,383	10,854,349	21,544	491,843
Redemptions	(2,134,763)	(69,800,230)	(4,162,793)	(101,752,191)
Net increase	1,113,903	35,468,176	2,756,960	73,122,096
Institutional 2 Class(f)
Subscriptions	852,995	28,000,428	1,007,560	26,885,189
Distributions reinvested	62,779	2,022,118	3,202	74,416
Redemptions	(273,323)	(9,017,710)	(325,770)	(8,461,255)
Net increase	642,451	21,004,836	684,992	18,498,350
Institutional 3 Class(d),(g)
Subscriptions	402,887	13,162,200	1,487,235	39,172,350
Distributions reinvested	53,409	1,724,593	110	2,568
Redemptions	(171,365)	(5,686,461)	(168,042)	(4,793,685)
Net increase	284,931	9,200,332	1,319,303	34,381,233
Total net increase	4,313,149	135,726,806	3,900,634	102,667,496

(a)	Effective July 17, 2017, Class B shares were automatically converted to Class A shares.
(b)	Includes conversions of Class B shares to Class A shares, if any.
(c)	Prior to November 1, 2017, Advisor Class shares were known as Class R4 shares.
(d)	Effective March 27, 2017, Class I shares were redeemed or exchanged for Institutional 3 Class shares.
(e)	Prior to November 1, 2017, Institutional Class shares were known as Class Z shares.
(f)	Prior to November 1, 2017, Institutional 2 Class shares were known as Class R5 shares.
(g)	Prior to November 1, 2017, Institutional 3 Class shares were known as Class Y shares.
The accompanying Notes to Financial Statements are an integral part of this statement.
14	Columbia Global Technology Growth Fund | Semiannual Report 2018

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Columbia Global Technology Growth Fund | Semiannual Report 2018	15

Financial Highlights
The following table is intended to help you understand the Fund’s financial performance. Certain information reflects financial results for a single share of a class held for the periods shown. Per share net investment income (loss) amounts are calculated based on average shares outstanding during the period. Total return assumes reinvestment of all dividends and distributions, if any. Total return does not reflect payment of sales charges, if any. Total return and portfolio turnover are not annualized for periods of less than one year. The portfolio turnover rate is calculated without regard to purchase and sales transactions of short-term instruments and certain derivatives, if any. If such transactions were included, the Fund’s portfolio turnover rate may be higher.
Year ended (except as noted)	Net asset value, beginning of period	Net investment income (loss)	Net realized and unrealized gain	Total from investment operations	Distributions from net investment income	Distributions from net realized gains
Class A
2/28/2018 (c)	$28.59	(0.06)	5.20	5.14	—	(1.06)
8/31/2017	$21.19	(0.08)	7.56	7.48	—	(0.08)
8/31/2016	$18.36	(0.04)	3.22	3.18	—	(0.35)
8/31/2015	$18.18	(0.07)	1.10	1.03	(0.09)	(0.76)
8/31/2014	$13.47	(0.09)	4.80	4.71	—	—
8/31/2013	$10.87	(0.04)	2.64	2.60	—	—
Advisor Class(f)
2/28/2018 (c)	$30.05	(0.02)	5.47	5.45	—	(1.13)
8/31/2017	$22.21	(0.02)	7.94	7.92	—	(0.08)
8/31/2016	$19.19	0.01	3.36	3.37	—	(0.35)
8/31/2015	$18.92	(0.04)	1.17	1.13	(0.10)	(0.76)
8/31/2014	$13.99	(0.06)	4.99	4.93	—	—
8/31/2013 (g)	$10.73	(0.03)	3.29	3.26	—	—
Class C
2/28/2018 (c)	$25.78	(0.16)	4.69	4.53	—	(0.89)
8/31/2017	$19.26	(0.24)	6.84	6.60	—	(0.08)
8/31/2016	$16.84	(0.17)	2.94	2.77	—	(0.35)
8/31/2015	$16.82	(0.20)	1.02	0.82	(0.04)	(0.76)
8/31/2014	$12.55	(0.20)	4.47	4.27	—	—
8/31/2013	$10.21	(0.12)	2.46	2.34	—	—
Institutional Class(h)
2/28/2018 (c)	$29.68	(0.03)	5.41	5.38	—	(1.13)
8/31/2017	$21.94	(0.02)	7.84	7.82	—	(0.08)
8/31/2016	$18.95	0.01	3.33	3.34	—	(0.35)
8/31/2015	$18.70	(0.02)	1.13	1.11	(0.10)	(0.76)
8/31/2014	$13.82	(0.05)	4.93	4.88	—	—
8/31/2013	$11.13	(0.01)	2.70	2.69	—	—
The accompanying Notes to Financial Statements are an integral part of this statement.
16	Columbia Global Technology Growth Fund | Semiannual Report 2018

Total distributions to shareholders	Net asset value, end of period	Total return	Total gross expense ratio to average net assets(a)	Total net expense ratio to average net assets(a),(b)	Net investment income (loss) ratio to average net assets	Portfolio turnover	Net assets, end of period (000’s)

(1.06)	$32.67	18.26%	1.26% (d)	1.26% (d)	(0.41%) (d)	14%	$305,833
(0.08)	$28.59	35.41%	1.32%	1.32% (e)	(0.33%)	40%	$228,598
(0.35)	$21.19	17.52%	1.36%	1.36% (e)	(0.21%)	55%	$165,271
(0.85)	$18.36	5.70%	1.40%	1.40% (e)	(0.37%)	60%	$131,079
—	$18.18	34.97%	1.42%	1.42% (e)	(0.55%)	68%	$83,656
—	$13.47	23.92%	1.49%	1.46% (e)	(0.36%)	135%	$53,711

(1.13)	$34.37	18.42%	1.01% (d)	1.01% (d)	(0.15%) (d)	14%	$28,668
(0.08)	$30.05	35.77%	1.07%	1.07% (e)	(0.06%)	40%	$13,629
(0.35)	$22.21	17.76%	1.11%	1.11% (e)	0.07%	55%	$7,235
(0.86)	$19.19	6.04%	1.15%	1.15% (e)	(0.23%)	60%	$8,345
—	$18.92	35.24%	1.16%	1.16% (e)	(0.37%)	68%	$836
—	$13.99	30.38%	1.22% (d)	1.22% (d),(e)	(0.28%) (d)	135%	$177

(0.89)	$29.42	17.82%	2.01% (d)	2.01% (d)	(1.17%) (d)	14%	$120,687
(0.08)	$25.78	34.39%	2.07%	2.07% (e)	(1.08%)	40%	$92,158
(0.35)	$19.26	16.65%	2.12%	2.12% (e)	(0.97%)	55%	$60,684
(0.80)	$16.84	4.91%	2.15%	2.15% (e)	(1.13%)	60%	$39,660
—	$16.82	34.02%	2.17%	2.17% (e)	(1.31%)	68%	$21,775
—	$12.55	22.92%	2.23%	2.21% (e)	(1.11%)	135%	$16,791

(1.13)	$33.93	18.41%	1.01% (d)	1.01% (d)	(0.17%) (d)	14%	$492,837
(0.08)	$29.68	35.75%	1.07%	1.07% (e)	(0.08%)	40%	$398,021
(0.35)	$21.94	17.82%	1.11%	1.11% (e)	0.04%	55%	$233,750
(0.86)	$18.95	6.00%	1.15%	1.15% (e)	(0.11%)	60%	$165,748
—	$18.70	35.31%	1.17%	1.17% (e)	(0.30%)	68%	$111,506
—	$13.82	24.17%	1.24%	1.21% (e)	(0.12%)	135%	$77,279
Columbia Global Technology Growth Fund | Semiannual Report 2018	17

Financial Highlights  (continued)
Year ended (except as noted)	Net asset value, beginning of period	Net investment income (loss)	Net realized and unrealized gain	Total from investment operations	Distributions from net investment income	Distributions from net realized gains
Institutional 2 Class(i)
2/28/2018 (c)	$30.23	(0.01)	5.51	5.50	—	(1.15)
8/31/2017	$22.33	0.01	7.97	7.98	—	(0.08)
8/31/2016	$19.26	0.03	3.39	3.42	—	(0.35)
8/31/2015	$18.98	(0.01)	1.16	1.15	(0.11)	(0.76)
8/31/2014	$14.00	(0.01)	4.99	4.98	—	—
8/31/2013 (j)	$10.73	0.00 (k)	3.27	3.27	—	—
Institutional 3 Class(l)
2/28/2018 (c)	$30.31	(0.01)	5.52	5.51	—	(1.16)
8/31/2017	$22.37	0.03	7.99	8.02	—	(0.08)
8/31/2016 (m)	$19.26	0.04	3.07	3.11	—	—

Notes to Financial Highlights
(a)	In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund’s reported expense ratios.
(b)	Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.
(c)	For the six months ended February 28, 2018 (unaudited).
(d)	Annualized.
(e)	The benefits derived from expense reductions had an impact of less than 0.01%.
(f)	Prior to November 1, 2017, Advisor Class shares were known as Class R4 shares.
(g)	Advisor Class shares commenced operations on November 8, 2012. Per share data and total return reflect activity from that date.
(h)	Prior to November 1, 2017, Institutional Class shares were known as Class Z shares.
(i)	Prior to November 1, 2017, Institutional 2 Class shares were known as Class R5 shares.
(j)	Institutional 2 Class shares commenced operations on November 8, 2012. Per share data and total return reflect activity from that date.
(k)	Rounds to zero.
(l)	Prior to November 1, 2017, Institutional 3 Class shares were known as Class Y shares.
(m)	Institutional 3 Class shares commenced operations on March 1, 2016. Per share data and total return reflect activity from that date.
The accompanying Notes to Financial Statements are an integral part of this statement.
18	Columbia Global Technology Growth Fund | Semiannual Report 2018

Total distributions to shareholders	Net asset value, end of period	Total return	Total gross expense ratio to average net assets(a)	Total net expense ratio to average net assets(a),(b)	Net investment income (loss) ratio to average net assets	Portfolio turnover	Net assets, end of period (000’s)

(1.15)	$34.58	18.47%	0.95% (d)	0.95% (d)	(0.09%) (d)	14%	$74,538
(0.08)	$30.23	35.84%	0.98%	0.98%	0.02%	40%	$45,747
(0.35)	$22.33	17.95%	0.98%	0.98%	0.16%	55%	$18,492
(0.87)	$19.26	6.13%	1.00%	1.00%	(0.05%)	60%	$9,964
—	$18.98	35.57%	1.03%	1.03%	(0.09%)	68%	$3,168
—	$14.00	30.48%	1.08% (d)	1.08% (d)	(0.08%) (d)	135%	$203

(1.16)	$34.66	18.47%	0.90% (d)	0.90% (d)	(0.05%) (d)	14%	$56,650
(0.08)	$30.31	35.96%	0.93%	0.93%	0.10%	40%	$40,899
—	$22.37	16.15%	0.94% (d)	0.94% (d)	0.33% (d)	55%	$675
Columbia Global Technology Growth Fund | Semiannual Report 2018	19

Notes to Financial Statements
February 28, 2018 (Unaudited)
Note 1. Organization
Columbia Global Technology Growth Fund (the Fund), a series of Columbia Funds Series Trust I (the Trust), is a diversified fund. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.
Fund shares
The Trust may issue an unlimited number of shares (without par value). Although all share classes generally have identical voting, dividend and liquidation rights, each share class votes separately when required by the Trust’s organizational documents or by law. Different share classes pay different distribution amounts to the extent the expenses of such share classes differ, and distributions in liquidation will be proportional to the net asset value of each share class. Each share class has its own expense and sales charge structure. The Fund offers each of the share classes identified below.
Class A shares are subject to a maximum front-end sales charge of 5.75% based on the initial investment amount. Class A shares purchased without an initial sales charge in accounts aggregating $1 million to $50 million at the time of purchase are subject to a contingent deferred sales charge (CDSC) if the shares are sold within 18 months after purchase, charged as follows: 1.00% CDSC if redeemed within 12 months after purchase, and 0.50% CDSC if redeemed more than 12, but less than 18, months after purchase.
Advisor Class shares are not subject to sales charges and are generally available only to omnibus retirement plans and certain investors as described in the Fund’s prospectus. Prior to November 1, 2017, Advisor Class shares were known as Class R4 shares.
Class C shares are subject to a 1.00% CDSC on shares redeemed within 12 months after purchase.
Institutional Class shares are not subject to sales charges and are generally available only to eligible investors, which are subject to different investment minimums as described in the Fund’s prospectus. Prior to November 1, 2017, Institutional Class shares were known as Class Z shares.
Institutional 2 Class shares are not subject to sales charges and are generally available only to investors purchasing through authorized investment professionals and omnibus retirement plans as described in the Fund’s prospectus. Prior to November 1, 2017, Institutional 2 Class shares were known as Class R5 shares.
Institutional 3 Class shares are not subject to sales charges and are available to institutional and certain other investors as described in the Fund’s prospectus. Prior to November 1, 2017, Institutional 3 Class shares were known as Class Y shares.
Note 2. Summary of significant accounting policies
Basis of preparation
The Fund is an investment company that applies the accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services - Investment Companies (ASC 946). The financial statements are prepared in accordance with U.S. generally accepted accounting principles (GAAP), which requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.
The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.
Security valuation
All equity securities are valued at the close of business of the New York Stock Exchange. Equity securities are valued at the last quoted sales price on the principal exchange or market on which they trade, except for securities traded on the NASDAQ Stock Market, which are valued at the NASDAQ official close price. Unlisted securities or listed securities for which there were no sales during the day are valued at the mean of the latest quoted bid and ask prices on such exchanges or markets.
20	Columbia Global Technology Growth Fund | Semiannual Report 2018

Notes to Financial Statements  (continued)
February 28, 2018 (Unaudited)
Foreign equity securities are valued based on the closing price on the foreign exchange in which such securities are primarily traded. If any foreign equity security closing prices are not readily available, the securities are valued at the mean of the latest quoted bid and ask prices on such exchanges or markets. Foreign currency exchange rates are generally determined at 4:00 p.m. Eastern (U.S.) time. Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange; therefore, the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the New York Stock Exchange. In those situations, foreign securities will be fair valued pursuant to a policy adopted by the Board of Trustees, including, if available, utilizing a third party pricing service to determine these fair values. The third party pricing service takes into account multiple factors, including, but not limited to, movements in the U.S. securities markets, certain depositary receipts, futures contracts and foreign exchange rates that have occurred subsequent to the close of the foreign exchange or market, to determine a good faith estimate that reasonably reflects the current market conditions as of the close of the New York Stock Exchange. The fair value of a security is likely to be different from the quoted or published price, if available.
Investments in open-end investment companies, including money market funds, are valued at their latest net asset value.
Investments for which market quotations are not readily available, or that have quotations which management believes are not reflective of market value or reliable, are valued at fair value as determined in good faith under procedures approved by and under the general supervision of the Board of Trustees. If a security or class of securities (such as foreign securities) is valued at fair value, such value is likely to be different from the quoted or published price for the security.
The determination of fair value often requires significant judgment. To determine fair value, management may use assumptions including but not limited to future cash flows and estimated risk premiums. Multiple inputs from various sources may be used to determine fair value.
GAAP requires disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category. This information is disclosed following the Fund’s Portfolio of Investments.
Foreign currency transactions and translations
The values of all assets and liabilities denominated in foreign currencies are generally translated into U.S. dollars at exchange rates determined at the close of regular trading on the New York Stock Exchange. Net realized and unrealized gains (losses) on foreign currency transactions and translations include gains (losses) arising from the fluctuation in exchange rates between trade and settlement dates on securities transactions, gains (losses) arising from the disposition of foreign currency and currency gains (losses) between the accrual and payment dates on dividends, interest income and foreign withholding taxes.
For financial statement purposes, the Fund does not distinguish that portion of gains (losses) on investments which is due to changes in foreign exchange rates from that which is due to changes in market prices of the investments. Such fluctuations are included with the net realized and unrealized gains (losses) on investments in the Statement of Operations.
Security transactions
Security transactions are accounted for on the trade date. Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.
Income recognition
Corporate actions and dividend income are generally recorded net of any non-reclaimable tax withholdings, on the ex-dividend date or upon receipt of ex-dividend notification in the case of certain foreign securities.
The Fund may receive distributions from holdings in equity securities, business development companies (BDCs), exchange-traded funds (ETFs), limited partnerships (LPs), other regulated investment companies (RICs), and real estate investment trusts (REITs), which report information on the tax character of their distributions annually. These distributions are allocated to dividend income, capital gain and return of capital based on actual information reported. Return of capital is recorded as a reduction of the cost basis of securities held. If the Fund no longer owns the applicable securities, return of capital is recorded as a realized gain. With respect to REITs, to the extent actual information has not yet been reported,
Columbia Global Technology Growth Fund | Semiannual Report 2018	21

Notes to Financial Statements  (continued)
February 28, 2018 (Unaudited)
estimates for return of capital are made by the Fund’s management. Management’s estimates are subsequently adjusted when the actual character of the distributions is disclosed by the REITs, which could result in a proportionate change in return of capital to shareholders.
Awards from class action litigation are recorded as a reduction of cost basis if the Fund still owns the applicable securities on the payment date. If the Fund no longer owns the applicable securities, the proceeds are recorded as realized gains.
Expenses
General expenses of the Trust are allocated to the Fund and other funds of the Trust based upon relative net assets or other expense allocation methodologies determined by the nature of the expense. Expenses directly attributable to the Fund are charged to the Fund. Expenses directly attributable to a specific class of shares are charged to that share class.
Determination of class net asset value
All income, expenses (other than class-specific expenses, which are charged to that share class, as shown in the Statement of Operations) and realized and unrealized gains (losses) are allocated to each class of the Fund on a daily basis, based on the relative net assets of each class, for purposes of determining the net asset value of each class.
Federal income tax status
The Fund intends to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code, as amended, and will distribute substantially all of its investment company net taxable income and net capital gains, if any, for its tax year, and as such will not be subject to federal income taxes. In addition, the Fund intends to distribute in each calendar year substantially all of its ordinary income, capital gains net income and certain other amounts, if any, such that the Fund should not be subject to federal excise tax. Therefore, no federal income or excise tax provision is recorded.
Foreign taxes
The Fund may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. The Fund will accrue such taxes and recoveries, as applicable, based upon its current interpretation of tax rules and regulations that exist in the markets in which it invests.
Realized gains in certain countries may be subject to foreign taxes at the Fund level, based on statutory rates. The Fund accrues for such foreign taxes on realized and unrealized gains at the appropriate rate for each jurisdiction, as applicable. The amount, if any, is disclosed as a liability on the Statement of Assets and Liabilities.
Distributions to shareholders
Distributions from net investment income, if any, are declared and paid annually. Net realized capital gains, if any, are distributed along with the income distribution. Income distributions and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from GAAP.
Guarantees and indemnifications
Under the Trust’s organizational documents and, in some cases, by contract, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust or its funds. In addition, certain of the Fund’s contracts with its service providers contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Fund cannot be determined, and the Fund has no historical basis for predicting the likelihood of any such claims.
Recent accounting pronouncement
Accounting Standards Update 2017-08 Premium Amortization on Purchased Callable Debt Securities
In March 2017, the Financial Accounting Standards Board issued Accounting Standards Update (ASU) No. 2017-08 Premium Amortization on Purchased Callable Debt Securities. ASU No. 2017-08 updates the accounting standards to shorten the amortization period for certain purchased callable debt securities, held at a premium, to be amortized to the earliest call date. The update applies to securities with explicit, noncontingent call features that are callable at fixed prices and on preset
22	Columbia Global Technology Growth Fund | Semiannual Report 2018

Notes to Financial Statements  (continued)
February 28, 2018 (Unaudited)
dates. The standard is effective for annual periods beginning after December 15, 2018 and interim periods within those fiscal years. At this time, management is evaluating the implication of this guidance and the impact it will have on the financial statement amounts and footnote disclosures, if any.
Note 3. Fees and other transactions with affiliates
Management services fees
The Fund has entered into a Management Agreement with Columbia Management Investment Advisers, LLC (the Investment Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial). Under the Management Agreement, the Investment Manager provides the Fund with investment research and advice, as well as administrative and accounting services. The management services fee is an annual fee that is equal to a percentage of the Fund’s daily net assets that declines from 0.87% to 0.77% as the Fund’s net assets increase. The annualized effective management services fee rate for the six months ended February 28, 2018 was 0.85% of the Fund’s average daily net assets.
Compensation of board members
Members of the Board of Trustees who are not officers or employees of the Investment Manager or Ameriprise Financial are compensated for their services to the Fund as disclosed in the Statement of Operations. These members of the Board of Trustees may participate in a Deferred Compensation Plan (the Plan) which may be terminated at any time. Obligations of the Plan will be paid solely out of the Fund’s assets, and all amounts payable under the Plan constitute a general unsecured obligation of the Fund.
Compensation of Chief Compliance Officer
The Board of Trustees has appointed a Chief Compliance Officer to the Fund in accordance with federal securities regulations. As disclosed in the Statement of Operations, a portion of the Chief Compliance Officer’s total compensation is allocated to the Fund, along with other allocations to affiliated funds governed by the Board of Trustees, based on relative net assets.
Transfer agency fees
Under a Transfer and Dividend Disbursing Agent Agreement, Columbia Management Investment Services Corp. (the Transfer Agent), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, is responsible for providing transfer agency services to the Fund. The Transfer Agent has contracted with DST Asset Manager Solutions, Inc. (DST) to serve as sub-transfer agent. The Transfer Agent pays the fees of DST for services as sub-transfer agent and DST is not entitled to reimbursement for such fees from the Fund (with the exception of out-of-pocket fees).
The Fund pays the Transfer Agent a monthly transfer agency fee based on the number or the average value of accounts, depending on the type of account. In addition, the Fund pays the Transfer Agent a fee for shareholder services based on the number of accounts or on a percentage of the average aggregate value of the Fund’s shares maintained in omnibus accounts up to the lesser of the amount charged by the financial intermediary or a cap established by the Board of Trustees from time to time.
The Transfer Agent also receives compensation from the Fund for various shareholder services and reimbursements for certain out-of-pocket fees. Total transfer agency fees for Institutional 2 Class and Institutional 3 Class shares are subject to an annual limitation of not more than 0.07% and 0.02%, respectively, of the average daily net assets attributable to each share class.
Columbia Global Technology Growth Fund | Semiannual Report 2018	23

Notes to Financial Statements  (continued)
February 28, 2018 (Unaudited)
For the six months ended February 28, 2018, the Fund’s annualized effective transfer agency fee rates as a percentage of average daily net assets of each class were as follows:
Effective rate (%)
Class A	0.13
Advisor Class	0.13
Class C	0.13
Institutional Class	0.13
Institutional 2 Class	0.06
Institutional 3 Class	0.01
An annual minimum account balance fee of $20 may apply to certain accounts with a value below the applicable share class’s initial minimum investment requirements to reduce the impact of small accounts on transfer agency fees. These minimum account balance fees are remitted to the Fund and recorded as part of expense reductions in the Statement of Operations. For the six months ended February 28, 2018, no minimum account balance fees were charged by the Fund.
Distribution and service fees
The Fund has entered into an agreement with Columbia Management Investment Distributors, Inc. (the Distributor), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, for distribution and shareholder services. The Board of Trustees has approved, and the Fund has adopted, distribution and shareholder service plans (the Plans) applicable to certain share classes, which set the distribution and service fees for the Fund. These fees are calculated daily and are intended to compensate the Distributor and/or eligible selling and/or servicing agents for selling shares of the Fund and providing services to investors.
Under the Plans, the Fund pays a monthly service fee to the Distributor at the maximum annual rate of 0.25% of the average daily net assets attributable to Class A and Class C shares of the Fund. Also under the Plans, the Fund pays a monthly distribution fee to the Distributor at the maximum annual rates of 0.10% and 0.75% of the average daily net assets attributable to Class A and Class C shares of the Fund, respectively.
Although the Fund may pay distribution and service fees up to a maximum annual rate of 0.35% of the Fund’s average daily net assets attributable to Class A shares (comprised of up to 0.10% for distribution services and up to 0.25% for shareholder liaison services), the Fund currently limits such fees to an aggregate fee of not more than 0.25% of the Fund’s average daily net assets attributable to Class A shares.
Sales charges
Sales charges, including front-end charges and CDSCs, received by the Distributor for distributing Fund shares for the six months ended February 28, 2018, if any, are listed below:
Amount ($)
Class A	830,458
Class C	7,049
24	Columbia Global Technology Growth Fund | Semiannual Report 2018

Notes to Financial Statements  (continued)
February 28, 2018 (Unaudited)
Expenses waived/reimbursed by the Investment Manager and its affiliates
The Investment Manager and certain of its affiliates have contractually agreed to waive fees and/or reimburse expenses (excluding certain fees and expenses described below) for the period(s) disclosed below, unless sooner terminated at the sole discretion of the Board of Trustees, so that the Fund’s net operating expenses, after giving effect to fees waived/expenses reimbursed and any balance credits and/or overdraft charges from the Fund’s custodian, do not exceed the following annual rate(s) as a percentage of the class’ average daily net assets:
	January 1, 2018 through December 31, 2018	Prior to January 1, 2018
Class A	1.43%	1.45%
Advisor Class	1.18	1.20
Class C	2.18	2.20
Institutional Class	1.18	1.20
Institutional 2 Class	1.11	1.155
Institutional 3 Class	1.07	1.105
Under the agreement governing these fee waivers and/or expense reimbursement arrangements, the following fees and expenses are excluded from the waiver/reimbursement commitment, and therefore will be paid by the Fund, if applicable: taxes (including foreign transaction taxes), expenses associated with investments in affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange-traded funds), transaction costs and brokerage commissions, costs related to any securities lending program, dividend expenses associated with securities sold short, inverse floater program fees and expenses, transaction charges and interest on borrowed money, interest, infrequent and/or unusual expenses and any other expenses the exclusion of which is specifically approved by the Board of Trustees. This agreement may be modified or amended only with approval from the Investment Manager, certain of its affiliates and the Fund. Any fees waived and/or expenses reimbursed under the expense reimbursement arrangements described above are not recoverable by the Investment Manager or its affiliates in future periods.
Note 4. Federal tax information
The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP because of temporary or permanent book to tax differences.
At February 28, 2018, the approximate cost of all investments for federal income tax purposes and the aggregate gross approximate unrealized appreciation and depreciation based on that cost was:
Federal tax cost ($)	Gross unrealized appreciation ($)	Gross unrealized (depreciation) ($)	Net unrealized appreciation ($)
657,105,000	429,924,000	(2,789,000)	427,135,000
Tax cost of investments and unrealized appreciation/(depreciation) may also include timing differences that do not constitute adjustments to tax basis.
Under current tax rules, regulated investment companies can elect to treat certain late-year ordinary losses incurred and post-October capital losses (capital losses realized after October 31) as arising on the first day of the following taxable year. The Fund will elect to treat the following late-year ordinary losses and post-October capital losses at August 31, 2017 as arising on September 1, 2017.
Late year ordinary losses ($)	Post-October capital losses ($)
302,973	—
Columbia Global Technology Growth Fund | Semiannual Report 2018	25

Notes to Financial Statements  (continued)
February 28, 2018 (Unaudited)
Management of the Fund has concluded that there are no significant uncertain tax positions in the Fund that would require recognition in the financial statements. However, management’s conclusion may be subject to review and adjustment at a later date based on factors including, but not limited to, new tax laws, regulations, and administrative interpretations (including relevant court decisions). Generally, the Fund’s federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.
Note 5. Portfolio information
The cost of purchases and proceeds from sales of securities, excluding short-term investments and derivatives, if any, aggregated to $242,608,378 and $134,544,021, respectively, for the six months ended February 28, 2018. The amount of purchase and sale activity impacts the portfolio turnover rate reported in the Financial Highlights.
Note 6. Affiliated money market fund
The Fund invests in Columbia Short-Term Cash Fund, an affiliated money market fund established for the exclusive use by the Fund and other affiliated funds (the Affiliated MMF). The income earned by the Fund from such investments is included as Dividends - affiliated issuers in the Statement of Operations. As an investing fund, the Fund indirectly bears its proportionate share of the expenses of the Affiliated MMF. The Affiliated MMF prices its shares with a floating net asset value. In addition, the Board of Trustees of the Affiliated MMF may impose a fee on redemptions (sometimes referred to as a liquidity fee) or temporarily suspend redemptions (sometimes referred to as imposing a redemption gate) in the event its liquidity falls below regulatory limits.
Note 7. Line of credit
The Fund has access to a revolving credit facility with a syndicate of banks led by Citibank, N.A., HSBC Bank USA, N.A. and JPMorgan Chase Bank, N.A. whereby the Fund may borrow for the temporary funding of shareholder redemptions or for other temporary or emergency purposes. The credit facility, which is a collective agreement between the Fund and certain other funds managed by the Investment Manager, severally and not jointly, permits collective borrowings up to $1 billion. Interest is charged to each participating fund based on its borrowings at a rate equal to the higher of (i) the overnight federal funds rate plus 1.00% or (ii) the one-month LIBOR rate plus 1.00%. Each borrowing under the credit facility matures no later than 60 days after the date of borrowing. The Fund also pays a commitment fee equal to its pro rata share of the amount of the credit facility at a rate of 0.15% per annum. The commitment fee is included in other expenses in the Statement of Operations.
The Fund had no borrowings during the six months ended February 28, 2018.
Note 8. Significant risks
Foreign securities and emerging market countries risk
Investing in foreign securities may include certain risks and considerations not typically associated with investing in U.S. securities, such as fluctuating currency values and changing local and regional economic, political and social conditions, which may result in greater market volatility. In addition, certain foreign securities may not be as liquid as U.S. securities. Investing in emerging markets may accentuate these risks. These countries are also more likely to experience high levels of inflation, deflation or currency devaluation which could hurt their economies and securities markets. To the extent that the Fund concentrates its investment exposure to any one or a few specific countries, the Fund will be particularly susceptible to the various conditions, events or other factors impacting those countries and may, therefore, have a greater risk than that of a fund which is more geographically diversified.
Shareholder concentration risk
At February 28, 2018, two unaffiliated shareholders of record owned 28.8% of the outstanding shares of the Fund in one or more accounts. The Fund has no knowledge about whether any portion of those shares was owned beneficially. Affiliated shareholders of record owned 18.1% of the outstanding shares of the Fund in one or more accounts. Subscription and redemption activity by concentrated accounts may have a significant effect on the operations of the Fund. In the case of a
26	Columbia Global Technology Growth Fund | Semiannual Report 2018

Notes to Financial Statements  (continued)
February 28, 2018 (Unaudited)
large redemption, the Fund may be forced to sell investments at inopportune times, including its liquid positions, which may result in Fund losses and the Fund holding a higher percentage of less liquid positions. Large redemptions could result in decreased economies of scale and increased operating expenses for non-redeeming Fund shareholders.
Technology and technology-related investment risk
The Fund may be more susceptible to the particular risks that may affect companies in the information technology sector, as well as other technology-related sectors (collectively, the technology sectors) than if it were invested in a wider variety of companies in unrelated sectors. Companies in the technology sectors are subject to certain risks, including the risk that new services, equipment or technologies will not be accepted by consumers and businesses or will become rapidly obsolete. Performance of such companies may be affected by factors including obtaining and protecting patents (or the failure to do so) and significant competitive pressures, including aggressive pricing of their products or services, new market entrants, competition for market share and short product cycles due to an accelerated rate of technological developments. Such competitive pressures may lead to limited earnings and/or falling profit margins. As a result, the value of their securities may fall or fail to rise. In addition, many technology sector companies have limited operating histories and prices of these companies’ securities historically have been more volatile than other securities, especially over the short term.
Note 9. Subsequent events
Management has evaluated the events and transactions that have occurred through the date the financial statements were issued and noted no items requiring adjustment of the financial statements or additional disclosure.
Note 10. Information regarding pending and settled legal proceedings
Ameriprise Financial and certain of its affiliates have historically been involved in a number of legal, arbitration and regulatory proceedings, including routine litigation, class actions, and governmental actions, concerning matters arising in connection with the conduct of their business activities. Ameriprise Financial believes that the Fund is not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the Fund or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Fund. Ameriprise Financial is required to make quarterly (10-Q), annual (10-K) and, as necessary, 8-K filings with the Securities and Exchange Commission (SEC) on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.
There can be no assurance that these matters, or the adverse publicity associated with them, will not result in increased Fund redemptions, reduced sale of Fund shares or other adverse consequences to the Fund. Further, although we believe proceedings are not likely to have a material adverse effect on the Fund or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Fund, these proceedings are subject to uncertainties and, as such, we are unable to estimate the possible loss or range of loss that may result. An adverse outcome in one or more of these proceedings could result in adverse judgments, settlements, fines, penalties or other relief that could have a material adverse effect on the consolidated financial condition or results of operations of Ameriprise Financial.
Columbia Global Technology Growth Fund | Semiannual Report 2018	27

Additional information
The Fund mails one shareholder report to each shareholder address. If you would like more than one report, please call shareholder services at 800.345.6611 and additional reports will be sent to you.
Proxy voting policies and procedures
The policy of the Board of Trustees is to vote the proxies of the companies in which the Fund holds investments consistent with the procedures as stated in the Statement of Additional Information (SAI). You may obtain a copy of the SAI without charge by calling 800.345.6611; contacting your financial intermediary; visiting investor.columbiathreadneedleus.com; or searching the website of the Securities and Exchange Commission (SEC) at sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities is filed with the SEC by August 31st for the most recent 12-month period ending June 30th of that year, and is available without charge by visiting investor.columbiathreadneedleus.com, or searching the website of the SEC at sec.gov.
Quarterly schedule of investments
The Fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Form N-Q is available on the SEC’s website at sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 800.SEC.0330. The Fund’s complete schedule of portfolio holdings, as filed on Form N-Q, can also be obtained without charge, upon request, by calling 800.345.6611.
Additional Fund information
For more information about the Fund, please visit investor.columbiathreadneedleus.com or call 800.345.6611. Customer Service Representatives are available to answer your questions Monday through Friday from 8 a.m. to 7 p.m. Eastern time.
Fund investment manager
Columbia Management Investment Advisers, LLC
225 Franklin Street
Boston, MA 02110
Fund distributor
Columbia Management Investment Distributors, Inc.
225 Franklin Street
Boston, MA 02110
Fund transfer agent
Columbia Management Investment Services Corp.
P.O. Box 8081
Boston, MA 02266-8081
28	Columbia Global Technology Growth Fund | Semiannual Report 2018

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Columbia Global Technology Growth Fund
P.O. Box 8081
Boston, MA 02266-8081

Please read and consider the investment objectives, risks, charges and expenses for any fund carefully before investing. For a prospectus and summary prospectus, which contains this and other important information about the Fund, go to
investor.columbiathreadneedleus.com. The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.
Columbia Threadneedle Investments (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies. All rights reserved. Columbia Management Investment Distributors, Inc., 225 Franklin Street, Boston, MA 02110-2804
© 2018 Columbia Management Investment Advisers, LLC.
investor.columbiathreadneedleus.com
SAR234_08_H01_(04/18)

Item 2. Code of Ethics.

Not applicable for semiannual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semiannual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semiannual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments

(a)	The registrant’s “Schedule I – Investments in securities of unaffiliated issuers” (as set forth in 17 CFR 210.12-12) is included in Item 1 of this Form N-CSR.

(b)	Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

There were no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of directors.

Item 11. Controls and Procedures.

(a)	The registrant’s principal executive officer and principal financial officer, based on their evaluation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing of this report, have concluded that such controls and procedures are adequately designed to ensure that material information required to be disclosed by the registrant in Form N-CSR is accumulated and communicated to the registrant’s management, including the principal executive officer and principal financial officer, or persons performing similar functions, as appropriate to allow timely decisions regarding required disclosure.

(b)	There was no change in the registrant’s internal control over financial reporting that occurred during the registrant’s second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable.

Item 13. Exhibits.

(a)(1) Code of ethics required to be disclosed under Item 2 of Form N-CSR: Not applicable for semiannual reports.

(a)(2) Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) attached hereto as Exhibit 99.CERT.

(a)(3) Not applicable.

(b) Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant)	Columbia Funds Series Trust I

By (Signature and Title)	/s/ Christopher O. Petersen
Christopher O. Petersen, President and Principal Executive Officer

Date	April 20, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Christopher O. Petersen
Christopher O. Petersen, President and Principal Executive Officer

Date	April 20, 2018

By (Signature and Title)	/s/ Michael G. Clarke
Michael G. Clarke, Treasurer and Chief Financial Officer

Date	April 20, 2018